UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-89560

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 29	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08666

Amendment No. 60	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-7
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Modified Single Premium Deferred Variable Annuity Contract

M&T Variable Annuity Portfolio
The Best of America® All American AnnuitySM
The Best of America® All American Annuity SM (Compass)
The Best of America® All American Annuity SM (STI Classic Variable Trust)

Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-7
The date of this prospectus is May 1, 2011.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 47.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Best of America products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information , material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

All American Annuity (issued before 5/1/00)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	Van Eck VIP Trust

All American Annuity (issued between 5/1/00 and 2/14/02)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Dreyfus
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust

1

All American Annuity ( issued on or after 2/15/02)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	MTB Group of Funds
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underling Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account and/or the Guaranteed Term Options .

2

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner - The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner .

Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options, and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-7, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	9
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges & Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	12
Financial Statements	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation.	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional, and Sales Expenses
Underlying Mutual Funds Payments
Profitability
Contract Modification
Standard Charges and Deductions	17
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges , and Deductions
Reduced Purchase Payment Option
CDSC Options
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	26
Contract Ownership	26
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	27
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfer Requests
Transfer Restrictions
Transfers After Annuitization
Right to Examine and Cancel	31
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

4

Table of Contents (continued)	Page
Loan Privilege	33
Minimum and Maximum Loan Amounts
Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	34
Contract Owner Services	35
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	36
Annuitizing the Contract	36
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	40
Upon Death
Death Benefit Payment
Statements and Reports	43
Legal Proceedings	43
Table of Contents of Statement of Additional Information	47
Appendix A: Underlying Mutual Funds	48
Appendix B: Condensed Financial Information	71
Appendix C: Contract Types and Tax Information	122
Appendix D: State Variations	132

5

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract and "Appendix D: State Variations" for state specific information.
Loan Processing Fee								$252
Maximum Premium Tax Charge (as a percentage of purchase payments)								5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)								1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

6

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option 14
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

7

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.10%	2.32%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide assess es a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.
7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
9 This option may not be elected with another death benefit option.
10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.
11 This option may not be elected with another death benefit option.
12 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.
13 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
14 This option may be elected at any time.
15 Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

8

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.32%)	$1,222	$2,282	$3,311	$5,923	*	$1,857	$3,056	$5,923	$627	$1,857	$3,056	$5,923
Minimum Total Underlying Mutual Fund Operating Expenses (0. 10%)	$989	$1,619	$2,266	$4,131	*	$1,194	$2,011	$4,131	$394	$1,194	$2,011	$4,137

*The contracts sold under this prospectus do not permit annuitization during the first 2 Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment-only Contracts (Qualified Plans) ;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs, and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender (Redemption) After Annuitization").

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

9

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only (Qualified Plans)	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations").

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction s listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing, and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to Contract Owners at the time of application.  The CDSC options each have different characteristics and costs.  The charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:

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Option	Contract Type	Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

If the Contract Owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, 2 Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the Contract Owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the Contract Owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge 7 years from the date the contract was issued.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first 7 Contract Years will be lowered by 0.45% due to the assessment of this charge.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Capital Preservation Plus Option

The Capital Preservation Plus Option may be elected at application.  If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

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Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract, any Extra Value Option credits, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract, any Extra Value Option credits, and any applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained free of charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on that exemption, Nationwide does not file periodic reports that would otherwise be required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-7 is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on July 22, 1994, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

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The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

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However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed.  When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.  Contract Owners can obtain a GTO prospectus by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

*The GTO charge associated with this option will not be assessed after the end of the 7th Contract Year.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by the assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

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•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than 12 months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

Optional Benefit	Fixed Account Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%

*The Fixed Account charge associated with this option will not be assessed after the end of the 7th Contract Year.

Although there is a fee assessed to the assets in the Fixed Account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  Please refer to "Appendix D: State Variations."

In order to comply with the USA Patroit Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

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In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit s the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

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There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.   Nationwide may generate a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first).

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract and "Appendix D: State Variations" for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least 2 years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

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A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Please refer to "Appendix D: State Variations."  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

Reduced Purchase Payment Option

If the Contract Owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.   Nationwide may realize a profit from the charge assessed for this option.

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The Contract Owner may elect to terminate this option if, throughout a period of at least 2 years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner may choose the Five Year CDSC Option.  Nationwide may realize a profit from the charge assessed for this option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the Contract Owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.  Nationwide may realize a profit from the charge assessed for this option.

This option also contains a disability waiver.  Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if 2 conditions are met:

1)	the Contract Owner has been the owner of the contract for 10 years; and

2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.   Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The Contract Owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Nationwide may realize a profit from charges assessed for any optional death benefit elected.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

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Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit

Until state approval is received for the Greater of One-Year  or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased 1 of 2 Guaranteed Minimum Income Benefit ("GMIB") options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  GMIB options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A GMIB may afford protection against unfavorable investment performance.

Nationwide may realize a profit from the charge assessed for these options.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)
If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the Contract Owner can purchase the Extra Value Option at the time of application.  Allocations made to the Fixed Account or to the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first 7 Contract Years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide's General Account.  The amount credited will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective Contract Owners to choose between two different Variable Account charge structures for the first 7 years of the contract.

If the Extra Value Option is elected and no additional optional benefits are elected, the total Variable Account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the Variable Account for the first 7 years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 0.95% (assuming no other optional benefits are elected) of the Daily Net Assets of the Variable Account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective Contract Owner believes it is more advantageous to have:

a)	a 1.40% Variable Account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b)	a 0.95% Variable Account charge for the first 7 years of the contract, without the Extra Value Option credit.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a)	the Contract Owner elects to surrender the contract pursuant to the contractual free look provisions; or

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b)	withdrawals that are subject to a CDSC are taken before the end of the 7th Contract Year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a Contract Owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the Contract Owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as allocated by the Contract Owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the 7th Contract Year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.   Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.   Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the co-Annuitant does not have any rights under this benefit unless the co-Annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions, as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:

a = Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

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If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts, the Fixed Account , and the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").   Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP program period.   Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between 2 investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all of part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

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Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The Fixed Account and the following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

Underlying Mutual Funds Available for Contracts Issued On or After February 15, 2002

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2

Invesco
•	Invesco V.I. Capital Development Fund: Series I
•	Invesco V.I. Capital Development Fund: Series II
•	Invesco V.I. Core Equity Fund: Series I
•	Invesco V.I. Core Equity Fund: Series II
•	Invesco Van Kampen V.I. Capital Growth Fund: Series II
•	Invesco Van Kampen V.I. Comstock Fund: Series II

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

MTB Group of Funds
•	MTB Managed Allocation Fund – Moderate Growth II

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II

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•	NVIT Mid Cap Index Fund: Class I
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value: Class II
•	NVIT Nationwide Fund: Class II
•	NVIT Short Term Bond Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Global Strategic Income Fund/VA : Service Shares
•	Oppenheimer Main Street Fund®/VA: Service Shares

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009:

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc. (The) : Initial Shares

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
•	Federated Quality Bond Fund II: Service Shares

Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006 :

Fidelity Variable Insurance Products Fund
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class
•	VIP Value Strategies Portfolio: Service Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005 :

Putnam Variable Trust
•	Putnam VT Growth & Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004 :

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio:
Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Federated Insurance Series
•	Federated Capital Appreciation Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Growth Strategies Portfolio: Service Class 2

Underlying Mutual Funds Available for Contracts Issued Between May 1, 2000 and February 14, 2002

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares

Federated Insurance Series
•	Federated Capital Appreciation Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager: Growth Portfolio: Service Class 2
•	VIP Asset Manager Portfolio: Service Class 2
•	VIP Balanced Portfolio: Service Class 2
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Growth Strategies Portfolio: Service Class 2
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Money Market Portfolio: Initial Class
•	VIP Value Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class 2

Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II
•	Invesco V.I. Capital Development Fund: Series II
•	Invesco V.I. Core Equity Fund: Series II
•	Invesco Van Kampen V.I. Capital Growth Fund: Series II
•	Invesco Van Kampen V.I. Comstock Fund: Series II

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class
•	MFS Value Series: Service Class

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Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Global Strategic Income Fund/VA : Service Shares
•	Oppenheimer Main Street Fund®/VA: Service Shares

Putnam Variable Trust
•	Putnam VT Growth & Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

Underlying Mutual Funds Available for Contracts Issued Before May 1, 2000

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Federated Insurance Series
•	Federated Capital Appreciation Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager : Growth Portfolio: Service Class
•	VIP Asset Manager Portfolio: Service Class
•	VIP Balanced Portfolio: Service Class
•	VIP Dynamic Capital Appreciation Portfolio:
Service Class
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth & Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Growth Strategies Portfolio: Service Class
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class
•	VIP Mid Cap Portfolio: Service Class
•	VIP Money Market Portfolio: Initial Class
•	VIP Value Portfolio: Service Class
•	VIP Value Strategies Portfolio: Service Class 2

Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II
•	Invesco V.I. Capital Development Fund: Series II
•	Invesco V.I. Core Equity Fund: Series II
•	Invesco Van Kampen V.I. Capital Growth Fund: Series II
•	Invesco Van Kampen V.I. Comstock Fund: Series II

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢ NVIT Investor Destinations Conservative Fund: Class II
➢ NVIT Investor Destinations Moderately Conservative Fund: Class II
➢ NVIT Investor Destinations Moderate Fund: Class II
➢ NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢ NVIT Investor Destinations Aggressive Fund:  Class II
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Global Strategic Income Fund/VA : Service Shares
•	Oppenheimer Main Street Fund®/VA: Service Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

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Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.

During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the Contract Owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the NVIT – Nationwide NVIT Money Market Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves 2 steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in Contract Ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

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The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no contingent annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

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If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations").

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant.  If upon notification of death of the Contract Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date .

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account, or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

2)	amounts allocated to the Fixed Account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and any Guaranteed Term Option based on current cash values.

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Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn;

2)	adding any interest earned on the amounts allocated; and

3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account to the Variable Account under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers to the Fixed Account (whether from the Variable Account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

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Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days after the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the 1 year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

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In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

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If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract, any Extra Value Option credit, and any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract, any Extra Value Option credit, and any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

For those jurisdictions that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the 7th Contract Year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a tax penalty (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information").

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

a)	the amount requested; or

b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of any Extra Value Option credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

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Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

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The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Loan Processing Fee

Nationwide charge s a loan processing fee at the time each new loan is processed.   This fee will not exceed $25 per loan processed.  The loan processing fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

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Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Value to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every 3 months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.   Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.   With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts :

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares (only available in contracts for which good order applications were received before May 1, 2008)

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other Sub-Account(s) .  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.   Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.   When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

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Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.

If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel ").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

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Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in "Appendix A: Underlying Mutual Funds."

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make 1 lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

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Guaranteed Minimum Income Benefit Options

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday; and

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as the reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

1)	the application of additional purchase payments;

2)	surrenders; or

3)	transfers from the Variable Account,

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the Annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;
•	Joint and Last Survivor Annuity; and
•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial advisor in evaluating the GMIB options, and all other aspects of the contract.

♦ The GMIB may not be approved in all state jurisdictions.

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Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If an annuity payment option is not elected , a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

1)
Life Annuity. An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity. An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	And …	and …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving Contract Owner.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the estate of the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner's estate.

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If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the "Required Distributions" provisions in "Appendix C: Contract Types and Tax Information."

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select one of 3 death benefits available under the contract at the time of application (not all death benefit options may be available in all states; please refer to "Appendix D: State Variations").  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.

After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or the Guaranteed Term Options will remain invested and will not be allocated to the available money market Sub-Account.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value as of the most recent 5- year contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5- year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

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If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Spousal Protection Feature

The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs, and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole Contract Owner;

2)	The spouses must be co-Annuitants;

3)	Both co-Annuitants must be age 85 or younger at the time the contract is issued;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as Contract Owner, Annuitant or primary beneficiary;

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6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the Contract Owner);

7)
If a co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-Annuitant; and

8)
If a co-Annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

1)	the third contract anniversary has passed; and

2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server.  To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an

43

affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of

44

fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie

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Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

The following Sub-Accounts are available for contracts issued prior to May 1, 2000:

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

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Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.

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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
This underlying mutual fund is only available in contracts issued before May 1, 2011
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

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Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

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Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Designation: STTF

The following Sub-Accounts are available for contracts issued between May 1, 2000 and February 14, 2002:

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

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AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio:  Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

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MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

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Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

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Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Designation: STTF

The following Sub-Accounts are available for contracts issued on or after February 15, 2002:

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

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Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

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Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

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Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

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MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II
Investment Advisor:	MTB Investment Advisors, Inc.
Investment Objective:	Capital appreciation and, secondarily, income.

Designation: FF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

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Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

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Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: FF

65

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

66

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

67

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.

Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

68

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares (formerly,
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

69

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Designation: STTF

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

70

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with all optional benefits available on December 31, 2010 (the maximum Variable Account charge of 3.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-800-848-6331, TDD 1-800-238-3035
writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

checking
online at:                                www.nationwide.com

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	10.154851	11.345789	11.73%	79,485	2010
	8.518751	10.154851	19.21%	70,319	2009
	14.502070	8.518751	-41.26%	72,703	2008
	13.963274	14.502070	3.86%	99,420	2007
	12.050226	13.963274	15.88%	111,801	2006
	11.630926	12.050226	3.61%	143,983	2005
	10.557705	11.630926	10.17%	159,552	2004
	8.063673	10.557705	30.93%	141,853	2003
	10.000000	8.063673	-19.36%	53,878	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.550635	17.098319	3.31%	18,988	2010
	12.436431	16.550635	33.08%	21,906	2009
	26.876347	12.436431	-53.73%	37,979	2008
	25.700831	26.876347	4.57%	52,545	2007
	19.202846	25.700831	33.84%	76,926	2006
	16.637896	19.202846	15.42%	101,552	2005
	13.449768	16.637896	23.70%	121,066	2004
	9.432937	13.449768	42.58%	127,258	2003
	10.000000	9.432937	-5.67%	59,648	2002*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.951821	10.826450	8.79%	40,427	2010
	7.328126	9.951821	35.80%	42,263	2009
	12.294106	7.328126	-40.39%	49,685	2008
	10.925274	12.294106	12.53%	53,884	2007
	11.100924	10.925274	-1.58%	62,972	2006
	9.758629	11.100924	13.75%	80,998	2005
	9.093369	9.758629	7.32%	80,291	2004
	7.441659	9.093369	22.20%	87,983	2003
	10.000000	7.441659	-25.58%	33,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.136600	20.233263	25.39%	65,258	2010
	11.419896	16.136600	41.30%	70,928	2009
	17.944104	11.419896	-36.36%	91,218	2008
	17.844547	17.944104	0.56%	106,150	2007
	15.774935	17.844547	13.12%	151,266	2006
	14.935414	15.774935	5.62%	183,543	2005
	12.663214	14.935414	17.94%	188,363	2004
	9.074030	12.663214	39.55%	170,489	2003
	10.000000	9.074030	-9.26%	103,116	2002*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.100570	13.155568	8.72%	60,522	2010
	10.000000	12.100570	21.01%	53,117	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.578413	16.923108	24.63%	8,581	2010
	10.964580	13.578413	23.84%	12,950	2009
	16.023269	10.964580	-31.57%	14,563	2008
	16.284424	16.023269	-1.60%	15,987	2007
	14.369405	16.284424	13.33%	19,180	2006
	13.528311	14.369405	6.22%	19,904	2005
	11.205694	13.528311	20.73%	19,331	2004
	8.210980	11.205694	36.47%	13,122	2003
	10.000000	8.210980	-17.89%	1,892	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.665140	12.128991	13.73%	2,826	2010
	8.050073	10.665140	32.49%	5,124	2009
	12.393968	8.050073	-35.05%	5,647	2008
	11.609628	12.393968	6.76%	9,220	2007
	10.733160	11.609628	8.17%	11,965	2006
	10.457710	10.733160	2.63%	12,798	2005
	9.940634	10.457710	5.20%	12,612	2004
	7.964781	9.940634	24.81%	3,920	2003
	10.000000	7.964781	-20.35%	0	2002*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.384371	12.949479	13.75%	23,822	2010
	9.097737	11.384371	25.13%	33,103	2009
	14.612382	9.097737	-37.74%	34,684	2008
	14.016677	14.612382	4.25%	40,161	2007
	12.251936	14.016677	14.40%	52,038	2006
	11.814824	12.251936	3.70%	61,796	2005
	10.780980	11.814824	9.59%	59,545	2004
	8.479269	10.780980	27.15%	45,367	2003
	10.000000	8.479269	-15.21%	13,566	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.646561	14.347420	13.45%	55,172	2010
	10.129613	12.646561	24.85%	76,445	2009
	16.316126	10.129613	-37.92%	70,027	2008
	15.690301	16.316126	3.99%	84,051	2007
	13.749606	15.690301	14.11%	88,385	2006
	13.291809	13.749606	3.44%	97,892	2005
	12.160415	13.291809	9.30%	88,725	2004
	10.000000	12.160415	21.60%	40,450	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.423485	11.667501	11.93%	52,438	2010
	9.290933	10.423485	12.19%	21,764	2009
	13.336768	9.290933	-30.34%	35,678	2008
	12.281281	13.336768	8.59%	46,245	2007
	10.708715	12.281281	14.68%	49,882	2006
	10.630920	10.708715	0.73%	54,315	2005
	10.020448	10.630920	6.09%	58,888	2004
	8.166548	10.020448	22.70%	50,006	2003
	10.000000	8.166548	-18.33%	2,426	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	16.437282	18.622881	13.30%	90,529	2010
	10.883576	16.437282	51.03%	88,160	2009
	14.867763	10.883576	-26.80%	114,570	2008
	14.547732	14.867763	2.20%	140,536	2007
	13.283201	14.547732	9.52%	134,925	2006
	13.112408	13.283201	1.30%	149,138	2005
	12.017175	13.112408	9.11%	170,112	2004
	9.961494	12.017175	20.64%	167,604	2003
	10.000000	9.961494	-0.39%	70,881	2002*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.354986	14.353103	7.47%	55,713	2010
	11.195302	13.354986	19.29%	62,522	2009
	12.191151	11.195302	-8.17%	63,602	2008
	11.679918	12.191151	4.38%	77,206	2007
	11.321336	11.679918	3.17%	66,481	2006
	11.283229	11.321336	0.34%	67,837	2005
	10.993486	11.283229	2.64%	68,795	2004
	10.606178	10.993486	3.65%	45,858	2003
	10.000000	10.606178	6.06%	8,080	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	13.254333	14.215737	7.25%	140,595	2010
	11.136757	13.254333	19.01%	138,320	2009
	12.162159	11.136757	-8.43%	135,334	2008
	11.679120	12.162159	4.14%	167,850	2007
	11.346099	11.679120	2.94%	195,547	2006
	11.342662	11.346099	0.03%	224,470	2005
	11.083492	11.342662	2.34%	237,601	2004
	10.714121	11.083492	3.45%	227,751	2003
	10.000000	10.714121	7.14%	66,940	2002*

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	11.680069	13.440622	15.07%	54,556	2010
	8.880327	11.680069	31.53%	59,922	2009
	13.982048	8.880327	-36.49%	69,006	2008
	11.875443	13.982048	17.74%	86,538	2007
	11.220533	11.875443	5.84%	115,854	2006
	10.914085	11.220533	2.81%	160,692	2005
	10.409481	10.914085	4.85%	194,948	2004
	8.533857	10.409481	21.98%	219,814	2003
	10.200998	8.533857	-16.34%	236,969	2002
	11.135469	10.200998	-8.39%	124,889	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.989413	10.330835	14.92%	24,883	2010
	6.854201	8.989413	31.15%	32,052	2009
	10.802711	6.854201	-36.55%	37,592	2008
	9.196192	10.802711	17.47%	61,574	2007
	8.699189	9.196192	5.71%	48,474	2006
	8.480063	8.699189	2.58%	50,366	2005
	8.105040	8.480063	4.63%	56,099	2004
	6.651197	8.105040	21.86%	70,196	2003
	7.977579	6.651197	-16.63%	100,130	2002
	8.717055	7.977579	-8.48%	118,590	2001

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	13.615255	15.393047	13.06%	63,074	2010
	10.660610	13.615255	27.72%	75,188	2009
	15.120808	10.660610	-29.50%	87,248	2008
	13.234098	15.120808	14.26%	110,970	2007
	12.459223	13.234098	6.22%	151,347	2006
	12.102993	12.459223	2.94%	263,749	2005
	11.597568	12.102993	4.36%	332,580	2004
	9.930554	11.597568	16.79%	357,763	2003
	10.999576	9.930554	-9.72%	383,580	2002
	11.597944	10.999576	-5.16%	449,491	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.981394	12.395911	12.88%	30,746	2010
	8.610314	10.981394	27.54%	39,701	2009
	12.227478	8.610314	-29.58%	55,215	2008
	10.718860	12.227478	14.07%	65,693	2007
	10.100610	10.718860	6.12%	62,485	2006
	9.825739	10.100610	2.80%	70,708	2005
	9.431645	9.825739	4.18%	89,530	2004
	8.092651	9.431645	16.55%	97,002	2003
	8.981185	8.092651	-9.89%	97,225	2002
	9.483513	8.981185	-5.30%	104,929	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	13.276017	15.515456	16.87%	161,995	2010
	9.687491	13.276017	37.04%	204,492	2009
	14.823977	9.687491	-34.65%	228,580	2008
	13.743893	14.823977	7.86%	333,104	2007
	12.428712	13.743893	10.58%	390,536	2006
	11.881112	12.428712	4.61%	593,900	2005
	11.378129	11.881112	4.42%	727,478	2004
	9.774081	11.378129	16.41%	801,137	2003
	10.814571	9.774081	-9.62%	865,147	2002
	11.110424	10.814571	-2.66%	1,011,363	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.335109	13.221071	16.64%	53,546	2010
	8.273288	11.335109	37.01%	64,128	2009
	12.684095	8.273288	-34.77%	87,863	2008
	11.779311	12.684095	7.68%	135,397	2007
	10.665568	11.779311	10.44%	139,832	2006
	10.203676	10.665568	4.53%	141,068	2005
	9.797323	10.203676	4.15%	178,378	2004
	8.424432	9.797323	16.30%	207,810	2003
	9.339561	8.424432	-9.80%	191,788	2002
	9.609431	9.339561	-2.81%	191,331	2001

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.928775	9.272186	16.94%	18,442	2010
	5.889554	7.928775	34.62%	25,033	2009
	10.110334	5.889554	-41.75%	32,262	2008
	9.546663	10.110334	5.90%	36,572	2007
	8.454825	9.546663	12.91%	47,617	2006
	7.055437	8.454825	19.83%	46,647	2005
	7.033439	7.055437	0.31%	54,042	2004
	5.672624	7.033439	23.99%	77,705	2003
	6.173069	5.672624	-8.11%	86,384	2002
	8.729886	6.173069	-29.29%	93,306	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.809318	9.126397	16.87%	37,595	2010
	5.806254	7.809318	34.50%	46,911	2009
	9.994478	5.806254	-41.91%	71,380	2008
	9.454587	9.994478	5.71%	88,537	2007
	8.386446	9.454587	12.74%	79,659	2006
	7.016003	8.386446	19.53%	89,303	2005
	6.993633	7.016003	0.32%	99,179	2004
	5.652536	6.993633	23.73%	101,166	2003
	6.173063	5.652536	-8.43%	104,738	2002
	8.729884	6.173063	-29.29%	102,698	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.221108	13.931478	14.00%	349,358	2010
	9.488733	12.221108	28.80%	420,240	2009
	16.720156	9.488733	-43.25%	492,383	2008
	16.645426	16.720156	0.45%	623,959	2007
	13.994543	16.645426	18.94%	838,535	2006
	13.359203	13.994543	4.76%	1,165,130	2005
	12.109002	13.359203	10.32%	1,354,269	2004
	9.388005	12.109002	28.98%	1,429,082	2003
	11.419115	9.388005	-17.79%	1,504,505	2002
	12.147445	11.419115	-6.00%	1,801,287	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.792679	12.284886	13.83%	400,882	2010
	8.389172	10.792679	28.65%	475,690	2009
	14.810452	8.389172	-43.36%	569,204	2008
	14.765380	14.810452	0.31%	656,471	2007
	12.429524	14.765380	18.79%	734,327	2006
	11.886287	12.429524	4.57%	786,437	2005
	10.788373	11.886287	10.18%	871,665	2004
	8.376451	10.788373	28.79%	850,853	2003
	10.207668	8.376451	-17.94%	712,785	2002
	10.874421	10.207668	-6.13%	581,991	2001

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.720919	13.311898	13.57%	238,888	2010
	9.305806	11.720919	25.95%	295,894	2009
	16.135980	9.305806	-42.33%	351,644	2008
	14.545949	16.135980	10.93%	436,009	2007
	12.994400	14.545949	11.94%	590,158	2006
	12.200303	12.994400	6.51%	901,347	2005
	11.647192	12.200303	4.75%	1,122,362	2004
	9.513687	11.647192	22.43%	1,281,552	2003
	11.529603	9.513687	-17.48%	1,491,640	2002
	12.771052	11.529603	-9.72%	1,800,094	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.892841	10.089802	13.46%	138,019	2010
	7.068523	8.892841	25.81%	160,110	2009
	12.282570	7.068523	-42.45%	186,480	2008
	11.086398	12.282570	10.79%	268,753	2007
	9.917472	11.086398	11.79%	252,838	2006
	9.322472	9.917472	6.38%	302,865	2005
	8.919227	9.322472	4.52%	359,222	2004
	7.294561	8.919227	22.27%	422,575	2003
	8.856439	7.294561	-17.64%	362,580	2002
	9.827003	8.856439	-9.88%	395,692	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.109889	13.651692	22.88%	381,973	2010
	8.752739	11.109889	26.93%	455,712	2009
	16.747197	8.752739	-47.74%	515,417	2008
	13.327515	16.747197	25.66%	648,958	2007
	12.606342	13.327515	5.72%	900,240	2006
	12.043664	12.606342	4.67%	1,392,430	2005
	11.774891	12.043664	2.28%	1,722,252	2004
	8.952843	11.774891	31.52%	1,985,368	2003
	12.949436	8.952843	-30.86%	2,256,555	2002
	15.891422	12.949436	-18.51%	2,890,947	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.845848	7.172026	22.69%	463,679	2010
	4.612133	5.845848	26.75%	563,562	2009
	8.837119	4.612133	-47.81%	591,839	2008
	7.044335	8.837119	25.45%	834,003	2007
	6.673130	7.044335	5.56%	843,820	2006
	6.385591	6.673130	4.50%	1,045,695	2005
	6.251628	6.385591	2.14%	1,266,240	2004
	4.761956	6.251628	31.28%	1,425,145	2003
	6.897293	4.761956	-30.96%	1,437,002	2002
	8.478714	6.897293	-18.65%	1,448,978	2001

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.865264	10.949048	23.51%	2,823	2010
	6.405486	8.865264	38.40%	4,933	2009
	12.649260	6.405486	-49.36%	5,391	2008
	10.867980	12.649260	16.39%	5,103	2007
	10.119554	10.867980	7.40%	4,214	2006
	9.461442	10.119554	6.96%	9,863	2005
	8.665897	9.461442	9.18%	8,964	2004
	6.705285	8.665897	29.24%	16,072	2003
	9.189889	6.705285	-27.04%	19,446	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.669282	10.706393	23.50%	19,959	2010
	6.281889	8.669282	38.00%	34,948	2009
	12.412207	6.281889	-49.39%	46,268	2008
	10.681977	12.412207	16.20%	38,522	2007
	9.958447	10.681977	7.27%	40,665	2006
	9.331368	9.958447	6.72%	50,876	2005
	8.567408	9.331368	8.92%	60,641	2004
	6.638994	8.567408	29.05%	56,386	2003
	9.134111	6.638994	-27.32%	41,461	2002

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	11.103919	12.514908	12.71%	210,423	2010
	7.797205	11.103919	42.41%	253,784	2009
	10.504908	7.797205	-25.78%	298,047	2008
	10.331749	10.504908	1.68%	400,424	2007
	9.381882	10.331749	10.12%	549,557	2006
	9.238518	9.381882	1.55%	930,518	2005
	8.520424	9.238518	8.43%	1,237,967	2004
	6.774892	8.520424	25.76%	1,465,973	2003
	6.601032	6.774892	2.63%	1,536,275	2002
	7.564599	6.601032	-12.74%	1,901,773	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.650592	13.117755	12.59%	118,171	2010
	8.198818	11.650592	42.10%	151,742	2009
	11.057436	8.198818	-25.85%	199,810	2008
	10.887295	11.057436	1.56%	225,645	2007
	9.899993	10.887295	9.97%	305,679	2006
	9.768796	9.899993	1.34%	324,629	2005
	9.016435	9.768796	8.34%	349,998	2004
	7.181521	9.016435	25.55%	345,680	2003
	7.018847	7.181521	2.32%	260,620	2002
	8.046605	7.018847	-12.77%	243,817	2001

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.356071	11.672359	12.71%	39,645	2010
	7.286115	10.356071	42.13%	68,435	2009
	9.832015	7.286115	-25.89%	39,234	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.356071	11.672359	12.71%	39,645	2010
	7.286115	10.356071	42.13%	68,435	2009
	9.832015	7.286115	-25.89%	39,234	2008
	10.000000	9.832015	-1.68%	48,421	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.893972	13.550928	13.93%	532,432	2010
	9.484550	11.893972	25.40%	629,939	2009
	15.198970	9.484550	-37.60%	750,481	2008
	14.553901	15.198970	4.43%	922,127	2007
	12.696132	14.553901	14.63%	1,129,824	2006
	12.227709	12.696132	3.83%	1,548,199	2005
	11.160330	12.227709	9.56%	1,861,314	2004
	8.774550	11.160330	27.19%	2,024,666	2003
	11.393756	8.774550	-22.99%	2,290,203	2002
	13.087430	11.393756	-12.94%	3,565,690	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	17.356501	18.533414	6.78%	267,049	2010
	15.142153	17.356501	14.62%	299,932	2009
	15.800825	15.142153	-4.17%	362,007	2008
	15.288575	15.800825	3.35%	435,210	2007
	14.791523	15.288575	3.36%	533,999	2006
	14.612721	14.791523	1.22%	873,622	2005
	14.123617	14.612721	3.46%	1,040,242	2004
	13.553721	14.123617	4.20%	1,235,795	2003
	12.401055	13.553721	9.29%	1,500,734	2002
	11.543603	12.401055	7.43%	1,516,238	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	34.822634	44.392274	27.48%	100,835	2010
	25.109155	34.822634	38.69%	128,518	2009
	41.907166	25.109155	-40.08%	147,761	2008
	36.637278	41.907166	14.38%	192,235	2007
	32.851594	36.637278	11.52%	258,138	2006
	28.058024	32.851594	17.08%	371,218	2005
	22.702985	28.058024	23.59%	404,129	2004
	16.546164	22.702985	37.21%	406,719	2003
	18.539590	16.546164	-10.75%	440,069	2002
	19.369905	18.539590	-4.29%	523,019	2001

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.817965	25.238327	27.35%	313,603	2010
	14.316820	19.817965	38.42%	403,970	2009
	23.933598	14.316820	-40.18%	447,847	2008
	20.950870	23.933598	14.24%	572,625	2007
	18.817342	20.950870	11.34%	586,921	2006
	16.097219	18.817342	16.90%	654,793	2005
	13.037094	16.097219	23.47%	683,124	2004
	9.520360	13.037094	36.94%	648,693	2003
	10.682634	9.520360	-10.88%	529,772	2002
	11.178625	10.682634	-4.44%	471,930	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.382447	13.287525	-0.71%	227,471	2010
	13.414096	13.382447	-0.24%	231,207	2009
	13.144676	13.414096	2.05%	261,731	2008
	12.617804	13.144676	4.18%	237,432	2007
	12.144529	12.617804	3.90%	309,593	2006
	11.898561	12.144529	2.07%	456,269	2005
	11.869460	11.898561	0.25%	501,943	2004
	11.864802	11.869460	0.04%	691,331	2003
	11.779111	11.864802	0.73%	1,038,673	2002
	11.418931	11.779111	3.15%	1,292,542	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	13.061075	14.617902	11.92%	112,397	2010
	10.429094	13.061075	25.24%	124,544	2009
	18.757073	10.429094	-44.40%	145,454	2008
	16.157718	18.757073	16.09%	226,876	2007
	13.830162	16.157718	16.83%	309,179	2006
	11.735924	13.830162	17.84%	401,941	2005
	10.440294	11.735924	12.41%	495,754	2004
	7.360327	10.440294	41.85%	670,769	2003
	9.328759	7.360327	-21.10%	723,911	2002
	11.963781	9.328759	-22.02%	864,679	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	9.074924	10.141934	11.76%	95,718	2010
	7.258691	9.074924	25.02%	121,744	2009
	13.077072	7.258691	-44.49%	149,828	2008
	11.279661	13.077072	15.93%	207,045	2007
	9.669103	11.279661	16.66%	199,202	2006
	8.218017	9.669103	17.66%	227,844	2005
	7.321997	8.218017	12.24%	245,677	2004
	5.168011	7.321997	41.68%	341,042	2003
	6.559449	5.168011	-21.21%	300,831	2002
	8.400493	6.559449	-21.92%	291,800	2001

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	12.217902	13.654022	11.75%	66,931	2010
	9.774227	12.217902	25.00%	84,391	2009
	17.604506	9.774227	-44.48%	99,816	2008
	15.183864	17.604506	15.94%	132,166	2007
	13.011372	15.183864	16.70%	108,433	2006
	11.062514	13.011372	17.62%	121,104	2005
	10.000000	11.062514	10.63%	92,336	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.332349	13.804431	11.94%	23,488	2010
	9.843130	12.332349	25.29%	25,979	2009
	17.707294	9.843130	-44.41%	32,372	2008
	15.251016	17.707294	16.11%	42,949	2007
	13.053761	15.251016	16.83%	42,428	2006
	11.081467	13.053761	17.80%	52,818	2005
	10.000000	11.081467	10.81%	54,398	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	10.304295	12.016300	16.61%	14,095	2010
	7.308412	10.304295	40.99%	16,642	2009
	13.799636	7.308412	-47.04%	18,663	2008
	13.660429	13.799636	1.02%	22,690	2007
	12.038700	13.660429	13.47%	24,676	2006
	11.456949	12.038700	5.08%	40,674	2005
	10.413792	11.456949	10.02%	41,130	2004
	7.841551	10.413792	32.80%	29,650	2003
	9.398824	7.841551	-16.57%	35,813	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	10.172002	11.840221	16.40%	12,695	2010
	7.226735	10.172002	40.76%	16,932	2009
	13.663746	7.226735	-47.11%	13,091	2008
	13.543522	13.663746	0.89%	16,161	2007
	11.951119	13.543522	13.32%	16,771	2006
	11.400022	11.951119	4.83%	17,572	2005
	10.375517	11.400022	9.87%	20,138	2004
	7.831908	10.375517	32.48%	21,687	2003
	9.398827	7.831908	-16.67%	27,871	2002

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.910819	16.171310	25.25%	9,861	2010
	8.281396	12.910819	55.90%	8,503	2009
	17.124581	8.281396	-51.64%	4,944	2008
	16.372880	17.124581	4.59%	5,187	2007
	14.225356	16.372880	15.10%	5,792	2006
	14.003683	14.225356	1.58%	5,406	2005
	12.403097	14.003683	12.90%	5,453	2004
	7.935800	12.403097	56.29%	3,472	2003
	10.000000	7.935800	-20.64%	836	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	12.068055	15.101760	25.14%	54,542	2010
	7.752848	12.068055	55.66%	58,564	2009
	16.067871	7.752848	-51.75%	62,536	2008
	15.385653	16.067871	4.43%	75,039	2007
	13.389417	15.385653	14.91%	85,234	2006
	13.197226	13.389417	1.46%	99,801	2005
	11.704033	13.197226	12.76%	116,745	2004
	7.508854	11.704033	55.87%	102,971	2003
	10.000000	7.508854	-24.91%	17,344	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.863902	14.211959	19.79%	25,238	2010
	10.178756	11.863902	16.56%	39,317	2009
	14.066365	10.178756	-27.64%	41,643	2008
	14.553345	14.066365	-3.35%	53,895	2007
	12.511921	14.553345	16.32%	60,937	2006
	12.182959	12.511921	2.70%	55,688	2005
	11.056004	12.182959	10.19%	52,580	2004
	8.938194	11.056004	23.69%	32,732	2003
	10.000000	8.938194	-10.62%	4,999	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.532754	9.318350	9.21%	18,393	2010
	6.613814	8.532754	29.01%	24,527	2009
	10.000000	6.613814	-33.86%	1,288	2008*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.639518	15.758464	7.64%	3,045	2010
	10.761438	14.639518	36.04%	4,271	2009
	18.179137	10.761438	-40.80%	5,198	2008
	15.851673	18.179137	14.68%	7,088	2007
	13.150041	15.851673	20.54%	7,450	2006
	12.016903	13.150041	9.43%	7,516	2005
	10.205979	12.016903	17.74%	7,566	2004
	7.773388	10.205979	31.29%	6,962	2003
	10.000000	7.773388	-22.27%	612	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.785289	10.025036	14.11%	13,897	2010
	7.347335	8.785289	19.57%	17,600	2009
	12.929034	7.347335	-43.17%	22,171	2008
	11.682963	12.929034	10.67%	29,968	2007
	11.120996	11.682963	5.05%	32,828	2006
	10.340342	11.682963	7.55%	37,383	2005
	9.817774	10.340342	5.32%	33,757	2004
	7.672753	9.817774	27.96%	32,179	2003
	10.000000	7.672753	-23.27%	14,463	2002*

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	12.159523	14.305756	17.65%	1,727	2010
	8.622634	12.159523	41.02%	2,325	2009
	16.433558	8.622634	-47.53%	1,587	2008
	14.968742	16.433558	9.79%	1,657	2007
	12.969363	14.968742	15.42%	1,632	2006
	11.945960	12.969363	8.57%	1,053	2005
	10.442033	11.945960	14.40%	1,045	2004
	7.788335	10.442033	34.07%	1,010	2003
	10.000000	7.788335	-22.12%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	11.133806	13.065203	17.35%	9,233	2010
	7.916466	11.133806	40.64%	9,100	2009
	15.116822	7.916466	-47.63%	9,084	2008
	13.806271	15.116822	9.49%	9,291	2007
	11.989304	13.806271	15.15%	8,619	2006
	11.077520	11.989304	8.23%	4,628	2005
	10.000000	11.077520	10.78%	2,838	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.212931	11.082583	8.52%	8,864	2010
	8.036678	10.212931	27.08%	19,540	2009
	11.614729	8.036678	-30.81%	19,849	2008
	10.846373	11.614729	7.08%	24,283	2007
	10.000000	10.846373	8.46%	25,981	2006*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	10.123306	10.954587	8.21%	16,467	2010
	7.985772	10.123306	26.77%	25,905	2009
	11.570885	7.985772	-30.98%	24,344	2008
	10.829258	11.570885	6.85%	32,562	2007
	10.000000	10.829258	8.29%	39,136	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.550194	19.575298	11.54%	7,334	2010
	13.133381	17.550194	33.63%	7,975	2009
	22.302281	13.133381	-41.11%	10,143	2008
	19.674838	22.302281	13.35%	14,195	2007
	15.532428	19.674838	26.67%	31,715	2006
	13.322530	15.532428	16.59%	39,656	2005
	10.872930	13.322530	22.53%	50,095	2004
	8.536008	10.872930	27.38%	50,613	2003
	10.000000	8.536008	-14.64%	42,473	2002*

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	14.229016	16.082935	13.03%	4,670	2010
	11.032359	14.229016	28.98%	17,931	2009
	15.582254	11.032359	-29.20%	19,299	2008
	14.361144	15.582254	8.50%	19,733	2007
	13.033296	14.361144	10.19%	20,562	2006
	12.226742	13.033296	6.60%	21,659	2005
	10.845384	12.226742	12.74%	19,080	2004
	8.600253	10.845384	26.11%	14,261	2003
	10.000000	8.600253	-14.00%	4,556	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.652435	11.431370	18.43%	40,896	2010
	5.883153	9.652435	64.07%	38,683	2009
	11.672599	5.883153	-49.60%	45,903	2008
	10.103560	11.672599	15.53%	53,039	2007

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	11.271373	12.916674	14.60%	148,785	2010
	8.862011	11.271373	27.19%	178,003	2009
	13.936612	8.862011	-36.41%	196,312	2008
	14.406434	13.936612	-3.26%	257,596	2007
	12.533288	14.406434	14.95%	275,958	2006
	12.153669	12.533288	3.12%	324,377	2005
	10.449205	12.153669	16.31%	305,277	2004
	8.067168	10.449205	29.53%	245,843	2003
	10.000000	8.067168	-19.33%	131,010	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.889585	12.798332	7.64%	20,301	2010
	10.000000	11.889585	18.90%	10,042	2009*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	10.216316	11.348968	11.09%	41,405	2010
	7.415265	10.216316	37.77%	39,524	2009
	11.879496	7.415265	-37.58%	44,524	2008
	10.803041	11.879496	9.96%	62,681	2007
	10.163946	10.803041	6.29%	68,194	2006
	9.845041	10.163946	3.24%	76,776	2005
	9.120027	9.845041	7.95%	85,737	2004
	7.509879	9.120027	21.44%	82,145	2003
	10.000000	7.509879	-24.90%	30,610	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.328525	9.378876	27.98%	77,908	2010
	5.238093	7.328525	39.91%	85,869	2009
	10.925111	5.238093	-52.05%	95,583	2008
	10.072625	10.925111	8.46%	111,473	2007
	9.940634	10.072625	1.33%	117,990	2006
	9.756927	9.940634	1.88%	125,959	2005
	8.612155	9.756927	13.29%	135,232	2004
	6.364703	8.612155	35.31%	130,466	2003
	10.000000	6.364703	-36.35%	34,169	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.466816	15.440003	34.65%	42,392	2010
	7.105735	11.466816	61.37%	46,047	2009
	11.861661	7.105735	-40.09%	39,102	2008
	11.712413	11.861661	1.27%	46,480	2007
	10.470560	11.712413	11.86%	54,998	2006
	10.064359	10.470560	4.04%	57,792	2005
	9.566855	10.064359	5.20%	71,616	2004
	7.238617	9.566855	32.16%	91,700	2003
	10.000000	7.238617	-27.61%	23,889	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	13.068547	14.396343	10.16%	63,946	2010
	10.774808	13.068547	21.29%	69,990	2009
	16.174050	10.774808	-33.38%	73,672	2008
	15.177499	16.174050	6.57%	92,168	2007
	12.715305	15.177499	19.36%	110,967	2006
	12.057193	12.715305	5.46%	85,653	2005
	10.601177	12.057193	13.73%	77,948	2004
	8.582392	10.601177	23.52%	79,939	2003
	10.000000	8.582392	-14.18%	28,869	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.774935	7.75%	2,588	2010*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.781707	12.901250	9.50%	331,421	2010
	9.468651	11.781707	24.43%	387,573	2009
	13.478440	9.468651	-31.03%	496,504	2008
	12.731169	13.478440	5.87%	582,338	2007
	11.640052	12.731169	9.37%	638,997	2006
	11.299833	11.640052	3.01%	674,401	2005
	10.768742	11.299833	4.93%	716,198	2004
	9.269485	10.768742	16.17%	488,917	2003
	10.000000	9.269485	-7.31%	66,570	2002*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	11.222299	13.656248	21.69%	6,877	2010
	8.620739	11.222299	30.18%	4,793	2009
	14.372410	8.620739	-40.02%	3,498	2008
	13.484384	14.372410	6.59%	3,703	2007
	11.972775	13.484384	12.63%	8,088	2006
	11.311637	11.972775	5.84%	7,841	2005
	10.000000	11.311637	13.12%	289	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.471844	13.978078	12.08%	0	2010
	10.000000	12.471844	24.72%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.377085	10.404216	10.95%	160,451	2010
	7.670922	9.377085	22.24%	191,428	2009
	11.028289	7.670922	-30.44%	144,412	2008
	10.490389	11.028289	5.13%	112,627	2007
	10.000000	10.490389	4.90%	41,126	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.592676	11.120547	4.98%	102,999	2010
	9.535719	10.592676	11.08%	101,196	2009
	10.681685	9.535719	-10.73%	54,485	2008
	10.472392	10.681685	2.00%	45,697	2007
	10.000000	10.472392	4.72%	25,257	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.403352	11.469029	10.24%	68,363	2010
	7.417275	10.403352	40.26%	88,399	2009
	12.203617	7.417275	-39.22%	101,894	2008
	10.773700	12.203617	13.27%	96,410	2007
	10.000000	10.773700	7.74%	58,243	2006*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.669986	10.150050	17.07%	129,399	2010
	6.307117	8.669986	37.46%	100,886	2009
	11.414370	6.307117	-44.74%	93,807	2008
	10.299018	11.414370	10.83%	93,099	2007
	10.000000	10.299018	2.99%	72,670	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.805765	8.580214	9.92%	34,884	2010
	6.030005	7.805765	29.45%	41,371	2009
	9.829384	6.030005	-38.65%	13,919	2008
	10.000000	9.829384	-1.71%	10,096	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	12.082539	13.542785	12.09%	2,786	2010
	8.350489	12.082539	44.69%	2,525	2009
	11.725142	8.350489	-28.78%	0	2008
	11.474698	11.725142	2.18%	0	2007
	10.474309	11.474698	9.55%	0	2006
	10.000000	10.474309	4.74%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.759548	8.868399	14.29%	2,385	2010
	5.121475	7.759548	51.51%	3,206	2009
	10.000000	5.121475	-48.79%	1,867	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.998316	9.790510	22.41%	0	2010
	6.139089	7.998316	30.29%	0	2009
	10.000000	6.139089	-38.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.979771	9.766311	22.39%	43	2010
	6.137189	7.979771	30.02%	634	2009
	10.000000	6.137189	-38.63%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.154464	9.285006	13.86%	221	2010
	6.372240	8.154464	27.97%	0	2009
	10.000000	6.372240	-36.28%	9	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.421327	10.302913	9.36%	34,497	2010
	7.938247	9.421327	18.68%	27,954	2009
	10.000000	7.938247	-20.62%	2,767	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.872557	9.877084	11.32%	6,497	2010
	7.214380	8.872557	22.98%	12,457	2009
	10.000000	7.214380	-27.86%	12,418	2008*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.177342	10.766211	5.79%	5,758	2010
	9.091244	10.177342	11.95%	6,513	2009
	10.000000	9.091244	-9.09%	6,987	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.147371	10.090736	10.31%	117,310	2010
	7.573033	9.147371	20.79%	80,873	2009
	10.000000	7.573033	-24.27%	1,167	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.588829	9.639659	12.23%	4,712	2010
	6.850462	8.588829	25.38%	5,511	2009
	10.000000	6.850462	-31.50%	9	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.696966	10.472530	8.00%	50,564	2010
	8.319130	9.696966	16.56%	4,305	2009
	10.000000	8.319130	-16.81%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.648045	11.291133	6.04%	0	2010
	9.882105	10.648045	7.75%	258	2009
	10.000000	9.882105	-1.18%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.605582	11.216857	5.76%	26,237	2010
	9.860209	10.605582	7.56%	40,802	2009
	10.000000	9.860209	-1.40%	1,054	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.378498	12.184889	7.09%	8,868	2010
	9.866034	11.378498	15.33%	12,267	2009
	10.000000	9.866034	-1.34%	324	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.930752	30.919669	14.81%	15,615	2010
	16.671334	26.930752	61.54%	18,614	2009
	40.007826	16.671334	-58.33%	13,512	2008
	27.820890	40.007826	43.80%	18,795	2007
	20.604451	27.820890	35.02%	23,620	2006
	15.719356	20.604451	31.08%	28,141	2005
	13.177112	15.719356	19.29%	31,835	2004
	8.079066	13.177112	63.10%	31,827	2003
	10.000000	8.079066	-19.21%	15,965	2002*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	20.314339	23.318401	14.79%	92,439	2010
	12.575486	20.314339	61.54%	77,452	2009
	30.131072	12.575486	-58.26%	71,135	2008
	20.915480	30.131072	44.06%	90,156	2007
	15.462873	20.915480	35.26%	79,804	2006
	11.782780	15.462873	31.23%	60,057	2005
	10.000000	11.782780	17.83%	4,916	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.552752	14.065910	3.79%	304,341	2010
	13.324525	13.552752	1.71%	370,256	2009
	12.488306	13.324525	6.70%	392,480	2008
	11.766442	12.488306	6.13%	381,826	2007
	11.494910	11.766442	2.36%	427,648	2006
	11.238101	11.494910	2.29%	518,897	2005
	10.987454	11.238101	2.28%	592,717	2004
	10.875303	10.987454	1.03%	690,746	2003
	10.000000	10.875303	8.75%	596,871	2002*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	7.017451	7.854623	11.93%	6,037	2010
	5.472923	7.017451	28.22%	6,456	2009
	10.000000	5.472923	-45.27%	6,338	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.566297	14.267815	13.54%	146,780	2010
	9.973460	12.566297	26.00%	150,846	2009
	15.943260	9.973460	-37.44%	149,723	2008
	15.191829	15.943260	4.95%	154,507	2007
	13.123442	15.191829	15.76%	171,067	2006
	12.275351	13.123442	6.91%	170,428	2005
	10.868617	12.275351	12.94%	215,489	2004
	8.321058	10.868617	30.62%	179,568	2003
	10.000000	8.321058	-16.79%	15,641	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.566339	12.580870	8.77%	1,998	2010
	10.000000	11.566339	15.66%	8,339	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.127012	13.456927	10.97%	0	2010
	10.000000	12.127012	21.27%	0	2009*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.460846	13.069774	4.89%	190,879	2010
	11.532678	12.460846	8.05%	231,667	2009
	12.389492	11.532678	-6.92%	251,385	2008
	11.870213	12.389492	4.37%	351,850	2007
	11.287964	11.870213	5.16%	404,188	2006
	11.031157	11.287964	2.33%	435,872	2005
	10.641866	11.031157	3.66%	471,256	2004
	9.956698	10.641866	6.88%	550,631	2003
	10.000000	9.956698	-0.43%	137,387	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.681895	13.932367	9.86%	1,012,887	2010
	10.747040	12.681895	18.00%	1,071,076	2009
	14.127045	10.747040	-23.93%	1,311,567	2008
	13.499293	14.127045	4.65%	1,518,650	2007
	12.238931	13.499293	10.30%	1,578,823	2006
	11.729170	12.238931	4.35%	1,638,911	2005
	10.810756	11.729170	8.50%	1,682,836	2004
	9.091432	10.810756	18.91%	1,409,070	2003
	10.000000	9.091432	-9.09%	358,573	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.774219	14.276814	11.76%	587,180	2010
	10.367778	12.774219	23.21%	561,876	2009
	15.256486	10.367778	-32.04%	694,426	2008
	14.511127	15.256486	5.14%	846,841	2007
	12.790155	14.511127	13.46%	952,077	2006
	12.059615	12.790155	6.06%	973,565	2005
	10.861771	12.059615	11.03%	926,404	2004
	8.658836	10.861771	25.44%	708,807	2003
	10.000000	8.658836	-13.41%	268,546	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.731832	13.684915	7.49%	257,278	2010
	11.220142	12.731832	13.47%	304,803	2009
	13.333711	11.220142	-15.85%	347,086	2008
	12.717148	13.333711	4.85%	488,379	2007
	11.841418	12.717148	7.40%	568,477	2006
	11.441430	11.841418	3.50%	585,712	2005
	10.779465	11.441430	6.14%	632,524	2004
	9.571633	10.779465	12.62%	575,374	2003
	10.000000	9.571633	-4.28%	151,806	2002*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.944249	17.430797	25.00%	12,986	2010
	10.294265	13.944249	35.46%	15,837	2009
	16.357647	10.294265	-37.07%	18,732	2008
	15.354645	16.357647	6.53%	19,794	2007
	14.106476	15.354645	8.85%	21,029	2006
	12.704322	14.106476	11.04%	17,143	2005
	11.082638	12.704322	14.63%	14,925	2004
	8.309490	11.082638	33.37%	7,236	2003
	10.000000	8.309490	-16.91%	394	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	13.097978	16.329309	24.67%	80,647	2010
	9.687548	13.097978	35.20%	76,314	2009
	15.430272	9.687548	-37.22%	95,246	2008
	14.509470	15.430272	6.35%	106,035	2007
	13.347834	14.509470	8.70%	128,881	2006
	12.042686	13.347834	10.84%	146,433	2005
	10.526149	12.042686	14.41%	140,308	2004
	7.913023	10.526149	33.02%	102,847	2003
	10.000000	7.913023	-20.87%	36,004	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.918718	10.815010	-0.95%	891,385	2010
	11.018815	10.918718	-0.91%	900,425	2009
	10.900631	11.018815	1.08%	1,234,528	2008
	10.502407	10.900631	3.79%	791,161	2007
	10.143340	10.502407	3.54%	787,034	2006
	9.974241	10.143340	1.70%	653,561	2005
	9.988856	9.974241	-0.15%	510,271	2004
	10.021958	9.988856	-0.33%	511,003	2003
	10.000000	10.021958	0.22%	305,958	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.204016	9.247941	12.72%	1,472	2010
	6.085420	8.204016	34.81%	1,048	2009
	10.000000	6.085420	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.858376	11.412673	5.10%	3,625	2010
	8.443208	10.858376	28.60%	2,046	2009
	15.883778	8.443208	-46.84%	3,430	2008
	15.580214	15.883778	1.95%	3,517	2007
	12.814398	15.580214	21.58%	3,589	2006

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.698343	11.216710	4.85%	42,978	2010
	8.341015	10.698343	28.26%	53,326	2009
	15.726260	8.341015	-46.96%	66,653	2008
	15.460731	15.726260	1.72%	93,841	2007
	12.751487	15.460731	21.25%	73,491	2006
	11.514633	12.751487	10.74%	65,251	2005
	10.000000	11.514633	15.15%	45,012	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.097584	9.252540	14.26%	526	2010
	6.320139	8.097584	28.12%	1,992	2009
	10.000000	6.320139	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.961084	8.890554	11.68%	144,277	2010
	6.308238	7.961084	26.20%	154,910	2009
	10.000000	6.308238	-36.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.819220	9.794929	25.27%	11,760	2010
	6.230272	7.819220	25.50%	4,469	2009
	10.000000	6.230272	-37.70%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.677644	10.282687	18.50%	6,256	2010
	6.714877	8.677644	29.23%	6,728	2009
	10.000000	6.714877	-32.85%	1,408	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.411296	10.422995	23.92%	51,120	2010
	6.676786	8.411296	25.98%	51,830	2009
	12.608381	6.676786	-47.04%	51,338	2008
	11.625508	12.608381	8.45%	59,527	2007
	11.396465	11.625508	2.01%	63,778	2006
	10.679382	11.396465	6.71%	89,422	2005
	9.527216	10.679382	12.09%	101,912	2004
	7.174725	9.527216	32.79%	93,612	2003
	10.000000	7.174725	-28.25%	42,457	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.741890	15.978661	25.40%	1,591	2010
	10.192192	12.741890	25.02%	2,080	2009
	15.166399	10.192192	-32.80%	1,371	2008
	16.446516	15.166399	-7.78%	5,126	2007
	14.155783	16.446516	16.18%	6,874	2006
	13.865110	14.155783	2.10%	3,964	2005
	11.933712	13.865110	16.18%	3,280	2004
	7.681010	11.933712	55.37%	392	2003
	10.000000	7.681010	-23.19%	0	2002*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.618530	14.554941	25.27%	42,777	2010
	9.319823	11.618530	24.66%	68,404	2009
	13.898601	9.319823	-32.94%	84,957	2008
	15.126092	13.898601	-8.12%	105,079	2007
	13.041148	15.126092	15.99%	113,183	2006
	12.809612	13.041148	1.81%	124,425	2005
	11.053722	12.809612	15.89%	139,425	2004
	7.133182	11.053722	54.96%	132,780	2003
	10.000000	7.133182	-28.67%	26,801	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.833774	17.171834	24.13%	10,285	2010
	10.368409	13.833774	33.42%	12,230	2009
	16.935470	10.368409	-38.78%	14,101	2008
	16.741828	16.935470	1.16%	15,305	2007
	15.085855	16.741828	10.98%	13,753	2006
	13.559942	15.085855	11.25%	11,979	2005
	11.502011	13.559942	17.89%	17,656	2004
	8.234836	11.502011	39.68%	14,834	2003
	10.000000	8.234836	-17.65%	5	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.953616	17.273568	23.79%	42,443	2010
	10.479414	13.953616	33.15%	43,791	2009
	17.162738	10.479414	-38.94%	57,187	2008
	17.006039	17.162738	0.92%	80,074	2007
	15.363206	17.006039	10.69%	90,552	2006
	13.84759	15.363206	10.94%	127,921	2005
	11.769600	13.847590	17.66%	128,013	2004
	8.450477	11.769600	39.28%	108,316	2003
	10.000000	8.450477	-15.50%	43,708	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.219829	9.218391	12.15%	5,414	2010
	6.609502	8.219829	24.36%	5,118	2009
	11.428524	6.609502	-42.17%	2,221	2008
	10.694568	11.428524	6.86%	1,302	2007
	10.000000	10.694568	6.95%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.236225	9.304917	28.59%	86,880	2010
	5.597553	7.236225	29.27%	73,019	2009
	10.000000	5.597553	-44.02%	763	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.482149	10.633816	1.45%	25,499	2010
	9.880242	10.482149	6.09%	28,415	2009
	10.000000	9.880242	-1.20%	20,971	2008*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.331843	14.689276	10.18%	0	2010
	10.000000	13.331843	33.32%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.977046	13.984922	7.77%	74,238	2010
	10.000000	12.977046	29.77%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.955192	13.925062	7.49%	1,389,790	2010
	10.000000	12.955192	29.55%	2,461	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.951641	13.642767	5.34%	144	2010
	10.000000	12.951641	29.52%	82	2009*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	13.205252	15.169316	14.87%	11,698	2010
	9.543438	13.205252	38.37%	12,184	2009
	16.110628	9.543438	-40.76%	13,892	2008
	15.296548	16.110628	5.32%	11,997	2007
	13.121814	15.296548	16.57%	13,843	2006
	11.586130	13.121814	13.25%	5,673	2005
	10.000000	11.586130	15.86%	2,297	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	13.022459	14.919788	14.57%	107,437	2010
	9.432716	13.022459	38.06%	131,799	2009
	15.964464	9.432716	-40.91%	131,832	2008
	15.197654	15.964464	5.05%	157,475	2007
	13.069100	15.197654	16.29%	153,119	2006
	11.568978	13.069100	12.97%	138,800	2005
	10.000000	11.568978	15.69%	87,545	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	15.100440	17.344963	14.86%	2,719	2010
	10.907250	15.100440	38.44%	20,257	2009
	18.411161	10.907250	-40.76%	21,166	2008
	17.483880	18.411161	5.30%	23,159	2007
	14.997718	17.483880	16.58%	24,728	2006
	13.245945	14.997718	13.22%	24,752	2005
	11.222376	13.245945	18.03%	24,828	2004
	7.921861	11.222376	41.66%	22,637	2003
	10.000000	7.921861	-20.78%	2,198	2002*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.831568	16.997638	14.60%	44,788	2010
	10.745123	14.831568	38.03%	62,445	2009
	18.180788	10.745123	-40.90%	67,205	2008
	17.303838	18.180788	5.07%	80,551	2007
	14.884807	17.303838	16.25%	95,002	2006
	13.174791	14.884807	12.98%	115,827	2005
	11.188859	13.174791	17.75%	134,980	2004
	7.907060	11.188859	41.50%	150,411	2003
	10.000000	7.907060	-20.93%	89,492	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	15.245039	17.330909	13.68%	246,095	2010
	12.998483	15.245039	17.28%	288,553	2009
	15.346048	12.998483	-15.30%	277,915	2008
	14.143082	15.346048	8.51%	300,101	2007
	13.315193	14.143082	6.22%	288,301	2006
	13.117366	13.315193	1.51%	310,872	2005
	12.213123	13.117366	7.40%	271,634	2004
	10.524358	12.213123	16.05%	242,952	2003
	10.000000	10.524358	5.24%	88,567	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.519824	2.862400	13.60%	22,226	2010
	2.007059	2.519824	25.55%	24,314	2009
	9.599559	2.007059	-79.09%	27,259	2008
	10.000000	9.599559	-4.00%	11,630	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.639516	4.138964	13.72%	11,148	2010
	2.932101	3.639516	24.13%	12,483	2009
	13.879847	2.932101	-78.88%	15,807	2008
	14.027947	13.879847	-1.06%	22,071	2007
	12.942531	14.027947	8.39%	32,875	2006
	12.770858	12.942531	1.34%	33,198	2005
	11.832385	12.770858	7.93%	31,051	2004
	9.636981	11.832385	22.78%	18,538	2003
	10.000000	9.636981	-3.63%	1,203	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.483290	12.027045	14.73%	167,724	2010
	8.268993	10.483290	26.78%	182,464	2009
	13.602458	8.268993	-39.21%	204,765	2008
	13.186200	13.602458	3.16%	236,619	2007
	11.600312	13.186200	13.67%	262,718	2006
	11.075463	11.600312	4.74%	287,820	2005
	10.244767	11.075463	8.11%	309,928	2004
	8.180309	10.244767	25.24%	254,296	2003
	10.000000	8.180309	-18.20%	108,393	2002*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	14.365542	17.559654	22.23%	9,632	2010
	10.571273	14.365542	35.89%	13,070	2009
	17.166935	10.571273	-38.42%	16,136	2008
	17.544733	17.166935	-2.15%	17,210	2007
	15.402516	17.544733	13.91%	25,661	2006
	14.146394	15.402516	8.88%	23,708	2005
	11.959504	14.146394	18.29%	23,490	2004
	8.363751	11.959504	42.99%	17,280	2003
	10.000000	8.363751	-16.36%	2,953	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.140079	9.921756	21.89%	4,718	2010
	6.003779	8.140079	35.58%	11,068	2009
	9.777095	6.003779	-38.59%	9,538	2008
	10.010722	9.777095	-2.33%	10,608	2007
	10.000000	10.010722	0.11%	10,625	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.896626	11.804664	8.33%	4,513	2010
	10.000000	10.896626	8.97%	1,023	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.976283	11.435807	4.19%	24,834	2010
	10.000000	10.976283	9.76%	43,250	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.814662	13.385041	13.29%	4,610	2010
	9.188654	11.814662	28.58%	4,372	2009
	15.132828	9.188654	-39.28%	6,042	2008
	16.260721	15.132828	-6.94%	7,175	2007
	14.162819	16.260721	14.81%	10,818	2006
	13.587876	14.162819	4.23%	10,261	2005
	12.346322	13.587876	10.06%	8,491	2004
	10.000000	12.346322	23.46%	4,482	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	12.324108	13.430954	8.98%	3,693	2010
	9.983085	12.324108	23.45%	3,739	2009
	17.982504	9.983085	-44.48%	3,838	2008
	16.754107	17.982504	7.33%	2,055	2007
	13.243369	16.754107	26.51%	2,852	2006
	11.916494	13.243369	11.13%	4,358	2005
	10.353931	11.916494	15.09%	5,963	2004
	8.133021	10.353931	27.31%	5,158	2003
	10.000000	8.133021	-18.67%	745	2002*

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.984274	14.954891	24.79%	3,484	2010
	9.198656	11.984274	30.28%	4,887	2009
	15.315331	9.198656	-39.94%	5,411	2008
	17.716461	15.315331	-13.55%	4,888	2007
	15.248670	17.716461	16.18%	6,214	2006
	14.383134	15.248670	6.02%	7,151	2005
	11.505052	14.383134	25.02%	7,308	2004
	7.761822	11.505052	48.23%	6,414	2003
	10.000000	7.761822	-22.38%	3,348	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.245799	14.652245	19.65%	11,367	2010
	7.543334	12.245799	62.34%	12,002	2009
	12.094666	7.543334	-37.63%	11,364	2008
	11.572461	12.094666	4.51%	13,738	2007
	11.080846	11.572461	4.44%	14,708	2006
	10.584298	11.080846	4.69%	16,170	2005
	10.173795	10.584298	4.03%	18,561	2004
	8.223033	10.173795	23.72%	14,834	2003
	10.000000	8.223033	-17.77%	4,505	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.066201	11.712833	5.84%	14,823	2010
	10.214199	11.066201	8.34%	30,418	2009
	11.516253	10.214199	-11.31%	64,404	2008
	11.050657	11.516253	4.21%	64,187	2007
	10.772749	11.050657	2.58%	50,678	2006
	10.464138	10.772749	2.95%	61,689	2005
	10.151047	10.464138	3.08%	45,667	2004
	10.000000	10.151047	1.51%	6,129	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.841328	18.41%	7,213	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.117881	16.471980	25.57%	723	2010
	10.000000	13.117881	31.18%	0	2009*

97

Maximum Optional Benefits Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	8.819659	9.585617	8.68%	0	2010
	7.606085	8.819659	15.96%	0	2009
	13.312374	7.606085	-42.86%	0	2008
	13.178920	13.312374	1.01%	0	2007
	11.691028	13.178920	12.73%	0	2006
	11.599467	11.691028	0.79%	0	2005
	10.824109	11.599467	7.16%	0	2004
	10.000000	10.824109	8.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	11.631637	11.689316	0.50%	0	2010
	8.985201	11.631637	29.45%	0	2009
	19.964211	8.985201	-54.99%	0	2008
	19.629043	19.964211	1.71%	0	2007
	15.075695	19.629043	30.20%	0	2006
	13.426763	15.075695	12.28%	0	2005
	11.157833	13.426763	20.33%	0	2004
	10.000000	11.157833	11.58%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.690055	10.254553	5.83%	0	2010
	7.335232	9.690055	32.10%	0	2009
	12.651957	7.335232	-42.02%	0	2008
	11.560050	12.651957	9.45%	0	2007
	12.074325	11.560050	-4.26%	0	2006
	10.910705	12.074325	10.66%	0	2005
	10.451795	10.910705	4.39%	0	2004
	10.000000	10.451795	4.52%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	12.235825	14.924531	21.97%	0	2010
	8.902023	12.235825	37.45%	0	2009
	14.380917	8.902023	-38.10%	0	2008
	14.704181	14.380917	-2.20%	0	2007
	13.361952	14.704181	10.05%	0	2006
	13.004167	13.361952	2.75%	0	2005
	11.334631	13.004167	14.73%	0	2004
	10.000000	11.334631	13.35%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.879392	12.563323	5.76%	0	2010
	10.000000	11.879392	18.79%	0	2009*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	11.357234	13.769400	21.24%	0	2010
	9.428090	11.357234	20.46%	0	2009
	14.165023	9.428090	-33.44%	0	2008
	14.801739	14.165023	-4.30%	0	2007
	13.426081	14.801739	10.25%	0	2006
	12.993187	13.426081	3.33%	0	2005
	11.063842	12.993187	17.44%	0	2004
	10.000000	11.063842	10.64%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.800908	10.842618	10.63%	0	2010
	7.604995	9.800908	28.87%	0	2009
	12.037639	7.604995	-36.82%	0	2008
	11.593550	12.037639	3.83%	0	2007
	11.017798	11.593550	5.23%	0	2006
	11.034981	11.017798	-0.16%	0	2005
	10.783252	11.034981	2.33%	0	2004
	10.000000	10.783252	7.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	9.717322	10.752259	10.65%	0	2010
	7.983145	9.717322	21.72%	0	2009
	13.182496	7.983145	-39.44%	0	2008
	13.001391	13.182496	1.39%	0	2007
	11.681967	13.001391	11.29%	0	2006
	11.579886	11.681967	0.88%	0	2005
	10.862589	11.579886	6.60%	0	2004
	10.000000	10.862589	8.63%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	9.564753	10.555645	10.36%	0	2010
	7.875846	9.564753	21.44%	0	2009
	13.042395	7.875846	-39.61%	0	2008
	12.895550	13.042395	1.14%	0	2007
	11.616232	12.895550	11.01%	0	2006
	11.543162	11.616232	0.63%	0	2005
	10.856431	11.543162	6.33%	0	2004
	10.000000	10.856431	8.56%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.553541	10.402499	8.89%	0	2010
	8.754214	9.553541	9.13%	0	2009
	12.919224	8.754214	-32.24%	0	2008
	12.231979	12.919224	5.62%	0	2007
	10.963685	12.231979	11.57%	0	2006
	11.188150	10.963685	-2.01%	0	2005
	10.841129	11.188150	3.20%	0	2004
	10.000000	10.841129	8.41%	0	2003*

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	12.072190	13.304725	10.21%	0	2010
	8.217023	12.072190	46.92%	0	2009
	11.539995	8.217023	-28.80%	0	2008
	11.609736	11.539995	-0.60%	0	2007
	10.896714	11.609736	6.54%	0	2006
	11.057208	10.896714	-1.45%	0	2005
	10.417563	11.057208	6.14%	0	2004
	10.000000	10.417563	4.18%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	10.205641	10.669487	4.54%	0	2010
	8.794830	10.205641	16.04%	0	2009
	9.845559	8.794830	-10.67%	0	2008
	9.698418	9.845559	1.52%	0	2007
	9.663356	9.698418	0.36%	0	2006
	9.899984	9.663356	-2.39%	0	2005
	9.916073	9.899984	-0.16%	0	2004
	10.000000	9.916073	-0.84%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.046473	10.481562	4.33%	0	2010
	8.677788	10.046473	15.77%	0	2009
	9.742363	8.677788	-10.93%	0	2008
	9.619002	9.742363	1.28%	0	2007
	9.605848	9.619002	0.14%	0	2006
	9.871327	9.605848	-2.69%	0	2005
	9.916089	9.871327	-0.45%	0	2004
	10.000000	9.916089	-0.84%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	10.067407	11.269412	11.94%	0	2010
	7.868631	10.067407	27.94%	0	2009
	12.737111	7.868631	-38.22%	0	2008
	11.122792	12.737111	14.51%	0	2007
	10.803126	11.122792	2.96%	0	2006
	10.801662	10.803126	0.01%	0	2005
	10.590889	10.801662	1.99%	0	2004
	10.000000	10.590889	5.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	9.954584	11.128494	11.79%	0	2010
	7.802728	9.954584	27.58%	0	2009
	12.643053	7.802728	-38.28%	0	2008
	11.066018	12.643053	14.25%	0	2007
	10.760548	11.066018	2.84%	0	2006
	10.782590	10.760548	-0.20%	0	2005
	10.594480	10.782590	1.78%	0	2004
	10.000000	10.594480	5.94%	0	2003*

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.351085	11.383927	9.98%	0	2010
	8.331793	10.351085	24.24%	0	2009
	12.149387	8.331793	-31.42%	0	2008
	10.932954	12.149387	11.13%	0	2007
	10.580465	10.932954	3.33%	0	2006
	10.565116	10.580465	0.15%	0	2005
	10.407568	10.565116	1.51%	0	2004
	10.000000	10.407568	4.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.261975	11.268318	9.81%	0	2010
	8.271579	10.261975	24.06%	0	2009
	12.076172	8.271579	-31.50%	0	2008
	10.884423	12.076172	10.95%	0	2007
	10.543269	10.884423	3.24%	0	2006
	10.542909	10.543269	0.00%	0	2005
	10.403593	10.542909	1.34%	0	2004
	10.000000	10.403593	4.04%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.192110	11.586978	13.69%	0	2010
	7.645513	10.192110	33.31%	0	2009
	12.027941	7.645513	-36.44%	0	2008
	11.465774	12.027941	4.90%	0	2007
	10.658314	11.465774	7.58%	0	2006
	10.473355	10.658314	1.77%	0	2005
	10.310998	10.473355	1.57%	0	2004
	10.000000	10.310998	3.11%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.107952	11.468677	13.46%	0	2010
	7.584282	10.107952	33.28%	0	2009
	11.954387	7.584282	-36.56%	0	2008
	11.414421	11.954387	4.73%	0	2007
	10.623960	11.414421	7.44%	0	2006
	10.447814	10.623960	1.69%	0	2005
	10.312826	10.447814	1.31%	0	2004
	10.000000	10.312826	3.13%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	10.060286	11.436838	13.68%	0	2010
	7.689512	10.060286	30.83%	0	2009
	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.646826	10.378259	-2.42%	0	2004
	10.000000	10.646826	6.47%	0	2003*

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	10.060286	11.436838	13.68%	0	2010
	7.689512	10.060286	30.83%	0	2009
	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.635051	10.378259	-2.41%	0	2004
	10.000000	10.635051	6.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.480158	10.512630	10.89%	0	2010
	7.566934	9.480158	25.28%	0	2009
	13.708714	7.566934	-44.80%	0	2008
	14.032058	13.708714	-2.30%	0	2007
	12.126907	14.032058	15.71%	0	2006
	11.899731	12.126907	1.91%	0	2005
	11.088270	11.899731	7.32%	0	2004
	10.000000	11.088270	10.88%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.390496	10.397749	10.73%	0	2010
	7.503875	9.390496	25.14%	0	2009
	13.620053	7.503875	-44.91%	0	2008
	13.961286	13.620053	-2.44%	0	2007
	12.080926	13.961286	15.56%	0	2006
	11.875666	12.080926	1.73%	0	2005
	11.080691	11.875666	7.17%	0	2004
	10.000000	11.080691	10.81%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.920213	9.855121	10.48%	0	2010
	7.280707	8.920213	22.52%	0	2009
	12.979444	7.280707	-43.91%	0	2008
	12.030105	12.979444	7.89%	0	2007
	11.047188	12.030105	8.90%	0	2006
	10.661769	11.047188	3.61%	0	2005
	10.463595	10.661769	1.89%	0	2004
	10.000000	10.463595	4.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.841299	9.758146	10.37%	0	2010
	7.224530	8.841299	22.38%	0	2009
	12.906582	7.224530	-44.02%	0	2008
	11.977846	12.906582	7.75%	0	2007
	11.014309	11.977846	8.75%	0	2006
	10.642673	11.014309	3.49%	0	2005
	10.467636	10.642673	1.67%	0	2004
	10.000000	10.467636	4.68%	0	2003*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	8.624987	10.309746	19.53%	0	2010
	6.985466	8.624987	23.47%	0	2009
	13.741682	6.985466	-49.17%	0	2008
	11.243665	13.741682	22.22%	0	2007
	10.932510	11.243665	2.85%	0	2006
	10.736295	10.932510	1.83%	0	2005
	10.790871	10.736295	-0.51%	0	2004
	10.000000	10.790871	7.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.543754	10.196620	19.35%	0	2010
	6.929557	8.543754	23.29%	0	2009
	13.650912	6.929557	-49.24%	0	2008
	11.187983	13.650912	22.01%	0	2007
	10.894659	11.187983	2.69%	0	2006
	10.716426	10.894659	1.66%	0	2005
	10.785656	10.716426	-0.64%	0	2004
	10.000000	10.785656	7.86%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	9.302523	11.176308	20.14%	0	2010
	6.909801	9.302523	34.63%	0	2009
	14.029111	6.909801	-50.75%	0	2008
	12.393132	14.029111	13.20%	0	2007
	11.862312	12.393132	4.47%	0	2006
	11.400675	11.862312	4.05%	0	2005
	10.734692	11.400675	6.20%	0	2004
	10.000000	10.734692	7.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	9.197536	11.049552	20.14%	0	2010
	6.851461	9.197536	34.24%	0	2009
	13.918538	6.851461	-50.77%	0	2008
	12.315826	13.918538	13.01%	0	2007
	11.802639	12.315826	4.35%	0	2006
	11.368377	11.802639	3.82%	0	2005
	10.730138	11.368377	5.95%	0	2004
	10.000000	10.730138	7.30%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	11.522132	12.632499	9.64%	0	2010
	8.317293	11.522132	38.53%	0	2009
	11.519957	8.317293	-27.80%	0	2008
	11.649255	11.519957	-1.11%	0	2007
	10.873746	11.649255	7.13%	0	2006
	11.006788	10.873746	-1.21%	0	2005
	10.435622	11.006788	5.47%	0	2004
	10.000000	10.435622	4.36%	0	2003*

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.411244	12.498236	9.53%	0	2010
	8.255103	11.411244	38.23%	0	2009
	11.445644	8.255103	-27.88%	0	2008
	11.587049	11.445644	-1.22%	0	2007
	10.830606	11.587049	6.98%	0	2006
	10.985726	10.830606	-1.41%	0	2005
	10.423673	10.985726	5.39%	0	2004
	10.000000	10.423673	4.24%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.619871	10.547220	9.64%	0	2010
	6.957560	9.619871	38.27%	0	2009
	9.652020	6.957560	-27.92%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.619871	10.547220	9.64%	0	2010
	6.957560	9.619871	38.27%	0	2009
	9.652020	6.957560	-27.92%	0	2008
	10.000000	9.652020	-3.48%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	9.806813	10.868749	10.83%	0	2010
	8.039352	9.806813	21.99%	0	2009
	13.245070	8.039352	-39.30%	0	2008
	13.040296	13.245070	1.57%	0	2007
	11.693529	13.040296	11.52%	0	2006
	11.576701	11.693529	1.01%	0	2005
	10.862126	11.576701	6.58%	0	2004
	10.000000	10.862126	8.62%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	10.391463	10.793718	3.87%	0	2010
	9.319620	10.391463	11.50%	0	2009
	9.997554	9.319620	-6.78%	0	2008
	9.945967	9.997554	0.52%	0	2007
	9.891493	9.945967	0.55%	0	2006
	10.045000	9.891493	-1.53%	0	2005
	9.980825	10.045000	0.64%	0	2004
	10.000000	9.980825	-0.19%	0	2003*

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	14.740310	18.279587	24.01%	0	2010
	10.926322	14.740310	34.91%	0	2009
	18.748402	10.926322	-41.72%	0	2008
	16.852576	18.748402	11.25%	0	2007
	15.533502	16.852576	8.49%	0	2006
	13.637347	15.533502	13.90%	0	2005
	11.343571	13.637347	20.22%	0	2004
	10.000000	11.343571	13.44%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	14.592078	18.077260	23.88%	0	2010
	10.836808	14.592078	34.65%	0	2009
	18.625034	10.836808	-41.82%	0	2008
	16.763250	18.625034	11.11%	0	2007
	15.476922	16.763250	8.31%	0	2006
	13.609354	15.476922	13.72%	0	2005
	11.330820	13.609354	20.11%	0	2004
	10.000000	11.330820	13.31%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	9.484748	9.160762	-3.42%	0	2010
	9.773597	9.484748	-2.96%	0	2009
	9.845680	9.773597	-0.73%	0	2008
	9.717356	9.845680	1.32%	0	2007
	9.614238	9.717356	1.07%	0	2006
	9.682745	9.614238	-0.71%	0	2005
	9.929738	9.682745	-2.49%	0	2004
	10.000000	9.929738	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	11.973054	13.035428	8.87%	0	2010
	9.828352	11.973054	21.82%	0	2009
	18.173405	9.828352	-45.92%	0	2008
	16.095976	18.173405	12.91%	0	2007
	14.162258	16.095976	13.65%	0	2006
	12.353316	14.162258	14.64%	0	2005
	11.297361	12.353316	9.35%	0	2004
	10.000000	11.297361	12.97%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	11.856324	12.889667	8.72%	0	2010
	9.749319	11.856324	21.61%	0	2009
	18.057752	9.749319	-46.01%	0	2008
	16.014554	18.057752	12.76%	0	2007
	14.111477	16.014554	13.49%	0	2006
	12.328631	14.111477	14.46%	0	2005
	11.292118	12.328631	9.18%	0	2004
	10.000000	11.292118	12.92%	0	2003*

105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	10.447657	11.357874	8.71%	0	2010
	8.592368	10.447657	21.59%	0	2009
	15.910769	8.592368	-46.00%	0	2008
	14.109642	15.910769	12.77%	0	2007
	12.428673	14.109642	13.52%	0	2006
	10.862176	12.428673	14.42%	0	2005
	10.000000	10.862176	8.62%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	10.545526	11.482986	8.89%	0	2010
	8.652945	10.545526	21.87%	0	2009
	16.003687	8.652945	-45.93%	0	2008
	14.172049	16.003687	12.92%	0	2007
	12.469163	14.172049	13.66%	0	2006
	10.880788	12.469163	14.60%	0	2005
	10.000000	10.880788	8.81%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.112348	10.336989	13.44%	0	2010
	6.644191	9.112348	37.15%	0	2009
	12.898358	6.644191	-48.49%	0	2008
	13.128072	12.898358	-1.75%	0	2007
	11.892776	13.128072	10.39%	0	2006
	11.634249	11.892776	2.22%	0	2005
	10.871191	11.634249	7.02%	0	2004
	10.000000	10.871191	8.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.022661	10.216415	13.23%	0	2010
	6.589879	9.022661	36.92%	0	2009
	12.810108	6.589879	-48.56%	0	2008
	13.055218	12.810108	-1.88%	0	2007
	11.842080	13.055218	10.24%	0	2006
	11.611567	11.842080	1.99%	0	2005
	10.864086	11.611567	6.88%	0	2004
	10.000000	10.864086	8.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	9.706378	11.826649	21.84%	0	2010
	6.400452	9.706378	51.65%	0	2009
	13.607599	6.400452	-52.96%	0	2008
	13.376907	13.607599	1.72%	0	2007
	11.947065	13.376907	11.97%	0	2006
	12.089438	11.947065	-1.18%	0	2005
	11.007615	12.089438	9.83%	0	2004
	10.000000	11.007615	10.08%	0	2003*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	9.606513	11.694152	21.73%	0	2010
	6.344457	9.606513	51.42%	0	2009
	13.519044	6.344457	-53.07%	0	2008
	13.309829	13.519044	1.57%	0	2007
	11.906543	13.309829	11.79%	0	2006
	12.063467	11.906543	-1.30%	0	2005
	10.998282	12.063467	9.69%	0	2004
	10.000000	10.998282	9.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	9.755880	11.368511	16.53%	0	2010
	8.604817	9.755880	13.38%	0	2009
	12.225276	8.604817	-29.61%	0	2008
	13.005012	12.225276	-6.00%	0	2007
	11.493118	13.005012	13.15%	0	2006
	11.503574	11.493118	-0.09%	0	2005
	10.731928	11.503574	7.19%	0	2004
	10.000000	10.731928	7.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.148358	8.656203	6.23%	0	2010
	6.492788	8.148358	25.50%	0	2009
	10.000000	6.492788	-35.07%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.441899	14.075303	4.71%	0	2010
	10.157915	13.441899	32.33%	0	2009
	17.641606	10.157915	-42.42%	0	2008
	15.816295	17.641606	11.54%	0	2007
	13.487199	15.816295	17.27%	0	2006
	12.669288	13.487199	6.46%	0	2005
	11.061419	12.669288	14.54%	0	2004
	10.000000	11.061419	10.61%	0	2003*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.192138	9.093592	11.00%	0	2010
	7.043186	8.192138	16.31%	0	2009
	12.742169	7.043186	-44.73%	0	2008
	11.838545	12.742169	7.63%	0	2007
	11.584062	11.838545	2.20%	0	2006
	11.071762	11.584062	4.63%	0	2005
	10.806795	11.071762	2.45%	0	2004
	10.000000	10.806795	8.07%	0	2003*

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	10.858931	12.427724	14.45%	0	2010
	7.916085	10.858931	37.18%	0	2009
	15.511230	7.916085	-48.97%	0	2008
	14.526755	15.511230	6.78%	0	2007
	12.938150	14.526755	12.28%	0	2006
	12.250081	12.938150	5.62%	0	2005
	11.007860	12.250081	11.28%	0	2004
	10.000000	11.007860	10.08%	0	2003*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	9.520485	10.867810	14.15%	0	2010
	6.959002	9.520485	36.81%	0	2009
	13.662176	6.959002	-49.06%	0	2008
	12.829357	13.662176	6.49%	0	2007
	11.452296	12.829357	12.02%	0	2006
	10.876915	11.452296	5.29%	0	2005
	10.000000	10.876915	8.77%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.225600	9.738457	5.56%	0	2010
	7.463174	9.225600	23.61%	0	2009
	11.088841	7.463174	-32.70%	0	2008
	10.647048	11.088841	4.15%	0	2007
	10.000000	10.647048	6.47%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.144614	9.625954	5.26%	0	2010
	7.415898	9.144614	23.31%	0	2009
	11.046970	7.415898	-32.87%	0	2008
	10.630234	11.046970	3.92%	0	2007
	10.000000	10.630234	6.30%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	15.222611	16.516812	8.50%	0	2010
	11.710697	15.222611	29.99%	0	2009
	20.444929	11.710697	-42.72%	0	2008
	18.544479	20.444929	10.25%	0	2007
	15.048967	18.544479	23.23%	0	2006
	13.268368	15.048967	13.42%	0	2005
	11.131919	13.268368	19.19%	0	2004
	10.000000	11.131919	11.32%	0	2003*

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	11.919119	13.105142	9.95%	0	2010
	9.500370	11.919119	25.46%	0	2009
	13.795263	9.500370	-31.13%	0	2008
	13.072415	13.795263	5.53%	0	2007
	12.195178	13.072415	7.19%	0	2006
	11.760060	12.195178	3.70%	0	2005
	10.723665	11.760060	9.66%	0	2004
	10.000000	10.723665	7.24%	0	2003*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.846485	11.343704	15.21%	0	2010
	6.169487	9.846485	59.60%	0	2009
	12.585032	6.169487	-50.98%	0	2008
	11.200210	12.585032	12.36%	0	2007
	11.326123	11.200210	-1.11%	0	2006
	10.919778	11.326123	3.72%	0	2005
	10.614066	10.919778	2.88%	0	2004
	10.000000	10.614066	6.14%	0	2003*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	9.942365	11.083392	11.48%	0	2010
	8.036144	9.942365	23.72%	0	2009
	12.993046	8.036144	-38.15%	0	2008
	13.809573	12.993046	-5.91%	0	2007
	12.349679	13.809573	11.82%	0	2006
	12.310194	12.349679	0.32%	0	2005
	10.880171	12.310194	13.14%	0	2004
	10.000000	10.880171	8.80%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.672257	12.222236	4.71%	0	2010
	10.000000	11.672257	16.72%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.886939	10.683960	8.06%	0	2010
	7.377233	9.886939	34.02%	0	2009
	12.150657	7.377233	-39.29%	0	2008
	11.360935	12.150657	6.95%	0	2007
	10.987583	11.360935	3.40%	0	2006
	10.940178	10.987583	0.43%	0	2005
	10.418475	10.940178	5.01%	0	2004
	10.000000	10.418475	4.18%	0	2003*

109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.736206	9.631074	24.49%	0	2010
	5.684407	7.736206	36.10%	0	2009
	12.189483	5.684407	-53.37%	0	2008
	11.554956	12.189483	5.49%	0	2007
	11.722382	11.554956	-1.43%	0	2006
	11.827195	11.722382	-0.89%	0	2005
	10.732106	11.827195	10.20%	0	2004
	10.000000	10.732106	7.32%	0	2003*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.701300	14.017071	30.98%	0	2010
	6.817158	10.701300	56.98%	0	2009
	11.699860	6.817158	-41.73%	0	2008
	11.878313	11.699860	-1.50%	0	2007
	10.915743	11.878313	8.82%	0	2006
	10.785320	10.915743	1.21%	0	2005
	10.539514	10.785320	2.33%	0	2004
	10.000000	10.539514	5.40%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	11.553303	12.380504	7.16%	0	2010
	9.792453	11.553303	17.98%	0	2009
	15.112360	9.792453	-35.20%	0	2008
	14.580740	15.112360	3.65%	0	2007
	12.556542	14.580740	16.12%	0	2006
	12.239260	12.556542	2.59%	0	2005
	11.062664	12.239260	10.64%	0	2004
	10.000000	11.062664	10.63%	0	2003*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.579447	5.79%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	9.731737	10.366234	6.52%	0	2010
	8.040305	9.731737	21.04%	0	2009
	11.766533	8.040305	-32.91%	0	2008
	11.427326	11.766533	2.97%	0	2007
	10.739900	11.427326	6.40%	0	2006
	10.717290	10.739900	0.21%	0	2005
	10.499765	10.717290	2.07%	0	2004
	10.000000	10.499765	5.00%	0	2003*

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	9.596302	11.359662	18.38%	0	2010
	7.578283	9.596302	26.63%	0	2009
	12.989598	7.578283	-41.66%	0	2008
	12.530396	12.989598	3.66%	0	2007
	11.436549	12.530396	9.56%	0	2006
	11.106843	11.436549	2.97%	0	2005
	10.000000	11.106843	11.07%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.244052	13.349032	9.02%	0	2010
	10.000000	12.244052	22.44%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	8.472582	9.144588	7.93%	0	2010
	7.125206	8.472582	18.91%	0	2009
	10.531297	7.125206	-32.34%	0	2008
	10.299898	10.531297	2.25%	0	2007
	10.000000	10.299898	3.00%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	9.571511	9.774665	2.12%	0	2010
	8.857785	9.571511	8.06%	0	2009
	10.200400	8.857785	-13.16%	0	2008
	10.282293	10.200400	-0.80%	0	2007
	10.000000	10.282293	2.82%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	9.399862	10.080566	7.24%	0	2010
	6.889572	9.399862	36.44%	0	2009
	11.653767	6.889572	-40.88%	0	2008
	10.578078	11.653767	10.17%	0	2007
	10.000000	10.578078	5.78%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	7.833339	8.920853	13.88%	0	2010
	5.858157	7.833339	33.72%	0	2009
	10.899890	5.858157	-46.25%	0	2008
	10.111944	10.899890	7.79%	0	2007
	10.000000	10.111944	1.12%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.250234	7.752512	6.93%	0	2010
	5.757792	7.250234	25.92%	0	2009
	9.649399	5.757792	-40.33%	0	2008
	10.000000	9.649399	-3.51%	0	2007*

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.621093	11.580343	9.03%	0	2010
	7.545861	10.621093	40.75%	0	2009
	10.892603	7.545861	-30.72%	0	2008
	10.960244	10.892603	-0.62%	0	2007
	10.284179	10.960244	6.57%	0	2006
	10.000000	10.284179	2.84%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.409498	8.237673	11.18%	0	2010
	5.027453	7.409498	47.38%	0	2009
	10.000000	5.027453	-49.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.637569	9.094410	19.07%	0	2010
	6.026497	7.637569	26.73%	0	2009
	10.000000	6.026497	-39.74%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.619853	9.071894	19.06%	0	2010
	6.024629	7.619853	26.48%	0	2009
	10.000000	6.024629	-39.75%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.786821	8.624968	10.76%	0	2010
	6.255468	7.786821	24.48%	0	2009
	10.000000	6.255468	-37.45%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	8.996970	9.570822	6.38%	0	2010
	7.793070	8.996970	15.45%	0	2009
	10.000000	7.793070	-22.07%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.472770	9.175133	8.29%	0	2010
	7.082322	8.472770	19.63%	0	2009
	10.000000	7.082322	-29.18%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.719148	10.001328	2.90%	0	2010
	8.925172	9.719148	8.90%	0	2009
	10.000000	8.925172	-10.75%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.735285	9.373666	7.31%	0	2010
	7.434475	8.735285	17.50%	0	2009
	10.000000	7.434475	-25.66%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.201738	8.954527	9.18%	0	2010
	6.725016	8.201738	21.96%	0	2009
	10.000000	6.725016	-32.75%	0	2008*

112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.260280	9.728461	5.06%	0	2010
	8.167047	9.260280	13.39%	0	2009
	10.000000	8.167047	-18.33%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.168832	10.489114	3.15%	0	2010
	9.701724	10.168832	4.81%	0	2009
	10.000000	9.701724	-2.98%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.128294	10.420132	2.88%	0	2010
	9.680228	10.128294	4.63%	0	2009
	10.000000	9.680228	-3.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.866539	11.319553	4.17%	0	2010
	9.685970	10.866539	12.19%	0	2009
	10.000000	9.685970	-3.14%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	20.519067	22.917118	11.69%	0	2010
	13.058005	20.519067	57.14%	0	2009
	32.218891	13.058005	-59.47%	0	2008
	23.035152	32.218891	39.87%	0	2007
	17.536604	23.035152	31.35%	0	2006
	13.752227	17.536604	27.52%	0	2005
	11.851031	13.752227	16.04%	0	2004
	10.000000	11.851031	18.51%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	17.371465	19.397619	11.66%	0	2010
	11.054930	17.371465	57.14%	0	2009
	27.233590	11.054930	-59.41%	0	2008
	19.436247	27.233590	40.12%	0	2007
	14.770648	19.436247	31.59%	0	2006
	11.569404	14.770648	27.67%	0	2005
	10.000000	11.569404	15.69%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.294426	10.393021	0.96%	0	2010
	10.404626	10.294426	-1.06%	0	2009
	10.024790	10.404626	3.79%	0	2008
	9.711379	10.024790	3.23%	0	2007
	9.752379	9.711379	-0.42%	0	2006
	9.800927	9.752379	-0.50%	0	2005
	9.850846	9.800927	-0.51%	0	2004
	10.000000	9.850846	-1.49%	0	2003*

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.700997	7.296233	8.88%	0	2010
	5.372593	6.700997	24.73%	0	2009
	10.000000	5.372593	-46.27%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	10.757412	11.881425	10.45%	0	2010
	8.777105	10.757412	22.56%	0	2009
	14.425009	8.777105	-39.15%	0	2008
	14.132458	14.425009	2.07%	0	2007
	12.549384	14.132458	12.61%	0	2006
	12.066271	12.549384	4.00%	0	2005
	10.982748	12.066271	9.87%	0	2004
	10.000000	10.982748	9.83%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.354906	12.014433	5.81%	0	2010
	10.000000	11.354906	13.55%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.905432	12.851239	7.94%	0	2010
	10.000000	11.905432	19.05%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	10.068080	10.272304	2.03%	0	2010
	9.579200	10.068080	5.10%	0	2009
	10.579344	9.579200	-9.45%	0	2008
	10.421519	10.579344	1.51%	0	2007
	10.187233	10.421519	2.30%	0	2006
	10.233646	10.187233	-0.45%	0	2005
	10.149122	10.233646	0.83%	0	2004
	10.000000	10.149122	1.49%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	10.508263	11.229956	6.87%	0	2010
	9.154540	10.508263	14.79%	0	2009
	12.371392	9.154540	-26.00%	0	2008
	12.154730	12.371392	1.78%	0	2007
	11.327793	12.154730	7.30%	0	2006
	11.159272	11.327793	1.51%	0	2005
	10.573615	11.159272	5.54%	0	2004
	10.000000	10.573615	5.74%	0	2003*

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	10.783596	11.723814	8.72%	0	2010
	8.997415	10.783596	19.85%	0	2009
	13.611740	8.997415	-33.90%	0	2008
	13.311537	13.611740	2.26%	0	2007
	12.060634	13.311537	10.37%	0	2006
	11.689439	12.060634	3.18%	0	2005
	10.823276	11.689439	8.00%	0	2004
	10.000000	10.823276	8.23%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	10.363091	10.835391	4.56%	0	2010
	9.388537	10.363091	10.38%	0	2009
	11.469988	9.388537	-18.15%	0	2008
	11.247819	11.469988	1.98%	0	2007
	10.765898	11.247819	4.48%	0	2006
	10.692871	10.765898	0.68%	0	2005
	10.356463	10.692871	3.25%	0	2004
	10.000000	10.356463	3.56%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	11.682068	14.205453	21.60%	0	2010
	8.865913	11.682068	31.76%	0	2009
	14.483952	8.865913	-38.79%	0	2008
	13.978940	14.483952	3.61%	0	2007
	13.201527	13.978940	5.89%	0	2006
	12.221324	13.201527	8.02%	0	2005
	10.959966	12.221324	11.51%	0	2004
	10.000000	10.959966	9.60%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	11.542486	13.998329	21.28%	0	2010
	8.776321	11.542486	31.52%	0	2009
	14.371780	8.776321	-38.93%	0	2008
	13.894938	14.371780	3.43%	0	2007
	13.139756	13.894938	5.75%	0	2006
	12.186003	13.139756	7.83%	0	2005
	10.949835	12.186003	11.29%	0	2004
	10.000000	10.949835	9.50%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.186079	8.850799	-3.65%	0	2010
	9.530074	9.186079	-3.61%	0	2009
	9.692055	9.530074	-1.67%	0	2008
	9.601113	9.692055	0.95%	0	2007
	9.531989	9.601113	0.73%	0	2006
	9.635011	9.531989	-1.07%	0	2005
	9.919528	9.635011	-2.87%	0	2004
	10.000000	9.919528	-0.80%	0	2003*

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.834232	8.590672	9.66%	0	2010
	5.973924	7.834232	31.14%	0	2009
	10.000000	5.973924	-40.26%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	9.284947	9.493192	2.24%	0	2010
	7.422168	9.284947	25.10%	0	2009
	14.355467	7.422168	-48.30%	0	2008
	14.478031	14.355467	-0.85%	0	2007
	12.240509	14.478031	18.28%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	9.148061	9.330137	1.99%	0	2010
	7.332312	9.148061	24.76%	0	2009
	14.213079	7.332312	-48.41%	0	2008
	14.366981	14.213079	-1.07%	0	2007
	12.180398	14.366981	17.95%	0	2006
	11.306214	12.180398	7.73%	0	2005
	10.000000	11.306214	13.06%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.732483	8.594762	11.15%	0	2010
	6.204293	7.732483	24.63%	0	2009
	10.000000	6.204293	-37.96%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.602041	8.258397	8.63%	0	2010
	6.192565	7.602041	22.76%	0	2009
	10.000000	6.192565	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.466640	9.098651	21.86%	0	2010
	6.116036	7.466640	22.08%	0	2009
	10.000000	6.116036	-38.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.286431	9.551729	15.27%	0	2010
	6.591839	8.286431	25.71%	0	2009
	10.000000	6.591839	-34.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.919270	9.546122	20.54%	0	2010
	6.462387	7.919270	22.54%	0	2009
	12.546713	6.462387	-48.49%	0	2008
	11.894616	12.546713	5.48%	0	2007
	11.986312	11.894616	-0.77%	0	2006
	11.545736	11.986312	3.82%	0	2005
	10.588669	11.545736	9.04%	0	2004
	10.000000	10.588669	5.89%	0	2003*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	10.370178	12.650413	21.99%	0	2010
	8.527595	10.370178	21.61%	0	2009
	13.045968	8.527595	-34.63%	0	2008
	14.546074	13.045968	-10.31%	0	2007
	12.869879	14.546074	13.02%	0	2006
	12.957733	12.869879	-0.68%	0	2005
	11.465132	12.957733	13.02%	0	2004
	10.000000	11.465132	14.65%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.212844	12.445676	21.86%	0	2010
	8.421901	10.212844	21.27%	0	2009
	12.912454	8.421901	-34.78%	0	2008
	14.449154	12.912454	-10.64%	0	2007
	12.805624	14.449154	12.83%	0	2006
	12.929622	12.805624	-0.96%	0	2005
	11.469816	12.929622	12.73%	0	2004
	10.000000	11.469816	14.70%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	11.220756	13.549112	20.75%	0	2010
	8.645640	11.220756	29.79%	0	2009
	14.518432	8.645640	-40.45%	0	2008
	14.756985	14.518432	-1.62%	0	2007
	13.668970	14.756985	7.96%	0	2006
	12.629439	13.668970	8.23%	0	2005
	11.012767	12.629439	14.68%	0	2004
	10.000000	11.012767	10.13%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	11.048713	13.305151	20.42%	0	2010
	8.530334	11.048713	29.52%	0	2009
	14.363254	8.530334	-40.61%	0	2008
	14.633296	14.363254	-1.85%	0	2007
	13.589145	14.633296	7.68%	0	2006
	12.590579	13.589145	7.93%	0	2005
	11.000924	12.590579	14.45%	0	2004
	10.000000	11.000924	10.01%	0	2003*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.426660	8.102036	9.09%	0	2010
	6.139095	7.426660	20.97%	0	2009
	10.913529	6.139095	-43.75%	0	2008
	10.500398	10.913529	3.93%	0	2007
	10.000000	10.500398	5.00%	0	2006*

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class II - Q/NQ	6.908981	8.642414	25.09%	0	2010
	5.494413	6.908981	25.75%	0	2009
	10.000000	5.494413	-45.06%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.010345	9.878377	-1.32%	0	2010
	9.699875	10.010345	3.20%	0	2009
	10.000000	9.699875	-3.00%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.088400	14.028293	7.18%	0	2010
	10.000000	13.088400	30.88%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.740097	13.355602	4.83%	0	2010
	10.000000	12.740097	27.40%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.718628	13.298420	4.56%	0	2010
	10.000000	12.718628	27.19%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.715093	13.028818	2.47%	0	2010
	10.000000	12.715093	27.15%	0	2009*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	11.292173	12.618518	11.75%	0	2010
	8.389572	11.292173	34.60%	0	2009
	14.560663	8.389572	-42.38%	0	2008
	14.214481	14.560663	2.44%	0	2007
	12.534238	14.214481	13.41%	0	2006
	11.376401	12.534238	10.18%	0	2005
	10.000000	11.376401	13.76%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	11.135808	12.410871	11.45%	0	2010
	8.292202	11.135808	34.29%	0	2009
	14.428504	8.292202	-42.53%	0	2008
	14.122532	14.428504	2.17%	0	2007
	12.483858	14.122532	13.13%	0	2006
	11.359547	12.483858	9.90%	0	2005
	10.000000	11.359547	13.60%	0	2004*

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	12.969768	14.491963	11.74%	0	2010
	9.630801	12.969768	34.67%	0	2009
	16.713305	9.630801	-42.38%	0	2008
	16.318782	16.713305	2.42%	0	2007
	14.389359	16.318782	13.41%	0	2006
	13.063564	14.389359	10.15%	0	2005
	11.377837	13.063564	14.82%	0	2004
	10.000000	11.377837	13.78%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	12.774309	14.241312	11.48%	0	2010
	9.514080	12.774309	34.27%	0	2009
	16.550152	9.514080	-42.51%	0	2008
	16.195735	16.550152	2.19%	0	2007
	14.320836	16.195735	13.09%	0	2006
	13.029617	14.320836	9.91%	0	2005
	11.375481	13.029617	14.54%	0	2004
	10.000000	11.375481	13.75%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	10.880767	12.032512	10.59%	0	2010
	9.537177	10.880767	14.09%	0	2009
	11.575303	9.537177	-17.61%	0	2008
	10.968411	11.575303	5.53%	0	2007
	10.614905	10.968411	3.33%	0	2006
	10.749440	10.614905	-1.25%	0	2005
	10.288844	10.749440	4.48%	0	2004
	10.000000	10.288844	2.89%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.340375	2.586136	10.50%	0	2010
	1.916327	2.340375	22.13%	0	2009
	9.423791	1.916327	-79.67%	0	2008
	10.000000	9.423791	-5.76%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	2.713930	3.002274	10.62%	0	2010
	2.247666	2.713930	20.74%	0	2009
	10.939595	2.247666	-79.45%	0	2008
	11.367895	10.939595	-3.77%	0	2007
	10.781335	11.367895	5.44%	0	2006
	10.935632	10.781335	-1.41%	0	2005
	10.415879	10.935632	4.99%	0	2004
	10.000000	10.415879	4.16%	0	2003*

119

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.374198	10.461772	11.60%	0	2010
	7.601438	9.374198	23.32%	0	2009
	12.855694	7.601438	-40.87%	0	2008
	12.813455	12.855694	0.33%	0	2007
	11.587314	12.813455	10.58%	0	2006
	11.372080	11.587314	1.89%	0	2005
	10.813798	11.372080	5.16%	0	2004
	10.000000	10.813798	8.14%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	11.339108	13.482920	18.91%	0	2010
	8.578157	11.339108	32.19%	0	2009
	14.321886	8.578157	-40.10%	0	2008
	15.049657	14.321886	-4.84%	0	2007
	13.581279	15.049657	10.81%	0	2006
	12.821982	13.581279	5.92%	0	2005
	11.143401	12.821982	15.06%	0	2004
	10.000000	11.143401	11.43%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.354360	8.720004	18.57%	0	2010
	5.576358	7.354360	31.88%	0	2009
	9.336317	5.576358	-40.27%	0	2008
	9.828875	9.336317	-5.01%	0	2007
	10.000000	9.828875	-1.71%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.697153	11.272679	5.38%	0	2010
	10.000000	10.697153	6.97%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.775353	10.920445	1.35%	0	2010
	10.000000	10.775353	7.75%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	8.921837	9.832425	10.21%	0	2010
	7.133274	8.921837	25.07%	0	2009
	12.077982	7.133274	-40.94%	0	2008
	13.344084	12.077982	-9.49%	0	2007
	11.947150	13.344084	11.69%	0	2006
	11.782359	11.947150	1.40%	0	2005
	11.005673	11.782359	7.06%	0	2004
	10.000000	11.005673	10.06%	0	2003*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.281097	11.959548	6.01%	0	2010
	9.394428	11.281097	20.08%	0	2009
	17.397758	9.394428	-46.00%	0	2008
	16.666060	17.397758	4.39%	0	2007
	13.541716	16.666060	23.07%	0	2006
	12.525374	13.541716	8.11%	0	2005
	11.187749	12.525374	11.96%	0	2004
	10.000000	11.187749	11.88%	0	2003*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	10.174828	12.351221	21.39%	0	2010
	8.028737	10.174828	26.73%	0	2009
	13.743263	8.028737	-41.58%	0	2008
	16.346345	13.743263	-15.92%	0	2007
	14.462544	16.346345	13.03%	0	2006
	14.022586	14.462544	3.14%	0	2005
	11.530757	14.022586	21.61%	0	2004
	10.000000	11.530757	15.31%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	10.722609	12.480374	16.39%	0	2010
	6.790000	10.722609	57.92%	0	2009
	11.192653	6.790000	-39.34%	0	2008
	11.011179	11.192653	1.65%	0	2007
	10.838103	11.011179	1.60%	0	2006
	10.641619	10.838103	1.85%	0	2005
	10.515496	10.641619	1.20%	0	2004
	10.000000	10.515498	5.15%	0	2003*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	9.230718	9.503856	2.96%	0	2010
	8.758719	9.230718	5.39%	0	2009
	10.152051	8.758719	-13.72%	0	2008
	10.016048	10.152051	1.36%	0	2007
	10.037002	10.016048	-0.21%	0	2006
	10.021906	10.037002	0.15%	0	2005
	9.994478	10.021906	0.27%	0	2004
	10.000000	9.994478	-0.06%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.626326	16.26%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.878273	15.730847	22.15%	0	2010
	10.000000	12.878273	28.78%	0	2009*

121

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable remainder trusts are trusts that meet the requirements of Section 664 of the Code.  Non-qualified contracts that are issued to charitable remainder trusts will differ from other non-qualified contracts in 3 respects:

(1)	Waiver of sales charges . In addition to any sales load waivers included in the contract, charitable remainder trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a charitable remainder trust, the charitable remainder trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a charitable remainder trust, the death benefit is payable to the charitable remainder trust.  Any designation in conflict with the charitable remainder trust's right to the death benefit will be void.

While these provisions are intended to facilitate a charitable remainder trust's ownership of this contract, the rules governing charitable remainder trusts are numerous and complex.  A charitable remainder trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a charitable remainder trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a charitable remainder trust.

Investment Only (Qualified Plans)

Contracts that are owned by qualified plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a qualified plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of qualified plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

122

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's Roth IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

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Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from individual retirement accounts, IRAs , other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, individual retirement accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

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If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non - taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

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Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension, or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

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(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is 2 or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the

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beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than 1 beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after

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the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and qualified plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, qualified plans and certain governmental 457 plans to "roll" money from 1 plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

130

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

131

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California- Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period (see "Right to Examine and Cancel ").

Joint owners are not limited to spouses (see "Contract Ownership").

Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.

Connecticut - Joint owners are not limited to spouses (see "Contract Ownership").

District of Columbia - Joint owners are not limited to spouses (see "Contract Ownership").

Hawaii- Joint owners are not limited to spouses (see "Contract Ownership").

Iowa - Joint owners are not limited to spouses (see "Contract Ownership").

Maryland- The Capital Preservation Plus Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option").

Guaranteed Term Options are not available (see "Investing in the Contract" subsection "Guaranteed Term Options").

Joint owners are not limited to spouses (see "Contract Ownership").

Massachusetts- Subsequent payments, if any, after the initial purchase payment must be made within three years of the initial Purchase payment (see "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments").

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (see "Death Benefits" subsection "Death Benefit Payment").

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

The Hardship Waiver is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

The 10 Year and Disability Waiver is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

Joint owners are not limited to spouses (see "Contract Ownership").

Minnesota- The Capital Preservation Plus Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option").

Joint owners are not limited to spouses (see "Contract Ownership").

Nevada - Joint owners are not limited to spouses (see "Contract Ownership").

New Hampshire - Joint owners are not limited to spouses (see "Contract Ownership").

New Jersey- The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (see "Death Benefits" subsection "Death Benefit Payment").

Joint owners are not limited to spouses (see "Contract Ownership").

New York- The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (see "Death Benefits" subsection "Death Benefit Payment").

The Beneficiary Protector Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector Option").

Guaranteed Term Options are not available (see "Investing in the Contract" subsection "Guaranteed Term Options").

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Death Benefit Options").

The Capital Preservation Plus Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option").

132

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

The Hardship Waiver is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

Joint owners are not limited to spouses (see "Contract Ownership").

After the free look period and before the 7 th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3, 4 and 5	2%
6 and 7	1%
After Year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the Sub-Accounts and the Fixed Account in the same proportion as allocated by the Contract Owner at the time of the withdrawal.

North Dakota- The Beneficiary Protector Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector Option").

Oregon- The 10 Year and Disability Waiver is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

Subsequent payments are not allowable under the contract (see "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments").

Joint owners are not limited to spouses (see "Contract Ownership").

The Hardship Waiver of CDSC is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

The Reduced Purchase Payment Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Reduced Purchase Payment Option").

Pennsylvania- The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (see "Death Benefits" subsection "Death Benefit Payment").

Joint owners are not limited to spouses (see "Contract Ownership" subsection "Joint Ownership").

Guaranteed Term Options are not available (see "Investing in the Contract" subsection "Guaranteed Term Options").

The Capital Preservation Plus Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option").

Puerto Rico- Nationwide will not charge premium taxes against the Contract (see "Standard Charges and Deductions" subsection "Premium Taxes").

Rhode Island - Joint owners are not limited to spouses (see "Contract Ownership").

Vermont- Joint owners are not limited to spouses (see "Contract Ownership").

Washington- The Beneficiary Protector Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection" Beneficiary Protector Option").

Guaranteed Term Options are not available (see "Investing in the Contract" subsection "Guaranteed Term Options").

The Capital Preservation Plus Option is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option").

Subsequent payments, if any, after the initial purchase payment may only be made until the Annuitant is 63 years of age.  After age 63, subsequent purchase payments will not be accepted (see "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments").

The beneficiary must notify Nationwide of an election to receive the death benefit within 1 year of the Annuitant's death (see "Death Benefits").

Wisconsin - Joint owners are not limited to spouses (see "Contract Ownership").

133

Unassociated Document
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2011

Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-7 (formerly, Nationwide Fidelity Advisor Variable Account) is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2010 , 2009 , and 2008 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature, or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2010 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	10.154851	11.345789	11.73%	79,485	2010
	8.518751	10.154851	19.21%	70,319	2009
	14.502070	8.518751	-41.26%	72,703	2008
	13.963274	14.502070	3.86%	99,420	2007
	12.050226	13.963274	15.88%	111,801	2006
	11.630926	12.050226	3.61%	143,983	2005
	10.557705	11.630926	10.17%	159,552	2004
	8.063673	10.557705	30.93%	141,853	2003
	10.000000	8.063673	-19.36%	53,878	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.550635	17.098319	3.31%	18,988	2010
	12.436431	16.550635	33.08%	21,906	2009
	26.876347	12.436431	-53.73%	37,979	2008
	25.700831	26.876347	4.57%	52,545	2007
	19.202846	25.700831	33.84%	76,926	2006
	16.637896	19.202846	15.42%	101,552	2005
	13.449768	16.637896	23.70%	121,066	2004
	9.432937	13.449768	42.58%	127,258	2003
	10.000000	9.432937	-5.67%	59,648	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.951821	10.826450	8.79%	40,427	2010
	7.328126	9.951821	35.80%	42,263	2009
	12.294106	7.328126	-40.39%	49,685	2008
	10.925274	12.294106	12.53%	53,884	2007
	11.100924	10.925274	-1.58%	62,972	2006
	9.758629	11.100924	13.75%	80,998	2005
	9.093369	9.758629	7.32%	80,291	2004
	7.441659	9.093369	22.20%	87,983	2003
	10.000000	7.441659	-25.58%	33,018	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.136600	20.233263	25.39%	65,258	2010
	11.419896	16.136600	41.30%	70,928	2009
	17.944104	11.419896	-36.36%	91,218	2008
	17.844547	17.944104	0.56%	106,150	2007
	15.774935	17.844547	13.12%	151,266	2006
	14.935414	15.774935	5.62%	183,543	2005
	12.663214	14.935414	17.94%	188,363	2004
	9.074030	12.663214	39.55%	170,489	2003
	10.000000	9.074030	-9.26%	103,116	2002*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.100570	13.155568	8.72%	60,522	2010
	10.000000	12.100570	21.01%	53,117	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.578413	16.923108	24.63%	8,581	2010
	10.964580	13.578413	23.84%	12,950	2009
	16.023269	10.964580	-31.57%	14,563	2008
	16.284424	16.023269	-1.60%	15,987	2007
	14.369405	16.284424	13.33%	19,180	2006
	13.528311	14.369405	6.22%	19,904	2005
	11.205694	13.528311	20.73%	19,331	2004
	8.210980	11.205694	36.47%	13,122	2003
	10.000000	8.210980	-17.89%	1,892	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.665140	12.128991	13.73%	2,826	2010
	8.050073	10.665140	32.49%	5,124	2009
	12.393968	8.050073	-35.05%	5,647	2008
	11.609628	12.393968	6.76%	9,220	2007
	10.733160	11.609628	8.17%	11,965	2006
	10.457710	10.733160	2.63%	12,798	2005
	9.940634	10.457710	5.20%	12,612	2004
	7.964781	9.940634	24.81%	3,920	2003
	10.000000	7.964781	-20.35%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.384371	12.949479	13.75%	23,822	2010
	9.097737	11.384371	25.13%	33,103	2009
	14.612382	9.097737	-37.74%	34,684	2008
	14.016677	14.612382	4.25%	40,161	2007
	12.251936	14.016677	14.40%	52,038	2006
	11.814824	12.251936	3.70%	61,796	2005
	10.780980	11.814824	9.59%	59,545	2004
	8.479269	10.780980	27.15%	45,367	2003
	10.000000	8.479269	-15.21%	13,566	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.646561	14.347420	13.45%	55,172	2010
	10.129613	12.646561	24.85%	76,445	2009
	16.316126	10.129613	-37.92%	70,027	2008
	15.690301	16.316126	3.99%	84,051	2007
	13.749606	15.690301	14.11%	88,385	2006
	13.291809	13.749606	3.44%	97,892	2005
	12.160415	13.291809	9.30%	88,725	2004
	10.000000	12.160415	21.60%	40,450	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.423485	11.667501	11.93%	52,438	2010
	9.290933	10.423485	12.19%	21,764	2009
	13.336768	9.290933	-30.34%	35,678	2008
	12.281281	13.336768	8.59%	46,245	2007
	10.708715	12.281281	14.68%	49,882	2006
	10.630920	10.708715	0.73%	54,315	2005
	10.020448	10.630920	6.09%	58,888	2004
	8.166548	10.020448	22.70%	50,006	2003
	10.000000	8.166548	-18.33%	2,426	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	16.437282	18.622881	13.30%	90,529	2010
	10.883576	16.437282	51.03%	88,160	2009
	14.867763	10.883576	-26.80%	114,570	2008
	14.547732	14.867763	2.20%	140,536	2007
	13.283201	14.547732	9.52%	134,925	2006
	13.112408	13.283201	1.30%	149,138	2005
	12.017175	13.112408	9.11%	170,112	2004
	9.961494	12.017175	20.64%	167,604	2003
	10.000000	9.961494	-0.39%	70,881	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.354986	14.353103	7.47%	55,713	2010
	11.195302	13.354986	19.29%	62,522	2009
	12.191151	11.195302	-8.17%	63,602	2008
	11.679918	12.191151	4.38%	77,206	2007
	11.321336	11.679918	3.17%	66,481	2006
	11.283229	11.321336	0.34%	67,837	2005
	10.993486	11.283229	2.64%	68,795	2004
	10.606178	10.993486	3.65%	45,858	2003
	10.000000	10.606178	6.06%	8,080	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	13.254333	14.215737	7.25%	140,595	2010
	11.136757	13.254333	19.01%	138,320	2009
	12.162159	11.136757	-8.43%	135,334	2008
	11.679120	12.162159	4.14%	167,850	2007
	11.346099	11.679120	2.94%	195,547	2006
	11.342662	11.346099	0.03%	224,470	2005
	11.083492	11.342662	2.34%	237,601	2004
	10.714121	11.083492	3.45%	227,751	2003
	10.000000	10.714121	7.14%	66,940	2002*

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	11.680069	13.440622	15.07%	54,556	2010
	8.880327	11.680069	31.53%	59,922	2009
	13.982048	8.880327	-36.49%	69,006	2008
	11.875443	13.982048	17.74%	86,538	2007
	11.220533	11.875443	5.84%	115,854	2006
	10.914085	11.220533	2.81%	160,692	2005
	10.409481	10.914085	4.85%	194,948	2004
	8.533857	10.409481	21.98%	219,814	2003
	10.200998	8.533857	-16.34%	236,969	2002
	11.135469	10.200998	-8.39%	124,889	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.989413	10.330835	14.92%	24,883	2010
	6.854201	8.989413	31.15%	32,052	2009
	10.802711	6.854201	-36.55%	37,592	2008
	9.196192	10.802711	17.47%	61,574	2007
	8.699189	9.196192	5.71%	48,474	2006
	8.480063	8.699189	2.58%	50,366	2005
	8.105040	8.480063	4.63%	56,099	2004
	6.651197	8.105040	21.86%	70,196	2003
	7.977579	6.651197	-16.63%	100,130	2002
	8.717055	7.977579	-8.48%	118,590	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	13.615255	15.393047	13.06%	63,074	2010
	10.660610	13.615255	27.72%	75,188	2009
	15.120808	10.660610	-29.50%	87,248	2008
	13.234098	15.120808	14.26%	110,970	2007
	12.459223	13.234098	6.22%	151,347	2006
	12.102993	12.459223	2.94%	263,749	2005
	11.597568	12.102993	4.36%	332,580	2004
	9.930554	11.597568	16.79%	357,763	2003
	10.999576	9.930554	-9.72%	383,580	2002
	11.597944	10.999576	-5.16%	449,491	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.981394	12.395911	12.88%	30,746	2010
	8.610314	10.981394	27.54%	39,701	2009
	12.227478	8.610314	-29.58%	55,215	2008
	10.718860	12.227478	14.07%	65,693	2007
	10.100610	10.718860	6.12%	62,485	2006
	9.825739	10.100610	2.80%	70,708	2005
	9.431645	9.825739	4.18%	89,530	2004
	8.092651	9.431645	16.55%	97,002	2003
	8.981185	8.092651	-9.89%	97,225	2002
	9.483513	8.981185	-5.30%	104,929	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	13.276017	15.515456	16.87%	161,995	2010
	9.687491	13.276017	37.04%	204,492	2009
	14.823977	9.687491	-34.65%	228,580	2008
	13.743893	14.823977	7.86%	333,104	2007
	12.428712	13.743893	10.58%	390,536	2006
	11.881112	12.428712	4.61%	593,900	2005
	11.378129	11.881112	4.42%	727,478	2004
	9.774081	11.378129	16.41%	801,137	2003
	10.814571	9.774081	-9.62%	865,147	2002
	11.110424	10.814571	-2.66%	1,011,363	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.335109	13.221071	16.64%	53,546	2010
	8.273288	11.335109	37.01%	64,128	2009
	12.684095	8.273288	-34.77%	87,863	2008
	11.779311	12.684095	7.68%	135,397	2007
	10.665568	11.779311	10.44%	139,832	2006
	10.203676	10.665568	4.53%	141,068	2005
	9.797323	10.203676	4.15%	178,378	2004
	8.424432	9.797323	16.30%	207,810	2003
	9.339561	8.424432	-9.80%	191,788	2002
	9.609431	9.339561	-2.81%	191,331	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.928775	9.272186	16.94%	18,442	2010
	5.889554	7.928775	34.62%	25,033	2009
	10.110334	5.889554	-41.75%	32,262	2008
	9.546663	10.110334	5.90%	36,572	2007
	8.454825	9.546663	12.91%	47,617	2006
	7.055437	8.454825	19.83%	46,647	2005
	7.033439	7.055437	0.31%	54,042	2004
	5.672624	7.033439	23.99%	77,705	2003
	6.173069	5.672624	-8.11%	86,384	2002
	8.729886	6.173069	-29.29%	93,306	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.809318	9.126397	16.87%	37,595	2010
	5.806254	7.809318	34.50%	46,911	2009
	9.994478	5.806254	-41.91%	71,380	2008
	9.454587	9.994478	5.71%	88,537	2007
	8.386446	9.454587	12.74%	79,659	2006
	7.016003	8.386446	19.53%	89,303	2005
	6.993633	7.016003	0.32%	99,179	2004
	5.652536	6.993633	23.73%	101,166	2003
	6.173063	5.652536	-8.43%	104,738	2002
	8.729884	6.173063	-29.29%	102,698	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.221108	13.931478	14.00%	349,358	2010
	9.488733	12.221108	28.80%	420,240	2009
	16.720156	9.488733	-43.25%	492,383	2008
	16.645426	16.720156	0.45%	623,959	2007
	13.994543	16.645426	18.94%	838,535	2006
	13.359203	13.994543	4.76%	1,165,130	2005
	12.109002	13.359203	10.32%	1,354,269	2004
	9.388005	12.109002	28.98%	1,429,082	2003
	11.419115	9.388005	-17.79%	1,504,505	2002
	12.147445	11.419115	-6.00%	1,801,287	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.792679	12.284886	13.83%	400,882	2010
	8.389172	10.792679	28.65%	475,690	2009
	14.810452	8.389172	-43.36%	569,204	2008
	14.765380	14.810452	0.31%	656,471	2007
	12.429524	14.765380	18.79%	734,327	2006
	11.886287	12.429524	4.57%	786,437	2005
	10.788373	11.886287	10.18%	871,665	2004
	8.376451	10.788373	28.79%	850,853	2003
	10.207668	8.376451	-17.94%	712,785	2002
	10.874421	10.207668	-6.13%	581,991	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.720919	13.311898	13.57%	238,888	2010
	9.305806	11.720919	25.95%	295,894	2009
	16.135980	9.305806	-42.33%	351,644	2008
	14.545949	16.135980	10.93%	436,009	2007
	12.994400	14.545949	11.94%	590,158	2006
	12.200303	12.994400	6.51%	901,347	2005
	11.647192	12.200303	4.75%	1,122,362	2004
	9.513687	11.647192	22.43%	1,281,552	2003
	11.529603	9.513687	-17.48%	1,491,640	2002
	12.771052	11.529603	-9.72%	1,800,094	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.892841	10.089802	13.46%	138,019	2010
	7.068523	8.892841	25.81%	160,110	2009
	12.282570	7.068523	-42.45%	186,480	2008
	11.086398	12.282570	10.79%	268,753	2007
	9.917472	11.086398	11.79%	252,838	2006
	9.322472	9.917472	6.38%	302,865	2005
	8.919227	9.322472	4.52%	359,222	2004
	7.294561	8.919227	22.27%	422,575	2003
	8.856439	7.294561	-17.64%	362,580	2002
	9.827003	8.856439	-9.88%	395,692	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.109889	13.651692	22.88%	381,973	2010
	8.752739	11.109889	26.93%	455,712	2009
	16.747197	8.752739	-47.74%	515,417	2008
	13.327515	16.747197	25.66%	648,958	2007
	12.606342	13.327515	5.72%	900,240	2006
	12.043664	12.606342	4.67%	1,392,430	2005
	11.774891	12.043664	2.28%	1,722,252	2004
	8.952843	11.774891	31.52%	1,985,368	2003
	12.949436	8.952843	-30.86%	2,256,555	2002
	15.891422	12.949436	-18.51%	2,890,947	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.845848	7.172026	22.69%	463,679	2010
	4.612133	5.845848	26.75%	563,562	2009
	8.837119	4.612133	-47.81%	591,839	2008
	7.044335	8.837119	25.45%	834,003	2007
	6.673130	7.044335	5.56%	843,820	2006
	6.385591	6.673130	4.50%	1,045,695	2005
	6.251628	6.385591	2.14%	1,266,240	2004
	4.761956	6.251628	31.28%	1,425,145	2003
	6.897293	4.761956	-30.96%	1,437,002	2002
	8.478714	6.897293	-18.65%	1,448,978	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.865264	10.949048	23.51%	2,823	2010
	6.405486	8.865264	38.40%	4,933	2009
	12.649260	6.405486	-49.36%	5,391	2008
	10.867980	12.649260	16.39%	5,103	2007
	10.119554	10.867980	7.40%	4,214	2006
	9.461442	10.119554	6.96%	9,863	2005
	8.665897	9.461442	9.18%	8,964	2004
	6.705285	8.665897	29.24%	16,072	2003
	9.189889	6.705285	-27.04%	19,446	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.669282	10.706393	23.50%	19,959	2010
	6.281889	8.669282	38.00%	34,948	2009
	12.412207	6.281889	-49.39%	46,268	2008
	10.681977	12.412207	16.20%	38,522	2007
	9.958447	10.681977	7.27%	40,665	2006
	9.331368	9.958447	6.72%	50,876	2005
	8.567408	9.331368	8.92%	60,641	2004
	6.638994	8.567408	29.05%	56,386	2003
	9.134111	6.638994	-27.32%	41,461	2002

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	11.103919	12.514908	12.71%	210,423	2010
	7.797205	11.103919	42.41%	253,784	2009
	10.504908	7.797205	-25.78%	298,047	2008
	10.331749	10.504908	1.68%	400,424	2007
	9.381882	10.331749	10.12%	549,557	2006
	9.238518	9.381882	1.55%	930,518	2005
	8.520424	9.238518	8.43%	1,237,967	2004
	6.774892	8.520424	25.76%	1,465,973	2003
	6.601032	6.774892	2.63%	1,536,275	2002
	7.564599	6.601032	-12.74%	1,901,773	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.650592	13.117755	12.59%	118,171	2010
	8.198818	11.650592	42.10%	151,742	2009
	11.057436	8.198818	-25.85%	199,810	2008
	10.887295	11.057436	1.56%	225,645	2007
	9.899993	10.887295	9.97%	305,679	2006
	9.768796	9.899993	1.34%	324,629	2005
	9.016435	9.768796	8.34%	349,998	2004
	7.181521	9.016435	25.55%	345,680	2003
	7.018847	7.181521	2.32%	260,620	2002
	8.046605	7.018847	-12.77%	243,817	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.356071	11.672359	12.71%	39,645	2010
	7.286115	10.356071	42.13%	68,435	2009
	9.832015	7.286115	-25.89%	39,234	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.356071	11.672359	12.71%	39,645	2010
	7.286115	10.356071	42.13%	68,435	2009
	9.832015	7.286115	-25.89%	39,234	2008
	10.000000	9.832015	-1.68%	48,421	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.893972	13.550928	13.93%	532,432	2010
	9.484550	11.893972	25.40%	629,939	2009
	15.198970	9.484550	-37.60%	750,481	2008
	14.553901	15.198970	4.43%	922,127	2007
	12.696132	14.553901	14.63%	1,129,824	2006
	12.227709	12.696132	3.83%	1,548,199	2005
	11.160330	12.227709	9.56%	1,861,314	2004
	8.774550	11.160330	27.19%	2,024,666	2003
	11.393756	8.774550	-22.99%	2,290,203	2002
	13.087430	11.393756	-12.94%	3,565,690	2001

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	17.356501	18.533414	6.78%	267,049	2010
	15.142153	17.356501	14.62%	299,932	2009
	15.800825	15.142153	-4.17%	362,007	2008
	15.288575	15.800825	3.35%	435,210	2007
	14.791523	15.288575	3.36%	533,999	2006
	14.612721	14.791523	1.22%	873,622	2005
	14.123617	14.612721	3.46%	1,040,242	2004
	13.553721	14.123617	4.20%	1,235,795	2003
	12.401055	13.553721	9.29%	1,500,734	2002
	11.543603	12.401055	7.43%	1,516,238	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	34.822634	44.392274	27.48%	100,835	2010
	25.109155	34.822634	38.69%	128,518	2009
	41.907166	25.109155	-40.08%	147,761	2008
	36.637278	41.907166	14.38%	192,235	2007
	32.851594	36.637278	11.52%	258,138	2006
	28.058024	32.851594	17.08%	371,218	2005
	22.702985	28.058024	23.59%	404,129	2004
	16.546164	22.702985	37.21%	406,719	2003
	18.539590	16.546164	-10.75%	440,069	2002
	19.369905	18.539590	-4.29%	523,019	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.817965	25.238327	27.35%	313,603	2010
	14.316820	19.817965	38.42%	403,970	2009
	23.933598	14.316820	-40.18%	447,847	2008
	20.950870	23.933598	14.24%	572,625	2007
	18.817342	20.950870	11.34%	586,921	2006
	16.097219	18.817342	16.90%	654,793	2005
	13.037094	16.097219	23.47%	683,124	2004
	9.520360	13.037094	36.94%	648,693	2003
	10.682634	9.520360	-10.88%	529,772	2002
	11.178625	10.682634	-4.44%	471,930	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.382447	13.287525	-0.71%	227,471	2010
	13.414096	13.382447	-0.24%	231,207	2009
	13.144676	13.414096	2.05%	261,731	2008
	12.617804	13.144676	4.18%	237,432	2007
	12.144529	12.617804	3.90%	309,593	2006
	11.898561	12.144529	2.07%	456,269	2005
	11.869460	11.898561	0.25%	501,943	2004
	11.864802	11.869460	0.04%	691,331	2003
	11.779111	11.864802	0.73%	1,038,673	2002
	11.418931	11.779111	3.15%	1,292,542	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	13.061075	14.617902	11.92%	112,397	2010
	10.429094	13.061075	25.24%	124,544	2009
	18.757073	10.429094	-44.40%	145,454	2008
	16.157718	18.757073	16.09%	226,876	2007
	13.830162	16.157718	16.83%	309,179	2006
	11.735924	13.830162	17.84%	401,941	2005
	10.440294	11.735924	12.41%	495,754	2004
	7.360327	10.440294	41.85%	670,769	2003
	9.328759	7.360327	-21.10%	723,911	2002
	11.963781	9.328759	-22.02%	864,679	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	9.074924	10.141934	11.76%	95,718	2010
	7.258691	9.074924	25.02%	121,744	2009
	13.077072	7.258691	-44.49%	149,828	2008
	11.279661	13.077072	15.93%	207,045	2007
	9.669103	11.279661	16.66%	199,202	2006
	8.218017	9.669103	17.66%	227,844	2005
	7.321997	8.218017	12.24%	245,677	2004
	5.168011	7.321997	41.68%	341,042	2003
	6.559449	5.168011	-21.21%	300,831	2002
	8.400493	6.559449	-21.92%	291,800	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	12.217902	13.654022	11.75%	66,931	2010
	9.774227	12.217902	25.00%	84,391	2009
	17.604506	9.774227	-44.48%	99,816	2008
	15.183864	17.604506	15.94%	132,166	2007
	13.011372	15.183864	16.70%	108,433	2006
	11.062514	13.011372	17.62%	121,104	2005
	10.000000	11.062514	10.63%	92,336	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.332349	13.804431	11.94%	23,488	2010
	9.843130	12.332349	25.29%	25,979	2009
	17.707294	9.843130	-44.41%	32,372	2008
	15.251016	17.707294	16.11%	42,949	2007
	13.053761	15.251016	16.83%	42,428	2006
	11.081467	13.053761	17.80%	52,818	2005
	10.000000	11.081467	10.81%	54,398	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	10.304295	12.016300	16.61%	14,095	2010
	7.308412	10.304295	40.99%	16,642	2009
	13.799636	7.308412	-47.04%	18,663	2008
	13.660429	13.799636	1.02%	22,690	2007
	12.038700	13.660429	13.47%	24,676	2006
	11.456949	12.038700	5.08%	40,674	2005
	10.413792	11.456949	10.02%	41,130	2004
	7.841551	10.413792	32.80%	29,650	2003
	9.398824	7.841551	-16.57%	35,813	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	10.172002	11.840221	16.40%	12,695	2010
	7.226735	10.172002	40.76%	16,932	2009
	13.663746	7.226735	-47.11%	13,091	2008
	13.543522	13.663746	0.89%	16,161	2007
	11.951119	13.543522	13.32%	16,771	2006
	11.400022	11.951119	4.83%	17,572	2005
	10.375517	11.400022	9.87%	20,138	2004
	7.831908	10.375517	32.48%	21,687	2003
	9.398827	7.831908	-16.67%	27,871	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.910819	16.171310	25.25%	9,861	2010
	8.281396	12.910819	55.90%	8,503	2009
	17.124581	8.281396	-51.64%	4,944	2008
	16.372880	17.124581	4.59%	5,187	2007
	14.225356	16.372880	15.10%	5,792	2006
	14.003683	14.225356	1.58%	5,406	2005
	12.403097	14.003683	12.90%	5,453	2004
	7.935800	12.403097	56.29%	3,472	2003
	10.000000	7.935800	-20.64%	836	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	12.068055	15.101760	25.14%	54,542	2010
	7.752848	12.068055	55.66%	58,564	2009
	16.067871	7.752848	-51.75%	62,536	2008
	15.385653	16.067871	4.43%	75,039	2007
	13.389417	15.385653	14.91%	85,234	2006
	13.197226	13.389417	1.46%	99,801	2005
	11.704033	13.197226	12.76%	116,745	2004
	7.508854	11.704033	55.87%	102,971	2003
	10.000000	7.508854	-24.91%	17,344	2002*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.863902	14.211959	19.79%	25,238	2010
	10.178756	11.863902	16.56%	39,317	2009
	14.066365	10.178756	-27.64%	41,643	2008
	14.553345	14.066365	-3.35%	53,895	2007
	12.511921	14.553345	16.32%	60,937	2006
	12.182959	12.511921	2.70%	55,688	2005
	11.056004	12.182959	10.19%	52,580	2004
	8.938194	11.056004	23.69%	32,732	2003
	10.000000	8.938194	-10.62%	4,999	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.532754	9.318350	9.21%	18,393	2010
	6.613814	8.532754	29.01%	24,527	2009
	10.000000	6.613814	-33.86%	1,288	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.639518	15.758464	7.64%	3,045	2010
	10.761438	14.639518	36.04%	4,271	2009
	18.179137	10.761438	-40.80%	5,198	2008
	15.851673	18.179137	14.68%	7,088	2007
	13.150041	15.851673	20.54%	7,450	2006
	12.016903	13.150041	9.43%	7,516	2005
	10.205979	12.016903	17.74%	7,566	2004
	7.773388	10.205979	31.29%	6,962	2003
	10.000000	7.773388	-22.27%	612	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.785289	10.025036	14.11%	13,897	2010
	7.347335	8.785289	19.57%	17,600	2009
	12.929034	7.347335	-43.17%	22,171	2008
	11.682963	12.929034	10.67%	29,968	2007
	11.120996	11.682963	5.05%	32,828	2006
	10.340342	11.682963	7.55%	37,383	2005
	9.817774	10.340342	5.32%	33,757	2004
	7.672753	9.817774	27.96%	32,179	2003
	10.000000	7.672753	-23.27%	14,463	2002*

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	12.159523	14.305756	17.65%	1,727	2010
	8.622634	12.159523	41.02%	2,325	2009
	16.433558	8.622634	-47.53%	1,587	2008
	14.968742	16.433558	9.79%	1,657	2007
	12.969363	14.968742	15.42%	1,632	2006
	11.945960	12.969363	8.57%	1,053	2005
	10.442033	11.945960	14.40%	1,045	2004
	7.788335	10.442033	34.07%	1,010	2003
	10.000000	7.788335	-22.12%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	11.133806	13.065203	17.35%	9,233	2010
	7.916466	11.133806	40.64%	9,100	2009
	15.116822	7.916466	-47.63%	9,084	2008
	13.806271	15.116822	9.49%	9,291	2007
	11.989304	13.806271	15.15%	8,619	2006
	11.077520	11.989304	8.23%	4,628	2005
	10.000000	11.077520	10.78%	2,838	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.212931	11.082583	8.52%	8,864	2010
	8.036678	10.212931	27.08%	19,540	2009
	11.614729	8.036678	-30.81%	19,849	2008
	10.846373	11.614729	7.08%	24,283	2007
	10.000000	10.846373	8.46%	25,981	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	10.123306	10.954587	8.21%	16,467	2010
	7.985772	10.123306	26.77%	25,905	2009
	11.570885	7.985772	-30.98%	24,344	2008
	10.829258	11.570885	6.85%	32,562	2007
	10.000000	10.829258	8.29%	39,136	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.550194	19.575298	11.54%	7,334	2010
	13.133381	17.550194	33.63%	7,975	2009
	22.302281	13.133381	-41.11%	10,143	2008
	19.674838	22.302281	13.35%	14,195	2007
	15.532428	19.674838	26.67%	31,715	2006
	13.322530	15.532428	16.59%	39,656	2005
	10.872930	13.322530	22.53%	50,095	2004
	8.536008	10.872930	27.38%	50,613	2003
	10.000000	8.536008	-14.64%	42,473	2002*

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	14.229016	16.082935	13.03%	4,670	2010
	11.032359	14.229016	28.98%	17,931	2009
	15.582254	11.032359	-29.20%	19,299	2008
	14.361144	15.582254	8.50%	19,733	2007
	13.033296	14.361144	10.19%	20,562	2006
	12.226742	13.033296	6.60%	21,659	2005
	10.845384	12.226742	12.74%	19,080	2004
	8.600253	10.845384	26.11%	14,261	2003
	10.000000	8.600253	-14.00%	4,556	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.652435	11.431370	18.43%	40,896	2010
	5.883153	9.652435	64.07%	38,683	2009
	11.672599	5.883153	-49.60%	45,903	2008
	10.103560	11.672599	15.53%	53,039	2007

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	11.271373	12.916674	14.60%	148,785	2010
	8.862011	11.271373	27.19%	178,003	2009
	13.936612	8.862011	-36.41%	196,312	2008
	14.406434	13.936612	-3.26%	257,596	2007
	12.533288	14.406434	14.95%	275,958	2006
	12.153669	12.533288	3.12%	324,377	2005
	10.449205	12.153669	16.31%	305,277	2004
	8.067168	10.449205	29.53%	245,843	2003
	10.000000	8.067168	-19.33%	131,010	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.889585	12.798332	7.64%	20,301	2010
	10.000000	11.889585	18.90%	10,042	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	10.216316	11.348968	11.09%	41,405	2010
	7.415265	10.216316	37.77%	39,524	2009
	11.879496	7.415265	-37.58%	44,524	2008
	10.803041	11.879496	9.96%	62,681	2007
	10.163946	10.803041	6.29%	68,194	2006
	9.845041	10.163946	3.24%	76,776	2005
	9.120027	9.845041	7.95%	85,737	2004
	7.509879	9.120027	21.44%	82,145	2003
	10.000000	7.509879	-24.90%	30,610	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.328525	9.378876	27.98%	77,908	2010
	5.238093	7.328525	39.91%	85,869	2009
	10.925111	5.238093	-52.05%	95,583	2008
	10.072625	10.925111	8.46%	111,473	2007
	9.940634	10.072625	1.33%	117,990	2006
	9.756927	9.940634	1.88%	125,959	2005
	8.612155	9.756927	13.29%	135,232	2004
	6.364703	8.612155	35.31%	130,466	2003
	10.000000	6.364703	-36.35%	34,169	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.466816	15.440003	34.65%	42,392	2010
	7.105735	11.466816	61.37%	46,047	2009
	11.861661	7.105735	-40.09%	39,102	2008
	11.712413	11.861661	1.27%	46,480	2007
	10.470560	11.712413	11.86%	54,998	2006
	10.064359	10.470560	4.04%	57,792	2005
	9.566855	10.064359	5.20%	71,616	2004
	7.238617	9.566855	32.16%	91,700	2003
	10.000000	7.238617	-27.61%	23,889	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	13.068547	14.396343	10.16%	63,946	2010
	10.774808	13.068547	21.29%	69,990	2009
	16.174050	10.774808	-33.38%	73,672	2008
	15.177499	16.174050	6.57%	92,168	2007
	12.715305	15.177499	19.36%	110,967	2006
	12.057193	12.715305	5.46%	85,653	2005
	10.601177	12.057193	13.73%	77,948	2004
	8.582392	10.601177	23.52%	79,939	2003
	10.000000	8.582392	-14.18%	28,869	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.774935	7.75%	2,588	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.781707	12.901250	9.50%	331,421	2010
	9.468651	11.781707	24.43%	387,573	2009
	13.478440	9.468651	-31.03%	496,504	2008
	12.731169	13.478440	5.87%	582,338	2007
	11.640052	12.731169	9.37%	638,997	2006
	11.299833	11.640052	3.01%	674,401	2005
	10.768742	11.299833	4.93%	716,198	2004
	9.269485	10.768742	16.17%	488,917	2003
	10.000000	9.269485	-7.31%	66,570	2002*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	11.222299	13.656248	21.69%	6,877	2010
	8.620739	11.222299	30.18%	4,793	2009
	14.372410	8.620739	-40.02%	3,498	2008
	13.484384	14.372410	6.59%	3,703	2007
	11.972775	13.484384	12.63%	8,088	2006
	11.311637	11.972775	5.84%	7,841	2005
	10.000000	11.311637	13.12%	289	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.471844	13.978078	12.08%	0	2010
	10.000000	12.471844	24.72%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.377085	10.404216	10.95%	160,451	2010
	7.670922	9.377085	22.24%	191,428	2009
	11.028289	7.670922	-30.44%	144,412	2008
	10.490389	11.028289	5.13%	112,627	2007
	10.000000	10.490389	4.90%	41,126	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.592676	11.120547	4.98%	102,999	2010
	9.535719	10.592676	11.08%	101,196	2009
	10.681685	9.535719	-10.73%	54,485	2008
	10.472392	10.681685	2.00%	45,697	2007
	10.000000	10.472392	4.72%	25,257	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.403352	11.469029	10.24%	68,363	2010
	7.417275	10.403352	40.26%	88,399	2009
	12.203617	7.417275	-39.22%	101,894	2008
	10.773700	12.203617	13.27%	96,410	2007
	10.000000	10.773700	7.74%	58,243	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.669986	10.150050	17.07%	129,399	2010
	6.307117	8.669986	37.46%	100,886	2009
	11.414370	6.307117	-44.74%	93,807	2008
	10.299018	11.414370	10.83%	93,099	2007
	10.000000	10.299018	2.99%	72,670	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.805765	8.580214	9.92%	34,884	2010
	6.030005	7.805765	29.45%	41,371	2009
	9.829384	6.030005	-38.65%	13,919	2008
	10.000000	9.829384	-1.71%	10,096	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	12.082539	13.542785	12.09%	2,786	2010
	8.350489	12.082539	44.69%	2,525	2009
	11.725142	8.350489	-28.78%	0	2008
	11.474698	11.725142	2.18%	0	2007
	10.474309	11.474698	9.55%	0	2006
	10.000000	10.474309	4.74%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.759548	8.868399	14.29%	2,385	2010
	5.121475	7.759548	51.51%	3,206	2009
	10.000000	5.121475	-48.79%	1,867	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.998316	9.790510	22.41%	0	2010
	6.139089	7.998316	30.29%	0	2009
	10.000000	6.139089	-38.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.979771	9.766311	22.39%	43	2010
	6.137189	7.979771	30.02%	634	2009
	10.000000	6.137189	-38.63%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.154464	9.285006	13.86%	221	2010
	6.372240	8.154464	27.97%	0	2009
	10.000000	6.372240	-36.28%	9	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.421327	10.302913	9.36%	34,497	2010
	7.938247	9.421327	18.68%	27,954	2009
	10.000000	7.938247	-20.62%	2,767	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.872557	9.877084	11.32%	6,497	2010
	7.214380	8.872557	22.98%	12,457	2009
	10.000000	7.214380	-27.86%	12,418	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.177342	10.766211	5.79%	5,758	2010
	9.091244	10.177342	11.95%	6,513	2009
	10.000000	9.091244	-9.09%	6,987	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.147371	10.090736	10.31%	117,310	2010
	7.573033	9.147371	20.79%	80,873	2009
	10.000000	7.573033	-24.27%	1,167	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.588829	9.639659	12.23%	4,712	2010
	6.850462	8.588829	25.38%	5,511	2009
	10.000000	6.850462	-31.50%	9	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.696966	10.472530	8.00%	50,564	2010
	8.319130	9.696966	16.56%	4,305	2009
	10.000000	8.319130	-16.81%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.648045	11.291133	6.04%	0	2010
	9.882105	10.648045	7.75%	258	2009
	10.000000	9.882105	-1.18%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.605582	11.216857	5.76%	26,237	2010
	9.860209	10.605582	7.56%	40,802	2009
	10.000000	9.860209	-1.40%	1,054	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.378498	12.184889	7.09%	8,868	2010
	9.866034	11.378498	15.33%	12,267	2009
	10.000000	9.866034	-1.34%	324	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.930752	30.919669	14.81%	15,615	2010
	16.671334	26.930752	61.54%	18,614	2009
	40.007826	16.671334	-58.33%	13,512	2008
	27.820890	40.007826	43.80%	18,795	2007
	20.604451	27.820890	35.02%	23,620	2006
	15.719356	20.604451	31.08%	28,141	2005
	13.177112	15.719356	19.29%	31,835	2004
	8.079066	13.177112	63.10%	31,827	2003
	10.000000	8.079066	-19.21%	15,965	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	20.314339	23.318401	14.79%	92,439	2010
	12.575486	20.314339	61.54%	77,452	2009
	30.131072	12.575486	-58.26%	71,135	2008
	20.915480	30.131072	44.06%	90,156	2007
	15.462873	20.915480	35.26%	79,804	2006
	11.782780	15.462873	31.23%	60,057	2005
	10.000000	11.782780	17.83%	4,916	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.552752	14.065910	3.79%	304,341	2010
	13.324525	13.552752	1.71%	370,256	2009
	12.488306	13.324525	6.70%	392,480	2008
	11.766442	12.488306	6.13%	381,826	2007
	11.494910	11.766442	2.36%	427,648	2006
	11.238101	11.494910	2.29%	518,897	2005
	10.987454	11.238101	2.28%	592,717	2004
	10.875303	10.987454	1.03%	690,746	2003
	10.000000	10.875303	8.75%	596,871	2002*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	7.017451	7.854623	11.93%	6,037	2010
	5.472923	7.017451	28.22%	6,456	2009
	10.000000	5.472923	-45.27%	6,338	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.566297	14.267815	13.54%	146,780	2010
	9.973460	12.566297	26.00%	150,846	2009
	15.943260	9.973460	-37.44%	149,723	2008
	15.191829	15.943260	4.95%	154,507	2007
	13.123442	15.191829	15.76%	171,067	2006
	12.275351	13.123442	6.91%	170,428	2005
	10.868617	12.275351	12.94%	215,489	2004
	8.321058	10.868617	30.62%	179,568	2003
	10.000000	8.321058	-16.79%	15,641	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.566339	12.580870	8.77%	1,998	2010
	10.000000	11.566339	15.66%	8,339	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.127012	13.456927	10.97%	0	2010
	10.000000	12.127012	21.27%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.460846	13.069774	4.89%	190,879	2010
	11.532678	12.460846	8.05%	231,667	2009
	12.389492	11.532678	-6.92%	251,385	2008
	11.870213	12.389492	4.37%	351,850	2007
	11.287964	11.870213	5.16%	404,188	2006
	11.031157	11.287964	2.33%	435,872	2005
	10.641866	11.031157	3.66%	471,256	2004
	9.956698	10.641866	6.88%	550,631	2003
	10.000000	9.956698	-0.43%	137,387	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.681895	13.932367	9.86%	1,012,887	2010
	10.747040	12.681895	18.00%	1,071,076	2009
	14.127045	10.747040	-23.93%	1,311,567	2008
	13.499293	14.127045	4.65%	1,518,650	2007
	12.238931	13.499293	10.30%	1,578,823	2006
	11.729170	12.238931	4.35%	1,638,911	2005
	10.810756	11.729170	8.50%	1,682,836	2004
	9.091432	10.810756	18.91%	1,409,070	2003
	10.000000	9.091432	-9.09%	358,573	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.774219	14.276814	11.76%	587,180	2010
	10.367778	12.774219	23.21%	561,876	2009
	15.256486	10.367778	-32.04%	694,426	2008
	14.511127	15.256486	5.14%	846,841	2007
	12.790155	14.511127	13.46%	952,077	2006
	12.059615	12.790155	6.06%	973,565	2005
	10.861771	12.059615	11.03%	926,404	2004
	8.658836	10.861771	25.44%	708,807	2003
	10.000000	8.658836	-13.41%	268,546	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.731832	13.684915	7.49%	257,278	2010
	11.220142	12.731832	13.47%	304,803	2009
	13.333711	11.220142	-15.85%	347,086	2008
	12.717148	13.333711	4.85%	488,379	2007
	11.841418	12.717148	7.40%	568,477	2006
	11.441430	11.841418	3.50%	585,712	2005
	10.779465	11.441430	6.14%	632,524	2004
	9.571633	10.779465	12.62%	575,374	2003
	10.000000	9.571633	-4.28%	151,806	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.944249	17.430797	25.00%	12,986	2010
	10.294265	13.944249	35.46%	15,837	2009
	16.357647	10.294265	-37.07%	18,732	2008
	15.354645	16.357647	6.53%	19,794	2007
	14.106476	15.354645	8.85%	21,029	2006
	12.704322	14.106476	11.04%	17,143	2005
	11.082638	12.704322	14.63%	14,925	2004
	8.309490	11.082638	33.37%	7,236	2003
	10.000000	8.309490	-16.91%	394	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	13.097978	16.329309	24.67%	80,647	2010
	9.687548	13.097978	35.20%	76,314	2009
	15.430272	9.687548	-37.22%	95,246	2008
	14.509470	15.430272	6.35%	106,035	2007
	13.347834	14.509470	8.70%	128,881	2006
	12.042686	13.347834	10.84%	146,433	2005
	10.526149	12.042686	14.41%	140,308	2004
	7.913023	10.526149	33.02%	102,847	2003
	10.000000	7.913023	-20.87%	36,004	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.918718	10.815010	-0.95%	891,385	2010
	11.018815	10.918718	-0.91%	900,425	2009
	10.900631	11.018815	1.08%	1,234,528	2008
	10.502407	10.900631	3.79%	791,161	2007
	10.143340	10.502407	3.54%	787,034	2006
	9.974241	10.143340	1.70%	653,561	2005
	9.988856	9.974241	-0.15%	510,271	2004
	10.021958	9.988856	-0.33%	511,003	2003
	10.000000	10.021958	0.22%	305,958	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.204016	9.247941	12.72%	1,472	2010
	6.085420	8.204016	34.81%	1,048	2009
	10.000000	6.085420	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.858376	11.412673	5.10%	3,625	2010
	8.443208	10.858376	28.60%	2,046	2009
	15.883778	8.443208	-46.84%	3,430	2008
	15.580214	15.883778	1.95%	3,517	2007
	12.814398	15.580214	21.58%	3,589	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.698343	11.216710	4.85%	42,978	2010
	8.341015	10.698343	28.26%	53,326	2009
	15.726260	8.341015	-46.96%	66,653	2008
	15.460731	15.726260	1.72%	93,841	2007
	12.751487	15.460731	21.25%	73,491	2006
	11.514633	12.751487	10.74%	65,251	2005
	10.000000	11.514633	15.15%	45,012	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.097584	9.252540	14.26%	526	2010
	6.320139	8.097584	28.12%	1,992	2009
	10.000000	6.320139	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.961084	8.890554	11.68%	144,277	2010
	6.308238	7.961084	26.20%	154,910	2009
	10.000000	6.308238	-36.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.819220	9.794929	25.27%	11,760	2010
	6.230272	7.819220	25.50%	4,469	2009
	10.000000	6.230272	-37.70%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.677644	10.282687	18.50%	6,256	2010
	6.714877	8.677644	29.23%	6,728	2009
	10.000000	6.714877	-32.85%	1,408	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.411296	10.422995	23.92%	51,120	2010
	6.676786	8.411296	25.98%	51,830	2009
	12.608381	6.676786	-47.04%	51,338	2008
	11.625508	12.608381	8.45%	59,527	2007
	11.396465	11.625508	2.01%	63,778	2006
	10.679382	11.396465	6.71%	89,422	2005
	9.527216	10.679382	12.09%	101,912	2004
	7.174725	9.527216	32.79%	93,612	2003
	10.000000	7.174725	-28.25%	42,457	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.741890	15.978661	25.40%	1,591	2010
	10.192192	12.741890	25.02%	2,080	2009
	15.166399	10.192192	-32.80%	1,371	2008
	16.446516	15.166399	-7.78%	5,126	2007
	14.155783	16.446516	16.18%	6,874	2006
	13.865110	14.155783	2.10%	3,964	2005
	11.933712	13.865110	16.18%	3,280	2004
	7.681010	11.933712	55.37%	392	2003
	10.000000	7.681010	-23.19%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.618530	14.554941	25.27%	42,777	2010
	9.319823	11.618530	24.66%	68,404	2009
	13.898601	9.319823	-32.94%	84,957	2008
	15.126092	13.898601	-8.12%	105,079	2007
	13.041148	15.126092	15.99%	113,183	2006
	12.809612	13.041148	1.81%	124,425	2005
	11.053722	12.809612	15.89%	139,425	2004
	7.133182	11.053722	54.96%	132,780	2003
	10.000000	7.133182	-28.67%	26,801	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.833774	17.171834	24.13%	10,285	2010
	10.368409	13.833774	33.42%	12,230	2009
	16.935470	10.368409	-38.78%	14,101	2008
	16.741828	16.935470	1.16%	15,305	2007
	15.085855	16.741828	10.98%	13,753	2006
	13.559942	15.085855	11.25%	11,979	2005
	11.502011	13.559942	17.89%	17,656	2004
	8.234836	11.502011	39.68%	14,834	2003
	10.000000	8.234836	-17.65%	5	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.953616	17.273568	23.79%	42,443	2010
	10.479414	13.953616	33.15%	43,791	2009
	17.162738	10.479414	-38.94%	57,187	2008
	17.006039	17.162738	0.92%	80,074	2007
	15.363206	17.006039	10.69%	90,552	2006
	13.84759	15.363206	10.94%	127,921	2005
	11.769600	13.847590	17.66%	128,013	2004
	8.450477	11.769600	39.28%	108,316	2003
	10.000000	8.450477	-15.50%	43,708	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.219829	9.218391	12.15%	5,414	2010
	6.609502	8.219829	24.36%	5,118	2009
	11.428524	6.609502	-42.17%	2,221	2008
	10.694568	11.428524	6.86%	1,302	2007
	10.000000	10.694568	6.95%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.236225	9.304917	28.59%	86,880	2010
	5.597553	7.236225	29.27%	73,019	2009
	10.000000	5.597553	-44.02%	763	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.482149	10.633816	1.45%	25,499	2010
	9.880242	10.482149	6.09%	28,415	2009
	10.000000	9.880242	-1.20%	20,971	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.331843	14.689276	10.18%	0	2010
	10.000000	13.331843	33.32%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.977046	13.984922	7.77%	74,238	2010
	10.000000	12.977046	29.77%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.955192	13.925062	7.49%	1,389,790	2010
	10.000000	12.955192	29.55%	2,461	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.951641	13.642767	5.34%	144	2010
	10.000000	12.951641	29.52%	82	2009*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	13.205252	15.169316	14.87%	11,698	2010
	9.543438	13.205252	38.37%	12,184	2009
	16.110628	9.543438	-40.76%	13,892	2008
	15.296548	16.110628	5.32%	11,997	2007
	13.121814	15.296548	16.57%	13,843	2006
	11.586130	13.121814	13.25%	5,673	2005
	10.000000	11.586130	15.86%	2,297	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	13.022459	14.919788	14.57%	107,437	2010
	9.432716	13.022459	38.06%	131,799	2009
	15.964464	9.432716	-40.91%	131,832	2008
	15.197654	15.964464	5.05%	157,475	2007
	13.069100	15.197654	16.29%	153,119	2006
	11.568978	13.069100	12.97%	138,800	2005
	10.000000	11.568978	15.69%	87,545	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	15.100440	17.344963	14.86%	2,719	2010
	10.907250	15.100440	38.44%	20,257	2009
	18.411161	10.907250	-40.76%	21,166	2008
	17.483880	18.411161	5.30%	23,159	2007
	14.997718	17.483880	16.58%	24,728	2006
	13.245945	14.997718	13.22%	24,752	2005
	11.222376	13.245945	18.03%	24,828	2004
	7.921861	11.222376	41.66%	22,637	2003
	10.000000	7.921861	-20.78%	2,198	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.831568	16.997638	14.60%	44,788	2010
	10.745123	14.831568	38.03%	62,445	2009
	18.180788	10.745123	-40.90%	67,205	2008
	17.303838	18.180788	5.07%	80,551	2007
	14.884807	17.303838	16.25%	95,002	2006
	13.174791	14.884807	12.98%	115,827	2005
	11.188859	13.174791	17.75%	134,980	2004
	7.907060	11.188859	41.50%	150,411	2003
	10.000000	7.907060	-20.93%	89,492	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	15.245039	17.330909	13.68%	246,095	2010
	12.998483	15.245039	17.28%	288,553	2009
	15.346048	12.998483	-15.30%	277,915	2008
	14.143082	15.346048	8.51%	300,101	2007
	13.315193	14.143082	6.22%	288,301	2006
	13.117366	13.315193	1.51%	310,872	2005
	12.213123	13.117366	7.40%	271,634	2004
	10.524358	12.213123	16.05%	242,952	2003
	10.000000	10.524358	5.24%	88,567	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.519824	2.862400	13.60%	22,226	2010
	2.007059	2.519824	25.55%	24,314	2009
	9.599559	2.007059	-79.09%	27,259	2008
	10.000000	9.599559	-4.00%	11,630	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.639516	4.138964	13.72%	11,148	2010
	2.932101	3.639516	24.13%	12,483	2009
	13.879847	2.932101	-78.88%	15,807	2008
	14.027947	13.879847	-1.06%	22,071	2007
	12.942531	14.027947	8.39%	32,875	2006
	12.770858	12.942531	1.34%	33,198	2005
	11.832385	12.770858	7.93%	31,051	2004
	9.636981	11.832385	22.78%	18,538	2003
	10.000000	9.636981	-3.63%	1,203	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.483290	12.027045	14.73%	167,724	2010
	8.268993	10.483290	26.78%	182,464	2009
	13.602458	8.268993	-39.21%	204,765	2008
	13.186200	13.602458	3.16%	236,619	2007
	11.600312	13.186200	13.67%	262,718	2006
	11.075463	11.600312	4.74%	287,820	2005
	10.244767	11.075463	8.11%	309,928	2004
	8.180309	10.244767	25.24%	254,296	2003
	10.000000	8.180309	-18.20%	108,393	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	14.365542	17.559654	22.23%	9,632	2010
	10.571273	14.365542	35.89%	13,070	2009
	17.166935	10.571273	-38.42%	16,136	2008
	17.544733	17.166935	-2.15%	17,210	2007
	15.402516	17.544733	13.91%	25,661	2006
	14.146394	15.402516	8.88%	23,708	2005
	11.959504	14.146394	18.29%	23,490	2004
	8.363751	11.959504	42.99%	17,280	2003
	10.000000	8.363751	-16.36%	2,953	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.140079	9.921756	21.89%	4,718	2010
	6.003779	8.140079	35.58%	11,068	2009
	9.777095	6.003779	-38.59%	9,538	2008
	10.010722	9.777095	-2.33%	10,608	2007
	10.000000	10.010722	0.11%	10,625	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.896626	11.804664	8.33%	4,513	2010
	10.000000	10.896626	8.97%	1,023	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.976283	11.435807	4.19%	24,834	2010
	10.000000	10.976283	9.76%	43,250	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.814662	13.385041	13.29%	4,610	2010
	9.188654	11.814662	28.58%	4,372	2009
	15.132828	9.188654	-39.28%	6,042	2008
	16.260721	15.132828	-6.94%	7,175	2007
	14.162819	16.260721	14.81%	10,818	2006
	13.587876	14.162819	4.23%	10,261	2005
	12.346322	13.587876	10.06%	8,491	2004
	10.000000	12.346322	23.46%	4,482	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	12.324108	13.430954	8.98%	3,693	2010
	9.983085	12.324108	23.45%	3,739	2009
	17.982504	9.983085	-44.48%	3,838	2008
	16.754107	17.982504	7.33%	2,055	2007
	13.243369	16.754107	26.51%	2,852	2006
	11.916494	13.243369	11.13%	4,358	2005
	10.353931	11.916494	15.09%	5,963	2004
	8.133021	10.353931	27.31%	5,158	2003
	10.000000	8.133021	-18.67%	745	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.984274	14.954891	24.79%	3,484	2010
	9.198656	11.984274	30.28%	4,887	2009
	15.315331	9.198656	-39.94%	5,411	2008
	17.716461	15.315331	-13.55%	4,888	2007
	15.248670	17.716461	16.18%	6,214	2006
	14.383134	15.248670	6.02%	7,151	2005
	11.505052	14.383134	25.02%	7,308	2004
	7.761822	11.505052	48.23%	6,414	2003
	10.000000	7.761822	-22.38%	3,348	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.245799	14.652245	19.65%	11,367	2010
	7.543334	12.245799	62.34%	12,002	2009
	12.094666	7.543334	-37.63%	11,364	2008
	11.572461	12.094666	4.51%	13,738	2007
	11.080846	11.572461	4.44%	14,708	2006
	10.584298	11.080846	4.69%	16,170	2005
	10.173795	10.584298	4.03%	18,561	2004
	8.223033	10.173795	23.72%	14,834	2003
	10.000000	8.223033	-17.77%	4,505	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.066201	11.712833	5.84%	14,823	2010
	10.214199	11.066201	8.34%	30,418	2009
	11.516253	10.214199	-11.31%	64,404	2008
	11.050657	11.516253	4.21%	64,187	2007
	10.772749	11.050657	2.58%	50,678	2006
	10.464138	10.772749	2.95%	61,689	2005
	10.151047	10.464138	3.08%	45,667	2004
	10.000000	10.151047	1.51%	6,129	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.841328	18.41%	7,213	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.117881	16.471980	25.57%	723	2010
	10.000000	13.117881	31.18%	0	2009*

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	10.114523	11.295032	11.67%	6,016	2010
	8.489217	10.114523	19.15%	6,804	2009
	14.459102	8.489217	-41.29%	7,833	2008
	13.928970	14.459102	3.81%	14,023	2007
	12.026670	13.928970	15.82%	17,637	2006
	11.614036	12.026670	3.55%	24,197	2005
	10.547695	11.614036	10.11%	37,726	2004
	8.060093	10.547695	30.86%	30,171	2003
	10.000000	8.060093	-19.40%	10,845	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.484950	17.021868	3.26%	805	2010
	12.393330	16.484950	33.01%	6,041	2009
	26.796769	12.393330	-53.75%	6,172	2008
	25.637736	26.796769	4.52%	10,525	2007
	19.165335	25.637736	33.77%	14,268	2006
	16.613743	19.165335	15.36%	23,638	2005
	13.437025	16.613743	23.64%	26,087	2004
	9.428748	13.437025	42.51%	21,890	2003
	10.000000	9.428748	-5.71%	9,251	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.912286	10.777986	8.73%	2,043	2010
	7.302708	9.912286	35.73%	1,998	2009
	12.257665	7.302708	-40.42%	2,029	2008
	10.898428	12.257665	12.47%	9,703	2007
	11.079230	10.898428	-1.63%	5,957	2006
	9.744454	11.079230	13.70%	6,961	2005
	9.084755	9.744454	7.26%	6,820	2004
	7.438360	9.084755	22.13%	7,154	2003
	10.000000	7.438360	-25.62%	5,695	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.072534	20.142777	25.32%	14,826	2010
	11.380298	16.072534	41.23%	19,314	2009
	17.890945	11.380298	-36.39%	26,221	2008
	17.800734	17.890945	0.51%	28,588	2007
	15.744122	17.800734	13.06%	34,989	2006
	14.913754	15.744122	5.57%	71,142	2005
	12.651246	14.913754	17.88%	70,891	2004
	9.070025	12.651246	39.48%	71,858	2003
	10.000000	9.070025	-9.30%	74,940	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.096493	13.144517	8.66%	12,436	2010
	10.000000	12.096493	20.96%	5,170	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.526570	16.849996	24.57%	0	2010
	10.928234	13.526570	23.78%	0	2009
	15.978244	10.928234	-31.61%	0	2008
	16.246906	15.978244	-1.65%	0	2007
	14.343514	16.246906	13.27%	0	2006
	13.510737	14.343514	6.16%	0	2005
	11.196780	13.510737	20.67%	0	2004
	8.208582	11.196780	36.40%	0	2003
	10.000000	8.208582	-17.91%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.624402	12.076572	13.67%	0	2010
	8.023382	10.624402	32.42%	0	2009
	12.359134	8.023382	-35.08%	0	2008
	11.582866	12.359134	6.70%	0	2007
	10.713800	11.582866	8.11%	0	2006
	10.444101	10.713800	2.58%	0	2005
	9.932709	10.444101	5.15%	0	2004
	7.962445	9.932709	24.74%	0	2003
	10.000000	7.962445	-20.38%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.340888	12.893517	13.69%	0	2010
	9.067562	11.340888	25.07%	0	2009
	14.571301	9.067562	-37.77%	0	2008
	13.984366	14.571301	4.20%	0	2007
	12.229849	13.984366	14.35%	0	2006
	11.799454	12.229849	3.65%	0	2005
	10.772386	11.799454	9.53%	0	2004
	8.476784	10.772386	27.08%	0	2003
	10.000000	8.476784	-15.23%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.604071	14.292008	13.39%	1,683	2010
	10.100675	12.604071	24.78%	2,833	2009
	16.277754	10.100675	-37.95%	3,085	2008
	15.661346	16.277754	3.94%	3,738	2007
	13.731142	15.661346	14.06%	13,953	2006
	13.280640	13.731142	3.39%	24,668	2005
	12.156324	13.280640	9.25%	27,465	2004
	10.000000	12.156324	21.56%	5,512	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.383188	11.616534	11.88%	5,658	2010
	9.259688	10.383188	12.13%	986	2009
	13.298639	9.259688	-30.37%	1,528	2008
	12.252389	13.298639	8.54%	2,217	2007
	10.688902	12.252389	14.63%	7,367	2006
	10.616590	10.688902	0.68%	13,596	2005
	10.011998	10.616590	6.04%	15,468	2004
	8.163785	10.011998	22.64%	12,273	2003
	10.000000	8.163785	-18.36%	5,018	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	16.372039	18.539600	13.24%	17,405	2010
	10.845850	16.372039	50.95%	22,812	2009
	14.823721	10.845850	-26.83%	15,958	2008
	14.512010	14.823721	2.15%	11,411	2007
	13.257255	14.512010	9.46%	22,139	2006
	13.093386	13.257255	1.25%	36,719	2005
	12.005804	13.093386	9.06%	48,060	2004
	9.957085	12.005804	20.58%	35,250	2003
	10.000000	9.957085	-0.43%	34,000	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.303989	14.291075	7.42%	0	2010
	11.158186	13.303989	19.23%	0	2009
	12.156884	11.158186	-8.22%	0	2008
	11.652987	12.156884	4.32%	0	2007
	11.300917	11.652987	3.12%	0	2006
	11.268552	11.300917	0.29%	0	2005
	10.984730	11.268552	2.58%	0	2004
	10.603087	10.984730	3.60%	0	2003
	10.000000	10.603087	6.03%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	13.203079	14.153612	7.20%	51,120	2010
	11.099298	13.203079	18.95%	50,819	2009
	12.127383	11.099298	-8.48%	47,899	2008
	11.651638	12.127383	4.08%	51,607	2007
	11.325108	11.651638	2.88%	67,613	2006
	11.327386	11.325108	-0.02%	67,431	2005
	11.074161	11.327386	2.29%	53,532	2004
	10.710510	11.074161	3.40%	50,989	2003
	10.000000	10.710510	7.11%	18,022	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	11.610197	13.353474	15.02%	61,706	2010
	8.831651	11.610197	31.46%	65,522	2009
	13.912450	8.831651	-36.52%	75,963	2008
	11.822336	13.912450	17.68%	87,547	2007
	11.175978	11.822336	5.78%	101,584	2006
	10.876212	11.175978	2.76%	131,130	2005
	10.378588	10.876212	4.79%	160,378	2004
	8.512820	10.378588	21.92%	200,394	2003
	10.180995	8.512820	-16.39%	228,046	2002
	11.119287	10.180995	-8.44%	105,526	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.945644	10.275341	14.86%	18,818	2010
	6.824261	8.945644	31.09%	19,106	2009
	10.760962	6.824261	-36.58%	20,256	2008
	9.165309	10.760962	17.41%	33,665	2007
	8.674333	9.165309	5.66%	4,675	2006
	8.460096	8.674333	2.53%	5,734	2005
	8.090036	8.460096	4.57%	10,428	2004
	6.642229	8.090036	21.80%	14,105	2003
	7.970856	6.642229	-16.67%	17,760	2002
	8.714140	7.970856	-8.53%	20,311	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	13.533738	15.293162	13.00%	43,908	2010
	10.602131	13.533738	27.65%	53,626	2009
	15.045472	10.602131	-29.53%	64,017	2008
	13.174852	15.045472	14.20%	85,314	2007
	12.409695	13.174852	6.17%	99,768	2006
	12.060950	12.409695	2.89%	137,372	2005
	11.563114	12.060950	4.31%	177,961	2004
	9.906052	11.563114	16.73%	231,737	2003
	10.977983	9.906052	-9.76%	274,752	2002
	11.581059	10.977983	-5.21%	376,663	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.927955	12.329366	12.82%	34,029	2010
	8.572729	10.927955	27.47%	40,220	2009
	12.180265	8.572729	-29.62%	37,944	2008
	10.682891	12.180265	14.02%	43,664	2007
	10.071792	10.682891	6.07%	47,748	2006
	9.802626	10.071792	2.75%	52,008	2005
	9.414206	9.802626	4.13%	59,442	2004
	8.081763	9.414206	16.49%	67,192	2003
	8.973634	8.081763	-9.94%	69,038	2002
	9.480353	8.973634	-5.34%	85,153	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	13.196548	15.414793	16.81%	116,483	2010
	9.634359	13.196548	36.97%	144,618	2009
	14.750153	9.634359	-34.68%	152,542	2008
	13.682391	14.750153	7.80%	198,646	2007
	12.379332	13.682391	10.53%	308,881	2006
	11.839862	12.379332	4.56%	461,777	2005
	11.344339	11.839862	4.37%	582,146	2004
	9.749977	11.344339	16.35%	691,650	2003
	10.793354	9.749977	-9.67%	761,348	2002
	11.094249	10.793354	-2.71%	906,349	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.279927	13.150059	16.58%	43,331	2010
	8.237160	11.279927	36.94%	59,219	2009
	12.635094	8.237160	-34.81%	58,204	2008
	11.739753	12.635094	7.63%	103,367	2007
	10.635105	11.739753	10.39%	80,371	2006
	10.179653	10.635105	4.47%	85,189	2005
	9.779191	10.179653	4.10%	99,972	2004
	8.413093	9.779191	16.24%	111,613	2003
	9.331703	8.413093	-9.84%	119,593	2002
	9.606225	9.331703	-2.86%	136,903	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.891810	9.224306	16.88%	610	2010
	5.865059	7.891810	34.56%	716	2009
	10.073376	5.865059	-41.78%	760	2008
	9.516600	10.073376	5.85%	4,582	2007
	8.432441	9.516600	12.86%	18,795	2006
	7.040292	8.432441	19.77%	17,305	2005
	7.021881	7.040292	0.26%	8,595	2004
	5.666162	7.021881	23.93%	18,203	2003
	6.169162	5.666162	-8.15%	22,779	2002
	8.728825	6.169162	-29.32%	27,051	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.772932	9.079295	16.81%	12,767	2010
	5.782118	7.772932	34.43%	16,384	2009
	9.957974	5.782118	-41.93%	22,583	2008
	9.424838	9.957974	5.66%	38,404	2007
	8.364265	9.424838	12.68%	8,337	2006
	7.000963	8.364265	19.47%	9,412	2005
	6.982161	7.000963	0.27%	20,670	2004
	5.646118	6.982161	23.66%	26,142	2003
	6.169168	5.646118	-8.48%	29,704	2002
	8.728826	6.169168	-29.32%	27,672	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.147946	13.841102	13.94%	183,463	2010
	9.436690	12.147946	28.73%	210,759	2009
	16.636879	9.436690	-43.28%	245,654	2008
	16.570936	16.636879	0.40%	341,740	2007
	13.938941	16.570936	18.88%	555,158	2006
	13.312813	13.938941	4.70%	842,054	2005
	12.073054	13.312813	10.27%	1,100,680	2004
	9.364854	12.073054	28.92%	1,197,678	2003
	11.396714	9.364854	-17.83%	1,283,161	2002
	12.129776	11.396714	-6.04%	1,596,242	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.740099	12.218865	13.77%	91,192	2010
	8.352525	10.740099	28.59%	110,208	2009
	14.753209	8.352525	-43.39%	119,450	2008
	14.715776	14.753209	0.25%	141,624	2007
	12.394009	14.715776	18.73%	107,676	2006
	11.858305	12.394009	4.52%	121,120	2005
	10.768414	11.858305	10.12%	146,071	2004
	8.365173	10.768414	28.73%	150,418	2003
	10.199081	8.365173	-17.98%	152,935	2002
	10.870802	10.199081	-6.18%	191,479	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.650722	13.225489	13.52%	204,796	2010
	9.254740	11.650722	25.89%	249,796	2009
	16.055564	9.254740	-42.36%	285,570	2008
	14.480802	16.055564	10.87%	388,087	2007
	12.942716	14.480802	11.88%	589,577	2006
	12.157895	12.942716	6.46%	956,329	2005
	11.612585	12.157895	4.70%	1,252,313	2004
	9.490208	11.612585	22.36%	1,444,122	2003
	11.506965	9.490208	-17.53%	1,573,873	2002
	12.752459	11.506965	-9.77%	2,006,623	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.849505	10.035555	13.40%	62,271	2010
	7.037639	8.849505	25.75%	79,509	2009
	12.235108	7.037639	-42.48%	90,498	2008
	11.049165	12.235108	10.73%	148,600	2007
	9.889149	11.049165	11.73%	103,756	2006
	9.300525	9.889149	6.33%	132,480	2005
	8.902728	9.300525	4.47%	147,107	2004
	7.284740	8.902728	22.21%	158,030	2003
	8.848996	7.284740	-17.68%	230,742	2002
	9.823730	8.848996	-9.92%	262,477	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	11.043394	13.563151	22.82%	404,209	2010
	8.704730	11.043394	26.87%	455,928	2009
	16.663772	8.704730	-47.76%	511,800	2008
	13.267853	16.663772	25.60%	622,803	2007
	12.556233	13.267853	5.67%	859,096	2006
	12.001831	12.556233	4.62%	1,222,768	2005
	11.739919	12.001831	2.23%	1,572,451	2004
	8.930753	11.739919	31.45%	1,806,603	2003
	12.924025	8.930753	-30.90%	1,986,771	2002
	15.868312	12.924025	-18.55%	2,635,936	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.817355	7.133469	22.62%	183,576	2010
	4.591973	5.817355	26.69%	215,044	2009
	8.802968	4.591973	-47.84%	244,290	2008
	7.020668	8.802968	25.39%	406,434	2007
	6.654060	7.020668	5.51%	262,371	2006
	6.370553	6.654060	4.45%	330,483	2005
	6.240057	6.370553	2.09%	395,044	2004
	4.755534	6.240057	31.22%	455,928	2003
	6.891480	4.755534	-30.99%	566,522	2002
	8.475873	6.891480	-18.69%	655,639	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.825091	10.893931	23.44%	3,225	2010
	6.379677	8.825091	38.33%	3,333	2009
	12.604672	6.379677	-49.39%	1,063	2008
	10.835177	12.604672	16.33%	1,393	2007
	10.094088	10.835177	7.34%	1,805	2006
	9.442375	10.094088	6.90%	7,510	2005
	8.652800	9.442375	9.13%	7,995	2004
	6.698525	8.652800	29.17%	9,221	2003
	9.185260	6.698525	-27.07%	4,379	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.629969	10.652471	23.44%	3,850	2010
	6.256560	8.629969	37.93%	4,030	2009
	12.368423	6.256560	-49.42%	4,257	2008
	10.649704	12.368423	16.14%	3,988	2007
	9.933360	10.649704	7.21%	2,461	2006
	9.312554	9.933360	6.67%	2,666	2005
	8.554450	9.312554	8.86%	4,171	2004
	6.632302	8.554450	28.98%	4,296	2003
	9.129517	6.632302	-27.35%	7,605	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	11.037422	12.433684	12.65%	133,774	2010
	7.754420	11.037422	42.34%	172,721	2009
	10.452551	7.754420	-25.81%	207,660	2008
	10.285472	10.452551	1.62%	301,691	2007
	9.344570	10.285472	10.07%	452,083	2006
	9.206415	9.344570	1.50%	691,483	2005
	8.495110	9.206415	8.37%	940,215	2004
	6.758166	8.495110	25.70%	1,075,302	2003
	6.588072	6.758166	2.58%	1,034,579	2002
	7.553578	6.588072	-12.78%	1,247,611	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.593895	13.047312	12.54%	37,363	2010
	8.163039	11.593895	42.03%	45,163	2009
	11.014746	8.163039	-25.89%	55,788	2008
	10.850766	11.014746	1.51%	114,583	2007
	9.871739	10.850766	9.92%	103,570	2006
	9.745828	9.871739	1.29%	120,594	2005
	8.999768	9.745828	8.29%	137,922	2004
	7.171855	8.999768	25.49%	141,611	2003
	7.012944	7.171855	2.27%	139,414	2002
	8.043918	7.012944	-12.82%	160,761	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.342131	11.650777	12.65%	2,476	2010
	7.279971	10.342131	42.06%	2,982	2009
	9.828689	7.279971	-25.93%	4,143	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.342131	11.650777	12.65%	2,476	2010
	7.279971	10.342131	42.06%	2,982	2009
	9.828689	7.279971	-25.93%	4,143	2008
	10.000000	9.828689	-1.71%	5,502	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.822758	13.462997	13.87%	308,853	2010
	9.432527	11.822758	25.34%	347,386	2009
	15.123258	9.432527	-37.63%	419,035	2008
	14.488754	15.123258	4.38%	517,912	2007
	12.645665	14.488754	14.57%	668,707	2006
	12.185244	12.645665	3.78%	1,001,477	2005
	11.127176	12.185244	9.51%	1,265,136	2004
	8.752892	11.127176	27.13%	1,436,832	2003
	11.371387	8.752892	-23.03%	1,566,651	2002
	13.068369	11.371387	-12.99%	2,094,072	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	17.252619	18.413189	6.73%	137,327	2010
	15.059121	17.252619	14.57%	153,191	2009
	15.722123	15.059121	-4.22%	167,403	2008
	15.220135	15.722123	3.30%	250,463	2007
	14.732728	15.220135	3.31%	340,585	2006
	14.561967	14.732728	1.17%	540,980	2005
	14.081662	14.561967	3.41%	630,236	2004
	13.520276	14.081662	4.15%	780,556	2003
	12.376695	13.520276	9.24%	946,299	2002
	11.526779	12.376695	7.37%	1,005,660	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	34.630262	44.124793	27.42%	76,954	2010
	24.983048	34.630262	38.62%	81,789	2009
	41.717803	24.983048	-40.11%	89,544	2008
	36.490251	41.717803	14.33%	137,599	2007
	32.736242	36.490251	11.47%	186,490	2006
	27.973574	32.736242	17.03%	294,043	2005
	22.646085	27.973574	23.52%	345,989	2004
	16.513030	22.646085	37.14%	398,775	2003
	18.511818	16.513030	-10.80%	455,335	2002
	19.350718	18.511818	-4.34%	618,068	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.721446	25.102735	27.29%	97,303	2010
	14.254287	19.721446	38.35%	117,985	2009
	23.841132	14.254287	-40.21%	150,072	2008
	20.880535	23.841132	14.18%	218,859	2007
	18.763627	20.880535	11.28%	143,571	2006
	16.059349	18.763627	16.84%	221,038	2005
	13.012982	16.059349	23.41%	262,694	2004
	9.507545	13.012982	36.87%	272,596	2003
	10.673646	9.507545	-10.93%	197,205	2002
	11.174896	10.673646	-4.49%	247,040	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.302157	13.201136	-0.76%	59,177	2010
	13.340351	13.302157	-0.29%	99,827	2009
	13.079017	13.340351	2.00%	228,553	2008
	12.561151	13.079017	4.12%	217,674	2007
	12.096091	12.561151	3.84%	505,885	2006
	11.857075	12.096091	2.02%	394,206	2005
	11.834049	11.857075	0.19%	451,405	2004
	11.835381	11.834049	-0.01%	619,174	2003
	11.755833	11.835381	0.68%	875,911	2002
	11.402151	11.755833	3.10%	1,069,808	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	12.982854	14.523031	11.86%	125,077	2010
	10.371859	12.982854	25.17%	138,505	2009
	18.663600	10.371859	-44.43%	152,455	2008
	16.085365	18.663600	16.03%	183,947	2007
	13.775166	16.085365	16.77%	255,249	2006
	11.695143	13.775166	17.79%	338,305	2005
	10.409275	11.695143	12.35%	410,825	2004
	7.342158	10.409275	41.77%	467,613	2003
	9.310438	7.342158	-21.14%	518,259	2002
	11.946379	9.310438	-22.06%	645,413	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	9.030714	10.087440	11.70%	57,616	2010
	7.226982	9.030714	24.96%	63,854	2009
	13.026546	7.226982	-44.52%	75,388	2008
	11.241770	13.026546	15.88%	110,593	2007
	9.641468	11.241770	16.60%	97,031	2006
	8.198662	9.641468	17.60%	107,056	2005
	7.308444	8.198662	12.18%	117,825	2004
	5.161056	7.308444	41.61%	131,963	2003
	6.553918	5.161056	-21.25%	169,813	2002
	8.397683	6.553918	-21.96%	189,539	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	12.183036	13.608207	11.70%	23,086	2010
	9.751243	12.183036	24.94%	28,126	2009
	17.571998	9.751243	-44.51%	30,491	2008
	15.163521	17.571998	15.88%	49,024	2007
	13.000485	15.163521	16.64%	33,664	2006
	11.058825	13.000485	17.56%	28,299	2005
	10.000000	11.058825	10.59%	16,849	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.297152	13.758087	11.88%	6,075	2010
	9.819989	12.297152	25.23%	7,714	2009
	17.674619	9.819989	-44.44%	6,985	2008
	15.230594	17.674619	16.05%	9,861	2007
	13.042845	15.230594	16.77%	13,455	2006
	11.077771	13.042845	17.74%	22,004	2005
	10.000000	11.077771	10.78%	23,605	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	10.259695	11.958264	16.56%	6,639	2010
	7.280455	10.259695	40.92%	6,940	2009
	13.753820	7.280455	-47.07%	9,456	2008
	13.621986	13.753820	0.97%	11,953	2007
	12.010869	13.621986	13.41%	15,287	2006
	11.436215	12.010869	5.02%	26,352	2005
	10.400203	11.436215	9.96%	32,530	2004
	7.835265	10.400203	32.74%	31,868	2003
	9.396038	7.835265	-16.61%	33,831	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	10.127985	11.783041	16.34%	3,086	2010
	7.199106	10.127985	40.68%	3,212	2009
	13.618410	7.199106	-47.14%	3,343	2008
	13.505437	13.618410	0.84%	3,394	2007
	11.923507	13.505437	13.27%	854	2006
	11.379408	11.923507	4.78%	2,674	2005
	10.361981	11.379408	9.82%	4,904	2004
	7.825637	10.361981	32.41%	3,462	2003
	9.396058	7.825637	-16.71%	3,462	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.861494	16.101401	25.19%	0	2010
	8.253920	12.861494	55.82%	0	2009
	17.076415	8.253920	-51.66%	0	2008
	16.335124	17.076415	4.54%	0	2007
	14.199710	16.335124	15.04%	0	2006
	13.985467	14.199710	1.53%	0	2005
	12.393217	13.985467	12.85%	0	2004
	7.933480	12.393217	56.21%	0	2003
	10.000000	7.933480	-20.67%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	12.021404	15.035797	25.08%	14,255	2010
	7.726774	12.021404	55.58%	16,529	2009
	16.021954	7.726774	-51.77%	23,424	2008
	15.349480	16.021954	4.38%	31,523	2007
	13.364657	15.349480	14.85%	47,381	2006
	13.179461	13.364657	1.41%	54,266	2005
	11.694184	13.179461	12.70%	95,327	2004
	7.506313	11.694184	55.79%	66,525	2003
	10.000000	7.506313	-24.94%	7,186	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.818622	14.150598	19.73%	0	2010
	10.145032	11.818622	16.50%	0	2009
	14.026847	10.145032	-27.67%	0	2008
	14.519816	14.026847	-3.40%	0	2007
	12.489384	14.519816	16.26%	0	2006
	12.167131	12.489384	2.65%	0	2005
	11.047206	12.167131	10.14%	0	2004
	8.935581	11.047206	23.63%	0	2003
	10.000000	8.935581	-10.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.525575	9.305820	9.15%	973	2010
	6.611583	8.525575	28.95%	973	2009
	10.000000	6.611583	-33.88%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.583593	15.690344	7.59%	0	2010
	10.725738	14.583593	35.97%	0	2009
	18.128009	10.725738	-40.83%	0	2008
	15.815114	18.128009	14.62%	0	2007
	13.126322	15.815114	20.48%	0	2006
	12.001267	13.126322	9.37%	0	2005
	10.197846	12.001267	17.68%	0	2004
	7.771112	10.197846	31.23%	0	2003
	10.000000	7.771112	-22.29%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.750402	9.980192	14.05%	1,287	2010
	7.321856	8.750402	19.51%	1,287	2009
	12.890730	7.321856	-43.20%	1,287	2008
	11.654267	12.890730	10.61%	486	2007
	11.099270	11.654267	5.00%	4,649	2006
	10.325338	11.099270	7.50%	4,778	2005
	9.808472	10.325338	5.27%	5,644	2004
	7.669347	9.808472	27.89%	4,178	2003
	10.000000	7.669347	-23.31%	581	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	12.113059	14.243896	17.59%	0	2010
	8.594031	12.113059	40.95%	0	2009
	16.387334	8.594031	-47.56%	0	2008
	14.934216	16.387334	9.73%	0	2007
	12.945977	14.934216	15.36%	0	2006
	11.930415	12.945977	8.51%	0	2005
	10.433704	11.930415	14.34%	0	2004
	7.786051	10.433704	34.01%	0	2003
	10.000000	7.786051	-22.14%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	11.102018	13.021330	17.29%	852	2010
	7.897853	11.102018	40.57%	856	2009
	15.088920	7.897853	-47.66%	855	2008
	13.787778	15.088920	9.44%	2,328	2007
	11.979275	13.787778	15.10%	3,034	2006
	11.073827	11.979275	8.18%	3,610	2005
	10.000000	11.073827	10.74%	578	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.193983	11.056448	8.46%	0	2010
	8.025812	10.193983	27.01%	0	2009
	11.604899	8.025812	-30.84%	0	2008
	10.842695	11.604899	7.03%	0	2007
	10.000000	10.842695	8.43%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	10.104492	10.928703	8.16%	1,109	2010
	7.974964	10.104492	26.70%	513	2009
	11.561088	7.974964	-31.02%	513	2008
	10.825585	11.561088	6.79%	364	2007
	10.000000	10.825585	8.26%	15,872	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.480532	19.487763	11.48%	29	2010
	13.087856	17.480532	33.56%	29	2009
	22.236216	13.087856	-41.14%	29	2008
	19.626524	22.236216	13.30%	2,169	2007
	15.502081	19.626524	26.61%	3,319	2006
	13.303198	15.502081	16.53%	3,853	2005
	10.862630	13.303198	22.47%	5,537	2004
	8.532224	10.862630	27.31%	12,691	2003
	10.000000	8.532224	-14.68%	7,696	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	14.174641	16.013405	12.97%	0	2010
	10.995746	14.174641	28.91%	0	2009
	15.538395	10.995746	-29.23%	0	2008
	14.327992	15.538395	8.45%	0	2007
	13.009766	14.327992	10.13%	0	2006
	12.210823	13.009766	6.54%	0	2005
	10.836740	12.210823	12.68%	0	2004
	8.597737	10.836740	26.04%	0	2003
	10.000000	8.597737	-14.02%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.614119	11.380263	18.37%	4,122	2010
	5.862759	9.614119	63.99%	4,125	2009
	11.638034	5.862759	-49.62%	2,426	2008
	10.078757	11.638034	15.47%	7,206	2007
	9.919914	10.078757	1.60%	11,941	2006
	9.308823	9.919914	6.56%	16,713	2005
	8.806051	9.308823	5.71%	16,859	2004
	7.001952	8.806051	25.77%	17,068	2003
	10.000000	7.001952	-29.98%	8,183	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	11.226641	12.858934	14.54%	29,371	2010
	8.831307	11.226641	27.12%	33,886	2009
	13.895346	8.831307	-36.44%	38,688	2008
	14.371071	13.895346	-3.31%	48,921	2007
	12.508818	14.371071	14.89%	63,968	2006
	12.136049	12.508818	3.07%	88,759	2005
	10.439311	12.136049	16.25%	101,863	2004
	8.063596	10.439311	29.46%	60,697	2003
	10.000000	8.063596	-19.36%	44,212	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.885573	12.787570	7.59%	34,513	2010
	10.000000	11.885573	18.86%	28,821	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	10.175747	11.298200	11.03%	253	2010
	7.389539	10.175747	37.70%	253	2009
	11.844286	7.389539	-37.61%	253	2008
	10.776484	11.844286	9.91%	500	2007
	10.144068	10.776484	6.23%	4,382	2006
	9.830729	10.144068	3.19%	4,764	2005
	9.111375	9.830729	7.90%	29,758	2004
	7.506545	9.111375	21.38%	10,072	2003
	10.000000	7.506545	-24.93%	3,542	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.299439	9.336949	27.91%	7,226	2010
	5.219939	7.299439	39.84%	11,972	2009
	10.892766	5.219939	-52.08%	12,070	2008
	10.047895	10.892766	8.41%	12,332	2007
	9.921226	10.047895	1.28%	14,319	2006
	9.742771	9.921226	1.83%	20,551	2005
	8.604014	9.742771	13.24%	28,367	2004
	6.361877	8.604014	35.24%	20,693	2003
	10.000000	6.361877	-36.38%	15,431	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.421270	15.370924	34.58%	598	2010
	7.081082	11.421270	61.29%	598	2009
	11.826501	7.081082	-40.13%	1,029	2008
	11.683636	11.826501	1.22%	2,297	2007
	10.450103	11.683636	11.80%	4,956	2006
	10.049749	10.450103	3.98%	6,958	2005
	9.557789	10.049749	5.15%	7,849	2004
	7.235401	9.557789	32.10%	8,049	2003
	10.000000	7.235401	-27.65%	6,069	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	13.016658	14.331949	10.10%	10,688	2010
	10.737457	13.016658	21.23%	9,105	2009
	16.126140	10.737457	-33.42%	12,733	2008
	15.140216	16.126140	6.51%	28,232	2007
	12.690463	15.140216	19.30%	35,974	2006
	12.039698	12.690463	5.41%	43,250	2005
	10.591139	12.039698	13.68%	40,329	2004
	8.578588	10.591139	23.46%	64,844	2003
	10.000000	8.578588	-14.21%	18,577	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.771336	7.71%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.736698	12.845474	9.45%	0	2010
	9.43724	11.736698	24.37%	0	2009
	13.440523	9.43724	-31.06%	0	2008
	12.701804	13.440523	5.82%	0	2007
	11.619056	12.701804	9.32%	0	2006
	11.285136	11.619056	2.96%	0	2005
	10.760169	11.285136	4.88%	0	2004
	9.266779	10.760169	16.12%	0	2003
	10.000000	9.266779	-7.33%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	11.190264	13.610405	21.63%	2,318	2010
	8.600466	11.190264	30.11%	30	2009
	14.345864	8.600466	-40.05%	441	2008
	13.466324	14.345864	6.53%	1,222	2007
	11.962752	13.466324	12.57%	580	2006
	11.307864	11.962752	5.79%	580	2005
	10.000000	11.307864	13.08%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.467643	13.966317	12.02%	441	2010
	10.000000	12.467643	24.68%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.359712	10.379712	10.90%	28,377	2010
	7.660582	9.359712	22.18%	58,794	2009
	11.019006	7.660582	-30.48%	56,517	2008
	10.486878	11.019006	5.07%	78,617	2007
	10.000000	10.486878	4.87%	21,685	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.573078	11.094374	4.93%	12,090	2010
	9.522883	10.573078	11.03%	12,411	2009
	10.672698	9.522883	-10.77%	17,461	2008
	10.468894	10.672698	1.95%	6,205	2007
	10.000000	10.468894	4.69%	10,315	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.384069	11.442002	10.19%	52,588	2010
	7.407273	10.384069	40.19%	49,598	2009
	12.193335	7.407273	-39.25%	45,156	2008
	10.770088	12.193335	13.21%	43,100	2007
	10.000000	10.770088	7.70%	16,353	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.653939	10.126149	17.01%	28,994	2010
	6.298622	8.653939	37.39%	25,432	2009
	11.404764	6.298622	-44.77%	10,566	2008
	10.295571	11.404764	10.77%	4,101	2007
	10.000000	10.295571	2.96%	4,531	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.795247	8.564328	9.87%	18,127	2010
	6.024918	7.795247	29.38%	20,340	2009
	9.826071	6.024918	-38.68%	8,280	2008
	10.000000	9.826071	-1.74%	1,539	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	12.054101	13.504073	12.03%	0	2010
	8.335043	12.054101	44.62%	0	2009
	11.709381	8.335043	-28.82%	0	2008
	11.465088	11.709381	2.13%	0	2007
	10.470805	11.465088	9.50%	0	2006
	10.000000	10.470805	4.71%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.753006	8.856445	14.23%	1,283	2010
	5.119742	7.753006	51.43%	861	2009
	10.000000	5.119742	-48.80%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.991581	9.777336	22.35%	0	2010
	6.137019	7.991581	30.22%	0	2009
	10.000000	6.137019	-38.63%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.973031	9.753136	22.33%	837	2010
	6.135110	7.973031	29.96%	705	2009
	10.000000	6.135110	-38.65%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.147615	9.272542	13.81%	131	2010
	6.370094	8.147615	27.90%	0	2009
	10.000000	6.370094	-36.30%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.413391	10.289034	9.30%	0	2010
	7.935567	9.413391	18.62%	0	2009
	10.000000	7.935567	-20.64%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.865084	9.863782	11.27%	7,923	2010
	7.211945	8.865084	22.92%	7,923	2009
	10.000000	7.211945	-27.88%	7,923	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.168779	10.751710	5.73%	10,161	2010
	9.088186	10.168779	11.89%	7,410	2009
	10.000000	9.088186	-9.12%	9,941	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.139671	10.077149	10.26%	12,441	2010
	7.570476	9.139671	20.73%	12,441	2009
	10.000000	7.570476	-24.30%	12,441	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.581591	9.626676	12.18%	0	2010
	6.848144	8.581591	25.31%	0	2009
	10.000000	6.848144	-31.52%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.688810	10.458440	7.94%	17,321	2010
	8.316322	9.688810	16.50%	0	2009
	10.000000	8.316322	-16.84%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.639092	11.275945	5.99%	0	2010
	9.878777	10.639092	7.70%	0	2009
	10.000000	9.878777	-1.21%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.596662	11.201767	5.71%	9,598	2010
	9.856894	10.596662	7.51%	0	2009
	10.000000	9.856894	-1.43%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.368954	12.168531	7.03%	1,933	2010
	9.862726	11.368954	15.27%	1,933	2009
	10.000000	9.862726	-1.37%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.823831	30.781373	14.75%	0	2010
	16.613516	26.823831	61.46%	0	2009
	39.889299	16.613516	-58.35%	0	2008
	27.752541	39.889299	43.73%	4,256	2007
	20.564174	27.752541	34.96%	8,073	2006
	15.696519	20.564174	31.01%	8,073	2005
	13.164614	15.696519	19.23%	9,150	2004
	8.075477	13.164614	63.02%	5,917	2003
	10.000000	8.075477	-19.25%	4,932	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	20.256361	23.240127	14.73%	35,595	2010
	12.545915	20.256361	61.46%	34,330	2009
	30.075481	12.545915	-58.29%	24,908	2008
	20.887485	30.075481	43.99%	47,060	2007
	15.449940	20.887485	35.19%	45,092	2006
	11.778855	15.449940	31.17%	92,186	2005
	10.000000	11.778855	17.79%	4,934	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.498957	14.003015	3.73%	44,708	2010
	13.278335	13.498957	1.66%	36,046	2009
	12.451294	13.278335	6.64%	40,930	2008
	11.737530	12.451294	6.08%	82,935	2007
	11.472443	11.737530	2.31%	59,452	2006
	11.221787	11.472443	2.23%	89,317	2005
	10.977049	11.221787	2.23%	104,942	2004
	10.870491	10.977049	0.98%	162,685	2003
	10.000000	10.870491	8.70%	275,564	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	7.011542	7.844055	11.87%	1,495	2010
	5.471068	7.011542	28.16%	5,402	2009
	10.000000	5.471068	-45.29%	4,245	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.516444	14.204040	13.48%	4,011	2010
	9.938914	12.516444	25.93%	782	2009
	15.896073	9.938914	-37.48%	1,664	2008
	15.154562	15.896073	4.89%	782	2007
	13.097849	15.154562	15.70%	4,544	2006
	12.257568	13.097849	6.86%	13,664	2005
	10.858346	12.257568	12.89%	21,661	2004
	8.317376	10.858346	30.55%	2,061	2003
	10.000000	8.317376	-16.83%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.562441	12.570282	8.72%	0	2010
	10.000000	11.562441	15.62%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.122932	13.445615	10.91%	0	2010
	10.000000	12.122932	21.23%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.411400	13.011337	4.83%	3,570	2010
	11.492717	12.411400	7.99%	4,090	2009
	12.352793	11.492717	-6.96%	5,175	2008
	11.841059	12.352793	4.32%	7,801	2007
	11.265913	11.841059	5.11%	37,534	2006
	11.015145	11.265913	2.28%	62,596	2005
	10.631781	11.015145	3.61%	63,263	2004
	9.952288	10.631781	6.83%	41,922	2003
	10.000000	9.952288	-0.48%	89,879	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.631544	13.870042	9.80%	48,172	2010
	10.709772	12.631544	17.94%	59,008	2009
	14.085176	10.709772	-23.96%	49,561	2008
	13.466117	14.085176	4.60%	73,541	2007
	12.215002	13.466117	10.24%	101,461	2006
	11.712127	12.215002	4.29%	183,837	2005
	10.800502	11.712127	8.44%	225,368	2004
	9.087386	10.800502	18.85%	229,490	2003
	10.000000	9.087386	-9.13%	57,485	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.723488	14.212952	11.71%	24,775	2010
	10.331816	12.723488	23.15%	24,956	2009
	15.211263	10.331816	-32.08%	27,501	2008
	14.475460	15.211263	5.08%	31,810	2007
	12.765146	14.475460	13.40%	47,443	2006
	12.042100	12.765146	6.00%	64,468	2005
	10.851475	12.042100	10.97%	105,041	2004
	8.654991	10.851475	25.38%	13,627	2003
	10.000000	8.654991	-13.45%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.681301	13.623733	7.43%	16,314	2010
	11.181252	12.681301	13.42%	16,696	2009
	13.294216	11.181252	-15.89%	18,753	2008
	12.685929	13.294216	4.79%	28,588	2007
	11.818296	12.685929	7.34%	25,068	2006
	11.424838	11.818296	3.44%	39,016	2005
	10.769266	11.424838	6.09%	48,443	2004
	9.567393	10.769266	12.56%	76,044	2003
	10.000000	9.567393	-4.33%	155,340	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.891031	17.355515	24.94%	0	2010
	10.260159	13.891031	35.39%	0	2009
	16.311709	10.260159	-37.10%	0	2008
	15.319290	16.311709	6.48%	0	2007
	14.081077	15.319290	8.79%	0	2006
	12.687823	14.081077	10.98%	0	2005
	11.073827	12.687823	14.57%	0	2004
	8.307066	11.073827	33.31%	0	2003
	10.000000	8.307066	-16.93%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	13.047357	16.258004	24.61%	6,071	2010
	9.654979	13.047357	35.14%	6,137	2009
	15.386196	9.654979	-37.25%	8,785	2008
	14.475364	15.386196	6.29%	13,218	2007
	13.323169	14.475364	8.65%	15,436	2006
	12.026482	13.323169	10.78%	29,028	2005
	10.517292	12.026482	14.35%	36,815	2004
	7.910351	10.517292	32.96%	27,082	2003
	10.000000	7.910351	-20.90%	14,842	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.875164	10.766424	-1.00%	53,271	2010
	10.980406	10.875164	-0.96%	83,119	2009
	10.868122	10.980406	1.03%	436,944	2008
	10.476401	10.868122	3.74%	311,220	2007
	10.123320	10.476401	3.49%	152,890	2006
	9.959568	10.123320	1.64%	276,118	2005
	9.979201	9.959568	-0.20%	107,985	2004
	10.017328	9.979201	-0.38%	116,716	2003
	10.000000	10.017328	0.17%	236,687	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.197110	9.235504	12.67%	115	2010
	6.083365	8.197110	34.75%	115	2009
	10.000000	6.083365	-39.17%	2,205	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.827340	11.374314	5.05%	0	2010
	8.423334	10.827340	28.54%	0	2009
	15.854439	8.423334	-46.87%	0	2008
	15.559346	15.854439	1.90%	0	2007
	12.803686	15.559346	21.52%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.667774	11.179030	4.79%	7,621	2010
	8.321384	10.667774	28.20%	8,876	2009
	15.697204	8.321384	-46.99%	11,949	2008
	15.440006	15.697204	1.67%	23,772	2007
	12.740807	15.440006	21.19%	35,032	2006
	11.510784	12.740807	10.69%	31,200	2005
	10.000000	11.510784	15.11%	10,394	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.090754	9.240064	14.21%	0	2010
	6.318001	8.090754	28.06%	0	2009
	10.000000	6.318001	-36.82%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.954382	8.878589	11.62%	27,429	2010
	6.306107	7.954382	26.14%	28,167	2009
	10.000000	6.306107	-36.94%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.812634	9.781752	25.20%	511	2010
	6.228167	7.812634	25.44%	511	2009
	10.000000	6.228167	-37.72%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.670329	10.268837	18.44%	0	2010
	6.712608	8.670329	29.16%	0	2009
	10.000000	6.712608	-32.87%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.377900	10.376370	23.85%	5,007	2010
	6.653633	8.377900	25.91%	9,123	2009
	12.571035	6.653633	-47.07%	13,294	2008

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.693207	15.909591	25.34%	0	2010
	10.158372	12.693207	24.95%	0	2009
	15.123745	10.158372	-32.83%	0	2008
	16.408600	15.123745	-7.83%	0	2007
	14.130252	16.408600	16.12%	0	2006
	13.847061	14.130252	2.05%	0	2005
	11.924195	13.847061	16.13%	0	2004
	7.678765	11.924195	55.29%	0	2003
	10.000000	7.678765	-23.21%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.573634	14.491400	25.21%	10,874	2010
	9.288505	11.573634	24.60%	7,981	2009
	13.858908	9.288505	-32.98%	5,510	2008
	15.090544	13.858908	-8.16%	15,927	2007
	13.017059	15.090544	15.93%	19,504	2006
	12.792388	13.017059	1.76%	31,184	2005
	11.044423	12.792388	15.83%	78,082	2004
	7.130771	11.044423	54.88%	44,128	2003
	10.000000	7.130771	-28.69%	29,272	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.780937	17.097617	24.07%	0	2010
	10.334031	13.780937	33.35%	0	2009
	16.887867	10.334031	-38.81%	0	2008
	16.703250	16.887867	1.11%	0	2007
	15.058680	16.703250	10.92%	0	2006
	13.542322	15.058680	11.20%	0	2005
	11.492866	13.542322	17.83%	0	2004
	8.232437	11.492866	39.60%	0	2003
	10.000000	8.232437	-17.68%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.898215	17.196306	23.73%	4,829	2010
	10.443086	13.898215	33.09%	6,321	2009
	17.111902	10.443086	-38.97%	7,686	2008
	16.964284	17.111902	0.87%	19,389	2007
	15.333214	16.964284	10.64%	19,507	2006
	13.827514	15.333214	10.89%	20,368	2005
	11.758464	13.827514	17.60%	49,903	2004
	8.446731	11.758464	39.21%	24,068	2003
	10.000000	8.446731	-15.53%	18,653	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.204600	9.196672	12.09%	2,002	2010
	6.600587	8.204600	24.30%	2,002	2009
	11.418896	6.600587	-42.20%	0	2008
	10.690985	11.418896	6.81%	274	2007
	10.000000	10.690985	6.91%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.230118	9.292393	28.52%	5,675	2010
	5.595654	7.230118	29.21%	13,178	2009
	10.000000	5.595654	-44.04%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.473321	10.619488	1.40%	0	2010
	9.876921	10.473321	6.04%	3,950	2009
	10.000000	9.876921	-1.23%	4,291	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.327351	14.676917	10.13%	0	2010
	10.000000	13.327351	33.27%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.972674	13.973162	7.71%	0	2010
	10.000000	12.972674	29.73%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.950827	13.913349	7.43%	858,287	2010
	10.000000	12.950827	29.51%	74	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.947279	13.631293	5.28%	3,010	2010
	10.000000	12.947279	29.47%	4,630	2009*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	13.167548	15.118380	14.82%	0	2010
	9.520993	13.167548	38.30%	0	2009
	16.080878	9.520993	-40.79%	0	2008
	15.276055	16.080878	5.27%	0	2007
	13.110825	15.276055	16.51%	0	2006
	11.582258	13.110825	13.20%	0	2005
	10.000000	11.582258	15.82%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.985258	14.869664	14.51%	34,286	2010
	9.410525	12.985258	37.99%	39,379	2009
	15.934973	9.410525	-40.94%	40,581	2008
	15.177298	15.934973	4.99%	50,933	2007
	13.058173	15.177298	16.23%	62,949	2006
	11.565122	13.058173	12.91%	107,943	2005
	10.000000	11.565122	15.65%	36,508	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	15.042769	17.270013	14.81%	0	2010
	10.871077	15.042769	38.37%	0	2009
	18.359400	10.871077	-40.79%	0	2008
	17.443578	18.359400	5.25%	0	2007
	14.970685	17.443578	16.52%	0	2006
	13.228726	14.970685	13.17%	0	2005
	11.213451	13.228726	17.97%	0	2004
	7.919547	11.213451	41.59%	0	2003
	10.000000	7.919547	-20.80%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.772702	16.921641	14.55%	4,913	2010
	10.707884	14.772702	37.96%	10,589	2009
	18.126951	10.707884	-40.93%	14,692	2008
	17.261355	18.126951	5.01%	16,855	2007
	14.855748	17.261355	16.19%	27,576	2006
	13.155681	14.855748	12.92%	64,625	2005
	11.178271	13.155681	17.69%	74,080	2004
	7.903559	11.178271	41.43%	84,005	2003
	10.000000	7.903559	-20.96%	56,659	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	15.184533	17.253417	13.62%	31,992	2010
	12.953430	15.184533	17.22%	53,211	2009
	15.300600	12.953430	-15.34%	55,067	2008
	14.108344	15.300600	8.45%	52,557	2007
	13.289178	14.108344	6.16%	65,548	2006
	13.098318	13.289178	1.46%	107,564	2005
	12.201547	13.098318	7.35%	63,487	2004
	10.519699	12.201547	15.99%	35,132	2003
	10.000000	10.519699	5.20%	47,610	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.516434	2.857117	13.54%	0	2010
	2.005368	2.516434	25.48%	0	2009
	9.596320	2.005368	-79.10%	0	2008
	10.000000	9.596320	-4.04%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.625604	4.121067	13.67%	0	2010
	2.922371	3.625604	24.06%	0	2009
	13.840830	2.922371	-78.89%	0	2008
	13.995618	13.840830	-1.11%	0	2007
	12.919204	13.995618	8.33%	0	2006
	12.754256	12.919204	1.29%	0	2005
	11.822961	12.754256	7.88%	0	2004
	9.634177	11.822961	22.72%	0	2003
	10.000000	9.634177	-3.66%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.441670	11.973245	14.67%	14,285	2010
	8.240331	10.441670	26.71%	7,869	2009
	13.562166	8.240331	-39.24%	13,220	2008
	13.153811	13.562166	3.10%	14,134	2007
	11.577644	13.153811	13.61%	22,992	2006
	11.059368	11.577644	4.69%	36,788	2005
	10.235045	11.059368	8.05%	46,529	2004
	8.176673	10.235045	25.17%	28,270	2003
	10.000000	8.176673	-18.23%	12,015	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	14.310718	17.483819	22.17%	0	2010
	10.536240	14.310718	35.82%	0	2009
	17.118717	10.536240	-38.45%	0	2008
	17.504331	17.118717	-2.20%	0	2007
	15.374789	17.504331	13.85%	0	2006
	14.128033	15.374789	8.82%	0	2005
	11.949994	14.128033	18.23%	0	2004
	8.361309	11.949994	42.92%	0	2003
	10.000000	8.361309	-16.39%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.125010	9.898397	21.83%	2,196	2010
	5.995678	8.125010	35.51%	2,224	2009
	9.768857	5.995678	-38.62%	2,040	2008
	10.007375	9.768857	-2.38%	5,096	2007
	10.000000	10.007375	0.07%	663	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.892947	11.794721	8.28%	10,779	2010
	10.000000	10.892947	8.93%	4,024	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.972580	11.426181	4.13%	39,876	2010
	10.000000	10.972580	9.73%	31,592	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.774930	13.333297	13.23%	0	2010
	9.162378	11.774930	28.51%	0	2009
	15.097202	9.162378	-39.31%	0	2008
	16.230686	15.097202	-6.98%	2,749	2007
	14.143777	16.230686	14.75%	3,035	2006
	13.576445	14.143777	4.18%	9,890	2005
	12.342155	13.576445	10.00%	6,427	2004
	10.000000	12.342155	23.42%	3,531	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	12.277007	13.372878	8.93%	1,052	2010
	9.949966	12.277007	23.39%	1,052	2009
	17.931913	9.949966	-44.51%	1,052	2008
	16.715457	17.931913	7.28%	1,052	2007
	13.219470	16.715457	26.45%	1,052	2006
	11.900988	13.219470	11.08%	4,763	2005
	10.345686	11.900988	15.03%	7,955	2004
	8.130642	10.345686	27.24%	3,579	2003
	10.000000	8.130642	-18.69%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.938474	14.890222	24.72%	0	2010
	9.168127	11.938474	30.22%	0	2009
	15.272243	9.168127	-39.97%	0	2008
	17.675605	15.272243	-13.60%	0	2007
	15.221180	17.675605	16.13%	0	2006
	14.364428	15.221180	5.96%	0	2005
	11.495885	14.364428	24.95%	0	2004
	7.759553	11.495885	48.15%	0	2003
	10.000000	7.759553	-22.40%	0	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.199051	14.588956	19.59%	2,066	2010
	7.518322	12.199051	62.26%	2,108	2009
	12.060664	7.518322	-37.66%	1,118	2008
	11.545785	12.060664	4.46%	1,118	2007
	11.060873	11.545785	4.38%	1,118	2006
	10.570536	11.060873	4.64%	1,118	2005
	10.165700	10.570536	3.98%	3,151	2004
	8.220627	10.165700	23.66%	1,638	2003
	10.000000	8.220627	-17.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.029012	11.667586	5.79%	7,331	2010
	10.185017	11.029012	8.29%	9,362	2009
	11.489144	10.185017	-11.35%	9,223	2008
	11.030245	11.489144	4.16%	4,778	2007
	10.758261	11.030245	2.53%	19,731	2006
	10.455326	10.758261	2.90%	19,467	2005
	10.147616	10.455326	3.03%	7,311	2004
	10.000000	10.147616	1.48%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.837369	18.37%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.113465	16.458136	25.51%	3,728	2010
	10.000000	13.113465	31.13%	1,542	2009*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	10.074376	11.244524	11.62%	1,977	2010
	8.459785	10.074376	19.09%	1,994	2009
	14.416279	8.459785	-41.32%	2,299	2008
	13.894777	14.416279	3.75%	12,874	2007
	12.003182	13.894777	15.76%	15,767	2006
	11.597190	12.003182	3.50%	16,196	2005
	10.537710	11.597190	10.05%	3,797	2004
	8.056521	10.537710	30.80%	4,228	2003
	10.000000	8.056521	-19.43%	1,505	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.419454	16.945679	3.20%	288	2010
	12.350323	16.419454	32.95%	197	2009
	26.717335	12.350323	-53.77%	818	2008
	25.574742	26.717335	4.47%	918	2007
	19.127883	25.574742	33.70%	1,071	2006
	16.589635	19.127883	15.30%	1,214	2005
	13.424305	16.589635	23.58%	5,446	2004
	9.424575	13.424305	42.44%	5,523	2003
	10.000000	9.424575	-5.75%	1,218	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.872931	10.729789	8.68%	107	2010
	7.277384	9.872931	35.67%	188	2009
	12.221347	7.277384	-40.45%	290	2008
	10.871648	12.221347	12.41%	740	2007
	11.057572	10.871648	-1.68%	840	2006
	9.730305	11.057572	13.64%	1,554	2005
	9.076148	9.730305	7.21%	4,731	2004
	7.435062	9.076148	22.07%	6,837	2003
	10.000000	7.435062	-25.65%	4,575	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	16.008715	20.052672	25.26%	16,912	2010
	11.340835	16.008715	41.16%	17,048	2009
	17.837938	11.340835	-36.42%	13,782	2008
	17.757008	17.837938	0.46%	8,095	2007
	15.713366	17.757008	13.01%	8,848	2006
	14.892100	15.713366	5.51%	11,365	2005
	12.639255	14.892100	17.82%	11,439	2004
	9.066002	12.639255	39.41%	8,821	2003
	10.000000	9.066002	-9.34%	8,569	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.092418	13.133455	8.61%	2,009	2010
	10.000000	12.092418	20.92%	710	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.474873	16.777126	24.51%	0	2010
	10.891969	13.474873	23.71%	0	2009
	15.933289	10.891969	-31.64%	0	2008
	16.209435	15.933289	-1.70%	0	2007
	14.317649	16.209435	13.21%	0	2006
	13.493165	14.317649	6.11%	0	2005
	11.187856	13.493165	20.61%	0	2004
	8.206175	11.187856	36.33%	0	2003
	10.000000	8.206175	-17.94%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.583814	12.024372	13.61%	0	2010
	7.996758	10.583814	32.35%	0	2009
	12.324353	7.996758	-35.11%	0	2008
	11.556145	12.324353	6.65%	0	2007
	10.694480	11.556145	8.06%	0	2006
	10.430515	10.694480	2.53%	0	2005
	9.924801	10.430515	5.10%	0	2004
	7.960126	9.924801	24.68%	0	2003
	10.000000	7.960126	-20.40%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.297520	12.837728	13.63%	0	2010
	9.037456	11.297520	25.01%	247	2009
	14.530291	9.037456	-37.80%	199	2008
	13.952097	14.530291	4.14%	162	2007
	12.207776	13.952097	14.29%	132	2006
	11.784104	12.207776	3.60%	97	2005
	10.763801	11.784104	9.48%	59	2004
	8.474296	10.763801	27.02%	19	2003
	10.000000	8.474296	-15.26%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.561687	14.236759	13.33%	1,325	2010
	10.071806	12.561687	24.72%	1,829	2009
	16.239454	10.071806	-37.98%	0	2008
	15.632441	16.239454	3.88%	0	2007
	13.712697	15.632441	14.00%	0	2006
	13.269475	13.712697	3.34%	0	2005
	12.152235	13.269475	9.19%	2,225	2004
	10.000000	12.152235	21.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.343071	11.565804	11.82%	1,816	2010
	9.228567	10.343071	12.08%	838	2009
	13.260648	9.228567	-30.41%	848	2008
	12.223588	13.260648	8.48%	4,849	2007
	10.669141	12.223588	14.57%	5,028	2006
	10.602302	10.669141	0.63%	5,597	2005
	10.003573	10.602302	5.99%	6,007	2004
	8.161030	10.003573	22.58%	1,159	2003
	10.000000	8.161030	-18.39%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	16.307052	18.456681	13.18%	845	2010
	10.808245	16.307052	50.88%	548	2009
	14.779799	10.808245	-26.87%	583	2008
	14.476363	14.779799	2.10%	661	2007
	13.231347	14.476363	9.41%	13,615	2006
	13.074390	13.231347	1.20%	3,764	2005
	11.994436	13.074390	9.00%	3,105	2004
	9.952676	11.994436	20.51%	3,010	2003
	10.000000	9.952676	-0.47%	3,003	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.253153	14.229282	7.37%	0	2010
	11.121158	13.253153	19.17%	0	2009
	12.122653	11.121158	-8.26%	0	2008
	11.626083	12.122653	4.27%	0	2007
	11.280504	11.626083	3.06%	0	2006
	11.253864	11.280504	0.24%	0	2005
	10.975971	11.253864	2.53%	0	2004
	10.599997	10.975971	3.55%	0	2003
	10.000000	10.599997	6.00%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	13.152058	14.091800	7.15%	0	2010
	11.061986	13.152058	18.89%	0	2009
	12.092723	11.061986	-8.52%	1,902	2008
	11.624238	12.092723	4.03%	1,377	2007
	11.304162	11.624238	2.83%	8,096	2006
	11.312129	11.304162	-0.07%	928	2005
	11.064838	11.312129	2.23%	1,124	2004
	10.706901	11.064838	3.34%	2,941	2003
	10.000000	10.706901	7.07%	3,581	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	11.540663	13.266813	14.96%	3,050	2010
	8.783188	11.540663	31.39%	3,866	2009
	13.843116	8.783188	-36.55%	7,486	2008
	11.769384	13.843116	17.62%	9,214	2007
	11.131531	11.769384	5.73%	12,198	2006
	10.838424	11.131531	2.70%	16,375	2005
	10.347755	10.838424	4.74%	27,631	2004
	8.491806	10.347755	21.86%	28,667	2003
	10.161002	8.491806	-16.43%	31,976	2002
	11.103094	10.161002	-8.48%	33,361	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.902017	10.220080	14.81%	22	2010
	6.794422	8.902017	31.02%	22	2009
	10.719347	6.794422	-36.62%	1,117	2008
	9.134490	10.719347	17.35%	1,117	2007
	8.649536	9.134490	5.61%	1,117	2006
	8.440163	8.649536	2.48%	1,117	2005
	8.075053	8.440163	4.52%	2,859	2004
	6.633272	8.075053	21.74%	2,859	2003
	7.964147	6.633272	-16.71%	2,859	2002
	8.711234	7.964147	-8.58%	12,952	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	13.452687	15.193903	12.94%	25,839	2010
	10.543960	13.452687	27.59%	30,279	2009
	14.970488	10.543960	-29.57%	24,989	2008
	13.115846	14.970488	14.14%	30,847	2007
	12.360323	13.115846	6.11%	57,261	2006
	12.019025	12.360323	2.84%	50,457	2005
	11.528749	12.019025	4.25%	59,894	2004
	9.881607	11.528749	16.67%	71,058	2003
	10.956424	9.881607	-9.81%	78,266	2002
	11.564195	10.956424	-5.26%	107,959	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.874680	12.263069	12.77%	48	2010
	8.535238	10.874680	27.41%	5,234	2009
	12.133144	8.535238	-29.65%	5,656	2008
	10.646974	12.133144	13.96%	6,296	2007
	10.042991	10.646974	6.01%	0	2006
	9.779527	10.042991	2.69%	514	2005
	9.396773	9.779527	4.07%	542	2004
	8.070871	9.396773	16.43%	571	2003
	8.966066	8.070871	-9.98%	601	2002
	9.477182	8.966066	-5.39%	631	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	13.117495	15.314721	16.75%	24,148	2010
	9.581485	13.117495	36.90%	36,819	2009
	14.676619	9.581485	-34.72%	35,396	2008
	13.621104	14.676619	7.75%	46,220	2007
	12.330080	13.621104	10.47%	64,269	2006
	11.798704	12.330080	4.50%	97,855	2005
	11.310623	11.798704	4.32%	130,693	2004
	9.725907	11.310623	16.29%	131,310	2003
	10.772159	9.725907	-9.71%	136,166	2002
	11.078106	10.772159	-2.76%	160,728	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.224923	13.079334	16.52%	2,085	2010
	8.201139	11.224923	36.87%	2,330	2009
	12.586215	8.201139	-34.84%	2,627	2008
	11.700285	12.586215	7.57%	6,251	2007
	10.604687	11.700285	10.33%	6,417	2006
	10.155654	10.604687	4.42%	7,722	2005
	9.761063	10.155654	4.04%	11,767	2004
	8.401746	9.761063	16.18%	12,276	2003
	9.323847	8.401746	-9.89%	12,385	2002
	9.603019	9.323847	-2.91%	9,191	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.855007	9.176656	16.83%	0	2010
	5.840660	7.855007	34.49%	0	2009
	10.036556	5.840660	-41.81%	0	2008
	9.486630	10.036556	5.80%	0	2007
	8.410119	9.486630	12.80%	3,490	2006
	7.025201	8.410119	19.71%	14,512	2005
	7.010380	7.025201	0.21%	3,374	2004
	5.659734	7.010380	23.86%	0	2003
	6.165269	5.659734	-8.20%	1,179	2002
	8.727760	6.165269	-29.36%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.736696	9.032409	16.75%	3,684	2010
	5.758071	7.736696	34.36%	3,964	2009
	9.921586	5.758071	-41.96%	4,307	2008
	9.395165	9.921586	5.60%	4,355	2007
	8.342129	9.395165	12.62%	4,718	2006
	6.985946	8.342129	19.41%	5,014	2005
	6.970701	6.985946	0.22%	5,626	2004
	5.639686	6.970701	23.60%	5,228	2003
	6.165263	5.639686	-8.52%	5,228	2002
	8.727758	6.165263	-29.36%	5,402	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	12.075193	13.751266	13.88%	70,704	2010
	9.384917	12.075193	28.67%	83,341	2009
	16.553995	9.384917	-43.31%	95,984	2008
	16.496753	16.553995	0.35%	118,279	2007
	13.883525	16.496753	18.82%	147,479	2006
	13.266576	13.883525	4.65%	196,907	2005
	12.037206	13.266576	10.21%	247,000	2004
	9.341757	12.037206	28.85%	260,849	2003
	11.374365	9.341757	-17.87%	296,176	2002
	12.112146	11.374365	-6.09%	332,252	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.687776	12.153209	13.71%	17,743	2010
	8.316040	10.687776	28.52%	13,988	2009
	14.696214	8.316040	-43.41%	15,829	2008
	14.666378	14.696214	0.20%	33,813	2007
	12.358612	14.666378	18.67%	19,259	2006
	11.830389	12.358612	4.46%	22,705	2005
	10.748493	11.830389	10.07%	25,002	2004
	8.353906	10.748493	28.66%	26,082	2003
	10.190500	8.353906	-18.02%	39,997	2002
	10.867182	10.190500	-6.23%	45,974	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	11.580940	13.139646	13.46%	96,050	2010
	9.203963	11.580940	25.83%	104,575	2009
	15.975576	9.203963	-42.39%	112,835	2008
	14.415988	15.975576	10.82%	133,980	2007
	12.891271	14.415988	11.83%	179,589	2006
	12.115676	12.891271	6.40%	252,258	2005
	11.578085	12.115676	4.64%	304,308	2004
	9.466793	11.578085	22.30%	340,842	2003
	11.484381	9.466793	-17.57%	356,167	2002
	12.733906	11.484381	-9.81%	407,990	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.806383	9.981630	13.35%	13,448	2010
	7.006879	8.806383	25.68%	15,356	2009
	12.187797	7.006879	-42.51%	16,719	2008
	11.012037	12.187797	10.68%	23,700	2007
	9.860877	11.012037	11.67%	17,003	2006
	9.278601	9.860877	6.28%	17,003	2005
	8.886237	9.278601	4.42%	18,555	2004
	7.274910	8.886237	22.15%	21,400	2003
	8.841534	7.274910	-17.72%	35,774	2002
	9.820444	8.841534	-9.97%	35,057	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	10.977222	13.475071	22.75%	86,134	2010
	8.656958	10.977222	26.80%	92,175	2009
	16.580726	8.656958	-47.79%	106,324	2008
	13.208436	16.580726	25.53%	136,264	2007
	12.506294	13.208436	5.61%	165,886	2006
	11.960117	12.506294	4.57%	220,023	2005
	11.705029	11.960117	2.18%	298,808	2004
	8.908702	11.705029	31.39%	340,440	2003
	12.898643	8.908702	-30.93%	376,213	2002
	15.845214	12.898643	-18.60%	479,654	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.789006	7.095126	22.56%	17,486	2010
	4.571900	5.789006	26.62%	21,283	2009
	8.768922	4.571900	-47.86%	24,706	2008
	6.997072	8.768922	25.32%	48,441	2007
	6.635037	6.997072	5.46%	30,114	2006
	6.355533	6.635037	4.40%	36,051	2005
	6.228489	6.355533	2.04%	38,139	2004
	4.749117	6.228489	31.15%	43,720	2003
	6.885666	4.749117	-31.03%	65,143	2002
	8.473041	6.885666	-18.73%	72,870	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.785013	10.839001	23.38%	0	2010
	6.353915	8.785013	38.26%	0	2009
	12.560140	6.353915	-49.41%	0	2008
	10.802378	12.560140	16.27%	0	2007
	10.068601	10.802378	7.29%	0	2006
	9.423279	10.068601	6.85%	0	2005
	8.639678	9.423279	9.07%	0	2004
	6.691749	8.639678	29.11%	0	2003
	9.180625	6.691749	-27.11%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.590823	10.598800	23.37%	0	2010
	6.231333	8.590823	37.86%	0	2009
	12.324796	6.231333	-49.44%	0	2008
	10.617528	12.324796	16.08%	7,254	2007
	9.908337	10.617528	7.16%	0	2006
	9.293763	9.908337	6.61%	0	2005
	8.541500	9.293763	8.81%	0	2004
	6.625606	8.541500	28.92%	0	2003
	9.124924	6.625606	-27.39%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.971401	12.353078	12.59%	43,377	2010
	7.711926	10.971401	42.27%	50,041	2009
	10.400525	7.711926	-25.85%	57,808	2008
	10.239478	10.400525	1.57%	71,698	2007
	9.307478	10.239478	10.01%	102,373	2006
	9.174487	9.307478	1.45%	138,984	2005
	8.469922	9.174487	8.32%	179,062	2004
	6.741523	8.469922	25.64%	189,094	2003
	6.575152	6.741523	2.53%	212,373	2002
	7.542585	6.575152	-12.83%	291,952	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.537365	12.977165	12.48%	8,714	2010
	8.127339	11.537365	41.96%	8,714	2009
	10.972118	8.127339	-25.93%	9,554	2008
	10.814272	10.972118	1.46%	29,178	2007
	9.843498	10.814272	9.86%	12,199	2006
	9.722859	9.843498	1.24%	12,231	2005
	8.983094	9.722859	8.24%	13,803	2004
	7.162180	8.983094	25.42%	14,716	2003
	7.007024	7.162180	2.21%	13,061	2002
	8.041230	7.007024	-12.86%	14,910	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.328197	11.629203	12.60%	0	2010
	7.273840	10.328197	41.99%	406	2009
	9.825375	7.273840	-25.97%	730	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.328197	11.629203	12.60%	0	2010
	7.273840	10.328197	41.99%	406	2009
	9.825375	7.273840	-25.97%	730	2008
	10.000000	9.825375	-1.75%	536	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.751939	13.375605	13.82%	84,128	2010
	9.380767	11.751939	25.28%	88,344	2009
	15.047893	9.380767	-37.66%	96,111	2008
	14.423885	15.047893	4.33%	114,723	2007
	12.595391	14.423885	14.52%	141,238	2006
	12.142907	12.595391	3.73%	205,103	2005
	11.094119	12.142907	9.45%	261,096	2004
	8.731291	11.094119	27.06%	299,367	2003
	11.349065	8.731291	-23.07%	326,955	2002
	13.049356	11.349065	-13.03%	368,908	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	17.149370	18.293751	6.67%	72,993	2010
	14.976555	17.149370	14.51%	80,504	2009
	15.643818	14.976555	-4.27%	86,381	2008
	15.152040	15.643818	3.25%	108,236	2007
	14.674187	15.152040	3.26%	124,905	2006
	14.511414	14.674187	1.12%	176,180	2005
	14.039853	14.511414	3.36%	204,033	2004
	13.486945	14.039853	4.10%	253,299	2003
	12.352419	13.486945	9.18%	326,872	2002
	11.510006	12.352419	7.32%	358,339	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	34.438913	43.858856	27.35%	13,502	2010
	24.857558	34.438913	38.55%	15,016	2009
	41.529300	24.857558	-40.14%	16,268	2008
	36.343831	41.529300	14.27%	26,295	2007
	32.621316	36.343831	11.41%	37,691	2006
	27.889399	32.621316	16.97%	44,943	2005
	22.589329	27.889399	23.46%	60,452	2004
	16.479948	22.589329	37.07%	75,491	2003
	18.484070	16.479948	-10.84%	77,260	2002
	19.331537	18.484070	-4.38%	105,062	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.625370	24.967851	27.22%	10,496	2010
	14.192006	19.625370	38.28%	13,065	2009
	23.748996	14.192006	-40.24%	10,608	2008
	20.810404	23.748996	14.12%	17,286	2007
	18.710021	20.810404	11.23%	9,564	2006
	16.021532	18.710021	16.78%	9,894	2005
	12.988896	16.021532	23.35%	11,216	2004
	9.494742	12.988896	36.80%	11,009	2003
	10.664665	9.494742	-10.97%	10,789	2002
	11.171169	10.664665	-4.53%	13,478	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.222317	13.115277	-0.81%	29,101	2010
	13.266982	13.222317	-0.34%	57,563	2009
	13.013656	13.266982	1.95%	63,604	2008
	12.504729	13.013656	4.07%	71,979	2007
	12.047827	12.504729	3.79%	65,585	2006
	11.815716	12.047827	1.96%	94,160	2005
	11.798730	11.815716	0.14%	92,528	2004
	11.806020	11.798730	-0.06%	152,737	2003
	11.732595	11.806020	0.63%	221,903	2002
	11.385393	11.732595	3.05%	234,505	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	12.905086	14.428754	11.81%	11,194	2010
	10.314949	12.905086	25.11%	13,721	2009
	18.570590	10.314949	-44.46%	15,360	2008
	16.013333	18.570590	15.97%	21,956	2007
	13.720391	16.013333	16.71%	28,177	2006
	11.654511	13.720391	17.73%	37,787	2005
	10.378340	11.654511	12.30%	73,604	2004
	7.324037	10.378340	41.70%	100,682	2003
	9.292160	7.324037	-21.18%	111,415	2002
	11.928989	9.292160	-22.10%	141,135	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.986711	10.033227	11.65%	0	2010
	7.195403	8.986711	24.90%	0	2009
	12.976207	7.195403	-44.55%	125	2008
	11.204018	12.976207	15.82%	7,622	2007
	9.613928	11.204018	16.54%	2,025	2006
	8.179347	9.613928	17.54%	2,884	2005
	7.294899	8.179347	12.12%	2,917	2004
	5.154083	7.294899	41.54%	6,563	2003
	6.548392	5.154083	-21.29%	7,225	2002
	8.394882	6.548392	-22.00%	10,828	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	12.148209	13.562451	11.64%	3,716	2010
	9.728293	12.148209	24.88%	3,901	2009
	17.539533	9.728293	-44.54%	4,026	2008
	15.143205	17.539533	15.82%	13,005	2007
	12.989613	15.143205	16.58%	7,422	2006
	11.055128	12.989613	17.50%	16,359	2005
	10.000000	11.055128	10.55%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.261992	13.711835	11.82%	1,712	2010
	9.796874	12.261992	25.16%	2,691	2009
	17.641945	9.796874	-44.47%	3,810	2008
	15.210164	17.641945	15.99%	4,968	2007
	13.031918	15.210164	16.71%	6,111	2006
	11.074065	13.031918	17.68%	8,542	2005
	10.000000	11.074065	10.74%	10,444	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	10.215316	11.900539	16.50%	184	2010
	7.252624	10.215316	40.85%	184	2009
	13.708178	7.252624	-47.09%	1,416	2008
	13.583680	13.708178	0.92%	1,504	2007
	11.983124	13.583680	13.36%	1,544	2006
	11.415543	11.983124	4.97%	2,693	2005
	10.386633	11.415543	9.91%	1,624	2004
	7.828991	10.386633	32.67%	455	2003
	9.393264	7.828991	-16.65%	1,099	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	10.084142	11.726114	16.28%	4,478	2010
	7.171560	10.084142	40.61%	5,102	2009
	13.573179	7.171560	-47.16%	5,102	2008
	13.467426	13.573179	0.79%	9,867	2007
	11.895944	13.467426	13.21%	0	2006
	11.358814	11.895944	4.73%	0	2005
	10.348452	11.358814	9.76%	2,053	2004
	7.819367	10.348452	32.34%	2,053	2003
	9.393276	7.819367	-16.76%	2,053	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.812342	16.031778	25.13%	0	2010
	8.226531	12.812342	55.74%	0	2009
	17.028385	8.226531	-51.69%	0	2008
	16.297460	17.028385	4.48%	0	2007
	14.174098	16.297460	14.98%	0	2006
	13.967283	14.174098	1.48%	0	2005
	12.383355	13.967283	12.79%	0	2004
	7.931155	12.383355	56.14%	0	2003
	10.000000	7.931155	-20.69%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.974931	14.970128	25.01%	6,364	2010
	7.700790	11.974931	55.50%	4,705	2009
	15.976167	7.700790	-51.80%	784	2008
	15.313385	15.976167	4.33%	5,881	2007
	13.339953	15.313385	14.79%	9,812	2006
	13.161718	13.339953	1.35%	5,280	2005
	11.684334	13.161718	12.64%	22,173	2004
	7.503774	11.684334	55.71%	4,042	2003
	10.000000	7.503774	-24.96%	1,310	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.773473	14.089420	19.67%	0	2010
	10.111387	11.773473	16.44%	0	2009
	13.987405	10.111387	-27.71%	0	2008
	14.486358	13.987405	-3.44%	0	2007
	12.466872	14.486358	16.20%	0	2006
	12.151319	12.466872	2.60%	0	2005
	11.038418	12.151319	10.08%	0	2004
	8.932971	11.038418	23.57%	0	2003
	10.000000	8.932971	-10.67%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.518401	9.293298	9.10%	0	2010
	6.609350	8.518401	28.88%	0	2009
	10.000000	6.609350	-33.91%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.527883	15.622523	7.53%	374	2010
	10.690166	14.527883	35.90%	374	2009
	18.077045	10.690166	-40.86%	374	2008
	15.778652	18.077045	14.57%	374	2007
	13.102663	15.778652	20.42%	374	2006
	11.985661	13.102663	9.32%	374	2005
	10.189721	11.985661	17.63%	374	2004
	7.768839	10.189721	31.16%	0	2003
	10.000000	7.768839	-22.31%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.715664	9.935547	14.00%	109	2010
	7.296465	8.715664	19.45%	191	2009
	12.852542	7.296465	-43.23%	295	2008
	11.625637	12.852542	10.55%	375	2007
	11.077579	11.625637	4.95%	913	2006
	10.310341	11.077579	7.44%	381	2005
	9.799183	10.310341	5.22%	479	2004
	7.665944	9.799183	27.83%	594	2003
	10.000000	7.665944	-23.34%	425	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	12.066781	14.182328	17.53%	0	2010
	8.565520	12.066781	40.88%	0	2009
	16.341251	8.565520	-47.58%	0	2008
	14.899786	16.341251	9.67%	0	2007
	12.922631	14.899786	15.30%	0	2006
	11.914900	12.922631	8.46%	0	2005
	10.425400	11.914900	14.29%	0	2004
	7.783775	10.425400	33.94%	0	2003
	10.000000	7.783775	-22.16%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	11.070285	12.977557	17.23%	0	2010
	7.879255	11.070285	40.50%	738	2009
	15.061020	7.879255	-47.68%	2,680	2008
	13.769284	15.061020	9.38%	2,777	2007
	11.969237	13.769284	15.04%	2,816	2006
	11.070124	11.969237	8.12%	2,176	2005
	10.000000	11.070124	10.70%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.175067	11.030355	8.41%	0	2010
	8.014968	10.175067	26.95%	0	2009
	11.595080	8.014968	-30.88%	0	2008
	10.839019	11.595080	6.98%	0	2007
	10.000000	10.839019	8.39%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	10.085756	10.902946	8.10%	0	2010
	7.964193	10.085756	26.64%	0	2009
	11.551306	7.964193	-31.05%	0	2008
	10.821915	11.551306	6.74%	0	2007
	10.000000	10.821915	8.22%	7,210	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.411115	19.400585	11.43%	105	2010
	13.042465	17.411115	33.50%	184	2009
	22.170311	13.042465	-41.17%	284	2008
	19.578283	22.170311	13.24%	362	2007
	15.471764	19.578283	26.54%	367	2006
	13.283870	15.471764	16.47%	367	2005
	10.852326	13.283870	22.41%	367	2004
	8.528435	10.852326	27.25%	1,040	2003
	10.000000	8.528435	-14.72%	1,048	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	14.120497	15.944190	12.92%	0	2010
	10.959279	14.120497	28.85%	0	2009
	15.494703	10.959279	-29.27%	0	2008
	14.294961	15.494703	8.39%	0	2007
	12.986306	14.294961	10.08%	0	2006
	12.194944	12.986306	6.49%	0	2005
	10.828103	12.194944	12.62%	0	2004
	8.595219	10.828103	25.98%	0	2003
	10.000000	8.595219	-14.05%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.575938	11.329346	18.31%	210	2010
	5.842418	9.575938	63.90%	210	2009
	11.603539	5.842418	-49.65%	641	2008
	10.053985	11.603539	15.41%	5,593	2007
	9.900523	10.053985	1.55%	281	2006
	9.295306	9.900523	6.51%	535	2005
	8.797708	9.295306	5.66%	1,908	2004
	6.998845	8.797708	25.70%	2,654	2003
	10.000000	6.998845	-30.01%	1,591	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	11.182029	12.801370	14.48%	2,301	2010
	8.800646	11.182029	27.06%	2,834	2009
	13.854134	8.800646	-36.48%	6,017	2008
	14.335726	13.854134	-3.36%	15,805	2007
	12.484346	14.335726	14.83%	30,396	2006
	12.118416	12.484346	3.02%	37,695	2005
	10.429413	12.118416	16.19%	33,488	2004
	8.060018	10.429413	29.40%	12,618	2003
	10.000000	8.060018	-19.40%	3,762	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.881573	12.776814	7.53%	8,595	2010
	10.000000	11.881573	18.82%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	10.135324	11.247643	10.97%	977	2010
	7.363899	10.135324	37.64%	1,069	2009
	11.809168	7.363899	-37.64%	1,172	2008
	10.749996	11.809168	9.85%	1,475	2007
	10.124236	10.749996	6.18%	6,214	2006
	9.816454	10.124236	3.14%	6,292	2005
	9.102738	9.816454	7.84%	12,885	2004
	7.503215	9.102738	21.32%	13,467	2003
	10.000000	7.503215	-24.97%	423	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.270430	9.295148	27.85%	506	2010
	5.201819	7.270430	39.77%	521	2009
	10.860457	5.201819	-52.10%	521	2008
	10.023184	10.860457	8.35%	742	2007
	9.901813	10.023184	1.23%	742	2006
	9.728607	9.901813	1.78%	813	2005
	8.595842	9.728607	13.18%	3,240	2004
	6.359051	8.595842	35.17%	3,031	2003
	10.000000	6.359051	-36.41%	7,146	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.375901	15.302157	34.51%	732	2010
	7.056524	11.375901	61.21%	236	2009
	11.791454	7.056524	-40.16%	318	2008
	11.654924	11.791454	1.17%	593	2007
	10.429677	11.654924	11.75%	2,814	2006
	10.035156	10.429677	3.93%	12,213	2005
	9.548727	10.035156	5.09%	783	2004
	7.232192	9.548727	32.03%	5,038	2003
	10.000000	7.232192	-27.68%	451	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.964936	14.267801	10.05%	6,635	2010
	10.700192	12.964936	21.17%	8,546	2009
	16.078318	10.700192	-33.45%	7,981	2008
	15.102993	16.078318	6.46%	8,297	2007
	12.665632	15.102993	19.24%	14,079	2006
	12.022191	12.665632	5.35%	3,968	2005
	10.581086	12.022191	13.62%	4,175	2004
	8.574784	10.581086	23.40%	6,609	2003
	10.000000	8.574784	-14.25%	3,381	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.767727	7.68%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.691855	12.789947	9.39%	10,755	2010
	9.40594	11.691855	24.30%	6,019	2009
	13.402728	9.40594	-31.10%	2,041	2008
	12.672517	13.402728	5.76%	2,003	2007
	11.598094	12.672517	9.26%	5,108	2006
	11.270454	11.598094	2.91%	5,361	2005
	10.751588	11.270454	4.83%	5,626	2004
	9.264070	10.751588	16.06%	4,104	2003
	10.000000	9.264070	-7.36%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	11.158301	13.564681	21.57%	0	2010
	8.580237	11.158301	30.05%	0	2009
	14.319374	8.580237	-40.08%	955	2008
	13.448279	14.319374	6.48%	955	2007
	11.952742	13.448279	12.51%	955	2006
	11.304090	11.952742	5.74%	955	2005
	10.000000	11.304090	13.04%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.463440	13.954566	11.96%	0	2010
	10.000000	12.463440	24.63%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.342382	10.355268	10.84%	6,304	2010
	7.650257	9.342382	22.12%	9,986	2009
	11.009718	7.650257	-30.51%	9,603	2008
	10.483365	11.009718	5.02%	3,681	2007
	10.000000	10.483365	4.83%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.553506	11.068248	4.88%	2,510	2010
	9.510049	10.553506	10.97%	1,785	2009
	10.663696	9.510049	-10.82%	5,725	2008
	10.465384	10.663696	1.89%	6,263	2007
	10.000000	10.465384	4.65%	4,093	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.364857	11.415074	10.13%	4,402	2010
	7.397298	10.364857	40.12%	4,463	2009
	12.183081	7.397298	-39.28%	3,767	2008
	10.766487	12.183081	13.16%	481	2007
	10.000000	10.766487	7.66%	260	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.637900	10.102292	16.95%	562	2010
	6.290124	8.637900	37.32%	637	2009
	11.395152	6.290124	-44.80%	2,560	2008
	10.292123	11.395152	10.72%	6,015	2007
	10.000000	10.292123	2.92%	5,839	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.784737	8.548465	9.81%	481	2010
	6.019832	7.784737	29.32%	481	2009
	9.822744	6.019832	-38.72%	0	2008
	10.000000	9.822744	-1.77%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	12.025719	13.465501	11.97%	0	2010
	8.319610	12.025719	44.55%	0	2009
	11.693614	8.319610	-28.85%	0	2008
	11.455462	11.693614	2.08%	0	2007
	10.467295	11.455462	9.44%	0	2006
	10.000000	10.467295	4.67%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.746461	8.844504	14.17%	0	2010
	5.118002	7.746461	51.36%	0	2009
	10.000000	5.118002	-48.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.984850	9.764175	22.28%	0	2010
	6.134943	7.984850	30.15%	0	2009
	10.000000	6.134943	-38.65%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.966315	9.740004	22.26%	0	2010
	6.133036	7.966315	29.89%	0	2009
	10.000000	6.133036	-38.67%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.140741	9.260039	13.75%	0	2010
	6.367935	8.140741	27.84%	0	2009
	10.000000	6.367935	-36.32%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.405466	10.275186	9.25%	0	2010
	7.932892	9.405466	18.56%	0	2009
	10.000000	7.932892	-20.67%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.857611	9.850488	11.21%	0	2010
	7.209508	8.857611	22.86%	0	2009
	10.000000	7.209508	-27.90%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.160215	10.737241	5.68%	0	2010
	9.085119	10.160215	11.83%	0	2009
	10.000000	9.085119	-9.15%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.131965	10.063573	10.20%	2,242	2010
	7.567920	9.131965	20.67%	2,357	2009
	10.000000	7.567920	-24.32%	2,357	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.574368	9.613723	12.12%	0	2010
	6.845834	8.574368	25.25%	0	2009
	10.000000	6.845834	-31.54%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.680631	10.444335	7.89%	0	2010
	8.313515	9.680631	16.44%	0	2009
	10.000000	8.313515	-16.86%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.630137	11.260758	5.93%	0	2010
	9.875451	10.630137	7.64%	0	2009
	10.000000	9.875451	-1.25%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.587733	11.186669	5.66%	946	2010
	9.853568	10.587733	7.45%	0	2009
	10.000000	9.853568	-1.46%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.359380	12.152136	6.98%	0	2010
	9.859397	11.359380	15.21%	216	2009
	10.000000	9.859397	-1.41%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.717332	30.643706	14.70%	1,857	2010
	16.555917	26.717332	61.38%	1,857	2009
	39.771198	16.555917	-58.37%	0	2008
	27.684411	39.771198	43.66%	1,103	2007
	20.524022	27.684411	34.89%	2,021	2006
	15.673744	20.524022	30.95%	2,021	2005
	13.152150	15.673744	19.17%	2,162	2004
	8.071891	13.152150	62.94%	2,483	2003
	10.000000	8.071891	-19.28%	946	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	20.198520	23.162086	14.67%	14,427	2010
	12.516410	20.198520	61.38%	13,103	2009
	30.019962	12.516410	-58.31%	8,729	2008
	20.859511	30.019962	43.91%	13,408	2007
	15.437027	20.859511	35.13%	19,682	2006
	11.774920	15.437027	31.10%	42,942	2005
	10.000000	11.774920	17.75%	513	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.445366	13.940375	3.68%	28,155	2010
	13.232314	13.445366	1.61%	27,612	2009
	12.414394	13.232314	6.59%	35,390	2008
	11.708684	12.414394	6.03%	17,612	2007
	11.450017	11.708684	2.26%	19,427	2006
	11.205498	11.450017	2.18%	27,143	2005
	10.966647	11.205498	2.18%	36,143	2004
	10.865679	10.966647	0.93%	40,137	2003
	10.000000	10.865679	8.66%	59,043	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	7.005626	7.833485	11.82%	0	2010
	5.469221	7.005626	28.09%	0	2009
	10.000000	5.469221	-45.31%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.466690	14.140434	13.43%	11,639	2010
	9.904416	12.466690	25.87%	3,597	2009
	15.848926	9.904416	-37.51%	3,597	2008
	15.117287	15.848926	4.84%	3,597	2007
	13.072210	15.117287	15.64%	17,040	2006
	12.239747	13.072210	6.80%	467	2005
	10.848035	12.239747	12.83%	2,192	2004
	8.313690	10.848035	30.48%	0	2003
	10.000000	8.313690	-16.86%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.558545	12.559714	8.66%	0	2010
	10.000000	11.558545	15.59%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.118836	13.434287	10.85%	0	2010
	10.000000	12.118836	21.19%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.362126	12.953138	4.78%	10,122	2010
	11.452870	12.362126	7.94%	11,634	2009
	12.316183	11.452870	-7.01%	12,036	2008
	11.811964	12.316183	4.27%	7,549	2007
	11.243892	11.811964	5.05%	4,704	2006
	10.999151	11.243892	2.23%	22,554	2005
	10.621705	10.999151	3.55%	25,304	2004
	9.947886	10.621705	6.77%	15,007	2003
	10.000000	9.947886	-0.52%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.581377	13.807989	9.75%	19,227	2010
	10.672629	12.581377	17.88%	33,519	2009
	14.043429	10.672629	-24.00%	33,509	2008
	13.433029	14.043429	4.54%	56,899	2007
	12.191118	13.433029	10.19%	82,418	2006
	11.695127	12.191118	4.24%	76,654	2005
	10.790263	11.695127	8.39%	108,296	2004
	9.083363	10.790263	18.79%	7,530	2003
	10.000000	9.083363	-9.17%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.672954	14.149351	11.65%	5,885	2010
	10.295991	12.672954	23.09%	6,197	2009
	15.166189	10.295991	-32.11%	4,288	2008
	14.439904	15.166189	5.03%	5,923	2007
	12.740207	14.439904	13.34%	9,278	2006
	12.024631	12.740207	5.95%	7,311	2005
	10.841205	12.024631	10.92%	7,788	2004
	8.651160	10.841205	25.32%	0	2003
	10.000000	8.651160	-13.49%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.630959	13.562782	7.38%	9,701	2010
	11.142496	12.630959	13.36%	10,549	2009
	13.254832	11.142496	-15.94%	8,996	2008
	12.654754	13.254832	4.74%	6,858	2007
	11.795191	12.654754	7.29%	2,698	2006
	11.408246	11.795191	3.39%	5,040	2005
	10.759060	11.408246	6.03%	8,067	2004
	9.563157	10.759060	12.51%	25,002	2003
	10.000000	9.563157	-4.37%	7,545	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.837935	17.280443	24.88%	0	2010
	10.226107	13.837935	35.32%	0	2009
	16.265808	10.226107	-37.13%	0	2008
	15.283947	16.265808	6.42%	0	2007
	14.055679	15.283947	8.74%	0	2006
	12.671316	14.055679	10.93%	0	2005
	11.065004	12.671316	14.52%	0	2004
	8.304631	11.065004	33.24%	0	2003
	10.000000	8.304631	-16.95%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.996885	16.186930	24.54%	1,333	2010
	9.622500	12.996885	35.07%	628	2009
	15.342196	9.622500	-37.28%	2,046	2008
	14.441308	15.342196	6.24%	5,666	2007
	13.298521	14.441308	8.59%	7,534	2006
	12.010284	13.298521	10.73%	14,075	2005
	10.508426	12.010284	14.29%	2,559	2004
	7.907673	10.508426	32.89%	7,985	2003
	10.000000	7.907673	-20.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.831770	10.718057	-1.05%	41,963	2010
	10.942117	10.831770	-1.01%	38,669	2009
	10.835698	10.942117	0.98%	73,977	2008
	10.450453	10.835698	3.69%	36,911	2007
	10.103332	10.450453	3.44%	47,073	2006
	9.944911	10.103332	1.59%	85,628	2005
	9.969550	9.944911	-0.25%	76,842	2004
	10.012697	9.969550	-0.43%	65,546	2003
	10.000000	10.012697	0.13%	51,763	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.190204	9.223066	12.61%	0	2010
	6.081303	8.190204	34.68%	0	2009
	10.000000	6.081303	-39.19%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.796413	11.336108	5.00%	0	2010
	8.403514	10.796413	28.47%	0	2009
	15.825138	8.403514	-46.90%	0	2008
	15.538476	15.825138	1.84%	0	2007
	12.792957	15.538476	21.46%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.637300	11.141469	4.74%	2,031	2010
	8.301809	10.637300	28.13%	2,031	2009
	15.668214	8.301809	-47.01%	4,611	2008
	15.419325	15.668214	1.61%	8,882	2007
	12.730152	15.419325	21.12%	13,255	2006
	11.506947	12.730152	10.63%	12,513	2005
	10.000000	11.506947	15.07%	4,118	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.083927	9.227618	14.15%	0	2010
	6.315863	8.083927	27.99%	0	2009
	10.000000	6.315863	-36.84%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.947674	8.866617	11.56%	9,361	2010
	6.303974	7.947674	26.07%	10,191	2009
	10.000000	6.303974	-36.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.806045	9.768575	25.14%	0	2010
	6.226065	7.806045	25.38%	0	2009
	10.000000	6.226065	-37.74%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.663025	10.255010	18.38%	0	2010
	6.710343	8.663025	29.10%	0	2009
	10.000000	6.710343	-32.90%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.344615	10.329936	23.79%	1,470	2010
	6.630538	8.344615	25.85%	1,597	2009
	12.533752	6.630538	-47.10%	1,923	2008
	11.568434	12.533752	8.34%	981	2007
	11.351949	11.568434	1.91%	1,497	2006
	10.648377	11.351949	6.61%	9,361	2005
	9.509171	10.648377	11.98%	2,121	2004
	7.168359	9.509171	32.65%	1,823	2003
	10.000000	7.168359	-28.32%	2,492	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.644698	15.840799	25.28%	0	2010
	10.124674	12.644698	24.89%	0	2009
	15.081190	10.124674	-32.87%	0	2008
	16.370754	15.081190	-7.88%	0	2007
	14.104766	16.370754	16.07%	0	2006
	13.829059	14.104766	1.99%	0	2005
	11.914703	13.829059	16.07%	0	2004
	7.676517	11.914703	55.21%	0	2003
	10.000000	7.676517	-23.23%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.528853	14.428045	25.15%	4,766	2010
	9.257240	11.528853	24.54%	3,419	2009
	13.819250	9.257240	-33.01%	3,513	2008
	15.055018	13.819250	-8.21%	11,267	2007
	12.992956	15.055018	15.87%	26,053	2006
	12.775132	12.992956	1.71%	28,313	2005
	11.035100	12.775132	15.77%	29,543	2004
	7.128347	11.035100	54.81%	24,393	2003
	10.000000	7.128347	-28.72%	10,005	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.728282	17.023705	24.00%	0	2010
	10.299738	13.728282	33.29%	0	2009
	16.840357	10.299738	-38.84%	0	2008
	16.664715	16.840357	1.05%	0	2007
	15.031518	16.664715	10.87%	0	2006
	13.524702	15.031518	11.14%	0	2005
	11.483710	13.524702	17.77%	0	2004
	8.230021	11.483710	39.53%	0	2003
	10.000000	8.230021	-17.70%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.842985	17.119350	23.67%	304	2010
	10.406840	13.842985	33.02%	931	2009
	17.061158	10.406840	-39.00%	2,276	2008
	16.922573	17.061158	0.82%	2,528	2007
	15.303222	16.922573	10.58%	4,019	2006
	13.807416	15.303222	10.83%	1,983	2005
	11.747303	13.807416	17.54%	11,626	2004
	8.442986	11.747303	39.14%	16,638	2003
	10.000000	8.442986	-15.57%	4,096	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.189404	9.175009	12.04%	0	2010
	6.591688	8.189404	24.24%	0	2009
	11.409283	6.591688	-42.23%	0	2008
	10.687410	11.409283	6.75%	0	2007
	10.000000	10.687410	6.87%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.224001	9.279850	28.46%	13,186	2010
	5.593752	7.224001	29.14%	12,794	2009
	10.000000	5.593752	-44.06%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.464519	10.605217	1.34%	0	2010
	9.873597	10.464519	5.98%	0	2009
	10.000000	9.873597	-1.26%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.322868	14.664577	10.07%	0	2010
	10.000000	13.322868	33.23%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.968302	13.961417	7.66%	0	2010
	10.000000	12.968302	29.68%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.946463	13.901642	7.38%	173,436	2010
	10.000000	12.946463	29.46%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.942918	13.619829	5.23%	0	2010
	10.000000	12.942918	29.43%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	13.129943	15.067603	14.76%	0	2010
	9.498596	13.129943	38.23%	0	2009
	16.051179	9.498596	-40.82%	0	2008
	15.255591	16.051179	5.22%	0	2007
	13.099862	15.255591	16.46%	0	2006
	11.578402	13.099862	13.14%	0	2005
	10.000000	11.578402	15.78%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.948199	14.819748	14.45%	19,385	2010
	9.388404	12.948199	37.92%	19,833	2009
	15.905556	9.388404	-40.97%	21,098	2008
	15.156963	15.905556	4.94%	24,602	2007
	13.047244	15.156963	16.17%	31,255	2006
	11.561258	13.047244	12.85%	48,902	2005
	10.000000	11.561258	15.61%	4,602	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.985304	17.195348	14.75%	0	2010
	10.835018	14.985304	38.30%	0	2009
	18.307769	10.835018	-40.82%	0	2008
	17.403348	18.307769	5.20%	0	2007
	14.943675	17.403348	16.46%	0	2006
	13.211508	14.943675	13.11%	0	2005
	11.204513	13.211508	17.91%	0	2004
	7.917226	11.204513	41.52%	0	2003
	10.000000	7.917226	-20.83%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.714021	16.845914	14.49%	231	2010
	10.670734	14.714021	37.89%	1,008	2009
	18.073216	10.670734	-40.96%	1,008	2008
	17.218944	18.073216	4.96%	1,008	2007
	14.826709	17.218944	16.13%	1,008	2006
	13.136583	14.826709	12.87%	3,895	2005
	11.167671	13.136583	17.63%	4,138	2004
	7.900050	11.167671	41.36%	6,386	2003
	10.000000	7.900050	-21.00%	4,993	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	15.124262	17.176269	13.57%	25,928	2010
	12.908525	15.124262	17.16%	9,786	2009
	15.255259	12.908525	-15.38%	8,821	2008
	14.073684	15.255259	8.40%	18,923	2007
	13.263210	14.073684	6.11%	15,254	2006
	13.079309	13.263210	1.41%	24,379	2005
	12.189991	13.079309	7.30%	15,542	2004
	10.515050	12.189991	15.93%	18,088	2003
	10.000000	10.515050	5.15%	7,780	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.513024	2.851803	13.48%	0	2010
	2.003666	2.513024	25.42%	0	2009
	9.593074	2.003666	-79.11%	0	2008
	10.000000	9.593074	-4.07%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.611754	4.103241	13.61%	0	2010
	2.912673	3.611754	24.00%	0	2009
	13.801890	2.912673	-78.90%	0	2008
	13.963333	13.801890	-1.16%	0	2007
	12.895895	13.963333	8.28%	0	2006
	12.737662	12.895895	1.24%	0	2005
	11.813545	12.737662	7.82%	0	2004
	9.631355	11.813545	22.66%	0	2003
	10.000000	9.631355	-3.69%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.400198	11.919682	14.61%	6,183	2010
	8.211751	10.400198	26.65%	1,234	2009
	13.521975	8.211751	-39.27%	1,214	2008
	13.121491	13.521975	3.05%	1,459	2007
	11.555026	13.121491	13.56%	1,667	2006
	11.043333	11.555026	4.63%	2,016	2005
	10.225367	11.043333	8.00%	2,028	2004
	8.173058	10.225367	25.11%	2,083	2003
	10.000000	8.173058	-18.27%	6,701	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	14.256010	17.408207	22.11%	639	2010
	10.501274	14.256010	35.76%	639	2009
	17.070554	10.501274	-38.48%	639	2008
	17.463965	17.070554	-2.25%	639	2007
	15.347061	17.463965	13.79%	639	2006
	14.109649	15.347061	8.77%	639	2005
	11.940481	14.109649	18.17%	639	2004
	8.358865	11.940481	42.85%	0	2003
	10.000000	8.358865	-16.41%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.109930	9.875050	21.76%	1,082	2010
	5.987593	8.109930	35.45%	58	2009
	9.760631	5.987593	-38.66%	113	2008
	10.004023	9.760631	-2.43%	653	2007
	10.000000	10.004023	0.04%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.889269	11.784787	8.22%	449	2010
	10.000000	10.889269	8.89%	449	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.968874	11.416548	4.08%	910	2010
	10.000000	10.968874	9.69%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.735341	13.281764	13.18%	0	2010
	9.136180	11.735341	28.45%	0	2009
	15.061669	9.136180	-39.34%	0	2008
	16.200708	15.061669	-7.03%	0	2007
	14.124764	16.200708	14.70%	0	2006
	13.565020	14.124764	4.13%	0	2005
	12.338004	13.565020	9.95%	0	2004
	10.000000	12.338004	23.38%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	12.230098	13.315058	8.87%	0	2010
	9.916958	12.230098	23.33%	0	2009
	17.881480	9.916958	-44.54%	0	2008
	16.676909	17.881480	7.22%	0	2007
	13.195632	16.676909	26.38%	0	2006
	11.885512	13.195632	11.02%	0	2005
	10.337449	11.885512	14.98%	0	2004
	8.128269	10.337449	27.18%	0	2003
	10.000000	8.128269	-18.72%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.892861	14.825841	24.66%	0	2010
	9.137712	11.892861	30.15%	0	2009
	15.229287	9.137712	-40.00%	0	2008
	17.634846	15.229287	-13.64%	0	2007
	15.193728	17.634846	16.07%	0	2006
	14.345748	15.193728	5.91%	0	2005
	11.486731	14.345748	24.89%	0	2004
	7.757281	11.486731	48.08%	0	2003
	10.000000	7.757281	-22.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.152431	14.525861	19.53%	0	2010
	7.493377	12.152431	62.18%	0	2009
	12.026750	7.493377	-37.69%	0	2008
	11.519162	12.026750	4.41%	0	2007
	11.040925	11.519162	4.33%	0	2006
	10.556790	11.040925	4.59%	0	2005
	10.157603	10.556790	3.93%	0	2004
	8.218225	10.157603	23.60%	0	2003
	10.000000	8.218225	-17.82%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.991934	11.622491	5.74%	0	2010
	10.155893	10.991934	8.23%	0	2009
	11.462089	10.155893	-11.40%	0	2008
	11.009855	11.462089	4.11%	0	2007
	10.743786	11.009855	2.48%	0	2006
	10.446519	10.743786	2.85%	0	2005
	10.144192	10.446519	2.98%	0	2004
	10.000000	10.144192	1.44%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.833410	18.33%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.109049	16.444292	25.44%	666	2010
	10.000000	13.109049	31.09%	0	2009*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	10.034302	11.194135	11.56%	59,375	2010
	8.430404	10.034302	19.03%	74,207	2009
	14.373500	8.430404	-41.35%	82,166	2008
	13.860584	14.373500	3.70%	86,416	2007
	11.979692	13.860584	15.70%	101,959	2006
	11.580332	11.979692	3.45%	115,073	2005
	10.527714	11.580332	10.00%	127,337	2004
	8.052943	10.527714	30.73%	106,783	2003
	10.000000	8.052943	-19.47%	59,854	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.354214	16.869829	3.15%	5,888	2010
	12.307472	16.354214	32.88%	11,434	2009
	26.638157	12.307472	-53.80%	16,861	2008
	25.511897	26.638157	4.41%	22,970	2007
	19.090479	25.511897	33.64%	26,169	2006
	16.565529	19.090479	15.24%	28,287	2005
	13.411564	16.565529	23.52%	30,535	2004
	9.420392	13.411564	42.37%	40,152	2003
	10.000000	9.420392	-5.80%	22,717	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.833678	10.681727	8.62%	24,881	2010
	7.252108	9.833678	35.60%	34,465	2009
	12.185099	7.252108	-40.48%	18,376	2008
	10.844913	12.185099	12.36%	23,393	2007
	11.035952	10.844913	-1.73%	22,082	2006
	9.716171	11.035952	13.58%	23,740	2005
	9.067537	9.716171	7.15%	26,290	2004
	7.431756	9.067537	22.01%	26,173	2003
	10.000000	7.431756	-25.68%	9,175	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.945053	19.962858	25.20%	56,635	2010
	11.301449	15.945053	41.09%	64,035	2009
	17.785000	11.301449	-36.46%	64,307	2008
	17.713317	17.785000	0.40%	91,978	2007
	15.682603	17.713317	12.95%	95,673	2006
	14.870443	15.682603	5.46%	92,488	2005
	12.627248	14.870443	17.76%	91,356	2004
	9.061970	12.627248	39.34%	85,518	2003
	10.000000	9.061970	-9.38%	51,914	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.088339	13.122397	8.55%	13,209	2010
	10.000000	12.088339	20.88%	1,482	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.423319	16.704505	24.44%	21,473	2010
	10.855792	13.423319	23.65%	25,963	2009
	15.888422	10.855792	-31.67%	31,052	2008
	16.172015	15.888422	-1.75%	33,464	2007
	14.291795	16.172015	13.16%	40,401	2006
	13.475585	14.291795	6.06%	39,190	2005
	11.178939	13.475585	20.54%	37,883	2004
	8.203773	11.178939	36.27%	24,732	2003
	10.000000	8.203773	-17.96%	10,417	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.543340	11.972345	13.55%	11,315	2010
	7.970211	10.543340	32.28%	14,826	2009
	12.289669	7.970211	-35.15%	15,267	2008
	11.529479	12.289669	6.59%	15,494	2007
	10.675178	11.529479	8.00%	15,754	2006
	10.416934	10.675178	2.48%	17,327	2005
	9.916881	10.416934	5.04%	18,668	2004
	7.957795	9.916881	24.62%	12,973	2003
	10.000000	7.957795	-20.42%	5,661	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.254334	12.782186	13.58%	49,268	2010
	9.007464	11.254334	24.94%	57,441	2009
	14.489404	9.007464	-37.83%	66,525	2008
	13.919906	14.489404	4.09%	75,250	2007
	12.185752	13.919906	14.23%	71,776	2006
	11.768772	12.185752	3.54%	72,591	2005
	10.755230	11.768772	9.42%	71,170	2004
	8.471828	10.755230	26.95%	51,888	2003
	10.000000	8.471828	-15.28%	15,922	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.519394	14.181654	13.28%	18,609	2010
	10.042970	12.519394	24.66%	15,657	2009
	16.201181	10.042970	-38.01%	19,015	2008
	15.603519	16.201181	3.83%	32,087	2007
	13.694236	15.603519	13.94%	32,003	2006
	13.258304	13.694236	3.29%	32,277	2005
	12.148139	13.258304	9.14%	42,153	2004
	10.000000	12.148139	21.48%	28,014	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.303052	11.515249	11.77%	36,888	2010
	9.197515	10.303052	12.02%	16,994	2009
	13.222722	9.197515	-30.44%	17,991	2008
	12.194819	13.222722	8.43%	17,378	2007
	10.649401	12.194819	14.51%	19,294	2006
	10.588023	10.649401	0.58%	22,006	2005
	9.995143	10.588023	5.93%	23,559	2004
	8.158267	9.995143	22.52%	25,334	2003
	10.000000	8.158267	-18.42%	1,904	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	16.242253	18.374069	13.13%	80,070	2010
	10.770734	16.242253	50.80%	90,521	2009
	14.735946	10.770734	-26.91%	77,048	2008
	14.440753	14.735946	2.04%	112,578	2007
	13.205460	14.440753	9.35%	129,025	2006
	13.055391	13.205460	1.15%	127,200	2005
	11.983060	13.055391	8.95%	135,600	2004
	9.948267	11.983060	20.45%	126,921	2003
	10.000000	9.948267	-0.52%	34,996	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.202492	14.167723	7.31%	128,402	2010
	11.084246	13.202492	19.11%	144,008	2009
	12.088524	11.084246	-8.31%	130,237	2008
	11.599239	12.088524	4.22%	136,352	2007
	11.260136	11.599239	3.01%	137,601	2006
	11.239211	11.260136	0.19%	159,891	2005
	10.967214	11.239211	2.48%	166,031	2004
	10.596893	10.967214	3.49%	133,282	2003
	10.000000	10.596893	5.97%	48,510	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	13.101189	14.030204	7.09%	151,970	2010
	11.024769	13.101189	18.83%	135,205	2009
	12.058127	11.024769	-8.57%	121,451	2008
	11.596886	12.058127	3.98%	163,123	2007
	11.283249	11.596886	2.78%	197,978	2006
	11.296895	11.283249	-0.12%	200,303	2005
	11.055516	11.296895	2.18%	208,388	2004
	10.703290	11.055516	3.29%	203,876	2003
	10.000000	10.703290	7.03%	48,698	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.701420	11.146839	14.90%	1,342	2010
	7.387149	9.701420	31.33%	1,363	2009
	11.648716	7.387149	-36.58%	1,382	2008
	9.908756	11.648716	17.56%	1,628	2007
	9.376464	9.908756	5.68%	2,448	2006
	9.134159	9.376464	2.65%	2,822	2005
	8.725053	9.134159	4.69%	3,211	2004
	7.163768	8.725053	21.79%	3,602	2003
	8.576262	7.163768	-16.47%	4,338	2002
	9.376200	8.576262	-8.53%	4,931	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.858618	10.165115	14.75%	4,041	2010
	6.764719	8.858618	30.95%	4,821	2009
	10.677883	6.764719	-36.65%	14,584	2008
	9.103786	10.677883	17.29%	12,435	2007
	8.624799	9.103786	5.55%	19,504	2006
	8.420272	8.624799	2.43%	23,673	2005
	8.060089	8.420272	4.47%	26,145	2004
	6.624331	8.060089	21.67%	28,169	2003
	7.957427	6.624331	-16.75%	30,507	2002
	8.708322	7.957427	-8.62%	35,033	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.647590	13.148532	12.89%	0	2010
	9.133764	11.647590	27.52%	0	2009
	12.974835	9.133764	-29.60%	0	2008
	11.373205	12.974835	14.08%	0	2007
	10.723471	11.373205	6.06%	0	2006
	10.432617	10.723471	2.79%	0	2005
	10.012099	10.432617	4.20%	0	2004
	8.585970	10.012099	16.61%	0	2003
	9.524678	8.585970	-9.86%	0	2002
	10.058144	9.524678	-5.30%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.821684	12.197143	12.71%	4,785	2010
	8.497940	10.821684	27.34%	5,782	2009
	12.086240	8.497940	-29.69%	8,287	2008
	10.611202	12.086240	13.90%	18,564	2007
	10.014282	10.611202	5.96%	37,037	2006
	9.756492	10.014282	2.64%	39,937	2005
	9.379376	9.756492	4.02%	46,276	2004
	8.060003	9.379376	16.37%	47,187	2003
	8.958520	8.060003	-10.03%	47,007	2002
	9.474016	8.958520	-5.44%	93,466	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.894668	12.713151	16.69%	3,384	2010
	7.961882	10.894668	36.84%	3,456	2009
	12.201942	7.961882	-34.75%	3,481	2008
	11.330152	12.201942	7.69%	3,274	2007
	10.261440	11.330152	10.41%	9,191	2006
	9.824167	10.261440	4.45%	12,316	2005
	9.422525	9.824167	4.26%	12,732	2004
	8.106438	9.422525	16.24%	13,554	2003
	8.983020	8.106438	-9.76%	15,756	2002
	9.242848	8.983020	-2.81%	19,383	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.170222	13.009033	16.46%	54,048	2010
	8.165294	11.170222	36.80%	64,917	2009
	12.537557	8.165294	-34.87%	64,534	2008
	11.660967	12.537557	7.52%	31,093	2007
	10.574380	11.660967	10.28%	32,840	2006
	10.131737	10.574380	4.37%	52,357	2005
	9.742992	10.131737	3.99%	57,052	2004
	8.390416	9.742992	16.12%	62,775	2003
	9.315980	8.390416	-9.94%	68,200	2002
	9.599804	9.315980	-2.96%	70,419	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.818362	9.129233	16.77%	0	2010
	5.816359	7.818362	34.42%	0	2009
	9.999870	5.816359	-41.84%	0	2008
	9.456762	9.999870	5.74%	0	2007
	8.387874	9.456762	12.74%	0	2006
	7.010141	8.387874	19.65%	0	2005
	6.998880	7.010141	0.16%	0	2004
	5.653291	6.998880	23.80%	0	2003
	6.161368	5.653291	-8.25%	0	2002
	8.726694	6.161368	-29.40%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.700616	8.985751	16.69%	45,504	2010
	5.734111	7.700616	34.29%	46,175	2009
	9.885308	5.734111	-41.99%	37,128	2008
	9.365570	9.885308	5.55%	34,184	2007
	8.320048	9.365570	12.57%	31,456	2006
	6.970968	8.320048	19.35%	32,664	2005
	6.959264	6.970968	0.17%	40,479	2004
	5.633286	6.959264	23.54%	22,486	2003
	6.161373	5.633286	-8.57%	23,916	2002
	8.726696	6.161373	-29.40%	29,104	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.937302	11.310916	13.82%	121,569	2010
	7.727243	9.937302	28.60%	142,109	2009
	13.636949	7.727243	-43.34%	134,602	2008
	13.596710	13.636949	0.30%	170,449	2007
	11.448642	13.596710	18.76%	185,495	2006
	10.945410	11.448642	4.60%	186,603	2005
	9.936154	10.945410	10.16%	167,288	2004
	7.715073	9.936154	28.79%	124,785	2003
	9.398499	7.715073	-17.91%	44,029	2002
	10.013214	9.398499	-6.14%	33,834	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.635652	12.087828	13.65%	290,820	2010
	8.279659	10.635652	28.46%	323,494	2009
	14.639361	8.279659	-43.44%	347,001	2008
	14.617071	14.639361	0.15%	387,660	2007
	12.323277	14.617071	18.61%	460,739	2006
	11.802507	12.323277	4.41%	502,234	2005
	10.728580	11.802507	10.01%	542,089	2004
	8.342645	10.728580	28.60%	511,013	2003
	10.181917	8.342645	-18.06%	362,934	2002
	10.863547	10.181917	-6.27%	248,989	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.676210	9.838991	13.40%	0	2010
	6.898908	8.676210	25.76%	0	2009
	11.980689	6.898908	-42.42%	0	2008
	10.816591	11.980689	10.76%	0	2007
	9.677445	10.816591	11.77%	2,356	2006
	9.099777	9.677445	6.35%	7,433	2005
	8.700405	9.099777	4.59%	11,054	2004
	7.117460	8.700405	22.24%	22,068	2003
	8.638736	7.117460	-17.61%	25,594	2002
	9.583526	8.638736	-9.86%	39,135	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.763483	9.927983	13.29%	114,546	2010
	6.976259	8.763483	25.62%	125,301	2009
	12.140690	6.976259	-42.54%	109,970	2008
	10.975048	12.140690	10.62%	118,100	2007
	9.832709	10.975048	11.62%	140,334	2006
	9.256762	9.832709	6.22%	162,620	2005
	8.869787	9.256762	4.36%	196,043	2004
	7.265105	8.869787	22.09%	186,694	2003
	8.834091	7.265105	-17.76%	120,836	2002
	9.817168	8.834091	-10.01%	128,141	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.504814	9.207873	22.69%	6,811	2010
	5.921509	7.504814	26.74%	6,923	2009
	11.347254	5.921509	-47.82%	8,566	2008
	9.043977	11.347254	25.47%	8,956	2007
	8.567534	9.043977	5.56%	30,765	2006
	8.197495	8.567534	4.51%	33,996	2005
	8.026714	8.197495	2.13%	38,855	2004
	6.112223	8.026714	31.32%	46,045	2003
	8.854191	6.112223	-30.97%	51,465	2002
	10.882393	8.854191	-18.64%	65,429	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.760765	7.056954	22.50%	265,875	2010
	4.551891	5.760765	26.56%	308,805	2009
	8.734977	4.551891	-47.89%	368,585	2008
	6.973525	8.734977	25.26%	402,944	2007
	6.616041	6.973525	5.40%	481,651	2006
	6.340535	6.616041	4.35%	579,624	2005
	6.216933	6.340535	1.99%	675,141	2004
	4.742706	6.216933	31.08%	725,478	2003
	6.879860	4.742706	-31.06%	607,697	2002
	8.470211	6.879860	-18.78%	548,258	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.745146	10.784360	23.32%	0	2010
	6.328280	8.745146	38.19%	0	2009
	12.515825	6.328280	-49.44%	0	2008
	10.769740	12.515825	16.21%	0	2007
	10.043252	10.769740	7.23%	0	2006
	9.404296	10.043252	6.79%	0	2005
	8.626621	9.404296	9.01%	0	2004
	6.685007	8.626621	29.04%	0	2003
	9.176015	6.685007	-27.15%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.551810	10.545342	23.31%	14,288	2010
	6.206166	8.551810	37.80%	20,381	2009
	12.281255	6.206166	-49.47%	29,028	2008
	10.585392	12.281255	16.02%	25,998	2007
	9.883331	10.585392	7.10%	27,463	2006
	9.274989	9.883331	6.56%	27,883	2005
	8.528560	9.274989	8.75%	28,875	2004
	6.618910	8.528560	28.85%	28,291	2003
	9.120319	6.618910	-27.43%	23,397	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.763396	12.112751	12.54%	1,788	2010
	7.569530	10.763396	42.19%	1,857	2009
	10.213661	7.569530	-25.89%	2,091	2008
	10.060613	10.213661	1.52%	2,320	2007
	9.149492	10.060613	9.96%	7,340	2006
	9.023304	9.149492	1.40%	8,044	2005
	8.334567	9.023304	8.26%	10,498	2004
	6.637154	8.334567	25.57%	12,055	2003
	6.476636	6.637154	2.48%	10,496	2002
	7.433364	6.476636	-12.87%	19,257	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.481130	12.907371	12.42%	63,168	2010
	8.091811	11.481130	41.89%	60,074	2009
	10.929686	8.091811	-25.96%	74,792	2008
	10.777907	10.929686	1.41%	133,295	2007
	9.815349	10.777907	9.81%	192,653	2006
	9.699927	9.815349	1.19%	186,233	2005
	8.966435	9.699927	8.18%	224,337	2004
	7.152519	8.966435	23.56%	266,189	2003
	7.001121	7.152519	2.16%	153,962	2002
	8.038536	7.001121	-12.91%	143,516	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.314278	11.607661	12.54%	24,777	2010
	7.267701	10.314278	41.92%	20,593	2009
	9.822055	7.267701	-26.01%	29,607	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.314278	11.607661	12.54%	24,777	2010
	7.267701	10.314278	41.92%	20,593	2009
	9.822055	7.267701	-26.01%	29,607	2008
	10.000000	9.822055	-1.78%	23,244	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.716109	9.915318	13.76%	88,748	2010
	6.960986	8.716109	25.21%	97,795	2009
	11.171925	6.960986	-37.69%	121,866	2008
	10.714085	11.171925	4.27%	98,723	2007
	9.360586	10.714085	14.46%	160,510	2006
	9.028863	9.360586	3.67%	226,946	2005
	8.253205	9.028863	9.40%	260,086	2004
	6.498715	8.253205	27.00%	318,907	2003
	8.451416	6.498715	-23.11%	389,180	2002
	9.722536	8.451416	-13.07%	512,540	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	16.011871	17.071712	6.62%	46,035	2010
	13.990245	16.011871	14.45%	57,315	2009
	14.620954	13.990245	-4.31%	73,944	2008
	14.168522	14.620954	3.19%	61,253	2007
	13.728611	14.168522	3.20%	137,263	2006
	13.583174	13.728611	1.07%	151,590	2005
	13.148426	13.583174	3.31%	178,045	2004
	12.637011	13.148426	4.05%	211,880	2003
	11.579832	12.637011	9.13%	278,234	2002
	10.795593	11.579832	7.26%	252,187	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	31.625277	40.255287	27.29%	3,010	2010
	22.838240	31.625277	38.48%	3,040	2009
	38.174989	22.838240	-40.17%	3,031	2008
	33.425324	38.174989	14.21%	3,355	2007
	30.016859	33.425324	11.36%	4,668	2006
	25.675666	30.016859	16.91%	5,469	2005
	20.806800	25.675666	23.40%	5,056	2004
	15.187173	20.806800	37.00%	10,468	2003
	17.042700	15.187173	-10.89%	9,096	2002
	17.833141	17.042700	-4.43%	11,159	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.529733	24.833645	27.16%	207,239	2010
	14.129976	19.529733	38.21%	212,938	2009
	23.657171	14.129976	-40.27%	232,141	2008
	20.740476	23.657171	14.06%	278,422	2007
	18.656558	20.740476	11.17%	319,958	2006
	15.983802	18.656558	16.72%	358,050	2005
	12.964854	15.983802	23.29%	368,347	2004
	9.481946	12.964854	36.73%	321,026	2003
	10.655681	9.481946	-11.02%	245,816	2002
	11.167442	10.655681	-4.58%	210,982	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.490630	12.383253	-0.86%	30,321	2010
	12.539160	12.490630	-0.39%	36,989	2009
	12.305950	12.539160	1.90%	52,191	2008
	11.830708	12.305950	4.02%	37,920	2007
	11.404178	11.830708	3.74%	21,068	2006
	11.190106	11.404178	1.91%	50,315	2005
	11.179669	11.190106	0.09%	56,120	2004
	11.192231	11.179669	-0.11%	70,985	2003
	11.128248	11.192231	0.57%	78,957	2002
	10.804422	11.128248	3.00%	89,040	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	11.290948	12.617674	11.75%	1,142	2010
	9.029335	11.290948	25.05%	1,183	2009
	16.264257	9.029335	-44.48%	1,197	2008
	14.031727	16.264257	15.91%	1,197	2007
	12.028585	14.031727	16.65%	2,753	2006
	10.222583	12.028585	17.67%	3,362	2005
	9.107814	10.222583	12.24%	5,066	2004
	6.430662	9.107814	41.63%	16,144	2003
	8.162853	6.430662	-21.22%	18,088	2002
	10.484559	8.162853	-22.14%	21,063	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.942891	9.979270	11.59%	36,048	2010
	7.163942	8.942891	24.83%	39,297	2009
	12.926015	7.163942	-44.58%	43,898	2008
	11.166358	12.926015	15.76%	53,250	2007
	9.586439	11.166358	16.48%	70,359	2006
	8.160065	9.586439	17.48%	93,423	2005
	7.281387	8.160065	12.07%	105,968	2004
	5.147134	7.281387	41.46%	131,598	2003
	6.542864	5.147134	-21.33%	104,169	2002
	8.392071	6.542864	-22.04%	120,752	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	12.113487	13.516866	11.59%	44,023	2010
	9.705395	12.113487	24.81%	33,941	2009
	17.507114	9.705395	-44.56%	41,656	2008
	15.122895	17.507114	15.77%	47,211	2007
	12.978724	15.122895	16.52%	39,446	2006
	11.051431	12.978724	17.44%	26,626	2005
	10.000000	11.051431	10.51%	17,598	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.226951	13.665750	11.77%	5,306	2010
	9.773816	12.226951	25.10%	8,763	2009
	17.609352	9.773816	-44.50%	13,411	2008
	15.189776	17.609352	15.93%	13,832	2007
	13.020998	15.189776	16.66%	13,624	2006
	11.070371	13.020998	17.62%	6,944	2005
	10.000000	11.070371	10.70%	4,945	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	10.171061	11.842997	16.44%	0	2010
	7.224853	10.171061	40.78%	0	2009
	13.662620	7.224853	-47.12%	0	2008
	13.545415	13.662620	0.87%	716	2007
	11.955393	13.545415	13.30%	716	2006
	11.394868	11.955393	4.92%	716	2005
	10.373070	11.394868	9.85%	0	2004
	7.822723	10.373070	32.60%	0	2003
	9.390496	7.822723	-16.70%	469	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	10.040468	11.669435	16.22%	13,218	2010
	7.144111	10.040468	40.54%	13,734	2009
	13.528085	7.144111	-47.19%	10,978	2008
	13.429496	13.528085	0.73%	11,392	2007
	11.868418	13.429496	13.15%	11,532	2006
	11.338257	11.868418	4.68%	12,617	2005
	10.334948	11.338257	9.71%	13,122	2004
	7.813107	10.334948	32.28%	17,212	2003
	9.390506	7.813107	-16.80%	16,770	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.763331	15.962404	25.06%	6,580	2010
	8.199207	12.763331	55.67%	15,003	2009
	16.980456	8.199207	-51.71%	13,155	2008
	16.259845	16.980456	4.43%	16,203	2007
	14.148516	16.259845	14.92%	19,139	2006
	13.949100	14.148516	1.43%	21,208	2005
	12.373488	13.949100	12.73%	22,727	2004
	7.928847	12.373488	56.06%	16,353	2003
	10.000000	7.928847	-20.71%	6,944	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.928568	14.904630	24.95%	23,007	2010
	7.674867	11.928568	55.42%	30,088	2009
	15.930468	7.674867	-51.82%	33,086	2008
	15.277341	15.930468	4.28%	31,705	2007
	13.315258	15.277341	14.74%	43,916	2006
	13.143979	13.315258	1.30%	43,228	2005
	11.674490	13.143979	12.59%	49,059	2004
	7.501229	11.674490	55.63%	`44,036	2003
	10.000000	7.501229	-24.99%	22,313	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.728418	14.028420	19.61%	60,944	2010
	10.077791	11.728418	16.38%	58,266	2009
	13.948001	10.077791	-27.75%	75,750	2008
	14.452889	13.948001	-3.49%	106,730	2007
	12.444345	14.452889	16.14%	119,555	2006
	12.135478	12.444345	2.55%	116,675	2005
	11.029610	12.135478	10.03%	104,687	2004
	8.930354	11.029610	23.51%	55,003	2003
	10.000000	8.930354	-10.70%	20,487	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.511220	9.280772	9.04%	9,979	2010
	6.607120	8.511220	28.82%	10,637	2009
	10.000000	6.607120	-33.93%	414	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.472337	15.554942	7.48%	15,219	2010
	10.654671	14.472337	35.83%	16,074	2009
	18.026134	10.654671	-40.89%	20,531	2008
	15.742226	18.026134	14.51%	22,049	2007
	13.078998	15.742226	20.36%	24,449	2006
	11.970052	13.078998	9.26%	25,562	2005
	10.181592	11.970052	17.57%	28,148	2004
	7.766559	10.181592	31.10%	14,958	2003
	10.000000	7.766559	-22.33%	4,263	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.681013	9.891054	13.94%	32,743	2010
	7.271132	8.681013	19.39%	37,348	2009
	12.814410	7.271132	-43.26%	37,294	2008
	11.597036	12.814410	10.50%	46,481	2007
	11.055895	11.597036	4.89%	52,636	2006
	10.295352	11.055895	7.39%	56,468	2005
	9.789884	10.295352	5.16%	55,191	2004
	7.662536	9.789884	27.76%	49,129	2003
	10.000000	7.662536	-23.37%	14,697	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	12.020626	14.120947	17.47%	4,408	2010
	8.537063	12.020626	40.81%	6,373	2009
	16.295235	8.537063	-47.61%	8,916	2008
	14.865377	16.295235	9.62%	11,031	2007
	12.899293	14.865377	15.24%	13,663	2006
	11.899379	12.899293	8.40%	14,289	2005
	10.417088	11.899379	14.23%	14,104	2004
	7.781500	10.417088	33.87%	8,957	2003
	10.000000	7.781500	-22.19%	2,639	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	11.038633	12.933941	17.17%	783	2010
	7.860702	11.038633	40.43%	657	2009
	15.033186	7.860702	-47.71%	2,203	2008
	13.750832	15.033186	9.33%	2,216	2007
	11.959212	13.750832	14.98%	1,735	2006
	11.066422	11.959212	8.07%	0	2005
	10.000000	11.066422	10.66%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.156154	11.004295	8.35%	15,469	2010
	8.004116	10.156154	26.89%	21,566	2009
	11.585252	8.004116	-30.91%	23,639	2008
	10.835351	11.585252	6.92%	23,067	2007
	10.000000	10.835351	8.35%	25,079	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	10.067002	10.877179	8.05%	15,880	2010
	7.953407	10.067002	26.57%	18,756	2009
	11.541511	7.953407	-31.09%	19,689	2008
	10.818237	11.541511	6.69%	16,717	2007
	10.000000	10.818237	8.18%	39,629	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.341930	19.313740	11.37%	4,727	2010
	12.997208	17.341930	33.43%	9,296	2009
	22.104587	12.997208	-41.20%	8,481	2008
	19.530177	22.104587	13.18%	12,183	2007
	15.441529	19.530177	26.48%	12,343	2006
	13.264583	15.441529	16.41%	12,746	2005
	10.842045	13.264583	22.34%	14,166	2004
	8.524659	10.842045	27.18%	12,859	2003
	10.000000	8.524659	-14.75%	4,082	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	14.066518	15.875211	12.86%	16,151	2010
	10.922903	14.066518	28.78%	18,769	2009
	15.451101	10.922903	-29.31%	25,232	2008
	14.261985	15.451101	8.34%	30,152	2007
	12.962876	14.261985	10.02%	36,417	2006
	12.179070	12.962876	6.44%	37,053	2005
	10.819481	12.179070	12.57%	36,301	2004
	8.592710	10.819481	25.91%	28,615	2003
	10.000000	8.592710	-14.07%	13,564	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.537893	11.278649	18.25%	17,515	2010
	5.822149	9.537893	63.82%	23,695	2009
	11.569136	5.822149	-49.68%	37,215	2008
	10.029272	11.569136	15.35%	45,602	2007
	9.881158	10.029272	1.50%	54,136	2006
	9.281796	9.881158	6.46%	53,126	2005
	8.789370	9.281796	5.60%	62,709	2004
	6.995736	8.789370	25.64%	60,589	2003
	10.000000	6.995736	-30.04%	28,866	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	11.137592	12.744059	14.42%	126,542	2010
	8.770107	11.137592	26.99%	126,840	2009
	13.813061	8.770107	-36.51%	134,815	2008
	14.300492	13.813061	-3.41%	166,253	2007
	12.459936	14.300492	14.77%	187,666	2006
	12.100817	12.459936	2.97%	203,880	2005
	10.419519	12.100817	16.14%	195,938	2004
	8.056436	10.419519	29.33%	149,809	2003
	10.000000	8.056436	-19.44%	53,174	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.877560	12.766053	7.48%	26,937	2010
	10.000000	11.877560	18.78%	14,367	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	10.095026	11.197253	10.92%	17,590	2010
	7.338336	10.095026	37.57%	21,085	2009
	11.774143	7.338336	-37.67%	24,936	2008
	10.723562	11.774143	9.80%	32,481	2007
	10.104435	10.723562	6.13%	49,979	2006
	9.802195	10.104435	3.08%	52,804	2005
	9.094107	9.802195	7.79%	52,665	2004
	7.499883	9.094107	21.26%	57,503	2003
	10.000000	7.499883	-25.00%	19,506	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.241534	9.253524	27.78%	34,047	2010
	5.183762	7.241534	39.70%	56,407	2009
	10.828247	5.183762	-52.13%	48,703	2008
	9.998538	10.828247	8.30%	46,745	2007
	9.882451	9.998538	1.17%	72,754	2006
	9.714472	9.882451	1.73%	81,999	2005
	8.587699	9.714472	13.12%	87,474	2004
	6.356232	8.587699	35.11%	85,718	2003
	10.000000	6.356232	-36.44%	41,186	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.330652	15.233597	34.45%	31,377	2010
	7.032010	11.330652	61.13%	31,206	2009
	11.756457	7.032010	-40.19%	34,234	2008
	11.626248	11.756457	1.12%	48,994	2007
	10.409266	11.626248	11.69%	59,582	2006
	10.020563	10.409266	3.88%	65,875	2005
	9.539674	10.020563	5.04%	69,432	2004
	7.228978	9.539674	31.96%	69,743	2003
	10.000000	7.228978	-27.71%	35,201	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.913433	14.203944	9.99%	57,767	2010
	10.663066	12.913433	21.10%	63,095	2009
	16.030645	10.663066	-33.48%	63,915	2008
	15.065857	16.030645	6.40%	78,362	2007
	12.640860	15.065857	19.18%	73,937	2006
	12.004731	12.640860	5.30%	63,347	2005
	10.571055	12.004731	13.56%	63,473	2004
	8.570977	10.571055	23.34%	49,970	2003
	10.000000	8.570977	-14.29%	6,117	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.764126	7.64%	2,475	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.647155	12.734613	9.34%	546,502	2010
	9.374716	11.647155	24.24%	620,129	2009
	13.365004	9.374716	-31.13%	869,004	2008
	12.643275	13.365004	5.71%	1,084,010	2007
	11.577172	12.643275	9.21%	1,195,350	2006
	11.255787	11.577172	2.86%	1,276,655	2005
	10.743030	11.255787	4.77%	1,398,497	2004
	9.261363	10.743030	16.00%	1,128,286	2003
	10.000000	9.261363	-7.39%	422,266	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	11.126395	13.519055	21.50%	1,444	2010
	8.560035	11.126395	29.98%	1,183	2009
	14.292911	8.560035	-40.11%	1,183	2008
	13.430250	14.292911	6.42%	1,183	2007
	11.942734	13.430250	12.46%	0	2006
	11.300308	11.942734	5.69%	0	2005
	10.000000	11.300308	13.00%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.459245	13.942834	11.91%	0	2010
	10.000000	12.459245	24.59%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.325078	10.330858	10.79%	251,756	2010
	7.639940	9.325078	22.06%	190,971	2009
	11.000442	7.639940	-30.55%	131,296	2008
	10.479861	11.000442	4.97%	110,842	2007
	10.000000	10.479861	4.80%	49,282	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.533955	11.042165	4.82%	52,785	2010
	9.497230	10.533955	10.92%	52,257	2009
	10.654712	9.497230	-10.86%	35,500	2008
	10.461879	10.654712	1.84%	28,616	2007
	10.000000	10.461879	4.62%	2,326	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.345640	11.388162	10.08%	46,046	2010
	7.387323	10.345640	40.05%	49,147	2009
	12.172813	7.387323	-39.31%	34,496	2008
	10.762882	12.172813	13.10%	24,996	2007
	10.000000	10.762882	7.63%	7,356	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.621883	10.078460	16.89%	71,164	2010
	6.281631	8.621883	37.26%	73,362	2009
	11.385541	6.281631	-44.83%	60,796	2008
	10.288678	11.385541	10.66%	46,115	2007
	10.000000	10.288678	2.89%	31,413	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.774220	8.532609	9.76%	26,172	2010
	6.014749	7.774220	29.25%	31,299	2009
	9.819431	6.014749	-38.75%	20,147	2008
	10.000000	9.819431	-1.81%	5,363	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.997439	13.427049	11.92%	18,503	2010
	8.304238	11.997439	44.47%	12,387	2009
	11.677897	8.304238	-28.89%	11,069	2008
	11.445881	11.677897	2.03%	3,442	2007
	10.463797	11.445881	9.39%	650	2006
	10.000000	10.463797	4.64%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.739930	8.832585	14.12%	5,464	2010
	5.116272	7.739930	51.28%	5,209	2009
	10.000000	5.116272	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.978095	9.751002	22.22%	0	2010
	6.132866	7.978095	30.09%	0	2009
	10.000000	6.132866	-38.67%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.959593	9.726873	22.20%	4,093	2010
	6.130958	7.959593	29.83%	0	2009
	10.000000	6.130958	-38.69%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.133865	9.247549	13.69%	0	2010
	6.365782	8.133865	27.77%	0	2009
	10.000000	6.365782	-36.34%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.397542	10.261354	9.19%	27,873	2010
	7.930212	9.397542	18.50%	24,543	2009
	10.000000	7.930212	-20.70%	5,636	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.850147	9.837220	11.15%	13,109	2010
	7.207070	8.850147	22.80%	0	2009
	10.000000	7.207070	-27.93%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.151663	10.722785	5.63%	16,112	2010
	9.082054	10.151663	11.78%	20,264	2009
	10.000000	9.082054	-9.18%	7,665	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.124286	10.050033	10.15%	53,552	2010
	7.565372	9.124286	20.61%	53,069	2009
	10.000000	7.565372	-24.35%	15,067	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.567131	9.600776	12.07%	48,523	2010
	6.843520	8.567131	25.19%	4,056	2009
	10.000000	6.843520	-31.56%	4,056	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.672495	10.430294	7.83%	47,752	2010
	8.310716	9.672495	16.39%	12,476	2009
	10.000000	8.310716	-16.89%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.621184	11.245593	5.88%	776	2010
	9.872127	10.621184	7.59%	0	2009
	10.000000	9.872127	-1.28%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.578837	11.171635	5.60%	0	2010
	9.850251	10.578837	7.40%	0	2009
	10.000000	9.850251	-1.50%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.349822	12.135789	6.92%	7,138	2010
	9.856077	11.349822	15.16%	5,225	2009
	10.000000	9.856077	-1.44%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.611172	30.506564	14.64%	1,411	2010
	16.498462	26.611172	61.29%	1,224	2009
	39.653293	16.498462	-58.39%	2,227	2008
	27.616344	39.653293	43.59%	12,866	2007
	20.483882	27.616344	34.82%	13,477	2006
	15.650971	20.483882	30.88%	14,399	2005
	13.139679	15.650971	19.11%	14,701	2004
	8.068310	13.139679	62.86%	15,351	2003
	10.000000	8.068310	-19.32%	5,882	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	20.140763	23.084201	14.61%	29,386	2010
	12.486933	20.140763	61.29%	21,751	2009
	29.964484	12.486933	-58.33%	22,577	2008
	20.831525	29.964484	43.84%	26,925	2007
	15.424087	20.831525	35.06%	16,349	2006
	11.770979	15.424087	31.03%	9,507	2005
	10.000000	11.770979	17.71%	3,920	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.391976	13.878004	3.63%	210,629	2010
	13.186426	13.391976	1.56%	239,308	2009
	12.377589	13.186426	6.53%	259,672	2008
	11.679902	12.377589	5.97%	278,463	2007
	11.427628	11.679902	2.21%	317,067	2006
	11.189214	11.427628	2.13%	359,709	2005
	10.956253	11.189214	2.13%	387,666	2004
	10.860867	10.956253	0.88%	432,184	2003
	10.000000	10.860867	8.61%	255,787	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.999728	7.822932	11.76%	6,434	2010
	5.467370	6.999728	28.03%	1,855	2009
	10.000000	5.467370	-45.33%	816	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.417174	14.077161	13.37%	105,050	2010
	9.870067	12.417174	25.81%	115,204	2009
	15.801956	9.870067	-37.54%	126,185	2008
	15.080145	15.801956	4.79%	246,221	2007
	13.046660	15.080145	15.59%	276,911	2006
	12.221975	13.046660	6.75%	273,465	2005
	10.837759	12.221975	12.77%	256,793	2004
	8.309998	10.837759	30.42%	218,899	2003
	10.000000	8.309998	-16.90%	67,599	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.554648	12.549129	8.61%	17,339	2010
	10.000000	11.554648	15.55%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.114759	13.422987	10.80%	1,764	2010
	10.000000	12.114759	21.15%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.313033	12.895192	4.73%	208,531	2010
	11.413148	12.313033	7.88%	205,170	2009
	12.279672	11.413148	-7.06%	264,905	2008
	11.782933	12.279672	4.22%	453,143	2007
	11.221915	11.782933	5.00%	525,335	2006
	10.983184	11.221915	2.17%	608,722	2005
	10.611649	10.983184	3.50%	687,277	2004
	9.943479	10.611649	6.72%	648,219	2003
	10.000000	9.943479	-0.57%	162,800	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.531392	13.746195	9.69%	946,828	2010
	10.635605	12.531392	17.82%	1,207,242	2009
	14.001785	10.635605	-24.04%	1,229,745	2008
	13.399999	14.001785	4.49%	1,722,718	2007
	12.167281	13.399999	10.13%	1,972,255	2006
	11.678140	12.167281	4.19%	2,144,482	2005
	10.780047	11.678140	8.33%	2,161,171	2004
	9.079343	10.780047	18.73%	1,522,541	2003
	10.000000	9.079343	-9.21%	319,040	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.622620	14.086041	11.59%	294,523	2010
	10.260272	12.622620	23.02%	377,904	2009
	15.121237	10.260272	-32.15%	418,310	2008
	14.404416	15.121237	4.98%	501,522	2007
	12.715309	14.404416	13.28%	550,582	2006
	12.007169	12.715309	5.90%	549,468	2005
	10.830928	12.007169	10.86%	549,913	2004
	8.647323	10.830928	25.25%	405,733	2003
	10.000000	8.647323	-13.53%	178,453	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.580767	13.502075	7.32%	364,716	2010
	11.103822	12.580767	13.30%	355,832	2009
	13.215517	11.103822	-15.98%	468,411	2008
	12.623626	13.215517	4.69%	756,204	2007
	11.772108	12.623626	7.23%	851,153	2006
	11.391662	11.772108	3.34%	937,247	2005
	10.748852	11.391662	5.98%	926,807	2004
	9.558911	10.748852	12.45%	788,704	2003
	10.000000	9.558911	-4.41%	274,193	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.785006	17.205673	24.81%	29,185	2010
	10.192142	13.785006	35.25%	39,224	2009
	16.220000	10.192142	-37.16%	37,787	2008
	15.248645	16.220000	6.37%	41,303	2007
	14.030281	15.248645	8.68%	43,710	2006
	12.654804	14.030281	10.87%	42,041	2005
	11.056172	12.654804	14.46%	38,616	2004
	8.302201	11.056172	33.17%	13,802	2003
	10.000000	8.302201	-16.98%	4,474	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.946589	16.116161	24.48%	43,230	2010
	9.590104	12.946589	35.00%	45,271	2009
	15.298297	9.590104	-37.31%	53,453	2008
	14.407302	15.298297	6.18%	63,791	2007
	13.273905	14.407302	8.54%	79,565	2006
	11.994084	13.273905	10.67%	74,902	2005
	10.499568	11.994084	14.23%	78,514	2004
	7.904990	10.499568	32.82%	59,925	2003
	10.000000	7.904990	-20.95%	4,153	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.788519	10.669859	-1.10%	504,304	2010
	10.903937	10.788519	-1.06%	653,006	2009
	10.803348	10.903937	0.93%	1,225,399	2008
	10.424550	10.803348	3.63%	561,000	2007
	10.083372	10.424550	3.38%	340,249	2006
	9.930270	10.083372	1.54%	285,731	2005
	9.959905	9.930270	-0.30%	289,400	2004
	10.008068	9.959905	-0.48%	177,347	2003
	10.000000	10.008068	0.08%	195,160	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.183302	9.210640	12.55%	530	2010
	6.079248	8.183302	34.61%	0	2009
	10.000000	6.079248	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.765561	11.298008	4.95%	8,316	2010
	8.383732	10.765561	28.41%	9,215	2009
	15.795895	8.383732	-46.92%	11,595	2008
	15.517652	15.795895	1.79%	13,485	2007
	12.782249	15.517652	21.40%	14,200	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.606892	11.104015	4.69%	27,642	2010
	8.282265	10.606892	28.07%	29,135	2009
	15.639265	8.282265	-47.04%	20,152	2008
	15.398652	15.639265	1.56%	37,435	2007
	12.719484	15.398652	21.06%	37,306	2006
	11.503101	12.719484	10.57%	23,273	2005
	10.000000	11.503101	15.03%	3,661	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.077111	9.215178	14.09%	3,859	2010
	6.313731	8.077111	27.93%	4,319	2009
	10.000000	6.313731	-36.86%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.940970	8.854670	11.51%	59,309	2010
	6.301835	7.940970	26.01%	79,554	2009
	10.000000	6.301835	-36.98%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.799454	9.755389	25.08%	6,385	2010
	6.223953	7.799454	25.31%	5,676	2009
	10.000000	6.223953	-37.76%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.655721	10.241195	18.32%	7,349	2010
	6.708071	8.655721	29.03%	20,839	2009
	10.000000	6.708071	-32.92%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.311441	10.283684	23.73%	17,355	2010
	6.607531	8.311441	25.79%	25,973	2009
	12.496590	6.607531	-47.13%	20,287	2008
	11.540000	12.496590	8.29%	22,084	2007
	11.329753	11.540000	1.86%	44,825	2006
	10.632919	11.329753	6.55%	47,587	2005
	9.500161	10.632919	11.92%	51,802	2004
	7.165180	9.500161	32.59%	49,162	2003
	10.000000	7.165180	-28.35%	12,239	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.596370	15.772290	25.21%	6,871	2010
	10.091069	12.596370	24.83%	8,245	2009
	15.038760	10.091069	-32.90%	11,003	2008
	16.332996	15.038760	-7.92%	29,754	2007
	14.079330	16.332996	16.01%	33,519	2006
	13.811074	14.079330	1.94%	33,709	2005
	11.905217	13.811074	16.01%	34,175	2004
	7.674273	11.905217	55.13%	14,969	2003
	10.000000	7.674273	-23.26%	731	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.484257	14.364972	25.08%	28,363	2010
	9.226092	11.484257	24.48%	27,521	2009
	13.779738	9.226092	-33.05%	28,862	2008
	15.019615	13.779738	-8.26%	35,730	2007
	12.968931	15.019615	15.81%	47,258	2006
	12.757930	12.968931	1.65%	48,558	2005
	11.025812	12.757930	15.71%	48,007	2004
	7.125937	11.025812	54.73%	30,706	2003
	10.000000	7.125937	-28.74%	5,721	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.675797	16.950051	23.94%	19,342	2010
	10.265542	13.675797	33.22%	13,773	2009
	16.792950	10.265542	-38.87%	17,533	2008
	16.626258	16.792950	1.00%	21,347	2007
	15.004385	16.626258	10.81%	25,355	2006
	13.507095	15.004385	11.09%	24,448	2005
	11.474550	13.507095	17.71%	22,184	2004
	8.227611	11.474550	39.46%	16,778	2003
	10.000000	8.227611	-17.72%	4,583	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.788034	17.042780	23.61%	31,035	2010
	10.370762	13.788034	32.95%	46,851	2009
	17.010620	10.370762	-39.03%	45,399	2008
	16.881026	17.010620	0.77%	49,570	2007
	15.273343	16.881026	10.53%	58,050	2006
	13.787389	15.273343	10.78%	63,474	2005
	11.736185	13.787389	17.48%	63,588	2004
	8.439245	11.736185	39.07%	47,006	2003
	10.000000	8.439245	-15.61%	19,529	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.174208	9.153362	11.98%	9,092	2010
	6.582790	8.174208	24.18%	3,507	2009
	11.399660	6.582790	-42.25%	2,789	2008
	10.683828	11.399660	6.70%	2,729	2007
	10.000000	10.683828	6.84%	1,474	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.217882	9.267311	28.39%	38,416	2010
	5.591849	7.217882	29.08%	31,624	2009
	10.000000	5.591849	-44.08%	372	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.455700	10.590916	1.29%	1,219	2010
	9.870265	10.455700	5.93%	551	2009
	10.000000	9.870265	-1.30%	246	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.318375	14.652235	10.02%	0	2010
	10.000000	13.318375	33.18%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.963939	13.949671	7.60%	79,036	2010
	10.000000	12.963939	29.64%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.942109	13.889943	7.32%	488,522	2010
	10.000000	12.942109	29.42%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.938556	13.608361	5.18%	1,252	2010
	10.000000	12.938556	29.39%	609	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	13.092436	15.016974	14.70%	24,956	2010
	9.476248	13.092436	38.16%	22,732	2009
	16.021526	9.476248	-40.85%	25,281	2008
	15.235146	16.021526	5.16%	22,667	2007
	13.088895	15.235146	16.40%	19,868	2006
	11.574533	13.088895	13.08%	13,288	2005
	10.000000	11.574533	15.75%	8,427	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.911185	14.769931	14.40%	52,070	2010
	9.366295	12.911185	37.85%	63,266	2009
	15.876156	9.366295	-41.00%	58,080	2008
	15.136640	15.876156	4.89%	65,969	2007
	13.036321	15.136640	16.11%	58,909	2006
	11.557400	13.036321	12.80%	52,609	2005
	10.000000	11.557400	15.57%	33,283	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.927992	17.120940	14.69%	9,417	2010
	10.799043	14.927992	38.23%	5,518	2009
	18.256228	10.799043	-40.85%	7,352	2008
	17.363178	18.256228	5.14%	14,859	2007
	14.916695	17.363178	16.40%	17,628	2006
	13.194308	14.916695	13.05%	20,869	2005
	11.195580	13.194308	17.85%	25,194	2004
	7.914908	11.195580	41.45%	10,277	2003
	10.000000	7.914908	-20.85%	3,435	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.655545	16.770500	14.43%	43,617	2010
	10.633706	14.655545	37.82%	46,811	2009
	18.019619	10.633706	-40.99%	55,004	2008
	17.176595	18.019619	4.91%	66,817	2007
	14.797691	17.176595	16.08%	78,366	2006
	13.117482	14.797691	12.81%	91,637	2005
	11.157083	13.117482	17.57%	104,756	2004
	7.896544	11.157083	41.29%	118,708	2003
	10.000000	7.896544	-21.03%	55,170	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	15.064165	17.099373	13.51%	139,177	2010
	12.863731	15.064165	17.11%	176,948	2009
	15.210008	12.863731	-15.43%	186,646	2008
	14.039070	15.210008	8.34%	204,818	2007
	13.237265	14.039070	6.06%	196,728	2006
	13.060308	13.237265	1.35%	191,129	2005
	12.178441	13.060308	7.24%	177,483	2004
	10.510385	12.178441	15.87%	151,618	2003
	10.000000	10.510385	5.10%	45,138	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.509638	2.846538	13.42%	42,794	2010
	2.001972	2.509638	25.36%	50,677	2009
	9.589836	2.001972	-79.12%	16,478	2008
	10.000000	9.589836	-4.10%	14,946	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.597949	4.085498	13.55%	22,314	2010
	2.902999	3.597949	23.94%	37,527	2009
	13.763054	2.902999	-78.91%	58,185	2008
	13.931122	13.763054	-1.21%	79,184	2007
	12.872628	13.931122	8.22%	102,143	2006
	12.721096	12.872628	1.19%	106,107	2005
	11.804137	12.721096	7.77%	105,184	2004
	9.628545	11.804137	22.60%	86,125	2003
	10.000000	9.628545	-3.71%	20,122	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.358858	11.866307	14.55%	128,130	2010
	8.183243	10.358858	26.59%	138,701	2009
	13.481858	8.183243	-39.30%	148,750	2008
	13.089220	13.481858	3.00%	208,143	2007
	11.532420	13.089220	13.50%	209,914	2006
	11.027276	11.532420	4.58%	222,237	2005
	10.215663	11.027276	7.94%	219,645	2004
	8.169430	10.215663	25.05%	178,009	2003
	10.000000	8.169430	-18.31%	50,618	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	14.201518	17.332905	22.05%	22,140	2010
	10.466421	14.201518	35.69%	24,333	2009
	17.022514	10.466421	-38.51%	27,081	2008
	17.423668	17.022514	-2.30%	27,761	2007
	15.319373	17.423668	13.74%	26,417	2006
	14.091299	15.319373	8.72%	26,260	2005
	11.930967	14.091299	18.11%	27,667	2004
	8.356416	11.930967	42.78%	17,198	2003
	10.000000	8.356416	-16.44%	4,415	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.094898	9.851765	21.70%	13,061	2010
	5.979512	8.094898	35.38%	8,349	2009
	9.752395	5.979512	-38.69%	15,434	2008
	10.000669	9.752395	-2.48%	20,758	2007
	10.000000	10.000669	0.01%	9,241	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.885591	11.774859	8.17%	14,383	2010
	10.000000	10.885591	8.86%	2,416	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.965168	11.406927	4.03%	59,543	2010
	10.000000	10.965168	9.65%	10,865	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.695873	13.230412	13.12%	2,322	2010
	9.110058	11.695873	28.38%	2,190	2009
	15.026202	9.110058	-39.37%	3,088	2008
	16.170786	15.026202	-7.08%	3,833	2007
	14.105782	16.170786	14.64%	3,987	2006
	13.553612	14.105782	4.07%	4,587	2005
	12.333845	13.553612	9.89%	4,836	2004
	10.000000	12.333845	23.34%	4,457	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	12.183323	13.257444	8.82%	7,276	2010
	9.884017	12.183323	23.26%	10,168	2009
	17.831127	9.884017	-44.57%	15,536	2008
	16.638412	17.831127	7.17%	24,727	2007
	13.171806	16.638412	26.32%	21,459	2006
	11.870024	13.171806	10.97%	18,737	2005
	10.329189	11.870024	14.92%	19,951	2004
	8.125879	10.329189	27.11%	21,264	2003
	10.000000	8.125879	-18.74%	9,453	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.847379	14.761702	24.60%	4,284	2010
	9.107373	11.847379	30.09%	9,457	2009
	15.186410	9.107373	-40.03%	16,498	2008
	17.594140	15.186410	-13.68%	20,288	2007
	15.166292	17.594140	16.01%	23,712	2006
	14.327060	15.166292	5.86%	21,888	2005
	11.477570	14.327060	24.83%	20,458	2004
	7.755007	11.477570	48.00%	19,864	2003
	10.000000	7.755007	-22.45%	8,846	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.105983	14.463043	19.47%	34,036	2010
	7.468506	12.105983	62.09%	38,005	2009
	11.992905	7.468506	-37.73%	24,006	2008
	11.492580	11.992905	4.35%	22,568	2007
	11.021005	11.492580	4.28%	28,043	2006
	10.543047	11.021005	4.53%	32,028	2005
	10.149505	10.543047	3.88%	33,252	2004
	8.215815	10.149505	23.54%	30,577	2003
	10.000000	8.215815	-17.84%	9,547	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.954949	11.577526	5.68%	16,447	2010
	10.126842	10.954949	8.18%	13,524	2009
	11.435078	10.126842	-11.44%	14,811	2008
	10.989490	11.435078	4.05%	13,167	2007
	10.729318	10.989490	2.42%	13,692	2006
	10.437713	10.729318	2.79%	15,730	2005
	10.140764	10.437713	2.93%	4,213	2004
	10.000000	10.140764	1.41%	1,285	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.829438	18.29%	13,654	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.104632	16.430457	25.38%	3,314	2010
	10.000000	13.104632	31.05%	5,228	2009*

Unassociated Document

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.994416	11.144008	11.50%	14,543	2010
	8.401132	9.994416	18.97%	18,423	2009
	14.330873	8.401132	-41.38%	27,228	2008
	13.826504	14.330873	3.65%	30,951	2007
	11.956261	13.826504	15.64%	51,134	2006
	11.563508	11.956261	3.40%	56,888	2005
	10.517727	11.563508	9.94%	61,421	2004
	8.049371	10.517727	30.67%	73,030	2003
	10.000000	8.049371	-19.51%	23,014	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.289195	16.794276	3.10%	5,924	2010
	12.264743	16.289195	32.81%	6,255	2009
	26.559155	12.264743	-53.82%	7,425	2008
	25.449177	26.559155	4.36%	8,444	2007
	19.053152	25.449177	33.57%	14,258	2006
	16.541471	19.053152	15.18%	15,888	2005
	13.398861	16.541471	23.45%	17,451	2004
	9.416218	13.398861	42.30%	33,820	2003
	10.000000	9.416218	-5.84%	9,718	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.794580	10.633886	8.57%	10,129	2010
	7.226930	9.794580	35.53%	8,417	2009
	12.148941	7.226930	-40.51%	8,924	2008
	10.818233	12.148941	12.30%	8,951	2007
	11.014350	10.818233	-1.78%	13,805	2006
	9.702043	11.014350	13.53%	14,713	2005
	9.058933	9.702043	7.10%	14,766	2004
	7.428461	9.058933	21.95%	16,536	2003
	10.000000	7.428461	-25.72%	2,113	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.881686	19.873493	25.13%	18,331	2010
	11.262233	15.881686	41.02%	22,045	2009
	17.732274	11.262233	-36.49%	30,337	2008
	17.669785	17.732274	0.35%	32,758	2007
	15.651946	17.669785	12.89%	45,226	2006
	14.848858	15.651946	5.41%	65,165	2005
	12.615288	14.848858	17.71%	67,522	2004
	9.057952	12.615288	39.27%	55,218	2003
	10.000000	9.057952	-9.42%	33,848	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.084265	13.111331	8.50%	5,248	2010
	10.000000	12.084265	20.84%	872	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.372033	16.632272	24.38%	149	2010
	10.819783	13.372033	23.59%	158	2009
	15.843739	10.819783	-31.71%	167	2008
	16.134732	15.843739	-1.80%	180	2007
	14.266040	16.134732	13.10%	190	2006
	13.458075	14.266040	6.00%	200	2005
	11.170051	13.458075	20.48%	209	2004
	8.201381	11.170051	36.20%	219	2003
	10.000000	8.201381	-17.99%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.502981	11.920484	13.50%	0	2010
	7.943717	10.502981	32.22%	0	2009
	12.255029	7.943717	-35.18%	0	2008
	11.502829	12.255029	6.54%	0	2007
	10.655868	11.502829	7.95%	0	2006
	10.403345	10.655868	2.43%	0	2005
	9.908962	10.403345	4.99%	0	2004
	7.955457	9.908962	24.56%	0	2003
	10.000000	7.955457	-20.45%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.211300	12.726889	13.52%	295	2010
	8.977552	11.211300	24.88%	313	2009
	14.448613	8.977552	-37.87%	330	2008
	13.887763	14.448613	4.04%	356	2007
	12.163742	13.887763	14.17%	376	2006
	11.753432	12.163742	3.49%	394	2005
	10.746650	11.753432	9.37%	414	2004
	8.469342	10.746650	26.89%	433	2003
	10.000000	8.469342	-15.31%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.477220	14.126747	13.22%	5,096	2010
	10.014207	12.477220	24.60%	5,723	2009
	16.162975	10.014207	-38.04%	5,241	2008
	15.574644	16.162975	3.78%	5,745	2007
	13.675792	15.574644	13.88%	5,399	2006
	13.247110	13.675792	3.24%	5,461	2005
	12.144025	13.247110	9.08%	3,993	2004
	10.000000	12.144025	21.44%	4,015	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.263163	11.464862	11.71%	23,833	2010
	9.166543	10.263163	11.96%	18,072	2009
	13.184876	9.166543	-30.48%	21,299	2008
	12.166097	13.184876	8.37%	22,249	2007
	10.629674	12.166097	14.45%	23,690	2006
	10.573735	10.629674	0.53%	25,155	2005
	9.986707	10.573735	5.88%	26,112	2004
	8.155500	9.986707	22.45%	25,825	2003
	10.000000	8.155500	-18.45%	6,777	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	16.177703	18.291798	13.07%	35,064	2010
	10.733352	16.177703	50.72%	39,194	2009
	14.692242	10.733352	-26.95%	48,743	2008
	14.405242	14.692242	1.99%	60,512	2007
	13.179619	14.405242	9.30%	65,660	2006
	13.036416	13.179619	1.10%	82,887	2005
	11.971698	13.036416	8.89%	90,769	2004
	9.943854	11.971698	20.39%	96,515	2003
	10.000000	9.943854	-0.56%	45,218	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.152020	14.106437	7.26%	481	2010
	11.047450	13.152020	19.05%	481	2009
	12.054492	11.047450	-8.35%	0	2008
	11.572475	12.054492	4.17%	10,732	2007
	11.239807	11.572475	2.96%	6,067	2006
	11.224581	11.239807	0.14%	5,939	2005
	10.958478	11.224581	2.43%	5,856	2004
	10.593804	10.958478	3.44%	4,812	2003
	10.000000	10.593804	5.94%	824	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	13.050517	13.968880	7.04%	21,510	2010
	10.987672	13.050517	18.77%	37,736	2009
	12.023625	10.987672	-8.62%	45,066	2008
	11.569568	12.023625	3.92%	71,621	2007
	11.262336	11.569568	2.73%	94,038	2006
	11.281646	11.262336	-0.17%	98,331	2005
	11.046178	11.281646	2.13%	96,139	2004
	10.699669	11.046178	3.24%	94,757	2003
	10.000000	10.699669	7.00%	14,192	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.649269	11.081322	14.84%	0	2010
	7.351150	9.649269	31.26%	0	2009
	11.597836	7.351150	-36.62%	0	2008
	9.870484	11.597836	17.50%	0	2007
	9.344961	9.870484	5.62%	0	2006
	9.108063	9.344961	2.60%	0	2005
	8.704529	9.108063	4.64%	0	2004
	7.150524	8.704529	21.73%	0	2003
	8.564745	7.150524	-16.51%	0	2002
	9.368357	8.564745	-8.58%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.815416	10.110445	14.69%	4	2010
	6.735124	8.815416	30.89%	2,405	2009
	10.636564	6.735124	-36.68%	2,630	2008
	9.073175	10.636564	17.23%	4,214	2007
	8.600134	9.073175	5.50%	86	2006
	8.400429	8.600134	2.38%	1,362	2005
	8.045166	8.400429	4.42%	2,297	2004
	6.615401	8.045166	21.61%	2,460	2003
	7.950716	6.615401	-16.79%	3,477	2002
	8.705406	7.950716	-8.67%	3,849	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.584958	13.071228	12.83%	0	2010
	9.089246	11.584958	27.46%	0	2009
	12.918134	9.089246	-29.64%	0	2008
	11.329261	12.918134	14.02%	0	2007
	10.687427	11.329261	6.01%	0	2006
	10.402794	10.687427	2.74%	0	2005
	9.988533	10.402794	4.15%	0	2004
	8.570084	9.988533	16.55%	0	2003
	9.511870	8.570084	-9.90%	0	2002
	10.049731	9.511870	-5.35%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.768891	12.131495	12.65%	14,754	2010
	8.460760	10.768891	27.28%	18,352	2009
	12.039452	8.460760	-29.72%	16,334	2008
	10.575500	12.039452	13.84%	16,117	2007
	9.985624	10.575500	5.91%	18,978	2006
	9.733480	9.985624	2.59%	21,523	2005
	9.361991	9.733480	3.97%	21,891	2004
	8.049124	9.361991	16.31%	21,891	2003
	8.950970	8.049124	-10.08%	21,891	2002
	9.470847	8.950970	-5.49%	27,895	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.836063	12.638380	16.63%	436	2010
	7.923047	10.836063	36.77%	648	2009
	12.148578	7.923047	-34.78%	918	2008
	11.286332	12.148578	7.64%	1,158	2007
	10.226914	11.286332	10.36%	2,880	2006
	9.796050	10.226914	4.40%	3,105	2005
	9.400310	9.796050	4.21%	3,525	2004
	8.091422	9.400310	16.18%	7,544	2003
	8.970919	8.091422	-9.80%	8,269	2002
	9.235097	8.970919	-2.86%	8,911	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.115713	12.939010	16.40%	7,460	2010
	8.129561	11.115713	36.73%	9,875	2009
	12.489020	8.129561	-34.91%	8,951	2008
	11.621740	12.489020	7.46%	11,372	2007
	10.544130	11.621740	10.22%	10,930	2006
	10.107844	10.544130	4.32%	15,006	2005
	9.724950	10.107844	3.94%	15,807	2004
	8.379129	9.724950	16.06%	16,179	2003
	9.308152	8.379129	-9.98%	18,431	2002
	9.596605	9.308152	-3.01%	20,361	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.781854	9.082016	16.71%	0	2010
	5.792124	7.781854	34.35%	0	2009
	9.963257	5.792124	-41.87%	0	2008
	9.426930	9.963257	5.69%	0	2007
	8.365633	9.426930	12.69%	0	2006
	6.995069	8.365633	19.59%	0	2005
	6.987377	6.995069	0.11%	0	2004
	5.646864	6.987377	23.74%	0	2003
	6.157477	5.646864	-8.29%	0	2002
	8.725634	6.157477	-29.43	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.664640	8.939257	16.63%	10,813	2010
	5.710209	7.664640	34.23%	13,198	2009
	9.849094	5.710209	-42.02%	17,886	2008
	9.336010	9.849094	5.50%	24,040	2007
	8.297980	9.336010	12.51%	36,664	2006
	6.955986	8.297980	19.29%	33,447	2005
	6.947830	6.955986	0.12%	27,245	2004
	5.626870	6.947830	23.48%	34,865	2003
	6.157480	5.626870	-8.62%	20,892	2002
	8.725630	6.157480	-29.43%	8,576	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.883846	11.244384	13.77%	1,220	2010
	7.689559	9.883846	28.54%	1,249	2009
	13.577334	7.689559	-43.36%	1,249	2008
	13.544153	13.577334	0.24%	2,352	2007
	11.410137	13.544153	18.70%	5,652	2006
	10.914098	11.410137	4.54%	5,580	2005
	9.912740	10.914098	10.10%	5,783	2004
	7.700794	9.912740	28.72%	6,786	2003
	9.385853	7.700794	-17.95%	6,912	2002
	10.004822	9.385853	-6.19%	6,007	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.583810	12.022841	13.60%	130,580	2010
	8.243469	10.583810	28.39%	138,793	2009
	14.582749	8.243469	-43.47%	152,804	2008
	14.567955	14.582749	0.10%	199,882	2007
	12.288065	14.567955	18.55%	238,096	2006
	11.774707	12.288065	4.36%	255,920	2005
	10.708721	11.774707	9.95%	256,977	2004
	8.331401	10.708721	28.53%	264,749	2003
	10.173350	8.331401	-18.11%	152,051	2002
	10.859935	10.173350	-6.32%	61,491	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.629527	9.781107	13.34%	1,252	2010
	6.865258	8.629527	25.70%	1,277	2009
	11.928314	6.865258	-42.45%	1,277	2008
	10.774775	11.928314	10.71%	1,277	2007
	9.644899	10.774775	11.71%	1,277	2006
	9.073753	9.644899	6.29%	1,277	2005
	8.679913	9.073753	4.54%	1,277	2004
	7.104282	8.679913	22.18%	4,699	2003
	8.627103	7.104282	-17.65%	9,006	2002
	9.575498	8.627103	-9.90%	44,926	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.720702	9.874542	13.23%	22,621	2010
	6.945725	8.720702	25.55%	29,271	2009
	12.093692	6.945725	-42.57%	33,348	2008
	10.938119	12.093692	10.56%	61,124	2007
	9.804564	10.938119	11.56%	82,866	2006
	9.234919	9.804564	6.17%	84,263	2005
	8.853333	9.234919	4.31%	87,627	2004
	7.255301	8.853333	22.03%	97,676	2003
	8.826630	7.255301	-17.80%	47,620	2002
	9.813882	8.826630	-10.06%	31,580	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.464447	9.153729	22.63%	2,115	2010
	5.892632	7.464447	26.67%	2,115	2009
	11.297652	5.892632	-47.84%	2,115	2008
	9.009012	11.297652	25.40%	2,925	2007
	8.538714	9.009012	5.51%	1,787	2006
	8.174043	8.538714	4.46%	22,087	2005
	8.007791	8.174043	2.08%	22,906	2004
	6.100893	8.007791	31.26%	25,058	2003
	8.842257	6.100893	-31.00%	28,416	2002
	10.873273	8.842257	-18.68%	72,992	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.732666	7.018993	22.44%	98,392	2010
	4.531985	5.732666	26.49%	112,315	2009
	8.701197	4.531985	-47.92%	132,439	2008
	6.950087	8.701197	25.20%	142,505	2007
	6.597136	6.950087	5.35%	154,818	2006
	6.325593	6.597136	4.29%	183,120	2005
	6.205419	6.325593	1.94%	196,917	2004
	4.736304	6.205419	31.02%	201,181	2003
	6.874049	4.736304	-31.10%	176,099	2002
	8.467374	6.874049	-18.82%	119,492	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.705404	10.729931	23.26%	0	2010
	6.302706	8.705404	38.12%	0	2009
	12.471577	6.302706	-49.46%	0	2008
	10.737117	12.471577	16.15%	0	2007
	10.017885	10.737117	7.18%	0	2006
	9.385278	10.017885	6.74%	0	2005
	8.613527	9.385278	8.96%	0	2004
	6.678237	8.613527	28.98%	0	2003
	9.171389	6.678237	-27.18%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.512994	10.492176	23.25%	19,253	2010
	6.181129	8.512994	37.73%	17,093	2009
	12.237925	6.181129	-49.49%	18,323	2008
	10.553400	12.237925	15.96%	19,616	2007
	9.858438	10.553400	7.05%	21,008	2006
	9.256288	9.858438	6.51%	21,850	2005
	8.515662	9.256288	8.70%	24,035	2004
	6.612228	8.515662	28.79%	24,953	2003
	9.115723	6.612228	-27.46%	7,997	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.705544	12.041564	12.48%	1,292	2010
	7.532654	10.705544	42.12%	1,353	2009
	10.169053	7.532654	-25.93%	1,353	2008
	10.021769	10.169053	1.47%	1,900	2007
	9.118768	10.021769	9.90%	2,274	2006
	8.997534	9.118768	1.35%	4,074	2005
	8.314951	8.997534	8.21%	4,141	2004
	6.624873	8.314951	25.51%	5,734	2003
	6.467917	6.624873	2.43%	7,750	2002
	7.427138	6.467917	-12.92%	11,197	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.425199	12.838016	12.37%	34,358	2010
	8.056455	11.425199	41.81%	46,963	2009
	10.887451	8.056455	-26.00%	50,450	2008
	10.741730	10.887451	1.36%	58,753	2007
	9.787333	10.741730	9.75%	117,874	2006
	9.677111	9.787333	1.14%	129,763	2005
	8.949865	9.677111	8.13%	120,471	2004
	7.142898	8.949865	25.30%	111,793	2003
	6.995225	7.142898	2.11%	57,315	2002
	8.035851	6.995225	-12.95%	38,938	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.300367	11.586150	12.48%	10,182	2010
	7.261563	10.300367	41.85%	17,467	2009
	9.818731	7.261563	-26.04%	27,653	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.300367	11.586150	12.48%	10,182	2010
	7.261563	10.300367	41.85%	17,467	2009
	9.818731	7.261563	-26.04%	27,653	2008
	10.000000	9.818731	-1.81%	40,971	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.669206	9.856995	13.70%	15,704	2010
	6.927018	8.669206	25.15%	16,126	2009
	11.123051	6.927018	-37.72%	17,760	2008
	10.672632	11.123051	4.22%	24,417	2007
	9.329081	10.672632	14.40%	25,729	2006
	9.003016	9.329081	3.62%	41,103	2005
	8.233741	9.003016	9.34%	42,521	2004
	6.486670	8.233741	26.93%	44,168	2003
	8.440017	6.486670	-23.14%	39,285	2002
	9.714380	8.440017	-13.12%	50,509	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.925745	16.971308	6.57%	14,380	2010
	13.922031	15.925745	14.39%	16,701	2009
	14.557039	13.922031	-4.36%	14,895	2008
	14.113759	14.557039	3.14%	19,428	2007
	13.682452	14.113759	3.15%	31,370	2006
	13.544334	13.682452	1.02%	50,360	2005
	13.117452	13.544334	3.25%	51,777	2004
	12.613630	13.117452	3.99%	52,433	2003
	11.564259	12.613630	9.07%	68,575	2002
	10.786552	11.564259	7.21%	62,448	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	31.455237	40.018629	27.22%	1,275	2010
	22.726934	31.455237	38.41%	1,275	2009
	38.008184	22.726934	-40.21%	1,275	2008
	33.296188	38.008184	14.15%	1,275	2007
	29.915977	33.296188	11.30%	0	2006
	25.602267	29.915977	16.85%	0	2005
	20.757810	25.602267	23.34%	597	2004
	15.159073	20.757810	36.93%	1,281	2003
	17.019769	15.159073	-10.93%	2,224	2002
	17.818211	17.019769	-4.48%	2,262	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.434525	24.700111	27.09%	38,907	2010
	14.068203	19.434525	38.15%	51,306	2009
	23.565693	14.068203	-40.30%	66,658	2008
	20.670780	23.565693	14.00%	90,572	2007
	18.603234	20.670780	11.11%	98,348	2006
	15.946144	18.603234	16.66%	133,789	2005
	12.940837	15.946144	23.22%	135,710	2004
	9.469166	12.940837	36.66%	122,159	2003
	10.646714	9.469166	-11.06%	76,332	2002
	11.163719	10.646714	-4.63%	52,151	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.423409	12.310387	-0.91%	6,752	2010
	12.477986	12.423409	-0.44%	6,921	2009
	12.252107	12.477986	1.84%	7,080	2008
	11.784937	12.252107	3.96%	17,961	2007
	11.365788	11.784937	3.69%	8,898	2006
	11.158061	11.365788	1.86%	10,102	2005
	11.153291	11.158061	0.04%	11,226	2004
	11.171473	11.153291	-0.16%	12,978	2003
	11.113226	11.171473	0.52%	21,551	2002
	10.795323	11.113226	2.94%	11,840	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	11.230177	12.543416	11.69%	2,194	2010
	8.985287	11.230177	24.98%	2,194	2009
	16.193138	8.985287	-44.51%	2,194	2008
	13.977466	16.193138	15.85%	2,587	2007
	11.988113	13.977466	16.59%	2,984	2006
	10.193330	11.988113	17.61%	3,028	2005
	9.086339	10.193330	12.18%	3,992	2004
	6.418747	9.086339	41.56%	5,147	2003
	8.151853	6.418747	-21.26%	3,846	2002
	10.475758	8.151853	-22.18%	3,956	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.899241	9.925542	11.53%	8,112	2010
	7.132584	8.899241	24.77%	17,510	2009
	12.875963	7.132584	-44.61%	18,164	2008
	11.128776	12.875963	15.70%	30,278	2007
	9.559002	11.128776	16.42%	25,973	2006
	8.140814	9.559002	17.42%	28,548	2005
	7.267882	8.140814	12.01%	29,672	2004
	5.140176	7.267882	41.39%	26,827	2003
	6.537334	5.140176	-21.37%	11,564	2002
	8.389266	6.537334	-22.08%	12,672	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	12.078842	13.471412	11.53%	20,441	2010
	9.682539	12.078842	24.75%	26,800	2009
	17.474744	9.682539	-44.59%	28,482	2008
	15.102611	17.474744	15.71%	27,684	2007
	12.967855	15.102611	16.46%	14,774	2006
	11.047743	12.967855	17.38%	8,462	2005
	10.000000	11.047743	10.48%	9,250	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.192001	13.619812	11.71%	0	2010
	9.750806	12.192001	25.04%	0	2009
	17.576789	9.750806	-44.52%	0	2008
	15.169396	17.576789	15.87%	0	2007
	13.010087	15.169396	16.60%	0	2006
	11.066663	13.010087	17.56%	0	2005
	10.000000	11.066663	10.67%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	10.126968	11.785707	16.38%	0	2010
	7.197172	10.126968	40.71%	0	2009
	13.617182	7.197172	-47.15%	0	2008
	13.507243	13.617182	0.81%	0	2007
	11.927716	13.507243	13.24%	0	2006
	11.374221	11.927716	4.87%	0	2005
	10.359511	11.374221	9.79%	0	2004
	7.816441	10.359511	32.53%	0	2003
	9.387714	7.816441	-16.74%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.996935	11.612965	16.17%	4,899	2010
	7.116739	9.996935	40.47%	6,384	2009
	13.483096	7.116739	-47.22%	6,222	2008
	13.391655	13.483096	0.68%	6,263	2007
	11.840954	13.391655	13.10%	6,516	2006
	11.317715	11.840954	4.62%	11,552	2005
	10.321447	11.317715	9.65%	12,014	2004
	7.806840	10.321447	32.21%	13,458	2003
	9.387722	7.806840	-16.84%	17,822	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.714492	15.893284	25.00%	1,471	2010
	8.171965	12.714492	55.59%	1,471	2009
	16.932614	8.171965	-51.74%	1,471	2008
	16.222286	16.932614	4.38%	1,471	2007
	14.122955	16.222286	14.86%	1,471	2006
	13.930926	14.122955	1.38%	1,471	2005
	12.363618	13.930926	12.68%	1,471	2004
	7.926515	12.363618	55.98%	1,471	2003
	10.000000	7.926515	-20.73%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.882407	14.839459	24.89%	9,290	2010
	7.649026	11.882407	55.35%	13,064	2009
	15.884891	7.649026	-51.85%	18,930	2008
	15.241379	15.884891	4.22%	28,964	2007
	13.290613	15.241379	14.68%	42,935	2006
	13.126256	13.290613	1.25%	46,787	2005
	11.664642	13.126256	12.53%	47,874	2004
	7.498689	11.664642	55.56%	42,712	2003
	10.000000	7.498689	-25.01%	7,308	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.683587	13.967730	19.55%	0	2010
	10.044347	11.683587	16.32%	0	2009
	13.908748	10.044347	-27.78%	58	2008
	14.419544	13.908748	-3.54%	569	2007
	12.421890	14.419544	16.08%	159	2006
	12.119685	12.421890	2.49%	188	2005
	11.020827	12.119685	9.97%	116	2004
	8.927747	11.020827	23.44%	41	2003
	10.000000	8.927747	-10.72%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.504046	9.268258	8.99%	12,385	2010
	6.604890	8.504046	28.75%	2,416	2009
	10.000000	6.604890	-33.95%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.416972	15.487605	7.43%	0	2010
	10.619284	14.416972	35.76%	0	2009
	17.975371	10.619284	-40.92%	0	2008
	15.705870	17.975371	14.45%	0	2007
	13.055376	15.705870	20.30%	0	2006
	11.954451	13.055376	9.21%	0	2005
	10.173469	11.954451	17.51%	0	2004
	7.764288	10.173469	31.03%	0	2003
	10.000000	7.764288	-22.36%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.646483	9.846747	13.88%	17,223	2010
	7.245870	8.646483	19.33%	15,840	2009
	12.776375	7.245870	-43.29%	19,132	2008
	11.568499	12.776375	10.44%	20,429	2007
	11.034259	11.568499	4.84%	23,085	2006
	10.280379	11.034259	7.33%	24,547	2005
	9.780590	10.280379	5.11%	29,435	2004
	7.659139	9.780590	27.70%	24,476	2003
	10.000000	7.659139	-23.41%	7,668	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.974610	14.059787	17.41%	0	2010
	8.508694	11.974610	40.73%	0	2009
	16.249325	8.508694	-47.64%	0	2008
	14.831036	16.249325	9.56%	0	2007
	12.875987	14.831036	15.18%	0	2006
	11.883862	12.875987	8.35%	0	2005
	10.408766	11.883862	14.17%	0	2004
	7.779212	10.408766	33.80%	0	2003
	10.000000	7.779212	-22.21%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	11.007093	12.890463	17.11%	101	2010
	7.842195	11.007093	40.36%	101	2009
	15.005400	7.842195	-47.74%	254	2008
	13.732395	15.005400	9.27%	3,412	2007
	11.949210	13.732395	14.92%	271	2006
	11.062736	11.949210	8.01%	0	2005
	10.000000	11.062736	10.63%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.137293	10.978313	8.30%	0	2010
	7.993292	10.137293	26.82%	0	2009
	11.575448	7.993292	-30.95%	0	2008
	10.831678	11.575448	6.87%	0	2007
	10.000000	10.831678	8.32%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	10.048290	10.851477	7.99%	2,462	2010
	7.942644	10.048290	26.51%	2,288	2009
	11.531733	7.942644	-31.12%	2,577	2008
	10.814572	11.531733	6.63%	2,815	2007
	10.000000	10.814572	8.15%	4,583	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.273007	19.227266	11.31%	5,019	2010
	12.952105	17.273007	33.36%	5,336	2009
	22.039047	12.952105	-41.23%	6,562	2008
	19.482168	22.039047	13.12%	6,795	2007
	15.411326	19.482168	26.41%	7,616	2006
	13.245319	15.411326	16.35%	7,938	2005
	10.831767	13.245319	22.28%	8,131	2004
	8.520873	10.831767	27.12%	8,985	2003
	10.000000	8.520873	-14.79%	1,652	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	14.012712	15.806503	12.80%	145	2010
	10.886625	14.012712	28.71%	539	2009
	15.407590	10.886625	-29.34%	163	2008
	14.229052	15.407590	8.28%	176	2007
	12.939463	14.229052	9.97%	185	2006
	12.163203	12.939463	6.38%	195	2005
	10.810852	12.163203	12.51%	204	2004
	8.590197	10.810852	25.85%	214	2003
	10.000000	8.590197	-14.10%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.499921	11.228065	18.19%	24,961	2010
	5.801911	9.499921	63.74%	33,410	2009
	11.534787	5.801911	-49.70%	42,346	2008
	10.004580	11.534787	15.30%	42,535	2007
	9.861813	10.004580	1.45%	48,388	2006
	9.268303	9.861813	6.40%	63,609	2005
	8.781038	9.268303	5.55%	65,610	2004
	6.992636	8.781038	25.58%	58,793	2003
	10.000000	6.992636	-30.07%	8,239	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	11.093319	12.686994	14.37%	37,374	2010
	8.739661	11.093319	26.93%	38,600	2009
	13.772084	8.739661	-36.54%	63,592	2008
	14.265316	13.772084	-3.46%	70,840	2007
	12.435558	14.265316	14.71%	79,222	2006
	12.083224	12.435558	2.92%	127,114	2005
	10.409639	12.083224	16.08%	129,091	2004
	8.052858	10.409639	29.27%	83,060	2003
	10.000000	8.052858	-19.47%	21,482	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.873555	12.755306	7.43%	10,432	2010
	10.000000	11.873555	18.74%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	10.054888	11.147111	10.86%	22,416	2010
	7.312856	10.054888	37.50%	30,268	2009
	11.739206	7.312856	-37.71%	34,782	2008
	10.697171	11.739206	9.74%	61,395	2007
	10.084656	10.697171	6.07%	63,420	2006
	9.787947	10.084656	3.03%	74,244	2005
	9.085480	9.787947	7.73%	74,414	2004
	7.496555	9.085480	21.20%	72,206	2003
	10.000000	7.496555	-25.03%	11,309	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.212717	9.212056	27.72%	21,548	2010
	5.165747	7.212717	39.63%	17,400	2009
	10.796098	5.165747	-52.15%	20,420	2008
	9.973917	10.796098	8.24%	21,492	2007
	9.863089	9.973917	1.12%	24,205	2006
	9.700343	9.863089	1.68%	32,628	2005
	8.579539	9.700343	13.06%	32,369	2004
	6.353404	8.579539	35.04%	40,009	2003
	10.000000	6.353404	-36.47%	7,886	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.285606	15.165360	34.38%	26,523	2010
	7.007596	11.285606	61.05%	29,799	2009
	11.721587	7.007596	-40.22%	37,362	2008
	11.597661	11.721587	1.07%	42,844	2007
	10.388914	11.597661	11.63%	52,390	2006
	10.006009	10.388914	3.83%	54,984	2005
	9.530630	10.006009	4.99%	58,715	2004
	7.225774	9.530630	31.90%	62,555	2003
	10.000000	7.225774	-27.74%	15,805	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.862090	14.140328	9.94%	32,625	2010
	10.626040	12.862090	21.04%	37,722	2009
	15.983074	10.626040	-33.52%	42,612	2008
	15.028789	15.983074	6.35%	63,594	2007
	12.616117	15.028789	19.12%	60,896	2006
	11.987269	12.616117	5.25%	53,464	2005
	10.561013	11.987269	13.50%	53,121	2004
	8.567174	10.561013	23.27%	51,516	2003
	10.000000	8.567174	-14.33%	8,139	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.760516	7.61%	41	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.602574	12.679453	9.28%	63,439	2010
	9.343560	11.602574	24.18%	75,954	2009
	13.327338	9.343560	-31.17%	96,503	2008
	12.614050	13.327338	5.65%	111,882	2007
	11.556235	12.614050	9.15%	112,958	2006
	11.241103	11.556235	2.80%	115,490	2005
	10.734444	11.241103	4.72%	122,144	2004
	9.258649	10.734444	15.94%	102,507	2003
	10.000000	9.258649	-7.41%	43,455	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	11.094594	13.473620	21.44%	2,532	2010
	8.539874	11.094594	29.92%	780	2009
	14.266478	8.539874	-40.14%	310	2008
	13.412223	14.266478	6.37%	595	2007
	11.932717	13.412223	12.40%	344	2006
	11.296531	11.932717	5.63%	357	2005
	10.000000	11.296531	12.97%	1,621	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.455035	13.931081	11.85%	30	2010
	10.000000	12.455035	24.55%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.307778	10.306485	10.73%	22,693	2010
	7.629628	9.307778	22.00%	23,617	2009
	10.991163	7.629628	-30.58%	6,507	2008
	10.476339	10.991163	4.91%	4,141	2007
	10.000000	10.476339	4.76%	4,625	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.514432	11.016128	4.77%	13,665	2010
	9.484428	10.514432	10.86%	8,837	2009
	10.645730	9.484428	-10.91%	7,730	2008
	10.458382	10.645730	1.79%	10,654	2007
	10.000000	10.458382	4.58%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.326441	11.361285	10.02%	7,641	2010
	7.377345	10.326441	39.98%	5,768	2009
	12.162544	7.377345	-39.34%	7,242	2008
	10.759272	12.162544	13.04%	2,163	2007
	10.000000	10.759272	7.59%	442	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.605881	10.054668	16.83%	17,750	2010
	6.273149	8.605881	37.19%	8,320	2009
	11.375941	6.273149	-44.86%	4,281	2008
	10.285224	11.375941	10.60%	1,096	2007
	10.000000	10.285224	2.85%	457	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.763734	8.516788	9.70%	14,974	2010
	6.009658	7.763734	29.19%	15,745	2009
	9.816107	6.009658	-38.78%	15,396	2008
	10.000000	9.816107	-1.84%	13,696	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.969129	13.388591	11.86%	0	2010
	8.288832	11.969129	44.40%	0	2009
	11.662156	8.288832	-28.93%	0	2008
	11.436266	11.662156	1.98%	0	2007
	10.460288	11.436266	9.33%	0	2006
	10.000000	10.460288	4.60%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.733391	8.820667	14.06%	0	2010
	5.114540	7.733391	51.20%	0	2009
	10.000000	5.114540	-48.85%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.971380	9.737863	22.16%	0	2010
	6.130791	7.971380	30.02%	0	2009
	10.000000	6.130791	-38.69%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.952881	9.713768	22.14%	0	2010
	6.128884	7.952881	29.76%	0	2009
	10.000000	6.128884	-38.71%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.127013	9.235097	13.63%	0	2010
	6.363626	8.127013	27.71%	0	2009
	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.389621	10.247522	9.14%	0	2010
	7.927537	9.389621	18.44%	0	2009
	10.000000	7.927537	-20.72%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.842676	9.823944	11.10%	15,801	2010
	7.204634	8.842676	22.74%	13,893	2009
	10.000000	7.204634	-27.95%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.143105	10.708329	5.57%	7,809	2010
	9.078992	10.143105	11.72%	2,355	2009
	10.000000	9.078992	-9.21%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.116587	10.036480	10.09%	51,688	2010
	7.562819	9.116587	20.54%	54,197	2009
	10.000000	7.562819	-24.37%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.559890	9.587811	12.01%	0	2010
	6.841204	8.559890	25.12%	0	2009
	10.000000	6.841204	-31.59%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.664334	10.416230	7.78%	0	2010
	8.307908	9.664334	16.33%	0	2009
	10.000000	8.307908	-16.92%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.612240	11.230444	5.83%	0	2010
	9.868797	10.612240	7.53%	0	2009
	10.000000	9.868797	-1.31%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.569931	11.156576	5.55%	1,930	2010
	9.846940	10.569931	7.34%	1,930	2009
	10.000000	9.846940	-1.53%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.340265	12.119428	6.87%	0	2010
	9.852755	11.340265	15.10%	6,040	2009
	10.000000	9.852755	-1.47%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.505385	30.369953	14.58%	1,307	2010
	16.441183	26.505385	61.21%	1,250	2009
	39.535711	16.441183	-58.41%	1,297	2008
	27.548446	39.535711	43.51%	2,495	2007
	20.443832	27.548446	34.75%	2,685	2006
	15.628240	20.443832	30.81%	2,852	2005
	13.127223	15.628240	19.05%	3,047	2004
	8.064722	13.127223	62.77%	4,793	2003
	10.000000	8.064722	-19.35%	4,403	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	20.083189	23.006594	14.56%	13,435	2010
	12.457530	20.083189	61.21%	7,510	2009
	29.909118	12.457530	-58.35%	6,783	2008
	20.803597	29.909118	43.77%	14,932	2007
	15.411174	20.803597	34.99%	10,838	2006
	11.767045	15.411174	30.97%	6,463	2005
	10.000000	11.767045	17.67%	5,727	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.338745	13.815860	3.58%	64,821	2010
	13.140651	13.338745	1.51%	76,375	2009
	12.340864	13.140651	6.48%	84,517	2008
	11.651171	12.340864	5.92%	90,389	2007
	11.405263	11.651171	2.16%	101,674	2006
	11.172950	11.405263	2.08%	161,071	2005
	10.945867	11.172950	2.07%	170,697	2004
	10.856066	10.945867	0.83%	141,650	2003
	10.000000	10.856066	8.56%	48,238	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.993821	7.812388	11.70%	1,948	2010
	5.465521	6.993821	27.96%	0	2009
	10.000000	5.465521	-45.34%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.367771	14.014081	13.31%	64,208	2010
	9.835776	12.367771	25.74%	64,452	2009
	15.755050	9.835776	-37.57%	41,724	2008
	15.043036	15.755050	4.73%	56,389	2007
	13.021121	15.043036	15.53%	65,579	2006
	12.204207	13.021121	6.69%	70,417	2005
	10.827474	12.204207	12.72%	86,042	2004
	8.306308	10.827474	30.35%	44,651	2003
	10.000000	8.306308	-16.94%	2,053	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.550746	12.538559	8.55%	0	2010
	10.000000	11.550746	15.51%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.110672	13.411681	10.74%	0	2010
	10.000000	12.110672	21.11%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.264044	12.837390	4.68%	104,196	2010
	11.373498	12.264044	7.83%	163,646	2009
	12.243217	11.373498	-7.10%	233,848	2008
	11.753937	12.243217	4.16%	228,228	2007
	11.199948	11.753937	4.95%	236,100	2006
	10.967218	11.199948	2.12%	248,373	2005
	10.601582	10.967218	3.45%	265,748	2004
	9.939071	10.601582	6.67%	270,808	2003
	10.000000	9.939071	-0.61%	7,070	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.481592	13.684644	9.64%	611,572	2010
	10.598690	12.481592	17.77%	737,282	2009
	13.960257	10.598690	-24.08%	846,289	2008
	13.367042	13.960257	4.44%	985,536	2007
	12.143473	13.367042	10.08%	988,639	2006
	11.661166	12.143473	4.14%	1,098,224	2005
	10.769814	11.661166	8.28%	1,103,477	2004
	9.075317	10.769814	18.67%	961,029	2003
	10.000000	9.075317	-9.25%	196,177	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.572412	14.022929	11.54%	182,724	2010
	10.224631	12.572412	22.96%	145,019	2009
	15.076345	10.224631	-32.18%	196,969	2008
	14.368956	15.076345	4.92%	258,619	2007
	12.690404	14.368956	13.23%	266,509	2006
	11.989708	12.690404	5.84%	273,856	2005
	10.820651	11.989708	10.80%	255,254	2004
	8.643487	10.820651	25.19%	209,483	2003
	10.000000	8.643487	-13.57%	65,245	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.530786	13.441638	7.27%	196,327	2010
	11.065303	12.530786	13.24%	250,219	2009
	13.176330	11.065303	-16.02%	288,630	2008
	12.592606	13.176330	4.64%	367,390	2007
	11.749100	12.592606	7.18%	456,230	2006
	11.375124	11.749100	3.29%	478,507	2005
	10.738673	11.375124	5.93%	525,530	2004
	9.554684	10.738673	12.39%	486,332	2003
	10.000000	9.554684	-4.45%	63,968	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.732266	17.131188	24.75%	2,522	2010
	10.158287	13.732266	35.18%	2,522	2009
	16.174332	10.158287	-37.20%	2,522	2008
	15.213445	16.174332	6.32%	2,522	2007
	14.004948	15.213445	8.63%	2,522	2006
	12.638301	14.004948	10.81%	2,522	2005
	11.047344	12.638301	14.40%	2,522	2004
	8.299769	11.047344	33.10%	2,522	2003
	10.000000	8.299769	-17.00%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.896481	16.045678	24.42%	17,774	2010
	9.557825	12.896481	34.93%	23,846	2009
	15.254541	9.557825	-37.34%	33,759	2008
	14.373397	15.254541	6.13%	32,904	2007
	13.249338	14.373397	8.48%	32,944	2006
	11.977925	13.249338	10.61%	31,456	2005
	10.490716	11.977925	14.18%	33,713	2004
	7.902319	10.490716	32.75%	34,418	2003
	10.000000	7.902319	-20.98%	10,896	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.745429	10.621871	-1.15%	154,736	2010
	10.865877	10.745429	-1.11%	174,674	2009
	10.771084	10.865877	0.88%	233,391	2008
	10.398703	10.771084	3.58%	91,793	2007
	10.063444	10.398703	3.33%	121,146	2006
	9.915643	10.063444	1.49%	81,955	2005
	9.950264	9.915643	-0.35%	63,165	2004
	10.003439	9.950264	-0.53%	46,439	2003
	10.000000	10.003439	0.03%	10,667	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.176393	9.198227	12.50%	106	2010
	6.077196	8.176393	34.54%	0	2009
	10.000000	6.077196	-39.23%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.734766	11.259999	4.89%	0	2010
	8.363979	10.734766	28.35%	0	2009
	15.766679	8.363979	-46.95%	0	2008
	15.496828	15.766679	1.74%	0	2007
	12.771528	15.496828	21.34%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.576559	11.066662	4.63%	10,868	2010
	8.262755	10.576559	28.00%	9,651	2009
	15.610335	8.262755	-47.07%	19,112	2008
	15.377993	15.610335	1.51%	28,697	2007
	12.708823	15.377993	21.00%	31,814	2006
	11.499254	12.708823	10.52%	28,386	2005
	10.000000	11.499254	14.99%	4,914	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.070301	9.202757	14.03%	0	2010
	6.311593	8.070301	27.86%	0	2009
	10.000000	6.311593	-36.88%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.934264	8.842733	11.45%	34,889	2010
	6.299706	7.934264	25.95%	38,920	2009
	10.000000	6.299706	-37.00%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.792888	9.742267	25.01%	359	2010
	6.221846	7.792888	25.25%	474	2009
	10.000000	6.221846	-37.78%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.648417	10.227396	18.26%	0	2010
	6.705806	8.648417	28.97%	0	2009
	10.000000	6.705806	-32.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.278361	10.237578	23.67%	4,503	2010
	6.584566	8.278361	25.72%	5,369	2009
	12.459489	6.584566	-47.15%	6,890	2008
	11.511594	12.459489	8.23%	13,490	2007
	11.307581	11.511594	1.80%	10,942	2006
	10.617460	11.307581	6.50%	11,111	2005
	9.491129	10.617460	11.87%	13,101	2004
	7.161990	9.491129	32.52%	14,691	2003
	10.000000	7.161990	-28.38%	9,024	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.548173	15.704011	25.15%	0	2010
	10.057555	12.548173	24.76%	0	2009
	14.996416	10.057555	-32.93%	0	2008
	16.295288	14.996416	-7.97%	0	2007
	14.053900	16.295288	15.95%	0	2006
	13.793081	14.053900	1.89%	0	2005
	11.895732	13.793081	15.95%	0	2004
	7.672026	11.895732	55.05%	0	2003
	10.000000	7.672026	-23.28%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.439758	14.302096	25.02%	8,112	2010
	9.194990	11.439758	24.41%	11,250	2009
	13.740261	9.194990	-33.08%	13,376	2008
	14.984206	13.740261	-8.30%	15,296	2007
	12.944891	14.984206	15.75%	21,317	2006
	12.740713	12.944891	1.60%	19,441	2005
	11.016503	12.740713	15.65%	18,211	2004
	7.123520	11.016503	54.65%	16,094	2003
	10.000000	7.123520	-28.76%	592	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.623476	16.876689	23.88%	0	2010
	10.231452	13.623476	33.15%	0	2009
	16.745676	10.231452	-38.90%	0	2008
	16.587887	16.745676	0.95%	0	2007
	14.977312	16.587887	10.75%	0	2006
	13.489511	14.977312	11.03%	0	2005
	11.465397	13.489511	17.65%	0	2004
	8.225210	11.465397	39.39%	0	2003
	10.000000	8.225210	-17.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.733202	16.966435	23.54%	24,635	2010
	10.334755	13.733202	32.88%	23,440	2009
	16.960160	10.334755	-39.06%	30,847	2008
	16.839510	16.960160	0.72%	29,621	2007
	15.243464	16.839510	10.47%	23,759	2006
	13.767353	15.243464	10.72%	26,574	2005
	11.725049	13.767353	17.42%	26,385	2004
	8.435498	11.725049	39.00%	16,923	2003
	10.000000	8.435498	-15.65%	2,686	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.159052	9.131773	11.92%	531	2010
	6.573908	8.159052	24.11%	126	2009
	11.390057	6.573908	-42.28%	0	2008
	10.680250	11.390057	6.65%	0	2007
	10.000000	10.680250	6.80%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.211786	9.254814	28.33%	13,693	2010
	5.589945	7.211786	29.01%	12,464	2009
	10.000000	5.589945	-44.10%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.446897	10.576649	1.24%	14,713	2010
	9.866941	10.446897	5.88%	17,042	2009
	10.000000	9.866941	-1.33%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.313887	14.639901	9.96%	0	2010
	10.000000	13.313887	33.14%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.959566	13.937912	7.55%	0	2010
	10.000000	12.959566	29.60%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.937743	13.878241	7.27%	123,972	2010
	10.000000	12.937743	29.38%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.934195	13.596896	5.12%	0	2010
	10.000000	12.934195	29.34%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	13.054991	14.966466	14.64%	0	2010
	9.453934	13.054991	38.09%	0	2009
	15.991898	9.453934	-40.88%	0	2008
	15.214709	15.991898	5.11%	646	2007
	13.077929	15.214709	16.34%	517	2006
	11.570664	13.077929	13.03%	405	2005
	10.000000	11.570664	15.71%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.874272	14.720264	14.34%	28,590	2010
	9.344243	12.874272	37.78%	23,803	2009
	15.846799	9.344243	-41.03%	27,770	2008
	15.116328	15.846799	4.83%	29,029	2007
	13.025388	15.116328	16.05%	30,383	2006
	11.553527	13.025388	12.74%	60,058	2005
	10.000000	11.553527	15.54%	48,013	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.870873	17.046821	14.63%	0	2010
	10.763166	14.870873	38.16%	0	2009
	18.204808	10.763166	-40.88%	0	2008
	17.323083	18.204808	5.09%	0	2007
	14.889758	17.323083	16.34%	0	2006
	13.177112	14.889758	13.00%	0	2005
	11.186640	13.177112	17.79%	0	2004
	7.912584	11.186640	41.38%	0	2003
	10.000000	7.912584	-20.87%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.597282	16.695396	14.37%	33,932	2010
	10.596789	14.597282	37.75%	38,077	2009
	17.966176	10.596789	-41.02%	45,658	2008
	17.134365	17.966176	4.85%	48,550	2007
	14.768763	17.134365	16.02%	60,117	2006
	13.098432	14.768763	12.75%	64,309	2005
	11.146507	13.098432	17.51%	68,291	2004
	7.893044	11.146507	41.22%	104,091	2003
	10.000000	7.893044	-21.07%	39,008	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	15.004282	17.022794	13.45%	90,409	2010
	12.819075	15.004282	17.05%	99,550	2009
	15.164870	12.819075	-15.47%	112,889	2008
	14.004525	15.164870	8.29%	104,406	2007
	13.211351	14.004525	6.00%	74,626	2006
	13.041321	13.211351	1.30%	68,902	2005
	12.166887	13.041321	7.19%	66,504	2004
	10.505725	12.166887	15.81%	83,892	2003
	10.000000	10.505725	5.06%	19,247	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.506254	2.841247	13.37%	0	2010
	2.000278	2.506254	25.30%	0	2009
	9.586595	2.000278	-79.13%	0	2008
	10.000000	9.586595	-4.13%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.584173	4.067795	13.49%	2,303	2010
	2.893349	3.584173	23.88%	3,232	2009
	13.724275	2.893349	-78.92%	3,232	2008
	13.898923	13.724275	-1.26%	4,092	2007
	12.849354	13.898923	8.17%	5,288	2006
	12.704499	12.849354	1.14%	5,551	2005
	11.794716	12.704499	7.71%	5,648	2004
	9.625731	11.794716	22.53%	4,566	2003
	10.000000	9.625731	-3.74%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.317661	11.813148	14.49%	46,613	2010
	8.154817	10.317661	26.52%	45,872	2009
	13.441853	8.154817	-39.33%	57,409	2008
	13.057013	13.441853	2.95%	68,480	2007
	11.509836	13.057013	13.44%	85,493	2006
	11.011235	11.509836	4.53%	118,088	2005
	10.205968	11.011235	7.89%	119,871	2004
	8.165802	10.205968	24.98%	121,201	2003
	10.000000	8.165802	-18.34%	40,083	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	14.147166	17.257843	21.99%	490	2010
	10.431640	14.147166	35.62%	440	2009
	16.974562	10.431640	-38.55%	373	2008
	17.383424	16.974562	-2.35%	318	2007
	15.291693	17.383424	13.68%	276	2006
	14.072919	15.291693	8.66%	230	2005
	11.921436	14.072919	18.05%	177	2004
	8.353969	11.921436	42.70%	115	2003
	10.000000	8.353969	-16.46%	10	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.079874	9.828518	21.64%	1,218	2010
	5.971437	8.079874	35.31%	2,101	2009
	9.744167	5.971437	-38.72%	1,687	2008
	9.997317	9.744167	-2.53%	1,048	2007
	10.000000	9.997317	-0.03%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.881912	11.764923	8.11%	1,505	2010
	10.000000	10.881912	8.82%	1,048	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.961461	11.397306	3.98%	7,703	2010
	10.000000	10.961461	9.61%	2,376	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.656463	13.179160	13.06%	1,406	2010
	9.083964	11.656463	28.32%	1,406	2009
	14.990773	9.083964	-39.40%	3,000	2008
	16.140864	14.990773	-7.13%	2,943	2007
	14.086781	16.140864	14.58%	2,935	2006
	13.542179	14.086781	4.02%	2,945	2005
	12.329674	13.542179	9.83%	2,793	2004
	10.000000	12.329674	23.30%	2,674	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	12.136726	13.200066	8.76%	0	2010
	9.851206	12.136726	23.20%	0	2009
	17.780953	9.851206	-44.60%	0	2008
	16.600022	17.780953	7.11%	0	2007
	13.148031	16.600022	26.25%	0	2006
	11.854580	13.148031	10.91%	0	2005
	10.320964	11.854580	14.86%	0	2004
	8.123506	10.320964	27.05%	0	2003
	10.000000	8.123506	-18.76%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.802050	14.697778	24.54%	0	2010
	9.077117	11.802050	30.02%	0	2009
	15.143644	9.077117	-40.06%	0	2008
	17.553522	15.143644	-13.73%	0	2007
	15.138915	17.553522	15.95%	0	2006
	14.308405	15.138915	5.80%	0	2005
	11.468421	14.308405	24.76%	0	2004
	7.752738	11.468421	47.93%	0	2003
	10.000000	7.752738	-22.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.059686	14.400446	19.41%	710	2010
	7.443700	12.059686	62.01%	456	2009
	11.959111	7.443700	-37.76%	0	2008
	11.466033	11.959111	4.30%	0	2007
	11.001091	11.466033	4.23%	0	2006
	10.529297	11.001091	4.48%	0	2005
	10.141405	10.529297	3.82%	0	2004
	8.213414	10.141405	23.47%	0	2003
	10.000000	8.213414	-17.87%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.918054	11.532700	5.63%	5,652	2010
	10.097843	10.918054	8.12%	11,593	2009
	11.408108	10.097843	-11.49%	14,203	2008
	10.969146	11.408108	4.00%	14,145	2007
	10.714855	10.969146	2.37%	15,884	2006
	10.428901	10.714855	2.74%	16,179	2005
	10.137329	10.428901	2.88%	17,874	2004
	10.000000	10.137329	1.37%	1,180	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.825485	18.25%	1,190	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.100218	16.416634	25.32%	1,305	2010
	10.000000	13.100218	31.00%	0	2009*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.954634	11.094045	11.45%	9,324	2010
	8.371936	9.954634	18.90%	9,928	2009
	14.288321	8.371936	-41.41%	6,487	2008
	13.792460	14.288321	3.60%	7,287	2007
	11.932835	13.792460	15.58%	13,828	2006
	11.546672	11.932835	3.34%	24,702	2005
	10.507735	11.546672	9.89%	20,947	2004
	8.045791	10.507735	30.60%	13,343	2003
	10.000000	8.045791	-19.54%	7,084	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.224406	16.719025	3.05%	513	2010
	12.222154	16.224406	32.75%	513	2009
	26.480364	12.222154	-53.84%	711	2008
	25.386592	26.480364	4.31%	3,950	2007
	19.015877	25.386592	33.50%	4,507	2006
	16.517443	19.015877	15.13%	4,910	2005
	13.386154	16.517443	23.39%	5,395	2004
	9.412037	13.386154	42.22%	5,912	2003
	10.000000	9.412037	-5.88%	76	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.755590	10.586202	8.51%	2,107	2010
	7.201805	9.755590	35.46%	1,520	2009
	12.112844	7.201805	-40.54%	1,510	2008
	10.791578	12.112844	12.24%	1,682	2007
	10.992765	10.791578	-1.83%	2,035	2006
	9.687917	10.992765	13.47%	2,160	2005
	9.050318	9.687917	7.05%	1,954	2004
	7.425145	9.050318	21.89%	1,421	2003
	10.000000	7.425145	-25.75%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.818518	19.784444	25.07%	5,846	2010
	11.223110	15.818518	40.95%	4,609	2009
	17.679643	11.223110	-36.52%	4,087	2008
	17.626309	17.679643	0.30%	8,694	2007
	15.621311	17.626309	12.84%	8,514	2006
	14.827264	15.621311	5.36%	10,804	2005
	12.603317	14.827264	17.65%	10,644	2004
	9.053926	12.603317	39.20%	10,895	2003
	10.000000	9.053926	-9.46%	5,122	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.080182	13.100288	8.44%	2,444	2010
	10.000000	12.080182	20.80%	707	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.320814	16.560201	24.32%	1,324	2010
	10.783797	13.320814	23.53%	1,788	2009
	15.799049	10.783797	-31.74%	1,203	2008
	16.097427	15.799049	-1.85%	1,533	2007
	14.240235	16.097427	13.04%	1,522	2006
	13.440514	14.240235	5.95%	1,507	2005
	11.161116	13.440514	20.42%	1,709	2004
	8.198970	11.161116	36.13%	818	2003
	10.000000	8.198970	-18.01%	264	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.462786	11.868869	13.44%	0	2010
	7.917323	10.462786	32.15%	0	2009
	12.220500	7.917323	-35.21%	0	2008
	11.476249	12.220500	6.49%	0	2007
	10.636607	11.476249	7.89%	0	2006
	10.389769	10.636607	2.38%	0	2005
	9.901043	10.389769	4.94%	0	2004
	7.953120	9.901043	24.49%	0	2003
	10.000000	7.953120	-20.47%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.168371	12.671753	13.46%	848	2010
	8.947705	11.168371	24.82%	852	2009
	14.407872	8.947705	-37.90%	851	2008
	13.855667	14.407872	3.99%	849	2007
	12.141758	13.855667	14.12%	931	2006
	11.738115	12.141758	3.44%	1,182	2005
	10.738072	11.738115	9.31%	1,299	2004
	8.466863	10.738072	26.82%	2,390	2003
	10.000000	8.466863	-15.33%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.435230	14.072093	13.16%	4,142	2010
	9.985547	12.435230	24.53%	3,220	2009
	16.124879	9.985547	-38.07%	5,590	2008
	15.545845	16.124879	3.72%	5,159	2007
	13.657386	15.545845	13.83%	5,188	2006
	13.235955	13.657386	3.18%	12,713	2005
	12.139931	13.235955	9.03%	9,503	2004
	10.000000	12.139931	21.40%	3,585	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.223422	11.414695	11.65%	4,858	2010
	9.135670	10.223422	11.91%	2,234	2009
	13.147134	9.135670	-30.51%	2,216	2008
	12.137447	13.147134	8.32%	2,446	2007
	10.609988	12.137447	14.40%	2,148	2006
	10.559481	10.609988	0.48%	1,703	2005
	9.978288	10.559481	5.82%	3,269	2004
	8.152741	9.978288	22.39%	2,130	2003
	10.000000	8.152741	-18.47%	429	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	16.113386	18.209866	13.01%	9,313	2010
	10.696074	16.113386	50.65%	5,215	2009
	14.648640	10.696074	-26.98%	3,294	2008
	14.369795	14.648640	1.94%	6,393	2007
	13.153835	14.369795	9.24%	8,236	2006
	13.017481	13.153835	1.05%	8,797	2005
	11.960347	13.017481	8.84%	10,130	2004
	9.939447	11.960347	20.33%	9,401	2003
	10.000000	9.939447	-0.61%	4,181	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.101703	14.045357	7.20%	1,233	2010
	11.010747	13.101703	18.99%	1,064	2009
	12.020528	11.010747	-8.40%	1,458	2008
	11.545729	12.020528	4.11%	1,585	2007
	11.219498	11.545729	2.91%	1,970	2006
	11.209946	11.219498	0.09%	2,093	2005
	10.949726	11.209946	2.38%	2,312	2004
	10.590700	10.949726	3.39%	1,317	2003
	10.000000	10.590700	5.91%	756	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.999950	13.907721	6.98%	12,723	2010
	10.950631	12.999950	18.71%	11,806	2009
	11.989165	10.950631	-8.66%	13,849	2008
	11.542289	11.989165	3.87%	17,665	2007
	11.241467	11.542289	2.68%	19,900	2006
	11.266428	11.241467	-0.22%	16,430	2005
	11.036861	11.266428	2.08%	18,444	2004
	10.696048	11.036861	3.19%	17,701	2003
	10.000000	10.696048	6.96%	16,397	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.597324	11.016099	14.78%	266	2010
	7.315268	9.597324	31.20%	266	2009
	11.547072	7.315268	-36.65%	266	2008
	9.832278	11.547072	17.44%	263	2007
	9.313489	9.832278	5.57%	322	2006
	9.081970	9.313489	2.55%	420	2005
	8.683989	9.081970	4.58%	3,646	2004
	7.137265	8.683989	21.67%	3,750	2003
	8.553187	7.137265	-16.55%	3,849	2002
	9.360492	8.553187	-8.62%	3,966	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.772395	10.056009	14.63%	1,250	2010
	6.705647	8.772395	30.82%	1,370	2009
	10.595371	6.705647	-36.71%	1,515	2008
	9.042632	10.595371	17.17%	1,352	2007
	8.575514	9.042632	5.45%	1,433	2006
	8.380606	8.575514	2.33%	1,835	2005
	8.030247	8.380606	4.36%	3,615	2004
	6.606467	8.030247	21.55%	3,857	2003
	7.944011	6.606467	-16.84%	3,880	2002
	8.702495	7.944011	-8.72%	6,328	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.522606	12.994312	12.77%	0	2010
	9.044889	11.522606	27.39%	0	2009
	12.861617	9.044889	-29.68%	0	2008
	11.285433	12.861617	13.97%	0	2007
	10.651465	11.285433	5.95%	0	2006
	10.373025	10.651465	2.68%	0	2005
	9.964992	10.373025	4.09%	1,960	2004
	8.554219	9.964992	16.49%	2,065	2003
	9.499073	8.554219	-9.95%	2,166	2002
	10.041311	9.499073	-5.40%	2,316	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.716347	12.066213	12.60%	2,569	2010
	8.423739	10.716347	27.22%	2,773	2009
	11.992842	8.423739	-29.76%	2,869	2008
	10.539912	11.992842	13.79%	2,292	2007
	9.957050	10.539912	5.85%	3,621	2006
	9.710521	9.957050	2.54%	6,287	2005
	9.344632	9.710521	3.92%	6,999	2004
	8.038260	9.344632	16.25%	7,077	2003
	8.943412	8.038260	-10.12%	6,854	2002
	9.467676	8.943412	-5.54%	8,124	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.777752	12.564007	16.57%	63	2010
	7.884400	10.777752	36.70%	63	2009
	12.095457	7.884400	-34.82%	63	2008
	11.242701	12.095457	7.58%	63	2007
	10.192526	11.242701	10.30%	316	2006
	9.768026	10.192526	4.35%	1,426	2005
	9.378154	9.768026	4.16%	1,470	2004
	8.076429	9.378154	16.12%	1,515	2003
	8.958831	8.076429	-9.85%	1,497	2002
	9.227351	8.958831	-2.91%	1,650	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.061502	12.869407	16.34%	3,207	2010
	8.094001	11.061502	36.66%	3,323	2009
	12.440691	8.094001	-34.94%	3,993	2008
	11.582651	12.440691	7.41%	6,622	2007
	10.513970	11.582651	10.16%	7,060	2006
	10.084015	10.513970	4.26%	6,491	2005
	9.706924	10.084015	3.88%	8,180	2004
	8.367814	9.706924	16.00%	8,557	2003
	9.300292	8.367814	-10.03%	8,433	2002
	9.593396	9.300292	-3.06%	8,987	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.745528	9.035054	16.65%	346	2010
	5.768001	7.745528	34.28%	360	2009
	9.926802	5.768001	-41.89%	375	2008
	9.397222	9.926802	5.64%	391	2007
	8.343473	9.397222	12.63%	406	2006
	6.980068	8.343473	19.53%	406	2005
	6.975904	6.980068	0.06%	0	2004
	5.640432	6.975904	23.68%	0	2003
	6.153578	5.640432	-8.34%	0	2002
	8.724567	6.153578	-29.47%	180	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.628836	8.893003	16.57%	6,160	2010
	5.686420	7.628836	34.16%	7,753	2009
	9.813048	5.686420	-42.05%	8,213	2008
	9.306576	9.813048	5.44%	7,484	2007
	8.275989	9.306576	12.45%	9,830	2006
	6.941043	8.275989	19.23%	8,015	2005
	6.936410	6.941043	0.07%	7,662	2004
	5.620463	6.936410	23.41%	6,887	2003
	6.153576	5.620463	-8.66%	6,133	2002
	8.724565	6.153576	-29.47%	3,481	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.830646	11.178213	13.71%	2,465	2010
	7.652048	9.830646	28.47%	2,712	2009
	13.517956	7.652048	-43.39%	2,784	2008
	13.491780	13.517956	0.19%	3,188	2007
	11.371750	13.491780	18.64%	4,311	2006
	10.882855	11.371750	4.49%	4,974	2005
	9.889362	10.882855	10.05%	5,655	2004
	7.686519	9.889362	28.66%	3,653	2003
	9.373214	7.686519	-17.99%	4,108	2002
	9.996446	9.373214	-6.23%	4,444	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.532141	11.958087	13.54%	42,382	2010
	8.207377	10.532141	28.33%	37,979	2009
	14.526281	8.207377	-43.50%	42,016	2008
	14.518929	14.526281	0.05%	47,149	2007
	12.252890	14.518929	18.49%	48,090	2006
	11.746936	12.252890	4.31%	51,205	2005
	10.688872	11.746936	9.90%	51,397	2004
	8.320163	10.688872	28.47%	43,830	2003
	10.164777	8.320163	-18.15%	25,050	2002
	10.856303	10.164777	-6.37%	18,545	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.583088	9.723559	13.29%	391	2010
	6.831780	8.583088	25.63%	1,564	2009
	11.876161	6.831780	-42.47%	2,612	2008
	10.733124	11.876161	10.65%	2,806	2007
	9.612459	10.733124	11.66%	4,099	2006
	9.047800	9.612459	6.24%	5,177	2005
	8.659468	9.047800	4.48%	5,484	2004
	7.091127	8.659468	22.12%	6,020	2003
	8.615493	7.091127	-17.69%	6,410	2002
	9.567480	8.615493	-9.95%	8,390	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.678151	9.821376	13.17%	27,647	2010
	6.915332	8.678151	25.49%	24,165	2009
	12.046882	6.915332	-42.60%	24,074	2008
	10.901328	12.046882	10.51%	28,474	2007
	9.776521	10.901328	11.51%	24,336	2006
	9.213154	9.776521	6.11%	43,842	2005
	8.836943	9.213154	4.26%	38,624	2004
	7.245530	8.836943	21.96%	29,315	2003
	8.819213	7.245530	-17.84%	18,405	2002
	9.810607	8.819213	-10.11%	22,086	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.424269	9.099848	22.57%	3,150	2010
	5.863888	7.424269	26.61%	3,246	2009
	11.248252	5.863888	-47.87%	3,358	2008
	8.974185	11.248252	25.34%	4,048	2007
	8.509992	8.974185	5.45%	5,236	2006
	8.150656	8.509992	4.41%	8,170	2005
	7.988929	8.150656	2.02%	12,294	2004
	6.089592	7.988929	31.19%	12,935	2003
	8.830356	6.089592	-31.04%	13,537	2002
	10.864164	8.830356	-18.72%	17,392	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.704691	6.981212	22.38%	64,853	2010
	4.512151	5.704691	26.43%	68,371	2009
	8.667512	4.512151	-47.94%	68,515	2008
	6.926702	8.667512	25.13%	72,210	2007
	6.578249	6.926702	5.30%	78,651	2006
	6.310672	6.578249	4.24%	82,085	2005
	6.193905	6.310672	1.89%	88,440	2004
	4.729907	6.193905	30.95%	86,348	2003
	6.868238	4.729907	-31.13%	60,756	2002
	8.464537	6.868238	-18.86%	51,769	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.665884	10.675819	23.19%	0	2010
	6.277263	8.665884	38.05%	0	2009
	12.427554	6.277263	-49.49%	0	2008
	10.704664	12.427554	16.09%	2	2007
	9.992638	10.704664	7.13%	0	2006
	9.366331	9.992638	6.69%	0	2005
	8.600493	9.366331	8.90%	0	2004
	6.671489	8.600493	28.91%	0	2003
	9.166748	6.671489	-27.22%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.474289	10.439209	23.19%	6,684	2010
	6.156132	8.474289	37.66%	5,370	2009
	12.194627	6.156132	-49.52%	5,654	2008
	10.521426	12.194627	15.90%	5,516	2007
	9.833539	10.521426	7.00%	5,079	2006
	9.237571	9.833539	6.45%	4,672	2005
	8.502746	9.237571	8.64%	4,785	2004
	6.605547	8.502746	28.72%	5,167	2003
	9.111125	6.605547	-27.50%	2,852	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.647878	11.970652	12.42%	208	2010
	7.495866	10.647878	42.05%	947	2009
	10.124516	7.495866	-25.96%	947	2008
	9.982948	10.124516	1.42%	1,153	2007
	9.088023	9.982948	9.85%	2,618	2006
	8.971724	9.088023	1.30%	3,497	2005
	8.295305	8.971724	8.15%	4,198	2004
	6.612570	8.295305	25.45%	4,194	2003
	6.459185	6.612570	2.37%	4,165	2002
	7.420890	6.459185	-12.96%	4,377	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.369430	12.768895	12.31%	13,792	2010
	8.021174	11.369430	41.74%	13,564	2009
	10.845254	8.021174	-26.04%	14,628	2008
	10.705549	10.845254	1.30%	17,883	2007
	9.759284	10.705549	9.70%	17,370	2006
	9.654270	9.759284	1.09%	21,234	2005
	8.933254	9.654270	8.07%	22,794	2004
	7.133249	8.933254	25.23%	20,932	2003
	6.989318	7.133249	2.06%	15,194	2002
	8.033155	6.989318	-12.99%	15,464	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.286458	11.564645	12.43%	4,558	2010
	7.255430	10.286458	41.78%	4,498	2009
	9.815404	7.255430	-26.08%	3,363	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.286458	11.564645	12.43%	4,558	2010
	7.255430	10.286458	41.78%	4,498	2009
	9.815404	7.255430	-26.08%	3,363	2008
	10.000000	9.815404	-1.85%	2,460	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.622555	9.798991	13.64%	11,022	2010
	6.893241	8.622555	25.09%	11,815	2009
	11.074434	6.893241	-37.76%	15,118	2008
	10.631387	11.074434	4.17%	22,741	2007
	9.297715	10.631387	14.34%	25,729	2006
	8.977266	9.297715	3.57%	31,395	2005
	8.214338	8.977266	9.29%	70,351	2004
	6.474648	8.214338	26.87%	76,486	2003
	8.428653	6.474648	-23.18%	78,618	2002
	9.706237	8.428653	-13.16%	83,893	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.840062	16.871463	6.51%	7,271	2010
	13.854131	15.840062	14.33%	7,188	2009
	14.493362	13.854131	-4.41%	7,499	2008
	14.059179	14.493362	3.09%	7,882	2007
	13.636416	14.059179	3.10%	8,178	2006
	13.505574	13.636416	0.97%	12,571	2005
	13.086549	13.505574	3.20%	15,467	2004
	12.590282	13.086549	3.94%	14,914	2003
	11.548686	12.590282	9.02%	28,090	2002
	10.777507	11.548686	7.16%	19,310	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	31.285973	39.783174	27.16%	764	2010
	22.616075	31.285973	38.34%	844	2009
	37.841988	22.616075	-40.24%	849	2008
	33.167461	37.841988	14.09%	854	2007
	29.815356	33.167461	11.24%	1,086	2006
	25.529027	29.815356	16.79%	1,340	2005
	20.708901	25.529027	23.28%	1,623	2004
	15.130998	20.708901	36.86%	1,666	2003
	16.996856	15.130998	-10.98%	1,341	2002
	17.803282	16.996856	-4.53%	1,157	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.339695	24.567166	27.03%	29,027	2010
	14.006639	19.339695	38.08%	29,293	2009
	23.474470	14.006639	-40.33%	29,178	2008
	20.601238	23.474470	13.95%	39,183	2007
	18.550005	20.601238	11.06%	38,077	2006
	15.908537	18.550005	16.60%	41,580	2005
	12.916848	15.908537	23.16%	39,860	2004
	9.456387	12.916848	36.59%	40,350	2003
	10.637734	9.456387	-11.11%	23,529	2002
	11.159988	10.637734	-4.68%	19,671	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.356511	12.237900	-0.96%	1,063	2010
	12.417074	12.356511	-0.49%	1,073	2009
	12.198469	12.417074	1.79%	1,203	2008
	11.739314	12.198469	3.91%	1,132	2007
	11.327503	11.739314	3.64%	1,669	2006
	11.126090	11.327503	1.81%	1,794	2005
	11.126963	11.126090	-0.01%	33,785	2004
	11.150742	11.126963	-0.21%	34,743	2003
	11.098217	11.150742	0.47%	39,565	2002
	10.786230	11.098217	2.89%	37,336	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	11.169757	12.469635	11.64%	409	2010
	8.941471	11.169757	24.92%	1,124	2009
	16.122347	8.941471	-44.54%	1,124	2008
	13.923445	16.122347	15.79%	1,454	2007
	11.947812	13.923445	16.54%	1,843	2006
	10.164174	11.947812	17.55%	1,843	2005
	9.064938	10.164174	12.13%	3,422	2004
	6.406864	9.064938	41.49%	3,446	2003
	8.140878	6.406864	-21.30%	3,677	2002
	10.466994	8.140878	-22.22%	5,266	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.855824	9.872129	11.48%	10,922	2010
	7.101379	8.855824	24.71%	9,090	2009
	12.826141	7.101379	-44.63%	9,263	2008
	11.091353	12.826141	15.64%	10,006	2007
	9.531665	11.091353	16.36%	11,278	2006
	8.121638	9.531665	17.36%	17,502	2005
	7.254426	8.121638	11.95%	18,784	2004
	5.133254	7.254426	41.32%	21,378	2003
	6.513831	5.133254	-21.41%	15,026	2002
	8.386465	6.531831	-22.11%	12,370	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	12.044298	13.426095	11.47%	7,508	2010
	9.659736	12.044298	24.69%	7,453	2009
	17.442437	9.659736	-44.62%	9,517	2008
	15.082348	17.442437	15.65%	10,864	2007
	12.956992	15.082348	16.40%	8,008	2006
	11.044053	12.956992	17.32%	6,017	2005
	10.000000	11.044053	10.44%	2,506	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.157131	13.574006	11.65%	17	2010
	9.727838	12.157131	24.97%	492	2009
	17.544290	9.727838	-44.55%	549	2008
	15.149059	17.544290	15.81%	480	2007
	12.999200	15.149059	16.54%	392	2006
	11.062980	12.999200	17.50%	326	2005
	10.000000	11.062980	10.63%	196	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	10.083064	11.728685	16.32%	0	2010
	7.169602	10.083064	40.64%	0	2009
	13.571921	7.169602	-47.17%	0	2008
	13.469195	13.571921	0.76%	0	2007
	11.900117	13.469195	13.19%	0	2006
	11.353623	11.900117	4.81%	0	2005
	10.345979	11.353623	9.74%	0	2004
	7.810170	10.345979	32.47%	0	2003
	9.384939	7.810170	-16.78%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.953636	11.556827	16.11%	806	2010
	7.089502	9.953636	40.40%	1,005	2009
	13.438311	7.089502	-47.24%	1,110	2008
	13.353953	13.438311	0.63%	1,075	2007
	11.813561	13.353953	13.04%	1,011	2006
	11.297223	11.813561	4.57%	1,361	2005
	10.307965	11.297223	9.60%	1,155	2004
	7.800574	10.307965	32.14%	867	2003
	9.384949	7.800574	-16.88%	852	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.665822	15.824451	24.94%	0	2010
	8.144799	12.665822	55.51%	0	2009
	16.884919	8.144799	-51.76%	0	2008
	16.184818	16.884919	4.33%	0	2007
	14.097439	16.184818	14.81%	0	2006
	13.912764	14.097439	1.33%	0	2005
	12.353747	13.912764	12.62%	15	2004
	7.924187	12.353747	55.90%	0	2003
	10.000000	7.924187	-20.76%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.836345	14.774464	24.82%	8,132	2010
	7.623232	11.836345	55.27%	3,399	2009
	15.839385	7.623232	-51.87%	3,059	2008
	15.205458	15.839385	4.17%	3,126	2007
	13.265982	15.205458	14.62%	2,802	2006
	13.108544	13.265982	1.20%	2,227	2005
	11.654794	13.108544	12.47%	2,685	2004
	7.496143	11.654794	55.48%	3,527	2003
	10.000000	7.496143	-25.04%	167	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.638847	13.907217	19.49%	1,904	2010
	10.010950	11.638847	16.26%	1,869	2009
	13.869541	10.010950	-27.82%	2,604	2008
	14.386216	13.869541	-3.59%	2,894	2007
	12.399433	14.386216	16.02%	2,938	2006
	12.103882	12.399433	2.44%	2,418	2005
	11.012033	12.103882	9.92%	2,396	2004
	8.925134	11.012033	23.38%	1,130	2003
	10.000000	8.925134	-10.75%	527	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.496860	9.255758	8.93%	1,776	2010
	6.602655	8.496860	28.69%	0	2009
	10.000000	6.602655	-33.97%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.361800	15.420536	7.37%	0	2010
	10.584002	14.361800	35.69%	0	2009
	17.924748	10.584002	-40.95%	155	2008
	15.669599	17.924748	14.39%	155	2007
	13.031795	15.669599	20.24%	179	2006
	11.938878	13.031795	9.15%	230	2005
	10.165341	11.938878	17.45%	442	2004
	7.762011	10.165341	30.96%	579	2003
	10.000000	7.762011	-22.38%	398	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.612079	9.802610	13.82%	9,738	2010
	7.220703	8.612079	19.27%	9,506	2009
	12.738443	7.220703	-43.32%	9,669	2008
	11.540025	12.738443	10.38%	7,926	2007
	11.012652	11.540025	4.79%	3,906	2006
	10.265431	11.012652	7.28%	4,690	2005
	9.771306	10.265431	5.06%	3,692	2004
	7.655732	9.771306	27.63%	2,510	2003
	10.000000	7.655732	-23.44%	364	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.928798	13.998923	17.35%	0	2010
	8.480418	11.928798	40.66%	0	2009
	16.203559	8.480418	-47.66%	0	2008
	14.796796	16.203559	9.51%	0	2007
	12.852747	14.796796	15.13%	0	2006
	11.868394	12.852747	8.29%	0	2005
	10.400476	11.868394	14.11%	0	2004
	7.776939	10.400476	33.73%	0	2003
	10.000000	7.776939	-22.23%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.975579	12.847064	17.05%	5,690	2010
	7.823711	10.975579	40.29%	2,009	2009
	14.977616	7.823711	-47.76%	1,904	2008
	13.713939	14.977616	9.21%	1,934	2007
	11.939173	13.713939	14.87%	99	2006
	11.059022	11.939173	7.96%	50	2005
	10.000000	11.059022	10.59%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.118434	10.952350	8.24%	1,346	2010
	7.982460	10.118434	26.76%	1,346	2009
	11.565627	7.982460	-30.98%	2,129	2008
	10.827988	11.565627	6.81%	2,297	2007
	10.000000	10.827988	8.28%	2,297	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	10.029600	10.825819	7.94%	1,582	2010
	7.931883	10.029600	26.45%	1,019	2009
	11.521957	7.931883	-31.16%	1,374	2008
	10.810898	11.521957	6.58%	1,487	2007
	10.000000	10.810898	8.11%	1,254	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.204275	19.141079	11.26%	575	2010
	12.907089	17.204275	33.29%	573	2009
	21.973585	12.907089	-41.26%	863	2008
	19.434178	21.973585	13.07%	916	2007
	15.381132	19.434178	26.35%	943	2006
	13.226036	15.381132	16.29%	1,034	2005
	10.821467	13.226036	22.22%	1,090	2004
	8.517087	10.821467	27.06%	1,171	2003
	10.000000	8.517087	-14.83%	562	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.959082	15.738050	12.74%	197	2010
	10.850447	13.959082	28.65%	197	2009
	15.364184	10.850447	-29.38%	197	2008
	14.196184	15.364184	8.23%	197	2007
	12.916090	14.196184	9.91%	245	2006
	12.147359	12.916090	6.33%	346	2005
	10.802233	12.147359	12.45%	506	2004
	8.587686	10.802233	25.79%	618	2003
	10.000000	8.587686	-14.12%	541	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.462149	11.177777	18.13%	4,365	2010
	5.781755	9.462149	63.66%	4,556	2009
	11.500542	5.781755	-49.73%	6,875	2008
	9.979956	11.500542	15.24%	6,652	2007
	9.842500	9.979956	1.40%	13,007	2006
	9.254808	9.842500	6.35%	14,062	2005
	8.772683	9.254808	5.50%	13,001	2004
	6.989521	8.772683	25.51%	13,925	2003
	10.000000	6.989521	-30.10%	11,195	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	11.049178	12.630126	14.31%	17,943	2010
	8.709296	11.049178	26.87%	16,944	2009
	13.731199	8.709296	-36.57%	9,437	2008
	14.230207	13.731199	-3.51%	12,545	2007
	12.411219	14.230207	14.66%	14,903	2006
	12.065657	12.411219	2.86%	20,193	2005
	10.399752	12.065657	16.02%	18,551	2004
	8.049282	10.399752	29.20%	15,967	2003
	10.000000	8.049282	-19.51%	8,184	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.869547	12.744555	7.37%	2,290	2010
	10.000000	11.869547	18.70%	677	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	10.014884	11.097145	10.81%	12,681	2010
	7.287444	10.014884	37.43%	11,823	2009
	11.704353	7.287444	-37.74%	8,744	2008
	10.670843	11.704353	9.69%	8,669	2007
	10.064911	10.670843	6.02%	4,759	2006
	9.773701	10.064911	2.98%	4,142	2005
	9.076852	9.773701	7.68%	4,168	2004
	7.493217	9.076852	21.13%	2,191	2003
	10.000000	7.493217	-25.07%	331	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.184033	9.170786	27.66%	11,835	2010
	5.147796	7.184033	39.56%	9,804	2009
	10.764047	5.147796	-52.18%	6,809	2008
	9.949367	10.764047	8.19%	8,063	2007
	9.843780	9.949367	1.07%	9,159	2006
	9.686235	9.843780	1.63%	10,663	2005
	8.571401	9.686235	13.01%	10,080	2004
	6.350580	8.571401	34.97%	7,685	2003
	10.000000	6.350580	-36.49%	1,646	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.240676	15.097365	34.31%	2,991	2010
	6.983232	11.240676	60.97%	3,192	2009
	11.686765	6.983232	-40.25%	2,246	2008
	11.569096	11.686765	1.02%	2,013	2007
	10.368561	11.569096	11.58%	2,335	2006
	9.991449	10.368561	3.77%	2,896	2005
	9.521578	9.991449	4.93%	2,532	2004
	7.222563	9.521578	31.83%	1,964	2003
	10.000000	7.222563	-27.77%	917	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.810932	14.076964	9.88%	10,032	2010
	10.589141	12.810932	20.98%	8,504	2009
	15.935666	10.589141	-33.55%	7,345	2008
	14.991830	15.935666	6.30%	9,130	2007
	12.591435	14.991830	19.06%	6,648	2006
	11.969861	12.591435	5.19%	8,075	2005
	10.551004	11.969861	13.45%	8,583	2004
	8.563374	10.551004	23.21%	5,092	2003
	10.000000	8.563374	-14.37%	2,473	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.756923	7.57%	479	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.558211	12.624595	9.23%	23,561	2010
	9.312534	11.558211	24.11%	24,926	2009
	13.289819	9.312534	-31.20%	34,322	2008
	12.584941	13.289819	5.60%	46,549	2007
	11.535375	12.584941	9.10%	51,225	2006
	11.226467	11.535375	2.75%	55,958	2005
	10.725882	11.226467	4.67%	58,613	2004
	9.255939	10.725882	15.88%	50,969	2003
	10.000000	9.255939	-7.44%	3,237	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	11.062852	13.428283	21.38%	13	2010
	8.519760	11.062852	29.85%	0	2009
	14.240089	8.519760	-40.17%	0	2008
	13.394228	14.240089	6.32%	0	2007
	11.922729	13.394228	12.34%	0	2006
	11.292761	11.922729	5.58%	2,747	2005
	10.000000	11.292761	12.93%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.450830	13.919336	11.79%	123	2010
	10.000000	12.450830	24.51%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.290525	10.282176	10.67%	1,875	2010
	7.619334	9.290525	21.93%	1,558	2009
	10.981885	7.619334	-30.62%	850	2008
	10.472825	10.981885	4.86%	832	2007
	10.000000	10.472825	4.73%	34	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.494946	10.990144	4.72%	8,730	2010
	9.471637	10.494946	10.80%	2,910	2009
	10.636755	9.471637	-10.95%	872	2008
	10.454871	10.636755	1.74%	5,445	2007
	10.000000	10.454871	4.55%	474	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.307303	11.334491	9.97%	2,314	2010
	7.367390	10.307303	39.90%	1,439	2009
	12.152287	7.367390	-39.37%	2,670	2008
	10.755666	12.152287	12.98%	3,538	2007
	10.000000	10.755666	7.56%	54	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.589921	10.030959	16.78%	2,533	2010
	6.264678	8.589921	37.12%	1,283	2009
	11.366340	6.264678	-44.88%	3,295	2008
	10.281776	11.366340	10.55%	3,066	2007
	10.000000	10.281776	2.82%	1,898	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	500	2010
	6.004590	7.753245	29.12%	145	2009
	9.812784	6.004590	-38.81%	0	2008
	10.000000	9.812784	-1.87%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	54	2010
	8.273481	11.940929	44.33%	57	2009
	11.646442	8.273481	-28.96%	0	2008
	11.426670	11.646442	1.92%	0	2007
	10.456788	11.426670	9.28%	0	2006
	10.000000	10.456788	4.57%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.726862	8.808767	14.00%	0	2010
	5.112803	7.726862	51.13%	157	2009
	10.000000	5.112803	-48.87%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	0	2010
	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.946160	9.700646	22.08%	0	2010
	6.126807	7.946160	29.69%	0	2009
	10.000000	6.126807	-38.73%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	2,359	2010
	6.361474	8.120150	27.65%	480	2009
	10.000000	6.361474	-36.39%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	0	2010
	7.924860	9.381701	18.38%	0	2009
	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	0	2010
	7.202203	8.835230	22.67%	0	2009
	10.000000	7.202203	-27.98%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	0	2010
	9.075933	10.134560	11.66%	0	2009
	10.000000	9.075933	-9.24%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	0	2010
	7.560267	9.108906	20.48%	0	2009
	10.000000	7.560267	-24.40%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	0	2010
	6.838895	8.552690	25.06%	0	2009
	10.000000	6.838895	-31.61%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	0	2010
	8.305104	9.656186	16.27%	0	2009
	10.000000	8.305104	-16.95%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	0	2010
	9.865476	10.603308	7.48%	0	2009
	10.000000	9.865476	-1.35%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.561020	11.141529	5.50%	722	2010
	9.843611	10.561020	7.29%	722	2009
	10.000000	9.843611	-1.56%	1,214	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.330708	12.103098	6.82%	0	2010
	9.849433	11.330708	15.04%	0	2009
	10.000000	9.849433	-1.51%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.399961	30.233872	14.52%	420	2010
	16.384074	26.399961	61.13%	418	2009
	39.418420	16.384074	-58.44%	418	2008
	27.480680	39.418420	43.44%	420	2007
	20.403823	27.480680	34.68%	420	2006
	15.605517	20.403823	30.75%	433	2005
	13.114772	15.605517	18.99%	909	2004
	8.061145	13.114772	62.69%	509	2003
	10.000000	8.061145	-19.39%	287	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	20.025713	22.929173	14.50%	15,858	2010
	12.428164	20.025713	61.13%	10,289	2009
	29.853774	12.428164	-58.37%	7,543	2008
	20.775660	29.853774	43.70%	7,044	2007
	15.398240	20.775660	34.92%	1,844	2006
	11.763108	15.398240	30.90%	3,036	2005
	10.000000	11.763108	17.63%	541	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.285719	13.753974	3.52%	34,917	2010
	13.095033	13.285719	1.46%	26,396	2009
	12.304245	13.095033	6.43%	25,111	2008
	11.622505	12.304245	5.87%	30,474	2007
	11.382939	11.622505	2.10%	32,394	2006
	11.156713	11.382939	2.03%	34,346	2005
	10.935485	11.156713	2.02%	37,353	2004
	10.851249	10.935485	0.78%	38,810	2003
	10.000000	10.851249	8.51%	15,020	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.987917	7.801852	11.65%	508	2010
	5.463669	6.987917	27.90%	508	2009
	10.000000	5.463669	-45.36%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.318598	13.951311	13.25%	11,339	2010
	9.801614	12.318598	25.68%	9,566	2009
	15.708284	9.801614	-37.60%	6,425	2008
	15.006016	15.708284	4.68%	8,144	2007
	12.995630	15.006016	15.47%	10,589	2006
	12.186455	12.995630	6.64%	10,802	2005
	10.817200	12.186455	12.66%	10,362	2004
	8.302620	10.817200	30.29%	37,164	2003
	10.000000	8.302620	-16.97%	33,416	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	0	2010
	10.000000	11.546847	15.47%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	0	2010
	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.215298	12.779899	4.62%	91,375	2010
	11.334021	12.215298	7.78%	81,472	2009
	12.206889	11.334021	-7.15%	82,697	2008
	11.725008	12.206889	4.11%	103,386	2007
	11.178012	11.725008	4.89%	115,771	2006
	10.951266	11.178012	2.07%	125,381	2005
	10.591514	10.951266	3.40%	131,308	2004
	9.934655	10.591514	6.61%	181,427	2003
	10.000000	9.934655	-0.65%	88,751	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.431951	13.623333	9.58%	138,724	2010
	10.561887	12.431951	17.71%	153,791	2009
	13.918823	10.561887	-24.12%	163,080	2008
	13.334156	13.918823	4.38%	358,174	2007
	12.119712	13.334156	10.02%	418,603	2006
	11.644215	12.119712	4.08%	512,854	2005
	10.759598	11.644215	8.22%	538,379	2004
	9.071289	10.759598	18.61%	482,026	2003
	10.000000	9.071289	-9.29%	114,290	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.522431	13.960115	11.48%	66,489	2010
	10.189143	12.522431	22.90%	64,265	2009
	15.031628	10.189143	-32.22%	53,690	2008
	14.333617	15.031628	4.87%	78,504	2007
	12.665572	14.333617	13.17%	82,847	2006
	11.972274	12.665572	5.79%	90,515	2005
	10.810384	11.972274	10.75%	97,293	2004
	8.639648	10.810384	25.13%	90,980	2003
	10.000000	8.639648	-13.60%	11,041	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.480911	13.381370	7.21%	51,594	2010
	11.026844	12.480911	13.19%	51,942	2009
	13.137185	11.026844	-16.06%	38,827	2008
	12.561588	13.137185	4.58%	41,226	2007
	11.726083	12.561588	7.13%	44,914	2006
	11.358572	11.726083	3.24%	57,187	2005
	10.728470	11.358572	5.87%	56,716	2004
	9.550437	10.728470	12.33%	57,399	2003
	10.000000	9.550437	-4.50%	17,949	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.679703	17.056999	24.69%	0	2010
	10.124519	13.679703	35.11%	0	2009
	16.128740	10.124519	-37.23%	846	2008
	15.178289	16.128740	6.26%	691	2007
	13.979647	15.178289	8.57%	848	2006
	12.621849	13.979647	10.76%	712	2005
	11.038540	12.621849	14.34%	558	2004
	8.297335	11.038540	33.04%	329	2003
	10.000000	8.297335	-17.03%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.846519	15.975442	24.36%	6,098	2010
	9.525610	12.846519	34.86%	4,625	2009
	15.210850	9.525610	-37.38%	6,305	2008
	14.339532	15.210850	6.08%	7,105	2007
	13.224790	14.339532	8.43%	6,944	2006
	11.961767	13.224790	10.56%	15,642	2005
	10.481865	11.961767	14.12%	11,675	2004
	7.899638	10.481865	32.69%	5,303	2003
	10.000000	7.899638	-21.00%	1,229	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.702480	10.574069	-1.20%	88,856	2010
	10.827926	10.702480	-1.16%	119,283	2009
	10.738895	10.827926	0.83%	92,278	2008
	10.372902	10.738895	3.53%	60,377	2007
	10.043543	10.372902	3.28%	51,467	2006
	9.901028	10.043543	1.44%	49,401	2005
	9.940629	9.901028	-0.40%	25,543	2004
	9.998808	9.940629	-0.58%	41,528	2003
	10.000000	9.998808	-0.01%	7,668	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.169481	9.185799	12.44%	0	2010
	6.075137	8.169481	34.47%	0	2009
	10.000000	6.075137	-39.25%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.704053	11.222117	4.84%	0	2010
	8.344274	10.704053	28.28%	0	2009
	15.737518	8.344274	-46.98%	0	2008
	15.476041	15.737518	1.69%	0	2007
	12.760830	15.476041	21.28%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.546256	11.029388	4.58%	4,262	2010
	8.243270	10.546256	27.94%	3,013	2009
	15.581440	8.243270	-47.10%	1,518	2008
	15.357349	15.581440	1.46%	897	2007
	12.698168	15.357349	20.94%	2,387	2006
	11.495414	12.698168	10.46%	1,217	2005
	10.000000	11.495414	14.95%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.063498	9.190355	13.97%	0	2010
	6.309452	8.063498	27.80%	101	2009
	10.000000	6.309452	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	16,865	2010
	6.297572	7.927560	25.88%	15,528	2009
	10.000000	6.297572	-37.02%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.786307	9.729110	24.95%	967	2010
	6.219739	7.786307	25.19%	967	2009
	10.000000	6.219739	-37.80%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	0	2010
	6.703532	8.641112	28.90%	0	2009
	10.000000	6.703532	-32.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.245430	10.191699	23.60%	2,861	2010
	6.561691	8.245430	25.66%	2,173	2009
	12.422514	6.561691	-47.18%	5,037	2008
	11.483259	12.422514	8.18%	5,656	2007
	11.285446	11.483259	1.75%	5,423	2006
	10.602014	11.285446	6.45%	4,333	2005
	9.482132	10.602014	11.81%	4,119	2004
	7.158810	9.482132	32.45%	4,112	2003
	10.000000	7.158810	-28.41%	730	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.500105	15.635937	25.09%	74	2010
	10.024103	12.500105	24.70%	108	2009
	14.954126	10.024103	-32.97%	518	2008
	16.257619	14.954126	-8.02%	463	2007
	14.028494	16.257619	15.89%	451	2006
	13.775098	14.028494	1.84%	360	2005
	11.886226	13.775098	15.89%	356	2004
	7.669773	11.886226	54.97%	275	2003
	10.000000	7.669773	-23.30%	164	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.395433	14.239479	24.96%	4,412	2010
	9.164014	11.395433	24.35%	3,960	2009
	13.700915	9.164014	-33.11%	6,056	2008
	14.948908	13.700915	-8.35%	6,904	2007
	12.920910	14.948908	15.70%	7,584	2006
	12.723524	12.920910	1.55%	6,606	2005
	11.007203	12.723524	15.59%	6,475	2004
	7.121106	11.007203	54.57%	6,381	2003
	10.000000	7.121106	-28.79%	1,663	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.571319	16.803578	23.82%	379	2010
	10.197439	13.571319	33.09%	202	2009
	16.698478	10.197439	-38.93%	202	2008
	16.549558	16.698478	0.90%	202	2007
	14.950245	16.549558	10.70%	202	2006
	13.471926	14.950245	10.97%	0	2005
	11.456254	13.471926	17.59%	15	2004
	8.222797	11.456254	39.32%	0	2003
	10.000000	8.222797	-17.77%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.678550	16.890381	23.48%	6,483	2010
	10.298839	13.678550	32.82%	5,672	2009
	16.909805	10.298839	-39.10%	6,399	2008
	16.798059	16.909805	0.67%	6,884	2007
	15.213612	16.798059	10.41%	5,804	2006
	13.747331	15.213612	10.67%	5,481	2005
	11.713925	13.747331	17.36%	4,886	2004
	8.431747	11.713925	38.93%	5,129	2003
	10.000000	8.431747	-15.68%	1,076	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.143919	9.110228	11.87%	1,527	2010
	6.565028	8.143919	24.05%	1,013	2009
	11.380442	6.565028	-42.31%	0	2008
	10.676665	11.380442	6.59%	0	2007
	10.000000	10.676665	6.77%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.205672	9.242303	28.26%	6,916	2010
	5.588046	7.205672	28.95%	3,891	2009
	10.000000	5.588046	-44.12%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	968	2010
	9.863610	10.438093	5.82%	3	2009
	10.000000	9.863610	-1.36%	1,195	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.309390	14.627553	9.90%	0	2010
	10.000000	13.309390	33.09%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	1,098	2010
	10.000000	12.955200	29.55%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.933378	13.866543	7.22%	81,852	2010
	10.000000	12.933378	29.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	0	2010
	10.000000	12.929827	29.30%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	13.017621	14.916078	14.58%	67	2010
	9.431646	13.017621	38.02%	103	2009
	15.962319	9.431646	-40.91%	238	2008
	15.194288	15.962319	5.05%	176	2007
	13.066959	15.194288	16.28%	187	2006
	11.566789	13.066959	12.97%	7	2005
	10.000000	11.566789	15.67%	47	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.837428	14.670717	14.28%	8,532	2010
	9.322219	12.837428	37.71%	7,476	2009
	15.817473	9.322219	-41.06%	5,289	2008
	15.096033	15.817473	4.78%	8,315	2007
	13.014465	15.096033	15.99%	5,207	2006
	11.549668	13.014465	12.68%	3,769	2005
	10.000000	11.549668	15.50%	2,717	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.813982	16.973024	14.57%	0	2010
	10.727409	14.813982	38.09%	0	2009
	18.153538	10.727409	-40.91%	0	2008
	17.283089	18.153538	5.04%	0	2007
	14.862873	17.283089	16.28%	0	2006
	13.159959	14.862873	12.94%	0	2005
	11.177715	13.159959	17.73%	67	2004
	7.910271	11.177715	41.31%	75	2003
	10.000000	7.910271	-20.90%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.539188	16.620552	14.32%	2,500	2010
	10.559955	14.539188	37.68%	2,544	2009
	17.912823	10.559955	-41.05%	2,547	2008
	17.092177	17.912823	4.80%	3,507	2007
	14.739829	17.092177	15.96%	5,003	2006
	13.079373	14.739829	12.70%	6,010	2005
	11.135914	13.079373	17.45%	6,554	2004
	7.889533	11.135914	41.15%	8,342	2003
	10.000000	7.889533	-21.10%	3,612	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.944641	16.946560	13.40%	22,561	2010
	12.774578	14.944641	16.99%	19,405	2009
	15.119884	12.774578	-15.51%	17,046	2008
	13.970081	15.119884	8.23%	19,099	2007
	13.185505	13.970081	5.95%	13,942	2006
	13.022366	13.185505	1.25%	14,157	2005
	12.155344	13.022366	7.13%	12,309	2004
	10.501064	12.155344	15.75%	12,332	2003
	10.000000	10.501064	5.01%	2,246	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.502869	2.835976	13.31%	0	2010
	1.998588	2.502869	25.23%	0	2009
	9.583349	1.998588	-79.15%	0	2008
	10.000000	9.583349	-4.17%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.570450	4.050166	13.44%	354	2010
	2.883731	3.570450	23.81%	193	2009
	13.685603	2.883731	-78.93%	193	2008
	13.866831	13.685603	-1.31%	193	2007
	12.826148	13.866831	8.11%	193	2006
	12.687949	12.826148	1.09%	193	2005
	11.785309	12.687949	7.66%	252	2004
	9.622919	11.785309	22.47%	126	2003
	10.000000	9.622919	-3.77%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.276648	11.760246	14.44%	29,292	2010
	8.126512	10.276648	26.46%	26,743	2009
	13.401983	8.126512	-39.36%	27,296	2008
	13.024909	13.401983	2.90%	34,789	2007
	11.487324	13.024909	13.39%	32,115	2006
	10.995245	11.487324	4.48%	33,631	2005
	10.196292	10.995245	7.84%	32,946	2004
	8.162175	10.196292	24.92%	29,745	2003
	10.000000	8.162175	-18.38%	4,720	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	14.093022	17.183127	21.93%	187	2010
	10.396980	14.093022	35.55%	201	2009
	16.926752	10.396980	-38.58%	467	2008
	17.343290	16.926752	-2.40%	851	2007
	15.264079	17.343290	13.62%	888	2006
	14.054592	15.264079	8.61%	778	2005
	11.911933	14.054592	17.99%	1,040	2004
	8.351517	11.911933	42.63%	817	2003
	10.000000	8.351517	-16.48%	538	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.064887	9.805330	21.58%	3,232	2010
	5.963378	8.064887	35.24%	2,641	2009
	9.735944	5.963378	-38.75%	2,175	2008
	9.993957	9.735944	-2.58%	1,645	2007
	10.000000	9.993957	-0.06%	316	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.878232	11.754996	8.06%	0	2010
	10.000000	10.878232	8.78%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.957755	11.387689	3.92%	911	2010
	10.000000	10.957755	9.58%	341	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.617207	13.128155	13.01%	404	2010
	9.057951	11.617207	28.25%	410	2009
	14.955422	9.057951	-39.43%	415	2008
	16.111000	14.955422	-7.17%	3,347	2007
	14.067815	16.111000	14.52%	3,534	2006
	13.530767	14.067815	3.97%	611	2005
	12.325519	13.530767	9.78%	611	2004
	10.000000	12.325519	23.26%	337	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	12.090263	13.142902	8.71%	0	2010
	9.818464	12.090263	23.14%	0	2009
	17.730847	9.818464	-44.62%	0	2008
	16.561674	17.730847	7.06%	0	2007
	13.124276	16.561674	26.19%	0	2006
	11.839133	13.124276	10.86%	0	2005
	10.312729	11.839133	14.80%	8	2004
	8.121124	10.312729	26.99%	13	2003
	10.000000	8.121124	-18.79%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.756882	14.634139	24.47%	0	2010
	9.046946	11.756882	29.95%	0	2009
	15.100979	9.046946	-40.09%	0	2008
	17.512988	15.100979	-13.77%	0	2007
	15.111579	17.512988	15.89%	178	2006
	14.289772	15.111579	5.75%	178	2005
	11.459271	14.289772	24.70%	178	2004
	7.750466	11.459271	47.85%	96	2003
	10.000000	7.750466	-22.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.013523	14.338080	19.35%	1,271	2010
	7.418954	12.013523	61.93%	937	2009
	11.925411	7.418954	-37.79%	192	2008
	11.439545	11.925411	4.25%	834	2007
	10.981220	11.439545	4.17%	153	2006
	10.515585	10.981220	4.43%	153	2005
	10.133319	10.515585	3.77%	785	2004
	8.211008	10.133319	23.41%	400	2003
	10.000000	8.211008	-17.89%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.881299	11.488067	5.58%	805	2010
	10.068937	10.881299	8.07%	24	2009
	11.381208	10.068937	-11.53%	24	2008
	10.948841	11.381208	3.95%	24	2007
	10.700418	10.948841	2.32%	24	2006
	10.420103	10.700418	2.69%	24	2005
	10.133903	10.420103	2.82%	24	2004
	10.000000	10.133903	1.34%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.821505	18.22%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.095791	16.402783	25.25%	553	2010
	10.000000	13.095791	30.96%	0	2009*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.915030	11.044322	11.39%	11,086	2010
	8.342847	9.915030	18.84%	11,100	2009
	14.245891	8.342847	-41.44%	12,526	2008
	13.758509	14.245891	3.54%	14,829	2007
	11.909464	13.758509	15.53%	24,207	2006
	11.529865	11.909464	3.29%	21,218	2005
	10.497761	11.529865	9.83%	18,890	2004
	8.042215	10.497761	30.53%	16,593	2003
	10.000000	8.042215	-19.58%	10,652	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.159835	16.644073	3.00%	1,274	2010
	12.179664	16.159835	32.68%	1,545	2009
	26.401735	12.179664	-53.87%	439	2008
	25.324097	26.401735	4.26%	1,178	2007
	18.978633	25.324097	33.43%	1,178	2006
	16.493404	18.978633	15.07%	1,533	2005
	13.373439	16.493404	23.33%	2,079	2004
	9.407855	13.373439	42.15%	3,452	2003
	10.000000	9.407855	-5.92%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.716763	10.538746	8.46%	0	2010
	7.176766	9.716763	35.39%	0	2009
	12.076870	7.176766	-40.57%	196	2008
	10.765000	12.076870	12.19%	196	2007
	10.971231	10.765000	-1.88%	196	2006
	9.673815	10.971231	13.41%	196	2005
	9.041721	9.673815	6.99%	1,380	2004
	7.421847	9.041721	21.83%	1,380	2003
	10.000000	7.421847	-25.78%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.755553	19.695726	25.01%	4,887	2010
	11.184101	15.755553	40.87%	12,143	2009
	17.627144	11.184101	-36.55%	12,222	2008
	17.582915	17.627144	0.25%	16,948	2007
	15.590727	17.582915	12.78%	20,884	2006
	14.805699	15.590727	5.30%	21,043	2005
	12.591356	14.805699	17.59%	19,367	2004
	9.049907	12.591356	39.13%	15,885	2003
	10.000000	9.049907	-9.50%	7,666	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.076097	13.089237	8.39%	24,485	2010
	10.000000	12.076097	20.76%	140	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.269808	16.488456	24.26%	0	2010
	10.747949	13.269808	23.46%	0	2009
	15.754537	10.747949	-31.78%	0	2008
	16.060237	15.754537	-1.90%	0	2007
	14.214513	16.060237	12.98%	656	2006
	13.422995	14.214513	5.90%	2,676	2005
	11.152207	13.422995	20.36%	2,676	2004
	8.196568	11.152207	36.06%	2,676	2003
	10.000000	8.196568	-18.03%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.422722	11.817443	13.38%	0	2010
	7.890994	10.422722	32.08%	0	2009
	12.186058	7.890994	-35.25%	0	2008
	11.449731	12.186058	6.43%	183	2007
	10.617386	11.449731	7.84%	183	2006
	10.376238	10.617386	2.32%	183	2005
	9.893158	10.376238	4.88%	183	2004
	7.950795	9.893158	24.43%	183	2003
	10.000000	7.950795	-20.49%	183	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.125604	12.616851	13.40%	0	2010
	8.917953	11.125604	24.76%	0	2009
	14.367261	8.917953	-37.93%	0	2008
	13.823645	14.367261	3.93%	0	2007
	12.119803	13.823645	14.06%	0	2006
	11.722794	12.119803	3.39%	0	2005
	10.729485	11.722794	9.26%	2,782	2004
	8.464376	10.729485	26.76%	2,782	2003
	10.000000	8.464376	-15.36%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.393311	14.017573	13.11%	11,275	2010
	9.956924	12.393311	24.47%	11,277	2009
	16.086824	9.956924	-38.11%	10,872	2008
	15.517049	16.086824	3.67%	12,002	2007
	13.638962	15.517049	13.77%	12,158	2006
	13.224785	13.638962	3.13%	11,296	2005
	12.135829	13.224785	8.97%	18,320	2004
	10.000000	12.135829	21.36%	10,227	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.183788	11.364697	11.60%	2,790	2010
	9.104860	10.183788	11.85%	1,490	2009
	13.109449	9.104860	-30.55%	1,490	2008
	12.108819	13.109449	8.26%	614	2007
	10.590315	12.108819	14.34%	614	2006
	10.545217	10.590315	0.43%	614	2005
	9.969861	10.545217	5.77%	0	2004
	8.149979	9.969861	22.33%	0	2003
	10.000000	8.149979	-18.50%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	16.049272	18.128233	12.95%	4,588	2010
	10.658909	16.049272	50.57%	6,753	2009
	14.605138	10.658909	-27.02%	8,335	2008
	14.334418	14.605138	1.89%	10,819	2007
	13.128075	14.334418	9.19%	12,417	2006
	12.998548	13.128075	1.00%	12,417	2005
	11.949002	12.998548	8.78%	12,052	2004
	9.935042	11.949002	20.27%	8,669	2003
	10.000000	9.935042	-0.65%	4,517	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.051524	13.984490	7.15%	0	2010
	10.974137	13.051524	18.93%	0	2009
	11.986621	10.974137	-8.45%	0	2008
	11.519034	11.986621	4.06%	0	2007
	11.199209	11.519034	2.86%	6,737	2006
	11.195327	11.199209	0.03%	1,277	2005
	10.940982	11.195327	2.32%	2,996	2004
	10.587603	10.940982	3.34%	3,778	2003
	10.000000	10.587603	5.88%	828	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.949605	13.846849	6.93%	18,427	2010
	10.913751	12.949605	18.65%	17,661	2009
	11.954832	10.913751	-8.71%	25,140	2008
	11.515084	11.954832	3.82%	24,562	2007
	11.220622	11.515084	2.62%	27,526	2006
	11.251213	11.220622	-0.27%	19,021	2005
	11.027541	11.251213	2.03%	30,108	2004
	10.692425	11.027541	3.13%	27,609	2003
	10.000000	10.692425	6.92%	4,197	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.545643	10.951228	14.72%	127	2010
	7.279562	9.545643	31.13%	127	2009
	11.496546	7.279562	-36.68%	127	2008
	9.794240	11.496546	17.38%	127	2007
	9.282145	9.794240	5.52%	127	2006
	9.055975	9.282145	2.50%	127	2005
	8.663508	9.055975	4.53%	127	2004
	7.124031	8.663508	21.61%	127	2003
	8.541650	7.124031	-16.60%	127	2002
	9.352638	8.541650	-8.67%	127	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.729581	10.001865	14.57%	361	2010
	6.676298	8.729581	30.75%	364	2009
	10.554353	6.676298	-36.74%	3,290	2008
	9.012199	10.554353	17.11%	3,520	2007
	8.550975	9.012199	5.39%	3,340	2006
	8.360834	8.550975	2.27%	4,958	2005
	8.015347	8.360834	4.31%	5,086	2004
	6.597558	8.015347	21.49%	5,694	2003
	7.937310	6.597558	-16.88%	5,705	2002
	8.699583	7.937310	-8.76%	3,227	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.460562	12.917792	12.72%	0	2010
	9.000753	11.460562	27.33%	0	2009
	12.805348	9.000753	-29.71%	0	2008
	11.241771	12.805348	13.91%	0	2007
	10.615607	11.241771	5.90%	2,839	2006
	10.343320	10.615607	2.63%	3,032	2005
	9.941486	10.343320	4.04%	3,032	2004
	8.538358	9.941486	16.43%	3,032	2003
	9.486258	8.538358	-9.99%	3,032	2002
	10.032886	9.486258	-5.45%	3,032	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.664014	12.001215	12.54%	1,768	2010
	8.386849	10.664014	27.15%	4,488	2009
	11.946385	8.386849	-29.80%	7,576	2008
	10.504425	11.946385	13.73%	10,902	2007
	9.928543	10.504425	5.80%	11,389	2006
	9.687607	9.928543	2.49%	11,620	2005
	9.327298	9.687607	3.86%	17,032	2004
	8.027416	9.327298	16.19%	17,330	2003
	8.935877	8.027416	-10.17%	17,496	2002
	9.464517	8.935877	-5.59%	15,792	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.719752	12.490085	16.51%	0	2010
	7.845946	10.719752	36.63%	0	2009
	12.042565	7.845946	-34.85%	0	2008
	11.199230	12.042565	7.53%	0	2007
	10.158230	11.199230	10.25%	1,502	2006
	9.740078	10.158230	4.29%	1,707	2005
	9.356061	9.740078	4.10%	1,707	2004
	8.061477	9.356061	16.06%	1,707	2003
	8.946767	8.061477	-9.90%	1,707	2002
	9.219609	8.946767	-2.96%	1,707	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.007475	12.800070	16.29%	7,074	2010
	8.058551	11.007475	36.59%	7,410	2009
	12.392495	8.058551	-34.97%	2,300	2008
	11.543648	12.392495	7.35%	9,716	2007
	10.483849	11.543648	10.11%	10,837	2006
	10.060212	10.483849	4.21%	16,337	2005
	9.688903	10.060212	3.83%	23,328	2004
	8.356520	9.688903	15.94%	22,782	2003
	9.292439	8.356520	-10.07%	21,702	2002
	9.590173	9.292439	-3.10%	25,031	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.709344	8.988295	16.59%	0	2010
	5.743954	7.709344	34.22%	0	2009
	9.890423	5.743954	-41.92%	0	2008
	9.367545	9.890423	5.58%	0	2007
	8.321319	9.367545	12.57%	0	2006
	6.965043	8.321319	19.47%	0	2005
	6.964421	6.965043	0.01%	0	2004
	5.634007	6.964421	23.61%	0	2003
	6.149686	5.634007	-8.39%	0	2002
	8.723504	6.149686	-29.50%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.593226	8.847018	16.51%	8,289	2010
	5.662734	7.593226	34.09%	8,402	2009
	9.777135	5.662734	-42.08%	9,792	2008
	9.277240	9.777135	5.39%	10,022	2007
	8.254065	9.277240	12.40%	2,624	2006
	6.926141	8.254065	19.17%	2,608	2005
	6.925021	6.926141	0.02%	3,457	2004
	5.614068	6.925021	23.35%	3,166	2003
	6.149688	5.614068	-8.71%	3,457	2002
	8.723503	6.149688	-29.50%	777	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.777722	11.112413	13.65%	951	2010
	7.614707	9.777722	28.41%	1,242	2009
	13.458833	7.614707	-43.42%	1,259	2008
	13.439607	13.458833	0.14%	1,278	2007
	11.333500	13.439607	18.58%	2,026	2006
	10.851726	11.333500	4.44%	4,715	2005
	9.866061	10.851726	9.99%	1,328	2004
	7.672279	9.866061	28.59%	1,795	2003
	9.360599	7.672279	-18.04%	1,824	2002
	9.988075	9.360599	-6.28%	3,531	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.480724	11.893705	13.48%	73,767	2010
	8.171452	10.480724	28.26%	86,086	2009
	14.470040	8.171452	-43.53%	92,847	2008
	14.470075	14.470040	0.00%	107,662	2007
	12.217818	14.470075	18.43%	135,745	2006
	11.719220	12.217818	4.25%	124,745	2005
	10.669046	11.719220	9.84%	129,187	2004
	8.308933	10.669046	28.40%	115,367	2003
	10.156195	8.308933	-18.19%	59,126	2002
	10.852674	10.156195	-6.42%	34,760	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.536858	9.666292	13.23%	2,567	2010
	6.798419	8.536858	25.57%	2,567	2009
	11.824172	6.798419	-42.50%	2,567	2008
	10.691587	11.824172	10.59%	3,497	2007
	9.580093	10.691587	11.60%	6,817	2006
	9.021879	9.580093	6.19%	6,895	2005
	8.639037	9.021879	4.43%	6,728	2004
	7.077979	8.639037	22.06%	6,720	2003
	8.603875	7.077979	-17.73%	6,475	2002
	9.559452	8.603875	-10.00%	6,789	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.635778	9.768484	13.12%	16,813	2010
	6.885051	8.635778	25.43%	18,384	2009
	12.000225	6.885051	-42.63%	13,090	2008
	10.864635	12.000225	10.45%	22,776	2007
	9.748534	10.864635	11.45%	31,595	2006
	9.191409	9.748534	6.06%	43,653	2005
	8.820550	9.191409	4.20%	50,018	2004
	7.235744	8.820550	21.90%	54,373	2003
	8.811766	7.235744	-17.89%	52,151	2002
	9.807331	8.811766	-10.15%	44,878	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.384264	9.046250	22.51%	4,073	2010
	5.835246	7.384264	26.55%	4,520	2009
	11.199007	5.835246	-47.89%	4,520	2008
	8.939439	11.199007	25.28%	4,379	2007
	8.481329	8.939439	5.40%	5,875	2006
	8.127305	8.481329	4.36%	7,908	2005
	7.970074	8.127305	1.97%	8,363	2004
	6.078297	7.970074	31.12%	8,475	2003
	8.818451	6.078297	-31.07%	8,194	2002
	10.855048	8.818451	-18.76%	10,610	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.676843	6.943616	22.31%	25,635	2010
	4.492403	5.676843	26.37%	20,166	2009
	8.633956	4.492403	-47.97%	21,867	2008
	6.903391	8.633956	25.07%	27,301	2007
	6.559415	6.903391	5.24%	38,842	2006
	6.295773	6.559415	4.19%	61,672	2005
	6.182424	6.295773	1.83%	75,747	2004
	4.723531	6.182424	30.89%	80,259	2003
	6.862459	4.723531	-31.17%	71,928	2002
	8.461714	6.862459	-18.90%	62,143	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.626432	10.621856	23.13%	0	2010
	6.251861	8.626432	37.98%	0	2009
	12.383562	6.251861	-49.51%	0	2008
	10.672198	12.383562	16.04%	0	2007
	9.967373	10.672198	7.07%	0	2006
	9.347377	9.967373	6.63%	0	2005
	8.587426	9.347377	8.85%	0	2004
	6.664736	8.587426	28.85%	0	2003
	9.162125	6.664736	-27.26%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.435735	10.386456	23.12%	99	2010
	6.131232	8.435735	37.59%	896	2009
	12.151486	6.131232	-49.54%	896	2008
	10.489539	12.151486	15.84%	1,274	2007
	9.808680	10.489539	6.94%	2,236	2006
	9.218873	9.808680	6.40%	2,452	2005
	8.489838	9.218873	8.59%	2,464	2004
	6.598853	8.489838	28.66%	2,728	2003
	9.106521	6.598853	-27.54%	1,766	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.590629	11.900268	12.37%	0	2010
	7.459329	10.590629	41.98%	185	2009
	10.080268	7.459329	-26.00%	185	2008
	9.944389	10.080268	1.37%	185	2007
	9.057487	9.944389	9.79%	710	2006
	8.946097	9.057487	1.25%	803	2005
	8.275781	8.946097	8.10%	817	2004
	6.600332	8.275781	25.38%	837	2003
	6.450489	6.600332	2.32%	860	2002
	7.414681	6.450489	-13.00%	1,239	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.313950	12.700166	12.25%	8,548	2010
	7.986069	11.313950	41.67%	13,890	2009
	10.803258	7.986069	-26.08%	14,928	2008
	10.669523	10.803258	1.25%	22,195	2007
	9.731347	10.669523	9.64%	27,909	2006
	9.631481	9.731347	1.04%	30,307	2005
	8.916676	9.631481	8.02%	29,693	2004
	7.123619	8.916676	25.17%	30,825	2003
	6.983409	7.123619	2.01%	9,761	2002
	8.030466	6.983409	-13.04%	4,599	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.272581	11.543214	12.37%	2,454	2010
	7.249305	10.272581	41.70%	1,129	2009
	9.812086	7.249305	-26.12%	1,823	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.272581	11.543214	12.37%	2,454	2010
	7.249305	10.272581	41.70%	1,129	2009
	9.812086	7.249305	-26.12%	1,823	2008
	10.000000	9.812086	-1.88%	2,385	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.576131	9.741312	13.59%	3,921	2010
	6.859598	8.576131	25.02%	4,589	2009
	11.025966	6.859598	-37.79%	8,066	2008
	10.590256	11.025966	4.11%	11,227	2007
	9.266423	10.590256	14.29%	12,519	2006
	8.951572	9.266423	3.52%	17,048	2005
	8.194979	8.951572	9.23%	18,225	2004
	6.462661	8.194979	26.81%	22,885	2003
	8.417305	6.462661	-23.22%	25,909	2002
	9.698102	8.417305	-13.21%	32,337	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.754838	16.772197	6.46%	2,273	2010
	13.786567	15.754838	14.28%	3,328	2009
	14.429981	13.786567	-4.46%	4,350	2008
	14.004814	14.429981	3.04%	2,634	2007
	13.590545	14.004814	3.05%	10,903	2006
	13.466937	13.590545	0.92%	17,521	2005
	13.055709	13.466937	3.15%	17,859	2004
	12.566969	13.055709	3.89%	18,665	2003
	11.533137	12.566969	8.96%	20,318	2002
	10.768479	11.533137	7.10%	21,311	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	31.117572	39.549044	27.10%	575	2010
	22.505727	31.117572	38.27%	575	2009
	37.676446	22.505727	-40.27%	519	2008
	33.039180	37.676446	14.04%	552	2007
	29.715034	33.039180	11.19%	1,243	2006
	25.455966	29.715034	16.73%	2,541	2005
	20.660078	25.455966	23.21%	2,739	2004
	15.102965	20.660078	36.79%	2,698	2003
	16.973973	15.102965	-11.02%	2,644	2002
	17.788368	16.973973	-4.58%	2,917	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.245285	24.434884	26.97%	16,490	2010
	13.945318	19.245285	38.01%	20,792	2009
	23.383560	13.945318	-40.36%	36,255	2008
	20.531904	23.383560	13.89%	46,353	2007
	18.496911	20.531904	11.00%	50,965	2006
	15.871005	18.496911	16.55%	55,339	2005
	12.892902	15.871005	23.10%	42,889	2004
	9.443636	12.892902	36.52%	42,985	2003
	10.628769	9.443636	-11.15%	31,991	2002
	11.156253	10.628769	-4.73%	24,160	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.289947	12.165815	-1.01%	0	2010
	12.356438	12.289947	-0.54%	10,425	2009
	12.145046	12.356438	1.74%	10,425	2008
	11.693852	12.145046	3.86%	9,105	2007
	11.289332	11.693852	3.58%	12	2006
	11.094196	11.289332	1.76%	1,310	2005
	11.100684	11.094196	-0.06%	4,081	2004
	11.130039	11.100684	-0.26%	6,870	2003
	11.083221	11.130039	0.42%	15,777	2002
	10.777140	11.083221	2.84%	13,826	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	11.109556	12.396152	11.58%	418	2010
	8.897789	11.109556	24.86%	418	2009
	16.051728	8.897789	-44.57%	418	2008
	13.869504	16.051728	15.73%	438	2007
	11.907526	13.869504	16.48%	1,251	2006
	10.135023	11.907526	17.49%	2,795	2005
	9.043510	10.135023	12.07%	2,922	2004
	6.394953	9.043510	41.42%	2,901	2003
	8.129878	6.394953	-21.34%	2,868	2002
	10.458206	8.129878	-22.66%	3,817	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.812565	9.818940	11.42%	1,835	2010
	7.070274	8.812565	24.64%	2,871	2009
	12.776433	7.070274	-44.66%	3,279	2008
	11.053990	12.776433	15.58%	5,468	2007
	9.504351	11.053990	16.30%	5,345	2006
	8.102446	9.504351	17.30%	6,995	2005
	7.240952	8.102446	11.90%	8,703	2004
	5.126306	7.240952	41.25%	7,923	2003
	6.526307	5.126306	-21.45%	6,343	2002
	8.383650	6.526307	-22.15%	5,206	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	12.009807	13.380894	11.42%	1,852	2010
	9.636951	12.009807	24.62%	3,237	2009
	17.410128	9.636951	-44.65%	2,524	2008
	15.062075	17.410128	15.59%	3,183	2007
	12.946101	15.062075	16.34%	3,067	2006
	11.040339	12.946101	17.26%	2,213	2005
	10.000000	11.040339	10.40%	1,578	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.122319	13.528289	11.60%	0	2010
	9.704898	12.122319	24.91%	0	2009
	17.511814	9.704898	-44.58%	0	2008
	15.128703	17.511814	15.75%	0	2007
	12.988292	15.128703	16.48%	9	2006
	11.059266	12.988292	17.44%	0	2005
	10.000000	11.059266	10.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	10.039346	11.671929	16.26%	0	2010
	7.142127	10.039346	40.57%	0	2009
	13.526770	7.142127	-47.20%	0	2008
	13.431224	13.526770	0.71%	0	2007
	11.872559	13.431224	13.13%	0	2006
	11.333042	11.872559	4.76%	0	2005
	10.332450	11.333042	9.68%	0	2004
	7.803904	10.332450	32.40%	0	2003
	9.382161	7.803904	-16.82%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.910456	11.500866	16.05%	0	2010
	7.062326	9.910456	40.33%	0	2009
	13.393607	7.062326	-47.27%	0	2008
	13.316308	13.393607	0.58%	0	2007
	11.786203	13.316308	12.98%	2,415	2006
	11.276747	11.786203	4.52%	2,415	2005
	10.294474	11.276747	9.54%	2,415	2004
	7.794311	10.294474	32.08%	2,415	2003
	9.382168	7.794311	-16.92%	2,415	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.617309	15.755870	24.88%	0	2010
	8.117714	12.617309	55.43%	0	2009
	16.837326	8.117714	-51.79%	0	2008
	16.147411	16.837326	4.27%	189	2007
	14.071962	16.147411	14.75%	189	2006
	13.894628	14.071962	1.28%	189	2005
	12.343894	13.894628	12.56%	189	2004
	7.921869	12.343894	55.82%	189	2003
	10.000000	7.921869	-20.78%	189	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.790462	14.709759	24.76%	3,486	2010
	7.597538	11.790462	55.19%	7,363	2009
	15.794029	7.597538	-51.90%	8,473	2008
	15.169635	15.794029	4.12%	9,812	2007
	13.241409	15.169635	14.56%	9,990	2006
	13.090871	13.241409	1.15%	10,604	2005
	11.644969	13.090871	12.42%	11	2004
	7.493606	11.644969	55.40%	9,643	2003
	10.000000	7.493606	-25.06%	1,023	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.594263	13.846942	19.43%	0	2010
	9.977658	11.594263	16.20%	0	2009
	13.830430	9.977658	-27.86%	0	2008
	14.352953	13.830430	-3.64%	0	2007
	12.377013	14.352953	15.96%	0	2006
	12.088105	12.377013	2.39%	0	2005
	11.003232	12.088105	9.86%	0	2004
	8.922512	11.003232	23.32%	0	2003
	10.000000	8.922512	-10.77%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.489692	9.243283	8.88%	0	2010
	6.600419	8.489692	28.62%	0	2009
	10.000000	6.600419	-34.00%	2,877	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.306781	15.353699	7.32%	0	2010
	10.548789	14.306781	35.62%	0	2009
	17.874186	10.548789	-40.98%	0	2008
	15.633358	17.874186	14.33%	0	2007
	13.008212	15.633358	20.18%	0	2006
	11.923298	13.008212	9.10%	0	2005
	10.157225	11.923298	17.39%	0	2004
	7.759729	10.157225	30.90%	0	2003
	10.000000	7.759729	-22.40%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.577807	9.758668	13.77%	5,371	2010
	7.195603	8.577807	19.21%	6,763	2009
	12.700598	7.195603	-43.34%	7,651	2008
	11.511593	12.700598	10.33%	8,684	2007
	10.991073	11.511593	4.74%	12,649	2006
	10.250489	10.991073	7.22%	12,581	2005
	9.762037	10.250489	5.00%	13,681	2004
	7.652329	9.762037	27.57%	14,302	2003
	10.000000	7.652329	-23.48%	399	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.883101	13.938245	17.29%	0	2010
	8.452205	11.883101	40.59%	0	2009
	16.157854	8.452205	-47.69%	0	2008
	14.762562	16.157854	9.45%	0	2007
	12.829487	14.762562	15.07%	0	2006
	11.852900	12.829487	8.24%	0	2005
	10.392158	11.852900	14.06%	0	2004
	7.774655	10.392158	33.67%	0	2003
	10.000000	7.774655	-22.25%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.944172	12.803821	16.99%	0	2010
	7.805271	10.944172	40.22%	0	2009
	14.949924	7.805271	-47.79%	0	2008
	13.695542	14.949924	9.16%	0	2007
	11.929173	13.695542	14.81%	0	2006
	11.055339	11.929173	7.90%	0	2005
	10.000000	11.055339	10.55%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.099614	10.926441	8.19%	0	2010
	7.971643	10.099614	26.69%	0	2009
	11.555822	7.971643	-31.02%	0	2008
	10.824319	11.555822	6.76%	0	2007
	10.000000	10.824319	8.24%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	10.010954	10.800230	7.88%	910	2010
	7.921150	10.010954	26.38%	691	2009
	11.512195	7.921150	-31.19%	840	2008
	10.807227	11.512195	6.52%	814	2007
	10.000000	10.807227	8.07%	789	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.135804	19.055270	11.20%	0	2010
	12.862225	17.135804	33.23%	0	2009
	21.908316	12.862225	-41.29%	0	2008
	19.386318	21.908316	13.01%	903	2007
	15.350992	19.386318	26.29%	903	2006
	13.206777	15.350992	16.24%	903	2005
	10.811179	13.206777	22.16%	1,567	2004
	8.513298	10.811179	26.99%	1,624	2003
	10.000000	8.513298	-14.87%	903	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.905632	15.669852	12.69%	0	2010
	10.814373	13.905632	28.58%	0	2009
	15.320871	10.814373	-29.41%	0	2008
	14.163366	15.320871	8.17%	0	2007
	12.892738	14.163366	9.86%	0	2006
	12.131520	12.892738	6.27%	0	2005
	10.793592	12.131520	12.40%	0	2004
	8.585159	10.793592	25.72%	0	2003
	10.000000	8.585159	-14.15%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.424495	11.127672	18.07%	13,297	2010
	5.761656	9.424495	63.57%	16,669	2009
	11.466406	5.761656	-49.75%	17,692	2008
	9.955392	11.466406	15.18%	27,927	2007
	9.823232	9.955392	1.35%	29,775	2006
	9.241362	9.823232	6.30%	30,444	2005
	8.764363	9.241362	5.44%	26,898	2004
	6.986412	8.764363	25.45%	25,653	2003
	10.000000	6.986412	-30.14%	10,385	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	11.005196	12.573490	14.25%	22,085	2010
	8.679022	11.005196	26.80%	24,591	2009
	13.690416	8.679022	-36.61%	26,265	2008
	14.195168	13.690416	-3.56%	30,427	2007
	12.386900	14.195168	14.60%	43,817	2006
	12.048093	12.386900	2.81%	43,456	2005
	10.389874	12.048093	15.96%	52,055	2004
	8.045705	10.389874	29.14%	48,584	2003
	10.000000	8.045705	-19.54%	27,948	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.865539	12.733819	7.32%	144	2010
	10.000000	11.865539	18.66%	144	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.975029	11.047396	10.75%	8,404	2010
	7.262115	9.975029	37.36%	8,100	2009
	11.669579	7.262115	-37.77%	8,697	2008
	10.644552	11.669579	9.63%	14,312	2007
	10.045181	10.644552	5.97%	14,723	2006
	9.759478	10.045181	2.93%	15,924	2005
	9.068225	9.759478	7.62%	16,473	2004
	7.489890	9.068225	21.07%	15,354	2003
	10.000000	7.489890	-25.10%	3,520	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.155405	9.129630	27.59%	7,992	2010
	5.129891	7.155405	39.48%	7,980	2009
	10.732056	5.129891	-52.20%	7,288	2008
	9.924852	10.732056	8.13%	10,165	2007
	9.824481	9.924852	1.02%	11,273	2006
	9.672121	9.824481	1.58%	10,356	2005
	8.563253	9.672121	12.95%	10,030	2004
	6.347752	8.563253	34.90%	9,736	2003
	10.000000	6.347752	-36.52%	4,159	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.195975	15.029728	34.24%	3,147	2010
	6.958969	11.195975	60.89%	2,663	2009
	11.652059	6.958969	-40.28%	3,047	2008
	11.540612	11.652059	0.97%	3,826	2007
	10.348249	11.540612	11.52%	4,476	2006
	9.976911	10.348249	3.72%	4,366	2005
	9.512536	9.976911	4.88%	5,322	2004
	7.219350	9.512536	31.76%	5,638	2003
	10.000000	7.219350	-27.81%	2,767	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.759951	14.013862	9.83%	3,028	2010
	10.552335	12.759951	20.92%	2,311	2009
	15.888333	10.552335	-33.58%	2,844	2008
	14.954915	15.888333	6.24%	7,239	2007
	12.566771	14.954915	19.00%	10,204	2006
	11.952437	12.566771	5.14%	11,197	2005
	10.540976	11.952437	13.39%	10,740	2004
	8.559559	10.540976	23.15%	10,229	2003
	10.000000	8.559559	-14.40%	3,082	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.753310	7.53%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.513926	12.569867	9.17%	2,411	2010
	9.281555	11.513926	24.05%	2,815	2009
	13.252330	9.281555	-31.24%	4,906	2008
	12.555830	13.252330	5.55%	7,183	2007
	11.514510	12.555830	9.04%	26,889	2006
	11.211816	11.514510	2.70%	29,975	2005
	10.717318	11.211816	4.61%	30,269	2004
	9.253228	10.717318	15.82%	32,446	2003
	10.000000	9.253228	-7.47%	11,985	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	11.031178	13.383076	21.32%	0	2010
	8.499664	11.031178	29.78%	0	2009
	14.213718	8.499664	-40.20%	1,292	2008
	13.376234	14.213718	6.26%	1,292	2007
	11.912716	13.376234	12.29%	1,292	2006
	11.288978	11.912716	5.53%	0	2005
	10.000000	11.288978	12.89%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.446627	13.907599	11.74%	0	2010
	10.000000	12.446627	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.273251	10.257868	10.62%	0	2010
	7.609027	9.273251	21.87%	0	2009
	10.972607	7.609027	-30.65%	0	2008
	10.469308	10.972607	4.81%	2,537	2007
	10.000000	10.469308	4.69%	2,537	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.475482	10.964216	4.67%	2,236	2010
	9.458857	10.475482	10.75%	15,258	2009
	10.627782	9.458857	-11.00%	540	2008
	10.451366	10.627782	1.69%	540	2007
	10.000000	10.451366	4.51%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.288170	11.307734	9.91%	908	2010
	7.357433	10.288170	39.83%	2,743	2009
	12.142021	7.357433	-39.41%	2,855	2008
	10.752059	12.142021	12.93%	2,522	2007
	10.000000	10.752059	7.52%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.573945	10.007247	16.72%	1,617	2010
	6.256195	8.573945	37.05%	564	2009
	11.356722	6.256195	-44.91%	533	2008
	10.278312	11.356722	10.49%	533	2007
	10.000000	10.278312	2.78%	533	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.742763	8.485198	9.59%	0	2010
	5.999507	7.742763	29.06%	590	2009
	9.809470	5.999507	-38.84%	0	2008
	10.000000	9.809470	-1.91%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.912792	13.312097	11.75%	0	2010
	8.258152	11.912792	44.25%	0	2009
	11.630759	8.258152	-29.00%	0	2008
	11.417078	11.630759	1.87%	0	2007
	10.453271	11.417078	9.22%	0	2006
	10.000000	10.453271	4.53%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	6.982004	7.791317	11.59%	0	2010
	5.461818	6.982004	27.83%	0	2009
	10.000000	5.461818	-45.38%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.957915	9.711597	22.04%	0	2010
	6.126637	7.957915	29.89%	0	2009
	10.000000	6.126637	-38.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.939453	9.687562	22.02%	0	2010
	6.124732	7.939453	29.63%	0	2009
	10.000000	6.124732	-38.75%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.113295	9.210181	13.52%	0	2010
	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.373787	10.219895	9.03%	0	2010
	7.922177	9.373787	18.32%	0	2009
	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.827775	9.797479	10.98%	0	2010
	7.199765	8.827775	22.61%	0	2009
	10.000000	7.199765	-28.00%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.126015	10.679483	5.47%	9,039	2010
	9.072864	10.126015	11.61%	9,039	2009
	10.000000	9.072864	-9.27%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.101202	10.009410	9.98%	1,766	2010
	7.557700	9.101202	20.42%	1,974	2009
	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.545465	9.561977	11.90%	0	2010
	6.836576	8.545465	25.00%	0	2009
	10.000000	6.836576	-31.63%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.648048	10.388154	7.67%	0	2010
	8.302301	9.648048	16.21%	0	2009
	10.000000	8.302301	-16.98%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.594362	11.200187	5.72%	0	2010
	9.862143	10.594362	7.42%	0	2009
	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.552114	11.126508	5.44%	222	2010
	9.840292	10.552114	7.23%	0	2009
	10.000000	9.840292	-1.60%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.321157	12.086780	6.76%	0	2010
	9.846106	11.321157	14.98%	0	2009
	10.000000	9.846106	-1.54%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.294882	30.098314	14.46%	0	2010
	16.327126	26.294882	61.05%	0	2009
	39.301395	16.327126	-58.46%	0	2008
	27.413031	39.301395	43.37%	690	2007
	20.363860	27.413031	34.62%	814	2006
	15.582808	20.363860	30.68%	897	2005
	13.102315	15.582808	18.93%	948	2004
	8.057559	13.102315	62.61%	1,140	2003
	10.000000	8.057559	-19.42%	1,187	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.968403	22.851982	14.44%	2,444	2010
	12.398865	19.968403	61.05%	1,109	2009
	29.798561	12.398865	-58.39%	1,851	2008
	20.747777	29.798561	43.62%	1,639	2007
	15.385337	20.747777	34.85%	1,323	2006
	11.759167	15.385337	30.84%	343	2005
	10.000000	11.759167	17.59%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.232864	13.692320	3.47%	19,538	2010
	13.049538	13.232864	1.40%	21,731	2009
	12.267711	13.049538	6.37%	22,049	2008
	11.593897	12.267711	5.81%	25,069	2007
	11.360663	11.593897	2.05%	27,920	2006
	11.140494	11.360663	1.98%	29,408	2005
	10.925111	11.140494	1.97%	54,838	2004
	10.846438	10.925111	0.73%	64,230	2003
	10.000000	10.846438	8.46%	14,080	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.982004	7.791317	11.59%	0	2010
	5.461818	6.982004	27.83%	0	2009
	10.000000	5.461818	-45.38%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.269575	13.888761	13.20%	11,648	2010
	9.767559	12.269575	25.62%	9,656	2009
	15.661658	9.767559	-37.63%	8,827	2008
	14.969080	15.661658	4.63%	11,337	2007
	12.970181	14.969080	15.41%	11,951	2006
	12.168726	12.970181	6.59%	9,276	2005
	10.806920	12.168726	12.60%	9,392	2004
	8.298926	10.806920	30.22%	6,952	2003
	10.000000	8.298926	-17.01%	6,286	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	0	2010
	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	0	2010
	10.000000	12.102502	21.03%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.166688	12.722599	4.57%	6,145	2010
	11.294637	12.166688	7.72%	16,302	2009
	12.170631	11.294637	-7.20%	36,278	2008
	11.696132	12.170631	4.06%	40,214	2007
	11.156116	11.696132	4.84%	88,122	2006
	10.935327	11.156116	2.02%	88,910	2005
	10.581462	10.935327	3.34%	94,294	2004
	9.930252	10.581462	6.56%	90,789	2003
	10.000000	9.930252	-0.70%	11,881	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.382466	13.562241	9.53%	186,498	2010
	10.525169	12.382466	17.65%	182,674	2009
	13.877469	10.525169	-24.16%	221,123	2008
	13.301305	13.877469	4.33%	311,119	2007
	12.095955	13.301305	9.96%	287,472	2006
	11.627262	12.095955	4.03%	302,949	2005
	10.749376	11.627262	8.17%	309,682	2004
	9.067258	10.749376	18.55%	261,652	2003
	10.000000	9.067258	-9.33%	53,699	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.472560	13.897494	11.42%	153,562	2010
	10.153709	12.472560	22.84%	177,965	2009
	14.986959	10.153709	-32.25%	183,964	2008
	14.298303	14.986959	4.82%	187,500	2007
	12.640742	14.298303	13.11%	191,727	2006
	11.954838	12.640742	5.74%	241,994	2005
	10.800103	11.954838	10.69%	239,626	2004
	8.635804	10.800103	25.06%	217,391	2003
	10.000000	8.635804	-13.64%	37,785	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.431274	13.321406	7.16%	25,032	2010
	10.988540	12.431274	13.13%	54,538	2009
	13.098183	10.988540	-16.11%	39,549	2008
	12.530671	13.098183	4.53%	95,143	2007
	11.703118	12.530671	7.07%	139,666	2006
	11.342051	11.703118	3.18%	162,123	2005
	10.718288	11.342051	5.82%	160,538	2004
	9.546204	10.718288	12.28%	158,392	2003
	10.000000	9.546204	-4.54%	55,843	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.627349	16.983139	24.63%	0	2010
	10.090865	13.627349	35.05%	0	2009
	16.083296	10.090865	-37.26%	0	2008
	15.143224	16.083296	6.21%	0	2007
	13.954394	15.143224	8.52%	688	2006
	12.605389	13.954394	10.70%	2,688	2005
	11.029727	12.605389	14.29%	2,688	2004
	8.294898	11.029727	32.97%	3,008	2003
	10.000000	8.294898	-17.05%	142	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.796771	15.905536	24.29%	1,740	2010
	9.493522	12.796771	34.79%	2,099	2009
	15.167298	9.493522	-37.41%	1,959	2008
	14.305750	15.167298	6.02%	2,512	2007
	13.200295	14.305750	8.37%	2,854	2006
	11.945631	13.200295	10.50%	2,464	2005
	10.473028	11.945631	14.06%	2,423	2004
	7.896964	10.473028	32.62%	2,016	2003
	10.000000	7.896964	-21.03%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.659687	10.526458	-1.25%	58,308	2010
	10.790090	10.659687	-1.21%	76,980	2009
	10.706790	10.790090	0.78%	105,822	2008
	10.347158	10.706790	3.48%	27,027	2007
	10.023675	10.347158	3.23%	39,703	2006
	9.886431	10.023675	1.39%	21,158	2005
	9.930997	9.886431	-0.45%	22,340	2004
	9.994178	9.930997	-0.63%	20,822	2003
	10.000000	9.994178	-0.06%	11,598	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.162604	9.173427	12.38%	0	2010
	6.073083	8.162604	34.41%	0	2009
	10.000000	6.073083	-39.27%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.673413	11.184332	4.79%	0	2010
	8.324605	10.673413	28.22%	0	2009
	15.708382	8.324605	-47.01%	0	2008
	15.455257	15.708382	1.64%	0	2007
	12.750129	15.455257	21.22%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.516093	10.992269	4.53%	2,448	2010
	8.223837	10.516093	27.87%	2,955	2009
	15.552594	8.223837	-47.12%	5,627	2008
	15.336721	15.552594	1.41%	9,146	2007
	12.687509	15.336721	20.88%	2,131	2006
	11.491561	12.687509	10.41%	793	2005
	10.000000	11.491561	14.92%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.056674	9.177926	13.92%	947	2010
	6.307318	8.056674	27.74%	0	2009
	10.000000	6.307318	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.920878	8.818891	11.34%	11,494	2010
	6.295437	7.920878	25.82%	12,166	2009
	10.000000	6.295437	-37.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.779729	9.715983	24.89%	1,187	2010
	6.217635	7.779729	25.12%	263	2009
	10.000000	6.217635	-37.82%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.633805	10.199792	18.14%	847	2010
	6.701262	8.633805	28.84%	246	2009
	10.000000	6.701262	-32.99%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.212632	10.146031	23.54%	6,156	2010
	6.538894	8.212632	25.60%	6,427	2009
	12.385628	6.538894	-47.21%	7,021	2008
	11.454992	12.385628	8.12%	12,321	2007
	11.263345	11.454992	1.70%	13,185	2006
	10.586589	11.263345	6.39%	13,395	2005
	9.473128	10.586589	11.75%	13,581	2004
	7.155633	9.473128	32.39%	13,805	2003
	10.000000	7.155633	-28.44%	3,783	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.452235	15.568198	25.02%	0	2010
	9.990773	12.452235	24.64%	0	2009
	14.911967	9.990773	-33.00%	0	2008
	16.220046	14.911967	-8.06%	0	2007
	14.003137	16.220046	15.83%	0	2006
	13.757133	14.003137	1.79%	0	2005
	11.876731	13.757133	15.83%	0	2004
	7.667519	11.876731	54.90%	0	2003
	10.000000	7.667519	-23.32%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.351299	14.177169	24.89%	3,304	2010
	9.133129	11.351299	24.29%	3,200	2009
	13.661674	9.133129	-33.15%	4,062	2008
	14.913687	13.661674	-8.40%	7,573	2007
	12.896980	14.913687	15.64%	8,269	2006
	12.706367	12.896980	1.50%	8,289	2005
	10.997925	12.706367	15.53%	8,303	2004
	7.118692	10.997925	54.49%	8,130	2003
	10.000000	7.118692	-28.81%	2,527	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.519337	16.730766	23.75%	0	2010
	10.163529	13.519337	33.02%	0	2009
	16.651398	10.163529	-38.96%	0	2008
	16.511301	16.651398	0.85%	0	2007
	14.923214	16.511301	10.64%	0	2006
	13.454354	14.923214	10.92%	0	2005
	11.447101	13.454354	17.54%	0	2004
	8.220386	11.447101	39.25%	0	2003
	10.000000	8.220386	-17.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.624113	16.814650	23.42%	2,005	2010
	10.263046	13.624113	32.75%	2,631	2009
	16.859577	10.263046	-39.13%	3,219	2008
	16.756695	16.859577	0.61%	3,550	2007
	15.183820	16.756695	10.36%	4,028	2006
	13.727326	15.183820	10.61%	3,129	2005
	11.702799	13.727326	17.30%	3,150	2004
	8.428002	11.702799	38.86%	2,889	2003
	10.000000	8.428002	-15.72%	487	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.128794	9.088706	11.81%	2,930	2010
	6.556155	8.128794	23.99%	173	2009
	11.370842	6.556155	-42.34%	0	2008
	10.673085	11.370842	6.54%	0	2007
	10.000000	10.673085	6.73%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.199571	9.229811	28.20%	5,038	2010
	5.586139	7.199571	28.88%	6,693	2009
	10.000000	5.586139	-44.14%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.429293	10.548150	1.14%	0	2010
	9.860285	10.429293	5.77%	0	2009
	10.000000	9.860285	-1.40%	318	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.304907	14.615236	9.85%	0	2010
	10.000000	13.304907	33.05%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.950830	13.914433	7.44%	0	2010
	10.000000	12.950830	29.51%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.929015	13.854859	7.16%	44,558	2010
	10.000000	12.929015	29.29%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.925473	13.574005	5.02%	490	2010
	10.000000	12.925473	29.25%	719	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.980373	14.865890	14.53%	0	2010
	9.409419	12.980373	37.95%	0	2009
	15.932771	9.409419	-40.94%	0	2008
	15.173883	15.932771	5.00%	0	2007
	13.056005	15.173883	16.22%	0	2006
	11.562924	13.056005	12.91%	0	2005
	10.000000	11.562924	15.63%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.800664	14.621315	14.22%	10,748	2010
	9.300233	12.800664	37.64%	10,091	2009
	15.788180	9.300233	-41.09%	21,404	2008
	15.075751	15.788180	4.73%	19,719	2007
	13.003547	15.075751	15.94%	17,583	2006
	11.545805	13.003547	12.63%	12,507	2005
	10.000000	11.545805	15.46%	11,077	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.757234	16.899463	14.52%	0	2010
	10.691736	14.757234	38.02%	0	2009
	18.102349	10.691736	-40.94%	0	2008
	17.243134	18.102349	4.98%	0	2007
	14.836001	17.243134	16.22%	0	2006
	13.142790	14.836001	12.88%	0	2005
	11.168790	13.142790	17.67%	0	2004
	7.907952	11.168790	41.23%	0	2003
	10.000000	7.907952	-20.92%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.481328	16.546035	14.26%	1,582	2010
	10.523261	14.481328	37.61%	7,635	2009
	17.859636	10.523261	-41.08%	9,088	2008
	17.050103	17.859636	4.75%	12,123	2007
	14.710969	17.050103	15.90%	20,151	2006
	13.060346	14.710969	12.64%	21,458	2005
	11.125352	13.060346	17.39%	26,600	2004
	7.886028	11.125352	41.08%	38,372	2003
	10.000000	7.886028	-21.14%	11,742	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.885195	16.870613	13.34%	14,172	2010
	12.730190	14.885195	16.93%	16,801	2009
	15.074985	12.730190	-15.55%	28,726	2008
	13.935676	15.074985	8.18%	31,838	2007
	13.159680	13.935676	5.90%	32,905	2006
	13.003428	13.159680	1.20%	26,519	2005
	12.143815	13.003428	7.08%	17,197	2004
	10.496415	12.143815	15.69%	15,525	2003
	10.000000	10.496415	4.96%	3,089	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.499491	2.830723	13.25%	0	2010
	1.996897	2.499491	25.17%	0	2009
	9.580103	1.996897	-79.16%	0	2008
	10.000000	9.580103	-4.20%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.556765	4.032620	13.38%	0	2010
	2.874136	3.556765	23.75%	0	2009
	13.647007	2.874136	-78.94%	0	2008
	13.834753	13.647007	-1.36%	242	2007
	12.802941	13.834753	8.06%	3,628	2006
	12.671389	12.802941	1.04%	1,364	2005
	11.775879	12.671389	7.60%	242	2004
	9.620086	11.775879	22.41%	242	2003
	10.000000	9.620086	-3.80%	242	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.235728	11.707490	14.38%	16,701	2010
	8.098248	10.235728	26.39%	20,873	2009
	13.362150	8.098248	-39.39%	20,043	2008
	12.992815	13.362150	2.84%	20,907	2007
	11.464812	12.992815	13.33%	28,401	2006
	10.979235	11.464812	4.42%	29,245	2005
	10.186601	10.979235	7.78%	30,197	2004
	8.158547	10.186601	24.86%	28,759	2003
	10.000000	8.158547	-18.41%	6,657	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	14.039078	17.108679	21.86%	0	2010
	10.362428	14.039078	35.48%	0	2009
	16.879065	10.362428	-38.61%	0	2008
	17.303227	16.879065	-2.45%	0	2007
	15.236514	17.303227	13.56%	0	2006
	14.036289	15.236514	8.55%	0	2005
	11.902437	14.036289	17.93%	0	2004
	8.349080	11.902437	42.56%	0	2003
	10.000000	8.349080	-16.51%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.049887	9.782130	21.52%	0	2010
	5.955304	8.049887	35.17%	275	2009
	9.727716	5.955304	-38.78%	275	2008
	9.990601	9.727716	-2.63%	275	2007
	10.000000	9.990601	-0.09%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.874552	11.745076	8.01%	944	2010
	10.000000	10.874552	8.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.954048	11.378072	3.87%	2,190	2010
	10.000000	10.954048	9.54%	1,176	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.578051	13.077277	12.95%	0	2010
	9.031982	11.578051	28.19%	0	2009
	14.920123	9.031982	-39.46%	0	2008
	16.081163	14.920123	-7.22%	0	2007
	14.048844	16.081163	14.47%	0	2006
	13.519348	14.048844	3.92%	0	2005
	12.321351	13.519348	9.72%	0	2004
	10.000000	12.321351	23.21%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	12.043955	13.085944	8.65%	0	2010
	9.785808	12.043955	23.08%	0	2009
	17.680843	9.785808	-44.65%	0	2008
	16.523374	17.680843	7.01%	0	2007
	13.100540	16.523374	26.13%	0	2006
	11.823679	13.100540	10.80%	0	2005
	10.304480	11.823679	14.74%	0	2004
	8.118734	10.304480	26.92%	0	2003
	10.000000	8.118734	-18.81%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.711847	14.570708	24.41%	0	2010
	9.016864	11.711847	29.89%	0	2009
	15.058406	9.016864	-40.12%	0	2008
	17.472508	15.058406	-13.82%	0	2007
	15.084271	17.472508	15.83%	0	2006
	14.271145	15.084271	5.70%	0	2005
	11.450125	14.271145	24.64%	0	2004
	7.748189	11.450125	47.78%	0	2003
	10.000000	7.748189	-22.52%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.967523	14.275958	19.29%	0	2010
	7.394294	11.967523	61.85%	0	2009
	11.891806	7.394294	-37.82%	0	2008
	11.413106	11.891806	4.19%	0	2007
	10.961365	11.413106	4.12%	0	2006
	10.501871	10.961365	4.38%	0	2005
	10.125230	10.501871	3.72%	0	2004
	8.208604	10.125230	23.35%	315	2003
	10.000000	8.208604	-17.91%	139	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.844613	11.443545	5.52%	0	2010
	10.040076	10.844613	8.01%	0	2009
	11.354331	10.040076	-11.57%	0	2008
	10.928553	11.354331	3.90%	0	2007
	10.685986	10.928553	2.27%	0	2006
	10.411305	10.685986	2.64%	0	2005
	10.130478	10.411305	2.77%	0	2004
	10.000000	10.130478	1.30%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.817546	18.18%	1,042	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.091373	16.388970	25.19%	0	2010
	10.000000	13.091373	30.91%	0	2009*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.875536	10.994753	11.33%	19,258	2010
	8.313823	9.875536	18.78%	24,473	2009
	14.203555	8.313823	-41.47%	24,782	2008
	13.724599	14.203555	3.49%	25,411	2007
	11.886123	13.724599	15.47%	26,749	2006
	11.513091	11.886123	3.24%	27,773	2005
	10.487787	11.513091	9.78%	28,199	2004
	8.038632	10.487787	30.47%	27,426	2003
	10.000000	8.038632	-19.61%	2,678	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.095500	16.569419	2.94%	2,235	2010
	12.137325	16.095500	32.61%	3,839	2009
	26.323325	12.137325	-53.89%	3,726	2008
	25.261745	26.323325	4.20%	3,960	2007
	18.941461	25.261745	33.37%	4,167	2006
	16.469412	18.941461	15.01%	5,107	2005
	13.360746	16.469412	23.27%	5,739	2004
	9.403677	13.360746	42.08%	8,632	2003
	10.000000	9.403677	-5.96%	3,150	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.678064	10.491457	8.40%	7,987	2010
	7.151794	9.678064	35.32%	4,618	2009
	12.040958	7.151794	-40.60%	5,249	2008
	10.738464	12.040958	12.13%	9,620	2007
	10.949717	10.738464	-1.93%	5,517	2006
	9.659722	10.949717	13.35%	5,558	2005
	9.033125	9.659722	6.94%	5,687	2004
	7.418546	9.033125	21.76%	6,672	2003
	10.000000	7.418546	-25.81%	1,329	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.692844	19.607422	24.94%	2,465	2010
	11.145232	15.692844	40.80%	3,297	2009
	17.574798	11.145232	-36.58%	4,334	2008
	17.539628	17.574798	0.20%	6,500	2007
	15.560201	17.539628	12.72%	10,095	2006
	14.784175	15.560201	5.25%	10,461	2005
	12.579414	14.784175	17.53%	10,905	2004
	9.045889	12.579414	39.06%	10,730	2003
	10.000000	9.045889	-9.54%	4,578	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.072012	13.078195	8.33%	0	2010
	10.000000	12.072012	20.72%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.218969	16.416976	24.19%	0	2010
	10.712196	13.218969	23.40%	0	2009
	15.710104	10.712196	-31.81%	0	2008
	16.023100	15.710104	-1.95%	0	2007
	14.188812	16.023100	12.93%	0	2006
	13.405502	14.188812	5.84%	0	2005
	11.143315	13.405502	20.30%	0	2004
	8.194166	11.143315	35.99%	0	2003
	10.000000	8.194166	-18.06%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.382781	11.766199	13.32%	0	2010
	7.864734	10.382781	32.02%	0	2009
	12.151660	7.864734	-35.28%	0	2008
	11.423227	12.151660	6.38%	0	2007
	10.598168	11.423227	7.78%	0	2006
	10.362697	10.598168	2.27%	0	2005
	9.885245	10.362697	4.83%	0	2004
	7.948460	9.885245	24.37%	0	2003
	10.000000	7.948460	-20.52%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.082991	12.562163	13.35%	0	2010
	8.888294	11.082991	24.69%	0	2009
	14.326752	8.888294	-37.96%	0	2008
	13.791696	14.326752	3.88%	0	2007
	12.097903	13.791696	14.00%	0	2006
	11.707528	12.097903	3.33%	0	2005
	10.720933	11.707528	9.20%	0	2004
	8.461901	10.720933	26.70%	0	2003
	10.000000	8.461901	-15.38%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.351528	13.963234	13.05%	5,025	2010
	9.928382	12.351528	24.41%	3,868	2009
	16.048862	9.928382	-38.14%	3,741	2008
	15.488316	16.048862	3.62%	9,998	2007
	13.620591	15.488316	13.71%	16,098	2006
	13.213633	13.620591	3.08%	20,464	2005
	12.131737	13.213633	8.92%	21,679	2004
	10.000000	12.131737	21.32%	7,317	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.144304	11.314905	11.54%	1,555	2010
	9.074156	10.144304	11.79%	0	2009
	13.071874	9.074156	-30.58%	740	2008
	12.080259	13.071874	8.21%	1,435	2007
	10.570667	12.080259	14.28%	2,277	2006
	10.530971	10.570667	0.38%	2,418	2005
	9.961438	10.530971	5.72%	3,139	2004
	8.147213	9.961438	22.27%	3,017	2003
	10.000000	8.147213	-18.53%	2,565	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.985391	18.046938	12.90%	10,141	2010
	10.621854	15.985391	50.50%	10,228	2009
	14.561744	10.621854	-27.06%	10,437	2008
	14.299104	14.561744	1.84%	10,823	2007
	13.102334	14.299104	9.13%	12,909	2006
	12.979622	13.102334	0.95%	13,191	2005
	11.937652	12.979622	8.73%	15,036	2004
	9.930628	11.937652	20.21%	18,576	2003
	10.000000	9.930628	-0.69%	4,632	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	13.001550	13.923891	7.09%	0	2010
	10.937648	13.001550	18.87%	0	2009
	11.952813	10.937648	-8.49%	0	2008
	11.492383	11.952813	4.01%	0	2007
	11.178940	11.492383	2.80%	0	2006
	11.180714	11.178940	-0.02%	0	2005
	10.932239	11.180714	2.27%	0	2004
	10.584503	10.932239	3.29%	0	2003
	10.000000	10.584503	5.85%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.899402	13.786186	6.87%	48,474	2010
	10.876944	12.899402	18.59%	49,960	2009
	11.920553	10.876944	-8.75%	21,910	2008
	11.487925	11.920553	3.77%	32,779	2007
	11.199806	11.487925	2.57%	43,103	2006
	11.236015	11.199806	-0.32%	44,512	2005
	11.018222	11.236015	1.98%	42,735	2004
	10.688806	11.018222	3.08%	28,346	2003
	10.000000	10.688806	6.89%	9,870	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.494217	10.886732	14.67%	0	2010
	7.244008	9.494217	31.06%	0	2009
	11.446207	7.244008	-36.71%	0	2008
	9.756312	11.446207	17.32%	0	2007
	9.250869	9.756312	5.46%	0	2006
	9.030030	9.250869	2.45%	0	2005
	8.643061	9.030030	4.48%	0	2004
	7.110815	8.643061	21.55%	0	2003
	8.530134	7.110815	-16.64%	374	2002
	9.344790	8.530134	-8.72%	374	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.686910	9.947950	14.52%	0	2010
	6.647024	8.686910	30.69%	0	2009
	10.513409	6.647024	-36.78%	0	2008
	8.981817	10.513409	17.05%	0	2007
	8.526453	8.981817	5.34%	0	2006
	8.341084	8.526453	2.22%	2,016	2005
	8.000470	8.341084	4.26%	2,274	2004
	6.588634	8.000470	21.43%	2,285	2003
	7.930603	6.588634	-16.92%	2,297	2002
	8.696670	7.930603	-8.81%	380	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.398843	12.841735	12.66%	0	2010
	8.956808	11.398843	27.26%	0	2009
	12.749283	8.956808	-29.75%	0	2008
	11.198247	12.749283	13.85%	0	2007
	10.579852	11.198247	5.85%	0	2006
	10.313700	10.579852	2.58%	0	2005
	9.918032	10.313700	3.99%	0	2004
	8.522529	9.918032	16.37%	0	2003
	9.473472	8.522529	-10.04%	0	2002
	10.024469	9.473472	-5.50%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.611940	11.936570	12.48%	0	2010
	8.350115	10.611940	27.09%	0	2009
	11.900087	8.350115	-29.83%	0	2008
	10.469054	11.900087	13.67%	0	2007
	9.900104	10.469054	5.75%	0	2006
	9.664740	9.900104	2.44%	1,208	2005
	9.310001	9.664740	3.81%	1,787	2004
	8.016577	9.310001	16.13%	1,871	2003
	8.928331	8.016577	-10.21%	1,932	2002
	9.461349	8.928331	-5.63%	1,017	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.661984	12.416491	16.46%	0	2010
	7.807603	10.661984	36.56%	0	2009
	11.989812	7.807603	-34.88%	0	2008
	11.155861	11.989812	7.48%	526	2007
	10.124002	11.155861	10.19%	526	2006
	9.712163	10.124002	4.24%	526	2005
	9.333977	9.712163	4.05%	526	2004
	8.046522	9.333977	16.00%	0	2003
	8.934702	8.046522	-9.94%	0	2002
	9.211877	8.934702	-3.01%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.953722	12.731123	16.23%	171	2010
	8.023251	10.953722	36.52%	171	2009
	12.344474	8.023251	-35.01%	171	2008
	11.504776	12.344474	7.30%	171	2007
	10.453834	11.504776	10.05%	0	2006
	10.036473	10.453834	4.16%	0	2005
	9.670946	10.036473	3.78%	0	2004
	8.345241	9.670946	15.89%	846	2003
	9.284604	8.345241	-10.12%	846	2002
	9.586975	9.284604	-3.15%	846	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.673301	8.941762	16.53%	0	2010
	5.720012	7.673301	34.15%	0	2009
	9.854197	5.720012	-41.95%	0	2008
	9.337985	9.854197	5.53%	0	2007
	8.299247	9.337985	12.52%	0	2006
	6.950069	8.299247	19.41%	0	2005
	6.952969	6.950069	-0.04%	0	2004
	5.627584	6.952969	23.55%	0	2003
	6.145793	5.627584	-8.43%	0	2002
	8.722441	6.145793	-29.54%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.557719	8.801194	16.45%	0	2010
	5.639112	7.557719	34.02%	952	2009
	9.741288	5.639112	-42.11%	825	2008
	9.247938	9.741288	5.33%	1,441	2007
	8.232149	9.247938	12.34%	1,441	2006
	6.911236	8.232149	19.11%	863	2005
	6.913621	6.911236	-0.03%	923	2004
	5.607671	6.913621	23.29%	613	2003
	6.145798	5.607671	-8.76%	0	2002
	8.722439	6.145798	-29.54%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.725047	11.046957	13.59%	632	2010
	7.577515	9.725047	28.34%	663	2009
	13.399905	7.577515	-43.45%	689	2008
	13.387580	13.399905	0.09%	973	2007
	11.295325	13.387580	18.52%	991	2006
	10.820640	11.295325	4.39%	1,076	2005
	9.842780	10.820640	9.93%	1,227	2004
	7.658055	9.842780	28.53%	745	2003
	9.347976	7.658055	-18.08%	745	2002
	9.979686	9.347976	-6.33%	843	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.429526	11.829613	13.42%	31,786	2010
	8.135660	10.429526	28.20%	29,476	2009
	14.413978	8.135660	-43.56%	38,280	2008
	14.421359	14.413978	-0.05%	51,566	2007
	12.182840	14.421359	18.37%	58,660	2006
	11.691568	12.182840	4.20%	59,382	2005
	10.649266	11.691568	9.79%	61,979	2004
	8.297718	10.649266	28.34%	51,973	2003
	10.147635	8.297718	-18.23%	3,588	2002
	10.849047	10.147635	-6.47%	708	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.490875	9.609372	13.17%	105	2010
	6.765221	8.490875	25.51%	111	2009
	11.772408	6.765221	-42.53%	119	2008
	10.650197	11.772408	10.54%	134	2007
	9.547828	10.650197	11.55%	141	2006
	8.996038	9.547828	6.13%	148	2005
	8.618648	8.996038	4.38%	156	2004
	7.064839	8.618648	21.99%	394	2003
	8.592265	7.064839	-17.78%	401	2002
	9.551417	8.592265	-10.04%	904	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.593594	9.715864	13.06%	10,262	2010
	6.854893	8.593594	25.36%	9,290	2009
	11.953726	6.854893	-42.65%	9,741	2008
	10.828038	11.953726	10.40%	11,879	2007
	9.720603	10.828038	11.39%	19,909	2006
	9.169715	9.720603	6.01%	21,832	2005
	8.804187	9.169715	4.15%	29,140	2004
	7.225962	8.804187	21.84%	27,895	2003
	8.804323	7.225962	-17.93%	11,093	2002
	9.804049	8.804323	-10.20%	3,422	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.344479	8.992962	22.45%	635	2010
	5.806737	7.344479	26.48%	640	2009
	11.149950	5.806737	-47.92%	646	2008
	8.904813	11.149950	25.21%	1,015	2007
	8.452753	8.904813	5.35%	1,021	2006
	8.104015	8.452753	4.30%	1,085	2005
	7.951257	8.104015	1.92%	1,591	2004
	6.067015	7.951257	31.06%	1,769	2003
	8.806545	6.067015	-31.11%	1,774	2002
	10.845940	8.806545	-18.80%	2,875	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.649056	6.906128	22.25%	6,100	2010
	4.472674	5.649056	26.30%	11,775	2009
	8.600422	4.472674	-47.99%	15,419	2008
	6.880077	8.600422	25.00%	29,290	2007
	6.540584	6.880077	5.19%	31,763	2006
	6.280879	6.540584	4.13%	33,827	2005
	6.170915	6.280879	1.78%	41,001	2004
	4.717119	6.170915	30.82%	41,374	2003
	6.856641	4.717119	-31.20%	4,757	2002
	8.458873	6.856641	-18.94%	2,345	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.587230	10.568234	23.07%	0	2010
	6.226598	8.587230	37.91%	0	2009
	12.339768	6.226598	-49.54%	0	2008
	10.639879	12.339768	15.98%	0	2007
	9.942215	10.639879	7.02%	0	2006
	9.328480	9.942215	6.58%	0	2005
	8.574418	9.328480	8.79%	0	2004
	6.658000	8.574418	28.78%	0	2003
	9.157514	6.658000	-27.29%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.397376	10.334002	23.06%	0	2010
	6.106442	8.397376	37.52%	1,561	2009
	12.108507	6.106442	-49.57%	1,273	2008
	10.457762	12.108507	15.78%	1,524	2007
	9.783918	10.457762	6.89%	3,617	2006
	9.200241	9.783918	6.34%	5,925	2005
	8.476968	9.200241	8.53%	6,959	2004
	6.592185	8.476968	28.59%	7,351	2003
	9.101935	6.592185	-27.57%	529	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.533608	11.830197	12.31%	0	2010
	7.422922	10.533608	41.91%	0	2009
	10.036160	7.422922	-26.04%	0	2008
	9.905906	10.036160	1.31%	0	2007
	9.026999	9.905906	9.74%	0	2006
	8.920487	9.026999	1.19%	0	2005
	8.256280	8.920487	8.04%	0	2004
	6.588113	8.256280	25.32%	0	2003
	6.441805	6.588113	2.27%	0	2002
	7.408463	6.441805	-13.05%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.258688	12.631724	12.20%	5,174	2010
	7.951083	11.258688	41.60%	5,225	2009
	10.761383	7.951083	-26.11%	5,926	2008
	10.633580	10.761383	1.20%	10,823	2007
	9.703475	10.633580	9.59%	21,458	2006
	9.608736	9.703475	0.99%	24,643	2005
	8.900133	9.608736	7.96%	26,288	2004
	7.113995	8.900133	25.11%	22,917	2003
	6.977508	7.113995	1.96%	1,563	2002
	8.027765	6.977508	-13.08%	1,346	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.258720	11.521795	12.31%	34,890	2010
	7.243184	10.258720	41.63%	36,053	2009
	9.808767	7.243184	-26.16%	21,623	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.258720	11.521795	12.31%	34,890	2010
	7.243184	10.258720	41.63%	36,053	2009
	9.808767	7.243184	-26.16%	21,623	2008
	10.000000	9.808767	-1.91%	2,129	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	14.847934	16.856699	13.53%	287	2010
	11.882104	14.847934	24.96%	287	2009
	19.108753	11.882104	-37.82%	290	2008
	18.362986	19.108753	4.06%	519	2007
	16.075622	18.362986	14.23%	601	2006
	15.537247	16.075622	3.47%	948	2005
	14.231227	15.537247	9.18%	951	2004
	11.228588	14.231227	26.74%	1,117	2003
	14.632127	11.228588	-23.26%	1,083	2002
	16.867202	14.632127	-13.25%	1,084	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	18.167476	19.330849	6.40%	0	2010
	15.905835	18.167476	14.22%	0	2009
	16.656588	15.905835	-4.51%	0	2008
	16.174047	16.656588	2.98%	1	2007
	15.703538	16.174047	3.00%	66	2006
	15.568577	15.703538	0.87%	450	2005
	15.100810	15.568577	3.10%	470	2004
	14.542870	15.100810	3.84%	509	2003
	13.353240	14.542870	8.91%	628	2002
	12.474251	13.353240	7.05%	480	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	30.949940	39.316108	27.03%	0	2010
	22.395819	30.949940	38.20%	0	2009
	37.511508	22.395819	-40.30%	0	2008
	32.911304	37.511508	13.98%	157	2007
	29.614980	32.911304	11.13%	157	2006
	25.383054	29.614980	16.67%	271	2005
	20.611335	25.383054	23.15%	271	2004
	15.074953	20.611335	36.73%	114	2003
	16.951081	15.074953	-11.07%	114	2002
	17.773446	16.951081	-4.63%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.151309	24.303282	26.90%	13,190	2010
	13.884257	19.151309	37.94%	14,211	2009
	23.293000	13.884257	-40.39%	19,467	2008
	20.462802	23.293000	13.83%	25,864	2007
	18.443967	20.462802	10.95%	26,930	2006
	15.833562	18.443967	16.49%	25,198	2005
	12.868992	15.833562	23.04%	22,355	2004
	9.430893	12.868992	36.46%	20,105	2003
	10.619809	9.430893	-11.20%	9,047	2002
	11.152532	10.619809	-4.78%	3,155	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.489472	13.346465	-1.06%	0	2010
	13.569325	13.489472	-0.59%	0	2009
	13.343939	13.569325	1.69%	0	2008
	12.854749	13.343939	3.81%	0	2007
	12.416341	12.854749	3.53%	125	2006
	12.207888	12.416341	1.71%	402	2005
	12.221217	12.207888	-0.11%	0	2004
	12.259742	12.221217	-0.31%	2,725	2003
	12.214356	12.259742	0.37%	2,725	2002
	11.883085	12.214356	2.79%	2,725	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	11.049736	12.323182	11.52%	83	2010
	8.854364	11.049736	24.79%	88	2009
	15.981497	8.854364	-44.60%	94	2008
	13.815856	15.981497	15.68%	106	2007
	11.867472	13.815856	16.42%	111	2006
	10.106028	11.867472	17.43%	117	2005
	9.022206	10.106028	12.01%	123	2004
	6.383102	9.022206	41.35%	287	2003
	8.118928	6.383102	-21.38%	293	2002
	10.449433	8.118928	-22.30%	301	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.769503	9.766021	11.36%	648	2010
	7.039289	8.769503	24.58%	648	2009
	12.726901	7.039289	-44.69%	648	2008
	11.016739	12.726901	15.52%	967	2007
	9.477100	11.016739	16.25%	7,791	2006
	8.083293	9.477100	17.24%	7,791	2005
	7.227481	8.083293	11.84%	10,762	2004
	5.119369	7.227481	41.18%	10,760	2003
	6.520785	5.119369	-21.49%	440	2002
	8.380839	6.520785	-22.19%	1,385	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.975415	13.335822	11.36%	9,838	2010
	9.614219	11.975415	24.56%	3,920	2009
	17.377893	9.614219	-44.68%	11,851	2008
	15.041844	17.377893	15.53%	19,968	2007
	12.935248	15.041844	16.29%	1,951	2006
	11.036651	12.935248	17.20%	580	2005
	10.000000	11.036651	10.37%	403	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.087589	13.482712	11.54%	0	2010
	9.681995	12.087589	24.85%	0	2009
	17.479355	9.681995	-44.61%	0	2008
	15.108354	17.479355	15.69%	0	2007
	12.977372	15.108354	16.42%	0	2006
	11.055557	12.977372	17.38%	0	2005
	10.000000	11.055557	10.56%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.995772	11.615387	16.20%	0	2010
	7.114735	9.995772	40.49%	0	2009
	13.481745	7.114735	-47.23%	0	2008
	13.393331	13.481745	0.66%	0	2007
	11.845045	13.393331	13.07%	0	2006
	11.312503	11.845045	4.71%	0	2005
	10.318950	11.312503	9.63%	0	2004
	7.797643	10.318950	32.33%	0	2003
	9.379384	7.797643	-16.86%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.867415	11.445144	15.99%	0	2010
	7.035209	9.867415	40.26%	0	2009
	13.348963	7.035209	-47.30%	0	2008
	13.278681	13.348963	0.53%	0	2007
	11.758847	13.278681	12.93%	0	2006
	11.256272	11.758847	4.46%	0	2005
	10.281005	11.256272	9.49%	0	2004
	7.788048	10.281005	32.01%	0	2003
	9.379391	7.788048	-16.97%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.568971	15.687582	24.81%	0	2010
	8.090716	12.568971	55.35%	0	2009
	16.789867	8.090716	-51.81%	0	2008
	16.110104	16.789867	4.22%	0	2007
	14.046542	16.110104	14.69%	0	2006
	13.876536	14.046542	1.23%	0	2005
	12.334056	13.876536	12.51%	0	2004
	7.919547	12.334056	55.74%	0	2003
	10.000000	7.919547	-20.80%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.744757	14.645332	24.70%	8,322	2010
	7.571913	11.744757	55.11%	13,988	2009
	15.748763	7.571913	-51.92%	15,142	2008
	15.133857	15.748763	4.06%	17,811	2007
	13.216854	15.133857	14.50%	18,382	2006
	13.073196	13.216854	1.10%	19,201	2005
	11.635140	13.073196	12.36%	19,339	2004
	7.491060	11.635140	55.32%	16,363	2003
	10.000000	7.491060	-25.09%	2,372	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.549849	13.786913	19.37%	334	2010
	9.944471	11.549849	16.14%	344	2009
	13.791429	9.944471	-27.89%	307	2008
	14.319773	13.791429	-3.69%	323	2007
	12.354628	14.319773	15.91%	299	2006
	12.072321	12.354628	2.34%	323	2005
	10.994434	12.072321	9.80%	317	2004
	8.919895	10.994434	23.26%	329	2003
	10.000000	8.919895	-10.80%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.482528	9.230806	8.82%	0	2010
	6.598185	8.482528	28.56%	0	2009
	10.000000	6.598185	-34.02%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.252030	15.287198	7.26%	0	2010
	10.513730	14.252030	35.56%	0	2009
	17.823820	10.513730	-41.01%	0	2008
	15.597242	17.823820	14.28%	0	2007
	12.984719	15.597242	20.12%	0	2006
	11.907766	12.984719	9.04%	0	2005
	10.149124	11.907766	17.33%	0	2004
	7.757459	10.149124	30.83%	0	2003
	10.000000	7.757459	-22.43%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.543650	9.714885	13.71%	4,271	2010
	7.170573	8.543650	19.15%	6,645	2009
	12.662866	7.170573	-43.37%	6,423	2008
	11.483241	12.662866	10.27%	6,393	2007
	10.969543	11.483241	4.68%	6,558	2006
	10.235568	10.969543	7.17%	7,829	2005
	9.752749	10.235568	4.95%	9,368	2004
	7.648923	9.752749	27.50%	7,625	2003
	10.000000	7.648923	-23.51%	411	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.837567	13.877817	17.24%	0	2010
	8.424094	11.837567	40.52%	0	2009
	16.112291	8.424094	-47.72%	0	2008
	14.728440	16.112291	9.40%	0	2007
	12.806288	14.728440	15.01%	0	2006
	11.837445	12.806288	8.18%	0	2005
	10.383858	11.837445	14.00%	0	2004
	7.772377	10.383858	33.60%	0	2003
	10.000000	7.772377	-22.28%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.912801	12.760666	16.93%	1,024	2010
	7.786835	10.912801	40.14%	0	2009
	14.922197	7.786835	-47.82%	0	2008
	13.677115	14.922197	9.10%	0	2007
	11.919143	13.677115	14.75%	0	2006
	11.051627	11.919143	7.85%	1,058	2005
	10.000000	11.051627	10.52%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.080797	10.900565	8.13%	0	2010
	7.960828	10.080797	26.63%	0	2009
	11.546001	7.960828	-31.05%	0	2008
	10.820636	11.546001	6.70%	0	2007
	10.000000	10.820636	8.21%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.992315	10.774657	7.83%	763	2010
	7.910399	9.992315	26.32%	1,985	2009
	11.502412	7.910399	-31.23%	2,459	2008
	10.803550	11.502412	6.47%	3,465	2007
	10.000000	10.803550	8.04%	2,459	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	17.067588	18.969808	11.15%	849	2010
	12.817514	17.067588	33.16%	3,324	2009
	21.843239	12.817514	-41.32%	3,324	2008
	19.338578	21.843239	12.95%	4,048	2007
	15.320915	19.338578	26.22%	4,090	2006
	13.187556	15.320915	16.18%	4,133	2005
	10.800913	13.187556	22.10%	4,238	2004
	8.509517	10.800913	26.93%	4,046	2003
	10.000000	8.509517	-14.90%	2,086	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.852349	15.601919	12.63%	0	2010
	10.778394	13.852349	28.52%	0	2009
	15.277641	10.778394	-29.45%	0	2008
	14.130603	15.277641	8.12%	0	2007
	12.869413	14.130603	9.80%	0	2006
	12.115688	12.869413	6.22%	0	2005
	10.784983	12.115688	12.34%	0	2004
	8.582653	10.784983	25.66%	0	2003
	10.000000	8.582653	-14.17%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.386975	11.077762	18.01%	5,882	2010
	5.741627	9.386975	63.49%	8,989	2009
	11.432342	5.741627	-49.78%	9,216	2008
	9.930874	11.432342	15.12%	17,463	2007
	9.803992	9.930874	1.29%	21,341	2006
	9.227909	9.803992	6.24%	22,867	2005
	8.756032	9.227909	5.39%	27,425	2004
	6.983301	8.756032	25.39%	24,560	2003
	10.000000	6.983301	-30.17%	3,268	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.961378	12.517093	14.19%	16,850	2010
	8.648841	10.961378	26.74%	17,211	2009
	13.649742	8.648841	-36.64%	27,066	2008
	14.160208	13.649742	-3.60%	40,654	2007
	12.362629	14.160208	14.54%	46,261	2006
	12.030560	12.362629	2.76%	60,088	2005
	10.380007	12.030560	15.90%	53,463	2004
	8.042132	10.380007	29.07%	53,825	2003
	10.000000	8.042132	-19.58%	10,224	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.861523	12.723062	7.26%	1,072	2010
	10.000000	11.861523	18.62%	1,134	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.935299	10.997828	10.69%	6,710	2010
	7.236861	9.935299	37.29%	8,068	2009
	11.634920	7.236861	-37.80%	9,263	2008
	10.618336	11.634920	9.57%	20,961	2007
	10.025506	10.618336	5.91%	23,840	2006
	9.745270	10.025506	2.88%	23,653	2005
	9.059620	9.745270	7.57%	28,766	2004
	7.486564	9.059620	21.01%	26,967	2003
	10.000000	7.486564	-25.13%	3,155	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.126918	9.088670	27.53%	17,738	2010
	5.112044	7.126918	39.41%	26,665	2009
	10.700156	5.112044	-52.22%	26,898	2008
	9.900395	10.700156	8.08%	29,530	2007
	9.805234	9.900395	0.97%	38,649	2006
	9.658049	9.805234	1.52%	37,684	2005
	8.555127	9.658049	12.89%	47,473	2004
	6.344933	8.555127	34.83%	46,717	2003
	10.000000	6.344933	-36.55%	5,766	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.151343	14.962252	34.17%	13,082	2010
	6.934749	11.151343	60.80%	12,666	2009
	11.617415	6.934749	-40.31%	13,393	2008
	11.512167	11.617415	0.91%	14,842	2007
	10.327967	11.512167	11.47%	13,951	2006
	9.962379	10.327967	3.67%	14,332	2005
	9.503492	9.962379	4.83%	14,912	2004
	7.216139	9.503492	31.70%	11,937	2003
	10.000000	7.216139	-27.84%	264	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.709167	13.951020	9.77%	15,292	2010
	10.515660	12.709167	20.86%	13,151	2009
	15.841149	10.515660	-33.62%	19,033	2008
	14.918100	15.841149	6.19%	33,171	2007
	12.542162	14.918100	18.94%	28,788	2006
	11.935053	12.542162	5.09%	29,417	2005
	10.530978	11.935053	13.33%	24,013	2004
	8.555769	10.530978	23.09%	20,108	2003
	10.000000	8.555769	-14.44%	4,639	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.749702	7.50%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.469816	12.515369	9.12%	13,536	2010
	9.250685	11.469816	23.99%	13,271	2009
	13.214955	9.250685	-31.27%	12,973	2008
	12.526796	13.214955	5.49%	19,176	2007
	11.493684	12.526796	8.99%	16,272	2006
	11.197188	11.493684	2.65%	16,234	2005
	10.708766	11.197188	4.56%	17,493	2004
	9.250520	10.708766	15.76%	6,115	2003
	10.000000	9.250520	-7.49%	552	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.999572	13.337975	21.26%	795	2010
	8.479606	10.999572	29.72%	0	2009
	14.187383	8.479606	-40.23%	0	2008
	13.358247	14.187383	6.21%	0	2007
	11.902710	13.358247	12.23%	0	2006
	11.285193	11.902710	5.47%	0	2005
	10.000000	11.285193	12.85%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.442424	13.895869	11.68%	0	2010
	10.000000	12.442424	24.42%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.256045	10.233657	10.56%	1,026	2010
	7.598753	9.256045	21.81%	333	2009
	10.963349	7.598753	-30.69%	0	2008
	10.465796	10.963349	4.75%	2,545	2007
	10.000000	10.465796	4.66%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.456028	10.938320	4.61%	611	2010
	9.446067	10.456028	10.69%	262	2009
	10.618787	9.446067	-11.04%	0	2008
	10.447849	10.618787	1.64%	2,623	2007
	10.000000	10.447849	4.48%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.269056	11.281017	9.85%	8,256	2010
	7.347487	10.269056	39.76%	2,368	2009
	12.131768	7.347487	-39.44%	519	2008
	10.748441	12.131768	12.87%	760	2007
	10.000000	10.748441	7.48%	248	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.558038	9.983628	16.66%	1,830	2010
	6.247751	8.558038	36.98%	892	2009
	11.347156	6.247751	-44.94%	992	2008
	10.274872	11.347156	10.44%	1,683	2007
	10.000000	10.274872	2.75%	1,824	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.732300	8.469447	9.53%	1,182	2010
	5.994429	7.732300	28.99%	423	2009
	9.806149	5.994429	-38.87%	3,108	2008
	10.000000	9.806149	-1.94%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.884679	13.273959	11.69%	0	2010
	8.242826	11.884679	44.18%	0	2009
	11.615064	8.242826	-29.03%	0	2008
	11.407487	11.615064	1.82%	0	2007
	10.449767	11.407487	9.16%	0	2006
	10.000000	10.449767	4.50%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.713805	8.784988	13.89%	0	2010
	5.109337	7.713805	50.97%	0	2009
	10.000000	5.109337	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.951186	9.698486	21.98%	0	2010
	6.124558	7.951186	29.82%	0	2009
	10.000000	6.124558	-38.75%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.932740	9.674479	21.96%	0	2010
	6.122656	7.932740	29.56%	0	2009
	10.000000	6.122656	-38.77%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.106439	9.197754	13.46%	0	2010
	6.357162	8.106439	27.52%	0	2009
	10.000000	6.357162	-36.43%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.365872	10.206099	8.97%	3,954	2010
	7.919500	9.365872	18.26%	4,233	2009
	10.000000	7.919500	-20.81%	5,278	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.820316	9.784260	10.93%	0	2010
	7.197326	8.820316	22.55%	0	2009
	10.000000	7.197326	-28.03%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.117462	10.665062	5.41%	0	2010
	9.069797	10.117462	11.55%	0	2009
	10.000000	9.069797	-9.30%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.093523	9.995903	9.92%	0	2010
	7.555141	9.093523	20.36%	13,402	2009
	10.000000	7.555141	-24.45%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.538248	9.549068	11.84%	0	2010
	6.834262	8.538248	24.93%	0	2009
	10.000000	6.834262	-31.66%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.639911	10.374143	7.62%	0	2010
	8.299494	9.639911	16.15%	1,123	2009
	10.000000	8.299494	-17.01%	1,930	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.585430	11.185077	5.66%	0	2010
	9.858821	10.585430	7.37%	0	2009
	10.000000	9.858821	-1.41%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.543220	11.111502	5.39%	1,551	2010
	9.836975	10.543220	7.18%	1,676	2009
	10.000000	9.836975	-1.63%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.311614	12.070481	6.71%	4,867	2010
	9.842789	11.311614	14.92%	5,126	2009
	10.000000	9.842789	-1.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.190199	29.963336	14.41%	0	2010
	16.270363	26.190199	60.97%	1,380	2009
	39.184700	16.270363	-58.48%	1,755	2008
	27.345531	39.184700	43.29%	1,755	2007
	20.323980	27.345531	34.55%	1,755	2006
	15.560137	20.323980	30.62%	1,755	2005
	13.089877	15.560137	18.87%	1,755	2004
	8.053976	13.089877	62.53%	1,755	2003
	10.000000	8.053976	-19.46%	1,100	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.911202	22.775011	14.38%	3,630	2010
	12.369611	19.911202	60.97%	1,039	2009
	29.743382	12.369611	-58.41%	4,877	2008
	20.719891	29.743382	43.55%	11,411	2007
	15.372422	20.719891	34.79%	8,154	2006
	11.755232	15.372422	30.77%	85	2005
	10.000000	11.755232	17.55%	99	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.180208	13.630931	3.42%	24,497	2010
	13.004186	13.180208	1.35%	34,084	2009
	12.231253	13.004186	6.32%	44,161	2008
	11.565315	12.231253	5.76%	34,531	2007
	11.338375	11.565315	2.00%	35,814	2006
	11.124257	11.338375	1.92%	34,644	2005
	10.914718	11.124257	1.92%	36,725	2004
	10.841622	10.914718	0.67%	42,561	2003
	10.000000	10.841622	8.42%	10,135	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.976101	7.780782	11.53%	0	2010
	5.459968	6.976101	27.77%	0	2009
	10.000000	5.459968	-45.40%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.220713	13.826466	13.14%	16,605	2010
	9.733592	12.220713	25.55%	57,288	2009
	15.615125	9.733592	-37.67%	67,528	2008
	14.932208	15.615125	4.57%	73,668	2007
	12.944770	14.932208	15.35%	76,730	2006
	12.151018	12.944770	6.53%	79,887	2005
	10.796657	12.151018	12.54%	81,002	2004
	8.295236	10.796657	30.15%	82,668	2003
	10.000000	8.295236	-17.05%	927	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.539047	12.506867	8.39%	0	2010
	10.000000	11.539047	15.39%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.098401	13.377772	10.57%	0	2010
	10.000000	12.098401	20.98%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.118261	12.665548	4.52%	71,317	2010
	11.255373	12.118261	7.67%	52,334	2009
	12.134464	11.255373	-7.24%	77,520	2008
	11.667317	12.134464	4.00%	120,836	2007
	11.134248	11.667317	4.79%	136,889	2006
	10.919410	11.134248	1.97%	192,845	2005
	10.571403	10.919410	3.29%	186,083	2004
	9.925839	10.571403	6.50%	157,102	2003
	10.000000	9.925839	-0.74%	9,731	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.333177	13.501435	9.47%	214,890	2010
	10.488575	12.333177	17.59%	343,825	2009
	13.836243	10.488575	-24.19%	375,122	2008
	13.268558	13.836243	4.28%	484,116	2007
	12.072267	13.268558	9.91%	572,940	2006
	11.610351	12.072267	3.98%	600,458	2005
	10.739172	11.610351	8.11%	586,190	2004
	9.063234	10.739172	18.49%	477,330	2003
	10.000000	9.063234	-9.37%	67,278	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.422899	13.835155	11.37%	20,473	2010
	10.118403	12.422899	22.78%	55,650	2009
	14.942435	10.118403	-32.28%	83,037	2008
	14.263090	14.942435	4.76%	111,598	2007
	12.615980	14.263090	13.06%	107,936	2006
	11.937446	12.615980	5.68%	112,840	2005
	10.789843	11.937446	10.64%	116,976	2004
	8.631966	10.789843	25.00%	90,790	2003
	10.000000	8.631966	-13.68%	2,959	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.381766	13.261645	7.11%	80,191	2010
	10.950324	12.381766	13.07%	127,412	2009
	13.059249	10.950324	-16.15%	132,499	2008
	12.499775	13.059249	4.48%	245,189	2007
	11.680171	12.499775	7.02%	284,961	2006
	11.325532	11.680171	3.13%	243,900	2005
	10.708098	11.325532	5.77%	256,040	2004
	9.541955	10.708098	12.22%	228,916	2003
	10.000000	9.541955	-4.58%	36,789	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.575086	16.909436	24.56%	0	2010
	10.057278	13.575086	34.98%	0	2009
	16.037914	10.057278	-37.29%	0	2008
	15.108196	16.037914	6.15%	0	2007
	13.929139	15.108196	8.46%	0	2006
	12.588940	13.929139	10.65%	0	2005
	11.020917	12.588940	14.23%	0	2004
	8.292466	11.020917	32.90%	0	2003
	10.000000	8.292466	-17.08%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.747132	15.835823	24.23%	8,275	2010
	9.461492	12.747132	34.73%	17,200	2009
	15.123804	9.461492	-37.44%	19,461	2008
	14.271988	15.123804	5.97%	37,400	2007
	13.175795	14.271988	8.32%	40,775	2006
	11.929478	13.175795	10.45%	40,192	2005
	10.464165	11.929478	14.00%	36,383	2004
	7.894281	10.464165	32.55%	29,106	2003
	10.000000	7.894281	-21.06%	541	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.617045	10.479040	-1.30%	21,223	2010
	10.752371	10.617045	-1.26%	21,346	2009
	10.674766	10.752371	0.73%	28,305	2008
	10.321462	10.674766	3.42%	16,623	2007
	10.003832	10.321462	3.18%	13,552	2006
	9.871845	10.003832	1.34%	17,352	2005
	9.921370	9.871845	-0.50%	15,415	2004
	9.989547	9.921370	-0.68%	16,422	2003
	10.000000	9.989547	-0.10%	20,947	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.155696	9.161036	12.33%	0	2010
	6.071023	8.155696	34.34%	0	2009
	10.000000	6.071023	-39.29%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.642827	11.146639	4.73%	0	2010
	8.304953	10.642827	28.15%	0	2009
	15.679274	8.304953	-47.03%	0	2008
	15.434479	15.679274	1.59%	0	2007
	12.739421	15.434479	21.16%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.485966	10.955235	4.48%	4,818	2010
	8.204451	10.485966	27.81%	3,198	2009
	15.523801	8.204451	-47.15%	3,101	2008
	15.316120	15.523801	1.36%	6,938	2007
	12.676866	15.316120	20.82%	12,783	2006
	11.487724	12.676866	10.35%	9,357	2005
	10.000000	11.487724	14.88%	1,161	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.049864	9.165548	13.86%	0	2010
	6.305181	8.049864	27.67%	0	2009
	10.000000	6.305181	-36.95%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.914167	8.806953	11.28%	8,551	2010
	6.293303	7.914167	25.76%	15,356	2009
	10.000000	6.293303	-37.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.773151	9.702858	24.83%	0	2010
	6.215523	7.773151	25.06%	0	2009
	10.000000	6.215523	-37.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.626530	10.186047	18.08%	0	2010
	6.698993	8.626530	28.77%	0	2009
	10.000000	6.698993	-33.01%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.179912	10.100497	23.48%	2,626	2010
	6.516134	8.179912	25.53%	2,349	2009
	12.348794	6.516134	-47.23%	3,322	2008
	11.426744	12.348794	8.07%	4,737	2007
	11.241258	11.426744	1.65%	4,720	2006
	10.571165	11.241258	6.34%	4,710	2005
	9.464116	10.571165	11.70%	3,355	2004
	7.152435	9.464116	32.32%	3,242	2003
	10.000000	7.152435	-28.48%	1,349	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.404552	15.500741	24.96%	0	2010
	9.957551	12.404552	24.57%	0	2009
	14.869923	9.957551	-33.04%	0	2008
	16.182561	14.869923	-8.11%	0	2007
	13.977834	16.182561	15.77%	0	2006
	13.739206	13.977834	1.74%	0	2005
	11.867254	13.739206	15.77%	0	2004
	7.665268	11.867254	54.82%	0	2003
	10.000000	7.665268	-23.35%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.307293	14.115070	24.83%	7,553	2010
	9.102339	11.307293	24.22%	4,634	2009
	13.622529	9.102339	-33.18%	2,970	2008
	14.878533	13.622529	-8.44%	5,341	2007
	12.873069	14.878533	15.58%	4,827	2006
	12.689202	12.873069	1.45%	11,054	2005
	10.988630	12.689202	15.48%	4,743	2004
	7.116277	10.988630	54.42%	5,882	2003
	10.000000	7.116277	-28.84%	2,273	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.467550	16.658246	23.69%	0	2010
	10.129715	13.467550	32.95%	0	2009
	16.604433	10.129715	-38.99%	0	2008
	16.473117	16.604433	0.80%	0	2007
	14.896229	16.473117	10.59%	0	2006
	13.436807	14.896229	10.86%	0	2005
	11.437956	13.436807	17.48%	0	2004
	8.217975	11.437956	39.18%	0	2003
	10.000000	8.217975	-17.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.569875	16.739245	23.36%	1,834	2010
	10.227355	13.569875	32.68%	1,824	2009
	16.809487	10.227355	-39.16%	4,593	2008
	16.715422	16.809487	0.56%	4,287	2007
	15.154075	16.715422	10.30%	3,310	2006
	13.707353	15.154075	10.55%	3,767	2005
	11.691686	13.707353	17.24%	2,975	2004
	8.424256	11.691686	38.79%	3,090	2003
	10.000000	8.424256	-15.76%	117	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.113693	9.067239	11.75%	298	2010
	6.547293	8.113693	23.92%	445	2009
	11.361234	6.547293	-42.37%	0	2008
	10.669501	11.361234	6.48%	0	2007
	10.000000	10.669501	6.70%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.193460	9.217325	28.13%	5,745	2010
	5.584230	7.193460	28.82%	5,428	2009
	10.000000	5.584230	-44.16%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.420495	10.533921	1.09%	1,781	2010
	9.856957	10.420495	5.72%	0	2009
	10.000000	9.856957	-1.43%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.300416	14.602911	9.79%	0	2010
	10.000000	13.300416	33.00%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.946450	13.902694	7.39%	0	2010
	10.000000	12.946450	29.46%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.924657	13.843186	7.11%	63,001	2010
	10.000000	12.924657	29.25%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.921098	13.562540	4.96%	0	2010
	10.000000	12.921098	29.21%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.943185	14.815805	14.47%	0	2010
	9.387217	12.943185	37.88%	0	2009
	15.903252	9.387217	-40.97%	0	2008
	15.153494	15.903252	4.95%	0	2007
	13.045049	15.153494	16.16%	0	2006
	11.559051	13.045049	12.86%	0	2005
	10.000000	11.559051	15.59%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.764029	14.572100	14.17%	12,561	2010
	9.278310	12.764029	37.57%	11,353	2009
	15.758973	9.278310	-41.12%	12,965	2008
	15.055531	15.758973	4.67%	17,879	2007
	12.992657	15.055531	15.88%	17,516	2006
	11.541948	12.992657	12.57%	19,645	2005
	10.000000	11.541948	15.42%	16,083	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.700709	16.826215	14.46%	0	2010
	10.656183	14.700709	37.95%	0	2009
	18.051326	10.656183	-40.97%	0	2008
	17.203280	18.051326	4.93%	0	2007
	14.809186	17.203280	16.17%	0	2006
	13.125654	14.809186	12.83%	0	2005
	11.159875	13.125654	17.61%	0	2004
	7.905631	11.159875	41.16%	0	2003
	10.000000	7.905631	-20.94%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.423697	16.471859	14.20%	5,768	2010
	10.486689	14.423697	37.54%	5,598	2009
	17.806600	10.486689	-41.11%	6,101	2008
	17.008129	17.806600	4.69%	8,445	2007
	14.682162	17.008129	15.84%	8,506	2006
	13.041356	14.682162	12.58%	8,710	2005
	11.114787	13.041356	17.33%	8,862	2004
	7.882520	11.114787	41.01%	21,667	2003
	10.000000	7.882520	-21.17%	1,044	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.825936	16.794938	13.28%	20,506	2010
	12.685943	14.825936	16.87%	11,528	2009
	15.030204	12.685943	-15.60%	23,142	2008
	13.901355	15.030204	8.12%	39,253	2007
	13.133908	13.901355	5.84%	22,363	2006
	12.984518	13.133908	1.15%	39,379	2005
	12.132285	12.984518	7.02%	33,489	2004
	10.491757	12.132285	15.64%	30,956	2003
	10.000000	10.491757	4.92%	16,170	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.496092	2.825443	13.19%	0	2010
	1.995202	2.496092	25.10%	0	2009
	9.576862	1.995202	-79.17%	0	2008
	10.000000	9.576862	-4.23%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.543153	4.015137	13.32%	0	2010
	2.864575	3.543153	23.69%	0	2009
	13.608539	2.864575	-78.95%	0	2008
	13.802784	13.608539	-1.41%	0	2007
	12.779813	13.802784	8.00%	0	2006
	12.654892	12.779813	0.99%	0	2005
	11.766508	12.654892	7.55%	0	2004
	9.617283	11.766508	22.35%	0	2003
	10.000000	9.617283	-3.83%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.194967	11.654976	14.32%	11,792	2010
	8.070097	10.194967	26.33%	18,203	2009
	13.322470	8.070097	-39.42%	18,508	2008
	12.960820	13.322470	2.79%	25,805	2007
	11.442348	12.960820	13.27%	36,254	2006
	10.963251	11.442348	4.37%	42,574	2005
	10.176921	10.963251	7.73%	46,144	2004
	8.154921	10.176921	24.79%	42,029	2003
	10.000000	8.154921	-18.45%	12,576	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.985273	17.034513	21.80%	0	2010
	10.327953	13.985273	35.41%	0	2009
	16.831461	10.327953	-38.64%	0	2008
	17.263222	16.831461	-2.50%	0	2007
	15.208965	17.263222	13.51%	0	2006
	14.017981	15.208965	8.50%	0	2005
	11.892935	14.017981	17.87%	0	2004
	8.346628	11.892935	42.49%	0	2003
	10.000000	8.346628	-16.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.034927	9.759032	21.46%	572	2010
	5.947249	8.034927	35.10%	0	2009
	9.719494	5.947249	-38.81%	0	2008
	9.987246	9.719494	-2.68%	3,513	2007
	10.000000	9.987246	-0.13%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.870871	11.735153	7.95%	0	2010
	10.000000	10.870871	8.71%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.950340	11.368465	3.82%	9,676	2010
	10.000000	10.950340	9.50%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.539009	13.026596	12.89%	2,398	2010
	9.006084	11.539009	28.12%	2,168	2009
	14.884906	9.006084	-39.50%	15,109	2008
	16.051376	14.884906	-7.27%	18,863	2007
	14.029907	16.051376	14.41%	17,255	2006
	13.507943	14.029907	3.86%	17,921	2005
	12.317191	13.507943	9.67%	18,297	2004
	10.000000	12.317191	23.17%	19,217	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.997804	13.029198	8.60%	0	2010
	9.753246	11.997804	23.01%	0	2009
	17.630966	9.753246	-44.68%	0	2008
	16.485154	17.630966	6.95%	0	2007
	13.076833	16.485154	26.06%	0	2006
	11.808252	13.076833	10.74%	0	2005
	10.296237	11.808252	14.69%	0	2004
	8.116352	10.296237	26.86%	0	2003
	10.000000	8.116352	-18.84%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.666955	14.507525	24.35%	0	2010
	8.986861	11.666955	29.82%	0	2009
	15.015934	8.986861	-40.15%	0	2008
	17.432101	15.015934	-13.86%	0	2007
	15.056986	17.432101	15.77%	0	2006
	14.252522	15.056986	5.64%	0	2005
	11.440970	14.252522	24.57%	0	2004
	7.745909	11.440970	47.70%	0	2003
	10.000000	7.745909	-22.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.921643	14.214047	19.23%	6,337	2010
	7.369673	11.921643	61.77%	7,574	2009
	11.858228	7.369673	-37.85%	4,658	2008
	11.386683	11.858228	4.14%	4,830	2007
	10.941518	11.386683	4.07%	4,818	2006
	10.488156	10.941518	4.32%	4,785	2005
	10.117128	10.488156	3.67%	4,379	2004
	8.206191	10.117128	23.29%	4,362	2003
	10.000000	8.206191	-17.94%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.808042	11.399186	5.47%	419	2010
	10.011286	10.808042	7.96%	0	2009
	11.327507	10.011286	-11.62%	0	2008
	10.908291	11.327507	3.84%	1,989	2007
	10.671566	10.908291	2.22%	1,989	2006
	10.402509	10.671566	2.59%	1,989	2005
	10.127043	10.402509	2.72%	1,989	2004
	10.000000	10.127043	1.27%	1,989	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.813566	18.14%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.086941	16.375138	25.13%	0	2010
	10.000000	13.086941	30.87%	0	2009*

Unassociated Document

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.836180	10.945407	11.28%	18,754	2010
	8.284897	9.836180	18.72%	19,577	2009
	14.161326	8.284897	-41.50%	3,482	2008
	13.690772	14.161326	3.44%	1,809	2007
	11.862819	13.690772	15.41%	1,545	2006
	11.496334	11.862819	3.19%	1,434	2005
	10.477829	11.496334	9.72%	926	2004
	8.035070	10.477829	30.40%	637	2003
	10.000000	8.035070	-19.65%	158	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	16.031379	16.495063	2.89%	230	2010
	12.095103	16.031379	32.54%	153	2009
	26.245102	12.095103	-53.91%	220	2008
	25.199513	26.245102	4.15%	220	2007
	18.904347	25.199513	33.30%	220	2006
	16.445441	18.904347	14.95%	220	2005
	13.348050	16.445441	23.20%	220	2004
	9.399495	13.348050	42.01%	541	2003
	10.000000	9.399495	-6.01%	232	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.639510	10.444370	8.35%	37	2010
	7.126913	9.639510	35.26%	83	2009
	12.005162	7.126913	-40.63%	132	2008
	10.711993	12.005162	12.07%	152	2007
	10.928253	10.711993	-1.98%	153	2006
	9.645655	10.928253	13.30%	153	2005
	9.024540	9.645655	6.88%	132	2004
	7.415239	9.024540	21.70%	334	2003
	10.000000	7.415239	-25.85%	1	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.630287	19.519389	24.88%	2,216	2010
	11.106443	15.630287	40.73%	2,784	2009
	17.522539	11.106443	-36.62%	2,552	2008
	17.496385	17.522539	0.15%	3,763	2007
	15.529686	17.496385	12.66%	3,870	2006
	14.762630	15.529686	5.20%	4,181	2005
	12.567456	14.762630	17.47%	4,269	2004
	9.041866	12.567456	38.99%	2,554	2003
	10.000000	9.041866	-9.58%	2,023	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.067934	13.067152	8.28%	833	2010
	10.000000	12.067934	20.68%	37	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.168297	16.345769	24.13%	1,236	2010
	10.676550	13.168297	23.34%	1,268	2009
	15.665780	10.676550	-31.85%	1,299	2008
	15.986045	15.665780	-2.00%	1,293	2007
	14.163152	15.986045	12.87%	1,277	2006
	13.388008	14.163152	5.79%	1,237	2005
	11.134407	13.388008	20.24%	1,593	2004
	8.191760	11.134407	35.92%	1,106	2003
	10.000000	8.191760	-18.08%	561	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.343005	11.715191	13.27%	0	2010
	7.838577	10.343005	31.95%	0	2009
	12.117395	7.838577	-35.31%	0	2008
	11.396821	12.117395	6.32%	0	2007
	10.579018	11.396821	7.73%	0	2006
	10.349184	10.579018	2.22%	0	2005
	9.877350	10.349184	4.78%	0	2004
	7.946130	9.877350	24.30%	0	2003
	10.000000	7.946130	-20.54%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	11.040495	12.507672	13.29%	2,714	2010
	8.858701	11.040495	24.63%	4,144	2009
	14.286318	8.858701	-37.99%	9,032	2008
	13.759768	14.286318	3.83%	9,002	2007
	12.075999	13.759768	13.94%	7,631	2006
	11.692238	12.075999	3.28%	7,046	2005
	10.712354	11.692238	9.15%	5,424	2004
	8.459411	10.712354	26.63%	2,017	2003
	10.000000	8.459411	-15.41%	462	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.309860	13.909099	12.99%	5,510	2010
	9.899907	12.309860	24.34%	3,066	2009
	16.010968	9.899907	-38.17%	3,093	2008
	15.459606	16.010968	3.57%	3,166	2007
	13.602209	15.459606	13.66%	3,261	2006
	13.202468	13.602209	3.03%	3,709	2005
	12.127629	13.202468	8.86%	1,626	2004
	10.000000	12.127629	21.28%	2,055	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.104953	11.265311	11.48%	2,819	2010
	9.043538	10.104953	11.74%	530	2009
	13.034384	9.043538	-30.62%	606	2008
	12.051748	13.034384	8.15%	604	2007
	10.551046	12.051748	14.22%	622	2006
	10.516739	10.551046	0.33%	615	2005
	9.953008	10.516739	5.66%	593	2004
	8.144447	9.953008	22.21%	371	2003
	10.000000	8.144447	-18.56%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.921725	17.965960	12.84%	1,537	2010
	10.584904	15.921725	50.42%	1,699	2009
	14.518440	10.584904	-27.09%	1,316	2008
	14.263841	14.518440	1.78%	1,571	2007
	13.076632	14.263841	9.08%	1,536	2006
	12.960704	13.076632	0.89%	1,426	2005
	11.926298	12.960704	8.67%	1,382	2004
	9.926218	11.926298	20.15%	1,336	2003
	10.000000	9.926218	-0.74%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.951750	13.863540	7.04%	3,824	2010
	10.901268	12.951750	18.81%	3,922	2009
	11.919090	10.901268	-8.54%	2,448	2008
	11.465800	11.919090	3.95%	2,471	2007
	11.158715	11.465800	2.75%	2,587	2006
	11.166125	11.158715	-0.07%	2,528	2005
	10.923501	11.166125	2.22%	2,462	2004
	10.581411	10.923501	3.23%	1,887	2003
	10.000000	10.581411	5.81%	588	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.849379	13.725768	6.82%	6,379	2010
	10.840249	12.849379	18.53%	4,641	2009
	11.886359	10.840249	-8.80%	7,151	2008
	11.460802	11.886359	3.71%	7,134	2007
	11.179026	11.460802	2.52%	7,606	2006
	11.220847	11.179026	-0.37%	7,588	2005
	11.008918	11.220847	1.93%	7,672	2004
	10.685195	11.008918	3.03%	6,729	2003
	10.000000	10.685195	6.85%	1,749	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.443000	10.822525	14.61%	0	2010
	7.208594	9.443000	31.00%	0	2009
	11.396037	7.208594	-36.74%	0	2008
	9.718505	11.396037	17.26%	0	2007
	9.219684	9.718505	5.41%	0	2006
	9.004148	9.219684	2.39%	0	2005
	8.622664	9.004148	4.42%	0	2004
	7.097620	8.622664	21.49%	0	2003
	8.518628	7.097620	-16.68%	0	2002
	9.336943	8.518628	-8.76%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.644484	9.894354	14.46%	0	2010
	6.617910	8.644484	30.62%	0	2009
	10.472680	6.617910	-36.81%	0	2008
	8.951583	10.472680	16.99%	0	2007
	8.502037	8.951583	5.29%	0	2006
	8.321388	8.502037	2.17%	323	2005
	7.985620	8.321388	4.20%	478	2004
	6.579734	7.985620	21.37%	478	2003
	7.923906	6.579734	-16.96%	478	2002
	8.693759	7.923906	-8.86%	478	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.337397	12.766047	12.60%	0	2010
	8.913040	11.337397	27.20%	0	2009
	12.693427	8.913040	-29.78%	0	2008
	11.154874	12.693427	13.79%	0	2007
	10.544204	11.154874	5.79%	0	2006
	10.284145	10.544204	2.53%	0	2005
	9.894625	10.284145	3.94%	0	2004
	8.506718	9.894625	16.32%	0	2003
	9.460683	8.506718	-10.08%	0	2002
	10.016038	9.460683	-5.54%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.560103	11.872251	12.43%	0	2010
	8.313535	10.560103	27.02%	0	2009
	11.853973	8.313535	-29.87%	0	2008
	10.433788	11.853973	13.61%	0	2007
	9.871744	10.433788	5.69%	0	2006
	9.641923	9.871744	2.38%	0	2005
	9.292716	9.641923	3.76%	0	2004
	8.005752	9.292716	16.08%	0	2003
	8.920800	8.005752	-10.26%	0	2002
	9.458184	8.920800	-5.68%	2,211	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.604528	12.343331	16.40%	0	2010
	7.769465	10.604528	36.49%	0	2009
	11.937303	7.769465	-34.91%	0	2008
	11.112657	11.937303	7.42%	0	2007
	10.089898	11.112657	10.14%	0	2006
	9.684330	10.089898	4.19%	0	2005
	9.311935	9.684330	4.00%	0	2004
	8.031583	9.311935	15.94%	0	2003
	8.922649	8.031583	-9.99%	0	2002
	9.204144	8.922649	-3.06%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.900185	12.662481	16.17%	3,621	2010
	7.988083	10.900185	36.46%	3,927	2009
	12.296617	7.988083	-35.04%	4,126	2008
	11.466016	12.296617	7.24%	3,881	2007
	10.423869	11.466016	10.00%	4,184	2006
	10.012756	10.423869	4.11%	9,286	2005
	9.652988	10.012756	3.73%	10,148	2004
	8.333960	9.652988	15.83%	10,504	2003
	9.276764	8.333960	-10.16%	12,357	2002
	9.583762	9.276764	-3.20%	7,675	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.637396	8.895408	16.47%	0	2010
	5.696134	7.637396	34.08%	0	2009
	9.818049	5.696134	-41.98%	0	2008
	9.308479	9.818049	5.47%	0	2007
	8.277215	9.308479	12.46%	0	2006
	6.935120	8.277215	19.35%	0	2005
	6.941526	6.935120	-0.09%	0	2004
	5.621167	6.941526	23.49%	0	2003
	6.141897	5.621167	-8.48%	0	2002
	8.721374	6.141897	-29.58%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.522360	8.755582	16.39%	676	2010
	5.615577	7.522360	33.96%	110	2009
	9.705560	5.615577	-42.14%	294	2008
	9.218703	9.705560	5.28%	287	2007
	8.210272	9.218703	12.28%	293	2006
	6.896354	8.210272	19.05%	261	2005
	6.902238	6.896354	-0.09%	697	2004
	5.601275	6.902238	23.23%	715	2003
	6.141898	5.601275	-8.80%	727	2002
	8.721370	6.141898	-29.58%	98	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.672626	10.981848	13.54%	10,050	2010
	7.540500	9.672626	28.28%	10,137	2009
	13.341223	7.540500	-43.48%	10,207	2008
	13.335752	13.341223	0.04%	10,038	2007
	11.257268	13.335752	18.46%	9,483	2006
	10.789637	11.257268	4.33%	8,157	2005
	9.819563	10.789637	9.88%	5,189	2004
	7.643847	9.819563	28.46%	2,441	2003
	9.335364	7.643847	-18.12%	1,242	2002
	9.971310	9.335364	-6.38%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.378541	11.765833	13.37%	24,629	2010
	8.099981	10.378541	28.13%	23,567	2009
	14.358071	8.099981	-43.59%	14,665	2008
	14.372743	14.358071	-0.10%	18,070	2007
	12.147906	14.372743	18.31%	16,002	2006
	11.663942	12.147906	4.15%	16,078	2005
	10.629486	11.663942	9.73%	15,993	2004
	8.286504	10.629486	28.27%	12,098	2003
	10.139075	8.286504	-18.27%	12,379	2002
	10.845425	10.139075	-6.51%	7,580	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.445104	9.552728	13.12%	0	2010
	6.732175	8.445104	25.44%	0	2009
	11.720869	6.732175	-42.56%	0	2008
	10.608964	11.720869	10.48%	0	2007
	9.515670	10.608964	11.49%	0	2006
	8.970260	9.515670	6.08%	0	2005
	8.598302	8.970260	4.33%	0	2004
	7.051740	8.598302	21.93%	0	2003
	8.580686	7.051740	-17.82%	0	2002
	9.543409	8.580686	-10.09%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.551569	9.663454	13.00%	5,088	2010
	6.824828	8.551569	25.30%	4,840	2009
	11.907350	6.824828	-42.68%	4,854	2008
	10.791531	11.907350	10.34%	7,555	2007
	9.692728	10.791531	11.34%	8,060	2006
	9.148031	9.692728	5.95%	6,731	2005
	8.787827	9.148031	4.10%	6,602	2004
	7.216199	8.787827	21.78%	6,287	2003
	8.796886	7.216199	-17.97%	6,563	2002
	9.800774	8.796886	-10.24%	5,496	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.304891	8.939955	22.38%	585	2010
	5.778363	7.304891	26.42%	585	2009
	11.101107	5.778363	-47.95%	585	2008
	8.870321	11.101107	25.15%	585	2007
	8.424261	8.870321	5.29%	584	2006
	8.080785	8.424261	4.25%	584	2005
	7.932488	8.080785	1.87%	584	2004
	6.055751	7.932488	30.99%	584	2003
	8.794661	6.055751	-31.14%	584	2002
	10.836830	8.794661	-18.84%	584	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.621461	6.868917	22.19%	18,522	2010
	4.453073	5.621461	26.24%	18,952	2009
	8.567083	4.453073	-48.02%	22,527	2008
	6.856904	8.567083	24.94%	24,730	2007
	6.521840	6.856904	5.14%	20,677	2006
	6.266039	6.521840	4.08%	26,290	2005
	6.159459	6.266039	1.73%	27,120	2004
	4.710748	6.159459	30.75%	26,081	2003
	6.850854	4.710748	-31.24%	20,879	2002
	8.456041	6.850854	-18.98%	15,553	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.548141	10.514812	23.01%	0	2010
	6.201400	8.548141	37.84%	0	2009
	12.296101	6.201400	-49.57%	0	2008
	10.607618	12.296101	15.92%	0	2007
	9.917082	10.607618	6.96%	0	2006
	9.309614	9.917082	6.53%	0	2005
	8.561402	9.309614	8.74%	0	2004
	6.651259	8.561402	28.72%	0	2003
	9.152878	6.651259	-27.33%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.359118	10.281717	23.00%	2,444	2010
	6.081712	8.359118	37.45%	2,739	2009
	12.065607	6.081712	-49.59%	3,186	2008
	10.426024	12.065607	15.73%	1,627	2007
	9.759165	10.426024	6.83%	1,698	2006
	9.181596	9.759165	6.29%	1,547	2005
	8.464083	9.181596	8.48%	1,443	2004
	6.585493	8.464083	28.53%	931	2003
	9.097328	6.585493	-27.61%	554	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.476806	11.760456	12.25%	0	2010
	7.386639	10.476806	41.83%	0	2009
	9.992160	7.386639	-26.08%	0	2008
	9.867513	9.992160	1.26%	0	2007
	8.996549	9.867513	9.68%	0	2006
	8.894890	8.996549	1.14%	0	2005
	8.236757	8.894890	7.99%	0	2004
	6.575866	8.236757	25.26%	0	2003
	6.433089	6.575866	2.22%	0	2002
	7.402223	6.433089	-13.09%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.203726	12.563698	12.14%	1,567	2010
	7.916272	11.203726	41.53%	1,804	2009
	10.719694	7.916272	-26.15%	2,711	2008
	10.597767	10.719694	1.15%	6,855	2007
	9.675677	10.597767	9.53%	7,496	2006
	9.586071	9.675677	0.93%	11,632	2005
	8.883631	9.586071	7.91%	12,611	2004
	7.104400	8.883631	25.04%	12,380	2003
	6.971623	7.104400	1.90%	4,916	2002
	8.025085	6.971623	-13.13%	1,930	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.244852	11.500408	12.26%	116	2010
	7.237057	10.244852	41.56%	394	2009
	9.805449	7.237057	-26.19%	398	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.244852	11.500408	12.26%	116	2010
	7.237057	10.244852	41.56%	394	2009
	9.805449	7.237057	-26.19%	398	2008
	10.000000	9.805449	-1.95%	372	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.483944	9.626846	13.47%	5,598	2010
	6.792735	8.483944	24.90%	7,332	2009
	10.929611	6.792735	-37.85%	7,298	2008
	10.508407	10.929611	4.01%	8,962	2007
	9.204085	10.508407	14.17%	9,337	2006
	8.900340	9.204085	3.41%	13,029	2005
	8.156327	8.900340	9.12%	13,317	2004
	6.438691	8.156327	26.68%	13,364	2003
	8.394605	6.438691	-23.30%	13,463	2002
	9.681826	8.394605	-13.30%	11,142	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.585586	16.575224	6.35%	405	2010
	13.652275	15.585586	14.16%	483	2009
	14.303908	13.652275	-4.56%	931	2008
	13.896597	14.303908	2.93%	334	2007
	13.499165	13.896597	2.94%	779	2006
	13.389914	13.499165	0.82%	5,971	2005
	12.994199	13.389914	3.05%	6,652	2004
	12.520432	12.994199	3.78%	7,928	2003
	11.502068	12.520432	8.85%	7,997	2002
	10.750405	11.502068	6.99%	5,056	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	30.783205	39.084520	26.97%	0	2010
	22.286444	30.783205	38.13%	0	2009
	37.347282	22.286444	-40.33%	0	2008
	32.783896	37.347282	13.92%	0	2007
	29.515247	32.783896	11.07%	0	2006
	25.310346	29.515247	16.61%	0	2005
	20.562700	25.310346	23.09%	0	2004
	15.046994	20.562700	36.66%	0	2003
	16.928228	15.046994	-11.11%	0	2002
	17.758535	16.928228	-4.68%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	19.057700	24.172253	26.84%	9,886	2010
	13.823390	19.057700	37.87%	7,948	2009
	23.202677	13.823390	-40.42%	11,519	2008
	20.393841	23.202677	13.77%	15,173	2007
	18.391102	20.393841	10.89%	17,391	2006
	15.796161	18.391102	16.43%	17,439	2005
	12.845097	15.796161	22.97%	14,505	2004
	9.418141	12.845097	36.39%	9,321	2003
	10.610836	9.418141	-11.24%	6,971	2002
	11.148798	10.610836	-4.83%	5,228	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.157778	12.022792	-1.11%	2	2010
	12.235946	12.157778	-0.64%	2	2009
	12.038806	12.235946	1.64%	2	2008
	11.603374	12.038806	3.75%	0	2007
	11.213309	11.603374	3.48%	0	2006
	11.030627	11.213309	1.66%	0	2005
	11.048266	11.030627	-0.16%	0	2004
	11.088712	11.048266	-0.36%	0	2003
	11.053262	11.088712	0.32%	0	2002
	10.758964	11.053262	2.74%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.990196	12.250577	11.47%	0	2010
	8.811111	10.990196	24.73%	0	2009
	15.911522	8.811111	-44.62%	0	2008
	13.762373	15.911522	15.62%	0	2007
	11.827498	13.762373	16.36%	0	2006
	10.077059	11.827498	17.37%	0	2005
	9.000904	10.077059	11.96%	0	2004
	6.371254	9.000904	41.27%	0	2003
	8.107973	6.371254	-21.42%	0	2002
	10.440659	8.107973	-22.34%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.726686	9.713421	11.31%	214	2010
	7.008467	8.726686	24.52%	447	2009
	12.677626	7.008467	-44.72%	887	2008
	10.979671	12.677626	15.46%	978	2007
	9.449995	10.979671	16.19%	1,064	2006
	8.064238	9.449995	17.18%	1,064	2005
	7.214099	8.064238	11.78%	1,475	2004
	5.112463	7.214099	41.11%	2,405	2003
	6.515292	5.112463	-21.53%	1,041	2002
	8.378040	6.515292	-22.23%	832	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.941094	13.290874	11.30%	4,424	2010
	9.591527	11.941094	24.50%	1,870	2009
	17.345687	9.591527	-44.70%	1,975	2008
	15.021620	17.345687	15.47%	2,600	2007
	12.924386	15.021620	16.23%	1,185	2006
	11.032954	12.924386	17.14%	876	2005
	10.000000	11.032954	10.33%	717	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.052954	13.437271	11.49%	111	2010
	9.659147	12.052954	24.78%	111	2009
	17.446970	9.659147	-44.64%	111	2008
	15.088053	17.446970	15.63%	111	2007
	12.966487	15.088053	16.36%	111	2006
	11.051851	12.966487	17.32%	111	2005
	10.000000	11.051851	10.52%	111	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.952350	11.559074	16.14%	0	2010
	7.087423	9.952350	40.42%	0	2009
	13.436831	7.087423	-47.25%	0	2008
	13.355506	13.436831	0.61%	0	2007
	11.817555	13.355506	13.01%	0	2006
	11.291944	11.817555	4.65%	0	2005
	10.305412	11.291944	9.57%	0	2004
	7.791370	10.305412	32.27%	0	2003
	9.376602	7.791370	-16.91%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.824581	11.389689	15.93%	658	2010
	7.008219	9.824581	40.19%	658	2009
	13.304522	7.008219	-47.32%	658	2008
	13.241225	13.304522	0.48%	781	2007
	11.731605	13.241225	12.87%	904	2006
	11.235866	11.731605	4.41%	871	2005
	10.267558	11.235866	9.43%	818	2004
	7.781795	10.267558	31.94%	760	2003
	9.376614	7.781795	-17.01%	691	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.520768	15.619513	24.75%	0	2010
	8.063770	12.520768	55.27%	0	2009
	16.742451	8.063770	-51.84%	0	2008
	16.072797	16.742451	4.17%	0	2007
	14.021099	16.072797	14.63%	0	2006
	13.858401	14.021099	1.17%	0	2005
	12.324177	13.858401	12.45%	0	2004
	7.917213	12.324177	55.66%	0	2003
	10.000000	7.917213	-20.83%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.699181	14.581129	24.63%	1,075	2010
	7.546348	11.699181	55.03%	1,142	2009
	15.703587	7.546348	-51.95%	964	2008
	15.098137	15.703587	4.01%	1,910	2007
	13.192317	15.098137	14.45%	2,158	2006
	13.055515	13.192317	1.05%	2,116	2005
	11.625298	13.055515	12.30%	2,150	2004
	7.488515	11.625298	55.24%	416	2003
	10.000000	7.488515	-25.11%	2	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.505572	13.727123	19.31%	3,198	2010
	9.911376	11.505572	16.08%	3,900	2009
	13.752515	9.911376	-27.93%	4,428	2008
	14.286647	13.752515	-3.74%	4,403	2007
	12.332282	14.286647	15.85%	4,486	2006
	12.056574	12.332282	2.29%	4,404	2005
	10.985656	12.056574	9.75%	2,883	2004
	8.917289	10.985656	23.20%	1,668	2003
	10.000000	8.917289	-10.83%	937	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.475367	9.218340	8.77%	0	2010
	6.595954	8.475367	28.49%	0	2009
	10.000000	6.595954	-34.04%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.197382	15.220884	7.21%	411	2010
	10.478730	14.197382	35.49%	482	2009
	17.773508	10.478730	-41.04%	485	2008
	15.561135	17.773508	14.22%	490	2007
	12.961200	15.561135	20.06%	494	2006
	11.892201	12.961200	8.99%	497	2005
	10.140996	11.892201	17.27%	858	2004
	7.755176	10.140996	30.76%	862	2003
	10.000000	7.755176	-22.45%	242	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.509603	9.671267	13.65%	447	2010
	7.145621	8.509603	19.09%	478	2009
	12.625212	7.145621	-43.40%	550	2008
	11.454928	12.625212	10.22%	493	2007
	10.948022	11.454928	4.63%	398	2006
	10.220648	10.948022	7.12%	420	2005
	9.743485	10.220648	4.90%	432	2004
	7.645519	9.743485	27.44%	120	2003
	10.000000	7.645519	-23.54%	1	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.792211	13.817641	17.18%	0	2010
	8.396062	11.792211	40.45%	0	2009
	16.066846	8.396062	-47.74%	0	2008
	14.694383	16.066846	9.34%	0	2007
	12.783129	14.694383	14.95%	0	2006
	11.821995	12.783129	8.13%	0	2005
	10.375563	11.821995	13.94%	0	2004
	7.770099	10.375563	33.53%	0	2003
	10.000000	7.770099	-22.30%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.881555	12.717682	16.87%	92	2010
	7.768472	10.881555	40.07%	0	2009
	14.894563	7.768472	-47.84%	0	2008
	13.658739	14.894563	9.05%	1,463	2007
	11.909141	13.658739	14.69%	1,463	2006
	11.047926	11.909141	7.80%	0	2005
	10.000000	11.047926	10.48%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.062033	10.874777	8.08%	470	2010
	7.950038	10.062033	26.57%	470	2009
	11.536203	7.950038	-31.09%	470	2008
	10.816958	11.536203	6.65%	470	2007
	10.000000	10.816958	8.17%	470	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.973707	10.749151	7.77%	34	2010
	7.899671	9.973707	26.25%	140	2009
	11.492649	7.899671	-31.26%	252	2008
	10.799882	11.492649	6.41%	298	2007
	10.000000	10.799882	8.00%	298	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.999569	18.884645	11.09%	283	2010
	12.772895	16.999569	33.09%	303	2009
	21.778275	12.772895	-41.35%	334	2008
	19.290884	21.778275	12.89%	334	2007
	15.290863	19.290884	26.16%	352	2006
	13.168351	15.290863	16.12%	384	2005
	10.790641	13.168351	22.03%	403	2004
	8.505730	10.790641	26.86%	1,447	2003
	10.000000	8.505730	-14.94%	840	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.799263	15.534258	12.57%	595	2010
	10.742527	13.799263	28.45%	625	2009
	15.234533	10.742527	-29.49%	657	2008
	14.097908	15.234533	8.06%	655	2007
	12.846118	14.097908	9.74%	649	2006
	12.099859	12.846118	6.17%	638	2005
	10.776347	12.099859	12.28%	628	2004
	8.580130	10.776347	25.60%	617	2003
	10.000000	8.580130	-14.20%	7	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.349549	11.028020	17.95%	1,112	2010
	5.721631	9.349549	63.41%	1,646	2009
	11.398342	5.721631	-49.80%	975	2008
	9.906382	11.398342	15.06%	922	2007
	9.784761	9.906382	1.24%	4,176	2006
	9.214461	9.784761	6.19%	3,995	2005
	8.747711	9.214461	5.34%	890	2004
	6.980196	8.747711	25.32%	411	2003
	10.000000	6.980196	-30.20%	327	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.917691	12.460889	14.13%	4,133	2010
	8.618740	10.917691	26.67%	3,314	2009
	13.609161	8.618740	-36.67%	2,501	2008
	14.125302	13.609161	-3.65%	2,602	2007
	12.338387	14.125302	14.48%	2,651	2006
	12.013045	12.338387	2.71%	3,413	2005
	10.370139	12.013045	15.84%	2,606	2004
	8.038554	10.370139	29.01%	2,883	2003
	10.000000	8.038554	-19.61%	1,186	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.857519	12.712334	7.21%	1,451	2010
	10.000000	11.857519	18.58%	48	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.895718	10.948469	10.64%	2,086	2010
	7.211674	9.895718	37.22%	2,777	2009
	11.600313	7.211674	-37.83%	2,381	2008
	10.592155	11.600313	9.52%	1,383	2007
	10.005833	10.592155	5.86%	1,773	2006
	9.731070	10.005833	2.82%	1,846	2005
	9.050991	9.731070	7.51%	1,772	2004
	7.483218	9.050991	20.95%	1,488	2003
	10.000000	7.483218	-25.17%	710	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.098528	9.047898	27.46%	6,265	2010
	5.094257	7.098528	39.34%	5,937	2009
	10.668358	5.094257	-52.25%	6,058	2008
	9.876006	10.668358	8.02%	4,890	2007
	9.786020	9.876006	0.92%	4,670	2006
	9.643989	9.786020	1.47%	4,039	2005
	8.546993	9.643989	12.83%	3,635	2004
	6.342111	8.546993	34.77%	3,064	2003
	10.000000	6.342111	-36.58%	1,486	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.106934	14.895124	34.11%	408	2010
	6.910626	11.106934	60.72%	492	2009
	11.582890	6.910626	-40.34%	986	2008
	11.483799	11.582890	0.86%	1,444	2007
	10.307721	11.483799	11.41%	1,445	2006
	9.947877	10.307721	3.62%	1,839	2005
	9.494463	9.947877	4.78%	2,513	2004
	7.212924	9.494463	31.63%	2,592	2003
	10.000000	7.212924	-27.87%	480	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.658525	13.888398	9.72%	629	2010
	10.479072	12.658525	20.80%	1,302	2009
	15.794052	10.479072	-33.65%	1,191	2008
	14.881329	15.794052	6.13%	1,780	2007
	12.517570	14.881329	18.88%	2,379	2006
	11.917674	12.517570	5.03%	2,397	2005
	10.520966	11.917674	13.28%	2,343	2004
	8.551956	10.520966	23.02%	2,037	2003
	10.000000	8.551956	-14.48%	478	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.746091	7.46%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.425870	12.461111	9.06%	16,333	2010
	9.219903	11.425870	23.93%	17,328	2009
	13.177661	9.219903	-31.31%	26,527	2008
	12.497808	13.177661	5.44%	30,578	2007
	11.472890	12.497808	8.93%	30,125	2006
	11.182581	11.472890	2.60%	33,171	2005
	10.700202	11.182581	4.51%	32,444	2004
	9.247814	10.700202	15.71%	17,305	2003
	10.000000	9.247814	-7.52%	8,265	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.968053	13.293024	21.20%	0	2010
	8.459602	10.968053	29.65%	5	2009
	14.161115	8.459602	-40.26%	46	2008
	13.340303	14.161115	6.15%	36	2007
	11.892729	13.340303	12.17%	25	2006
	11.281422	11.892729	5.42%	46	2005
	10.000000	11.281422	12.81%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.438227	13.884154	11.62%	0	2010
	10.000000	12.438227	24.38%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.238844	10.209472	10.51%	15,762	2010
	7.588470	9.238844	21.75%	9,994	2009
	10.954073	7.588470	-30.72%	3,667	2008
	10.462278	10.954073	4.70%	1,380	2007
	10.000000	10.462278	4.62%	667	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.436622	10.912484	4.56%	1,457	2010
	9.433308	10.436622	10.64%	455	2009
	10.609831	9.433308	-11.09%	416	2008
	10.444352	10.609831	1.58%	419	2007
	10.000000	10.444352	4.44%	45	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.249994	11.254382	9.80%	799	2010
	7.337562	10.249994	39.69%	1,093	2009
	12.121527	7.337562	-39.47%	1,011	2008
	10.744833	12.121527	12.81%	319	2007
	10.000000	10.744833	7.45%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.542120	9.960000	16.60%	4,627	2010
	6.239296	8.542120	36.91%	5,658	2009
	11.337557	6.239296	-44.97%	3,408	2008
	10.271422	11.337557	10.38%	567	2007
	10.000000	10.271422	2.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.721847	8.453715	9.48%	294	2010
	5.989361	7.721847	28.93%	294	2009
	9.802828	5.989361	-38.90%	294	2008
	10.000000	9.802828	-1.97%	294	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.856601	13.235892	11.63%	299	2010
	8.227523	11.856601	44.11%	299	2009
	11.599384	8.227523	-29.07%	299	2008
	11.397886	11.599384	1.77%	299	2007
	10.446260	11.397886	9.11%	286	2006
	10.000000	10.446260	4.46%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.707297	8.773136	13.83%	656	2010
	5.107601	7.707297	50.90%	14	2009
	10.000000	5.107601	-48.92%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.944449	9.685356	21.91%	0	2010
	6.122477	7.944449	29.76%	0	2009
	10.000000	6.122477	-38.78%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.926029	9.661405	21.89%	0	2010
	6.120582	7.926029	29.50%	0	2009
	10.000000	6.120582	-38.79%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.099592	9.185337	13.40%	28	2010
	6.355008	8.099592	27.45%	28	2009
	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.357952	10.192308	8.92%	0	2010
	7.916818	9.357952	18.20%	3,113	2009
	10.000000	7.916818	-20.83%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.812871	9.771043	10.87%	13	2010
	7.194892	8.812871	22.49%	13	2009
	10.000000	7.194892	-28.05%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.108923	10.650655	5.36%	0	2010
	9.066730	10.108923	11.49%	0	2009
	10.000000	9.066730	-9.33%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.085842	9.982416	9.87%	0	2010
	7.552592	9.085842	20.30%	0	2009
	10.000000	7.552592	-24.47%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.531026	9.536164	11.78%	0	2010
	6.831944	8.531026	24.87%	0	2009
	10.000000	6.831944	-31.68%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.631751	10.360114	7.56%	996	2010
	8.296674	9.631751	16.09%	589	2009
	10.000000	8.296674	-17.03%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.576480	11.169967	5.61%	686	2010
	9.855478	10.576480	7.32%	686	2009
	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.534320	11.096503	5.34%	0	2010
	9.833651	10.534320	7.13%	0	2009
	10.000000	9.833651	-1.66%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.302080	12.054199	6.65%	0	2010
	9.839470	11.302080	14.86%	0	2009
	10.000000	9.839470	-1.61%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	26.085887	29.828907	14.35%	0	2010
	16.213763	26.085887	60.89%	0	2009
	39.068274	16.213763	-58.50%	4	2008
	27.278172	39.068274	43.22%	4	2007
	20.284160	27.278172	34.48%	4	2006
	15.537481	20.284160	30.55%	15	2005
	13.077434	15.537481	18.81%	15	2004
	8.050390	13.077434	62.44%	0	2003
	10.000000	8.050390	-19.50%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.854163	22.698293	14.33%	11,883	2010
	12.340426	19.854163	60.89%	10,323	2009
	29.688313	12.340426	-58.43%	2,940	2008
	20.692063	29.688313	43.48%	2,887	2007
	15.359531	20.692063	34.72%	479	2006
	11.751298	15.359531	30.70%	105	2005
	10.000000	11.751298	17.51%	50	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.127673	13.569730	3.37%	16,584	2010
	12.958921	13.127673	1.30%	13,678	2009
	12.194852	12.958921	6.27%	10,474	2008
	11.536780	12.194852	5.70%	7,917	2007
	11.316125	11.536780	1.95%	7,831	2006
	11.108046	11.316125	1.87%	7,399	2005
	10.904343	11.108046	1.87%	6,220	2004
	10.836803	10.904343	0.62%	5,858	2003
	10.000000	10.836803	8.37%	2,134	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.970197	7.770266	11.48%	0	2010
	5.458108	6.970197	27.70%	0	2009
	10.000000	5.458108	-45.42%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.172017	13.764400	13.08%	5,188	2010
	9.699719	12.172017	25.49%	5,414	2009
	15.568689	9.699719	-37.70%	5,231	2008
	14.895398	15.568689	4.52%	18,320	2007
	12.919389	14.895398	15.29%	8,265	2006
	12.133326	12.919389	6.48%	6,505	2005
	10.786400	12.133326	12.49%	6,368	2004
	8.291554	10.786400	30.09%	3,304	2003
	10.000000	8.291554	-17.08%	369	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.535143	12.496296	8.33%	0	2010
	10.000000	11.535143	15.35%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.094311	13.366494	10.52%	0	2010
	10.000000	12.094311	20.94%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.069963	12.608682	4.46%	11,720	2010
	11.216196	12.069963	7.61%	12,242	2009
	12.098365	11.216196	-7.29%	16,294	2008
	11.638545	12.098365	3.95%	34,834	2007
	11.112404	11.638545	4.73%	36,302	2006
	10.903500	11.112404	1.92%	35,665	2005
	10.561348	10.903500	3.24%	35,886	2004
	9.921424	10.561348	6.45%	35,387	2003
	10.000000	9.921424	-0.79%	1,361	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.284036	13.440816	9.42%	45,485	2010
	10.452089	12.284036	17.53%	31,790	2009
	13.795103	10.452089	-24.23%	32,268	2008
	13.235836	13.795103	4.23%	35,935	2007
	12.048588	13.235836	9.85%	36,006	2006
	11.593435	12.048588	3.93%	36,087	2005
	10.728960	11.593435	8.06%	39,897	2004
	9.059205	10.728960	18.43%	48,382	2003
	10.000000	9.059205	-9.41%	14,068	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.373469	13.773146	11.31%	26,312	2010
	10.083237	12.373469	22.71%	23,142	2009
	14.898050	10.083237	-32.32%	26,782	2008
	14.227958	14.898050	4.71%	28,380	2007
	12.591264	14.227958	13.00%	47,315	2006
	11.920075	12.591264	5.63%	44,757	2005
	10.779607	11.920075	10.58%	41,846	2004
	8.628136	10.779607	24.94%	33,900	2003
	10.000000	8.628136	-13.72%	2,081	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.332434	13.202114	7.05%	7,822	2010
	10.912225	12.332434	13.01%	8,251	2009
	13.020414	10.912225	-16.19%	19,765	2008
	12.468952	13.020414	4.42%	21,324	2007
	11.657253	12.468952	6.96%	22,002	2006
	11.309015	11.657253	3.08%	22,047	2005
	10.697917	11.309015	5.71%	27,765	2004
	9.537718	10.697917	12.16%	28,234	2003
	10.000000	9.537718	-4.62%	12,545	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.523070	16.836134	24.50%	1,305	2010
	10.023819	13.523070	34.91%	1,315	2009
	15.992674	10.023819	-37.32%	1,312	2008
	15.073248	15.992674	6.10%	1,244	2007
	13.903953	15.073248	8.41%	1,200	2006
	12.572519	13.903953	10.59%	1,158	2005
	11.012115	12.572519	14.17%	986	2004
	8.290043	11.012115	32.84%	448	2003
	10.000000	8.290043	-17.10%	343	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.697670	15.766395	24.17%	3,208	2010
	9.429556	12.697670	34.66%	4,131	2009
	15.080427	9.429556	-37.47%	4,575	2008
	14.238308	15.080427	5.91%	4,751	2007
	13.151356	14.238308	8.26%	4,940	2006
	11.913365	13.151356	10.39%	7,704	2005
	10.455326	11.913365	13.95%	7,672	2004
	7.891605	10.455326	32.49%	7,607	2003
	10.000000	7.891605	-21.08%	1,355	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.574548	10.431809	-1.35%	30,056	2010
	10.714761	10.574548	-1.31%	30,703	2009
	10.642819	10.714761	0.68%	36,300	2008
	10.295817	10.642819	3.37%	9,445	2007
	9.984020	10.295817	3.12%	8,454	2006
	9.857276	9.984020	1.29%	7,081	2005
	9.911746	9.857276	-0.55%	5,585	2004
	9.984915	9.911746	-0.73%	9,012	2003
	10.000000	9.984915	-0.15%	3,400	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.148819	9.148676	12.27%	0	2010
	6.068969	8.148819	34.27%	0	2009
	10.000000	6.068969	-39.31%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.612320	11.109059	4.68%	0	2010
	8.285353	10.612320	28.09%	0	2009
	15.650207	8.285353	-47.06%	0	2008
	15.413719	15.650207	1.53%	0	2007
	12.728713	15.413719	21.09%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.455896	10.918301	4.42%	2,398	2010
	8.185065	10.455896	27.74%	2,030	2009
	15.495012	8.185065	-47.18%	2,485	2008
	15.295515	15.495012	1.30%	3,684	2007
	12.666214	15.295515	20.76%	2,011	2006
	11.483870	12.666214	10.30%	1,322	2005
	10.000000	11.483870	14.84%	1,197	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.043060	9.153164	13.80%	14	2010
	6.303040	8.043060	27.61%	14	2009
	10.000000	6.303040	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.907475	8.795065	11.22%	4,031	2010
	6.291166	7.907475	25.69%	1,822	2009
	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.766574	9.689752	24.76%	0	2010
	6.213418	7.766574	25.00%	0	2009
	10.000000	6.213418	-37.87%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.619231	10.172277	18.02%	0	2010
	6.696728	8.619231	28.71%	0	2009
	10.000000	6.696728	-33.03%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.147316	10.055156	23.42%	480	2010
	6.493469	8.147316	25.47%	145	2009
	12.312105	6.493469	-47.26%	209	2008
	11.398601	12.312105	8.01%	315	2007
	11.219239	11.398601	1.60%	3,235	2006
	10.555783	11.219239	6.29%	3,541	2005
	9.455124	10.555783	11.64%	860	2004
	7.149258	9.455124	32.25%	503	2003
	10.000000	7.149258	-28.51%	436	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.356985	15.433491	24.90%	0	2010
	9.924401	12.356985	24.51%	0	2009
	14.827959	9.924401	-33.07%	0	2008
	16.145124	14.827959	-8.16%	0	2007
	13.952539	16.145124	15.71%	0	2006
	13.721274	13.952539	1.69%	0	2005
	11.857775	13.721274	15.72%	0	2004
	7.663022	11.857775	54.74%	0	2003
	10.000000	7.663022	-23.37%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.263429	14.053193	24.77%	2,712	2010
	9.071627	11.263429	24.16%	2,492	2009
	13.583462	9.071627	-33.22%	2,449	2008
	14.843432	13.583462	-8.49%	2,395	2007
	12.849195	14.843432	15.52%	3,388	2006
	12.672075	12.849195	1.40%	3,337	2005
	10.979354	12.672075	15.42%	2,075	2004
	7.113856	10.979354	54.34%	1,683	2003
	10.000000	7.113856	-28.86%	271	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.415936	16.586005	23.63%	352	2010
	10.096012	13.415936	32.88%	418	2009
	16.557606	10.096012	-39.02%	508	2008
	16.435030	16.557606	0.75%	501	2007
	14.869296	16.435030	10.53%	509	2006
	13.419272	14.869296	10.81%	506	2005
	11.428827	13.419272	17.42%	209	2004
	8.215557	11.428827	39.11%	163	2003
	10.000000	8.215557	-17.84%	82	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.515802	16.664109	23.29%	572	2010
	10.191781	13.515802	32.61%	604	2009
	16.759528	10.191781	-39.19%	1,376	2008
	16.674237	16.759528	0.51%	1,335	2007
	15.124372	16.674237	10.25%	1,498	2006
	13.687396	15.124372	10.50%	1,273	2005
	11.680579	13.687396	17.18%	1,349	2004
	8.420509	11.680579	38.72%	1,921	2003
	10.000000	8.420509	-15.79%	1	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.098618	9.045815	11.70%	0	2010
	6.538439	8.098618	23.86%	7	2009
	11.351634	6.538439	-42.40%	0	2008
	10.665915	11.351634	6.43%	0	2007
	10.000000	10.665915	6.66%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.187353	9.204832	28.07%	2,584	2010
	5.582333	7.187353	28.75%	1,838	2009
	10.000000	5.582333	-44.18%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.411702	10.519687	1.04%	0	2010
	9.853625	10.411702	5.66%	400	2009
	10.000000	9.853625	-1.46%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.295914	14.590572	9.74%	0	2010
	10.000000	13.295914	32.96%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.942074	13.890956	7.33%	3,597	2010
	10.000000	12.942074	29.42%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.920287	13.831503	7.05%	44,925	2010
	10.000000	12.920287	29.20%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.916734	13.551092	4.91%	0	2010
	10.000000	12.916734	29.17%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.906117	14.765898	14.41%	804	2010
	9.365073	12.906117	37.81%	805	2009
	15.873792	9.365073	-41.00%	812	2008
	15.133129	15.873792	4.89%	799	2007
	13.034094	15.133129	16.10%	799	2006
	11.555181	13.034094	12.80%	1,116	2005
	10.000000	11.555181	15.55%	642	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.727467	14.523005	14.11%	21,559	2010
	9.256424	12.727467	37.50%	21,805	2009
	15.729765	9.256424	-41.15%	5,648	2008
	15.035283	15.729765	4.62%	5,619	2007
	12.981744	15.035283	15.82%	5,080	2006
	11.538075	12.981744	12.51%	4,779	2005
	10.000000	11.538075	15.38%	2,762	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.644348	16.753234	14.40%	109	2010
	10.620702	14.644348	37.88%	109	2009
	18.000349	10.620702	-41.00%	109	2008
	17.163443	18.000349	4.88%	109	2007
	14.782374	17.163443	16.11%	109	2006
	13.108510	14.782374	12.77%	109	2005
	11.150942	13.108510	17.56%	109	2004
	7.903306	11.150942	41.09%	0	2003
	10.000000	7.903306	-20.97%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.366214	16.397909	14.14%	610	2010
	10.450194	14.366214	37.47%	606	2009
	17.753632	10.450194	-41.14%	1,358	2008
	16.966187	17.753632	4.64%	1,373	2007
	14.653358	16.966187	15.78%	1,557	2006
	13.022346	14.653358	12.52%	1,650	2005
	11.104212	13.022346	17.27%	1,660	2004
	7.879014	11.104212	40.93%	2,055	2003
	10.000000	7.879014	-21.21%	1,041	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.766890	16.719584	13.22%	16,871	2010
	12.641824	14.766890	16.81%	17,041	2009
	14.985518	12.641824	-15.64%	3,639	2008
	13.867086	14.985518	8.07%	8,043	2007
	13.108144	13.867086	5.79%	9,470	2006
	12.965604	13.108144	1.10%	9,310	2005
	12.120763	12.965604	6.97%	9,572	2004
	10.487103	12.120763	15.58%	4,665	2003
	10.000000	10.487103	4.87%	1,956	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.492736	2.820207	13.14%	0	2010
	1.993510	2.492736	25.04%	0	2009
	9.573619	1.993510	-79.18%	0	2008
	10.000000	9.573619	-4.26%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.529541	3.997703	13.26%	654	2010
	2.855035	3.529541	23.63%	752	2009
	13.570136	2.855035	-78.96%	1,162	2008
	13.770852	13.570136	-1.46%	1,162	2007
	12.756686	13.770852	7.95%	1,232	2006
	12.638383	12.756686	0.94%	1,232	2005
	11.757098	12.638383	7.50%	1,232	2004
	9.614461	11.757098	22.29%	1,178	2003
	10.000000	9.614461	-3.86%	413	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.154330	11.602634	14.26%	6,940	2010
	8.042000	10.154330	26.27%	7,646	2009
	13.282834	8.042000	-39.46%	7,831	2008
	12.928850	13.282834	2.74%	8,374	2007
	11.419893	12.928850	13.21%	8,988	2006
	10.947268	11.419893	4.32%	8,615	2005
	10.167227	10.947268	7.67%	9,312	2004
	8.151281	10.167227	24.73%	7,000	2003
	10.000000	8.151281	-18.49%	535	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.931657	16.960609	21.74%	193	2010
	10.293571	13.931657	35.34%	193	2009
	16.783964	10.293571	-38.67%	193	2008
	17.223286	16.783964	-2.55%	193	2007
	15.181456	17.223286	13.45%	193	2006
	13.999701	15.181456	8.44%	193	2005
	11.883439	13.999701	17.81%	193	2004
	8.344179	11.883439	42.42%	0	2003
	10.000000	8.344179	-16.56%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.019994	9.735972	21.40%	83	2010
	5.939208	8.019994	35.03%	83	2009
	9.711284	5.939208	-38.84%	0	2008
	9.983889	9.711284	-2.73%	12	2007
	10.000000	9.983889	-0.16%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.867188	11.725233	7.90%	0	2010
	10.000000	10.867188	8.67%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.946630	11.358857	3.77%	206	2010
	10.000000	10.946630	9.47%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.500066	12.976061	12.83%	61	2010
	8.980258	11.500066	28.06%	0	2009
	14.849750	8.980258	-39.53%	0	2008
	16.021634	14.849750	-7.31%	0	2007
	14.010980	16.021634	14.35%	0	2006
	13.496539	14.010980	3.81%	0	2005
	12.313029	13.496539	9.61%	0	2004
	10.000000	12.313029	23.13%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.951829	12.972705	8.54%	1,133	2010
	9.720804	11.951829	22.95%	1,133	2009
	17.581250	9.720804	-44.71%	1,133	2008
	16.447045	17.581250	6.90%	1,133	2007
	13.053190	16.447045	26.00%	1,051	2006
	11.792848	13.053190	10.69%	252	2005
	10.288016	11.792848	14.63%	252	2004
	8.113976	10.288016	26.79%	413	2003
	10.000000	8.113976	-18.86%	285	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.622253	14.444625	24.28%	294	2010
	8.956967	11.622253	29.76%	984	2009
	14.973586	8.956967	-40.18%	1,145	2008
	17.391817	14.973586	-13.90%	1,145	2007
	15.029776	17.391817	15.72%	1,074	2006
	14.233948	15.029776	5.59%	1,074	2005
	11.431845	14.233948	24.51%	885	2004
	7.743645	11.431845	47.63%	781	2003
	10.000000	7.743645	-22.56%	414	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.875994	14.152452	19.17%	490	2010
	7.345166	11.875994	61.68%	490	2009
	11.824800	7.345166	-37.88%	490	2008
	11.360373	11.824800	4.09%	490	2007
	10.921763	11.360373	4.02%	490	2006
	10.474490	10.921763	4.27%	490	2005
	10.109062	10.474490	3.61%	546	2004
	8.203790	10.109062	23.22%	297	2003
	10.000000	8.203790	-17.96%	189	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.771586	11.354982	5.42%	0	2010
	9.982568	10.771586	7.90%	0	2009
	11.300746	9.982568	-11.66%	0	2008
	10.888066	11.300746	3.79%	0	2007
	10.657168	10.888066	2.17%	0	2006
	10.393726	10.657168	2.53%	0	2005
	10.123619	10.393726	2.67%	0	2004
	10.000000	10.123619	1.24%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.809613	18.10%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.082528	16.361321	25.06%	0	2010
	10.000000	13.082528	30.83%	0	2009*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.796975	10.896260	11.22%	17,160	2010
	8.256064	9.796975	18.66%	19,379	2009
	14.119212	8.256064	-41.53%	23,841	2008
	13.657014	14.119212	3.38%	34,178	2007
	11.839548	13.657014	15.35%	42,144	2006
	11.479574	11.839548	3.14%	44,467	2005
	10.467853	11.479574	9.67%	45,867	2004
	8.031487	10.467853	30.34%	42,541	2003
	10.000000	8.031487	-19.69%	9,186	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.967475	16.420989	2.84%	12,563	2010
	12.052999	15.967475	32.48%	22,370	2009
	26.167060	12.052999	-53.94%	24,401	2008
	25.137398	26.167060	4.10%	26,317	2007
	18.867271	25.137398	33.23%	39,477	2006
	16.421483	18.867271	14.89%	41,172	2005
	13.335355	16.421483	23.14%	43,253	2004
	9.395309	13.335355	41.94%	55,104	2003
	10.000000	9.395309	-6.05%	20,507	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.601055	10.397442	8.29%	9,867	2010
	7.102091	9.601055	35.19%	9,665	2009
	11.969441	7.102091	-40.66%	9,796	2008
	10.685562	11.969441	12.02%	13,958	2007
	10.906800	10.685562	-2.03%	20,170	2006
	9.631582	10.906800	13.24%	19,925	2005
	9.015945	9.631582	6.83%	19,982	2004
	7.411934	9.015945	21.64%	20,244	2003
	10.000000	7.411934	-25.88%	11,221	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.568003	19.431764	24.82%	40,607	2010
	11.067783	15.568003	40.66%	51,607	2009
	17.470431	11.067783	-36.65%	57,399	2008
	17.453254	17.470431	0.10%	80,554	2007
	15.499217	17.453254	12.61%	90,268	2006
	14.741121	15.499217	5.14%	100,085	2005
	12.555503	14.741121	17.41%	112,118	2004
	9.037846	12.555503	38.92%	111,887	2003
	10.000000	9.037846	-9.62%	62,093	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.063857	13.056117	8.23%	17,557	2010
	10.000000	12.063857	20.64%	12,118	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.117799	16.274841	24.07%	0	2010
	10.640999	13.117799	23.28%	0	2009
	15.621550	10.640999	-31.88%	0	2008
	15.949041	15.621550	-2.05%	0	2007
	14.137515	15.949041	12.81%	0	2006
	13.370529	14.137515	5.74%	0	2005
	11.125505	13.370529	20.18%	0	2004
	8.189355	11.125505	35.85%	0	2003
	10.000000	8.189355	-18.11%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.303302	11.664319	13.21%	0	2010
	7.812450	10.303302	31.88%	0	2009
	12.083156	7.812450	-35.34%	0	2008
	11.370405	12.083156	6.27%	0	2007
	10.559828	11.370405	7.68%	0	2006
	10.335642	10.559828	2.17%	0	2005
	9.869440	10.335642	4.72%	0	2004
	7.943798	9.869440	24.24%	0	2003
	10.000000	7.943798	-20.56%	0	2002

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.998164	12.453390	13.23%	0	2010
	8.829215	10.998164	24.57%	0	2009
	14.245998	8.829215	-38.02%	0	2008
	13.727941	14.245998	3.77%	0	2007
	12.054146	13.727941	13.89%	0	2006
	11.676970	12.054146	3.23%	101	2005
	10.703790	11.676970	9.09%	101	2004
	8.456927	10.703790	26.57%	0	2003
	10.000000	8.456927	-15.43%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.268284	13.855100	12.93%	3,431	2010
	9.871473	12.268284	24.28%	2,393	2009
	15.973110	9.871473	-38.20%	2,740	2008
	15.430921	15.973110	3.51%	4,081	2007
	13.583838	15.430921	13.60%	6,720	2006
	13.191304	13.583838	2.98%	8,268	2005
	12.123517	13.191304	8.81%	3,780	2004
	10.000000	12.123517	21.24%	1,404	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.065735	11.215913	11.43%	2,448	2010
	9.013014	10.065735	11.68%	2,467	2009
	12.996997	9.013014	-30.65%	3,064	2008
	12.023311	12.996997	8.10%	4,669	2007
	10.531468	12.023311	14.17%	5,962	2006
	10.502525	10.531468	0.28%	5,559	2005
	9.944592	10.502525	5.61%	10,595	2004
	8.141683	9.944592	22.14%	10,274	2003
	10.000000	8.141683	-18.58%	1,832	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.858245	17.885261	12.78%	28,372	2010
	10.548048	15.858245	50.34%	38,090	2009
	14.475252	10.548048	-27.13%	50,485	2008
	14.228662	14.475252	1.73%	73,027	2007
	13.050969	14.228662	9.02%	80,629	2006
	12.941802	13.050969	0.84%	88,822	2005
	11.914948	12.941802	8.62%	168,410	2004
	9.921791	11.914948	20.09%	156,880	2003
	10.000000	9.921791	-0.78%	37,992	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.902037	13.803316	6.99%	1,648	2010
	10.864929	12.902037	18.75%	1,648	2009
	11.885400	10.864929	-8.59%	1,648	2008
	11.439227	11.885400	3.90%	1,874	2007
	11.138494	11.439227	2.70%	1,874	2006
	11.151529	11.138494	-0.12%	2,842	2005
	10.914759	11.151529	2.17%	2,842	2004
	10.578305	10.914759	3.18%	2,643	2003
	10.000000	10.578305	5.78%	1,208	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.799523	13.665588	6.77%	26,607	2010
	10.803658	12.799523	18.47%	32,752	2009
	11.852250	10.803658	-8.85%	53,098	2008
	11.433749	11.852250	3.66%	83,954	2007
	11.158273	11.433749	2.47%	106,036	2006
	11.205669	11.158273	-0.42%	109,568	2005
	10.999606	11.205669	1.87%	131,081	2004
	10.681568	10.999606	2.98%	97,522	2003
	10.000000	10.681568	6.82%	31,284	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.392113	10.758742	14.55%	1,787	2010
	7.173369	9.392113	30.93%	1,787	2009
	11.346106	7.173369	-36.78%	1,787	2008
	9.680852	11.346106	17.20%	1,787	2007
	9.188608	9.680852	5.36%	1,787	2006
	8.978318	9.188608	2.34%	2,006	2005
	8.602284	8.978318	4.37%	2,006	2004
	7.084437	8.602284	21.43%	2,006	2003
	8.507129	7.084437	-16.72%	2,156	2002
	9.329098	8.507129	-8.81%	2,156	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.602208	9.840981	14.40%	604	2010
	6.588881	8.602208	30.56%	1,227	2009
	10.432049	6.588881	-36.84%	1,232	2008
	8.921397	10.432049	16.93%	2,247	2007
	8.477668	8.921397	5.23%	2,876	2006
	8.301731	8.477668	2.12%	2,881	2005
	7.970806	8.301731	4.15%	2,881	2004
	6.570858	7.970806	21.31%	2,881	2003
	7.917224	6.570858	-17.01%	1,887	2002
	8.690850	7.917224	-8.90%	1,946	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.276260	12.690764	12.54%	0	2010
	8.869468	11.276260	27.14%	0	2009
	12.637797	8.869468	-29.82%	0	2008
	11.111645	12.637797	13.73%	0	2007
	10.508655	11.111645	5.74%	0	2006
	10.254647	10.508655	2.48%	0	2005
	9.871250	10.254647	3.88%	0	2004
	8.490924	9.871250	16.26%	0	2003
	9.447928	8.490924	-10.13%	0	2002
	10.007639	9.447928	-5.59%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.508468	11.808222	12.37%	4,008	2010
	8.277073	10.508468	26.96%	4,008	2009
	11.807981	8.277073	-29.90%	4,008	2008
	10.398613	11.807981	13.55%	5,202	2007
	9.843431	10.398613	5.64%	6,241	2006
	9.619127	9.843431	2.33%	6,241	2005
	9.275444	9.619127	3.71%	6,241	2004
	7.994917	9.275444	16.02%	6,241	2003
	8.913246	7.994917	-10.30%	6,256	2002
	9.455005	8.913246	-5.73%	6,309	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.547323	12.270531	16.34%	0	2010
	7.731482	10.547323	36.42%	0	2009
	11.884986	7.731482	-34.95%	0	2008
	11.069599	11.884986	7.37%	0	2007
	10.055882	11.069599	10.08%	3,261	2006
	9.656567	10.055882	4.14%	7,737	2005
	9.289956	9.656567	3.95%	6,969	2004
	8.016683	9.289956	15.88%	6,969	2003
	8.910614	8.016683	-10.03%	6,969	2002
	9.196411	8.910614	-3.11%	6,969	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.846886	12.594191	16.11%	6,012	2010
	7.953060	10.846886	36.39%	6,503	2009
	12.248922	7.953060	-35.07%	6,503	2008
	11.427364	12.248922	7.19%	10,605	2007
	10.393983	11.427364	9.94%	14,959	2006
	9.989098	10.393983	4.05%	15,390	2005
	9.635050	9.989098	3.67%	17,046	2004
	8.322694	9.635050	15.77%	17,046	2003
	9.268926	8.322694	-10.21%	17,353	2002
	9.580552	9.268926	-3.25%	15,251	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.601642	8.849277	16.41%	0	2010
	5.672338	7.601642	34.01%	0	2009
	9.782017	5.672338	-42.01%	0	2008
	9.279040	9.782017	5.42%	0	2007
	8.255196	9.279040	12.40%	0	2006
	6.920169	8.255196	19.29%	0	2005
	6.930079	6.920169	-0.14%	0	2004
	5.614757	6.930079	23.43%	0	2003
	6.138007	5.614757	-8.52%	554	2002
	8.720312	6.138007	-29.61%	554	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.487147	8.710182	16.34%	6,669	2010
	5.592124	7.487147	33.89%	11,751	2009
	9.669947	5.592124	-42.17%	12,284	2008
	9.189564	9.669947	5.23%	24,423	2007
	8.188459	9.189564	12.23%	24,828	2006
	6.881506	8.188459	18.99%	24,498	2005
	6.890862	6.881506	-0.14%	18,791	2004
	5.594874	6.890862	23.16%	22,675	2003
	6.138005	5.594874	-8.85%	16,890	2002
	8.720311	6.138005	-29.61%	10,748	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.620462	10.917102	13.48%	5,045	2010
	7.503632	9.620462	28.21%	5,045	2009
	13.282751	7.503632	-43.51%	5,045	2008
	13.284070	13.282751	-0.01%	5,185	2007
	11.219317	13.284070	18.40%	6,322	2006
	10.758699	11.219317	4.28%	6,661	2005
	9.796359	10.758699	9.82%	6,661	2004
	7.629651	9.796359	28.40%	5,439	2003
	9.322767	7.629651	-18.16%	5,813	2002
	9.962936	9.322767	-6.43%	5,813	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.327781	11.702349	13.31%	70,873	2010
	8.064459	10.327781	28.07%	98,974	2009
	14.302397	8.064459	-43.61%	100,334	2008
	14.324313	14.302397	-0.15%	159,145	2007
	12.113096	14.324313	18.25%	162,392	2006
	11.636390	12.113096	4.10%	164,306	2005
	10.609740	11.636390	9.68%	159,750	2004
	8.275306	10.609740	28.21%	136,535	2003
	10.130513	8.275306	-18.31%	54,421	2002
	10.841799	10.130513	-6.56%	33,937	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.399558	9.496392	13.06%	1,072	2010
	6.699258	8.399558	25.38%	1,072	2009
	11.669486	6.699258	-42.59%	1,072	2008
	10.567853	11.669486	10.42%	1,072	2007
	9.483594	10.567853	11.43%	2,144	2006
	8.944540	9.483594	6.03%	6,736	2005
	8.578000	8.944540	4.27%	9,946	2004
	7.038647	8.578000	21.87%	9,946	2003
	8.569097	7.038647	-17.86%	11,190	2002
	9.535389	8.569097	-10.13%	11,190	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.509750	9.611331	12.94%	20,736	2010
	6.794899	8.509750	25.24%	20,075	2009
	11.861165	6.794899	-42.71%	21,130	2008
	10.755156	11.861165	10.28%	40,927	2007
	9.664936	10.755156	11.28%	43,331	2006
	9.126404	9.664936	5.90%	43,154	2005
	8.771493	9.126404	4.05%	49,639	2004
	7.206437	8.771493	21.72%	51,774	2003
	8.789444	7.206437	-18.01%	21,477	2002
	9.797476	8.789444	-10.29%	10,388	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.265483	8.887227	22.32%	1,407	2010
	5.750106	7.265483	26.35%	1,541	2009
	11.052442	5.750106	-47.97%	1,635	2008
	8.835938	11.052442	25.09%	1,876	2007
	8.395860	8.835938	5.24%	8,413	2006
	8.057605	8.395860	4.20%	10,324	2005
	7.913744	8.057605	1.82%	12,255	2004
	6.044501	7.913744	30.92%	12,425	2003
	8.782784	6.044501	-31.18%	12,624	2002
	10.827750	8.782784	-18.89%	12,624	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.593957	6.831842	22.13%	58,616	2010
	4.433536	5.593957	26.17%	88,112	2009
	8.533834	4.433536	-48.05%	70,517	2008
	6.833772	8.533834	24.88%	101,074	2007
	6.503135	6.833772	5.08%	141,658	2006
	6.251228	6.503135	4.03%	148,903	2005
	6.148010	6.251228	1.68%	135,927	2004
	4.704372	6.148010	30.69%	139,665	2003
	6.845050	4.704372	-31.27%	82,388	2002
	8.453200	6.845050	-19.02%	48,765	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.509199	10.461606	22.94%	0	2010
	6.176274	8.509199	37.77%	0	2009
	12.252517	6.176274	-49.59%	0	2008
	10.575416	12.252517	15.86%	0	2007
	9.891973	10.575416	6.91%	0	2006
	9.290732	9.891973	6.47%	0	2005
	8.548381	9.290732	8.68%	0	2004
	6.644515	8.548381	28.65%	0	2003
	9.148248	6.644515	-27.37%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.321112	10.229787	22.94%	8,391	2010
	6.057117	8.321112	37.38%	9,367	2009
	12.022931	6.057117	-49.62%	11,296	2008
	10.394439	12.022931	15.67%	13,199	2007
	9.734506	10.394439	6.78%	10,232	2006
	9.163027	9.734506	6.24%	11,104	2005
	8.451242	9.163027	8.42%	11,121	2004
	6.578835	8.451242	28.46%	11,404	2003
	9.092738	6.578835	-27.65%	6,547	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.420333	11.691138	12.20%	174	2010
	7.350531	10.420333	41.76%	174	2009
	9.948377	7.350531	-26.11%	174	2008
	9.829276	9.948377	1.21%	174	2007
	8.966211	9.829276	9.63%	1,907	2006
	8.869387	8.966211	1.09%	1,907	2005
	8.217303	8.869387	7.94%	1,907	2004
	6.563665	8.217303	25.19%	1,907	2003
	6.424407	6.563665	2.17%	1,144	2002
	7.396001	6.424407	-13.14%	1,144	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.148958	12.495948	12.08%	16,017	2010
	7.881567	11.148958	41.46%	47,783	2009
	10.678129	7.881567	-26.19%	84,928	2008
	10.562072	10.678129	1.10%	119,186	2007
	9.647954	10.562072	9.47%	150,754	2006
	9.563436	9.647954	0.88%	155,385	2005
	8.867151	9.563436	7.85%	207,281	2004
	7.094811	8.867151	24.98%	182,248	2003
	6.965740	7.094811	1.85%	35,275	2002
	8.022393	6.965740	-13.17%	5,315	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.231009	11.479042	12.20%	5,699	2010
	7.230934	10.231009	41.49%	7,978	2009
	9.802124	7.230934	-26.23%	16,540	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.231009	11.479042	12.20%	5,699	2010
	7.230934	10.231009	41.49%	7,978	2009
	9.802124	7.230934	-26.23%	16,540	2008
	10.000000	9.802124	-1.98%	19,513	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	14.654345	16.620074	13.41%	11,241	2010
	11.739077	14.654345	24.83%	11,658	2009
	18.897940	11.739077	-37.88%	16,783	2008
	18.178915	18.897940	3.96%	22,936	2007
	15.930573	18.178915	14.11%	25,749	2006
	15.412633	15.930573	3.36%	29,756	2005
	14.131388	15.412633	9.07%	32,556	2004
	11.161105	14.131388	26.61%	36,714	2003
	14.558975	11.161105	-23.34%	31,573	2002
	16.800024	14.558975	-13.34%	25,758	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	17.926685	19.055319	6.30%	3,099	2010
	15.710931	17.926685	14.10%	3,074	2009
	16.469170	15.710931	-4.60%	4,878	2008
	16.008366	16.469170	2.88%	8,177	2007
	15.558397	16.008366	2.89%	10,226	2006
	15.440288	15.558397	0.76%	10,392	2005
	14.991569	15.440288	2.99%	10,346	2004
	14.452314	14.991569	3.73%	9,079	2003
	13.283557	14.452314	8.80%	14,256	2002
	12.421795	13.283557	6.94%	8,609	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	30.617243	38.854124	26.90%	0	2010
	22.177529	30.617243	38.06%	0	2009
	37.183650	22.177529	-40.36%	0	2008
	32.656907	37.183650	13.86%	595	2007
	29.415781	32.656907	11.02%	595	2006
	25.237801	29.415781	16.55%	595	2005
	20.514149	25.237801	23.03%	595	2004
	15.019072	20.514149	36.59%	740	2003
	16.905393	15.019072	-11.16%	740	2002
	17.743624	16.905393	-4.72%	705	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.964526	24.041891	26.77%	48,296	2010
	13.762776	18.964526	37.80%	73,393	2009
	23.112673	13.762776	-40.45%	80,186	2008
	20.325085	23.112673	13.72%	118,972	2007
	18.338368	20.325085	10.83%	133,929	2006
	15.758830	18.338368	16.37%	147,737	2005
	12.821233	15.758830	22.91%	136,552	2004
	9.405412	12.821233	36.32%	136,789	2003
	10.601873	9.405412	-11.29%	82,405	2002
	11.145061	10.601873	-4.87%	33,025	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.310664	13.156206	-1.16%	13	2010
	13.403038	13.310664	-0.69%	13	2009
	13.193781	13.403038	1.59%	46	2008
	12.723059	13.193781	3.70%	33	2007
	12.301572	12.723059	3.43%	458	2006
	12.107279	12.301572	1.60%	458	2005
	12.132788	12.107279	-0.21%	458	2004
	12.183380	12.132788	-0.42%	1,317	2003
	12.150588	12.183380	0.27%	458	2002
	11.833100	12.150588	2.68%	445	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.930919	12.178331	11.41%	435	2010
	8.768028	10.930919	24.67%	435	2009
	15.841773	8.768028	-44.65%	435	2008
	13.709029	15.841773	15.56%	435	2007
	11.787613	13.709029	16.30%	3,077	2006
	10.048165	11.787613	17.31%	3,077	2005
	8.979640	10.048165	11.90%	3,077	2004
	6.359429	8.979640	41.20%	3,248	2003
	8.097034	6.359429	-21.46%	3,319	2002
	10.431930	8.097034	-22.38%	3,319	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.683979	9.661002	11.25%	10,525	2010
	6.977709	8.683979	24.45%	15,359	2009
	12.628393	6.977709	-44.75%	18,588	2008
	10.942612	12.628393	15.41%	26,401	2007
	9.422858	10.942612	16.13%	28,920	2006
	8.045150	9.422858	17.12%	32,742	2005
	7.200679	8.045150	11.73%	43,108	2004
	5.105546	7.200679	41.04%	40,756	2003
	6.509775	5.105546	-21.57%	32,984	2002
	8.375228	6.509775	-22.27%	11,309	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.906851	13.246052	11.25%	10,404	2010
	9.568871	11.906851	24.43%	28,660	2009
	17.313521	9.568871	-44.73%	27,956	2008
	15.001417	17.313521	15.41%	18,257	2007
	12.913528	15.001417	16.17%	12,049	2006
	11.029257	12.913528	17.08%	6,188	2005
	10.000000	11.029257	10.29%	4,075	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	12.018377	13.391942	11.43%	0	2010
	9.636329	12.018377	24.72%	0	2009
	17.414610	9.636329	-44.67%	0	2008
	15.067740	17.414610	15.58%	0	2007
	12.955575	15.067740	16.30%	0	2006
	11.048142	12.955575	17.26%	0	2005
	10.000000	11.048142	10.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.909116	11.503037	16.09%	0	2010
	7.060208	9.909116	40.35%	0	2009
	13.392044	7.060208	-47.28%	0	2008
	13.317789	13.392044	0.56%	0	2007
	11.790145	13.317789	12.96%	0	2006
	11.271454	11.790145	4.60%	0	2005
	10.291932	11.271454	9.52%	0	2004
	7.785111	10.291932	32.20%	0	2003
	9.373829	7.785111	-16.95%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.781895	11.334464	15.87%	2,005	2010
	6.981322	9.781895	40.12%	2,005	2009
	13.260199	6.981322	-47.35%	2,005	2008
	13.203833	13.260199	0.43%	5,566	2007
	11.704383	13.203833	12.81%	9,028	2006
	11.215459	11.704383	4.36%	9,465	2005
	10.254116	11.215459	9.38%	9,436	2004
	7.775549	10.254116	31.88%	10,207	2003
	9.373834	7.775549	-17.05%	9,938	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.472729	15.551699	24.69%	0	2010
	8.036907	12.472729	55.19%	0	2009
	16.695192	8.036907	-51.86%	0	2008
	16.035599	16.695192	4.11%	0	2007
	13.995717	16.035599	14.58%	0	2006
	13.840314	13.995717	1.12%	0	2005
	12.314335	13.840314	12.39%	0	2004
	7.914896	12.314335	55.58%	0	2003
	10.000000	7.914896	-20.85%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.653775	14.517171	24.57%	8,196	2010
	7.520879	11.653775	54.95%	9,172	2009
	15.658545	7.520879	-51.97%	10,966	2008
	15.062504	15.658545	3.96%	14,822	2007
	13.167847	15.062504	14.39%	27,670	2006
	13.037896	13.167847	1.00%	28,187	2005
	11.615493	13.037896	12.25%	45,074	2004
	7.485974	11.615493	55.16%	33,668	2003
	10.000000	7.485974	-25.14	14,282	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.461449	13.667556	19.25%	29	2010
	9.878370	11.461449	16.03%	29	2009
	13.713683	9.878370	-27.97%	29	2008
	14.253563	13.713683	-3.79%	29	2007
	12.309947	14.253563	15.79%	29	2006
	12.040828	12.309947	2.24%	29	2005
	10.976872	12.040828	9.69%	29	2004
	8.914666	10.976872	23.13%	0	2003
	10.000000	8.914666	-10.85%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.468198	9.205881	8.71%	0	2010
	6.593718	8.468198	28.43%	0	2009
	10.000000	6.593718	-34.06%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.142949	15.154841	7.15%	0	2010
	10.443847	14.142949	35.42%	0	2009
	17.723335	10.443847	-41.07%	0	2008
	15.525117	17.723335	14.16%	0	2007
	12.937733	15.525117	20.00%	0	2006
	11.876679	12.937733	8.93%	0	2005
	10.132887	11.876679	17.21%	0	2004
	7.752900	10.132887	30.70%	0	2003
	10.000000	7.752900	-22.47%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.475665	9.627831	13.59%	13,708	2010
	7.120726	8.475665	19.03%	16,652	2009
	12.587624	7.120726	-43.43%	17,773	2008
	11.426653	12.587624	10.16%	26,808	2007
	10.926532	11.426653	4.58%	27,649	2006
	10.205740	10.926532	7.06%	27,324	2005
	9.734207	10.205740	4.84%	26,427	2004
	7.642114	9.734207	27.38%	44,791	2003
	10.000000	7.642114	-23.58%	16,161	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.746948	13.757639	17.12%	0	2010
	8.368080	11.746948	40.38%	0	2009
	16.021448	8.368080	-47.77%	0	2008
	14.660331	16.021448	9.28%	0	2007
	12.759966	14.660331	14.89%	0	2006
	11.806543	12.759966	8.08%	0	2005
	10.367247	11.806543	13.88%	0	2004
	7.767805	10.367247	33.46%	0	2003
	10.000000	7.767805	-22.32%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.850340	12.674786	16.81%	286	2010
	7.750120	10.850340	40.00%	1,432	2009
	14.866941	7.750120	-47.87%	1,444	2008
	13.640364	14.866941	8.99%	2,012	2007
	11.899140	13.640364	14.63%	1,132	2006
	11.044227	11.899140	7.74%	0	2005
	10.000000	11.044227	10.44%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.043281	10.849002	8.02%	0	2010
	7.939249	10.043281	26.50%	0	2009
	11.526413	7.939249	-31.12%	0	2008
	10.813282	11.526413	6.59%	0	2007
	10.000000	10.813282	8.13%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.955137	10.723695	7.72%	15,394	2010
	7.888961	9.955137	26.19%	28,368	2009
	11.482894	7.888961	-31.30%	32,213	2008
	10.796213	11.482894	6.36%	40,045	2007
	10.000000	10.796213	7.96%	46,352	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.931832	18.799885	11.03%	1,430	2010
	12.728461	16.931832	33.02%	1,430	2009
	21.713536	12.728461	-41.38%	1,567	2008
	19.243338	21.713536	12.84%	4,319	2007
	15.260876	19.243338	26.10%	6,003	2006
	13.149159	15.260876	16.06%	10,427	2005
	10.780375	13.149159	21.97%	11,057	2004
	8.501943	10.780375	26.80%	18,303	2003
	10.000000	8.501943	-14.98%	15,086	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.746363	15.466865	12.52%	0	2010
	10.706775	13.746363	28.39%	0	2009
	15.191547	10.706775	-29.52%	0	2008
	14.065292	15.191547	8.01%	0	2007
	12.822882	14.065292	9.69%	0	2006
	12.084078	12.822882	6.11%	0	2005
	10.767745	12.084078	12.22%	0	2004
	8.577612	10.767745	25.53%	0	2003
	10.000000	8.577612	-14.22%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.312264	10.978481	17.89%	36,432	2010
	5.701700	9.312264	63.32%	65,459	2009
	11.364407	5.701700	-49.83%	75,386	2008
	9.881920	11.364407	15.00%	96,968	2007
	9.765545	9.881920	1.19%	106,817	2006
	9.201018	9.765545	6.14%	114,156	2005
	8.739376	9.201018	5.28%	136,337	2004
	6.977083	8.739376	25.26%	166,040	2003
	10.000000	6.977083	-30.23%	80,665	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.874189	12.404963	14.08%	56,298	2010
	8.588751	10.874189	26.61%	105,865	2009
	13.568688	8.588751	-36.70%	120,492	2008
	14.090473	13.568688	-3.70%	173,049	2007
	12.314188	14.090473	14.42%	209,709	2006
	11.995538	12.314188	2.66%	207,702	2005
	10.360275	11.995538	15.78%	231,270	2004
	8.034972	10.360275	28.94%	237,801	2003
	10.000000	8.034972	-19.65%	121,172	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.853499	12.701575	7.15%	3,432	2010
	10.000000	11.853499	18.53%	1,278	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.856281	10.899312	10.58%	21,151	2010
	7.186572	9.856281	37.15%	16,692	2009
	11.565811	7.186572	-37.86%	18,421	2008
	10.566040	11.565811	9.46%	24,625	2007
	9.986211	10.566040	5.81%	24,660	2006
	9.716891	9.986211	2.77%	28,029	2005
	9.042390	9.716891	7.46%	34,189	2004
	7.479894	9.042390	20.89%	29,827	2003
	10.000000	7.479894	-25.20%	7,287	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.070213	9.007240	27.40%	34,256	2010
	5.076525	7.070213	39.27%	46,767	2009
	10.636630	5.076525	-52.27%	52,785	2008
	9.851641	10.636630	7.97%	62,747	2007
	9.766814	9.851641	0.87%	78,625	2006
	9.629928	9.766814	1.42%	85,601	2005
	8.538851	9.629928	12.78%	108,022	2004
	6.339279	8.538851	34.70%	118,592	2003
	10.000000	6.339279	-36.61%	41,600	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.062634	14.828209	34.04%	46,498	2010
	6.886553	11.062634	60.64%	28,947	2009
	11.548405	6.886553	-40.37%	37,875	2008
	11.455457	11.548405	0.81%	42,368	2007
	10.287484	11.455457	11.35%	67,378	2006
	9.933363	10.287484	3.56%	80,618	2005
	9.485430	9.933363	4.72%	93,779	2004
	7.209713	9.485430	31.56%	101,255	2003
	10.000000	7.209713	-27.90%	54,239	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.608056	13.826014	9.66%	23,241	2010
	10.442589	12.608056	20.74%	39,346	2009
	15.747071	10.442589	-33.69%	46,727	2008
	14.844615	15.747071	6.08%	47,547	2007
	12.492998	14.844615	18.82%	50,239	2006
	11.900290	12.492998	4.98%	40,966	2005
	10.510947	11.900290	13.22%	37,782	2004
	8.548149	10.510947	22.96%	37,877	2003
	10.000000	8.548149	-14.52%	17,605	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.742489	7.42%	1,619	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.382038	12.407026	9.01%	4,294	2010
	9.189190	11.382038	23.86%	3,954	2009
	13.140446	9.189190	-31.34%	7,409	2008
	12.468860	13.140446	5.39%	8,650	2007
	11.452104	12.468860	8.88%	8,864	2006
	11.167966	11.452104	2.54%	8,935	2005
	10.691646	11.167966	4.46%	9,547	2004
	9.245099	10.691646	15.65%	6,482	2003
	10.000000	9.245099	-7.55%	999	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.936610	13.248211	21.14%	4,845	2010
	8.439623	10.936610	29.59%	3,541	2009
	14.134860	8.439623	-40.29%	3,578	2008
	13.322362	14.134860	6.10%	5,529	2007
	11.882732	13.322362	12.12%	7,630	2006
	11.277640	11.882732	5.37%	5,489	2005
	10.000000	11.277640	12.78%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.434021	13.872436	11.57%	700	2010
	10.000000	12.434021	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.221689	10.185355	10.45%	8,949	2010
	7.578222	9.221689	21.69%	17,565	2009
	10.944829	7.578222	-30.76%	10,460	2008
	10.458763	10.944829	4.65%	6,657	2007
	10.000000	10.458763	4.59%	22,449	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.417221	10.886683	4.51%	6,944	2010
	9.420556	10.417221	10.58%	5,042	2009
	10.600857	9.420556	-11.13%	5,258	2008
	10.440837	10.600857	1.53%	4,856	2007
	10.000000	10.440837	4.41%	6,741	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.230924	11.227749	9.74%	13,535	2010
	7.327629	10.230924	39.62%	11,194	2009
	12.111276	7.327629	-39.50%	17,317	2008
	10.741225	12.111276	12.76%	15,340	2007
	10.000000	10.741225	7.41%	14,374	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.526248	9.936478	16.54%	16,139	2010
	6.230855	8.526248	36.84%	20,931	2009
	11.327974	6.230855	-45.00%	15,150	2008
	10.267965	11.327974	10.32%	2,344	2007
	10.000000	10.267965	2.68%	8,984	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.711392	8.437999	9.42%	4,343	2010
	5.984290	7.711392	28.86%	5,401	2009
	9.799507	5.984290	-38.93%	6,184	2008
	10.000000	9.799507	-2.00%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.828576	13.197926	11.58%	0	2010
	8.212227	11.828576	44.04%	0	2009
	11.583704	8.212227	-29.11%	0	2008
	11.388285	11.583704	1.72%	0	2007
	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.700756	8.761246	13.77%	2,097	2010
	5.105865	7.700756	50.82%	2,097	2009
	10.000000	5.105865	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.937739	9.672275	21.85%	0	2010
	6.120401	7.937739	29.69%	0	2009
	10.000000	6.120401	-38.80%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.919325	9.648356	21.83%	0	2010
	6.118502	7.919325	29.43%	0	2009
	10.000000	6.118502	-38.81%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.092734	9.172909	13.35%	1,671	2010
	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.350064	10.178550	8.86%	0	2010
	7.914141	9.350064	18.14%	0	2009
	10.000000	7.914141	-20.86%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.805424	9.757848	10.82%	636	2010
	7.192456	8.805424	22.43%	0	2009
	10.000000	7.192456	-28.08%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.100382	10.636271	5.31%	0	2010
	9.063670	10.100382	11.44%	0	2009
	10.000000	9.063670	-9.36%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.078170	9.968937	9.81%	3,599	2010
	7.550034	9.078170	20.24%	0	2009
	10.000000	7.550034	-24.50%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.523825	9.523283	11.73%	653	2010
	6.829631	8.523825	24.81%	0	2009
	10.000000	6.829631	-31.70%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.623621	10.346130	7.51%	0	2010
	8.293877	9.623621	16.03%	0	2009
	10.000000	8.293877	-17.06%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.567560	11.154881	5.56%	0	2010
	9.852148	10.567560	7.26%	0	2009
	10.000000	9.852148	-1.48%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.525422	11.081510	5.28%	0	2010
	9.830331	10.525422	7.07%	0	2009
	10.000000	9.830331	-1.70%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.292531	12.037904	6.60%	680	2010
	9.836146	11.292531	14.81%	0	2009
	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.981944	29.695013	14.29%	1,428	2010
	16.157347	25.981944	60.81%	2,969	2009
	38.952162	16.157347	-58.52%	3,535	2008
	27.210945	38.952162	43.15%	4,235	2007
	20.244391	27.210945	34.41%	5,113	2006
	15.514851	20.244391	30.48%	6,348	2005
	13.065012	15.514851	18.75%	10,969	2004
	8.046807	13.065012	62.36%	8,366	2003
	10.000000	8.046807	-19.53%	4,148	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.797260	22.621774	14.27%	59,643	2010
	12.311287	19.797260	60.81%	19,356	2009
	29.633297	12.311287	-58.45%	17,530	2008
	20.664232	29.633297	43.40%	24,438	2007
	15.346624	20.664232	34.65%	26,590	2006
	11.747354	15.346624	30.64%	9,304	2005
	10.000000	11.747354	17.47%	3,166	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.075390	13.508826	3.31%	75,622	2010
	12.913852	13.075390	1.25%	125,164	2009
	12.158600	12.913852	6.21%	133,584	2008
	11.508350	12.158600	5.65%	171,552	2007
	11.293940	11.508350	1.90%	136,061	2006
	11.091867	11.293940	1.82%	152,834	2005
	10.893975	11.091867	1.82%	178,073	2004
	10.831992	10.893975	0.57%	222,237	2003
	10.000000	10.831992	8.32%	72,068	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.964308	7.759774	11.42%	4,042	2010
	5.456262	6.964308	27.64%	757	2009
	10.000000	5.456262	-45.44%	1,991	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.123510	13.702597	13.02%	75,385	2010
	9.665967	12.123510	25.42%	109,765	2009
	15.522394	9.665967	-37.73%	119,577	2008
	14.858666	15.522394	4.47%	162,897	2007
	12.894045	14.858666	15.24%	173,457	2006
	12.115638	12.894045	6.42%	174,041	2005
	10.776139	12.115638	12.43%	184,671	2004
	8.287858	10.776139	30.02%	209,920	2003
	10.000000	8.287858	-17.12%	70,660	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.531239	12.485749	8.28%	7,037	2010
	10.000000	11.531239	15.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.090220	13.355194	10.46%	0	2010
	10.000000	12.090220	20.90%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.021890	12.552100	4.41%	200,534	2010
	11.177192	12.021890	7.56%	114,943	2009
	12.062399	11.177192	-7.34%	137,039	2008
	11.609855	12.062399	3.90%	107,330	2007
	11.090614	11.609855	4.68%	148,540	2006
	10.887617	11.090614	1.86%	155,826	2005
	10.551313	10.887617	3.19%	157,674	2004
	9.917021	10.551313	6.40%	133,513	2003
	10.000000	9.917021	-0.83%	29,206	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.235088	13.380493	9.36%	575,209	2010
	10.415712	12.235088	17.47%	909,582	2009
	13.754073	10.415712	-24.27%	1,025,571	2008
	13.203191	13.754073	4.17%	1,216,958	2007
	12.024952	13.203191	9.80%	1,365,742	2006
	11.576537	12.024952	3.87%	1,463,539	2005
	10.181754	11.576537	8.00%	1,480,103	2004
	9.055169	10.718754	18.37%	1,544,879	2003
	10.000000	9.055169	-9.45%	324,558	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.324107	13.711235	11.26%	317,898	2010
	10.048113	12.324107	22.65%	530,649	2009
	14.853719	10.048113	-32.35%	623,291	2008
	14.192860	14.853719	4.66%	719,196	2007
	12.566558	14.192860	12.94%	739,298	2006
	11.902703	12.566558	5.58%	725,881	2005
	10.769343	11.902703	10.52%	783,989	2004
	8.624287	10.769343	24.87%	748,620	2003
	10.000000	8.624287	-13.76%	107,155	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.283314	13.142866	7.00%	140,250	2010
	10.874260	12.283314	12.96%	205,369	2009
	12.981691	10.874260	-16.23%	248,522	2008
	12.438218	12.981691	4.37%	391,617	2007
	11.634398	12.438218	6.91%	430,895	2006
	11.292553	11.634398	3.03%	389,088	2005
	10.687744	11.292553	5.66%	405,517	2004
	9.533471	10.687744	12.11%	430,226	2003
	10.000000	9.533471	-4.67%	103,769	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.471206	16.763082	24.44%	0	2010
	9.990439	13.471206	34.84%	0	2009
	15.947524	9.990439	-37.35%	0	2008
	15.038349	15.947524	6.05%	0	2007
	13.878779	15.038349	8.35%	0	2006
	12.556101	13.878779	10.53%	0	2005
	11.003309	12.556101	14.11%	0	2004
	8.287603	11.003309	32.77%	0	2003
	10.000000	8.287603	-17.12%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.648405	15.697284	24.10%	24,446	2010
	9.397723	12.648405	34.59%	36,179	2009
	15.037158	9.397723	-37.50%	43,274	2008
	14.204698	15.037158	5.86%	57,367	2007
	13.126944	14.204698	8.21%	78,925	2006
	11.897253	13.126944	10.34%	90,462	2005
	10.446481	11.897253	13.89%	79,856	2004
	7.888920	10.446481	32.42%	84,829	2003
	10.000000	7.888920	-21.11%	44,381	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.532194	10.384760	-1.40%	66,043	2010
	10.677256	10.532194	-1.36%	274,879	2009
	10.610947	10.677256	0.62%	362,129	2008
	10.270218	10.610947	3.32%	251,907	2007
	9.964235	10.270218	3.07%	212,271	2006
	9.842716	9.964235	1.23%	274,362	2005
	9.902126	9.842716	-0.60%	182,610	2004
	9.980284	9.902126	-0.78%	144,098	2003
	10.000000	9.980284	-0.20%	45,294	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.141910	9.136293	12.21%	540	2010
	6.066908	8.141910	34.20%	0	2009
	10.000000	6.066908	-39.33%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.581882	11.071589	4.63%	0	2010
	8.265777	10.581882	28.02%	0	2009
	15.621179	8.265777	-47.09%	0	2008
	15.392990	15.621179	1.48%	0	2007
	12.718019	15.392990	21.03%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.425931	10.881486	4.37%	8,486	2010
	8.165743	10.425931	27.68%	14,468	2009
	15.466297	8.165743	-47.20%	15,876	2008
	15.274950	15.466297	1.25%	32,221	2007
	12.655579	15.274950	20.70%	29,970	2006
	11.480025	12.655579	10.24%	22,082	2005
	10.000000	11.480025	14.80%	3,750	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.036260	9.140787	13.74%	0	2010
	6.300902	8.036260	27.54%	0	2009
	10.000000	6.300902	-36.99%	1,936	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.900785	8.783164	11.17%	76,197	2010
	6.289031	7.900785	25.63%	101,036	2009
	10.000000	6.289031	-37.11%	1,005	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.760008	9.676660	24.70%	0	2010
	6.211307	7.760008	24.93%	0	2009
	10.000000	6.211307	-37.89%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.611937	10.158513	17.96%	2,011	2010
	6.694455	8.611937	28.64%	195	2009
	10.000000	6.694455	-33.06%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.114822	10.009994	23.35%	8,084	2010
	6.470852	8.114822	25.41%	9,154	2009
	12.275456	6.470852	-47.29%	9,970	2008
	11.370471	12.275456	7.96%	15,089	2007
	11.197216	11.370471	1.55%	27,574	2006
	10.540384	11.197216	6.23%	31,305	2005
	9.446127	10.540384	11.58%	31,837	2004
	7.146069	9.446127	32.19%	29,901	2003
	10.000000	7.146069	-28.54%	17,220	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.309572	15.366475	24.83%	0	2010
	9.891327	12.309572	24.45%	0	2009
	14.786064	9.891327	-33.10%	0	2008
	16.107711	14.786064	-8.21%	0	2007
	13.927255	16.107711	15.66%	0	2006
	13.703334	13.927255	1.63%	0	2005
	11.848281	13.703334	15.66%	0	2004
	7.660769	11.848281	54.66%	0	2003
	10.000000	7.660769	-23.39%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.219702	13.991537	24.71%	8,856	2010
	9.040985	11.219702	24.10%	11,779	2009
	13.544464	9.040985	-33.25%	16,186	2008
	14.808371	13.544464	-8.54%	21,131	2007
	12.825330	14.808371	15.46%	23,512	2006
	12.654931	12.825330	1.35%	23,863	2005
	10.970067	12.654931	15.36%	23,555	2004
	7.111435	10.970067	54.26%	18,694	2003
	10.000000	7.111435	-28.89%	9,654	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.364466	16.514019	23.57%	0	2010
	10.062373	13.364466	32.82%	0	2009
	16.510814	10.062373	-39.06%	0	2008
	16.396947	16.510814	0.69%	0	2007
	14.842345	16.396947	10.47%	0	2006
	13.401732	14.842345	10.75%	0	2005
	11.419672	13.401732	17.36%	0	2004
	8.213145	11.419672	39.04%	0	2003
	10.000000	8.213145	-17.87%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.461953	16.589314	23.23%	14,345	2010
	10.156317	13.461953	32.55%	23,663	2009
	16.709701	10.156317	-39.22%	24,607	2008
	16.633141	16.709701	0.46%	27,704	2007
	15.094730	16.633141	10.19%	39,774	2006
	13.667465	15.094730	10.44%	42,905	2005
	11.669474	13.667465	17.12%	27,905	2004
	8.416755	11.669474	38.65%	31,316	2003
	10.000000	8.416755	-15.83%	13,549	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.083547	9.024408	11.64%	604	2010
	6.529589	8.083547	23.80%	604	2009
	11.342033	6.529589	-42.43%	0	2008
	10.662330	11.342033	6.37%	0	2007
	10.000000	10.662330	6.62%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.181278	9.192402	28.01%	15,502	2010
	5.580432	7.181278	28.69%	20,262	2009
	10.000000	5.580432	-44.20%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.402907	10.505471	0.99%	5,379	2010
	9.850295	10.402907	5.61%	4,514	2009
	10.000000	9.850295	-1.50%	1,491	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.291421	14.578262	9.68%	0	2010
	10.000000	13.291421	32.91%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.937705	13.879239	7.28%	0	2010
	10.000000	12.937705	29.38%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.915914	13.819814	7.00%	125,225	2010
	10.000000	12.915914	29.16%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.912369	13.539657	4.86%	368	2010
	10.000000	12.912369	29.12%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.869112	14.716104	14.35%	0	2010
	9.342956	12.869112	37.74%	0	2009
	15.844363	9.342956	-41.03%	0	2008
	15.112775	15.844363	4.84%	0	2007
	13.023144	15.112775	16.05%	0	2006
	11.551312	13.023144	12.74%	0	2005
	10.000000	11.551312	15.51%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.690959	14.474017	14.05%	7,546	2010
	9.234558	12.690959	37.43%	21,688	2009
	15.700597	9.234558	-41.18%	29,462	2008
	15.015050	15.700597	4.57%	52,209	2007
	12.970830	15.015050	15.76%	45,513	2006
	11.534215	12.970830	12.46%	43,182	2005
	10.000000	11.534215	15.34%	38,152	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.588193	16.680532	14.34%	0	2010
	10.585344	14.588193	37.82%	0	2009
	17.949552	10.585344	-41.03%	0	2008
	17.123737	17.949552	4.82%	0	2007
	14.755623	17.123737	16.05%	0	2006
	13.091405	14.755623	12.71%	0	2005
	11.142036	13.091405	17.50%	0	2004
	7.900988	11.142036	41.02%	0	2003
	10.000000	7.900988	-20.99%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.308986	16.324329	14.08%	12,297	2010
	10.413844	14.308986	37.40%	19,837	2009
	17.700880	10.413844	-41.17%	26,649	2008
	16.924389	17.700880	4.59%	41,971	2007
	14.624644	16.924389	15.73%	50,000	2006
	13.003393	14.624644	12.47%	54,350	2005
	11.093665	13.003393	17.21%	69,119	2004
	7.875514	11.093665	40.86%	100,610	2003
	10.000000	7.875514	-21.24%	44,951	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.708055	16.644537	13.17%	27,366	2010
	12.597830	14.708055	16.75%	42,970	2009
	14.940938	12.597830	-15.68%	64,683	2008
	13.832880	14.940938	8.01%	55,568	2007
	13.082421	13.832880	5.74%	72,050	2006
	12.946704	13.082421	1.05%	84,595	2005
	12.109229	12.946704	6.92%	81,449	2004
	10.482440	12.109229	15.52%	91,974	2003
	10.000000	10.482440	4.82%	38,330	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.489349	2.814944	13.08%	0	2010
	1.991820	2.489349	24.98%	0	2009
	9.570368	1.991820	-79.19%	0	2008
	10.000000	9.570368	-4.30%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.516018	3.980358	13.21%	917	2010
	2.845522	3.516018	23.56%	917	2009
	13.531807	2.845522	-78.97%	917	2008
	13.738963	13.531807	-1.51%	1,031	2007
	12.733593	13.738963	7.90%	1,032	2006
	12.621872	12.733593	0.89%	1,063	2005
	11.747698	12.621872	7.44%	1,063	2004
	9.611648	11.747698	22.22%	0	2003
	10.000000	9.611648	-3.88%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.113851	11.550545	14.21%	33,157	2010
	8.014007	10.113851	26.20%	53,843	2009
	13.243332	8.014007	-39.49%	70,698	2008
	12.896974	13.243332	2.69%	99,967	2007
	11.397500	12.896974	13.16%	107,945	2006
	10.931316	11.397500	4.26%	114,854	2005
	10.157570	10.931316	7.62%	121,890	2004
	8.147660	10.157570	24.67%	127,589	2003
	10.000000	8.147660	-18.52%	48,096	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.878234	16.887019	21.68%	0	2010
	10.259307	13.878234	35.27%	0	2009
	16.736589	10.259307	-38.70%	0	2008
	17.183430	16.736589	-2.60%	0	2007
	15.153982	17.183430	13.39%	0	2006
	13.981420	15.153982	8.39%	36	2005
	11.873931	13.981420	17.75%	36	2004
	8.341730	11.873931	42.34%	0	2003
	10.000000	8.341730	-16.58%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	8.005087	9.712945	21.33%	642	2010
	5.931168	8.005087	34.97%	642	2009
	9.703069	5.931168	-38.87%	642	2008
	9.980538	9.703069	-2.78%	1,689	2007
	10.000000	9.980538	-0.19%	1,047	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.863506	11.715321	7.84%	4,005	2010
	10.000000	10.863506	8.64%	1,267	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.942921	11.349250	3.71%	6,362	2010
	10.000000	10.942921	9.43%	1,443	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.461248	12.925709	12.78%	0	2010
	8.954469	11.461248	27.99%	0	2009
	14.814649	8.954469	-39.56%	2,175	2008
	15.991919	14.814649	-7.36%	2,315	2007
	13.992066	15.991919	14.29%	2,413	2006
	13.485135	13.992066	3.76%	2,513	2005
	12.308863	13.485135	9.56%	2,513	2004
	10.000000	12.308863	23.09%	2,571	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.905960	12.916379	8.49%	0	2010
	9.688415	11.905960	22.89%	0	2009
	17.531586	9.688415	-44.74%	0	2008
	16.408947	17.531586	6.84%	3,427	2007
	13.029538	16.408947	25.94%	3,427	2006
	11.777432	13.029538	10.63%	3,427	2005
	10.279789	11.777432	14.57%	3,427	2004
	8.111590	10.279789	26.73%	0	2003
	10.000000	8.111590	-18.88%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.577677	14.381942	24.22%	0	2010
	8.927134	11.577677	29.69%	0	2009
	14.931286	8.927134	-40.21%	0	2008
	17.351540	14.931286	-13.95%	0	2007
	15.002556	17.351540	15.66%	0	2006
	14.215353	15.002556	5.54%	0	2005
	11.422704	14.215353	24.45%	0	2004
	7.741366	11.422704	47.55%	0	2003
	10.000000	7.741366	-22.59%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.830400	14.090974	19.11%	26,885	2010
	7.320684	11.830400	61.60%	0	2009
	11.791375	7.320684	-37.91%	0	2008
	11.334034	11.791375	4.04%	3,876	2007
	10.901950	11.334034	3.96%	4,220	2006
	10.460783	10.901950	4.22%	4,303	2005
	10.100960	10.460783	3.56%	4,303	2004
	8.201371	10.100960	23.16%	0	2003
	10.000000	8.201371	-17.99%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.735258	11.310953	5.36%	1,931	2010
	9.953942	10.735258	7.85%	0	2009
	11.274040	9.953942	-11.71%	0	2008
	10.867872	11.274040	3.74%	0	2007
	10.642778	10.867872	2.11%	820	2006
	10.384934	10.642778	2.48%	2,025	2005
	10.120184	10.384934	2.62%	660	2004
	10.000000	10.120184	1.20%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.805635	18.06%	4,315	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.078108	16.347518	25.00%	268	2010
	10.000000	13.078108	30.78%	104	2009*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.757913	10.847314	11.16%	1,197	2010
	8.227306	9.757913	18.60%	3,747	2009
	14.077196	8.227306	-41.56%	4,044	2008
	13.623319	14.077196	3.33%	9,929	2007
	11.816300	13.623319	15.29%	12,198	2006
	11.462822	11.816300	3.08%	11,233	2005
	10.457883	11.462822	9.61%	12,932	2004
	8.027909	10.457883	30.27%	12,008	2003
	10.000000	8.027909	-19.72%	497	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.903789	16.347203	2.79%	0	2010
	12.011025	15.903789	32.41%	67	2009
	26.089218	12.011025	-53.96%	185	2008
	25.075412	26.089218	4.04%	185	2007
	18.830266	25.075412	33.17%	1,720	2006
	16.397554	18.830266	14.84%	1,720	2005
	13.322675	16.397554	23.08%	1,720	2004
	9.391130	13.322675	41.86%	2,224	2003
	10.000000	9.391130	-6.09%	1,773	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.562783	10.350744	8.24%	275	2010
	7.077361	9.562783	35.12%	651	2009
	11.933836	7.077361	-40.70%	1,765	2008
	10.659209	11.933836	11.96%	2,266	2007
	10.885413	10.659209	-2.08%	2,618	2006
	9.617549	10.885413	13.18%	2,778	2005
	9.007378	9.617549	6.77%	4,945	2004
	7.408641	9.007378	21.58%	4,945	2003
	10.000000	7.408641	-25.91%	3,794	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.505937	19.344482	24.76%	684	2010
	11.029250	15.505937	40.59%	593	2009
	17.418461	11.029250	-36.68%	764	2008
	17.410213	17.418461	0.05%	761	2007
	15.468830	17.410213	12.55%	1,315	2006
	14.719656	15.468830	5.09%	1,320	2005
	12.543577	14.719656	17.35%	2,173	2004
	9.033823	12.543577	38.85%	2,490	2003
	10.000000	9.033823	-9.66%	1,034	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.059777	13.045088	8.17%	0	2010
	10.000000	12.059777	20.60%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.067466	16.204179	24.00%	0	2010
	10.605545	13.067466	23.21%	0	2009
	15.577431	10.605545	-31.92%	0	2008
	15.912110	15.577431	-2.10%	0	2007
	14.111912	15.912110	12.76%	0	2006
	13.353067	14.111912	5.68%	0	2005
	11.116610	13.353067	20.12%	0	2004
	8.186953	11.116610	35.78%	0	2003
	10.000000	8.186953	-18.13%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.263768	11.613669	13.15%	0	2010
	7.786418	10.263768	31.82%	0	2009
	12.049015	7.786418	-35.38%	0	2008
	11.344072	12.049015	6.21%	0	2007
	10.540712	11.344072	7.62%	0	2006
	10.322149	10.540712	2.12%	0	2005
	9.861539	10.322149	4.67%	0	2004
	7.941454	9.861539	24.18%	0	2003
	10.000000	7.941454	-20.59%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.955964	12.399323	13.17%	0	2010
	8.799801	10.955964	24.50%	0	2009
	14.205758	8.799801	-38.05%	0	2008
	13.696146	14.205758	3.72%	0	2007
	12.032323	13.696146	13.83%	0	2006
	11.661722	12.032323	3.18%	0	2005
	10.695244	11.661722	9.04%	0	2004
	8.454451	10.695244	26.50%	0	2003
	10.000000	8.454451	-15.46%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.226893	13.801361	12.88%	6,965	2010
	9.843149	12.226893	24.22%	7,570	2009
	15.935379	9.843149	-38.23%	7,840	2008
	15.402330	15.935379	3.46%	13,120	2007
	13.565518	15.402330	13.54%	14,096	2006
	13.180175	13.565518	2.92%	14,645	2005
	12.119424	13.180175	8.75%	14,695	2004
	10.000000	12.119424	21.19%	6,447	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	10.026656	11.166706	11.37%	3,886	2010
	8.982568	10.026656	11.62%	5,768	2009
	12.959676	8.982568	-30.69%	5,059	2008
	11.994900	12.959676	8.04%	8,667	2007
	10.511900	11.994900	14.11%	8,702	2006
	10.488318	10.511900	0.22%	9,083	2005
	9.936180	10.488318	5.56%	9,083	2004
	8.138918	9.936180	22.08%	6,300	2003
	10.000000	8.138918	-18.61%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.795061	17.804984	12.73%	2,296	2010
	10.511335	15.795061	50.27%	2,230	2009
	14.432193	10.511335	-27.17%	2,559	2008
	14.193582	14.432193	1.68%	3,208	2007
	13.025381	14.193582	8.97%	5,960	2006
	12.922959	13.025381	0.79%	5,301	2005
	11.903626	12.922959	8.56%	5,672	2004
	9.917396	11.903626	20.03%	5,487	2003
	10.000000	9.917396	-0.83%	1,216	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.852560	13.743415	6.93%	0	2010
	10.828757	12.852560	18.69%	0	2009
	11.851839	10.828757	-8.63%	0	2008
	11.412740	11.851839	3.85%	0	2007
	11.118322	11.412740	2.65%	0	2006
	11.136964	11.118322	-0.17%	0	2005
	10.906032	11.136964	2.12%	0	2004
	10.575206	10.906032	3.13%	0	2003
	10.000000	10.575206	5.75%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.749872	13.605674	6.71%	5,876	2010
	10.767208	12.749872	18.41%	6,376	2009
	11.818253	10.767208	-8.89%	6,854	2008
	11.406746	11.818253	3.61%	13,821	2007
	11.137559	11.406746	2.42%	18,203	2006
	11.190525	11.137559	-0.47%	19,563	2005
	10.990311	11.190525	1.82%	19,678	2004
	10.677956	10.990311	2.93%	11,390	2003
	10.000000	10.677956	6.78%	878	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.341475	10.695323	14.49%	0	2010
	7.138310	9.341475	30.86%	0	2009
	11.296394	7.138310	-36.81%	0	2008
	9.643354	11.296394	17.14%	0	2007
	9.157644	9.643354	5.30%	0	2006
	8.952583	9.157644	2.29%	0	2005
	8.581974	8.952583	4.32%	0	2004
	7.071289	8.581974	21.36%	0	2003
	8.495649	7.071289	-16.77%	0	2002
	9.321262	8.495649	-8.86%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.560090	9.787843	14.34%	659	2010
	6.559949	8.560090	30.49%	659	2009
	10.391525	6.559949	-36.87%	659	2008
	8.891275	10.391525	16.87%	659	2007
	8.453308	8.891275	5.18%	1,008	2006
	8.282073	8.453308	2.07%	1,008	2005
	7.955959	8.282073	4.10%	1,008	2004
	6.561950	7.955959	21.24%	1,008	2003
	7.910526	6.561950	-17.05%	1,008	2002
	8.687931	7.910526	-8.95%	4,458	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.215465	12.615953	12.49%	0	2010
	8.826128	11.215465	27.07%	0	2009
	12.582426	8.826128	-29.85%	0	2008
	11.068601	12.582426	13.68%	0	2007
	10.473238	11.068601	5.68%	0	2006
	10.225256	10.473238	2.43%	0	2005
	9.847933	10.225256	3.83%	0	2004
	8.475164	9.847933	16.20%	0	2003
	9.435174	8.475164	-10.17%	0	2002
	9.999235	9.435174	-5.64%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.457074	11.744517	12.31%	453	2010
	8.240776	10.457074	26.89%	1,239	2009
	11.762172	8.240776	-29.94%	1,249	2008
	10.363546	11.762172	13.50%	968	2007
	9.815206	10.363546	5.59%	6,368	2006
	9.596395	9.815206	2.28%	6,368	2005
	9.258218	9.596395	3.65%	6,368	2004
	7.984117	9.258218	15.96%	6,368	2003
	8.905724	7.984117	-10.35%	6,368	2002
	9.451842	8.905724	-5.78%	6,368	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.490404	12.198135	16.28%	0	2010
	7.693648	10.490404	36.35%	0	2009
	11.832847	7.693648	-34.98%	0	2008
	11.026661	11.832847	7.31%	0	2007
	10.021945	11.026661	10.03%	0	2006
	9.628846	10.021945	4.08%	0	2005
	9.267990	9.628846	3.89%	213	2004
	8.001794	9.267990	15.82%	228	2003
	8.898573	8.001794	-10.08%	326	2002
	9.188680	8.898573	-3.16%	326	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.793863	12.526275	16.05%	565	2010
	7.918189	10.793863	36.32%	565	2009
	12.201421	7.918189	-35.10%	565	2008
	11.388856	12.201421	7.13%	565	2007
	10.364188	11.388856	9.89%	642	2006
	9.965494	10.364188	4.00%	642	2005
	9.617161	9.965494	3.62%	642	2004
	8.311447	9.617161	15.71%	642	2003
	9.261102	8.311447	-10.25%	1,306	2002
	9.577347	9.261102	-3.30%	1,306	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.566030	8.803372	16.35%	0	2010
	5.648633	7.566030	33.94%	0	2009
	9.746094	5.648633	-42.04%	0	2008
	9.249681	9.746094	5.37%	0	2007
	8.233251	9.249681	12.35%	0	2006
	6.905260	8.233251	19.23%	0	2005
	6.918658	6.905260	-0.19%	0	2004
	5.608333	6.918658	23.36%	0	2003
	6.134110	5.608333	-8.57%	0	2002
	8.719244	6.134110	-29.65%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.452102	8.665010	16.28%	741	2010
	5.568779	7.452102	33.82%	4,963	2009
	9.634474	5.568779	-42.20%	4,963	2008
	9.160524	9.634474	5.17%	6,950	2007
	8.166717	9.160524	12.17%	6,989	2006
	6.866697	8.166717	18.93%	3,008	2005
	6.879523	6.866697	-0.19%	3,008	2004
	5.588492	6.879523	23.10%	3,008	2003
	6.134116	5.588492	-8.89%	1,179	2002
	8.719240	6.134116	-29.65%	1,179	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.568579	10.852728	13.42%	8,518	2010
	7.466952	9.568579	28.15%	8,518	2009
	13.224553	7.466952	-43.54%	8,518	2008
	13.232618	13.224553	-0.06%	8,518	2007
	11.181512	13.232618	18.34%	8,518	2006
	10.727863	11.181512	4.23%	8,721	2005
	9.773226	10.727863	9.77%	9,059	2004
	7.615491	9.773226	28.33%	27,346	2003
	9.310188	7.615491	-18.20%	33,257	2002
	9.954571	9.310188	-6.47%	33,970	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.277225	11.639158	13.25%	13,024	2010
	8.029056	10.277225	28.00%	22,595	2009
	14.246847	8.029056	-43.64%	24,054	2008
	14.275958	14.246847	-0.20%	37,650	2007
	12.078310	14.275958	18.19%	40,295	2006
	11.608850	12.078310	4.04%	40,587	2005
	10.590004	11.608850	9.62%	47,513	2004
	8.264101	10.590004	28.14%	24,508	2003
	10.212941	8.264101	-18.35%	4,487	2002
	10.838163	10.121941	-6.61%	2,294	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.354202	9.440331	13.00%	0	2010
	6.666468	8.354202	25.32%	0	2009
	11.618276	6.666468	-42.62%	0	2008
	10.526838	11.618276	10.37%	1,359	2007
	9.451564	10.526838	11.38%	1,359	2006
	8.918852	9.451564	5.97%	1,359	2005
	8.557704	8.918852	4.22%	1,885	2004
	7.025556	8.557704	21.81%	17,822	2003
	8.557520	7.025556	-17.90%	23,477	2002
	9.527370	8.557520	-10.18%	24,151	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.468109	9.559452	12.89%	3,397	2010
	6.765078	8.468109	25.17%	4,778	2009
	11.815117	6.765078	-42.74%	5,168	2008
	10.718871	11.815117	10.23%	10,851	2007
	9.637204	10.718871	11.22%	12,740	2006
	9.104819	9.637204	5.85%	12,806	2005
	8.755178	9.104819	3.99%	13,366	2004
	7.196679	8.755178	21.66%	12,628	2003
	8.782013	7.196679	-18.05%	4,053	2002
	9.794199	8.782013	-10.33%	5,662	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.226253	8.834759	22.26%	135	2010
	5.721961	7.226253	26.29%	135	2009
	11.003953	5.721961	-48.00%	135	2008
	8.801655	11.003953	25.02%	135	2007
	8.367510	8.801655	5.19%	135	2006
	8.034459	8.367510	4.15%	135	2005
	7.895012	8.034459	1.77%	135	2004
	6.033255	7.895012	30.86%	7,912	2003
	8.770906	6.033255	-31.21%	7,912	2002
	10.818621	8.770906	-18.93%	10,188	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.566571	6.794959	22.07%	4,622	2010
	4.414068	5.566571	26.11%	6,001	2009
	8.500698	4.414068	-48.07%	6,159	2008
	6.810709	8.500698	24.81%	24,933	2007
	6.484457	6.810709	5.03%	23,029	2006
	6.236424	6.484457	3.98%	29,513	2005
	6.136573	6.236424	1.63%	31,185	2004
	4.697996	6.136573	30.62%	30,317	2003
	6.839254	4.697996	-31.31%	23,206	2002
	8.450368	6.839254	-19.07%	27,699	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.470446	10.408690	22.88%	0	2010
	6.151261	8.470446	37.70%	0	2009
	12.209119	6.151261	-49.62%	0	2008
	10.543329	12.209119	15.80%	0	2007
	9.866960	10.543329	6.85%	0	2006
	9.271926	9.866960	6.42%	0	2005
	8.535401	9.271926	8.63%	0	2004
	6.637781	8.535401	28.59%	0	2003
	9.143625	6.637781	-27.41%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.283214	10.178040	22.88%	4,328	2010
	6.032593	8.283214	37.31%	4,328	2009
	11.980339	6.032593	-49.65%	3,991	2008
	10.362896	11.980339	15.61%	6,123	2007
	9.709890	10.362896	6.73%	7,986	2006
	9.144489	9.709890	6.18%	8,828	2005
	8.438417	9.144489	8.37%	9,108	2004
	6.572174	8.438417	28.40%	5,248	2003
	9.088147	6.572174	-27.68%	94	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.364129	11.622186	12.14%	5,817	2010
	7.314592	10.364129	41.69%	5,817	2009
	9.904753	7.314592	-26.15%	5,817	2008
	9.791165	9.904753	1.16%	5,817	2007
	8.935962	9.791165	9.57%	5,817	2006
	8.843931	8.935962	1.04%	5,955	2005
	8.197878	8.843931	7.88%	5,955	2004
	6.551463	8.197878	25.13%	17,638	2003
	6.415725	6.551463	2.12%	23,215	2002
	7.389789	6.415725	-13.18%	23,904	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.094378	12.428479	12.03%	2,739	2010
	7.846954	11.094378	41.38%	3,026	2009
	10.636645	7.846954	-26.23%	3,884	2008
	10.526400	10.636645	1.05%	5,509	2007
	9.620235	10.526400	9.42%	5,797	2006
	9.540782	9.620235	0.83%	5,804	2005
	8.850632	9.540782	7.80%	6,320	2004
	7.085183	8.850632	24.92%	6,654	2003
	6.959828	7.085183	1.80%	1,315	2002
	8.019694	6.959828	-13.22%	1,315	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.217166	11.457702	12.14%	0	2010
	7.224812	10.217166	41.42%	0	2009
	9.798805	7.224812	-26.27%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.217166	11.457702	12.14%	0	2010
	7.224812	10.217166	41.42%	0	2009
	9.798805	7.224812	-26.27%	0	2008
	10.000000	9.798805	-2.01%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	12.043410	13.651991	13.36%	1,496	2010
	9.652436	12.043410	24.77%	1,500	2009
	15.546704	9.652436	-37.91%	1,910	2008
	14.962815	15.546704	3.90%	2,718	2007
	13.118871	14.962815	14.06%	3,592	2006
	12.698760	13.118871	3.31%	8,031	2005
	11.649028	12.698760	9.01%	9,301	2004
	9.205181	11.649028	26.55%	12,620	2003
	12.013694	9.205181	-23.38%	11,379	2002
	13.870024	12.013694	-13.38%	12,251	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	16.713382	17.756618	6.24%	0	2010
	14.655015	16.713382	14.05%	0	2009
	15.370088	14.655015	-4.65%	0	2008
	14.947657	15.370088	2.83%	0	2007
	14.534850	14.947657	2.84%	0	2006
	14.431813	14.534850	0.71%	0	2005
	14.019511	14.431813	2.94%	474	2004
	13.522075	14.019511	3.68%	507	2003
	12.434847	13.522075	8.74%	724	2002
	11.634088	12.434847	6.88%	820	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	30.452113	38.625003	26.84%	2,653	2010
	22.069112	30.452113	37.99%	2,653	2009
	37.020700	22.069112	-40.39%	2,653	2008
	32.530377	37.020700	13.80%	2,653	2007
	29.316635	32.530377	10.96%	2,653	2006
	25.165453	29.316635	16.50%	2,716	2005
	20.465720	25.165453	22.96%	2,716	2004
	14.991208	20.465720	36.52%	2,716	2003
	16.882585	14.991208	-11.20%	2,716	2002
	17.728734	16.882585	-4.77%	4,372	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.871798	23.912219	26.71%	13,511	2010
	13.702429	18.871798	37.73%	20,625	2009
	23.023036	13.702429	-40.48%	21,964	2008
	20.256590	23.023036	13.66%	29,279	2007
	18.285819	20.256590	10.78%	32,873	2006
	15.721609	18.285819	16.31%	36,497	2005
	12.797437	15.721609	22.85%	37,101	2004
	9.392702	12.797437	36.25%	30,164	2003
	10.592911	9.392702	-11.33%	22,566	2002
	11.141333	10.592911	-4.92%	26,805	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.725363	12.571318	-1.21%	0	2010
	12.820175	12.725363	-0.74%	0	2009
	12.626422	12.820175	1.53%	0	2008
	12.182153	12.626422	3.65%	619	2007
	11.784544	12.182153	3.37%	619	2006
	11.604286	11.784544	1.55%	619	2005
	11.634636	11.604286	-0.26%	619	2004
	11.689079	11.634636	-0.47%	619	2003
	11.663532	11.689079	0.22%	619	2002
	11.364567	11.663532	2.63%	7,693	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.871920	12.106477	11.36%	3,032	2010
	8.725138	10.871920	24.60%	3,032	2009
	15.772298	8.725138	-44.68%	3,032	2008
	13.655871	15.772298	15.50%	3,517	2007
	11.747842	13.655871	16.24%	3,516	2006
	10.019330	11.747842	17.25%	3,589	2005
	8.958413	10.019330	11.84%	3,589	2004
	6.347608	8.958413	41.13%	3,589	2003
	8.086093	6.347608	-21.50%	3,589	2002
	10.423141	8.086093	-22.42%	5,950	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.641488	9.608852	11.19%	0	2010
	6.947087	8.641488	24.39%	0	2009
	12.579366	6.947087	-44.77%	0	2008
	10.905690	12.579366	15.35%	0	2007
	9.395816	10.905690	16.07%	0	2006
	8.026125	9.395816	17.07%	0	2005
	7.187283	8.026125	11.67%	592	2004
	5.098626	7.187283	40.97%	592	2003
	6.504258	5.098626	-21.61%	976	2002
	8.372418	6.504258	-22.31%	976	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.872697	13.201364	11.19%	0	2010
	9.546272	11.872697	24.37%	0	2009
	17.281415	9.546272	-44.76%	555	2008
	14.981232	17.281415	15.35%	437	2007
	12.902681	14.981232	16.11%	676	2006
	11.025556	12.902681	17.03%	0	2005
	10.000000	11.025556	10.26%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.983910	13.346781	11.37%	5,413	2010
	9.613566	11.983910	24.66%	5,413	2009
	17.382317	9.613566	-44.69%	5,413	2008
	15.047474	17.382317	15.52%	5,413	2007
	12.944699	15.047474	16.24%	5,413	2006
	11.044441	12.944699	17.21%	5,542	2005
	10.000000	11.044441	10.44%	5,542	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.866063	11.447255	16.03%	0	2010
	7.033100	9.866063	40.28%	0	2009
	13.347423	7.033100	-47.31%	0	2008
	13.280180	13.347423	0.51%	0	2007
	11.762792	13.280180	12.90%	0	2006
	11.250986	11.762792	4.55%	0	2005
	10.278446	11.250986	9.46%	0	2004
	7.778851	10.278446	32.13%	0	2003
	9.371044	7.778851	-16.99%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.739371	11.279478	15.81%	817	2010
	6.954494	9.739371	40.04%	817	2009
	13.215969	6.954494	-47.38%	847	2008
	13.166512	13.215969	0.38%	777	2007
	11.677200	13.166512	12.75%	737	2006
	11.195070	11.677200	4.31%	739	2005
	10.240656	11.195070	9.32%	727	2004
	7.769277	10.240656	31.81%	729	2003
	9.371056	7.769277	-17.09%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.424900	15.484215	24.62%	0	2010
	8.010144	12.424900	55.11%	0	2009
	16.648071	8.010144	-51.89%	0	2008
	15.998493	16.648071	4.06%	0	2007
	13.970393	15.998493	14.52%	0	2006
	13.822247	13.970393	1.07%	0	2005
	12.304496	13.822247	12.33%	0	2004
	7.912571	12.304496	55.51%	0	2003
	10.000000	7.912571	-20.87%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.608532	14.453487	24.51%	2,008	2010
	7.495475	11.608532	54.87%	3,431	2009
	15.613603	7.495475	-51.99%	3,760	2008
	15.026941	15.613603	3.90%	4,580	2007
	13.143393	15.026941	14.33%	5,161	2006
	13.020250	13.143393	0.95%	6,108	2005
	11.605648	13.020250	12.19%	8,282	2004
	7.483429	11.605648	55.08%	5,326	2003
	10.000000	7.483429	-25.17%	36	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.417489	13.608239	19.19%	0	2010
	9.845468	11.417489	15.97%	0	2009
	13.674967	9.845468	-28.00%	0	2008
	14.220590	13.674967	-3.84%	0	2007
	12.287681	14.220590	15.73%	0	2006
	12.025123	12.287681	2.18%	0	2005
	10.968104	12.025123	9.64%	0	2004
	8.912053	10.968104	23.07%	0	2003
	10.000000	8.912053	-10.88%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.461035	9.193434	8.66%	0	2010
	6.591481	8.461035	28.36%	0	2009
	10.000000	6.591481	-34.09%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.088671	15.089038	7.10%	0	2010
	10.409045	14.088671	35.35%	0	2009
	17.673269	10.409045	-41.10%	0	2008
	15.489159	17.673269	14.10%	0	2007
	12.914303	15.489159	19.94%	0	2006
	11.861158	12.914303	8.88%	0	2005
	10.124780	11.861158	17.15%	0	2004
	7.750625	10.124780	30.63%	0	2003
	10.000000	7.750625	-22.49%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.441861	9.584562	13.54%	2,316	2010
	7.095926	8.441861	18.97%	2,405	2009
	12.550158	7.095926	-43.46%	3,044	2008
	11.398449	12.550158	10.10%	4,983	2007
	10.905079	11.398449	4.52%	5,002	2006
	10.190860	10.905079	7.01%	5,567	2005
	9.724939	10.190860	4.79%	6,530	2004
	7.638715	9.724939	27.31%	3,720	2003
	10.000000	7.638715	-23.61%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.701882	13.697915	17.06%	0	2010
	8.340201	11.701882	40.31%	0	2009
	15.976204	8.340201	-47.80%	0	2008
	14.626399	15.976204	9.23%	0	2007
	12.736873	14.626399	14.84%	0	2006
	11.791135	12.736873	8.02%	0	2005
	10.358974	11.791135	13.83%	0	2004
	7.765532	10.358974	33.40%	0	2003
	10.000000	7.765532	-22.34%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.819209	12.632021	16.76%	0	2010
	7.731801	10.819209	39.93%	0	2009
	14.839349	7.731801	-47.90%	0	2008
	13.621998	14.839349	8.94%	0	2007
	11.889126	13.621998	14.58%	0	2006
	11.040512	11.889126	7.69%	0	2005
	10.000000	11.040512	10.41%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.024547	10.823287	7.97%	0	2010
	7.928457	10.024547	26.44%	0	2009
	11.516602	7.928457	-31.16%	0	2008
	10.809598	11.516602	6.54%	0	2007
	10.000000	10.809598	8.10%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.936576	10.698282	7.67%	1,029	2010
	7.878245	9.936576	26.13%	1,099	2009
	11.473122	7.878245	-31.33%	2,710	2008
	10.792536	11.473122	6.31%	2,944	2007
	10.000000	10.792536	7.93%	2,944	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.864322	18.715437	10.98%	250	2010
	12.684135	16.864322	32.96%	406	2009
	21.648925	12.684135	-41.41%	1,420	2008
	19.195864	21.648925	12.78%	1,420	2007
	15.230929	19.195864	26.03%	1,344	2006
	13.129999	15.230929	16.00%	1,344	2005
	10.770118	13.129999	21.91%	1,344	2004
	8.498151	10.770118	26.73%	1,344	2003
	10.000000	8.498151	-15.02%	1,061	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.693609	15.399704	12.46%	0	2010
	10.671102	13.693609	28.32%	0	2009
	15.148630	10.671102	-29.56%	0	2008
	14.032713	15.148630	7.95%	0	2007
	12.799651	14.032713	9.63%	0	2006
	12.068288	12.799651	6.06%	0	2005
	10.759131	12.068288	12.17%	0	2004
	8.575093	10.759131	25.47%	0	2003
	10.000000	8.575093	-14.25%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.275165	10.929203	17.83%	2,727	2010
	5.681862	9.275165	63.24%	3,878	2009
	11.330613	5.681862	-49.85%	5,214	2008
	9.857565	11.330613	14.94%	8,946	2007
	9.746397	9.857565	1.14%	9,641	2006
	9.187615	9.746397	6.08%	10,647	2005
	8.731067	9.187615	5.23%	11,647	2004
	6.973978	8.731067	25.19%	8,574	2003
	10.000000	6.973978	-30.26%	654	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.830788	12.349186	14.02%	10,666	2010
	8.558811	10.830788	26.55%	11,835	2009
	13.528277	8.558811	-36.73%	13,284	2008
	14.055687	13.528277	-3.75%	16,776	2007
	12.290001	14.055687	14.37%	18,046	2006
	11.978032	12.290001	2.60%	21,910	2005
	10.350397	11.978032	15.73%	23,326	2004
	8.031389	10.350397	28.87%	13,117	2003
	10.000000	8.031389	-19.69%	1,029	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.849485	12.690851	7.10%	277	2010
	10.000000	11.849485	18.49%	288	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.816943	10.850315	10.53%	4,824	2010
	7.161527	9.816943	37.08%	5,351	2009
	11.531365	7.161527	-37.90%	4,771	2008
	10.539940	11.531365	9.41%	6,443	2007
	9.966594	10.539940	5.75%	6,601	2006
	9.702716	9.966594	2.72%	6,933	2005
	9.033782	9.702716	7.40%	8,266	2004
	7.476564	9.033782	20.83%	3,702	2003
	10.000000	7.476564	-25.23%	579	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.042006	8.966756	27.33%	6,530	2010
	5.058824	7.042006	39.20%	6,010	2009
	10.604939	5.058824	-52.30%	3,513	2008
	9.827303	10.604939	7.91%	9,207	2007
	9.747626	9.827303	0.82%	9,004	2006
	9.615874	9.747626	1.37%	8,991	2005
	8.530714	9.615874	12.72%	13,698	2004
	6.336449	8.530714	34.63%	9,516	2003
	10.000000	6.336449	-36.64%	3,265	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.018532	14.761619	33.97%	343	2010
	6.862576	11.018532	60.56%	343	2009
	11.514054	6.862576	-40.40%	343	2008
	11.427202	11.514054	0.76%	348	2007
	10.267304	11.427202	11.30%	348	2006
	9.918886	10.267304	3.51%	396	2005
	9.476414	9.918886	4.67%	396	2004
	7.206504	9.476414	31.50%	396	2003
	10.000000	7.206504	-27.93%	268	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.557776	13.763904	9.60%	7,166	2010
	10.406216	12.557776	20.68%	7,421	2009
	15.700194	10.406216	-33.72%	8,358	2008
	14.807978	15.700194	6.03%	8,566	2007
	12.468462	14.807978	18.76%	8,005	2006
	11.882937	12.468462	4.93%	6,844	2005
	10.500947	11.882937	13.16%	9,738	2004
	8.544341	10.500947	22.90%	794	2003
	10.000000	8.544341	-14.56%	0	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.738866	7.39%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.338347	12.353146	8.95%	0	2010
	9.158567	11.338347	23.80%	0	2009
	13.103301	9.158567	-31.38%	0	2008
	12.439970	13.103301	5.33%	0	2007
	11.431357	12.439970	8.82%	0	2006
	11.153368	11.431357	2.49%	0	2005
	10.683079	11.153368	4.40%	0	2004
	9.242378	10.683079	15.59%	0	2003
	10.000000	9.242378	-7.58%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.905237	13.203521	21.08%	0	2010
	8.419686	10.905237	29.52%	1,443	2009
	14.108638	8.419686	-40.32%	2,409	2008
	13.304427	14.108638	6.04%	2,250	2007
	11.872740	13.304427	12.06%	1,443	2006
	11.273853	11.872740	5.31%	4,316	2005
	10.000000	11.273853	12.74%	853	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.429821	13.860721	11.51%	0	2010
	10.000000	12.429821	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.204535	10.161246	10.39%	0	2010
	7.567959	9.204535	21.63%	0	2009
	10.935557	7.567959	-30.79%	755	2008
	10.455243	10.935557	4.59%	755	2007
	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.397879	10.860962	4.45%	0	2010
	9.407821	10.397879	10.52%	0	2009
	10.591896	9.407821	-11.18%	0	2008
	10.437325	10.591896	1.48%	0	2007
	10.000000	10.437325	4.37%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.211900	11.201198	9.69%	217	2010
	7.317716	10.211900	39.55%	636	2009
	12.101040	7.317716	-39.53%	1,118	2008
	10.737612	12.101040	12.70%	1,118	2007
	10.000000	10.737612	7.38%	1,118	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.510393	9.912974	16.48%	0	2010
	6.222418	8.510393	36.77%	0	2009
	11.318398	6.222418	-45.02%	0	2008
	10.264514	11.318398	10.27%	0	2007
	10.000000	10.264514	2.65%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.700958	8.422309	9.37%	0	2010
	5.979217	7.700958	28.80%	0	2009
	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.800636	13.160066	11.52%	0	2010
	8.196988	11.800636	43.96%	0	2009
	11.568076	8.196988	-29.14%	0	2008
	11.378717	11.568076	1.66%	0	2007
	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.694232	8.749384	13.71%	0	2010
	5.104127	7.694232	50.75%	0	2009
	10.000000	5.104127	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.931024	9.659198	21.79%	0	2010
	6.118329	7.931024	29.63%	0	2009
	10.000000	6.118329	-38.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.912626	9.635296	21.77%	0	2010
	6.116424	7.912626	29.37%	0	2009
	10.000000	6.116424	-38.84%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.085889	9.160504	13.29%	0	2010
	6.350701	8.085889	27.32%	0	2009
	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.342158	10.164795	8.81%	0	2010
	7.911463	9.342158	18.08%	0	2009
	10.000000	7.911463	-20.89%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.797984	9.744657	10.76%	0	2010
	7.190018	8.797984	22.36%	0	2009
	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.091860	10.621908	5.25%	0	2010
	9.060605	10.091860	11.38%	0	2009
	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.070489	9.955449	9.76%	0	2010
	7.547472	9.070489	20.18%	0	2009
	10.000000	7.547472	-24.53%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.516605	9.510405	11.67%	0	2010
	6.827311	8.516605	24.74%	0	2009
	10.000000	6.827311	-31.73%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.615490	10.332147	7.45%	0	2010
	8.291069	9.615490	15.97%	0	2009
	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.558648	11.139841	5.50%	0	2010
	9.848830	10.558648	7.21%	0	2009
	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.516530	11.066542	5.23%	0	2010
	9.827005	10.516530	7.02%	0	2009
	10.000000	9.827005	-1.73%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.282996	12.021646	6.55%	0	2010
	9.832816	11.282996	14.75%	0	2009
	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.878356	29.561646	14.23%	221	2010
	16.101081	25.878356	60.72%	221	2009
	38.836311	16.101081	-58.54%	221	2008
	27.143838	38.836311	43.08%	239	2007
	20.204681	27.143838	34.34%	1,076	2006
	15.492245	20.204681	30.42%	1,119	2005
	13.052583	15.492245	18.69%	1,130	2004
	8.043226	13.052583	62.28%	1,830	2003
	10.000000	8.043226	-19.57%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.740483	22.545471	14.21%	1,543	2010
	12.282213	19.740483	60.72%	1,547	2009
	29.578397	12.282213	-58.48%	1,632	2008
	20.636451	29.578397	43.33%	1,522	2007
	15.333741	20.636451	34.58%	1,868	2006
	11.743412	15.333741	30.57%	44	2005
	10.000000	11.743412	17.43%	766	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	13.023261	13.448154	3.26%	12,624	2010
	12.868893	13.023261	1.20%	16,506	2009
	12.122423	12.868893	6.16%	14,147	2008
	11.479951	12.122423	5.60%	14,294	2007
	11.271766	11.479951	1.85%	17,679	2006
	11.075689	11.271766	1.77%	20,878	2005
	10.883610	11.075689	1.76%	21,962	2004
	10.827174	10.883610	0.52%	15,702	2003
	10.000000	10.827174	8.27%	2,297	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.958402	7.749265	11.37%	246	2010
	5.454411	6.958402	27.57%	257	2009
	10.000000	5.454411	-45.46%	266	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.075131	13.641011	12.97%	48,010	2010
	9.632280	12.075131	25.36%	76,345	2009
	15.476176	9.632280	-37.76%	86,957	2008
	14.821992	15.476176	4.41%	114,175	2007
	12.868730	14.821992	15.18%	123,022	2006
	12.097970	12.868730	6.37%	131,354	2005
	10.765878	12.097970	12.37%	137,634	2004
	8.284166	10.765878	29.96%	78,288	2003
	10.000000	8.284166	-17.16%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.527329	12.475188	8.22%	0	2010
	10.000000	11.527329	15.27%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.086136	13.343928	10.41%	0	2010
	10.000000	12.086136	20.86%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.973948	12.495712	4.36%	102	2010
	11.138262	11.973948	7.50%	306	2009
	12.026494	11.138262	-7.39%	3,340	2008
	11.581202	12.026494	3.84%	13,766	2007
	11.068847	11.581202	4.63%	20,148	2006
	10.871753	11.068847	1.81%	20,241	2005
	10.541282	10.871753	3.14%	14,566	2004
	9.912611	10.541282	6.34%	14,429	2003
	10.000000	9.912611	-0.87%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.186334	13.320416	9.31%	82,657	2010
	10.379464	12.186334	17.41%	119,009	2009
	13.713167	10.379464	-24.31%	127,240	2008
	13.170649	13.713167	4.12%	192,792	2007
	12.001363	13.170649	9.74%	242,137	2006
	11.559678	12.001363	3.82%	253,497	2005
	10.708756	11.559678	7.95%	279,939	2004
	9.051151	10.708576	18.31%	159,758	2003
	10.000000	9.051151	-9.49%	7,129	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.274968	13.649661	11.20%	121,300	2010
	10.013117	12.274968	22.59%	118,893	2009
	14.809502	10.013117	-32.39%	141,191	2008
	14.157836	14.809502	4.60%	173,068	2007
	12.541889	14.157836	12.88%	195,519	2006
	11.885345	12.541889	5.52%	192,817	2005
	10.759100	11.885345	10.47%	203,185	2004
	8.620457	10.759100	24.81%	133,976	2003
	10.000000	8.620457	-13.80%	15,017	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.234322	13.083815	6.94%	20,910	2010
	10.836399	12.234322	12.90%	22,981	2009
	12.943063	10.836399	-16.28%	43,805	2008
	12.407518	12.943063	4.32%	60,301	2007
	11.611541	12.407518	6.86%	78,219	2006
	11.276075	11.611541	2.98%	88,461	2005
	10.677570	11.276075	5.61%	91,488	2004
	9.529226	10.677570	12.05%	74,220	2003
	10.000000	9.529226	-4.71%	48,877	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.419508	16.690283	24.37%	0	2010
	9.957151	13.419508	34.77%	0	2009
	15.902479	9.957151	-37.39%	0	2008
	15.003527	15.902479	5.99%	0	2007
	13.853646	15.003527	8.30%	0	2006
	12.539703	13.853646	10.48%	0	2005
	10.994513	12.539703	14.05%	0	2004
	8.285172	10.994513	32.70%	0	2003
	10.000000	8.285172	-17.15%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.599268	15.628378	24.04%	4,263	2010
	9.365974	12.599268	34.52%	5,395	2009
	14.993980	9.365974	-37.54%	5,896	2008
	14.171143	14.993980	5.81%	6,467	2007
	13.102562	14.171143	8.16%	9,889	2006
	11.881161	13.102562	10.28%	9,530	2005
	10.437639	11.881161	13.83%	10,092	2004
	7.886241	10.437639	32.35%	8,921	2003
	10.000000	7.886241	-21.14%	1,421	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.490001	10.337909	-1.45%	21,266	2010
	10.639879	10.490001	-1.41%	20,648	2009
	10.579164	10.639879	0.57%	22,911	2008
	10.244680	10.579164	3.26%	26,402	2007
	9.944484	10.244680	3.02%	23,042	2006
	9.828176	9.944484	1.18%	22,714	2005
	9.892514	9.828176	-0.65%	22,310	2004
	9.975654	9.892514	-0.83%	24,275	2003
	10.000000	9.975654	-0.24%	27	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.135019	9.123927	12.16%	0	2010
	6.064844	8.135019	34.13%	0	2009
	10.000000	6.064844	-39.35%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.551539	11.034263	4.57%	0	2010
	8.246259	10.551539	27.96%	0	2009
	15.592231	8.246259	-47.11%	0	2008
	15.372292	15.592231	1.43%	0	2007
	12.707339	15.372292	20.97%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.396031	10.844793	4.32%	243	2010
	8.146461	10.396031	27.61%	243	2009
	15.437631	8.146461	-47.23%	243	2008
	15.254414	15.437631	1.20%	243	2007
	12.644950	15.254414	20.64%	1,243	2006
	11.476180	12.644950	10.18%	243	2005
	10.000000	11.476180	14.76%	243	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.029459	9.128428	13.69%	0	2010
	6.298763	8.029459	27.48%	0	2009
	10.000000	6.298763	-37.01%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.894107	8.771301	11.11%	4,688	2010
	6.286901	7.894107	25.56%	8,056	2009
	10.000000	6.286901	-37.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.753436	9.663566	24.64%	0	2010
	6.209196	7.753436	24.87%	0	2009
	10.000000	6.209196	-37.91%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.604649	10.144778	17.90%	0	2010
	6.692181	8.604649	28.58%	0	2009
	10.000000	6.692181	-33.08%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.082450	9.965012	23.29%	0	2010
	6.448305	8.082450	25.34%	385	2009
	12.238914	6.448305	-47.31%	538	2008
	11.342406	12.238914	7.90%	538	2007
	11.175233	11.342406	1.50%	252	2006
	10.525005	11.175233	6.18%	252	2005
	9.437124	10.525005	11.53%	252	2004
	7.142888	9.437124	32.12%	252	2003
	10.000000	7.142888	-28.57%	19	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.262351	15.299779	24.77%	0	2010
	9.858399	12.262351	24.38%	0	2009
	14.744327	9.858399	-33.14%	0	2008
	16.070450	14.744327	-8.25%	0	2007
	13.902063	16.070450	15.60%	0	2006
	13.685461	13.902063	1.58%	0	2005
	11.838819	13.685461	15.60%	0	2004
	7.658517	11.838819	54.58%	0	2003
	10.000000	7.658517	-23.41%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.176104	13.930122	24.64%	235	2010
	9.010434	11.176104	24.04%	601	2009
	13.505560	9.010434	-33.28%	761	2008
	14.773380	13.505560	-8.58%	800	2007
	12.801501	14.773380	15.40%	534	2006
	12.637809	12.801501	1.30%	633	2005
	10.960774	12.637809	15.30%	1,326	2004
	7.109016	10.960774	54.18%	1,247	2003
	10.000000	7.109016	-28.91%	19	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.313210	16.442343	23.50%	0	2010
	10.028870	13.313210	32.75%	0	2009
	16.464219	10.028870	-39.09%	0	2008
	16.359017	16.464219	0.64%	0	2007
	14.815504	16.359017	10.42%	0	2006
	13.384267	14.815504	10.69%	0	2005
	11.410563	13.384267	17.30%	0	2004
	8.210735	11.410563	38.97%	0	2003
	10.000000	8.210735	-17.89%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.408247	16.514752	23.17%	1,466	2010
	10.120927	13.408247	32.48%	1,595	2009
	16.659960	10.120927	-39.25%	1,630	2008
	16.592091	16.659960	0.41%	2,049	2007
	15.065091	16.592091	10.14%	3,117	2006
	13.647527	15.065091	10.39%	3,534	2005
	11.658367	13.647527	17.06%	3,633	2004
	8.413012	11.658367	38.58%	3,807	2003
	10.000000	8.413012	-15.87%	485	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.068513	9.003057	11.58%	196	2010
	6.520750	8.068513	23.74%	196	2009
	11.332444	6.520750	-42.46%	0	2008
	10.658747	11.332444	6.32%	0	2007
	10.000000	10.658747	6.59%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.175168	9.179933	27.94%	85	2010
	5.578528	7.175168	28.62%	112	2009
	10.000000	5.578528	-44.21%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.394113	10.491270	0.93%	0	2010
	9.846962	10.394113	5.56%	0	2009
	10.000000	9.846962	-1.53%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.286927	14.565946	9.63%	0	2010
	10.000000	13.286927	32.87%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.933335	13.867515	7.22%	0	2010
	10.000000	12.933335	29.33%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.911549	13.808144	6.94%	32,373	2010
	10.000000	12.911549	29.12%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.908002	13.528212	4.80%	0	2010
	10.000000	12.908002	29.08%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.832207	14.666466	14.29%	0	2010
	9.320897	12.832207	37.67%	0	2009
	15.814983	9.320897	-41.06%	0	2008
	15.092446	15.814983	4.79%	0	2007
	13.012198	15.092446	15.99%	0	2006
	11.547436	13.012198	12.68%	0	2005
	10.000000	11.547436	15.47%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.654551	14.425184	13.99%	142	2010
	9.212742	12.654551	37.36%	126	2009
	15.671476	9.212742	-41.21%	301	2008
	14.994840	15.671476	4.51%	323	2007
	12.959922	14.994840	15.70%	323	2006
	11.530336	12.959922	12.40%	146	2005
	10.000000	11.530336	15.30%	146	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.532251	16.608150	14.28%	0	2010
	10.550099	14.532251	37.75%	0	2009
	17.898879	10.550099	-41.06%	0	2008
	17.084103	17.898879	4.77%	0	2007
	14.728912	17.084103	15.99%	0	2006
	13.074313	14.728912	12.66%	0	2005
	11.133135	13.074313	17.44%	0	2004
	7.898671	11.133135	40.95%	0	2003
	10.000000	7.898671	-21.01%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.251927	16.250989	14.03%	519	2010
	10.377572	14.251927	37.33%	519	2009
	17.648212	10.377572	-41.20%	707	2008
	16.882635	17.648212	4.53%	820	2007
	14.595943	16.882635	15.67%	821	2006
	12.984436	14.595943	12.41%	1,061	2005
	11.083113	12.984436	17.16%	1,096	2004
	7.872001	11.083113	40.79%	809	2003
	10.000000	7.872001	-21.28%	376	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.649408	16.569768	13.11%	8,814	2010
	12.553954	14.649408	16.69%	9,134	2009
	14.896475	12.553954	-15.73%	12,831	2008
	13.798750	14.896475	7.96%	17,209	2007
	13.056746	13.798750	5.68%	20,481	2006
	12.927843	13.056746	1.00%	22,928	2005
	12.097725	12.927843	6.86%	24,470	2004
	10.477782	12.097725	15.46%	4,146	2003
	10.000000	10.477782	4.78%	430	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.485965	2.809693	13.02%	0	2010
	1.990129	2.485965	24.91%	0	2009
	9.567120	1.990129	-79.20%	0	2008
	10.000000	9.567120	-4.33%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.502510	3.963057	13.15%	0	2010
	2.836040	3.502510	23.50%	0	2009
	13.493574	2.836040	-78.98%	0	2008
	13.707128	13.493574	-1.56%	0	2007
	12.710509	13.707128	7.84%	0	2006
	12.605376	12.710509	0.83%	0	2005
	11.738299	12.605376	7.39%	0	2004
	9.608824	11.738299	22.16%	0	2003
	10.000000	9.608824	-3.91%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.073530	11.498661	14.15%	12,278	2010
	7.986111	10.073530	26.14%	8,601	2009
	13.203937	7.986111	-39.52%	9,662	2008
	12.865175	13.203937	2.63%	14,111	2007
	11.375146	12.865175	13.10%	23,910	2006
	10.915408	11.375146	4.21%	26,066	2005
	10.147924	10.915408	7.56%	34,078	2004
	8.144037	10.147924	24.61%	17,807	2003
	10.000000	8.144037	-18.56%	2,490	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.824970	16.813692	21.62%	0	2010
	10.225119	13.824970	35.21%	0	2009
	16.689322	10.225119	-38.73%	0	2008
	17.143649	16.689322	-2.65%	0	2007
	15.126551	17.143649	13.33%	0	2006
	13.963165	15.126551	8.33%	0	2005
	11.864448	13.963165	17.69%	0	2004
	8.339282	11.864448	42.27%	0	2003
	10.000000	8.339282	-16.61%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.990181	9.689944	21.27%	0	2010
	5.923133	7.990181	34.90%	0	2009
	9.694852	5.923133	-38.90%	0	2008
	9.977176	9.694852	-2.83%	0	2007
	10.000000	9.977176	-0.23%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.859825	11.705408	7.79%	0	2010
	10.000000	10.859825	8.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.939212	11.339656	3.66%	0	2010
	10.000000	10.939212	9.39%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.422541	12.875530	12.72%	0	2010
	8.928755	11.422541	27.93%	267	2009
	14.779624	8.928755	-39.59%	267	2008
	15.962242	14.779624	-7.41%	296	2007
	13.973162	15.962242	14.24%	392	2006
	13.473727	13.973162	3.71%	344	2005
	12.304689	13.473727	9.50%	378	2004
	10.000000	12.304689	23.05%	362	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.860271	12.860293	8.43%	0	2010
	9.656126	11.860271	22.83%	0	2009
	17.482040	9.656126	-44.77%	0	2008
	16.370924	17.482040	6.79%	0	2007
	13.005920	16.370924	25.87%	0	2006
	11.762037	13.005920	10.58%	0	2005
	10.271545	11.762037	14.51%	0	2004
	8.109199	10.271545	26.67%	0	2003
	10.000000	8.109199	-18.91%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.533242	14.319484	24.16%	0	2010
	8.897391	11.533242	29.62%	0	2009
	14.889131	8.897391	-40.24%	0	2008
	17.311379	14.889131	-13.99%	0	2007
	14.975405	17.311379	15.60%	0	2006
	14.196804	14.975405	5.48%	0	2005
	11.413576	14.196804	24.39%	0	2004
	7.739098	11.413576	47.48%	0	2003
	10.000000	7.739098	-22.61%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.785010	14.029798	19.05%	309	2010
	7.296301	11.785010	61.52%	331	2009
	11.758077	7.296301	-37.95%	361	2008
	11.307792	11.758077	3.98%	5,836	2007
	10.882206	11.307792	3.91%	6,330	2006
	10.447126	10.882206	4.16%	6,685	2005
	10.092875	10.447126	3.51%	8,203	2004
	8.198964	10.092875	23.10%	7,169	2003
	10.000000	8.198964	-18.01%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.698980	11.267019	5.31%	0	2010
	9.925335	10.698980	7.79%	665	2009
	11.247361	9.925335	-11.75%	1,576	2008
	10.847690	11.247361	3.68%	2,524	2007
	10.628384	10.847690	2.06%	2,553	2006
	10.376142	10.628384	2.43%	2,611	2005
	10.116754	10.376142	2.56%	2,611	2004
	10.000000	10.116754	1.17%	884	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.801668	18.02%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.073677	16.333716	24.94%	0	2010
	10.000000	13.073677	30.74%	0	2009*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.718959	10.798537	11.11%	248	2010
	8.198623	9.718959	18.54%	170	2009
	14.035275	8.198623	-41.59%	228	2008
	13.589690	14.035275	3.28%	170	2007
	11.793104	13.589690	15.23%	148	2006
	11.446111	11.793104	3.03%	123	2005
	10.447936	11.446111	9.55%	173	2004
	8.024334	10.447936	30.20%	1,668	2003
	10.000000	8.024334	-19.76%	1,522	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.840344	16.273747	2.74%	0	2010
	11.969181	15.840344	32.34%	0	2009
	26.011571	11.969181	-53.99%	0	2008
	25.013530	26.011571	3.99%	1,873	2007
	18.793293	25.013530	33.10%	1,873	2006
	16.373644	18.793293	14.78%	1,873	2005
	13.309995	16.373644	23.02%	1,873	2004
	9.386951	13.309995	41.79%	2,080	2003
	10.000000	9.386951	-6.13%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.524611	10.304200	8.18%	178	2010
	7.052691	9.524611	35.05%	411	2009
	11.898288	7.052691	-40.73%	411	2008
	10.632882	11.898288	11.90%	411	2007
	10.864032	10.632882	-2.13%	402	2006
	9.603519	10.864032	13.13%	394	2005
	8.998798	9.603519	6.72%	374	2004
	7.405338	8.998798	21.52%	358	2003
	10.000000	7.405338	-25.95%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.444037	19.257497	24.69%	2,730	2010
	10.990801	15.444037	40.52%	2,663	2009
	17.366588	10.990801	-36.71%	2,661	2008
	17.367221	17.366588	0.00%	2,593	2007
	15.438435	17.367221	12.49%	2,576	2006
	14.698176	15.438435	5.04%	2,179	2005
	12.531631	14.698176	17.29%	2,097	2004
	9.029798	12.531631	38.78%	2,065	2003
	10.000000	9.029798	-9.70%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.055694	13.034055	8.12%	0	2010
	10.000000	12.055694	20.56%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	13.017274	16.133767	23.94%	1,147	2010
	10.570174	13.017274	23.15%	1,279	2009
	15.533380	10.570174	-31.95%	1,276	2008
	15.875220	15.533380	-2.15%	1,234	2007
	14.086326	15.875220	12.70%	1,159	2006
	13.335596	14.086326	5.63%	1,186	2005
	11.107706	13.335596	20.06%	1,199	2004
	8.184538	11.107706	35.72%	267	2003
	10.000000	8.184538	-18.15%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.224351	11.563207	13.09%	0	2010
	7.760454	10.224351	31.75%	0	2009
	12.014955	7.760454	-35.41%	0	2008
	11.317771	12.014955	6.16%	0	2007
	10.521596	11.317771	7.57%	0	2006
	10.308647	10.521596	2.07%	0	2005
	9.853644	10.308647	4.62%	0	2004
	7.939123	9.853644	24.12%	0	2003
	10.000000	7.939123	-20.61%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.913922	12.345481	13.12%	2,291	2010
	8.770479	10.913922	24.44%	2,291	2009
	14.165634	8.770479	-38.09%	2,533	2008
	13.664424	14.165634	3.67%	2,533	2007
	12.010515	13.664424	13.77%	2,533	2006
	11.646482	12.010515	3.13%	2,533	2005
	10.686677	11.646482	8.98%	2,533	2004
	8.451966	10.686677	26.44%	293	2003
	10.000000	8.451966	-15.48%	293	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.185553	13.747726	12.82%	0	2010
	9.814854	12.185553	24.15%	2,062	2009
	15.897665	9.814854	-38.26%	2,062	2008
	15.373721	15.897665	3.41%	2,732	2007
	13.547185	15.373721	13.48%	2,755	2006
	13.169022	13.547185	2.87%	2,780	2005
	12.115320	13.169022	8.70%	2,980	2004
	10.000000	12.115320	21.15%	2,690	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.987686	11.117667	11.31%	0	2010
	8.952206	9.987686	11.57%	0	2009
	12.922437	8.952206	-30.72%	1	2008
	11.966540	12.922437	7.99%	10	2007
	10.492356	11.966540	14.05%	10	2006
	10.474120	10.492356	0.17%	10	2005
	9.927767	10.474120	5.50%	6	2004
	8.136153	9.927767	22.02%	0	2003
	10.000000	8.136153	-18.64%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.732062	17.724969	12.67%	1,298	2010
	10.474723	15.732062	50.19%	1,324	2009
	14.389234	10.474723	-27.20%	1,353	2008
	14.158543	14.389234	1.63%	2,217	2007
	12.999797	14.158543	8.91%	3,637	2006
	12.904113	12.999797	0.74%	3,322	2005
	11.892297	12.904113	8.51%	3,464	2004
	9.912971	11.892297	19.97%	2,981	2003
	10.000000	9.912971	-0.87%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.803232	13.683731	6.88%	4,305	2010
	10.792670	12.803232	18.63%	4,016	2009
	11.818336	10.792670	-8.68%	4,018	2008
	11.386280	11.818336	3.79%	5,466	2007
	11.098159	11.386280	2.60%	5,177	2006
	11.122397	11.098159	-0.22%	4,697	2005
	10.897296	11.122397	2.07%	3,836	2004
	10.572101	10.897296	3.08%	268	2003
	10.000000	10.572101	5.72%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.700328	13.545933	6.66%	5,093	2010
	10.730806	12.700328	18.35%	5,424	2009
	11.784270	10.730806	-8.94%	5,493	2008
	11.379766	11.784270	3.55%	3,287	2007
	11.116837	11.379766	2.37%	3,286	2006
	11.175360	11.116837	-0.52%	1,975	2005
	10.980997	11.175360	1.77%	2,119	2004
	10.674330	10.980997	2.87%	2,119	2003
	10.000000	10.674330	6.74%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.291017	10.632162	14.43%	0	2010
	7.103363	9.291017	30.80%	0	2009
	11.246821	7.103363	-36.84%	0	2008
	9.605931	11.246821	17.08%	457	2007
	9.126726	9.605931	5.25%	457	2006
	8.926886	9.126726	2.24%	457	2005
	8.561676	8.926886	4.27%	457	2004
	7.058144	8.561676	21.30%	457	2003
	8.484162	7.058144	-16.81%	457	2002
	9.313417	8.484162	-8.90%	457	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.518207	9.735013	14.28%	1,394	2010
	6.531153	8.518207	30.42%	1,472	2009
	10.351169	6.531153	-36.90%	2,631	2008
	8.861262	10.351169	16.81%	2,814	2007
	8.429044	8.861262	5.13%	5,561	2006
	8.262477	8.429044	2.02%	5,711	2005
	7.941164	8.262477	4.05%	5,772	2004
	6.553060	7.941164	21.18%	5,772	2003
	7.903822	6.553060	-17.09%	5,772	2002
	8.685016	7.903822	-8.99%	5,772	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.154917	12.541477	12.43%	0	2010
	8.782928	11.154917	27.01%	0	2009
	12.527214	8.782928	-29.89%	0	2008
	11.025659	12.527214	13.62%	468	2007
	10.437888	11.025659	5.63%	468	2006
	10.195898	10.437888	2.37%	468	2005
	9.824655	10.195898	3.78%	468	2004
	8.459417	9.824655	16.14%	468	2003
	9.422426	8.459417	-10.22%	468	2002
	9.990829	9.422426	-5.69%	468	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.405895	11.681111	12.25%	2,481	2010
	8.204605	10.405895	26.83%	2,517	2009
	11.716504	8.204605	-29.97%	5,683	2008
	10.328573	11.716504	13.44%	5,766	2007
	9.787032	10.328573	5.53%	5,803	2006
	9.573697	9.787032	2.23%	5,829	2005
	9.241006	9.573697	3.60%	5,856	2004
	7.973317	9.241006	15.90%	5,856	2003
	8.898196	7.973317	-10.39%	5,856	2002
	9.448675	8.898196	-5.83%	5,856	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.433793	12.126145	16.22%	0	2010
	7.656022	10.433793	36.28%	0	2009
	11.780964	7.656022	-35.01%	0	2008
	10.983914	11.780964	7.26%	506	2007
	9.988146	10.983914	9.97%	2,529	2006
	9.601236	9.988146	4.03%	2,529	2005
	9.246093	9.601236	3.84%	2,529	2004
	7.986931	9.246093	15.77%	2,529	2003
	8.886561	7.986931	-10.12%	2,529	2002
	9.180959	8.886561	-3.21%	2,529	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.740987	12.458592	15.99%	3,043	2010
	7.883407	10.740987	36.25%	3,113	2009
	12.154006	7.883407	-35.14%	5,045	2008
	11.350384	12.154006	7.08%	5,207	2007
	10.334418	11.350384	9.83%	7,045	2006
	9.941902	10.334418	3.95%	7,699	2005
	9.599264	9.941902	3.57%	7,941	2004
	8.300199	9.599264	15.65%	8,959	2003
	9.253257	8.300199	-10.30%	8,959	2002
	9.574134	9.253257	-3.35%	9,570	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.530611	8.757710	16.29%	0	2010
	5.625038	7.530611	33.88%	0	2009
	9.710320	5.625038	-42.07%	0	2008
	9.220429	9.710320	5.31%	0	2007
	8.211366	9.220429	12.29%	0	2006
	6.890385	8.211366	19.17%	0	2005
	6.907260	6.890385	-0.24%	0	2004
	5.601932	6.907260	23.30%	0	2003
	6.130220	5.601932	-8.62%	0	2002
	8.718173	6.130220	-29.68%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.417178	8.620047	16.22%	2,196	2010
	5.545493	7.417178	33.75%	2,350	2009
	9.599069	5.545493	-42.23%	4,200	2008
	9.131524	9.599069	5.12%	4,361	2007
	8.144985	9.131524	12.11%	4,361	2006
	6.851896	8.144985	18.87%	4,361	2005
	6.868181	6.851896	-0.24%	4,522	2004
	5.582110	6.868181	23.04%	6,152	2003
	6.130220	5.582110	-8.94%	6,152	2002
	8.718171	6.130220	-29.68%	6,548	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.516911	10.788643	13.36%	5,581	2010
	7.430400	9.516911	28.08%	5,437	2009
	13.166511	7.430400	-43.57%	5,332	2008
	13.181263	13.166511	-0.11%	5,501	2007
	11.143747	13.181263	18.28%	5,516	2006
	10.697035	11.143747	4.18%	5,602	2005
	9.750096	10.697035	9.71%	5,137	2004
	7.601325	9.750096	28.27%	855	2003
	9.297598	7.601325	-18.24%	855	2002
	9.946193	9.297598	-6.52%	528	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.226951	11.576360	13.19%	8,434	2010
	7.993837	10.226951	27.94%	9,486	2009
	14.191578	7.993837	-43.67%	12,347	2008
	14.227828	14.191578	-0.25%	20,502	2007
	12.043675	14.227828	18.14%	22,681	2006
	11.581408	12.043675	3.99%	24,417	2005
	10.570332	11.581408	9.57%	25,176	2004
	8.252924	10.570332	28.08%	34,944	2003
	10.113386	8.252924	-18.40%	25,886	2002
	10.834533	10.113386	-6.66%	29,768	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.309121	9.384634	12.94%	0	2010
	6.633866	8.309121	25.25%	0	2009
	11.567354	6.633866	-42.65%	0	2008
	10.486046	11.567354	10.31%	0	2007
	9.419699	10.486046	11.32%	799	2006
	8.893267	9.419699	5.92%	799	2005
	8.537476	8.893267	4.17%	799	2004
	7.012508	8.537476	21.75%	799	2003
	8.545956	7.012508	-17.94%	799	2002
	9.519356	8.545956	-10.23%	799	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.426647	9.507826	12.83%	1,026	2010
	6.735369	8.426647	25.11%	1,057	2009
	11.769233	6.735369	-42.77%	2,954	2008
	10.682679	11.769233	10.17%	3,073	2007
	9.609524	10.682679	11.17%	3,184	2006
	9.083269	9.609524	5.79%	3,724	2005
	8.738893	9.083269	3.94%	3,797	2004
	7.186938	8.738893	21.59%	3,951	2003
	8.774593	7.186938	-18.09%	4,270	2002
	9.790913	8.774593	-10.38%	4,057	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.187249	8.782630	22.20%	4,359	2010
	5.693962	7.187249	26.23%	4,359	2009
	10.955692	5.693962	-48.03%	4,359	2008
	8.767518	10.955692	24.96%	4,752	2007
	8.339278	8.767518	5.14%	6,484	2006
	8.011392	8.339278	4.09%	6,484	2005
	7.876343	8.011392	1.71%	6,484	2004
	6.022037	7.876343	30.79%	6,484	2003
	8.759055	6.022037	-31.25%	6,484	2002
	10.809532	8.759055	-18.97%	6,484	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.539308	6.758255	22.01%	3,009	2010
	4.394683	5.539308	26.05%	3,821	2009
	8.467667	4.394683	-48.10%	4,704	2008
	6.787700	8.467667	24.75%	5,240	2007
	6.465824	6.787700	4.98%	5,497	2006
	6.221656	6.465824	3.92%	8,182	2005
	6.125152	6.221656	1.58%	8,726	2004
	4.691634	6.125152	30.55%	25,595	2003
	6.833466	4.691634	-31.34%	25,582	2002
	8.447531	6.833466	-19.11%	34,616	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.431850	10.356007	22.82%	0	2010
	6.126339	8.431850	37.63%	0	2009
	12.165838	6.126339	-49.64%	0	2008
	10.511313	12.165838	15.74%	0	2007
	9.841976	10.511313	6.80%	0	2006
	9.253141	9.841976	6.36%	0	2005
	8.522431	9.253141	8.57%	0	2004
	6.631056	8.522431	28.52%	0	2003
	9.139003	6.631056	-27.44%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.245440	10.126499	22.81%	214	2010
	6.008136	8.245440	37.24%	853	2009
	11.937858	6.008136	-49.67%	868	2008
	10.331429	11.937858	15.55%	900	2007
	9.685309	10.331429	6.67%	864	2006
	9.125949	9.685309	6.13%	825	2005
	8.425581	9.125949	8.31%	768	2004
	6.565506	8.425581	28.33%	1,095	2003
	9.083545	6.565506	-27.72%	372	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.308202	11.553615	12.08%	3,398	2010
	7.278808	10.308202	41.62%	3,398	2009
	9.861316	7.278808	-26.19%	3,398	2008
	9.753209	9.861316	1.11%	3,398	2007
	8.905837	9.753209	9.51%	3,398	2006
	8.818583	8.905837	0.99%	3,398	2005
	8.178528	8.818583	7.83%	3,398	2004
	6.539302	8.178528	25.07%	3,398	2003
	6.407058	6.539302	2.06%	3,398	2002
	7.383568	6.407058	-13.23%	3,398	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.040068	12.361354	11.97%	2,724	2010
	7.812499	11.040068	41.31%	2,914	2009
	10.595312	7.812499	-26.26%	5,004	2008
	10.490851	10.595312	1.00%	5,907	2007
	9.592600	10.490851	9.36%	24,223	2006
	9.518182	9.592600	0.78%	25,544	2005
	8.834151	9.518182	7.74%	25,892	2004
	7.075580	8.834151	24.85%	26,773	2003
	6.953925	7.075580	1.75%	8,777	2002
	8.016993	6.953925	-13.26%	8,777	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.203352	11.436419	12.08%	10	2010
	7.218689	10.203352	41.35%	8	2009
	9.795471	7.218689	-26.31%	5	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.203352	11.436419	12.08%	10	2010
	7.218689	10.203352	41.35%	8	2009
	9.795471	7.218689	-26.31%	5	2008
	10.000000	9.795471	-2.05%	2	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	11.969287	13.561097	13.30%	3,518	2010
	9.597906	11.969287	24.71%	3,518	2009
	15.466742	9.597906	-37.94%	4,379	2008
	14.893454	15.466742	3.85%	4,696	2007
	13.064662	14.893454	14.00%	7,407	2006
	12.652688	13.064662	3.26%	8,153	2005
	11.612663	12.652688	8.96%	8,153	2004
	9.181101	11.612663	26.48%	8,153	2003
	11.988361	9.181101	-23.42%	8,387	2002
	13.847864	11.988361	-13.43%	8,614	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	16.610606	17.638478	6.19%	181	2010
	14.572286	16.610606	13.99%	181	2009
	15.291092	14.572286	-4.70%	181	2008
	14.878408	15.291092	2.77%	181	2007
	14.474832	14.878408	2.79%	181	2006
	14.379491	14.474832	0.66%	181	2005
	13.975777	14.379491	2.89%	181	2004
	13.486744	13.975777	3.63%	17,239	2003
	12.408647	13.486744	8.69%	17,858	2002
	11.615489	12.408647	6.83%	13,309	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	30.287787	38.397112	26.77%	368	2010
	21.961151	30.287787	37.92%	368	2009
	36.858347	21.961151	-40.42%	368	2008
	32.404250	36.858347	13.75%	723	2007
	29.217764	32.404250	10.91%	1,228	2006
	25.093259	29.217764	16.44%	1,228	2005
	20.417349	25.093259	22.90%	1,228	2004
	14.963357	20.417349	36.45%	1,228	2003
	16.859788	14.963357	-11.25%	1,228	2002
	17.713831	16.859788	-4.82%	1,228	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.779448	23.783145	26.64%	8,672	2010
	13.642293	18.779448	37.66%	6,261	2009
	22.933659	13.642293	-40.51%	7,192	2008
	20.188251	22.933659	13.60%	11,074	2007
	18.233353	20.188251	10.72%	12,271	2006
	15.684421	18.233353	16.25%	11,043	2005
	12.773640	15.684421	22.79%	11,028	2004
	9.379988	12.773640	36.18%	19,146	2003
	10.583952	9.379988	-11.38%	14,140	2002
	11.137589	10.583952	-4.97%	13,175	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	12.647026	12.487593	-1.26%	0	2010
	12.747722	12.647026	-0.79%	0	2009
	12.561438	12.747722	1.48%	3,618	2008
	12.125642	12.561438	3.59%	3,618	2007
	11.735816	12.125642	3.32%	0	2006
	11.562155	11.735816	1.50%	0	2005
	11.598279	11.562155	-0.31%	0	2004
	11.658464	11.598279	-0.52%	0	2003
	11.638891	11.658464	0.17%	0	2002
	11.346346	11.638891	2.58%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.813220	12.035000	11.30%	0	2010
	8.682432	10.813220	24.54%	0	2009
	15.703098	8.682432	-44.71%	0	2008
	13.602895	15.703098	15.44%	387	2007
	11.708190	13.602895	16.18%	387	2006
	9.990555	11.708190	17.19%	387	2005
	8.937223	9.990555	11.79%	387	2004
	6.335800	8.937223	41.06%	387	2003
	8.075156	6.335800	-21.54%	387	2002
	10.414372	8.075156	-22.46%	387	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.599153	9.556932	11.14%	2,142	2010
	6.916561	8.599153	24.33%	2,239	2009
	12.530472	6.916561	-44.80%	3,367	2008
	10.868848	12.530472	15.29%	3,468	2007
	9.368812	10.868848	16.01%	4,853	2006
	8.007110	9.368812	17.01%	5,835	2005
	7.173906	8.007110	11.61%	5,984	2004
	5.091720	7.173906	40.89%	6,992	2003
	6.498755	5.091720	-21.65%	6,992	2002
	8.369613	6.498755	-22.35%	6,992	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.838648	13.156833	11.13%	1,427	2010
	9.523725	11.838648	24.31%	1,456	2009
	17.249366	9.523725	-44.79%	1,482	2008
	14.961066	17.249366	15.30%	1,550	2007
	12.891829	14.961066	16.05%	1,581	2006
	11.021859	12.891829	16.97%	289	2005
	10.000000	11.021859	10.22%	289	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.949531	13.301744	11.32%	0	2010
	9.590861	11.949531	24.59%	0	2009
	17.350087	9.590861	-44.72%	0	2008
	15.027230	17.350087	15.46%	0	2007
	12.933825	15.027230	16.19%	0	2006
	11.040742	12.933825	17.15%	0	2005
	10.000000	11.040742	10.41%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.823134	11.391671	15.97%	0	2010
	7.006060	9.823134	40.21%	0	2009
	13.302877	7.006060	-47.33%	0	2008
	13.242615	13.302877	0.46%	0	2007
	11.735459	13.242615	12.84%	0	2006
	11.230529	11.735459	4.50%	0	2005
	10.264965	11.230529	9.41%	0	2004
	7.772584	10.264965	32.07%	0	2003
	9.368260	7.772584	-17.03%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.697025	11.224740	15.75%	0	2010
	6.927767	9.697025	39.97%	0	2009
	13.171890	6.927767	-47.40%	0	2008
	13.129293	13.171890	0.32%	0	2007
	11.650084	13.129293	12.70%	0	2006
	11.174727	11.650084	4.25%	0	2005
	10.227233	11.174727	9.26%	0	2004
	7.763028	10.227233	31.74%	0	2003
	9.368275	7.763028	-17.13%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.377189	15.416952	24.56%	0	2010
	7.983436	12.377189	55.04%	0	2009
	16.601025	7.983436	-51.91%	0	2008
	15.961423	16.601025	4.01%	0	2007
	13.945076	15.961423	14.46%	0	2006
	13.804179	13.945076	1.02%	0	2005
	12.294648	13.804179	12.28%	0	2004
	7.910246	12.294648	55.43%	0	2003
	10.000000	7.910246	-20.90%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.563427	14.390031	24.44%	248	2010
	7.470149	11.563427	54.80%	677	2009
	15.568771	7.470149	-52.02%	626	2008
	14.991446	15.568771	3.85%	627	2007
	13.118986	14.991446	14.27%	630	2006
	13.002652	13.118986	0.89%	628	2005
	11.595844	13.002652	12.13%	474	2004
	7.480890	11.595844	55.01%	9,257	2003
	10.000000	7.480890	-25.19%	9,183	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.373630	13.549096	19.13%	1,906	2010
	9.812638	11.373630	15.91%	1,906	2009
	13.636298	9.812638	-28.04%	2,137	2008
	14.187614	13.636298	-3.89%	2,137	2007
	12.265392	14.187614	15.67%	2,137	2006
	12.009389	12.265392	2.13%	2,137	2005
	10.959319	12.009389	9.58%	2,137	2004
	8.909432	10.959319	23.01%	0	2003
	10.000000	8.909432	-10.91%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.453884	9.181002	8.60%	0	2010
	6.589253	8.453884	28.30%	0	2009
	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	14.034571	15.023484	7.05%	0	2010
	10.374339	14.034571	35.28%	0	2009
	17.623296	10.374339	-41.13%	0	2008
	15.453248	17.623296	14.04%	0	2007
	12.890883	15.453248	19.88%	0	2006
	11.845637	12.890883	8.82%	0	2005
	10.116664	11.845637	17.09%	0	2004
	7.748336	10.116664	30.57%	0	2003
	10.000000	7.748336	-22.52%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.408178	9.541481	13.48%	0	2010
	7.071199	8.408178	18.91%	0	2009
	12.512800	7.071199	-43.49%	16	2008
	11.370319	12.512800	10.05%	65	2007
	10.883665	11.370319	4.47%	57	2006
	10.175989	10.883665	6.95%	49	2005
	9.715674	10.175989	4.74%	36	2004
	7.635299	9.715674	27.25%	229	2003
	10.000000	7.635299	-23.65%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.656957	13.638408	17.00%	0	2010
	8.312403	11.656957	40.24%	0	2009
	15.931064	8.312403	-47.82%	0	2008
	14.592504	15.931064	9.17%	0	2007
	12.713783	14.592504	14.78%	0	2006
	11.775711	12.713783	7.97%	0	2005
	10.350666	11.775711	13.77%	0	2004
	7.763240	10.350666	33.33%	0	2003
	10.000000	7.763240	-22.37%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.788169	12.589403	16.70%	0	2010
	7.713524	10.788169	39.86%	0	2009
	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	0	2007
	11.879131	13.603656	14.52%	0	2006
	11.036820	11.879131	7.63%	0	2005
	10.000000	11.036820	10.37%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	10.005867	10.797642	7.91%	0	2010
	7.917699	10.005867	26.37%	0	2009
	11.506818	7.917699	-31.19%	0	2008
	10.805917	11.506818	6.49%	0	2007
	10.000000	10.805917	8.06%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.918034	10.672905	7.61%	0	2010
	7.867531	9.918034	26.06%	336	2009
	11.463355	7.867531	-31.37%	336	2008
	10.788857	11.463355	6.25%	336	2007
	10.000000	10.788857	7.89%	336	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.797078	18.631362	10.92%	0	2010
	12.639967	16.797078	32.89%	0	2009
	21.584507	12.639967	-41.44%	0	2008
	19.148523	21.584507	12.72%	0	2007
	15.201052	19.148523	25.97%	0	2006
	13.110868	15.201052	15.94%	0	2005
	10.759881	13.110868	21.85%	0	2004
	8.494385	10.759881	26.67%	0	2003
	10.000000	8.494385	-15.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.641047	15.332823	12.40%	0	2010
	10.635530	13.641047	28.26%	0	2009
	15.105818	10.635530	-29.59%	0	2008
	14.000196	15.105818	7.90%	0	2007
	12.776456	14.000196	9.58%	0	2006
	12.052522	12.776456	6.01%	0	2005
	10.750522	12.052522	12.11%	0	2004
	8.572575	10.750522	25.41%	0	2003
	10.000000	8.572575	-14.27%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.238099	10.880014	17.77%	476	2010
	5.662035	9.238099	63.16%	7,020	2009
	11.296853	5.662035	-49.88%	7,739	2008
	9.833208	11.296853	14.88%	13,962	2007
	9.727235	9.833208	1.09%	14,111	2006
	9.174198	9.727235	6.03%	14,402	2005
	8.722747	9.174198	5.18%	34,163	2004
	6.970863	8.722747	25.13%	34,163	2003
	10.000000	6.970863	-30.29%	476	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.787566	12.293673	13.96%	5,093	2010
	8.528980	10.787566	26.48%	11,149	2009
	13.487993	8.528980	-36.77%	11,785	2008
	14.020976	13.487993	-3.80%	18,055	2007
	12.265857	14.020976	14.31%	33,601	2006
	11.960554	12.265857	2.55%	34,027	2005
	10.340549	11.960554	15.67%	34,783	2004
	8.027815	10.340549	28.81%	34,546	2003
	10.000000	8.027815	-19.72%	293	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.845474	12.680130	7.05%	0	2010
	10.000000	11.845474	18.45%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.777740	10.801502	10.47%	0	2010
	7.136551	9.777740	37.01%	0	2009
	11.497009	7.136551	-37.93%	0	2008
	10.513907	11.497009	9.35%	0	2007
	9.947011	10.513907	5.70%	0	2006
	9.688547	9.947011	2.67%	0	2005
	9.025172	9.688547	7.35%	0	2004
	7.473222	9.025172	20.77%	213	2003
	10.000000	7.473222	-25.27%	157	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.013902	8.926446	27.27%	193	2010
	5.041196	7.013902	39.13%	539	2009
	10.573371	5.041196	-52.32%	539	2008
	9.803044	10.573371	7.86%	1,003	2007
	9.728490	9.803044	0.77%	999	2006
	9.601855	9.728490	1.32%	997	2005
	8.522604	9.601855	12.66%	1,014	2004
	6.333632	8.522604	34.56%	737	2003
	10.000000	6.333632	-36.66%	0	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.974545	14.695233	33.90%	330	2010
	6.838649	10.974545	60.48%	330	2009
	11.479759	6.838649	-40.43%	330	2008
	11.398979	11.479759	0.71%	330	2007
	10.247130	11.398979	11.24%	321	2006
	9.904406	10.247130	3.46%	312	2005
	9.467384	9.904406	4.62%	292	2004
	7.203289	9.467384	32.43%	278	2003
	10.000000	7.203289	-27.97%	240	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.507675	13.702045	9.55%	816	2010
	10.369969	12.507675	20.61%	1,093	2009
	15.653457	10.369969	-33.75%	1,104	2008
	14.771425	15.653457	5.97%	1,082	2007
	12.443981	14.771425	18.70%	1,070	2006
	11.865597	12.443981	4.87%	591	2005
	10.490941	11.865597	13.10%	876	2004
	8.540533	10.490941	22.84%	1,037	2003
	10.000000	8.540533	-14.59%	0	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.735263	7.35%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.294852	12.299514	8.89%	3,564	2010
	9.128058	11.294852	23.74%	3,496	2009
	13.066290	9.128058	-31.41%	11,588	2008
	12.411153	13.066290	5.28%	13,384	2007
	11.410635	12.411153	8.77%	12,135	2006
	11.138793	11.410635	2.44%	7,774	2005
	10.674536	11.138793	4.35%	8,713	2004
	9.239666	10.674536	15.53%	277	2003
	10.000000	9.239666	-7.60%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.873942	13.158950	21.01%	1,015	2010
	8.399779	10.873942	29.46%	1,015	2009
	14.082459	8.399779	-40.35%	1,015	2008
	13.286513	14.082459	5.99%	1,015	2007
	11.862757	13.286513	12.00%	1,015	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.425615	13.849007	11.46%	0	2010
	10.000000	12.425615	24.26%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.187384	10.137186	10.34%	1,870	2010
	7.557697	9.187384	21.56%	1,870	2009
	10.926297	7.557697	-30.83%	0	2008
	10.451726	10.926297	4.54%	0	2007
	10.000000	10.451726	4.52%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.378523	10.835256	4.40%	5,654	2010
	9.395078	10.378523	10.47%	5,654	2009
	10.582931	9.395078	-11.22%	0	2008
	10.433824	10.582931	1.43%	0	2007
	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.192912	11.174715	9.63%	0	2010
	7.307804	10.192912	39.48%	0	2009
	12.090799	7.307804	-39.56%	0	2008
	10.734006	12.090799	12.64%	0	2007
	10.000000	10.734006	7.34%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.494561	9.889514	16.42%	0	2010
	6.213995	8.494561	36.70%	0	2009
	11.308815	6.213995	-45.05%	0	2008
	10.261053	11.308815	10.21%	0	2007
	10.000000	10.261053	2.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.690526	8.406630	9.31%	0	2010
	5.974146	7.690526	28.73%	0	2009
	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.772757	13.122323	11.46%	0	2010
	8.181762	11.772757	43.89%	0	2009
	11.552447	8.181762	-29.18%	0	2008
	11.369143	11.552447	1.61%	0	2007
	10.435727	11.369143	8.94%	0	2006
	10.000000	10.435727	4.36%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.687700	8.737524	13.66%	0	2010
	5.102388	7.687700	50.67%	0	2009
	10.000000	5.102388	-48.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.924306	9.646129	21.73%	0	2010
	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.905921	9.622260	21.71%	0	2010
	6.114345	7.905921	29.30%	0	2009
	10.000000	6.114345	-38.86%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.079041	9.148112	13.23%	0	2010
	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.334244	10.151038	8.75%	0	2010
	7.908776	9.334244	18.02%	0	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.790510	9.731444	10.70%	0	2010
	7.187575	8.790510	22.30%	0	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.083319	10.607527	5.20%	0	2010
	9.057536	10.083319	11.33%	0	2009
	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.062813	9.941983	9.70%	0	2010
	7.544912	9.062813	20.12%	0	2009
	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.509389	9.497527	11.61%	0	2010
	6.824993	8.509389	24.68%	0	2009
	10.000000	6.824993	-31.75%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.607347	10.318164	7.40%	0	2010
	8.288260	9.607347	15.92%	0	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.549709	11.124752	5.45%	0	2010
	9.845494	10.549709	7.15%	0	2009
	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.549709	11.124752	5.45%	0	2010
	9.845494	10.549709	7.15%	0	2009
	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.273445	12.005371	6.49%	0	2010
	9.829489	11.273445	14.69%	0	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.775127	29.428799	14.18%	0	2010
	16.045003	25.775127	60.64%	0	2009
	38.720768	16.045003	-58.56%	0	2008
	27.076869	38.720768	43.00%	0	2007
	20.165027	27.076869	34.28%	0	2006
	15.469658	20.165027	30.35%	0	2005
	13.040171	15.469658	18.63%	0	2004
	8.039642	13.040171	62.20%	0	2003
	10.000000	8.039642	-19.60%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.683842	22.469397	14.15%	137	2010
	12.253178	19.683842	60.64%	137	2009
	29.523513	12.253178	-58.50%	137	2008
	20.608665	29.523513	43.26%	137	2007
	15.320839	20.608665	34.51%	137	2006
	11.739471	15.320839	30.51%	137	2005
	10.000000	11.739471	17.39%	137	2004

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.971326	13.387730	3.21%	4,256	2010
	12.824075	12.971326	1.15%	6,250	2009
	12.086338	12.824075	6.10%	6,268	2008
	11.451617	12.086338	5.54%	4,295	2007
	11.249638	11.451617	1.80%	4,279	2006
	11.059542	11.249638	1.72%	1,674	2005
	10.873254	11.059542	1.71%	1,909	2004
	10.822371	10.873254	0.47%	1,239	2003
	10.000000	10.822371	8.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.952510	7.738784	11.31%	0	2010
	5.452556	6.952510	27.51%	0	2009
	10.000000	5.452556	-45.47%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	12.026967	13.579715	12.91%	0	2010
	9.598729	12.026967	25.30%	1,537	2009
	15.430117	9.598729	-37.79%	1,154	2008
	14.785417	15.430117	4.36%	7,332	2007
	12.843465	14.785417	15.12%	7,526	2006
	12.080327	12.843465	6.32%	7,526	2005
	10.755638	12.080327	12.32%	7,526	2004
	8.280478	10.755638	29.89%	7,526	2003
	10.000000	8.280478	-17.20%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.523426	12.464635	8.17%	0	2010
	10.000000	11.523426	15.23%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.082047	13.332645	10.35%	0	2010
	10.000000	12.082047	20.82%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.926203	12.439566	4.30%	660	2010
	11.099485	11.926203	7.45%	1,856	2009
	11.990701	11.099485	-7.43%	3,690	2008
	11.552627	11.990701	3.79%	4,997	2007
	11.047110	11.552627	4.58%	6,379	2006
	10.855882	11.047110	1.76%	8,405	2005
	10.531244	10.855882	3.08%	9,753	2004
	9.908200	10.531244	6.29%	10,871	2003
	10.000000	9.908200	-0.92%	11,564	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.137685	13.260518	9.25%	13,322	2010
	10.343284	12.137685	17.35%	13,224	2009
	13.672322	10.343284	-24.35%	13,252	2008
	13.138120	13.672322	4.07%	13,362	2007
	11.977781	13.138120	9.69%	52,643	2006
	11.542800	11.977781	3.77%	53,680	2005
	10.698367	11.542800	7.89%	57,535	2004
	9.047112	10.698367	18.25%	15,567	2003
	10.000000	9.047112	-9.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.225998	13.588303	11.14%	4,425	2010
	9.978237	12.225998	22.53%	7,526	2009
	14.765419	9.978237	-32.42%	10,139	2008
	14.122892	14.765419	4.55%	18,130	2007
	12.517257	14.122892	12.83%	18,446	2006
	11.868003	12.517257	5.47%	18,692	2005
	10.748847	11.868003	10.41%	18,692	2004
	8.616611	10.748847	24.75%	20,980	2003
	10.000000	8.616611	-13.83%	1,228	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.185471	13.024959	6.89%	9,194	2010
	10.798609	12.185471	12.84%	10,157	2009
	12.904492	10.798609	-16.32%	10,157	2008
	12.376870	12.904492	4.26%	27,533	2007
	11.588739	12.376870	6.80%	42,494	2006
	11.259628	11.588739	2.92%	44,338	2005
	10.667410	11.259628	5.55%	29,738	2004
	9.524994	10.667410	11.99%	29,234	2003
	10.000000	9.524994	-4.75%	19,298	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.368012	16.617818	24.31%	1,915	2010
	9.923969	13.368012	34.70%	2,037	2009
	15.857546	9.923969	-37.42%	2,039	2008
	14.968762	15.857546	5.94%	1,950	2007
	13.828548	14.968762	8.25%	1,955	2006
	12.523316	13.828548	10.42%	1,908	2005
	10.985714	12.523316	14.00%	1,724	2004
	8.282736	10.985714	32.63%	302	2003
	10.000000	8.282736	-17.17%	302	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.550347	15.559803	23.98%	0	2010
	9.334342	12.550347	34.45%	489	2009
	14.950950	9.334342	-37.57%	531	2008
	14.137677	14.950950	5.75%	511	2007
	13.078229	14.137677	8.10%	511	2006
	11.865097	13.078229	10.22%	511	2005
	10.428814	11.865097	13.77%	507	2004
	7.883563	10.428814	32.29%	492	2003
	10.000000	7.883563	-21.16%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.447946	10.291242	-1.50%	18,943	2010
	10.602603	10.447946	-1.46%	28,783	2009
	10.547452	10.602603	0.52%	44,203	2008
	10.219183	10.547452	3.21%	1,738	2007
	9.924757	10.219183	2.97%	1,770	2006
	9.813644	9.924757	1.13%	1,764	2005
	9.882903	9.813644	-0.70%	1,812	2004
	9.971023	9.882903	-0.88%	1,223	2003
	10.000000	9.971023	-0.29%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.128145	9.111599	12.10%	0	2010
	6.062787	8.128145	34.07%	0	2009
	10.000000	6.062787	-39.37%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.521254	10.997008	4.52%	0	2010
	8.226772	10.521254	27.89%	0	2009
	15.563292	8.226772	-47.14%	0	2008
	15.351589	15.563292	1.38%	0	2007
	12.696646	15.351589	20.91%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.366189	10.808190	4.26%	67	2010
	8.127209	10.366189	27.55%	69	2009
	15.408976	8.127209	-47.26%	54	2008
	15.233886	15.408976	1.15%	555	2007
	12.634324	15.233886	20.58%	1,177	2006
	11.472337	12.634324	10.13%	54	2005
	10.000000	11.472337	14.72%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.022668	9.116094	13.63%	0	2010
	6.296627	8.022668	27.41%	0	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	10,308	2010
	6.284757	7.887411	25.50%	10,579	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.746878	9.650508	24.57%	0	2010
	6.207089	7.746878	24.81%	0	2009
	10.000000	6.207089	-37.93%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.597378	10.131081	17.84%	0	2010
	6.689909	8.597378	28.51%	0	2009
	10.000000	6.689909	-33.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.050202	9.920226	23.23%	0	2010
	6.425839	8.050202	25.28%	0	2009
	12.202489	6.425839	-47.34%	1	2008
	11.314417	12.202489	7.85%	7	2007
	11.153301	11.314417	1.44%	7	2006
	10.509665	11.153301	6.12%	7	2005
	9.428158	10.509665	11.47%	16,752	2004
	7.139704	9.428158	32.05%	2	2003
	10.000000	7.139704	-28.60%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.215276	15.233334	24.71%	0	2010
	9.825527	12.215276	24.32%	0	2009
	14.702646	9.825527	-33.17%	0	2008
	16.033203	14.702646	-8.30%	0	2007
	13.876868	16.033203	15.54%	0	2006
	13.667571	13.876868	1.53%	0	2005
	11.829349	13.667571	15.54%	0	2004
	7.656265	11.829349	54.51%	0	2003
	10.000000	7.656265	-23.44%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.132680	13.868958	24.58%	1,516	2010
	8.979980	11.132680	23.97%	2,635	2009
	13.466777	8.979980	-33.32%	2,636	2008
	14.738477	13.466777	-8.63%	3,565	2007
	12.777718	14.738477	15.35%	3,577	2006
	12.620719	12.777718	1.24%	3,041	2005
	10.951502	12.620719	15.24%	3,053	2004
	7.106598	10.951502	54.10%	2,762	2003
	10.000000	7.106598	-28.93%	2,507	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.262097	16.370932	23.44%	561	2010
	9.995442	13.262097	32.68%	574	2009
	16.417700	9.995442	-39.12%	583	2008
	16.321118	16.417700	0.59%	515	2007
	14.788665	16.321118	10.36%	515	2006
	13.366774	14.788665	10.64%	502	2005
	11.401437	13.366774	17.24%	446	2004
	8.208330	11.401437	38.90%	0	2003
	10.000000	8.208330	-17.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.354735	16.440522	23.11%	568	2010
	10.085655	13.354735	32.41%	570	2009
	16.610348	10.085655	-39.28%	567	2008
	16.551126	16.610348	0.36%	565	2007
	15.035509	16.551126	10.08%	564	2006
	13.627631	15.035509	10.33%	167	2005
	11.647275	13.627631	17.00%	120	2004
	8.409260	11.647275	38.51%	1	2003
	10.000000	8.409260	-15.91%	0	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.053496	8.981748	11.53%	0	2010
	6.511911	8.053496	23.67%	412	2009
	11.322851	6.511911	-42.49%	0	2008
	10.655162	11.322851	6.27%	0	2007
	10.000000	10.655162	6.55%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.169085	9.167515	27.88%	1,085	2010
	5.576620	7.169085	28.56%	1,088	2009
	10.000000	5.576620	-44.23%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.385334	10.477107	0.88%	0	2010
	9.843634	10.385334	5.50%	0	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.282433	14.553639	9.57%	0	2010
	10.000000	13.282433	32.82%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.928952	13.855790	7.17%	2,316	2010
	10.000000	12.928952	29.29%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.907173	13.796473	6.89%	22,724	2010
	10.000000	12.907173	29.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.903630	13.516785	4.75%	0	2010
	10.000000	12.903630	29.04%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.795371	14.616959	14.24%	1,750	2010
	9.298853	12.795371	37.60%	1,750	2009
	15.785622	9.298853	-41.09%	1,873	2008
	15.072115	15.785622	4.73%	1,636	2007
	13.001256	15.072115	15.93%	1,696	2006
	11.543560	13.001256	12.63%	1,744	2005
	10.000000	11.543560	15.44%	1,571	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.618246	14.376508	13.93%	282	2010
	9.190974	12.618246	37.29%	282	2009
	15.642402	9.190974	-41.24%	282	2008
	14.974661	15.642402	4.46%	282	2007
	12.949029	14.974661	15.64%	282	2006
	11.526477	12.949029	12.34%	282	2005
	10.000000	11.526477	15.26%	282	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.476436	16.535990	14.23%	0	2010
	10.514920	14.476436	37.68%	0	2009
	17.848285	10.514920	-41.09%	0	2008
	17.044507	17.848285	4.72%	0	2007
	14.702209	17.044507	15.93%	0	2006
	13.057210	14.702209	12.60%	0	2005
	11.124212	13.057210	17.38%	0	2004
	7.896341	11.124212	40.88%	0	2003
	10.000000	7.896341	-21.04%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.195020	16.177896	13.97%	1,058	2010
	10.341401	14.195020	37.26%	2,026	2009
	17.595634	10.341401	-41.23%	3,476	2008
	16.840933	17.595634	4.48%	4,216	2007
	14.567259	16.840933	15.61%	4,242	2006
	12.965479	14.567259	12.35%	5,483	2005
	11.072550	12.965479	17.10%	5,505	2004
	7.868489	11.072550	40.72%	5,344	2003
	10.000000	7.868489	-21.32%	5,007	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.590960	16.495291	13.05%	2,668	2010
	12.510221	14.590960	16.63%	2,612	2009
	14.852121	12.510221	-15.77%	2,682	2008
	13.764676	14.852121	7.90%	3,154	2007
	13.031094	13.764676	5.63%	3,439	2006
	12.908968	13.031094	0.95%	3,342	2005
	12.086194	12.908968	6.81%	20,233	2004
	10.473114	12.086194	15.40%	3,206	2003
	10.000000	10.473114	4.73%	1,599	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.482612	2.804484	12.97%	0	2010
	1.988444	2.482612	24.85%	0	2009
	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	64	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.489075	3.945849	13.09%	0	2010
	2.826582	3.489075	23.44%	0	2009
	13.455452	2.826582	-78.99%	0	2008
	13.675377	13.455452	-1.61%	0	2007
	12.687487	13.675377	7.79%	1,048	2006
	12.588917	12.687487	0.78%	762	2005
	11.728922	12.588917	7.33%	464	2004
	9.606012	11.728922	22.10%	153	2003
	10.000000	9.606012	-3.94%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	10.033311	11.446954	14.09%	4,387	2010
	7.958264	10.033311	26.07%	4,535	2009
	13.164603	7.958264	-39.55%	4,574	2008
	12.833394	13.164603	2.58%	4,367	2007
	11.352792	12.833394	13.04%	5,183	2006
	10.899471	11.352792	4.16%	8,544	2005
	10.138254	10.899471	7.51%	8,388	2004
	8.140404	10.138254	24.54%	7,730	2003
	10.000000	8.140404	-18.60%	4,797	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.771925	16.740686	21.56%	0	2010
	10.191058	13.771925	35.14%	0	2009
	16.642187	10.191058	-38.76%	0	2008
	17.103955	16.642187	-2.70%	0	2007
	15.099169	17.103955	13.28%	0	2006
	13.944939	15.099169	8.28%	0	2005
	11.854967	13.944939	17.63%	0	2004
	8.336830	11.854967	42.20%	0	2003
	10.000000	8.336830	-16.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.975294	9.666996	21.21%	10	2010
	5.915106	7.975294	34.83%	10	2009
	9.686639	5.915106	-38.94%	10	2008
	9.973819	9.686639	-2.88%	10	2007
	10.000000	9.973819	-0.26%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.856139	11.695500	7.73%	0	2010
	10.000000	10.856139	8.56%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.935503	11.330057	3.61%	0	2010
	10.000000	10.935503	9.36%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.383923	12.825504	12.66%	0	2010
	8.903096	11.383923	27.86%	0	2009
	14.744659	8.903096	-39.62%	0	2008
	15.932624	14.744659	-7.46%	0	2007
	13.954292	15.932624	14.18%	0	2006
	13.462337	13.954292	3.65%	0	2005
	12.300530	13.462337	9.45%	0	2004
	10.000000	12.300530	23.01%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.814726	12.804410	8.38%	0	2010
	9.623934	11.814726	22.76%	0	2009
	17.432631	9.623934	-44.79%	0	2008
	16.332989	17.432631	6.73%	0	2007
	12.982348	16.332989	25.81%	0	2006
	11.746661	12.982348	10.52%	0	2005
	10.263328	11.746661	14.45%	0	2004
	8.106818	10.263328	26.60%	0	2003
	10.000000	8.106818	-18.93%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.488951	14.257273	24.10%	1,717	2010
	8.867714	11.488951	29.56%	1,717	2009
	14.847027	8.867714	-40.27%	1,925	2008
	17.271253	14.847027	-14.04%	1,925	2007
	14.948256	17.271253	15.54%	1,925	2006
	14.178234	14.948256	5.43%	1,925	2005
	11.404434	14.178234	24.32%	1,925	2004
	7.736818	11.404434	47.40%	0	2003
	10.000000	7.736818	-22.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.739755	13.968850	18.99%	301	2010
	7.271960	11.739755	61.44%	301	2009
	11.724818	7.271960	-37.98%	2,991	2008
	11.281570	11.724818	3.93%	2,991	2007
	10.862478	11.281570	3.86%	2,991	2006
	10.433461	10.862478	4.11%	2,991	2005
	10.084803	10.433461	3.46%	2,991	2004
	8.196560	10.084803	23.04%	2,991	2003
	10.000000	8.196560	-18.03%	301	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.662845	11.223266	5.26%	427	2010
	9.896836	10.662845	7.74%	390	2009
	11.220751	9.896836	-11.80%	439	2008
	10.827538	11.220751	3.63%	453	2007
	10.614013	10.827538	2.01%	439	2006
	10.367358	10.614013	2.38%	417	2005
	10.113318	10.367358	2.51%	240	2004
	10.000000	10.113318	1.13%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.797698	17.98%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.069260	16.319922	24.87%	0	2010
	10.000000	13.069260	30.69%	0	2009*

Unassociated Document

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.680161	10.749971	11.05%	5,887	2010
	8.170045	9.680161	18.48%	6,768	2009
	13.993475	8.170045	-41.62%	9,637	2008
	13.556131	13.993475	3.23%	11,159	2007
	11.769936	13.556131	15.18%	17,897	2006
	11.429411	11.769936	2.98%	15,390	2005
	10.437989	11.429411	9.50%	15,923	2004
	8.020758	10.437989	30.14%	16,277	2003
	10.000000	8.020758	-19.79%	8,333	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.777110	16.200563	2.68%	2,017	2010
	11.927452	15.777110	32.28%	2,808	2009
	25.934098	11.927452	-54.01%	3,252	2008
	24.951776	25.934098	3.94%	3,662	2007
	18.756385	24.951776	33.03%	3,905	2006
	16.349763	18.756385	14.72%	4,821	2005
	13.297321	16.349763	22.96%	6,852	2004
	9.382765	13.297321	41.72%	16,152	2003
	10.000000	9.382765	-6.17%	5,851	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.486576	10.257846	8.13%	1,258	2010
	7.028093	9.486576	34.98%	1,262	2009
	11.862840	7.028093	-40.76%	1,262	2008
	10.606623	11.862840	11.84%	2,225	2007
	10.842684	10.606623	-2.18%	3,874	2006
	9.589499	10.842684	13.07%	1,073	2005
	8.990219	9.589499	6.67%	1,073	2004
	7.402035	8.990219	21.46%	1,073	2003
	10.000000	7.402035	-25.98%	1,024	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.382402	19.170914	24.63%	12,539	2010
	10.952509	15.382402	40.45%	13,695	2009
	17.314896	10.952509	-36.75%	13,739	2008
	17.324375	17.314896	-0.05%	19,732	2007
	15.408146	17.324375	12.44%	25,953	2006
	14.676749	15.408146	4.98%	27,109	2005
	12.519711	14.676749	17.23%	27,027	2004
	9.025781	12.519711	38.71%	33,888	2003
	10.000000	9.025781	-9.74%	14,499	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.051594	13.023023	8.06%	817	2010
	10.000000	12.051594	20.52%	817	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.967280	16.063646	23.88%	0	2010
	10.534938	12.967280	23.09%	0	2009
	15.489481	10.534938	-31.99%	0	2008
	15.838435	15.489481	-2.20%	850	2007
	14.060802	15.838435	12.64%	850	2006
	13.318170	14.060802	5.58%	850	2005
	11.098817	13.318170	20.00%	0	2004
	8.182141	11.098817	35.65%	0	2003
	10.000000	8.182141	-18.18%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.185123	11.512996	13.04%	0	2010
	7.734591	10.185123	31.68%	0	2009
	11.981000	7.734591	-35.44%	0	2008
	11.291550	11.981000	6.11%	0	2007
	10.502529	11.291550	7.51%	0	2006
	10.295170	10.502529	2.01%	0	2005
	9.845763	10.295170	4.56%	0	2004
	7.936792	9.845763	24.05%	0	2003
	10.000000	7.936792	-20.63%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.871965	12.291800	13.06%	0	2010
	8.741211	10.871965	24.38%	0	2009
	14.125542	8.741211	-38.12%	0	2008
	13.632717	14.125542	3.62%	0	2007
	11.988723	13.632717	13.71%	0	2006
	11.631247	11.988723	3.07%	0	2005
	10.678116	11.631247	8.93%	0	2004
	8.449481	10.678116	26.38%	0	2003
	10.000000	8.449481	-15.51%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.144376	13.694337	12.76%	1,073	2010
	9.786665	12.144376	24.09%	280	2009
	15.860072	9.786665	-38.29%	523	2008
	15.345201	15.860072	3.36%	594	2007
	13.528890	15.345201	13.43%	594	2006
	13.157896	13.528890	2.82%	339	2005
	12.111224	13.157896	8.64%	339	2004
	10.000000	12.111224	21.11%	280	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.948889	11.068865	11.26%	203	2010
	8.921962	9.948889	11.51%	0	2009
	12.885335	8.921962	-30.76%	0	2008
	11.938265	12.885335	7.93%	3,379	2007
	10.472857	11.938265	13.99%	6,590	2006
	10.459953	10.472857	0.12%	6,636	2005
	9.919368	10.459953	5.45%	6,684	2004
	8.133388	9.919368	21.96%	7,816	2003
	10.000000	8.133388	-18.67%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.669298	17.645298	12.61%	19,785	2010
	10.438217	15.669298	50.11%	13,681	2009
	14.346373	10.438217	-27.24%	5,522	2008
	14.123583	14.346373	1.58%	5,741	2007
	12.974259	14.123583	8.86%	11,599	2006
	12.885298	12.974259	0.69%	10,500	2005
	11.880988	12.885298	8.45%	12,543	2004
	9.908567	11.880988	19.91%	14,982	2003
	10.000000	9.908567	-0.91%	9,417	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.754100	13.624301	6.82%	823	2010
	10.756697	12.754100	18.57%	823	2009
	11.784921	10.756697	-8.72%	0	2008
	11.359880	11.784921	3.74%	2,393	2007
	11.078033	11.359880	2.54%	2,393	2006
	11.107853	11.078033	-0.27%	1,708	2005
	10.888577	11.107853	2.01%	2,866	2004
	10.569005	10.888577	3.02%	2,237	2003
	10.000000	10.569005	5.69%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.650995	13.486470	6.60%	9,595	2010
	10.694548	12.650995	18.29%	14,687	2009
	11.750426	10.694548	-8.99%	13,482	2008
	11.352877	11.750426	3.50%	16,962	2007
	11.096183	11.352877	2.31%	15,386	2006
	11.160248	11.096183	-0.57%	16,253	2005
	10.971715	11.160248	1.72%	23,051	2004
	10.670712	10.971715	2.82%	40,877	2003
	10.000000	10.670712	6.71%	14,850	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.240845	10.569391	14.38%	0	2010
	7.068590	9.240845	30.73%	0	2009
	11.197446	7.068590	-36.87%	0	2008
	9.568639	11.197446	17.02%	0	2007
	9.095899	9.568639	5.20%	0	2006
	8.901230	9.095899	2.19%	0	2005
	8.541414	8.901230	4.21%	0	2004
	7.045009	8.541414	21.24%	0	2003
	8.472691	7.045009	-16.85%	0	2002
	9.305583	8.472691	-8.95%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.476502	9.682440	14.23%	551	2010
	6.502488	8.476502	30.36%	551	2009
	10.310984	6.502488	-36.94%	551	2008
	8.831354	10.310984	16.75%	142	2007
	8.404854	8.831354	5.07%	142	2006
	8.242935	8.404854	1.96%	142	2005
	7.926397	8.242935	3.99%	142	2004
	6.544192	7.926397	21.12%	142	2003
	7.897131	6.544192	-17.13%	142	2002
	8.682095	7.897131	-9.04%	142	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.094694	12.467451	12.37%	0	2010
	8.739943	11.094694	26.94%	0	2009
	12.472243	8.739943	-29.92%	0	2008
	10.982883	12.472243	13.56%	0	2007
	10.402650	10.982883	5.58%	0	2006
	10.166631	10.402650	2.32%	0	2005
	9.801429	10.166631	3.73%	0	2004
	8.443697	9.801429	16.08%	0	2003
	9.409698	8.443697	-10.27%	0	2002
	9.982426	9.409698	-5.74%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.354926	11.617987	12.20%	0	2010
	8.168561	10.354926	26.77%	0	2009
	11.670962	8.168561	-30.01%	0	2008
	10.293682	11.670962	13.38%	0	2007
	9.758917	10.293682	5.48%	0	2006
	9.551031	9.758917	2.18%	0	2005
	9.223811	9.551031	3.55%	0	2004
	7.962526	9.223811	15.84%	0	2003
	8.890667	7.962526	-10.44%	0	2002
	9.445503	8.890667	-5.87%	4,458	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.377449	12.054565	16.16%	0	2010
	7.618544	10.377449	36.21%	0	2009
	11.729255	7.618544	-35.05%	0	2008
	10.941289	11.729255	7.20%	0	2007
	9.954422	10.941289	9.91%	0	2006
	9.573656	9.954422	3.98%	0	2005
	9.224230	9.573656	3.79%	0	2004
	7.972086	9.224230	15.71%	0	2003
	8.874549	7.972086	-10.17%	0	2002
	9.173236	8.874549	-3.26%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.688397	12.391308	15.93%	1,379	2010
	7.848784	10.688397	36.18%	1,379	2009
	12.106784	7.848784	-35.17%	1,379	2008
	11.312061	12.106784	7.03%	1,349	2007
	10.304739	11.312061	9.78%	1,349	2006
	9.918378	10.304739	3.90%	1,349	2005
	9.581410	9.918378	3.52%	1,349	2004
	8.288961	9.581410	15.59%	1,349	2003
	9.245426	8.288961	-10.35%	5,918	2002
	9.570917	9.245426	-3.40%	4,100	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.495298	8.712231	16.24%	0	2010
	5.601516	7.495298	33.81%	0	2009
	9.674640	5.601516	-42.10%	0	2008
	9.191251	9.674640	5.26%	0	2007
	8.189534	9.191251	12.23%	0	2006
	6.875544	8.189534	19.11%	0	2005
	6.895881	6.875544	-0.29%	0	2004
	5.595540	6.895881	23.24%	0	2003
	6.126332	5.595540	-8.66%	0	2002
	8.717108	6.126332	-29.72%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.382409	8.575280	16.16%	259	2010
	5.522295	7.382409	33.68%	0	2009
	9.563798	5.522295	-42.26%	1,045	2008
	9.102611	9.563798	5.07%	1,343	2007
	8.123309	9.102611	12.06%	2,608	2006
	6.837113	8.123309	18.81%	1,492	2005
	6.856839	6.837113	-0.29%	1,495	2004
	5.575724	6.856839	22.98%	2,038	2003
	8.717102	6.126326	-29.72%	1,109	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.465464	10.724892	13.31%	0	2010
	7.394004	9.465464	28.02%	0	2009
	13.108710	7.394004	-43.59%	0	2008
	13.130105	13.108710	-0.16%	0	2007
	11.106120	13.130105	18.22%	0	2006
	10.666315	11.106120	4.12%	0	2005
	9.727033	10.666315	9.66%	0	2004
	7.587192	9.727033	28.20%	0	2003
	9.285029	7.587192	-18.29%	0	2002
	9.937826	9.285029	-6.57%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.176838	11.513795	13.14%	18,274	2010
	7.958708	10.176838	27.87%	25,565	2009
	14.136418	7.958708	-43.70%	27,348	2008
	14.179774	14.136418	-0.31%	39,573	2007
	12.009070	14.179774	18.08%	45,137	2006
	11.553988	12.009070	3.94%	47,900	2005
	10.550667	11.553988	9.51%	50,936	2004
	8.241747	10.550667	28.01%	59,232	2003
	10.104825	8.241747	-18.44%	27,011	2002
	10.830898	10.104825	-6.70%	10,755	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.264247	9.329211	12.89%	0	2010
	6.601389	8.264247	25.19%	0	2009
	11.516594	6.601389	-42.68%	0	2008
	10.445361	11.516594	10.26%	0	2007
	9.387899	10.445361	11.26%	0	2006
	8.867733	9.387899	5.87%	0	2005
	8.517285	8.867733	4.11%	0	2004
	6.999462	8.517285	21.68%	0	2003
	8.534412	6.999462	-17.99%	0	2002
	9.511361	8.534412	-10.27%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.385361	9.456442	12.77%	5,184	2010
	6.705779	8.385361	25.05%	7,886	2009
	11.723494	6.705779	-42.80%	9,793	2008
	10.646608	11.723494	10.11%	11,845	2007
	9.581923	10.646608	11.11%	12,054	2006
	9.061757	9.581923	5.74%	13,013	2005
	8.722626	9.061757	3.89%	12,248	2004
	7.177193	8.722626	21.53%	14,394	2003
	8.767150	7.177193	-18.14%	7,874	2002
	9.787626	8.767150	-10.43%	1,408	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.148399	8.730714	22.14%	0	2010
	5.666065	7.148399	26.16%	0	2009
	10.907570	5.666065	-48.05%	0	2008
	8.733458	10.907570	24.89%	0	2007
	8.311086	8.733458	5.08%	0	2006
	7.988361	8.311086	4.04%	0	2005
	7.857694	7.988361	1.66%	0	2004
	6.010830	7.857694	30.73%	0	2003
	8.747205	6.010830	-31.28%	0	2002
	10.800438	8.747205	-19.01%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.512181	6.721757	21.94%	18,532	2010
	4.375388	5.512181	25.98%	20,753	2009
	8.434782	4.375388	-48.13%	21,551	2008
	6.764791	8.434782	24.69%	38,263	2007
	6.447264	6.764791	4.92%	56,376	2006
	6.206936	6.447264	3.87%	66,269	2005
	6.113762	6.206936	1.52%	89,831	2004
	4.685275	6.113762	30.49%	88,836	2003
	6.827677	4.685275	-31.38%	34,395	2002
	8.444694	6.827677	-19.15%	24,184	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.393418	10.303578	22.76%	0	2010
	6.101519	8.393418	37.56%	0	2009
	12.122716	6.101519	-49.67%	0	2008
	10.479406	12.122716	15.68%	0	2007
	9.817063	10.479406	6.75%	0	2006
	9.234383	9.817063	6.31%	0	2005
	8.509475	9.234383	8.52%	0	2004
	6.624330	8.509475	28.46%	0	2003
	9.134381	6.624330	-27.48%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.207824	10.075180	22.75%	297	2010
	5.983776	8.207824	37.17%	1,464	2009
	11.895520	5.983776	-49.70%	1,167	2008
	10.300036	11.895520	15.49%	3,394	2007
	9.660764	10.300036	6.62%	4,821	2006
	9.107429	9.660764	6.08%	4,501	2005
	8.412762	9.107429	8.26%	4,508	2004
	6.558843	8.412762	28.27%	4,542	2003
	9.078951	6.558843	-27.76%	1,167	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.252548	11.485413	12.02%	0	2010
	7.243180	10.252548	41.55%	0	2009
	9.818030	7.243180	-26.23%	0	2008
	9.715354	9.818030	1.06%	0	2007
	8.875764	9.715354	9.46%	0	2006
	8.793246	8.875764	0.94%	0	2005
	8.159165	8.793246	7.77%	0	2004
	6.527139	8.159165	25.00%	0	2003
	6.398390	6.527139	2.01%	0	2002
	7.377354	6.398390	-13.27%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.986079	12.294670	11.91%	11,220	2010
	7.778227	10.986079	41.24%	13,087	2009
	10.554198	7.778227	-26.30%	13,994	2008
	10.455466	10.554198	0.94%	18,550	2007
	9.565075	10.455466	9.31%	22,501	2006
	9.495688	9.565075	0.73%	22,587	2005
	8.817745	9.495688	7.69%	23,387	2004
	7.066016	8.817745	24.79%	29,871	2003
	6.948050	7.066016	1.70%	13,143	2002
	8.014309	6.948050	-13.30%	2,949	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.189529	11.415134	12.03%	8,051	2010
	7.212579	10.189529	41.27%	781	2009
	9.792152	7.212579	-26.34%	747	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.189529	11.415134	12.03%	8,051	2010
	7.212579	10.189529	41.27%	781	2009
	9.792152	7.212579	-26.34%	747	2008
	10.000000	9.792152	-2.08%	715	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.302242	9.401594	13.24%	3,051	2010
	6.660765	8.302242	24.64%	4,856	2009
	10.739079	6.660765	-37.98%	4,888	2008
	10.346309	10.739079	3.80%	7,128	2007
	9.080464	10.346309	13.94%	9,088	2006
	8.798589	9.080464	3.20%	46,706	2005
	8.079462	8.798589	8.90%	48,165	2004
	6.390951	8.079462	26.42%	52,853	2003
	8.349328	6.390951	-23.46%	54,786	2002
	9.649314	8.349328	-13.47%	48,018	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.251959	16.187543	6.13%	1,367	2010
	13.387149	15.251959	13.93%	1,367	2009
	14.054621	13.387149	-4.75%	1,332	2008
	13.682297	14.054621	2.72%	1,332	2007
	13.317914	13.682297	2.74%	1,212	2006
	13.236887	13.317914	0.61%	1,212	2005
	12.871793	13.236887	2.84%	1,212	2004
	12.427692	12.871793	3.57%	1,212	2003
	11.440067	12.427692	8.63%	5,124	2002
	10.714289	11.440067	6.77%	5,375	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	30.124291	38.170489	26.71%	0	2010
	21.853693	30.124291	37.85%	0	2009
	36.696663	21.853693	-40.45%	0	2008
	32.278573	36.696663	13.69%	0	2007
	29.119176	32.278573	10.85%	0	2006
	25.021252	29.119176	16.38%	0	2005
	20.369090	25.021252	22.84%	0	2004
	14.935559	20.369090	36.38%	0	2003
	16.837022	14.935559	-11.29%	0	2002
	17.698948	16.837022	-4.87%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.687536	23.654765	26.58%	31,437	2010
	13.582416	18.687536	37.59%	29,375	2009
	22.844623	13.582416	-40.54%	19,466	2008
	20.120136	22.844623	13.54%	26,677	2007
	18.181040	20.120136	10.67%	38,537	2006
	15.647345	18.181040	16.19%	40,298	2005
	12.749910	15.647345	22.73%	49,855	2004
	9.367309	12.749910	36.11%	43,850	2003
	10.575013	9.367309	-11.42%	22,846	2002
	11.133863	10.575013	-5.02%	12,541	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.897326	11.741380	-1.31%	0	2010
	11.998141	11.897326	-0.84%	0	2009
	11.828815	11.998141	1.43%	0	2008
	11.424265	11.828815	3.54%	0	2007
	11.062588	11.424265	3.27%	0	2006
	10.904407	11.062588	1.45%	0	2005
	10.944031	10.904407	-0.36%	0	2004
	11.006409	10.944031	-0.57%	0	2003
	10.993508	11.006409	0.12%	0	2002
	10.722656	10.993508	2.53%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.754812	11.963930	11.24%	0	2010
	8.639914	10.754812	24.48%	0	2009
	15.634145	8.639914	-44.74%	0	2008
	13.550076	15.634145	15.38%	0	2007
	11.668634	13.550076	16.12%	0	2006
	9.961848	11.668634	17.13%	0	2005
	8.916071	9.961848	11.73%	0	2004
	6.324013	8.916071	40.99%	0	2003
	8.064235	6.324013	-21.58%	0	2002
	10.405612	8.064235	-22.50%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.557023	9.505291	11.08%	4,014	2010
	6.886171	8.557023	24.26%	6,182	2009
	12.481789	6.886171	-44.83%	7,082	2008
	10.832149	12.481789	15.23%	10,305	2007
	9.341910	10.832149	15.95%	11,481	2006
	7.988159	9.341910	16.95%	13,618	2005
	7.160561	7.988159	11.56%	15,027	2004
	5.084823	7.160561	40.82%	18,426	2003
	6.493251	5.084823	-21.69%	14,718	2002
	8.366798	6.493251	-22.39%	7,131	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.804647	13.112401	11.08%	6,501	2010
	9.501199	11.804647	24.24%	2,977	2009
	17.217332	9.501199	-44.82%	4,449	2008
	14.940911	17.217332	15.24%	6,105	2007
	12.880975	14.940911	15.99%	7,318	2006
	11.018158	12.880975	16.91%	5,326	2005
	10.000000	11.018158	10.18%	456	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.915223	13.256834	11.26%	0	2010
	9.568180	11.915223	24.53%	0	2009
	17.317872	9.568180	-44.75%	0	2008
	15.006992	17.317872	15.40%	0	2007
	12.922937	15.006992	16.13%	0	2006
	11.037032	12.922937	17.09%	0	2005
	10.000000	11.037032	10.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.780403	11.336364	15.91%	0	2010
	6.979130	9.780403	40.14%	0	2009
	13.258498	6.979130	-47.36%	0	2008
	13.205172	13.258498	0.40%	0	2007
	11.708192	13.205172	12.79%	0	2006
	11.210104	11.708192	4.44%	0	2005
	10.251504	11.210104	9.35%	0	2004
	7.766331	10.251504	32.00%	0	2003
	9.365479	7.766331	-17.07%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.654840	11.170245	15.70%	0	2010
	6.901130	9.654840	39.90%	0	2009
	13.127935	6.901130	-47.43%	0	2008
	13.092168	13.127935	0.27%	0	2007
	11.623030	13.092168	12.64%	0	2006
	11.154406	11.623030	4.20%	0	2005
	10.213818	11.154406	9.21%	0	2004
	7.756777	10.213818	31.68%	0	2003
	9.365487	7.756777	-17.18%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.329609	15.349899	24.50%	0	2010
	7.956797	12.329609	54.96%	0	2009
	16.554073	7.956797	-51.93%	0	2008
	15.924416	16.554073	3.95%	0	2007
	13.919785	15.924416	14.40%	0	2006
	13.786129	13.919785	0.97%	0	2005
	12.284809	13.786129	12.22%	0	2004
	7.907921	12.284809	55.35%	0	2003
	10.000000	7.907921	-20.92%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.518441	14.326790	24.38%	3,428	2010
	7.444867	11.518441	54.72%	5,467	2009
	15.524014	7.444867	-52.04%	3,118	2008
	14.955971	15.524014	3.80%	3,544	2007
	13.094574	14.955971	14.22%	6,078	2006
	12.985028	13.094574	0.84%	6,942	2005
	11.586011	12.985028	12.08%	6,852	2004
	7.478338	11.586011	54.93%	14,406	2003
	10.000000	7.478338	-25.22%	2,374	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.329961	13.490226	19.07%	0	2010
	9.779928	11.329961	15.85%	0	2009
	13.597751	9.779928	-28.08%	0	2008
	14.154722	13.597751	-3.93%	1,351	2007
	12.243150	14.154722	15.61%	1,351	2006
	11.993687	12.243150	2.08%	1,351	2005
	10.950541	11.993687	9.53%	0	2004
	8.906815	10.950541	22.95%	0	2003
	10.000000	8.906815	-10.93%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.446738	9.168592	8.55%	0	2010
	6.587021	8.446738	28.23%	0	2009
	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.980704	14.958231	6.99%	0	2010
	10.339759	13.980704	35.21%	0	2009
	17.573499	10.339759	-41.16%	0	2008
	15.417447	17.573499	13.98%	0	2007
	12.867521	15.417447	19.82%	0	2006
	11.830158	12.867521	8.77%	0	2005
	10.108571	11.830158	17.03%	0	2004
	7.746064	10.108571	30.50%	0	2003
	10.000000	7.746064	-22.54%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.374613	9.498575	13.42%	5,562	2010
	7.046546	8.374613	18.85%	6,213	2009
	12.475526	7.046546	-43.52%	5,397	2008
	11.342231	12.475526	9.99%	7,377	2007
	10.862293	11.342231	4.42%	10,400	2006
	10.161152	10.862293	6.90%	11,595	2005
	9.706432	10.161152	4.68%	17,645	2004
	7.631902	9.706432	27.18%	29,012	2003
	10.000000	7.631902	-23.68%	6,624	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.612143	13.579099	16.94%	0	2010
	8.284647	11.612143	40.16%	0	2009
	15.885961	8.284647	-47.85%	0	2008
	14.558636	15.885961	9.12%	0	2007
	12.690706	14.558636	14.72%	0	2006
	11.760294	12.690706	7.91%	0	2005
	10.342380	11.760294	13.71%	0	2004
	7.760964	10.342380	33.26%	0	2003
	10.000000	7.760964	-22.39%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.757175	12.546867	16.64%	0	2010
	7.695275	10.757175	39.79%	2,487	2009
	14.784302	7.695275	-47.95%	2,487	2008
	13.585319	14.784302	8.83%	2,487	2007
	11.869134	13.585319	14.46%	2,487	2006
	11.033112	11.869134	7.58%	2,262	2005
	10.000000	11.033112	10.33%	2,262	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.987184	10.772010	7.86%	0	2010
	7.906932	9.987184	26.31%	0	2009
	11.497024	7.906932	-31.23%	0	2008
	10.802238	11.497024	6.43%	0	2007
	10.000000	10.802238	8.02%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.899524	10.647585	7.56%	7,213	2010
	7.856845	9.899524	26.00%	7,699	2009
	11.453613	7.856845	-31.40%	10,769	2008
	10.785178	11.453613	6.20%	11,076	2007
	10.000000	10.785178	7.85%	11,207	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.730012	18.547567	10.86%	225	2010
	12.595888	16.730012	32.82%	225	2009
	21.520187	12.595888	-41.47%	225	2008
	19.101202	21.520187	12.66%	818	2007
	15.171166	19.101202	25.90%	3,294	2006
	13.091711	15.171166	15.88%	3,983	2005
	10.749620	13.091711	21.79%	4,264	2004
	8.490585	10.749620	26.61%	4,664	2003
	10.000000	8.490585	-15.09%	2,315	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.588658	15.266194	12.35%	0	2010
	10.600066	13.588658	28.19%	0	2009
	15.063109	10.600066	-29.63%	0	2008
	13.967735	15.063109	7.84%	0	2007
	12.753288	13.967735	9.52%	0	2006
	12.036755	12.753288	5.95%	0	2005
	10.741914	12.036755	12.05%	0	2004
	8.570057	10.741914	25.34%	0	2003
	10.000000	8.570057	-14.30%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.201246	10.831112	17.71%	1,142	2010
	5.642307	9.201246	63.08%	4,925	2009
	11.263210	5.642307	-49.90%	6,026	2008
	9.808925	11.263210	14.83%	7,795	2007
	9.708133	9.808925	1.04%	11,873	2006
	9.160820	9.708133	5.97%	14,048	2005
	8.714448	9.160820	5.12%	14,924	2004
	6.967759	8.714448	25.07%	23,956	2003
	10.000000	6.967759	-30.32%	11,069	2002

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.744501	12.238388	13.90%	4,321	2010
	8.499243	10.744501	26.42%	13,927	2009
	13.447819	8.499243	-36.80%	17,667	2008
	13.986360	13.447819	-3.85%	21,948	2007
	12.241771	13.986360	14.25%	27,889	2006
	11.943112	12.241771	2.50%	37,995	2005
	10.330703	11.943112	15.61%	37,548	2004
	8.024234	10.330703	28.74%	47,894	2003
	10.000000	8.024234	-19.76%	22,730	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.841463	12.669400	6.99%	1,722	2010
	10.000000	11.841463	18.41%	5,110	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.738714	10.752938	10.41%	470	2010
	7.111673	9.738714	36.94%	1,976	2009
	11.462767	7.111673	-37.96%	6,857	2008
	10.487938	11.462767	9.29%	10,599	2007
	9.927473	10.487938	5.65%	12,187	2006
	9.674407	9.927473	2.62%	10,434	2005
	9.016576	9.674407	7.30%	10,655	2004
	7.469892	9.016576	20.71%	15,342	2003
	10.000000	7.469892	-25.30%	4,901	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.985870	8.886272	27.20%	13,140	2010
	5.023606	6.985870	39.06%	9,873	2009
	10.541839	5.023606	-52.35%	13,017	2008
	9.778805	10.541839	7.80%	23,517	2007
	9.709344	9.778805	0.72%	25,412	2006
	9.587807	9.709344	1.27%	29,622	2005
	8.514470	9.587807	12.61%	29,030	2004
	6.330796	8.514470	34.49%	29,979	2003
	10.000000	6.330796	-36.69%	9,422	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.930706	14.629121	33.84%	5,524	2010
	6.814794	10.930706	60.40%	7,280	2009
	11.445532	6.814794	-40.46%	5,027	2008
	11.370804	11.445532	0.66%	5,242	2007
	10.226987	11.370804	11.18%	4,032	2006
	9.889940	10.226987	3.41%	7,509	2005
	9.458357	9.889940	4.56%	7,173	2004
	7.200074	9.458357	31.36%	11,292	2003
	10.000000	7.200074	-28.00%	8,651	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.457755	13.640440	9.49%	6,663	2010
	10.333820	12.457755	20.55%	6,270	2009
	15.606841	10.333820	-33.79%	8,543	2008
	14.734964	15.606841	5.92%	9,264	2007
	12.419543	14.734964	18.64%	11,046	2006
	11.848289	12.419543	4.82%	17,560	2005
	10.480958	11.848289	13.05%	15,698	2004
	8.536736	10.480958	22.77%	16,053	2003
	10.000000	8.536736	-14.63%	995	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.731658	7.32%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.251448	12.246033	8.84%	0	2010
	9.097607	11.251448	23.67%	2,116	2009
	13.029333	9.097607	-31.45%	4,183	2008
	12.382371	13.029333	5.22%	7,169	2007
	11.389945	12.382371	8.71%	9,975	2006
	11.124221	11.389945	2.39%	14,441	2005
	10.665990	11.124221	4.30%	20,527	2004
	9.236951	10.665990	15.47%	19,226	2003
	10.000000	9.236951	-7.63%	13,797	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.842704	13.114504	20.95%	0	2010
	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	1,238	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.421404	13.837289	11.40%	0	2010
	10.000000	12.421404	24.21%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.170310	10.113208	10.28%	0	2010
	7.547477	9.170310	21.50%	0	2009
	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	7,480	2007
	10.000000	10.448212	4.48%	3,523	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.359202	10.809588	4.35%	0	2010
	9.382348	10.359202	10.41%	6,568	2009
	10.573953	9.382348	-11.27%	3,315	2008
	10.430304	10.573953	1.38%	1,135	2007
	10.000000	10.430304	4.30%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.173918	11.148227	9.58%	103	2010
	7.297903	10.173918	39.41%	0	2009
	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.478706	9.866054	16.36%	4,621	2010
	6.205551	8.478706	36.63%	5,073	2009
	11.299224	6.205551	-45.08%	6,328	2008
	10.257600	11.299224	10.15%	7,333	2007
	10.000000	10.257600	2.58%	3,996	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.680104	8.390989	9.26%	291	2010
	5.969082	7.680104	28.66%	291	2009
	9.789543	5.969082	-39.03%	0	2008
	10.000000	9.789543	-2.10%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.744906	13.084641	11.41%	0	2010
	8.166545	11.744906	43.82%	0	2009
	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.681195	8.725708	13.60%	0	2010
	5.100655	7.681195	50.59%	0	2009
	10.000000	5.100655	-48.99%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.917563	9.633034	21.67%	0	2010
	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.899216	9.609219	21.65%	0	2010
	6.112260	7.899216	29.24%	0	2009
	10.000000	6.112260	-38.88%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.072182	9.135711	13.18%	0	2010
	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.326349	10.137305	8.70%	0	2010
	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.783074	9.718279	10.65%	0	2010
	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.074792	10.593192	5.15%	0	2010
	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.055130	9.928511	9.65%	0	2010
	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.502192	9.484680	11.56%	0	2010
	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.599226	10.304217	7.34%	0	2010
	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.540779	11.109700	5.40%	0	2010
	9.842156	10.540779	7.10%	0	2009
	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.498770	11.036643	5.12%	373	2010
	9.820358	10.498770	6.91%	373	2009
	10.000000	9.820358	-1.80%	126	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.263937	11.989176	6.44%	171	2010
	9.826168	11.263937	14.63%	5,294	2009
	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.672267	29.296506	14.12%	1,519	2010
	15.989073	25.672267	60.56%	0	2009
	38.605478	15.989073	-58.58%	0	2008
	27.010025	38.605478	42.93%	0	2007
	20.125433	27.010025	34.21%	1,818	2006
	15.447087	20.125433	30.29%	1,818	2005
	13.027753	15.447087	18.57%	1,928	2004
	8.036053	13.027753	62.12%	1,928	2003
	10.000000	8.036053	-19.64%	816	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.627314	22.393517	14.09%	19,660	2010
	12.224203	19.627314	60.56%	12,130	2009
	29.468725	12.224203	-58.52%	3,299	2008
	20.580914	29.468725	43.18%	16,992	2007
	15.307966	20.580914	34.45%	10,619	2006
	11.735542	15.307966	30.44%	4,694	2005
	10.000000	11.735542	17.36%	3,755	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.919546	13.327526	3.16%	29,848	2010
	12.779374	12.919546	1.10%	18,531	2009
	12.050318	12.779374	6.05%	17,228	2008
	11.423325	12.050318	5.49%	16,222	2007
	11.227530	11.423325	1.74%	21,512	2006
	11.043399	11.227530	1.67%	20,139	2005
	10.862900	11.043399	1.66%	30,697	2004
	10.817550	10.862900	0.42%	43,668	2003
	10.000000	10.817550	8.18%	16,850	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.946617	7.728306	11.25%	318	2010
	5.450702	6.946617	27.44%	318	2009
	10.000000	5.450702	-45.49%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.978917	13.518604	12.85%	8,543	2010
	9.565238	11.978917	25.23%	15,642	2009
	15.384111	9.565238	-37.82%	12,794	2008
	14.748864	15.384111	4.31%	40,874	2007
	12.818201	14.748864	15.06%	32,206	2006
	12.062674	12.818201	6.26%	31,787	2005
	10.745377	12.062674	12.26%	29,804	2004
	8.276782	10.745377	29.83%	35,068	2003
	10.000000	8.276782	-17.23%	8,147	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.519523	12.454099	8.11%	0	2010
	10.000000	11.519523	15.20%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.077950	13.321369	10.29%	0	2010
	10.000000	12.077950	20.78%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.878586	12.383622	4.25%	66,622	2010
	11.060772	11.878586	7.39%	40,913	2009
	11.954959	11.060772	-7.48%	61,248	2008
	11.524069	11.954959	3.74%	67,361	2007
	11.025390	11.524069	4.52%	89,099	2006
	10.840030	11.025390	1.71%	90,743	2005
	10.521213	10.840030	3.03%	90,083	2004
	9.903786	10.521213	6.23%	114,227	2003
	10.000000	9.903786	-0.96%	37,637	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.089245	13.200894	9.20%	79,233	2010
	10.307241	12.089245	17.29%	99,734	2009
	13.631611	10.307241	-24.39%	173,030	2008
	13.105682	13.631611	4.01%	226,502	2007
	11.954265	13.105682	9.63%	242,103	2006
	11.525966	11.954265	3.72%	258,346	2005
	10.688174	11.525966	7.84%	245,666	2004
	9.043080	10.688174	18.19%	206,569	2003
	10.000000	9.043080	-9.57%	89,434	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.177212	13.527219	11.09%	48,321	2010
	9.943468	12.177212	22.46%	63,028	2009
	14.721452	9.943468	-32.46%	60,558	2008
	14.088023	14.721452	4.50%	91,737	2007
	12.492682	14.088023	12.77%	112,390	2006
	11.850697	12.492682	5.42%	108,403	2005
	10.738625	11.850697	10.36%	156,914	2004
	8.612781	10.738625	24.68%	159,633	2003
	10.000000	8.612781	-13.87%	112,609	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.136894	12.966469	6.84%	21,200	2010
	10.761012	12.136894	12.79%	26,582	2009
	12.866095	10.761012	-16.36%	36,082	2008
	12.346339	12.866095	4.21%	48,070	2007
	11.565999	12.346339	6.75%	59,272	2006
	11.243219	11.565999	2.87%	99,098	2005
	10.657261	11.243219	5.50%	101,306	2004
	9.520757	10.657261	11.94%	65,685	2003
	10.000000	9.520757	-4.79%	21,078	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.316628	16.545546	24.25%	0	2010
	9.890848	13.316628	34.64%	0	2009
	15.812673	9.890848	-37.45%	0	2008
	14.934039	15.812673	5.88%	594	2007
	13.803458	14.934039	8.19%	594	2006
	12.506920	13.803458	10.37%	594	2005
	10.976905	12.506920	13.94%	0	2004
	8.280298	10.976905	32.57%	0	2003
	10.000000	8.280298	-17.20%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.501525	15.491435	23.92%	8,781	2010
	9.302751	12.501525	34.39%	11,924	2009
	14.907941	9.302751	-37.60%	13,021	2008
	14.104203	14.907941	5.70%	15,052	2007
	13.053887	14.104203	8.05%	17,203	2006
	11.849007	13.053887	10.17%	15,160	2005
	10.419971	11.849007	13.71%	15,660	2004
	7.880875	10.419971	32.22%	15,657	2003
	10.000000	7.880875	-21.19%	11,135	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.406045	10.244765	-1.55%	7,813	2010
	10.565443	10.406045	-1.51%	51,368	2009
	10.515824	10.565443	0.47%	80,960	2008
	10.193741	10.515824	3.16%	71,045	2007
	9.905063	10.193741	2.91%	38,979	2006
	9.799130	9.905063	1.08%	29,239	2005
	9.873298	9.799130	-0.75%	25,880	2004
	9.966390	9.873298	-0.93%	22,866	2003
	10.000000	9.966390	-0.34%	11,334	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.121240	9.099245	12.04%	0	2010
	6.060724	8.121240	34.00%	0	2009
	10.000000	6.060724	-39.39%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.491034	10.959871	4.47%	0	2010
	8.207310	10.491034	27.83%	0	2009
	15.534392	8.207310	-47.17%	0	2008
	15.330918	15.534392	1.33%	956	2007
	12.685965	15.330918	20.85%	956	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.336403	10.771659	4.21%	267	2010
	8.107963	10.336403	27.48%	154	2009
	15.380343	8.107963	-47.28%	1,446	2008
	15.213340	15.380343	1.10%	1,470	2007
	12.623671	15.213340	20.51%	3,754	2006
	11.468479	12.623671	10.07%	6,683	2005
	10.000000	11.468479	14.68%	283	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.015864	9.103739	13.57%	0	2010
	6.294480	8.015864	27.35%	0	2009
	10.000000	6.294480	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.880723	8.747553	11.00%	17,257	2010
	6.282625	7.880723	25.44%	34,003	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.740305	9.637421	24.51%	0	2010
	6.204977	7.740305	24.74%	0	2009
	10.000000	6.204977	-37.95%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.590080	10.117338	17.78%	0	2010
	6.687632	8.590080	28.45%	0	2009
	10.000000	6.687632	-33.12%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	8.018082	9.875639	23.17%	7,197	2010
	6.403440	8.018082	25.22%	2,860	2009
	12.166155	6.403440	-47.37%	3,578	2008
	11.286483	12.166155	7.79%	3,578	2007
	11.131397	11.286483	1.39%	3,381	2006
	10.494338	11.131397	6.07%	2,533	2005
	9.419174	10.494338	11.41%	2,533	2004
	7.136522	9.419174	31.99%	2,533	2003
	10.000000	7.136522	-28.63%	676	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.168360	15.167118	24.64%	0	2010
	9.792769	12.168360	24.26%	0	2009
	14.661089	9.792769	-33.21%	0	2008
	15.996054	14.661089	-8.35%	0	2007
	13.851719	15.996054	15.48%	0	2006
	13.649711	13.851719	1.48%	0	2005
	11.819884	13.649711	15.48%	0	2004
	7.654018	11.819884	54.43%	0	2003
	10.000000	7.654018	-23.46%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.089422	13.808073	24.52%	15,177	2010
	8.949626	11.089422	23.91%	11,364	2009
	13.428075	8.949626	-33.35%	335	2008
	14.703631	13.428075	-8.68%	1,071	2007
	12.753964	14.703631	15.29%	3,613	2006
	12.603640	12.753964	1.19%	5,763	2005
	10.942237	12.603640	15.18%	3,613	2004
	7.104185	10.942237	54.03%	5,298	2003
	10.000000	7.104185	-28.96%	731	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.211177	16.299792	23.38%	0	2010
	9.962119	13.211177	32.61%	0	2009
	16.371285	9.962119	-39.15%	0	2008
	16.283289	16.371285	0.54%	0	2007
	14.761857	16.283289	10.31%	0	2006
	13.349292	14.761857	10.58%	0	2005
	11.392292	13.349292	17.18%	0	2004
	8.205908	11.392292	38.83%	0	2003
	10.000000	8.205908	-17.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.301381	16.366531	23.04%	5,091	2010
	10.050460	13.301381	32.35%	5,793	2009
	16.560828	10.050460	-39.31%	8,734	2008
	16.510220	16.560828	0.31%	14,061	2007
	15.005949	16.510220	10.02%	15,286	2006
	13.607722	15.005949	10.28%	12,995	2005
	11.636162	13.607722	16.94%	13,733	2004
	8.405511	11.636162	38.43%	11,784	2003
	10.000000	8.405511	-15.94%	1,202	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.038491	8.960472	11.47%	0	2010
	6.503084	8.038491	23.61%	0	2009
	11.313264	6.503084	-42.52%	0	2008
	10.651572	11.313264	6.21%	0	2007
	10.000000	10.651572	6.52%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.162981	9.155055	27.81%	4,896	2010
	5.574716	7.162981	28.49%	1,235	2009
	10.000000	5.574716	-44.25%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.376547	10.462925	0.83%	11,565	2010
	9.840303	10.376547	5.45%	180	2009
	10.000000	9.840303	-1.60%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.277938	14.541335	9.52%	0	2010
	10.000000	13.277938	32.78%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.924568	13.844074	7.11%	0	2010
	10.000000	12.924568	29.25%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.902816	13.784817	6.84%	34,289	2010
	10.000000	12.902816	29.03%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.899269	13.505359	4.70%	0	2010
	10.000000	12.899269	28.99%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.758644	14.567612	14.18%	0	2010
	9.276871	12.758644	37.53%	0	2009
	15.756316	9.276871	-41.12%	0	2008
	15.051810	15.756316	4.68%	0	2007
	12.990315	15.051810	15.87%	0	2006
	11.539692	12.990315	12.57%	0	2005
	10.000000	11.539692	15.40%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.582011	14.327947	13.88%	3,229	2010
	9.169235	12.582011	37.22%	4,804	2009
	15.613350	9.169235	-41.27%	6,082	2008
	14.954489	15.613350	4.41%	10,378	2007
	12.938136	14.954489	15.58%	7,197	2006
	11.522606	12.938136	12.28%	6,922	2005
	10.000000	11.522606	15.23%	2,470	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.420827	16.464119	14.17%	0	2010
	10.479849	14.420827	37.61%	0	2009
	17.797809	10.479849	-41.12%	0	2008
	17.004983	17.797809	4.66%	0	2007
	14.675548	17.004983	15.87%	0	2006
	13.040128	14.675548	12.54%	0	2005
	11.115302	13.040128	17.32%	0	2004
	7.894020	11.115302	40.81%	0	2003
	10.000000	7.894020	-21.06%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.138379	16.105184	13.91%	1,882	2010
	10.305353	14.138379	37.19%	7,942	2009
	17.543236	10.305353	-41.26%	14,225	2008
	16.799349	17.543236	4.43%	14,611	2007
	14.538652	16.799349	15.55%	19,136	2006
	12.946559	14.538652	12.30%	19,222	2005
	11.062001	12.946559	17.04%	19,246	2004
	7.864982	11.062001	40.65%	20,670	2003
	10.000000	7.864982	-21.35%	7,504	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.532733	16.421132	12.99%	2,748	2010
	12.466621	14.532733	16.57%	2,685	2009
	14.807879	12.466621	-15.81%	4,336	2008
	13.730686	14.807879	7.85%	6,858	2007
	13.005504	13.730686	5.58%	7,984	2006
	12.890134	13.005504	0.90%	9,405	2005
	12.074690	12.890134	6.75%	10,905	2004
	10.468453	12.074690	15.34%	14,076	2003
	10.000000	10.468453	4.68%	5,181	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.479231	2.799247	12.91%	0	2010
	1.986750	2.479231	24.79%	0	2009
	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.475677	3.928704	13.03%	0	2010
	2.817160	3.475677	23.38%	0	2009
	13.417420	2.817160	-79.00%	0	2008
	13.643693	13.417420	-1.66%	0	2007
	12.664500	13.643693	7.73%	0	2006
	12.572462	12.664500	0.73%	0	2005
	11.719537	12.572462	7.28%	0	2004
	9.603193	11.719537	22.04%	0	2003
	10.000000	9.603193	-3.97%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.993284	11.395505	14.03%	8,615	2010
	7.930540	9.993284	26.01%	9,682	2009
	13.125417	7.930540	-39.58%	12,564	2008
	12.801715	13.125417	2.53%	17,994	2007
	11.330500	12.801715	12.98%	19,730	2006
	10.883564	11.330500	4.11%	22,962	2005
	10.128590	10.883564	7.45%	32,619	2004
	8.136771	10.128590	24.48%	42,761	2003
	10.000000	8.136771	-18.63%	9,570	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.719011	16.667918	21.50%	0	2010
	10.157063	13.719011	35.07%	0	2009
	16.595131	10.157063	-38.79%	0	2008
	17.064308	16.595131	-2.75%	0	2007
	15.071787	17.064308	13.22%	0	2006
	13.926691	15.071787	8.22%	0	2005
	11.845461	13.926691	17.57%	0	2004
	8.334376	11.845461	42.13%	0	2003
	10.000000	8.334376	-16.66%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.960454	9.644118	21.15%	0	2010
	5.907088	7.960454	34.76%	0	2009
	9.678450	5.907088	-38.97%	0	2008
	9.970470	9.678450	-2.93%	0	2007
	10.000000	9.970470	-0.30%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.852457	11.685600	7.68%	0	2010
	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.931791	11.320459	3.56%	0	2010
	10.000000	10.931791	9.32%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.345457	12.775674	12.61%	1,140	2010
	8.877511	11.345457	27.80%	1,178	2009
	14.709772	8.877511	-39.65%	1,210	2008
	15.903032	14.709772	-7.50%	1,277	2007
	13.935435	15.903032	14.12%	271	2006
	13.450952	13.935435	3.60%	25	2005
	12.296362	13.450952	9.39%	25	2004
	10.000000	12.296362	22.96%	25	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.769357	12.748786	8.32%	0	2010
	9.591854	11.769357	22.70%	0	2009
	17.383373	9.591854	-44.82%	0	2008
	16.295155	17.383373	6.68%	0	2007
	12.958826	16.295155	25.75%	0	2006
	11.731315	12.958826	10.46%	0	2005
	10.255110	11.731315	14.39%	0	2004
	8.104436	10.255110	26.54%	0	2003
	10.000000	8.104436	-18.96%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.444790	14.195273	24.03%	0	2010
	8.838125	11.444790	29.49%	0	2009
	14.805031	8.838125	-40.30%	0	2008
	17.231207	14.805031	-14.08%	0	2007
	14.921148	17.231207	15.48%	0	2006
	14.159691	14.921148	5.38%	0	2005
	11.395302	14.159691	24.26%	0	2004
	7.734536	11.395302	47.33%	0	2003
	10.000000	7.734536	-22.65%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.694683	13.908160	18.93%	6,595	2010
	7.247719	11.694683	61.36%	7,097	2009
	11.691682	7.247719	-38.01%	2,028	2008
	11.255424	11.691682	3.88%	2,161	2007
	10.842793	11.255424	3.81%	1,952	2006
	10.419822	10.842793	4.06%	2,023	2005
	10.076730	10.419822	3.40%	2,097	2004
	8.194146	10.076730	22.97%	0	2003
	10.000000	8.194146	-18.06%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.626812	11.179657	5.20%	0	2010
	9.868405	10.626812	7.69%	0	2009
	11.194198	9.868405	-11.84%	0	2008
	10.807431	11.194198	3.58%	78	2007
	10.599662	10.807431	1.96%	78	2006
	10.358581	10.599662	2.33%	78	2005
	10.109894	10.358581	2.46%	78	2004
	10.000000	10.109894	1.10%	78	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.793731	17.94%	5,671	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.064835	16.306131	24.81%	764	2010
	10.000000	13.064835	30.65%	0	2009*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.641479	10.701578	11.00%	5,172	2010
	8.141536	9.641479	18.42%	9,654	2009
	13.951751	8.141536	-41.65%	13,578	2008
	13.522612	13.951751	3.17%	24,083	2007
	11.746786	13.522612	15.12%	24,773	2006
	11.412717	11.746786	2.93%	25,906	2005
	10.428037	11.412717	9.44%	27,565	2004
	8.017175	10.428037	30.07%	20,466	2003
	10.000000	8.017175	-19.83%	2,094	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.714091	16.127664	2.63%	5,878	2010
	11.885853	15.714091	32.21%	9,203	2009
	25.856845	11.885853	-54.03%	14,364	2008
	24.890155	25.856845	3.88%	15,207	2007
	18.719533	24.890155	32.96%	15,512	2006
	16.325904	18.719533	14.66%	17,468	2005
	13.284662	16.325904	22.89%	17,630	2004
	9.378586	13.284662	41.65%	27,781	2003
	10.000000	9.378586	-6.21%	14,345	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.448693	10.211697	8.08%	2,464	2010
	7.003584	9.448693	34.91%	2,808	2009
	11.827488	7.003584	-40.79%	5,527	2008
	10.580405	11.827488	11.79%	6,974	2007
	10.821365	10.580405	-2.23%	6,716	2006
	9.575494	10.821365	13.01%	14,633	2005
	8.981652	9.575494	6.61%	16,082	2004
	7.398726	8.981652	21.39%	15,524	2003
	10.000000	7.398726	-26.01%	6,981	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.320972	19.084678	24.57%	4,465	2010
	10.914315	15.320972	40.38%	9,030	2009
	17.263299	10.914315	-36.78%	16,897	2008
	17.281568	17.263299	-0.11%	16,118	2007
	15.377862	17.281568	12.38%	16,649	2006
	14.655318	15.377862	4.93%	21,842	2005
	12.507784	14.655318	17.17%	22,339	2004
	9.021757	12.507784	38.64%	23,613	2003
	10.000000	9.021757	-9.78%	7,927	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.047512	13.012002	8.01%	545	2010
	10.000000	12.047512	20.48%	2,069	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.917443	15.993802	23.82%	0	2010
	10.499785	12.917443	23.03%	0	2009
	15.445658	10.499785	-32.02%	0	2008
	15.801708	15.445658	-2.25%	0	2007
	14.035313	15.801708	12.59%	0	2006
	13.300763	14.035313	5.52%	0	2005
	11.089928	13.300763	19.94%	0	2004
	8.179731	11.089928	35.58%	0	2003
	10.000000	8.179731	-18.20%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.145967	11.462920	12.98%	0	2010
	7.708778	10.145967	31.62%	0	2009
	11.947102	7.708778	-35.48%	0	2008
	11.265359	11.947102	6.05%	0	2007
	10.483470	11.265359	7.46%	0	2006
	10.281699	10.483470	1.96%	0	2005
	9.837878	10.281699	4.51%	0	2004
	7.934461	9.837878	23.99%	0	2003
	10.000000	7.934461	-20.66%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.830196	12.238356	13.00%	0	2010
	8.712043	10.830196	24.31%	0	2009
	14.085584	8.712043	-38.15%	0	2008
	13.601096	14.085584	3.56%	0	2007
	11.966974	13.601096	13.66%	0	2006
	11.616017	11.966974	3.02%	0	2005
	10.669550	11.616017	8.87%	0	2004
	8.446991	10.669550	26.31%	0	2003
	10.000000	8.446991	-15.53%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.103302	13.641088	12.71%	14,318	2010
	9.758522	12.103302	24.03%	15,636	2009
	15.822529	9.758522	-38.33%	27,449	2008
	15.316694	15.822529	3.30%	32,055	2007
	13.510602	15.316694	13.37%	32,464	2006
	13.146761	13.510602	2.77%	32,906	2005
	12.107122	13.146761	8.59%	33,463	2004
	10.000000	12.107122	21.07%	6,887	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.910183	11.020213	11.20%	4,677	2010
	8.891775	9.910183	11.45%	2,526	2009
	12.848275	8.891775	-30.79%	2,435	2008
	11.910009	12.848275	7.88%	2,349	2007
	10.453364	11.910009	13.93%	2,432	2006
	10.445777	10.453364	0.07%	2,483	2005
	9.910964	10.445777	5.40%	2,498	2004
	8.130621	9.910964	21.90%	2,536	2003
	10.000000	8.130621	-18.69%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.606720	17.565908	12.55%	29,529	2010
	10.401808	15.606720	50.04%	16,020	2009
	14.303607	10.401808	-27.28%	19,394	2008
	14.088671	14.303607	1.53%	20,393	2007
	12.948753	14.088671	8.80%	31,431	2006
	12.866475	12.948753	0.64%	39,176	2005
	11.869662	12.866475	8.40%	40,133	2004
	9.904156	11.869662	19.85%	32,631	2003
	10.000000	9.904156	-0.96%	10,575	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.705084	13.565046	6.77%	0	2010
	10.720802	12.705084	18.51%	0	2009
	11.751573	10.720802	-8.77%	0	2008
	11.333522	11.751573	3.69%	0	2007
	11.057929	11.333522	2.49%	0	2006
	11.093317	11.057929	-0.32%	0	2005
	10.879854	11.093317	1.96%	0	2004
	10.565900	10.879854	2.97%	0	2003
	10.000000	10.565900	5.66%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.601811	13.427213	6.55%	8,079	2010
	10.658382	12.601811	18.23%	11,744	2009
	11.716643	10.658382	-9.03%	16,215	2008
	11.326011	11.716643	3.45%	33,529	2007
	11.075534	11.326011	2.26%	29,805	2006
	11.145122	11.075534	-0.62%	32,213	2005
	10.962410	11.145122	1.67%	35,788	2004
	10.667089	10.962410	2.77%	47,768	2003
	10.000000	10.667089	6.67%	16,815	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.190909	10.506944	14.32%	0	2010
	7.033960	9.190909	30.66%	0	2009
	11.148267	7.033960	-36.91%	0	2008
	9.531478	11.148267	16.96%	0	2007
	9.065170	9.531478	5.14%	0	2006
	8.875650	9.065170	2.14%	0	2005
	8.521194	8.875650	4.16%	0	2004
	7.031903	8.521194	21.18%	0	2003
	8.461230	7.031903	-16.89%	0	2002
	9.297750	8.461230	-9.00%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.434980	9.630111	14.17%	721	2010
	6.473913	8.434980	30.29%	746	2009
	10.270890	6.473913	-36.97%	768	2008
	8.801518	10.270890	16.69%	819	2007
	8.380699	8.801518	5.02%	1,806	2006
	8.223411	8.380699	1.91%	1,806	2005
	7.911639	8.223411	3.94%	1,806	2004
	6.535322	7.911639	21.06%	1,806	2003
	7.890448	6.535322	-17.17%	1,806	2002
	8.679190	7.890448	-9.09%	354	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	11.034696	12.393722	12.32%	0	2010
	8.697102	11.034696	26.88%	0	2009
	12.417435	8.697102	-29.96%	0	2008
	10.940202	12.417435	13.50%	0	2007
	10.367483	10.940202	5.52%	0	2006
	10.137395	10.367483	2.27%	0	2005
	9.778212	10.137395	3.67%	0	2004
	8.427977	9.778212	16.02%	0	2003
	9.396957	8.427977	-10.31%	0	2002
	9.974006	9.396957	-5.79%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.304220	11.555243	12.14%	1,518	2010
	8.132681	10.304220	26.70%	1,518	2009
	11.625610	8.132681	-30.05%	1,518	2008
	10.258918	11.625610	13.32%	1,518	2007
	9.730875	10.258918	5.43%	1,518	2006
	9.528407	9.730875	2.12%	1,518	2005
	9.206638	9.528407	3.49%	1,518	2004
	7.951733	9.206638	15.78%	1,518	2003
	8.883133	7.951733	-10.49%	1,518	2002
	9.442327	8.883133	-5.92%	393	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.321384	11.983356	16.10%	0	2010
	7.581228	10.321384	36.14%	0	2009
	11.677747	7.581228	-35.08%	0	2008
	10.898795	11.677747	7.15%	0	2007
	9.920791	10.898795	9.86%	0	2006
	9.546141	9.920791	3.92%	0	2005
	9.202385	9.546141	3.74%	0	2004
	7.957246	9.202385	15.65%	0	2003
	8.862535	7.957246	-10.21%	0	2002
	9.165506	8.862535	-3.31%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.635986	12.324296	15.87%	4,955	2010
	7.814267	10.635986	36.11%	5,125	2009
	12.059687	7.814267	-35.20%	5,320	2008
	11.273813	12.059687	6.97%	6,571	2007
	10.275101	11.273813	9.72%	10,142	2006
	9.894860	10.275101	3.84%	10,606	2005
	9.563564	9.894860	3.46%	12,201	2004
	8.277726	9.563564	15.53%	14,265	2003
	9.237597	8.277726	-10.39%	13,412	2002
	9.567701	9.237597	-3.45%	2,815	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.460159	8.666971	16.18%	0	2010
	5.578077	7.460159	33.74%	0	2009
	9.639075	5.578077	-42.13%	0	2008
	9.162140	9.639075	5.21%	0	2007
	8.167728	9.162140	12.17%	0	2006
	6.860697	8.167728	19.05%	0	2005
	6.884489	6.860697	-0.35%	0	2004
	5.589135	6.884489	23.18%	0	2003
	6.122434	5.589135	-8.71%	0	2002
	8.716039	6.122434	-29.76%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.347797	8.530743	16.10%	954	2010
	5.499204	7.347797	33.62%	954	2009
	9.528641	5.499204	-42.29%	1,070	2008
	9.073787	9.528641	5.01%	1,228	2007
	8.101693	9.073787	12.00%	1,258	2006
	6.822370	8.101693	18.75%	1,288	2005
	6.845534	6.822370	-0.34%	1,319	2004
	5.569356	6.845534	22.91%	1,235	2003
	6.122437	5.569356	-9.03%	228	2002
	8.716033	6.122437	-29.76%	743	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.414347	10.661560	13.25%	0	2010
	7.357803	9.414347	27.95%	0	2009
	13.051181	7.357803	-43.62%	0	2008
	13.079150	13.051181	-0.21%	0	2007
	11.068633	13.079150	18.16%	0	2006
	10.635699	11.068633	4.07%	0	2005
	9.704043	10.635699	9.60%	0	2004
	7.573088	9.704043	28.14%	0	2003
	9.272487	7.573088	-18.33%	0	2002
	9.929472	9.272487	-6.62%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.126981	11.451578	13.08%	21,150	2010
	7.923737	10.126981	27.81%	27,850	2009
	14.081481	7.923737	-43.73%	32,632	2008
	14.131886	14.081481	-0.36%	44,355	2007
	11.974577	14.131886	18.02%	50,728	2006
	11.526633	11.974577	3.89%	50,336	2005
	10.531033	11.526633	9.45%	57,610	2004
	8.230585	10.531033	27.95%	45,410	2003
	10.096273	8.230585	-18.48%	14,826	2002
	10.827267	10.096273	-6.75%	3,103	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.219576	9.274087	12.83%	0	2010
	6.569031	8.219576	25.13%	0	2009
	11.465979	6.569031	-42.71%	0	2008
	10.404771	11.465979	10.20%	0	2007
	9.356161	10.404771	11.21%	0	2006
	8.842224	9.356161	5.81%	0	2005
	8.497113	8.842224	4.06%	0	2004
	6.986435	8.497113	21.62%	0	2003
	8.522859	6.986435	-18.03%	0	2002
	9.503349	8.522859	-10.32%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.344275	9.405334	12.72%	10,312	2010
	6.676315	8.344275	24.98%	13,916	2009
	11.677927	6.676315	-42.83%	17,444	2008
	10.610638	11.677927	10.06%	18,685	2007
	9.554394	10.610638	11.06%	19,317	2006
	9.040298	9.554394	5.69%	19,671	2005
	8.706390	9.040298	3.84%	21,396	2004
	7.167473	8.706390	21.47%	24,563	2003
	8.759735	7.167473	-18.18%	19,620	2002
	9.784346	8.759735	-10.47%	945	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.109761	8.679131	22.07%	539	2010
	5.638305	7.109761	26.10%	539	2009
	10.859663	5.638305	-48.08%	539	2008
	8.699551	10.859663	24.83%	539	2007
	8.283021	8.699551	5.03%	539	2006
	7.965428	8.283021	3.99%	539	2005
	7.839114	7.965428	1.61%	539	2004
	5.999654	7.839114	30.66%	539	2003
	8.735373	5.999654	-31.32%	539	2002
	10.791343	8.735373	-19.05%	8,906	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.485147	6.685398	21.88%	19,526	2010
	4.356142	5.485147	25.92%	23,993	2009
	8.401970	4.356142	-48.15%	31,685	2008
	6.741914	8.401970	24.62%	58,123	2007
	6.428722	6.741914	4.87%	55,368	2006
	6.192218	6.428722	3.82%	56,788	2005
	6.102357	6.192218	1.47%	64,218	2004
	4.678914	6.102357	30.42%	65,430	2003
	6.821878	4.678914	-31.41%	28,553	2002
	8.441852	6.821878	-19.19%	3,451	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.355107	10.251350	22.70%	0	2010
	6.076753	8.355107	37.49%	0	2009
	12.079691	6.076753	-49.69%	0	2008
	10.447543	12.079691	15.62%	0	2007
	9.792180	10.447543	6.69%	0	2006
	9.215641	9.792180	6.26%	0	2005
	8.496522	9.215641	8.46%	0	2004
	6.617605	8.496522	28.39%	0	2003
	9.129753	6.617605	-27.52%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.170368	10.024115	22.69%	0	2010
	5.959486	8.170368	37.10%	3,242	2009
	11.853279	5.959486	-49.72%	17,517	2008
	10.268714	11.853279	15.43%	22,826	2007
	9.636274	10.268714	6.56%	23,497	2006
	9.088935	9.636274	6.02%	23,606	2005
	8.399945	9.088935	8.20%	24.791	2004
	6.552177	8.399945	28.20%	11,058	2003
	9.074349	6.552177	-27.79%	110	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.197159	11.417544	11.97%	0	2010
	7.207705	10.197159	41.48%	0	2009
	9.774914	7.207705	-26.26%	0	2008
	9.677626	9.774914	1.01%	0	2007
	8.845774	9.677626	9.40%	0	2006
	8.767976	8.845774	0.89%	0	2005
	8.139855	8.767976	7.72%	0	2004
	6.514991	8.139855	24.94%	0	2003
	6.389730	6.514991	1.96%	0	2002
	7.371133	6.389730	-13.31%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.932229	12.228197	11.85%	2,628	2010
	7.744032	10.932229	41.17%	5,191	2009
	10.513144	7.744032	-26.34%	7,607	2008
	10.420123	10.513144	0.89%	25,644	2007
	9.537576	10.420123	9.25%	26,717	2006
	9.473189	9.537576	0.68%	30,535	2005
	8.801322	9.473189	7.63%	33,546	2004
	7.056444	8.801322	24.73%	30,731	2003
	6.942163	7.056444	1.65%	3,359	2002
	8.011610	6.942163	-13.35%	1,133	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.175735	11.393900	11.97%	0	2010
	7.206471	10.175735	41.20%	618	2009
	9.788832	7.206471	-26.38%	973	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.175735	11.393900	11.97%	0	2010
	7.206471	10.175735	41.20%	618	2009
	9.788832	7.206471	-26.38%	973	2008
	10.000000	9.788832	-2.11%	21	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.257396	9.346063	13.18%	765	2010
	6.628150	8.257396	24.58%	765	2009
	10.691951	6.628150	-38.01%	765	2008
	10.306169	10.691951	3.74%	765	2007
	9.049819	10.306169	13.88%	765	2006
	8.773332	9.049819	3.15%	765	2005
	8.060356	8.773332	8.85%	1,475	2004
	6.379069	8.060356	26.36%	1,475	2003
	8.338036	6.379069	-23.49%	1,475	2002
	9.641192	8.338036	-13.52%	1,475	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.169617	16.091970	6.08%	0	2010
	13.321638	15.169617	13.87%	0	2009
	13.992947	13.321638	-4.80%	0	2008
	13.629214	13.992947	2.67%	218	2007
	13.272964	13.629214	2.68%	676	2006
	13.198905	13.272964	0.56%	691	2005
	12.841371	13.198905	2.78%	707	2004
	12.404623	12.841371	3.52%	723	2003
	11.424622	12.404623	8.58%	443	2002
	10.705289	11.424622	6.72%	541	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	29.961500	37.944960	26.65%	0	2010
	21.746635	29.961500	37.78%	0	2009
	36.535499	21.746635	-40.48%	0	2008
	32.153232	36.535499	13.63%	0	2007
	29.020806	32.153232	10.79%	0	2006
	24.949349	29.020806	16.32%	0	2005
	20.320880	24.949349	22.78%	0	2004
	14.907770	20.320880	36.31%	0	2003
	16.814244	14.907770	-11.34%	0	2002
	17.684052	16.814244	-4.92%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.596022	23.526971	26.52%	11,651	2010
	13.522758	18.596022	37.52%	18,177	2009
	22.755860	13.522758	-40.57%	25,590	2008
	20.052199	22.755860	13.48%	36,640	2007
	18.128826	20.052199	10.61%	45,269	2006
	15.610305	18.128826	16.13%	62,556	2005
	12.726188	15.610305	22.66%	55,314	2004
	9.354629	12.726188	36.04%	44,877	2003
	10.566070	9.354629	-11.47%	5,986	2002
	11.130134	10.566070	-5.07%	687	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.833005	11.671972	-1.36%	0	2010
	11.939341	11.833005	-0.89%	0	2009
	11.776824	11.939341	1.38%	17,329	2008
	11.379864	11.776824	3.49%	4,585	2007
	11.025175	11.379864	3.22%	0	2006
	10.873037	11.025175	1.40%	0	2005
	10.918092	10.873037	-0.41%	0	2004
	10.985900	10.918092	-0.62%	0	2003
	10.978600	10.985900	0.07%	0	2002
	10.713587	10.978600	2.47%	2,045	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.696694	11.893243	11.19%	0	2010
	8.597601	10.696694	24.41%	0	2009
	15.565504	8.597601	-44.77%	0	2008
	13.497484	15.565504	15.32%	0	2007
	11.629234	13.497484	16.07%	0	2006
	9.933233	11.629234	17.07%	0	2005
	8.894971	9.933233	11.67%	0	2004
	6.312260	8.894971	40.92%	0	2003
	8.053339	6.312260	-21.62%	0	2002
	10.396864	8.053339	-22.54%	7,861	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.515102	9.453933	11.03%	1,795	2010
	6.855931	8.515102	24.20%	5,083	2009
	12.433301	6.855931	-44.86%	5,267	2008
	10.795578	12.433301	15.17%	5,455	2007
	9.315081	10.795578	15.89%	7,289	2006
	7.969239	9.315081	16.89%	7,477	2005
	7.147224	7.969239	11.50%	8,969	2004
	5.077927	7.147224	40.75%	7,166	2003
	6.487750	5.077927	-21.73%	1,330	2002
	8.363990	6.487750	-22.43%	161	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.770717	13.068080	11.02%	945	2010
	9.478707	11.770717	24.18%	7,320	2009
	17.185339	9.478707	-44.84%	5,035	2008
	14.920770	17.185339	15.18%	8,590	2007
	12.870128	14.920770	15.93%	3,483	2006
	11.014450	12.870128	16.85%	2,899	2005
	10.000000	11.014450	10.14%	2,117	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.880984	13.212029	11.20%	0	2010
	9.545535	11.880984	24.47%	0	2009
	17.285683	9.545535	-44.78%	0	2008
	14.986748	17.285683	15.34%	0	2007
	12.912051	14.986748	16.07%	0	2006
	11.033330	12.912051	17.03%	0	2005
	10.000000	11.033330	10.33%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.737823	11.281298	15.85%	0	2010
	6.952270	9.737823	40.07%	0	2009
	13.214213	6.952270	-47.39%	0	2008
	13.167799	13.214213	0.35%	0	2007
	11.680987	13.167799	12.73%	0	2006
	11.189722	11.680987	4.39%	0	2005
	10.238060	11.189722	9.30%	0	2004
	7.760077	10.238060	31.93%	0	2003
	9.362696	7.760077	-17.12%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.612804	11.115971	15.64%	0	2010
	6.874582	9.612804	39.83%	0	2009
	13.084096	6.874582	-47.46%	0	2008
	13.055110	13.084096	0.22%	0	2007
	11.596002	13.055110	12.58%	1,307	2006
	11.134117	11.596002	4.15%	1,307	2005
	10.200411	11.134117	9.15%	1,307	2004
	7.750531	10.200411	31.61%	0	2003
	9.362709	7.750531	-17.22%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.282255	15.283186	24.43%	0	2010
	7.930256	12.282255	54.88%	0	2009
	16.507252	7.930256	-51.96%	0	2008
	15.887483	16.507252	3.90%	0	2007
	13.894538	15.887483	14.34%	0	2006
	13.768091	13.894538	0.92%	0	2005
	12.274971	13.768091	12.16%	0	2004
	7.905586	12.274971	55.27%	0	2003
	10.000000	7.905586	-20.94%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.473660	14.263853	24.32%	2,715	2010
	7.419688	11.473660	54.64%	3,501	2009
	15.479408	7.419688	-52.07%	7,806	2008
	14.920617	15.479408	3.75%	13,154	2007
	13.070238	14.920617	14.16%	13,926	2006
	12.967456	13.070238	0.79%	13,991	2005
	11.576207	12.967456	12.02%	18,059	2004
	7.475794	11.576207	54.85%	52,255	2003
	10.000000	7.475794	-25.24%	3,345	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.286424	13.431579	19.01%	0	2010
	9.747301	11.286424	15.79%	0	2009
	13.559287	9.747301	-28.11%	0	2008
	14.121904	13.559287	-3.98%	0	2007
	12.220949	14.121904	15.55%	0	2006
	11.977998	12.220949	2.03%	0	2005
	10.941779	11.977998	9.47%	0	2004
	8.904196	10.941779	22.88%	0	2003
	10.000000	8.904196	-10.96%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.439583	9.156174	8.49%	0	2010
	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.926978	14.893183	6.94%	0	2010
	10.305266	13.926978	35.14%	0	2009
	17.523792	10.305266	-41.19%	0	2008
	15.381681	17.523792	13.93%	0	2007
	12.844170	15.381681	19.76%	0	2006
	11.814674	12.844170	8.71%	0	2005
	10.100469	11.814674	16.97%	0	2004
	7.743777	10.100469	30.43%	0	2003
	10.000000	7.743777	-22.56%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.341159	9.455827	13.36%	2,900	2010
	7.021966	8.341159	18.79%	4,314	2009
	12.438353	7.021966	-43.55%	4,776	2008
	11.314219	12.438353	9.94%	6,052	2007
	10.840947	11.314219	4.37%	6,251	2006
	10.146320	10.840947	6.85%	6,594	2005
	9.697196	10.146320	4.63%	18,590	2004
	7.628504	9.697196	27.12%	6,580	2003
	10.000000	7.628504	-23.71%	1,006	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.567544	13.520085	16.88%	0	2010
	8.257016	11.567544	40.09%	0	2009
	15.841046	8.257016	-47.88%	0	2008
	14.524870	15.841046	9.06%	0	2007
	12.667691	14.524870	14.66%	0	2006
	11.744915	12.667691	7.86%	0	2005
	10.334094	11.744915	13.65%	0	2004
	7.758677	10.334094	33.19%	0	2003
	10.000000	7.758677	-22.41%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.726251	12.504449	16.58%	0	2010
	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	1,029	2007
	11.859145	13.567015	14.40%	0	2006
	11.029409	11.859145	7.52%	0	2005
	10.000000	11.029409	10.29%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.968552	10.746456	7.80%	0	2010
	7.896187	9.968552	26.25%	0	2009
	11.487246	7.896187	-31.26%	0	2008
	10.798560	11.487246	6.38%	0	2007
	10.000000	10.798560	7.99%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.881033	10.622302	7.50%	1,934	2010
	7.846153	9.881033	25.93%	2,024	2009
	11.443855	7.846153	-31.44%	3,693	2008
	10.781507	11.443855	6.14%	5,432	2007
	10.000000	10.781507	7.82%	9,793	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.663187	18.464123	10.81%	799	2010
	12.551951	16.663187	32.75%	1,323	2009
	21.456049	12.551951	-41.50%	1,614	2008
	19.054010	21.456049	12.61%	2,060	2007
	15.141344	19.054010	25.84%	2,233	2006
	13.072600	15.141344	15.83%	2,531	2005
	10.739369	13.072600	21.73%	2,823	2004
	8.486795	10.739369	26.54%	6,474	2003
	10.000000	8.486795	-15.13%	3,607	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.536435	15.199801	12.29%	0	2010
	10.564701	13.536435	28.13%	0	2009
	15.020494	10.564701	-29.66%	0	2008
	13.935338	15.020494	7.79%	0	2007
	12.730146	13.935338	9.47%	0	2006
	12.020998	12.730146	5.90%	0	2005
	10.733300	12.020998	12.00%	0	2004
	8.567534	10.733300	25.28%	0	2003
	10.000000	8.567534	-14.32%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.164480	10.782362	17.65%	6,618	2010
	5.622615	9.164480	62.99%	10,590	2009
	11.229637	5.622615	-49.93%	11,727	2008
	9.784685	11.229637	14.77%	15,984	2007
	9.689045	9.784685	0.99%	16,672	2006
	9.147438	9.689045	5.92%	18,689	2005
	8.706138	9.147438	5.07%	21,276	2004
	6.964652	8.706138	25.00%	19,635	2003
	10.000000	6.964652	-30.35%	7,872	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.701586	12.183322	13.85%	11,314	2010
	8.469600	10.701586	26.35%	14,597	2009
	13.407747	8.469600	-36.83%	24,470	2008
	13.951808	13.407747	-3.90%	29,834	2007
	12.217707	13.951808	14.19%	32,260	2006
	11.925671	12.217707	2.45%	37,088	2005
	10.320860	11.925671	15.55%	39,697	2004
	8.020657	10.320860	28.68%	28,038	2003
	10.000000	8.020657	-19.79%	6,483	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.837444	12.658677	6.94%	2,208	2010
	10.000000	11.837444	18.37%	3,764	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.699845	10.704581	10.36%	5,569	2010
	7.086883	9.699845	36.87%	10,562	2009
	11.428628	7.086883	-37.99%	8,579	2008
	10.462038	11.428628	9.24%	13,521	2007
	9.907969	10.462038	5.59%	14,211	2006
	9.660292	9.907969	2.56%	19,454	2005
	9.007982	9.660292	7.24%	18,575	2004
	7.466562	9.007982	20.64%	17,815	2003
	10.000000	7.466562	-25.33%	2,208	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.957973	8.846287	27.14%	10,312	2010
	5.006080	6.957973	38.99%	12,029	2009
	10.510418	5.006080	-52.37%	23,994	2008
	9.754635	10.510418	7.75%	43,495	2007
	9.690255	9.754635	0.66%	44,694	2006
	9.573808	9.690255	1.22%	48,095	2005
	8.506349	9.573808	12.55%	52,401	2004
	6.327967	8.506349	34.42%	38,670	2003
	10.000000	6.327967	-36.72%	16,370	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.887032	14.563293	33.77%	3,853	2010
	6.791010	10.887032	60.32%	5,059	2009
	11.411405	6.791010	-40.49%	4,723	2008
	11.342696	11.411405	0.61%	4,873	2007
	10.206875	11.342696	11.13%	19,469	2006
	9.875485	10.206875	3.36%	20,409	2005
	9.449333	9.875485	4.51%	22,242	2004
	7.196858	9.449333	31.30%	36,748	2003
	10.000000	7.196858	-28.03%	474	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.407975	13.579038	9.44%	17,721	2010
	10.297754	12.407975	20.49%	23,614	2009
	15.560300	10.297754	-33.82%	23,561	2008
	14.698526	15.560300	5.86%	33,428	2007
	12.395114	14.698526	18.58%	49,300	2006
	11.830979	12.395114	4.77%	46,423	2005
	10.470964	11.830979	12.99%	45,009	2004
	8.532925	10.470964	22.71%	46,977	2003
	10.000000	8.532925	-14.67%	13,596	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.728047	7.28%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.208202	12.192771	8.78%	0	2010
	9.067242	11.208202	23.61%	0	2009
	12.992456	9.067242	-31.48%	0	2008
	12.353632	12.992456	5.17%	0	2007
	11.369266	12.353632	8.66%	0	2006
	11.109665	11.369266	2.34%	0	2005
	10.657447	11.109665	4.24%	0	2004
	9.234238	10.657447	15.41%	0	2003
	10.000000	9.234238	-7.66%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.811558	13.070198	20.89%	0	2010
	8.360084	10.811558	29.32%	0	2009
	14.030202	8.360084	-40.41%	0	2008
	13.250742	14.030202	5.88%	0	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	70	2005
	10.000000	11.262512	12.63%	4,385	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.417195	13.825581	11.34%	0	2010
	10.000000	12.417195	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.153218	10.089236	10.23%	2,463	2010
	7.537242	9.153218	21.44%	905	2009
	10.907812	7.537242	-30.90%	941	2008
	10.444700	10.907812	4.43%	1,020	2007
	10.000000	10.444700	4.45%	147	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.339936	10.783999	4.29%	675	2010
	9.369657	10.339936	10.36%	740	2009
	10.565011	9.369657	-11.31%	6,696	2008
	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.154988	11.121844	9.52%	1,034	2010
	7.288016	10.154988	39.34%	1,518	2009
	12.070327	7.288016	-39.62%	1,569	2008
	10.726774	12.070327	12.53%	1,684	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.462921	9.842687	16.30%	0	2010
	6.197142	8.462921	36.56%	1,381	2009
	11.289658	6.197142	-45.11%	1,089	2008
	10.254148	11.289658	10.10%	561	2007
	10.000000	10.254148	2.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.669690	8.375360	9.20%	0	2010
	5.964017	7.669690	28.60%	0	2009
	9.786217	5.964017	-39.06%	3,540	2008
	10.000000	9.786217	-2.14%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.717100	13.047033	11.35%	0	2010
	8.151351	11.717100	43.74%	0	2009
	11.521221	8.151351	-29.25%	0	2008
	11.349994	11.521221	1.51%	0	2007
	10.428702	11.349994	8.83%	0	2006
	10.000000	10.428702	4.29%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.674674	8.713869	13.54%	0	2010
	5.098914	7.674674	50.52%	0	2009
	10.000000	5.098914	-49.01%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.910873	9.620016	21.60%	0	2010
	6.112083	7.910873	29.43%	0	2009
	10.000000	6.112083	-38.88%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.892510	9.596199	21.59%	0	2010
	6.110181	7.892510	29.17%	0	2009
	10.000000	6.110181	-38.90%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.065347	9.123333	13.12%	0	2010
	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.318454	10.123577	8.64%	0	2010
	7.903416	9.318454	17.90%	27,528	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.775630	9.705119	10.59%	0	2010
	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.066259	10.578841	5.09%	0	2010
	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.047478	9.915082	9.59%	0	2010
	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.494974	9.471826	11.50%	0	2010
	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.591116	10.290272	7.29%	8,843	2010
	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.531878	11.094680	5.34%	0	2010
	9.838832	10.531878	7.04%	0	2009
	10.000000	9.838832	-1.61%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.489872	11.021687	5.07%	0	2010
	9.817027	10.489872	6.85%	0	2009
	10.000000	9.817027	-1.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.254404	11.972943	6.38%	0	2010
	9.822838	11.254404	14.57%	5,448	2009
	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.569708	29.164691	14.06%	767	2010
	15.933289	25.569708	60.48%	818	2009
	38.490448	15.933289	-58.60%	158	2008
	26.943288	38.490448	42.86%	193	2007
	20.085879	26.943288	34.14%	792	2006
	15.424537	20.085879	30.22%	861	2005
	13.015345	15.424537	18.51%	1,327	2004
	8.032466	13.015345	62.03%	127	2003
	10.000000	8.032466	-19.68%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.570955	22.317889	14.04%	2,264	2010
	12.195283	19.570955	60.48%	2,445	2009
	29.414021	12.195283	-58.54%	2,857	2008
	20.553200	29.414021	43.11%	2,953	2007
	15.295088	20.553200	34.38%	12,191	2006
	11.731602	15.295088	30.38%	368	2005
	10.000000	11.731602	17.32%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.867972	13.267587	3.11%	29,470	2010
	12.734827	12.867972	1.05%	57,185	2009
	12.014407	12.734827	6.00%	71,004	2008
	11.395093	12.014407	5.43%	66,344	2007
	11.205458	11.395093	1.69%	69,091	2006
	11.027273	11.205458	1.62%	69,302	2005
	10.852544	11.027273	1.61%	74,204	2004
	10.812736	10.852544	0.37%	77,253	2003
	10.000000	10.812736	8.13%	12,788	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.940738	7.717855	11.20%	0	2010
	5.448853	6.940738	27.38%	3,909	2009
	10.000000	5.448853	-45.51%	222	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.931093	13.457800	12.80%	65,504	2010
	9.531890	11.931093	25.17%	76,835	2009
	15.338280	9.531890	-37.86%	63,728	2008
	14.712442	15.338280	4.25%	126,315	2007
	12.793023	14.712442	15.00%	130,863	2006
	12.045069	12.793023	6.21%	134,104	2005
	10.735134	12.045069	12.20%	132,924	2004
	8.273086	10.735134	29.76%	85,102	2003
	10.000000	8.273086	-17.27%	12,305	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.515622	12.443560	8.06%	0	2010
	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.073858	13.310100	10.24%	0	2010
	10.000000	12.073858	20.74%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.831165	12.327918	4.20%	38,933	2010
	11.022213	11.831165	7.34%	43,639	2009
	11.919343	11.022213	-7.53%	70,703	2008
	11.495613	11.919343	3.69%	49,562	2007
	11.003738	11.495613	4.47%	82,483	2006
	10.824218	11.003738	1.66%	85,232	2005
	10.511196	10.824218	2.98%	88,811	2004
	9.899381	10.511196	6.18%	93,200	2003
	10.000000	9.899381	-1.01%	18,394	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.040966	13.141492	9.14%	326,125	2010
	10.271290	12.040966	17.23%	436,635	2009
	13.590967	10.271290	-24.43%	530,835	2008
	13.073277	13.590967	3.96%	681,494	2007
	11.930752	13.073277	9.58%	727,574	2006
	11.509122	11.930752	3.66%	758,817	2005
	10.677986	11.509122	7.78%	780,031	2004
	9.039050	10.677986	18.13%	736,885	2003
	10.000000	9.039050	-9.61%	203,720	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.128575	13.466358	11.03%	88,011	2010
	9.908789	12.128575	22.40%	101,657	2009
	14.677574	9.908789	-32.49%	154,469	2008
	14.053209	14.677574	4.44%	260,203	2007
	12.468121	14.053209	12.71%	280,151	2006
	11.833389	12.468121	5.36%	296,492	2005
	10.728387	11.833389	10.30%	316,801	2004
	8.608934	10.728387	24.62%	318,489	2003
	10.000000	8.608934	-13.91%	105,295	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.088439	12.908139	6.78%	87,302	2010
	10.723499	12.088439	12.73%	100,922	2009
	12.827759	10.723499	-16.40%	115,170	2008
	12.315832	12.827759	4.16%	150,812	2007
	11.543261	12.315832	6.69%	167,458	2006
	11.226800	11.543261	2.82%	174,995	2005
	10.647097	11.226800	5.44%	195,157	2004
	9.516511	10.647097	11.88%	171,334	2003
	10.000000	9.516511	-4.83%	38,044	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.265494	16.473646	24.18%	0	2010
	9.857868	13.265494	34.57%	0	2009
	15.767986	9.857868	-37.48%	0	2008
	14.899435	15.767986	5.83%	0	2007
	13.778453	14.899435	8.14%	0	2006
	12.490583	13.778453	10.31%	0	2005
	10.968137	12.490583	13.88%	0	2004
	8.277870	10.968137	32.50%	0	2003
	10.000000	8.277870	-17.22%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.452912	15.423366	23.85%	12,603	2010
	9.271291	12.452912	34.32%	19,501	2009
	14.865091	9.271291	-37.63%	22,828	2008
	14.070860	14.865091	5.64%	23,676	2007
	13.029628	14.070860	7.99%	24,082	2006
	11.832978	13.029628	10.11%	33,717	2005
	10.411154	11.832978	13.66%	37,068	2004
	7.878199	10.411154	32.15%	45,165	2003
	10.000000	7.878199	-21.22%	10,942	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.364286	10.198471	-1.60%	21,893	2010
	10.528391	10.364286	-1.56%	30,033	2009
	10.484270	10.528391	0.42%	83,685	2008
	10.168347	10.484270	3.11%	27,749	2007
	9.885394	10.168347	2.86%	19,009	2006
	9.784628	9.885394	1.03%	18,139	2005
	9.863696	9.784628	-0.80%	17,240	2004
	9.961759	9.863696	-0.98%	23,840	2003
	10.000000	9.961759	-0.38%	2,992	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.114390	9.086965	11.99%	0	2010
	6.058679	8.114390	33.93%	0	2009
	10.000000	6.058679	-39.41%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.460910	10.922849	4.42%	0	2010
	8.187894	10.460910	27.76%	0	2009
	15.505537	8.187894	-47.19%	0	2008
	15.310254	15.505537	1.28%	0	2007
	12.675291	15.310254	20.79%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.306722	10.735276	4.16%	0	2010
	8.088797	10.306722	27.42%	0	2009
	15.351794	8.088797	-47.31%	0	2008
	15.192857	15.351794	1.05%	0	2007
	12.613064	15.192857	20.45%	0	2006
	11.464644	12.613064	10.02%	7,983	2005
	10.000000	11.464644	14.65%	6,230	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.009068	9.091405	13.51%	0	2010
	6.292346	8.009068	27.28%	0	2009
	10.000000	6.292346	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.874053	8.735710	10.94%	45,526	2010
	6.280491	7.874053	25.37%	56,925	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.733736	9.624361	24.45%	0	2010
	6.202867	7.733736	24.68%	144	2009
	10.000000	6.202867	-37.97%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.582814	10.103648	17.72%	0	2010
	6.685366	8.582814	28.38%	0	2009
	10.000000	6.685366	-33.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.986016	9.831145	23.10%	3,593	2010
	6.381079	7.986016	25.15%	2,968	2009
	12.129851	6.381079	-47.39%	3,567	2008
	11.258554	12.129851	7.74%	9,005	2007
	11.109486	11.258554	1.34%	5,486	2006
	10.478980	11.109486	6.02%	5,860	2005
	9.410180	10.478980	11.36%	8,208	2004
	7.133330	9.410180	31.92%	8,942	2003
	10.000000	7.133330	-28.67%	2,229	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.121575	15.101149	24.58%	0	2010
	9.760076	12.121575	24.20%	0	2009
	14.619589	9.760076	-33.24%	0	2008
	15.958937	14.619589	-8.39%	0	2007
	13.826577	15.958937	15.42%	0	2006
	13.631839	13.826577	1.43%	0	2005
	11.810405	13.631839	15.42%	0	2004
	7.651755	11.810405	54.35%	0	2003
	10.000000	7.651755	-23.48%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.046280	13.747380	24.45%	4,369	2010
	8.919344	11.046280	23.85%	14,496	2009
	13.389464	8.919344	-33.39%	14,008	2008
	14.668850	13.389464	-8.72%	10,169	2007
	12.730241	14.668850	15.23%	27,922	2006
	12.586559	12.730241	1.14%	13,769	2005
	10.932961	12.586559	15.12%	15,636	2004
	7.101763	10.932961	53.95%	16,525	2003
	10.000000	7.101763	-28.98%	2,592	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.160391	16.228900	23.32%	0	2010
	9.928868	13.160391	32.55%	0	2009
	16.324975	9.928868	-39.18%	0	2008
	16.245531	16.324975	0.49%	0	2007
	14.735089	16.245531	10.25%	0	2006
	13.331833	14.735089	10.53%	0	2005
	11.383185	13.331833	17.12%	0	2004
	8.203502	11.383185	38.76%	0	2003
	10.000000	8.203502	-17.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.248310	16.292962	22.98%	2,191	2010
	10.015447	13.248310	32.28%	2,489	2009
	16.511519	10.015447	-39.34%	3,274	2008
	16.469469	16.511519	0.26%	6,654	2007
	14.976491	16.469469	9.97%	5,220	2006
	13.587878	14.976491	10.22%	22,498	2005
	11.625089	13.587878	16.88%	18,500	2004
	8.401765	11.625089	38.36%	3,525	2003
	10.000000	8.401765	-15.98%	573	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.023497	8.939218	11.41%	589	2010
	6.494259	8.023497	23.55%	894	2009
	11.303668	6.494259	-42.55%	0	2008
	10.647985	11.303668	6.16%	0	2007
	10.000000	10.647985	6.48%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.156887	9.142631	27.75%	749	2010
	5.572806	7.156887	28.43%	4,353	2009
	10.000000	5.572806	-44.27%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.367761	10.448755	0.78%	0	2010
	9.836967	10.367761	5.40%	0	2009
	10.000000	9.836967	-1.63%	3,319	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.273442	14.529046	9.46%	0	2010
	10.000000	13.273442	32.73%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.920205	13.832370	7.06%	0	2010
	10.000000	12.920205	29.20%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.898447	13.773149	6.78%	33,567	2010
	10.000000	12.898447	28.98%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.894893	13.493927	4.65%	0	2010
	10.000000	12.894893	28.95%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.721995	14.518398	14.12%	0	2010
	9.254925	12.721995	37.46%	0	2009
	15.727055	9.254925	-41.15%	0	2008
	15.031533	15.727055	4.63%	0	2007
	12.979389	15.031533	15.81%	0	2006
	11.535818	12.979389	12.51%	0	2005
	10.000000	11.535818	15.36%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.545889	14.279575	13.82%	4,246	2010
	9.147556	12.545889	37.15%	5,210	2009
	15.584368	9.147556	-41.30%	5,514	2008
	14.934359	15.584368	4.35%	5,742	2007
	12.927265	14.934359	15.53%	4,877	2006
	11.518744	12.927265	12.23%	28,429	2005
	10.000000	11.518744	15.19%	2,156	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.365426	16.392550	14.11%	0	2010
	10.444889	14.365426	37.54%	0	2009
	17.747472	10.444889	-41.15%	0	2008
	16.965551	17.747472	4.61%	0	2007
	14.648935	16.965551	15.81%	0	2006
	13.023077	14.648935	12.48%	0	2005
	11.106404	13.023077	17.26%	0	2004
	7.891700	11.106404	40.74%	0	2003
	10.000000	7.891700	-21.08%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.081912	16.032710	13.85%	6,455	2010
	10.269421	14.081912	37.12%	7,716	2009
	17.490969	10.269421	-41.29%	10,011	2008
	16.757863	17.490969	4.37%	10,824	2007
	14.510090	16.757863	15.49%	11,167	2006
	12.927665	14.510090	12.24%	11,338	2005
	11.051460	12.927665	16.98%	13,465	2004
	7.861475	11.051460	40.58%	38,743	2003
	10.000000	7.861475	-21.39%	5,798	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.474712	16.347261	12.94%	14,538	2010
	12.423158	14.474712	16.51%	19,488	2009
	14.763757	12.423158	-15.85%	25,982	2008
	13.696766	14.763757	7.79%	36,250	2007
	12.979940	13.696766	5.52%	39,273	2006
	12.871328	12.979940	0.84%	48,247	2005
	12.063199	12.871328	6.70%	49,566	2004
	10.463799	12.063199	15.29%	30,282	2003
	10.000000	10.463799	4.64%	15,995	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.475866	2.794034	12.85%	0	2010
	1.985066	2.475866	24.72%	0	2009
	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.462303	3.911600	12.98%	0	2010
	2.807755	3.462303	23.31%	0	2009
	13.379469	2.807755	-79.01%	0	2008
	13.612052	13.379469	-1.71%	0	2007
	12.641526	13.612052	7.68%	0	2006
	12.556011	12.641526	0.68%	0	2005
	11.710142	12.556011	7.22%	0	2004
	9.600368	11.710142	21.98%	0	2003
	10.000000	9.600368	-4.00%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.953352	11.344210	13.97%	22,453	2010
	7.902862	9.953352	25.95%	45,502	2009
	13.086272	7.902862	-39.61%	54,724	2008
	12.770063	13.086272	2.48%	63,433	2007
	11.308206	12.770063	12.93%	66,855	2006
	10.867656	11.308206	4.05%	67,670	2005
	10.118926	10.867656	7.40%	70,831	2004
	8.133139	10.118926	24.42%	57,144	2003
	10.000000	8.133139	-18.67%	13,867	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.666301	16.595454	21.43%	0	2010
	10.123178	13.666301	35.00%	0	2009
	16.548182	10.123178	-38.83%	0	2008
	17.024728	16.548182	-2.80%	0	2007
	15.044450	17.024728	13.16%	0	2006
	13.908468	15.044450	8.17%	0	2005
	11.835975	13.908468	17.51%	0	2004
	8.331924	11.835975	42.06%	0	2003
	10.000000	8.331924	-16.68%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.945615	9.621252	21.09%	0	2010
	5.899079	7.945615	34.69%	0	2009
	9.670240	5.899079	-39.00%	0	2008
	9.967096	9.670240	-2.98%	0	2007
	10.000000	9.967096	-0.33%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.848770	11.675695	7.62%	0	2010
	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.928078	11.310867	3.50%	0	2010
	10.000000	10.928078	9.28%	2,241	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.307063	12.725984	12.55%	0	2010
	8.851975	11.307063	27.73%	1,373	2009
	14.674939	8.851975	-39.68%	3,200	2008
	15.873489	14.674939	-7.55%	159	2007
	13.916589	15.873489	14.06%	159	2006
	13.439563	13.916589	3.55%	0	2005
	12.292191	13.439563	9.33%	0	2004
	10.000000	12.292191	22.92%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.724115	12.693335	8.27%	0	2010
	9.559834	11.724115	22.64%	0	2009
	17.334171	9.559834	-44.85%	0	2008
	16.257330	17.334171	6.62%	0	2007
	12.935295	16.257330	25.68%	0	2006
	11.715948	12.935295	10.41%	0	2005
	10.246878	11.715948	14.34%	0	2004
	8.102045	10.246878	26.47%	0	2003
	10.000000	8.102045	-18.98%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.400843	14.133584	23.97%	0	2010
	8.808660	11.400843	29.43%	0	2009
	14.763188	8.808660	-40.33%	0	2008
	17.191293	14.763188	-14.12%	0	2007
	14.894119	17.191293	15.42%	0	2006
	14.141190	14.894119	5.32%	0	2005
	11.386179	14.141190	24.20%	0	2004
	7.732257	11.386179	47.26%	0	2003
	10.000000	7.732257	-22.68%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.649758	13.847702	18.87%	1,362	2010
	7.223533	11.649758	61.28%	1,362	2009
	11.658603	7.223533	-38.04%	1,431	2008
	11.229318	11.658603	3.82%	144	2007
	10.823120	11.229318	3.75%	144	2006
	10.406188	10.823120	4.01%	448	2005
	10.068649	10.406188	3.35%	1,000	2004
	8.191740	10.068649	22.91%	856	2003
	10.000000	8.191740	-18.08%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.590879	11.136196	5.15%	0	2010
	9.840028	10.590879	7.63%	163	2009
	11.167683	9.840028	-11.89%	281	2008
	10.787340	11.167683	3.53%	7,490	2007
	10.585324	10.787340	1.91%	2,613	2006
	10.349803	10.585324	2.28%	11,370	2005
	10.106459	10.349803	2.41%	11,370	2004
	10.000000	10.106459	1.06%	2,333	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.789747	17.90%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.060414	16.292339	24.75%	0	2010
	10.000000	13.060414	30.60%	0	2009*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.602962	10.653417	10.94%	3,872	2010
	8.113132	9.602962	18.36%	4,102	2009
	13.910158	8.113132	-41.67%	4,102	2008
	13.489189	13.910158	3.12%	13,097	2007
	11.723685	13.489189	15.06%	13,207	2006
	11.396044	11.723685	2.88%	13,530	2005
	10.418097	11.396044	9.39%	13,721	2004
	8.013599	10.418097	30.01%	1,807	2003
	10.000000	8.013599	-19.86%	847	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.651288	16.055055	2.58%	508	2010
	11.844378	15.651288	32.14%	508	2009
	25.779761	11.844378	-54.06%	508	2008
	24.828636	25.779761	3.83%	508	2007
	18.682724	24.828636	32.90%	508	2006
	16.302048	18.682724	14.60%	508	2005
	13.271994	16.302048	22.83%	508	2004
	9.374408	13.271994	41.58%	508	2003
	10.000000	9.374408	-6.26%	131	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.410902	10.165693	8.02%	636	2010
	6.979115	9.410902	34.84%	636	2009
	11.792178	6.979115	-40.82%	636	2008
	10.554216	11.792178	11.73%	873	2007
	10.800062	10.554216	-2.28%	873	2006
	9.561481	10.800062	12.95%	873	2005
	8.973065	9.561481	6.56%	873	2004
	7.395417	8.973065	21.33%	873	2003
	10.000000	7.395417	-26.05%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.259760	18.998785	24.50%	146	2010
	10.876224	15.259760	40.30%	168	2009
	17.211826	10.876224	-36.81%	831	2008
	17.238845	17.211826	-0.16%	240	2007
	15.347622	17.238845	12.32%	240	2006
	14.633923	15.347622	4.88%	436	2005
	12.495864	14.633923	17.11%	520	2004
	9.017733	12.495864	38.57%	505	2003
	10.000000	9.017733	-9.82%	268	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.043434	13.000998	7.95%	0	2010
	10.000000	12.043434	20.43%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.867773	15.924217	23.75%	0	2010
	10.464723	12.867773	22.96%	0	2009
	15.401925	10.464723	-32.06%	0	2008
	15.765029	15.401925	-2.30%	0	2007
	14.009832	15.765029	12.53%	0	2006
	13.283336	14.009832	5.47%	0	2005
	11.081028	13.283336	19.87%	0	2004
	8.177318	11.081028	35.51%	0	2003
	10.000000	8.177318	-18.23%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.106943	11.413033	12.92%	0	2010
	7.683034	10.106943	31.55%	0	2009
	11.913267	7.683034	-35.51%	0	2008
	11.239195	11.913267	6.00%	0	2007
	10.464436	11.239195	7.40%	0	2006
	10.268230	10.464436	1.91%	0	2005
	9.829979	10.268230	4.46%	0	2004
	7.932118	9.829979	23.93%	0	2003
	10.000000	7.932118	-20.68%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.788578	12.185136	12.94%	0	2010
	8.682966	10.788578	24.25%	0	2009
	14.045732	8.682966	-38.18%	0	2008
	13.569544	14.045732	3.51%	0	2007
	11.945266	13.569544	13.60%	0	2006
	11.600825	11.945266	2.97%	0	2005
	10.661008	11.600825	8.82%	0	2004
	8.444506	10.661008	26.25%	0	2003
	10.000000	8.444506	-15.55%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.062365	13.588038	12.65%	0	2010
	9.730447	12.062365	23.97%	0	2009
	15.785039	9.730447	-38.36%	0	2008
	15.288197	15.785039	3.25%	3,536	2007
	13.492308	15.288197	13.31%	6,265	2006
	13.135613	13.492308	2.72%	7,928	2005
	12.103004	13.135613	8.53%	9,609	2004
	10.000000	12.103004	21.03%	9,609	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.871638	10.971775	11.14%	1,350	2010
	8.861682	9.871638	11.40%	621	2009
	12.811325	8.861682	-30.83%	621	2008
	11.881837	12.811325	7.82%	1,095	2007
	10.433920	11.881837	13.88%	1,138	2006
	10.431623	10.433920	0.02%	1,138	2005
	9.902567	10.431623	5.34%	1,138	2004
	8.127854	9.902567	21.83%	1,138	2003
	10.000000	8.127854	-18.72%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.544383	17.486858	12.50%	775	2010
	10.365529	15.544383	49.96%	694	2009
	14.260975	10.365529	-27.32%	318	2008
	14.053855	14.260975	1.47%	407	2007
	12.923300	14.053855	8.75%	407	2006
	12.847698	12.923300	0.59%	318	2005
	11.858353	12.847698	8.34%	318	2004
	9.899745	11.858353	19.78%	318	2003
	10.000000	9.899745	-1.00%	194	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.656233	13.506033	6.71%	0	2010
	10.685017	12.656233	18.45%	0	2009
	11.718292	10.685017	-8.82%	0	2008
	11.307211	11.718292	3.64%	0	2007
	11.037853	11.307211	2.44%	0	2006
	11.078790	11.037853	-0.37%	0	2005
	10.871120	11.078790	1.91%	0	2004
	10.562794	10.871120	2.92%	0	2003
	10.000000	10.562794	5.63%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.552816	13.368212	6.50%	354	2010
	10.622331	12.552816	18.17%	699	2009
	11.682938	10.622331	-9.08%	789	2008
	11.299204	11.682938	3.40%	913	2007
	11.054918	11.299204	2.21%	1,061	2006
	11.130022	11.054918	-0.67%	1,353	2005
	10.953127	11.130022	1.62%	1,405	2004
	10.663471	10.953127	2.72%	1,054	2003
	10.000000	10.663471	6.63%	255	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.141241	10.444849	14.26%	0	2010
	6.999502	9.141241	30.60%	0	2009
	11.099301	6.999502	-36.94%	0	2008
	9.494462	11.099301	16.90%	0	2007
	9.034541	9.494462	5.09%	0	2006
	8.850144	9.034541	2.08%	0	2005
	8.501023	8.850144	4.11%	0	2004
	7.018820	8.501023	21.12%	0	2003
	8.449786	7.018820	-16.93%	0	2002
	9.289927	8.449786	-9.04%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.393594	9.578008	14.11%	0	2010
	6.445433	8.393594	30.23%	0	2009
	10.230934	6.445433	-37.00%	0	2008
	8.771759	10.230934	16.63%	866	2007
	8.356600	8.771759	4.97%	912	2006
	8.203921	8.356600	1.86%	1,400	2005
	7.896903	8.203921	3.89%	1,868	2004
	6.526461	7.896903	21.00%	1,959	2003
	7.883758	6.526461	-17.22%	2,063	2002
	8.676267	7.883758	-9.13%	3,233	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.975080	12.320527	12.26%	0	2010
	8.654504	10.975080	26.81%	0	2009
	12.362903	8.654504	-30.00%	0	2008
	10.897716	12.362903	13.44%	0	2007
	10.332459	10.897716	5.47%	0	2006
	10.108269	10.332459	2.22%	0	2005
	9.755070	10.108269	3.62%	0	2004
	8.412307	9.755070	15.96%	0	2003
	9.384260	8.412307	-10.36%	0	2002
	9.965624	9.384260	-5.83%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.253707	11.492764	12.08%	0	2010
	8.096930	10.253707	26.64%	0	2009
	11.580393	8.096930	-30.08%	0	2008
	10.224238	11.580393	13.26%	0	2007
	9.702906	10.224238	5.37%	0	2006
	9.505833	9.702906	2.07%	0	2005
	9.189494	9.505833	3.44%	0	2004
	7.940957	9.189494	15.72%	0	2003
	8.875610	7.940957	-10.53%	0	2002
	9.439153	8.875610	-5.97%	538	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.265587	11.912517	16.04%	0	2010
	7.544068	10.265587	36.07%	0	2009
	11.626422	7.544068	-35.11%	0	2008
	10.856445	11.626422	7.09%	0	2007
	9.887253	10.856445	9.80%	0	2006
	9.518694	9.887253	3.87%	0	2005
	9.180591	9.518694	3.68%	0	2004
	7.942441	9.180591	15.59%	0	2003
	8.850550	7.942441	-10.26%	0	2002
	9.157788	8.850550	-3.35%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.583902	12.257719	15.81%	0	2010
	7.779954	10.583902	36.04%	0	2009
	12.012843	7.779954	-35.24%	0	2008
	11.235759	12.012843	6.92%	2,278	2007
	10.245618	11.235759	9.66%	2,409	2006
	9.871459	10.245618	3.79%	2,550	2005
	9.545784	9.871459	3.41%	2,706	2004
	8.266526	9.545784	15.48%	3,142	2003
	9.229781	8.266526	-10.44%	2,527	2002
	9.564490	9.229781	-3.50%	2,761	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.425142	8.621926	16.12%	0	2010
	5.554717	7.425142	33.67%	0	2009
	9.603602	5.554717	-42.16%	0	2008
	9.133088	9.603602	5.15%	0	2007
	8.145958	9.133088	12.12%	0	2006
	6.845886	8.145958	18.99%	0	2005
	6.873120	6.845886	-0.40%	0	2004
	5.582744	6.873120	23.11%	0	2003
	6.118547	5.582744	-8.76%	0	2002
	8.714972	6.118547	-29.79%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.313345	8.486437	16.04%	0	2010
	5.476201	7.313345	33.55%	619	2009
	9.493620	5.476201	-42.32%	627	2008
	9.045055	9.493620	4.96%	1,736	2007
	8.080131	9.045055	11.94%	1,928	2006
	6.807663	8.080131	18.69%	2,056	2005
	6.834248	6.807663	-0.39%	2,279	2004
	5.562994	6.834248	22.85%	2,665	2003
	6.118558	5.562994	-9.08%	1,316	2002
	8.714972	6.118558	-29.79%	1,466	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.363430	10.598506	13.19%	0	2010
	7.321721	9.363430	27.89%	0	2009
	12.993807	7.321721	-43.65%	0	2008
	13.028316	12.993807	-0.26%	0	2007
	11.031193	13.028316	18.10%	0	2006
	10.605101	11.031193	4.02%	0	2005
	9.681038	10.605101	9.55%	0	2004
	7.558984	9.681038	28.07%	0	2003
	9.259938	7.558984	-18.37%	0	2002
	9.921112	9.259938	-6.66%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.077348	11.389670	13.02%	8,671	2010
	7.888917	10.077348	27.74%	9,951	2009
	14.026737	7.888917	-43.76%	9,989	2008
	14.084144	14.026737	-0.41%	14,758	2007
	11.940175	14.084144	17.96%	15,697	2006
	11.499345	11.940175	3.83%	18,994	2005
	10.511435	11.499345	9.40%	18,491	2004
	8.219435	10.511435	27.89%	16,019	2003
	10.087731	8.219435	-18.52%	10,568	2002
	10.823636	10.087731	-6.80%	10,445	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.175126	9.219252	12.77%	0	2010
	6.536837	8.175126	25.06%	0	2009
	11.415620	6.536837	-42.74%	0	2008
	10.364364	11.415620	10.14%	0	2007
	9.324558	10.364364	11.15%	0	2006
	8.816824	9.324558	5.76%	0	2005
	8.477009	8.816824	4.01%	0	2004
	6.973440	8.477009	21.56%	0	2003
	8.511339	6.973440	-18.07%	0	2002
	9.495348	8.511339	-10.36%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.303362	9.354469	12.66%	0	2010
	6.646955	8.303362	24.92%	0	2009
	11.632514	6.646955	-42.86%	1,342	2008
	10.574774	11.632514	10.00%	0	2007
	9.526918	10.574774	11.00%	0	2006
	9.018882	9.526918	5.63%	0	2005
	8.690175	9.018882	3.78%	0	2004
	7.157764	8.690175	21.41%	0	2003
	8.752315	7.157764	-18.22%	280	2002
	9.781054	8.752315	-10.52%	280	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.071305	8.627808	22.01%	1,183	2010
	5.610664	7.071305	26.03%	1,183	2009
	10.811934	5.610664	-48.11%	1,183	2008
	8.665740	10.811934	24.77%	1,183	2007
	8.255015	8.665740	4.98%	1,183	2006
	7.942514	8.255015	3.93%	1,183	2005
	7.820539	7.942514	1.56%	1,183	2004
	5.988475	7.820539	30.59%	1,183	2003
	8.723545	5.988475	-31.35%	1,183	2002
	10.782261	8.723545	-19.09%	1,183	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.458254	6.649238	21.82%	9,583	2010
	4.336982	5.458254	25.85%	10,137	2009
	8.369276	4.336982	-48.18%	10,149	2008
	6.719113	8.369276	24.56%	15,217	2007
	6.410231	6.719113	4.82%	16,773	2006
	6.177533	6.410231	3.77%	21,329	2005
	6.090989	6.177533	1.42%	23,901	2004
	4.672569	6.090989	30.36%	21,967	2003
	6.816105	4.672569	-31.45%	17,764	2002
	8.439022	6.816105	-19.23%	17,235	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.316948	10.199350	22.63%	0	2010
	6.052079	8.316948	37.42%	0	2009
	12.036780	6.052079	-49.72%	0	2008
	10.415752	12.036780	15.56%	0	2007
	9.767337	10.415752	6.64%	0	2006
	9.196920	9.767337	6.20%	0	2005
	8.483578	9.196920	8.41%	0	2004
	6.610881	8.483578	28.33%	0	2003
	9.125124	6.610881	-27.55%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.133100	9.973322	22.63%	0	2010
	5.935316	8.133100	37.03%	437	2009
	11.811223	5.935316	-49.75%	437	2008
	10.237510	11.811223	15.37%	633	2007
	9.611862	10.237510	6.51%	748	2006
	9.070508	9.611862	5.97%	872	2005
	8.387166	9.070508	8.15%	1,005	2004
	6.545526	8.387166	28.14%	1,246	2003
	9.069748	6.545526	-27.83%	101	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.142055	11.350091	11.91%	0	2010
	7.172398	10.142055	41.40%	0	2009
	9.731991	7.172398	-26.30%	0	2008
	9.640060	9.731991	0.95%	0	2007
	8.815884	9.640060	9.35%	0	2006
	8.742779	8.815884	0.84%	0	2005
	8.120580	8.742779	7.66%	0	2004
	6.502866	8.120580	24.88%	0	2003
	6.381075	6.502866	1.91%	0	2002
	7.364926	6.381075	-13.36%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.878669	12.162105	11.80%	1,013	2010
	7.710007	10.878669	41.10%	1,060	2009
	10.472273	7.710007	-26.38%	1,415	2008
	10.384910	10.472273	0.84%	10,717	2007
	9.510170	10.384910	9.20%	10,791	2006
	9.450755	9.510170	0.63%	13,867	2005
	8.784943	9.450755	7.58%	16,659	2004
	7.046881	8.784943	24.66%	16,600	2003
	6.936271	7.046881	1.59%	8,879	2002
	8.008912	6.936271	-13.39%	5,106	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.161941	11.372668	11.91%	0	2010
	7.200349	10.161941	41.13%	0	2009
	9.785500	7.200349	-26.42%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.161941	11.372668	11.91%	0	2010
	7.200349	10.161941	41.13%	0	2009
	9.785500	7.200349	-26.42%	0	2008
	10.000000	9.785500	-2.15%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.212742	9.290808	13.13%	4,077	2010
	6.595659	8.212742	24.52%	4,077	2009
	10.644960	6.595659	-38.04%	4,077	2008
	10.266120	10.644960	3.69%	4,077	2007
	9.019219	10.266120	13.82%	4,077	2006
	8.748095	9.019219	3.10%	6,758	2005
	8.041257	8.748095	8.79%	7,022	2004
	6.367186	8.041257	26.29%	7,301	2003
	8.326755	6.367186	-23.53%	8,332	2002
	9.633081	8.326755	-13.56%	8,728	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.087652	15.996889	6.03%	14	2010
	13.256396	15.087652	13.81%	14	2009
	13.931494	13.256396	-4.85%	15	2008
	13.576286	13.931494	2.62%	792	2007
	13.228121	13.576286	2.63%	829	2006
	13.160976	13.228121	0.51%	867	2005
	12.810977	13.160976	2.73%	907	2004
	12.381549	12.810977	3.47%	2,369	2003
	11.409163	12.381549	8.52%	2,464	2002
	10.696269	11.409163	6.66%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	29.799630	37.720807	26.58%	329	2010
	21.640130	29.799630	37.71%	329	2009
	36.375091	21.640130	-40.51%	329	2008
	32.028418	36.375091	13.57%	329	2007
	28.922800	32.028418	10.74%	329	2006
	24.877690	28.922800	16.26%	329	2005
	20.272807	24.877690	22.71%	329	2004
	14.880053	20.272807	36.24%	329	2003
	16.791512	14.880053	-11.38%	0	2002
	17.669167	16.791512	-4.97%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.504798	23.399694	26.45%	5,877	2010
	13.463262	18.504798	37.45%	6,318	2009
	22.667307	13.463262	-40.60%	6,825	2008
	19.984377	22.667307	13.43%	11,865	2007
	18.076677	19.984377	10.55%	11,973	2006
	15.573295	18.076677	16.07%	12,239	2005
	12.702460	15.573295	22.60%	12,321	2004
	9.341936	12.702460	35.97%	6,077	2003
	10.557109	9.341936	-11.51%	5,388	2002
	11.126391	10.557109	-5.12%	5,450	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.768999	11.602941	-1.41%	0	2010
	11.880797	11.768999	-0.94%	0	2009
	11.725036	11.880797	1.33%	0	2008
	11.335614	11.725036	3.44%	220	2007
	10.987871	11.335614	3.16%	220	2006
	10.841740	10.987871	1.35%	220	2005
	10.892200	10.841740	-0.46%	220	2004
	10.965421	10.892200	-0.67%	220	2003
	10.963705	10.965421	0.02%	220	2002
	10.704521	10.963705	2.42%	220	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.638873	11.822952	11.13%	0	2010
	8.555475	10.638873	24.35%	0	2009
	15.497135	8.555475	-44.79%	0	2008
	13.445058	15.497135	15.26%	0	2007
	11.589934	13.445058	16.01%	0	2006
	9.904679	11.589934	17.01%	0	2005
	8.873906	9.904679	11.62%	0	2004
	6.300495	8.873906	40.84%	0	2003
	8.042427	6.300495	-21.66%	0	2002
	10.388105	8.042427	-22.58%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.473335	9.402785	10.97%	1,620	2010
	6.825765	8.473335	24.14%	1,571	2009
	12.384905	6.825765	-44.89%	1,645	2008
	10.759057	12.384905	15.11%	3,410	2007
	9.288282	10.759057	15.83%	3,490	2006
	7.950342	9.288282	16.83%	3,576	2005
	7.133903	7.950342	11.44%	3,671	2004
	5.071035	7.133903	40.68%	4,183	2003
	6.482249	5.071035	-21.77%	4,308	2002
	8.361180	6.482249	-22.47%	3,671	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.736903	13.023929	10.97%	56	2010
	9.456278	11.736903	24.12%	0	2009
	17.153400	9.456278	-44.87%	638	2008
	14.900646	17.153400	15.12%	0	2007
	12.859292	14.900646	15.87%	0	2006
	11.010757	12.859292	16.79%	0	2005
	10.000000	11.010757	10.11%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.846843	13.167387	11.15%	0	2010
	9.522945	11.846843	24.40%	0	2009
	17.253565	9.522945	-44.81%	0	2008
	14.966544	17.253565	15.28%	0	2007
	12.901185	14.966544	16.01%	0	2006
	11.029625	12.901185	16.97%	0	2005
	10.000000	11.029625	10.30%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.695417	11.226454	15.79%	0	2010
	6.925519	9.695417	40.00%	0	2009
	13.170076	6.925519	-47.41%	0	2008
	13.130524	13.170076	0.30%	0	2007
	11.653819	13.130524	12.67%	0	2006
	11.169355	11.653819	4.34%	0	2005
	10.224617	11.169355	9.24%	0	2004
	7.753824	10.224617	31.87%	0	2003
	9.359916	7.753824	-17.16%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.570928	11.061921	15.58%	0	2010
	6.848111	9.570928	39.76%	0	2009
	13.040379	6.848111	-47.49%	0	2008
	13.018151	13.040379	0.17%	917	2007
	11.569036	13.018151	12.53%	966	2006
	11.113850	11.569036	4.10%	1,022	2005
	10.187022	11.113850	9.10%	1,085	2004
	7.744281	10.187022	31.54%	1,153	2003
	9.359921	7.744281	-17.26%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.235041	15.216718	24.37%	0	2010
	7.903783	12.235041	54.80%	0	2009
	16.460554	7.903783	-51.98%	0	2008
	15.850637	16.460554	3.85%	0	2007
	13.869345	15.850637	14.29%	0	2006
	13.750097	13.869345	0.87%	0	2005
	12.265141	13.750097	12.11%	0	2004
	7.903268	12.265141	55.19%	0	2003
	10.000000	7.903268	-20.97%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.428996	14.201111	24.26%	468	2010
	7.394566	11.428996	54.56%	1,714	2009
	15.434869	7.394566	-52.09%	2,729	2008
	14.885301	15.434869	3.69%	6,784	2007
	13.045908	14.885301	14.10%	6,582	2006
	12.949881	13.045908	0.74%	6,295	2005
	11.566397	12.949881	11.96%	6,047	2004
	7.473249	11.566397	54.77%	2,415	2003
	10.000000	7.473249	-25.27%	99	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.243051	13.373165	18.95%	0	2010
	9.714777	11.243051	15.73%	0	2009
	13.520927	9.714777	-28.15%	0	2008
	14.089148	13.520927	-4.03%	0	2007
	12.198781	14.089148	15.50%	0	2006
	11.962323	12.198781	1.98%	0	2005
	10.933016	11.962323	9.41%	0	2004
	8.901580	10.933016	22.82%	0	2003
	10.000000	8.901580	-10.98%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.432430	9.143771	8.44%	0	2010
	6.582545	8.432430	28.10%	0	2009
	10.000000	6.582545	-34.17%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.873435	14.828390	6.88%	0	2010
	10.270857	13.873435	35.08%	0	2009
	17.474177	10.270857	-41.22%	0	2008
	15.345974	17.474177	13.87%	0	2007
	12.820857	15.345974	19.70%	0	2006
	11.799206	12.820857	8.66%	0	2005
	10.092368	11.799206	16.91%	0	2004
	7.741504	10.092368	30.37%	0	2003
	10.000000	7.741504	-22.58%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.307808	9.413239	13.31%	1,699	2010
	6.997436	8.307808	18.73%	1,981	2009
	12.401227	6.997436	-43.57%	2,259	2008
	11.286217	12.401227	9.88%	2,259	2007
	10.819600	11.286217	4.31%	2,259	2006
	10.131478	10.819600	6.79%	2,259	2005
	9.687922	10.131478	4.58%	2,167	2004
	7.625082	9.687922	27.05%	1,790	2003
	10.000000	7.625082	-23.75%	448	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.523058	13.461251	16.82%	0	2010
	8.229452	11.523058	40.02%	0	2009
	15.796222	8.229452	-47.90%	0	2008
	14.491183	15.796222	9.01%	0	2007
	12.644707	14.491183	14.60%	0	2006
	11.729549	12.644707	7.80%	0	2005
	10.325820	11.729549	13.59%	0	2004
	7.756394	10.325820	33.13%	0	2003
	10.000000	7.756394	-22.44%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.695424	12.462184	16.52%	0	2010
	7.658878	10.695424	39.65%	0	2009
	14.729381	7.658878	-48.00%	0	2008
	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	0	2006
	11.025694	11.849141	7.47%	0	2005
	10.000000	11.025694	10.26%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.949917	10.720909	7.75%	0	2010
	7.885433	9.949917	26.18%	0	2009
	11.477456	7.885433	-31.30%	0	2008
	10.794880	11.477456	6.32%	0	2007
	10.000000	10.794880	7.95%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.862573	10.597071	7.45%	0	2010
	7.835469	9.862573	25.87%	0	2009
	11.434100	7.835469	-31.47%	0	2008
	10.777823	11.434100	6.09%	0	2007
	10.000000	10.777823	7.78%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.596598	18.381000	10.75%	110	2010
	12.508143	16.596598	32.69%	78	2009
	21.392061	12.508143	-41.53%	169	2008
	19.006887	21.392061	12.55%	176	2007
	15.111553	19.006887	25.78%	180	2006
	13.053486	15.111553	15.77%	180	2005
	10.729121	13.053486	21.66%	180	2004
	8.483013	10.729121	26.48%	180	2003
	10.000000	8.483013	-15.17%	88	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.484386	15.133667	12.23%	0	2010
	10.529423	13.484386	28.06%	0	2009
	14.977963	10.529423	-29.70%	0	2008
	13.902986	14.977963	7.73%	0	2007
	12.707026	13.902986	9.41%	0	2006
	12.005246	12.707026	5.85%	0	2005
	10.724685	12.005246	11.94%	0	2004
	8.565014	10.724685	25.22%	0	2003
	10.000000	8.565014	-14.35%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.127832	10.733791	17.59%	6,989	2010
	5.602977	9.127832	62.91%	7,031	2009
	11.196128	5.602977	-49.96%	7,169	2008
	9.760477	11.196128	14.71%	16,548	2007
	9.669977	9.760477	0.94%	16,898	2006
	9.134061	9.669977	5.87%	17,487	2005
	8.697830	9.134061	5.02%	21,007	2004
	6.961535	8.697830	24.94%	18,573	2003
	10.000000	6.961535	-30.38%	3,021	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.658823	12.128476	13.79%	7,173	2010
	8.440041	10.658823	26.29%	7,416	2009
	13.367759	8.440041	-36.86%	7,644	2008
	13.917308	13.367759	-3.95%	29,414	2007
	12.193685	13.917308	14.14%	30,265	2006
	11.908257	12.193685	2.40%	30,408	2005
	10.311016	11.908257	15.49%	32,719	2004
	8.017082	10.311016	28.61%	21,631	2003
	10.000000	8.017082	-19.83%	6,062	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.833436	12.647958	6.88%	0	2010
	10.000000	11.833436	18.33%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.661057	10.656370	10.30%	2,722	2010
	7.062134	9.661057	36.80%	3,517	2009
	11.394512	7.062134	-38.02%	3,639	2008
	10.436139	11.394512	9.18%	3,666	2007
	9.888458	10.436139	5.54%	5,331	2006
	9.646164	9.888458	2.51%	5,314	2005
	8.999388	9.646164	7.19%	5,153	2004
	7.463225	8.999388	20.58%	1,836	2003
	10.000000	7.463225	-25.37%	95	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.930155	8.806447	27.07%	2,818	2010
	4.988606	6.930155	38.92%	3,661	2009
	10.479079	4.988606	-52.39%	3,673	2008
	9.730516	10.479079	7.69%	4,290	2007
	9.671194	9.730516	0.61%	6,819	2006
	9.559819	9.671194	1.17%	6,796	2005
	8.498250	9.559819	12.49%	6,892	2004
	6.325148	8.498250	34.36%	3,593	2003
	10.000000	6.325148	-36.75%	277	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.843489	14.497669	33.70%	1,396	2010
	6.767291	10.843489	60.23%	1,773	2009
	11.377358	6.767291	-40.52%	1,625	2008
	11.314641	11.377358	0.55%	1,516	2007
	10.186799	11.314641	11.07%	1,420	2006
	9.861057	10.186799	3.30%	1,281	2005
	9.440334	9.861057	4.46%	1,098	2004
	7.193649	9.440334	31.23%	936	2003
	10.000000	7.193649	-28.06%	34	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.358413	13.517927	9.38%	9,944	2010
	10.261836	12.358413	20.43%	9,987	2009
	15.513922	10.261836	-33.85%	15,466	2008
	14.662206	15.513922	5.81%	3,674	2007
	12.370749	14.662206	18.52%	5,596	2006
	11.813709	12.370749	4.72%	5,742	2005
	10.460990	11.813709	12.93%	5,855	2004
	8.529120	10.460990	22.65%	2,569	2003
	10.000000	8.529120	-14.71%	547	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.724430	7.24%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.165114	12.139727	8.73%	0	2010
	9.036973	11.165114	23.55%	0	2009
	12.955668	9.036973	-31.52%	0	2008
	12.324948	12.955668	5.12%	0	2007
	11.348621	12.324948	8.60%	0	2006
	11.095104	11.348621	2.28%	0	2005
	10.648888	11.095104	4.19%	0	2004
	9.231517	10.648888	15.35%	0	2003
	10.000000	9.231517	-7.68%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.780466	13.025977	20.83%	0	2010
	8.340289	10.780466	29.26%	0	2009
	14.004101	8.340289	-40.44%	494	2008
	13.232854	14.004101	5.83%	494	2007
	11.832816	13.232854	11.83%	494	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.412989	13.813869	11.29%	0	2010
	10.000000	12.412989	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.136156	10.065308	10.17%	474	2010
	7.527012	9.136156	21.38%	0	2009
	10.898553	7.527012	-30.94%	0	2008
	10.441173	10.898553	4.38%	0	2007
	10.000000	10.441173	4.41%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.320671	10.758440	4.24%	0	2010
	9.356954	10.320671	10.30%	0	2009
	10.556053	9.356954	-11.36%	0	2008
	10.423276	10.556053	1.27%	0	2007
	10.000000	10.423276	4.23%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.136054	11.095465	9.47%	202	2010
	7.278126	10.136054	39.27%	0	2009
	12.060105	7.278126	-39.65%	0	2008
	10.723164	12.060105	12.47%	0	2007
	10.000000	10.723164	7.23%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.447133	9.819331	16.24%	8,636	2010
	6.188730	8.447133	36.49%	8,426	2009
	11.280075	6.188730	-45.14%	13,875	2008
	10.250695	11.280075	10.04%	127	2007
	10.000000	10.250695	2.51%	127	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.659289	8.359747	9.15%	0	2010
	5.958951	7.659289	28.53%	0	2009
	9.782890	5.958951	-39.09%	0	2008
	10.000000	9.782890	-2.17%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.689363	13.009539	11.29%	0	2010
	8.136171	11.689363	43.67%	0	2009
	11.505618	8.136171	-29.29%	0	2008
	11.340421	11.505618	1.46%	0	2007
	10.425180	11.340421	8.78%	0	2006
	10.000000	10.425180	4.25%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.668162	8.702060	13.48%	0	2010
	5.097178	7.668162	50.44%	0	2009
	10.000000	5.097178	-49.03%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.904167	9.606980	21.54%	0	2010
	6.110003	7.904167	29.36%	0	2009
	10.000000	6.110003	-38.90%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.885821	9.583187	21.52%	0	2010
	6.108107	7.885821	29.10%	0	2009
	10.000000	6.108107	-38.92%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.058507	9.110982	13.06%	0	2010
	6.342067	8.058507	27.06%	0	2009
	10.000000	6.342067	-36.58%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.310557	10.109875	8.59%	0	2010
	7.900737	9.310557	17.84%	0	2009
	10.000000	7.900737	-20.99%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.768188	9.691973	10.54%	6,910	2010
	7.180256	8.768188	22.12%	7,502	2009
	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.057746	10.564529	5.04%	0	2010
	9.048338	10.057746	11.16%	0	2009
	10.000000	9.048338	-9.52%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.039810	9.901666	9.53%	0	2010
	7.537235	9.039810	19.94%	0	2009
	10.000000	7.537235	-24.63%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.487804	9.459031	11.44%	0	2010
	6.818051	8.487804	24.49%	0	2009
	10.000000	6.818051	-31.82%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.582985	10.276328	7.24%	0	2010
	8.279837	9.582985	15.74%	0	2009
	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.522958	11.079660	5.29%	0	2010
	9.835494	10.522958	6.99%	0	2009
	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.481000	11.006772	5.02%	0	2010
	9.813706	10.481000	6.80%	0	2009
	10.000000	9.813706	-1.86%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.244874	11.956729	6.33%	0	2010
	9.819515	11.244874	14.52%	0	2009
	10.000000	9.819515	-1.80%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.467548	29.033413	14.00%	0	2010
	15.877700	25.467548	60.40%	0	2009
	38.375734	15.877700	-58.63%	0	2008
	26.876700	38.375734	42.78%	0	2007
	20.046383	26.876700	34.07%	0	2006
	15.401993	20.046383	30.15%	0	2005
	13.002924	15.401993	18.45%	0	2004
	8.028879	13.002924	61.95%	0	2003
	10.000000	8.028879	-19.71%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.514681	22.242435	13.98%	64	2010
	12.166402	19.514681	60.40%	131	2009
	29.359343	12.166402	-58.56%	59	2008
	20.525465	29.359343	43.04%	76	2007
	15.282194	20.525465	34.31%	81	2006
	11.727649	15.282194	30.31%	0	2005
	10.000000	11.727649	17.28%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.816560	13.207855	3.05%	3,374	2010
	12.690393	12.816560	0.99%	6,144	2009
	11.978569	12.690393	5.94%	18,666	2008
	11.366914	11.978569	5.38%	6,458	2007
	11.183423	11.366914	1.64%	6,596	2006
	11.011173	11.183423	1.56%	6,684	2005
	10.842205	11.011173	1.56%	6,807	2004
	10.807921	10.842205	0.32%	4,631	2003
	10.000000	10.807921	8.08%	60	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.934844	7.707380	11.14%	0	2010
	5.446997	6.934844	27.31%	0	2009
	10.000000	5.446997	-45.53%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.883420	13.397218	12.74%	31,933	2010
	9.498624	11.883420	25.11%	62,966	2009
	15.292542	9.498624	-37.89%	64,686	2008
	14.676067	15.292542	4.20%	48,270	2007
	12.767869	14.676067	14.95%	50,520	2006
	12.027474	12.767869	6.16%	53,307	2005
	10.724904	12.027474	12.15%	54,233	2004
	8.269399	10.724904	29.69%	7,641	2003
	10.000000	8.269399	-17.31%	71	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	0	2010
	10.000000	11.511714	15.12%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	0	2010
	10.000000	12.069770	20.70%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.783863	12.272389	4.15%	13,238	2010
	10.983734	11.783863	7.28%	19,133	2009
	11.883771	10.983734	-7.57%	19,133	2008
	11.467162	11.883771	3.63%	14,493	2007
	10.982077	11.467162	4.42%	14,493	2006
	10.808390	10.982077	1.61%	14,493	2005
	10.501163	10.808390	2.93%	14,397	2004
	9.894966	10.501163	6.13%	27,181	2003
	10.000000	9.894966	-1.05%	42	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.992863	13.082360	9.08%	28,235	2010
	10.235457	11.992863	17.17%	32,564	2009
	13.550452	10.235457	-24.46%	41,870	2008
	13.040972	13.550452	3.91%	120,763	2007
	11.907296	13.040972	9.52%	213,051	2006
	11.492324	11.907296	3.61%	216,738	2005
	10.667820	11.492324	7.73%	246,718	2004
	9.035026	10.667820	18.07%	227,370	2003
	10.000000	9.035026	-9.65%	41,432	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.080092	13.405719	10.97%	24,542	2010
	9.874196	12.080092	22.34%	84,377	2009
	14.633797	9.874196	-32.52%	90,277	2008
	14.018455	14.633797	4.39%	96,593	2007
	12.443590	14.018455	12.66%	111,506	2006
	11.816095	12.443590	5.31%	117,030	2005
	10.718152	11.816095	10.24%	121,130	2004
	8.605087	10.718152	24.56%	89,748	2003
	10.000000	8.605087	-13.95%	4	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	12.040121	12.850012	6.73%	14,706	2010
	10.686063	12.040121	12.67%	16,400	2009
	12.789491	10.686063	-16.45%	19,073	2008
	12.285375	12.789491	4.10%	39,549	2007
	11.520555	12.285375	6.64%	47,110	2006
	11.210399	11.520555	2.77%	48,871	2005
	10.636952	11.210399	5.39%	53,365	2004
	9.512275	10.636952	11.82%	32,617	2003
	10.000000	9.512275	-4.88%	4,998	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.214452	16.401933	24.12%	0	2010
	9.824941	13.214452	34.50%	0	2009
	15.723329	9.824941	-37.51%	0	2008
	14.864843	15.723329	5.78%	0	2007
	13.753426	14.864843	8.08%	0	2006
	12.474208	13.753426	10.25%	0	2005
	10.959328	12.474208	13.82%	0	2004
	8.275425	10.959328	32.43%	0	2003
	10.000000	8.275425	-17.25%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.404471	15.355565	23.79%	179	2010
	9.239914	12.404471	34.25%	230	2009
	14.822333	9.239914	-37.66%	312	2008
	14.037555	14.822333	5.59%	312	2007
	13.005372	14.037555	7.94%	312	2006
	11.816930	13.005372	10.06%	312	2005
	10.402316	11.816930	13.60%	312	2004
	7.875509	10.402316	32.08%	308	2003
	10.000000	7.875509	-21.24%	82	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.322671	10.152363	-1.65%	4,891	2010
	10.491449	10.322671	-1.61%	9,283	2009
	10.452796	10.491449	0.37%	15,389	2008
	10.143005	10.452796	3.05%	3,937	2007
	9.865756	10.143005	2.81%	2,010	2006
	9.770143	9.865756	0.98%	0	2005
	9.854100	9.770143	-0.85%	0	2004
	9.957125	9.854100	-1.03%	0	2003
	10.000000	9.957125	-0.43%	1,348	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.107496	9.074632	11.93%	0	2010
	6.056612	8.107496	33.86%	0	2009
	10.000000	6.056612	-39.43%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.430810	10.885890	4.36%	0	2010
	8.168499	10.430810	27.70%	0	2009
	15.476709	8.168499	-47.22%	0	2008
	15.289614	15.476709	1.22%	0	2007
	12.664619	15.289614	20.73%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.277073	10.698968	4.11%	0	2010
	8.069635	10.277073	27.35%	115	2009
	15.323233	8.069635	-47.34%	107	2008
	15.172347	15.323233	0.99%	101	2007
	12.602422	15.172347	20.39%	103	2006
	11.460775	12.602422	9.96%	0	2005
	10.000000	11.460775	14.61%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.002281	9.079086	13.46%	0	2010
	6.290201	8.002281	27.22%	0	2009
	10.000000	6.290201	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	3,195	2010
	6.278351	7.867363	25.31%	4,040	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.727184	9.611325	24.38%	0	2010
	6.200757	7.727184	24.62%	0	2009
	10.000000	6.200757	-37.99%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.575528	10.089948	17.66%	0	2010
	6.683090	8.575528	28.32%	0	2009
	10.000000	6.683090	-33.17%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.954095	9.786884	23.04%	351	2010
	6.358809	7.954095	25.09%	378	2009
	12.093701	6.358809	-47.42%	468	2008
	11.230739	12.093701	7.68%	545	2007
	11.087661	11.230739	1.29%	545	2006
	10.463688	11.087661	5.96%	554	2005
	9.401213	10.463688	11.30%	658	2004
	7.130149	9.401213	31.85%	662	2003
	10.000000	7.130149	-28.70%	274	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.074979	15.035462	24.52%	0	2010
	9.727494	12.074979	24.13%	0	2009
	14.578213	9.727494	-33.27%	0	2008
	15.921908	14.578213	-8.44%	0	2007
	13.801500	15.921908	15.36%	0	2006
	13.614008	13.801500	1.38%	0	2005
	11.800946	13.614008	15.36%	0	2004
	7.649510	11.800946	54.27%	0	2003
	10.000000	7.649510	-23.50%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	11.003320	13.686966	24.39%	61	2010
	8.889163	11.003320	23.78%	106	2009
	13.350955	8.889163	-33.42%	2,869	2008
	14.634144	13.350955	-8.77%	2,088	2007
	12.706555	14.634144	15.17%	1,993	2006
	12.569516	12.706555	1.09%	2,041	2005
	10.923700	12.569516	15.07%	2,126	2004
	7.099346	10.923700	53.87%	2,291	2003
	10.000000	7.099346	-29.01%	559	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.109777	16.158287	23.25%	0	2010
	9.895711	13.109777	32.48%	0	2009
	16.278747	9.895711	-39.21%	0	2008
	16.207811	16.278747	0.44%	0	2007
	14.708339	16.207811	10.19%	0	2006
	13.314364	14.708339	10.47%	0	2005
	11.374044	13.314364	17.06%	0	2004
	8.201086	11.374044	38.69%	0	2003
	10.000000	8.201086	-17.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.195351	16.219606	22.92%	70	2010
	9.980488	13.195351	32.21%	162	2009
	16.462286	9.980488	-39.37%	97	2008
	16.428752	16.462286	0.20%	91	2007
	14.947045	16.428752	9.91%	86	2006
	13.568020	14.947045	10.16%	0	2005
	11.614004	13.568020	16.82%	0	2004
	8.398016	11.614004	38.29%	0	2003
	10.000000	8.398016	-16.02%	0	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	8.008559	8.918039	11.36%	2,624	2010
	6.485451	8.008559	23.48%	2,624	2009
	11.294106	6.485451	-42.58%	0	2008
	10.644408	11.294106	6.10%	0	2007
	10.000000	10.644408	6.44%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.150814	9.130237	27.68%	123	2010
	5.570904	7.150814	28.36%	311	2009
	10.000000	5.570904	-44.29%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.358995	10.434627	0.73%	0	2010
	9.833644	10.358995	5.34%	0	2009
	10.000000	9.833644	-1.66%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.268942	14.516754	9.40%	0	2010
	10.000000	13.268942	32.69%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.915827	13.820663	7.01%	0	2010
	10.000000	12.915827	29.16%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.894070	13.761488	6.73%	22,563	2010
	10.000000	12.894070	28.94%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.890526	13.482517	4.59%	0	2010
	10.000000	12.890526	28.91%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.685415	14.469302	14.06%	0	2010
	9.233008	12.685415	37.39%	0	2009
	15.697807	9.233008	-41.18%	0	2008
	15.011255	15.697807	4.57%	0	2007
	12.968449	15.011255	15.75%	0	2006
	11.531935	12.968449	12.46%	0	2005
	10.000000	11.531935	15.32%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.509835	14.231309	13.76%	825	2010
	9.125905	12.509835	37.08%	1,236	2009
	15.555404	9.125905	-41.33%	2,507	2008
	14.914215	15.555404	4.30%	2,269	2007
	12.916367	14.914215	15.47%	2,260	2006
	11.514872	12.916367	12.17%	2,252	2005
	10.000000	11.514872	15.15%	2,160	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.310203	16.321248	14.05%	0	2010
	10.410023	14.310203	37.47%	0	2009
	17.697246	10.410023	-41.18%	0	2008
	16.926186	17.697246	4.56%	0	2007
	14.622348	16.926186	15.76%	0	2006
	13.006026	14.622348	12.43%	0	2005
	11.097498	13.006026	17.20%	0	2004
	7.889378	11.097498	40.66%	0	2003
	10.000000	7.889378	-21.11%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	14.025611	15.960508	13.80%	1,436	2010
	10.233564	14.025611	37.05%	2,064	2009
	17.438781	10.233564	-41.32%	2,151	2008
	16.716407	17.438781	4.32%	2,163	2007
	14.481532	16.716407	15.43%	2,169	2006
	12.908763	14.481532	12.18%	2,179	2005
	11.040909	12.908763	16.92%	2,179	2004
	7.857962	11.040909	40.51%	4,171	2003
	10.000000	7.857962	-21.42%	898	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.416893	16.273694	12.88%	4,135	2010
	12.379818	14.416893	16.45%	4,820	2009
	14.719737	12.379818	-15.90%	4,444	2008
	13.662916	14.719737	7.73%	8,180	2007
	12.954424	13.662916	5.47%	8,000	2006
	12.852542	12.954424	0.79%	7,526	2005
	12.051704	12.852542	6.65%	6,653	2004
	10.459140	12.051704	15.23%	1,218	2003
	10.000000	10.459140	4.59%	112	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.472500	2.788812	12.79%	0	2010
	1.983372	2.472500	24.66%	0	2009
	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.448993	3.894600	12.92%	0	2010
	2.798373	3.448993	23.25%	0	2009
	13.341575	2.798373	-79.03%	0	2008
	13.580440	13.341575	-1.76%	0	2007
	12.618568	13.580440	7.62%	0	2006
	12.539573	12.618568	0.63%	0	2005
	11.700756	12.539573	7.17%	0	2004
	9.597547	11.700756	21.91%	0	2003
	10.000000	9.597547	-4.02%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.913542	11.293103	13.92%	4,021	2010
	7.875269	9.913542	25.88%	5,807	2009
	13.047238	7.875269	-39.64%	5,368	2008
	12.738485	13.047238	2.42%	12,902	2007
	11.285964	12.738485	12.87%	14,089	2006
	10.851782	11.285964	4.00%	13,771	2005
	10.109284	10.851782	7.34%	13,552	2004
	8.129514	10.109284	24.35%	11,885	2003
	10.000000	8.129514	-18.70%	2,704	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.613724	16.523209	21.37%	0	2010
	10.089362	13.613724	34.93%	0	2009
	16.501325	10.089362	-38.86%	0	2008
	16.985206	16.501325	-2.85%	0	2007
	15.017140	16.985206	13.11%	0	2006
	13.890264	15.017140	8.11%	0	2005
	11.826493	13.890264	17.45%	0	2004
	8.329479	11.826493	41.98%	0	2003
	10.000000	8.329479	-16.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.930779	9.598411	21.03%	0	2010
	5.891062	7.930779	34.62%	0	2009
	9.662036	5.891062	-39.03%	0	2008
	9.963739	9.662036	-3.03%	0	2007
	10.000000	9.963739	-0.36%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.845085	11.665801	7.57%	0	2010
	10.000000	10.845085	8.45%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.924366	11.301282	3.45%	0	2010
	10.000000	10.924366	9.24%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.268837	12.676525	12.49%	1,064	2010
	8.826521	11.268837	27.67%	1,064	2009
	14.640181	8.826521	-39.71%	0	2008
	15.843988	14.640181	-7.60%	0	2007
	13.897765	15.843988	14.00%	0	2006
	13.428187	13.897765	3.50%	0	2005
	12.288020	13.428187	9.28%	0	2004
	10.000000	12.288020	22.88%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.679026	12.638104	8.21%	0	2010
	9.527922	11.679026	22.58%	0	2009
	17.285111	9.527922	-44.88%	0	2008
	16.219613	17.285111	6.57%	0	2007
	12.911822	16.219613	25.62%	0	2006
	11.700619	12.911822	10.35%	0	2005
	10.238670	11.700619	14.28%	0	2004
	8.099663	10.238670	26.41%	0	2003
	10.000000	8.099663	-19.00%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.357004	14.072080	23.91%	0	2010
	8.779248	11.357004	29.36%	0	2009
	14.721383	8.779248	-40.36%	0	2008
	17.151379	14.721383	-14.17%	0	2007
	14.867077	17.151379	15.36%	0	2006
	14.122666	14.867077	5.27%	0	2005
	11.377048	14.122666	24.13%	0	2004
	7.729985	11.377048	47.18%	0	2003
	10.000000	7.729985	-22.70%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.604954	13.787445	18.81%	0	2010
	7.199411	11.604954	61.19%	0	2009
	11.625600	7.199411	-38.07%	0	2008
	11.203249	11.625600	3.77%	0	2007
	10.803472	11.203249	3.70%	0	2006
	10.392558	10.803472	3.95%	0	2005
	10.060577	10.392558	3.30%	0	2004
	8.189325	10.060577	22.85%	0	2003
	10.000000	8.189325	-18.11%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.555041	11.092882	5.10%	468	2010
	9.811712	10.555041	7.58%	468	2009
	11.141221	9.811712	-11.93%	468	2008
	10.767281	11.141221	3.47%	468	2007
	10.570988	10.767281	1.86%	468	2006
	10.341028	10.570988	2.22%	468	2005
	10.103021	10.341028	2.36%	468	2004
	10.000000	10.103021	1.03%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.785792	17.86%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.055981	16.278538	24.68%	0	2010
	10.000000	13.055981	30.56%	0	2009*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.564563	10.605427	10.88%	1,714	2010
	8.084811	9.564563	18.30%	1,986	2009
	13.868677	8.084811	-41.70%	2,035	2008
	13.455846	13.868677	3.07%	2,093	2007
	11.700640	13.455846	15.00%	2,038	2006
	11.379408	11.700640	2.82%	1,749	2005
	10.408172	11.379408	9.33%	1,418	2004
	8.010029	10.408172	29.94%	923	2003
	10.000000	8.010029	-19.90%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.588725	15.982762	2.53%	1,325	2010
	11.803026	15.588725	32.07%	1,401	2009
	25.702870	11.803026	-54.08%	0	2008
	24.767250	25.702870	3.78%	0	2007
	18.645974	24.767250	32.83%	0	2006
	16.278228	18.645974	14.55%	0	2005
	13.259341	16.278228	22.77%	956	2004
	9.370222	13.259341	41.51%	3,652	2003
	10.000000	9.370222	-6.30%	3,702	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.373270	10.119913	7.97%	54	2010
	6.954736	9.373270	34.78%	54	2009
	11.756983	6.954736	-40.85%	54	2008
	10.528101	11.756983	11.67%	154	2007
	10.778812	10.528101	-2.33%	154	2006
	9.547500	10.778812	12.90%	154	2005
	8.964513	9.547500	6.50%	154	2004
	7.392116	8.964513	21.27%	`204	2003
	10.000000	7.392116	-26.08%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.198727	18.913194	24.44%	3,499	2010
	10.838237	15.198727	40.23%	3,291	2009
	17.160456	10.838237	-36.84%	1,852	2008
	17.196197	17.160456	-0.21%	9,531	2007
	15.317407	17.196197	12.27%	9,637	2006
	14.612519	15.317407	4.82%	13,444	2005
	12.483935	14.612519	17.05%	12,700	2004
	9.013710	12.483935	38.50%	12,188	2003
	10.000000	9.013710	-9.86%	4,029	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.039340	12.989971	7.90%	0	2010
	10.000000	12.039340	20.39%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.818284	15.854917	23.69%	0	2010
	10.429789	12.818284	22.90%	0	2009
	15.358343	10.429789	-32.09%	0	2008
	15.728452	15.358343	-2.35%	0	2007
	13.984408	15.728452	12.47%	0	2006
	13.265949	13.984408	5.42%	0	2005
	11.072160	13.265949	19.81%	0	2004
	8.174916	11.072160	35.44%	0	2003
	10.000000	8.174916	-18.25%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.068073	11.363370	12.87%	0	2010
	7.657372	10.068073	31.48%	0	2009
	11.879516	7.657372	-35.54%	0	2008
	11.213082	11.879516	5.94%	0	2007
	10.445415	11.213082	7.35%	0	2006
	10.254769	10.445415	1.86%	0	2005
	9.822093	10.254769	4.41%	0	2004
	7.929788	9.822093	23.86%	0	2003
	10.000000	7.929788	-20.70%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.747058	12.132078	12.89%	0	2010
	8.653958	10.747058	24.19%	0	2009
	14.005946	8.653958	-38.21%	0	2008
	13.538024	14.005946	3.46%	0	2007
	11.923558	13.538024	13.54%	0	2006
	11.585616	11.923558	2.92%	0	2005
	10.652450	11.585616	8.76%	0	2004
	8.442019	10.652450	26.18%	0	2003
	10.000000	8.442019	-15.58%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	12.021527	13.535153	12.59%	109	2010
	9.702446	12.021527	23.90%	57	2009
	15.747638	9.702446	-38.39%	2,942	2008
	15.259789	15.747638	3.20%	3,053	2007
	13.474053	15.259789	13.25%	3,056	2006
	13.124497	13.474053	2.66%	296	2005
	12.098912	13.124497	8.48%	300	2004
	10.000000	12.098912	20.99%	1,110	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.833184	10.923487	11.09%	767	2010
	8.831662	9.833184	11.34%	0	2009
	12.774421	8.831662	-30.86%	0	2008
	11.853660	12.774421	7.77%	0	2007
	10.414474	11.853660	13.82%	0	2006
	10.417474	10.414474	-0.03%	0	2005
	9.894163	10.417474	5.29%	143	2004
	8.125085	9.894163	21.77%	143	2003
	10.000000	8.125085	-18.75%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.482215	17.408075	12.44%	2,527	2010
	10.329317	15.482215	49.89%	2,527	2009
	14.218393	10.329317	-27.35%	2,083	2008
	14.019063	14.218393	1.42%	2,083	2007
	12.897849	14.019063	8.69%	2,083	2006
	12.828899	12.897849	0.54%	2,083	2005
	11.847031	12.828899	8.29%	2,083	2004
	9.895326	11.847031	19.72%	2,083	2003
	10.000000	9.895326	-1.05%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.607582	13.447271	6.66%	0	2010
	10.649338	12.607582	18.39%	0	2009
	11.685113	10.649338	-8.86%	0	2008
	11.280951	11.685113	3.58%	0	2007
	11.017808	11.280951	2.39%	0	2006
	11.064280	11.017808	-0.42%	0	2005
	10.862411	11.064280	1.86%	0	2004
	10.559695	10.862411	2.87%	0	2003
	10.000000	10.559695	5.60%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.503927	13.309381	6.44%	3,685	2010
	10.586346	12.503927	18.11%	5,096	2009
	11.649293	10.586346	-9.12%	4,350	2008
	11.272423	11.649293	3.34%	6,535	2007
	11.034309	11.272423	2.16%	7,247	2006
	11.114919	11.034309	-0.73%	6,552	2005
	10.943828	11.114919	1.56%	6,642	2004
	10.659835	10.943828	2.66%	6,113	2003
	10.000000	10.659835	6.60%	3,680	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.091762	10.383035	14.20%	0	2010
	6.965163	9.091762	30.53%	0	2009
	11.050495	6.965163	-36.97%	0	2008
	9.457546	11.050495	16.84%	0	2007
	9.003974	9.457546	5.04%	0	2006
	8.824678	9.003974	2.03%	0	2005
	8.480874	8.824678	4.05%	0	2004
	7.005744	8.480874	21.06%	0	2003
	8.438337	7.005744	-16.98%	0	2002
	9.282090	8.438337	-9.09%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.352408	9.526166	14.05%	0	2010
	6.417067	8.352408	30.16%	0	2009
	10.191098	6.417067	-37.03%	0	2008
	8.742068	10.191098	16.58%	0	2007
	8.332547	8.742068	4.91%	0	2006
	8.184450	8.332547	1.81%	0	2005
	7.882170	8.184450	3.83%	0	2004
	6.517601	7.882170	20.94%	0	2003
	7.877067	6.517601	-17.26%	0	2002
	8.673347	7.877067	-9.18%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.915736	12.247675	12.20%	0	2010
	8.612082	10.915736	26.75%	0	2009
	12.308565	8.612082	-30.03%	0	2008
	10.855371	12.308565	13.39%	0	2007
	10.297528	10.855371	5.42%	0	2006
	10.079199	10.297528	2.17%	0	2005
	9.731960	10.079199	3.57%	0	2004
	8.396638	9.731960	15.90%	0	2003
	9.371547	8.396638	-10.40%	0	2002
	9.957220	9.371547	-5.88%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.203390	11.430561	12.03%	0	2010
	8.061296	10.203390	26.57%	0	2009
	11.535316	8.061296	-30.12%	0	2008
	10.189649	11.535316	13.21%	0	2007
	9.674991	10.189649	5.32%	0	2006
	9.483296	9.674991	2.02%	0	2005
	9.172373	9.483296	3.39%	0	2004
	7.930194	9.172373	15.66%	0	2003
	8.868090	7.930194	-10.58%	0	2002
	9.435985	8.868090	-6.02%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.210071	11.842074	15.98%	0	2010
	7.507100	10.210071	36.01%	0	2009
	11.575353	7.507100	-35.15%	0	2008
	10.814281	11.575353	7.04%	0	2007
	9.853844	10.814281	9.75%	0	2006
	9.491339	9.853844	3.82%	0	2005
	9.158850	9.491339	3.63%	0	2004
	7.927650	9.158850	15.53%	0	2003
	8.838563	7.927650	-10.31%	0	2002
	9.150065	8.838563	-3.40%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.531949	12.191350	15.76%	0	2010
	7.745702	10.531949	35.97%	0	2009
	11.966043	7.745702	-35.27%	544	2008
	11.197705	11.966043	6.86%	906	2007
	10.216090	11.197705	9.61%	1,000	2006
	9.848019	10.216090	3.74%	1,682	2005
	9.527969	9.848019	3.36%	1,964	2004
	8.255306	9.527969	15.42%	1,964	2003
	9.221950	8.255306	-10.48%	1,964	2002
	9.561266	9.221950	-3.55%	1,964	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.390331	8.577140	16.06%	0	2010
	5.531486	7.390331	33.60%	0	2009
	9.568311	5.531486	-42.19%	0	2008
	9.104175	9.568311	5.10%	0	2007
	8.124287	9.104175	12.06%	0	2006
	6.831136	8.124287	18.93%	0	2005
	6.861790	6.831136	-0.45%	0	2004
	5.576369	6.861790	23.05%	0	2003
	6.114660	5.576369	-8.80%	0	2002
	8.713906	6.114660	-29.83%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.278990	8.442286	15.98%	497	2010
	5.453249	7.278990	33.48%	725	2009
	9.458655	5.453249	-42.35%	725	2008
	9.016358	9.458655	4.91%	228	2007
	8.058566	9.016358	11.89%	228	2006
	6.792938	8.058566	18.63%	228	2005
	6.822945	6.792938	-0.44%	228	2004
	5.556618	6.822945	22.79%	228	2003
	6.114650	5.556618	-9.13%	0	2002
	8.713899	6.114650	-29.83%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.312785	10.535840	13.13%	0	2010
	7.285831	9.312785	27.82%	0	2009
	12.936709	7.285831	-43.68%	0	2008
	12.977703	12.936709	-0.32%	0	2007
	10.993905	12.977703	18.04%	0	2006
	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	10.027926	11.328060	12.97%	7,526	2010
	7.854230	10.027926	27.68%	7,335	2009
	13.972189	7.854230	-43.79%	5,723	2008
	14.036537	13.972189	-0.46%	6,344	2007
	11.905850	14.036537	17.90%	6,875	2006
	11.472094	11.905850	3.78%	7,187	2005
	10.491852	11.472094	9.34%	6,752	2004
	8.208296	10.491852	27.82%	4,782	2003
	10.079193	8.208296	-18.56%	1,553	2002
	10.820011	10.079193	-6.85%	43	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.130901	9.164718	12.71%	0	2010
	6.504780	8.130901	25.00%	0	2009
	11.365422	6.504780	-42.77%	0	2008
	10.324056	11.365422	10.09%	0	2007
	9.292999	10.324056	11.09%	0	2006
	8.791444	9.292999	5.71%	0	2005
	8.456900	8.791444	3.96%	0	2004
	6.960439	8.456900	21.50%	0	2003
	8.499804	6.960439	-18.11%	0	2002
	9.487345	8.499804	-10.41%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.262679	9.303904	12.60%	0	2010
	6.617745	8.262679	24.86%	49	2009
	11.587292	6.617745	-42.89%	49	2008
	10.539053	11.587292	9.95%	2,421	2007
	9.499559	10.539053	10.94%	2,468	2006
	8.997519	9.499559	5.58%	2,422	2005
	8.673997	8.997519	3.73%	2,404	2004
	7.148066	8.673997	21.35%	2,277	2003
	8.744908	7.148066	-18.26%	2,015	2002
	9.777778	8.744908	-10.56%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	7.033050	8.576777	21.95%	0	2010
	5.583142	7.033050	25.97%	0	2009
	10.764399	5.583142	-48.13%	0	2008
	8.632044	10.764399	24.70%	0	2007
	8.227083	8.632044	4.92%	0	2006
	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.431450	6.613218	21.76%	4,238	2010
	4.317882	5.431450	25.79%	4,238	2009
	8.336685	4.317882	-48.21%	5,236	2008
	6.696368	8.336685	24.50%	7,141	2007
	6.391776	6.696368	4.77%	9,753	2006
	6.162875	6.391776	3.71%	10,898	2005
	6.079615	6.162875	1.37%	12,773	2004
	4.666221	6.079615	30.29%	12,537	2003
	6.810319	4.666221	-31.48%	6,268	2002
	8.436186	6.810319	-19.27%	6,268	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.278950	10.147595	22.57%	0	2010
	6.027489	8.278950	37.35%	0	2009
	11.993992	6.027489	-49.75%	0	2008
	10.384045	11.993992	15.50%	0	2007
	9.742546	10.384045	6.58%	0	2006
	9.178232	9.742546	6.15%	0	2005
	8.470639	9.178232	8.35%	0	2004
	6.604150	8.470639	28.26%	0	2003
	9.120496	6.604150	-27.59%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.095922	9.922685	22.56%	0	2010
	5.911187	8.095922	36.96%	410	2009
	11.769227	5.911187	-49.77%	512	2008
	10.206315	11.769227	15.31%	1,424	2007
	9.587444	10.206315	6.46%	2,022	2006
	9.052057	9.587444	5.91%	2,346	2005
	8.374365	9.052057	8.09%	2,687	2004
	6.538869	8.374365	28.07%	1,583	2003
	9.065148	6.538869	-27.87%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.087208	11.282982	11.85%	0	2010
	7.137243	10.087208	41.33%	0	2009
	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.825339	12.096337	11.74%	0	2010
	7.676108	10.825339	41.03%	0	2009
	10.431537	7.676108	-26.41%	0	2008
	10.349813	10.431537	0.79%	0	2007
	9.482825	10.349813	9.14%	218	2006
	9.428352	9.482825	0.58%	205	2005
	8.768569	9.428352	7.52%	158	2004
	7.037332	8.768569	24.60%	118	2003
	6.930397	7.037332	1.54%	77	2002
	8.006220	6.930397	-13.44%	24	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.148163	11.351479	11.86%	82	2010
	7.194239	10.148163	41.06%	85	2009
	9.782172	7.194239	-26.46%	89	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.148163	11.351479	11.86%	82	2010
	7.194239	10.148163	41.06%	85	2009
	9.782172	7.194239	-26.46%	89	2008
	10.000000	9.782172	-2.18%	240	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.168309	9.235851	13.07%	1,412	2010
	6.563319	8.168309	24.45%	1,417	2009
	10.598174	6.563319	-38.07%	1,948	2008
	10.226216	10.598174	3.64%	2,581	2007
	8.988721	10.226216	13.77%	3,702	2006
	8.722926	8.988721	3.05%	4,376	2005
	8.022193	8.722926	8.73%	5,170	2004
	6.355320	8.022193	26.23%	5,048	2003
	8.315471	6.355320	-23.57%	4,912	2002
	9.624951	8.315471	-13.61%	4,764	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.006067	15.902308	5.97%	171	2010
	13.191412	15.006067	13.76%	169	2009
	13.870262	13.191412	-4.89%	157	2008
	13.523533	13.870262	2.56%	516	2007
	13.183401	13.523533	2.58%	491	2006
	13.123136	13.183401	0.46%	440	2005
	12.780645	13.123136	2.68%	330	2004
	12.358517	12.780645	3.42%	236	2003
	11.393734	12.358517	8.47%	128	2002
	10.687263	11.393734	6.61%	43	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	29.638492	37.497800	26.52%	0	2010
	21.534062	29.638492	37.64%	0	2009
	36.215259	21.534062	-40.54%	0	2008
	31.904002	36.215259	13.51%	0	2007
	28.825064	31.904002	10.68%	0	2006
	24.806191	28.825064	16.20%	0	2005
	20.224812	24.806191	22.65%	0	2004
	14.852369	20.224812	36.17%	0	2003
	16.768811	14.852369	-11.43%	0	2002
	17.654305	16.768811	-5.02%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.414085	23.273141	26.39%	3,395	2010
	13.404078	18.414085	37.38%	2,711	2009
	22.579167	13.404078	-40.64%	6,316	2008
	19.916853	22.579167	13.37%	9,927	2007
	18.024737	19.916853	10.50%	12,304	2006
	15.536406	18.024737	16.02%	12,867	2005
	12.678825	15.536406	22.54%	14,111	2004
	9.329285	12.678825	35.90%	11,990	2003
	10.548182	9.329285	-11.56%	9,425	2002
	11.122665	10.548182	-5.16%	4,253	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.705296	11.534265	-1.46%	0	2010
	11.822500	11.705296	-0.99%	0	2009
	11.673439	11.822500	1.28%	0	2008
	11.291501	11.673439	3.38%	0	2007
	10.950666	11.291501	3.11%	0	2006
	10.810512	10.950666	1.30%	0	2005
	10.866353	10.810512	-0.51%	0	2004
	10.944964	10.866353	-0.72%	0	2003
	10.948819	10.944964	-0.04%	0	2002
	10.695455	10.948819	2.37%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.581339	11.753048	11.07%	0	2010
	8.513548	10.581339	24.29%	0	2009
	15.429063	8.513548	-44.82%	0	2008
	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.431746	9.351880	10.91%	702	2010
	6.795715	8.431746	24.07%	726	2009
	12.336679	6.795715	-44.91%	726	2008
	10.722642	12.336679	15.05%	726	2007
	9.261535	10.722642	15.78%	726	2006
	7.931469	9.261535	16.77%	726	2005
	7.120587	7.931469	11.39%	1,437	2004
	5.064145	7.120587	40.61%	3,328	2003
	6.476740	5.064145	-21.81%	1,407	2002
	8.358362	6.476740	-22.51%	1,265	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.703127	12.979860	10.91%	617	2010
	9.433879	11.703127	24.05%	854	2009
	17.121508	9.433879	-44.90%	882	2008
	14.880550	17.121508	15.06%	1,550	2007
	12.848462	14.880550	15.82%	1,707	2006
	11.007058	12.848462	16.73%	1,755	2005
	10.000000	11.007058	10.07%	1,444	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.812771	13.122844	11.09%	0	2010
	9.500392	11.812771	24.34%	0	2009
	17.221488	9.500392	-44.83%	0	2008
	14.946359	17.221488	15.22%	0	2007
	12.890314	14.946359	15.95%	0	2006
	11.025913	12.890314	16.91%	0	2005
	10.000000	11.025913	10.26%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.653161	11.171858	15.73%	0	2010
	6.898839	9.653161	39.92%	0	2009
	13.126036	6.898839	-47.44%	0	2008
	13.093301	13.126036	0.25%	0	2007
	11.626680	13.093301	12.61%	0	2006
	11.148993	11.626680	4.28%	0	2005
	10.211171	11.148993	9.18%	0	2004
	7.747568	10.211171	31.80%	0	2003
	9.357136	7.747568	-17.20%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.529249	11.008165	15.52%	0	2010
	6.821757	9.529249	39.69%	0	2009
	12.996811	6.821757	-47.51%	0	2008
	12.981293	12.996811	0.12%	0	2007
	11.542131	12.981293	12.47%	0	2006
	11.093630	11.542131	4.04%	0	2005
	10.173655	11.093630	9.04%	0	2004
	7.738047	10.173655	31.48%	0	2003
	9.357144	7.738047	-17.30%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.187926	15.150416	24.31%	0	2010
	7.877359	12.187926	54.72%	0	2009
	16.413919	7.877359	-52.01%	0	2008
	15.813820	16.413919	3.79%	0	2007
	13.844139	15.813820	14.23%	0	2006
	13.732058	13.844139	0.82%	0	2005
	12.255290	13.732058	12.05%	0	2004
	7.900936	12.255290	55.11%	0	2003
	10.000000	7.900936	-20.99%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.384502	14.138647	24.19%	1,135	2010
	7.369529	11.384502	54.48%	1,202	2009
	15.390458	7.369529	-52.12%	3,293	2008
	14.850050	15.390458	3.64%	1,187	2007
	13.021605	14.850050	14.04%	1,333	2006
	12.932313	13.021605	0.69%	1,477	2005
	11.556580	12.932313	11.90%	1,533	2004
	7.470696	11.556580	54.69%	1,044	2003
	10.000000	7.470696	-25.29%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.199776	13.314924	18.89%	0	2010
	9.682314	11.199776	15.67%	0	2009
	13.482615	9.682314	-28.19%	0	2008
	14.056416	13.482615	-4.08%	0	2007
	12.176606	14.056416	15.44%	0	2006
	11.946646	12.176606	1.92%	0	2005
	10.924240	11.946646	9.36%	0	2004
	8.898962	10.924240	22.76%	0	2003
	10.000000	8.898962	-11.01%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.425280	9.131381	8.38%	0	2010
	6.580310	8.425280	28.04%	0	2009
	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.820056	14.763842	6.83%	0	2010
	10.236559	13.820056	35.01%	0	2009
	17.424713	10.236559	-41.25%	0	2008
	15.310355	17.424713	13.81%	0	2007
	12.797582	15.310355	19.63%	0	2006
	11.783755	12.797582	8.60%	0	2005
	10.084272	11.783755	16.85%	0	2004
	7.739221	10.084272	30.30%	0	2003
	10.000000	7.739221	-22.61%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.274594	9.370845	13.25%	1,192	2010
	6.973007	8.274594	18.67%	1,808	2009
	12.364233	6.973007	-43.60%	1,833	2008
	11.258301	12.364233	9.82%	7,846	2007
	10.798318	11.258301	4.26%	7,939	2006
	10.116673	10.798318	6.74%	7,772	2005
	9.678689	10.116673	4.53%	7,445	2004
	7.621680	9.678689	26.99%	7,242	2003
	10.000000	7.621680	-23.78%	499	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.478718	13.402643	16.76%	0	2010
	8.201945	11.478718	39.95%	0	2009
	15.751455	8.201945	-47.93%	0	2008
	14.457503	15.751455	8.95%	0	2007
	12.621721	14.457503	14.54%	0	2006
	11.714166	12.621721	7.75%	0	2005
	10.317532	11.714166	13.54%	0	2004
	7.754111	10.317532	33.06%	0	2003
	10.000000	7.754111	-22.46%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.664672	12.420045	16.46%	0	2010
	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006
	11.021997	11.839172	7.41%	0	2005
	10.000000	11.021997	10.22%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.931322	10.695442	7.69%	0	2010
	7.874708	9.931322	26.12%	0	2009
	11.467680	7.874708	-31.33%	0	2008
	10.791189	11.467680	6.27%	0	2007
	10.000000	10.791189	7.91%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.844144	10.571893	7.39%	1,653	2010
	7.824811	9.844144	25.81%	1,303	2009
	11.424371	7.824811	-31.51%	1,303	2008
	10.774151	11.424371	6.03%	1,303	2007
	10.000000	10.774151	7.74%	1,039	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.530273	18.298247	10.70%	262	2010
	12.464497	16.530273	32.62%	409	2009
	21.328286	12.464497	-41.56%	409	2008
	18.959922	21.328286	12.49%	409	2007
	15.081854	18.959922	25.71%	409	2006
	13.034430	15.081854	15.71%	409	2005
	10.718895	13.034430	21.60%	409	2004
	8.479227	10.718895	26.41%	409	2003
	10.000000	8.479227	-15.21%	239	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.432504	15.067784	12.17%	0	2010
	10.494240	13.432504	28.00%	0	2009
	14.935532	10.494240	-29.74%	0	2008
	13.870692	14.935532	7.68%	0	2007
	12.683944	13.870692	9.36%	0	2006
	11.989513	12.683944	5.79%	0	2005
	10.716082	11.989513	11.88%	0	2004
	8.562488	10.716082	25.15%	0	2003
	10.000000	8.562488	-14.38%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.091331	10.685443	17.53%	745	2010
	5.583410	9.091331	62.83%	1,648	2009
	11.162720	5.583410	-49.98%	1,707	2008
	9.736326	11.162720	14.65%	7,712	2007
	9.650952	9.736326	0.88%	7,679	2006
	9.120705	9.650952	5.81%	7,596	2005
	8.689526	9.120705	4.96%	9,476	2004
	6.958432	8.689526	24.88%	8,484	2003
	10.000000	6.958432	-30.42%	7,963	2002

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.616214	12.073857	13.73%	6,505	2010
	8.410578	10.616214	26.22%	5,353	2009
	13.327892	8.410578	-36.89%	8,504	2008
	13.882899	13.327892	-4.00%	15,394	2007
	12.169700	13.882899	14.08%	18,261	2006
	11.890851	12.169700	2.35%	18,731	2005
	10.301178	11.890851	15.43%	20,209	2004
	8.013499	10.301178	28.55%	13,582	2003
	10.000000	8.013499	-19.87%	7,533	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.829411	12.637243	6.83%	1,690	2010
	10.000000	11.829411	18.29%	1,690	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.622429	10.608376	10.25%	8,002	2010
	7.037475	9.622429	36.73%	7,909	2009
	11.360522	7.037475	-38.05%	10,338	2008
	10.410330	11.360522	9.13%	12,022	2007
	9.868998	10.410330	5.49%	13,049	2006
	9.632052	9.868998	2.46%	13,244	2005
	8.990793	9.632052	7.13%	12,299	2004
	7.459892	8.990793	20.52%	8,801	2003
	10.000000	7.459892	-25.40%	1,669	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.902462	8.766800	27.01%	1,828	2010
	4.971189	6.902462	38.85%	780	2009
	10.447828	4.971189	-52.42%	2,252	2008
	9.706459	10.447828	7.64%	4,052	2007
	9.652177	9.706459	0.56%	5,206	2006
	9.545848	9.652177	1.11%	5,917	2005
	8.490136	9.545848	12.43%	6,639	2004
	6.322320	8.490136	34.29%	4,179	2003
	10.000000	6.322320	-36.78%	893	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.800166	14.432424	33.63%	1	2010
	6.743681	10.800166	60.15%	1	2009
	11.343438	6.743681	-40.55%	4	2008
	11.286669	11.343438	0.50%	1,600	2007
	10.166759	11.286669	11.02%	1,746	2006
	9.846662	10.166759	3.25%	1,681	2005
	9.431340	9.846662	4.40%	6,442	2004
	7.190438	9.431340	31.17%	5,386	2003
	10.000000	7.190438	-28.10%	2,409	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.309015	13.457059	9.33%	3,953	2010
	10.226012	12.309015	20.37%	1,187	2009
	15.467642	10.226012	-33.89%	6,795	2008
	14.625942	15.467642	5.75%	9,763	2007
	12.346413	14.625942	18.46%	12,594	2006
	11.796443	12.346413	4.66%	13,040	2005
	10.451008	11.796443	12.87%	12,879	2004
	8.525313	10.451008	22.59%	7,834	2003
	10.000000	8.525313	-14.75%	4,988	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.720815	7.21%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.122165	12.086888	8.67%	0	2010
	9.006789	11.122165	23.49%	0	2009
	12.918998	9.006789	-31.55%	0	2008
	12.296343	12.918998	5.06%	0	2007
	11.328021	12.296343	8.55%	0	2006
	11.080574	11.328021	2.23%	0	2005
	10.640349	11.080574	4.14%	0	2004
	9.228802	10.640349	15.30%	0	2003
	10.000000	9.228802	-7.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.749471	12.981945	20.77%	897	2010
	8.320532	10.749471	29.19%	897	2009
	13.978067	8.320532	-40.47%	897	2008
	13.215001	13.978067	5.77%	897	2007
	11.822846	13.215001	11.78%	897	2006
	11.254941	11.822846	5.05%	897	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.408774	13.802178	11.23%	0	2010
	10.000000	12.408774	24.09%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.119112	10.041443	10.11%	0	2010
	7.516796	9.119112	21.32%	0	2009
	10.889310	7.516796	-30.97%	1,839	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.301441	10.732937	4.19%	0	2010
	9.344260	10.301441	10.24%	0	2009
	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.117159	11.069150	9.41%	858	2010
	7.268248	10.117159	39.20%	1,338	2009
	12.049870	7.268248	-39.68%	1,338	2008
	10.719544	12.049870	12.41%	1,338	2007
	10.000000	10.719544	7.20%	682	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.431393	9.796069	16.19%	434	2010
	6.180334	8.431393	36.42%	676	2009
	11.270518	6.180334	-45.16%	4,273	2008
	10.247234	11.270518	9.99%	676	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.648876	8.344149	9.09%	0	2010
	5.953882	7.648876	28.47%	0	2009
	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.661664	12.972115	11.24%	0	2010
	8.121026	11.661664	43.60%	0	2009
	11.490054	8.121026	-29.32%	0	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.661662	8.690267	13.43%	0	2010
	5.095443	7.661662	50.36%	0	2009
	10.000000	5.095443	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.897457	9.593953	21.48%	0	2010
	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.879127	9.570204	21.46%	0	2010
	6.106026	7.879127	29.04%	0	2009
	10.000000	6.106026	-38.94%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.051675	9.098629	13.00%	0	2010
	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.302682	10.096181	8.53%	655	2010
	7.898055	9.302682	17.78%	655	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.760766	9.678850	10.48%	0	2010
	7.177820	8.760766	22.05%	0	2009
	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.049218	10.550197	4.99%	253	2010
	9.045270	10.049218	11.10%	498	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.032136	9.888232	9.48%	6,532	2010
	7.534670	9.032136	19.87%	7,010	2009
	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.480594	9.446193	11.39%	0	2010
	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.574869	10.262408	7.18%	257	2010
	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.514058	11.064660	5.24%	0	2010
	9.832166	10.514058	6.94%	0	2009
	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.472120	10.991856	4.96%	1,251	2010
	9.810381	10.472120	6.75%	1,251	2009
	10.000000	9.810381	-1.90%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.235352	11.940533	6.28%	0	2010
	9.816183	11.235352	14.46%	0	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.365736	28.902667	13.94%	0	2010
	15.822270	25.365736	60.32%	0	2009
	38.261317	15.822270	-58.65%	0	2008
	26.810265	38.261317	42.71%	0	2007
	20.006981	26.810265	34.00%	0	2006
	15.379509	20.006981	30.09%	0	2005
	12.990544	15.379509	18.39%	0	2004
	8.025296	12.990544	61.87%	0	2003
	10.000000	8.025296	-19.75%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.458594	22.167239	13.92%	217	2010
	12.137596	19.458594	60.32%	338	2009
	29.304806	12.137596	-58.58%	338	2008
	20.497800	29.304806	42.97%	338	2007
	15.269326	20.497800	34.24%	1,105	2006
	11.723703	15.269326	30.24%	767	2005
	10.000000	11.723703	17.24%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.765328	13.148376	3.00%	924	2010
	12.646087	12.765328	0.94%	1,381	2009
	11.942823	12.646087	5.89%	1,957	2008
	11.338783	11.942823	5.33%	2,252	2007
	11.161405	11.338783	1.59%	2,529	2006
	10.995063	11.161405	1.51%	2,616	2005
	10.831857	10.995063	1.51%	2,622	2004
	10.803103	10.831857	0.27%	2,212	2003
	10.000000	10.803103	8.03%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.928966	7.696934	11.08%	0	2010
	5.445149	6.928966	27.25%	0	2009
	10.000000	5.445149	-45.55%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.835911	13.336886	12.68%	2,734	2010
	9.465454	11.835911	25.04%	7,392	2009
	15.246911	9.465454	-37.92%	20,784	2008
	14.639757	15.246911	4.15%	21,763	2007
	12.742739	14.639757	14.89%	39,088	2006
	12.009900	12.742739	6.10%	38,222	2005
	10.714675	12.009900	12.09%	39,043	2004
	8.265709	10.714675	29.63%	21,271	2003
	10.000000	8.265709	-17.34%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.507802	12.422474	7.95%	0	2010
	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.065671	13.287558	10.13%	0	2010
	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.736764	12.217129	4.09%	5,817	2010
	10.945387	11.736764	7.23%	3,100	2009
	11.848308	10.945387	-7.62%	4,273	2008
	11.438794	11.848308	3.58%	32,289	2007
	10.960469	11.438794	4.36%	11,237	2006
	10.792597	10.960469	1.56%	11,790	2005
	10.491152	10.792597	2.87%	12,770	2004
	9.890561	10.491152	6.07%	12,514	2003
	10.000000	9.890561	-1.09%	2,156	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.944897	13.023419	9.03%	17,952	2010
	10.199700	11.944897	17.11%	15,231	2009
	13.509994	10.199700	-24.50%	8,518	2008
	13.008688	13.509994	3.85%	18,026	2007
	11.883847	13.008688	9.47%	23,144	2006
	11.475511	11.883847	3.56%	21,119	2005
	10.657631	11.475511	7.67%	26,004	2004
	9.030991	10.657631	18.01%	19,696	2003
	10.000000	9.030991	9.69%	2,287	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	12.031817	13.345367	10.92%	8,738	2010
	9.839727	12.031817	22.28%	11,166	2009
	14.590137	9.839727	-32.56%	27,952	2008
	13.983780	14.590137	4.34%	35,088	2007
	12.419111	13.983780	12.60%	35,245	2006
	11.798821	12.419111	5.26%	35,652	2005
	10.707932	11.798821	10.19%	35,861	2004
	8.601254	10.707932	24.49%	7,784	2003
	10.000000	8.601254	-13.99%	5,055	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.991995	12.792143	6.67%	10,210	2010
	10.648772	11.991995	12.61%	10,038	2009
	12.751344	10.648772	-16.49%	15,380	2008
	12.254994	12.751344	4.05%	17,360	2007
	11.497891	12.254994	6.58%	17,856	2006
	11.194012	11.497891	2.71%	15,990	2005
	10.626808	11.194012	5.34%	16,197	2004
	9.508030	10.626808	11.77%	10,365	2003
	10.000000	9.508030	-4.92%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.163628	16.330567	24.06%	0	2010
	9.792131	13.163628	34.43%	0	2009
	15.678812	9.792131	-37.55%	0	2008
	14.830329	15.678812	5.72%	0	2007
	13.728454	14.830329	8.03%	0	2006
	12.457864	13.728454	10.20%	0	2005
	10.950532	12.457864	13.76%	0	2004
	8.272984	10.950532	32.36%	0	2003
	10.000000	8.272984	-17.27%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.356176	15.288024	23.73%	235	2010
	9.208623	12.356176	34.18%	235	2009
	14.779688	9.208623	-37.69%	1,722	2008
	14.004322	14.779688	5.54%	2,009	2007
	12.981161	14.004322	7.88%	2,148	2006
	11.800910	12.981161	10.00%	2,148	2005
	10.393499	11.800910	13.54%	2,367	2004
	7.872833	10.393499	32.02%	1,798	2003
	10.000000	7.872833	-21.27%	1,041	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.281211	10.106446	-1.70%	10,927	2010
	10.454628	10.281211	-1.66%	14,308	2009
	10.421407	10.454628	0.32%	11,624	2008
	10.117716	10.421407	3.00%	10,302	2007
	9.846151	10.117716	2.76%	9,812	2006
	9.755674	9.846151	0.93%	9,787	2005
	9.844512	9.755674	-0.90%	3,519	2004
	9.952495	9.844512	-1.08%	0	2003
	10.000000	9.952495	-0.48%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.100611	9.062326	11.87%	0	2010
	6.054548	8.100611	33.79%	0	2009
	10.000000	6.054548	-39.45%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.400808	10.849072	4.31%	0	2010
	8.149149	10.400808	27.63%	0	2009
	15.447935	8.149149	-47.25%	0	2008
	15.268984	15.447935	1.17%	0	2007
	12.653934	15.268984	20.67%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.247542	10.662797	4.05%	58	2010
	8.050535	10.247542	27.29%	58	2009
	15.294761	8.050535	-47.36%	3,607	2008
	15.151912	15.294761	0.94%	3,607	2007
	12.591824	15.151912	20.33%	4,157	2006
	11.456941	12.591824	9.91%	3,081	2005
	10.000000	11.456941	14.57%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.995483	9.066774	13.40%	0	2010
	6.288065	7.995483	27.15%	0	2009
	10.000000	6.288065	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.860693	8.712042	10.83%	6,808	2010
	6.276217	7.860693	25.25%	8,283	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.720646	9.598319	24.32%	0	2010
	6.198650	7.720646	24.55%	0	2009
	10.000000	6.198650	-38.01%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.568256	10.076273	17.60%	0	2010
	6.680815	8.568256	28.25%	0	2009
	10.000000	6.680815	-33.19%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.922285	9.742793	22.98%	861	2010
	6.336594	7.922285	25.02%	0	2009
	12.057589	6.336594	-47.45%	0	2008
	11.202931	12.057589	7.63%	0	2007
	11.065828	11.202931	1.24%	0	2006
	10.448386	11.065828	5.91%	0	2005
	9.392238	10.448386	11.24%	0	2004
	7.126957	9.392238	31.78%	885	2003
	10.000000	7.126957	-28.73%	517	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	12.028519	14.970004	24.45%	0	2010
	9.695003	12.028519	24.07%	0	2009
	14.536925	9.695003	-33.31%	0	2008
	15.884945	14.536925	-8.49%	0	2007
	13.776435	15.884945	15.31%	0	2006
	13.596173	13.776435	1.33%	0	2005
	11.791487	13.596173	15.30%	0	2004
	7.647260	11.791487	54.19%	0	2003
	10.000000	7.647260	-23.53%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.960475	13.626743	24.33%	4,495	2010
	8.859064	10.960475	23.72%	4,011	2009
	13.312533	8.859064	-33.45%	0	2008
	14.599504	13.312533	-8.82%	0	2007
	12.682909	14.599504	15.11%	0	2006
	12.552481	12.682909	1.04%	0	2005
	10.914432	12.552481	15.01%	0	2004
	7.096924	10.914432	53.79%	920	2003
	10.000000	7.096924	-29.03%	543	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.059344	16.087934	23.19%	0	2010
	9.862655	13.059344	32.41%	0	2009
	16.232644	9.862655	-39.24%	0	2008
	16.170181	16.232644	0.39%	0	2007
	14.681630	16.170181	10.14%	0	2006
	13.296931	14.681630	10.41%	0	2005
	11.364921	13.296931	17.00%	0	2004
	8.198662	11.364921	38.62%	0	2003
	10.000000	8.198662	-18.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.142599	16.146569	22.86%	1,653	2010
	9.945633	13.142599	32.14%	464	2009
	16.413170	9.945633	-39.40%	5,608	2008
	16.388120	16.413170	0.15%	6,248	2007
	14.917635	16.388120	9.86%	6,393	2006
	13.548202	14.917635	10.11%	6,535	2005
	11.602934	13.548202	16.77%	3,307	2004
	8.394271	11.602934	38.22%	1,061	2003
	10.000000	8.394271	-16.06%	41	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.993618	8.896885	11.30%	0	2010
	6.476645	7.993618	23.42%	0	2009
	11.284508	6.476645	-42.61%	0	2008
	10.640814	11.284508	6.05%	0	2007
	10.000000	10.640814	6.41%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.144713	9.117820	27.62%	0	2010
	5.569001	7.144713	28.29%	0	2009
	10.000000	5.569001	-44.31%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.350221	10.420487	0.68%	0	2010
	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.264444	14.504444	9.35%	0	2010
	10.000000	13.264444	32.64%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.911434	13.808941	6.95%	0	2010
	10.000000	12.911434	29.11%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.889699	13.749831	6.67%	18,883	2010
	10.000000	12.889699	28.90%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.886142	13.471087	4.54%	0	2010
	10.000000	12.886142	28.86%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.648949	14.420385	14.00%	0	2010
	9.211151	12.648949	37.32%	0	2009
	15.668629	9.211151	-41.21%	0	2008
	14.991019	15.668629	4.52%	0	2007
	12.957522	14.991019	15.69%	0	2006
	11.528063	12.957522	12.40%	0	2005
	10.000000	11.528063	15.28%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.473864	14.183191	13.70%	2,179	2010
	9.104287	12.473864	37.01%	0	2009
	15.526471	9.104287	-41.36%	2,234	2008
	14.894095	15.526471	4.25%	2,357	2007
	12.905485	14.894095	15.41%	4,347	2006
	11.511004	12.905485	12.11%	4,474	2005
	10.000000	11.511004	15.11%	4,026	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.255145	16.250186	14.00%	0	2010
	10.375248	14.255145	37.40%	0	2009
	17.647130	10.375248	-41.21%	0	2008
	16.886889	17.647130	4.50%	0	2007
	14.595798	16.886889	15.70%	0	2006
	12.988987	14.595798	12.37%	0	2005
	11.088586	12.988987	17.14%	0	2004
	7.887047	11.088586	40.59%	0	2003
	10.000000	7.887047	-21.13%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.969571	15.888665	13.74%	1,924	2010
	10.197856	13.969571	36.99%	1,924	2009
	17.386791	10.197856	-41.35%	4,400	2008
	16.675092	17.386791	4.27%	5,426	2007
	14.453068	16.675092	15.37%	5,603	2006
	12.889927	14.453068	12.13%	5,654	2005
	11.030404	12.889927	16.86%	6,010	2004
	7.854463	11.030404	40.43%	6,197	2003
	10.000000	7.854463	-21.46%	3,737	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.359278	16.200435	12.82%	1,623	2010
	12.336611	14.359278	16.40%	1,966	2009
	14.675814	12.336611	-15.94%	1,298	2008
	13.629108	14.675814	7.68%	1,256	2007
	12.928928	13.629108	5.42%	787	2006
	12.833750	12.928928	0.74%	256	2005
	12.040207	12.833750	6.59%	233	2004
	10.454481	12.040207	15.17%	81	2003
	10.000000	10.454481	4.54%	34	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.469149	2.783619	12.74%	0	2010
	1.981687	2.469149	24.60%	0	2009
	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.435720	3.877619	12.86%	0	2010
	2.789022	3.435720	23.19%	0	2009
	13.303798	2.789022	-79.04%	0	2008
	13.548907	13.303798	-1.81%	0	2007
	12.595647	13.548907	7.57%	0	2006
	12.523138	12.595647	0.58%	0	2005
	11.691365	12.523138	7.11%	0	2004
	9.594723	11.691365	21.85%	0	2003
	10.000000	9.594723	-4.05%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.873935	11.242275	13.86%	719	2010
	7.847787	9.873935	25.82%	757	2009
	13.008326	7.847787	-39.67%	2,319	2008
	12.706986	13.008326	2.37%	7,836	2007
	11.263768	12.706986	12.81%	10,393	2006
	10.835929	11.263768	3.95%	10,408	2005
	10.099652	10.835929	7.29%	10,604	2004
	8.125889	10.099652	24.29%	9,683	2003
	10.000000	8.125889	-18.74%	2,092	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.561335	16.451271	21.31%	0	2010
	10.055658	13.561335	34.86%	0	2009
	16.454603	10.055658	-38.89%	0	2008
	16.945780	16.454603	-2.90%	0	2007
	14.989876	16.945780	13.05%	0	2006
	13.872076	14.989876	8.06%	0	2005
	11.817001	13.872076	17.39%	0	2004
	8.327018	11.817001	41.91%	0	2003
	10.000000	8.327018	-16.73%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.916000	9.575665	20.97%	0	2010
	5.883075	7.916000	34.56%	0	2009
	9.653847	5.883075	-39.06%	0	2008
	9.960380	9.653847	-3.08%	0	2007
	10.000000	9.960380	-0.40%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.841398	11.655907	7.51%	0	2010
	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.920652	11.291696	3.40%	0	2010
	10.000000	10.920652	9.21%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.230666	12.627166	12.43%	48	2010
	8.801105	11.230666	27.61%	48	2009
	14.605472	8.801105	-39.74%	48	2008
	15.814500	14.605472	-7.65%	48	2007
	13.878937	15.814500	13.95%	48	2006
	13.416801	13.878937	3.44%	96	2005
	12.283848	13.416801	9.22%	96	2004
	10.000000	12.283848	22.84%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.634115	12.583100	8.16%	0	2010
	9.496110	11.634115	22.51%	0	2009
	17.236195	9.496110	-44.91%	0	2008
	16.181977	17.236195	6.51%	0	2007
	12.888396	16.181977	25.55%	0	2006
	11.685298	12.888396	10.30%	0	2005
	10.230465	11.685298	14.22%	0	2004
	8.097278	10.230465	26.34%	0	2003
	10.000000	8.097278	-19.03%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.313316	14.010837	23.84%	0	2010
	8.749918	11.313316	29.30%	0	2009
	14.679706	8.749918	-40.39%	0	2008
	17.111577	14.679706	-14.21%	0	2007
	14.840090	17.111577	15.31%	0	2006
	14.104173	14.840090	5.22%	0	2005
	11.367929	14.104173	24.07%	0	2004
	7.727707	11.367929	47.11%	0	2003
	10.000000	7.727707	-22.72%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.560285	13.727399	18.75%	20	2010
	7.175351	11.560285	61.11%	173	2009
	11.592660	7.175351	-38.10%	224	2008
	11.177220	11.592660	3.72%	501	2007
	10.783840	11.177220	3.65%	522	2006
	10.378938	10.783840	3.90%	569	2005
	10.052506	10.378938	3.25%	569	2004
	8.186913	10.052506	22.79%	287	2003
	10.000000	8.186913	-18.13%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.519334	11.049723	5.04%	0	2010
	9.783489	10.519334	7.52%	0	2009
	11.114815	9.783489	-11.98%	0	2008
	10.747251	11.114815	3.42%	0	2007
	10.556674	10.747251	1.81%	0	2006
	10.332268	10.556674	2.17%	59	2005
	10.099592	10.332268	2.30%	59	2004
	10.000000	10.099592	1.00%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.781807	17.82%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.051557	16.264770	24.62%	0	2010
	10.000000	13.051557	30.52%	0	2009*

Unassociated Document

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.526314	10.557641	10.83%	3,133	2010
	8.056567	9.526314	18.24%	9,056	2009
	13.827287	8.056567	-41.73%	9,545	2008
	13.422536	13.827287	3.02%	11,089	2007
	11.677593	13.422536	14.94%	15,820	2006
	11.362746	11.677593	2.77%	16,584	2005
	10.398220	11.362746	9.28%	18,234	2004
	8.006442	10.398220	29.87%	10,195	2003
	10.000000	8.006442	-19.94%	5,402	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.526387	15.910752	2.48%	0	2010
	11.761810	15.526387	32.01%	0	2009
	25.626201	11.761810	-54.10%	677	2008
	24.706002	25.626201	3.72%	950	2007
	18.609305	24.706002	32.76%	984	2006
	16.254456	18.609305	14.49%	1,022	2005
	13.246699	16.254456	22.71%	3,474	2004
	9.366041	13.246699	41.43%	8,098	2003
	10.000000	9.366041	-6.34%	9,212	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.335779	10.074299	7.91%	757	2010
	6.930451	9.335779	34.71%	757	2009
	11.721903	6.930451	-40.88%	757	2008
	10.502045	11.721903	11.62%	806	2007
	10.757590	10.502045	-2.38%	1,422	2006
	9.533538	10.757590	12.84%	1,454	2005
	8.955955	9.533538	6.45%	2,197	2004
	7.388819	8.955955	21.21%	2,349	2003
	10.000000	7.388819	-26.11%	957	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.137927	18.827968	24.38%	386	2010
	10.800377	15.137927	40.16%	1,729	2009
	17.109239	10.800377	-36.87%	2,752	2008
	17.153645	17.109239	-0.26%	3,659	2007
	15.287265	17.153645	12.21%	2,957	2006
	14.591161	15.287265	4.77%	6,443	2005
	12.472021	14.591161	16.99%	7,928	2004
	9.009679	12.472021	38.43%	8,654	2003
	10.000000	9.009679	-9.90%	5,542	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.035254	12.978965	7.84%	0	2010
	10.000000	12.035254	20.35%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.768951	15.785878	23.63%	0	2010
	10.394939	12.768951	22.84%	0	2009
	15.314829	10.394939	-32.13%	0	2008
	15.691918	15.314829	-2.40%	0	2007
	13.959012	15.691918	12.41%	0	2006
	13.248584	13.959012	5.36%	0	2005
	11.063283	13.248584	19.75%	0	2004
	8.172507	11.063283	35.37%	0	2003
	10.000000	8.172507	-18.27%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	10.029302	11.313863	12.81%	0	2010
	7.631768	10.029302	31.42%	0	2009
	11.845857	7.631768	-35.57%	0	2008
	11.187033	11.845857	5.89%	0	2007
	10.426448	11.187033	7.29%	0	2006
	10.241337	10.426448	1.81%	0	2005
	9.814206	10.241337	4.35%	0	2004
	7.927440	9.814206	23.80%	0	2003
	10.000000	7.927440	-20.73%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.705698	12.079251	12.83%	0	2010
	8.625042	10.705698	24.12%	0	2009
	13.966272	8.625042	-38.24%	0	2008
	13.506586	13.966272	3.40%	0	2007
	11.901898	13.506586	13.48%	0	2006
	11.570435	11.901898	2.86%	0	2005
	10.643907	11.570435	8.70%	0	2004
	8.439531	10.643907	26.12%	0	2003
	10.000000	8.439531	-15.60%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.980801	13.482451	12.53%	2,870	2010
	9.674489	11.980801	23.84%	2,870	2009
	15.710289	9.674489	-38.42%	2,870	2008
	15.231379	15.710289	3.14%	783	2007
	13.455798	15.231379	13.20%	4,658	2006
	13.113372	13.455798	2.61%	4,785	2005
	12.094800	13.113372	8.42%	5,386	2004
	10.000000	12.094800	20.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.794887	10.875410	11.03%	0	2010
	8.801740	9.794887	11.28%	631	2009
	12.737639	8.801740	-30.90%	1,127	2008
	11.825593	12.737639	7.71%	1,847	2007
	10.395074	11.825593	13.76%	1,525	2006
	10.403340	10.395074	-0.08%	1,539	2005
	9.885766	10.403340	5.24%	1,558	2004
	8.122319	9.885766	21.71%	4,795	2003
	10.000000	8.122319	-18.78%	2,972	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.420360	17.329705	12.38%	17	2010
	10.293268	15.420360	49.81%	84	2009
	14.175991	10.293268	-27.39%	84	2008
	13.984395	14.175991	1.37%	84	2007
	12.872484	13.984395	8.64%	3,479	2006
	12.810159	12.872484	0.49%	3,479	2005
	11.835740	12.810159	8.23%	8,490	2004
	9.890919	11.835740	19.66%	32	2003
	10.000000	9.890919	-1.09%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.559099	13.388747	6.61%	0	2010
	10.613790	12.559099	18.33%	0	2009
	11.652026	10.613790	-8.91%	0	2008
	11.254765	11.652026	3.53%	0	2007
	10.997808	11.254765	2.34%	0	2006
	11.049791	10.997808	-0.47%	0	2005
	10.853711	11.049791	1.81%	0	2004
	10.556602	10.853711	2.81%	0	2003
	10.000000	10.556602	5.57%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.455261	13.250842	6.39%	892	2010
	10.550503	12.455261	18.05%	892	2009
	11.615749	10.550503	-9.17%	892	2008
	11.245717	11.615749	3.29%	1,019	2007
	11.013768	11.245717	2.11%	1,217	2006
	11.099842	11.013768	-0.78%	1,249	2005
	10.934545	11.099842	1.51%	14,685	2004
	10.656222	10.934545	2.61%	1,370	2003
	10.000000	10.656222	6.56%	891	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	9.042566	10.321603	14.14%	0	2010
	6.930992	9.042566	30.47%	0	2009
	11.001887	6.930992	-37.00%	0	2008
	9.420753	11.001887	16.78%	0	2007
	8.973509	9.420753	4.98%	0	2006
	8.799284	8.973509	1.98%	0	2005
	8.460773	8.799284	4.00%	0	2004
	6.992679	8.460773	20.99%	0	2003
	8.426898	6.992679	-17.02%	0	2002
	9.274256	8.426898	-9.14%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.311407	9.474572	13.99%	0	2010
	6.388818	8.311407	30.09%	0	2009
	10.151401	6.388818	-37.06%	0	2008
	8.712480	10.151401	16.52%	0	2007
	8.308559	8.712480	4.86%	0	2006
	8.165032	8.308559	1.76%	0	2005
	7.867464	8.165032	3.78%	0	2004
	6.508754	7.867464	20.88%	0	2003
	7.870380	6.508754	-17.30%	0	2002
	8.670421	7.870380	-9.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.856687	12.175232	12.15%	0	2010
	8.569851	10.856687	26.68%	0	2009
	12.254451	8.569851	-30.07%	0	2008
	10.813170	12.254451	13.33%	0	2007
	10.262708	10.813170	5.36%	0	2006
	10.050212	10.262708	2.11%	0	2005
	9.708905	10.050212	3.52%	0	2004
	8.381004	9.708905	15.84%	0	2003
	9.358857	8.381004	-10.45%	0	2002
	9.948824	9.358857	-5.93%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.153337	11.368695	11.97%	0	2010
	8.025830	10.153337	26.51%	0	2009
	11.490407	8.025830	-30.15%	0	2008
	10.155168	11.490407	13.15%	0	2007
	9.647150	10.155168	5.27%	0	2006
	9.460800	9.647150	1.97%	8,800	2005
	9.155267	9.460800	3.34%	8,800	2004
	7.919423	9.155267	15.61%	8,800	2003
	8.860560	7.919423	-10.62%	8,800	2002
	9.432810	8.860560	-6.07%	8,800	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.154791	11.771981	15.93%	0	2010
	7.470244	10.154791	35.94%	0	2009
	11.524402	7.470244	-35.18%	0	2008
	10.772200	11.524402	6.98%	0	2007
	9.820477	10.772200	9.69%	0	2006
	9.463995	9.820477	3.77%	0	2005
	9.137124	9.463995	3.58%	0	2004
	7.912880	9.137124	15.47%	0	2003
	8.826597	7.912880	-10.35%	0	2002
	9.142362	8.826597	-3.45%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.480284	12.125385	15.70%	0	2010
	7.711627	10.480284	35.90%	0	2009
	11.919486	7.711627	-35.30%	0	2008
	11.159848	11.919486	6.81%	0	2007
	10.186713	11.159848	9.55%	0	2006
	9.824669	10.186713	3.69%	0	2005
	9.510208	9.824669	3.31%	0	2004
	8.244106	9.510208	15.36%	72	2003
	9.214134	8.244106	-10.53%	72	2002
	9.558063	9.214134	-3.60%	72	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.355569	8.532447	16.00%	0	2010
	5.508279	7.355569	33.54%	0	2009
	9.533031	5.508279	-42.22%	0	2008
	9.075261	9.533031	5.04%	0	2007
	8.102595	9.075261	12.00%	0	2006
	6.816346	8.102595	18.87%	0	2005
	6.850426	6.816346	-0.50%	0	2004
	5.569971	6.850426	22.99%	0	2003
	6.110761	5.569971	-8.85%	0	2002
	8.712836	6.110761	-29.86%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.244798	8.398366	15.92%	0	2010
	5.430394	7.244798	33.41%	0	2009
	9.423833	5.430394	-42.38%	2,265	2008
	8.987755	9.423833	4.85%	2,302	2007
	8.037088	8.987755	11.83%	0	2006
	6.778262	8.037088	18.57%	5,896	2005
	6.811656	6.778262	-0.49%	5,896	2004
	5.550250	6.811656	22.73%	5,896	2003
	6.110762	5.550250	-9.17%	5,896	2002
	8.712831	6.110762	-29.86%	5,896	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.262405	10.473510	13.08%	0	2010
	7.250103	9.262405	27.76%	0	2009
	12.879844	7.250103	-43.71%	0	2008
	12.927267	12.879844	-0.37%	0	2007
	10.956738	12.927267	17.98%	0	2006
	10.544204	10.956738	3.91%	0	2005
	9.635243	10.544204	9.43%	0	2004
	7.530864	9.635243	27.94%	0	2003
	9.234883	7.530864	-18.45%	0	2002
	9.904395	9.234883	-6.76%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.978658	11.266677	12.91%	3,173	2010
	7.819624	9.978658	27.61%	3,743	2009
	13.917738	7.819624	-43.82%	10,969	2008
	13.988998	13.917738	-0.51%	12,850	2007
	11.871548	13.988998	17.84%	18,493	2006
	11.444858	11.871548	3.73%	33,512	2005
	10.472282	11.444858	9.29%	41,791	2004
	8.197146	10.472282	27.76%	18,605	2003
	10.070646	8.197146	-18.60%	14,404	2002
	10.816373	10.070646	-6.89%	13,136	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.086908	9.110496	12.66%	0	2010
	6.472878	8.086908	24.94%	0	2009
	11.315448	6.472878	-42.80%	0	2008
	10.283924	11.315448	10.03%	0	2007
	9.261579	10.283924	11.04%	0	2006
	8.766160	9.261579	5.65%	0	2005
	8.436872	8.766160	3.90%	0	2004
	6.947481	8.436872	21.44%	0	2003
	8.488299	6.947481	-18.15%	0	2002
	9.479350	8.488299	-10.45%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.222097	9.253513	12.54%	1,400	2010
	6.588597	8.222097	24.79%	1,372	2009
	11.542146	6.588597	-42.92%	1,338	2008
	10.503354	11.542146	9.89%	1,311	2007
	9.472187	10.503354	10.89%	1,290	2006
	8.976160	9.472187	5.53%	4,730	2005
	8.657810	8.976160	3.68%	4,703	2004
	7.138348	8.657810	21.29%	4,675	2003
	8.737483	7.138348	-18.30%	4,635	2002
	9.774480	8.737483	-10.61%	2,124	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.994978	8.526012	21.89%	0	2010
	5.555748	6.994978	25.91%	0	2009
	10.717047	5.555748	-48.16%	0	2008
	8.598464	10.717047	24.64%	0	2007
	8.199242	8.598464	4.87%	0	2006
	7.896862	8.199242	3.83%	0	2005
	7.783505	7.896862	1.46%	0	2004
	5.966173	7.783505	30.46%	0	2003
	8.699922	5.966173	-31.42%	0	2002
	10.764092	8.699922	-19.18%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.404807	6.577445	21.70%	2,122	2010
	4.298884	5.404807	25.73%	2,122	2009
	8.304235	4.298884	-48.23%	2,086	2008
	6.673720	8.304235	24.43%	4,144	2007
	6.373377	6.673720	4.71%	4,144	2006
	6.148248	6.373377	3.66%	22,681	2005
	6.068288	6.148248	1.32%	22,681	2004
	4.659883	6.068288	30.22%	22,844	2003
	6.804531	4.659883	-31.52%	18,758	2002
	8.433340	6.804531	-19.31%	17,595	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.241139	10.096119	22.51%	0	2010
	6.003013	8.241139	37.28%	0	2009
	11.951392	6.003013	-49.77%	0	2008
	10.352447	11.951392	15.45%	0	2007
	9.717831	10.352447	6.53%	0	2006
	9.159591	9.717831	6.09%	0	2005
	8.457729	9.159591	8.30%	0	2004
	6.597440	8.457729	28.20%	0	2003
	9.115871	6.597440	-27.63%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.058933	9.872351	22.50%	345	2010
	5.887175	8.058933	36.89%	345	2009
	11.727412	5.887175	-49.80%	345	2008
	10.175261	11.727412	15.25%	1,457	2007
	9.563126	10.175261	6.40%	1,457	2006
	9.033679	9.563126	5.86%	1,457	2005
	8.361620	9.033679	8.04%	1,457	2004
	6.532223	8.361620	28.01%	345	2003
	9.060551	6.532223	-27.90%	345	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.032625	11.216214	11.80%	0	2010
	7.102221	10.032625	41.26%	0	2009
	9.646583	7.102221	-26.38%	0	2008
	9.565232	9.646583	0.85%	0	2007
	8.756341	9.565232	9.24%	0	2006
	8.692546	8.756341	0.73%	0	2005
	8.082144	8.692546	7.55%	0	2004
	6.478666	8.082144	24.75%	0	2003
	6.363800	6.478666	1.80%	0	2002
	7.352510	6.363800	-13.45%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.772228	12.030866	11.68%	58	2010
	7.642329	10.772228	40.95%	58	2009
	10.390931	7.642329	-26.45%	58	2008
	10.314795	10.390931	0.74%	1,557	2007
	9.455545	10.314795	9.09%	1,745	2006
	9.406006	9.455545	0.53%	6,180	2005
	8.752237	9.406006	7.47%	6,409	2004
	7.027783	8.752237	24.54%	6,660	2003
	6.924516	7.027783	1.49%	4,283	2002
	8.003519	6.924516	-13.48%	2,636	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.134386	11.330300	11.80%	0	2010
	7.188131	10.134386	40.99%	0	2009
	9.778843	7.188131	-26.49%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.134386	11.330300	11.80%	0	2010
	7.188131	10.134386	40.99%	0	2009
	9.778843	7.188131	-26.49%	0	2008
	10.000000	9.778843	-2.21%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.124110	9.181199	13.01%	0	2010
	6.531121	8.124110	24.39%	0	2009
	10.551565	6.531121	-38.10%	0	2008
	10.186463	10.551565	3.58%	0	2007
	8.958318	10.186463	13.71%	0	2006
	8.697841	8.958318	2.99%	0	2005
	8.003193	8.697841	8.68%	0	2004
	6.343490	8.003193	26.16%	0	2003
	8.304223	6.343490	-23.61%	0	2002
	9.616863	8.304223	-13.65%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.924888	15.808240	5.92%	0	2010
	13.126720	14.924888	13.70%	0	2009
	13.809254	13.126720	-4.94%	0	2008
	13.470939	13.809254	2.51%	0	2007
	13.138803	13.470939	2.53%	0	2006
	13.085373	13.138803	0.41%	1,741	2005
	12.750362	13.085373	2.63%	1,741	2004
	12.335513	12.750362	3.36%	1,741	2003
	11.378314	12.335513	8.41%	1,741	2002
	10.678258	11.378314	6.56%	1,078	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	29.478156	37.275990	26.45%	0	2010
	21.428463	29.478156	37.57%	0	2009
	36.056048	21.428463	-40.57%	0	2008
	31.779992	36.056048	13.46%	0	2007
	28.727606	31.779992	10.63%	0	2006
	24.734852	28.727606	16.14%	0	2005
	20.176908	24.734852	22.59%	0	2004
	14.824714	20.176908	36.10%	0	2003
	16.746109	14.824714	-11.47%	0	2002
	17.639436	16.746109	-5.06%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.323753	23.147232	26.32%	905	2010
	13.345105	18.323753	37.31%	2,001	2009
	22.491295	13.345105	-40.67%	4,363	2008
	19.849489	22.491295	13.31%	5,691	2007
	17.972879	19.849489	10.44%	5,799	2006
	15.499574	17.972879	15.96%	11,684	2005
	12.655194	15.499574	22.48%	14,674	2004
	9.316635	12.655194	35.83%	13,632	2003
	10.539238	9.316635	-11.60%	14,050	2002
	11.118928	10.539238	-5.21%	5,178	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.641928	11.465990	-1.51%	0	2010
	11.764479	11.641928	-1.04%	0	2009
	11.622060	11.764479	1.23%	0	2008
	11.247555	11.622060	3.33%	0	2007
	10.913581	11.247555	3.06%	0	2006
	10.779369	10.913581	1.25%	9,170	2005
	10.840561	10.779369	-0.56%	9,170	2004
	10.924543	10.840561	-0.77%	9,170	2003
	10.933951	10.924543	-0.09%	9,170	2002
	10.686394	10.933951	2.32%	9,170	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.524057	11.683484	11.02%	0	2010
	8.471764	10.524057	24.23%	0	2009
	15.361166	8.471764	-44.85%	0	2008
	13.340733	15.361166	15.14%	0	2007
	11.511681	13.340733	15.89%	0	2006
	9.847782	11.511681	16.90%	0	2005
	8.831911	9.847782	11.50%	0	2004
	6.277043	8.831911	40.70%	0	2003
	8.020658	6.277043	-21.74%	0	2002
	10.370604	8.020658	-22.66%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.390399	9.301295	10.86%	0	2010
	6.765834	8.390399	24.01%	0	2009
	12.288685	6.765834	-44.94%	660	2008
	10.686398	12.288685	14.99%	738	2007
	9.234913	10.686398	15.72%	748	2006
	7.912675	9.234913	16.71%	2,277	2005
	7.107323	7.912675	11.33%	2,289	2004
	5.057278	7.107323	40.54%	4,423	2003
	6.471243	5.057278	-21.85%	3,921	2002
	8.355554	6.471243	-22.55%	952	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.669470	12.935952	10.85%	532	2010
	9.411523	11.669470	23.99%	532	2009
	17.089649	9.411523	-44.93%	1,397	2008
	14.860462	17.089649	15.00%	1,419	2007
	12.837627	14.860462	15.76%	43	2006
	11.003353	12.837627	16.67%	43	2005
	10.000000	11.003353	10.03%	43	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.778790	13.078457	11.03%	0	2010
	9.477888	11.778790	24.28%	0	2009
	17.189457	9.477888	-44.86%	0	2008
	14.926178	17.189457	15.16%	0	2007
	12.879439	14.926178	15.89%	0	2006
	11.022204	12.879439	16.85%	0	2005
	10.000000	11.022204	10.22%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.611066	11.117480	15.67%	0	2010
	6.872254	9.611066	39.85%	0	2009
	13.082139	6.872254	-47.47%	0	2008
	13.056202	13.082139	0.20%	0	2007
	11.599614	13.056202	12.56%	0	2006
	11.128692	11.599614	4.23%	0	2005
	10.197755	11.128692	9.13%	0	2004
	7.741314	10.197755	31.73%	0	2003
	9.354351	7.741314	-17.24%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.487693	10.954580	15.46%	33	2010
	6.795467	9.487693	39.62%	33	2009
	12.953341	6.795467	-47.54%	33	2008
	12.944485	12.953341	0.07%	33	2007
	11.515252	12.944485	12.41%	33	2006
	11.073406	11.515252	3.99%	33	2005
	10.160276	11.073406	8.99%	33	2004
	7.731804	10.160276	31.41%	0	2003
	9.354364	7.731804	-17.35%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.141008	15.084430	24.24%	0	2010
	7.851032	12.141008	54.64%	0	2009
	16.367419	7.851032	-52.03%	0	2008
	15.777089	16.367419	3.74%	0	2007
	13.818995	15.777089	14.17%	0	2006
	13.714081	13.818995	0.77%	0	2005
	12.245469	13.714081	11.99%	0	2004
	7.898615	12.245469	55.03%	0	2003
	10.000000	7.898615	-21.01%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.340164	14.076425	24.13%	1,666	2010
	7.344562	11.340164	54.40%	1,666	2009
	15.346163	7.344562	-52.14%	0	2008
	14.814898	15.346163	3.59%	352	2007
	12.997377	14.814898	13.98%	352	2006
	12.914794	12.997377	0.64%	352	2005
	11.546790	12.914794	11.85%	352	2004
	7.468157	11.546790	54.61%	352	2003
	10.000000	7.468157	-25.32%	204	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.156668	13.256945	18.83%	0	2010
	9.649951	11.156668	15.61%	0	2009
	13.444410	9.649951	-28.22%	0	2008
	14.023771	13.444410	-4.13%	0	2007
	12.154502	14.023771	15.38%	0	2006
	11.930996	12.154502	1.87%	0	2005
	10.915477	11.930996	9.30%	0	2004
	8.896338	10.915477	22.70%	0	2003
	10.000000	8.896338	-11.04%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.418116	9.118982	8.33%	0	2010
	6.578070	8.418116	27.97%	0	2009
	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.766878	14.699561	6.77%	0	2010
	10.202344	13.766878	34.94%	0	2009
	17.375311	10.202344	-41.28%	0	2008
	15.274764	17.375311	13.75%	0	2007
	12.774316	15.274764	19.57%	0	2006
	11.768303	12.774316	8.55%	0	2005
	10.076177	11.768303	16.79%	0	2004
	7.736939	10.076177	30.23%	0	2003
	10.000000	7.736939	-22.63%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.241484	9.328609	13.19%	2,028	2010
	6.948637	8.241484	18.61%	2,028	2009
	12.327297	6.948637	-43.63%	0	2008
	11.230410	12.327297	9.77%	0	2007
	10.777040	11.230410	4.21%	0	2006
	10.101863	10.777040	6.68%	0	2005
	9.669436	10.101863	4.47%	0	2004
	7.618277	9.669436	26.92%	0	2003
	10.000000	7.618277	-23.82%	204	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.434528	13.344264	16.70%	0	2010
	8.174525	11.434528	39.88%	0	2009
	15.706817	8.174525	-47.96%	0	2008
	14.423908	15.706817	8.89%	0	2007
	12.598790	14.423908	14.49%	0	2006
	11.698804	12.598790	7.69%	0	2005
	10.309240	11.698804	13.48%	0	2004
	7.751819	10.309240	32.99%	0	2003
	10.000000	7.751819	-22.48%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.633981	12.378008	16.40%	0	2010
	7.622629	10.633981	39.51%	0	2009
	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006
	11.018283	11.829178	7.36%	0	2005
	10.000000	11.018283	10.18%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.912777	10.670055	7.64%	0	2010
	7.863995	9.912777	26.05%	0	2009
	11.457909	7.863995	-31.37%	0	2008
	10.787508	11.457909	6.21%	0	2007
	10.000000	10.787508	7.88%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.825752	10.546776	7.34%	917	2010
	7.814161	9.825752	25.74%	917	2009
	11.414639	7.814161	-31.54%	917	2008
	10.770472	11.414639	5.98%	917	2007
	10.000000	10.770472	7.70%	917	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.464142	18.215784	10.64%	125	2010
	12.420938	16.464142	32.55%	125	2009
	21.264589	12.420938	-41.59%	125	2008
	18.912959	21.264589	12.43%	125	2007
	15.052131	18.912959	25.65%	125	2006
	13.015346	15.052131	15.65%	125	2005
	10.708644	13.015346	21.54%	125	2004
	8.475432	10.708644	26.35%	125	2003
	10.000000	8.475432	-15.25%	279	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.380849	15.002210	12.12%	0	2010
	10.459212	13.380849	27.93%	0	2009
	14.893261	10.459212	-29.77%	0	2008
	13.838509	14.893261	7.62%	0	2007
	12.660936	13.838509	9.30%	0	2006
	11.973834	12.660936	5.74%	0	2005
	10.707501	11.973834	11.83%	0	2004
	8.559971	10.707501	25.09%	0	2003
	10.000000	8.559971	-14.40%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.055013	10.637351	17.47%	2,418	2010
	5.563917	9.055013	62.75%	9,449	2009
	11.129427	5.563917	-50.01%	9,330	2008
	9.712248	11.129427	14.59%	12,970	2007
	9.631970	9.712248	0.83%	16,299	2006
	9.107384	9.631970	5.76%	15,953	2005
	8.681252	9.107384	4.91%	23,488	2004
	6.955324	8.681252	24.81%	24,919	2003
	10.000000	6.955324	-30.45%	21,225	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.573743	12.019432	13.67%	7,185	2010
	8.381199	10.573743	26.16%	16,063	2009
	13.288113	8.381199	-36.93%	20,286	2008
	13.848540	13.288113	-4.05%	25,495	2007
	12.145742	13.848540	14.02%	27,973	2006
	11.873467	12.145742	2.29%	28,867	2005
	10.291354	11.873467	15.37%	35,951	2004
	8.009925	10.291354	28.48%	30,102	2003
	10.000000	8.009925	-19.90%	24,841	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.825400	12.626540	6.77%	0	2010
	10.000000	11.825400	18.25%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.583924	10.560544	10.19%	1,592	2010
	7.012883	9.583924	36.66%	6,547	2009
	11.326602	7.012883	-38.08%	3,959	2008
	10.384559	11.326602	9.07%	3,959	2007
	9.849567	10.384559	5.43%	3,959	2006
	9.617973	9.849567	2.41%	3,959	2005
	8.982224	9.617973	7.08%	5,014	2004
	7.456558	8.982224	20.46%	5,066	2003
	10.000000	7.456558	-25.43%	3,393	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.874816	8.727260	26.95%	2,078	2010
	4.953805	6.874816	38.78%	4,379	2009
	10.416609	4.953805	-52.44%	3,863	2008
	9.682409	10.416609	7.58%	4,143	2007
	9.633159	9.682409	0.51%	4,407	2006
	9.531886	9.633159	1.06%	9,163	2005
	8.482034	9.531886	12.38%	9,174	2004
	6.319492	8.482034	34.22%	8,129	2003
	10.000000	6.319492	-36.81%	706	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.756933	14.367349	33.56%	2,594	2010
	6.720099	10.756933	60.07%	1,968	2009
	11.309542	6.720099	-40.58%	0	2008
	11.258703	11.309542	0.45%	913	2007
	10.146721	11.258703	10.96%	1,768	2006
	9.832232	10.146721	3.20%	1,783	2005
	9.422319	9.832232	4.35%	3,722	2004
	7.187217	9.422319	31.10%	5,817	2003
	10.000000	7.187217	-28.13%	6,928	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.259792	13.396433	9.27%	3,002	2010
	10.190299	12.259792	20.31%	8,091	2009
	15.421486	10.190299	-33.92%	9,248	2008
	14.589754	15.421486	5.70%	11,440	2007
	12.322106	14.589754	18.40%	11,173	2006
	11.779193	12.322106	4.61%	11,292	2005
	10.441038	11.779193	12.82%	11,373	2004
	8.521501	10.441038	22.53%	8,441	2003
	10.000000	8.521501	-14.78%	4,952	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.717202	7.17%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.079394	12.034295	8.62%	0	2010
	8.976722	11.079394	23.42%	0	2009
	12.882418	8.976722	-31.59%	0	2008
	12.267803	12.882418	5.01%	0	2007
	11.307461	12.267803	8.49%	0	2006
	11.066075	11.307461	2.18%	0	2005
	10.631833	11.066075	4.08%	0	2004
	9.226099	10.631833	15.24%	0	2003
	10.000000	9.226099	-7.74%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.718556	12.938030	20.71%	0	2010
	8.300816	10.718556	29.13%	0	2009
	13.952052	8.300816	-40.50%	0	2008
	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	1,238	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.404567	13.790494	11.17%	0	2010
	10.000000	12.404567	24.05%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.102112	10.017612	10.06%	0	2010
	7.506594	9.102112	21.25%	0	2009
	10.880072	7.506594	-31.01%	0	2008
	10.434128	10.880072	4.27%	0	2007
	10.000000	10.434128	4.34%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.282254	10.707494	4.14%	0	2010
	9.331593	10.282254	10.19%	0	2009
	10.538162	9.331593	-11.45%	0	2008
	10.416259	10.538162	1.17%	0	2007
	10.000000	10.416259	4.16%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.098290	11.042898	9.35%	0	2010
	7.258389	10.098290	39.13%	2,018	2009
	12.039659	7.258389	-39.71%	0	2008
	10.715931	12.039659	12.35%	0	2007
	10.000000	10.715931	7.16%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.415640	9.772798	16.13%	0	2010
	6.171929	8.415640	36.35%	0	2009
	11.260943	6.171929	-45.19%	0	2008
	10.243775	11.260943	9.93%	0	2007
	10.000000	10.243775	2.44%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.638486	8.328583	9.03%	0	2010
	5.948820	7.638486	28.40%	0	2009
	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.634011	12.934760	11.18%	0	2010
	8.105879	11.634011	43.53%	0	2009
	11.474465	8.105879	-29.36%	0	2008
	11.321282	11.474465	1.35%	0	2007
	10.418162	11.321282	8.67%	0	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.655149	8.678463	13.37%	0	2010
	5.093703	7.655149	50.29%	0	2009
	10.000000	5.093703	-49.06%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.890737	9.580926	21.42%	0	2010
	6.105844	7.890737	29.23%	0	2009
	10.000000	6.105844	-38.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.872447	9.557223	21.40%	0	2010
	6.103951	7.872447	28.97%	0	2009
	10.000000	6.103951	-38.96%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.044836	9.086283	12.95%	0	2010
	6.337755	8.044836	26.94%	0	2009
	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.294787	10.082476	8.47%	0	2010
	7.895368	9.294787	17.72%	0	2009
	10.000000	7.895368	-21.05%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.753321	9.665696	10.42%	0	2010
	7.175372	8.753321	21.99%	0	2009
	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.040691	10.535889	4.93%	0	2010
	9.042194	10.040691	11.04%	0	2009
	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.024479	9.874824	9.42%	884	2010
	7.532112	9.024479	19.81%	884	2009
	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.473381	9.433360	11.33%	0	2010
	6.813408	8.473381	24.36%	0	2009
	10.000000	6.813408	-31.87%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.566746	10.248492	7.13%	0	2010
	8.274211	9.566746	15.62%	0	2009
	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.505141	11.049660	5.18%	0	2010
	9.828834	10.505141	6.88%	0	2009
	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.463248	10.976951	4.91%	0	2010
	9.807050	10.463248	6.69%	0	2009
	10.000000	9.807050	-1.93%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.225826	11.924351	6.22%	0	2010
	9.812853	11.225826	14.40%	0	2009
	10.000000	9.812853	-1.87%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.264304	28.772484	13.89%	0	2010
	15.767011	25.264304	60.24%	0	2009
	38.147172	15.767011	-58.67%	0	2008
	26.743935	38.147172	42.64%	0	2007
	19.967602	26.743935	33.94%	0	2006
	15.357016	19.967602	30.02%	0	2005
	12.978140	15.357016	18.33%	0	2004
	8.021710	12.978140	61.79%	0	2003
	10.000000	8.021710	-19.78%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.402636	22.092277	13.86%	2,045	2010
	12.108847	19.402636	60.24%	16	2009
	29.250342	12.108847	-58.60%	16	2008
	20.470158	29.250342	42.89%	16	2007
	15.256471	20.470158	34.17%	16	2006
	11.719770	15.256471	30.18%	16	2005
	10.000000	11.719770	17.20%	16	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.714318	13.089177	2.95%	1,011	2010
	12.601961	12.714318	0.89%	1,011	2009
	11.907200	12.601961	5.83%	1,013	2008
	11.310744	11.907200	5.27%	5,036	2007
	11.139448	11.310744	1.54%	5,177	2006
	10.978997	11.139448	1.46%	5,441	2005
	10.821525	10.978997	1.46%	5,612	2004
	10.798287	10.821525	0.22%	5,799	2003
	10.000000	10.798287	7.98%	877	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.923092	7.686505	11.03%	0	2010
	5.443293	6.923092	27.19%	0	2009
	10.000000	5.443293	-45.57%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.788532	13.276747	12.62%	1,841	2010
	9.432374	11.788532	24.98%	7,862	2009
	15.201381	9.432374	-37.95%	9,861	2008
	14.603515	15.201381	4.09%	14,655	2007
	12.717652	14.603515	14.83%	13,659	2006
	11.992330	12.717652	6.05%	11,870	2005
	10.704445	11.992330	12.03%	12,014	2004
	8.262021	10.704445	29.56%	14,264	2003
	10.000000	8.262021	-17.38%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.503903	12.411964	7.89%	0	2010
	10.000000	11.503903	15.04%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.061576	13.276309	10.07%	0	2010
	10.000000	12.061576	20.62%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.689846	12.162110	4.04%	0	2010
	10.907181	11.689846	7.18%	10,035	2009
	11.812960	10.907181	-7.67%	10,035	2008
	11.410491	11.812960	3.53%	13,853	2007
	10.938886	11.410491	4.31%	17,656	2006
	10.776811	10.938886	1.50%	18,083	2005
	10.481143	10.776811	2.82%	27,029	2004
	9.886157	10.481143	6.02%	68,578	2003
	10.000000	9.886157	-1.14%	3,986	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.897099	12.964705	8.97%	8,736	2010
	10.164055	11.897099	17.05%	7,810	2009
	13.469644	10.164055	-24.54%	28,119	2008
	12.976464	13.469644	3.80%	45,683	2007
	11.860430	12.976464	9.41%	50,641	2006
	11.458716	11.860430	3.51%	54,144	2005
	10.647444	11.458716	7.62%	49,845	2004
	9.026954	10.647444	17.95%	30,666	2003
	10.000000	9.026954	-9.73%	986	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.983638	13.285175	10.86%	42,588	2010
	9.805326	11.983638	22.22%	18,175	2009
	14.546552	9.805326	-32.59%	18,701	2008
	13.949138	14.546552	4.28%	31,890	2007
	12.394636	13.949138	12.54%	27,628	2006
	11.781544	12.394636	5.20%	21,452	2005
	10.697690	11.781544	10.13%	21,662	2004
	8.597400	10.697690	24.43%	12,507	2003
	10.000000	8.597400	-14.03%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.944020	12.734494	6.62%	2,624	2010
	10.611568	11.944020	12.56%	2,996	2009
	12.713259	10.611568	-16.53%	3,740	2008
	12.224649	12.713259	4.00%	9,685	2007
	11.475240	12.224649	6.53%	11,178	2006
	11.177625	11.475240	2.66%	11,206	2005
	10.616655	11.177625	5.28%	11,254	2004
	9.503787	10.616655	11.71%	10,586	2003
	10.000000	9.503787	-4.96%	898	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.112958	16.259437	24.00%	0	2010
	9.759394	13.112958	34.36%	0	2009
	15.634375	9.759394	-37.58%	0	2008
	14.795861	15.634375	5.67%	0	2007
	13.703501	14.795861	7.97%	0	2006
	12.441538	13.703501	10.14%	0	2005
	10.941745	12.441538	13.71%	0	2004
	8.270550	10.941745	32.30%	0	2003
	10.000000	8.270550	-17.29%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.308033	15.220724	23.66%	2,169	2010
	9.177419	12.308033	34.11%	2,221	2009
	14.737117	9.177419	-37.73%	2,241	2008
	13.971133	14.737117	5.48%	3,372	2007
	12.956972	13.971133	7.83%	5,528	2006
	11.784898	12.956972	9.95%	6,062	2005
	10.384683	11.784898	13.48%	11,946	2004
	7.870146	10.384683	31.95%	4,207	2003
	10.000000	7.870146	-21.30%	2,818	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.239892	10.060706	-1.75%	1,945	2010
	10.417910	10.239892	-1.71%	1,042	2009
	10.390091	10.417910	0.27%	5,462	2008
	10.092475	10.390091	2.95%	10,368	2007
	9.826572	10.092475	2.71%	4,607	2006
	9.741216	9.826572	0.88%	4,462	2005
	9.834924	9.741216	-0.95%	5,102	2004
	9.947862	9.834924	-1.14%	330	2003
	10.000000	9.947862	-0.52%	1,234	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.093736	9.050027	11.82%	0	2010
	6.052492	8.093736	33.73%	0	2009
	10.000000	6.052492	-39.48%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.370882	10.812359	4.26%	0	2010
	8.129841	10.370882	27.57%	0	2009
	15.419190	8.129841	-47.27%	0	2008
	15.248374	15.419190	1.12%	0	2007
	12.643273	15.248374	20.60%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.218016	10.626678	4.00%	0	2010
	8.031437	10.218016	27.23%	0	2009
	15.266276	8.031437	-47.39%	0	2008
	15.131435	15.266276	0.89%	0	2007
	12.581194	15.131435	20.27%	0	2006
	11.453079	12.581194	9.85%	0	2005
	10.000000	11.453079	14.53%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.988688	9.054459	13.34%	0	2010
	6.285917	7.988688	27.09%	0	2009
	10.000000	6.285917	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.854021	8.700219	10.77%	3,456	2010
	6.274075	7.854021	25.18%	3,565	2009
	10.000000	6.274075	-37.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.714076	9.585284	24.26%	0	2010
	6.196535	7.714076	24.49%	0	2009
	10.000000	6.196535	-38.03%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.560970	10.062592	17.54%	0	2010
	6.678536	8.560970	28.19%	0	2009
	10.000000	6.678536	-33.21%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.890597	9.698891	22.92%	0	2010
	6.314462	7.890597	24.96%	64	2009
	12.021611	6.314462	-47.47%	64	2008
	11.175212	12.021611	7.57%	64	2007
	11.044043	11.175212	1.19%	64	2006
	10.433109	11.044043	5.86%	64	2005
	9.383285	10.433109	11.19%	64	2004
	7.123777	9.383285	31.72%	30	2003
	10.000000	7.123777	-28.76%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.982216	14.904806	24.39%	0	2010
	9.662597	11.982216	24.01%	0	2009
	14.495725	9.662597	-33.34%	0	2008
	15.848031	14.495725	-8.53%	0	2007
	13.751400	15.848031	15.25%	0	2006
	13.578356	13.751400	1.27%	0	2005
	11.782024	13.578356	15.25%	0	2004
	7.644996	11.782024	54.11%	0	2003
	10.000000	7.644996	-23.55%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.917777	13.566762	24.26%	1,780	2010
	8.829043	10.917777	23.66%	1,836	2009
	13.274204	8.829043	-33.49%	67	2008
	14.564910	13.274204	-8.86%	118	2007
	12.659285	14.564910	15.05%	124	2006
	12.535451	12.659285	0.99%	131	2005
	10.905184	12.535451	14.95%	139	2004
	7.094503	10.905184	53.71%	28	2003
	10.000000	7.094503	-29.05%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	13.009083	16.017894	23.13%	0	2010
	9.829706	13.009083	32.34%	0	2009
	16.186672	9.829706	-39.27%	0	2008
	16.132634	16.186672	0.33%	0	2007
	14.654979	16.132634	10.08%	0	2006
	13.279527	14.654979	10.36%	0	2005
	11.355819	13.279527	16.94%	0	2004
	8.196255	11.355819	38.55%	0	2003
	10.000000	8.196255	-18.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.090033	16.073816	22.79%	532	2010
	9.910899	13.090033	32.08%	532	2009
	16.364194	9.910899	-39.44%	522	2008
	16.347583	16.364194	0.10%	570	2007
	14.888282	16.347583	9.80%	576	2006
	13.528397	14.888282	10.05%	583	2005
	11.591861	13.528397	16.71%	590	2004
	8.390518	11.591861	38.15%	512	2003
	10.000000	8.390518	-16.09%	318	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.978698	8.875758	11.24%	0	2010
	6.467855	7.978698	23.36%	0	2009
	11.274944	6.467855	-42.64%	0	2008
	10.637228	11.274944	6.00%	0	2007
	10.000000	10.637228	6.37%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.138633	9.105436	27.55%	33	2010
	5.567096	7.138633	28.23%	33	2009
	10.000000	5.567096	-44.33%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.341446	10.406354	0.63%	0	2010
	9.826970	10.341446	5.24%	0	2009
	10.000000	9.826970	-1.73%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.259947	14.492164	9.29%	0	2010
	10.000000	13.259947	32.60%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.907066	13.797260	6.90%	0	2010
	10.000000	12.907066	29.07%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.885329	13.738189	6.62%	3,947	2010
	10.000000	12.885329	28.85%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.881784	13.459684	4.49%	0	2010
	10.000000	12.881784	28.82%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.612543	14.371572	13.95%	0	2010
	9.189319	12.612543	37.25%	0	2009
	15.639473	9.189319	-41.24%	0	2008
	14.970784	15.639473	4.47%	0	2007
	12.946604	14.970784	15.63%	0	2006
	11.524186	12.946604	12.34%	0	2005
	10.000000	11.524186	15.24%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.437950	14.135150	13.65%	204	2010
	9.082697	12.437950	36.94%	336	2009
	15.497557	9.082697	-41.39%	1,392	2008
	14.873968	15.497557	4.19%	1,414	2007
	12.894589	14.873968	15.35%	42	2006
	11.507127	12.894589	12.06%	42	2005
	10.000000	11.507127	15.07%	42	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.200292	16.179438	13.94%	0	2010
	10.340587	14.200292	37.33%	0	2009
	17.597132	10.340587	-41.24%	0	2008
	16.847661	17.597132	4.45%	0	2007
	14.569279	16.847661	15.64%	0	2006
	12.971963	14.569279	12.31%	0	2005
	11.079690	12.971963	17.08%	0	2004
	7.884715	11.079690	40.52%	0	2003
	10.000000	7.884715	-21.15%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.913661	15.817039	13.68%	0	2010
	10.162209	13.913661	36.92%	0	2009
	17.334852	10.162209	-41.38%	0	2008
	16.633791	17.334852	4.21%	0	2007
	14.424587	16.633791	15.32%	0	2006
	12.871053	14.424587	12.07%	0	2005
	11.019867	12.871053	16.80%	0	2004
	7.850948	11.019867	40.36%	0	2003
	10.000000	7.850948	-21.49%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.301847	16.127428	12.76%	1,959	2010
	12.293517	14.301847	16.34%	2,077	2009
	14.632000	12.293517	-15.98%	2,080	2008
	13.595358	14.632000	7.62%	2,222	2007
	12.903459	13.595358	5.36%	2,383	2006
	12.814968	12.903459	0.69%	760	2005
	12.028707	12.814968	6.54%	760	2004
	10.449811	12.028707	15.11%	736	2003
	10.000000	10.449811	4.50%	139	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.465796	2.778434	12.68%	0	2010
	1.980000	2.465796	24.54%	0	2009
	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.422492	3.860741	12.80%	0	2010
	2.779702	3.422492	23.12%	0	2009
	13.266115	2.779702	-79.05%	0	2008
	13.517450	13.266115	-1.86%	0	2007
	12.572777	13.517450	7.51%	0	2006
	12.506743	12.572777	0.53%	0	2005
	11.681995	12.506743	7.06%	0	2004
	9.591904	11.681995	21.79%	0	2003
	10.000000	9.591904	-4.08%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.834433	11.191604	13.80%	2,578	2010
	7.820370	9.834433	25.75%	2,906	2009
	12.969515	7.820370	-39.70%	3,153	2008
	12.675557	12.969515	2.32%	4,525	2007
	11.241602	12.675557	12.76%	5,145	2006
	10.820094	11.241602	3.90%	5,704	2005
	10.090010	10.820094	7.24%	5,723	2004
	8.122256	10.090010	24.23%	1,942	2003
	10.000000	8.122256	-18.78%	457	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.509143	16.379633	21.25%	0	2010
	10.022059	13.509143	34.79%	0	2009
	16.407989	10.022059	-38.92%	0	2008
	16.906424	16.407989	-2.95%	0	2007
	14.962656	16.906424	12.99%	0	2006
	13.853897	14.962656	8.00%	0	2005
	11.807524	13.853897	17.33%	0	2004
	8.324573	11.807524	41.84%	0	2003
	10.000000	8.324573	-16.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.901200	9.552902	20.90%	0	2010
	5.875071	7.901200	34.49%	0	2009
	9.645655	5.875071	-39.09%	0	2008
	9.957032	9.645655	-3.13%	0	2007
	10.000000	9.957032	-0.43%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.837712	11.646011	7.46%	0	2010
	10.000000	10.837712	8.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.916941	11.282116	3.35%	0	2010
	10.000000	10.916941	9.17%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.192638	12.578016	12.38%	0	2010
	8.775762	11.192638	27.54%	0	2009
	14.570845	8.775762	-39.77%	0	2008
	15.785091	14.570845	-7.69%	0	2007
	13.860142	15.785091	13.89%	0	2006
	13.405421	13.860142	3.39%	0	2005
	12.279684	13.405421	9.17%	0	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.589294	12.528263	8.10%	0	2010
	9.464345	11.589294	22.45%	0	2009
	17.187307	9.464345	-44.93%	0	2008
	16.144338	17.187307	6.46%	0	2007
	12.864940	16.144338	25.49%	0	2006
	11.669965	12.864940	10.24%	0	2005
	10.222230	11.669965	14.16%	0	2004
	8.094886	10.222230	26.28%	0	2003
	10.000000	8.094886	-19.05%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.269754	13.949807	23.78%	0	2010
	8.720668	11.269754	29.23%	0	2009
	14.638094	8.720668	-40.42%	0	2008
	17.071817	14.638094	-14.26%	0	2007
	14.813130	17.071817	15.25%	0	2006
	14.085699	14.813130	5.16%	0	2005
	11.358798	14.085699	24.01%	0	2004
	7.725427	11.358798	47.03%	0	2003
	10.000000	7.725427	-22.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.515822	13.667653	18.69%	2,511	2010
	7.151386	11.515822	61.03%	1,821	2009
	11.559825	7.151386	-38.14%	0	2008
	11.151260	11.559825	3.66%	0	2007
	10.764247	11.151260	3.60%	0	2006
	10.365337	10.764247	3.85%	0	2005
	10.044440	10.365337	3.19%	0	2004
	8.184501	10.044440	22.73%	0	2003
	10.000000	8.184501	-18.15%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.483703	11.006698	4.99%	41	2010
	9.755312	10.483703	7.47%	41	2009
	11.088437	9.755312	-12.02%	41	2008
	10.727232	11.088437	3.37%	82	2007
	10.542363	10.727232	1.75%	82	2006
	10.323495	10.542363	2.12%	87	2005
	10.096155	10.323495	2.25%	95	2004
	10.000000	10.096155	0.96%	54	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.777838	17.78%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.047121	16.250980	24.56%	0	2010
	10.000000	13.047121	30.47%	0	2009*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.488166	10.510017	10.77%	13	2010
	8.028395	9.488166	18.18%	35	2009
	13.785975	8.028395	-41.76%	43	2008
	13.389288	13.785975	2.96%	39	2007
	11.654582	13.389288	14.88%	41	2006
	11.346121	11.654582	2.72%	40	2005
	10.388287	11.346121	9.22%	41	2004
	8.002863	10.388287	29.81%	43	2003
	10.000000	8.002863	-19.97%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.464228	15.839006	2.42%	122	2010
	11.720688	15.464228	31.94%	122	2009
	25.549664	11.720688	-54.13%	122	2008
	24.644832	25.549664	3.67%	122	2007
	18.572648	24.644832	32.69%	122	2006
	16.230668	18.572648	14.43%	122	2005
	13.234042	16.230668	22.64%	154	2004
	9.361858	13.234042	41.36%	161	2003
	10.000000	9.361858	-6.38%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.298424	10.028900	7.86%	0	2010
	6.906231	9.298424	34.64%	0	2009
	11.686906	6.906231	-40.91%	0	2008
	10.476054	11.686906	11.56%	0	2007
	10.736404	10.476054	-2.42%	0	2006
	9.519586	10.736404	12.78%	0	2005
	8.947400	9.519586	6.39%	0	2004
	7.385513	8.947400	21.15%	0	2003
	10.000000	7.385513	-26.14%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.077340	18.743073	24.31%	1,167	2010
	10.762630	15.077340	40.09%	1,293	2009
	17.058156	10.762630	-36.91%	1,369	2008
	17.111192	17.058156	-0.31%	1,391	2007
	15.257172	17.111192	12.15%	1,373	2006
	14.569818	15.257172	4.72%	1,414	2005
	12.460125	14.569818	16.93%	1,412	2004
	9.005661	12.460125	38.36%	1,441	2003
	10.000000	9.005661	-9.94%	942	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.031177	12.967969	7.79%	0	2010
	10.000000	12.031177	20.31%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.719748	15.717054	23.56%	0	2010
	10.360154	12.719748	22.78%	0	2009
	15.271375	10.360154	-32.16%	0	2008
	15.655413	15.271375	-2.45%	0	2007
	13.933611	15.655413	12.36%	0	2006
	13.231192	13.933611	5.31%	0	2005
	11.054386	13.231192	19.69%	0	2004
	8.170092	11.054386	35.30%	0	2003
	10.000000	8.170092	-18.30%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.990702	11.264577	12.75%	0	2010
	7.606265	9.990702	31.35%	0	2009
	11.812290	7.606265	-35.61%	0	2008
	11.161046	11.812290	5.83%	0	2007
	10.407496	11.161046	7.24%	0	2006
	10.227911	10.407496	1.76%	0	2005
	9.806332	10.227911	4.30%	0	2004
	7.925110	9.806332	23.74%	0	2003
	10.000000	7.925110	-20.75%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.664461	12.026602	12.77%	0	2010
	8.596197	10.664461	24.06%	0	2009
	13.926672	8.596197	-38.28%	0	2008
	13.475191	13.926672	3.35%	0	2007
	11.880269	13.475191	13.42%	0	2006
	11.555272	11.880269	2.81%	0	2005
	10.635365	11.555272	8.65%	0	2004
	8.437052	10.635365	26.06%	0	2003
	10.000000	8.437052	-15.63%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.940196	13.429929	12.48%	167	2010
	9.646610	11.940196	23.78%	167	2009
	15.673006	9.646610	-38.45%	149	2008
	15.203016	15.673006	3.09%	1,073	2007
	13.437553	15.203016	13.14%	108	2006
	13.102235	13.437553	2.56%	88	2005
	12.090686	13.102235	8.37%	66	2004
	10.000000	12.090686	20.91%	81	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.756727	10.827528	10.98%	2,869	2010
	8.771912	9.756727	11.23%	0	2009
	12.700950	8.771912	-30.93%	0	2008
	11.797557	12.700950	7.66%	0	2007
	10.375693	11.797557	13.70%	0	2006
	10.389216	10.375693	-0.13%	108	2005
	9.877373	10.389216	5.18%	120	2004
	8.119551	9.877373	21.65%	0	2003
	10.000000	8.119551	-18.80%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.358636	17.251567	12.32%	219	2010
	10.257291	15.358636	49.73%	361	2009
	14.133646	10.257291	-27.43%	404	2008
	13.949759	14.133646	1.32%	377	2007
	12.847118	13.949759	8.58%	455	2006
	12.791414	12.847118	0.44%	642	2005
	11.824440	12.791414	8.18%	1,798	2004
	9.886503	11.824440	19.60%	877	2003
	10.000000	9.886503	-1.13%	456	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.510708	13.330382	6.55%	0	2010
	10.578277	12.510708	18.27%	0	2009
	11.618960	10.578277	-8.96%	0	2008
	11.228576	11.618960	3.48%	0	2007
	10.977790	11.228576	2.28%	0	2006
	11.035282	10.977790	-0.52%	0	2005
	10.844974	11.035282	1.75%	0	2004
	10.553487	10.844974	2.76%	0	2003
	10.000000	10.553487	5.53%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.406760	13.192521	6.33%	309	2010
	10.514771	12.406760	17.99%	309	2009
	11.582313	10.514771	-9.22%	1,120	2008
	11.219084	11.582313	3.24%	1,307	2007
	10.993256	11.219084	2.05%	800	2006
	11.084790	10.993256	-0.83%	790	2005
	10.925276	11.084790	1.46%	1,186	2004
	10.652603	10.925276	2.56%	1,160	2003
	10.000000	10.652603	6.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.993624	10.260531	14.09%	0	2010
	6.896983	8.993624	30.40%	0	2009
	10.953484	6.896983	-37.03%	0	2008
	9.384112	10.953484	16.72%	0	2007
	8.943147	9.384112	4.93%	0	2006
	8.773962	8.943147	1.93%	0	2005
	8.440717	8.773962	3.95%	0	2004
	6.979663	8.440717	20.93%	0	2003
	8.415489	6.979663	-17.06%	0	2002
	9.266441	8.415489	-9.18%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.270630	9.423311	13.94%	0	2010
	6.360710	8.270630	30.03%	0	2009
	10.111904	6.360710	-37.10%	0	2008
	8.683011	10.111904	16.46%	0	2007
	8.284645	8.683011	4.81%	0	2006
	8.145666	8.284645	1.71%	0	2005
	7.852802	8.145666	3.73%	0	2004
	6.499919	7.852802	20.81%	0	2003
	7.863704	6.499919	-17.34%	0	2002
	8.667505	7.863704	-9.27%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.797896	12.103145	12.09%	0	2010
	8.527783	10.797896	26.62%	0	2009
	12.200520	8.527783	-30.10%	0	2008
	10.771081	12.200520	13.27%	0	2007
	10.227950	10.771081	5.31%	0	2006
	10.021263	10.227950	2.06%	0	2005
	9.685875	10.021263	3.46%	0	2004
	8.365379	9.685875	15.79%	0	2003
	9.346180	8.365379	-10.49%	0	2002
	9.940444	9.346180	-5.98%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.103513	11.307145	11.91%	0	2010
	7.990509	10.103513	26.44%	0	2009
	11.445685	7.990509	-30.19%	0	2008
	10.120816	11.445685	13.09%	0	2007
	9.619383	10.120816	5.21%	0	2006
	9.438361	9.619383	1.92%	0	2005
	9.138200	9.438361	3.28%	0	2004
	7.908689	9.138200	15.55%	0	2003
	8.853046	7.908689	-10.67%	0	2002
	9.429634	8.853046	6.11%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.099821	11.702301	15.87%	0	2010
	7.433595	10.099821	35.87%	0	2009
	11.473719	7.433595	-35.21%	0	2008
	10.730310	11.473719	6.93%	0	2007
	9.787258	10.730310	9.64%	0	2006
	9.436778	9.787258	3.71%	0	2005
	9.115481	9.436778	3.52%	0	2004
	7.898144	9.115481	15.41%	0	2003
	8.814639	7.898144	-10.40%	0	2002
	9.134653	8.814639	-3.50%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.428832	12.059720	15.64%	0	2010
	7.677668	10.428832	35.83%	0	2009
	11.873055	7.677668	-35.34%	0	2008
	11.122064	11.873055	6.75%	0	2007
	10.157385	11.122064	9.50%	0	2006
	9.801356	10.157385	3.63%	0	2005
	9.492480	9.801356	3.25%	0	2004
	8.232919	9.492480	15.30%	0	2003
	9.206319	8.232919	-10.57%	157	2002
	9.554841	9.206319	-3.65%	157	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.321037	8.488090	15.94%	0	2010
	5.485211	7.321037	33.47%	0	2009
	9.497958	5.485211	-42.25%	0	2008
	9.046489	9.497958	4.99%	0	2007
	8.081011	9.046489	11.95%	0	2006
	6.801636	8.081011	18.81%	0	2005
	6.839121	6.801636	-0.55%	0	2004
	5.563595	6.839121	22.93%	0	2003
	6.106876	5.563595	-8.90%	0	2002
	8.711768	6.106876	-29.90%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.210773	8.354668	15.86%	0	2010
	5.407647	7.210773	33.34%	0	2009
	9.389141	5.407647	-42.41%	147	2008
	8.959250	9.389141	4.80%	147	2007
	8.015662	8.959250	11.77%	147	2006
	6.763623	8.015662	18.51%	147	2005
	6.800413	6.763623	-0.54%	147	2004
	5.543900	6.800413	22.66%	0	2003
	6.106876	5.543900	-9.22%	0	2002
	8.711766	6.106876	-29.90%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.212249	10.411498	13.02%	0	2010
	7.214519	9.212249	27.69%	0	2009
	12.823164	7.214519	-43.74%	0	2008
	12.876979	12.823164	-0.42%	0	2007
	10.919664	12.876979	17.92%	0	2006
	10.513858	10.919664	3.86%	0	2005
	9.612401	10.513858	9.38%	0	2004
	7.516835	9.612401	27.88%	0	2003
	9.222382	7.516835	-18.49%	0	2002
	9.896058	9.222382	-6.81%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.929696	11.205685	12.85%	6,094	2010
	7.785213	9.929696	27.55%	6,614	2009
	13.863576	7.785213	-43.84%	8,076	2008
	13.941694	13.863576	-0.56%	7,281	2007
	11.837409	13.941694	17.78%	7,587	2006
	11.417724	11.837409	3.68%	7,840	2005
	10.452773	11.417724	9.23%	7,880	2004
	8.186031	10.452773	27.69%	5,221	2003
	10.062105	8.186031	-18.64%	2,411	2002
	10.812739	10.062105	-6.94%	1,259	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.043129	9.056576	12.60%	0	2010
	6.441110	8.043129	24.87%	0	2009
	11.265672	6.441110	-42.83%	0	2008
	10.243929	11.265672	9.97%	0	2007
	9.230231	10.243929	10.98%	0	2006
	8.740930	9.230231	5.60%	0	2005
	8.416864	8.740930	3.85%	0	2004
	6.934528	8.416864	21.38%	0	2003
	8.476792	6.934528	-18.19%	0	2002
	9.471352	8.476792	-10.50%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.181735	9.203395	12.49%	0	2010
	6.559595	8.181735	24.73%	0	2009
	11.497210	6.559595	-42.95%	224	2008
	10.467820	11.497210	9.83%	503	2007
	9.444933	10.467820	10.83%	2,636	2006
	8.954866	9.444933	5.47%	3,034	2005
	8.641676	8.954866	3.62%	3,862	2004
	7.128667	8.641676	21.22%	1,379	2003
	8.730068	7.128667	-18.34%	0	2002
	9.771194	8.730068	-10.66%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.957073	8.475516	21.83%	0	2010
	5.528456	6.957073	25.84%	0	2009
	10.669839	5.528456	-48.19%	0	2008
	8.564968	10.669839	24.58%	0	2007
	8.171451	8.564968	4.82%	0	2006
	7.874090	8.171451	3.78%	0	2005
	7.765017	7.874090	1.40%	0	2004
	5.955034	7.765017	30.39%	0	2003
	8.688117	5.955034	-31.46%	0	2002
	10.755009	8.688117	-19.22%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.378240	6.541795	21.63%	6,574	2010
	4.279943	5.378240	25.66%	7,233	2009
	8.271873	4.279943	-48.26%	9,875	2008
	6.651101	8.271873	24.37%	10,187	2007
	6.355014	6.651101	4.66%	9,845	2006
	6.133651	6.355014	3.61%	10,282	2005
	6.056963	6.133651	1.27%	10,550	2004
	4.653551	6.056963	30.16%	8,348	2003
	6.798758	4.653551	-31.55%	1,927	2002
	8.430504	6.798758	-19.36%	1,927	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.203450	10.044844	22.45%	0	2010
	5.978609	8.203450	37.21%	0	2009
	11.908884	5.978609	-49.80%	0	2008
	10.320916	11.908884	15.39%	0	2007
	9.693160	10.320916	6.48%	0	2006
	9.140962	9.693160	6.04%	0	2005
	8.444833	9.140962	8.24%	0	2004
	6.590730	8.444833	28.13%	0	2003
	9.111251	6.590730	-27.66%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	8.022085	9.822205	22.44%	887	2010
	5.863246	8.022085	36.82%	885	2009
	11.685700	5.863246	-49.83%	1,163	2008
	10.144269	11.685700	15.20%	1,493	2007
	9.538841	10.144269	6.35%	1,608	2006
	9.015306	9.538841	5.81%	1,541	2005
	8.348863	9.015306	7.98%	1,509	2004
	6.525579	8.348863	27.94%	1,114	2003
	9.055954	6.525579	-27.94%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.978355	11.149869	11.74%	0	2010
	7.067396	9.978355	41.19%	0	2009
	9.604171	7.067396	-26.41%	0	2008
	9.528048	9.604171	0.80%	0	2007
	8.726729	9.528048	9.18%	0	2006
	8.667545	8.726729	0.68%	0	2005
	8.062996	8.667545	7.50%	0	2004
	6.466604	8.062996	24.69%	0	2003
	6.355190	6.466604	1.75%	0	2002
	7.346312	6.355190	-13.49%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.719310	11.965689	11.63%	354	2010
	7.608657	10.719310	40.88%	354	2009
	10.350427	7.608657	-26.49%	354	2008
	10.279847	10.350427	0.69%	354	2007
	9.428291	10.279847	9.03%	344	2006
	9.383655	9.428291	0.48%	1,181	2005
	8.735892	9.383655	7.41%	3,621	2004
	7.018235	8.735892	24.47%	1,902	2003
	6.918628	7.018235	1.44%	715	2002
	8.000822	6.918628	-13.53%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.120642	11.309180	11.74%	72	2010
	7.182027	10.120642	40.92%	72	2009
	9.775522	7.182027	-26.53%	51	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.120642	11.309180	11.74%	72	2010
	7.182027	10.120642	40.92%	72	2009
	9.775522	7.182027	-26.53%	51	2008
	10.000000	9.775522	-2.24%	20	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.080115	9.126845	12.95%	15	2010
	6.499059	8.080115	24.33%	44	2009
	10.505115	6.499059	-38.13%	54	2008
	10.146808	10.505115	3.53%	51	2007
	8.927981	10.146808	13.65%	53	2006
	8.672780	8.927981	2.94%	53	2005
	7.984198	8.672780	8.62%	54	2004
	6.331659	7.984198	26.10%	1,410	2003
	8.292965	6.331659	-23.65%	1,558	2002
	9.608747	8.292965	-13.69%	1,558	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.844114	15.714681	5.86%	0	2010
	13.062331	14.844114	13.64%	0	2009
	13.748520	13.062331	-4.99%	0	2008
	13.418553	13.748520	2.46%	0	2007
	13.094337	13.418553	2.48%	0	2006
	13.047717	13.094337	0.36%	0	2005
	12.720133	13.047717	2.58%	0	2004
	12.312534	12.720133	3.31%	0	2003
	11.362894	12.312534	8.36%	0	2002
	10.669248	11.362894	6.50%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	29.318618	37.055419	26.39%	0	2010
	21.323324	29.318618	37.50%	0	2009
	35.897464	21.323324	-40.60%	0	2008
	31.656407	35.897464	13.40%	0	2007
	28.630414	31.656407	10.57%	0	2006
	24.663673	28.630414	16.08%	0	2005
	20.129075	24.663673	22.53%	0	2004
	14.797098	20.129075	36.03%	0	2003
	16.723439	14.797098	-11.52%	0	2002
	17.624573	16.723439	-5.11%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.233810	23.021895	26.26%	3,654	2010
	13.286356	18.233810	37.24%	2,473	2009
	22.403713	13.286356	-40.70%	2,640	2008
	19.782322	22.403713	13.25%	4,421	2007
	17.921168	19.782322	10.39%	5,043	2006
	15.462812	17.921168	15.90%	4,082	2005
	12.631599	15.462812	22.41%	3,382	2004
	9.303988	12.631599	35.77%	1,678	2003
	10.530306	9.303988	-11.65%	1,244	2002
	11.115190	10.530306	-5.26%	1,244	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.578849	11.398062	-1.56%	2	2010
	11.706697	11.578849	-1.09%	4	2009
	11.570865	11.706697	1.17%	9	2008
	11.203744	11.570865	3.28%	9	2007
	10.876592	11.203744	3.01%	9	2006
	10.748291	10.876592	1.19%	8	2005
	10.814813	10.748291	-0.62%	8	2004
	10.904145	10.814813	-0.82%	6	2003
	10.919093	10.904145	-0.14%	0	2002
	10.677336	10.919093	2.26%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.467057	11.614303	10.96%	0	2010
	8.430171	10.467057	24.16%	0	2009
	15.293567	8.430171	-44.88%	0	2008
	13.288820	15.293567	15.09%	0	2007
	11.472699	13.288820	15.83%	0	2006
	9.819415	11.472699	16.84%	0	2005
	8.810945	9.819415	11.45%	0	2004
	6.265330	8.810945	40.63%	0	2003
	8.009778	6.265330	-21.78%	0	2002
	10.361858	8.009778	-22.70%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.349171	9.250889	10.80%	0	2010
	6.736020	8.349171	23.95%	0	2009
	12.240789	6.736020	-44.97%	0	2008
	10.650187	12.240789	14.93%	0	2007
	9.208299	10.650187	15.66%	0	2006
	7.893881	9.208299	16.65%	0	2005
	7.094057	7.893881	11.27%	58	2004
	5.050398	7.094057	40.47%	74	2003
	6.465747	5.050398	-21.89%	59	2002
	8.352740	6.465747	-22.59%	59	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.635880	12.892158	10.80%	11	2010
	9.389224	11.635880	23.93%	32	2009
	17.057859	9.389224	-44.96%	34	2008
	14.840411	17.057859	14.94%	923	2007
	12.826808	14.840411	15.70%	36	2006
	10.999651	12.826808	16.61%	0	2005*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.744878	13.034168	10.98%	0	2010
	9.455409	11.744878	24.21%	0	2009
	17.157451	9.455409	-44.89%	0	2008
	14.906025	17.157451	15.10%	0	2007
	12.868580	14.906025	15.83%	0	2006
	11.018501	12.868580	16.79%	0	2005
	10.000000	11.018501	10.19%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.569134	11.063358	15.62%	0	2010
	6.845759	9.569134	39.78%	0	2009
	13.038359	6.845759	-47.50%	0	2008
	13.019168	13.038359	0.15%	0	2007
	11.572584	13.019168	12.50%	0	2006
	11.108383	11.572584	4.18%	0	2005
	10.184329	11.108383	9.07%	0	2004
	7.735064	10.184329	31.66%	0	2003
	9.351563	7.735064	-17.29%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.446305	10.901255	15.40%	0	2010
	6.769273	9.446305	39.55%	0	2009
	12.910006	6.769273	-47.57%	0	2008
	12.907780	12.910006	0.02%	0	2007
	11.488417	12.907780	12.35%	0	2006
	11.053210	11.488417	3.94%	0	2005
	10.146906	11.053210	8.93%	0	2004
	7.725552	10.146906	31.34%	0	2003
	9.351571	7.725552	-17.39%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.094271	15.018725	24.18%	0	2010
	7.824788	12.094271	54.56%	0	2009
	16.321042	7.824788	-52.06%	0	2008
	15.740436	16.321042	3.69%	0	2007
	13.793893	15.740436	14.11%	0	2006
	13.696119	13.793893	0.71%	0	2005
	12.235652	13.696119	11.94%	0	2004
	7.896280	12.235652	54.95%	0	2003
	10.000000	7.896280	-21.04%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.295954	14.014427	24.07%	378	2010
	7.319656	11.295954	54.32%	378	2009
	15.301943	7.319656	-52.17%	378	2008
	14.779766	15.301943	3.53%	3,414	2007
	12.973138	14.779766	13.93%	3,815	2006
	12.897254	12.973138	0.59%	4,085	2005
	11.536990	12.897254	11.79%	4,247	2004
	7.465607	11.536990	54.54%	727	2003
	10.000000	7.465607	-25.34%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.113702	13.199165	18.76%	0	2010
	9.617692	11.113702	15.55%	0	2009
	13.406317	9.617692	-28.26%	0	2008
	13.991188	13.406317	-4.18%	0	2007
	12.132411	13.991188	15.32%	0	2006
	11.915357	12.132411	1.82%	0	2005
	10.906718	11.915357	9.25%	0	2004
	8.893716	10.906718	22.63%	0	2003
	10.000000	8.893716	-11.06%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.410983	9.106611	8.27%	0	2010
	6.575833	8.410983	27.91%	0	2009
	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.713868	14.635517	6.72%	0	2010
	10.168236	13.713868	34.87%	0	2009
	17.326072	10.168236	-41.31%	0	2008
	15.239268	17.326072	13.69%	0	2007
	12.751090	15.239268	19.51%	0	2006
	11.752870	12.751090	8.49%	0	2005
	10.068087	11.752870	16.73%	0	2004
	7.734658	10.068087	30.17%	0	2003
	10.000000	7.734658	-22.65%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.208495	9.286546	13.13%	491	2010
	6.924346	8.208495	18.55%	491	2009
	12.290488	6.924346	-43.66%	553	2008
	11.202607	12.290488	9.71%	553	2007
	10.755814	11.202607	4.15%	553	2006
	10.087077	10.755814	6.63%	553	2005
	9.660208	10.087077	4.42%	553	2004
	7.614869	9.660208	26.86%	491	2003
	10.000000	7.614869	-23.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.390483	13.286100	16.64%	0	2010
	8.147189	11.390483	39.81%	0	2009
	15.662291	8.147189	-47.98%	0	2008
	14.390387	15.662291	8.84%	0	2007
	12.575887	14.390387	14.43%	0	2006
	11.683473	12.575887	7.64%	0	2005
	10.300971	11.683473	13.42%	0	2004
	7.749538	10.300971	32.92%	0	2003
	10.000000	7.749538	-22.50%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.603369	12.336099	16.34%	0	2010
	7.604552	10.603369	39.43%	0	2009
	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006
	11.014566	11.819189	7.31%	0	2005
	10.000000	11.014566	10.15%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.894200	10.644628	7.58%	0	2010
	7.853267	9.894200	25.99%	0	2009
	11.448123	7.853267	-31.40%	0	2008
	10.783821	11.448123	6.16%	0	2007
	10.000000	10.783821	7.84%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.807371	10.521697	7.28%	855	2010
	7.803522	9.807371	25.68%	999	2009
	11.404908	7.803522	-31.58%	1,077	2008
	10.766801	11.404908	5.93%	1,077	2007
	10.000000	10.766801	7.67%	1,077	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.398266	18.133662	10.58%	17	2010
	12.377537	16.398266	32.48%	72	2009
	21.201102	12.377537	-41.62%	82	2008
	18.866151	21.201102	12.38%	82	2007
	15.022493	18.866151	25.59%	140	2006
	12.996323	15.022493	15.59%	140	2005
	10.698431	12.996323	21.48%	140	2004
	8.471657	10.698431	26.28%	140	2003
	10.000000	8.471657	-15.28%	64	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.329287	14.936806	12.06%	0	2010
	10.424213	13.329287	27.87%	0	2009
	14.851000	10.424213	-29.81%	0	2008
	13.806305	14.851000	7.57%	0	2007
	12.637893	13.806305	9.25%	0	2006
	11.958111	12.637893	5.68%	0	2005
	10.698898	11.958111	11.77%	0	2004
	8.557449	10.698898	25.02%	0	2003
	10.000000	8.557449	-14.43%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.018728	10.589331	17.41%	0	2010
	5.544458	9.018728	62.66%	0	2009
	11.096184	5.544458	-50.03%	275	2008
	9.688196	11.096184	14.53%	548	2007
	9.612993	9.688196	0.78%	1,542	2006
	9.094055	9.612993	5.71%	1,564	2005
	8.672951	9.094055	4.86%	6,982	2004
	6.952210	8.672951	24.75%	3,179	2003
	10.000000	6.952210	-30.48%	633	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.531410	11.965246	13.61%	3,181	2010
	8.351893	10.531410	26.10%	3,519	2009
	13.248408	8.351893	-36.96%	4,826	2008
	13.814237	13.248408	-4.10%	6,543	2007
	12.121805	13.814237	13.96%	5,978	2006
	11.856082	12.121805	2.24%	6,003	2005
	10.281510	11.856082	15.31%	6,651	2004
	8.006334	10.281510	28.42%	4,220	2003
	10.000000	8.006334	-19.94%	593	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.821378	12.615839	6.72%	0	2010
	10.000000	11.821378	18.21%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.545552	10.512924	10.13%	0	2010
	6.988356	9.545552	36.59%	0	2009
	11.292749	6.988356	-38.12%	0	2008
	10.358820	11.292749	9.02%	913	2007
	9.830143	10.358820	5.38%	913	2006
	9.603881	9.830143	2.36%	913	2005
	8.973621	9.603881	7.02%	913	2004
	7.453217	8.973621	20.40%	913	2003
	10.000000	7.453217	-25.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.847279	8.687898	26.88%	0	2010
	4.936467	6.847279	38.71%	0	2009
	10.385461	4.936467	-52.47%	268	2008
	9.658399	10.385461	7.53%	1,357	2007
	9.614159	9.658399	0.46%	2,208	2006
	9.517914	9.614159	1.01%	2,140	2005
	8.473923	9.517914	12.32%	3,544	2004
	6.316662	8.473923	34.15%	2,567	2003
	10.000000	6.316662	-36.83%	314	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.713867	14.302556	33.50%	0	2010
	6.696604	10.713867	59.99%	0	2009
	11.275757	6.696604	-40.61%	0	2008
	11.230831	11.275757	0.40%	0	2007
	10.126742	11.230831	10.90%	0	2006
	9.817850	10.126742	3.15%	0	2005
	9.413323	9.817850	4.30%	0	2004
	7.184003	9.413323	31.03%	0	2003
	10.000000	7.184003	-28.16%	0	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.210734	13.336050	9.22%	491	2010
	10.154692	12.210734	20.25%	491	2009
	15.375450	10.154692	-33.96%	491	2008
	14.553647	15.375450	5.65%	1,661	2007
	12.297847	14.553647	18.34%	1,995	2006
	11.761963	12.297847	4.56%	2,208	2005
	10.431060	11.761963	12.76%	2,375	2004
	8.517699	10.431060	22.46%	491	2003
	10.000000	8.517699	-14.82%	0	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.713597	7.14%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	11.036712	11.981839	8.56%	0	2010
	8.946686	11.036712	23.36%	0	2009
	12.845866	8.946686	-31.62%	0	2008
	12.239264	12.845866	4.96%	0	2007
	11.286894	12.239264	8.44%	0	2006
	11.051564	11.286894	2.13%	0	2005
	10.623296	11.051564	4.03%	0	2004
	9.223381	10.623296	15.18%	0	2003
	10.000000	9.223381	-7.77%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.687698	12.894234	20.65%	1,767	2010
	8.281138	10.687698	29.06%	1,767	2009
	13.926091	8.281138	-40.54%	1,767	2008
	13.179347	13.926091	5.67%	2,838	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.400366	13.778810	11.12%	0	2010
	10.000000	12.400366	24.00%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.085128	9.993847	10.00%	0	2010
	7.496405	9.085128	21.19%	0	2009
	10.870847	7.496405	-31.04%	0	2008
	10.430613	10.870847	4.22%	0	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.263054	10.682066	4.08%	5,508	2010
	9.318922	10.263054	10.13%	5,508	2009
	10.529215	9.318922	-11.49%	6,158	2008
	10.412741	10.529215	1.12%	5,508	2007
	10.000000	10.412741	4.13%	5,508	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.079451	11.016702	9.30%	1,645	2010
	7.248531	10.079451	39.06%	1,645	2009
	12.029430	7.248531	-39.74%	1,863	2008
	10.712318	12.029430	12.30%	1,645	2007
	10.000000	10.712318	7.12%	1,645	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.399928	9.749596	16.07%	4,071	2010
	6.163543	8.399928	36.28%	4,071	2009
	11.251384	6.163543	-45.22%	4,224	2008
	10.240314	11.251384	9.87%	4,071	2007
	10.000000	10.240314	2.40%	4,071	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.628096	8.313029	8.98%	0	2010
	5.943759	7.628096	28.34%	0	2009
	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.606439	12.897558	11.12%	0	2010
	8.090783	11.606439	43.45%	0	2009
	11.458925	8.090783	-29.39%	0	2008
	11.311733	11.458925	1.30%	0	2007
	10.414642	11.311733	8.61%	0	2006
	10.000000	10.414642	4.15%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.648644	8.666687	13.31%	0	2010
	5.091966	7.648644	50.21%	0	2009
	10.000000	5.091966	-49.08%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.884037	9.567920	21.36%	0	2010
	6.103762	7.884037	29.17%	0	2009
	10.000000	6.103762	-38.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.865745	9.544246	21.34%	0	2010
	6.101864	7.865745	28.91%	0	2009
	10.000000	6.101864	-38.98%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.038019	9.073972	12.89%	0	2010
	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.286886	10.068809	8.42%	0	2010
	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.745895	9.652592	10.37%	0	2010
	7.172940	8.745895	21.93%	0	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.032193	10.521626	4.88%	0	2010
	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.016832	9.861439	9.37%	0	2010
	7.529554	9.016832	19.75%	0	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.466193	9.420558	11.27%	0	2010
	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.558616	10.234577	7.07%	0	2010
	8.271397	9.558616	15.56%	0	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.496231	11.034660	5.13%	0	2010
	9.825497	10.496231	6.83%	0	2009
	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.454385	10.962081	4.86%	0	2010
	9.803732	10.454385	6.64%	0	2009
	10.000000	9.803732	-1.96%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.216322	11.908183	6.17%	0	2010
	9.809519	11.216322	14.34%	0	2009
	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.163222	28.642791	13.83%	0	2010
	15.711922	25.163222	60.15%	0	2009
	38.033337	15.711922	-58.69%	0	2008
	26.677760	38.033337	42.57%	0	2007
	19.928297	26.677760	33.87%	0	2006
	15.334563	19.928297	29.96%	0	2005
	12.965751	15.334563	18.27%	0	2004
	8.018119	12.965751	61.71%	0	2003
	10.000000	8.018119	-19.82%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.346780	22.017490	13.80%	148	2010
	12.080137	19.346780	60.15%	148	2009
	29.195921	12.080137	-58.62%	148	2008
	20.442522	29.195921	42.82%	94	2007
	15.243606	20.442522	34.11%	0	2006
	11.715831	15.243606	30.11%	0	2005
	10.000000	11.715831	17.16%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.663394	13.030106	2.90%	59	2010
	12.557890	12.663394	0.84%	124	2009
	11.871603	12.557890	5.78%	429	2008
	11.282707	11.871603	5.22%	658	2007
	11.117482	11.282707	1.49%	848	2006
	10.962914	11.117482	1.41%	1,096	2005
	10.811182	10.962914	1.40%	1,525	2004
	10.793476	10.811182	0.16%	1,471	2003
	10.000000	10.793476	7.93%	192	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.917197	7.676060	10.97%	0	2010
	5.441437	6.917197	27.12%	0	2009
	10.000000	5.441437	-45.59%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.741390	13.216927	12.57%	4,675	2010
	9.399439	11.741390	24.92%	6,554	2009
	15.156029	9.399439	-37.98%	4,853	2008
	14.567394	15.156029	4.04%	14,765	2007
	12.692632	14.567394	14.77%	34,438	2006
	11.974820	12.692632	5.99%	38,978	2005
	10.694250	11.974820	11.97%	38,132	2004
	8.258329	10.694250	29.50%	13,478	2003
	10.000000	8.258329	-17.42%	1,531	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.499991	12.401429	7.84%	0	2010
	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.057478	13.265048	10.02%	0	2010
	10.000000	12.057478	20.57%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.643109	12.107314	3.99%	2,501	2010
	10.869105	11.643109	7.12%	2,501	2009
	11.777713	10.869105	-7.71%	2,501	2008
	11.382263	11.777713	3.47%	19,578	2007
	10.917368	11.382263	4.26%	19,577	2006
	10.761069	10.917368	1.45%	20,937	2005
	10.471148	10.761069	2.77%	19,237	2004
	9.881746	10.471148	5.96%	19,266	2003
	10.000000	9.881746	-1.18%	7	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.849518	12.906287	8.92%	10,309	2010
	10.128567	11.849518	16.99%	14,790	2009
	13.429454	10.128567	-24.58%	19,214	2008
	12.944368	13.429454	3.75%	33,566	2007
	11.837099	12.944368	9.35%	88,607	2006
	11.441970	11.837099	3.45%	112,920	2005
	10.637301	11.441970	7.56%	109,786	2004
	9.022930	10.637301	17.89%	108,458	2003
	10.000000	9.022930	-9.77%	14,201	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.935725	13.225322	10.80%	10,151	2010
	9.771084	11.935725	22.15%	10,177	2009
	14.503137	9.771084	-32.63%	13,283	2008
	13.914630	14.503137	4.23%	16,169	2007
	12.370239	13.914630	12.48%	22,080	2006
	11.764328	12.370239	5.15%	21,162	2005
	10.687495	11.764328	10.08%	20,391	2004
	8.593569	10.687495	24.37%	3,678	2003
	10.000000	8.593569	-14.06%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.896238	12.677101	6.56%	0	2010
	10.574487	11.896238	12.50%	0	2009
	12.675287	10.574487	-16.57%	1,157	2008
	12.194366	12.675287	3.94%	4,522	2007
	11.452631	12.194366	6.48%	4,522	2006
	11.161279	11.452631	2.61%	6,529	2005
	10.606525	11.161279	5.23%	10,974	2004
	9.499545	10.606525	11.65%	9,381	2003
	10.000000	9.499545	-5.00%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.062470	16.188594	23.93%	0	2010
	9.726775	13.062470	34.29%	0	2009
	15.590079	9.726775	-37.61%	0	2008
	14.761496	15.590079	5.61%	0	2007
	13.678614	14.761496	7.92%	0	2006
	12.425243	13.678614	10.09%	0	2005
	10.932976	12.425243	13.65%	0	2004
	8.268119	10.932976	32.23%	0	2003
	10.000000	8.268119	-17.32%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.260100	15.153732	23.60%	9	2010
	9.146332	12.260100	34.04%	31	2009
	14.694698	9.146332	-37.76%	126	2008
	13.938041	14.694698	5.43%	3,163	2007
	12.932843	13.938041	7.77%	3,354	2006
	11.768923	12.932843	9.89%	2,815	2005
	10.375878	11.768923	13.43%	1,871	2004
	7.867470	10.375878	31.88%	1,859	2003
	10.000000	7.867470	-21.33%	131	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.198721	10.015159	-1.80%	1,211	2010
	10.381305	10.198721	-1.76%	1,224	2009
	10.358854	10.381305	0.22%	4,239	2008
	10.067283	10.358854	2.90%	1,250	2007
	9.807022	10.067283	2.65%	1,697	2006
	9.726772	9.807022	0.83%	1,300	2005
	9.825341	9.726772	-1.00%	854	2004
	9.943231	9.825341	-1.19%	455	2003
	10.000000	9.943231	-0.57%	60	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.086870	9.037755	11.76%	0	2010
	6.050429	8.086870	33.66%	0	2009
	10.000000	6.050429	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.341026	10.775742	4.20%	0	2010
	8.110563	10.341026	27.50%	0	2009
	15.390481	8.110563	-47.30%	0	2008
	15.227785	15.390481	1.07%	0	2007
	12.632609	15.227785	20.54%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.188621	10.590722	3.95%	0	2010
	8.012406	10.188621	27.16%	0	2009
	15.237873	8.012406	-47.42%	0	2008
	15.111008	15.237873	0.84%	725	2007
	12.570579	15.111008	20.21%	725	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.981912	9.042175	13.28%	0	2010
	6.283783	7.981912	27.02%	0	2009
	10.000000	6.283783	-37.16%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.847341	8.688406	10.72%	1,480	2010
	6.271938	7.847341	25.12%	1,629	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.707532	9.572291	24.19%	0	2010
	6.194427	7.707532	24.43%	0	2009
	10.000000	6.194427	-38.06%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.553700	10.048939	17.48%	0	2010
	6.676263	8.553700	28.12%	0	2009
	10.000000	6.676263	-33.24%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.859001	9.655141	22.85%	0	2010
	6.292381	7.859001	24.90%	0	2009
	11.985688	6.292381	-47.50%	0	2008
	11.147533	11.985688	7.52%	488	2007
	11.022292	11.147533	1.14%	488	2006
	10.417836	11.022292	5.80%	0	2005
	9.374315	10.417836	11.13%	0	2004
	7.120591	9.374315	31.65%	0	2003
	10.000000	7.120591	-28.79%	0	2002

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.936068	14.839854	24.33%	0	2010
	9.630282	11.936068	23.94%	0	2009
	14.454630	9.630282	-33.38%	0	2008
	15.811203	14.454630	-8.58%	0	2007
	13.726409	15.811203	15.19%	0	2006
	13.560554	13.726409	1.22%	0	2005
	11.772565	13.560554	15.19%	0	2004
	7.642746	11.772565	54.04%	0	2003
	10.000000	7.642746	-23.57%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.875208	13.506996	24.20%	24	2010
	8.799104	10.875208	23.59%	100	2009
	13.235929	8.799104	-33.52%	114	2008
	14.530365	13.235929	-8.91%	112	2007
	12.635672	14.530365	14.99%	181	2006
	12.518422	12.635672	0.94%	182	2005
	10.895911	12.518422	14.89%	182	2004
	7.092082	10.895911	53.63%	187	2003
	10.000000	7.092082	-29.08%	77	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.958980	15.948087	23.07%	0	2010
	9.796837	12.958980	32.28%	0	2009
	16.140791	9.796837	-39.30%	0	2008
	16.095144	16.140791	0.28%	0	2007
	14.628336	16.095144	10.03%	0	2006
	13.262105	14.628336	10.30%	0	2005
	11.346695	13.262105	16.88%	0	2004
	8.193835	11.346695	38.48%	0	2003
	10.000000	8.193835	-18.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	13.037639	16.001336	22.73%	517	2010
	9.876263	13.037639	32.01%	530	2009
	16.315327	9.876263	-39.47%	533	2008
	16.307107	16.315327	0.05%	1,509	2007
	14.858962	16.307107	9.75%	1,483	2006
	13.508600	14.858962	10.00%	976	2005
	11.580797	13.508600	16.65%	1,037	2004
	8.386772	11.580797	38.08%	891	2003
	10.000000	8.386772	-16.13%	0	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.963792	8.854677	11.19%	0	2010
	6.459062	7.963792	23.30%	0	2009
	11.265371	6.459062	-42.66%	0	2008
	10.633632	11.265371	5.94%	0	2007
	10.000000	10.633632	6.34%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.132550	9.093061	27.49%	2,382	2010
	5.565185	7.132550	28.16%	2,382	2009
	10.000000	5.565185	-44.35%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.332676	10.392235	0.58%	0	2010
	9.823638	10.332676	5.18%	0	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.255443	14.479881	9.24%	0	2010
	10.000000	13.255443	32.55%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.902691	13.785567	6.84%	0	2010
	10.000000	12.902691	29.03%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.880958	13.726542	6.56%	4,564	2010
	10.000000	12.880958	28.81%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.877409	13.448274	4.43%	0	2010
	10.000000	12.877409	28.77%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.576270	14.322957	13.89%	0	2010
	9.167547	12.576270	37.18%	0	2009
	15.610370	9.167547	-41.27%	0	2008
	14.950567	15.610370	4.41%	0	2007
	12.935683	14.950567	15.58%	0	2006
	11.520320	12.935683	12.29%	0	2005
	10.000000	11.520320	15.20%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.402160	14.087322	13.59%	263	2010
	9.061175	12.402160	36.87%	284	2009
	15.468733	9.061175	-41.42%	291	2008
	14.853903	15.468733	4.14%	200	2007
	12.883737	14.853903	15.29%	36	2006
	11.503272	12.883737	12.00%	41	2005
	10.000000	11.503272	15.03%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.145610	16.108932	13.88%	0	2010
	10.306012	14.145610	37.26%	0	2009
	17.547258	10.306012	-41.27%	0	2008
	16.808510	17.547258	4.40%	0	2007
	14.542799	16.808510	15.58%	0	2006
	12.954963	14.542799	12.26%	0	2005
	11.070801	12.954963	17.02%	0	2004
	7.882398	11.070801	40.45%	0	2003
	10.000000	7.882398	-21.18%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.857987	15.745740	13.62%	0	2010
	10.126701	13.857987	36.85%	0	2009
	17.283111	10.126701	-41.41%	0	2008
	16.592624	17.283111	4.16%	0	2007
	14.396181	16.592624	15.26%	0	2006
	12.852222	14.396181	12.01%	0	2005
	11.009338	12.852222	16.74%	38	2004
	7.847434	11.009338	40.29%	47	2003
	10.000000	7.847434	-21.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.244616	16.054721	12.71%	567	2010
	12.250556	14.244616	16.28%	771	2009
	14.588285	12.250556	-16.02%	827	2008
	13.561689	14.588285	7.57%	832	2007
	12.878040	13.561689	5.31%	3,410	2006
	12.796223	12.878040	0.64%	3,189	2005
	12.017235	12.796223	6.48%	3,346	2004
	10.445156	12.017235	15.05%	510	2003
	10.000000	10.445156	4.45%	213	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.462431	2.773234	12.62%	0	2010
	1.978316	2.462431	24.47%	0	2009
	9.544396	1.978316	-79.27%	0	2008
	10.000000	9.544396	-4.56%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.409320	3.843925	12.75%	0	2010
	2.770401	3.409320	23.06%	0	2009
	13.228496	2.770401	-79.06%	0	2008
	13.486011	13.228496	-1.91%	0	2007
	12.549910	13.486011	7.46%	0	2006
	12.490335	12.549910	0.48%	0	2005
	11.672614	12.490335	7.01%	0	2004
	9.589075	11.672614	21.73%	0	2003
	10.000000	9.589075	-4.11%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.795054	11.141120	13.74%	921	2010
	7.793033	9.795054	25.69%	880	2009
	12.930772	7.793033	-39.73%	1,266	2008
	12.644157	12.930772	2.27%	2,881	2007
	11.219451	12.644157	12.70%	2,795	2006
	10.804249	11.219451	3.84%	3,060	2005
	10.080361	10.804249	7.18%	2,619	2004
	8.118623	10.080361	24.16%	2,006	2003
	10.000000	8.118623	-18.81%	189	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.457120	16.308260	21.19%	0	2010
	9.988549	13.457120	34.73%	0	2009
	16.361485	9.988549	-38.95%	0	2008
	16.867135	16.361485	-3.00%	0	2007
	14.935463	16.867135	12.93%	0	2006
	13.835741	14.935463	7.95%	0	2005
	11.798045	13.835741	17.27%	0	2004
	8.322115	11.798045	41.77%	0	2003
	10.000000	8.322115	-16.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.886455	9.530222	20.84%	0	2010
	5.867088	7.886455	34.42%	0	2009
	9.637457	5.867088	-39.12%	0	2008
	9.953661	9.637457	-3.18%	0	2007
	10.000000	9.953661	-0.46%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.834026	11.636134	7.40%	0	2010
	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.913226	11.272539	3.29%	0	2010
	10.000000	10.913226	9.13%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.154656	12.528965	12.32%	0	2010
	8.750441	11.154656	27.48%	0	2009
	14.536245	8.750441	-39.80%	0	2008
	15.755685	14.536245	-7.74%	0	2007
	13.841360	15.755685	13.83%	723	2006
	13.394064	13.841360	3.34%	723	2005
	12.275514	13.394064	9.11%	723	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.544690	12.473700	8.05%	0	2010
	9.432717	11.544690	22.39%	0	2009
	17.138608	9.432717	-44.96%	0	2008
	16.106843	17.138608	6.41%	0	2007
	12.841575	16.106843	25.43%	0	2006
	11.654677	12.841575	10.18%	0	2005
	10.214032	11.654677	14.10%	0	2004
	8.092505	10.214032	26.22%	0	2003
	10.000000	8.092505	-19.07%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.226351	13.889019	23.72%	0	2010
	8.691511	11.226351	29.16%	0	2009
	14.596600	8.691511	-40.46%	0	2008
	17.032143	14.596600	-14.30%	0	2007
	14.786205	17.032143	15.19%	0	2006
	14.067223	14.786205	5.11%	0	2005
	11.349685	14.067223	23.94%	0	2004
	7.723151	11.349685	46.96%	0	2003
	10.000000	7.723151	-22.77%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.471464	13.608093	18.63%	0	2010
	7.127459	11.471464	60.95%	0	2009
	11.527034	7.127459	-38.17%	0	2008
	11.125330	11.527034	3.61%	0	2007
	10.744681	11.125330	3.54%	0	2006
	10.351752	10.744681	3.80%	0	2005
	10.036380	10.351752	3.14%	0	2004
	8.182087	10.036380	22.66%	0	2003
	10.000000	8.182087	-18.18%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.448159	10.963809	4.94%	0	2010
	9.727192	10.448159	7.41%	0	2009
	11.062118	9.727192	-12.07%	0	2008
	10.707238	11.062118	3.31%	0	2007
	10.528053	10.707238	1.70%	0	2006
	10.314724	10.528053	2.07%	0	2005
	10.092718	10.314724	2.20%	0	2004
	10.000000	10.092718	0.93%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.773869	17.74%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.042699	16.237206	24.49%	0	2010
	10.000000	13.042699	30.43%	0	2009*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.450173	10.462602	10.71%	793	2010
	8.000324	9.450173	18.12%	793	2009
	13.744795	8.000324	-41.79%	203	2008
	13.356142	13.744795	2.91%	1,787	2007
	11.631635	13.356142	14.83%	2,154	2006
	11.329529	11.631635	2.67%	2,175	2005
	10.378378	11.329529	9.16%	2,175	2004
	7.999289	10.378378	29.74%	2,070	2003
	10.000000	7.999289	-20.01%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.402306	15.767546	2.37%	0	2010
	11.679711	15.402306	31.87%	1,138	2009
	25.473352	11.679711	-54.15%	1,218	2008
	24.583816	25.473352	3.62%	1,331	2007
	18.536063	24.583816	32.63%	1,382	2006
	16.206923	18.536063	14.37%	1,448	2005
	13.221403	16.206923	22.58%	1,546	2004
	9.357670	13.221403	41.29%	1,529	2003
	10.000000	9.357670	-6.42%	1,440	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.261137	9.983592	7.80%	0	2010
	6.882044	9.261137	34.57%	0	2009
	11.651943	6.882044	-40.94%	0	2008
	10.450071	11.651943	11.50%	0	2007
	10.715224	10.450071	-2.47%	0	2006
	9.505633	10.715224	12.72%	0	2005
	8.938842	9.505633	6.34%	0	2004
	7.382204	8.938842	21.09%	0	2003
	10.000000	7.382204	-26.18%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	15.016986	18.658560	24.25%	84	2010
	10.725004	15.016986	40.02%	0	2009
	17.007201	10.725004	-36.94%	185	2008
	17.068813	17.007201	-0.36%	188	2007
	15.227118	17.068813	12.09%	184	2006
	14.548506	15.227118	4.66%	275	2005
	12.448236	14.548506	16.87%	270	2004
	9.001635	12.448236	38.29%	312	2003
	10.000000	9.001635	-9.98%	220	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.027073	12.956952	7.73%	0	2010
	10.000000	12.027073	20.27%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.670781	15.648585	23.50%	0	2010
	10.325528	12.670781	22.71%	0	2009
	15.228113	10.325528	-32.19%	0	2008
	15.619056	15.228113	-2.50%	0	2007
	13.908298	15.619056	12.30%	0	2006
	13.213848	13.908298	5.26%	0	2005
	11.045519	13.213848	19.63%	0	2004
	8.167691	11.045519	35.23%	0	2003
	10.000000	8.167691	-18.32%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.952237	11.215507	12.69%	0	2010
	7.580834	9.952237	31.28%	0	2009
	11.778800	7.580834	-35.64%	0	2008
	11.135100	11.778800	5.78%	0	2007
	10.388581	11.135100	7.19%	0	2006
	10.214501	10.388581	1.70%	0	2005
	9.798463	10.214501	4.25%	0	2004
	7.922775	9.798463	23.67%	0	2003
	10.000000	7.922775	-20.77%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.623388	11.974193	12.72%	0	2010
	8.567443	10.623388	24.00%	0	2009
	13.887172	8.567443	-38.31%	0	2008
	13.443853	13.887172	3.30%	0	2007
	11.858659	13.443853	13.37%	0	2006
	11.540117	11.858659	2.76%	0	2005
	10.626826	11.540117	8.59%	0	2004
	8.434560	10.626826	25.99%	0	2003
	10.000000	8.434560	-15.65%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.899701	13.377575	12.42%	0	2010
	9.618796	11.899701	23.71%	0	2009
	15.635802	9.618796	-38.48%	360	2008
	15.174696	15.635802	3.04%	481	2007
	13.419333	15.174696	13.08%	482	2006
	13.091114	13.419333	2.51%	482	2005
	12.086579	13.091114	8.31%	486	2004
	10.000000	12.086579	20.87%	301	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.718701	10.779842	10.92%	0	2010
	8.742179	9.718701	11.17%	0	2009
	12.664364	8.742179	-30.97%	0	2008
	11.769593	12.664364	7.60%	0	2007
	10.356360	11.769593	13.65%	0	2006
	10.375127	10.356360	-0.18%	0	2005
	9.868994	10.375127	5.13%	0	2004
	8.116783	9.868994	21.59%	0	2003
	10.000000	8.116783	-18.83%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.297163	17.173774	12.27%	0	2010
	10.221432	15.297163	49.66%	0	2009
	14.091418	10.221432	-27.46%	199	2008
	13.915208	14.091418	1.27%	214	2007
	12.821805	13.915208	8.53%	205	2006
	12.772689	12.821805	0.38%	6,840	2005
	11.813141	12.772689	8.12%	6,832	2004
	9.882088	11.813141	19.54%	5,586	2003
	10.000000	9.882088	-1.18%	76	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.462551	13.272311	6.50%	0	2010
	10.542915	12.462551	18.21%	0	2009
	11.586015	10.542915	-9.00%	0	2008
	11.202462	11.586015	3.42%	0	2007
	10.957822	11.202462	2.23%	0	2006
	11.020805	10.957822	-0.57%	0	2005
	10.836266	11.020805	1.70%	0	2004
	10.550383	10.836266	2.71%	0	2003
	10.000000	10.550383	5.50%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.358380	13.134392	6.28%	543	2010
	10.479097	12.358380	17.93%	1,027	2009
	11.548894	10.479097	-9.26%	1,383	2008
	11.192439	11.548894	3.18%	5,293	2007
	10.972720	11.192439	2.00%	5,420	2006
	11.069722	10.972720	-0.88%	7,420	2005
	10.915982	11.069722	1.41%	7,657	2004
	10.648970	10.915982	2.51%	6,594	2003
	10.000000	10.648970	6.49%	57	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.944883	10.199733	14.03%	0	2010
	6.863093	8.944883	30.33%	0	2009
	10.905227	6.863093	-37.07%	0	2008
	9.347556	10.905227	16.66%	0	2007
	8.912832	9.347556	4.88%	0	2006
	8.748666	8.912832	1.88%	0	2005
	8.420677	8.748666	3.90%	0	2004
	6.966630	8.420677	20.87%	0	2003
	8.404069	6.966630	-17.10%	0	2002
	9.258620	8.404069	-9.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.229978	9.372218	13.88%	0	2010
	6.332659	8.229978	29.96%	0	2009
	10.072443	6.332659	-37.13%	0	2008
	8.653558	10.072443	16.40%	0	2007
	8.260748	8.653558	4.76%	0	2006
	8.126303	8.260748	1.65%	0	2005
	7.838131	8.126303	3.68%	448	2004
	6.491083	7.838131	20.75%	448	2003
	7.857029	6.491083	-17.39%	448	2002
	8.664593	7.857029	-9.32%	448	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.739414	12.031465	12.03%	0	2010
	8.485916	10.739414	26.56%	0	2009
	12.146802	8.485916	-30.14%	0	2008
	10.729162	12.146802	13.21%	0	2007
	10.193323	10.729162	5.26%	0	2006
	9.992412	10.193323	2.01%	0	2005
	9.662909	9.992412	3.41%	0	2004
	8.349785	9.662909	15.73%	0	2003
	9.333512	8.349785	-10.54%	0	2002
	9.932061	9.333512	-6.03%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.053846	11.245847	11.86%	0	2010
	7.955273	10.053846	26.38%	0	2009
	11.401022	7.955273	-30.22%	0	2008
	10.086495	11.401022	13.03%	0	2007
	9.591644	10.086495	5.16%	0	2006
	9.415924	9.591644	1.87%	0	2005
	9.121127	9.415924	3.23%	392	2004
	7.897938	9.121127	15.49%	392	2003
	8.845533	7.897938	-10.71%	392	2002
	9.426464	8.845533	-6.16%	392	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.045101	11.632965	15.81%	0	2010
	7.397087	10.045101	35.80%	0	2009
	11.423201	7.397087	-35.25%	0	2008
	10.688535	11.423201	6.87%	0	2007
	9.754106	10.688535	9.58%	0	2006
	9.409588	9.754106	3.66%	0	2005
	9.093847	9.409588	3.47%	0	2004
	7.883407	9.093847	15.35%	0	2003
	8.802684	7.883407	-10.44%	0	2002
	9.126937	8.802684	-3.55%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.377611	11.994379	15.58%	0	2010
	7.643853	10.377611	35.76%	0	2009
	11.826797	7.643853	-35.37%	0	2008
	11.084405	11.826797	6.70%	0	2007
	10.128133	11.084405	9.44%	0	2006
	9.778093	10.128133	3.58%	0	2005
	9.474768	9.778093	3.20%	0	2004
	8.221740	9.474768	15.24%	0	2003
	9.198506	8.221740	-10.62%	0	2002
	9.551627	9.198506	-3.70%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.286622	8.443889	15.88%	0	2010
	5.462205	7.286622	33.40%	0	2009
	9.462954	5.462205	-42.28%	0	2008
	9.017763	9.462954	4.94%	0	2007
	8.059441	9.017763	11.89%	0	2006
	6.786923	8.059441	18.75%	0	2005
	6.827805	6.786923	-0.60%	0	2004
	5.557221	6.827805	22.86%	0	2003
	6.102994	5.557221	-8.94%	0	2002
	8.710698	6.102994	-29.94%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.176873	8.311165	15.80%	0	2010
	5.384970	7.176873	33.28%	0	2009
	9.354540	5.384970	-42.43%	16	2008
	8.930807	9.354540	4.74%	30	2007
	7.994275	8.930807	11.72%	30	2006
	6.748992	7.994275	18.45%	30	2005
	6.789155	6.748992	-0.59%	30	2004
	5.537548	6.789155	22.60%	30	2003
	6.102986	5.537548	-9.26%	193	2002
	8.710696	6.102986	-29.94%	179	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.162336	10.349822	12.96%	0	2010
	7.179087	9.162336	27.63%	0	2009
	12.766716	7.179087	-43.77%	0	2008
	12.826841	12.766716	-0.47%	0	2007
	10.882666	12.826841	17.86%	0	2006
	10.483561	10.882666	3.81%	0	2005
	9.589583	10.483561	9.32%	0	2004
	7.502801	9.589583	27.81%	0	2003
	9.209865	7.502801	-18.54%	0	2002
	9.887701	9.209865	-6.86%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.880910	11.144963	12.79%	626	2010
	7.750903	9.880910	27.48%	5,684	2009
	13.809540	7.750903	-43.87%	5,686	2008
	13.894472	13.809540	-0.61%	5,704	2007
	11.803303	13.894472	17.72%	5,789	2006
	11.390621	11.803303	3.62%	5,972	2005
	10.433268	11.390621	9.18%	6,291	2004
	8.174911	10.433268	27.63%	5,869	2003
	10.053575	8.174911	-18.69%	854	2002
	10.809109	10.053575	-6.99%	564	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.999548	9.002919	12.54%	0	2010
	6.409482	7.999548	24.81%	0	2009
	11.216071	6.409482	-42.85%	0	2008
	10.204038	11.216071	9.92%	0	2007
	9.198965	10.204038	10.93%	0	2006
	8.715733	9.198965	5.54%	0	2005
	8.396879	8.715733	3.80%	0	2004
	6.921584	8.396879	21.31%	0	2003
	8.465285	6.921584	-18.24%	0	2002
	9.463349	8.465285	-10.55%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.141531	9.153508	12.43%	0	2010
	6.530683	8.141531	24.67%	0	2009
	11.452389	6.530683	-42.98%	71	2008
	10.432351	11.452389	9.78%	100	2007
	9.417702	10.432351	10.77%	100	2006
	8.933584	9.417702	5.42%	100	2005
	8.625527	8.933584	3.57%	100	2004
	7.118972	8.625527	21.16%	129	2003
	8.722653	7.118972	-18.39%	0	2002
	9.767914	8.722653	-10.70%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.919392	8.425317	21.76%	0	2010
	5.501308	6.919392	25.78%	0	2009
	10.622879	5.501308	-48.21%	0	2008
	8.531643	10.622879	24.51%	0	2007
	8.143786	8.531643	4.76%	0	2006
	7.851401	8.143786	3.72%	0	2005
	7.746584	7.851401	1.35%	0	2004
	5.943919	7.746584	30.33%	0	2003
	8.676331	5.943919	-31.49%	0	2002
	10.745932	8.676331	-19.26%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.351800	6.506319	21.57%	315	2010
	4.261060	5.351800	25.60%	8,459	2009
	8.239585	4.261060	-48.29%	8,512	2008
	6.628544	8.239585	24.30%	8,518	2007
	6.336678	6.628544	4.61%	8,623	2006
	6.119069	6.336678	3.56%	8,590	2005
	6.045641	6.119069	1.21%	8,554	2004
	4.647220	6.045641	30.09%	8,881	2003
	6.792973	4.647220	-31.59%	842	2002
	8.427664	6.792973	-19.40%	322	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.165924	9.993814	22.38%	0	2010
	5.954303	8.165924	37.14%	0	2009
	11.866543	5.954303	-49.82%	0	2008
	10.289484	11.866543	15.33%	0	2007
	9.668552	10.289484	6.42%	0	2006
	9.122396	9.668552	5.99%	0	2005
	8.431975	9.122396	8.19%	0	2004
	6.584039	8.431975	28.07%	0	2003
	9.106626	6.584039	-27.70%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.985414	9.772344	22.38%	0	2010
	5.839408	7.985414	36.75%	0	2009
	11.644150	5.839408	-49.85%	432	2008
	10.113365	11.644150	15.14%	2,295	2007
	9.514603	10.113365	6.29%	2,719	2006
	8.996963	9.514603	5.75%	2,760	2005
	8.336121	8.996963	7.93%	2,765	2004
	6.518935	8.336121	27.88%	2,491	2003
	9.051359	6.518935	-27.98%	11	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.924303	11.083838	11.68%	0	2010
	7.032682	9.924303	41.12%	0	2009
	9.561872	7.032682	-26.45%	0	2008
	9.490940	9.561872	0.75%	0	2007
	8.697158	9.490940	9.13%	0	2006
	8.642570	8.697158	0.63%	0	2005
	8.043859	8.642570	7.44%	0	2004
	6.454537	8.043859	24.62%	0	2003
	6.346563	6.454537	1.70%	0	2002
	7.340109	6.346563	-13.54%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.666684	11.900886	11.57%	118	2010
	7.575159	10.666684	40.81%	209	2009
	10.310105	7.575159	-26.53%	209	2008
	10.245047	10.310105	0.64%	209	2007
	9.401143	10.245047	8.98%	353	2006
	9.361387	9.401143	0.42%	336	2005
	8.719597	9.361387	7.36%	609	2004
	7.008707	8.719597	24.41%	554	2003
	6.912752	7.008707	1.39%	602	2002
	7.998127	6.912752	-13.57%	516	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.106888	11.288066	11.69%	0	2010
	7.175914	10.106888	40.84%	36	2009
	9.772189	7.175914	-26.57%	115	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.106888	11.288066	11.69%	0	2010
	7.175914	10.106888	40.84%	36	2009
	9.772189	7.175914	-26.57%	115	2008
	10.000000	9.772189	-2.28%	115	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	8.036349	9.072797	12.90%	0	2010
	6.467152	8.036349	24.26%	0	2009
	10.458899	6.467152	-38.17%	0	2008
	10.107339	10.458899	3.48%	0	2007
	8.897759	10.107339	13.59%	0	2006
	8.647811	8.897759	2.89%	0	2005
	7.965268	8.647811	8.57%	0	2004
	6.319850	7.965268	26.04%	0	2003
	8.281718	6.319850	-23.69%	253	2002
	9.600631	8.281718	-13.74%	253	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.763716	15.621612	5.81%	0	2010
	12.998203	14.763716	13.58%	0	2009
	13.687998	12.998203	-5.04%	0	2008
	13.366328	13.687998	2.41%	0	2007
	13.050019	13.366328	2.42%	0	2006
	13.010162	13.050019	0.31%	0	2005
	12.689987	13.010162	2.52%	119	2004
	12.289609	12.689987	3.26%	119	2003
	11.347517	12.289609	8.30%	221	2002
	10.660253	11.347517	6.45%	221	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	29.159767	36.835902	26.32%	52	2010
	21.218595	29.159767	37.43%	52	2009
	35.739414	21.218595	-40.63%	52	2008
	31.533180	35.739414	13.34%	52	2007
	28.533447	31.533180	10.51%	52	2006
	24.592617	28.533447	16.02%	52	2005
	20.081308	24.592617	22.47%	52	2004
	14.769497	20.081308	35.96%	52	2003
	16.700753	14.769497	-11.56%	0	2002
	17.609700	16.700753	-5.16%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.144276	22.897212	26.20%	298	2010
	13.227852	18.144276	37.17%	1,614	2009
	22.316452	13.227852	-40.73%	2,141	2008
	19.715361	22.316452	13.19%	6,753	2007
	17.869580	19.715361	10.33%	6,762	2006
	15.426119	17.869580	15.84%	6,489	2005
	12.608040	15.426119	22.35%	6,466	2004
	9.291367	12.608040	35.70%	6,116	2003
	10.521373	9.291367	-11.69%	239	2002
	11.111453	10.521373	-5.31%	166	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.516096	11.330517	-1.61%	0	2010
	11.649180	11.516096	-1.14%	0	2009
	11.519883	11.649180	1.12%	0	2008
	11.160093	11.519883	3.22%	0	2007
	10.839718	11.160093	2.96%	0	2006
	10.717294	10.839718	1.14%	0	2005
	10.789117	10.717294	-0.67%	0	2004
	10.883777	10.789117	-0.87%	0	2003
	10.904248	10.883777	-0.19%	0	2002
	10.668284	10.904248	2.21%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.410369	11.545522	10.90%	0	2010
	8.388788	10.410369	24.10%	0	2009
	15.226259	8.388788	-44.91%	0	2008
	13.237106	15.226259	15.03%	0	2007
	11.433861	13.237106	15.77%	0	2006
	9.791143	11.433861	16.78%	0	2005
	8.790049	9.791143	11.39%	0	2004
	6.253645	8.790049	40.56%	0	2003
	7.998921	6.253645	-21.82%	0	2002
	10.353122	7.998921	-22.74%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.308168	9.200786	10.74%	961	2010
	6.706357	8.308168	23.88%	961	2009
	12.193119	6.706357	-45.00%	0	2008
	10.614142	12.193119	14.88%	0	2007
	9.181791	10.614142	15.60%	0	2006
	7.875151	9.181791	16.59%	0	2005
	7.080823	7.875151	11.22%	0	2004
	5.043543	7.080823	40.39%	0	2003
	6.460260	5.043543	-21.93%	163	2002
	8.349928	6.460260	-22.63%	163	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.602372	12.848501	10.74%	297	2010
	9.366945	11.602372	23.87%	0	2009
	17.026073	9.366945	-44.98%	16	2008
	14.820340	17.026073	14.88%	0	2007
	12.815973	14.820340	15.64%	0	2006
	10.995945	12.815973	16.55%	0	2005
	10.000000	10.995945	9.96%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.711038	12.990025	10.92%	0	2010
	9.432979	11.711038	24.15%	0	2009
	17.125508	9.432979	-44.92%	0	2008
	14.885896	17.125508	15.05%	0	2007
	12.857728	14.885896	15.77%	0	2006
	11.014788	12.857728	16.73%	0	2005
	10.000000	11.014788	10.15%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.527374	11.009480	15.56%	0	2010
	6.819359	9.527374	39.71%	0	2009
	12.994721	6.819359	-47.52%	0	2008
	12.982246	12.994721	0.10%	0	2007
	11.545620	12.982246	12.44%	0	2006
	11.088140	11.545620	4.13%	0	2005
	10.170949	11.088140	9.02%	0	2004
	7.728826	10.170949	31.60%	0	2003
	9.348779	7.728826	-17.33%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.405073	10.848154	15.34%	0	2010
	6.743156	9.405073	39.48%	0	2009
	12.866783	6.743156	-47.59%	0	2008
	12.871168	12.866783	-0.03%	0	2007
	11.461651	12.871168	12.30%	0	2006
	11.033056	11.461651	3.88%	0	2005
	10.133566	11.033056	8.88%	0	2004
	7.719319	10.133566	31.28%	0	2003
	9.348792	7.719319	-17.43%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.047669	14.953263	24.12%	0	2010
	7.798606	12.047669	54.48%	0	2009
	16.274758	7.798606	-52.08%	0	2008
	15.703833	16.274758	3.64%	0	2007
	13.768805	15.703833	14.05%	0	2006
	13.678145	13.768805	0.66%	0	2005
	12.225825	13.678145	11.88%	0	2004
	7.893955	12.225825	`54.88%	0	2003
	10.000000	7.893955	-21.06%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.251897	13.952671	24.00%	142	2010
	7.294820	11.251897	54.25%	1,576	2009
	15.257827	7.294820	-52.19%	1,816	2008
	14.744700	15.257827	3.48%	1,766	2007
	12.948932	14.744700	13.87%	1,787	2006
	12.879736	12.948932	0.54%	1,775	2005
	11.527181	12.879736	11.73%	1,756	2004
	7.463060	11.527181	54.46%	1,762	2003
	10.000000	7.463060	-25.37%	81	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.070883	13.141626	18.70%	0	2010
	9.585508	11.070883	15.50%	0	2009
	13.368270	9.585508	-28.30%	0	2008
	13.958629	13.368270	-4.23%	0	2007
	12.110333	13.958629	15.26%	0	2006
	11.899730	12.110333	1.77%	0	2005
	10.897961	11.899730	9.19%	0	2004
	8.891102	10.897961	22.57%	0	2003
	10.000000	8.891102	-11.09%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.403837	9.094250	8.22%	0	2010
	6.573599	8.403837	27.84%	0	2009
	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.661018	14.571698	6.67%	0	2010
	10.134211	13.661018	34.80%	0	2009
	17.276909	10.134211	-41.34%	0	2008
	15.203815	17.276909	13.64%	0	2007
	12.727892	15.203815	19.45%	0	2006
	11.737447	12.727892	8.44%	0	2005
	10.059988	11.737447	16.67%	0	2004
	7.732372	10.059988	30.10%	0	2003
	10.000000	7.732372	-22.68%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.175627	9.244650	13.08%	0	2010
	6.900137	8.175627	18.48%	0	2009
	12.253771	6.900137	-43.69%	247	2008
	11.174865	12.253771	9.65%	260	2007
	10.734628	11.174865	4.10%	263	2006
	10.072327	10.734628	6.58%	279	2005
	9.650995	10.072327	4.37%	266	2004
	7.611469	9.650995	26.80%	166	2003
	10.000000	7.611469	-23.89%	80	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.346603	13.228181	16.58%	0	2010
	8.119938	11.346603	39.74%	0	2009
	15.617877	8.119938	-48.01%	0	2008
	14.356934	15.617877	8.78%	0	2007
	12.553016	14.356934	14.37%	0	2006
	11.668130	12.553016	7.58%	0	2005
	10.292675	11.668130	13.36%	0	2004
	7.747245	10.292675	32.86%	0	2003
	10.000000	7.747245	-22.53%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.572814	12.294294	16.28%	0	2010
	7.586506	10.572814	39.36%	0	2009
	14.620029	7.586506	-48.11%	0	2008
	13.475663	14.620029	8.49%	0	2007
	11.809212	13.475663	14.11%	0	2006
	11.010863	11.809212	7.25%	0	2005
	10.000000	11.010863	10.11%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.875677	10.619297	7.53%	0	2010
	7.842555	9.875677	25.92%	0	2009
	11.438347	7.842555	-31.44%	0	2008
	10.780129	11.438347	6.11%	0	2007
	10.000000	10.780129	7.80%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.789003	10.496643	7.23%	0	2010
	7.792881	9.789003	25.61%	1,411	2009
	11.395165	7.792881	-31.61%	1,462	2008
	10.763115	11.395165	5.87%	7,309	2007
	10.000000	10.763115	7.63%	7,372	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.332591	18.051858	10.53%	0	2010
	12.334246	16.332591	32.42%	0	2009
	21.137740	12.334246	-41.65%	24	2008
	18.819402	21.137740	12.32%	24	2007
	14.992880	18.819402	25.52%	24	2006
	12.977278	14.992880	15.53%	24	2005
	10.688198	12.977278	21.42%	82	2004
	8.467863	10.688198	26.22%	155	2003
	10.000000	8.467863	-15.32%	72	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.277940	14.871694	12.00%	0	2010
	10.389350	13.277940	27.80%	0	2009
	14.808887	10.389350	-29.84%	0	2008
	13.774202	14.808887	7.51%	0	2007
	12.614913	13.774202	9.19%	0	2006
	11.942419	12.614913	5.63%	0	2005
	10.690301	11.942419	11.71%	0	2004
	8.554923	10.690301	24.96%	0	2003
	10.000000	8.554923	-14.45%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.982615	10.541578	17.36%	675	2010
	5.525061	8.982615	62.58%	675	2009
	11.063014	5.525061	-50.06%	281	2008
	9.664176	11.063014	14.47%	481	2007
	9.594031	9.664176	0.73%	463	2006
	9.080734	9.594031	5.65%	454	2005
	8.664670	9.080734	4.80%	438	2004
	6.949106	8.664670	24.69%	312	2003
	10.000000	6.949106	-30.51%	87	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.489249	11.911271	13.56%	1,425	2010
	8.322687	10.489249	26.03%	759	2009
	13.208818	8.322687	-36.99%	975	2008
	13.780004	13.208818	-4.15%	992	2007
	12.097905	13.780004	13.90%	1,000	2006
	11.838721	12.097905	2.19%	931	2005
	10.271687	11.838721	15.26%	865	2004
	8.002755	10.271687	28.35%	473	2003
	10.000000	8.002755	-19.97%	390	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.817371	12.605139	6.67%	0	2010
	10.000000	11.817371	18.17%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.507349	10.465513	10.08%	0	2010
	6.963929	9.507349	36.52%	0	2009
	11.259021	6.963929	-38.15%	0	2008
	10.333176	11.259021	8.96%	1,437	2007
	9.810788	10.333176	5.32%	1,830	2006
	9.589837	9.810788	2.30%	1,904	2005
	8.965061	9.589837	6.97%	1,904	2004
	7.449891	8.965061	20.34%	2,193	2003
	10.000000	7.449891	-25.50%	0	2002**

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.819845	8.648676	26.82%	1,077	2010
	4.919200	6.819845	38.64%	886	2009
	10.354430	4.919200	-52.49%	869	2008
	9.634475	10.354430	7.47%	2,611	2007
	9.595207	9.634475	0.41%	3,034	2006
	9.503980	9.595207	0.96%	3,039	2005
	8.465824	9.503980	12.26%	3,018	2004
	6.313833	8.465824	34.08%	2,928	2003
	10.000000	6.313833	-36.86%	203	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.670948	14.238026	33.43%	0	2010
	6.673177	10.670948	59.91%	0	2009
	11.242059	6.673177	-40.64%	12	2008
	11.202997	11.242059	0.35%	22	2007
	10.106782	11.202997	10.85%	22	2006
	9.803475	10.106782	3.09%	43	2005
	9.404330	9.803475	4.24%	43	2004
	7.180791	9.404330	30.97%	188	2003
	10.000000	7.180791	-28.19%	175	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.161823	13.275860	9.16%	200	2010
	10.119170	12.161823	20.19%	200	2009
	15.329495	10.119170	-33.99%	1,368	2008
	14.517581	15.329495	5.59%	6,434	2007
	12.273605	14.517581	18.28%	14,729	2006
	11.744736	12.273605	4.50%	6,427	2005
	10.421083	11.744736	12.70%	6,423	2004
	8.513884	10.421083	22.40%	6,413	2003
	10.000000	8.513884	-14.86%	80	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.709979	7.10%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.994164	11.929577	8.51%	0	2010
	8.916739	10.994164	23.30%	0	2009
	12.809404	8.916739	-31.66%	0	2008
	12.210777	12.809404	4.90%	0	2007
	11.266346	12.210777	8.38%	0	2006
	11.037049	11.266346	2.08%	0	2005
	10.614743	11.037049	3.98%	0	2004
	9.220648	10.614743	15.12%	0	2003
	10.000000	9.220648	-7.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.656892	12.850531	20.58%	0	2010
	8.261487	10.656892	28.99%	0	2009
	13.900153	8.261487	-40.57%	0	2008
	13.161539	13.900153	5.61%	0	2007
	11.792951	13.161539	11.61%	0	2006
	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.396141	13.767110	11.06%	0	2010
	10.000000	12.396141	23.96%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.068158	9.970101	9.95%	0	2010
	7.486222	9.068158	21.13%	0	2009
	10.861614	7.486222	-31.08%	0	2008
	10.427094	10.861614	4.17%	0	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.243901	10.656705	4.03%	0	2010
	9.306266	10.243901	10.08%	0	2009
	10.520262	9.306266	-11.54%	0	2008
	10.409221	10.520262	1.07%	0	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.060622	10.990536	9.24%	0	2010
	7.238672	10.060622	38.98%	0	2009
	12.019214	7.238672	-39.77%	0	2008
	10.708700	12.019214	12.24%	0	2007
	10.000000	10.708700	7.09%	5,579	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.384221	9.726409	16.01%	0	2010
	6.155155	8.384221	36.21%	0	2009
	11.241811	6.155155	-45.25%	0	2008
	10.236847	11.241811	9.82%	0	2007
	10.000000	10.236847	2.37%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.617747	8.297526	8.92%	0	2010
	5.938710	7.617747	28.27%	0	2009
	9.769577	5.938710	-39.21%	0	2008
	10.000000	9.769577	-2.30%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.578896	12.860404	11.07%	0	2010
	8.075684	11.578896	43.38%	0	2009
	11.443376	8.075684	-29.43%	0	2008
	11.302178	11.443376	1.25%	0	2007
	10.411135	11.302178	8.56%	0	2006
	10.000000	10.411135	4.11%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.642153	8.654916	13.25%	0	2010
	5.090232	7.642153	50.13%	0	2009
	10.000000	5.090232	-49.10%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.877335	9.554930	21.30%	0	2010
	6.101676	7.877335	29.10%	0	2009
	10.000000	6.101676	-38.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.859069	9.531298	21.28%	0	2010
	6.099785	7.859069	28.84%	0	2009
	10.000000	6.099785	-39.00%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.031170	9.061628	12.83%	0	2010
	6.333434	8.031170	26.81%	0	2009
	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.278998	10.055121	8.36%	0	2010
	7.889996	9.278998	17.60%	0	2009
	10.000000	7.889996	-21.10%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.738475	9.639496	10.31%	0	2010
	7.170498	8.738475	21.87%	0	2009
	10.000000	7.170498	-28.30%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.023671	10.507326	4.83%	0	2010
	9.036060	10.023671	10.93%	0	2009
	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.009172	9.848044	9.31%	0	2010
	7.526994	9.009172	19.69%	0	2009
	10.000000	7.526994	-24.73%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.458991	9.407764	11.22%	0	2010
	6.808767	8.458991	24.24%	0	2009
	10.000000	6.808767	-31.91%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.550512	10.220701	7.02%	0	2010
	8.268590	9.550512	15.50%	0	2009
	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.487319	11.019685	5.08%	0	2010
	9.822155	10.487319	6.77%	0	2009
	10.000000	9.822155	-1.78%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.445512	10.947201	4.80%	0	2010
	9.800405	10.445512	6.58%	0	2009
	10.000000	9.800405	-2.00%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.206811	11.892035	6.11%	0	2010
	9.806200	11.206811	14.28%	0	2009
	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	25.062463	28.513610	13.77%	144	2010
	15.656969	25.062463	60.07%	144	2009
	37.919704	15.656969	-58.71%	168	2008
	26.611662	37.919704	42.49%	168	2007
	19.889020	26.611662	33.80%	168	2006
	15.312114	19.889020	29.89%	168	2005
	12.953381	15.312114	18.21%	216	2004
	8.014539	12.953381	61.62%	82	2003
	10.000000	8.014539	-19.85%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.291051	21.942915	13.75%	62	2010
	12.051474	19.291051	60.07%	62	2009
	29.141566	12.051474	-58.65%	118	2008
	20.414905	29.141566	42.75%	122	2007
	15.230741	20.414905	34.04%	121	2006
	11.711869	15.230741	30.05%	111	2005
	10.000000	11.711869	17.12%	28	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.612740	12.971386	2.84%	851	2010
	12.514022	12.612740	0.79%	472	2009
	11.836154	12.514022	5.73%	149	2008
	11.254768	11.836154	5.17%	161	2007
	11.095580	11.254768	1.43%	148	2006
	10.946880	11.095580	1.36%	526	2005
	10.800866	10.946880	1.35%	516	2004
	10.788663	10.800866	0.11%	670	2003
	10.000000	10.788663	7.89%	580	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.911330	7.665647	10.91%	0	2010
	5.439586	6.911330	27.06%	0	2009
	10.000000	5.439586	-45.60%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.694377	13.157311	12.51%	1,531	2010
	9.366568	11.694377	24.85%	1,101	2009
	15.110749	9.366568	-38.01%	1,969	2008
	14.531306	15.110749	3.99%	2,357	2007
	12.667598	14.531306	14.71%	2,959	2006
	11.957267	12.667598	5.94%	3,021	2005
	10.684013	11.957267	11.92%	3,571	2004
	8.254633	10.684013	29.43%	1,350	2003
	10.000000	8.254633	-17.45%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.496080	12.390907	7.78%	2,027	2010
	10.000000	11.496080	14.96%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.053380	13.253792	9.96%	0	2010
	10.000000	12.053380	20.53%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.596455	12.052666	3.93%	0	2010
	10.831067	11.596455	7.07%	4,801	2009
	11.742474	10.831067	-7.76%	6,935	2008
	11.354025	11.742474	3.42%	28,687	2007
	10.895823	11.354025	4.21%	29,740	2006
	10.745299	10.895823	1.40%	33,830	2005
	10.461131	10.745299	2.72%	35,036	2004
	9.877327	10.461131	5.91%	35,051	2003
	10.000000	9.877327	-1.23%	7	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.802083	12.848089	8.86%	3,053	2010
	10.093157	11.802083	16.93%	3,947	2009
	13.389338	10.093157	-24.62%	3,947	2008
	12.912322	13.389338	3.69%	4,572	2007
	11.813791	12.912322	9.30%	42,665	2006
	11.425240	11.813791	3.40%	75,652	2005
	10.627147	11.425240	7.51%	47,926	2004
	9.018901	10.627147	17.83%	57,276	2003
	10.000000	9.018901	-9.81%	11,959	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.887910	13.165644	10.75%	1,648	2010
	9.736902	11.887910	22.09%	8,019	2009
	14.459775	9.736902	-32.66%	8,972	2008
	13.880141	14.459775	4.18%	8,671	2007
	12.345850	13.880141	12.43%	10,706	2006
	11.747107	12.345850	5.10%	11,151	2005
	10.677275	11.747107	10.02%	11,232	2004
	8.589729	10.677275	24.30%	4,050	2003
	10.000000	8.589729	-14.10%	1,673	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.848613	12.619928	6.51%	403	2010
	10.537516	11.848613	12.44%	2,916	2009
	12.637415	10.537516	-16.62%	3,020	2008
	12.164163	12.637415	3.89%	3,745	2007
	11.430069	12.164163	6.42%	3,879	2006
	11.144942	11.430069	2.56%	4,015	2005
	10.596394	11.144942	5.18%	4,156	2004
	9.495299	10.596394	11.60%	12,501	2003
	10.000000	9.495299	-5.05%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	13.012148	16.118039	23.87%	0	2010
	9.694229	13.012148	34.23%	0	2009
	15.545851	9.694229	-37.64%	0	2008
	14.727155	15.545851	5.56%	0	2007
	13.653719	14.727155	7.86%	0	2006
	12.408932	13.653719	10.03%	0	2005
	10.924188	12.408932	13.59%	0	2004
	8.265677	10.924188	32.16%	0	2003
	10.000000	8.265677	-17.34%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.212259	15.086929	23.54%	594	2010
	9.115285	12.212259	33.98%	594	2009
	14.652309	9.115285	-37.79%	196	2008
	13.904956	14.652309	5.37%	294	2007
	12.908704	13.904956	7.72%	286	2006
	11.752914	12.908704	9.83%	285	2005
	10.367048	11.752914	13.37%	278	2004
	7.864778	10.367048	31.82%	201	2003
	10.000000	7.864778	-21.35%	77	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.157691	9.969790	-1.85%	746	2010
	10.344807	10.157691	-1.81%	899	2009
	10.327695	10.344807	0.17%	538	2008
	10.042144	10.327695	2.84%	574	2007
	9.787501	10.042144	2.60%	1,383	2006
	9.712341	9.787501	0.77%	567	2005
	9.815763	9.712341	-1.05%	411	2004
	9.938597	9.815763	-1.24%	327	2003
	10.000000	9.938597	-0.61%	121	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.080005	9.025504	11.70%	0	2010
	6.048367	8.080005	33.59%	0	2009
	10.000000	6.048367	-39.52%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.311252	10.739249	4.15%	0	2010
	8.091321	10.311252	27.44%	0	2009
	15.361823	8.091321	-47.33%	0	2008
	15.207216	15.361823	1.02%	0	2007
	12.621950	15.207216	20.48%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.159263	10.554825	3.89%	0	2010
	7.993388	10.159263	27.10%	0	2009
	15.209482	7.993388	-47.44%	0	2008
	15.090586	15.209482	0.79%	0	2007
	12.559962	15.090586	20.15%	0	2006
	11.445372	12.559962	9.74%	0	2005
	10.000000	11.445372	14.45%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.975139	9.029911	13.23%	0	2010
	6.281640	7.975139	26.96%	0	2009
	10.000000	6.281640	-37.18%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.840677	8.676601	10.66%	0	2010
	6.269802	7.840677	25.05%	1,040	2009
	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.700979	9.559284	24.13%	0	2010
	6.192315	7.700979	24.36%	0	2009
	10.000000	6.192315	-38.08%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.546437	10.035290	17.42%	0	2010
	6.673995	8.546437	28.06%	0	2009
	10.000000	6.673995	-33.26%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.827513	9.611576	22.79%	68	2010
	6.270366	7.827513	24.83%	143	2009
	11.949852	6.270366	-47.53%	415	2008
	11.119895	11.949852	7.46%	370	2007
	11.000556	11.119895	1.08%	370	2006
	10.402570	11.000556	5.75%	360	2005
	9.365343	10.402570	11.08%	341	2004
	7.117400	9.365343	31.58%	300	2003
	10.000000	7.117400	-28.83%	95	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.890085	14.775164	24.26%	0	2010
	9.598063	11.890085	23.88%	0	2009
	14.413631	9.598063	-33.41%	0	2008
	15.774436	14.413631	-8.63%	0	2007
	13.701447	15.774436	15.13%	0	2006
	13.542771	13.701447	1.17%	0	2005
	11.763110	13.542771	15.13%	0	2004
	7.640492	11.763110	53.96%	0	2003
	10.000000	7.640492	-23.60%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.832817	13.447495	24.14%	240	2010
	8.769267	10.832817	23.53%	240	2009
	13.197787	8.769267	-33.56%	450	2008
	14.495916	13.197787	-8.96%	431	2007
	12.612114	14.495916	14.94%	415	2006
	12.501429	12.612114	0.89%	385	2005
	10.886662	12.501429	14.83%	353	2004
	7.089658	10.886662	53.56%	163	2003
	10.000000	7.089658	-29.10%	85	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.909093	15.878611	23.00%	0	2010
	9.764076	12.909093	32.21%	0	2009
	16.095021	9.764076	-39.33%	0	2008
	16.057728	16.095021	0.23%	0	2007
	14.601749	16.057728	9.97%	0	2006
	13.244715	14.601749	10.25%	0	2005
	11.337586	13.244715	16.82%	0	2004
	8.191417	11.337586	38.41%	0	2003
	10.000000	8.191417	-18.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.985422	15.929152	22.67%	0	2010
	9.841713	12.985422	31.94%	0	2009
	16.266565	9.841713	-39.50%	10	2008
	16.266705	16.266565	0.00%	19	2007
	14.829689	16.266705	9.69%	19	2006
	13.488832	14.829689	9.94%	19	2005
	11.569732	13.488832	16.59%	19	2004
	8.383023	11.569732	38.01%	19	2003
	10.000000	8.383023	-16.17%	9	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.948908	8.833634	11.13%	0	2010
	6.450278	7.948908	23.23%	123	2009
	11.255804	6.450278	-42.69%	0	2008
	10.630055	11.255804	5.89%	0	2007
	10.000000	10.630055	6.30%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.126472	9.080691	27.42%	0	2010
	5.563279	7.126472	28.10%	0	2009
	10.000000	5.563279	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.323906	10.378124	0.53%	0	2010
	9.820295	10.323906	5.13%	0	2009
	10.000000	9.820295	-1.80%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.250943	14.467598	9.18%	0	2010
	10.000000	13.250943	32.51%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.898308	13.773876	6.79%	0	2010
	10.000000	12.898308	28.98%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.876575	13.714900	6.51%	1,405	2010
	10.000000	12.876575	28.77%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.873037	13.436871	4.38%	0	2010
	10.000000	12.873037	28.73%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.540030	14.274421	13.83%	0	2010
	9.145791	12.540030	37.11%	0	2009
	15.581291	9.145791	-41.30%	0	2008
	14.930364	15.581291	4.36%	0	2007
	12.924763	14.930364	15.52%	0	2006
	11.516436	12.924763	12.23%	0	2005
	10.000000	11.516436	15.16%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.366446	14.039617	13.53%	100	2010
	9.039684	12.366446	36.80%	226	2009
	15.439925	9.039684	-41.45%	273	2008
	14.833818	15.439925	4.09%	244	2007
	12.872847	14.833818	15.23%	255	2006
	11.499389	12.872847	11.94%	240	2005
	10.000000	11.499389	14.99%	218	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.091143	16.038749	13.82%	0	2010
	10.271557	14.091143	37.19%	0	2009
	17.497527	10.271557	-41.30%	0	2008
	16.769458	17.497527	4.34%	0	2007
	14.516383	16.769458	15.52%	0	2006
	12.937979	14.516383	12.20%	0	2005
	11.061916	12.937979	16.96%	0	2004
	7.880075	11.061916	40.38%	0	2003
	10.000000	7.880075	-21.20%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.802518	15.674737	13.56%	123	2010
	10.091307	13.802518	36.78%	226	2009
	17.231502	10.091307	-41.44%	226	2008
	16.551552	17.231502	4.11%	226	2007
	14.367846	16.551552	15.20%	296	2006
	12.833432	14.367846	11.96%	296	2005
	10.998836	12.833432	16.68%	296	2004
	7.843936	10.998836	40.22%	425	2003
	10.000000	7.843936	-21.56%	77	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.187635	15.982359	12.65%	609	2010
	12.207756	14.187635	16.22%	1,222	2009
	14.544741	12.207756	-16.07%	1,537	2008
	13.528129	14.544741	7.51%	1,747	2007
	12.852696	13.528129	5.26%	10,233	2006
	12.777525	12.852696	0.59%	3,755	2005
	12.005775	12.777525	6.43%	3,801	2004
	10.440499	12.005775	14.99%	3,224	2003
	10.000000	10.440499	4.40%	1,496	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.459085	2.768047	12.56%	0	2010
	1.976624	2.459085	24.41%	0	2009
	9.541140	1.976624	-79.28%	0	2008
	10.000000	9.541140	-4.59%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.396154	3.827139	12.69%	0	2010
	2.761127	3.396154	23.00%	0	2009
	13.190968	2.761127	-79.07%	0	2008
	13.454649	13.190968	-1.96%	0	2007
	12.527075	13.454649	7.40%	0	2006
	12.473945	12.527075	0.43%	0	2005
	11.663235	12.473945	6.95%	0	2004
	9.586258	11.663235	21.67%	0	2003
	10.000000	9.586258	-4.14%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.755836	11.090873	13.68%	284	2010
	7.765784	9.755836	25.63%	1,574	2009
	12.892134	7.765784	-39.76%	2,002	2008
	12.612841	12.892134	2.21%	2,080	2007
	11.197345	12.612841	12.64%	2,133	2006
	10.788437	11.197345	3.79%	2,323	2005
	10.070740	10.788437	7.13%	2,380	2004
	8.114997	10.070740	24.10%	2,105	2003
	10.000000	8.114997	-18.85%	2,099	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.405276	16.237171	21.13%	0	2010
	9.955141	13.405276	34.66%	0	2009
	16.315091	9.955141	-38.98%	0	2008
	16.827928	16.315091	-3.05%	0	2007
	14.908315	16.827928	12.88%	0	2006
	13.817604	14.908315	7.89%	0	2005
	11.788581	13.817604	17.21%	0	2004
	8.319659	11.788581	41.70%	0	2003
	10.000000	8.319659	-16.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.871713	9.507561	20.78%	0	2010
	5.859106	7.871713	34.35%	0	2009
	9.629261	5.859106	-39.15%	0	2008
	9.950300	9.629261	-3.23%	0	2007
	10.000000	9.950300	-0.50%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.830339	11.626247	7.35%	0	2010
	10.000000	10.830339	8.30%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.909511	11.262962	3.24%	388	2010
	10.000000	10.909511	9.10%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.116845	12.480136	12.26%	0	2010
	8.725219	11.116845	27.41%	0	2009
	14.501740	8.725219	-39.83%	0	2008
	15.726340	14.501740	-7.79%	0	2007
	13.822597	15.726340	13.77%	0	2006
	13.382696	13.822597	3.29%	0	2005
	12.271349	13.382696	9.06%	0	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.500174	12.419282	7.99%	0	2010
	9.401141	11.500174	22.33%	0	2009
	17.089976	9.401141	-44.99%	0	2008
	16.069355	17.089976	6.35%	0	2007
	12.818193	16.069355	25.36%	0	2006
	11.639363	12.818193	10.13%	0	2005
	10.205812	11.639363	14.05%	0	2004
	8.090108	10.205812	26.15%	0	2003
	10.000000	8.090108	-19.10%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.183086	13.828455	23.66%	0	2010
	8.662431	11.183086	29.10%	0	2009
	14.555203	8.662431	-40.49%	0	2008
	16.992541	14.555203	-14.34%	0	2007
	14.759327	16.992541	15.13%	0	2006
	14.048775	14.759327	5.06%	0	2005
	11.340566	14.048775	23.88%	0	2004
	7.720875	11.340566	46.88%	0	2003
	10.000000	7.720875	-22.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.427280	13.548773	18.57%	0	2010
	7.103624	11.427280	60.87%	0	2009
	11.494350	7.103624	-38.20%	0	2008
	11.099457	11.494350	3.56%	78	2007
	10.725134	11.099457	3.49%	78	2006
	10.338164	10.725134	3.74%	78	2005
	10.028314	10.338164	3.09%	78	2004
	8.179678	10.028314	22.60%	0	2003
	10.000000	8.179678	-18.20%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.412737	10.921086	4.88%	0	2010
	9.699151	10.412737	7.36%	0	2009
	11.035849	9.699151	-12.11%	0	2008
	10.687295	11.035849	3.26%	0	2007
	10.513789	10.687295	1.65%	0	2006
	10.305973	10.513789	2.02%	0	2005
	10.089289	10.305973	2.15%	0	2004
	10.000000	10.089289	0.89%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.769890	17.70%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.038263	16.223425	24.43%	0	2010
	10.000000	13.038263	30.38%	0	2009*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.412299	10.415377	10.66%	0	2010
	7.972330	9.412299	18.06%	4,545	2009
	13.703689	7.972330	-41.82%	8,184	2008
	13.323011	13.703689	2.86%	8,807	2007
	11.608679	13.323011	14.77%	9,042	2006
	11.312916	11.608679	2.61%	10,418	2005
	10.368451	11.312916	9.11%	11,066	2004
	7.995707	10.368451	29.68%	2,026	2003
	10.000000	7.995707	-20.04%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.340594	15.696384	2.32%	0	2010
	11.638845	15.340594	31.81%	0	2009
	25.397219	11.638845	-54.17%	0	2008
	24.522903	25.397219	3.57%	0	2007
	18.499525	24.522903	32.56%	0	2006
	16.183187	18.499525	14.31%	0	2005
	13.208763	16.183187	22.52%	0	2004
	9.353483	13.208763	41.22%	0	2003
	10.000000	9.353483	-6.47%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.224053	9.938551	7.75%	0	2010
	6.857972	9.224053	34.50%	5,379	2009
	11.617104	6.857972	-40.97%	5,379	2008
	10.424153	11.617104	11.44%	5,379	2007
	10.694092	10.424153	-2.52%	5,379	2006
	9.491715	10.694092	12.67%	6,079	2005
	8.930299	9.491715	6.29%	6,846	2004
	7.378904	8.930299	21.02%	1,420	2003
	10.000000	7.378904	-26.21%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.956813	18.574346	24.19%	0	2010
	10.687472	14.956813	39.95%	0	2009
	16.956348	10.687472	-36.97%	0	2008
	17.026501	16.956348	-0.41%	0	2007
	15.197083	17.026501	12.04%	0	2006
	14.527186	15.197083	4.61%	0	2005
	12.436322	14.527186	16.81%	0	2004
	8.997602	12.436322	38.22%	0	2003
	10.000000	8.997602	-10.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.022984	12.945958	7.68%	0	2010
	10.000000	12.022984	20.23%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.621924	15.580309	23.44%	0	2010
	10.290966	12.621924	22.65%	0	2009
	15.184884	10.290966	-32.23%	0	2008
	15.582717	15.184884	-2.55%	0	2007
	13.883000	15.582717	12.24%	0	2006
	13.196515	13.883000	5.20%	0	2005
	11.036648	13.196515	19.57%	0	2004
	8.165276	11.036648	35.17%	0	2003
	10.000000	8.165276	-18.35%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.913848	11.166561	12.64%	0	2010
	7.555447	9.913848	31.21%	0	2009
	11.745362	7.555447	-35.67%	0	2008
	11.109179	11.745362	5.73%	0	2007
	10.369664	11.109179	7.13%	0	2006
	10.201088	10.369664	1.65%	0	2005
	9.790586	10.201088	4.19%	0	2004
	7.920437	9.790586	23.61%	0	2003
	10.000000	7.920437	-20.80%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.582444	11.921977	12.66%	0	2010
	8.538770	10.582444	23.93%	0	2009
	13.847781	8.538770	-38.34%	0	2008
	13.412582	13.847781	3.24%	0	2007
	11.837085	13.412582	13.31%	0	2006
	11.524974	11.837085	2.71%	0	2005
	10.618289	11.524974	8.54%	0	2004
	8.432076	10.618289	25.93%	0	2003
	10.000000	8.432076	-15.68%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.859355	13.325438	12.36%	0	2010
	9.591063	11.859355	23.65%	0	2009
	15.598673	9.591063	-38.51%	47	2008
	15.146421	15.598673	2.99%	160	2007
	13.401142	15.146421	13.02%	328	2006
	13.080012	13.401142	2.46%	866	2005
	12.082473	13.080012	8.26%	866	2004
	10.000000	12.082473	20.82%	1,382	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.680769	10.732308	10.86%	0	2010
	8.712504	9.680769	11.11%	0	2009
	12.627823	8.712504	-31.01%	0	2008
	11.741658	12.627823	7.55%	0	2007
	10.337029	11.741658	13.59%	0	2006
	10.361019	10.337029	-0.23%	0	2005
	9.860592	10.361019	5.08%	0	2004
	8.114008	9.860592	21.53%	0	2003
	10.000000	8.114008	-18.86%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.235915	17.096300	12.21%	0	2010
	10.185683	15.235915	49.58%	0	2009
	14.049298	10.185683	-27.50%	0	2008
	13.880725	14.049298	1.21%	0	2007
	12.796526	13.880725	8.47%	0	2006
	12.753995	12.796526	0.33%	0	2005
	11.801867	12.753995	8.07%	0	2004
	9.877677	11.801867	19.48%	0	2003
	10.000000	9.877677	-1.22%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.414526	13.214430	6.44%	0	2010
	10.507645	12.414526	18.15%	0	2009
	11.553140	10.507645	-9.05%	0	2008
	11.176409	11.553140	3.37%	0	2007
	10.937885	11.176409	2.18%	0	2006
	11.006351	10.937885	-0.62%	0	2005
	10.827560	11.006351	1.65%	0	2004
	10.547273	10.827560	2.66%	0	2003
	10.000000	10.547273	5.47%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.310203	13.076535	6.23%	0	2010
	10.443560	12.310203	17.87%	0	2009
	11.515596	10.443560	-9.31%	0	2008
	11.165898	11.515596	3.13%	0	2007
	10.952255	11.165898	1.95%	0	2006
	11.054682	10.952255	-0.93%	0	2005
	10.906708	11.054682	1.36%	0	2004
	10.645349	10.906708	2.46%	0	2003
	10.000000	10.645349	6.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.896392	10.139272	13.97%	0	2010
	6.829378	8.896392	30.27%	0	2009
	10.857200	6.829378	-37.10%	0	2008
	9.311155	10.857200	16.60%	0	2007
	8.882636	9.311155	4.82%	0	2006
	8.723453	8.882636	1.82%	0	2005
	8.400681	8.723453	3.84%	0	2004
	6.953635	8.400681	20.81%	0	2003
	8.392668	6.953635	-17.15%	0	2002
	9.250809	8.392668	-9.28%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.189554	9.321450	13.82%	0	2010
	6.304770	8.189554	29.89%	0	2009
	10.033222	6.304770	-37.16%	0	2008
	8.624275	10.033222	16.34%	0	2007
	8.236980	8.624275	4.70%	0	2006
	8.107029	8.236980	1.60%	0	2005
	7.823516	8.107029	3.62%	0	2004
	6.482276	7.823516	20.69%	0	2003
	7.850349	6.482276	-17.43%	0	2002
	8.661671	7.850349	-9.37%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.681228	11.960189	11.97%	0	2010
	8.444238	10.681228	26.49%	0	2009
	12.093321	8.444238	-30.17%	0	2008
	10.687395	12.093321	13.15%	0	2007
	10.158803	10.687395	5.20%	0	2006
	9.963622	10.158803	1.96%	0	2005
	9.639967	9.963622	3.36%	0	2004
	8.334209	9.639967	15.67%	0	2003
	9.320842	8.334209	-10.59%	0	2002
	9.923659	9.320842	-6.07%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.004435	11.184884	11.80%	0	2010
	7.920217	10.004435	26.32%	0	2009
	11.356587	7.920217	-30.26%	0	2008
	10.052321	11.356587	12.97%	0	2007
	9.564004	10.052321	5.11%	0	2006
	9.393572	9.564004	1.81%	0	2005
	9.104115	9.393572	3.18%	0	2004
	7.887210	9.104115	15.43%	0	2003
	8.838019	7.887210	-10.76%	0	2002
	9.423288	8.838019	-6.21%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	9.990666	11.564053	15.75%	0	2010
	7.360748	9.990666	35.73%	0	2009
	11.372889	7.360748	-35.28%	0	2008
	10.646915	11.372889	6.82%	0	2007
	9.721063	10.646915	9.52%	0	2006
	9.382472	9.721063	3.61%	0	2005
	9.072260	9.382472	3.42%	0	2004
	7.868699	9.072260	15.30%	0	2003
	8.790740	7.868699	-10.49%	0	2002
	9.119229	8.790740	-3.60%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.326609	11.929364	15.52%	0	2010
	7.610166	10.326609	35.69%	0	2009
	11.780680	7.610166	-35.40%	0	2008
	11.046844	11.780680	6.64%	0	2007
	10.098937	11.046844	9.39%	0	2006
	9.754867	10.098937	3.53%	0	2005
	9.457072	9.754867	3.15%	0	2004
	8.210566	9.457072	15.18%	0	2003
	9.190692	8.210566	-10.66%	0	2002
	9.548410	9.190692	-3.75%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.252348	8.399895	15.82%	0	2010
	5.439288	7.252348	33.33%	0	2009
	9.428058	5.439288	-42.31%	0	2008
	8.989119	9.428058	4.88%	0	2007
	8.037918	8.989119	11.83%	0	2006
	6.772234	8.037918	18.69%	0	2005
	6.816491	6.772234	-0.65%	0	2004
	5.550839	6.816491	22.80%	0	2003
	6.099094	5.550839	-8.99%	0	2002
	8.709628	6.099094	-29.97%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.143114	8.267853	15.75%	0	2010
	5.362363	7.143114	33.21%	0	2009
	9.320048	5.362363	-42.46%	29	2008
	8.902440	9.320048	4.69%	97	2007
	7.972937	8.902440	11.66%	200	2006
	6.734404	7.972937	18.39%	200	2005
	6.777920	6.734404	-0.64%	200	2004
	5.531194	6.777920	22.54%	175	2003
	6.099105	5.531194	-9.31%	0	2002
	8.709626	6.099105	-29.97%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.112646	10.288462	12.90%	0	2010
	7.143796	9.112646	27.56%	0	2009
	12.710451	7.143796	-43.80%	0	2008
	12.776871	12.710451	-0.52%	0	2007
	10.845777	12.776871	17.81%	0	2006
	10.453334	10.845777	3.75%	0	2005
	9.566810	10.453334	9.27%	0	2004
	7.488805	9.566810	27.75%	0	2003
	9.197371	7.488805	-18.58%	0	2002
	9.879350	9.197371	-6.90%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.832343	11.084538	12.74%	0	2010
	7.716745	9.832343	27.42%	0	2009
	13.755702	7.716745	-43.90%	0	2008
	13.847386	13.755702	-0.66%	0	2007
	11.769291	13.847386	17.66%	0	2006
	11.363557	11.769291	3.57%	639	2005
	10.413782	11.363557	9.12%	639	2004
	8.163806	10.413782	27.56%	1,297	2003
	10.045050	8.163806	-18.73%	0	2002
	10.805478	10.045050	-7.04%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.956155	8.949519	12.49%	0	2010
	6.377958	7.956155	24.74%	0	2009
	11.166626	6.377958	-42.88%	0	2008
	10.164271	11.166626	9.86%	0	2007
	9.167772	10.164271	10.87%	0	2006
	8.690594	9.167772	5.49%	0	2005
	8.376934	8.690594	3.74%	0	2004
	6.908664	8.376934	21.25%	0	2003
	8.453796	6.908664	-18.28%	0	2002
	9.455360	8.453796	-10.59%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.101496	9.103861	12.37%	0	2010
	6.501886	8.101496	24.60%	0	2009
	11.407709	6.501886	-43.00%	0	2008
	10.396985	11.407709	9.72%	0	2007
	9.390551	10.396985	10.72%	0	2006
	8.912350	9.390551	5.37%	0	2005
	8.609417	8.912350	3.52%	0	2004
	7.109289	8.609417	21.10%	0	2003
	8.715236	7.109289	-18.43%	0	2002
	9.764623	8.715236	-10.75%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.881900	8.375392	21.70%	0	2010
	5.474286	6.881900	25.71%	0	2009
	10.576112	5.474286	-48.24%	0	2008
	8.498425	10.576112	24.45%	0	2007
	8.116211	8.498425	4.71%	0	2006
	7.828799	8.116211	3.67%	0	2005
	7.728217	7.828799	1.30%	0	2004
	5.932835	7.728217	30.26%	0	2003
	8.664560	5.932835	-31.53%	0	2002
	10.736866	8.664560	-19.30%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.325498	6.471051	21.51%	0	2010
	4.242285	5.325498	25.53%	0	2009
	8.207483	4.242285	-48.31%	0	2008
	6.606094	8.207483	24.24%	0	2007
	6.318419	6.606094	4.55%	0	2006
	6.104531	6.318419	3.50%	415	2005
	6.034345	6.104531	1.16%	415	2004
	4.640895	6.034345	30.03%	415	2003
	6.787193	4.640895	-31.62%	0	2002
	8.424818	6.787193	-19.44%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.128555	9.943011	22.32%	0	2010
	5.930069	8.128555	37.07%	0	2009
	11.824296	5.930069	-49.85%	0	2008
	10.258098	11.824296	15.27%	0	2007
	9.643958	10.258098	6.37%	0	2006
	9.103809	9.643958	5.93%	0	2005
	8.419084	9.103809	8.13%	0	2004
	6.577325	8.419084	28.00%	0	2003
	9.102001	6.577325	-27.74%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.948901	9.722707	22.32%	0	2010
	5.815677	7.948901	36.68%	0	2009
	11.602753	5.815677	-49.88%	0	2008
	10.082569	11.602753	15.08%	0	2007
	9.490468	10.082569	6.24%	0	2006
	8.978699	9.490468	5.70%	0	2005
	8.323429	8.978699	7.87%	0	2004
	6.512314	8.323429	27.81%	0	2003
	9.046766	6.512314	-28.02%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.870545	11.018183	11.63%	0	2010
	6.998156	9.870545	41.04%	0	2009
	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.614293	11.836390	11.51%	0	2010
	7.541781	10.614293	40.74%	0	2009
	10.269909	7.541781	-26.56%	0	2008
	10.210328	10.269909	0.58%	0	2007
	9.374042	10.210328	8.92%	0	2006
	9.339148	9.374042	0.37%	0	2005
	8.703319	9.339148	7.31%	0	2004
	6.999182	8.703319	24.35%	0	2003
	6.906879	6.999182	1.34%	0	2002
	7.995430	6.906879	-13.61%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.093167	11.267001	11.63%	0	2010
	7.169819	10.093167	40.77%	0	2009
	9.768862	7.169819	-26.61%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.093167	11.267001	11.63%	0	2010
	7.169819	10.093167	40.77%	0	2009
	9.768862	7.169819	-26.61%	0	2008
	10.000000	9.768862	-2.31%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	7.992755	9.018991	12.84%	0	2010
	6.435349	7.992755	24.20%	0	2009
	10.412778	6.435349	-38.20%	0	2008
	10.067937	10.412778	3.43%	0	2007
	8.867585	10.067937	13.54%	0	2006
	8.622866	8.867585	2.84%	0	2005
	7.946339	8.622866	8.51%	0	2004
	6.308045	7.946339	25.97%	0	2003
	8.270476	6.308045	-23.73%	0	2002
	9.592520	8.270476	-13.78%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.683769	15.529112	5.76%	0	2010
	12.934396	14.683769	13.52%	0	2009
	13.627739	12.934396	-5.09%	0	2008
	13.314301	13.627739	2.35%	0	2007
	13.005811	13.314301	2.37%	0	2006
	12.972685	13.005811	0.26%	0	2005
	12.659874	12.972685	2.47%	0	2004
	12.266694	12.659874	3.21%	0	2003
	11.332128	12.266694	8.25%	0	2002
	10.651252	11.332128	6.39%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	29.001800	36.617714	26.26%	0	2010
	21.114401	29.001800	37.36%	0	2009
	35.582076	21.114401	-40.66%	0	2008
	31.410434	35.582076	13.28%	0	2007
	28.436831	31.410434	10.46%	0	2006
	24.521788	28.436831	15.97%	0	2005
	20.033670	24.521788	22.40%	0	2004
	14.741953	20.033670	35.90%	0	2003
	16.678121	14.741953	-11.61%	0	2002
	17.594849	16.678121	-5.21%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.055100	22.773080	26.13%	0	2010
	13.169539	18.055100	37.10%	3,747	2009
	22.229435	13.169539	-40.76%	6,712	2008
	19.648545	22.229435	13.14%	7,316	2007
	17.818082	19.648545	10.27%	7,661	2006
	15.389487	17.818082	15.78%	7,870	2005
	12.584511	15.389487	22.29%	8,404	2004
	9.278742	12.584511	35.63%	489	2003
	10.512434	9.278742	-11.74%	0	2002
	11.107713	10.512434	-5.36%	0	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.453646	11.263329	-1.66%	0	2010
	11.591914	11.453646	-1.19%	0	2009
	11.469093	11.591914	1.07%	0	2008
	11.116584	11.469093	3.17%	0	2007
	10.802947	11.116584	2.90%	0	2006
	10.686368	10.802947	1.09%	0	2005
	10.763465	10.686368	-0.72%	0	2004
	10.863435	10.763465	-0.92%	0	2003
	10.889415	10.863435	-0.24%	0	2002
	10.659231	10.889415	2.16%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.353901	11.477051	10.85%	0	2010
	8.347541	10.353901	24.04%	0	2009
	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.267327	9.150884	10.69%	0	2010
	6.676795	8.267327	23.82%	0	2009
	12.145563	6.676795	-45.03%	0	2008
	10.578163	12.145563	14.82%	0	2007
	9.155317	10.578163	15.54%	0	2006
	7.856423	9.155317	16.53%	0	2005
	7.067582	7.856423	11.16%	0	2004
	5.036676	7.067582	40.32%	0	2003
	6.454762	5.036676	-21.97%	0	2002
	8.347108	6.454762	-22.67%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.568911	12.804929	10.68%	0	2010
	9.344712	11.568911	23.80%	0	2009
	16.994351	9.344712	-45.01%	0	2008
	14.800306	16.994351	14.82%	0	2007
	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.677286	12.945991	10.86%	0	2010
	9.410583	11.677286	24.09%	0	2009
	17.093578	9.410583	-44.95%	0	2008
	14.865753	17.093578	14.99%	0	2007
	12.846859	14.865753	15.72%	0	2006
	11.011074	12.846859	16.67%	0	2005
	10.000000	11.011074	10.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.485788	10.955841	15.50%	0	2010
	6.793051	9.485788	39.64%	0	2009
	12.951206	6.793051	-47.55%	0	2008
	12.945400	12.951206	0.04%	0	2007
	11.518703	12.945400	12.39%	0	2006
	11.067900	11.518703	4.07%	0	2005
	10.157553	11.067900	8.96%	0	2004
	7.722574	10.157553	31.53%	0	2003
	9.345996	7.722574	-17.37%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.364009	10.795290	15.28%	0	2010
	6.717139	9.364009	39.40%	0	2009
	12.823690	6.717139	-47.62%	0	2008
	12.834630	12.823690	-0.09%	0	2007
	11.434919	12.834630	12.24%	0	2006
	11.012916	11.434919	3.83%	0	2005
	10.120221	11.012916	8.82%	0	2004
	7.713078	10.120221	31.21%	0	2003
	9.345999	7.713078	-17.47%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	12.001206	14.888003	24.05%	0	2010
	7.772492	12.001206	54.41%	0	2009
	16.228562	7.772492	-52.11%	0	2008
	15.667287	16.228562	3.58%	0	2007
	13.743739	15.667287	14.00%	0	2006
	13.660179	13.743739	0.61%	0	2005
	12.215991	13.660179	11.82%	0	2004
	7.891617	12.215991	54.80%	0	2003
	10.000000	7.891617	-21.08%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.207976	13.891135	23.94%	0	2010
	7.270052	11.207976	54.17%	0	2009
	15.213814	7.270052	-52.21%	0	2008
	14.709714	15.213814	3.43%	0	2007
	12.924776	14.709714	13.81%	0	2006
	12.862234	12.924776	0.49%	0	2005
	11.517386	12.862234	11.68%	0	2004
	7.460508	11.517386	54.38%	0	2003
	10.000000	7.460508	-25.39%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	11.028210	13.084309	18.64%	0	2010
	9.553441	11.028210	15.44%	0	2009
	13.330348	9.553441	-28.33%	0	2008
	13.926162	13.330348	-4.28%	0	2007
	12.088291	13.926162	15.20%	0	2006
	11.884094	12.088291	1.72%	0	2005
	10.889192	11.884094	9.14%	0	2004
	8.888470	10.889192	22.51%	0	2003
	10.000000	8.888470	-11.12%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.396706	9.081905	8.16%	0	2010
	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.608363	14.508160	6.61%	0	2010
	10.100289	13.608363	34.73%	0	2009
	17.227883	10.100289	-41.37%	0	2008
	15.168433	17.227883	13.58%	0	2007
	12.704727	15.168433	19.39%	0	2006
	11.722033	12.704727	8.38%	0	2005
	10.051902	11.722033	16.62%	0	2004
	7.730091	10.051902	30.04%	0	2003
	10.000000	7.730091	-22.70%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.142882	9.202952	13.02%	0	2010
	6.875989	8.142882	18.42%	0	2009
	12.217121	6.875989	-43.72%	0	2008
	11.147155	12.217121	9.60%	0	2007
	10.713452	11.147155	4.05%	0	2006
	10.057559	10.713452	6.52%	666	2005
	9.641752	10.057559	4.31%	666	2004
	7.608061	9.641752	26.73%	1,351	2003
	10.000000	7.608061	-23.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.302851	13.170477	16.52%	0	2010
	8.092748	11.302851	39.67%	0	2009
	15.573545	8.092748	-48.04%	0	2008
	14.323509	15.573545	8.73%	0	2007
	12.530169	14.323509	14.31%	0	2006
	11.652820	12.530169	7.53%	0	2005
	10.284417	11.652820	13.31%	0	2004
	7.744960	10.284417	32.79%	0	2003
	10.000000	7.744960	-22.55%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.542344	12.252624	16.22%	0	2010
	7.568492	10.542344	39.29%	0	2009
	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006
	11.007157	11.799248	7.20%	0	2005
	10.000000	11.007157	10.07%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.857195	10.594026	7.48%	0	2010
	7.831863	9.857195	25.86%	0	2009
	11.428584	7.831863	-31.47%	0	2008
	10.776447	11.428584	6.05%	0	2007
	10.000000	10.776447	7.76%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.770655	10.471637	7.17%	0	2010
	7.782231	9.770655	25.55%	0	2009
	11.385420	7.782231	-31.65%	0	2008
	10.759431	11.385420	5.82%	0	2007
	10.000000	10.759431	7.59%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.267199	17.970431	10.47%	0	2010
	12.291119	16.267199	32.35%	0	2009
	21.074580	12.291119	-41.68%	0	2008
	18.772783	21.074580	12.26%	0	2007
	14.963340	18.772783	25.46%	0	2006
	12.958290	14.963340	15.47%	0	2005
	10.677988	12.958290	21.36%	0	2004
	8.464079	10.677988	26.16%	0	2003
	10.000000	8.464079	-15.36%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.226778	14.806847	11.95%	0	2010
	10.354590	13.226778	27.74%	0	2009
	14.766875	10.354590	-29.88%	0	2008
	13.742166	14.766875	7.46%	0	2007
	12.591957	13.742166	9.13%	0	2006
	11.926749	12.591957	5.58%	0	2005
	10.681709	11.926749	11.66%	0	2004
	8.552404	10.681709	24.90%	0	2003
	10.000000	8.552404	-14.48%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.946593	10.493962	17.30%	0	2010
	5.505715	8.946593	62.50%	0	2009
	11.029916	5.505715	-50.08%	0	2008
	9.640207	11.029916	14.42%	0	2007
	9.575108	9.640207	0.68%	0	2006
	9.067419	9.575108	5.60%	0	2005
	8.656371	9.067419	4.75%	0	2004
	6.945990	8.656371	24.62%	0	2003
	10.000000	6.945990	-30.54%	0	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.447217	11.857505	13.50%	0	2010
	8.293560	10.447217	25.97%	0	2009
	13.169331	8.293560	-37.02%	0	2008
	13.745859	13.169331	-4.19%	0	2007
	12.074050	13.745859	13.85%	0	2006
	11.821374	12.074050	2.14%	0	2005
	10.261864	11.821374	15.20%	0	2004
	7.999176	10.261864	28.29%	0	2003
	10.000000	7.999176	-20.01%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.813349	12.594443	6.61%	0	2010
	10.000000	11.813349	18.13%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.469237	10.418275	10.02%	0	2010
	6.939556	9.469237	36.45%	0	2009
	11.225346	6.939556	-38.18%	0	2008
	10.307541	11.225346	8.90%	0	2007
	9.791429	10.307541	5.27%	0	2006
	9.575781	9.791429	2.25%	699	2005
	8.956487	9.575781	6.91%	699	2004
	7.446555	8.956487	20.28%	1,418	2003
	10.000000	7.446555	-25.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.792529	8.609657	26.75%	0	2010
	4.901987	6.792529	38.57%	0	2009
	10.323476	4.901987	-52.52%	4,237	2008
	9.610595	10.323476	7.42%	4,963	2007
	9.576303	9.610595	0.36%	5,236	2006
	9.490074	9.576303	0.91%	5,236	2005
	8.457740	9.490074	12.21%	5,236	2004
	6.311011	8.457740	34.02%	0	2003
	10.000000	6.311011	-36.89%	0	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.628165	14.173740	33.36%	0	2010
	6.649810	10.628165	59.83%	0	2009
	11.208425	6.649810	-40.67%	0	2008
	11.175211	11.208425	0.30%	0	2007
	10.086849	11.175211	10.79%	0	2006
	9.789113	10.086849	3.04%	0	2005
	9.395335	9.789113	4.19%	0	2004
	7.177572	9.395335	30.90%	0	2003
	10.000000	7.177572	-28.22%	0	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.113092	13.215938	9.10%	0	2010
	10.083774	12.113092	20.12%	0	2009
	15.283678	10.083774	-34.02%	0	2008
	14.481601	15.283678	5.54%	0	2007
	12.249406	14.481601	18.22%	0	2006
	11.727540	12.249406	4.45%	0	2005
	10.411132	11.727540	12.64%	0	2004
	8.510084	10.411132	22.34%	0	2003
	10.000000	8.510084	-14.90%	0	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.706363	7.06%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.951818	11.877573	8.45%	0	2010
	8.886922	10.951818	23.24%	0	2009
	12.773087	8.886922	-31.69%	0	2008
	12.182393	12.773087	4.85%	0	2007
	11.245858	12.182393	8.33%	0	2006
	11.022566	11.245858	2.03%	0	2005
	10.606220	11.022566	3.93%	0	2004
	9.217938	10.606220	15.06%	0	2003
	10.000000	9.217938	-7.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.626212	12.807012	20.52%	0	2010
	8.241894	10.626212	28.93%	0	2009
	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.391945	13.755440	11.00%	0	2010
	10.000000	12.391945	23.92%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.051196	9.946387	9.89%	0	2010
	7.476026	9.051196	21.07%	0	2009
	10.852373	7.476026	-31.11%	0	2008
	10.423562	10.852373	4.11%	0	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.224777	10.631394	3.98%	0	2010
	9.293622	10.224777	10.02%	0	2009
	10.511339	9.293622	-11.58%	0	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.041819	10.964407	9.19%	0	2010
	7.228832	10.041819	38.91%	0	2009
	12.009005	7.228832	-39.80%	0	2008
	10.705080	12.009005	12.18%	0	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.368558	9.703303	15.95%	0	2010
	6.146783	8.368558	36.15%	0	2009
	11.232271	6.146783	-45.28%	0	2008
	10.233395	11.232271	9.76%	0	2007
	10.000000	10.233395	2.33%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.607377	8.282008	8.87%	0	2010
	5.933653	7.607377	28.21%	0	2009
	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.551411	12.823332	11.01%	0	2010
	8.060617	11.551411	43.31%	0	2009
	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.635656	8.643168	13.19%	0	2010
	5.088492	7.635656	50.06%	0	2009
	10.000000	5.088492	-49.12%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.870627	9.541935	21.23%	0	2010
	6.099597	7.870627	29.04%	0	2009
	10.000000	6.099597	-39.00%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.852367	9.518329	21.22%	0	2010
	6.097700	7.852367	28.78%	0	2009
	10.000000	6.097700	-39.02%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.024348	9.049322	12.77%	0	2010
	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.271131	10.041489	8.31%	0	2010
	7.887319	9.271131	17.54%	0	2009
	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.731043	9.626400	10.25%	0	2010
	7.168050	8.731043	21.80%	0	2009
	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.015163	10.493066	4.77%	0	2010
	9.032985	10.015163	10.87%	0	2009
	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.001521	9.834684	9.26%	0	2010
	7.524429	9.001521	19.63%	0	2009
	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.451804	9.394982	11.16%	0	2010
	6.806444	8.451804	24.17%	0	2009
	10.000000	6.806444	-31.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.542396	10.206821	6.96%	0	2010
	8.265770	9.542396	15.44%	0	2009
	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.478421	11.004724	5.02%	0	2010
	9.818823	10.478421	6.72%	0	2009
	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.436645	10.932331	4.75%	0	2010
	9.797071	10.436645	6.53%	0	2009
	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.197302	11.875895	6.06%	0	2010
	9.802870	11.197302	14.22%	0	2009
	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	24.962069	28.384943	13.71%	0	2010
	15.602199	24.962069	59.99%	0	2009
	37.806414	15.602199	-58.73%	0	2008
	26.545742	37.806414	42.42%	0	2007
	19.849833	26.545742	33.73%	0	2006
	15.289695	19.849833	29.82%	0	2005
	12.940999	15.289695	18.15%	0	2004
	8.010952	12.940999	61.54%	0	2003
	10.000000	8.010952	-19.89%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.235464	21.868555	13.69%	0	2010
	12.022868	19.235464	59.99%	0	2009
	29.087277	12.022868	-58.67%	0	2008
	20.387298	29.087277	42.67%	0	2007
	15.217878	20.387298	33.97%	0	2006
	11.707931	15.217878	29.98%	0	2005
	10.000000	11.707931	17.08%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.562239	12.912869	2.79%	0	2010
	12.470261	12.562239	0.74%	0	2009
	11.800775	12.470261	5.67%	0	2008
	11.226876	11.800775	5.11%	19,235	2007
	11.073706	11.226876	1.38%	19,235	2006
	10.930842	11.073706	1.31%	19,235	2005
	10.790532	10.930842	1.30%	19,235	2004
	10.783836	10.790532	0.06%	19,235	2003
	10.000000	10.783836	7.84%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.905438	7.655210	10.86%	0	2010
	5.437726	6.905438	26.99%	0	2009
	10.000000	5.437726	-45.62%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.647477	13.097880	12.45%	0	2010
	9.333768	11.647477	24.79%	2,217	2009
	15.065530	9.333768	-38.05%	12,837	2008
	14.495249	15.065530	3.93%	15,010	2007
	12.642602	14.495249	14.65%	15,695	2006
	11.939739	12.642602	5.89%	15,695	2005
	10.673797	11.939739	11.86%	16,488	2004
	8.250941	10.673797	29.36%	356	2003
	10.000000	8.250941	-17.49%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.492168	12.380379	7.73%	0	2010
	10.000000	11.492168	14.92%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.049283	13.242541	9.90%	0	2010
	10.000000	12.049283	20.49%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.550023	11.998286	3.88%	0	2010
	10.793197	11.550023	7.01%	0	2009
	11.707384	10.793197	-7.81%	0	2008
	11.325898	11.707384	3.37%	0	2007
	10.874353	11.325898	4.15%	0	2006
	10.729561	10.874353	1.35%	0	2005
	10.451134	10.729561	2.66%	0	2004
	9.872916	10.451134	5.86%	0	2003
	10.000000	9.872916	-1.27%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.754827	12.790131	8.81%	0	2010
	10.057858	11.754827	16.87%	0	2009
	13.349309	10.057858	-24.66%	0	2008
	12.880309	13.349309	3.64%	4,450	2007
	11.790483	12.880309	9.24%	4,450	2006
	11.408495	11.790483	3.35%	4,450	2005
	10.616985	11.408495	7.46%	659	2004
	9.014868	10.616985	17.77%	659	2003
	10.000000	9.014868	-9.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.840307	13.106252	10.69%	0	2010
	9.702859	11.840307	22.03%	0	2009
	14.416587	9.702859	-32.70%	0	2008
	13.845769	14.416587	4.12%	265	2007
	12.321541	13.845769	12.37%	265	2006
	11.729920	12.321541	5.04%	265	2005
	10.667079	11.729920	9.96%	265	2004
	8.585890	10.667079	24.24%	265	2003
	10.000000	8.585890	-14.14%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.801145	12.562968	6.46%	0	2010
	10.500658	11.801145	12.38%	0	2009
	12.599639	10.500658	-16.66%	0	2008
	12.134006	12.599639	3.84%	0	2007
	11.407530	12.134006	6.37%	0	2006
	11.128623	11.407530	2.51%	0	2005
	10.586271	11.128623	5.12%	3,862	2004
	9.491061	10.586271	11.54%	3,862	2003
	10.000000	9.491061	-5.09%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	12.961982	16.047727	23.81%	0	2010
	9.661779	12.961982	34.16%	0	2009
	15.501717	9.661779	-37.67%	0	2008
	14.692876	15.501717	5.50%	0	2007
	13.628872	14.692876	7.81%	0	2006
	12.392641	13.628872	9.98%	0	2005
	10.915399	12.392641	13.53%	0	2004
	8.263232	10.915399	32.10%	0	2003
	10.000000	8.263232	-17.37%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.164632	15.020441	23.48%	0	2010
	9.084357	12.164632	33.91%	0	2009
	14.610048	9.084357	-37.82%	0	2008
	13.871963	14.610048	5.32%	0	2007
	12.884623	13.871963	7.66%	0	2006
	11.736954	12.884623	9.78%	0	2005
	10.358249	11.736954	13.31%	0	2004
	7.862101	10.358249	31.75%	0	2003
	10.000000	7.862101	-21.38%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.116809	9.924606	-1.90%	0	2010
	10.308425	10.116809	-1.86%	0	2009
	10.296616	10.308425	0.11%	0	2008
	10.017055	10.296616	2.79%	0	2007
	9.768009	10.017055	2.55%	0	2006
	9.697927	9.768009	0.72%	0	2005
	9.806189	9.697927	-1.10%	0	2004
	9.933964	9.806189	-1.29%	0	2003
	10.000000	9.933964	-0.66%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.073129	9.013234	11.64%	0	2010
	6.046307	8.073129	33.52%	0	2009
	10.000000	6.046307	-39.54%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.281549	10.702869	4.10%	0	2010
	8.072131	10.281549	27.37%	0	2009
	15.333207	8.072131	-47.36%	0	2008
	15.186666	15.333207	0.96%	0	2007
	12.611293	15.186666	20.42%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.129981	10.519041	3.84%	0	2010
	7.974416	10.129981	27.03%	0	2009
	15.181140	7.974416	-47.47%	0	2008
	15.070189	15.181140	0.74%	0	2007
	12.549364	15.070189	20.09%	0	2006
	11.441520	12.549364	9.68%	0	2005
	10.000000	11.441520	14.42%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.968351	9.017642	13.17%	0	2010
	6.279499	7.968351	26.89%	0	2009
	10.000000	6.279499	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.834012	8.664819	10.61%	0	2010
	6.267659	7.834012	24.99%	0	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.694421	9.546287	24.07%	0	2010
	6.190195	7.694421	24.30%	0	2009
	10.000000	6.190195	-38.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.539166	10.021648	17.36%	0	2010
	6.671710	8.539166	27.99%	0	2009
	10.000000	6.671710	-33.28%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.796142	9.568183	22.73%	0	2010
	6.248423	7.796142	24.77%	0	2009
	11.914133	6.248423	-47.55%	0	2008
	11.092342	11.914133	7.41%	0	2007
	10.978877	11.092342	1.03%	0	2006
	10.387345	10.978877	5.69%	0	2005
	9.356402	10.387345	11.02%	0	2004
	7.114216	9.356402	31.52%	0	2003
	10.000000	7.114216	-28.86%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.844246	14.710725	24.20%	0	2010
	9.565942	11.844246	23.82%	0	2009
	14.372731	9.565942	-33.44%	0	2008
	15.737744	14.372731	-8.67%	0	2007
	13.676522	15.737744	15.07%	0	2006
	13.525000	13.676522	1.12%	0	2005
	11.753664	13.525000	15.07%	0	2004
	7.638233	11.753664	53.88%	0	2003
	10.000000	7.638233	-23.62%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.790565	13.388243	24.07%	0	2010
	8.739519	10.790565	23.47%	0	2009
	13.159744	8.739519	-33.59%	0	2008
	14.461542	13.159744	-9.00%	0	2007
	12.588594	14.461542	14.88%	0	2006
	12.484462	12.588594	0.83%	0	2005
	10.877427	12.484462	14.77%	0	2004
	7.087240	10.877427	53.48%	0	2003
	10.000000	7.087240	-29.13%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.859317	15.809344	22.94%	0	2010
	9.731394	12.859317	32.14%	0	2009
	16.049348	9.731394	-39.37%	0	2008
	16.020366	16.049348	0.18%	0	2007
	14.575177	16.020366	9.92%	0	2006
	13.227332	14.575177	10.19%	0	2005
	11.328477	13.227332	16.76%	0	2004
	8.189002	11.328477	38.34%	0	2003
	10.000000	8.189002	-18.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.933398	15.857249	22.61%	0	2010
	9.807286	12.933398	31.88%	0	2009
	16.217944	9.807286	-39.53%	0	2008
	16.226393	16.217944	-0.05%	0	2007
	14.800459	16.226393	9.63%	0	2006
	13.469086	14.800459	9.88%	0	2005
	11.558687	13.469086	16.53%	0	2004
	8.379274	11.558687	37.94%	0	2003
	10.000000	8.379274	-16.21%	0	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.934053	8.812649	11.07%	0	2010
	6.441502	7.934053	23.17%	0	2009
	11.246243	6.441502	-42.72%	0	2008
	10.626455	11.246243	5.83%	0	2007
	10.000000	10.626455	6.26%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.120392	9.068332	27.36%	0	2010
	5.561369	7.120392	28.03%	0	2009
	10.000000	5.561369	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.315146	10.364036	0.47%	0	2010
	9.816966	10.315146	5.07%	0	2009
	10.000000	9.816966	-1.83%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.246438	14.455326	9.13%	0	2010
	10.000000	13.246438	32.46%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.893924	13.762172	6.73%	0	2010
	10.000000	12.893924	28.94%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.872203	13.703267	6.46%	0	2010
	10.000000	12.872203	28.72%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.868657	13.425459	4.33%	0	2010
	10.000000	12.868657	28.69%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.503889	14.226043	13.77%	0	2010
	9.124086	12.503889	37.04%	0	2009
	15.552246	9.124086	-41.33%	0	2008
	14.910173	15.552246	4.31%	0	2007
	12.913853	14.910173	15.46%	0	2006
	11.512556	12.913853	12.17%	0	2005
	10.000000	11.512556	15.13%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.330818	13.992043	13.47%	0	2010
	9.018232	12.330818	36.73%	0	2009
	15.411159	9.018232	-41.48%	0	2008
	14.813778	15.411159	4.03%	0	2007
	12.861990	14.813778	15.17%	0	2006
	11.495518	12.861990	11.89%	0	2005
	10.000000	11.495518	14.96%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	14.036769	15.968736	13.76%	0	2010
	10.237146	14.036769	37.12%	0	2009
	17.447818	10.237146	-41.33%	0	2008
	16.730387	17.447818	4.29%	0	2007
	14.489922	16.730387	15.46%	0	2006
	12.920970	14.489922	12.14%	0	2005
	11.053003	12.920970	16.90%	0	2004
	7.877744	11.053003	40.31%	0	2003
	10.000000	7.877744	-21.22%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.747183	15.603954	13.51%	0	2010
	10.055974	13.747183	36.71%	0	2009
	17.179946	10.055974	-41.47%	0	2008
	16.510488	17.179946	4.05%	0	2007
	14.339484	16.510488	15.14%	0	2006
	12.814620	14.339484	11.90%	0	2005
	10.988310	12.814620	16.62%	0	2004
	7.840418	10.988310	40.15%	0	2003
	10.000000	7.840418	-21.60%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.130824	15.910263	12.59%	0	2010
	12.165070	14.130824	16.16%	2,022	2009
	14.501261	12.165070	-16.11%	2,022	2008
	13.494589	14.501261	7.46%	2,022	2007
	12.827342	13.494589	5.20%	2,022	2006
	12.758795	12.827342	0.54%	2,022	2005
	11.994294	12.758795	6.37%	2,310	2004
	10.435836	11.994294	14.93%	0	2003
	10.000000	10.435836	4.36%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.455744	2.762876	12.51%	0	2010
	1.974937	2.455744	24.35%	0	2009
	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.383081	3.810457	12.63%	0	2010
	2.751884	3.383081	22.94%	0	2009
	13.153542	2.751884	-79.08%	0	2008
	13.423349	13.153542	-2.01%	0	2007
	12.504291	13.423349	7.35%	0	2006
	12.457594	12.504291	0.37%	0	2005
	11.653882	12.457594	6.90%	0	2004
	9.583432	11.653882	21.60%	0	2003
	10.000000	9.583432	-4.17%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.716744	11.040812	13.63%	0	2010
	7.738601	9.716744	25.56%	4,721	2009
	12.853565	7.738601	-39.79%	10,426	2008
	12.581551	12.853565	2.16%	11,403	2007
	11.175247	12.581551	12.58%	11,770	2006
	10.772623	11.175247	3.74%	11,770	2005
	10.061106	10.772623	7.07%	12,444	2004
	8.111360	10.061106	24.04%	0	2003
	10.000000	8.111360	-18.89%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.353613	16.166352	21.06%	0	2010
	9.921832	13.353613	34.59%	0	2009
	16.268807	9.921832	-39.01%	0	2008
	16.788783	16.268807	-3.10%	0	2007
	14.881197	16.788783	12.82%	0	2006
	13.799472	14.881197	7.84%	0	2005
	11.779111	13.799472	17.15%	0	2004
	8.317207	11.779111	41.62%	0	2003
	10.000000	8.317207	-16.83%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.856987	9.484961	20.72%	0	2010
	5.851133	7.856987	34.28%	0	2009
	9.621079	5.851133	-39.18%	0	2008
	9.946933	9.621079	-3.28%	0	2007
	10.000000	9.946933	-0.53%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.826649	11.616366	7.29%	0	2010
	10.000000	10.826649	8.27%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.905794	11.253389	3.19%	0	2010
	10.000000	10.905794	9.06%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.079140	12.431474	12.21%	0	2010
	8.700061	11.079140	27.35%	0	2009
	14.467322	8.700061	-39.86%	0	2008
	15.697055	14.467322	-7.83%	0	2007
	13.803856	15.697055	13.72%	0	2006
	13.371334	13.803856	3.23%	0	2005
	12.267172	13.371334	9.00%	0	2004
	10.000000	12.267172	22.67%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.455848	12.365122	7.94%	0	2010
	9.369673	11.455848	22.27%	0	2009
	17.041483	9.369673	-45.02%	0	2008
	16.031974	17.041483	6.30%	0	2007
	12.794870	16.031974	25.30%	0	2006
	11.624088	12.794870	10.07%	0	2005
	10.197611	11.624088	13.99%	0	2004
	8.087726	10.197611	26.09%	0	2003
	10.000000	8.087726	-19.12%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.139971	13.768139	23.59%	0	2010
	8.633428	11.139971	29.03%	0	2009
	14.513881	8.633428	-40.52%	0	2008
	16.953001	14.513881	-14.39%	0	2007
	14.732466	16.953001	15.07%	0	2006
	14.030336	14.732466	5.00%	0	2005
	11.331455	14.030336	23.82%	0	2004
	7.718591	11.331455	46.81%	0	2003
	10.000000	7.718591	-22.81%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.383252	13.489705	18.50%	0	2010
	7.079855	11.383252	60.78%	0	2009
	11.461743	7.079855	-38.23%	0	2008
	11.073648	11.461743	3.50%	0	2007
	10.705628	11.073648	3.44%	0	2006
	10.324606	10.705628	3.69%	624	2005
	10.020263	10.324606	3.04%	624	2004
	8.177266	10.020263	22.54%	1,267	2003
	10.000000	8.177266	-18.23%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.377399	10.878470	4.83%	0	2010
	9.671154	10.377399	7.30%	0	2009
	11.009612	9.671154	-12.16%	0	2008
	10.667339	11.009612	3.21%	0	2007
	10.499491	10.667339	1.60%	0	2006
	10.297210	10.499491	1.96%	0	2005
	10.085843	10.297210	2.10%	0	2004
	10.000000	10.085843	0.86%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.765914	17.66%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.033842	16.209683	24.37%	0	2010
	10.000000	13.033842	30.34%	0	2009*

Unassociated Document

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.374575	10.368349	10.60%	0	2010
	7.944419	9.374575	18.00%	0	2009
	13.662704	7.944419	-41.85%	1,610	2008
	13.289979	13.662704	2.80%	1,610	2007
	11.585778	13.289979	14.71%	1,610	2006
	11.296340	11.585778	2.56%	1,610	2005
	10.358532	11.296340	9.05%	1,610	2004
	7.992132	10.358532	29.61%	1,610	2003
	10.000000	7.992132	-20.08%	950	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.279128	15.625537	2.27%	229	2010
	11.598119	15.279128	31.74%	229	2009
	25.321304	11.598119	-54.20%	0	2008
	24.462132	25.321304	3.51%	0	2007
	18.463068	24.462132	32.49%	0	2006
	16.159509	18.463068	14.26%	0	2005
	13.196155	16.159509	22.46%	0	2004
	9.349314	13.196155	41.15%	0	2003
	10.000000	9.349314	-6.51%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.187060	9.893662	7.69%	0	2010
	6.833955	9.187060	34.43%	0	2009
	11.582352	6.833955	-41.00%	0	2008
	10.398303	11.582352	11.39%	0	2007
	10.672997	10.398303	-2.57%	0	2006
	9.477797	10.672997	12.61%	0	2005
	8.921752	9.477797	6.23%	0	2004
	7.375593	8.921752	20.96%	0	2003
	10.000000	7.375593	-26.24%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.896842	18.490448	24.12%	1,650	2010
	10.650066	14.896842	39.88%	1,650	2009
	16.905650	10.650066	-37.00%	1,410	2008
	16.984296	16.905650	-0.46%	1,410	2007
	15.167121	16.984296	11.98%	1,410	2006
	14.505923	15.167121	4.56%	1,410	2005
	12.424448	14.505923	16.75%	1,410	2004
	8.993586	12.424448	38.15%	1,410	2003
	10.000000	8.993586	-10.06%	816	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.018891	12.934953	7.62%	0	2010
	10.000000	12.018891	20.19%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.573241	15.512321	23.38%	0	2010
	10.256500	12.573241	22.59%	0	2009
	15.141773	10.256500	-32.26%	0	2008
	15.546446	15.141773	-2.60%	0	2007
	13.857732	15.546446	12.19%	0	2006
	13.179188	13.857732	5.15%	0	2005
	11.027767	13.179188	19.51%	0	2004
	8.162864	11.027767	35.10%	0	2003
	10.000000	8.162864	-18.37%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.875611	11.117829	12.58%	0	2010
	7.530145	9.875611	31.15%	0	2009
	11.712008	7.530145	-35.71%	0	2008
	11.083307	11.712008	5.67%	0	2007
	10.350771	11.083307	7.08%	0	2006
	10.187684	10.350771	1.60%	0	2005
	9.782702	10.187684	4.14%	0	2004
	7.918092	9.782702	23.55%	0	2003
	10.000000	7.918092	-20.82%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.541621	11.869938	12.60%	0	2010
	8.510178	10.541621	23.87%	0	2009
	13.808468	8.510178	-38.37%	0	2008
	13.381360	13.808468	3.19%	0	2007
	11.815534	13.381360	13.25%	0	2006
	11.509838	11.815534	2.66%	0	2005
	10.609754	11.509838	8.48%	0	2004
	8.429585	10.609754	25.86%	0	2003
	10.000000	8.429585	-15.70%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.819086	13.273423	12.30%	0	2010
	9.563371	11.819086	23.59%	0	2009
	15.561603	9.563371	-38.55%	0	2008
	15.118176	15.561603	2.93%	0	2007
	13.382955	15.118176	12.97%	0	2006
	13.068898	13.382955	2.40%	0	2005
	12.078363	13.068898	8.20%	0	2004
	10.000000	12.078363	20.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.643016	10.685013	10.81%	0	2010
	8.682942	9.643016	11.06%	0	2009
	12.591402	8.682942	-31.04%	0	2008
	11.713791	12.591402	7.49%	0	2007
	10.317738	11.713791	13.53%	0	2006
	10.346933	10.317738	-0.28%	0	2005
	9.852213	10.346933	5.02%	0	2004
	8.111235	9.852213	21.46%	0	2003
	10.000000	8.111235	-18.89%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.174837	17.019084	12.15%	0	2010
	10.150023	15.174837	49.51%	0	2009
	14.007262	10.150023	-27.54%	0	2008
	13.846300	14.007262	1.16%	0	2007
	12.771282	13.846300	8.42%	0	2006
	12.735304	12.771282	0.28%	0	2005
	11.790574	12.735304	8.01%	0	2004
	9.873257	11.790574	19.42%	0	2003
	10.000000	9.873257	-1.27%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.366651	13.156760	6.39%	0	2010
	10.472448	12.366651	18.09%	0	2009
	11.520324	10.472448	-9.10%	0	2008
	11.150375	11.520324	3.32%	0	2007
	10.917947	11.150375	2.13%	0	2006
	10.991868	10.917947	-0.67%	0	2005
	10.818840	10.991868	1.60%	0	2004
	10.544167	10.818840	2.60%	0	2003
	10.000000	10.544167	5.44%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.262183	13.018882	6.17%	0	2010
	10.408118	12.262183	17.81%	231	2009
	11.482365	10.408118	-9.36%	231	2008
	11.139378	11.482365	3.08%	231	2007
	10.931808	11.139378	1.90%	231	2006
	11.039656	10.931808	-0.98%	231	2005
	10.897441	11.039656	1.31%	231	2004
	10.641725	10.897441	2.40%	231	2003
	10.000000	10.641725	6.42%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.848184	10.079186	13.91%	0	2010
	6.795828	8.848184	30.20%	0	2009
	10.809379	6.795828	-37.13%	0	2008
	9.274894	10.809379	16.54%	0	2007
	8.852535	9.274894	4.77%	0	2006
	8.698315	8.852535	1.77%	0	2005
	8.380742	8.698315	3.79%	0	2004
	6.940657	8.380742	20.75%	0	2003
	8.381284	6.940657	-17.19%	0	2002
	9.242994	8.381284	-9.32%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.149266	9.270859	13.76%	0	2010
	6.276950	8.149266	29.83%	0	2009
	9.994045	6.276950	-37.19%	0	2008
	8.595000	9.994045	16.28%	0	2007
	8.213196	8.595000	4.65%	0	2006
	8.087729	8.213196	1.55%	0	2005
	7.808873	8.087729	3.57%	0	2004
	6.473446	7.808873	20.63%	0	2003
	7.843679	6.473446	-17.47%	0	2002
	8.658751	7.843679	-9.41%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.623294	11.889257	11.92%	0	2010
	8.402723	10.623294	26.43%	0	2009
	12.040013	8.402723	-30.21%	0	2008
	10.645730	12.040013	13.10%	0	2007
	10.124339	10.645730	5.15%	0	2006
	9.934879	10.124339	1.91%	0	2005
	9.617065	9.934879	3.30%	0	2004
	8.318647	9.617065	15.61%	0	2003
	9.308193	8.318647	-10.63%	0	2002
	9.915285	9.308193	-6.12%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	9.955256	11.124228	11.74%	0	2010
	7.885289	9.955256	26.25%	0	2009
	11.312268	7.885289	-30.29%	0	2008
	10.018233	11.312268	12.92%	0	2007
	9.536427	10.018233	5.05%	0	2006
	9.371239	9.536427	1.76%	0	2005
	9.087100	9.371239	3.13%	0	2004
	7.876483	9.087100	15.37%	0	2003
	8.830507	7.876483	-10.80%	0	2002
	9.420106	8.830507	-6.26%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	9.936467	11.495461	15.69%	0	2010
	7.324543	9.936467	35.66%	0	2009
	11.322734	7.324543	-35.31%	0	2008
	10.605397	11.322734	6.76%	0	2007
	9.688083	10.605397	9.47%	0	2006
	9.355394	9.688083	3.56%	0	2005
	9.050692	9.355394	3.37%	0	2004
	7.854002	9.050692	15.24%	0	2003
	8.778810	7.854002	-10.53%	0	2002
	9.111523	8.778810	-3.65%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.275830	11.864657	15.46%	0	2010
	7.576601	10.275830	35.63%	0	2009
	11.734726	7.576601	-35.43%	0	2008
	11.009390	11.734726	6.59%	0	2007
	10.069821	11.009390	9.33%	0	2006
	9.731672	10.069821	3.47%	0	2005
	9.439402	9.731672	3.10%	75	2004
	8.199396	9.439402	15.12%	75	2003
	9.182880	8.199396	-10.71%	75	2002
	9.545191	9.182880	-3.80%	75	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.218233	8.356122	15.76%	0	2010
	5.416456	7.218233	33.26%	0	2009
	9.393282	5.416456	-42.34%	0	2008
	8.960556	9.393282	4.83%	0	2007
	8.016456	8.960556	11.78%	0	2006
	6.757581	8.016456	18.63%	0	2005
	6.805215	6.757581	-0.70%	0	2004
	5.544477	6.805215	22.74%	0	2003
	6.095214	5.544477	-9.04%	0	2002
	8.708555	6.095214	-30.01%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.109492	8.224751	15.69%	0	2010
	5.339847	7.109492	33.14%	0	2009
	9.285651	5.339847	-42.49%	0	2008
	8.874123	9.285651	4.64%	0	2007
	7.951616	8.874123	11.60%	0	2006
	6.719806	7.951616	18.33%	0	2005
	6.766693	6.719806	-0.69%	0	2004
	5.524853	6.766693	22.48%	0	2003
	6.095213	5.524853	-9.36%	0	2002
	8.708553	6.095213	-30.01%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.063242	10.227459	12.85%	0	2010
	7.108684	9.063242	27.50%	0	2009
	12.654456	7.108684	-43.82%	0	2008
	12.727104	12.654456	-0.57%	0	2007
	10.809032	12.727104	17.75%	0	2006
	10.423208	10.809032	3.70%	0	2005
	9.544098	10.423208	9.21%	0	2004
	7.474825	9.544098	27.68%	0	2003
	9.184896	7.474825	-18.62%	0	2002
	9.871006	9.184896	-6.95%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.783995	11.024423	12.68%	0	2010
	7.682716	9.783995	27.35%	0	2009
	13.702053	7.682716	-43.93%	1,594	2008
	13.800453	13.702053	-0.71%	1,594	2007
	11.735352	13.800453	17.60%	1,594	2006
	11.336551	11.735352	3.52%	1,594	2005
	10.394330	11.336551	9.06%	1,704	2004
	8.152710	10.394330	27.50%	1,704	2003
	10.036504	8.152710	-18.77%	1,050	2002
	10.801843	10.036504	-7.09%	111	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.913004	8.896452	12.43%	0	2010
	6.346599	7.913004	24.68%	0	2009
	11.117398	6.346599	-42.91%	0	2008
	10.124646	11.117398	9.81%	0	2007
	9.136671	10.124646	10.81%	0	2006
	8.665518	9.136671	5.44%	0	2005
	8.357021	8.665518	3.69%	0	2004
	6.895757	8.357021	21.19%	0	2003
	8.442315	6.895757	-18.32%	0	2002
	9.447372	8.442315	-10.64%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.061648	9.054472	12.32%	0	2010
	6.473206	8.061648	24.54%	0	2009
	11.363202	6.473206	-43.03%	0	2008
	10.361725	11.363202	9.67%	0	2007
	9.363460	10.361725	10.66%	0	2006
	8.891162	9.363460	5.31%	0	2005
	8.593326	8.891162	3.47%	0	2004
	7.099623	8.593326	21.04%	0	2003
	8.707841	7.099623	-18.47%	0	2002
	9.761336	8.707841	-10.79%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.844546	8.325692	21.64%	0	2010
	5.447351	6.844546	25.65%	0	2009
	10.529463	5.447351	-48.27%	0	2008
	8.465284	10.529463	24.38%	0	2007
	8.088667	8.465284	4.66%	0	2006
	7.806203	8.088667	3.62%	0	2005
	7.709846	7.806203	1.25%	0	2004
	5.921737	7.709846	30.20%	0	2003
	8.652786	5.921737	-31.56%	0	2002
	10.727787	8.652786	-19.34%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.299294	6.435931	21.45%	0	2010
	4.223561	5.299294	25.47%	0	2009
	8.175440	4.223561	-48.34%	0	2008
	6.583673	8.175440	24.18%	0	2007
	6.300181	6.583673	4.50%	0	2006
	6.090001	6.300181	3.45%	0	2005
	6.023056	6.090001	1.11%	0	2004
	4.634577	6.023056	29.96%	0	2003
	6.781416	4.634577	-31.66%	0	2002
	8.421979	6.781416	-19.48%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.091331	9.892444	22.26%	0	2010
	5.905920	8.091331	37.00%	0	2009
	11.782176	5.905920	-49.87%	0	2008
	10.226809	11.782176	15.21%	0	2007
	9.619435	10.226809	6.31%	0	2006
	9.085281	9.619435	5.88%	0	2005
	8.406230	9.085281	8.08%	0	2004
	6.570627	8.406230	27.94%	0	2003
	9.097375	6.570627	-27.77%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.912444	9.673191	22.25%	0	2010
	5.791960	7.912444	36.61%	0	2009
	11.561365	5.791960	-49.90%	0	2008
	10.051764	11.561365	15.02%	0	2007
	9.466276	10.051764	6.18%	0	2006
	8.960375	9.466276	5.65%	0	2005
	8.310687	8.960375	7.82%	51	2004
	6.505670	8.310687	27.75%	51	2003
	9.042161	6.505670	-28.05%	51	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.817019	10.952852	11.57%	0	2010
	6.963750	9.817019	40.97%	0	2009
	9.477805	6.963750	-26.53%	0	2008
	9.417143	9.477805	0.64%	0	2007
	8.638300	9.417143	9.02%	0	2006
	8.592804	8.638300	0.53%	0	2005
	8.005701	8.592804	7.33%	0	2004
	6.430462	8.005701	24.50%	0	2003
	6.329333	6.430462	1.60%	0	2002
	7.327699	6.329333	-13.62%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.562092	11.772185	11.46%	0	2010
	7.508524	10.562092	40.67%	108	2009
	10.229844	7.508524	-26.60%	108	2008
	10.175708	10.229844	0.53%	108	2007
	9.347010	10.175708	8.87%	108	2006
	9.316951	9.347010	0.32%	108	2005
	8.687054	9.316951	7.25%	108	2004
	6.989672	8.687054	24.28%	108	2003
	6.901005	6.989672	1.28%	0	2002
	7.992732	6.901005	-13.66%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.079451	11.245972	11.57%	0	2010
	7.163721	10.079451	40.70%	0	2009
	9.765537	7.163721	-26.64%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.079451	11.245972	11.57%	0	2010
	7.163721	10.079451	40.70%	0	2009
	9.765537	7.163721	-26.64%	0	2008
	10.000000	9.765537	-2.34%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	7.949439	8.965539	12.78%	0	2010
	6.403733	7.949439	24.14%	0	2009
	10.366912	6.403733	-38.23%	0	2008
	10.028717	10.366912	3.37%	0	2007
	8.837525	10.028717	13.48%	0	2006
	8.597999	8.837525	2.79%	0	2005
	7.927467	8.597999	8.46%	0	2004
	6.296268	7.927467	25.91%	0	2003
	8.259249	6.296268	-23.77%	0	2002
	9.584429	8.259249	-13.83%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.604168	15.437057	5.70%	0	2010
	12.870828	14.604168	13.47%	0	2009
	13.567690	12.870828	-5.14%	0	2008
	13.262432	13.567690	2.30%	0	2007
	12.961744	13.262432	2.32%	0	2006
	12.935296	12.961744	0.20%	0	2005
	12.629824	12.935296	2.42%	0	2004
	12.243816	12.629824	3.15%	0	2003
	11.316762	12.243816	8.19%	0	2002
	10.642261	11.316762	6.34%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	28.844588	36.400678	26.20%	0	2010
	21.010649	28.844588	37.29%	0	2009
	35.425331	21.010649	-40.69%	0	2008
	31.288100	35.425331	13.22%	0	2007
	28.340477	31.288100	10.40%	0	2006
	24.451123	28.340477	15.91%	0	2005
	19.986111	24.451123	22.34%	0	2004
	14.714450	19.986111	35.83%	0	2003
	16.655494	14.714450	-11.65%	0	2002
	17.579993	16.655494	-5.26%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	17.966371	22.649634	26.07%	139	2010
	13.111508	17.966371	37.03%	139	2009
	22.142782	13.111508	-40.79%	0	2008
	19.581993	22.142782	13.08%	0	2007
	17.766744	19.581993	10.22%	0	2006
	15.352938	17.766744	15.72%	0	2005
	12.561010	15.352938	22.23%	0	2004
	9.266126	12.561010	35.56%	0	2003
	10.503511	9.266126	-11.78%	0	2002
	11.103976	10.503511	-5.41%	0	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.391501	11.196511	-1.71%	0	2010
	11.534899	11.391501	-1.24%	0	2009
	11.418504	11.534899	1.02%	0	2008
	11.073225	11.418504	3.12%	0	2007
	10.766283	11.073225	2.85%	0	2006
	10.655515	10.766283	1.04%	0	2005
	10.737862	10.655515	-0.77%	0	2004
	10.843120	10.737862	-0.97%	0	2003
	10.874594	10.843120	-0.29%	0	2002
	10.650182	10.874594	2.11%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.297761	11.409016	10.79%	0	2010
	8.306509	10.297761	23.97%	0	2009
	15.092331	8.306509	-44.96%	0	2008
	13.134135	15.092331	14.91%	0	2007
	11.356452	13.134135	15.65%	0	2006
	9.734736	11.356452	16.66%	0	2005
	8.748328	9.734736	11.28%	0	2004
	6.230312	8.748328	40.42%	0	2003
	7.977219	6.230312	-21.90%	0	2002
	10.335636	7.977219	-22.82%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.226639	9.101218	10.63%	0	2010
	6.647326	8.226639	23.76%	0	2009
	12.098140	6.647326	-45.05%	0	2008
	10.542253	12.098140	14.76%	0	2007
	9.128879	10.542253	15.48%	0	2006
	7.837725	9.128879	16.47%	0	2005
	7.054365	7.837725	11.10%	135	2004
	5.029815	7.054365	40.25%	135	2003
	6.449271	5.029815	-22.01%	135	2002
	8.344298	6.449271	-22.71%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.535584	12.761543	10.63%	0	2010
	9.322533	11.535584	23.74%	0	2009
	16.962678	9.322533	-45.04%	0	2008
	14.780294	16.962678	14.77%	0	2007
	12.794338	14.780294	15.52%	0	2006
	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.643626	12.902094	10.81%	0	2010
	9.388237	11.643626	24.02%	0	2009
	17.061709	9.388237	-44.97%	0	2008
	14.845640	17.061709	14.93%	0	2007
	12.836006	14.845640	15.66%	0	2006
	11.007363	12.836006	16.61%	0	2005
	10.000000	11.007363	10.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.444329	10.902396	15.44%	0	2010
	6.766807	9.444329	39.57%	0	2009
	12.907778	6.766807	-47.58%	0	2008
	12.908605	12.907778	-0.01%	0	2007
	11.491808	12.908605	12.33%	0	2006
	11.047675	11.491808	4.02%	0	2005
	10.144164	11.047675	8.91%	0	2004
	7.716326	10.144164	31.46%	0	2003
	9.343206	7.716326	-17.41%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.323100	10.742662	15.23%	0	2010
	6.691203	9.323100	39.33%	0	2009
	12.780701	6.691203	-47.65%	0	2008
	12.798168	12.780701	-0.14%	0	2007
	11.408231	12.798168	12.18%	0	2006
	10.992801	11.408231	3.78%	0	2005
	10.106896	10.992801	8.77%	49	2004
	7.706846	10.106896	31.14%	49	2003
	9.343217	7.706846	-17.51%	49	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	11.954924	14.823046	23.99%	0	2010
	7.746465	11.954924	54.33%	0	2009
	16.182503	7.746465	-52.13%	0	2008
	15.630838	16.182503	3.53%	0	2007
	13.718739	15.630838	13.94%	0	2006
	13.642263	13.718739	0.56%	0	2005
	12.206182	13.642263	11.77%	0	2004
	7.889291	12.206182	54.72%	0	2003
	10.000000	7.889291	-21.11%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.164238	13.829884	23.88%	109	2010
	7.245375	11.164238	54.09%	109	2009
	15.169935	7.245375	-52.24%	0	2008
	14.674799	15.169935	3.37%	0	2007
	12.900659	14.674799	13.75%	0	2006
	12.844759	12.900659	0.44%	0	2005
	11.507595	12.844759	11.62%	0	2004
	7.457961	11.507595	54.30%	0	2003
	10.000000	7.457961	-25.42%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	10.985683	13.027216	18.58%	0	2010
	9.521448	10.985683	15.38%	0	2009
	13.292493	9.521448	-28.37%	0	2008
	13.893737	13.292493	-4.33%	0	2007
	12.066282	13.893737	15.15%	0	2006
	11.868487	12.066282	1.67%	0	2005
	10.880441	11.868487	9.08%	0	2004
	8.885848	10.880441	22.45%	0	2003
	10.000000	8.885848	-11.14%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.389555	9.069547	8.11%	0	2010
	6.569115	8.389555	27.71%	0	2009
	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.555890	14.444853	6.56%	0	2010
	10.066474	13.555890	34.66%	0	2009
	17.178982	10.066474	-41.40%	0	2008
	15.133134	17.178982	13.52%	0	2007
	12.681594	15.133134	19.33%	0	2006
	11.706634	12.681594	8.33%	0	2005
	10.043815	11.706634	16.56%	0	2004
	7.727801	10.043815	29.97%	0	2003
	10.000000	7.727801	-22.72%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.110245	9.161382	12.96%	0	2010
	6.851921	8.110245	18.36%	0	2009
	12.180597	6.851921	-43.75%	0	2008
	11.119513	12.180597	9.54%	0	2007
	10.692322	11.119513	4.00%	0	2006
	10.042825	10.692322	6.47%	0	2005
	9.632542	10.042825	4.26%	0	2004
	7.604663	9.632542	26.67%	0	2003
	10.000000	7.604663	-23.95%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.259229	13.112962	16.46%	0	2010
	8.065623	11.259229	39.60%	0	2009
	15.529291	8.065623	-48.06%	0	2008
	14.290131	15.529291	8.67%	0	2007
	12.507335	14.290131	14.25%	0	2006
	11.637504	12.507335	7.47%	0	2005
	10.276130	11.637504	13.25%	0	2004
	7.742669	10.276130	32.72%	0	2003
	10.000000	7.742669	-22.57%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.511963	12.211090	16.16%	0	2010
	7.550532	10.511963	39.22%	0	2009
	14.565594	7.550532	-48.16%	0	2008
	13.439252	14.565594	8.38%	0	2007
	11.789285	13.439252	14.00%	0	2006
	11.003441	11.789285	7.14%	0	2005
	10.000000	11.003441	10.03%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.838728	10.568803	7.42%	0	2010
	7.821179	9.838728	25.80%	0	2009
	11.418828	7.821179	-31.51%	0	2008
	10.772762	11.418828	6.00%	0	2007
	10.000000	10.772762	7.73%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.752352	10.446697	7.12%	0	2010
	7.771618	9.752352	25.49%	0	2009
	11.375696	7.771618	-31.68%	0	2008
	10.755751	11.375696	5.76%	0	2007
	10.000000	10.755751	7.56%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.201985	17.889275	10.41%	0	2010
	12.248090	16.201985	32.28%	0	2009
	21.011539	12.248090	-41.71%	0	2008
	18.726225	21.011539	12.20%	0	2007
	14.933817	18.726225	25.39%	0	2006
	12.939296	14.933817	15.41%	0	2005
	10.667772	12.939296	21.29%	0	2004
	8.460282	10.667772	26.09%	0	2003
	10.000000	8.460282	-15.40%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.175758	14.742214	11.89%	0	2010
	10.319903	13.175758	27.67%	0	2009
	14.724929	10.319903	-29.92%	0	2008
	13.710160	14.724929	7.40%	0	2007
	12.569036	13.710160	9.08%	0	2006
	11.911093	12.569036	5.52%	0	2005
	10.673118	11.911093	11.60%	0	2004
	8.549880	10.673118	24.83%	0	2003
	10.000000	8.549880	-14.50%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.910766	10.446613	17.24%	0	2010
	5.486462	8.910766	62.41%	0	2009
	10.996965	5.486462	-50.11%	0	2008
	9.616335	10.996965	14.36%	0	2007
	9.556244	9.616335	0.63%	0	2006
	9.054153	9.556244	5.55%	0	2005
	8.648105	9.054153	4.70%	0	2004
	6.942881	8.648105	24.56%	0	2003
	10.000000	6.942881	-30.57%	0	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.405352	11.803976	13.44%	2,400	2010
	8.264543	10.405352	25.90%	2,400	2009
	13.129964	8.264543	-37.06%	2,400	2008
	13.711793	13.129964	-4.24%	2,400	2007
	12.050257	13.711793	13.79%	2,400	2006
	11.804081	12.050257	2.09%	2,400	2005
	10.252067	11.804081	15.14%	2,400	2004
	7.995603	10.252067	28.22%	2,400	2003
	10.000000	7.995603	-20.04%	1,363	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.809328	12.583734	6.56%	0	2010
	10.000000	11.809328	18.09%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.431291	10.371221	9.97%	0	2010
	6.915263	9.431291	36.38%	0	2009
	11.191774	6.915263	-38.21%	1,130	2008
	10.281982	11.191774	8.85%	1,130	2007
	9.772115	10.281982	5.22%	1,130	2006
	9.561750	9.772115	2.20%	1,130	2005
	8.947926	9.561750	6.86%	1,130	2004
	7.443222	8.947926	20.22%	1,130	2003
	10.000000	7.443222	-25.57%	654	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.765285	8.570745	26.69%	3,507	2010
	4.884818	6.765285	38.50%	3,573	2009
	10.292572	4.884818	-52.54%	4,330	2008
	9.586740	10.292572	7.36%	4,393	2007
	9.557391	9.586740	0.31%	4,446	2006
	9.476147	9.557391	0.86%	4,501	2005
	8.449634	9.476147	12.15%	4,501	2004
	6.308179	8.449634	33.95%	3,895	2003
	10.000000	6.308179	-36.92%	2,261	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.585589	14.109771	33.29%	0	2010
	6.626547	10.585589	59.75%	0	2009
	11.174926	6.626547	-40.70%	0	2008
	11.147524	11.174926	0.25%	0	2007
	10.066967	11.147524	10.73%	0	2006
	9.774784	10.066967	2.99%	0	2005
	9.386360	9.774784	4.14%	0	2004
	7.174366	9.386360	30.83%	0	2003
	10.000000	7.174366	-28.26%	0	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.064555	13.156277	9.05%	1,517	2010
	10.048480	12.064555	20.06%	1,970	2009
	15.237959	10.048480	-34.06%	2,170	2008
	14.445689	15.237959	5.48%	2,327	2007
	12.225235	14.445689	18.16%	2,461	2006
	11.710345	12.225235	4.40%	2,598	2005
	10.401168	11.710345	12.59%	2,438	2004
	8.506274	10.401168	22.28%	775	2003
	10.000000	8.506274	-14.94%	279	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.702750	7.03%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.909562	11.825725	8.40%	0	2010
	8.857147	10.909562	23.17%	0	2009
	12.736801	8.857147	-31.73%	0	2008
	12.154010	12.736801	4.80%	0	2007
	11.225369	12.154010	8.27%	0	2006
	11.008085	11.225369	1.97%	0	2005
	10.597687	11.008085	3.87%	0	2004
	9.215219	10.597687	15.00%	0	2003
	10.000000	9.215219	-7.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.595557	12.763569	20.46%	0	2010
	8.222313	10.595557	28.86%	0	2009
	13.848384	8.222313	-40.63%	0	2008
	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	0	2005
	10.000000	11.236012	12.36%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.387724	13.743741	10.95%	0	2010
	10.000000	12.387724	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.034298	9.922759	9.83%	0	2010
	7.465869	9.034298	21.01%	0	2009
	10.843154	7.465869	-31.15%	0	2008
	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.205658	10.606108	3.92%	0	2010
	9.280979	10.205658	9.96%	0	2009
	10.502388	9.280979	-11.63%	0	2008
	10.402195	10.502388	0.96%	0	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.023020	10.938302	9.13%	0	2010
	7.218983	10.023020	38.84%	0	2009
	11.998783	7.218983	-39.84%	0	2008
	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.352911	9.680230	15.89%	0	2010
	6.138425	8.352911	36.08%	0	2009
	11.222723	6.138425	-45.30%	0	2008
	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.597040	8.266547	8.81%	0	2010
	5.928601	7.597040	28.14%	0	2009
	9.762924	5.928601	-39.27%	0	2008
	10.000000	9.762924	-2.37%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.523960	12.786356	10.95%	0	2010
	8.045559	11.523960	43.23%	0	2009
	11.412324	8.045559	-29.50%	0	2008
	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.629139	8.631396	13.14%	0	2010
	5.086752	7.629139	49.98%	0	2009
	10.000000	5.086752	-49.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.863928	9.528955	21.17%	0	2010
	6.097509	7.863928	28.97%	0	2009
	10.000000	6.097509	-39.02%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.845689	9.505383	21.15%	0	2010
	6.095623	7.845689	28.71%	0	2009
	10.000000	6.095623	-39.04%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.017520	9.037008	12.72%	0	2010
	6.329119	8.017520	26.68%	0	2009
	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.263244	10.027838	8.25%	0	2010
	7.884632	9.263244	17.48%	0	2009
	10.000000	7.884632	-21.15%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.723627	9.613325	10.20%	0	2010
	7.165610	8.723627	21.74%	0	2009
	10.000000	7.165610	-28.34%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.006663	10.478811	4.72%	0	2010
	9.029915	10.006663	10.82%	0	2009
	10.000000	9.029915	-9.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.993867	9.821305	9.20%	0	2010
	7.521865	8.993867	19.57%	0	2009
	10.000000	7.521865	-24.78%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.444619	9.382225	11.10%	0	2010
	6.804125	8.444619	24.11%	0	2009
	10.000000	6.804125	-31.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.534297	10.192952	6.91%	0	2010
	8.262967	9.534297	15.39%	0	2009
	10.000000	8.262967	-17.37%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.469538	10.989796	4.97%	0	2010
	9.815492	10.469538	6.66%	0	2009
	10.000000	9.815492	-1.85%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.427791	10.917498	4.70%	0	2010
	9.793750	10.427791	6.47%	0	2009
	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.427791	10.917498	4.70%	0	2010
	9.793750	10.427791	6.47%	0	2009
	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	24.862050	28.256828	13.65%	0	2010
	15.547606	24.862050	59.91%	0	2009
	37.693420	15.547606	-58.75%	0	2008
	26.479959	37.693420	42.35%	0	2007
	19.810715	26.479959	33.66%	0	2006
	15.267311	19.810715	29.76%	0	2005
	12.928636	15.267311	18.09%	0	2004
	8.007358	12.928636	61.46%	0	2003
	10.000000	8.007358	-19.93%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.180025	21.794414	13.63%	0	2010
	11.994322	19.180025	59.91%	0	2009
	29.033083	11.994322	-58.69%	0	2008
	20.359741	29.033083	42.60%	0	2007
	15.205039	20.359741	33.90%	0	2006
	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.511882	12.854551	2.74%	0	2010
	12.426609	12.511882	0.69%	0	2009
	11.765456	12.426609	5.62%	0	2008
	11.199019	11.765456	5.06%	0	2007
	11.051850	11.199019	1.33%	0	2006
	10.914818	11.051850	1.26%	0	2005
	10.780215	10.914818	1.25%	0	2004
	10.779019	10.780215	0.01%	0	2003
	10.000000	10.779019	7.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.899575	7.644830	10.80%	0	2010
	5.435866	6.899575	26.93%	0	2009
	10.000000	5.435866	-45.64%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.600809	13.038758	12.40%	0	2010
	9.301113	11.600809	24.72%	0	2009
	15.020492	9.301113	-38.08%	0	2008
	14.459330	15.020492	3.88%	0	2007
	12.617681	14.459330	14.60%	0	2006
	11.922253	12.617681	5.83%	0	2005
	10.663592	11.922253	11.80%	0	2004
	8.247242	10.663592	29.30%	0	2003
	10.000000	8.247242	-17.53%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.488255	12.369869	7.67%	0	2010
	10.000000	11.488255	14.88%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.045182	13.231289	9.85%	0	2010
	10.000000	12.045182	20.45%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.503739	11.944123	3.83%	0	2010
	10.755427	11.503739	6.96%	0	2009
	11.672364	10.755427	-7.86%	0	2008
	11.297807	11.672364	3.32%	0	2007
	10.852886	11.297807	4.10%	0	2006
	10.713837	10.852886	1.30%	0	2005
	10.441136	10.713837	2.61%	0	2004
	9.868496	10.441136	5.80%	0	2003
	10.000000	9.868496	-1.32%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.707712	12.732366	8.75%	2,381	2010
	10.022655	11.707712	16.81%	2,638	2009
	13.309382	10.022655	-24.69%	3,364	2008
	12.848368	13.309382	3.59%	3,755	2007
	11.767231	12.848368	9.19%	3,966	2006
	11.391767	11.767231	3.30%	4,181	2005
	10.606821	11.391767	7.40%	4,181	2004
	9.010832	10.606821	17.71%	1,693	2003
	10.000000	9.010832	-9.89%	951	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.792835	13.047052	10.64%	526	2010
	9.668879	11.792835	21.97%	582	2009
	14.373428	9.668879	-32.73%	652	2008
	13.811402	14.373428	4.07%	706	2007
	12.297200	13.811402	12.31%	753	2006
	11.712714	12.297200	4.99%	800	2005
	10.656870	11.712714	9.91%	638	2004
	8.582041	10.656870	24.18%	0	2003
	10.000000	8.582041	-14.18%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.753828	12.506227	6.40%	0	2010
	10.463884	11.753828	12.33%	0	2009
	12.561928	10.463884	-16.70%	191	2008
	12.103899	12.561928	3.78%	191	2007
	11.385005	12.103899	6.31%	191	2006
	11.112297	11.385005	2.45%	191	2005
	10.576137	11.112297	5.07%	0	2004
	9.486812	10.576137	11.48%	0	2003
	10.000000	9.486812	-5.13%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	12.911993	15.977707	23.74%	0	2010
	9.629430	12.911993	34.09%	0	2009
	15.457717	9.629430	-37.70%	0	2008
	14.658684	15.457717	5.45%	0	2007
	13.604067	14.658684	7.75%	0	2006
	12.376368	13.604067	9.92%	0	2005
	10.906626	12.376368	13.48%	0	2004
	8.260796	10.906626	32.03%	0	2003
	10.000000	8.260796	-17.39%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.117175	14.954238	23.41%	0	2010
	9.053532	12.117175	33.84%	0	2009
	14.567921	9.053532	-37.85%	0	2008
	13.839053	14.567921	5.27%	0	2007
	12.860593	13.839053	7.61%	0	2006
	11.721015	12.860593	9.72%	0	2005
	10.349457	11.721015	13.25%	0	2004
	7.859418	10.349457	31.68%	0	2003
	10.000000	7.859418	-21.41%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.076057	9.879590	-1.95%	0	2010
	10.272138	10.076057	-1.91%	0	2009
	10.265605	10.272138	0.06%	0	2008
	9.992006	10.265605	2.74%	0	2007
	9.748540	9.992006	2.50%	0	2006
	9.683519	9.748540	0.67%	0	2005
	9.796615	9.683519	-1.15%	0	2004
	9.929328	9.796615	-1.34%	0	2003
	10.000000	9.929328	-0.71%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.066282	9.000995	11.59%	0	2010
	6.044248	8.066282	33.45%	0	2009
	10.000000	6.044248	-39.56%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.251883	10.666557	4.04%	0	2010
	8.052952	10.251883	27.31%	0	2009
	15.304599	8.052952	-47.38%	0	2008
	15.166113	15.304599	0.91%	0	2007
	12.600628	15.166113	20.36%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.100781	10.483392	3.79%	0	2010
	7.955492	10.100781	26.97%	0	2009
	15.152857	7.955492	-47.50%	0	2008
	15.049828	15.152857	0.68%	0	2007
	12.538773	15.049828	20.03%	0	2006
	11.437668	12.538773	9.63%	0	2005
	10.000000	11.437668	14.38%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.961577	9.005380	13.11%	0	2010
	6.277357	7.961577	26.83%	0	2009
	10.000000	6.277357	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.827338	8.653032	10.55%	0	2010
	6.265525	7.827338	24.93%	337	2009
	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.687878	9.533309	24.00%	0	2010
	6.188086	7.687878	24.24%	0	2009
	10.000000	6.188086	-38.12%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.531911	10.008039	17.30%	0	2010
	6.669444	8.531911	27.93%	0	2009
	10.000000	6.669444	-33.31%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.764903	9.524983	22.67%	0	2010
	6.226550	7.764903	24.71%	0	2009
	11.878504	6.226550	-47.58%	0	2008
	11.064825	11.878504	7.35%	0	2007
	10.957211	11.064825	0.98%	0	2006
	10.372113	10.957211	5.64%	0	2005
	9.347444	10.372113	10.96%	0	2004
	7.111026	9.347444	31.45%	0	2003
	10.000000	7.111026	-28.89%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.798559	14.646516	24.14%	0	2010
	9.533900	11.798559	23.75%	0	2009
	14.331915	9.533900	-33.48%	0	2008
	15.701103	14.331915	-8.72%	0	2007
	13.651623	15.701103	15.01%	0	2006
	13.507240	13.651623	1.07%	0	2005
	11.744214	13.507240	15.01%	0	2004
	7.635978	11.744214	53.80%	0	2003
	10.000000	7.635978	-23.64%	0	2002

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.748442	13.329193	24.01%	0	2010
	8.709840	10.748442	23.41%	0	2009
	13.121761	8.709840	-33.62%	0	2008
	14.427202	13.121761	-9.05%	0	2007
	12.565096	14.427202	14.82%	0	2006
	12.467490	12.565096	0.78%	0	2005
	10.868165	12.467490	14.72%	0	2004
	7.084817	10.868165	53.40%	0	2003
	10.000000	7.084817	-29.15%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.809696	15.740311	22.88%	0	2010
	9.698787	12.809696	32.08%	0	2009
	16.003770	9.698787	-39.40%	0	2008
	15.983061	16.003770	0.13%	0	2007
	14.548638	15.983061	9.86%	0	2006
	13.209961	14.548638	10.13%	0	2005
	11.319366	13.209961	16.70%	0	2004
	8.186587	11.319366	38.27%	0	2003
	10.000000	8.186587	-18.13%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.881541	15.785636	22.54%	456	2010
	9.772938	12.881541	31.81%	505	2009
	16.169417	9.772938	-39.56%	1,592	2008
	16.186148	16.169417	-0.10%	1,640	2007
	14.771255	16.186148	9.58%	1,680	2006
	13.449343	14.771255	9.83%	1,721	2005
	11.547626	13.449343	16.47%	1,721	2004
	8.375519	11.547626	37.87%	1,273	2003
	10.000000	8.375519	-16.24%	743	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.919209	8.791678	11.02%	0	2010
	6.432733	7.919209	23.11%	0	2009
	11.236672	6.432733	-42.75%	0	2008
	10.622866	11.236672	5.78%	0	2007
	10.000000	10.622866	6.23%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.114320	9.055986	27.29%	0	2010
	5.559464	7.114320	27.97%	0	2009
	10.000000	5.559464	-44.41%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.306389	10.349954	0.42%	0	2010
	9.813634	10.306389	5.02%	0	2009
	10.000000	9.813634	-1.86%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.241944	14.443064	9.07%	0	2010
	10.000000	13.241944	32.42%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.889540	13.750496	6.68%	0	2010
	10.000000	12.889540	28.90%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.867835	13.691636	6.40%	8,607	2010
	10.000000	12.867835	28.68%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.864296	13.414082	4.27%	0	2010
	10.000000	12.864296	28.64%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.467849	14.177814	13.71%	0	2010
	9.102427	12.467849	36.97%	0	2009
	15.523255	9.102427	-41.36%	0	2008
	14.890009	15.523255	4.25%	0	2007
	12.902936	14.890009	15.40%	0	2006
	11.508673	12.902936	12.11%	0	2005
	10.000000	11.508673	15.09%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.295262	13.944595	13.41%	554	2010
	8.996820	12.295262	36.66%	614	2009
	15.382422	8.996820	-41.51%	687	2008
	14.793739	15.382422	3.98%	744	2007
	12.851121	14.793739	15.12%	793	2006
	11.491649	12.851121	11.83%	843	2005
	10.000000	11.491649	14.92%	674	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	13.982650	15.899068	13.71%	0	2010
	10.202873	13.982650	37.05%	0	2009
	17.398306	10.202873	-41.36%	0	2008
	16.691471	17.398306	4.23%	0	2007
	14.463564	16.691471	15.40%	0	2006
	12.904016	14.463564	12.09%	0	2005
	11.044123	12.904016	16.84%	0	2004
	7.875417	11.044123	40.24%	0	2003
	10.000000	7.875417	-21.25%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.692107	15.533532	13.45%	3,603	2010
	10.020793	13.692107	36.64%	3,655	2009
	17.128597	10.020793	-41.50%	5,356	2008
	16.469580	17.128597	4.00%	5,406	2007
	14.311220	16.469580	15.08%	5,448	2006
	12.795846	14.311220	11.84%	5,492	2005
	10.977804	12.795846	16.56%	5,492	2004
	7.836909	10.977804	40.08%	5,020	2003
	10.000000	7.836909	-21.63%	2,851	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.074161	15.838389	12.54%	0	2010
	12.122470	14.074161	16.10%	0	2009
	14.457872	12.122470	-16.15%	0	2008
	13.461116	14.457872	7.40%	0	2007
	12.802032	13.461116	5.15%	0	2006
	12.740101	12.802032	0.49%	0	2005
	11.982828	12.740101	6.32%	0	2004
	10.431178	11.982828	14.88%	0	2003
	10.000000	10.431178	4.31%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.452396	2.757700	12.45%	0	2010
	1.973259	2.452396	24.28%	0	2009
	9.534642	1.973259	-79.30%	0	2008
	10.000000	9.534642	-4.65%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.370023	3.793822	12.58%	0	2010
	2.742668	3.370023	22.87%	0	2009
	13.116214	2.742668	-79.09%	0	2008
	13.392110	13.116214	-2.06%	0	2007
	12.481526	13.392110	7.30%	0	2006
	12.441231	12.481526	0.32%	0	2005
	11.644506	12.441231	6.84%	0	2004
	9.580614	11.644506	21.54%	0	2003
	10.000000	9.580614	-4.19%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.677832	10.991000	13.57%	0	2010
	7.711532	9.677832	25.50%	0	2009
	12.815154	7.711532	-39.82%	0	2008
	12.550385	12.815154	2.11%	0	2007
	11.153226	12.550385	12.53%	0	2006
	10.756853	11.153226	3.68%	0	2005
	10.051494	10.756853	7.02%	0	2004
	8.107742	10.051494	23.97%	0	2003
	10.000000	8.107742	-18.92%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.302104	16.095802	21.00%	0	2010
	9.888602	13.302104	34.52%	0	2009
	16.222625	9.888602	-39.04%	0	2008
	16.749718	16.222625	-3.15%	0	2007
	14.854127	16.749718	12.76%	0	2006
	13.781376	14.854127	7.78%	0	2005
	11.769655	13.781376	17.09%	0	2004
	8.314758	11.769655	41.55%	0	2003
	10.000000	8.314758	-16.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.842295	9.462403	20.66%	0	2010
	5.843174	7.842295	34.21%	0	2009
	9.612896	5.843174	-39.22%	0	2008
	9.943569	9.612896	-3.33%	0	2007
	10.000000	9.943569	-0.56%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.822960	11.606488	7.24%	0	2010
	10.000000	10.822960	8.23%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.902078	11.243820	3.13%	0	2010
	10.000000	10.902078	9.02%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.041531	12.382977	12.15%	0	2010
	8.674948	11.041531	27.28%	0	2009
	14.432931	8.674948	-39.89%	0	2008
	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.411666	12.311158	7.88%	0	2010
	9.338305	11.411666	22.20%	0	2009
	16.993108	9.338305	-45.05%	0	2008
	15.994660	16.993108	6.24%	0	2007
	12.771581	15.994660	25.24%	0	2006
	11.608830	12.771581	10.02%	0	2005
	10.189417	11.608830	13.93%	0	2004
	8.085334	10.189417	26.02%	0	2003
	10.000000	8.085334	-19.15%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.097008	13.708046	23.53%	0	2010
	8.604530	11.097008	28.97%	0	2009
	14.472706	8.604530	-40.55%	0	2008
	16.913578	14.472706	-14.43%	0	2007
	14.705660	16.913578	15.01%	0	2006
	14.011925	14.705660	4.95%	0	2005
	11.322354	14.011925	23.75%	0	2004
	7.716311	11.322354	46.73%	0	2003
	10.000000	7.716311	-22.84%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.339332	13.430819	18.44%	0	2010
	7.056135	11.339332	60.70%	0	2009
	11.429179	7.056135	-38.26%	0	2008
	11.047853	11.429179	3.45%	0	2007
	10.686126	11.047853	3.39%	0	2006
	10.311036	10.686126	3.64%	0	2005
	10.012189	10.311036	2.98%	0	2004
	8.174850	10.012189	22.48%	0	2003
	10.000000	8.174850	-18.25%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.342210	10.836056	4.78%	0	2010
	9.643273	10.342210	7.25%	0	2009
	10.983472	9.643273	-12.20%	0	2008
	10.647467	10.983472	3.16%	0	2007
	10.485262	10.647467	1.55%	0	2006
	10.288472	10.485262	1.91%	0	2005
	10.082409	10.288472	2.04%	0	2004
	10.000000	10.082409	0.82%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.761937	17.62%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.029408	16.195915	24.30%	0	2010
	10.000000	13.029408	30.29%	0	2009*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.336965	10.321484	10.54%	0	2010
	7.916585	9.336965	17.94%	0	2009
	13.621800	7.916585	-41.88%	0	2008
	13.256989	13.621800	2.75%	0	2007
	11.562898	13.256989	14.65%	0	2006
	11.279764	11.562898	2.51%	0	2005
	10.348615	11.279764	9.00%	0	2004
	7.988548	10.348615	29.54%	0	2003
	10.000000	7.988548	-20.11%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.217854	15.554942	2.22%	0	2010
	11.557502	15.217854	31.67%	0	2009
	25.245558	11.557502	-54.22%	0	2008
	24.401470	25.245558	3.46%	0	2007
	18.426633	24.401470	32.43%	0	2006
	16.135819	18.426633	14.20%	0	2005
	13.183532	16.135819	22.39%	0	2004
	9.345119	13.183532	41.07%	10,042	2003
	10.000000	9.345119	-6.55%	1,892	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.150224	9.848962	7.64%	0	2010
	6.810016	9.150224	34.36%	0	2009
	11.547689	6.810016	-41.03%	0	2008
	10.372496	11.547689	11.33%	0	2007
	10.651926	10.372496	-2.62%	0	2006
	9.463900	10.651926	12.55%	0	2005
	8.913212	9.463900	6.18%	0	2004
	7.372291	8.913212	20.90%	0	2003
	10.000000	7.372291	-26.28%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.837175	18.407007	24.06%	0	2010
	10.612804	14.837175	39.80%	0	2009
	16.855117	10.612804	-37.04%	0	2008
	16.942212	16.855117	-0.51%	0	2007
	15.137238	16.942212	11.92%	0	2006
	14.484686	15.137238	4.51%	0	2005
	12.412584	14.484686	16.69%	0	2004
	8.989561	12.412584	38.08%	124	2003
	10.000000	8.989561	-10.10%	129	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.014804	12.923966	7.57%	0	2010
	10.000000	12.014804	20.15%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.524709	15.444574	23.31%	0	2010
	10.222129	12.524709	22.53%	0	2009
	15.098743	10.222129	-32.30%	0	2008
	15.510213	15.098743	-2.65%	0	2007
	13.832476	15.510213	12.13%	0	2006
	13.161866	13.832476	5.10%	0	2005
	11.018902	13.161866	19.45%	0	2004
	8.160456	11.018902	35.03%	0	2003
	10.000000	8.160456	-18.40%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.837500	11.069277	12.52%	0	2010
	7.504907	9.837500	31.08%	0	2009
	11.678725	7.504907	-35.74%	0	2008
	11.057487	11.678725	5.62%	0	2007
	10.331918	11.057487	7.02%	0	2006
	10.174301	10.331918	1.55%	0	2005
	9.774836	10.174301	4.09%	0	2004
	7.915753	9.774836	23.49%	0	2003
	10.000000	7.915753	-20.84%	0	2002

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.500926	11.818090	12.54%	0	2010
	8.481654	10.500926	23.81%	0	2009
	13.769229	8.481654	-38.40%	0	2008
	13.350181	13.769229	3.14%	0	2007
	11.793998	13.350181	13.19%	0	2006
	11.494691	11.793998	2.60%	0	2005
	10.601192	11.494691	8.43%	0	2004
	8.427092	10.601192	25.80%	0	2003
	10.000000	8.427092	-15.73%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.778954	13.221617	12.25%	0	2010
	9.535766	11.778954	23.52%	0	2009
	15.524620	9.535766	-38.58%	0	2008
	15.089981	15.524620	2.88%	0	2007
	13.364792	15.089981	12.91%	0	2006
	13.057804	13.364792	2.35%	0	2005
	12.074254	13.057804	8.15%	0	2004
	10.000000	12.074254	20.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.605355	10.637859	10.75%	0	2010
	8.653453	9.605355	11.00%	0	2009
	12.555064	8.653453	-31.08%	0	2008
	11.685971	12.555064	7.44%	0	2007
	10.298470	11.685971	13.47%	0	2006
	10.332866	10.298470	-0.33%	0	2005
	9.843836	10.332866	4.97%	0	2004
	8.108473	9.843836	21.40%	0	2003
	10.000000	8.108473	-18.92%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.114047	16.942265	12.10%	0	2010
	10.114510	15.114047	49.43%	0	2009
	13.965371	10.114510	-27.57%	0	2008
	13.811960	13.965371	1.11%	0	2007
	12.746084	13.811960	8.36%	0	2006
	12.716645	12.746084	0.23%	0	2005
	11.779309	12.716645	7.96%	0	2004
	9.868842	11.779309	19.36%	0	2003
	10.000000	9.868842	-1.31%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.318949	13.099330	6.33%	0	2010
	10.437376	12.318949	18.03%	0	2009
	11.487594	10.437376	-9.14%	0	2008
	11.124399	11.487594	3.26%	0	2007
	10.898073	11.124399	2.08%	0	2006
	10.977446	10.898073	-0.72%	0	2005
	10.810151	10.977446	1.55%	0	2004
	10.541063	10.810151	2.55%	0	2003
	10.000000	10.541063	5.41%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.214305	12.961430	6.12%	0	2010
	10.372772	12.214305	17.75%	0	2009
	11.449209	10.372772	-9.40%	0	2008
	11.112904	11.449209	3.03%	0	2007
	10.911377	11.112904	1.85%	0	2006
	11.024638	10.911377	-1.03%	0	2005
	10.888164	11.024638	1.25%	0	2004
	10.638091	10.888164	2.35%	0	2003
	10.000000	10.638091	6.38%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.800144	10.019366	13.85%	0	2010
	6.762379	8.800144	30.13%	0	2009
	10.761674	6.762379	-37.16%	0	2008
	9.238698	10.761674	16.48%	0	2007
	8.822487	9.238698	4.72%	0	2006
	8.673197	8.822487	1.72%	0	2005
	8.360803	8.673197	3.74%	0	2004
	6.927674	8.360803	20.69%	0	2003
	8.369884	6.927674	-17.23%	0	2002
	9.235168	8.369884	-9.37%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.109195	9.220576	13.71%	0	2010
	6.249269	8.109195	29.76%	0	2009
	9.955054	6.249269	-37.23%	0	2008
	8.565856	9.955054	16.22%	0	2007
	8.189511	8.565856	4.60%	0	2006
	8.068508	8.189511	1.50%	0	2005
	7.794289	8.068508	3.52%	0	2004
	6.464649	7.794289	20.57%	0	2003
	7.837014	6.464649	-17.51%	0	2002
	8.655837	7.837014	-9.46%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.565696	11.818778	11.86%	0	2010
	8.361428	10.565696	26.36%	0	2009
	11.986965	8.361428	-30.25%	0	2008
	10.604269	11.986965	13.04%	0	2007
	10.090041	10.604269	5.10%	0	2006
	9.906253	10.090041	1.86%	0	2005
	9.594248	9.906253	3.25%	0	2004
	8.303143	9.594248	15.55%	0	2003
	9.295584	8.303143	-10.68%	0	2002
	9.906917	9.295584	-6.17%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	9.906280	11.063862	11.69%	0	2010
	7.850505	9.906280	26.19%	0	2009
	11.268125	7.850505	-30.33%	0	2008
	9.984254	11.268125	12.86%	0	2007
	9.508915	9.984254	5.00%	0	2006
	9.348969	9.508915	1.71%	0	2005
	9.070126	9.348969	3.07%	0	2004
	7.865778	9.070126	15.31%	0	2003
	8.823009	7.865778	-10.85%	0	2002
	9.416934	8.823009	-6.31%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	9.882555	11.427274	15.63%	0	2010
	7.288527	9.882555	35.59%	0	2009
	11.272822	7.288527	-35.34%	0	2008
	10.564057	11.272822	6.71%	0	2007
	9.655229	10.564057	9.41%	0	2006
	9.328411	9.655229	3.50%	0	2005
	9.029196	9.328411	3.31%	0	2004
	7.839339	9.029196	15.18%	0	2003
	8.766889	7.839339	-10.58%	0	2002
	9.103827	8.766889	-3.70%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.225269	11.800267	15.40%	0	2010
	7.543156	10.225269	35.56%	0	2009
	11.688899	7.543156	-35.47%	0	2008
	10.972020	11.688899	6.53%	0	2007
	10.040740	10.972020	9.28%	0	2006
	9.708519	10.040740	3.42%	0	2005
	9.421744	9.708519	3.04%	0	2004
	8.188240	9.421744	15.06%	0	2003
	9.175070	8.188240	-10.76%	0	2002
	9.541969	9.175070	-3.85%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.184223	8.312515	15.71%	0	2010
	5.393688	7.184223	33.20%	0	2009
	9.358589	5.393688	-42.37%	0	2008
	8.932041	9.358589	4.78%	0	2007
	7.995003	8.932041	11.72%	0	2006
	6.742920	7.995003	18.57%	0	2005
	6.793916	6.742920	-0.75%	0	2004
	5.538098	6.793916	22.68%	0	2003
	6.091311	5.538098	-9.08%	0	2002
	8.707484	6.091311	-30.05%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.076037	8.181876	15.63%	0	2010
	5.317434	7.076037	33.07%	0	2009
	9.251403	5.317434	-42.52%	0	2008
	8.845943	9.251403	4.58%	0	2007
	7.930404	8.845943	11.54%	0	2006
	6.705284	7.930404	18.27%	0	2005
	6.755509	6.705284	-0.74%	0	2004
	5.518520	6.755509	22.42%	0	2003
	6.091330	5.518520	-9.40%	0	2002
	8.707479	6.091330	-30.04%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.014061	10.166784	12.79%	0	2010
	7.073720	9.014061	27.43%	0	2009
	12.598676	7.073720	-43.85%	0	2008
	12.677501	12.598676	-0.62%	0	2007
	10.772376	12.677501	17.69%	0	2006
	10.393148	10.772376	3.65%	0	2005
	9.521414	10.393148	9.16%	0	2004
	7.460863	9.521414	27.62%	0	2003
	9.172426	7.460863	-18.66%	0	2002
	9.862672	9.172426	-7.00%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.735834	10.964570	12.62%	16,687	2010
	7.648805	9.735834	27.29%	16,236	2009
	13.648566	7.648805	-43.96%	15,838	2008
	13.753634	13.648566	-0.76%	13,827	2007
	11.701487	13.753634	17.54%	13,086	2006
	11.309592	11.701487	3.47%	13,046	2005
	10.374905	11.309592	9.01%	12.42	2004
	8.141614	10.374905	27.43%	11,803	2003
	10.027973	8.141614	-18.81%	1,837	2002
	10.798200	10.027973	-7.13%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.870059	8.843666	12.37%	0	2010
	6.315389	7.870059	24.62%	0	2009
	11.068388	6.315389	-42.94%	0	2008
	10.085189	11.068388	9.75%	0	2007
	9.105691	10.085189	10.76%	0	2006
	8.640517	9.105691	5.38%	0	2005
	8.337165	8.640517	3.64%	0	2004
	6.882878	8.337165	21.13%	0	2003
	8.430858	6.882878	-18.36%	0	2002
	9.439395	8.430858	-10.68%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.021969	9.005317	12.26%	0	2010
	6.444633	8.021969	24.48%	0	2009
	11.318840	6.444633	-43.06%	0	2008
	10.326566	11.318840	9.61%	0	2007
	9.336438	10.326566	10.60%	0	2006
	8.870015	9.336438	5.26%	0	2005
	8.577268	8.870015	3.41%	0	2004
	7.089968	8.577268	20.98%	0	2003
	8.700438	7.089968	-18.51%	0	2002
	9.758048	8.700438	-10.84%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.807388	8.276274	21.58%	0	2010
	5.420543	6.807388	25.58%	0	2009
	10.483018	5.420543	-48.29%	0	2008
	8.432255	10.483018	24.32%	0	2007
	8.061206	8.432255	4.60%	0	2006
	7.783662	8.061206	3.57%	0	2005
	7.691507	7.783662	1.20%	0	2004
	5.910677	7.691507	30.13%	0	2003
	8.641032	5.910677	-31.60%	0	2002
	10.718728	8.641032	-19.38%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.273219	6.401013	21.39%	0	2010
	4.204926	5.273219	25.41%	0	2009
	8.143535	4.204926	-48.36%	0	2008
	6.561345	8.143535	24.11%	0	2007
	6.282012	6.561345	4.45%	0	2006
	6.075524	6.282012	3.40%	0	2005
	6.011803	6.075524	1.06%	0	2004
	4.628273	6.011803	29.89%	0	2003
	6.775654	4.628273	-31.69%	0	2002
	8.419141	6.775654	-19.52%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.054296	9.842157	22.20%	0	2010
	5.881883	8.054296	36.93%	0	2009
	11.740227	5.881883	-49.90%	0	2008
	10.195620	11.740227	15.15%	0	2007
	9.594985	10.195620	6.26%	0	2006
	9.066794	9.594985	5.83%	0	2005
	8.393401	9.066794	8.02%	0	2004
	6.563934	8.393401	27.87%	0	2003
	9.092755	6.563934	-27.81%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.876222	9.624005	22.19%	0	2010
	5.768384	7.876222	36.54%	0	2009
	11.520194	5.768384	-49.93%	0	2008
	10.021098	11.520194	14.96%	0	2007
	9.442201	10.021098	6.13%	0	2006
	8.942131	9.442201	5.59%	0	2005
	8.297998	8.942131	7.76%	0	2004
	6.499036	8.297998	27.68%	0	2003
	9.037560	6.499036	-28.09%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.763751	10.887858	11.51%	0	2010
	6.929489	9.763751	40.90%	0	2009
	9.436010	6.929489	-26.56%	0	2008
	9.380419	9.436010	0.59%	0	2007
	8.608998	9.380419	8.96%	0	2006
	8.568021	8.608998	0.48%	0	2005
	7.986680	8.568021	7.28%	0	2004
	6.418462	7.986680	24.43%	0	2003
	6.320746	6.418462	1.55%	0	2002
	7.321509	6.320746	-13.67%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.510157	11.708344	11.40%	0	2010
	7.475405	10.510157	40.60%	0	2009
	10.189927	7.475405	-26.64%	0	2008
	10.141209	10.189927	0.48%	0	2007
	9.320057	10.141209	8.81%	0	2006
	9.294808	9.320057	0.27%	0	2005
	8.670832	9.294808	7.20%	0	2004
	6.980171	8.670832	24.22%	0	2003
	6.895146	6.980171	1.23%	0	2002
	7.990044	6.895146	-13.70%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.065736	11.224938	11.52%	0	2010
	7.157620	10.065736	40.63%	0	2009
	9.762208	7.157620	-26.68%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.065736	11.224938	11.52%	0	2010
	7.157620	10.065736	40.63%	0	2009
	9.762208	7.157620	-26.68%	0	2008
	10.000000	9.762208	-2.38%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	7.906310	8.912348	12.72%	0	2010
	6.372236	7.906310	24.07%	0	2009
	10.321191	6.372236	-38.26%	0	2008
	9.989611	10.321191	3.32%	0	2007
	8.807543	9.989611	13.42%	0	2006
	8.573187	8.807543	2.73%	0	2005
	7.908612	8.573187	8.40%	0	2004
	6.284495	7.908612	25.84%	0	2003
	8.248030	6.284495	-23.81%	0	2002
	9.576323	8.248030	-13.87%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.524973	15.345528	5.65%	0	2010
	12.807558	14.524973	13.41%	0	2009
	13.507878	12.807558	-5.18%	0	2008
	13.210731	13.507878	2.25%	0	2007
	12.917786	13.210731	2.27%	0	2006
	12.897993	12.917786	0.15%	0	2005
	12.599826	12.897993	2.37%	0	2004
	12.220969	12.599826	3.10%	0	2003
	11.301410	12.220969	8.14%	0	2002
	10.633270	11.301410	6.28%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	28.688135	36.184810	26.13%	0	2010
	20.907344	28.688135	37.22%	0	2009
	35.269184	20.907344	-40.72%	0	2008
	31.166169	35.269184	13.16%	0	2007
	28.244399	31.166169	10.34%	0	2006
	24.380625	28.244399	15.85%	0	2005
	19.938657	24.380625	22.28%	0	2004
	14.686992	19.938657	35.76%	0	2003
	16.632903	14.686992	-11.70%	0	2002
	17.565158	16.632903	-5.31%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	17.877988	22.526738	26.00%	6,082	2010
	13.053652	17.877988	36.96%	6,788	2009
	22.056356	13.053652	-40.82%	7,369	2008
	19.515559	22.056356	13.02%	6,620	2007
	17.715488	19.515559	10.16%	6,809	2006
	15.316433	17.715488	15.66%	6,312	2005
	12.537539	15.316433	22.16%	6,687	2004
	9.253520	12.537539	35.49%	7,103	2003
	10.494576	9.253520	-11.83%	1,343	2002
	11.100237	10.494576	-5.46%	0	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.329672	11.130061	-1.76%	0	2010
	11.478144	11.329672	-1.29%	0	2009
	11.368118	11.478144	0.97%	0	2008
	11.030017	11.368118	3.07%	0	2007
	10.729730	11.030017	2.80%	0	2006
	10.624741	10.729730	0.99%	0	2005
	10.712314	10.624741	-0.82%	0	2004
	10.822840	10.712314	-1.02%	0	2003
	10.859793	10.822840	-0.34%	0	2002
	10.641140	10.859793	2.05%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.241894	11.341341	10.73%	0	2010
	8.265661	10.241894	23.91%	0	2009
	15.025802	8.265661	-44.99%	0	2008
	13.082933	15.025802	14.85%	0	2007
	11.317935	13.082933	15.59%	0	2006
	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004
	6.218666	8.727539	40.34%	0	2003
	7.966381	6.218666	-21.94%	0	2002
	10.326913	7.966381	-22.86%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.186143	9.051792	10.57%	0	2010
	6.617980	8.186143	23.70%	0	2009
	12.050897	6.617980	-45.08%	0	2008
	10.506477	12.050897	14.70%	0	2007
	9.102530	10.506477	15.42%	0	2006
	7.819078	9.102530	16.41%	0	2005
	7.041172	7.819078	11.05%	0	2004
	5.022966	7.041172	40.18%	0	2003
	6.443784	5.022966	-22.05%	0	2002
	8.341483	6.443784	-22.75%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.502257	12.718192	10.57%	0	2010
	9.300353	11.502257	23.68%	0	2009
	16.931002	9.300353	-45.07%	0	2008
	14.760267	16.931002	14.71%	0	2007
	12.783502	14.760267	15.46%	0	2006
	10.984823	12.783502	16.37%	0	2005
	10.000000	10.984823	9.85%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.610055	12.858342	10.75%	0	2010
	9.365956	11.610055	23.96%	0	2009
	17.029917	9.365956	-45.00%	0	2008
	14.825574	17.029917	14.87%	0	2007
	12.825157	14.825574	15.60%	0	2006
	11.003653	12.825157	16.55%	0	2005
	10.000000	11.003653	10.04%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.403027	10.849199	15.38%	0	2010
	6.740663	9.403027	39.50%	0	2009
	12.864494	6.740663	-47.60%	0	2008
	12.871927	12.864494	-0.06%	0	2007
	11.464984	12.871927	12.27%	0	2006
	11.027501	11.464984	3.97%	0	2005
	10.130799	11.027501	8.85%	0	2004
	7.710090	10.130799	31.40%	0	2003
	9.340423	7.710090	-17.45%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.282337	10.690242	15.17%	0	2010
	6.665355	9.282337	39.26%	0	2009
	12.737852	6.665355	-47.67%	0	2008
	12.761805	12.737852	-0.19%	0	2007
	11.381600	12.761805	12.13%	0	2006
	10.972722	11.381600	3.73%	0	2005
	10.093574	10.972722	8.71%	0	2004
	7.700612	10.093574	31.07%	0	2003
	9.340430	7.700612	-17.56%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	11.908774	14.758302	23.93%	0	2010
	7.720500	11.908774	54.25%	0	2009
	16.136518	7.720500	-52.16%	0	2008
	15.594406	16.136518	3.48%	0	2007
	13.693727	15.594406	13.88%	0	2006
	13.624325	13.693727	0.51%	0	2005
	12.196356	13.624325	11.71%	0	2004
	7.886958	12.196356	54.64%	0	2003
	10.000000	7.886958	-21.13%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.120634	13.768857	23.81%	0	2010
	7.220757	11.120634	54.01%	0	2009
	15.126139	7.220757	-52.26%	0	2008
	14.639949	15.126139	3.32%	0	2007
	12.876566	14.639949	13.69%	0	2006
	12.827303	12.876566	0.38%	0	2005
	11.497815	12.827303	11.56%	0	2004
	7.455414	11.497815	54.22%	0	2003
	10.000000	7.455414	-25.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	10.943301	12.970341	18.52%	0	2010
	9.489557	10.943301	15.32%	0	2009
	13.254744	9.489557	-28.41%	0	2008
	13.861398	13.254744	-4.38%	0	2007
	12.044316	13.861398	15.09%	0	2006
	11.852910	12.044316	1.61%	0	2005
	10.871701	11.852910	9.03%	0	2004
	8.883232	10.871701	22.38%	0	2003
	10.000000	8.883232	-11.17%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.382437	9.057230	8.05%	0	2010
	6.566886	8.382437	27.65%	0	2009
	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.503615	14.381813	6.50%	0	2010
	10.032768	13.503615	34.60%	0	2009
	17.130216	10.032768	-41.43%	0	2008
	15.097909	17.130216	13.46%	0	2007
	12.658514	15.097909	19.27%	0	2006
	11.691278	12.658514	8.27%	0	2005
	10.035746	11.691278	16.50%	0	2004
	7.725529	10.035746	29.90%	0	2003
	10.000000	7.725529	-22.74%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.077700	9.119984	12.90%	0	2010
	6.827914	8.077700	18.30%	0	2009
	12.144124	6.827914	-43.78%	0	2008
	11.091914	12.144124	9.49%	0	2007
	10.671211	11.091914	3.94%	0	2006
	10.028101	10.671211	6.41%	0	2005
	9.623317	10.028101	4.21%	0	2004
	7.601248	9.623317	26.60%	0	2003
	10.000000	7.601248	-23.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.215826	13.055758	16.40%	0	2010
	8.038632	11.215826	39.52%	0	2009
	15.485243	8.038632	-48.09%	0	2008
	14.256906	15.485243	8.62%	0	2007
	12.484595	14.256906	14.20%	0	2006
	11.622251	12.484595	7.42%	0	2005
	10.267889	11.622251	13.19%	0	2004
	7.740394	10.267889	32.65%	0	2003
	10.000000	7.740394	-22.60%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.481612	12.169629	16.10%	0	2010
	7.532570	10.481612	39.15%	0	2009
	14.538404	7.532570	-48.19%	0	2008
	13.421053	14.538404	8.33%	0	2007
	11.779311	13.421053	13.94%	0	2006
	10.999732	11.779311	7.09%	0	2005
	10.000000	10.999732	10.00%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.820292	10.543614	7.37%	0	2010
	7.810499	9.820292	25.73%	0	2009
	11.409064	7.810499	-31.54%	0	2008
	10.769074	11.409064	5.94%	0	2007
	10.000000	10.769074	7.69%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.734082	10.421819	7.07%	0	2010
	7.761012	9.734082	25.42%	0	2009
	11.365976	7.761012	-31.72%	0	2008
	10.752070	11.365976	5.71%	0	2007
	10.000000	10.752070	7.52%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.137015	17.808472	10.36%	0	2010
	12.205198	16.137015	32.21%	0	2009
	20.948664	12.205198	-41.74%	0	2008
	18.679761	20.948664	12.15%	0	2007
	14.904342	18.679761	25.33%	0	2006
	12.920330	14.904342	15.36%	0	2005
	10.657561	12.920330	21.23%	0	2004
	8.456499	10.657561	26.03%	0	2003
	10.000000	8.456499	-15.44%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.124925	14.677868	11.83%	0	2010
	10.285336	13.124925	27.61%	0	2009
	14.683111	10.285336	-29.95%	0	2008
	13.678236	14.683111	7.35%	0	2007
	12.546132	13.678236	9.02%	0	2006
	11.895441	12.546132	5.47%	0	2005
	10.664539	11.895441	11.54%	0	2004
	8.547355	10.664539	24.77%	0	2003
	10.000000	8.547355	-14.53%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.875011	10.399406	17.18%	0	2010
	5.467229	8.875011	62.33%	0	2009
	10.964020	5.467229	-50.13%	0	2008
	9.592436	10.964020	14.30%	0	2007
	9.537357	9.592436	0.58%	0	2006
	9.040867	9.537357	5.49%	0	2005
	8.639826	9.040867	4.64%	0	2004
	6.939769	8.639826	24.50%	498	2003
	10.000000	6.939769	-30.60%	472	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.363584	11.750609	13.38%	0	2010
	8.235574	10.363584	25.84%	0	2009
	13.090632	8.235574	-37.09%	0	2008
	13.677733	13.090632	-4.29%	0	2007
	12.026439	13.677733	13.73%	0	2006
	11.786744	12.026439	2.03%	0	2005
	10.242231	11.786744	15.08%	0	2004
	7.992007	10.242231	28.16%	446	2003
	10.000000	7.992007	-20.08%	458	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.805310	12.573051	6.50%	0	2010
	10.000000	11.805310	18.05%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.393452	10.324357	9.91%	0	2010
	6.891033	9.393452	36.31%	0	2009
	11.158253	6.891033	-38.24%	0	2008
	10.256454	11.158253	8.79%	0	2007
	9.752819	10.256454	5.16%	0	2006
	9.547721	9.752819	2.15%	0	2005
	8.939346	9.547721	6.81%	0	2004
	7.439879	8.939346	20.15%	0	2003
	10.000000	7.439879	-25.60%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.738150	8.532029	26.62%	0	2010
	4.867711	6.738150	38.43%	0	2009
	10.261774	4.867711	-52.56%	0	2008
	9.562947	10.261774	7.31%	0	2007
	9.538524	9.562947	0.26%	0	2006
	9.462252	9.538524	0.81%	0	2005
	8.441551	9.462252	12.09%	0	2004
	6.305355	8.441551	33.88%	0	2003
	10.000000	6.305355	-36.95%	0	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.543113	14.045995	33.22%	0	2010
	6.603319	10.543113	59.66%	0	2009
	11.141451	6.603319	-40.73%	0	2008
	11.119839	11.141451	0.19%	0	2007
	10.047079	11.119839	10.68%	0	2006
	9.760432	10.047079	2.94%	0	2005
	9.377374	9.760432	4.08%	0	2004
	7.171146	9.377374	30.77%	155	2003
	10.000000	7.171146	-28.29%	153	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	12.016178	13.096854	8.99%	0	2010
	10.013295	12.016178	20.00%	0	2009
	15.192368	10.013295	-34.09%	0	2008
	14.409853	15.192368	5.43%	0	2007
	12.201111	14.409853	18.10%	0	2006
	11.693186	12.201111	4.34%	0	2005
	10.391212	11.693186	12.53%	0	2004
	8.502465	10.391212	22.21%	0	2003
	10.000000	8.502465	-14.98%	0	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.699132	6.99%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.867476	11.774098	8.34%	0	2010
	8.827489	10.867476	23.11%	0	2009
	12.700625	8.827489	-31.76%	0	2008
	12.125716	12.700625	4.74%	0	2007
	11.204927	12.125716	8.22%	0	2006
	10.993619	11.204927	1.92%	0	2005
	10.589157	10.993619	3.82%	0	2004
	9.212494	10.589157	14.94%	0	2003
	10.000000	9.212494	-7.88%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.565006	12.720283	20.40%	0	2010
	8.202784	10.565006	28.80%	0	2009
	13.822570	8.202784	-40.66%	0	2008
	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.383510	13.732077	10.89%	0	2010
	10.000000	12.383510	23.84%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.017389	9.899139	9.78%	0	2010
	7.455703	9.017389	20.95%	0	2009
	10.833923	7.455703	-31.18%	0	2008
	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.186610	10.580908	3.87%	0	2010
	9.268369	10.186610	9.91%	0	2009
	10.493465	9.268369	-11.67%	0	2008
	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	10.004291	10.912299	9.08%	0	2010
	7.209163	10.004291	38.77%	0	2009
	11.988593	7.209163	-39.87%	0	2008
	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.337279	9.657187	15.83%	0	2010
	6.130054	8.337279	36.01%	0	2009
	11.213159	6.130054	-45.33%	0	2008
	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.586684	8.251065	8.76%	0	2010
	5.923551	7.586684	28.08%	0	2009
	9.759595	5.923551	-39.31%	0	2008
	10.000000	9.759595	-2.40%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.496573	12.749463	10.90%	0	2010
	8.030534	11.496573	43.16%	0	2009
	11.396831	8.030534	-29.54%	0	2008
	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.622653	8.619664	13.08%	0	2010
	5.085011	7.622653	49.90%	0	2009
	10.000000	5.085011	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.857237	9.516007	21.11%	0	2010
	6.095432	7.857237	28.90%	0	2009
	10.000000	6.095432	-39.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.839014	9.492455	21.09%	0	2010
	6.093540	7.839014	28.64%	0	2009
	10.000000	6.093540	-39.06%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.010702	9.024733	12.66%	0	2010
	6.326955	8.010702	26.61%	0	2009
	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.255380	10.014215	8.20%	0	2010
	7.881950	9.255380	17.43%	0	2009
	10.000000	7.881950	-21.18%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.716193	9.600233	10.14%	0	2010
	7.163165	8.716193	21.68%	0	2009
	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.998153	10.464567	4.67%	0	2010
	9.026837	9.998153	10.76%	0	2009
	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.986208	9.807936	9.14%	0	2010
	7.519299	8.986208	19.51%	0	2009
	10.000000	7.519299	-24.81%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.437446	9.369473	11.05%	0	2010
	6.801819	8.437446	24.05%	0	2009
	10.000000	6.801819	-31.98%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.526187	10.179093	6.85%	0	2010
	8.260152	9.526187	15.33%	0	2009
	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.460628	10.974847	4.92%	0	2010
	9.812152	10.460628	6.61%	0	2009
	10.000000	9.812152	-1.88%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.418934	10.902664	4.64%	0	2010
	9.790412	10.418934	6.42%	0	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.178289	11.843644	5.95%	0	2010
	9.796204	11.178289	14.11%	0	2009
	10.000000	9.796204	-2.04%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	24.762342	28.129178	13.60%	0	2010
	15.493149	24.762342	59.83%	0	2009
	37.580654	15.493149	-58.77%	0	2008
	26.414265	37.580654	42.27%	0	2007
	19.771613	26.414265	33.60%	0	2006
	15.244923	19.771613	29.69%	0	2005
	12.916264	15.244923	18.03%	0	2004
	8.003776	12.916264	61.38%	2,638	2003
	10.000000	8.003776	-19.96%	480	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.124700	21.720480	13.57%	2,195	2010
	11.965826	19.124700	59.83%	2,212	2009
	28.978949	11.965826	-58.71%	2,879	2008
	20.332185	28.978949	42.53%	1,730	2007
	15.192178	20.332185	33.83%	2,419	2006
	11.700031	15.192178	29.85%	2,850	2005
	10.000000	11.700031	17.00%	3,339	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.461721	12.796487	2.69%	0	2010
	12.383105	12.461721	0.63%	0	2009
	11.730245	12.383105	5.57%	0	2008
	11.171224	11.730245	5.00%	0	2007
	11.030025	11.171224	1.28%	0	2006
	10.898807	11.030025	1.20%	0	2005
	10.769892	10.898807	1.20%	0	2004
	10.774196	10.769892	-0.04%	0	2003
	10.000000	10.774196	7.74%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.893687	7.634417	10.75%	0	2010
	5.434017	6.893687	26.86%	0	2009
	10.000000	5.434017	-45.66%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.554270	12.979833	12.34%	673	2010
	9.268528	11.554270	24.66%	351	2009
	14.975533	9.268528	-38.11%	442	2008
	14.423449	14.975533	3.83%	442	2007
	12.592777	14.423449	14.54%	442	2006
	11.904773	12.592777	5.78%	0	2005
	10.653387	11.904773	11.75%	0	2004
	8.243549	10.653387	29.23%	0	2003
	10.000000	8.243549	-17.56%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.484351	12.359361	7.62%	0	2010
	10.000000	11.484351	14.84%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.041092	13.220057	9.79%	0	2010
	10.000000	12.041092	20.41%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.457627	11.890182	3.78%	0	2010
	10.717782	11.457627	6.90%	0	2009
	11.637444	10.717782	-7.90%	0	2008
	11.269790	11.637444	3.26%	0	2007
	10.831478	11.269790	4.05%	0	2006
	10.698139	10.831478	1.25%	2,631	2005
	10.431148	10.698139	2.56%	2,631	2004
	9.864086	10.431148	5.75%	0	2003
	10.000000	9.864086	-1.36%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.660731	12.674820	8.70%	2,200	2010
	9.987539	11.660731	16.75%	2,200	2009
	13.269536	9.987539	-24.73%	1,707	2008
	12.816472	13.269536	3.54%	1,707	2007
	11.743990	12.816472	9.13%	1,707	2006
	11.375064	11.743990	3.24%	1,707	2005
	10.596670	11.375064	7.35%	1,707	2004
	9.006799	10.596670	17.65%	0	2003
	10.000000	9.006799	-9.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.745567	12.988135	10.58%	0	2010
	9.635038	11.745567	21.90%	0	2009
	14.330455	9.635038	-32.77%	0	2008
	13.777166	14.330455	4.02%	0	2007
	12.272956	13.777166	12.26%	0	2006
	11.695554	12.272956	4.94%	0	2005
	10.646681	11.695554	9.85%	0	2004
	8.578205	10.646681	24.11%	0	2003
	10.000000	8.578205	-14.22%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.706733	12.449767	6.35%	0	2010
	10.427276	11.706733	12.27%	0	2009
	12.524365	10.427276	-16.74%	0	2008
	12.073892	12.524365	3.73%	0	2007
	11.362557	12.073892	6.26%	0	2006
	11.096022	11.362557	2.40%	512	2005
	10.566025	11.096022	5.02%	512	2004
	9.482570	10.566025	11.43%	512	2003
	10.000000	9.482570	-5.17%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	12.862130	15.907893	23.68%	0	2010
	9.597141	12.862130	34.02%	0	2009
	15.413782	9.597141	-37.74%	0	2008
	14.624521	15.413782	5.40%	0	2007
	13.579275	14.624521	7.70%	0	2006
	12.360108	13.579275	9.86%	0	2005
	10.897857	12.360108	13.42%	0	2004
	8.258352	10.897857	31.96%	0	2003
	10.000000	8.258352	-17.42%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.069872	14.888266	23.35%	0	2010
	9.022788	12.069872	33.77%	0	2009
	14.525877	9.022788	-37.88%	0	2008
	13.806181	14.525877	5.21%	0	2007
	12.836571	13.806181	7.55%	0	2006
	11.705067	12.836571	9.67%	0	2005
	10.340640	11.705067	13.19%	0	2004
	7.856725	10.340640	31.62%	0	2003
	10.000000	7.856725	-21.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.035465	9.834772	-2.00%	18,339	2010
	10.235974	10.035465	-1.96%	16,036	2009
	10.234681	10.235974	0.01%	12,163	2008
	9.967018	10.234681	2.69%	19,429	2007
	9.729109	9.967018	2.45%	18,207	2006
	9.669135	9.729109	0.62%	16,723	2005
	9.787054	9.669135	-1.20%	15,021	2004
	9.924695	9.787054	-1.39%	0	2003
	10.000000	9.924695	-0.75%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.059411	8.988754	11.53%	0	2010
	6.042180	8.059411	33.39%	0	2009
	10.000000	6.042180	-39.58%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.222306	10.630361	3.99%	0	2010
	8.033821	10.222306	27.24%	0	2009
	15.276065	8.033821	-47.41%	0	2008
	15.145600	15.276065	0.86%	0	2007
	12.589987	15.145600	20.30%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.071641	10.447829	3.74%	0	2010
	7.936587	10.071641	26.90%	0	2009
	15.124590	7.936587	-47.53%	0	2008
	15.029456	15.124590	0.63%	0	2007
	12.528177	15.029456	19.97%	0	2006
	11.433814	12.528177	9.57%	0	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.954801	8.993135	13.05%	0	2010
	6.275218	7.954801	26.77%	0	2009
	10.000000	6.275218	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.820676	8.641256	10.49%	0	2010
	6.263383	7.820676	24.86%	0	2009
	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.681338	9.520352	23.94%	0	2010
	6.185976	7.681338	24.17%	0	2009
	10.000000	6.185976	-38.14%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.524647	9.994435	17.24%	0	2010
	6.667167	8.524647	27.86%	0	2009
	10.000000	6.667167	-33.33%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.733752	9.481943	22.60%	0	2010
	6.204738	7.733752	24.64%	0	2009
	11.842952	6.204738	-47.61%	0	2008
	11.037371	11.842952	7.30%	0	2007
	10.935604	11.037371	0.93%	0	2006
	10.356916	10.935604	5.59%	0	2005
	9.338509	10.356916	10.91%	0	2004
	7.107848	9.338509	31.38%	0	2003
	10.000000	7.107848	-28.92%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.753028	14.582567	24.07%	0	2010
	9.501962	11.753028	23.69%	0	2009
	14.291216	9.501962	-33.51%	0	2008
	15.664557	14.291216	-8.77%	0	2007
	13.626769	15.664557	14.95%	0	2006
	13.489499	13.626769	1.02%	0	2005
	11.734769	13.489499	14.95%	0	2004
	7.633713	11.734769	53.72%	0	2003
	10.000000	7.633713	-23.66%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.706455	13.270351	23.95%	0	2010
	8.680245	10.706455	23.34%	0	2009
	13.083863	8.680245	-33.66%	0	2008
	14.392921	13.083863	-9.10%	0	2007
	12.541618	14.392921	14.76%	0	2006
	12.450524	12.541618	0.73%	0	2005
	10.858926	12.450524	14.66%	0	2004
	7.082398	10.858926	53.32%	0	2003
	10.000000	7.082398	-29.18%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.760261	15.671589	22.82%	0	2010
	9.666295	12.760261	32.01%	0	2009
	15.958307	9.666295	-39.43%	0	2008
	15.945845	15.958307	0.08%	0	2007
	14.522150	15.945845	9.80%	0	2006
	13.192610	14.522150	10.08%	0	2005
	11.310262	13.192610	16.64%	0	2004
	8.184165	11.310262	38.20%	0	2003
	10.000000	8.184165	-18.16%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.829889	15.714334	22.48%	8,162	2010
	9.738716	12.829889	31.74%	8,807	2009
	16.121027	9.738716	-39.59%	9,101	2008
	16.145979	16.121027	-0.15%	8,175	2007
	14.742091	16.145979	9.52%	7,644	2006
	13.429625	14.742091	9.77%	7,482	2005
	11.536574	13.429625	16.41%	7,594	2004
	8.371767	11.536574	37.80%	7,449	2003
	10.000000	8.371767	-16.28%	1,195	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.904406	8.770769	10.96%	0	2010
	6.423977	7.904406	23.05%	0	2009
	11.227110	6.423977	-42.78%	0	2008
	10.619272	11.227110	5.72%	0	2007
	10.000000	10.619272	6.19%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.108237	9.043639	27.23%	0	2010
	5.557552	7.108237	27.90%	0	2009
	10.000000	5.557552	-44.42%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.297627	10.335882	0.37%	0	2010
	9.810294	10.297627	4.97%	0	2009
	10.000000	9.810294	-1.90%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.237438	14.430783	9.01%	0	2010
	10.000000	13.237438	32.37%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.885161	13.738825	6.63%	0	2010
	10.000000	12.885161	28.85%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.863456	13.680001	6.35%	13,548	2010
	10.000000	12.863456	28.63%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.859919	13.402685	4.22%	0	2010
	10.000000	12.859919	28.60%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.431891	14.129727	13.66%	0	2010
	9.080797	12.431891	36.90%	0	2009
	15.494300	9.080797	-41.39%	0	2008
	14.869855	15.494300	4.20%	0	2007
	12.892029	14.869855	15.34%	0	2006
	11.504794	12.892029	12.06%	0	2005
	10.000000	11.504794	15.05%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.259793	13.897281	13.36%	9,767	2010
	8.975445	12.259793	36.59%	9,717	2009
	15.353730	8.975445	-41.54%	10,724	2008
	14.773726	15.353730	3.93%	9,300	2007
	12.840264	14.773726	15.06%	9,099	2006
	11.487770	12.840264	11.77%	9,427	2005
	10.000000	11.487770	14.88%	9,470	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	13.928734	15.829696	13.65%	0	2010
	10.168716	13.928734	36.98%	0	2009
	17.348921	10.168716	-41.39%	0	2008
	16.652617	17.348921	4.18%	0	2007
	14.437238	16.652617	15.34%	0	2006
	12.887088	14.437238	12.03%	0	2005
	11.035256	12.887088	16.78%	0	2004
	7.873095	11.035256	40.16%	0	2003
	10.000000	7.873095	-21.27%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.637184	15.463332	13.39%	0	2010
	9.985695	13.637184	36.57%	0	2009
	17.077327	9.985695	-41.53%	0	2008
	16.428712	17.077327	3.95%	0	2007
	14.282980	16.428712	15.02%	0	2006
	12.777097	14.282980	11.79%	0	2005
	10.967304	12.777097	16.50%	0	2004
	7.833401	10.967304	40.01%	8,656	2003
	10.000000	7.833401	-21.67%	1,394	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	14.017774	15.766911	12.48%	0	2010
	12.080055	14.017774	16.04%	0	2009
	14.414634	12.080055	-16.20%	0	2008
	13.427735	14.414634	7.35%	0	2007
	12.776789	13.427735	5.09%	0	2006
	12.721445	12.776789	0.44%	0	2005
	11.971375	12.721445	6.27%	0	2004
	10.426508	11.971375	14.82%	0	2003
	10.000000	10.426508	4.27%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.449054	2.752546	12.39%	0	2010
	1.971572	2.449054	24.22%	0	2009
	9.531396	1.971572	-79.31%	0	2008
	10.000000	9.531396	-4.69%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.357021	3.777257	12.52%	0	2010
	2.733470	3.357021	22.81%	0	2009
	13.078936	2.733470	-79.10%	0	2008
	13.360902	13.078936	-2.11%	0	2007
	12.458786	13.360902	7.24%	0	2006
	12.424887	12.458786	0.27%	0	2005
	11.635142	12.424887	6.79%	0	2004
	9.577782	11.635142	21.48%	0	2003
	10.000000	9.577782	-4.22%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.638981	10.941283	13.51%	0	2010
	7.684510	9.638981	25.43%	0	2009
	12.776791	7.684510	-39.86%	0	2008
	12.519221	12.776791	2.06%	0	2007
	11.131200	12.519221	12.47%	0	2006
	10.741068	11.131200	3.63%	0	2005
	10.041862	10.741068	6.96%	0	2004
	8.104101	10.041862	23.91%	0	2003
	10.000000	8.104101	-18.96%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.250771	16.025532	20.94%	0	2010
	9.855468	13.250771	34.45%	0	2009
	16.176541	9.855468	-39.08%	0	2008
	16.710714	16.176541	-3.20%	0	2007
	14.827067	16.710714	12.70%	0	2006
	13.763256	14.827067	7.73%	0	2005
	11.760171	13.763256	17.03%	0	2004
	8.312293	11.760171	41.48%	0	2003
	10.000000	8.312293	-16.88%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.827619	9.439896	20.60%	0	2010
	5.835213	7.827619	34.14%	0	2009
	9.604716	5.835213	-39.25%	0	2008
	9.940208	9.604716	-3.38%	0	2007
	10.000000	9.940208	-0.60%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.819270	11.596615	7.18%	0	2010
	10.000000	10.819270	8.19%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.898362	11.234258	3.08%	0	2010
	10.000000	10.898362	8.98%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	11.004024	12.334614	12.09%	0	2010
	8.649897	11.004024	27.22%	0	2009
	14.398624	8.649897	-39.93%	0	2008
	15.638555	14.398624	-7.93%	0	2007
	13.766406	15.638555	13.60%	0	2006
	13.348624	13.766406	3.13%	0	2005
	12.258826	13.348624	8.89%	0	2004
	10.000000	12.258826	22.59%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.367633	12.257402	7.83%	0	2010
	9.307018	11.367633	22.14%	0	2009
	16.944843	9.307018	-45.07%	0	2008
	15.957415	16.944843	6.19%	0	2007
	12.748325	15.957415	25.17%	0	2006
	11.593582	12.748325	9.96%	0	2005
	10.181218	11.593582	13.87%	0	2004
	8.082947	10.181218	25.96%	0	2003
	10.000000	8.082947	-19.17%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.054182	13.648189	23.47%	0	2010
	8.575695	11.054182	28.90%	0	2009
	14.431592	8.575695	-40.58%	0	2008
	16.874186	14.431592	-14.48%	0	2007
	14.678882	16.874186	14.96%	0	2006
	13.993523	14.678882	4.90%	0	2005
	11.313244	13.993523	23.69%	0	2004
	7.714025	11.313244	46.66%	0	2003
	10.000000	7.714025	-22.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.295539	13.372127	18.38%	0	2010
	7.032473	11.295539	60.62%	0	2009
	11.396687	7.032473	-38.29%	0	2008
	11.022101	11.396687	3.40%	0	2007
	10.666648	11.022101	3.33%	0	2006
	10.297477	10.666648	3.59%	0	2005
	10.004140	10.297477	2.93%	0	2004
	8.172431	10.004140	22.41%	0	2003
	10.000000	8.172431	-18.28%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.307072	10.793736	4.72%	0	2010
	9.615416	10.307072	7.19%	0	2009
	10.957326	9.615416	-12.25%	0	2008
	10.627583	10.957326	3.10%	0	2007
	10.471001	10.627583	1.50%	0	2006
	10.279707	10.471001	1.86%	0	2005
	10.078970	10.279707	1.99%	0	2004
	10.000000	10.078970	0.79%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.757966	17.58%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.024972	16.182164	24.24%	0	2010
	10.000000	13.024972	30.25%	0	2009*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.299500	10.274830	10.49%	0	2010
	7.888844	9.299500	17.88%	0	2009
	13.581033	7.888844	-41.91%	0	2008
	13.224090	13.581033	2.70%	0	2007
	11.540070	13.224090	14.59%	0	2006
	11.263222	11.540070	2.46%	0	2005
	10.338716	11.263222	8.94%	66	2004
	7.984973	10.338716	29.48%	0	2003
	10.000000	7.984973	-20.15%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.156796	15.484633	2.16%	0	2010
	11.517012	15.156796	31.60%	0	2009
	25.169998	11.517012	-54.24%	0	2008
	24.340921	25.169998	3.41%	0	2007
	18.390265	24.340921	32.36%	0	2006
	16.112161	18.390265	14.14%	0	2005
	13.170914	16.112161	22.33%	0	2004
	9.340939	13.170914	41.00%	0	2003
	10.000000	9.340939	-6.59%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.113498	9.804436	7.58%	0	2010
	6.786142	9.113498	34.30%	0	2009
	11.513086	6.786142	-41.06%	0	2008
	10.346724	11.513086	11.27%	0	2007
	10.630868	10.346724	-2.67%	0	2006
	9.449990	10.630868	12.50%	0	2005
	8.904660	9.449990	6.12%	0	2004
	7.368984	8.904660	20.84%	0	2003
	10.000000	7.368984	-26.31%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.777630	18.323800	24.00%	0	2010
	10.575612	14.777630	39.73%	0	2009
	16.804643	10.575612	-37.07%	0	2008
	16.900144	16.804643	-0.57%	0	2007
	15.107334	16.900144	11.87%	0	2006
	14.463432	15.107334	4.45%	0	2005
	12.400690	14.463432	16.63%	0	2004
	8.985533	12.400690	38.01%	0	2003
	10.000000	8.985533	-10.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.010714	12.912985	7.51%	0	2010
	10.000000	12.010714	20.11%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.476380	15.377142	23.25%	0	2010
	10.187872	12.476380	22.46%	0	2009
	15.055851	10.187872	-32.33%	0	2008
	15.474096	15.055851	-2.70%	0	2007
	13.807289	15.474096	12.07%	0	2006
	13.144576	13.807289	5.04%	0	2005
	11.010032	13.144576	19.39%	0	2004
	8.158043	11.010032	34.96%	0	2003
	10.000000	8.158043	-18.42%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.799533	11.020946	12.46%	0	2010
	7.479752	9.799533	31.01%	0	2009
	11.645525	7.479752	-35.77%	0	2008
	11.031712	11.645525	5.56%	0	2007
	10.313076	11.031712	6.97%	0	2006
	10.160922	10.313076	1.50%	0	2005
	9.766967	10.160922	4.03%	0	2004
	7.913413	9.766967	23.42%	0	2003
	10.000000	7.913413	-20.87%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.460408	11.766494	12.49%	0	2010
	8.453225	10.460408	23.74%	0	2009
	13.730091	8.453225	-38.43%	0	2008
	13.319071	13.730091	3.09%	0	2007
	11.772512	13.319071	13.14%	0	2006
	11.479596	11.772512	2.55%	0	2005
	10.592675	11.479596	8.37%	0	2004
	8.424604	10.592675	25.73%	0	2003
	10.000000	8.424604	-15.75%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.738940	13.169987	12.19%	0	2010
	9.508226	11.738940	23.46%	0	2009
	15.487701	9.508226	-38.61%	0	2008
	15.061819	15.487701	2.83%	0	2007
	13.346625	15.061819	12.85%	0	2006
	13.046686	13.346625	2.30%	0	2005
	12.070134	13.046686	8.09%	0	2004
	10.000000	12.070134	20.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.567799	10.590860	10.69%	0	2010
	8.624024	9.567799	10.94%	0	2009
	12.518773	8.624024	-31.11%	0	2008
	11.658171	12.518773	7.38%	0	2007
	10.279188	11.658171	13.42%	0	2006
	10.318778	10.279188	-0.38%	0	2005
	9.835441	10.318778	4.91%	0	2004
	8.105694	9.835441	21.34%	0	2003
	10.000000	8.105694	-18.94%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	15.053418	16.865697	12.04%	0	2010
	10.079066	15.053418	49.35%	0	2009
	13.923551	10.079066	-27.61%	0	2008
	13.777673	13.923551	1.06%	0	2007
	12.720918	13.777673	8.31%	0	2006
	12.698000	12.720918	0.18%	0	2005
	11.768040	12.698000	7.90%	0	2004
	9.864436	11.768040	19.30%	0	2003
	10.000000	9.864436	-1.36%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.271411	13.042126	6.28%	0	2010
	10.402394	12.271411	17.97%	0	2009
	11.454934	10.402394	-9.19%	0	2008
	11.098462	11.454934	3.21%	0	2007
	10.878191	11.098462	2.02%	0	2006
	10.962998	10.878191	-0.77%	0	2005
	10.801441	10.962998	1.50%	0	2004
	10.537952	10.801441	2.50%	0	2003
	10.000000	10.537952	5.38%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.166598	12.904234	6.06%	0	2010
	10.337527	12.166598	17.69%	0	2009
	11.416135	10.337527	-9.45%	0	2008
	11.086493	11.416135	2.97%	0	2007
	10.890980	11.086493	1.80%	0	2006
	11.009630	10.890980	-1.08%	0	2005
	10.878897	11.009630	1.20%	0	2004
	10.634467	10.878897	2.30%	0	2003
	10.000000	10.634467	6.34%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.752402	9.959929	13.80%	0	2010
	6.729125	8.752402	30.07%	0	2009
	10.714238	6.729125	-37.19%	0	2008
	9.202695	10.714238	16.43%	0	2007
	8.792574	9.202695	4.66%	0	2006
	8.648190	8.792574	1.67%	0	2005
	8.340953	8.648190	3.68%	0	2004
	6.914747	8.340953	20.63%	0	2003
	8.358532	6.914747	-17.27%	0	2002
	9.227372	8.358532	-9.42%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.069233	9.170461	13.65%	0	2010
	6.221647	8.069233	29.70%	0	2009
	9.916137	6.221647	-37.26%	0	2008
	8.536754	9.916137	16.16%	0	2007
	8.165845	8.536754	4.54%	0	2006
	8.049291	8.165845	1.45%	0	2005
	7.779703	8.049291	3.47%	0	2004
	6.455842	7.779703	20.51%	0	2003
	7.830346	6.455842	-17.55%	0	2002
	9.413761	7.830346	-16.82%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.508330	11.748604	11.80%	0	2010
	8.320267	10.508330	26.30%	0	2009
	11.934060	8.320267	-30.28%	0	2008
	10.562876	11.934060	12.98%	0	2007
	10.055779	10.562876	5.04%	0	2006
	9.877643	10.055779	1.80%	0	2005
	9.571418	9.877643	3.20%	0	2004
	8.287613	9.571418	15.49%	0	2003
	9.282940	8.287613	-10.72%	0	2002
	9.898537	9.282940	-6.22%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	9.857531	11.003811	11.63%	0	2010
	7.815852	9.857531	26.12%	0	2009
	11.224125	7.815852	-30.37%	0	2008
	9.950372	11.224125	12.80%	0	2007
	9.481474	9.950372	4.95%	0	2006
	9.326726	9.481474	1.66%	0	2005
	9.053169	9.326726	3.02%	230	2004
	7.855077	9.053169	15.25%	230	2003
	8.815503	7.855077	-10.89%	230	2002
	9.898537	8.815503	-10.94%	230	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	9.828924	11.359449	15.57%	0	2010
	7.252672	9.828924	35.52%	0	2009
	11.223104	7.252672	-35.38%	0	2008
	10.522870	11.223104	6.65%	0	2007
	9.622475	10.522870	9.36%	0	2006
	9.301503	9.622475	3.45%	0	2005
	9.007740	9.301503	3.26%	0	2004
	7.824694	9.007740	15.12%	0	2003
	8.754984	7.824694	-10.63%	0	2002
	9.096128	8.754984	-3.75%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.174947	11.736203	15.34%	0	2010
	7.509879	10.174947	35.49%	0	2009
	11.643292	7.509879	-35.50%	0	2008
	10.934818	11.643292	6.48%	0	2007
	10.011789	10.934818	9.22%	0	2006
	9.685446	10.011789	3.37%	0	2005
	9.404157	9.685446	2.99%	0	2004
	8.177115	9.404157	15.01%	0	2003
	9.167278	8.177115	-10.80%	0	2002
	9.538756	9.167278	-3.89%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.150404	8.269169	15.65%	0	2010
	5.371038	7.150404	33.13%	0	2009
	9.324066	5.371038	-42.40%	0	2008
	8.903658	9.324066	4.72%	0	2007
	7.973668	8.903658	11.66%	0	2006
	6.728342	7.973668	18.51%	0	2005
	6.782678	6.728342	-0.80%	0	2004
	5.531752	6.782678	22.61%	0	2003
	6.087441	5.531752	-9.13%	0	2002
	8.706414	6.087441	-30.08%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.042681	8.139157	15.57%	0	2010
	5.295070	7.042681	33.00%	0	2009
	9.217209	5.295070	-42.55%	0	2008
	8.817773	9.217209	4.53%	122	2007
	7.909168	8.817773	11.49%	122	2006
	6.690730	7.909168	18.21%	122	2005
	6.744295	6.690730	-0.79%	122	2004
	5.512183	6.744295	22.35%	122	2003
	6.087452	5.512183	-9.45%	0	2002
	8.706410	6.087452	-30.08%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	8.965123	10.106441	12.73%	0	2010
	7.038920	8.965123	27.37%	0	2009
	12.543105	7.038920	-43.88%	0	2008
	12.628064	12.543105	-0.67%	0	2007
	10.735822	12.628064	17.63%	0	2006
	10.363157	10.735822	3.60%	0	2005
	9.498796	10.363157	9.10%	0	2004
	7.446930	9.498796	27.55%	0	2003
	9.155972	7.446930	-18.70%	0	2002
	9.854339	9.159972	-7.05%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.687928	10.905042	12.56%	0	2010
	7.615046	9.687928	27.22%	0	2009
	13.595286	7.615046	-43.99%	0	2008
	13.706987	13.595286	-0.81%	0	2007
	11.667734	13.706987	17.48%	0	2006
	11.282704	11.667734	3.41%	96	2005
	10.355509	11.282704	8.95%	163	2004
	8.130540	10.355509	27.37%	336	2003
	10.019452	8.130540	-18.85%	336	2002
	10.794562	10.019452	-7.18%	336	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.827364	8.791211	12.31%	0	2010
	6.284331	7.827364	24.55%	0	2009
	11.019598	6.284331	-42.97%	0	2008
	10.045875	11.019598	9.69%	0	2007
	9.074813	10.045875	10.70%	0	2006
	8.615607	9.074813	5.33%	0	2005
	8.317366	8.615607	3.59%	0	2004
	6.870026	8.317366	21.07%	0	2003
	8.419414	6.870026	-18.40%	0	2002
	9.431422	8.419414	-10.73%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	7.982502	8.956447	12.20%	0	2010
	6.416198	7.982502	24.41%	0	2009
	11.274668	6.416198	-43.09%	0	2008
	10.291538	11.274668	9.55%	0	2007
	9.309506	10.291538	10.55%	0	2006
	8.848925	9.309506	5.20%	0	2005
	8.561232	8.848925	3.36%	0	2004
	7.080318	8.561232	20.92%	0	2003
	8.693027	7.080318	-18.55%	0	2002
	9.754757	8.693027	-10.88%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.770438	8.227155	21.52%	0	2010
	5.393870	6.770438	25.52%	0	2009
	10.436772	5.393870	-48.32%	0	2008
	8.399362	10.436772	24.26%	0	2007
	8.033852	8.399362	4.55%	0	2006
	7.761188	8.033852	3.51%	0	2005
	7.673205	7.761188	1.15%	0	2004
	5.899618	7.673205	30.06%	0	2003
	8.629292	5.899618	-31.63%	0	2002
	10.709661	8.629292	-19.43%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.247241	6.366225	21.33%	0	2010
	4.186350	5.247241	25.34%	0	2009
	8.111717	4.186350	-48.39%	0	2008
	6.539064	8.111717	24.05%	0	2007
	6.263873	6.539064	4.39%	0	2006
	6.061065	6.263873	3.35%	0	2005
	6.000566	6.061065	1.01%	0	2004
	4.621972	6.000566	29.83%	511	2003
	6.769887	4.621972	-31.73%	511	2002
	8.416295	6.769887	-19.56%	511	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	8.017350	9.792017	22.14%	0	2010
	5.857899	8.017350	36.86%	0	2009
	11.698343	5.857899	-49.93%	0	2008
	10.164457	11.698343	15.09%	0	2007
	9.570522	10.164457	6.21%	0	2006
	9.048277	9.570522	5.77%	0	2005
	8.380541	9.048277	7.97%	0	2004
	6.557230	8.380541	27.81%	0	2003
	9.088124	6.557230	-27.85%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.840101	9.574994	22.13%	0	2010
	5.744861	7.840101	36.47%	0	2009
	11.479102	5.744861	-49.95%	0	2008
	9.990486	11.479102	14.90%	0	2007
	9.418157	9.990486	6.08%	0	2006
	8.923899	9.418157	5.54%	0	2005
	8.285300	8.923899	7.71%	0	2004
	6.492407	8.285300	27.62%	0	2003
	9.032967	6.492407	-28.13%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.710790	10.823290	11.46%	0	2010
	6.895406	9.710790	40.83%	0	2009
	9.394378	6.895406	-26.60%	0	2008
	9.343831	9.394378	0.54%	0	2007
	8.579779	9.343831	8.91%	0	2006
	8.543293	8.579779	0.43%	0	2005
	7.967694	8.543293	7.22%	0	2004
	6.406466	7.967694	24.37%	0	2003
	6.312150	6.406466	1.49%	0	2002
	7.315306	6.312150	-13.71%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.458476	11.644814	11.34%	0	2010
	7.442434	10.458476	40.52%	0	2009
	10.150165	7.442434	-26.68%	0	2008
	10.106822	10.150165	0.43%	0	2007
	9.293180	10.106822	8.76%	0	2006
	9.272721	9.293180	0.22%	0	2005
	8.654664	9.272721	7.14%	0	2004
	6.970686	8.654644	24.16%	0	2003
	6.889287	6.970686	1.18%	0	2002
	7.987344	6.889287	-13.75%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.052046	11.203965	11.46%	0	2010
	7.151525	10.052046	40.56%	0	2009
	9.758884	7.151525	-26.72%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.052046	11.203965	11.46%	0	2010
	7.151525	10.052046	40.56%	0	2009
	9.758884	7.151525	-26.72%	0	2008
	10.000000	9.758884	-2.41%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	7.863369	8.859438	12.67%	0	2010
	6.340872	7.863369	24.01%	0	2009
	10.275660	6.340872	-38.29%	0	2008
	9.950650	10.275660	3.27%	0	2007
	8.777659	9.950650	13.36%	0	2006
	8.548456	8.777659	2.68%	0	2005
	7.889822	8.548456	8.35%	0	2004
	6.272757	7.889822	25.78%	416	2003
	8.236813	6.272757	-23.84%	416	2002
	9.568226	8.236813	-13.91%	416	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.446173	15.254491	5.60%	0	2010
	12.744578	14.446173	13.35%	0	2009
	13.448313	12.744578	-5.23%	0	2008
	13.159231	13.448313	2.20%	0	2007
	12.873972	13.159231	2.22%	0	2006
	12.860791	12.873972	0.10%	0	2005
	12.569906	12.860791	2.31%	0	2004
	12.198169	12.569906	3.05%	0	2003
	11.286070	12.198169	8.08%	0	2002
	10.624285	11.286070	6.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	28.532452	35.970104	26.07%	0	2010
	20.804496	28.532452	37.15%	0	2009
	35.113649	20.804496	-40.75%	0	2008
	31.044644	35.113649	13.11%	0	2007
	28.148592	31.044644	10.29%	0	2006
	24.310273	28.148592	15.79%	0	2005
	19.891249	24.310273	22.22%	0	2004
	14.659544	19.891249	35.69%	0	2003
	16.610306	14.659544	-11.74%	0	2002
	17.550308	16.610306	-5.36%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	17.789984	22.404422	25.94%	0	2010
	12.996033	17.789984	36.89%	0	2009
	21.970244	12.996033	-40.85%	0	2008
	19.449341	21.970244	12.96%	0	2007
	17.664358	19.449341	10.10%	0	2006
	15.279991	17.664358	15.60%	0	2005
	12.514089	15.279991	22.10%	0	2004
	9.240929	12.514089	35.42%	335	2003
	10.485654	9.240929	-11.87%	335	2002
	11.096489	10.485654	-5.50%	335	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.268130	11.063950	-1.81%	0	2010
	11.421623	11.268130	-1.34%	0	2009
	11.317913	11.421623	0.92%	0	2008
	10.986940	11.317913	3.01%	0	2007
	10.693268	10.986940	2.75%	0	2006
	10.594026	10.693268	0.94%	0	2005
	10.686799	10.594026	-0.87%	0	2004
	10.802574	10.686799	-1.07%	0	2003
	10.844990	10.802574	-0.39%	0	2002
	10.632093	10.844990	2.00%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.186256	11.273982	10.68%	0	2010
	8.224965	10.186256	23.85%	0	2009
	14.959481	8.224965	-45.02%	0	2008
	13.031869	14.959481	14.79%	0	2007
	11.279497	13.031869	15.54%	0	2006
	9.678616	11.279497	16.54%	0	2005
	8.706766	9.678616	11.16%	0	2004
	6.207036	8.706766	40.27%	0	2003
	7.955555	6.207036	-21.98%	0	2002
	10.318180	7.955555	-22.90%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.145862	9.002680	10.52%	0	2010
	6.588777	8.145862	23.63%	0	2009
	12.003862	6.588777	-45.11%	0	2008
	10.470834	12.003862	14.64%	0	2007
	9.076267	10.470834	15.36%	0	2006
	7.800477	9.076267	16.36%	0	2005
	7.027999	7.800477	10.99%	0	2004
	5.016125	7.027999	40.11%	0	2003
	6.438299	5.016125	-22.09%	0	2002
	8.338672	6.438299	-22.79%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.469080	12.675044	10.51%	0	2010
	9.278251	11.469080	23.61%	0	2009
	16.899403	9.278251	-45.10%	0	2008
	14.740282	16.899403	14.65%	0	2007
	12.772696	14.740282	15.40%	0	2006
	10.981123	12.772696	16.32%	0	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.576514	12.814673	10.70%	0	2010
	9.343670	11.576514	23.90%	0	2009
	16.998090	9.343670	-45.03%	0	2008
	14.805472	16.998090	14.81%	0	2007
	12.814297	14.805472	15.54%	0	2006
	10.999931	12.814297	16.49%	0	2005
	10.000000	10.999931	10.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.361919	10.796255	15.32%	0	2010
	6.714616	9.361919	39.43%	0	2009
	12.821348	6.714616	-47.63%	0	2008
	12.835334	12.821348	-0.11%	0	2007
	11.438215	12.835334	12.21%	0	2006
	11.007345	11.438215	3.91%	0	2005
	10.117444	11.007345	8.80%	0	2004
	7.703853	10.117444	31.33%	0	2003
	9.337635	7.703853	-17.50%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.241740	10.638056	15.11%	0	2010
	6.639591	9.241740	39.19%	0	2009
	12.695115	6.639591	-47.70%	0	2008
	12.725517	12.695115	-0.24%	0	2007
	11.355020	12.725517	12.07%	0	2006
	10.952670	11.355020	3.67%	0	2005
	10.080268	10.952670	8.65%	0	2004
	7.694378	10.080268	31.01%	0	2003
	9.337644	7.694378	-17.60%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	11.862805	14.693828	23.86%	0	2010
	7.694625	11.862805	54.17%	0	2009
	16.090682	7.694625	-52.18%	0	2008
	15.558096	16.090682	3.42%	0	2007
	13.668800	15.558096	13.82%	0	2006
	13.606436	13.668800	0.46%	0	2005
	12.186555	13.606436	11.65%	0	2004
	7.884634	12.186555	54.56%	0	2003
	10.000000	7.884634	-21.15%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.077185	13.708059	23.75%	0	2010
	7.196214	11.077185	53.93%	0	2009
	15.082453	7.196214	-52.29%	0	2008
	14.605151	15.082453	3.27%	0	2007
	12.852492	14.605151	13.64%	0	2006
	12.809829	12.852492	0.33%	0	2005
	11.488020	12.809829	11.51%	0	2004
	7.452860	11.488020	54.14%	0	2003
	10.000000	7.452860	-25.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	10.901031	12.913662	18.46%	0	2010
	9.457731	10.901031	15.26%	0	2009
	13.217059	9.457731	-28.44%	0	2008
	13.829074	13.217059	-4.43%	0	2007
	12.022348	13.829074	15.03%	0	2006
	11.837316	12.022348	1.56%	0	2005
	10.862932	11.837316	8.97%	0	2004
	8.880601	10.862932	22.32%	0	2003
	10.000000	8.880601	-11.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.375293	9.044914	8.00%	0	2010
	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.451486	14.318992	6.45%	0	2010
	9.999145	13.451486	34.53%	0	2009
	17.081556	9.999145	-41.46%	0	2008
	15.062752	17.081556	13.40%	0	2007
	12.635456	15.062752	19.21%	0	2006
	11.675913	12.635456	8.22%	0	2005
	10.027665	11.675913	16.44%	0	2004
	7.723242	10.027665	29.84%	0	2003
	10.000000	7.723242	-22.77%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.045288	9.078753	12.85%	0	2010
	6.803986	8.045288	18.24%	0	2009
	12.107759	6.803986	-43.80%	0	2008
	11.064370	12.107759	9.43%	0	2007
	10.650128	11.064370	3.89%	0	2006
	10.013377	10.650128	6.36%	0	2005
	9.614097	10.013377	4.15%	0	2004
	7.597836	9.614097	26.54%	0	2003
	10.000000	7.597836	-24.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.172493	12.998689	16.35%	0	2010
	8.011658	11.172493	39.45%	0	2009
	15.441188	8.011658	-48.12%	0	2008
	14.223650	15.441188	8.56%	0	2007
	12.461820	14.223650	14.14%	0	2006
	11.606957	12.461820	7.37%	0	2005
	10.259619	11.606957	13.13%	0	2004
	7.738098	10.259619	32.59%	0	2003
	10.000000	7.738098	-22.62%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.451358	12.128319	16.05%	0	2010
	7.514666	10.451358	39.08%	0	2009
	14.511272	7.514666	-48.21%	0	2008
	13.402874	14.511272	8.27%	0	2007
	11.769343	13.402874	13.88%	0	2006
	10.996022	11.769343	7.03%	0	2005
	10.000000	10.996022	9.96%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.801869	10.518473	7.31%	0	2010
	7.799829	9.801869	25.67%	0	2009
	11.399301	7.799829	-31.58%	0	2008
	10.765392	11.399301	5.89%	0	2007
	10.000000	10.765392	7.65%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.715827	10.396962	7.01%	0	2010
	7.750414	9.715827	25.36%	0	2009
	11.356258	7.750414	-31.75%	0	2008
	10.748394	11.356258	5.66%	0	2007
	10.000000	10.748394	7.48%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.072292	17.728005	10.30%	0	2010
	12.162445	16.072292	32.15%	0	2009
	20.885963	12.162445	-41.77%	0	2008
	18.633403	20.885963	12.09%	0	2007
	14.874913	18.633403	25.27%	0	2006
	12.901375	14.874913	15.30%	0	2005
	10.647352	12.901375	21.17%	0	2004
	8.452716	10.647352	25.96%	0	2003
	10.000000	8.452716	-15.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.074271	14.613763	11.77%	0	2010
	10.250873	13.074271	27.54%	0	2009
	14.641393	10.250873	-29.99%	0	2008
	13.646374	14.641393	7.29%	0	2007
	12.523281	13.646374	8.97%	0	2006
	11.879805	12.523281	5.42%	0	2005
	10.655950	11.879805	11.49%	0	2004
	8.544826	10.655950	24.71%	0	2003
	10.000000	8.544826	-14.55%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.839407	10.352394	17.12%	0	2010
	5.448069	8.839407	62.25%	0	2009
	10.931204	5.448069	-50.16%	0	2008
	9.568631	10.931204	14.24%	95	2007
	9.518525	9.568631	0.53%	95	2006
	9.027599	9.518525	5.44%	95	2005
	8.631556	9.027599	4.59%	177	2004
	6.936655	8.631556	24.43%	95	2003
	10.000000	6.936655	-30.63%	0	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.322006	11.697490	13.33%	0	2010
	8.206715	10.322006	25.78%	0	2009
	13.051438	8.206715	-37.12%	0	2008
	13.643785	13.051438	-4.34%	0	2007
	12.002701	13.643785	13.67%	0	2006
	11.769458	12.002701	1.98%	0	2005
	10.232432	11.769458	15.02%	66	2004
	7.988436	10.232432	28.09%	0	2003
	10.000000	7.988436	-20.12%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.801289	12.562358	6.45%	0	2010
	10.000000	11.801289	18.01%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.355742	10.277670	9.85%	0	2010
	6.866874	9.355742	36.24%	0	2009
	11.124834	6.866874	-38.27%	0	2008
	10.230971	11.124834	8.74%	92	2007
	9.733537	10.230971	5.11%	92	2006
	9.533702	9.733537	2.10%	92	2005
	8.930782	9.533702	6.75%	92	2004
	7.436550	8.930782	20.09%	92	2003
	10.000000	7.436550	-25.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.711089	8.493427	26.56%	0	2010
	4.850628	6.711089	38.36%	0	2009
	10.231016	4.850628	-52.59%	0	2008
	9.539183	10.231016	7.25%	0	2007
	9.519661	9.539183	0.21%	0	2006
	9.448349	9.519661	0.75%	0	2005
	8.433459	9.448349	12.03%	107	2004
	6.302521	8.433459	33.81%	0	2003
	10.000000	6.302521	-36.97%	0	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.500804	13.982504	33.16%	0	2010
	6.580185	10.500804	59.58%	0	2009
	11.108098	6.580185	-40.76%	0	2008
	11.092236	11.108098	0.14%	0	2007
	10.027241	11.092236	10.62%	0	2006
	9.746111	10.027241	2.88%	0	2005
	9.368388	9.746111	4.03%	0	2004
	7.167934	9.368388	30.70%	0	2003
	10.000000	7.167934	-28.32%	0	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	11.967952	13.037648	8.94%	0	2010
	9.978196	11.967952	19.94%	0	2009
	15.146862	9.978196	-34.12%	0	2008
	14.374062	15.146862	5.38%	0	2007
	12.177000	14.374062	18.04%	0	2006
	11.676025	12.177000	4.29%	0	2005
	10.381268	11.676025	12.47%	0	2004
	8.498659	10.381268	22.15%	0	2003
	10.000000	8.498659	-15.01%	0	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.695520	6.96%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.825517	11.722664	8.29%	0	2010
	8.797889	10.825517	23.05%	0	2009
	12.664519	8.797889	-31.80%	0	2008
	12.097442	12.664519	4.69%	0	2007
	11.184498	12.097442	8.16%	0	2006
	10.979163	11.184498	1.87%	0	2005
	10.580647	10.979163	3.77%	0	2004
	9.209781	10.580647	14.88%	0	2003
	10.000000	9.209781	-7.90%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.534507	12.677102	20.34%	0	2010
	8.183285	10.534507	28.73%	0	2009
	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.379296	13.720413	10.83%	0	2010
	10.000000	12.379296	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	9.000512	9.875579	9.72%	0	2010
	7.445547	9.000512	20.88%	0	2009
	10.824700	7.445547	-31.22%	0	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.167548	10.555724	3.82%	0	2010
	9.255754	10.167548	9.85%	0	2009
	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	9.985564	10.886326	9.02%	0	2010
	7.199342	9.985564	38.70%	0	2009
	11.978384	7.199342	-39.90%	0	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.321680	9.634207	15.77%	0	2010
	6.121705	8.321680	35.94%	0	2009
	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	0	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.576352	8.235629	8.70%	0	2010
	5.918499	7.576352	28.01%	0	2009
	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.469253	12.712686	10.84%	0	2010
	8.015516	11.469253	43.09%	0	2009
	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.616165	8.607930	13.02%	0	2010
	5.083276	7.616165	49.83%	0	2009
	10.000000	5.083276	-49.17%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.850554	9.503068	21.05%	0	2010
	6.093352	7.850554	28.84%	0	2009
	10.000000	6.093352	-39.07%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.832337	9.479541	21.03%	0	2010
	6.091458	7.832337	28.58%	0	2009
	10.000000	6.091458	-39.09%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.003883	9.012456	12.60%	0	2010
	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.247492	10.000579	8.14%	0	2010
	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.708785	9.587191	10.09%	0	2010
	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.989661	10.450358	4.61%	0	2010
	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.978578	9.794617	9.09%	0	2010
	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	0	2010
	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.518084	10.165246	6.80%	0	2010
	8.257336	9.518084	15.27%	0	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.451751	10.959942	4.86%	0	2010
	9.808813	10.451751	6.55%	0	2009
	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.410060	10.887822	4.59%	0	2010
	9.787083	10.410060	6.37%	0	2009
	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.168792	11.827538	5.90%	0	2010
	9.792877	11.168792	14.05%	0	2009
	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	24.662975	28.002015	13.54%	0	2010
	15.438846	24.662975	59.75%	0	2009
	37.468144	15.438846	-58.79%	0	2008
	26.348683	37.468144	42.20%	0	2007
	19.732557	26.348683	33.53%	0	2006
	15.222542	19.732557	29.63%	0	2005
	12.903898	15.222542	17.97%	0	2004
	8.000192	12.903898	61.29%	0	2003
	10.000000	8.000192	-20.00%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.069526	21.646792	13.52%	0	2010
	11.937394	19.069526	59.75%	0	2009
	28.924923	11.937394	-58.73%	0	2008
	20.304691	28.924923	42.45%	0	2007
	15.179352	20.304691	33.77%	0	2006
	11.696090	15.179352	29.78%	0	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.411756	12.738672	2.63%	0	2010
	12.339755	12.411756	0.58%	0	2009
	11.695144	12.339755	5.51%	0	2008
	11.143505	11.695144	4.95%	0	2007
	11.008261	11.143505	1.23%	0	2006
	10.882837	11.008261	1.15%	0	2005
	10.759596	10.882837	1.15%	0	2004
	10.769392	10.759596	-0.09%	0	2003
	10.000000	10.769392	7.69%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.887836	7.624047	10.69%	0	2010
	5.432161	6.887836	26.80%	0	2009
	10.000000	5.432161	-45.68%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.507936	12.921206	12.28%	0	2010
	9.236069	11.507936	24.60%	0	2009
	14.930713	9.236069	-38.14%	0	2008
	14.387661	14.930713	3.77%	0	2007
	12.567923	14.387661	14.48%	0	2006
	11.887323	12.567923	5.73%	93	2005
	10.643192	11.887323	11.69%	93	2004
	8.239862	10.643192	29.17%	0	2003
	10.000000	8.239862	-17.60%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.480434	12.348836	7.56%	0	2010
	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.036988	13.208826	9.74%	0	2010
	10.000000	12.036988	20.37%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.411669	11.836441	3.72%	0	2010
	10.680241	11.411669	6.85%	0	2009
	11.602599	10.680241	-7.95%	0	2008
	11.241807	11.602599	3.21%	0	2007
	10.810079	11.241807	3.99%	0	2006
	10.682437	10.810079	1.19%	0	2005
	10.421167	10.682437	2.51%	0	2004
	9.859675	10.421167	5.69%	0	2003
	10.000000	9.859675	-1.40%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.613972	12.617565	8.64%	359	2010
	9.952559	11.613972	16.69%	359	2009
	13.229808	9.952559	-24.77%	638	2008
	12.784662	13.229808	3.48%	1,151	2007
	11.720796	12.784662	9.08%	1,151	2006
	11.358376	11.720796	3.19%	1,151	2005
	10.586524	11.358376	7.29%	1,151	2004
	9.002767	10.586524	17.59%	513	2003
	10.000000	9.002767	-9.97%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.698416	12.929421	10.52%	0	2010
	9.601269	11.698416	21.84%	0	2009
	14.287524	9.601269	-32.80%	0	2008
	13.742952	14.287524	3.96%	77	2007
	12.248708	13.742952	12.20%	77	2006
	11.678394	12.248708	4.88%	77	2005
	10.636483	11.678394	9.80%	77	2004
	8.574362	10.636483	24.05%	77	2003
	10.000000	8.574362	-14.26%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.659804	12.393533	6.29%	0	2010
	10.390774	11.659804	12.21%	0	2009
	12.486893	10.390774	-16.79%	0	2008
	12.043944	12.486893	3.68%	0	2007
	11.340140	12.043944	6.21%	0	2006
	11.079764	11.340140	2.35%	0	2005
	10.555919	11.079764	4.96%	0	2004
	9.478335	10.555919	11.37%	0	2003
	10.000000	9.478335	-5.22%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	12.812507	15.838444	23.62%	0	2010
	9.564996	12.812507	33.95%	0	2009
	15.370012	9.564996	-37.77%	0	2008
	14.590476	15.370012	5.34%	0	2007
	13.554553	14.590476	7.64%	0	2006
	12.343864	13.554553	9.81%	0	2005
	10.889088	12.343864	13.36%	0	2004
	8.255915	10.889088	31.89%	0	2003
	10.000000	8.255915	-17.44%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	12.022686	14.822510	23.29%	0	2010
	8.992109	12.022686	33.70%	0	2009
	14.483901	8.992109	-37.92%	0	2008
	13.773359	14.483901	5.16%	0	2007
	12.812574	13.773359	7.50%	0	2006
	11.689122	12.812574	9.61%	0	2005
	10.331822	11.689122	13.14%	0	2004
	7.854035	10.331822	31.55%	0	2003
	10.000000	7.854035	-21.46%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.995014	9.790129	-2.05%	0	2010
	10.199917	9.995014	-2.01%	0	2009
	10.203835	10.199917	-0.04%	0	2008
	9.942079	10.203835	2.63%	0	2007
	9.709705	9.942079	2.39%	0	2006
	9.654764	9.709705	0.57%	0	2005
	9.777495	9.654764	-1.26%	0	2004
	9.920064	9.777495	-1.44%	0	2003
	10.000000	9.920064	-0.80%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.052542	8.976518	11.47%	0	2010
	6.040119	8.052542	33.32%	0	2009
	10.000000	6.040119	-39.60%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.192789	10.594268	3.94%	0	2010
	8.014714	10.192789	27.18%	0	2009
	15.247531	8.014714	-47.44%	0	2008
	15.125073	15.247531	0.81%	0	2007
	12.579326	15.125073	20.24%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.042568	10.412351	3.68%	0	2010
	7.917718	10.042568	26.84%	0	2009
	15.096355	7.917718	-47.55%	0	2008
	15.009110	15.096355	0.58%	0	2007
	12.517575	15.009110	19.90%	0	2006
	11.429957	12.517575	9.52%	0	2005
	10.000000	11.429957	14.30%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.948024	8.980902	13.00%	0	2010
	6.273070	7.948024	26.70%	0	2009
	10.000000	6.273070	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	0	2010
	6.261242	7.814020	24.80%	0	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.674790	9.507383	23.88%	0	2010
	6.183862	7.674790	24.11%	0	2009
	10.000000	6.183862	-38.16%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.517404	9.980860	17.18%	0	2010
	6.664890	8.517404	27.80%	0	2009
	10.000000	6.664890	-33.35%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.702715	9.439072	22.54%	0	2010
	6.182992	7.702715	24.58%	0	2009
	11.807494	6.182992	-47.64%	0	2008
	11.009965	11.807494	7.24%	0	2007
	10.913993	11.009965	0.88%	0	2006
	10.341717	10.913993	5.53%	0	2005
	9.329562	10.341717	10.85%	0	2004
	7.104654	9.329562	31.32%	0	2003
	10.000000	7.104654	-28.95%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.707631	14.518836	24.01%	0	2010
	9.470102	11.707631	23.63%	0	2009
	14.250591	9.470102	-33.55%	0	2008
	15.628050	14.250591	-8.81%	0	2007
	13.601937	15.628050	14.90%	0	2006
	13.471765	13.601937	0.97%	0	2005
	11.725320	13.471765	14.89%	0	2004
	7.631462	11.725320	53.64%	0	2003
	10.000000	7.631462	-23.69%	0	2002

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.664641	13.211784	23.88%	0	2010
	8.650763	10.664641	23.28%	0	2009
	13.046099	8.650763	-33.69%	0	2008
	14.358749	13.046099	-9.14%	0	2007
	12.518210	14.358749	14.70%	0	2006
	12.433603	12.518210	0.68%	0	2005
	10.849698	12.433603	14.60%	0	2004
	7.079974	10.849698	53.24%	0	2003
	10.000000	7.079974	-29.20%	0	2002

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.711009	15.603144	22.75%	0	2010
	9.633900	12.711009	31.94%	0	2009
	15.912963	9.633900	-39.46%	0	2008
	15.908691	15.912963	0.03%	0	2007
	14.495690	15.908691	9.75%	0	2006
	13.175268	14.495690	10.02%	0	2005
	11.301153	13.175268	16.58%	0	2004
	8.181745	11.301153	38.13%	0	2003
	10.000000	8.181745	-18.18%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.778409	15.643298	22.42%	0	2010
	9.704599	12.778409	31.67%	0	2009
	16.072778	9.704599	-39.62%	0	2008
	16.105934	16.072778	-0.21%	0	2007
	14.713018	16.105934	9.47%	0	2006
	13.409950	14.713018	9.72%	0	2005
	11.525542	13.409950	16.35%	0	2004
	8.368027	11.525542	37.73%	0	2003
	10.000000	8.368027	-16.32%	0	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.889599	8.749882	10.90%	0	2010
	6.415224	7.889599	22.98%	0	2009
	11.217568	6.415224	-42.81%	0	2008
	10.615687	11.217568	5.67%	0	2007
	10.000000	10.615687	6.16%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.102175	9.031330	27.16%	0	2010
	5.555654	7.102175	27.84%	0	2009
	10.000000	5.555654	-44.44%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.288878	10.321841	0.32%	0	2010
	9.806953	10.288878	4.91%	0	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.232941	14.418536	8.96%	0	2010
	10.000000	13.232941	32.33%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.880774	13.727135	6.57%	0	2010
	10.000000	12.880774	28.81%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.859078	13.668384	6.29%	0	2010
	10.000000	12.859078	28.59%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.855533	13.391270	4.17%	0	2010
	10.000000	12.855533	28.56%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.396024	14.081774	13.60%	0	2010
	9.059228	12.396024	36.83%	0	2009
	15.465396	9.059228	-41.42%	0	2008
	14.849737	15.465396	4.15%	0	2007
	12.881137	14.849737	15.28%	0	2006
	11.500918	12.881137	12.00%	0	2005
	10.000000	11.500918	15.01%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.224418	13.850131	13.30%	0	2010
	8.954115	12.224418	36.52%	0	2009
	15.325079	8.954115	-41.57%	0	2008
	14.753720	15.325079	3.87%	0	2007
	12.829390	14.753720	15.00%	0	2006
	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	13.874944	15.760526	13.59%	0	2010
	10.134617	13.874944	36.91%	0	2009
	17.299602	10.134617	-41.42%	0	2008
	16.613807	17.299602	4.13%	0	2007
	14.410929	16.613807	15.29%	0	2006
	12.870149	14.410929	11.97%	0	2005
	11.026373	12.870149	16.72%	0	2004
	7.870764	11.026373	40.09%	0	2003
	10.000000	7.870764	-21.29%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.582494	15.393475	13.33%	0	2010
	9.950725	13.582494	36.50%	0	2009
	17.026221	9.950725	-41.56%	0	2008
	16.387956	17.026221	3.89%	0	2007
	14.254788	16.387956	14.96%	0	2006
	12.758362	14.254788	11.73%	0	2005
	10.956816	12.758362	16.44%	0	2004
	7.829889	10.956816	39.94%	0	2003
	10.000000	7.829889	-21.70%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	13.961544	15.695639	12.42%	0	2010
	12.037732	13.961544	15.98%	0	2009
	14.371455	12.037732	-16.24%	0	2008
	13.394389	14.371455	7.29%	0	2007
	12.751541	13.394389	5.04%	0	2006
	12.702774	12.751541	0.38%	0	2005
	11.959911	12.702774	6.21%	0	2004
	10.421844	11.959911	14.76%	0	2003
	10.000000	10.421844	4.22%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.445706	2.747381	12.33%	0	2010
	1.969888	2.445706	24.15%	0	2009
	9.528140	1.969888	-79.33%	0	2008
	10.000000	9.528140	-4.72%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.344057	3.760745	12.46%	0	2010
	2.724308	3.344057	22.75%	0	2009
	13.041775	2.724308	-79.11%	0	2008
	13.329787	13.041775	-2.16%	0	2007
	12.436090	13.329787	7.19%	0	2006
	12.408560	12.436090	0.22%	0	2005
	11.625785	12.408560	6.73%	0	2004
	9.574959	11.625785	21.42%	0	2003
	10.000000	9.574959	-4.25%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.600305	10.891843	13.45%	0	2010
	7.657584	9.600305	25.37%	0	2009
	12.738534	7.657584	-39.89%	0	2008
	12.488147	12.738534	2.00%	0	2007
	11.109213	12.488147	12.41%	0	2006
	10.725304	11.109213	3.58%	0	2005
	10.032249	10.725304	6.91%	0	2004
	8.100470	10.032249	23.85%	0	2003
	10.000000	8.100470	-19.00%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.199615	15.955516	20.88%	0	2010
	9.822434	13.199615	34.38%	0	2009
	16.130583	9.822434	-39.11%	0	2008
	16.671783	16.130583	-3.25%	0	2007
	14.800054	16.671783	12.65%	0	2006
	13.745172	14.800054	7.67%	0	2005
	11.750714	13.745172	16.97%	0	2004
	8.309842	11.750714	41.41%	0	2003
	10.000000	8.309842	-16.90%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.812955	9.417404	20.54%	0	2010
	5.827262	7.812955	34.08%	0	2009
	9.596542	5.827262	-39.28%	0	2008
	9.936849	9.596542	-3.42%	0	2007
	10.000000	9.936849	-0.63%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.815580	11.586746	7.13%	0	2010
	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.894646	11.224697	3.03%	0	2010
	10.000000	10.894646	8.95%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	10.966630	12.286433	12.03%	0	2010
	8.624901	10.966630	27.15%	0	2009
	14.364366	8.624901	-39.96%	0	2008
	15.609361	14.364366	-7.98%	0	2007
	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.323724	12.203836	7.77%	0	2010
	9.275800	11.323724	22.08%	0	2009
	16.896652	9.275800	-45.10%	0	2008
	15.920198	16.896652	6.13%	0	2007
	12.725055	15.920198	25.11%	0	2006
	11.578311	12.725055	9.90%	0	2005
	10.173004	11.578311	13.81%	0	2004
	8.080557	10.173004	25.89%	0	2003
	10.000000	8.080557	-19.19%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	11.011522	13.588591	23.40%	0	2010
	8.546953	11.011522	28.84%	0	2009
	14.390586	8.546953	-40.61%	0	2008
	16.834882	14.390586	-14.52%	0	2007
	14.652153	16.834882	14.90%	0	2006
	13.975140	14.652153	4.84%	0	2005
	11.304148	13.975140	23.63%	0	2004
	7.711748	11.304148	46.58%	0	2003
	10.000000	7.711748	-22.88%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.251964	13.313760	18.32%	0	2010
	7.008913	11.251964	60.54%	0	2009
	11.364308	7.008913	-38.33%	0	2008
	10.996424	11.364308	3.35%	0	2007
	10.647221	10.996424	3.28%	0	2006
	10.283953	10.647221	3.53%	0	2005
	9.996085	10.283953	2.88%	0	2004
	8.170019	9.996085	22.35%	0	2003
	10.000000	8.170019	-18.30%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.272077	10.751599	4.67%	0	2010
	9.587654	10.272077	7.14%	0	2009
	10.931263	9.587654	-12.29%	0	2008
	10.607728	10.931263	3.05%	0	2007
	10.456755	10.607728	1.44%	0	2006
	10.270946	10.456755	1.81%	0	2005
	10.075530	10.270946	1.94%	0	2004
	10.000000	10.075530	0.76%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.753986	17.54%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.020541	16.168409	24.18%	0	2010
	10.000000	13.020541	30.21%	0	2009*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.262155	10.228345	10.43%	0	2010
	7.861189	9.262155	17.82%	0	2009
	13.540347	7.861189	-41.94%	0	2008
	13.191244	13.540347	2.65%	0	2007
	11.517271	13.191244	14.53%	0	2006
	11.246698	11.517271	2.41%	0	2005
	10.328809	11.246698	8.89%	0	2004
	7.981388	10.328809	29.41%	0	2003
	10.000000	7.981388	-20.19%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.095948	15.414611	2.11%	0	2010
	11.476632	15.095948	31.54%	0	2009
	25.094614	11.476632	-54.27%	0	2008
	24.280491	25.094614	3.35%	0	2007
	18.353939	24.280491	32.29%	0	2006
	16.088523	18.353939	14.08%	0	2005
	13.158299	16.088523	22.27%	0	2004
	9.336747	13.158299	40.93%	0	2003
	10.000000	9.336747	-6.63%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.076910	9.760083	7.53%	0	2010
	6.762356	9.076910	34.23%	0	2009
	11.478610	6.762356	-41.09%	0	2008
	10.321035	11.478610	11.22%	0	2007
	10.609883	10.321035	-2.72%	0	2006
	9.436134	10.609883	12.44%	0	2005
	8.896132	9.436134	6.07%	0	2004
	7.365674	8.896132	20.78%	0	2003
	10.000000	7.365674	-26.34%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.718255	18.240863	23.93%	0	2010
	10.538502	14.718255	39.66%	0	2009
	16.754257	10.538502	-37.10%	0	2008
	16.858131	16.754257	-0.62%	0	2007
	15.077460	16.858131	11.81%	0	2006
	14.442174	15.077460	4.40%	0	2005
	12.388790	14.442174	16.57%	0	2004
	8.981493	12.388790	37.94%	0	2003
	10.000000	8.981493	-10.19%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.006618	12.901996	7.46%	0	2010
	10.000000	12.006618	20.07%	0	2009*

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.428165	15.309897	23.19%	0	2010
	10.153697	12.428165	22.40%	0	2009
	15.013038	10.153697	-32.37%	0	2008
	15.438022	15.013038	-2.75%	0	2007
	13.782120	15.438022	12.01%	0	2006
	13.127293	13.782120	4.99%	0	2005
	11.001166	13.127293	19.33%	0	2004
	8.155629	11.001166	34.89%	0	2003
	10.000000	8.155629	-18.44%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.761698	10.972784	12.41%	0	2010
	7.454689	9.761698	30.95%	0	2009
	11.612442	7.454689	-35.80%	0	2008
	11.006008	11.612442	5.51%	0	2007
	10.294283	11.006008	6.91%	0	2006
	10.147567	10.294283	1.45%	0	2005
	9.759111	10.147567	3.98%	0	2004
	7.911070	9.759111	23.36%	0	2003
	10.000000	7.911070	-20.89%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.420015	11.715080	12.43%	0	2010
	8.424891	10.420015	23.68%	0	2009
	13.691078	8.424891	-38.46%	0	2008
	13.288042	13.691078	3.03%	0	2007
	11.751059	13.288042	13.08%	0	2006
	11.464515	11.751059	2.50%	0	2005
	10.584155	11.464515	8.32%	0	2004
	8.422115	10.584155	25.67%	0	2003
	10.000000	8.422115	-15.78%	0	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.699036	13.118526	12.13%	0	2010
	9.480743	11.699036	23.40%	0	2009
	15.450846	9.480743	-38.64%	0	2008
	15.033691	15.450846	2.77%	0	2007
	13.328490	15.033691	12.79%	0	2006
	13.035589	13.328490	2.25%	0	2005
	12.066029	13.035589	8.04%	0	2004
	10.000000	12.066029	20.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.530421	10.544104	10.64%	0	2010
	8.594710	9.530421	10.89%	0	2009
	12.482597	8.594710	-31.15%	0	2008
	11.630461	12.482597	7.33%	0	2007
	10.259989	11.630461	13.36%	0	2006
	10.304751	10.259989	-0.43%	0	2005
	9.827076	10.304751	4.86%	0	2004
	8.102923	9.827076	21.28%	0	2003
	10.000000	8.102923	-18.97%	0	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.992970	16.789398	11.98%	0	2010
	10.043718	14.992970	49.28%	0	2009
	13.881817	10.043718	-27.65%	0	2008
	13.743431	13.881817	1.01%	0	2007
	12.695759	13.743431	8.25%	0	2006
	12.679338	12.695759	0.13%	0	2005
	11.756745	12.679338	7.85%	0	2004
	9.860009	11.756745	19.24%	0	2003
	10.000000	9.860009	-1.40%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.223999	12.985111	6.23%	0	2010
	10.367503	12.223999	17.91%	0	2009
	11.422344	10.367503	-9.23%	0	2008
	11.072563	11.422344	3.16%	0	2007
	10.858344	11.072563	1.97%	0	2006
	10.948569	10.858344	-0.82%	0	2005
	10.792733	10.948569	1.44%	0	2004
	10.534838	10.792733	2.45%	0	2003
	10.000000	10.534838	5.35%	0	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.119075	12.847270	6.01%	0	2010
	10.302405	12.119075	17.63%	0	2009
	11.383159	10.302405	-9.49%	0	2008
	11.060137	11.383159	2.92%	0	2007
	10.870631	11.060137	1.74%	0	2006
	10.994650	10.870631	-1.13%	0	2005
	10.869642	10.994650	1.15%	0	2004
	10.630846	10.869642	2.25%	0	2003
	10.000000	10.630846	6.31%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.704825	9.900731	13.74%	0	2010
	6.695964	8.704825	30.00%	0	2009
	10.666895	6.695964	-37.23%	0	2008
	9.166733	10.666895	16.37%	0	2007
	8.762682	9.166733	4.61%	0	2006
	8.623188	8.762682	1.62%	0	2005
	8.321089	8.623188	3.63%	0	2004
	6.901812	8.321089	20.56%	0	2003
	8.347152	6.901812	-17.32%	0	2002
	9.219561	8.347152	-9.46%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	8.029498	9.120645	13.59%	0	2010
	6.194176	8.029498	29.63%	0	2009
	9.877405	6.194176	-37.29%	0	2008
	8.507771	9.877405	16.10%	0	2007
	8.142266	8.507771	4.49%	0	2006
	8.030142	8.142266	1.40%	0	2005
	7.765156	8.030142	3.41%	0	2004
	6.447048	7.765156	20.45%	0	2003
	7.823673	6.447048	-17.60%	0	2002
	8.649988	7.823673	-9.55%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.451262	11.678843	11.75%	0	2010
	8.279303	10.451262	26.23%	0	2009
	11.881379	8.279303	-30.32%	0	2008
	10.521653	11.881379	12.92%	0	2007
	10.021635	10.521653	4.99%	0	2006
	9.849114	10.021635	1.75%	0	2005
	9.548650	9.849114	3.15%	0	2004
	8.272117	9.548650	15.43%	0	2003
	9.270309	8.272117	-10.77%	0	2002
	9.890153	9.270309	6.27%	0	2001

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	9.808986	10.944038	11.57%	0	2010
	7.781340	9.808986	26.06%	0	2009
	11.180283	7.781340	-30.40%	0	2008
	9.916583	11.180283	12.74%	0	2007
	9.454088	9.916583	4.89%	0	2006
	9.304517	9.454088	1.61%	0	2005
	9.036223	9.304517	2.97%	0	2004
	7.844378	9.036223	15.19%	0	2003
	8.808000	7.844378	-10.94%	0	2002
	9.410582	8.808000	-6.4	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	9.775539	11.292005	15.51%	0	2010
	7.216955	9.775539	35.45%	0	2009
	11.173548	7.216955	-35.41%	0	2008
	10.481785	11.173548	6.60%	0	2007
	9.589794	10.481785	9.30%	0	2006
	9.274635	9.589794	3.40%	0	2005
	8.986311	9.274635	3.21%	0	2004
	7.810067	8.986311	15.06%	0	2003
	8.743085	7.810067	-10.67%	0	2002
	9.088432	8.743085	-3.80%	0	2001

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.124833	11.672451	15.29%	0	2010
	7.476704	10.124833	35.42%	0	2009
	11.597799	7.476704	-35.53%	0	2008
	10.897684	11.597799	6.42%	0	2007
	9.982873	10.897684	9.16%	0	2006
	9.662384	9.982873	3.32%	0	2005
	9.386556	9.662384	2.94%	0	2004
	8.165983	9.386556	14.95%	0	2003
	9.159474	8.165983	-10.85%	0	2002
	9.535534	9.159474	-3.94%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.116719	8.226024	15.59%	0	2010
	5.348459	7.116719	33.06%	0	2009
	9.289616	5.348459	-42.43%	0	2008
	8.875308	9.289616	4.67%	0	2007
	7.952323	8.875308	11.61%	0	2006
	6.713755	7.952323	18.45%	0	2005
	6.771436	6.713755	-0.85%	0	2004
	5.525401	6.771436	22.55%	0	2003
	6.083557	5.525401	-9.17%	0	2002
	8.705343	6.083557	-30.12%	0	2001

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	7.009512	8.096696	15.51%	0	2010
	5.272819	7.009512	32.94%	0	2009
	9.183181	5.272819	-42.58%	0	2008
	8.789716	9.183181	4.48%	0	2007
	7.888018	8.789716	11.43%	0	2006
	6.676225	7.888018	18.15%	0	2005
	6.733103	6.676225	-0.84%	0	2004
	5.505837	6.733103	22.29%	0	2003
	6.083556	5.505837	-9.50%	0	2002
	8.705338	6.083556	-30.12%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	8.916451	10.046430	12.67%	0	2010
	7.004275	8.916451	27.30%	0	2009
	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.640219	10.845816	12.51%	343	2010
	7.581423	9.640219	27.16%	0	2009
	13.542194	7.581423	-44.02%	0	2008
	13.660471	13.542194	-0.87%	0	2007
	11.634053	13.660471	17.42%	0	2006
	11.255864	11.634053	3.36%	0	2005
	10.336152	11.255864	8.90%	0	2004
	8.119480	10.336152	27.30%	0	2003
	10.010938	8.119480	-18.89%	0	2002
	10.790928	10.010938	-7.23%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.784796	8.738932	12.26%	0	2010
	6.253345	7.784796	24.49%	0	2009
	10.970881	6.253345	-43.00%	0	2008
	10.006609	10.970881	9.64%	0	2007
	9.043944	10.006609	10.64%	0	2006
	8.590677	9.043944	5.28%	0	2005
	8.297545	8.590677	3.53%	0	2004
	6.857159	8.297545	21.01%	0	2003
	8.407949	6.857159	-18.44%	0	2002
	9.423426	8.407949	-10.78%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	7.943146	8.907744	12.14%	0	2010
	6.387842	7.943146	24.35%	0	2009
	11.230588	6.387842	-43.12%	0	2008
	10.256576	11.230588	9.50%	0	2007
	9.282613	10.256576	10.49%	0	2006
	8.827851	9.282613	5.15%	0	2005
	8.545208	8.827851	3.31%	0	2004
	7.070677	8.545208	20.85%	0	2003
	8.685647	7.070677	-18.59%	0	2002
	9.751458	8.685647	-10.93%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.733667	8.178303	21.45%	0	2010
	5.367319	6.733667	25.46%	0	2009
	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002
	10.700597	8.617548	-19.47%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.221402	6.331647	21.26%	0	2010
	4.167859	5.221402	25.28%	0	2009
	8.080028	4.167859	-48.42%	0	2008
	6.516858	8.080028	23.99%	0	2007
	6.245776	6.516858	4.34%	0	2006
	6.046633	6.245776	3.29%	0	2005
	5.989318	6.046633	0.96%	0	2004
	4.615661	5.989318	29.76%	0	2003
	6.764100	4.615661	-31.76%	0	2002
	8.413449	6.764100	-19.60%	0	2001

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	7.980572	9.742130	22.07%	0	2010
	5.833996	7.980572	36.79%	0	2009
	11.656594	5.833996	-49.95%	0	2008
	10.133392	11.656594	15.03%	0	2007
	9.546144	10.133392	6.15%	0	2006
	9.029832	9.546144	5.72%	0	2005
	8.367728	9.029832	7.91%	0	2004
	6.550540	8.367728	27.74%	0	2003
	9.083493	6.550540	-27.89%	0	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.804151	9.526223	22.07%	0	2010
	5.721443	7.804151	36.40%	0	2009
	11.438173	5.721443	-49.98%	0	2008
	9.959970	11.438173	14.84%	0	2007
	9.394164	9.959970	6.02%	0	2006
	8.905705	9.394164	5.48%	0	2005
	8.272633	8.905705	7.65%	0	2004
	6.485789	8.272633	27.55%	0	2003
	9.028374	6.485789	-28.16%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.658026	10.758979	11.40%	0	2010
	6.861448	9.658026	40.76%	0	2009
	9.352908	6.861448	-26.64%	0	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.406996	11.581589	11.29%	0	2010
	7.409578	10.406996	40.45%	0	2009
	10.110515	7.409578	-26.71%	0	2008
	10.072501	10.110515	0.38%	0	2007
	9.266331	10.072501	8.70%	0	2006
	9.250648	9.266331	0.17%	0	2005
	8.638437	9.250648	7.09%	0	2004
	6.961187	8.638437	24.09%	0	2003
	6.883407	6.961187	1.13%	0	2002
	7.984639	6.883407	-13.79%	0	2001

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.038349	11.182987	11.40%	0	2010
	7.145436	10.038349	40.49%	0	2009
	9.755552	7.145436	-26.76%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.038349	11.182987	11.40%	0	2010
	7.145436	10.038349	40.49%	0	2009
	9.755552	7.145436	-26.76%	0	2008
	10.000000	9.755552	-2.44%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	7.820651	8.806816	12.61%	0	2010
	6.309640	7.820651	23.95%	0	2009
	10.230291	6.309640	-38.32%	0	2008
	9.911798	10.230291	3.21%	0	2007
	8.747835	9.911798	13.31%	0	2006
	8.523745	8.747835	2.63%	0	2005
	7.871028	8.523745	8.29%	0	2004
	6.261011	7.871028	25.71%	0	2003
	8.225616	6.261011	-23.88%	0	2002
	9.560129	8.225616	-13.96%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.367722	15.163890	5.54%	0	2010
	12.681841	14.367722	13.29%	0	2009
	13.388949	12.681841	-5.28%	0	2008
	13.107872	13.388949	2.14%	0	2007
	12.830261	13.107872	2.16%	0	2006
	12.823648	12.830261	0.05%	0	2005
	12.539994	12.823648	2.26%	0	2004
	12.175372	12.539994	2.99%	0	2003
	11.270732	12.175372	8.03%	0	2002
	10.615284	11.270732	6.17%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	28.377552	35.756596	26.00%	0	2010
	20.702105	28.377552	37.08%	0	2009
	34.958721	20.702105	-40.78%	0	2008
	30.923543	34.958721	13.05%	0	2007
	28.053071	30.923543	10.23%	0	2006
	24.240111	28.053071	15.73%	0	2005
	19.843968	24.240111	22.15%	0	2004
	14.632159	19.843968	35.62%	0	2003
	16.587752	14.632159	-11.79%	0	2002
	17.535475	16.587752	-5.40%	0	2001

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	17.702382	22.282733	25.87%	0	2010
	12.938633	17.702382	36.82%	0	2009
	21.884408	12.938633	-40.88%	0	2008
	19.383310	21.884408	12.90%	0	2007
	17.613359	19.383310	10.05%	0	2006
	15.243632	17.613359	15.55%	0	2005
	12.490690	15.243632	22.04%	0	2004
	9.228362	12.490690	35.35%	0	2003
	10.476740	9.228362	-11.92%	0	2002
	11.092753	10.476740	-5.55%	0	2001

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.206901	10.998216	-1.86%	0	2010
	11.365362	11.206901	-1.39%	0	2009
	11.267916	11.365362	0.86%	0	2008
	10.944024	11.267916	2.96%	0	2007
	10.656922	10.944024	2.69%	0	2006
	10.563395	10.656922	0.89%	0	2005
	10.661343	10.563395	-0.92%	0	2004
	10.782346	10.661343	-1.12%	0	2003
	10.830212	10.782346	-0.44%	0	2002
	10.623055	10.830212	1.95%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.130962	11.207077	10.62%	0	2010
	8.184488	10.130962	23.78%	0	2009
	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.105728	8.953754	10.46%	0	2010
	6.559666	8.105728	23.57%	0	2009
	11.956951	6.559666	-45.14%	0	2008
	10.435280	11.956951	14.58%	0	2007
	9.050045	10.435280	15.31%	0	2006
	7.781910	9.050045	16.30%	0	2005
	7.014848	7.781910	10.93%	0	2004
	5.009290	7.014848	40.04%	0	2003
	6.432812	5.009290	-22.13%	0	2002
	8.335856	6.432812	-22.83%	0	2001

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.435989	12.632032	10.46%	634	2010
	9.256215	11.435989	23.55%	0	2009
	16.867887	9.256215	-45.13%	0	2008
	14.720344	16.867887	14.59%	0	2007
	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.543099	12.771158	10.64%	0	2010
	9.321456	11.543099	23.83%	0	2009
	16.966368	9.321456	-45.06%	0	2008
	14.785423	16.966368	14.75%	0	2007
	12.803467	14.785423	15.48%	0	2006
	10.996226	12.803467	16.44%	0	2005
	10.000000	10.996226	9.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.320965	10.743555	15.26%	0	2010
	6.688658	9.320965	39.35%	0	2009
	12.778316	6.688658	-47.66%	0	2008
	12.798828	12.778316	-0.16%	0	2007
	11.411481	12.798828	12.16%	0	2006
	10.987213	11.411481	3.86%	0	2005
	10.104094	10.987213	8.74%	0	2004
	7.697602	10.104094	31.26%	0	2003
	9.334845	7.697602	-17.54%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.201278	10.586080	15.05%	0	2010
	6.613904	9.201278	39.12%	0	2009
	12.652505	6.613904	-47.73%	0	2008
	12.689319	12.652505	-0.29%	0	2007
	11.328478	12.689319	12.01%	0	2006
	10.932634	11.328478	3.62%	0	2005
	10.066968	10.932634	8.60%	0	2004
	7.688145	10.066968	30.94%	0	2003
	9.334852	7.688145	-17.64%	0	2002

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	11.816988	14.629622	23.80%	0	2010
	7.668824	11.816988	54.09%	0	2009
	16.044953	7.668824	-52.20%	0	2008
	15.521846	16.044953	3.37%	0	2007
	13.643896	15.521846	13.76%	0	2006
	13.588571	13.643896	0.41%	0	2005
	12.176760	13.588571	11.59%	0	2004
	7.882302	12.176760	54.48%	0	2003
	10.000000	7.882302	-21.18%	0	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	11.033868	13.647500	23.69%	0	2010
	7.171741	11.033868	53.85%	0	2009
	15.038878	7.171741	-52.31%	0	2008
	14.570436	15.038878	3.22%	0	2007
	12.828478	14.570436	13.58%	0	2006
	12.792406	12.828478	0.28%	0	2005
	11.478248	12.792406	11.45%	0	2004
	7.450311	11.478248	54.06%	0	2003
	10.000000	7.450311	-25.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	10.858943	12.857245	18.40%	0	2010
	9.426031	10.858943	15.20%	0	2009
	13.179501	9.426031	-28.48%	0	2008
	13.796870	13.179501	-4.47%	0	2007
	12.000452	13.796870	14.97%	0	2006
	11.821763	12.000452	1.51%	0	2005
	10.854199	11.821763	8.91%	0	2004
	8.877983	10.854199	22.26%	0	2003
	10.000000	8.877983	-11.22%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.368173	9.032608	7.94%	0	2010
	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.399561	14.256441	6.39%	0	2010
	9.965630	13.399561	34.46%	0	2009
	17.033006	9.965630	-41.49%	0	2008
	15.027649	17.033006	13.34%	0	2007
	12.612426	15.027649	19.15%	0	2006
	11.660562	12.612426	8.16%	0	2005
	10.019589	11.660562	16.38%	0	2004
	7.720951	10.019589	29.77%	0	2003
	10.000000	7.720951	-22.79%	0	2002*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.012964	9.037668	12.79%	0	2010
	6.780109	8.012964	18.18%	0	2009
	12.071460	6.780109	-43.83%	0	2008
	11.036863	12.071460	9.37%	0	2007
	10.629065	11.036863	3.84%	0	2006
	9.998667	10.629065	6.30%	0	2005
	9.604882	9.998667	4.10%	0	2004
	7.594426	9.604882	26.47%	0	2003
	10.000000	7.594426	-24.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.129342	12.941894	16.29%	0	2010
	7.984787	11.129342	39.38%	0	2009
	15.397283	7.984787	-48.14%	0	2008
	14.190485	15.397283	8.50%	0	2007
	12.439091	14.190485	14.08%	0	2006
	11.591679	12.439091	7.31%	0	2005
	10.251345	11.591679	13.07%	0	2004
	7.735808	10.251345	32.52%	0	2003
	10.000000	7.735808	-22.64%	0	2002*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.421182	12.087139	15.99%	0	2010
	7.496792	10.421182	39.01%	0	2009
	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006
	10.992318	11.759388	6.98%	0	2005
	10.000000	10.992318	9.92%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.783467	10.493373	7.26%	0	2010
	7.789155	9.783467	25.60%	0	2009
	11.389541	7.789155	-31.61%	0	2008
	10.761695	11.389541	5.83%	0	2007
	10.000000	10.761695	7.62%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.697593	10.372161	6.96%	0	2010
	7.739824	9.697593	25.29%	0	2009
	11.346542	7.739824	-31.79%	0	2008
	10.744710	11.346542	5.60%	1,255	2007
	10.000000	10.744710	7.45%	1,255	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	16.007752	17.647804	10.25%	0	2010
	12.119788	16.007752	32.08%	0	2009
	20.823365	12.119788	-41.80%	0	2008
	18.587103	20.823365	12.03%	0	2007
	14.845510	18.587103	25.20%	0	2006
	12.882422	14.845510	15.24%	0	2005
	10.637141	12.882422	21.11%	0	2004
	8.448918	10.637141	25.90%	0	2003
	10.000000	8.448918	-15.51%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	13.023771	14.549888	11.72%	0	2010
	10.216493	13.023771	27.48%	0	2009
	14.599760	10.216493	-30.02%	0	2008
	13.614554	14.599760	7.24%	0	2007
	12.500440	13.614554	8.91%	0	2006
	11.864183	12.500440	5.36%	0	2005
	10.647375	11.864183	11.43%	0	2004
	8.542304	10.647375	24.64%	0	2003
	10.000000	8.542304	-14.58%	0	2002*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.803887	10.305545	17.06%	0	2010
	5.428947	8.803887	62.17%	0	2009
	10.898430	5.428947	-50.19%	0	2008
	9.544847	10.898430	14.18%	0	2007
	9.499707	9.544847	0.48%	0	2006
	9.014340	9.499707	5.38%	240	2005
	8.623276	9.014340	4.53%	240	2004
	6.933545	8.623276	24.37%	240	2003
	10.000000	6.933545	-30.66%	236	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.280565	11.644584	13.27%	0	2010
	8.177941	10.280565	25.71%	0	2009
	13.012337	8.177941	-37.15%	0	2008
	13.609889	13.012337	-4.39%	0	2007
	11.978973	13.609889	13.61%	0	2006
	11.752174	11.978973	1.93%	673	2005
	10.222619	11.752174	14.96%	673	2004
	7.984854	10.222619	28.03%	673	2003
	10.000000	7.984854	-20.15%	662	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.797263	12.551668	6.39%	0	2010
	10.000000	11.797263	17.97%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.318168	10.231173	9.80%	0	2010
	6.842788	9.318168	36.18%	0	2009
	11.091495	6.842788	-38.31%	0	2008
	10.205557	11.091495	8.68%	0	2007
	9.714304	10.205557	5.06%	213	2006
	9.519696	9.714304	2.04%	213	2005
	8.922222	9.519696	6.70%	213	2004
	7.433204	8.922222	20.03%	213	2003
	10.000000	7.433204	-25.67%	123	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.684129	8.454994	26.49%	0	2010
	4.833624	6.684129	38.28%	0	2009
	10.200375	4.833624	-52.61%	0	2008
	9.515494	10.200375	7.20%	3,902	2007
	9.500863	9.515494	0.15%	4,029	2006
	9.434491	9.500863	0.70%	4,029	2005
	8.425388	9.434491	11.98%	4,029	2004
	6.299700	8.425388	33.74%	2,123	2003
	10.000000	6.299700	-37.00%	75	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.458639	13.919262	33.09%	0	2010
	6.557107	10.458639	59.50%	0	2009
	11.074812	6.557107	-40.79%	0	2008
	11.064682	11.074812	0.09%	0	2007
	10.007440	11.064682	10.56%	0	2006
	9.731823	10.007440	2.83%	0	2005
	9.359431	9.731823	3.98%	0	2004
	7.164718	9.359431	30.63%	0	2003
	10.000000	7.164718	-28.35%	0	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	11.919922	12.978685	8.88%	0	2010
	9.943227	11.919922	19.88%	0	2009
	15.101510	9.943227	-34.16%	0	2008
	14.338372	15.101510	5.32%	5,227	2007
	12.152949	14.338372	17.98%	5,227	2006
	11.658884	12.152949	4.24%	5,227	2005
	10.371315	11.658884	12.41%	5,227	2004
	8.494840	10.371315	22.09%	2,209	2003
	10.000000	8.494840	-15.05%	0	2002*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.691901	6.92%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.783714	11.671432	8.23%	0	2010
	8.768387	10.783714	22.98%	0	2009
	12.628508	8.768387	-31.83%	0	2008
	12.069238	12.628508	4.63%	0	2007
	11.164101	12.069238	8.11%	0	2006
	10.964716	11.164101	1.82%	0	2005
	10.572110	10.964716	3.71%	0	2004
	9.207054	10.572110	14.83%	0	2003
	10.000000	9.207054	-7.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.504105	12.634061	20.28%	0	2010
	8.163823	10.504105	28.67%	0	2009
	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.375076	13.708726	10.78%	0	2010
	10.000000	12.375076	23.75%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	8.983685	9.852092	9.67%	0	2010
	7.435416	8.983685	20.82%	0	2009
	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.148537	10.530616	3.76%	0	2010
	9.243153	10.148537	9.80%	0	2009
	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	9.966894	10.860433	8.97%	0	2010
	7.189544	9.966894	38.63%	0	2009
	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.306090	9.611252	15.71%	0	2010
	6.113361	8.306090	35.87%	0	2009
	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.566033	8.220211	8.65%	0	2010
	5.913455	7.566033	27.95%	0	2009
	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.441954	12.675948	10.78%	0	2010
	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.609657	8.596188	12.96%	0	2010
	5.081534	7.609657	49.75%	0	2009
	10.000000	5.081534	-49.18%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.843856	9.490110	20.99%	0	2010
	6.091263	7.843856	28.77%	0	2009
	10.000000	6.091263	-39.09%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.825648	9.466608	20.97%	0	2010
	6.089368	7.825648	28.51%	0	2009
	10.000000	6.089368	-39.11%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.997060	9.000180	12.54%	0	2010
	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.239626	9.986977	8.09%	0	2010
	7.876573	9.239626	17.31%	0	2009
	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.701376	9.574150	10.03%	0	2010
	7.158286	8.701376	21.56%	0	2009
	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.981148	10.436119	4.56%	0	2010
	9.020692	9.981148	10.65%	0	2009
	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.970926	9.781278	9.03%	0	2010
	7.514175	8.970926	19.39%	0	2009
	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.423079	9.343985	10.93%	0	2010
	6.797165	8.423079	23.92%	0	2009
	10.000000	6.797165	-32.03%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.509979	10.151402	6.74%	0	2010
	8.254524	9.509979	15.21%	0	2009
	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.442863	10.945024	4.81%	0	2010
	9.805483	10.442863	6.50%	0	2009
	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.401215	10.873028	4.54%	0	2010
	9.783754	10.401215	6.31%	0	2009
	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.159301	11.811464	5.84%	0	2010
	9.789551	11.159301	13.99%	0	2009
	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	24.563998	27.875429	13.48%	0	2010
	15.384737	24.563998	59.66%	0	2009
	37.355984	15.384737	-58.82%	0	2008
	26.283289	37.355984	42.13%	0	2007
	19.693605	26.283289	33.46%	0	2006
	15.200217	19.693605	29.56%	0	2005
	12.891542	15.200217	17.91%	0	2004
	7.996604	12.891542	61.21%	0	2003
	10.000000	7.996604	-20.03%	0	2002*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	19.014478	21.573303	13.46%	0	2010
	11.909007	19.014478	59.66%	0	2009
	28.870938	11.909007	-58.75%	0	2008
	20.277193	28.870938	42.38%	0	2007
	15.166512	20.277193	33.70%	0	2006
	11.692144	15.166512	29.72%	0	2005
	10.000000	11.692144	16.92%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.361934	12.681067	2.58%	0	2010
	12.296492	12.361934	0.53%	0	2009
	11.660092	12.296492	5.46%	0	2008
	11.115816	11.660092	4.90%	0	2007
	10.986497	11.115816	1.18%	0	2006
	10.866857	10.986497	1.10%	0	2005
	10.749290	10.866857	1.09%	0	2004
	10.764566	10.749290	-0.14%	0	2003
	10.000000	10.764566	7.65%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.881959	7.613657	10.63%	0	2010
	5.430308	6.881959	26.73%	0	2009
	10.000000	5.430308	-45.70%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.461730	12.862753	12.22%	0	2010
	9.203679	11.461730	24.53%	0	2009
	14.885977	9.203679	-38.17%	0	2008
	14.351909	14.885977	3.72%	0	2007
	12.543076	14.351909	14.42%	0	2006
	11.869868	12.543076	5.67%	0	2005
	10.632993	11.869868	11.63%	0	2004
	8.236161	10.632993	29.10%	0	2003
	10.000000	8.236161	-17.64%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.476527	12.338344	7.51%	0	2010
	10.000000	11.476527	14.77%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.032881	13.197581	9.68%	0	2010
	10.000000	12.032881	20.33%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.365850	11.782912	3.67%	0	2010
	10.642786	11.365850	6.79%	0	2009
	11.567815	10.642786	-8.00%	0	2008
	11.213866	11.567815	3.16%	0	2007
	10.788719	11.213866	3.94%	0	2006
	10.666749	10.788719	1.14%	0	2005
	10.411173	10.666749	2.45%	0	2004
	9.855263	10.411173	5.64%	0	2003
	10.000000	9.855263	-1.45%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.567394	12.560543	8.59%	2,021	2010
	9.917701	11.567394	16.63%	2,021	2009
	13.190215	9.917701	-24.81%	2,021	2008
	12.752937	13.190215	3.43%	2,021	2007
	11.697661	12.752937	9.02%	1,086	2006
	11.341725	11.697661	3.14%	1,086	2005
	10.576399	11.341725	7.24%	1,086	2004
	8.998742	10.576399	17.53%	1,086	2003
	10.000000	8.998742	-10.01%	638	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.651476	12.870970	10.47%	5,940	2010
	9.567624	11.651476	21.78%	5,940	2009
	14.244756	9.567624	-32.83%	5,940	2008
	13.708844	14.244756	3.91%	11,052	2007
	12.224531	13.708844	12.14%	11,052	2006
	11.661272	12.224531	4.83%	11,770	2005
	10.626314	11.661272	9.74%	11,770	2004
	8.570525	10.626314	23.99%	2,842	2003
	10.000000	8.570525	-14.29%	705	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.612983	12.337471	6.24%	0	2010
	10.354332	11.612983	12.16%	0	2009
	12.449464	10.354332	-16.83%	0	2008
	12.014010	12.449464	3.62%	0	2007
	11.317716	12.014010	6.15%	0	2006
	11.063491	11.317716	2.30%	0	2005
	10.545802	11.063491	4.91%	0	2004
	9.474086	10.545802	11.31%	0	2003
	10.000000	9.474086	-5.26%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	12.762998	15.769206	23.55%	0	2010
	9.532900	12.762998	33.88%	0	2009
	15.326294	9.532900	-37.80%	0	2008
	14.556445	15.326294	5.29%	0	2007
	13.529834	14.556445	7.59%	0	2006
	12.327636	13.529834	9.75%	0	2005
	10.880314	12.327636	13.30%	0	2004
	8.253475	10.880314	31.83%	0	2003
	10.000000	8.253475	-17.47%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	11.975685	14.757041	23.23%	0	2010
	8.961523	11.975685	33.63%	0	2009
	14.442035	8.961523	-37.95%	0	2008
	13.740601	14.442035	5.10%	0	2007
	12.788622	13.740601	7.44%	0	2006
	11.673213	12.788622	9.56%	0	2005
	10.323033	11.673213	13.08%	0	2004
	7.851358	10.323033	31.48%	0	2003
	10.000000	7.851358	-21.49%	0	2002
	10.000000	8.253475	-17.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.954696	9.745661	-2.10%	1,680	2010
	10.163963	9.954696	-2.06%	2,411	2009
	10.173059	10.163963	-0.09%	3,127	2008
	9.917182	10.173059	2.58%	3,833	2007
	9.690324	9.917182	2.34%	4,550	2006
	9.640400	9.690324	0.52%	5,285	2005
	9.767935	9.640400	-1.31%	6,031	2004
	9.915428	9.767935	-1.49%	0	2003
	10.000000	9.915428	-0.85%	0	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.045694	8.964302	11.42%	0	2010
	6.038060	8.045694	33.25%	0	2009
	10.000000	6.038060	-39.62%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.163370	10.558302	3.89%	0	2010
	7.995666	10.163370	27.11%	0	2009
	15.219090	7.995666	-47.46%	0	2008
	15.104600	15.219090	0.76%	0	2007
	12.568688	15.104600	20.18%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	10.013563	10.376995	3.63%	0	2010
	7.898878	10.013563	26.77%	0	2009
	15.068152	7.898878	-47.58%	0	2008
	14.988756	15.068152	0.53%	0	2007
	12.506971	14.988756	19.84%	0	2006
	11.426098	12.506971	9.46%	0	2005
	10.000000	11.426098	14.26%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.941252	8.968663	12.94%	0	2010
	6.270928	7.941252	26.64%	0	2009
	10.000000	6.270928	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.807353	8.617750	10.38%	0	2010
	6.259102	7.807353	24.74%	0	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.668251	9.494444	23.81%	0	2010
	6.181744	7.668251	24.05%	0	2009
	10.000000	6.181744	-38.18%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.510135	9.967239	17.12%	0	2010
	6.662616	8.510135	27.73%	0	2009
	10.000000	6.662616	-33.37%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.671783	9.396390	22.48%	0	2010
	6.161309	7.671783	24.52%	0	2009
	11.772119	6.161309	-47.66%	0	2008
	10.982624	11.772119	7.19%	0	2007
	10.892432	10.982624	0.83%	0	2006
	10.326534	10.892432	5.48%	0	2005
	9.320631	10.326534	10.79%	0	2004
	7.101475	9.320631	31.25%	0	2003
	10.000000	7.101475	-28.99%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.662415	14.455394	23.95%	0	2010
	9.438340	11.662415	23.56%	0	2009
	14.210051	9.438340	-33.58%	0	2008
	15.591593	14.210051	-8.86%	0	2007
	13.577122	15.591593	14.84%	0	2006
	13.454044	13.577122	0.91%	0	2005
	11.715877	13.454044	14.84%	0	2004
	7.629199	11.715877	53.57%	0	2003
	10.000000	7.629199	-23.71%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.622939	13.153417	23.82%	0	2010
	8.621339	10.622939	23.22%	0	2009
	13.008384	8.621339	-33.72%	0	2008
	14.324600	13.008384	-9.19%	0	2007
	12.494802	14.324600	14.64%	0	2006
	12.416673	12.494802	0.63%	0	2005
	10.840451	12.416673	14.54%	0	2004
	7.077550	10.840451	53.17%	0	2003
	10.000000	7.077550	-29.22%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.661925	15.534964	22.69%	0	2010
	9.601591	12.661925	31.87%	0	2009
	15.867722	9.601591	-39.49%	0	2008
	15.871615	15.867722	-0.02%	0	2007
	14.469277	15.871615	9.69%	0	2006
	13.157957	14.469277	9.97%	0	2005
	11.292066	13.157957	16.52%	0	2004
	8.179328	11.292066	38.06%	0	2003
	10.000000	8.179328	-18.21%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.727100	15.572543	22.36%	0	2010
	9.670563	12.727100	31.61%	0	2009
	16.024614	9.670563	-39.65%	0	2008
	16.065914	16.024614	-0.26%	0	2007
	14.683933	16.065914	9.41%	0	2006
	13.390255	14.683933	9.66%	0	2005
	11.514500	13.390255	16.29%	0	2004
	8.364271	11.514500	37.66%	0	2003
	10.000000	8.364271	-16.36%	0	2002*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.874831	8.729045	10.85%	0	2010
	6.406480	7.874831	22.92%	0	2009
	11.208018	6.406480	-42.84%	0	2008
	10.612086	11.208018	5.62%	0	2007
	10.000000	10.612086	6.12%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.096102	9.019006	27.10%	0	2010
	5.553739	7.096102	27.77%	0	2009
	10.000000	5.553739	-44.46%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.280127	10.307783	0.27%	0	2010
	9.803617	10.280127	4.86%	0	2009
	10.000000	9.803617	-1.96%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.228432	14.406263	8.90%	0	2010
	10.000000	13.228432	32.28%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.876384	13.715470	6.52%	0	2010
	10.000000	12.876384	28.76%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.854703	13.656746	6.24%	0	2010
	10.000000	12.854703	28.55%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.851162	13.379897	4.11%	0	2010
	10.000000	12.851162	28.51%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.360253	14.033989	13.54%	0	2010
	9.037694	12.360253	36.76%	0	2009
	15.436533	9.037694	-41.45%	0	2008
	14.829624	15.436533	4.09%	0	2007
	12.870236	14.829624	15.22%	0	2006
	11.497034	12.870236	11.94%	0	2005
	10.000000	11.497034	14.97%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.189109	13.803078	13.24%	0	2010
	8.932814	12.189109	36.45%	0	2009
	15.296455	8.932814	-41.60%	0	2008
	14.733733	15.296455	3.82%	3,229	2007
	12.818539	14.733733	14.94%	3,229	2006
	11.480022	12.818539	11.66%	3,229	2005
	10.000000	11.480022	14.80%	3,229	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	13.821339	15.691637	13.53%	0	2010
	10.100626	13.821339	36.84%	0	2009
	17.250398	10.100626	-41.45%	0	2008
	16.575063	17.250398	4.07%	0	2007
	14.384631	16.575063	15.23%	0	2006
	12.853202	14.384631	11.91%	0	2005
	11.017489	12.853202	16.66%	0	2004
	7.868440	11.017489	40.02%	0	2003
	10.000000	7.868440	-21.32%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.527951	15.323825	13.28%	0	2010
	9.915823	13.527951	36.43%	0	2009
	16.975188	9.915823	-41.59%	0	2008
	16.347226	16.975188	3.84%	2,746	2007
	14.226602	16.347226	14.91%	3,058	2006
	12.739615	14.226602	11.67%	3,168	2005
	10.946292	12.739615	16.38%	3,168	2004
	7.826372	10.946292	39.86%	3,152	2003
	10.000000	7.826372	-21.74%	288	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	13.905505	15.624665	12.36%	0	2010
	11.995544	13.905505	15.92%	0	2009
	14.328406	11.995544	-16.28%	0	2008
	13.361125	14.328406	7.24%	0	2007
	12.726351	13.361125	4.99%	0	2006
	12.684147	12.726351	0.33%	0	2005
	11.948466	12.684147	6.16%	0	2004
	10.417188	11.948466	14.70%	0	2003
	10.000000	10.417188	4.17%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.442382	2.742257	12.28%	0	2010
	1.968205	2.442382	24.09%	0	2009
	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.331128	3.744298	12.40%	0	2010
	2.715161	3.331128	22.69%	0	2009
	13.004661	2.715161	-79.12%	0	2008
	13.298680	13.004661	-2.21%	0	2007
	12.413396	13.298680	7.13%	0	2006
	12.392228	12.413396	0.17%	0	2005
	11.616416	12.392228	6.68%	0	2004
	9.572131	11.616416	21.36%	0	2003
	10.000000	9.572131	-4.28%	0	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.561787	10.842610	13.40%	0	2010
	7.630751	9.561787	25.31%	0	2009
	12.700403	7.630751	-39.92%	0	2008
	12.457158	12.700403	1.95%	0	2007
	11.087281	12.457158	12.36%	0	2006
	10.709587	11.087281	3.53%	425	2005
	10.022655	10.709587	6.85%	425	2004
	8.096847	10.022655	23.78%	425	2003
	10.000000	8.096847	-19.03%	418	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.148620	15.885778	20.82%	0	2010
	9.789484	13.148620	34.31%	0	2009
	16.084709	9.789484	-39.14%	0	2008
	16.632901	16.084709	-3.30%	0	2007
	14.773061	16.632901	12.59%	0	2006
	13.727090	14.773061	7.62%	0	2005
	11.741245	13.727090	16.91%	0	2004
	8.307381	11.741245	41.34%	0	2003
	10.000000	8.307381	-16.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.798330	9.394986	20.47%	0	2010
	5.819312	7.798330	34.01%	0	2009
	9.588357	5.819312	-39.31%	0	2008
	9.933476	9.588357	-3.47%	0	2007
	10.000000	9.933476	-0.67%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.811888	11.576880	7.08%	0	2010
	10.000000	10.811888	8.12%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.890926	11.215134	2.98%	0	2010
	10.000000	10.890926	8.91%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	10.929344	12.238418	11.98%	0	2010
	8.599969	10.929344	27.09%	0	2009
	14.330172	8.599969	-39.99%	0	2008
	15.580207	14.330172	-8.02%	0	2007
	13.729004	15.580207	13.48%	0	2006
	13.325915	13.729004	3.02%	0	2005
	12.250469	13.325915	8.78%	0	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.279998	12.150527	7.72%	0	2010
	9.244710	11.279998	22.02%	0	2009
	16.848636	9.244710	-45.13%	0	2008
	15.883106	16.848636	6.08%	0	2007
	12.701870	15.883106	25.05%	0	2006
	11.563103	12.701870	9.85%	0	2005
	10.164820	11.563103	13.76%	0	2004
	8.078172	10.164820	25.83%	0	2003
	10.000000	8.078172	-19.22%	0	2002*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	10.968972	13.529186	23.34%	0	2010
	8.518288	10.968972	28.77%	0	2009
	14.349676	8.518288	-40.64%	0	2008
	16.795653	14.349676	-14.56%	0	2007
	14.625448	16.795653	14.84%	0	2006
	13.956775	14.625448	4.79%	0	2005
	11.295044	13.956775	23.57%	0	2004
	7.709463	11.295044	46.51%	0	2003
	10.000000	7.709463	-22.91%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.208524	13.255598	18.26%	0	2010
	6.985410	11.208524	60.46%	0	2009
	11.331998	6.985410	-38.36%	0	2008
	10.970793	11.331998	3.29%	0	2007
	10.627809	10.970793	3.23%	0	2006
	10.270424	10.627809	3.48%	0	2005
	9.988042	10.270424	2.83%	0	2004
	8.167602	9.988042	22.29%	0	2003
	10.000000	8.167602	-18.32%	0	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.237153	10.709575	4.61%	0	2010
	9.559941	10.237153	7.08%	0	2009
	10.905234	9.559941	-12.34%	0	2008
	10.587907	10.905234	3.00%	0	2007
	10.442533	10.587907	1.39%	0	2006
	10.262197	10.442533	1.76%	0	2005
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.750002	17.50%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.016111	16.154674	24.11%	0	2010
	10.000000	13.016111	30.16%	0	2009*

Unassociated Document

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.224959	10.182083	10.38%	2,572	2010
	7.833619	9.224959	17.76%	2,343	2009
	13.499778	7.833619	-41.97%	2,080	2008
	13.158479	13.499778	2.59%	1,867	2007
	11.494512	13.158479	14.48%	1,712	2006
	11.230182	11.494512	2.35%	1,533	2005
	10.318908	11.230182	8.83%	1,343	2004
	7.977811	10.318908	29.35%	1,150	2003

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	15.035337	15.344889	2.06%	837	2010
	11.436390	15.035337	31.47%	837	2009
	25.019439	11.436390	-54.29%	837	2008
	24.220193	25.019439	3.30%	837	2007
	18.317685	24.220193	32.22%	837	2006
	16.064913	18.317685	14.02%	837	2005
	13.145698	16.064913	22.21%	837	2004
	9.332566	13.145698	40.86%	837	2003

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.040466	9.715949	7.47%	0	2010
	6.738641	9.040466	34.16%	0	2009
	11.444220	6.738641	-41.12%	0	2008
	10.295404	11.444220	11.16%	0	2007
	10.588935	10.295404	-2.77%	0	2006
	9.422292	10.588935	12.38%	0	2005
	8.887620	9.422292	6.02%	0	2004
	7.362376	8.887620	20.72%	0	2003

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.659161	18.158358	23.87%	921	2010
	10.501555	14.659161	39.59%	921	2009
	16.704086	10.501555	-37.13%	921	2008
	16.816284	16.704086	-0.67%	921	2007
	15.047690	16.816284	11.75%	921	2006
	14.421008	15.047690	4.35%	921	2005
	12.376953	14.421008	16.52%	921	2004
	8.977476	12.376953	37.87%	921	2003

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.002530	12.891017	7.40%	0	2010
	10.000000	12.002530	20.03%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.380143	15.242970	23.12%	0	2010
	10.119629	12.380143	22.34%	0	2009
	14.970321	10.119629	-32.40%	0	2008
	15.402013	14.970321	-2.80%	0	2007
	13.756976	15.402013	11.96%	0	2006
	13.110012	13.756976	4.93%	0	2005
	10.992303	13.110012	19.27%	0	2004
	8.153219	10.992303	34.82%	0	2003

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.723947	10.924791	12.35%	0	2010
	7.429645	9.723947	30.88%	0	2009
	11.579365	7.429645	-35.84%	0	2008
	10.980303	11.579365	5.46%	0	2007
	10.275479	10.980303	6.86%	0	2006
	10.134186	10.275479	1.39%	0	2005
	9.751221	10.134186	3.93%	0	2004
	7.908728	9.751221	23.30%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.379745	11.663847	12.37%	0	2010
	8.396618	10.379745	23.62%	0	2009
	13.652126	8.396618	-38.50%	0	2008
	13.257044	13.652126	2.98%	0	2007
	11.729615	13.257044	13.02%	0	2006
	11.449414	11.729615	2.45%	0	2005
	10.575611	11.449414	8.26%	0	2004
	8.419622	10.575611	25.61%	0	2003

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.659224	13.067218	12.08%	0	2010
	9.453311	11.659224	23.33%	0	2009
	15.414032	9.453311	-38.67%	0	2008
	15.005585	15.414032	2.72%	0	2007
	13.310356	15.005585	12.74%	0	2006
	13.024491	13.310356	2.19%	0	2005
	12.061909	13.024491	7.98%	0	2004
	10.000000	12.061909	20.62%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.493145	10.497512	10.58%	0	2010
	8.565483	9.493145	10.83%	0	2009
	12.446513	8.565483	-31.18%	0	2008
	11.602794	12.446513	7.27%	0	2007
	10.240784	11.602794	13.30%	0	2006
	10.290702	10.240784	-0.49%	0	2005
	9.818699	10.290702	4.81%	0	2004
	8.100155	9.818699	21.22%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.932804	16.713492	11.92%	0	2010
	10.008518	14.932804	49.20%	0	2009
	13.840244	10.008518	-27.69%	0	2008
	13.709302	13.840244	0.96%	0	2007
	12.670685	13.709302	8.20%	0	2006
	12.660751	12.670685	0.08%	0	2005
	11.745507	12.660751	7.79%	0	2004
	9.855603	11.745507	19.18%	0	2003

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.176795	12.928357	6.17%	0	2010
	10.332741	12.176795	17.85%	0	2009
	11.389868	10.332741	-9.28%	0	2008
	11.046758	11.389868	3.11%	0	2007
	10.838542	11.046758	1.92%	0	2006
	10.934179	10.838542	-0.87%	0	2005
	10.784052	10.934179	1.39%	0	2004
	10.531737	10.784052	2.40%	0	2003

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.071689	12.790504	5.95%	0	2010
	10.267356	12.071689	17.57%	0	2009
	11.350232	10.267356	-9.54%	0	2008
	11.033818	11.350232	2.87%	0	2007
	10.850276	11.033818	1.69%	0	2006
	10.979659	10.850276	-1.18%	0	2005
	10.860369	10.979659	1.10%	0	2004
	10.627205	10.860369	2.19%	0	2003

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.657571	9.841964	13.68%	0	2010
	6.663017	8.657571	29.93%	0	2009
	10.619839	6.663017	-37.26%	0	2008
	9.130977	10.619839	16.31%	0	2007
	8.732946	9.130977	4.56%	0	2006
	8.598288	8.732946	1.57%	0	2005
	8.301299	8.598288	3.58%	0	2004
	6.888904	8.301299	20.50%	0	2003

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	7.989951	9.071109	13.53%	0	2010
	6.166813	7.989951	29.56%	0	2009
	9.838797	6.166813	-37.32%	0	2008
	8.478871	9.838797	16.04%	0	2007
	8.118742	8.478871	4.44%	0	2006
	8.011018	8.118742	1.34%	0	2005
	7.750609	8.011018	3.36%	0	2004
	6.438259	7.750609	20.38%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.394479	11.609465	11.69%	0	2010
	8.238533	10.394479	26.17%	0	2009
	11.828915	8.238533	-30.35%	0	2008
	10.480564	11.828915	12.87%	0	2007
	9.987582	10.480564	4.94%	0	2006
	9.820651	9.987582	1.70%	0	2005
	9.525932	9.820651	3.09%	0	2004
	8.256644	9.525932	15.37%	0	2003

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	9.760706	10.884617	11.51%	0	2010
	7.746989	9.760706	25.99%	0	2009
	11.136620	7.746989	-30.44%	0	2008
	9.882926	11.136620	12.69%	0	2007
	9.426788	9.882926	4.84%	0	2006
	9.282383	9.426788	1.56%	0	2005
	9.019318	9.282383	2.92%	0	2004
	7.833700	9.019318	15.13%	0	2003

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	9.722414	11.224910	15.45%	0	2010
	7.181400	9.722414	35.38%	0	2009
	11.124202	7.181400	-35.44%	0	2008
	10.440849	11.124202	6.54%	0	2007
	9.557198	10.440849	9.25%	0	2006
	9.247818	9.557198	3.35%	0	2005
	8.964910	9.247818	3.16%	0	2004
	7.795442	8.964910	15.00%	0	2003

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.074941	11.609010	15.23%	0	2010
	7.443656	10.074941	35.35%	0	2009
	11.552435	7.443656	-35.57%	0	2008
	10.860643	11.552435	6.37%	0	2007
	9.954009	10.860643	9.11%	0	2006
	9.639366	9.954009	3.26%	0	2005
	9.368984	9.639366	2.89%	0	2004
	8.154857	9.368984	14.89%	0	2003

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.083122	8.183010	15.53%	0	2010
	5.325940	7.083122	32.99%	0	2009
	9.255239	5.325940	-42.45%	0	2008
	8.847020	9.255239	4.61%	0	2007
	7.931019	8.847020	11.55%	0	2006
	6.699171	7.931019	18.39%	0	2005
	6.760190	6.699171	-0.90%	0	2004
	5.519042	6.760190	22.49%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	6.976435	8.054371	15.45%	0	2010
	5.250625	6.976435	32.87%	0	2009
	9.149211	5.250625	-42.61%	0	2008
	8.761711	9.149211	4.42%	0	2007
	7.866891	8.761711	11.37%	0	2006
	6.661731	7.866891	18.09%	0	2005
	6.721922	6.661731	-0.90%	0	2004
	5.499502	6.721922	22.23%	0	2003

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	8.867966	9.986715	12.62%	0	2010
	6.969743	8.867966	27.24%	0	2009
	12.432583	6.969743	-43.94%	0	2008
	12.529656	12.432583	-0.77%	0	2007
	10.663017	12.529656	17.51%	0	2006
	10.303367	10.663017	3.49%	0	2005
	9.453639	10.303367	8.99%	0	2004
	7.419096	9.453639	27.42%	0	2003

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.592710	10.786859	12.45%	1,023	2010
	7.547916	9.592710	27.09%	1,023	2009
	13.489249	7.547916	-44.04%	1,023	2008
	13.614045	13.489249	-0.92%	1,023	2007
	11.600422	13.614045	17.36%	1,023	2006
	11.229053	11.600422	3.31%	1,023	2005
	10.316800	11.229053	8.84%	1,023	2004
	8.108414	10.316800	27.24%	1,023	2003

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.742543	8.687070	12.20%	0	2010
	6.222578	7.742543	24.43%	0	2009
	10.922502	6.222578	-43.03%	0	2008
	9.967592	10.922502	9.58%	0	2007
	9.013276	9.967592	10.59%	0	2006
	8.565898	9.013276	5.22%	0	2005
	8.277829	8.565898	3.48%	0	2004
	6.844349	8.277829	20.94%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	7.904008	8.859329	12.09%	1,148	2010
	6.359604	7.904008	24.28%	1,148	2009
	11.186681	6.359604	-43.15%	1,148	2008
	10.221721	11.186681	9.44%	1,148	2007
	9.255778	10.221721	10.44%	1,148	2006
	8.806821	9.255778	5.10%	1,148	2005
	8.529207	8.806821	3.25%	1,148	2004
	7.061039	8.529207	20.79%	1,148	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.697024	8.129654	21.39%	0	2010
	5.340836	6.697024	25.39%	0	2009
	10.344749	5.340836	-48.37%	0	2008
	8.333858	10.344749	24.13%	0	2007
	7.979337	8.333858	4.44%	0	2006
	7.716381	7.979337	3.41%	0	2005
	7.636709	7.716381	1.04%	0	2004
	5.877549	7.636709	29.93%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.195650	6.297207	21.20%	0	2010
	4.149419	5.195650	25.21%	0	2009
	8.048407	4.149419	-48.44%	0	2008
	6.494685	8.048407	23.92%	0	2007
	6.227695	6.494685	4.29%	0	2006
	6.032208	6.227695	3.24%	0	2005
	5.978100	6.032208	0.91%	0	2004
	4.609363	5.978100	29.69%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	7.943967	9.692506	22.01%	0	2010
	5.810208	7.943967	36.72%	0	2009
	11.615011	5.810208	-49.98%	0	2008
	10.102421	11.615011	14.97%	0	2007
	9.521816	10.102421	6.10%	0	2006
	9.011405	9.521816	5.66%	0	2005
	8.354922	9.011405	7.86%	0	2004
	6.543855	8.354922	27.68%	0	2003

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.768348	9.477678	22.00%	1,247	2010
	5.698099	7.768348	36.33%	1,247	2009
	11.397348	5.698099	-50.01%	1,247	2008
	9.929525	11.397348	14.78%	1,247	2007
	9.370225	9.929525	5.97%	1,247	2006
	8.887526	9.370225	5.43%	1,247	2005
	8.259973	8.887526	7.60%	1,247	2004
	6.479162	8.259973	27.49%	1,247	2003

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.605582	10.695097	11.34%	0	2010
	6.827674	9.605582	40.69%	0	2009
	9.311628	6.827674	-26.68%	0	2008
	9.271042	9.311628	0.44%	0	2007
	8.521607	9.271042	8.79%	0	2006
	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.355712	11.518624	11.23%	0	2010
	7.376826	10.355712	40.38%	0	2009
	10.070973	7.376826	-26.75%	0	2008
	10.038273	10.070973	0.33%	0	2007
	9.239545	10.038273	8.64%	0	2006
	9.228598	9.239545	0.12%	0	2005
	8.622256	9.228598	7.03%	0	2004
	6.951692	8.622256	24.03%	0	2003

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.024694	11.162063	11.35%	0	2010
	7.139341	10.024694	40.41%	0	2009
	9.752216	7.139341	-26.79%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.024694	11.162063	11.35%	0	2010
	7.139341	10.024694	40.41%	0	2009
	9.752216	7.139341	-26.79%	0	2008
	10.000000	9.752216	-2.48%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	7.778171	8.754507	12.55%	0	2010
	6.278577	7.778171	23.88%	0	2009
	10.185135	6.278577	-38.36%	0	2008
	9.873118	10.185135	3.16%	0	2007
	8.718132	9.873118	13.25%	0	2006
	8.499127	8.718132	2.58%	0	2005
	7.852313	8.499127	8.24%	0	2004
	6.249311	7.852313	25.65%	0	2003

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.289676	15.073834	5.49%	0	2010
	12.619394	14.289676	13.24%	0	2009
	13.329823	12.619394	-5.33%	0	2008
	13.056692	13.329823	2.09%	0	2007
	12.786679	13.056692	2.11%	0	2006
	12.786593	12.786679	0.00%	0	2005
	12.510161	12.786593	2.21%	0	2004
	12.152606	12.510161	2.94%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	28.223382	35.544192	25.94%	0	2010
	20.600153	28.223382	37.01%	0	2009
	34.804386	20.600153	-40.81%	0	2008
	30.802845	34.804386	12.99%	0	2007
	27.957810	30.802845	10.18%	0	2006
	24.170104	27.957810	15.67%	0	2005
	19.796759	24.170104	22.09%	0	2004
	14.604795	19.796759	35.55%	0	2003

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	17.615212	22.161704	25.81%	879	2010
	12.881494	17.615212	36.75%	879	2009
	21.798932	12.881494	-40.91%	879	2008
	19.317512	21.798932	12.85%	879	2007
	17.562509	19.317512	9.99%	879	2006
	15.207369	17.562509	15.49%	879	2005
	12.467339	15.207369	21.98%	879	2004
	9.215801	12.467339	35.28%	879	2003

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.145975	10.932838	-1.91%	0	2010
	11.309351	11.145975	-1.44%	0	2009
	11.218115	11.309351	0.81%	0	2008
	10.901254	11.218115	2.91%	0	2007
	10.620683	10.901254	2.64%	0	2006
	10.532838	10.620683	0.83%	0	2005
	10.635932	10.532838	-0.97%	0	2004
	10.762143	10.635932	-1.17%	0	2003

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.075911	11.140485	10.57%	0	2010
	8.144178	10.075911	23.72%	0	2009
	14.827724	8.144178	-45.07%	0	2008
	12.930372	14.827724	14.67%	0	2007
	11.203058	12.930372	15.42%	0	2006
	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.065799	8.905110	10.41%	1,616	2010
	6.530687	8.065799	23.51%	1,616	2009
	11.910231	6.530687	-45.17%	1,616	2008
	10.399853	11.910231	14.52%	1,616	2007
	9.023920	10.399853	15.25%	1,616	2006
	7.763390	9.023920	16.24%	1,616	2005
	7.001725	7.763390	10.88%	1,616	2004
	5.002467	7.001725	39.97%	1,616	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.402947	12.589114	10.40%	0	2010
	9.234195	11.402947	23.49%	0	2009
	16.836394	9.234195	-45.15%	0	2008
	14.700399	16.836394	14.53%	0	2007
	12.751104	14.700399	15.29%	0	2006
	10.973711	12.751104	16.20%	0	2005
	10.000000	10.973711	9.74%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.509752	12.727768	10.58%	0	2010
	9.299283	11.509752	23.77%	0	2009
	16.934675	9.299283	-45.09%	0	2008
	14.765373	16.934675	14.69%	0	2007
	12.792629	14.765373	15.42%	0	2006
	10.992509	12.792629	16.38%	0	2005
	10.000000	10.992509	9.93%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.280171	10.691080	15.20%	0	2010
	6.662785	9.280171	39.28%	0	2009
	12.735434	6.662785	-47.68%	0	2008
	12.762430	12.735434	-0.21%	0	2007
	11.384835	12.762430	12.10%	0	2006
	10.967131	11.384835	3.81%	0	2005
	10.090776	10.967131	8.68%	0	2004
	7.691381	10.090776	31.20%	0	2003

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.161021	10.534387	14.99%	0	2010
	6.588329	9.161021	39.05%	0	2009
	12.610034	6.588329	-47.75%	0	2008
	12.653218	12.610034	-0.34%	0	2007
	11.302010	12.653218	11.96%	0	2006
	10.912642	11.302010	3.57%	0	2005
	10.053686	10.912642	8.54%	0	2004
	7.681919	10.053686	30.87%	0	2003

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	11.771295	14.565626	23.74%	0	2010
	7.643067	11.771295	54.01%	0	2009
	15.999266	7.643067	-52.23%	0	2008
	15.485603	15.999266	3.32%	0	2007
	13.618965	15.485603	13.71%	0	2006
	13.570644	13.618965	0.36%	0	2005
	12.166917	13.570644	11.54%	0	2004
	7.879962	12.166917	54.40%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	10.990735	13.587214	23.62%	0	2010
	7.147359	10.990735	53.77%	0	2009
	14.995434	7.147359	-52.34%	0	2008
	14.535813	14.995434	3.16%	0	2007
	12.804504	14.535813	13.52%	0	2006
	12.775007	12.804504	0.23%	0	2005
	11.468492	12.775007	11.39%	0	2004
	7.447769	11.468492	53.99%	0	2003

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	10.816956	12.800996	18.34%	0	2010
	9.394382	10.816956	15.14%	0	2009
	13.141972	9.394382	-28.52%	0	2008
	13.764650	13.141972	-4.52%	0	2007
	11.978531	13.764650	14.91%	0	2006
	11.806189	11.978531	1.46%	0	2005
	10.845443	11.806189	8.86%	0	2004
	8.875354	10.845443	22.20%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.361041	9.020303	7.88%	0	2010
	6.560161	8.361041	27.45%	0	2009
	10.000000	6.560161	-34.40%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.347730	14.194065	6.34%	0	2010
	9.932150	13.347730	34.39%	0	2009
	16.984479	9.932150	-41.52%	0	2008
	14.992532	16.984479	13.29%	0	2007
	12.589369	14.992532	19.09%	0	2006
	11.645175	12.589369	8.11%	0	2005
	10.011491	11.645175	16.32%	0	2004
	7.718664	10.011491	29.70%	0	2003

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	7.980787	8.996787	12.73%	0	2010
	6.756318	7.980787	18.12%	0	2009
	12.035257	6.756318	-43.86%	0	2008
	11.009426	12.035257	9.32%	0	2007
	10.608051	11.009426	3.78%	0	2006
	9.983976	10.608051	6.25%	0	2005
	9.595665	9.983976	4.05%	0	2004
	7.591017	9.595665	26.41%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.086336	12.885289	16.23%	0	2010
	7.957999	11.086336	39.31%	0	2009
	15.353489	7.957999	-48.17%	0	2008
	14.157393	15.353489	8.45%	0	2007
	12.416409	14.157393	14.02%	0	2006
	11.576446	12.416409	7.26%	0	2005
	10.243100	11.576446	13.02%	0	2004
	7.733519	10.243100	32.45%	0	2003

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.391093	12.046096	15.93%	0	2010
	7.478960	10.391093	38.94%	0	2009
	14.457127	7.478960	-48.27%	0	2008
	13.366585	14.457127	8.16%	0	2007
	11.749438	13.366585	13.76%	0	2006
	10.988598	11.749438	6.92%	0	2005
	10.000000	10.988598	9.89%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.765099	10.468329	7.20%	0	2010
	7.778513	9.765099	25.54%	0	2009
	11.379794	7.778513	-31.65%	0	2008
	10.758010	11.379794	5.78%	0	2007
	10.000000	10.758010	7.58%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.679404	10.347418	6.90%	0	2010
	7.729246	9.679404	25.23%	0	2009
	11.336843	7.729246	-31.82%	0	2008
	10.741032	11.336843	5.55%	0	2007
	10.000000	10.741032	7.41%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	15.943442	17.567947	10.19%	0	2010
	12.077272	15.943442	32.01%	0	2009
	20.760941	12.077272	-41.83%	0	2008
	18.540907	20.760941	11.97%	0	2007
	14.816159	18.540907	25.14%	0	2006
	12.863507	14.816159	15.18%	0	2005
	10.626944	12.863507	21.05%	0	2004
	8.445130	10.626944	25.84%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	12.973431	14.486254	11.66%	0	2010
	10.182204	12.973431	27.41%	0	2009
	14.558212	10.182204	-30.06%	0	2008
	13.582788	14.558212	7.18%	0	2007
	12.477630	13.582788	8.86%	0	2006
	11.848572	12.477630	5.31%	0	2005
	10.638792	11.848572	11.37%	0	2004
	8.539770	10.638792	24.58%	0	2003

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.768529	10.258927	17.00%	0	2010
	5.409913	8.768529	62.08%	0	2009
	10.865774	5.409913	-50.21%	0	2008
	9.521135	10.865774	14.12%	0	2007
	9.480934	9.521135	0.42%	0	2006
	9.001111	9.480934	5.33%	0	2005
	8.615017	9.001111	4.48%	0	2004
	6.930431	8.615017	24.31%	0	2003

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.239265	11.591898	13.21%	1,024	2010
	8.149243	10.239265	25.65%	1,024	2009
	12.973332	8.149243	-37.18%	1,024	2008
	13.576071	12.973332	-4.44%	1,024	2007
	11.955296	13.576071	13.56%	1,024	2006
	11.734926	11.955296	1.88%	1,024	2005
	10.212825	11.734926	14.90%	1,024	2004
	7.981270	10.212825	27.96%	1,024	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.793245	12.540990	6.34%	0	2010
	10.000000	11.793245	17.93%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.280742	10.184883	9.74%	0	2010
	6.818788	9.280742	36.11%	0	2009
	11.058244	6.818788	-38.34%	0	2008
	10.180185	11.058244	8.63%	0	2007
	9.695092	10.180185	5.00%	0	2006
	9.505724	9.695092	1.99%	0	2005
	8.913672	9.505724	6.64%	0	2004
	7.429876	8.913672	19.97%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.657288	8.416746	26.43%	0	2010
	4.816666	6.657288	38.21%	0	2009
	10.169795	4.816666	-52.64%	0	2008
	9.491843	10.169795	7.14%	0	2007
	9.482076	9.491843	0.10%	0	2006
	9.420626	9.482076	0.65%	0	2005
	8.417302	9.420626	11.92%	0	2004
	6.296867	8.417302	33.67%	0	2003

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.416617	13.856256	33.02%	0	2010
	6.534091	10.416617	59.42%	0	2009
	11.041606	6.534091	-40.82%	0	2008
	11.037177	11.041606	0.04%	0	2007
	9.987643	11.037177	10.51%	0	2006
	9.717518	9.987643	2.78%	0	2005
	9.350443	9.717518	3.93%	0	2004
	7.161505	9.350443	30.57%	0	2003

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	11.872017	12.919941	8.83%	0	2010
	9.908329	11.872017	19.82%	0	2009
	15.056226	9.908329	-34.19%	0	2008
	14.302731	15.056226	5.27%	0	2007
	12.128915	14.302731	17.92%	0	2006
	11.641759	12.128915	4.18%	0	2005
	10.361374	11.641759	12.36%	0	2004
	8.491030	10.361374	22.03%	0	2003

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.688282	6.88%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.742040	11.620399	8.18%	0	2010
	8.738970	10.742040	22.92%	0	2009
	12.592589	8.738970	-31.87%	0	2008
	12.041090	12.592589	4.58%	0	2007
	11.143738	12.041090	8.05%	0	2006
	10.950301	11.143738	1.77%	0	2005
	10.563598	10.950301	3.66%	0	2004
	9.204337	10.563598	14.77%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.473749	12.591134	20.22%	0	2010
	8.144398	10.473749	28.60%	0	2009
	13.745280	8.144398	-40.75%	0	2008
	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.370863	13.697071	10.72%	0	2010
	10.000000	12.370863	23.71%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	8.966848	9.828613	9.61%	0	2010
	7.425270	8.966848	20.76%	0	2009
	10.806270	7.425270	-31.29%	0	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.129525	10.505524	3.71%	0	2010
	9.230548	10.129525	9.74%	0	2009
	10.466687	9.230548	-11.81%	0	2008
	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	9.948218	10.834550	8.91%	0	2010
	7.179740	9.948218	38.56%	0	2009
	11.957998	7.179740	-39.96%	0	2008
	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.290539	9.588362	15.65%	0	2010
	6.105029	8.290539	35.80%	0	2009
	11.184549	6.105029	-45.42%	0	2008
	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.555705	8.204802	8.59%	0	2010
	5.908398	7.555705	27.88%	0	2009
	9.749596	5.908398	-39.40%	0	2008
	10.000000	9.749596	-2.50%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.414715	12.639318	10.73%	0	2010
	7.985550	11.414715	42.94%	0	2009
	11.350392	7.985550	-29.65%	0	2008
	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.603174	8.584485	12.91%	0	2010
	5.079792	7.603174	49.67%	0	2009
	10.000000	5.079792	-49.20%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.837169	9.477194	20.93%	0	2010
	6.089184	7.837169	28.71%	0	2009
	10.000000	6.089184	-39.11%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.818986	9.453736	20.91%	0	2010
	6.087288	7.818986	28.45%	0	2009
	10.000000	6.087288	-39.13%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.990243	8.987924	12.49%	0	2010
	6.320475	7.990243	26.42%	0	2009
	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.231775	9.973398	8.03%	0	2010
	7.873896	9.231775	17.25%	0	2009
	10.000000	7.873896	-21.26%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.693971	9.561116	9.97%	0	2010
	7.155840	8.693971	21.49%	0	2009
	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.972650	10.421908	4.50%	0	2010
	9.017623	9.972650	10.59%	0	2009
	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.963277	9.767952	8.98%	0	2010
	7.511606	8.963277	19.33%	0	2009
	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.415919	9.331274	10.88%	0	2010
	6.794850	8.415919	23.86%	0	2009
	10.000000	6.794850	-32.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.501879	10.137580	6.69%	0	2010
	8.251709	9.501879	15.15%	0	2009
	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.433971	10.930124	4.76%	0	2010
	9.802132	10.433971	6.45%	0	2009
	10.000000	9.802132	-1.98%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.392365	10.858224	4.48%	0	2010
	9.780422	10.392365	6.26%	0	2009
	10.000000	9.780422	-2.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.149811	11.795397	5.79%	0	2010
	9.786216	11.149811	13.93%	0	2009
	10.000000	9.786216	-2.14%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	24.465345	27.749326	13.42%	0	2010
	15.330784	24.465345	59.58%	0	2009
	37.244096	15.330784	-58.84%	0	2008
	26.218011	37.244096	42.06%	0	2007
	19.654703	26.218011	33.39%	0	2006
	15.177915	19.654703	29.50%	0	2005
	12.879191	15.177915	17.85%	0	2004
	7.993010	12.879191	61.13%	0	2003

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	18.959530	21.499990	13.40%	0	2010
	11.880662	18.959530	59.58%	0	2009
	28.817018	11.880662	-58.77%	0	2008
	20.249698	28.817018	42.31%	0	2007
	15.153663	20.249698	33.63%	0	2006
	11.688190	15.153663	29.65%	0	2005
	10.000000	11.688190	16.88%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.312301	12.623711	2.53%	0	2010
	12.253382	12.312301	0.48%	0	2009
	11.625148	12.253382	5.40%	0	2008
	11.088197	11.625148	4.84%	0	2007
	10.964783	11.088197	1.13%	0	2006
	10.850902	10.964783	1.05%	0	2005
	10.738994	10.850902	1.04%	0	2004
	10.759750	10.738994	-0.19%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.876080	7.603263	10.58%	0	2010
	5.428443	6.876080	26.67%	0	2009
	10.000000	5.428443	-45.72%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.415696	12.804572	12.17%	0	2010
	9.171396	11.415696	24.47%	0	2009
	14.841358	9.171396	-38.20%	0	2008
	14.316251	14.841358	3.67%	0	2007
	12.518282	14.316251	14.36%	0	2006
	11.852441	12.518282	5.62%	0	2005
	10.622807	11.852441	11.58%	0	2004
	8.232471	10.622807	29.04%	0	2003

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.472614	12.327843	7.45%	0	2010
	10.000000	11.472614	14.73%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.028785	13.186361	9.62%	0	2010
	10.000000	12.028785	20.29%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.320210	11.729593	3.62%	2,385	2010
	10.605462	11.320210	6.74%	2,385	2009
	11.533149	10.605462	-8.04%	2,385	2008
	11.186010	11.533149	3.10%	2,385	2007
	10.767398	11.186010	3.89%	2,385	2006
	10.651104	10.767398	1.09%	2,385	2005
	10.401213	10.651104	2.40%	2,385	2004
	9.850848	10.401213	5.59%	2,385	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.520910	12.503686	8.53%	0	2010
	9.882894	11.520910	16.57%	0	2009
	13.150641	9.882894	-24.85%	0	2008
	12.721212	13.150641	3.38%	0	2007
	11.674509	12.721212	8.97%	0	2006
	11.325053	11.674509	3.09%	0	2005
	10.566259	11.325053	7.18%	0	2004
	8.994702	10.566259	17.47%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.604645	12.812686	10.41%	0	2010
	9.534035	11.604645	21.72%	0	2009
	14.202017	9.534035	-32.87%	0	2008
	13.674738	14.202017	3.86%	1,939	2007
	12.200333	13.674738	12.08%	1,939	2006
	11.644118	12.200333	4.78%	1,939	2005
	10.616108	11.644118	9.68%	1,939	2004
	8.566674	10.616108	23.92%	1,939	2003

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.566324	12.281630	6.18%	2,508	2010
	10.318000	11.566324	12.10%	2,508	2009
	12.412119	10.318000	-16.87%	2,508	2008
	11.984135	12.412119	3.57%	2,508	2007
	11.295330	11.984135	6.10%	2,508	2006
	11.047236	11.295330	2.25%	2,508	2005
	10.535690	11.047236	4.86%	2,508	2004
	9.469845	10.535690	11.26%	2,508	2003

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	12.713685	15.700258	23.49%	0	2010
	9.500925	12.713685	33.82%	0	2009
	15.282716	9.500925	-37.83%	0	2008
	14.522518	15.282716	5.23%	0	2007
	13.505186	14.522518	7.53%	0	2006
	12.311434	13.505186	9.70%	0	2005
	10.871575	12.311434	13.24%	0	2004
	8.251038	10.871575	31.76%	0	2003

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	11.928844	14.691816	23.16%	1,056	2010
	8.931038	11.928844	33.57%	1,056	2009
	14.400280	8.931038	-37.98%	1,056	2008
	13.707918	14.400280	5.05%	1,056	2007
	12.764702	13.707918	7.39%	1,056	2006
	11.657317	12.764702	9.50%	1,056	2005
	10.314243	11.657317	13.02%	1,056	2004
	7.848669	10.314243	31.41%	1,056	2003

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.914529	9.701381	-2.15%	0	2010
	10.128123	9.914529	-2.11%	0	2009
	10.142369	10.128123	-0.14%	0	2008
	9.892342	10.142369	2.53%	0	2007
	9.670975	9.892342	2.29%	0	2006
	9.626054	9.670975	0.47%	0	2005
	9.758385	9.626054	-1.36%	0	2004
	9.910795	9.758385	-1.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.038841	8.952102	11.36%	0	2010
	6.035998	8.038841	33.18%	0	2009
	10.000000	6.035998	-39.64%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.134020	10.522442	3.83%	0	2010
	7.976645	10.134020	27.05%	0	2009
	15.190661	7.976645	-47.49%	0	2008
	15.084145	15.190661	0.71%	0	2007
	12.558061	15.084145	20.12%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	9.984650	10.341747	3.58%	0	2010
	7.880097	9.984650	26.71%	0	2009
	15.040018	7.880097	-47.61%	0	2008
	14.968461	15.040018	0.48%	0	2007
	12.496392	14.968461	19.78%	0	2006
	11.422247	12.496392	9.40%	0	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.934473	8.956444	12.88%	0	2010
	6.268781	7.934473	26.57%	0	2009
	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.800703	8.606015	10.32%	0	2010
	6.256962	7.800703	24.67%	0	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.661708	9.481495	23.75%	0	2010
	6.179627	7.661708	23.98%	0	2009
	10.000000	6.179627	-38.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.502885	9.953671	17.06%	0	2010
	6.660337	8.502885	27.66%	0	2009
	10.000000	6.660337	-33.40%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.640943	9.353835	22.42%	2,947	2010
	6.139684	7.640943	24.45%	2,681	2009
	11.736815	6.139684	-47.69%	2,348	2008
	10.955323	11.736815	7.13%	2,086	2007
	10.870894	10.955323	0.78%	1,905	2006
	10.311361	10.870894	5.43%	1,705	2005
	9.311690	10.311361	10.74%	1,495	2004
	7.098279	9.311690	31.18%	1,274	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.617340	14.392159	23.89%	0	2010
	9.406663	11.617340	23.50%	0	2009
	14.169625	9.406663	-33.61%	0	2008
	15.555230	14.169625	-8.91%	0	2007
	13.552352	15.555230	14.78%	0	2006
	13.436342	13.552352	0.86%	0	2005
	11.706441	13.436342	14.78%	0	2004
	7.626939	11.706441	53.49%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.581383	13.095274	23.76%	0	2010
	8.592002	10.581383	23.15%	0	2009
	12.970757	8.592002	-33.76%	0	2008
	14.290507	12.970757	-9.24%	0	2007
	12.471410	14.290507	14.59%	0	2006
	12.399737	12.471410	0.58%	0	2005
	10.831199	12.399737	14.48%	0	2004
	7.075123	10.831199	53.09%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.612988	15.467035	22.63%	0	2010
	9.569374	12.612988	31.81%	0	2009
	15.822586	9.569374	-39.52%	0	2008
	15.834593	15.822586	-0.08%	0	2007
	14.442878	15.834593	9.64%	0	2006
	13.140642	14.442878	9.91%	0	2005
	11.282968	13.140642	16.46%	0	2004
	8.176908	11.282968	37.99%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.676006	15.502116	22.29%	0	2010
	9.636667	12.676006	31.54%	0	2009
	15.976629	9.636667	-39.68%	0	2008
	16.026027	15.976629	-0.31%	0	2007
	14.654947	16.026027	9.36%	0	2006
	13.370618	14.654947	9.61%	0	2005
	11.503485	13.370618	16.23%	0	2004
	8.360527	11.503485	37.59%	0	2003

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.860083	8.708239	10.79%	0	2010
	6.397749	7.860083	22.86%	0	2009
	11.198465	6.397749	-42.87%	0	2008
	10.608500	11.198465	5.56%	0	2007
	10.000000	10.608500	6.08%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.090025	9.006700	27.03%	0	2010
	5.551826	7.090025	27.71%	0	2009
	10.000000	5.551826	-44.48%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.271377	10.293761	0.22%	0	2010
	9.800278	10.271377	4.81%	0	2009
	10.000000	9.800278	-2.00%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.223924	14.394006	8.85%	0	2010
	10.000000	13.223924	32.24%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.872007	13.703802	6.46%	0	2010
	10.000000	12.872007	28.72%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.850326	13.645142	6.19%	2,025	2010
	10.000000	12.850326	28.50%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.846780	13.368509	4.06%	0	2010
	10.000000	12.846780	28.47%	0	2009*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.324538	13.986297	13.48%	0	2010
	9.016183	12.324538	36.69%	0	2009
	15.407696	9.016183	-41.48%	0	2008
	14.809528	15.407696	4.04%	0	2007
	12.859353	14.809528	15.17%	0	2006
	11.493158	12.859353	11.89%	0	2005
	10.000000	11.493158	14.93%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.153910	13.756194	13.18%	0	2010
	8.911568	12.153910	36.38%	0	2009
	15.267879	8.911568	-41.63%	0	2008
	14.713762	15.267879	3.77%	0	2007
	12.807689	14.713762	14.88%	0	2006
	11.476139	12.807689	11.60%	0	2005
	10.000000	11.476139	14.76%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	13.767919	15.623003	13.47%	0	2010
	10.066732	13.767919	36.77%	0	2009
	17.201319	10.066732	-41.48%	0	2008
	16.536403	17.201319	4.02%	0	2007
	14.358400	16.536403	15.17%	0	2006
	12.836296	14.358400	11.86%	0	2005
	11.008609	12.836296	16.60%	0	2004
	7.866111	11.008609	39.95%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.473629	15.254523	13.22%	0	2010
	9.881052	13.473629	36.36%	0	2009
	16.924327	9.881052	-41.62%	0	2008
	16.306617	16.924327	3.79%	0	2007
	14.198492	16.306617	14.85%	0	2006
	12.720920	14.198492	11.62%	0	2005
	10.935813	12.720920	16.32%	0	2004
	7.822861	10.935813	39.79%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	13.849712	15.554039	12.31%	0	2010
	11.953514	13.849712	15.86%	0	2009
	14.285502	11.953514	-16.32%	0	2008
	13.327949	14.285502	7.18%	0	2007
	12.701209	13.327949	4.93%	0	2006
	12.665535	12.701209	0.28%	0	2005
	11.937029	12.665535	6.10%	0	2004
	10.412529	11.937029	14.64%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.439043	2.737103	12.22%	0	2010
	1.966526	2.439043	24.03%	0	2009
	9.521642	1.966526	-79.35%	0	2008
	10.000000	9.521642	-4.78%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.318250	3.727918	12.35%	0	2010
	2.706049	3.318250	22.62%	0	2009
	12.967685	2.706049	-79.13%	0	2008
	13.267681	12.967685	-2.26%	0	2007
	12.390764	13.267681	7.08%	0	2006
	12.375944	12.390764	0.12%	0	2005
	11.607058	12.375944	6.62%	0	2004
	9.569303	11.607058	21.29%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	7.783705	9.372582	20.41%	0	2010
	5.811385	7.783705	33.94%	0	2009
	9.580195	5.811385	-39.34%	0	2008
	9.930114	9.580195	-3.52%	0	2007
	10.000000	9.930114	-0.70%	0	2006
	10.709587	11.087281	3.53%	425	2005
	10.022655	10.709587	6.85%	425	2004
	8.096847	10.022655	23.78%	425	2003
	10.000000	8.096847	-19.03%	418	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.097820	15.816323	20.76%	0	2010
	9.756648	13.097820	34.25%	0	2009
	16.038962	9.756648	-39.17%	0	2008
	16.594129	16.038962	-3.35%	0	2007
	14.746131	16.594129	12.53%	0	2006
	13.709040	14.746131	7.57%	0	2005
	11.731796	13.709040	16.85%	0	2004
	8.304922	11.731796	41.26%	0	2003

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.783705	9.372582	20.41%	0	2010
	5.811385	7.783705	33.94%	0	2009
	9.580195	5.811385	-39.34%	0	2008
	9.926749	9.580195	-3.57%	0	2007
	10.000000	9.926749	-0.73%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.808196	11.567017	7.02%	0	2010
	10.000000	10.808196	8.08%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.887208	11.205585	2.92%	0	2010
	10.000000	10.887208	8.87%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	10.892182	12.190586	11.92%	0	2010
	8.575104	10.892182	27.02%	0	2009
	14.296059	8.575104	-40.02%	0	2008
	15.551102	14.296059	-8.07%	0	2007
	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	0	2005
	12.246297	13.314578	8.72%	0	2004
	10.000000	12.246297	22.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.236391	12.097380	7.66%	0	2010
	9.213676	11.236391	21.95%	0	2009
	16.800695	9.213676	-45.16%	0	2008
	15.846048	16.800695	6.02%	0	2007
	12.678693	15.846048	24.98%	0	2006
	11.547872	12.678693	9.79%	0	2005
	10.156618	11.547872	13.70%	0	2004
	8.075775	10.156618	25.77%	0	2003

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	10.926559	13.469999	23.28%	0	2010
	8.489677	10.926559	28.70%	0	2009
	14.308809	8.489677	-40.67%	0	2008
	16.756437	14.308809	-14.61%	0	2007
	14.598741	16.756437	14.78%	0	2006
	13.938389	14.598741	4.74%	0	2005
	11.285942	13.938389	23.50%	0	2004
	7.707185	11.285942	46.43%	0	2003

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.165208	13.197631	18.20%	0	2010
	6.961969	11.165208	60.37%	0	2009
	11.299762	6.961969	-38.39%	0	2008
	10.945197	11.299762	3.24%	0	2007
	10.608418	10.945197	3.17%	0	2006
	10.256913	10.608418	3.43%	0	2005
	9.979994	10.256913	2.77%	0	2004
	8.165187	9.979994	22.23%	0	2003

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.202356	10.667727	4.56%	0	2010
	9.532302	10.202356	7.03%	0	2009
	10.879266	9.532302	-12.38%	0	2008
	10.568123	10.879266	2.94%	0	2007
	10.428329	10.568123	1.34%	0	2006
	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004
	10.000000	10.068654	0.69%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.746033	17.46%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.011675	16.140929	24.05%	0	2010
	10.000000	13.011675	30.12%	0	2009*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.187875	10.135965	10.32%	0	2010
	7.806116	9.187875	17.70%	0	2009
	13.459282	7.806116	-42.00%	0	2008
	13.125760	13.459282	2.54%	0	2007
	11.471773	13.125760	14.42%	0	2006
	11.213688	11.471773	2.30%	0	2005
	10.309015	11.213688	8.78%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	14.974915	15.275418	2.01%	0	2010
	11.396262	14.974915	31.40%	0	2009
	24.944445	11.396262	-54.31%	0	2008
	24.160008	24.944445	3.25%	0	2007
	18.281468	24.160008	32.16%	0	2006
	16.041316	18.281468	13.96%	0	2005
	13.133092	16.041316	22.14%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.004111	9.671929	7.42%	0	2010
	6.714977	9.004111	34.09%	0	2009
	11.409874	6.714977	-41.15%	0	2008
	10.269776	11.409874	11.10%	0	2007
	10.567967	10.269776	-2.82%	0	2006
	9.408424	10.567967	12.32%	0	2005
	8.879086	9.408424	5.96%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.600265	18.076180	23.81%	0	2010
	10.464714	14.600265	39.52%	0	2009
	16.653994	10.464714	-37.16%	0	2008
	16.774477	16.653994	-0.72%	0	2007
	15.017934	16.774477	11.70%	0	2006
	14.399825	15.017934	4.29%	0	2005
	12.365090	14.399825	16.46%	0	2004

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.998434	12.880041	7.35%	0	2010
	10.000000	11.998434	19.98%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.332278	15.176283	23.06%	0	2010
	10.085662	12.332278	22.28%	0	2009
	14.927717	10.085662	-32.44%	0	2008
	15.366077	14.927717	-2.85%	0	2007
	13.731878	15.366077	11.90%	0	2006
	13.092763	13.731878	4.88%	0	2005
	10.983445	13.092763	19.20%	0	2004

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.686353	10.876999	12.29%	0	2010
	7.404714	9.686353	30.81%	0	2009
	11.546433	7.404714	-35.87%	0	2008
	10.954701	11.546433	5.40%	0	2007
	10.256747	10.954701	6.80%	0	2006
	10.120867	10.256747	1.34%	0	2005
	9.743377	10.120867	3.87%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.339590	11.612792	12.31%	0	2010
	8.368407	10.339590	23.56%	0	2009
	13.613237	8.368407	-38.53%	0	2008
	13.226084	13.613237	2.93%	0	2007
	11.708192	13.226084	12.96%	0	2006
	11.434335	11.708192	2.40%	0	2005
	10.567084	11.434335	8.21%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.619553	13.016104	12.02%	0	2010
	9.425969	11.619553	23.27%	0	2009
	15.377331	9.425969	-38.70%	0	2008
	14.977543	15.377331	2.67%	0	2007
	13.292245	14.977543	12.68%	0	2006
	13.013396	13.292245	2.14%	0	2005
	12.057802	13.013396	7.93%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.456016	10.451117	10.52%	0	2010
	8.536330	9.456016	10.77%	0	2009
	12.410498	8.536330	-31.22%	0	2008
	11.575171	12.410498	7.22%	0	2007
	10.221624	11.575171	13.24%	0	2006
	10.276692	10.221624	-0.54%	0	2005
	9.810334	10.276692	4.75%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.872824	16.637859	11.87%	0	2010
	9.973402	14.872824	49.12%	0	2009
	13.798733	9.973402	-27.72%	0	2008
	13.675209	13.798733	0.90%	0	2007
	12.645613	13.675209	8.14%	0	2006
	12.642141	12.645613	0.03%	0	2005
	11.734244	12.642141	7.74%	0	2004

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	12.129682	12.871755	6.12%	0	2010
	10.298025	12.129682	17.79%	0	2009
	11.357405	10.298025	-9.33%	0	2008
	11.020936	11.357405	3.05%	0	2007
	10.818743	11.020936	1.87%	0	2006
	10.919766	10.818743	-0.93%	0	2005
	10.775341	10.919766	1.34%	0	2004

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.024476	12.733962	5.90%	0	2010
	10.232421	12.024476	17.51%	0	2009
	11.317397	10.232421	-9.59%	0	2008
	11.007547	11.317397	2.81%	0	2007
	10.829959	11.007547	1.64%	0	2006
	10.964691	10.829959	-1.23%	0	2005
	10.851113	10.964691	1.05%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.610479	9.783442	13.62%	0	2010
	6.630165	8.610479	29.87%	0	2009
	10.572904	6.630165	-37.29%	0	2008
	9.095296	10.572904	16.25%	0	2007
	8.703259	9.095296	4.50%	0	2006
	8.573428	8.703259	1.51%	0	2005
	8.281531	8.573428	3.52%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	7.950538	9.021751	13.47%	0	2010
	6.139533	7.950538	29.50%	0	2009
	9.800309	6.139533	-37.35%	0	2008
	8.450052	9.800309	15.98%	0	2007
	8.095269	8.450052	4.38%	0	2006
	7.991930	8.095269	1.29%	0	2005
	7.736094	7.991930	3.31%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.337999	11.540493	11.63%	0	2010
	8.197942	10.337999	26.10%	0	2009
	11.776657	8.197942	-30.39%	0	2008
	10.439629	11.776657	12.81%	0	2007
	9.953647	10.439629	4.88%	0	2006
	9.792282	9.953647	1.65%	0	2005
	9.503252	9.792282	3.04%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	9.712594	10.825433	11.46%	0	2010
	7.712734	9.712594	25.93%	0	2009
	11.093048	7.712734	-30.47%	0	2008
	9.849321	11.093048	12.63%	0	2007
	9.399532	9.849321	4.79%	0	2006
	9.260259	9.399532	1.50%	0	2005
	9.002423	9.260259	2.86%	0	2004

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	9.669606	11.158233	15.39%	0	2010
	7.146040	9.669606	35.31%	0	2009
	11.075093	7.146040	-35.48%	0	2008
	10.400099	11.075093	6.49%	0	2007
	9.524752	10.400099	9.19%	0	2006
	9.221112	9.524752	3.29%	0	2005
	8.943577	9.221112	3.10%	0	2004

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.025276	11.545887	15.17%	0	2010
	7.410757	10.025276	35.28%	0	2009
	11.507280	7.410757	-35.60%	0	2008
	10.823752	11.507280	6.32%	0	2007
	9.925264	10.823752	9.05%	0	2006
	9.616419	9.925264	3.21%	0	2005
	9.351445	9.616419	2.83%	0	2004

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	7.049701	8.140239	15.47%	0	2010
	5.303522	7.049701	32.92%	0	2009
	9.221012	5.303522	-42.48%	0	2008
	8.818832	9.221012	4.56%	0	2007
	7.909775	8.818832	11.49%	0	2006
	6.684633	7.909775	18.33%	0	2005
	6.748962	6.684633	-0.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	6.943541	8.012308	15.39%	0	2010
	5.228543	6.943541	32.80%	0	2009
	9.115418	5.228543	-42.64%	0	2008
	8.733830	9.115418	4.37%	0	2007
	7.845856	8.733830	11.32%	0	2006
	6.647305	7.845856	18.03%	0	2005
	6.710793	6.647305	-0.95%	0	2004

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	8.819788	9.927379	12.56%	0	2010
	6.935423	8.819788	27.17%	0	2009
	12.377697	6.935423	-43.97%	0	2008
	12.480760	12.377697	-0.83%	0	2007
	10.626821	12.480760	17.45%	0	2006
	10.273613	10.626821	3.44%	0	2005
	9.431146	10.273613	8.93%	0	2004

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.545392	10.728167	12.39%	725	2010
	7.514530	9.545392	27.03%	725	2009
	13.436473	7.514530	-44.07%	725	2008
	13.567765	13.436473	-0.97%	725	2007
	11.566886	13.567765	17.30%	725	2006
	11.202290	11.566886	3.25%	725	2005
	10.297474	11.202290	8.79%	725	2004

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.700418	8.635398	12.14%	0	2010
	6.191892	7.700418	24.36%	0	2009
	10.874210	6.191892	-43.06%	0	2008
	9.928625	10.874210	9.52%	0	2007
	8.982616	9.928625	10.53%	0	2006
	8.541107	8.982616	5.17%	0	2005
	8.258099	8.541107	3.43%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	7.865055	8.811172	12.03%	0	2010
	6.331499	7.865055	24.22%	0	2009
	11.142951	6.331499	-43.18%	0	2008
	10.186996	11.142951	9.38%	0	2007
	9.229031	10.186996	10.38%	0	2006
	8.785840	9.229031	5.04%	0	2005
	8.513233	8.785840	3.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	6.660623	8.081337	21.33%	0	2010
	5.314525	6.660623	25.33%	0	2009
	10.299075	5.314525	-48.40%	0	2008
	8.301332	10.299075	24.07%	0	2007
	7.952242	8.301332	4.39%	0	2006
	7.694090	7.952242	3.36%	0	2005
	7.618533	7.694090	0.99%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.170049	6.262982	21.14%	0	2010
	4.131086	5.170049	25.15%	0	2009
	8.016948	4.131086	-48.47%	0	2008
	6.472626	8.016948	23.86%	0	2007
	6.209708	6.472626	4.23%	0	2006
	6.017847	6.209708	3.19%	0	2005
	5.966905	6.017847	0.85%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	7.907500	9.643073	21.95%	0	2010
	5.786497	7.907500	36.65%	0	2009
	11.573550	5.786497	-50.00%	0	2008
	10.071535	11.573550	14.91%	0	2007
	9.497538	10.071535	6.04%	0	2006
	8.993017	9.497538	5.61%	0	2005
	8.342132	8.993017	7.80%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.732695	9.429368	21.94%	0	2010
	5.674848	7.732695	36.26%	0	2009
	11.356668	5.674848	-50.03%	0	2008
	9.899167	11.356668	14.72%	0	2007
	9.346348	9.899167	5.91%	0	2006
	8.869399	9.346348	5.38%	0	2005
	8.247328	8.869399	7.54%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.553330	10.631486	11.29%	0	2010
	6.793998	9.553330	40.61%	0	2009
	9.270443	6.793998	-26.71%	0	2008
	9.234781	9.270443	0.39%	0	2007
	8.492610	9.234781	8.74%	0	2006
	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.06%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.304659	11.455994	11.17%	0	2010
	7.344206	10.304659	40.31%	0	2009
	10.031581	7.344206	-26.79%	0	2008
	10.004134	10.031581	0.27%	0	2007
	9.212828	10.004134	8.59%	0	2006
	9.206598	9.212828	0.07%	0	2005
	8.606102	9.206598	6.98%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	10.011015	11.141155	11.29%	0	2010
	7.133247	10.011015	40.34%	0	2009
	9.748882	7.133247	-26.83%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.011015	11.141155	11.29%	0	2010
	7.133247	10.011015	40.34%	0	2009
	9.748882	7.133247	-26.83%	0	2008
	10.000000	9.748882	-2.51%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	7.735878	8.702453	12.49%	0	2010
	6.247628	7.735878	23.82%	0	2009
	10.140119	6.247628	-38.39%	0	2008
	9.834538	10.140119	3.11%	0	2007
	8.688502	9.834538	13.19%	0	2006
	8.474560	8.688502	2.52%	0	2005
	7.833614	8.474560	8.18%	0	2004

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.212059	14.984294	5.43%	0	2010
	12.557258	14.212059	13.18%	0	2009
	13.270976	12.557258	-5.38%	0	2008
	13.005724	13.270976	2.04%	0	2007
	12.743256	13.005724	2.06%	0	2006
	12.749685	12.743256	-0.05%	0	2005
	12.480413	12.749685	2.16%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	28.069970	35.332955	25.87%	0	2010
	20.498650	28.069970	36.94%	0	2009
	34.650659	20.498650	-40.84%	0	2008
	30.682557	34.650659	12.93%	0	2007
	27.862841	30.682557	10.12%	0	2006
	24.100265	27.862841	15.61%	0	2005
	19.749641	24.100265	22.03%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	17.528381	22.041216	25.75%	0	2010
	12.824549	17.528381	36.68%	0	2009
	21.713686	12.824549	-40.94%	0	2008
	19.251869	21.713686	12.79%	0	2007
	17.511757	19.251869	9.94%	0	2006
	15.171134	17.511757	15.43%	0	2005
	12.443976	15.171134	21.92%	0	2004

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	11.085347	10.867817	-1.96%	0	2010
	11.253584	11.085347	-1.49%	0	2009
	11.168504	11.253584	0.76%	0	2008
	10.858623	11.168504	2.85%	0	2007
	10.584545	10.858623	2.59%	0	2006
	10.502352	10.584545	0.78%	0	2005
	10.610568	10.502352	-1.02%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	10.021101	11.074247	10.51%	0	2010
	8.104022	10.021101	23.66%	0	2009
	14.762178	8.104022	-45.10%	0	2008
	12.879820	14.762178	14.61%	0	2007
	11.164941	12.879820	15.36%	0	2006
	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	8.026020	8.856665	10.35%	0	2010
	6.501796	8.026020	23.44%	0	2009
	11.863613	6.501796	-45.20%	0	2008
	10.364454	11.863613	14.46%	0	2007
	8.997793	10.364454	15.19%	0	2006
	7.744856	8.997793	16.18%	0	2005
	6.988583	7.744856	10.82%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.369970	12.546297	10.35%	0	2010
	9.212193	11.369970	23.42%	0	2009
	16.804895	9.212193	-45.18%	0	2008
	14.680445	16.804895	14.47%	0	2007
	12.740304	14.680445	15.23%	0	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.476491	12.684516	10.53%	0	2010
	9.277149	11.476491	23.71%	0	2009
	16.903041	9.277149	-45.12%	0	2008
	14.745374	16.903041	14.63%	0	2007
	12.781799	14.745374	15.36%	0	2006
	10.988796	12.781799	16.32%	0	2005
	10.000000	10.988796	9.89%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.239513	10.638810	15.14%	0	2010
	6.636995	9.239513	39.21%	0	2009
	12.692657	6.636995	-47.71%	0	2008
	12.726101	12.692657	-0.26%	0	2007
	11.358207	12.726101	12.04%	0	2006
	10.947069	11.358207	3.76%	0	2005
	10.077468	10.947069	8.63%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.120890	10.482898	14.93%	0	2010
	6.562811	9.120890	38.98%	0	2009
	12.567635	6.562811	-47.78%	0	2008
	12.617157	12.567635	-0.39%	0	2007
	11.275542	12.617157	11.90%	0	2006
	10.892643	11.275542	3.52%	0	2005
	10.040390	10.892643	8.49%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	11.725780	14.501900	23.68%	0	2010
	7.617404	11.725780	53.93%	0	2009
	15.953753	7.617404	-52.25%	0	2008
	15.449481	15.953753	3.26%	0	2007
	13.594132	15.449481	13.65%	0	2006
	13.552802	13.594132	0.30%	0	2005
	12.157134	13.552802	11.48%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	10.947724	13.527136	23.56%	0	2010
	7.123023	10.947724	53.69%	0	2009
	14.952059	7.123023	-52.36%	0	2008
	14.501211	14.952059	3.11%	0	2007
	12.780543	14.501211	13.46%	0	2006
	12.757597	12.780543	0.18%	0	2005
	11.458711	12.757597	11.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	10.775156	12.745029	18.28%	0	2010
	9.362860	10.775156	15.08%	0	2009
	13.104586	9.362860	-28.55%	0	2008
	13.732547	13.104586	-4.57%	0	2007
	11.956683	13.732547	14.85%	0	2006
	11.790666	11.956683	1.41%	0	2005
	10.836716	11.790666	8.80%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.353912	9.008016	7.83%	0	2010
	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.296121	14.131951	6.29%	0	2010
	9.898800	13.296121	34.32%	0	2009
	16.936121	9.898800	-41.55%	0	2008
	14.957527	16.936121	13.23%	0	2007
	12.566376	14.957527	19.03%	0	2006
	11.629840	12.566376	8.05%	0	2005
	10.003413	11.629840	16.26%	0	2004

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	7.948737	8.956076	12.67%	0	2010
	6.732632	7.948737	18.06%	0	2009
	11.999208	6.732632	-43.89%	0	2008
	10.982088	11.999208	9.26%	0	2007
	10.587109	10.982088	3.73%	0	2006
	9.969336	10.587109	6.20%	0	2005
	9.586484	9.969336	3.99%	0	2004

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	11.043432	12.828883	16.17%	0	2010
	7.931255	11.043432	39.24%	0	2009
	15.309753	7.931255	-48.19%	0	2008
	14.124336	15.309753	8.39%	0	2007
	12.393732	14.124336	13.96%	0	2006
	11.561182	12.393732	7.20%	0	2005
	10.234829	11.561182	12.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.361024	12.005113	15.87%	0	2010
	7.461133	10.361024	38.87%	0	2009
	14.430073	7.461133	-48.29%	0	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006
	10.984884	11.739472	6.87%	0	2005
	10.000000	10.984884	9.85%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.746750	10.443326	7.15%	0	2010
	7.767868	9.746750	25.48%	0	2009
	11.370049	7.767868	-31.68%	0	2008
	10.754324	11.370049	5.73%	0	2007
	10.000000	10.754324	7.54%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.661209	10.322695	6.85%	0	2010
	7.718664	9.661209	25.17%	0	2009
	11.327126	7.718664	-31.86%	0	2008
	10.737346	11.327126	5.49%	0	2007
	10.000000	10.737346	7.37%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	15.879405	17.488448	10.13%	0	2010
	12.034911	15.879405	31.94%	0	2009
	20.698728	12.034911	-41.86%	0	2008
	18.494848	20.698728	11.92%	0	2007
	14.786876	18.494848	25.08%	0	2006
	12.844624	14.786876	15.12%	0	2005
	10.616764	12.844624	20.98%	0	2004

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	12.923307	14.422920	11.60%	0	2010
	10.148051	12.923307	27.35%	0	2009
	14.516808	10.148051	-30.09%	0	2008
	13.551111	14.516808	7.13%	0	2007
	12.454867	13.551111	8.80%	0	2006
	11.832973	12.454867	5.26%	0	2005
	10.630217	11.832973	11.31%	0	2004

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.733269	10.212457	16.94%	0	2010
	5.390911	8.733269	62.00%	0	2009
	10.833171	5.390911	-50.24%	0	2008
	9.497448	10.833171	14.06%	0	2007
	9.462182	9.497448	0.37%	0	2006
	8.987884	9.462182	5.28%	0	2005
	8.606747	8.987884	4.43%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	10.198132	11.539433	13.15%	0	2010
	8.120661	10.198132	25.58%	0	2009
	12.934448	8.120661	-37.22%	0	2008
	13.542341	12.934448	-4.49%	0	2007
	11.931671	13.542341	13.50%	0	2006
	11.717701	11.931671	1.83%	0	2005
	10.203044	11.717701	14.85%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.789219	12.530308	6.29%	0	2010
	10.000000	11.789219	17.89%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.243444	10.138772	9.69%	0	2010
	6.794855	9.243444	36.04%	0	2009
	11.025086	6.794855	-38.37%	0	2008
	10.154868	11.025086	8.57%	0	2007
	9.675916	10.154868	4.95%	0	2006
	9.491754	9.675916	1.94%	0	2005
	8.905120	9.491754	6.59%	0	2004

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.630508	8.378611	26.36%	0	2010
	4.799747	6.630508	38.14%	0	2009
	10.139275	4.799747	-52.66%	0	2008
	9.468220	10.139275	7.09%	0	2007
	9.463307	9.468220	0.05%	0	2006
	9.406778	9.463307	0.60%	0	2005
	8.409236	9.406778	11.86%	0	2004

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.374747	13.793529	32.95%	0	2010
	6.511155	10.374747	59.34%	0	2009
	11.008488	6.511155	-40.85%	0	2008
	11.009732	11.008488	-0.01%	0	2007
	9.967893	11.009732	10.45%	0	2006
	9.703235	9.967893	2.73%	0	2005
	9.341483	9.703235	3.87%	0	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	11.824326	12.861472	8.77%	0	2010
	9.873565	11.824326	19.76%	0	2009
	15.011079	9.873565	-34.22%	0	2008
	14.267168	15.011079	5.21%	0	2007
	12.104932	14.267168	17.86%	0	2006
	11.624664	12.104932	4.13%	0	2005
	10.351447	11.624664	12.30%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.684664	6.85%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.700490	11.569533	8.12%	0	2010
	8.709617	10.700490	22.86%	0	2009
	12.556722	8.709617	-31.90%	0	2008
	12.012967	12.556722	4.53%	0	2007
	11.123392	12.012967	8.00%	0	2006
	10.935873	11.123392	1.71%	0	2005
	10.555081	10.935873	3.61%	0	2004

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.443480	12.548331	20.15%	0	2010
	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.366653	13.685425	10.66%	0	2010
	10.000000	12.366653	23.67%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	8.950048	9.805182	9.55%	0	2010
	7.415149	8.950048	20.70%	0	2009
	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.110557	10.480500	3.66%	0	2010
	9.217980	10.110557	9.68%	0	2009
	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	9.929560	10.808710	8.85%	0	2010
	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.274989	9.565490	15.60%	0	2010
	6.096694	8.274989	35.73%	0	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.545396	8.189432	8.54%	0	2010
	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.387549	12.602795	10.67%	0	2010
	7.970615	11.387549	42.87%	0	2009
	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.596686	8.572783	12.85%	0	2010
	5.078051	7.596686	49.60%	0	2009
	10.000000	5.078051	-49.22%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.830477	9.464268	20.86%	0	2010
	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.812308	9.440831	20.85%	0	2010
	6.085201	7.812308	28.38%	0	2009
	10.000000	6.085201	-39.15%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.983421	8.975670	12.43%	0	2010
	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.223900	9.959791	7.98%	0	2010
	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.686563	9.548087	9.92%	0	2010
	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.964165	10.407724	4.45%	0	2010
	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.955653	9.754667	8.92%	0	2010
	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.408744	9.318567	10.82%	0	2010
	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.493792	10.123792	6.64%	0	2010
	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.425092	10.915246	4.70%	0	2010
	9.798799	10.425092	6.39%	0	2009
	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.383519	10.843428	4.43%	0	2010
	9.777090	10.383519	6.20%	0	2009
	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.140309	11.779323	5.74%	0	2010
	9.782878	11.140309	13.88%	0	2009
	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	24.367030	27.623708	13.37%	0	2010
	15.276981	24.367030	59.50%	0	2009
	37.132446	15.276981	-58.86%	0	2008
	26.152834	37.132446	41.98%	0	2007
	19.615833	26.152834	33.33%	0	2006
	15.155615	19.615833	29.43%	0	2005
	12.866857	15.155615	17.79%	0	2004

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	18.904761	21.426956	13.34%	0	2010
	11.852392	18.904761	59.50%	0	2009
	28.763191	11.852392	-58.79%	0	2008
	20.222258	28.763191	42.24%	0	2007
	15.140838	20.222258	33.56%	0	2006
	11.684242	15.140838	29.58%	0	2005
	10.000000	11.684242	16.84%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.262844	12.566582	2.48%	0	2010
	12.210394	12.262844	0.43%	0	2009
	11.590290	12.210394	5.35%	0	2008
	11.060633	11.590290	4.79%	0	2007
	10.943107	11.060633	1.07%	0	2006
	10.834977	10.943107	1.00%	0	2005
	10.728710	10.834977	0.99%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.870228	7.592916	10.52%	0	2010
	5.426594	6.870228	26.60%	0	2009
	10.000000	5.426594	-45.73%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.369803	12.746574	12.11%	1,396	2010
	9.139201	11.369803	24.41%	1,396	2009
	14.796841	9.139201	-38.24%	1,396	2008
	14.280641	14.796841	3.61%	1,396	2007
	12.493513	14.280641	14.30%	1,396	2006
	11.835014	12.493513	5.56%	1,396	2005
	10.612611	11.835014	11.52%	1,396	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.468700	12.317334	7.40%	0	2010
	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.024686	13.175134	9.57%	0	2010
	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.274724	11.676498	3.56%	0	2010
	10.568252	11.274724	6.68%	0	2009
	11.498555	10.568252	-8.09%	0	2008
	11.158181	11.498555	3.05%	0	2007
	10.746083	11.158181	3.83%	0	2006
	10.635443	10.746083	1.04%	0	2005
	10.391234	10.635443	2.35%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.474595	12.447067	8.48%	0	2010
	9.848210	11.474595	16.51%	0	2009
	13.111205	9.848210	-24.89%	0	2008
	12.689590	13.111205	3.32%	0	2007
	11.651432	12.689590	8.91%	0	2006
	11.308415	11.651432	3.03%	0	2005
	10.556121	11.308415	7.13%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.558045	12.754712	10.35%	0	2010
	9.500601	11.558045	21.66%	0	2009
	14.159457	9.500601	-32.90%	0	2008
	13.640765	14.159457	3.80%	0	2007
	12.176226	13.640765	12.03%	0	2006
	11.627040	12.176226	4.72%	0	2005
	10.605944	11.627040	9.63%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.519884	12.226079	6.13%	0	2010
	10.281821	11.519884	12.04%	0	2009
	12.374927	10.281821	-16.91%	0	2008
	11.954348	12.374927	3.52%	0	2007
	11.272997	11.954348	6.04%	0	2006
	11.031004	11.272997	2.19%	0	2005
	10.525586	11.031004	4.80%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	12.664532	15.631590	23.43%	0	2010
	9.469026	12.664532	33.75%	0	2009
	15.239208	9.469026	-37.86%	0	2008
	14.488607	15.239208	5.18%	0	2007
	13.480511	14.488607	7.48%	0	2006
	12.295202	13.480511	9.64%	0	2005
	10.862786	12.295202	13.19%	0	2004

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	11.882164	14.626844	23.10%	0	2010
	8.900640	11.882164	33.50%	0	2009
	14.358623	8.900640	-38.01%	0	2008
	13.675284	14.358623	5.00%	0	2007
	12.740802	13.675284	7.33%	0	2006
	11.641420	12.740802	9.44%	0	2005
	10.305447	11.641420	12.96%	0	2004

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.874499	9.657274	-2.20%	0	2010
	10.092388	9.874499	-2.16%	0	2009
	10.111751	10.092388	-0.19%	0	2008
	9.867551	10.111751	2.47%	0	2007
	9.651658	9.867551	2.24%	0	2006
	9.611725	9.651658	0.42%	0	2005
	9.748839	9.611725	-1.41%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.031975	8.939901	11.30%	0	2010
	6.033930	8.031975	33.11%	0	2009
	10.000000	6.033930	-39.66%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	10.104704	10.486647	3.78%	0	2010
	7.957636	10.104704	26.98%	0	2009
	15.162245	7.957636	-47.52%	0	2008
	15.063677	15.162245	0.65%	0	2007
	12.547414	15.063677	20.05%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	9.955758	10.306562	3.52%	0	2010
	7.861323	9.955758	26.64%	0	2009
	15.011899	7.861323	-47.63%	0	2008
	14.948158	15.011899	0.43%	0	2007
	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.927715	8.944253	12.82%	0	2010
	6.266640	7.927715	26.51%	0	2009
	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.794044	8.594269	10.27%	0	2010
	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.655179	9.468588	23.69%	0	2010
	6.177518	7.655179	23.92%	0	2009
	10.000000	6.177518	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.495635	9.940108	17.00%	0	2010
	6.658061	8.495635	27.60%	0	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.610254	9.311514	22.35%	0	2010
	6.118137	7.610254	24.39%	0	2009
	11.701633	6.118137	-47.72%	0	2008
	10.928083	11.701633	7.08%	0	2007
	10.849408	10.928083	0.73%	0	2006
	10.296228	10.849408	5.37%	0	2005
	9.302768	10.296228	10.68%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.572421	14.329202	23.82%	0	2010
	9.375083	11.572421	23.44%	0	2009
	14.129292	9.375083	-33.65%	0	2008
	15.518937	14.129292	-8.95%	0	2007
	13.527630	15.518937	14.72%	0	2006
	13.418665	13.527630	0.81%	0	2005
	11.697008	13.418665	14.72%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.539991	13.037395	23.69%	0	2010
	8.562767	10.539991	23.09%	0	2009
	12.933249	8.562767	-33.79%	0	2008
	14.256517	12.933249	-9.28%	0	2007
	12.448086	14.256517	14.53%	0	2006
	12.382849	12.448086	0.53%	0	2005
	10.821970	12.382849	14.42%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.564218	15.399368	22.57%	0	2010
	9.537243	12.564218	31.74%	0	2009
	15.777544	9.537243	-39.55%	0	2008
	15.797648	15.777544	-0.13%	0	2007
	14.416536	15.797648	9.58%	0	2006
	13.123350	14.416536	9.85%	0	2005
	11.273874	13.123350	16.40%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.625063	15.431936	22.23%	0	2010
	9.602838	12.625063	31.47%	0	2009
	15.928696	9.602838	-39.71%	0	2008
	15.986172	15.928696	-0.36%	0	2007
	14.625958	15.986172	9.30%	0	2006
	13.350969	14.625958	9.55%	0	2005
	11.492446	13.350969	16.17%	0	2004

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.845331	8.687466	10.73%	0	2010
	6.389008	7.845331	22.79%	0	2009
	11.188911	6.389008	-42.90%	0	2008
	10.604900	11.188911	5.51%	0	2007
	10.000000	10.604900	6.05%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.083961	8.994404	26.97%	0	2010
	5.549924	7.083961	27.64%	0	2009
	10.000000	5.549924	-44.50%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.262637	10.279747	0.17%	0	2010
	9.796941	10.262637	4.75%	0	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.219424	14.381761	8.79%	0	2010
	10.000000	13.219424	32.19%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.867621	13.692136	6.41%	0	2010
	10.000000	12.867621	28.68%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.845949	13.633525	6.13%	549	2010
	10.000000	12.845949	28.46%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.842401	13.357126	4.01%	0	2010
	10.000000	12.842401	28.42%	0	2009*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.288912	13.938750	13.43%	0	2010
	8.994728	12.288912	36.62%	0	2009
	15.378907	8.994728	-41.51%	0	2008
	14.789460	15.378907	3.99%	0	2007
	12.848467	14.789460	15.11%	0	2006
	11.489278	12.848467	11.83%	0	2005
	10.000000	11.489278	14.89%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	12.118786	13.709433	13.13%	0	2010
	8.890350	12.118786	36.31%	0	2009
	15.239339	8.890350	-41.66%	0	2008
	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	13.714681	15.554655	13.42%	0	2010
	10.032931	13.714681	36.70%	0	2009
	17.152358	10.032931	-41.51%	0	2008
	16.497810	17.152358	3.97%	0	2007
	14.332194	16.497810	15.11%	0	2006
	12.819396	14.332194	11.80%	0	2005
	10.999732	12.819396	16.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.419484	15.185467	13.16%	0	2010
	9.846381	13.419484	36.29%	0	2009
	16.873594	9.846381	-41.65%	0	2008
	16.266091	16.873594	3.73%	0	2007
	14.170420	16.266091	14.79%	0	2006
	12.702237	14.170420	11.56%	0	2005
	10.925330	12.702237	16.26%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	13.794044	15.483595	12.25%	0	2010
	11.911548	13.794044	15.80%	0	2009
	14.242641	11.911548	-16.37%	0	2008
	13.294792	14.242641	7.13%	0	2007
	12.676084	13.294792	4.88%	0	2006
	12.646924	12.676084	0.23%	0	2005
	11.925581	12.646924	6.05%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.435715	2.731974	12.16%	0	2010
	1.964846	2.435715	23.96%	0	2009
	9.518385	1.964846	-79.36%	0	2008
	10.000000	9.518385	-4.82%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.305424	3.711624	12.29%	0	2010
	2.696962	3.305424	22.56%	0	2009
	12.930770	2.696962	-79.14%	0	2008
	13.236721	12.930770	-2.31%	0	2007
	12.368150	13.236721	7.02%	0	2006
	12.359655	12.368150	0.07%	0	2005
	11.597710	12.359655	6.57%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.485079	10.744660	13.28%	0	2010
	7.577282	9.485079	25.18%	0	2009
	12.624329	7.577282	-39.98%	0	2008
	12.395277	12.624329	1.85%	0	2007
	11.043457	12.395277	12.24%	0	2006
	10.678133	11.043457	3.42%	0	2005
	10.003432	10.678133	6.74%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	13.047163	15.747116	20.69%	0	2010
	9.723892	13.047163	34.18%	0	2009
	15.993314	9.723892	-39.20%	0	2008
	16.555405	15.993314	-3.40%	0	2007
	14.719223	16.555405	12.47%	0	2006
	13.690993	14.719223	7.51%	0	2005
	11.722334	13.690993	16.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.769110	9.350242	20.35%	0	2010
	5.803445	7.769110	33.87%	0	2009
	9.572022	5.803445	-39.37%	0	2008
	9.926749	9.572022	-3.57%	0	2007
	10.000000	9.926749	-0.73%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.804504	11.557154	6.97%	0	2010
	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.883488	11.196028	2.87%	0	2010
	10.000000	10.883488	8.83%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	10.855113	12.142900	11.86%	0	2010
	8.550290	10.855113	26.96%	0	2009
	14.261993	8.550290	-40.05%	0	2008
	15.522027	14.261993	-8.12%	0	2007
	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.192936	12.044430	7.61%	0	2010
	9.182738	11.192936	21.89%	0	2009
	16.752861	9.182738	-45.19%	0	2008
	15.809053	16.752861	5.97%	0	2007
	12.655536	15.809053	24.92%	0	2006
	11.532664	12.655536	9.74%	0	2005
	10.148426	11.532664	13.64%	0	2004

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	10.884297	13.411049	23.21%	0	2010
	8.461177	10.884297	28.64%	0	2009
	14.268084	8.461177	-40.70%	0	2008
	16.717346	14.268084	-14.65%	0	2007
	14.572104	16.717346	14.72%	0	2006
	13.920049	14.572104	4.68%	0	2005
	11.276843	13.920049	23.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.122015	13.139874	18.14%	0	2010
	6.938580	11.122015	60.29%	0	2009
	11.267575	6.938580	-38.42%	0	2008
	10.919645	11.267575	3.19%	0	2007
	10.589052	10.919645	3.12%	0	2006
	10.243403	10.589052	3.37%	0	2005
	9.971943	10.243403	2.72%	0	2004

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.167618	10.625978	4.51%	0	2010
	9.504716	10.167618	6.97%	0	2009
	10.853331	9.504716	-12.43%	0	2008
	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.742041	17.42%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.007237	16.127184	23.99%	0	2010
	10.000000	13.007237	30.07%	0	2009*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	9.004443	9.908242	10.04%	0	2010
	7.669879	9.004443	17.40%	0	2009
	13.258384	7.669879	-42.15%	0	2008
	12.963149	13.258384	2.28%	0	2007
	11.358600	12.963149	14.13%	0	2006
	11.131426	11.358600	2.04%	0	2005
	10.259611	11.131426	8.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	14.675973	14.932252	1.75%	0	2010
	11.197388	14.675973	31.07%	0	2009
	24.572223	11.197388	-54.43%	0	2008
	23.860825	24.572223	2.98%	0	2007
	18.101194	23.860825	31.82%	0	2006
	15.923709	18.101194	13.67%	0	2005
	13.070194	15.923709	21.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	8.824325	9.454595	7.14%	0	2010
	6.597758	8.824325	33.75%	0	2009
	11.239518	6.597758	-41.30%	0	2008
	10.142514	11.239518	10.82%	0	2007
	10.463693	10.142514	-3.07%	0	2006
	9.339381	10.463693	12.04%	0	2005
	8.836520	9.339381	5.69%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.308807	17.670113	23.49%	0	2010
	10.282105	14.308807	39.16%	0	2009
	16.405455	10.282105	-37.33%	0	2008
	16.566716	16.405455	-0.97%	0	2007
	14.869821	16.566716	11.41%	0	2006
	14.294230	14.869821	4.03%	0	2005
	12.305853	14.294230	16.16%	0	2004

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.977951	12.825203	7.07%	0	2010
	10.000000	11.977951	19.78%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	12.095329	14.846695	22.75%	0	2010
	9.917245	12.095329	21.96%	0	2009
	14.716173	9.917245	-32.61%	0	2008
	15.187365	14.716173	-3.10%	0	2007
	13.606857	15.187365	11.62%	0	2006
	13.006698	13.606857	4.61%	0	2005
	10.939189	13.006698	18.90%	0	2004

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.500229	10.640745	12.01%	0	2010
	7.281030	9.500229	30.48%	0	2009
	11.382740	7.281030	-36.03%	0	2008
	10.827223	11.382740	5.13%	0	2007
	10.163307	10.827223	6.53%	0	2006
	10.054291	10.163307	1.08%	0	2005
	9.704087	10.054291	3.61%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	10.140943	11.360601	12.03%	0	2010
	8.228673	10.140943	23.24%	0	2009
	13.420323	8.228673	-38.68%	0	2008
	13.072249	13.420323	2.66%	0	2007
	11.601577	13.072249	12.68%	0	2006
	11.359158	11.601577	2.13%	0	2005
	10.524498	11.359158	7.93%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	11.422894	12.763138	11.73%	0	2010
	9.290181	11.422894	22.96%	0	2009
	15.194764	9.290181	-38.86%	0	2008
	14.837862	15.194764	2.41%	0	2007
	13.201926	14.837862	12.39%	0	2006
	12.957997	13.201926	1.88%	0	2005
	12.037227	12.957997	7.65%	0	2004

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.272190	10.221769	10.24%	0	2010
	8.391837	9.272190	10.49%	0	2009
	12.231770	8.391837	-31.39%	0	2008
	11.437867	12.231770	6.94%	0	2007
	10.126176	11.437867	12.95%	0	2006
	10.206740	10.126176	-0.79%	0	2005
	9.768519	10.206740	4.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.576050	16.264198	11.58%	0	2010
	9.799399	14.576050	48.74%	0	2009
	13.592784	9.799399	-27.91%	0	2008
	13.505815	13.592784	0.64%	0	2007
	12.520882	13.505815	7.87%	0	2006
	12.549430	12.520882	-0.23%	0	2005
	11.678026	12.549430	7.46%	0	2004

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	11.896732	12.592297	5.85%	0	2010
	10.126114	11.896732	17.49%	0	2009
	11.196421	10.126114	-9.56%	0	2008
	10.892713	11.196421	2.79%	0	2007
	10.720188	10.892713	1.61%	0	2006
	10.847945	10.720188	-1.18%	0	2005
	10.731908	10.847945	1.08%	0	2004

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	11.790815	12.454612	5.63%	0	2010
	10.059284	11.790815	17.21%	0	2009
	11.154415	10.059284	-9.82%	0	2008
	10.876975	11.154415	2.55%	0	2007
	10.728838	10.876975	1.38%	0	2006
	10.890079	10.728838	-1.48%	0	2005
	10.804882	10.890079	0.79%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	8.021427	9.090858	13.33%	0	2010
	6.192404	8.021427	29.54%	0	2009
	9.900185	6.192404	-37.45%	0	2008
	8.538531	9.900185	15.95%	0	2007
	8.191382	8.538531	4.24%	0	2006
	8.089817	8.191382	1.26%	0	2005
	7.834411	8.089817	3.26%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	7.756229	8.778770	13.18%	0	2010
	6.004822	7.756229	29.17%	0	2009
	9.609878	6.004822	-37.51%	0	2008
	8.307185	9.609878	15.68%	0	2007
	7.978752	8.307185	4.12%	0	2006
	7.897021	7.978752	1.03%	0	2005
	7.663813	7.897021	3.04%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	9.801885	10.914070	11.35%	0	2010
	7.792725	9.801885	25.78%	0	2009
	11.223282	7.792725	-30.57%	0	2008
	9.974702	11.223282	12.52%	0	2007
	9.534668	9.974702	4.62%	0	2006
	9.404060	9.534668	1.39%	0	2005
	9.149878	9.404060	2.78%	0	2004

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	9.475156	10.533821	11.17%	0	2010
	7.543469	9.475156	25.61%	0	2009
	10.877453	7.543469	-30.65%	0	2008
	9.682788	10.877453	12.34%	0	2007
	9.264228	9.682788	4.52%	0	2006
	9.150279	9.264228	1.25%	0	2005
	8.918311	9.150279	2.60%	0	2004

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	9.934853	11.435042	15.10%	0	2010
	7.360887	9.934853	34.97%	0	2009
	11.437368	7.360887	-35.64%	0	2008
	10.767960	11.437368	6.22%	0	2007
	9.886856	10.767960	8.91%	0	2006
	9.596134	9.886856	3.03%	0	2005
	9.331167	9.596134	2.84%	0	2004

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	9.780205	11.234876	14.87%	0	2010
	7.248121	9.780205	34.93%	0	2009
	11.283641	7.248121	-35.76%	0	2008
	10.640736	11.283641	6.04%	0	2007
	9.782368	10.640736	8.77%	0	2006
	9.502197	9.782368	2.95%	0	2005
	9.264053	9.502197	2.57%	0	2004

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	6.884748	7.929468	15.17%	0	2010
	5.192691	6.884748	32.59%	0	2009
	9.051521	5.192691	-42.63%	0	2008
	8.679036	9.051521	4.29%	0	2007
	7.804283	8.679036	11.21%	0	2006
	6.612318	7.804283	18.03%	0	2005
	6.693059	6.612318	-1.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	6.781000	7.804760	15.10%	0	2010
	5.119234	6.781000	32.46%	0	2009
	8.947782	5.119234	-42.79%	0	2008
	8.595316	8.947782	4.10%	0	2007
	7.741158	8.595316	11.03%	0	2006
	6.575340	7.741158	17.73%	0	2005
	6.655151	6.575340	-1.20%	0	2004

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.611951	10.791401	12.27%	0	2010
	7.577717	9.611951	26.84%	0	2009
	13.558792	7.577717	-44.11%	0	2008
	13.706918	13.558792	-1.08%	0	2007
	11.700648	13.706918	17.15%	0	2006
	11.340659	11.700648	3.17%	0	2005
	10.437374	11.340659	8.65%	0	2004

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.312087	10.439220	12.10%	0	2010
	7.349648	9.312087	26.70%	0	2009
	13.175449	7.349648	-44.22%	0	2008
	13.338473	13.175449	-1.22%	0	2007
	11.400448	13.338473	17.00%	0	2006
	11.069302	11.400448	2.99%	175	2005
	10.201288	11.069302	8.51%	175	2004

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	7.705212	8.618710	11.86%	0	2010
	6.211631	7.705212	24.04%	0	2009
	10.936923	6.211631	-43.20%	0	2008
	10.011617	10.936923	9.24%	0	2007
	9.080852	10.011617	10.25%	0	2006
	8.656573	9.080852	4.90%	0	2005
	8.391174	8.656573	3.16%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	7.672750	8.573781	11.74%	0	2010
	6.192537	7.672750	23.90%	0	2009
	10.926415	6.192537	-43.33%	0	2008
	10.014771	10.926415	9.10%	0	2007
	9.096180	10.014771	10.10%	0	2006
	8.681497	9.096180	4.78%	0	2005
	8.433682	8.681497	2.94%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	5.208459	6.303294	21.02%	0	2010
	4.166481	5.208459	25.01%	0	2009
	8.095031	4.166481	-48.53%	0	2008
	6.541620	8.095031	23.75%	0	2007
	6.282553	6.541620	4.12%	0	2006
	6.094135	6.282553	3.09%	0	2005
	6.049763	6.094135	0.73%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	5.043588	6.094185	20.83%	0	2010
	4.040368	5.043588	24.83%	0	2009
	7.861077	4.040368	-48.60%	0	2008
	6.363124	7.861077	23.54%	0	2007
	6.120265	6.363124	3.97%	0	2006
	5.946312	6.120265	2.93%	0	2005
	5.911100	5.946312	0.60%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	7.727372	9.399345	21.64%	0	2010
	5.669172	7.727372	36.31%	0	2009
	11.368076	5.669172	-50.13%	0	2008
	9.918220	11.368076	14.62%	0	2007
	9.376881	9.918220	5.77%	0	2006
	8.901450	9.376881	5.34%	0	2005
	8.278353	8.901450	7.53%	0	2004

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	7.556536	9.191035	21.63%	0	2010
	5.559786	7.556536	35.91%	0	2009
	11.155028	5.559786	-50.16%	0	2008
	9.748460	11.155028	14.43%	0	2007
	9.227592	9.748460	5.64%	0	2006
	8.779083	9.227592	5.11%	0	2005
	8.184273	8.779083	7.27%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	9.830427	10.911920	11.00%	0	2010
	7.008949	9.830427	40.26%	0	2009
	9.588277	7.008949	-26.90%	0	2008
	9.575997	9.588277	0.13%	0	2007
	8.828895	9.575997	8.46%	0	2006
	8.827289	8.828895	0.02%	0	2005
	8.266300	8.827289	6.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	10.052856	11.147498	10.89%	0	2010
	7.183083	10.052856	39.95%	0	2009
	9.836658	7.183083	-26.98%	0	2008
	9.835028	9.836658	0.02%	0	2007
	9.080233	9.835028	8.31%	0	2006
	9.097289	9.080233	-0.19%	0	2005
	8.525707	9.097289	6.70%	0	2004

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.942889	11.037063	11.00%	0	2010
	7.102836	9.942889	39.98%	0	2009
	9.732220	7.102836	-27.02%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.942889	11.037063	11.00%	0	2010
	7.102836	9.942889	39.98%	0	2009
	9.732220	7.102836	-27.02%	0	2008
	10.000000	9.732220	-2.68%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	7.152054	8.025137	12.21%	0	2010
	5.790925	7.152054	23.50%	0	2009
	9.423033	5.790925	-38.54%	0	2008
	9.162611	9.423033	2.84%	0	2007
	8.115554	9.162611	12.90%	0	2006
	7.935938	8.115554	2.26%	0	2005
	7.354517	7.935938	7.91%	0	2004

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	14.359056	15.100592	5.16%	0	2010
	12.719636	14.359056	12.89%	0	2009
	13.477033	12.719636	-5.62%	0	2008
	13.241687	13.477033	1.78%	0	2007
	13.007620	13.241687	1.80%	0	2006
	13.047433	13.007620	-0.31%	0	2005
	12.804608	13.047433	1.90%	0	2004

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	18.622482	23.381138	25.55%	0	2010
	13.634273	18.622482	36.59%	0	2009
	23.106406	13.634273	-40.99%	0	2008
	20.513039	23.106406	12.64%	0	2007
	18.675502	20.513039	9.84%	0	2006
	16.194823	18.675502	15.32%	0	2005
	13.305291	16.194823	21.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	17.100037	21.447689	25.42%	0	2010
	12.543205	17.100037	36.33%	0	2009
	21.291900	12.543205	-41.09%	0	2008
	18.926538	21.291900	12.50%	0	2007
	17.259833	18.926538	9.66%	0	2006
	14.991072	17.259833	15.13%	0	2005
	12.327777	14.991072	21.60%	0	2004

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	10.580851	10.346690	-2.21%	0	2010
	10.768929	10.580851	-1.75%	0	2009
	10.714484	10.768929	0.51%	0	2008
	10.442938	10.714484	2.60%	0	2007
	10.204397	10.442938	2.34%	0	2006
	10.150625	10.204397	0.53%	0	2005
	10.281434	10.150625	-1.27%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	7.866268	8.670748	10.23%	0	2010
	6.377731	7.866268	23.34%	0	2009
	11.647449	6.377731	-45.24%	0	2008
	10.188449	11.647449	14.32%	0	2007
	8.854476	10.188449	15.07%	0	2006
	7.628811	8.854476	16.07%	0	2005
	6.890913	7.628811	10.71%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	7.829779	8.618057	10.07%	0	2010
	6.359096	7.829779	23.13%	0	2009
	11.633052	6.359096	-45.34%	0	2008
	10.189217	11.633052	14.17%	0	2007
	8.868266	10.189217	14.90%	0	2006
	7.652866	8.868266	15.88%	0	2005
	6.923266	7.652866	10.54%	0	2004

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	11.206366	12.334209	10.06%	0	2010
	9.102905	11.206366	23.11%	0	2009
	16.648211	9.102905	-45.32%	0	2008
	14.581028	16.648211	14.18%	0	2007
	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	11.311319	12.470043	10.24%	0	2010
	9.167086	11.311319	23.39%	0	2009
	16.745448	9.167086	-45.26%	0	2008
	14.645533	16.745448	14.34%	0	2007
	12.727690	14.645533	15.07%	0	2006
	10.970215	12.727690	16.02%	0	2005
	10.000000	10.970215	9.70%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.038627	10.380925	14.85%	0	2010
	6.509333	9.038627	38.86%	0	2009
	12.480527	6.509333	-47.84%	0	2008
	12.545660	12.480527	-0.52%	0	2007
	11.225774	12.545660	11.76%	0	2006
	10.847068	11.225774	3.49%	0	2005
	10.010991	10.847068	8.35%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	8.922558	10.228758	14.64%	0	2010
	6.436570	8.922558	38.62%	0	2009
	12.357599	6.436570	-47.91%	0	2008
	12.438276	12.357599	-0.65%	0	2007
	11.144086	12.438276	11.61%	0	2006
	10.793150	11.144086	3.25%	0	2005
	9.974176	10.793150	8.21%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	11.500454	14.186916	23.36%	0	2010
	7.490188	11.500454	53.54%	0	2009
	15.727684	7.490188	-52.38%	0	2008
	15.269814	15.727684	3.00%	0	2007
	13.470364	15.269814	13.36%	0	2006
	13.463715	13.470364	0.05%	0	2005
	12.108165	13.463715	11.20%	0	2004

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	10.734870	13.230281	23.25%	0	2010
	7.002435	10.734870	53.30%	0	2009
	14.736738	7.002435	-52.48%	0	2008
	14.329210	14.736738	2.84%	0	2007
	12.661218	14.329210	13.17%	0	2006
	12.670769	12.661218	-0.08%	0	2005
	11.409892	12.670769	11.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	10.568115	12.468210	17.98%	0	2010
	9.206508	10.568115	14.79%	0	2009
	12.918854	9.206508	-28.74%	0	2008
	13.572817	12.918854	-4.82%	0	2007
	11.847806	13.572817	14.56%	0	2006
	11.713142	11.847806	1.15%	0	2005
	10.793042	11.713142	8.52%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.318335	8.946743	7.55%	0	2010
	6.546717	8.318335	27.06%	0	2009
	10.000000	6.546717	-34.53%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.040682	13.825064	6.01%	0	2010
	9.733514	13.040682	33.98%	0	2009
	16.696121	9.733514	-41.70%	0	2008
	14.783544	16.696121	12.94%	0	2007
	12.451937	14.783544	18.72%	0	2006
	11.553369	12.451937	7.78%	0	2005
	9.963092	11.553369	15.96%	0	2004

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	7.790008	8.754818	12.39%	0	2010
	6.615095	7.790008	17.76%	0	2009
	11.820036	6.615095	-44.03%	0	2008
	10.845986	11.820036	8.98%	0	2007
	10.482627	10.845986	3.47%	0	2006
	9.896177	10.482627	5.93%	0	2005
	9.540521	9.896177	3.73%	0	2004

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	10.831239	12.550257	15.87%	0	2010
	7.798794	10.831239	38.88%	0	2009
	15.092768	7.798794	-48.33%	0	2008
	13.960011	15.092768	8.11%	0	2007
	12.280851	13.960011	13.67%	0	2006
	11.485154	12.280851	6.93%	0	2005
	10.193572	11.485154	12.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	10.211923	11.802142	15.57%	0	2010
	7.372604	10.211923	38.51%	0	2009
	14.295516	7.372604	-48.43%	0	2008
	13.258038	14.295516	7.83%	0	2007
	11.689762	13.258038	13.42%	0	2006
	10.966307	11.689762	6.60%	0	2005
	10.000000	10.966307	9.66%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.655407	10.319024	6.87%	0	2010
	7.714788	9.655407	25.15%	0	2009
	11.321358	7.714788	-31.86%	0	2008
	10.735863	11.321358	5.45%	0	2007
	10.000000	10.735863	7.36%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.570663	10.199822	6.57%	0	2010
	7.665924	9.570663	24.85%	0	2009
	11.278623	7.665924	-32.03%	0	2008
	10.718918	11.278623	5.22%	0	2007
	10.000000	10.718918	7.19%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	15.562463	17.095625	9.85%	0	2010
	11.824913	15.562463	31.61%	0	2009
	20.389789	11.824913	-42.01%	0	2008
	18.265740	20.389789	11.63%	0	2007
	14.641017	18.265740	24.76%	0	2006
	12.750411	14.641017	14.83%	0	2005
	10.565880	12.750411	20.68%	0	2004

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	12.675006	14.109676	11.32%	0	2010
	9.978579	12.675006	27.02%	0	2009
	14.311036	9.978579	-30.27%	0	2008
	13.393452	14.311036	6.85%	0	2007
	12.341428	13.393452	8.52%	0	2006
	11.755155	12.341428	4.99%	0	2005
	10.587367	11.755155	11.03%	0	2004

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	8.558923	9.983026	16.64%	0	2010
	5.296810	8.558923	61.59%	0	2009
	10.671468	5.296810	-50.36%	0	2008
	9.379783	10.671468	13.77%	0	2007
	9.368835	9.379783	0.12%	0	2006
	8.921944	9.368835	5.01%	0	2005
	8.565496	8.921944	4.16%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	9.994505	11.280145	12.86%	0	2010
	7.978914	9.994505	25.26%	0	2009
	12.741344	7.978914	-37.38%	0	2008
	13.374541	12.741344	-4.73%	0	2007
	11.813943	13.374541	13.21%	0	2006
	11.631727	11.813943	1.57%	0	2005
	10.154132	11.631727	14.55%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.769096	12.476976	6.01%	0	2010
	10.000000	11.769096	17.69%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.058900	9.910973	9.41%	0	2010
	6.676258	9.058900	35.69%	0	2009
	10.860478	6.676258	-38.53%	0	2008
	10.029028	10.860478	8.29%	0	2007
	9.580430	10.029028	4.68%	0	2006
	9.422093	9.580430	1.68%	0	2005
	8.862418	9.422093	6.32%	0	2004

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	6.498090	8.190322	26.04%	0	2010
	4.715942	6.498090	37.79%	0	2009
	9.987877	4.715942	-52.78%	0	2008
	9.350876	9.987877	6.81%	0	2007
	9.369918	9.350876	-0.20%	0	2006
	9.337743	9.369918	0.34%	0	2005
	8.368909	9.337743	11.58%	0	2004

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.167614	13.483637	32.61%	0	2010
	6.397511	10.167614	58.93%	0	2009
	10.844154	6.397511	-41.00%	0	2008
	10.873330	10.844154	-0.27%	0	2007
	9.869562	10.873330	10.17%	0	2006
	9.632054	9.869562	2.47%	0	2005
	9.296718	9.632054	3.61%	0	2004

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	11.588281	12.572517	8.49%	0	2010
	9.701266	11.588281	19.45%	0	2009
	14.787023	9.701266	-34.39%	0	2008
	14.090429	14.787023	4.94%	0	2007
	11.985509	14.090429	17.56%	0	2006
	11.539380	11.985509	3.87%	0	2005
	10.301827	11.539380	12.01%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.666554	6.67%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	10.494948	11.318325	7.85%	0	2010
	8.564206	10.494948	22.54%	0	2009
	12.378774	8.564206	-32.08%	0	2008
	11.873235	12.378774	4.26%	0	2007
	11.022094	11.873235	7.72%	0	2006
	10.863974	11.022094	1.46%	0	2005
	10.512546	10.863974	3.34%	0	2004

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	10.293172	12.336150	19.85%	0	2010
	8.028606	10.293172	28.21%	0	2009
	13.591660	8.028606	-40.93%	0	2008
	12.949020	13.591660	4.96%	0	2007
	11.673683	12.949020	10.92%	0	2006
	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.345554	13.627181	10.38%	0	2010
	10.000000	12.345554	23.46%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	8.866355	9.688680	9.27%	0	2010
	7.364637	8.866355	20.39%	0	2009
	10.751051	7.364637	-31.50%	0	2008
	10.384782	10.751051	3.53%	0	2007
	10.000000	10.384782	3.85%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.016084	10.356028	3.39%	0	2010
	9.155239	10.016084	9.40%	0	2009
	10.413211	9.155239	-12.08%	0	2008
	10.367005	10.413211	0.45%	0	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	9.836750	10.680333	8.58%	0	2010
	7.121110	9.836750	38.14%	0	2009
	11.896907	7.121110	-40.14%	0	2008
	10.665256	11.896907	11.55%	0	2007
	10.000000	10.665256	6.65%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	8.197583	9.451825	15.30%	0	2010
	6.055135	8.197583	35.38%	0	2009
	11.127375	6.055135	-45.58%	0	2008
	10.195307	11.127375	9.14%	0	2007
	10.000000	10.195307	1.95%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.493979	8.112854	8.26%	0	2010
	5.878154	7.493979	27.49%	0	2009
	9.729601	5.878154	-39.58%	0	2008
	10.000000	9.729601	-2.70%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.252388	12.421391	10.39%	0	2010
	7.896161	11.252388	42.50%	0	2009
	11.257892	7.896161	-29.86%	0	2008
	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.564284	8.514414	12.56%	0	2010
	5.069348	7.564284	49.22%	0	2009
	10.000000	5.069348	-49.31%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.797087	9.399853	20.56%	0	2010
	6.076675	7.797087	28.31%	0	2009
	10.000000	6.076675	-39.23%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.778999	9.376582	20.54%	0	2010
	6.074785	7.778999	28.05%	0	2009
	10.000000	6.074785	-39.25%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.949395	8.914580	12.14%	0	2010
	6.307499	7.949395	26.03%	0	2009
	10.000000	6.307499	-36.93%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.184621	9.892056	7.70%	0	2010
	7.857757	9.184621	16.89%	0	2009
	10.000000	7.857757	-21.42%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.649552	9.483120	9.64%	0	2010
	7.141169	8.649552	21.12%	0	2009
	10.000000	7.141169	-28.59%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.921753	10.336939	4.18%	0	2010
	8.999173	9.921753	10.25%	0	2009
	10.000000	8.999173	-10.01%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.917492	9.688277	8.64%	0	2010
	7.496218	8.917492	18.96%	0	2009
	10.000000	7.496218	-25.04%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.372890	9.255130	10.54%	0	2010
	6.780906	8.372890	23.48%	0	2009
	10.000000	6.780906	-32.19%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.453358	10.054916	6.36%	0	2010
	8.234811	9.453358	14.80%	0	2009
	10.000000	8.234811	-17.65%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.380729	10.841014	4.43%	0	2010
	9.782101	10.380729	6.12%	0	2009
	10.000000	9.782101	-2.18%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.339346	10.769716	4.16%	0	2010
	9.760428	10.339346	5.93%	0	2009
	10.000000	9.760428	-2.40%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.092915	11.699233	5.47%	0	2010
	9.766207	11.092915	13.58%	0	2009
	10.000000	9.766207	-2.34%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	23.880680	27.003258	13.08%	0	2010
	15.010415	23.880680	59.09%	0	2009
	36.578464	15.010415	-58.96%	0	2008
	25.828970	36.578464	41.62%	0	2007
	19.422402	25.828970	32.99%	0	2006
	15.044465	19.422402	29.10%	0	2005
	12.805205	15.044465	17.49%	0	2004

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	18.632720	21.064719	13.05%	0	2010
	11.711769	18.632720	59.09%	0	2009
	28.495127	11.711769	-58.90%	0	2008
	20.085355	28.495127	41.87%	0	2007
	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.018139	12.284329	2.21%	0	2010
	11.997389	12.018139	0.17%	0	2009
	11.417275	11.997389	5.08%	0	2008
	10.923589	11.417275	4.52%	0	2007
	10.835138	10.923589	0.82%	0	2006
	10.755484	10.835138	0.74%	0	2005
	10.677289	10.755484	0.73%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.840924	7.541235	10.24%	0	2010
	5.417302	6.840924	26.28%	0	2009
	10.000000	5.417302	-45.83%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	11.142845	12.460251	11.82%	0	2010
	8.979727	11.142845	24.09%	0	2009
	14.575995	8.979727	-38.39%	0	2008
	14.103743	14.575995	3.35%	0	2007
	12.370279	14.103743	14.01%	0	2006
	11.748211	12.370279	5.30%	335	2005
	10.561754	11.748211	11.23%	335	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.449122	12.264902	7.13%	0	2010
	10.000000	11.449122	14.49%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.004174	13.119072	9.29%	0	2010
	10.000000	12.004174	20.04%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	11.049718	11.414228	3.30%	0	2010
	10.383881	11.049718	6.41%	0	2009
	11.326916	10.383881	-8.33%	0	2008
	11.019941	11.326916	2.79%	0	2007
	10.640073	11.019941	3.57%	0	2006
	10.557436	10.640073	0.78%	0	2005
	10.341444	10.557436	2.09%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	11.245580	12.167480	8.20%	0	2010
	9.676377	11.245580	16.22%	0	2009
	12.915507	9.676377	-25.08%	0	2008
	12.532387	12.915507	3.06%	0	2007
	11.536494	12.532387	8.63%	0	2006
	11.225473	11.536494	2.77%	0	2005
	10.505540	11.225473	6.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	11.327305	12.468171	10.07%	0	2010
	9.334803	11.327305	21.34%	0	2009
	13.948084	9.334803	-33.07%	0	2008
	13.471764	13.948084	3.54%	0	2007
	12.056093	13.471764	11.74%	0	2006
	11.541740	12.056093	4.46%	0	2005
	10.555112	11.541740	9.35%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.289940	11.951418	5.86%	0	2010
	10.102417	11.289940	11.75%	0	2009
	12.190185	10.102417	-17.13%	0	2008
	11.806242	12.190185	3.25%	0	2007
	11.161781	11.806242	5.77%	0	2006
	10.950095	11.161781	1.93%	0	2005
	10.475154	10.950095	4.53%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	12.421202	15.292106	23.11%	0	2010
	9.310893	12.421202	33.41%	0	2009
	15.023230	9.310893	-38.02%	0	2008
	14.320078	15.023230	4.91%	0	2007
	13.357760	14.320078	7.20%	0	2006
	12.214367	13.357760	9.36%	0	2005
	10.819007	12.214367	12.90%	0	2004

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	11.651170	14.305892	22.79%	0	2010
	8.749976	11.651170	33.16%	0	2009
	14.151859	8.749976	-38.17%	0	2008
	13.513090	14.151859	4.73%	0	2007
	12.621870	13.513090	7.06%	0	2006
	11.562196	12.621870	9.16%	0	2005
	10.261535	11.562196	12.68%	0	2004

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.676469	9.439408	-2.45%	0	2010
	9.915333	9.676469	-2.41%	0	2009
	9.959817	9.915333	-0.45%	0	2008
	9.744331	9.959817	2.21%	0	2007
	9.555495	9.744331	1.98%	0	2006
	9.540278	9.555495	0.16%	0	2005
	9.701170	9.540278	-1.66%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.997740	8.879061	11.02%	0	2010
	6.023605	7.997740	32.77%	0	2009
	10.000000	6.023605	-39.76%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	9.959231	10.309286	3.51%	0	2010
	7.863198	9.959231	26.66%	0	2009
	15.020829	7.863198	-47.65%	0	2008
	14.961647	15.020829	0.40%	0	2007
	12.494268	14.961647	19.75%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	9.812454	10.132265	3.26%	0	2010
	7.768032	9.812454	26.32%	0	2009
	14.871871	7.768032	-47.77%	0	2008
	14.846906	14.871871	0.17%	0	2007
	12.432919	14.846906	19.42%	0	2006
	11.399085	12.432919	9.07%	0	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.893914	8.883372	12.53%	0	2010
	6.255910	7.893914	26.18%	0	2009
	10.000000	6.255910	-37.44%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.760798	8.535760	9.99%	0	2010
	6.244104	7.760798	24.29%	0	2009
	10.000000	6.244104	-37.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.622543	9.404150	23.37%	0	2010
	6.166942	7.622543	23.60%	0	2009
	10.000000	6.166942	-38.33%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.459404	9.872439	16.70%	0	2010
	6.646660	8.459404	27.27%	0	2009
	10.000000	6.646660	-33.53%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.458304	9.102300	22.04%	0	2010
	6.011350	7.458304	24.07%	0	2009
	11.526951	6.011350	-47.85%	0	2008
	10.792690	11.526951	6.80%	0	2007
	10.742388	10.792690	0.47%	0	2006
	10.220696	10.742388	5.10%	0	2005
	9.258178	10.220696	10.40%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	11.350085	14.018024	23.51%	0	2010
	9.218533	11.350085	23.12%	0	2009
	13.929047	9.218533	-33.82%	0	2008
	15.338446	13.929047	-9.19%	0	2007
	13.404464	15.338446	14.43%	0	2006
	13.330465	13.404464	0.56%	0	2005
	11.649890	13.330465	14.43%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.335039	12.751246	23.38%	0	2010
	8.417797	10.335039	22.78%	0	2009
	12.746957	8.417797	-33.96%	0	2008
	14.087400	12.746957	-9.52%	0	2007
	12.331862	14.087400	14.24%	0	2006
	12.298586	12.331862	0.27%	0	2005
	10.775863	12.298586	14.13%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	12.322814	15.064928	22.25%	0	2010
	9.377973	12.322814	31.40%	0	2009
	15.553928	9.377973	-39.71%	0	2008
	15.613879	15.553928	-0.38%	0	2007
	14.285251	15.613879	9.30%	0	2006
	13.037055	14.285251	9.57%	0	2005
	11.228429	13.037055	16.11%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	12.372994	15.085214	21.92%	0	2010
	9.435240	12.372994	31.14%	0	2009
	15.690930	9.435240	-39.87%	0	2008
	15.788140	15.690930	-0.62%	0	2007
	14.481695	15.788140	9.02%	0	2006
	13.253050	14.481695	9.27%	0	2005
	11.437377	13.253050	15.87%	0	2004

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.771971	8.584254	10.45%	0	2010
	6.345482	7.771971	22.48%	0	2009
	11.141244	6.345482	-43.05%	0	2008
	10.586923	11.141244	5.24%	0	2007
	10.000000	10.586923	5.87%	0	2006*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.053674	8.933092	26.64%	0	2010
	5.540370	7.053674	27.31%	0	2009
	10.000000	5.540370	-44.60%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.218966	10.209834	-0.09%	0	2010
	9.780247	10.218966	4.49%	0	2009
	10.000000	9.780247	-2.20%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.196872	14.320566	8.51%	0	2010
	10.000000	13.196872	31.97%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.845678	13.633880	6.14%	0	2010
	10.000000	12.845678	28.46%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.824034	13.575509	5.86%	0	2010
	10.000000	12.824034	28.24%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.820489	13.300288	3.74%	0	2010
	10.000000	12.820489	28.20%	0	2009*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	12.112059	13.703078	13.14%	0	2010
	8.888008	12.112059	36.27%	0	2009
	15.235488	8.888008	-41.66%	0	2008
	14.689300	15.235488	3.72%	0	2007
	12.794061	14.689300	14.81%	0	2006
	11.469846	12.794061	11.55%	0	2005
	10.000000	11.469846	14.70%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	11.944378	13.477647	12.84%	0	2010
	8.784872	11.944378	35.97%	0	2009
	15.097235	8.784872	-41.81%	0	2008
	14.594300	15.097235	3.45%	0	2007
	12.742651	14.594300	14.53%	0	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	13.451227	15.216899	13.13%	0	2010
	9.865424	13.451227	36.35%	0	2009
	16.909319	9.865424	-41.66%	0	2008
	16.305953	16.909319	3.70%	0	2007
	14.201721	16.305953	14.82%	0	2006
	12.735141	14.201721	11.52%	0	2005
	10.955415	12.735141	16.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	13.151612	14.844345	12.87%	0	2010
	9.674564	13.151612	35.94%	0	2009
	16.621758	9.674564	-41.80%	0	2008
	16.064613	16.621758	3.47%	0	2007
	14.030666	16.064613	14.50%	0	2006
	12.609087	14.030666	11.27%	0	2005
	10.872981	12.609087	15.97%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	13.518765	15.135832	11.96%	0	2010
	11.703746	13.518765	15.51%	0	2009
	14.030046	11.703746	-16.58%	0	2008
	13.130088	14.030046	6.85%	0	2007
	12.551038	13.130088	4.61%	0	2006
	12.554163	12.551038	-0.02%	0	2005
	11.868441	12.554163	5.78%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.419100	2.706387	11.88%	0	2010
	1.956441	2.419100	23.65%	0	2009
	9.502111	1.956441	-79.41%	0	2008
	10.000000	9.502111	-4.98%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	3.241911	3.630987	12.00%	0	2010
	2.651908	3.241911	22.25%	0	2009
	12.747499	2.651908	-79.20%	0	2008
	13.082731	12.747499	-2.56%	0	2007
	12.255508	13.082731	6.75%	0	2006
	12.278391	12.255508	-0.19%	0	2005
	11.550977	12.278391	6.30%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.295734	10.503277	12.99%	0	2010
	7.445052	9.295734	24.86%	0	2009
	12.435905	7.445052	-40.13%	0	2008
	12.241730	12.435905	1.59%	0	2007
	10.934527	12.241730	11.95%	0	2006
	10.599815	10.934527	3.16%	0	2005
	9.955503	10.599815	6.47%	0	2004

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	12.796493	15.405138	20.39%	0	2010
	9.561519	12.796493	33.83%	0	2009
	15.766677	9.561519	-39.36%	0	2008
	16.362884	15.766677	-3.64%	0	2007
	14.585228	16.362884	12.19%	0	2006
	13.601011	14.585228	7.24%	0	2005
	11.675123	13.601011	16.50%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.696400	9.239073	20.04%	0	2010
	5.763884	7.696400	33.53%	0	2009
	9.531216	5.763884	-39.53%	0	2008
	9.909913	9.531216	-3.82%	0	2007
	10.000000	9.909913	-0.90%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.786034	11.507907	6.69%	0	2010
	10.000000	10.786034	7.86%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.864884	11.148319	2.61%	0	2010
	10.000000	10.864884	8.65%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	10.671349	11.906838	11.58%	0	2010
	8.427091	10.671349	26.63%	0	2009
	14.092627	8.427091	-40.20%	0	2008
	15.377247	14.092627	-8.35%	0	2007
	13.598634	15.377247	13.08%	0	2006
	13.246585	13.598634	2.66%	0	2005
	12.221224	13.246585	8.39%	0	2004

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	10.977861	11.782846	7.33%	0	2010
	9.029379	10.977861	21.58%	0	2009
	16.515417	9.029379	-45.33%	0	2008
	15.625150	16.515417	5.70%	0	2007
	12.540269	15.625150	24.60%	0	2006
	11.456825	12.540269	9.46%	0	2005
	10.107504	11.456825	13.35%	0	2004

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	10.675179	13.119815	22.90%	0	2010
	8.319886	10.675179	28.31%	0	2009
	14.065881	8.319886	-40.85%	0	2008
	16.522941	14.065881	-14.87%	0	2007
	14.439453	16.522941	14.43%	0	2006
	13.828551	14.439453	4.42%	0	2005
	11.231407	13.828551	23.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	10.908334	12.854513	17.84%	0	2010
	6.822698	10.908334	59.88%	0	2009
	11.107856	6.822698	-38.58%	0	2008
	10.792597	11.107856	2.92%	0	2007
	10.492604	10.792597	2.86%	0	2006
	10.176044	10.492604	3.11%	0	2005
	9.931760	10.176044	2.46%	0	2004

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	9.995553	10.419454	4.24%	0	2010
	9.367803	9.995553	6.70%	0	2009
	10.724417	9.367803	-12.65%	0	2008
	10.449907	10.724417	2.63%	0	2007
	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	0	2005
	10.047999	10.201060	1.52%	0	2004

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.722143	17.22%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.985047	16.058572	23.67%	0	2010
	10.000000	12.985047	29.85%	0	2009*

Maximum Optional Benefits Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	8.819659	9.585617	8.68%	0	2010
	7.606085	8.819659	15.96%	0	2009
	13.312374	7.606085	-42.86%	0	2008
	13.178920	13.312374	1.01%	0	2007
	11.691028	13.178920	12.73%	0	2006
	11.599467	11.691028	0.79%	0	2005
	10.824109	11.599467	7.16%	0	2004
	10.000000	10.824109	8.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	11.631637	11.689316	0.50%	0	2010
	8.985201	11.631637	29.45%	0	2009
	19.964211	8.985201	-54.99%	0	2008
	19.629043	19.964211	1.71%	0	2007
	15.075695	19.629043	30.20%	0	2006
	13.426763	15.075695	12.28%	0	2005
	11.157833	13.426763	20.33%	0	2004
	10.000000	11.157833	11.58%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	9.690055	10.254553	5.83%	0	2010
	7.335232	9.690055	32.10%	0	2009
	12.651957	7.335232	-42.02%	0	2008
	11.560050	12.651957	9.45%	0	2007
	12.074325	11.560050	-4.26%	0	2006
	10.910705	12.074325	10.66%	0	2005
	10.451795	10.910705	4.39%	0	2004
	10.000000	10.451795	4.52%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	12.235825	14.924531	21.97%	0	2010
	8.902023	12.235825	37.45%	0	2009
	14.380917	8.902023	-38.10%	0	2008
	14.704181	14.380917	-2.20%	0	2007
	13.361952	14.704181	10.05%	0	2006
	13.004167	13.361952	2.75%	0	2005
	11.334631	13.004167	14.73%	0	2004
	10.000000	11.334631	13.35%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.879392	12.563323	5.76%	0	2010
	10.000000	11.879392	18.79%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares – Q/NQ	11.357234	13.769400	21.24%	0	2010
	9.428090	11.357234	20.46%	0	2009
	14.165023	9.428090	-33.44%	0	2008
	14.801739	14.165023	-4.30%	0	2007
	13.426081	14.801739	10.25%	0	2006
	12.993187	13.426081	3.33%	0	2005
	11.063842	12.993187	17.44%	0	2004
	10.000000	11.063842	10.64%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares – Q/NQ	9.800908	10.842618	10.63%	0	2010
	7.604995	9.800908	28.87%	0	2009
	12.037639	7.604995	-36.82%	0	2008
	11.593550	12.037639	3.83%	0	2007
	11.017798	11.593550	5.23%	0	2006
	11.034981	11.017798	-0.16%	0	2005
	10.783252	11.034981	2.33%	0	2004
	10.000000	10.783252	7.83%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares – Q/NQ	9.717322	10.752259	10.65%	0	2010
	7.983145	9.717322	21.72%	0	2009
	13.182496	7.983145	-39.44%	0	2008
	13.001391	13.182496	1.39%	0	2007
	11.681967	13.001391	11.29%	0	2006
	11.579886	11.681967	0.88%	0	2005
	10.862589	11.579886	6.60%	0	2004
	10.000000	10.862589	8.63%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	9.564753	10.555645	10.36%	0	2010
	7.875846	9.564753	21.44%	0	2009
	13.042395	7.875846	-39.61%	0	2008
	12.895550	13.042395	1.14%	0	2007
	11.616232	12.895550	11.01%	0	2006
	11.543162	11.616232	0.63%	0	2005
	10.856431	11.543162	6.33%	0	2004
	10.000000	10.856431	8.56%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	9.553541	10.402499	8.89%	0	2010
	8.754214	9.553541	9.13%	0	2009
	12.919224	8.754214	-32.24%	0	2008
	12.231979	12.919224	5.62%	0	2007
	10.963685	12.231979	11.57%	0	2006
	11.188150	10.963685	-2.01%	0	2005
	10.841129	11.188150	3.20%	0	2004
	10.000000	10.841129	8.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	12.072190	13.304725	10.21%	0	2010
	8.217023	12.072190	46.92%	0	2009
	11.539995	8.217023	-28.80%	0	2008
	11.609736	11.539995	-0.60%	0	2007
	10.896714	11.609736	6.54%	0	2006
	11.057208	10.896714	-1.45%	0	2005
	10.417563	11.057208	6.14%	0	2004
	10.000000	10.417563	4.18%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares – Q/NQ	10.205641	10.669487	4.54%	0	2010
	8.794830	10.205641	16.04%	0	2009
	9.845559	8.794830	-10.67%	0	2008
	9.698418	9.845559	1.52%	0	2007
	9.663356	9.698418	0.36%	0	2006
	9.899984	9.663356	-2.39%	0	2005
	9.916073	9.899984	-0.16%	0	2004
	10.000000	9.916073	-0.84%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	10.046473	10.481562	4.33%	0	2010
	8.677788	10.046473	15.77%	0	2009
	9.742363	8.677788	-10.93%	0	2008
	9.619002	9.742363	1.28%	0	2007
	9.605848	9.619002	0.14%	0	2006
	9.871327	9.605848	-2.69%	0	2005
	9.916089	9.871327	-0.45%	0	2004
	10.000000	9.916089	-0.84%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class – Q/NQ	10.067407	11.269412	11.94%	0	2010
	7.868631	10.067407	27.94%	0	2009
	12.737111	7.868631	-38.22%	0	2008
	11.122792	12.737111	14.51%	0	2007
	10.803126	11.122792	2.96%	0	2006
	10.801662	10.803126	0.01%	0	2005
	10.590889	10.801662	1.99%	0	2004
	10.000000	10.590889	5.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	9.954584	11.128494	11.79%	0	2010
	7.802728	9.954584	27.58%	0	2009
	12.643053	7.802728	-38.28%	0	2008
	11.066018	12.643053	14.25%	0	2007
	10.760548	11.066018	2.84%	0	2006
	10.782590	10.760548	-0.20%	0	2005
	10.594480	10.782590	1.78%	0	2004
	10.000000	10.594480	5.94%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Portfolio: Service Class – Q/NQ	10.351085	11.383927	9.98%	0	2010
	8.331793	10.351085	24.24%	0	2009
	12.149387	8.331793	-31.42%	0	2008
	10.932954	12.149387	11.13%	0	2007
	10.580465	10.932954	3.33%	0	2006
	10.565116	10.580465	0.15%	0	2005
	10.407568	10.565116	1.51%	0	2004
	10.000000	10.407568	4.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager: Growth Portfolio: Service Class 2 – Q/NQ	10.261975	11.268318	9.81%	0	2010
	8.271579	10.261975	24.06%	0	2009
	12.076172	8.271579	-31.50%	0	2008
	10.884423	12.076172	10.95%	0	2007
	10.543269	10.884423	3.24%	0	2006
	10.542909	10.543269	0.00%	0	2005
	10.403593	10.542909	1.34%	0	2004
	10.000000	10.403593	4.04%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	10.192110	11.586978	13.69%	0	2010
	7.645513	10.192110	33.31%	0	2009
	12.027941	7.645513	-36.44%	0	2008
	11.465774	12.027941	4.90%	0	2007
	10.658314	11.465774	7.58%	0	2006
	10.473355	10.658314	1.77%	0	2005
	10.310998	10.473355	1.57%	0	2004
	10.000000	10.310998	3.11%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	10.107952	11.468677	13.46%	0	2010
	7.584282	10.107952	33.28%	0	2009
	11.954387	7.584282	-36.56%	0	2008
	11.414421	11.954387	4.73%	0	2007
	10.623960	11.414421	7.44%	0	2006
	10.447814	10.623960	1.69%	0	2005
	10.312826	10.447814	1.31%	0	2004
	10.000000	10.312826	3.13%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	10.060286	11.436838	13.68%	0	2010
	7.689512	10.060286	30.83%	0	2009
	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.646826	10.378259	-2.42%	0	2004
	10.000000	10.646826	6.47%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	10.060286	11.436838	13.68%	0	2010
	7.689512	10.060286	30.83%	0	2009
	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.635051	10.378259	-2.41%	0	2004
	10.000000	10.635051	6.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	9.480158	10.512630	10.89%	0	2010
	7.566934	9.480158	25.28%	0	2009
	13.708714	7.566934	-44.80%	0	2008
	14.032058	13.708714	-2.30%	0	2007
	12.126907	14.032058	15.71%	0	2006
	11.899731	12.126907	1.91%	0	2005
	11.088270	11.899731	7.32%	0	2004
	10.000000	11.088270	10.88%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	9.390496	10.397749	10.73%	0	2010
	7.503875	9.390496	25.14%	0	2009
	13.620053	7.503875	-44.91%	0	2008
	13.961286	13.620053	-2.44%	0	2007
	12.080926	13.961286	15.56%	0	2006
	11.875666	12.080926	1.73%	0	2005
	11.080691	11.875666	7.17%	0	2004
	10.000000	11.080691	10.81%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	8.920213	9.855121	10.48%	0	2010
	7.280707	8.920213	22.52%	0	2009
	12.979444	7.280707	-43.91%	0	2008
	12.030105	12.979444	7.89%	0	2007
	11.047188	12.030105	8.90%	0	2006
	10.661769	11.047188	3.61%	0	2005
	10.463595	10.661769	1.89%	0	2004
	10.000000	10.463595	4.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	8.841299	9.758146	10.37%	0	2010
	7.224530	8.841299	22.38%	0	2009
	12.906582	7.224530	-44.02%	0	2008
	11.977846	12.906582	7.75%	0	2007
	11.014309	11.977846	8.75%	0	2006
	10.642673	11.014309	3.49%	0	2005
	10.467636	10.642673	1.67%	0	2004
	10.000000	10.467636	4.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	8.624987	10.309746	19.53%	0	2010
	6.985466	8.624987	23.47%	0	2009
	13.741682	6.985466	-49.17%	0	2008
	11.243665	13.741682	22.22%	0	2007
	10.932510	11.243665	2.85%	0	2006
	10.736295	10.932510	1.83%	0	2005
	10.790871	10.736295	-0.51%	0	2004
	10.000000	10.790871	7.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.543754	10.196620	19.35%	0	2010
	6.929557	8.543754	23.29%	0	2009
	13.650912	6.929557	-49.24%	0	2008
	11.187983	13.650912	22.01%	0	2007
	10.894659	11.187983	2.69%	0	2006
	10.716426	10.894659	1.66%	0	2005
	10.785656	10.716426	-0.64%	0	2004
	10.000000	10.785656	7.86%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	9.302523	11.176308	20.14%	0	2010
	6.909801	9.302523	34.63%	0	2009
	14.029111	6.909801	-50.75%	0	2008
	12.393132	14.029111	13.20%	0	2007
	11.862312	12.393132	4.47%	0	2006
	11.400675	11.862312	4.05%	0	2005
	10.734692	11.400675	6.20%	0	2004
	10.000000	10.734692	7.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	9.197536	11.049552	20.14%	0	2010
	6.851461	9.197536	34.24%	0	2009
	13.918538	6.851461	-50.77%	0	2008
	12.315826	13.918538	13.01%	0	2007
	11.802639	12.315826	4.35%	0	2006
	11.368377	11.802639	3.82%	0	2005
	10.730138	11.368377	5.95%	0	2004
	10.000000	10.730138	7.30%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	11.522132	12.632499	9.64%	0	2010
	8.317293	11.522132	38.53%	0	2009
	11.519957	8.317293	-27.80%	0	2008
	11.649255	11.519957	-1.11%	0	2007
	10.873746	11.649255	7.13%	0	2006
	11.006788	10.873746	-1.21%	0	2005
	10.435622	11.006788	5.47%	0	2004
	10.000000	10.435622	4.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.411244	12.498236	9.53%	0	2010
	8.255103	11.411244	38.23%	0	2009
	11.445644	8.255103	-27.88%	0	2008
	11.587049	11.445644	-1.22%	0	2007
	10.830606	11.587049	6.98%	0	2006
	10.985726	10.830606	-1.41%	0	2005
	10.423673	10.985726	5.39%	0	2004
	10.000000	10.423673	4.24%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.619871	10.547220	9.64%	0	2010
	6.957560	9.619871	38.27%	0	2009
	9.652020	6.957560	-27.92%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.619871	10.547220	9.64%	0	2010
	6.957560	9.619871	38.27%	0	2009
	9.652020	6.957560	-27.92%	0	2008
	10.000000	9.652020	-3.48%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	9.806813	10.868749	10.83%	0	2010
	8.039352	9.806813	21.99%	0	2009
	13.245070	8.039352	-39.30%	0	2008
	13.040296	13.245070	1.57%	0	2007
	11.693529	13.040296	11.52%	0	2006
	11.576701	11.693529	1.01%	0	2005
	10.862126	11.576701	6.58%	0	2004
	10.000000	10.862126	8.62%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	10.391463	10.793718	3.87%	0	2010
	9.319620	10.391463	11.50%	0	2009
	9.997554	9.319620	-6.78%	0	2008
	9.945967	9.997554	0.52%	0	2007
	9.891493	9.945967	0.55%	0	2006
	10.045000	9.891493	-1.53%	0	2005
	9.980825	10.045000	0.64%	0	2004
	10.000000	9.980825	-0.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	14.740310	18.279587	24.01%	0	2010
	10.926322	14.740310	34.91%	0	2009
	18.748402	10.926322	-41.72%	0	2008
	16.852576	18.748402	11.25%	0	2007
	15.533502	16.852576	8.49%	0	2006
	13.637347	15.533502	13.90%	0	2005
	11.343571	13.637347	20.22%	0	2004
	10.000000	11.343571	13.44%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	14.592078	18.077260	23.88%	0	2010
	10.836808	14.592078	34.65%	0	2009
	18.625034	10.836808	-41.82%	0	2008
	16.763250	18.625034	11.11%	0	2007
	15.476922	16.763250	8.31%	0	2006
	13.609354	15.476922	13.72%	0	2005
	11.330820	13.609354	20.11%	0	2004
	10.000000	11.330820	13.31%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	9.484748	9.160762	-3.42%	0	2010
	9.773597	9.484748	-2.96%	0	2009
	9.845680	9.773597	-0.73%	0	2008
	9.717356	9.845680	1.32%	0	2007
	9.614238	9.717356	1.07%	0	2006
	9.682745	9.614238	-0.71%	0	2005
	9.929738	9.682745	-2.49%	0	2004
	10.000000	9.929738	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	11.973054	13.035428	8.87%	0	2010
	9.828352	11.973054	21.82%	0	2009
	18.173405	9.828352	-45.92%	0	2008
	16.095976	18.173405	12.91%	0	2007
	14.162258	16.095976	13.65%	0	2006
	12.353316	14.162258	14.64%	0	2005
	11.297361	12.353316	9.35%	0	2004
	10.000000	11.297361	12.97%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	11.856324	12.889667	8.72%	0	2010
	9.749319	11.856324	21.61%	0	2009
	18.057752	9.749319	-46.01%	0	2008
	16.014554	18.057752	12.76%	0	2007
	14.111477	16.014554	13.49%	0	2006
	12.328631	14.111477	14.46%	0	2005
	11.292118	12.328631	9.18%	0	2004
	10.000000	11.292118	12.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	10.447657	11.357874	8.71%	0	2010
	8.592368	10.447657	21.59%	0	2009
	15.910769	8.592368	-46.00%	0	2008
	14.109642	15.910769	12.77%	0	2007
	12.428673	14.109642	13.52%	0	2006
	10.862176	12.428673	14.42%	0	2005
	10.000000	10.862176	8.62%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	10.545526	11.482986	8.89%	0	2010
	8.652945	10.545526	21.87%	0	2009
	16.003687	8.652945	-45.93%	0	2008
	14.172049	16.003687	12.92%	0	2007
	12.469163	14.172049	13.66%	0	2006
	10.880788	12.469163	14.60%	0	2005
	10.000000	10.880788	8.81%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	9.112348	10.336989	13.44%	0	2010
	6.644191	9.112348	37.15%	0	2009
	12.898358	6.644191	-48.49%	0	2008
	13.128072	12.898358	-1.75%	0	2007
	11.892776	13.128072	10.39%	0	2006
	11.634249	11.892776	2.22%	0	2005
	10.871191	11.634249	7.02%	0	2004
	10.000000	10.871191	8.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	9.022661	10.216415	13.23%	0	2010
	6.589879	9.022661	36.92%	0	2009
	12.810108	6.589879	-48.56%	0	2008
	13.055218	12.810108	-1.88%	0	2007
	11.842080	13.055218	10.24%	0	2006
	11.611567	11.842080	1.99%	0	2005
	10.864086	11.611567	6.88%	0	2004
	10.000000	10.864086	8.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class – Q/NQ	9.706378	11.826649	21.84%	0	2010
	6.400452	9.706378	51.65%	0	2009
	13.607599	6.400452	-52.96%	0	2008
	13.376907	13.607599	1.72%	0	2007
	11.947065	13.376907	11.97%	0	2006
	12.089438	11.947065	-1.18%	0	2005
	11.007615	12.089438	9.83%	0	2004
	10.000000	11.007615	10.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	9.606513	11.694152	21.73%	0	2010
	6.344457	9.606513	51.42%	0	2009
	13.519044	6.344457	-53.07%	0	2008
	13.309829	13.519044	1.57%	0	2007
	11.906543	13.309829	11.79%	0	2006
	12.063467	11.906543	-1.30%	0	2005
	10.998282	12.063467	9.69%	0	2004
	10.000000	10.998282	9.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund: Class 1 – Q/NQ	9.755880	11.368511	16.53%	0	2010
	8.604817	9.755880	13.38%	0	2009
	12.225276	8.604817	-29.61%	0	2008
	13.005012	12.225276	-6.00%	0	2007
	11.493118	13.005012	13.15%	0	2006
	11.503574	11.493118	-0.09%	0	2005
	10.731928	11.503574	7.19%	0	2004
	10.000000	10.731928	7.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	8.148358	8.656203	6.23%	0	2010
	6.492788	8.148358	25.50%	0	2009
	10.000000	6.492788	-35.07%	0	2008*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 1 – Q/NQ	13.441899	14.075303	4.71%	0	2010
	10.157915	13.441899	32.33%	0	2009
	17.641606	10.157915	-42.42%	0	2008
	15.816295	17.641606	11.54%	0	2007
	13.487199	15.816295	17.27%	0	2006
	12.669288	13.487199	6.46%	0	2005
	11.061419	12.669288	14.54%	0	2004
	10.000000	11.061419	10.61%	0	2003*

Invesco – Invesco V.I. Capital Appreciation Fund: Series II – Q/NQ	8.192138	9.093592	11.00%	0	2010
	7.043186	8.192138	16.31%	0	2009
	12.742169	7.043186	-44.73%	0	2008
	11.838545	12.742169	7.63%	0	2007
	11.584062	11.838545	2.20%	0	2006
	11.071762	11.584062	4.63%	0	2005
	10.806795	11.071762	2.45%	0	2004
	10.000000	10.806795	8.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Capital Development Fund: Series I – Q/NQ	10.858931	12.427724	14.45%	0	2010
	7.916085	10.858931	37.18%	0	2009
	15.511230	7.916085	-48.97%	0	2008
	14.526755	15.511230	6.78%	0	2007
	12.938150	14.526755	12.28%	0	2006
	12.250081	12.938150	5.62%	0	2005
	11.007860	12.250081	11.28%	0	2004
	10.000000	11.007860	10.08%	0	2003*

Invesco – Invesco V.I. Capital Development Fund: Series II – Q/NQ	9.520485	10.867810	14.15%	0	2010
	6.959002	9.520485	36.81%	0	2009
	13.662176	6.959002	-49.06%	0	2008
	12.829357	13.662176	6.49%	0	2007
	11.452296	12.829357	12.02%	0	2006
	10.876915	11.452296	5.29%	0	2005
	10.000000	10.876915	8.77%	0	2004*

Invesco – Invesco V.I. Core Equity Fund: Series I – Q/NQ	9.225600	9.738457	5.56%	0	2010
	7.463174	9.225600	23.61%	0	2009
	11.088841	7.463174	-32.70%	0	2008
	10.647048	11.088841	4.15%	0	2007
	10.000000	10.647048	6.47%	0	2006*

Invesco – Invesco V.I. Core Equity Fund: Series II – Q/NQ	9.144614	9.625954	5.26%	0	2010
	7.415898	9.144614	23.31%	0	2009
	11.046970	7.415898	-32.87%	0	2008
	10.630234	11.046970	3.92%	0	2007
	10.000000	10.630234	6.30%	0	2006*

Invesco – Invesco V.I. International Growth Fund: Series II – Q/NQ	15.222611	16.516812	8.50%	0	2010
	11.710697	15.222611	29.99%	0	2009
	20.444929	11.710697	-42.72%	0	2008
	18.544479	20.444929	10.25%	0	2007
	15.048967	18.544479	23.23%	0	2006
	13.268368	15.048967	13.42%	0	2005
	11.131919	13.268368	19.19%	0	2004
	10.000000	11.131919	11.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco – Invesco V.I. Mid Cap Core Equity Fund: Series I – Q/NQ	11.919119	13.105142	9.95%	0	2010
	9.500370	11.919119	25.46%	0	2009
	13.795263	9.500370	-31.13%	0	2008
	13.072415	13.795263	5.53%	0	2007
	12.195178	13.072415	7.19%	0	2006
	11.760060	12.195178	3.70%	0	2005
	10.723665	11.760060	9.66%	0	2004
	10.000000	10.723665	7.24%	0	2003*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II – Q/NQ	9.846485	11.343704	15.21%	0	2010
	6.169487	9.846485	59.60%	0	2009
	12.585032	6.169487	-50.98%	0	2008
	11.200210	12.585032	12.36%	0	2007
	11.326123	11.200210	-1.11%	0	2006
	10.919778	11.326123	3.72%	0	2005
	10.614066	10.919778	2.88%	0	2004
	10.000000	10.614066	6.14%	0	2003*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II – Q/NQ	9.942365	11.083392	11.48%	0	2010
	8.036144	9.942365	23.72%	0	2009
	12.993046	8.036144	-38.15%	0	2008
	13.809573	12.993046	-5.91%	0	2007
	12.349679	13.809573	11.82%	0	2006
	12.310194	12.349679	0.32%	0	2005
	10.880171	12.310194	13.14%	0	2004
	10.000000	10.880171	8.80%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.672257	12.222236	4.71%	0	2010
	10.000000	11.672257	16.72%	0	2009*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	9.886939	10.683960	8.06%	0	2010
	7.377233	9.886939	34.02%	0	2009
	12.150657	7.377233	-39.29%	0	2008
	11.360935	12.150657	6.95%	0	2007
	10.987583	11.360935	3.40%	0	2006
	10.940178	10.987583	0.43%	0	2005
	10.418475	10.940178	5.01%	0	2004
	10.000000	10.418475	4.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	7.736206	9.631074	24.49%	0	2010
	5.684407	7.736206	36.10%	0	2009
	12.189483	5.684407	-53.37%	0	2008
	11.554956	12.189483	5.49%	0	2007
	11.722382	11.554956	-1.43%	0	2006
	11.827195	11.722382	-0.89%	0	2005
	10.732106	11.827195	10.20%	0	2004
	10.000000	10.732106	7.32%	0	2003*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	10.701300	14.017071	30.98%	0	2010
	6.817158	10.701300	56.98%	0	2009
	11.699860	6.817158	-41.73%	0	2008
	11.878313	11.699860	-1.50%	0	2007
	10.915743	11.878313	8.82%	0	2006
	10.785320	10.915743	1.21%	0	2005
	10.539514	10.785320	2.33%	0	2004
	10.000000	10.539514	5.40%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	11.553303	12.380504	7.16%	0	2010
	9.792453	11.553303	17.98%	0	2009
	15.112360	9.792453	-35.20%	0	2008
	14.580740	15.112360	3.65%	0	2007
	12.556542	14.580740	16.12%	0	2006
	12.239260	12.556542	2.59%	0	2005
	11.062664	12.239260	10.64%	0	2004
	10.000000	11.062664	10.63%	0	2003*

MFS® Variable Insurance Trust II – MFS® International Value Portfolio: Service Class – Q/NQ	10.000000	10.579447	5.79%	0	2010*

MTB Group of Funds – MTB Managed Allocation Fund – Moderate Growth II – Q/NQ	9.731737	10.366234	6.52%	0	2010
	8.040305	9.731737	21.04%	0	2009
	11.766533	8.040305	-32.91%	0	2008
	11.427326	11.766533	2.97%	0	2007
	10.739900	11.427326	6.40%	0	2006
	10.717290	10.739900	0.21%	0	2005
	10.499765	10.717290	2.07%	0	2004
	10.000000	10.499765	5.00%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	9.596302	11.359662	18.38%	0	2010
	7.578283	9.596302	26.63%	0	2009
	12.989598	7.578283	-41.66%	0	2008
	12.530396	12.989598	3.66%	0	2007
	11.436549	12.530396	9.56%	0	2006
	11.106843	11.436549	2.97%	0	2005
	10.000000	11.106843	11.07%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.244052	13.349032	9.02%	0	2010
	10.000000	12.244052	22.44%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	8.472582	9.144588	7.93%	0	2010
	7.125206	8.472582	18.91%	0	2009
	10.531297	7.125206	-32.34%	0	2008
	10.299898	10.531297	2.25%	0	2007
	10.000000	10.299898	3.00%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	9.571511	9.774665	2.12%	0	2010
	8.857785	9.571511	8.06%	0	2009
	10.200400	8.857785	-13.16%	0	2008
	10.282293	10.200400	-0.80%	0	2007
	10.000000	10.282293	2.82%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	9.399862	10.080566	7.24%	0	2010
	6.889572	9.399862	36.44%	0	2009
	11.653767	6.889572	-40.88%	0	2008
	10.578078	11.653767	10.17%	0	2007
	10.000000	10.578078	5.78%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	7.833339	8.920853	13.88%	0	2010
	5.858157	7.833339	33.72%	0	2009
	10.899890	5.858157	-46.25%	0	2008
	10.111944	10.899890	7.79%	0	2007
	10.000000	10.111944	1.12%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.250234	7.752512	6.93%	0	2010
	5.757792	7.250234	25.92%	0	2009
	9.649399	5.757792	-40.33%	0	2008
	10.000000	9.649399	-3.51%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.621093	11.580343	9.03%	0	2010
	7.545861	10.621093	40.75%	0	2009
	10.892603	7.545861	-30.72%	0	2008
	10.960244	10.892603	-0.62%	0	2007
	10.284179	10.960244	6.57%	0	2006
	10.000000	10.284179	2.84%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.409498	8.237673	11.18%	0	2010
	5.027453	7.409498	47.38%	0	2009
	10.000000	5.027453	-49.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.637569	9.094410	19.07%	0	2010
	6.026497	7.637569	26.73%	0	2009
	10.000000	6.026497	-39.74%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.619853	9.071894	19.06%	0	2010
	6.024629	7.619853	26.48%	0	2009
	10.000000	6.024629	-39.75%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.786821	8.624968	10.76%	0	2010
	6.255468	7.786821	24.48%	0	2009
	10.000000	6.255468	-37.45%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	8.996970	9.570822	6.38%	0	2010
	7.793070	8.996970	15.45%	0	2009
	10.000000	7.793070	-22.07%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.472770	9.175133	8.29%	0	2010
	7.082322	8.472770	19.63%	0	2009
	10.000000	7.082322	-29.18%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.719148	10.001328	2.90%	0	2010
	8.925172	9.719148	8.90%	0	2009
	10.000000	8.925172	-10.75%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.735285	9.373666	7.31%	0	2010
	7.434475	8.735285	17.50%	0	2009
	10.000000	7.434475	-25.66%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.201738	8.954527	9.18%	0	2010
	6.725016	8.201738	21.96%	0	2009
	10.000000	6.725016	-32.75%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.260280	9.728461	5.06%	0	2010
	8.167047	9.260280	13.39%	0	2009
	10.000000	8.167047	-18.33%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.168832	10.489114	3.15%	0	2010
	9.701724	10.168832	4.81%	0	2009
	10.000000	9.701724	-2.98%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.128294	10.420132	2.88%	0	2010
	9.680228	10.128294	4.63%	0	2009
	10.000000	9.680228	-3.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.866539	11.319553	4.17%	0	2010
	9.685970	10.866539	12.19%	0	2009
	10.000000	9.685970	-3.14%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II – Q/NQ	20.519067	22.917118	11.69%	0	2010
	13.058005	20.519067	57.14%	0	2009
	32.218891	13.058005	-59.47%	0	2008
	23.035152	32.218891	39.87%	0	2007
	17.536604	23.035152	31.35%	0	2006
	13.752227	17.536604	27.52%	0	2005
	11.851031	13.752227	16.04%	0	2004
	10.000000	11.851031	18.51%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI – Q/NQ	17.371465	19.397619	11.66%	0	2010
	11.054930	17.371465	57.14%	0	2009
	27.233590	11.054930	-59.41%	0	2008
	19.436247	27.233590	40.12%	0	2007
	14.770648	19.436247	31.59%	0	2006
	11.569404	14.770648	27.67%	0	2005
	10.000000	11.569404	15.69%	0	2004*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.294426	10.393021	0.96%	0	2010
	10.404626	10.294426	-1.06%	0	2009
	10.024790	10.404626	3.79%	0	2008
	9.711379	10.024790	3.23%	0	2007
	9.752379	9.711379	-0.42%	0	2006
	9.800927	9.752379	-0.50%	0	2005
	9.850846	9.800927	-0.51%	0	2004
	10.000000	9.850846	-1.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.700997	7.296233	8.88%	0	2010
	5.372593	6.700997	24.73%	0	2009
	10.000000	5.372593	-46.27%	0	2008*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	10.757412	11.881425	10.45%	0	2010
	8.777105	10.757412	22.56%	0	2009
	14.425009	8.777105	-39.15%	0	2008
	14.132458	14.425009	2.07%	0	2007
	12.549384	14.132458	12.61%	0	2006
	12.066271	12.549384	4.00%	0	2005
	10.982748	12.066271	9.87%	0	2004
	10.000000	10.982748	9.83%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.354906	12.014433	5.81%	0	2010
	10.000000	11.354906	13.55%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.905432	12.851239	7.94%	0	2010
	10.000000	11.905432	19.05%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	10.068080	10.272304	2.03%	0	2010
	9.579200	10.068080	5.10%	0	2009
	10.579344	9.579200	-9.45%	0	2008
	10.421519	10.579344	1.51%	0	2007
	10.187233	10.421519	2.30%	0	2006
	10.233646	10.187233	-0.45%	0	2005
	10.149122	10.233646	0.83%	0	2004
	10.000000	10.149122	1.49%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	10.508263	11.229956	6.87%	0	2010
	9.154540	10.508263	14.79%	0	2009
	12.371392	9.154540	-26.00%	0	2008
	12.154730	12.371392	1.78%	0	2007
	11.327793	12.154730	7.30%	0	2006
	11.159272	11.327793	1.51%	0	2005
	10.573615	11.159272	5.54%	0	2004
	10.000000	10.573615	5.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	10.783596	11.723814	8.72%	0	2010
	8.997415	10.783596	19.85%	0	2009
	13.611740	8.997415	-33.90%	0	2008
	13.311537	13.611740	2.26%	0	2007
	12.060634	13.311537	10.37%	0	2006
	11.689439	12.060634	3.18%	0	2005
	10.823276	11.689439	8.00%	0	2004
	10.000000	10.823276	8.23%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	10.363091	10.835391	4.56%	0	2010
	9.388537	10.363091	10.38%	0	2009
	11.469988	9.388537	-18.15%	0	2008
	11.247819	11.469988	1.98%	0	2007
	10.765898	11.247819	4.48%	0	2006
	10.692871	10.765898	0.68%	0	2005
	10.356463	10.692871	3.25%	0	2004
	10.000000	10.356463	3.56%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I – Q/NQ	11.682068	14.205453	21.60%	0	2010
	8.865913	11.682068	31.76%	0	2009
	14.483952	8.865913	-38.79%	0	2008
	13.978940	14.483952	3.61%	0	2007
	13.201527	13.978940	5.89%	0	2006
	12.221324	13.201527	8.02%	0	2005
	10.959966	12.221324	11.51%	0	2004
	10.000000	10.959966	9.60%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	11.542486	13.998329	21.28%	0	2010
	8.776321	11.542486	31.52%	0	2009
	14.371780	8.776321	-38.93%	0	2008
	13.894938	14.371780	3.43%	0	2007
	13.139756	13.894938	5.75%	0	2006
	12.186003	13.139756	7.83%	0	2005
	10.949835	12.186003	11.29%	0	2004
	10.000000	10.949835	9.50%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.186079	8.850799	-3.65%	0	2010
	9.530074	9.186079	-3.61%	0	2009
	9.692055	9.530074	-1.67%	0	2008
	9.601113	9.692055	0.95%	0	2007
	9.531989	9.601113	0.73%	0	2006
	9.635011	9.531989	-1.07%	0	2005
	9.919528	9.635011	-2.87%	0	2004
	10.000000	9.919528	-0.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.834232	8.590672	9.66%	0	2010
	5.973924	7.834232	31.14%	0	2009
	10.000000	5.973924	-40.26%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III – Q/NQ	9.284947	9.493192	2.24%	0	2010
	7.422168	9.284947	25.10%	0	2009
	14.355467	7.422168	-48.30%	0	2008
	14.478031	14.355467	-0.85%	0	2007
	12.240509	14.478031	18.28%	0	2006

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	9.148061	9.330137	1.99%	0	2010
	7.332312	9.148061	24.76%	0	2009
	14.213079	7.332312	-48.41%	0	2008
	14.366981	14.213079	-1.07%	0	2007
	12.180398	14.366981	17.95%	0	2006
	11.306214	12.180398	7.73%	0	2005
	10.000000	11.306214	13.06%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.732483	8.594762	11.15%	0	2010
	6.204293	7.732483	24.63%	0	2009
	10.000000	6.204293	-37.96%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.602041	8.258397	8.63%	0	2010
	6.192565	7.602041	22.76%	0	2009
	10.000000	6.192565	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.466640	9.098651	21.86%	0	2010
	6.116036	7.466640	22.08%	0	2009
	10.000000	6.116036	-38.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.286431	9.551729	15.27%	0	2010
	6.591839	8.286431	25.71%	0	2009
	10.000000	6.591839	-34.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	7.919270	9.546122	20.54%	0	2010
	6.462387	7.919270	22.54%	0	2009
	12.546713	6.462387	-48.49%	0	2008
	11.894616	12.546713	5.48%	0	2007
	11.986312	11.894616	-0.77%	0	2006
	11.545736	11.986312	3.82%	0	2005
	10.588669	11.545736	9.04%	0	2004
	10.000000	10.588669	5.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I – Q/NQ	10.370178	12.650413	21.99%	0	2010
	8.527595	10.370178	21.61%	0	2009
	13.045968	8.527595	-34.63%	0	2008
	14.546074	13.045968	-10.31%	0	2007
	12.869879	14.546074	13.02%	0	2006
	12.957733	12.869879	-0.68%	0	2005
	11.465132	12.957733	13.02%	0	2004
	10.000000	11.465132	14.65%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	10.212844	12.445676	21.86%	0	2010
	8.421901	10.212844	21.27%	0	2009
	12.912454	8.421901	-34.78%	0	2008
	14.449154	12.912454	-10.64%	0	2007
	12.805624	14.449154	12.83%	0	2006
	12.929622	12.805624	-0.96%	0	2005
	11.469816	12.929622	12.73%	0	2004
	10.000000	11.469816	14.70%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I – Q/NQ	11.220756	13.549112	20.75%	0	2010
	8.645640	11.220756	29.79%	0	2009
	14.518432	8.645640	-40.45%	0	2008
	14.756985	14.518432	-1.62%	0	2007
	13.668970	14.756985	7.96%	0	2006
	12.629439	13.668970	8.23%	0	2005
	11.012767	12.629439	14.68%	0	2004
	10.000000	11.012767	10.13%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	11.048713	13.305151	20.42%	0	2010
	8.530334	11.048713	29.52%	0	2009
	14.363254	8.530334	-40.61%	0	2008
	14.633296	14.363254	-1.85%	0	2007
	13.589145	14.633296	7.68%	0	2006
	12.590579	13.589145	7.93%	0	2005
	11.000924	12.590579	14.45%	0	2004
	10.000000	11.000924	10.01%	0	2003*

NVIT NVIT Nationwide Fund: Class II – Q/NQ	7.426660	8.102036	9.09%	0	2010
	6.139095	7.426660	20.97%	0	2009
	10.913529	6.139095	-43.75%	0	2008
	10.500398	10.913529	3.93%	0	2007
	10.000000	10.500398	5.00%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class II - Q/NQ	6.908981	8.642414	25.09%	0	2010
	5.494413	6.908981	25.75%	0	2009
	10.000000	5.494413	-45.06%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.010345	9.878377	-1.32%	0	2010
	9.699875	10.010345	3.20%	0	2009
	10.000000	9.699875	-3.00%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.088400	14.028293	7.18%	0	2010
	10.000000	13.088400	30.88%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.740097	13.355602	4.83%	0	2010
	10.000000	12.740097	27.40%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.718628	13.298420	4.56%	0	2010
	10.000000	12.718628	27.19%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.715093	13.028818	2.47%	0	2010
	10.000000	12.715093	27.15%	0	2009*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3 – Q/NQ	11.292173	12.618518	11.75%	0	2010
	8.389572	11.292173	34.60%	0	2009
	14.560663	8.389572	-42.38%	0	2008
	14.214481	14.560663	2.44%	0	2007
	12.534238	14.214481	13.41%	0	2006
	11.376401	12.534238	10.18%	0	2005
	10.000000	11.376401	13.76%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	11.135808	12.410871	11.45%	0	2010
	8.292202	11.135808	34.29%	0	2009
	14.428504	8.292202	-42.53%	0	2008
	14.122532	14.428504	2.17%	0	2007
	12.483858	14.122532	13.13%	0	2006
	11.359547	12.483858	9.90%	0	2005
	10.000000	11.359547	13.60%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Non-Service Shares – Q/NQ	12.969768	14.491963	11.74%	0	2010
	9.630801	12.969768	34.67%	0	2009
	16.713305	9.630801	-42.38%	0	2008
	16.318782	16.713305	2.42%	0	2007
	14.389359	16.318782	13.41%	0	2006
	13.063564	14.389359	10.15%	0	2005
	11.377837	13.063564	14.82%	0	2004
	10.000000	11.377837	13.78%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	12.774309	14.241312	11.48%	0	2010
	9.514080	12.774309	34.27%	0	2009
	16.550152	9.514080	-42.51%	0	2008
	16.195735	16.550152	2.19%	0	2007
	14.320836	16.195735	13.09%	0	2006
	13.029617	14.320836	9.91%	0	2005
	11.375481	13.029617	14.54%	0	2004
	10.000000	11.375481	13.75%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA: Service Shares – Q/NQ	10.880767	12.032512	10.59%	0	2010
	9.537177	10.880767	14.09%	0	2009
	11.575303	9.537177	-17.61%	0	2008
	10.968411	11.575303	5.53%	0	2007
	10.614905	10.968411	3.33%	0	2006
	10.749440	10.614905	-1.25%	0	2005
	10.288844	10.749440	4.48%	0	2004
	10.000000	10.288844	2.89%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3 – Q/NQ	2.340375	2.586136	10.50%	0	2010
	1.916327	2.340375	22.13%	0	2009
	9.423791	1.916327	-79.67%	0	2008
	10.000000	9.423791	-5.76%	0	2007*

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Non-Service Shares – Q/NQ	2.713930	3.002274	10.62%	0	2010
	2.247666	2.713930	20.74%	0	2009
	10.939595	2.247666	-79.45%	0	2008
	11.367895	10.939595	-3.77%	0	2007
	10.781335	11.367895	5.44%	0	2006
	10.935632	10.781335	-1.41%	0	2005
	10.415879	10.935632	4.99%	0	2004
	10.000000	10.415879	4.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	9.374198	10.461772	11.60%	0	2010
	7.601438	9.374198	23.32%	0	2009
	12.855694	7.601438	-40.87%	0	2008
	12.813455	12.855694	0.33%	0	2007
	11.587314	12.813455	10.58%	0	2006
	11.372080	11.587314	1.89%	0	2005
	10.813798	11.372080	5.16%	0	2004
	10.000000	10.813798	8.14%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares – Q/NQ	11.339108	13.482920	18.91%	0	2010
	8.578157	11.339108	32.19%	0	2009
	14.321886	8.578157	-40.10%	0	2008
	15.049657	14.321886	-4.84%	0	2007
	13.581279	15.049657	10.81%	0	2006
	12.821982	13.581279	5.92%	0	2005
	11.143401	12.821982	15.06%	0	2004
	10.000000	11.143401	11.43%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares – Q/NQ	7.354360	8.720004	18.57%	0	2010
	5.576358	7.354360	31.88%	0	2009
	9.336317	5.576358	-40.27%	0	2008
	9.828875	9.336317	-5.01%	0	2007
	10.000000	9.828875	-1.71%	0	2006*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.697153	11.272679	5.38%	0	2010
	10.000000	10.697153	6.97%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.775353	10.920445	1.35%	0	2010
	10.000000	10.775353	7.75%	0	2009*

Putnam Variable Trust – Putnam VT Growth & Income Fund: Class IB – Q/NQ	8.921837	9.832425	10.21%	0	2010
	7.133274	8.921837	25.07%	0	2009
	12.077982	7.133274	-40.94%	0	2008
	13.344084	12.077982	-9.49%	0	2007
	11.947150	13.344084	11.69%	0	2006
	11.782359	11.947150	1.40%	0	2005
	11.005673	11.782359	7.06%	0	2004
	10.000000	11.005673	10.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	11.281097	11.959548	6.01%	0	2010
	9.394428	11.281097	20.08%	0	2009
	17.397758	9.394428	-46.00%	0	2008
	16.666060	17.397758	4.39%	0	2007
	13.541716	16.666060	23.07%	0	2006
	12.525374	13.541716	8.11%	0	2005
	11.187749	12.525374	11.96%	0	2004
	10.000000	11.187749	11.88%	0	2003*

Putnam Variable Trust – Putnam VT Small Cap Value Fund: Class IB – Q/NQ	10.174828	12.351221	21.39%	0	2010
	8.028737	10.174828	26.73%	0	2009
	13.743263	8.028737	-41.58%	0	2008
	16.346345	13.743263	-15.92%	0	2007
	14.462544	16.346345	13.03%	0	2006
	14.022586	14.462544	3.14%	0	2005
	11.530757	14.022586	21.61%	0	2004
	10.000000	11.530757	15.31%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	10.722609	12.480374	16.39%	0	2010
	6.790000	10.722609	57.92%	0	2009
	11.192653	6.790000	-39.34%	0	2008
	11.011179	11.192653	1.65%	0	2007
	10.838103	11.011179	1.60%	0	2006
	10.641619	10.838103	1.85%	0	2005
	10.515496	10.641619	1.20%	0	2004
	10.000000	10.515498	5.15%	0	2003*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	9.230718	9.503856	2.96%	0	2010
	8.758719	9.230718	5.39%	0	2009
	10.152051	8.758719	-13.72%	0	2008
	10.016048	10.152051	1.36%	0	2007
	10.037002	10.016048	-0.21%	0	2006
	10.021906	10.037002	0.15%	0	2005
	9.994478	10.021906	0.27%	0	2004
	10.000000	9.994478	-0.06%	0	2003*

Van Eck VIP Trust – Van Eck VIP Global Hard Assets Fund: Class RI – Q/NQ	10.000000	11.626326	16.26%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.878273	15.730847	22.15%	0	2010
	10.000000	12.878273	28.78%	0	2009*

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
127,367 shares (cost $1,734,231)	$1,845,548
Investors Growth Stock Series - Service Class (MIGSC)
174,376 shares (cost $1,591,326)	1,876,288
Mid Cap Growth Series - Service Class (MMCGSC)
417,289 shares (cost $2,608,917)	2,436,965
New Discovery Series - Service Class (MNDSC)
154,643 shares (cost $1,844,909)	2,743,364
Value Series - Service Class (MVFSC)
303,425 shares (cost $3,864,442)	3,892,946
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
5,024 shares (cost $68,975)	77,514
Core Plus Fixed Income Portfolio - Class II (MSVF2)
58,342 shares (cost $568,651)	582,832
Managed Allocation Fund - Moderate Growth II (VFMG2)
1,428,203 shares (cost $13,961,757)	13,596,491
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
5,892 shares (cost $68,147)	64,640
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
1,273 shares (cost $15,977)	18,014
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
300,468 shares (cost $4,777,426)	5,201,109
American Funds NVIT Bond Fund - Class II (GVABD2)
216,659 shares (cost $2,160,262)	2,396,245
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
110,552 shares (cost $2,162,438)	2,413,348
American Funds NVIT Growth Fund - Class II (GVAGR2)
54,321 shares (cost $2,398,767)	2,949,101
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
23,472 shares (cost $661,900)	865,398
Federated NVIT High Income Bond Fund - Class III (HIBF3)
42,524 shares (cost $256,497)	290,867
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
58,251 shares (cost $779,370)	759,589
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
537,563 shares (cost $5,561,713)	7,058,206
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
18,328 shares (cost $140,530)	164,405
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
11,802 shares (cost $98,988)	104,920
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
6,940 shares (cost $69,968)	71,759
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
4,537 shares (cost $39,788)	40,609
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
66,003 shares (cost $588,283)	688,411
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
49,292 shares (cost $398,454)	499,818
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
50,415 shares (cost $508,763)	526,835
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
251,985 shares (cost $2,169,820)	2,592,925
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
52,010 shares (cost $496,910)	517,501
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
145,412 shares (cost $1,426,277)	1,528,280
NVIT Core Bond Fund - Class I (NVCBD1)
1,558 shares (cost $16,149)	16,401
NVIT Core Bond Fund - Class II (NVCBD2)
46,823 shares (cost $492,324)	492,114
NVIT Core Plus Bond Fund - Class II (NVLCP2)
25,898 shares (cost $287,173)	287,207
NVIT Fund - Class II (TRF2)
26,809 shares (cost $199,325)	243,160
NVIT Government Bond Fund - Class I (GBF)
1,099,773 shares (cost $12,981,521)	12,636,397
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
945,635 shares (cost $10,096,443)	8,775,491
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
27,363 shares (cost $337,200)	355,714
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,662 shares (cost $20,887)	23,678
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,326,024 shares (cost $13,075,146)	13,512,181
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,779,368 shares (cost $63,647,301)	61,030,125
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,778,700 shares (cost $31,508,160)	28,898,475
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,736,938 shares (cost $18,254,096)	18,098,899
NVIT Mid Cap Index Fund - Class I (MCIF)
47,277 shares (cost $772,588)	872,732
NVIT Mid Cap Index Fund - Class II (MCIF2)
198,327 shares (cost $3,450,592)	3,645,243
NVIT Money Market Fund - Class I (SAM)
22,008,802 shares (cost $22,008,802)	22,008,802
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2,609 shares (cost $21,895)	25,468
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
13,320 shares (cost $201,609)	135,328
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
125,544 shares (cost $1,321,580)	1,269,248
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
6,846 shares (cost $55,844)	65,650
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
488,912 shares (cost $3,734,867)	4,380,648
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
21,312 shares (cost $175,042)	225,055
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
16,377 shares (cost $142,233)	168,682
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
77,809 shares (cost $1,244,961)	1,174,916
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,172 shares (cost $94,544)	148,100
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
208,544 shares (cost $1,960,194)	2,150,087
NVIT Multi-Manager Small Company Fund - Class I (SCF)
29,118 shares (cost $584,865)	525,864
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
143,128 shares (cost $2,392,985)	2,526,216
NVIT Short Term Bond Fund - Class II (NVSTB2)
62,495 shares (cost $643,065)	646,198
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,019,023 shares (cost $60,848,025)	61,048,956
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
3,320,960 shares (cost $50,146,553)	50,312,539
Templeton NVIT International Value Fund - Class III (NVTIV3)
5,720 shares (cost $76,440)	71,668
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
219,883 shares (cost $1,480,141)	1,888,793
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
37,786 shares (cost $418,606)	430,760
Low Duration Portfolio - Advisor Class (PMVLAD)
169,166 shares (cost $1,745,625)	1,766,091
V.I. Capital Appreciation Fund - Series II (AVCA2)
50,483 shares (cost $1,202,430)	1,157,060
V.I. Capital Development Fund - Series I (AVCDI)
6,484 shares (cost $70,928)	86,955
V.I. Capital Development Fund - Series II (AVCD2)
19,529 shares (cost $242,712)	254,263
V.I. Core Equity Fund - Series I (AVGI)
10,667 shares (cost $267,038)	288,327
V.I. Core Equity Fund - Series II (AVCE2)
28,706 shares (cost $703,913)	769,906
V.I. International Growth Fund - Series II (AVIE2)
15,289 shares (cost $270,051)	433,445
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
28,060 shares (cost $319,766)	347,662
VPS Growth and Income Portfolio - Class B (ALVGIB)
173,554 shares (cost $3,703,172)	2,952,157
VPS International Value Portfolio - Class B (ALVIVB)
67,309 shares (cost $1,290,164)	994,155
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
41,531 shares (cost $1,095,566)	1,124,668
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
301,794 shares (cost $4,750,009)	5,091,268
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
46,836 shares (cost $544,418)	571,405
Stock Index Fund, Inc. - Initial Shares (DSIF)
37,086 shares (cost $907,292)	1,100,328
Stock Index Fund, Inc. - Service Shares (DSIFS)
70,047 shares (cost $2,081,622)	2,080,397
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
5,855 shares (cost $143,971)	175,053
Capital Appreciation Fund II - Service Shares (FCA2S)
269,722 shares (cost $1,642,238)	1,726,219
High Income Bond Fund II - Service Shares (FHIBS)
875,768 shares (cost $5,214,011)	6,130,379
Kaufmann Fund II - Primary Shares (FVK2)
28,952 shares (cost $378,500)	433,119
Quality Bond Fund II - Primary Shares (FQB)
248,473 shares (cost $2,671,330)	2,869,867
Quality Bond Fund II - Service Shares (FQBS)
628,234 shares (cost $6,665,757)	7,224,688
Contrafund Portfolio - Service Class 2 (FC2)
7 shares (cost $171)	172
Equity-Income Portfolio - Initial Class (FEIP)
607,136 shares (cost $14,132,876)	11,547,726
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
246,932 shares (cost $2,228,010)	2,417,461
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

High Income Portfolio - Initial Class (FHIP)
1,914,583 shares (cost $11,059,749)	10,664,228
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
131,721 shares (cost $1,723,482)	1,912,595
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
113,472 shares (cost $1,357,373)	1,636,267
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
38,037 shares (cost $508,790)	546,213
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
181,822 shares (cost $2,567,428)	2,643,691
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
140,832 shares (cost $1,996,469)	2,035,029
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
83,219 shares (cost $1,170,852)	1,190,037
VIP Fund - Balanced Portfolio - Initial Class (FBP)
1,177,039 shares (cost $15,979,199)	18,244,105
VIP Fund - Balanced Portfolio - Service Class (FBS)
306,031 shares (cost $4,304,757)	4,728,186
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
162,420 shares (cost $2,279,581)	2,483,409
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
4 shares (cost $87)	89
VIP Fund - Contrafund Portfolio - Service Class (FCS)
51 shares (cost $1,124)	1,212
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
164,757 shares (cost $1,447,519)	1,369,134
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
21,376 shares (cost $197,955)	179,769
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
535,597 shares (cost $12,591,561)	10,154,910
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
825,543 shares (cost $19,419,410)	15,478,932
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
472,519 shares (cost $6,309,727)	5,967,916
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
574,383 shares (cost $7,492,140)	7,202,763
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
366,891 shares (cost $5,004,025)	4,560,449
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
625 shares (cost $11,020)	11,203
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
4 shares (cost $64)	76
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
35 shares (cost $628)	631
VIP Fund - Growth Portfolio - Initial Class (FGP)
320,417 shares (cost $9,711,785)	11,884,284
VIP Fund - Growth Portfolio - Service Class (FGS)
326,658 shares (cost $10,245,510)	12,083,086
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
248,190 shares (cost $8,682,782)	9,113,546
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
198,267 shares (cost $1,035,480)	1,100,380
VIP Fund - High Income Portfolio - Service Class (FHIS)
901,554 shares (cost $5,156,622)	4,994,607
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
778,310 shares (cost $4,248,076)	4,241,788
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
283,274 shares (cost $1,378,911)	1,543,842
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - High Income Portfolio - Service Class R (FHISR)
85,406 shares (cost $414,904)	471,441
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
180,987 shares (cost $24,603,160)	23,960,841
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,612,903 shares (cost $19,969,937)	20,693,544
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
104,561 shares (cost $3,118,925)	3,418,110
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
271,502 shares (cost $8,060,913)	8,829,237
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
695,631 shares (cost $20,442,990)	22,350,623
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
13,599,823 shares (cost $13,599,823)	13,599,822
VIP Fund - Overseas Portfolio - Initial Class (FOP)
671,093 shares (cost $12,983,947)	11,254,234
VIP Fund - Overseas Portfolio - Service Class (FOS)
222,533 shares (cost $3,704,345)	3,716,309
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
141,332 shares (cost $2,660,580)	2,348,939
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
173,081 shares (cost $2,852,201)	2,852,373
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
34,942 shares (cost $657,273)	582,830
VIP Fund - Value Portfolio - Service Class 2 (FV2)
45,823 shares (cost $576,820)	499,468
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
30,171 shares (cost $224,778)	292,962
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
22,836 shares (cost $281,662)	250,967
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
7,347 shares (cost $58,449)	66,046
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
98,266 shares (cost $792,641)	863,760
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
72,958 shares (cost $1,287,168)	1,397,152
Templeton Foreign Securities Fund - Class 1 (TIF)
22,874 shares (cost $310,756)	332,593
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
52,437 shares (cost $375,841)	404,292
Socially Responsive Portfolio - I Class Shares (AMSRS)
20,768 shares (cost $237,123)	308,611
Capital Appreciation Fund/VA - Service Class (OVCAFS)
8 shares (cost $301)	315
Global Securities Fund/VA - Class 3 (OVGS3)
19,543 shares (cost $573,275)	596,058
Global Securities Fund/VA - Class 4 (OVGS4)
159,386 shares (cost $4,871,067)	4,794,321
Global Securities Fund/VA - Non-Service Shares (OVGS)
7,073 shares (cost $205,348)	214,297
Global Securities Fund/VA - Service Class (OVGSS)
93,595 shares (cost $2,626,766)	2,811,593
High Income Fund/VA - Class 3 (OVHI3)
91,276 shares (cost $148,581)	195,330
High Income Fund/VA - Non-Service Shares (OVHI)
74,929 shares (cost $544,517)	159,599
Main Street Fund(R)/VA - Service Class (OVGIS)
300,493 shares (cost $6,068,225)	6,223,206
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
34,356 shares (cost $530,033)	606,724
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
15,104 shares (cost $172,536)	264,318
Strategic Bond Fund/VA - Service Class (OVSBS)
2,044,373 shares (cost $11,077,259)	11,612,036
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
10,904 shares (cost $149,103)	176,973
Putnam VT International Equity Fund - IB Shares (PVTIGB)
14,843 shares (cost $228,767)	174,848
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
10,719 shares (cost $129,892)	147,710
Putnam VT Voyager Fund - IB Shares (PVTVB)
35,545 shares (cost $1,107,508)	1,374,185
Capital Growth Portfolio - Class II (ACEG2)
57,736 shares (cost $1,675,008)	1,933,566
Comstock Portfolio - Class II (ACC2)
576,449 shares (cost $7,365,245)	6,727,156
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
10,381 shares (cost $334,736)	391,156
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
148,239 shares (cost $1,345,319)	1,469,282
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
24,922 shares (cost $181,126)	200,624

Total Investments	$699,977,322

Accounts Payable	(45,751)

$699,931,571

Contract Owners’ Equity:
Accumulation units	698,798,253
Contracts in payout (annuitization) period (note 1f)	1,133,318

Total Contract Owners’ Equity (note 5)	$699,931,571

See accompanying notes to financial statements.

8

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA3	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2
Reinvested dividends	$11,411,945	19,354	5,800	-	-	62,878	-	43,645
Mortality and expense risk charges (note 2)	(8,677,664)	(14,296)	(25,806)	(30,460)	(27,794)	(54,371)	(337)	(9,350)

Net investment income (loss)	2,734,281	5,058	(20,006)	(30,460)	(27,794)	8,507	(337)	34,295

Realized gain (loss) on investments	(37,324,642)	23,390	70,381	(327,918)	(152,830)	(364,227)	106	(67,227)
Change in unrealized gain (loss) on investments	118,488,197	73,426	137,865	922,303	906,944	718,562	8,539	82,431

Net gain (loss) on investments	81,163,555	96,816	208,246	594,385	754,114	354,335	8,645	15,204

Reinvested capital gains	2,081,638	10,512	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,979,474	112,386	188,240	563,925	726,320	362,842	8,308	49,499

Investment Activity:	VFMG2	NVAGF3	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$91,859	3,624	32	86,787	56,023	20,373	3,925	7,793
Mortality and expense risk charges (note 2)	(150,346)	(986)	(100)	(61,185)	(30,030)	(25,955)	(26,915)	(8,442)

Net investment income (loss)	(58,487)	2,638	(68)	25,602	25,993	(5,582)	(22,990)	(649)

Realized gain (loss) on investments	(639,654)	1,724	290	(434,166)	(8,975)	(288,254)	(369,170)	(35,777)
Change in unrealized gain (loss) on investments	1,913,128	(600)	2,037	943,171	110,143	502,163	768,400	110,405

Net gain (loss) on investments	1,273,474	1,124	2,327	509,005	101,168	213,909	399,230	74,628

Reinvested capital gains	-	1,664	57	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,214,987	5,426	2,316	534,607	127,161	208,327	376,240	73,979

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR2	NVCRA2	NVCRB2
Reinvested dividends	$24,799	-	-	1,283	153	377	80	6,748
Mortality and expense risk charges (note 2)	(3,359)	(8,133)	(74,610)	(2,372)	(1,390)	(414)	(286)	(8,334)

Net investment income (loss)	21,440	(8,133)	(74,610)	(1,089)	(1,237)	(37)	(206)	(1,586)

Realized gain (loss) on investments	(8,974)	(25,540)	(1,365,766)	(915)	10,143	753	1,439	66,636
Change in unrealized gain (loss) on investments	20,724	121,844	2,334,212	17,066	(2,134)	(546)	(1,395)	(2,465)

Net gain (loss) on investments	11,750	96,304	968,446	16,151	8,009	207	44	64,171

Reinvested capital gains	-	-	-	-	9,010	-	2,870	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,190	88,171	893,836	15,062	15,782	170	2,708	62,585

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2
Reinvested dividends	$3,567	7,052	23,059	722	11,895	430	16,026	11,112
Mortality and expense risk charges (note 2)	(5,866)	(6,932)	(29,074)	(1,551)	(13,948)	(180)	(7,830)	(5,578)

Net investment income (loss)	(2,299)	120	(6,015)	(829)	(2,053)	250	8,196	5,534

Realized gain (loss) on investments	36,775	57,504	254,576	18,203	96,758	283	47,858	10,562
Change in unrealized gain (loss) on investments	19,707	(31,965)	(8,464)	244	28,902	109	(16,640)	10,963

Net gain (loss) on investments	56,482	25,539	246,112	18,447	125,660	392	31,218	21,525

Reinvested capital gains	24	7,476	-	-	2,398	157	5,659	7,815

Net increase (decrease) in contract owners’ equity resulting from operations	$54,207	33,135	240,097	17,618	126,005	799	45,073	34,874

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TRF2	GBF	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$1,802	429,731	165,910	2,728	158	320,374	1,373,525	611,840
Mortality and expense risk charges (note 2)	(2,922)	(172,977)	(125,396)	(2,597)	(155)	(172,642)	(826,816)	(400,336)

Net investment income (loss)	(1,120)	256,754	40,514	131	3	147,732	546,709	211,504

Realized gain (loss) on investments	(3,847)	320,715	(1,248,435)	(2,037)	20	(269,308)	(2,160,462)	(1,258,624)
Change in unrealized gain (loss) on investments	31,421	(466,670)	2,263,758	18,975	2,157	692,749	7,456,513	4,286,680

Net gain (loss) on investments	27,574	(145,955)	1,015,323	16,938	2,177	423,441	5,296,051	3,028,056

Reinvested capital gains	-	476,648	-	609	31	37,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,454	587,447	1,055,837	17,678	2,211	608,203	5,842,760	3,239,560

Investment Activity:	GVDMC	MCIF	MCIF2	SAM	NVMIG6	GVDIV3	GVDIV6	NVMLG2
Reinvested dividends	$471,125	10,585	35,886	31	155	2,928	26,565	-
Mortality and expense risk charges (note 2)	(258,875)	(9,458)	(43,504)	(277,595)	(386)	(1,401)	(15,354)	(845)

Net investment income (loss)	212,250	1,127	(7,618)	(277,564)	(231)	1,527	11,211	(845)

Realized gain (loss) on investments	(821,145)	(10,468)	(229,216)	-	322	(13,028)	(595,243)	11,630
Change in unrealized gain (loss) on investments	2,037,136	188,454	1,019,522	-	1,872	17,317	639,832	(4,756)

Net gain (loss) on investments	1,215,991	177,986	790,306	-	2,194	4,289	44,589	6,874

Reinvested capital gains	-	886	3,727	-	-	-	-	2,844

Net increase (decrease) in contract owners’ equity resulting from operations	$1,428,241	179,999	786,415	(277,564)	1,963	5,816	55,800	8,873

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$22,608	-	2,868	-	809	9,621	1,414	1,383
Mortality and expense risk charges (note 2)	(56,458)	(1,919)	(2,579)	(11,792)	(1,504)	(28,044)	(5,548)	(30,997)

Net investment income (loss)	(33,850)	(1,919)	289	(11,792)	(695)	(18,423)	(4,134)	(29,614)

Realized gain (loss) on investments	140,241	17,291	24,445	(112,790)	4,611	(620,993)	(60,659)	(538,332)
Change in unrealized gain (loss) on investments	162,006	25,826	712	337,458	26,889	1,101,661	168,999	1,097,344

Net gain (loss) on investments	302,247	43,117	25,157	224,668	31,500	480,668	108,340	559,012

Reinvested capital gains	191,876	-	9,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$460,273	41,198	35,173	212,876	30,805	462,245	104,206	529,398

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2	PMVFAD	PMVLAD	AVCA2
Reinvested dividends	$10,485	2,907	2,767	1,363	29,846	3,525	39,331	5,700
Mortality and expense risk charges (note 2)	(9,453)	(50,633)	(31,651)	(736)	(20,374)	(2,938)	(29,652)	(14,546)

Net investment income (loss)	1,032	(47,726)	(28,884)	627	9,472	587	9,679	(8,846)

Realized gain (loss) on investments	18,639	(1,064)	1,807	(2,118)	162,053	(267)	14,636	(30,600)
Change in unrealized gain (loss) on investments	(10,501)	200,004	165,095	(6,079)	146,831	16,603	78,844	182,288

Net gain (loss) on investments	8,138	198,940	166,902	(8,197)	308,884	16,336	93,480	151,688

Reinvested capital gains	1,200	16,948	13,160	9,393	143,851	3,547	5,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,370	168,162	151,178	1,823	462,207	20,470	108,985	142,842

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVCDI	AVCD2	AVGI	AVCE2	AVIE2	AVMCCI	ALVGIB	ALVIVB
Reinvested dividends	$-	-	3,560	6,605	7,523	2,140	-	27,742
Mortality and expense risk charges (note 2)	(1,013)	(2,783)	(4,275)	(12,291)	(5,600)	(5,100)	(38,431)	(15,121)

Net investment income (loss)	(1,013)	(2,783)	(715)	(5,686)	1,923	(2,960)	(38,431)	12,621

Realized gain (loss) on investments	(22,234)	(69,361)	(921)	(30,932)	92,546	(46,023)	(427,807)	2,401
Change in unrealized gain (loss) on investments	37,835	111,321	23,824	81,939	(57,099)	94,449	782,644	(18,927)

Net gain (loss) on investments	15,601	41,960	22,903	51,007	35,447	48,426	354,837	(16,526)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,588	39,177	22,188	45,321	37,370	45,466	316,406	(3,905)

Investment Activity:	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS	DSRG	FCA2S	FALFS
Reinvested dividends	$3,645	16,022	3,387	21,311	33,363	2,330	9,645	17,264
Mortality and expense risk charges (note 2)	(14,737)	(65,046)	(6,301)	(13,731)	(26,602)	(2,785)	(20,373)	(2,304)

Net investment income (loss)	(11,092)	(49,024)	(2,914)	7,580	6,761	(455)	(10,728)	14,960

Realized gain (loss) on investments	52,371	(288,970)	(77,826)	(229,836)	(165,918)	16,091	30,694	(687,471)
Change in unrealized gain (loss) on investments	35,339	1,520,672	204,838	349,989	416,010	12,278	132,352	707,289

Net gain (loss) on investments	87,710	1,231,702	127,012	120,153	250,092	28,369	163,046	19,818

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$76,618	1,182,678	124,098	127,733	256,853	27,914	152,318	34,778

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVIE2	FVK2	FVGS2	FQB	FQBS	FC2	FEIP
Reinvested dividends	$559,348	241	-	-	154,845	437,331	12,116	199,162
Mortality and expense risk charges (note 2)	(78,503)	(183)	(3,873)	(1,012)	(33,257)	(97,048)	(245,686)	(159,643)

Net investment income (loss)	480,845	58	(3,873)	(1,012)	121,588	340,283	(233,570)	39,519

Realized gain (loss) on investments	(378,241)	7,710	792	(137,772)	(4,725)	83,852	(6,899,422)	(818,010)
Change in unrealized gain (loss) on investments	693,496	(14,509)	54,619	154,334	100,979	165,996	9,785,531	2,192,762

Net gain (loss) on investments	315,255	(6,799)	55,411	16,562	96,254	249,848	2,886,109	1,374,752

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$796,100	(6,741)	51,538	15,550	217,842	590,131	2,652,539	1,414,271

Investment Activity:	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2
Reinvested dividends	$6,439	801,207	19,733	16,628	4,068	45,625	30,903	16,547
Mortality and expense risk charges (note 2)	(32,088)	(150,565)	(23,280)	(15,084)	(5,526)	(37,524)	(20,172)	(13,046)

Net investment income (loss)	(25,649)	650,642	(3,547)	1,544	(1,458)	8,101	10,731	3,501

Realized gain (loss) on investments	(669,593)	(249,819)	15,495	8,563	7,359	(47,046)	(4,480)	8,170
Change in unrealized gain (loss) on investments	1,264,806	838,998	219,423	204,360	65,386	346,155	231,320	129,172

Net gain (loss) on investments	595,213	589,179	234,918	212,923	72,745	299,109	226,840	137,342

Reinvested capital gains	-	-	5,481	5,056	1,695	13,747	9,981	5,888

Net increase (decrease) in contract owners’ equity resulting from operations	$569,564	1,239,821	236,852	219,523	72,982	320,957	247,552	146,731

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FBP	FBS	FB2	FCP	FCS	FDCA2	FDCAS	FEIS
Reinvested dividends	$284,647	70,639	34,333	12,102	8,491	3,033	462	164,508
Mortality and expense risk charges (note 2)	(240,745)	(46,925)	(26,308)	(315,354)	(157,521)	(14,371)	(1,898)	(101,254)

Net investment income (loss)	43,902	23,714	8,025	(303,252)	(149,030)	(11,338)	(1,436)	63,254

Realized gain (loss) on investments	46,087	207,151	2,102	(2,980,110)	(2,753,630)	(102,732)	(24,674)	(697,009)
Change in unrealized gain (loss) on investments	2,441,313	491,936	340,827	6,362,199	5,089,170	313,014	55,184	1,915,503

Net gain (loss) on investments	2,487,400	699,087	342,929	3,382,089	2,335,540	210,282	30,510	1,218,494

Reinvested capital gains	93,958	25,523	13,122	-	1	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,625,260	748,324	364,076	3,078,837	2,186,511	198,944	29,074	1,281,748

Investment Activity:	FEI2	FGIP	FGIS	FGI2	FGOP	FGOS	FGO2	FGP
Reinvested dividends	$236,385	40,164	41,195	20,182	21	-	-	29,340
Mortality and expense risk charges (note 2)	(185,611)	(81,701)	(69,148)	(50,639)	(422,961)	(72,974)	(13,561)	(150,176)

Net investment income (loss)	50,774	(41,537)	(27,953)	(30,457)	(422,940)	(72,974)	(13,561)	(120,836)

Realized gain (loss) on investments	(1,905,183)	82,623	(335,796)	(172,927)	(3,272,580)	(335,971)	288,256	(194,453)
Change in unrealized gain (loss) on investments	3,820,841	666,580	1,244,232	736,568	10,280,181	2,016,772	9,486	2,453,932

Net gain (loss) on investments	1,915,658	749,203	908,436	563,641	7,007,601	1,680,801	297,742	2,259,479

Reinvested capital gains	-	-	-	-	-	-	-	36,063

Net increase (decrease) in contract owners’ equity resulting from operations	$1,966,432	707,666	880,483	533,184	6,584,661	1,607,827	284,181	2,174,706

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP
Reinvested dividends	$18,969	2,488	82,298	371,387	314,136	113,793	33,771	438,765
Mortality and expense risk charges (note 2)	(110,686)	(100,218)	(16,152)	(51,376)	(54,767)	(22,617)	(4,510)	(271,229)

Net investment income (loss)	(91,717)	(97,730)	66,146	320,011	259,369	91,176	29,261	167,536

Realized gain (loss) on investments	(345,231)	63,973	153,881	(190,284)	(252,818)	149,739	44,617	104,740
Change in unrealized gain (loss) on investments	2,714,527	1,796,776	(85,116)	486,570	575,702	(17,441)	(19,765)	2,244,829

Net gain (loss) on investments	2,369,296	1,860,749	68,765	296,286	322,884	132,298	24,852	2,349,569

Reinvested capital gains	37,199	29,197	-	-	-	-	-	454,912

Net increase (decrease) in contract owners’ equity resulting from operations	$2,314,778	1,792,216	134,911	616,297	582,253	223,474	54,113	2,972,017

Investment Activity:	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS	FO2
Reinvested dividends	$748,275	11,503	20,843	24,505	25,587	147,515	45,469	25,279
Mortality and expense risk charges (note 2)	(261,175)	(40,290)	(83,397)	(263,257)	(181,946)	(152,088)	(34,670)	(24,964)

Net investment income (loss)	487,100	(28,787)	(62,554)	(238,752)	(156,359)	(4,573)	10,799	315

Realized gain (loss) on investments	227,801	(32,581)	(298,309)	(1,348,707)	-	(106,024)	106,079	(17,694)
Change in unrealized gain (loss) on investments	438,158	806,929	2,375,827	6,918,373	-	1,209,574	272,185	260,020

Net gain (loss) on investments	665,959	774,348	2,077,518	5,569,666	-	1,103,550	378,264	242,326

Reinvested capital gains	227,455	9,993	26,893	75,021	7,900	20,116	6,687	4,190

Net increase (decrease) in contract owners’ equity resulting from operations	$1,380,514	755,554	2,041,857	5,405,935	(148,459)	1,119,093	395,750	246,831

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI
Reinvested dividends	$31,309	7,019	5,170	1,172	3,111	-	-	23,939
Mortality and expense risk charges (note 2)	(35,323)	(5,895)	(5,385)	(2,867)	(2,310)	(594)	(11,416)	(14,943)

Net investment income (loss)	(4,014)	1,124	(215)	(1,695)	801	(594)	(11,416)	8,996

Realized gain (loss) on investments	(975,917)	(89,868)	(24,592)	(69,298)	(7,480)	(12,712)	(168,049)	4,631
Change in unrealized gain (loss) on investments	1,251,297	139,732	96,629	133,133	42,740	26,067	369,249	232,056

Net gain (loss) on investments	275,380	49,864	72,037	63,835	35,260	13,355	201,200	236,687

Reinvested capital gains	5,077	1,032	317	-	158	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$276,443	52,020	72,139	62,140	36,219	12,761	189,784	245,683

Investment Activity:	TIF	FTVFA2	AMSRS	OVCAFS	OVGS3	OVGS4	OVGS	OVGSS
Reinvested dividends	$6,659	8,232	83	-	8,272	64,404	4,054	40,826
Mortality and expense risk charges (note 2)	(3,556)	(4,473)	(3,238)	(70,980)	(6,201)	(57,150)	(2,743)	(36,223)

Net investment income (loss)	3,103	3,759	(3,155)	(70,980)	2,071	7,254	1,311	4,603

Realized gain (loss) on investments	942	39,357	(321)	515,265	(22,387)	(374,753)	8,950	47,515
Change in unrealized gain (loss) on investments	18,934	(19,773)	51,112	(95,983)	98,577	1,003,649	21,896	329,515

Net gain (loss) on investments	19,876	19,584	50,791	419,282	76,190	628,896	30,846	377,030

Reinvested capital gains	-	31	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,979	23,374	47,636	348,302	78,261	636,150	32,157	381,633

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVGIS	OVSC	OVSCS	OVSBS	PVGIB	PVTIGB
Reinvested dividends	$12,838	12,281	63,690	4,079	1,316	1,134,780	2,710	6,378
Mortality and expense risk charges (note 2)	(2,092)	(1,903)	(76,906)	(6,522)	(3,006)	(146,115)	(2,044)	(1,832)

Net investment income (loss)	10,746	10,378	(13,216)	(2,443)	(1,690)	988,665	666	4,546

Realized gain (loss) on investments	(93,442)	(233,036)	(90,844)	20,981	(1,485)	144,504	(1,834)	(42,428)
Change in unrealized gain (loss) on investments	107,228	244,424	904,401	105,080	55,117	514,387	22,739	48,557

Net gain (loss) on investments	13,786	11,388	813,557	126,061	53,632	658,891	20,905	6,129

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,532	21,766	800,341	123,618	51,942	1,647,556	21,571	10,675

Investment Activity:	PVTSCB	PVTVB	ACEG2	ACC2	VWHAR	WRASP	WFVSCG
Reinvested dividends	$557	15,098	-	10,269	-	17,518	-
Mortality and expense risk charges (note 2)	(1,807)	(14,811)	(27,309)	(85,884)	(1,019)	(16,508)	(2,824)

Net investment income (loss)	(1,250)	287	(27,309)	(75,615)	(1,019)	1,010	(2,824)

Realized gain (loss) on investments	(88,067)	152,949	168,250	(687,308)	94	33,986	(3,980)
Change in unrealized gain (loss) on investments	124,956	43,318	185,601	1,666,640	56,420	53,615	6,398

Net gain (loss) on investments	36,889	196,267	353,851	979,332	56,514	87,601	2,418

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,639	196,554	326,542	903,717	55,495	88,611	(406)

See accompanying notes to financial statements.

18

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA3		JARLCS		MIGSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,734,281	4,618,221	5,058	11,098	-	(761)	(20,006)	(18,932)
Realized gain (loss) on investments	(37,324,642)	(64,653,221)	23,390	3,787	-	(100,180)	70,381	(124,831)
Change in unrealized gain (loss) on investments	118,488,197	213,853,843	73,426	37,891	-	116,533	137,865	752,563
Reinvested capital gains	2,081,638	7,049,164	10,512	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,979,474	160,868,007	112,386	52,776	-	15,592	188,240	608,800

Equity transactions:
Purchase payments received from contract owners (note 3)	19,211,225	21,045,121	55,468	374,117	-	352	18,345	17,353
Transfers between funds	-	-	734,969	803,770	-	(198,371)	(18,681)	(210,369)
Redemptions (note 3)	(192,934,479)	(167,586,083)	(284,498)	(3,232)	-	(14,057)	(471,380)	(382,993)
Annuity benefits	(192,710)	(165,909)	-	-	-	-	(731)	(835)
Contract maintenance charges (note 2)	(45,638)	(50,301)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(216,883)	(525,516)	(249)	-	-	(174)	(1,078)	(3,300)
Adjustments to maintain reserves	(520)	(269,197)	26	(4)	-	(12)	(87)	(920)

Net equity transactions	(174,179,005)	(147,551,885)	505,716	1,174,651	-	(212,262)	(473,612)	(581,064)

Net change in contract owners’ equity	(88,199,531)	13,316,122	618,102	1,227,427	-	(196,670)	(285,372)	27,736
Contract owners’ equity beginning of period	788,131,102	774,814,980	1,227,427	-	-	196,670	2,161,504	2,133,768

Contract owners’ equity end of period	$699,931,571	788,131,102	1,845,529	1,227,427	-	-	1,876,132	2,161,504

CHANGES IN UNITS:
Beginning units	62,967,784	76,510,891	101,563	-	-	17,772	217,516	296,075
Units purchased	21,294,483	14,581,562	102,200	105,023	-	656	42,741	29,874
Units redeemed	(33,944,481)	(28,124,669)	(63,124)	(3,460)	-	(18,428)	(90,915)	(108,433)

Ending units	50,317,786	62,967,784	140,639	101,563	-	-	169,342	217,516

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MMCGSC		MNDSC		MVFSC		MVIVSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(30,460)	(30,598)	(27,794)	(22,570)	8,507	(3,735)	(337)	-
Realized gain (loss) on investments	(327,918)	(349,044)	(152,830)	(370,824)	(364,227)	(507,744)	106	-
Change in unrealized gain (loss) on investments	922,303	1,148,755	906,944	1,269,033	718,562	1,339,037	8,539	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	563,925	769,113	726,320	875,639	362,842	827,558	8,308	-

Equity transactions:
Purchase payments received from contract owners (note 3)	71,516	32,161	43,508	105,432	175,785	372,599	1,120	-
Transfers between funds	(56,157)	38,158	274,351	326,645	(118,033)	(53,806)	68,681	-
Redemptions (note 3)	(697,991)	(490,219)	(565,127)	(479,004)	(1,448,894)	(955,024)	(595)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,098)	(2,113)	(363)	(1,256)	(3,286)	(2,827)	-	-
Adjustments to maintain reserves	130	(249)	(234)	(224)	(258)	(1,191)	(2)	-

Net equity transactions	(683,600)	(422,262)	(247,865)	(48,407)	(1,394,686)	(640,249)	69,204	-

Net change in contract owners’ equity	(119,675)	346,851	478,455	827,232	(1,031,844)	187,309	77,512	-
Contract owners’ equity beginning of period	2,556,546	2,209,695	2,264,792	1,437,560	4,924,645	4,737,336	-	-

Contract owners’ equity end of period	$2,436,871	2,556,546	2,743,247	2,264,792	3,892,801	4,924,645	77,512	-

CHANGES IN UNITS:
Beginning units	358,057	433,328	202,161	206,391	386,745	450,686	-	-
Units purchased	85,666	63,702	79,054	97,214	94,589	134,540	7,260	-
Units redeemed	(177,486)	(138,973)	(99,425)	(101,444)	(204,665)	(198,481)	(58)	-

Ending units	266,237	358,057	181,790	202,161	276,669	386,745	7,202	-

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSVF2		VFMG2		NVAGF3		NVAMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$34,295	88,547	(58,487)	(161,981)	2,638	2,208	(68)	(1)
Realized gain (loss) on investments	(67,227)	(137,702)	(639,654)	(2,808,289)	1,724	(99)	290	(46)
Change in unrealized gain (loss) on investments	82,431	136,909	1,913,128	5,643,449	(600)	(2,908)	2,037	-
Reinvested capital gains	-	-	-	81,205	1,664	322	57	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,499	87,754	1,214,987	2,754,384	5,426	(477)	2,316	(47)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	36,462	305,010	185,448	-	4,000	-	-
Transfers between funds	(185,183)	(23,768)	(238,465)	(2,283,265)	41,709	68,937	18,938	47
Redemptions (note 3)	(236,927)	(521,398)	(2,660,740)	(2,760,707)	(50,995)	(3,953)	(3,240)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(54)	(2,189)	(3,232)	(19,829)	-	-	-	-
Adjustments to maintain reserves	(40)	(59)	191	(447)	(1)	(9)	(14)	-

Net equity transactions	(422,204)	(510,952)	(2,597,236)	(4,878,800)	(9,287)	68,975	15,684	47

Net change in contract owners’ equity	(372,705)	(423,198)	(1,382,249)	(2,124,416)	(3,861)	68,498	18,000	-
Contract owners’ equity beginning of period	955,504	1,378,702	14,978,687	17,103,103	68,498	-	-	-

Contract owners’ equity end of period	$582,799	955,504	13,596,438	14,978,687	64,637	68,498	18,000	-

CHANGES IN UNITS:
Beginning units	87,666	136,564	1,286,972	1,828,065	6,049	-	-	-
Units purchased	23,476	28,827	103,073	54,864	3,501	6,398	1,546	215
Units redeemed	(60,777)	(77,725)	(323,656)	(595,957)	(4,221)	(349)	(251)	(215)

Ending units	50,365	87,666	1,066,389	1,286,972	5,329	6,049	1,295	-

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$25,602	(58,197)	25,993	(24,126)	(5,582)	(25,937)	(22,990)	(26,586)
Realized gain (loss) on investments	(434,166)	(339,069)	(8,975)	(146,519)	(288,254)	(509,107)	(369,170)	(570,592)
Change in unrealized gain (loss) on investments	943,171	1,396,805	110,143	465,056	502,163	1,081,905	768,400	1,047,536
Reinvested capital gains	-	133,247	-	909	-	172,168	-	268,575

Net increase (decrease) in contract owners’ equity resulting from operations	534,607	1,132,786	127,161	295,320	208,327	719,029	376,240	718,933

Equity transactions:
Purchase payments received from contract owners (note 3)	111,149	72,891	109,212	85,422	69,614	117,289	19,658	136,597
Transfers between funds	(144,927)	1,074,543	(66,502)	1,052,207	(4,070)	226,764	630,613	503,605
Redemptions (note 3)	(1,360,050)	(533,741)	(649,344)	(710,564)	(598,163)	(410,313)	(627,397)	(541,672)
Annuity benefits	-	-	-	-	(3,133)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,524)	(6,972)	(1,048)	(798)	(817)	(590)	(449)	285
Adjustments to maintain reserves	(75)	(198)	(126)	(96)	209	(215)	223	(190)

Net equity transactions	(1,395,427)	606,523	(607,808)	426,171	(536,360)	(67,065)	22,648	98,625

Net change in contract owners’ equity	(860,820)	1,739,309	(480,647)	721,491	(328,033)	651,964	398,888	817,558
Contract owners’ equity beginning of period	6,061,808	4,322,499	2,876,845	2,155,354	2,741,327	2,089,363	2,550,130	1,732,572

Contract owners’ equity end of period	$5,200,988	6,061,808	2,396,198	2,876,845	2,413,294	2,741,327	2,949,018	2,550,130

CHANGES IN UNITS:
Beginning units	651,642	567,533	273,839	227,907	265,398	283,306	296,662	276,634
Units purchased	185,865	219,870	103,148	187,841	83,050	103,627	133,572	150,097
Units redeemed	(334,848)	(135,761)	(160,256)	(141,909)	(137,951)	(121,535)	(137,857)	(130,069)

Ending units	502,659	651,642	216,731	273,839	210,497	265,398	292,377	296,662

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGI2		HIBF3		GEM2		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(649)	(9,305)	21,440	21,413	(8,133)	(987)	(74,610)	(15,385)
Realized gain (loss) on investments	(35,777)	(89,189)	(8,974)	(10,033)	(25,540)	(53,309)	(1,365,766)	(2,547,125)
Change in unrealized gain (loss) on investments	110,405	311,583	20,724	80,139	121,844	394,416	2,334,212	4,882,945
Reinvested capital gains	-	22,746	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,979	235,835	33,190	91,519	88,171	340,120	893,836	2,320,435

Equity transactions:
Purchase payments received from contract owners (note 3)	17,461	39,945	14,870	11,322	-	(11)	193,977	136,008
Transfers between funds	64,041	315,992	5,184	87,310	(31,971)	(37,477)	1,018,225	520,367
Redemptions (note 3)	(292,032)	(110,429)	(49,310)	(31,023)	(153,456)	(105,714)	(1,292,015)	(892,304)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(96)	(244)	-	-	(28)	(389)	(2,170)	(3,389)
Adjustments to maintain reserves	40	(70)	(24)	(14)	(10)	(112)	(59)	(308)

Net equity transactions	(210,586)	245,194	(29,280)	67,595	(185,465)	(143,703)	(82,042)	(239,626)

Net change in contract owners’ equity	(136,607)	481,029	3,910	159,114	(97,294)	196,417	811,794	2,080,809
Contract owners’ equity beginning of period	1,001,949	520,920	286,940	127,826	856,908	660,491	6,246,312	4,165,503

Contract owners’ equity end of period	$865,342	1,001,949	290,850	286,940	759,614	856,908	7,058,106	6,246,312

CHANGES IN UNITS:
Beginning units	128,907	86,788	24,087	15,462	32,278	40,444	313,458	337,634
Units purchased	30,778	89,575	10,960	12,104	3,111	12,528	186,567	185,099
Units redeemed	(58,436)	(47,456)	(13,404)	(3,479)	(10,547)	(20,694)	(192,938)	(209,275)

Ending units	101,249	128,907	21,643	24,087	24,842	32,278	307,087	313,458

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		NVNMO2		NVNSR2		NVCRA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,089)	(460)	(1,237)	(570)	(37)	(47)	(206)	(57)
Realized gain (loss) on investments	(915)	(32,725)	10,143	(4,627)	753	181	1,439	(2,550)
Change in unrealized gain (loss) on investments	17,066	71,546	(2,134)	18,889	(546)	2,336	(1,395)	1,899
Reinvested capital gains	-	-	9,010	242	-	-	2,870	5

Net increase (decrease) in contract owners’ equity resulting from operations	15,062	38,361	15,782	13,934	170	2,470	2,708	(703)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,625	-	6,870	-	1,440	4,559	1,795	34,388
Transfers between funds	54,978	69,871	(28,255)	81,331	131,259	7,700	27,903	6,904
Redemptions (note 3)	(115,929)	(5,211)	(1,055)	(284)	(75,038)	(797)	(15,603)	(24,648)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	-	-	-	(1)	-	(17)	(141)
Adjustments to maintain reserves	(33)	(13)	(15)	(19)	(4)	(5)	13	(5)

Net equity transactions	(56,364)	64,647	(22,455)	81,028	57,656	11,457	14,091	16,498

Net change in contract owners’ equity	(41,302)	103,008	(6,673)	94,962	57,826	13,927	16,799	15,795
Contract owners’ equity beginning of period	205,684	102,676	111,575	16,613	13,927	-	23,819	8,024

Contract owners’ equity end of period	$164,382	205,684	104,902	111,575	71,753	13,927	40,618	23,819

CHANGES IN UNITS:
Beginning units	29,502	18,797	14,452	3,251	1,750	-	2,949	1,264
Units purchased	19,861	17,964	8,211	14,629	18,717	1,861	6,851	6,136
Units redeemed	(28,335)	(7,259)	(10,777)	(3,428)	(13,060)	(111)	(5,390)	(4,451)

Ending units	21,028	29,502	11,886	14,452	7,407	1,750	4,410	2,949

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,586)	5,939	(2,299)	2,098	120	9,401	(6,015)	14,791
Realized gain (loss) on investments	66,636	58,900	36,775	(42,402)	57,504	14,610	254,576	(56,213)
Change in unrealized gain (loss) on investments	(2,465)	104,390	19,707	132,955	(31,965)	48,748	(8,464)	480,594
Reinvested capital gains	-	-	24	-	7,476	1,478	-	116

Net increase (decrease) in contract owners’ equity resulting from operations	62,585	169,229	54,207	92,651	33,135	74,237	240,097	439,288

Equity transactions:
Purchase payments received from contract owners (note 3)	25,026	48,410	17,250	86,037	2,352	118,099	138,156	289,690
Transfers between funds	114,210	908,758	69,269	286,791	666	286,939	686,911	1,730,201
Redemptions (note 3)	(379,310)	(571,210)	(185,376)	(72,105)	(237,781)	(130,618)	(955,680)	(310,272)
Annuity benefits	-	-	-	-	-	-	(2,812)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(297)	(581)	(1,614)	(519)	(285)	(2,755)
Adjustments to maintain reserves	3,911	(12)	(17)	(4)	(20)	2	122,609	(17)

Net equity transactions	(236,163)	385,946	(99,171)	300,138	(236,397)	273,903	(11,101)	1,706,847

Net change in contract owners’ equity	(173,578)	555,175	(44,964)	392,789	(203,262)	348,140	228,996	2,146,135
Contract owners’ equity beginning of period	861,990	306,815	544,765	151,976	730,090	381,950	2,486,373	340,238

Contract owners’ equity end of period	$688,412	861,990	499,801	544,765	526,828	730,090	2,715,369	2,486,373

CHANGES IN UNITS:
Beginning units	91,943	38,787	61,751	21,071	72,094	42,097	272,785	44,997
Units purchased	18,589	146,787	29,587	57,050	32,928	80,314	165,757	292,883
Units redeemed	(43,553)	(93,631)	(40,449)	(16,370)	(55,891)	(50,317)	(180,452)	(65,095)

Ending units	66,979	91,943	50,889	61,751	49,131	72,094	258,090	272,785

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(829)	596	(2,053)	5,357	250	461	8,196	8,063
Realized gain (loss) on investments	18,203	9,365	96,758	16,147	283	3,477	47,858	8,415
Change in unrealized gain (loss) on investments	244	17,645	28,902	63,046	109	143	(16,640)	16,009
Reinvested capital gains	-	57	2,398	413	157	131	5,659	2,694

Net increase (decrease) in contract owners’ equity resulting from operations	17,618	27,663	126,005	84,963	799	4,212	45,073	35,181

Equity transactions:
Purchase payments received from contract owners (note 3)	16,930	64,374	15,692	158,752	-	-	15,766	-
Transfers between funds	410,125	133,720	1,140,506	595,512	5,967	55,813	331,348	544,637
Redemptions (note 3)	(82,548)	(111,365)	(532,563)	(236,867)	(372)	(50,015)	(461,144)	(51,374)
Annuity benefits	-	-	-	-	-	-	(3,362)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75)	(1,412)	(239)	(945)	-	-	(52)	-
Adjustments to maintain reserves	2	(10)	1	(20)	(6)	(8)	43	(19)

Net equity transactions	344,434	85,307	623,397	516,432	5,589	5,790	(117,401)	493,244

Net change in contract owners’ equity	362,052	112,970	749,402	601,395	6,388	10,002	(72,328)	528,425
Contract owners’ equity beginning of period	155,447	42,477	778,869	177,474	10,002	-	564,408	35,983

Contract owners’ equity end of period	$517,499	155,447	1,528,271	778,869	16,390	10,002	492,080	564,408

CHANGES IN UNITS:
Beginning units	18,195	6,213	80,979	21,422	945	-	53,305	3,657
Units purchased	55,212	28,689	159,466	89,234	776	5,626	84,741	100,477
Units redeemed	(19,519)	(16,707)	(93,792)	(29,677)	(258)	(4,681)	(95,216)	(50,829)

Ending units	53,888	18,195	146,653	80,979	1,463	945	42,830	53,305

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVLCP2		TRF2		GBF		GVIDA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,534	13,559	(1,120)	(328)	256,754	411,186	40,514	(31,574)
Realized gain (loss) on investments	10,562	14,068	(3,847)	(9,258)	320,715	228,849	(1,248,435)	(1,057,264)
Change in unrealized gain (loss) on investments	10,963	(11,084)	31,421	35,680	(466,670)	(645,892)	2,263,758	2,671,883
Reinvested capital gains	7,815	13,851	-	-	476,648	249,038	-	525,577

Net increase (decrease) in contract owners’ equity resulting from operations	34,874	30,394	26,454	26,094	587,447	243,181	1,055,837	2,108,622

Equity transactions:
Purchase payments received from contract owners (note 3)	9,000	4,500	3,582	1,561	203,288	466,659	93,365	146,924
Transfers between funds	(235,561)	768,449	(8,045)	187,881	(198,627)	(787,027)	(12,761)	(113,759)
Redemptions (note 3)	(227,117)	(97,774)	(25,755)	(7,523)	(4,854,408)	(4,774,776)	(2,871,350)	(1,547,036)
Annuity benefits	-	-	-	-	(1,008)	(1,334)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(230)	(2,511)	(21)	(26)	(13,595)	(24,266)	(3,329)	(4,252)
Adjustments to maintain reserves	(5)	(27)	(32)	(51)	(455)	(408)	-	(330)

Net equity transactions	(453,913)	672,637	(30,271)	181,842	(4,864,805)	(5,121,152)	(2,794,075)	(1,518,453)

Net change in contract owners’ equity	(419,039)	703,031	(3,817)	207,936	(4,277,358)	(4,877,971)	(1,738,238)	590,169
Contract owners’ equity beginning of period	706,237	3,206	246,948	39,012	16,913,356	21,791,327	10,513,670	9,923,501

Contract owners’ equity end of period	$287,198	706,237	243,131	246,948	12,635,998	16,913,356	8,775,432	10,513,670

CHANGES IN UNITS:
Beginning units	62,464	325	28,643	5,793	1,261,907	1,644,424	862,813	1,027,805
Units purchased	28,877	81,322	13,833	24,103	297,915	412,238	145,843	154,713
Units redeemed	(67,684)	(19,183)	(15,916)	(1,253)	(648,006)	(794,755)	(376,251)	(319,705)

Ending units	23,657	62,464	26,560	28,643	911,816	1,261,907	632,405	862,813

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$131	472	3	377	147,732	104,342	546,709	200,605
Realized gain (loss) on investments	(2,037)	2	20	22,408	(269,308)	(583,530)	(2,160,462)	(3,107,007)
Change in unrealized gain (loss) on investments	18,975	(460)	2,157	634	692,749	1,620,934	7,456,513	13,509,449
Reinvested capital gains	609	724	31	36	37,030	85,948	-	1,745,944

Net increase (decrease) in contract owners’ equity resulting from operations	17,678	738	2,211	23,455	608,203	1,227,694	5,842,760	12,348,991

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	599,512	196,356	1,533,607	1,004,917
Transfers between funds	257,729	100,618	14,497	158,468	2,101,076	906,317	(2,233,779)	(760,542)
Redemptions (note 3)	(20,854)	-	-	(174,952)	(5,171,326)	(5,661,883)	(23,352,608)	(14,109,752)
Annuity benefits	-	-	-	-	(48,803)	(24,187)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(208)	-	-	-	(5,205)	(44,727)	(30,909)	(51,784)
Adjustments to maintain reserves	10	(7)	(16)	1	(63,491)	(4,597)	6,476	(2,202)

Net equity transactions	236,677	100,611	14,481	(16,483)	(2,588,237)	(4,632,721)	(24,077,213)	(13,919,363)

Net change in contract owners’ equity	254,355	101,349	16,692	6,972	(1,980,034)	(3,405,027)	(18,234,453)	(1,570,372)
Contract owners’ equity beginning of period	101,349	-	6,972	-	15,426,998	18,832,025	79,264,359	80,834,731

Contract owners’ equity end of period	$355,704	101,349	23,664	6,972	13,446,964	15,426,998	61,029,906	79,264,359

CHANGES IN UNITS:
Beginning units	8,765	-	577	-	1,264,065	1,662,960	6,413,045	7,705,854
Units purchased	30,610	8,765	1,764	15,460	453,875	239,897	983,092	674,770
Units redeemed	(10,974)	-	(577)	(14,883)	(683,519)	(638,792)	(2,914,276)	(1,967,579)

Ending units	28,401	8,765	1,764	577	1,034,421	1,264,065	4,481,861	6,413,045

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMA		GVDMC		MCIF		MCIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$211,504	(6,853)	212,250	116,847	1,127	(1,240)	(7,618)	(20,207)
Realized gain (loss) on investments	(1,258,624)	(2,413,277)	(821,145)	(1,408,467)	(10,468)	(39,287)	(229,216)	(466,000)
Change in unrealized gain (loss) on investments	4,286,680	7,682,485	2,037,136	3,877,683	188,454	261,197	1,019,522	1,451,798
Reinvested capital gains	-	1,373,321	-	369,079	886	25,889	3,727	110,635

Net increase (decrease) in contract owners’ equity resulting from operations	3,239,560	6,635,676	1,428,241	2,955,142	179,999	246,559	786,415	1,076,226

Equity transactions:
Purchase payments received from contract owners (note 3)	474,251	666,778	815,351	283,241	4,654	3,147	33,525	55,120
Transfers between funds	(2,057,625)	(1,754,055)	681,164	(644,453)	(15,952)	(5,029)	(108,892)	(293,409)
Redemptions (note 3)	(7,714,597)	(5,785,995)	(8,572,546)	(5,376,752)	(205,668)	(62,237)	(975,002)	(611,097)
Annuity benefits	-	-	(31,297)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,240)	(38,223)	(5,277)	(19,910)	(382)	(285)	(1,378)	(1,666)
Adjustments to maintain reserves	5,239	(748)	(76,404)	(620)	(10)	(35)	63	(319)

Net equity transactions	(9,299,972)	(6,912,243)	(7,189,009)	(5,758,494)	(217,358)	(64,439)	(1,051,684)	(851,371)

Net change in contract owners’ equity	(6,060,412)	(276,567)	(5,760,768)	(2,803,352)	(37,359)	182,120	(265,269)	224,855
Contract owners’ equity beginning of period	34,958,737	35,235,304	23,782,611	26,585,963	910,047	727,927	3,910,375	3,685,520

Contract owners’ equity end of period	$28,898,325	34,958,737	18,021,843	23,782,611	872,688	910,047	3,645,106	3,910,375

CHANGES IN UNITS:
Beginning units	2,817,169	3,489,803	1,915,167	2,425,833	66,192	71,732	305,639	388,437
Units purchased	541,419	225,515	453,514	269,711	6,220	10,679	62,324	24,118
Units redeemed	(1,284,357)	(898,149)	(1,041,951)	(780,377)	(21,615)	(16,219)	(140,240)	(106,916)

Ending units	2,074,231	2,817,169	1,326,730	1,915,167	50,797	66,192	227,723	305,639

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG6		GVDIV3		GVDIV6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(277,564)	(503,012)	(231)	30	1,527	1,249	11,211	8,559
Realized gain (loss) on investments	-	-	322	(275)	(13,028)	(52,726)	(595,243)	(1,261,833)
Change in unrealized gain (loss) on investments	-	-	1,872	8,198	17,317	87,477	639,832	1,596,360
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(277,564)	(503,012)	1,963	7,953	5,816	36,000	55,800	343,086

Equity transactions:
Purchase payments received from contract owners (note 3)	7,788,909	8,843,902	-	42	50	201	116,366	14,027
Transfers between funds	1,949,886	638,927	17,355	17,273	455	(6,294)	(64,815)	(244,685)
Redemptions (note 3)	(17,918,858)	(34,661,952)	(3,384)	(29,139)	(16,992)	(37,349)	(520,718)	(390,060)
Annuity benefits	(4,711)	(1,484)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,572)	(97,655)	-	-	-	(422)	(646)	(1,393)
Adjustments to maintain reserves	(8,221)	(11,892)	(10)	(10)	(27)	29	(84)	(144)

Net equity transactions	(8,215,567)	(25,290,154)	13,961	(11,834)	(16,514)	(43,835)	(469,897)	(622,255)

Net change in contract owners’ equity	(8,493,131)	(25,793,166)	15,924	(3,881)	(10,698)	(7,835)	(414,097)	(279,169)
Contract owners’ equity beginning of period	30,494,007	56,287,173	9,533	13,414	146,023	153,858	1,683,311	1,962,480

Contract owners’ equity end of period	$22,000,876	30,494,007	25,457	9,533	135,325	146,023	1,269,214	1,683,311

CHANGES IN UNITS:
Beginning units	2,836,313	5,176,926	1,163	2,205	12,901	17,385	159,390	238,492
Units purchased	2,322,777	2,990,997	6,121	4,503	2,337	293	54,442	71,878
Units redeemed	(3,101,668)	(5,331,610)	(4,521)	(5,545)	(3,297)	(4,777)	(99,644)	(150,980)

Ending units	2,057,422	2,836,313	2,763	1,163	11,941	12,901	114,188	159,390

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLG2		NVMLV2		NVMMG2		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(845)	(455)	(33,850)	(2,654)	(1,919)	(1,197)	289	36
Realized gain (loss) on investments	11,630	(6,608)	140,241	53,390	17,291	4,576	24,445	2,775
Change in unrealized gain (loss) on investments	(4,756)	22,711	162,006	484,901	25,826	28,288	712	26,331
Reinvested capital gains	2,844	-	191,876	-	-	-	9,727	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,873	15,648	460,273	535,637	41,198	31,667	35,173	29,142

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	39,267	43,584	17,806	31,688	-	175
Transfers between funds	24,394	48,248	(178,817)	5,066,044	52,028	85,873	17,289	240,650
Redemptions (note 3)	(40,449)	(6,089)	(1,140,528)	(450,961)	(36,754)	(4,691)	(140,751)	(22,322)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(30)	(9)	(2,147)	(463)	(34)	-	-	-
Adjustments to maintain reserves	(67)	(17)	(125)	(688)	(85)	(60)	(99)	(53)

Net equity transactions	(16,152)	42,133	(1,282,350)	4,657,516	32,961	112,810	(123,561)	218,450

Net change in contract owners’ equity	(7,279)	57,781	(822,077)	5,193,153	74,159	144,477	(88,388)	247,592
Contract owners’ equity beginning of period	72,920	15,139	5,202,609	9,456	150,882	6,405	257,047	9,455

Contract owners’ equity end of period	$65,641	72,920	4,380,532	5,202,609	225,041	150,882	168,659	257,047

CHANGES IN UNITS:
Beginning units	9,045	2,403	657,221	1,504	19,388	1,033	29,701	1,408
Units purchased	4,809	10,912	78,251	765,180	17,916	26,761	6,470	34,469
Units redeemed	(6,712)	(4,270)	(239,136)	(109,463)	(14,260)	(8,406)	(19,707)	(6,176)

Ending units	7,142	9,045	496,336	657,221	23,044	19,388	16,464	29,701

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF2		SCVF		SCVF2		SCF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,792)	(13,312)	(695)	(844)	(18,423)	(20,811)	(4,134)	(4,268)
Realized gain (loss) on investments	(112,790)	(155,070)	4,611	(42,946)	(620,993)	(698,724)	(60,659)	(76,810)
Change in unrealized gain (loss) on investments	337,458	407,255	26,889	79,058	1,101,661	1,247,835	168,999	214,564
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	212,876	238,873	30,805	35,268	462,245	528,300	104,206	133,486

Equity transactions:
Purchase payments received from contract owners (note 3)	19,721	6,353	115	2,272	40,175	60,555	26,119	10,001
Transfers between funds	47,618	(72,079)	(20,177)	25,446	(72,384)	(225,896)	(63,004)	(12,332)
Redemptions (note 3)	(277,179)	(183,042)	(13,375)	(69,817)	(1,002,683)	(443,843)	(52,518)	(67,758)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(121)	(1,303)	(65)	(1,573)	(1,312)	(2,031)	(241)	(218)
Adjustments to maintain reserves	(58)	(157)	(28)	(15)	758	(325)	12	(22)

Net equity transactions	(210,019)	(250,228)	(33,530)	(43,687)	(1,035,446)	(611,540)	(89,632)	(70,329)

Net change in contract owners’ equity	2,857	(11,355)	(2,725)	(8,419)	(573,201)	(83,240)	14,574	63,157
Contract owners’ equity beginning of period	1,171,990	1,183,345	150,799	159,218	2,723,189	2,806,429	511,309	448,152

Contract owners’ equity end of period	$1,174,847	1,171,990	148,074	150,799	2,149,988	2,723,189	525,883	511,309

CHANGES IN UNITS:
Beginning units	142,093	181,123	12,182	16,182	240,942	309,328	38,291	44,543
Units purchased	33,446	27,962	698	4,818	78,506	48,080	12,276	1,091
Units redeemed	(60,862)	(66,992)	(3,380)	(8,818)	(168,707)	(116,466)	(19,648)	(7,343)

Ending units	114,677	142,093	9,500	12,182	150,741	240,942	30,919	38,291

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCF2		NVSTB2		NVOLG1		NVOLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,614)	(29,254)	1,032	4,887	(47,726)	(86)	(28,884)	(82)
Realized gain (loss) on investments	(538,332)	(972,237)	18,639	9,510	(1,064)	1,434	1,807	1,031
Change in unrealized gain (loss) on investments	1,097,344	1,741,621	(10,501)	20,275	200,004	927	165,095	891
Reinvested capital gains	-	-	1,200	2,396	16,948	293	13,160	544

Net increase (decrease) in contract owners’ equity resulting from operations	529,398	740,130	10,370	37,068	168,162	2,568	151,178	2,384

Equity transactions:
Purchase payments received from contract owners (note 3)	44,812	34,016	21,488	45,141	21,477	521	86,179	-
Transfers between funds	(68,227)	(316,786)	251,115	705,557	61,916,512	16,062	50,596,992	30,640
Redemptions (note 3)	(777,647)	(492,937)	(390,048)	(430,119)	(1,075,106)	(376)	(546,017)	(179)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,018)	(8)	-	-
Contingent deferred sales charges (note 2)	(1,377)	(2,452)	(7)	(1,034)	-	-	(936)	-
Adjustments to maintain reserves	(215)	(196)	(47)	(5)	13,352	(3)	(6,257)	(4)

Net equity transactions	(802,654)	(778,355)	(117,499)	319,540	60,875,217	16,196	50,129,961	30,457

Net change in contract owners’ equity	(273,256)	(38,225)	(107,129)	356,608	61,043,379	18,764	50,281,139	32,841
Contract owners’ equity beginning of period	2,799,312	2,837,537	753,304	396,696	18,764	-	32,841	-

Contract owners’ equity end of period	$2,526,056	2,799,312	646,175	753,304	61,062,143	18,764	50,313,980	32,841

CHANGES IN UNITS:
Beginning units	205,252	276,811	72,229	40,233	1,450	-	2,535	-
Units purchased	34,209	25,316	59,758	98,737	4,524,813	2,109	3,708,226	5,908
Units redeemed	(90,043)	(96,875)	(70,863)	(66,741)	(137,238)	(659)	(90,131)	(3,373)

Ending units	149,418	205,252	61,124	72,229	4,389,025	1,450	3,620,630	2,535

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		NVRE2		PMVFAD		PMVLAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$627	(7)	9,472	4,529	587	185	9,679	7,486
Realized gain (loss) on investments	(2,118)	331	162,053	16,570	(267)	2,034	14,636	8,926
Change in unrealized gain (loss) on investments	(6,079)	1,308	146,831	271,570	16,603	(4,449)	78,844	(58,378)
Reinvested capital gains	9,393	129	143,851	5,978	3,547	1,483	5,826	85,311

Net increase (decrease) in contract owners’ equity resulting from operations	1,823	1,761	462,207	298,647	20,470	(747)	108,985	43,345

Equity transactions:
Purchase payments received from contract owners (note 3)	10,000	2,795	35,112	17,076	20,932	26,890	30,463	27
Transfers between funds	9,898	75,302	41,395	1,726,221	288,288	91,392	1,381,817	1,873,737
Redemptions (note 3)	(28,503)	(1,686)	(508,154)	(199,483)	(15,240)	(916)	(1,515,939)	(149,683)
Annuity benefits	-	-	-	-	-	-	(6,614)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(18)	-	(724)	(215)	(142)	(8)	(542)	-
Adjustments to maintain reserves	285	9	(121)	(248)	33	(183)	314	8

Net equity transactions	(8,338)	76,420	(432,492)	1,543,351	293,871	117,175	(110,501)	1,724,089

Net change in contract owners’ equity	(6,515)	78,181	29,715	1,841,998	314,341	116,428	(1,516)	1,767,434
Contract owners’ equity beginning of period	78,181	-	1,858,991	16,993	116,428	-	1,767,434	-

Contract owners’ equity end of period	$71,666	78,181	1,888,706	1,858,991	430,769	116,428	1,765,918	1,767,434

CHANGES IN UNITS:
Beginning units	6,039	-	258,334	3,048	10,695	-	161,276	-
Units purchased	1,884	7,025	103,142	334,926	30,420	17,183	351,305	231,147
Units redeemed	(2,659)	(986)	(157,685)	(79,640)	(4,537)	(6,488)	(359,983)	(69,871)

Ending units	5,264	6,039	203,791	258,334	36,578	10,695	152,598	161,276

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVBV2		AVCA2		AVCDI		AVCD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(36,024)	(8,846)	(13,571)	(1,013)	(1,159)	(2,783)	(2,920)
Realized gain (loss) on investments	-	(3,958,665)	(30,600)	(48,521)	(22,234)	(18,476)	(69,361)	(94,209)
Change in unrealized gain (loss) on investments	-	5,222,503	182,288	281,179	37,835	54,477	111,321	175,700
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,227,814	142,842	219,087	14,588	34,842	39,177	78,571

Equity transactions:
Purchase payments received from contract owners (note 3)	1	26,321	12,839	4,731	115	8,802	15,158	108
Transfers between funds	-	(5,174,593)	(24,368)	(8,742)	(23,599)	(1,339)	35,656	4,709
Redemptions (note 3)	(1)	(495,959)	(345,407)	(147,931)	(21,365)	(23,648)	(85,161)	(48,090)
Annuity benefits	-	-	-	-	-	-	(3,241)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(2,914)	(152)	(500)	(103)	-	(23)	(375)
Adjustments to maintain reserves	-	(77)	(92)	(108)	22	(9)	121	(26)

Net equity transactions	-	(5,647,222)	(357,180)	(152,550)	(44,930)	(16,194)	(37,490)	(43,674)

Net change in contract owners’ equity	-	(4,419,408)	(214,338)	66,537	(30,342)	18,648	1,687	34,897
Contract owners’ equity beginning of period	-	4,419,408	1,371,344	1,304,807	117,307	98,659	252,525	217,628

Contract owners’ equity end of period	$-	-	1,157,006	1,371,344	86,965	117,307	254,212	252,525

CHANGES IN UNITS:
Beginning units	-	708,705	160,721	182,489	9,758	11,561	21,689	26,173
Units purchased	-	63,780	28,575	9,653	1,345	2,450	9,689	2,655
Units redeemed	-	(772,485)	(70,866)	(31,421)	(4,968)	(4,253)	(12,912)	(7,139)

Ending units	-	-	118,430	160,721	6,135	9,758	18,466	21,689

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVGI		AVCE2		AVIE2		AVMCCI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(715)	3,297	(5,686)	2,229	1,923	125	(2,960)	1,332
Realized gain (loss) on investments	(921)	(8,049)	(30,932)	(54,512)	92,546	53,392	(46,023)	(29,670)
Change in unrealized gain (loss) on investments	23,824	110,681	81,939	294,224	(57,099)	117,515	94,449	157,710
Reinvested capital gains	-	-	-	-	-	-	-	6,760

Net increase (decrease) in contract owners’ equity resulting from operations	22,188	105,929	45,321	241,941	37,370	171,032	45,466	136,132

Equity transactions:
Purchase payments received from contract owners (note 3)	3,817	96	40,005	6,465	-	-	24,810	6,417
Transfers between funds	(73,760)	(6,402)	27,918	103,258	(42,735)	(32,718)	(187,368)	(33,660)
Redemptions (note 3)	(142,034)	(24,547)	(570,842)	(199,220)	(180,829)	(134,138)	(107,297)	(66,087)
Annuity benefits	-	-	(6,757)	(454)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(115)	(59)	(660)	(731)	(65)	(934)	(120)	(477)
Adjustments to maintain reserves	9	(16)	(33)	(239)	(12)	(92)	(1)	2,085

Net equity transactions	(212,083)	(30,928)	(510,369)	(90,921)	(223,641)	(167,882)	(269,976)	(91,722)

Net change in contract owners’ equity	(189,895)	75,001	(465,048)	151,020	(186,271)	3,150	(224,510)	44,410
Contract owners’ equity beginning of period	478,210	403,209	1,234,789	1,083,769	619,656	616,506	572,187	527,777

Contract owners’ equity end of period	$288,315	478,210	769,741	1,234,789	433,385	619,656	347,677	572,187

CHANGES IN UNITS:
Beginning units	46,564	49,846	123,027	136,524	35,995	47,870	40,559	48,207
Units purchased	4,436	1,802	32,979	29,940	4,350	6,374	4,078	955
Units redeemed	(24,851)	(5,084)	(87,647)	(43,437)	(17,824)	(18,249)	(22,780)	(8,603)

Ending units	26,149	46,564	68,359	123,027	22,521	35,995	21,857	40,559

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVGIB		ALVIVB		ALVPGB		ALVSVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(38,431)	72,501	12,621	(6,005)	(11,092)	(18,633)	(49,024)	(24,686)
Realized gain (loss) on investments	(427,807)	(736,143)	2,401	(75,575)	52,371	(24,098)	(288,970)	(531,458)
Change in unrealized gain (loss) on investments	782,644	1,204,600	(18,927)	532,615	35,339	467,108	1,520,672	2,156,018
Reinvested capital gains	-	-	-	-	-	-	-	231,819

Net increase (decrease) in contract owners’ equity resulting from operations	316,406	540,958	(3,905)	451,035	76,618	424,377	1,182,678	1,831,693

Equity transactions:
Purchase payments received from contract owners (note 3)	38,794	41,915	-	4	31,857	20,624	100,183	46,934
Transfers between funds	(104,948)	(112,994)	(81,748)	(220,869)	(99,931)	(105,204)	(115,405)	(237,796)
Redemptions (note 3)	(741,396)	(742,906)	(613,646)	(374,662)	(435,829)	(170,912)	(2,071,345)	(883,098)
Annuity benefits	(316)	(378)	-	-	-	-	(449)	(452)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,486)	(3,423)	(211)	(1,749)	(1,103)	(1,113)	(3,653)	(6,873)
Adjustments to maintain reserves	(123)	(122)	137	(144)	76	(140)	91	(825)

Net equity transactions	(809,475)	(817,908)	(695,468)	(597,420)	(504,930)	(256,745)	(2,090,578)	(1,082,110)

Net change in contract owners’ equity	(493,069)	(276,950)	(699,373)	(146,385)	(428,312)	167,632	(907,900)	749,583
Contract owners’ equity beginning of period	3,445,099	3,722,049	1,693,489	1,839,874	1,552,934	1,385,302	5,998,895	5,249,312

Contract owners’ equity end of period	$2,952,030	3,445,099	994,116	1,693,489	1,124,622	1,552,934	5,090,995	5,998,895

CHANGES IN UNITS:
Beginning units	347,388	448,444	104,992	151,300	159,972	194,058	380,442	469,478
Units purchased	54,128	79,597	13,781	7,931	42,002	34,230	97,276	54,101
Units redeemed	(136,279)	(180,653)	(59,151)	(54,239)	(96,387)	(68,316)	(221,464)	(143,137)

Ending units	265,237	347,388	59,622	104,992	105,587	159,972	256,254	380,442

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVSCS		DSIF		DSIFS		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,914)	9,018	7,580	12,034	6,761	11,452	(455)	(610)
Realized gain (loss) on investments	(77,826)	(89,662)	(229,836)	(229,075)	(165,918)	(207,744)	16,091	(587)
Change in unrealized gain (loss) on investments	204,838	99,321	349,989	425,683	416,010	517,056	12,278	71,821
Reinvested capital gains	-	108,109	-	92,067	-	140,149	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,098	126,786	127,733	300,709	256,853	460,913	27,914	70,624

Equity transactions:
Purchase payments received from contract owners (note 3)	729	6,042	19,163	20,884	76,438	60,197	4,114	-
Transfers between funds	(51,950)	(35,905)	(278,065)	(69,255)	5,317	31,436	(16,733)	12,062
Redemptions (note 3)	(135,804)	(99,697)	(182,823)	(235,545)	(763,311)	(286,197)	(115,398)	(25,655)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(120)	(223)	(281)	(1,666)	(624)	(453)	(104)	(46)
Adjustments to maintain reserves	9	(40)	66	(29)	57	(226)	-	(10)

Net equity transactions	(187,136)	(129,823)	(441,940)	(285,611)	(682,123)	(195,243)	(128,121)	(13,649)

Net change in contract owners’ equity	(63,038)	(3,037)	(314,207)	15,098	(425,270)	265,670	(100,207)	56,975
Contract owners’ equity beginning of period	634,448	637,485	1,414,531	1,399,433	2,505,612	2,239,942	275,271	218,296

Contract owners’ equity end of period	$571,410	634,448	1,100,324	1,414,531	2,080,342	2,505,612	175,064	275,271

CHANGES IN UNITS:
Beginning units	47,606	59,553	132,305	165,235	201,886	225,035	28,301	29,659
Units purchased	3,670	1,740	36,085	39,196	57,524	42,014	5,992	1,514
Units redeemed	(17,078)	(13,687)	(80,719)	(72,126)	(111,678)	(65,163)	(19,548)	(2,872)

Ending units	34,198	47,606	87,671	132,305	147,732	201,886	14,745	28,301

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCA2S		FALFS		FHIBS		FVIE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(10,728)	(6,472)	14,960	10,597	480,845	626,927	58	1,831
Realized gain (loss) on investments	30,694	(5,406)	(687,471)	(297,993)	(378,241)	(719,692)	7,710	1,217
Change in unrealized gain (loss) on investments	132,352	132,811	707,289	396,650	693,496	2,782,801	(14,509)	28,488
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	152,318	120,933	34,778	109,254	796,100	2,690,036	(6,741)	31,536

Equity transactions:
Purchase payments received from contract owners (note 3)	35,999	49,915	1,294	11,510	66,610	120,188	-	-
Transfers between funds	989,992	(69,831)	(1,023,493)	(48,606)	220,238	268,186	(83,956)	(8,591)
Redemptions (note 3)	(638,349)	(152,720)	(43,059)	(137,741)	(2,290,000)	(1,531,815)	(8,536)	(12,308)
Annuity benefits	-	-	-	-	(3,399)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,350)	(295)	(35)	(355)	(3,653)	(5,154)	-	-
Adjustments to maintain reserves	(13)	(110)	(22)	42	24	(359)	(34)	8

Net equity transactions	385,279	(173,041)	(1,065,315)	(175,150)	(2,010,180)	(1,148,954)	(92,526)	(20,891)

Net change in contract owners’ equity	537,597	(52,108)	(1,030,537)	(65,896)	(1,214,080)	1,541,082	(99,267)	10,645
Contract owners’ equity beginning of period	1,188,552	1,240,660	1,030,537	1,096,433	7,344,347	5,803,265	99,267	88,622

Contract owners’ equity end of period	$1,726,149	1,188,552	-	1,030,537	6,130,267	7,344,347	-	99,267

CHANGES IN UNITS:
Beginning units	117,030	136,194	119,548	144,291	458,406	546,407	8,430	10,516
Units purchased	151,930	16,527	2,468	11,868	164,050	185,461	-	-
Units redeemed	(118,824)	(35,691)	(122,016)	(36,611)	(287,243)	(273,462)	(8,430)	(2,086)

Ending units	150,136	117,030	-	119,548	335,213	458,406	-	8,430

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVK2		FVGS2		FQB		FQBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,873)	-	(1,012)	(5,249)	121,588	152,408	340,283	474,984
Realized gain (loss) on investments	792	-	(137,772)	(42,220)	(4,725)	(45,283)	83,852	(263,521)
Change in unrealized gain (loss) on investments	54,619	-	154,334	159,413	100,979	405,340	165,996	1,348,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,538	-	15,550	111,944	217,842	512,465	590,131	1,560,200

Equity transactions:
Purchase payments received from contract owners (note 3)	22,108	-	(15,305)	4,918	6,344	5,191	154,205	123,320
Transfers between funds	431,098	-	(466,072)	(65,613)	(76)	192,066	455,507	1,163,936
Redemptions (note 3)	(58,584)	-	(16,117)	(25,560)	(442,626)	(294,685)	(2,849,465)	(2,468,006)
Annuity benefits	(1,720)	-	(624)	(2,152)	-	-	(410)	(497)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(224)	-	(241)	(32)	(416)	(1,676)	(4,401)	(10,825)
Adjustments to maintain reserves	(10,162)	-	10,866	(63)	24	(79)	(343)	(385)

Net equity transactions	382,516	-	(487,493)	(88,502)	(436,750)	(99,183)	(2,244,907)	(1,192,457)

Net change in contract owners’ equity	434,054	-	(471,943)	23,442	(218,908)	413,282	(1,654,776)	367,743
Contract owners’ equity beginning of period	-	-	471,943	448,501	3,088,779	2,675,497	8,879,255	8,511,512

Contract owners’ equity end of period	$434,054	-	-	471,943	2,869,871	3,088,779	7,224,479	8,879,255

CHANGES IN UNITS:
Beginning units	-	-	36,281	44,308	233,092	239,911	684,106	780,704
Units purchased	50,662	-	45	3,662	24,018	51,915	236,247	255,906
Units redeemed	(12,878)	-	(36,326)	(11,689)	(55,123)	(58,734)	(404,404)	(352,504)

Ending units	37,784	-	-	36,281	201,987	233,092	515,949	684,106

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FC2		FEIP		FVSS2		FHIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(233,570)	(41,309)	39,519	88,102	(25,649)	(22,953)	650,642	650,521
Realized gain (loss) on investments	(6,899,422)	(2,828,768)	(818,010)	(1,432,325)	(669,593)	(850,508)	(249,819)	(725,576)
Change in unrealized gain (loss) on investments	9,785,531	9,469,128	2,192,762	3,960,010	1,264,806	1,884,413	838,998	3,603,987
Reinvested capital gains	-	6,129	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,652,539	6,605,180	1,414,271	2,615,787	569,564	1,010,952	1,239,821	3,528,932

Equity transactions:
Purchase payments received from contract owners (note 3)	250,597	325,747	76,764	96,903	39,021	27,713	27,625	23,888
Transfers between funds	(21,259,665)	(755,906)	(147,493)	(320,928)	(190,093)	243,868	(265,115)	(236,923)
Redemptions (note 3)	(6,590,516)	(4,829,766)	(1,654,386)	(1,893,052)	(894,367)	(554,906)	(1,398,939)	(1,469,646)
Annuity benefits	-	-	(128)	(107)	(368)	(364)	(1,447)	(1,125)
Contract maintenance charges (note 2)	-	-	(2,616)	(3,050)	-	-	(2,487)	(2,671)
Contingent deferred sales charges (note 2)	(12,350)	(22,875)	(95)	(417)	(1,407)	(1,106)	(147)	(472)
Adjustments to maintain reserves	1,055	(556)	583	(201)	82	(777)	28	1,891

Net equity transactions	(27,610,879)	(5,283,356)	(1,727,371)	(2,120,852)	(1,047,132)	(285,572)	(1,640,482)	(1,685,058)

Net change in contract owners’ equity	(24,958,340)	1,321,824	(313,100)	494,935	(477,568)	725,380	(400,661)	1,843,874
Contract owners’ equity beginning of period	24,958,340	23,636,516	11,860,711	11,365,776	2,894,871	2,169,491	11,064,828	9,220,954

Contract owners’ equity end of period	$-	24,958,340	11,547,611	11,860,711	2,417,303	2,894,871	10,664,167	11,064,828

CHANGES IN UNITS:
Beginning units	2,136,017	2,684,930	811,187	997,322	245,996	286,147	857,007	1,013,037
Units purchased	456,479	437,718	30,965	40,446	72,252	79,201	8,108	7,546
Units redeemed	(2,592,496)	(986,631)	(146,426)	(226,581)	(155,028)	(119,352)	(129,669)	(163,576)

Ending units	-	2,136,017	695,726	811,187	163,220	245,996	735,446	857,007

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAMGP		FAMGS		FAMG2		FAMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,547)	1,928	1,544	6,594	(1,458)	1,350	8,101	25,655
Realized gain (loss) on investments	15,495	(17,941)	8,563	(70,290)	7,359	(8,258)	(47,046)	(153,605)
Change in unrealized gain (loss) on investments	219,423	401,104	204,360	434,854	65,386	143,459	346,155	726,015
Reinvested capital gains	5,481	2,848	5,056	2,774	1,695	1,061	13,747	4,259

Net increase (decrease) in contract owners’ equity resulting from operations	236,852	387,939	219,523	373,932	72,982	137,612	320,957	602,324

Equity transactions:
Purchase payments received from contract owners (note 3)	40,497	5,491	540	30,661	10,356	6,892	59,005	28,774
Transfers between funds	203,378	(14,490)	6,339	(107,520)	(2,308)	(90,301)	(98,051)	72,415
Redemptions (note 3)	(160,241)	(301,046)	(129,157)	(133,330)	(112,868)	(84,792)	(468,999)	(389,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(466)	(577)	-	-	-	-	(523)	(637)
Contingent deferred sales charges (note 2)	(4)	(204)	-	-	-	(19)	(215)	(282)
Adjustments to maintain reserves	(5)	(125)	(25)	(84)	(32)	(8,592)	(70)	(86)

Net equity transactions	83,159	(310,951)	(122,303)	(210,273)	(104,852)	(176,812)	(508,853)	(289,810)

Net change in contract owners’ equity	320,011	76,988	97,220	163,659	(31,870)	(39,200)	(187,896)	312,514
Contract owners’ equity beginning of period	1,592,562	1,515,574	1,538,993	1,375,334	578,051	617,251	2,831,492	2,518,978

Contract owners’ equity end of period	$1,912,573	1,592,562	1,636,213	1,538,993	546,181	578,051	2,643,596	2,831,492

CHANGES IN UNITS:
Beginning units	115,825	144,687	132,853	156,018	64,796	90,695	182,047	205,903
Units purchased	19,228	1,307	928	3,606	2,879	2,481	26,788	13,578
Units redeemed	(13,839)	(30,169)	(10,946)	(26,771)	(14,368)	(28,380)	(58,375)	(37,434)

Ending units	121,214	115,825	122,835	132,853	53,307	64,796	150,460	182,047

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAMS		FAM2		FBP		FBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,731	24,764	3,501	13,479	43,902	75,510	23,714	35,945
Realized gain (loss) on investments	(4,480)	(24,873)	8,170	(51,952)	46,087	(832,391)	207,151	(109,743)
Change in unrealized gain (loss) on investments	231,320	483,419	129,172	332,627	2,441,313	5,612,481	491,936	1,459,766
Reinvested capital gains	9,981	3,278	5,888	2,097	93,958	49,334	25,523	13,729

Net increase (decrease) in contract owners’ equity resulting from operations	247,552	486,588	146,731	296,251	2,625,260	4,904,934	748,324	1,399,697

Equity transactions:
Purchase payments received from contract owners (note 3)	1,695	4,101	-	2,773	161,447	79,607	15,786	19,078
Transfers between funds	(157,408)	133,960	(136,810)	(5,907)	113,902	(294,150)	(222,567)	51,272
Redemptions (note 3)	(213,612)	(340,110)	(186,994)	(187,104)	(2,538,609)	(1,806,087)	(965,046)	(376,980)
Annuity benefits	-	-	-	-	(10,547)	(8,619)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(3,592)	(4,003)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(6)	(614)	(67)	-	-
Adjustments to maintain reserves	(50)	(32)	(16)	(75)	1,056	704	37	(104)

Net equity transactions	(369,375)	(202,081)	(323,820)	(190,319)	(2,276,957)	(2,032,615)	(1,171,790)	(306,734)

Net change in contract owners’ equity	(121,823)	284,507	(177,089)	105,932	348,303	2,872,319	(423,466)	1,092,963
Contract owners’ equity beginning of period	2,156,813	1,872,306	1,367,108	1,261,176	17,895,710	15,023,391	5,151,599	4,058,636

Contract owners’ equity end of period	$2,034,990	2,156,813	1,190,019	1,367,108	18,244,013	17,895,710	4,728,133	5,151,599

CHANGES IN UNITS:
Beginning units	159,093	176,253	125,832	147,880	931,893	1,068,913	390,093	420,979
Units purchased	627	12,928	67	10,085	38,494	19,405	2,513	13,527
Units redeemed	(26,898)	(30,088)	(28,740)	(32,133)	(153,376)	(156,425)	(86,097)	(44,413)

Ending units	132,822	159,093	97,159	125,832	817,011	931,893	306,509	390,093

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FB2		FCP		FCS		FDCA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8,025	14,222	(303,252)	(821)	(149,030)	43,472	(11,338)	(15,715)
Realized gain (loss) on investments	2,102	(78,717)	(2,980,110)	(1,041,765)	(2,753,630)	(500,660)	(102,732)	(210,845)
Change in unrealized gain (loss) on investments	340,827	770,605	6,362,199	7,555,111	5,089,170	5,133,729	313,014	626,849
Reinvested capital gains	13,122	7,283	-	6,108	1	4,306	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	364,076	713,393	3,078,837	6,518,633	2,186,511	4,680,847	198,944	400,289

Equity transactions:
Purchase payments received from contract owners (note 3)	39,605	17,783	257,352	203,149	88,189	163,474	12,591	17,896
Transfers between funds	(135,110)	50,045	(25,554,129)	(200,144)	(17,780,508)	(275,467)	83,458	(52,738)
Redemptions (note 3)	(383,602)	(385,702)	(2,954,299)	(2,778,255)	(2,346,054)	(1,933,854)	(290,650)	(414,825)
Annuity benefits	-	-	(124)	(102)	(2,845)	(2,170)	-	-
Contract maintenance charges (note 2)	-	-	(6,305)	(7,171)	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(137)	(1,177)	(1,031)	(836)	(2,743)	(639)	(1,888)
Adjustments to maintain reserves	124	(105)	679	(136)	(531)	(275)	267	(154)

Net equity transactions	(478,987)	(318,116)	(28,258,003)	(2,783,690)	(20,042,585)	(2,051,035)	(194,973)	(451,709)

Net change in contract owners’ equity	(114,911)	395,277	(25,179,166)	3,734,943	(17,856,074)	2,629,812	3,971	(51,420)
Contract owners’ equity beginning of period	2,598,242	2,202,965	25,179,166	21,444,223	17,856,074	15,226,262	1,365,100	1,416,520

Contract owners’ equity end of period	$2,483,331	2,598,242	-	25,179,166	-	17,856,074	1,369,071	1,365,100

CHANGES IN UNITS:
Beginning units	231,984	270,359	1,195,533	1,362,752	1,018,989	1,165,290	178,282	250,249
Units purchased	4,757	35,999	60,825	76,831	32,142	44,825	51,109	36,956
Units redeemed	(46,245)	(74,374)	(1,256,358)	(244,050)	(1,051,131)	(191,126)	(75,868)	(108,923)

Ending units	190,496	231,984	-	1,195,533	-	1,018,989	153,523	178,282

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FDCAS		FEIS		FEI2		FGIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,436)	(1,476)	63,254	107,659	50,774	124,120	(41,537)	(19,164)
Realized gain (loss) on investments	(24,674)	(31,311)	(697,009)	(829,505)	(1,905,183)	(2,732,180)	82,623	(346,526)
Change in unrealized gain (loss) on investments	55,184	87,297	1,915,503	3,126,815	3,820,841	6,722,411	666,580	1,669,043
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,074	54,510	1,281,748	2,404,969	1,966,432	4,114,351	707,666	1,303,353

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	90,599	100,548	165,106	155,270	117,602	49,801
Transfers between funds	22,686	(3,901)	(632,662)	(325,769)	(512,462)	(755,788)	(249,588)	(214,835)
Redemptions (note 3)	(78,915)	(40,297)	(1,249,421)	(1,113,862)	(4,145,899)	(3,175,854)	(808,826)	(720,062)
Annuity benefits	-	-	(677)	(759)	-	-	(141)	(122)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,620)	(1,750)
Contingent deferred sales charges (note 2)	-	-	(624)	(2,065)	(6,749)	(10,176)	(432)	(224)
Adjustments to maintain reserves	(6)	(27)	(10,191)	(276)	346	(509)	42	(137)

Net equity transactions	(56,235)	(44,225)	(1,802,976)	(1,342,183)	(4,499,658)	(3,787,057)	(942,963)	(887,329)

Net change in contract owners’ equity	(27,161)	10,285	(521,228)	1,062,786	(2,533,226)	327,294	(235,297)	416,024
Contract owners’ equity beginning of period	206,920	196,635	10,665,677	9,602,891	18,012,012	17,684,718	6,203,170	5,787,146

Contract owners’ equity end of period	$179,759	206,920	10,144,449	10,665,677	15,478,786	18,012,012	5,967,873	6,203,170

CHANGES IN UNITS:
Beginning units	26,109	33,398	910,610	1,051,714	1,727,974	2,201,159	435,060	508,815
Units purchased	2,864	117	31,918	64,265	257,050	253,136	11,738	8,117
Units redeemed	(9,574)	(7,406)	(181,847)	(205,369)	(698,948)	(726,321)	(76,974)	(81,872)

Ending units	19,399	26,109	760,681	910,610	1,286,076	1,727,974	369,824	435,060

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGIS		FGI2		FGOP		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,953)	(265)	(30,457)	(14,650)	(422,940)	(258,765)	(72,974)	(42,617)
Realized gain (loss) on investments	(335,796)	(629,380)	(172,927)	(399,817)	(3,272,580)	(3,332,665)	(335,971)	(861,932)
Change in unrealized gain (loss) on investments	1,244,232	2,220,237	736,568	1,427,522	10,280,181	13,943,282	2,016,772	3,494,613
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	880,483	1,590,592	533,184	1,013,055	6,584,661	10,351,852	1,607,827	2,590,064

Equity transactions:
Purchase payments received from contract owners (note 3)	85,167	138,452	68,757	122,975	300,088	383,167	73,733	177,936
Transfers between funds	(202,415)	(232,563)	(146,262)	(27,146)	(35,467,837)	(269,098)	(8,560,163)	20,667
Redemptions (note 3)	(1,207,268)	(856,289)	(763,782)	(806,858)	(4,396,355)	(3,423,102)	(1,317,023)	(971,933)
Annuity benefits	-	-	-	-	(7,125)	(2,405)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(11,819)	(13,347)	-	-
Contingent deferred sales charges (note 2)	(159)	(59)	(353)	(826)	(1,223)	(1,528)	(175)	(54)
Adjustments to maintain reserves	1,057	(79)	(88)	(9,195)	(8,960)	423	139	(149)

Net equity transactions	(1,323,618)	(950,538)	(841,728)	(721,050)	(39,593,231)	(3,325,890)	(9,803,489)	(773,533)

Net change in contract owners’ equity	(443,135)	640,054	(308,544)	292,005	(33,008,570)	7,025,962	(8,195,662)	1,816,531
Contract owners’ equity beginning of period	7,645,855	7,005,801	4,868,924	4,576,919	33,008,570	25,982,608	8,195,662	6,379,131

Contract owners’ equity end of period	$7,202,720	7,645,855	4,560,380	4,868,924	-	33,008,570	-	8,195,662

CHANGES IN UNITS:
Beginning units	656,856	757,698	558,980	663,688	2,164,700	2,454,884	1,040,394	1,167,975
Units purchased	8,112	17,794	49,361	108,181	68,686	45,673	9,655	64,306
Units redeemed	(119,846)	(118,636)	(148,310)	(212,889)	(2,233,386)	(335,857)	(1,050,049)	(191,887)

Ending units	545,122	656,856	460,031	558,980	-	2,164,700	-	1,040,394

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGO2		FGP		FGS		FG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(13,561)	(10,007)	(120,836)	(94,129)	(91,717)	(66,798)	(97,730)	(87,623)
Realized gain (loss) on investments	288,256	(61,706)	(194,453)	(1,364,888)	(345,231)	(939,280)	63,973	(482,958)
Change in unrealized gain (loss) on investments	9,486	534,967	2,453,932	3,745,326	2,714,527	3,445,205	1,796,776	2,638,611
Reinvested capital gains	-	-	36,063	8,352	37,199	8,884	29,197	7,727

Net increase (decrease) in contract owners’ equity resulting from operations	284,181	463,254	2,174,706	2,294,661	2,314,778	2,448,011	1,792,216	2,075,757

Equity transactions:
Purchase payments received from contract owners (note 3)	33,944	17,493	130,607	117,024	83,416	139,520	63,250	231,146
Transfers between funds	(1,486,060)	(21,757)	(115,050)	70,554	(313,733)	(163,617)	(483,092)	(180,802)
Redemptions (note 3)	(295,570)	(164,114)	(1,158,775)	(1,571,325)	(1,398,833)	(1,151,689)	(2,004,044)	(1,586,819)
Annuity benefits	(1,053)	(836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,211)	(3,566)	-	-	-	-
Contingent deferred sales charges (note 2)	(38)	(23)	(941)	(783)	(353)	(64)	(1,288)	(3,253)
Adjustments to maintain reserves	(547)	(9,975)	111	(181)	44	(34,706)	(108)	(16,099)

Net equity transactions	(1,749,324)	(179,212)	(1,147,259)	(1,388,277)	(1,629,459)	(1,210,556)	(2,425,282)	(1,555,827)

Net change in contract owners’ equity	(1,465,143)	284,042	1,027,447	906,384	685,319	1,237,455	(633,066)	519,930
Contract owners’ equity beginning of period	1,465,143	1,181,101	10,856,766	9,950,382	11,397,677	10,160,222	9,746,477	9,226,547

Contract owners’ equity end of period	$-	1,465,143	11,884,213	10,856,766	12,082,996	11,397,677	9,113,411	9,746,477

CHANGES IN UNITS:
Beginning units	223,840	260,162	853,099	987,600	1,042,498	1,178,043	1,659,007	1,957,567
Units purchased	10,794	10,503	77,786	70,060	16,600	30,429	185,172	253,012
Units redeemed	(234,634)	(46,825)	(168,131)	(204,561)	(161,788)	(165,974)	(557,112)	(551,572)

Ending units	-	223,840	762,754	853,099	897,310	1,042,498	1,287,067	1,659,007

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIPR		FHIS		FHI2		FHI2R
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$66,146	74,353	320,011	335,051	259,369	331,764	91,176	122,061
Realized gain (loss) on investments	153,881	(174,346)	(190,284)	(304,733)	(252,818)	(639,663)	149,739	(342,230)
Change in unrealized gain (loss) on investments	(85,116)	524,443	486,570	1,737,499	575,702	2,231,606	(17,441)	885,872
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	134,911	424,450	616,297	1,767,817	582,253	1,923,707	223,474	665,703

Equity transactions:
Purchase payments received from contract owners (note 3)	34,463	50,528	(4)	-	-	-	49,337	129,698
Transfers between funds	(164,280)	34,921	(129,967)	(124,996)	(170,812)	(338,412)	(73,076)	213,854
Redemptions (note 3)	(176,143)	(289,563)	(920,491)	(703,254)	(1,649,283)	(1,504,222)	(667,982)	(477,129)
Annuity benefits	-	-	(904)	(1,018)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(45)	(6)	(1,486)	(1,256)	(2,556)	(1,896)
Adjustments to maintain reserves	41	(32)	(235)	(1,529)	(183)	(244)	(88)	(117)

Net equity transactions	(305,919)	(204,146)	(1,051,646)	(830,803)	(1,821,764)	(1,844,134)	(694,365)	(135,590)

Net change in contract owners’ equity	(171,008)	220,304	(435,349)	937,014	(1,239,511)	79,573	(470,891)	530,113
Contract owners’ equity beginning of period	1,271,390	1,051,086	5,429,723	4,492,709	5,481,167	5,401,594	2,014,679	1,484,566

Contract owners’ equity end of period	$1,100,382	1,271,390	4,994,374	5,429,723	4,241,656	5,481,167	1,543,788	2,014,679

CHANGES IN UNITS:
Beginning units	123,555	144,845	490,276	577,479	485,203	683,721	195,840	204,856
Units purchased	28,759	127,667	-	-	50,794	38,016	82,614	155,525
Units redeemed	(57,075)	(148,957)	(90,024)	(87,203)	(207,545)	(236,534)	(145,175)	(164,541)

Ending units	95,239	123,555	400,252	490,276	328,452	485,203	133,279	195,840

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHISR		FIP		FIGBP		FMCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$29,261	30,670	167,536	297,036	487,100	1,685,485	(28,787)	(14,680)
Realized gain (loss) on investments	44,617	(109,577)	104,740	(677,618)	227,801	(319,762)	(32,581)	(184,235)
Change in unrealized gain (loss) on investments	(19,765)	250,468	2,244,829	4,772,893	438,158	1,416,745	806,929	970,900
Reinvested capital gains	-	-	454,912	506,732	227,455	85,817	9,993	12,814

Net increase (decrease) in contract owners’ equity resulting from operations	54,113	171,561	2,972,017	4,899,043	1,380,514	2,868,285	755,554	784,799

Equity transactions:
Purchase payments received from contract owners (note 3)	39,685	52,256	181,670	318,596	111,896	102,354	110,647	103,244
Transfers between funds	(15,328)	28,879	(110,911)	(479,517)	395,670	97,996	66,812	(42,004)
Redemptions (note 3)	(109,407)	(128,304)	(3,542,252)	(3,340,155)	(3,223,454)	(3,836,092)	(385,020)	(212,492)
Annuity benefits	-	-	(1,436)	(1,213)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,539)	(2,909)	(1,653)	(1,809)	(3,177)	(3,225)
Contingent deferred sales charges (note 2)	(1)	(122)	(360)	(1,659)	(484)	(1,382)	(534)	(1,214)
Adjustments to maintain reserves	(46)	(40)	131	(15,425)	(325)	(182)	68	(98)

Net equity transactions	(85,097)	(47,331)	(3,475,697)	(3,522,282)	(2,718,350)	(3,639,115)	(211,204)	(155,789)

Net change in contract owners’ equity	(30,984)	124,230	(503,680)	1,376,761	(1,337,836)	(770,830)	544,350	629,010
Contract owners’ equity beginning of period	502,388	378,158	24,464,348	23,087,587	22,031,226	22,802,056	2,873,780	2,244,770

Contract owners’ equity end of period	$471,404	502,388	23,960,668	24,464,348	20,693,390	22,031,226	3,418,130	2,873,780

CHANGES IN UNITS:
Beginning units	48,313	51,824	1,943,775	2,303,589	1,257,159	1,487,483	84,859	91,649
Units purchased	9,308	47,799	66,036	78,342	101,706	127,344	5,835	8,776
Units redeemed	(17,340)	(51,310)	(331,699)	(438,156)	(250,646)	(357,668)	(11,322)	(15,566)

Ending units	40,281	48,313	1,678,112	1,943,775	1,108,219	1,257,159	79,372	84,859

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FMCS		FMC2		FMMP		FOP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(62,554)	(29,448)	(238,752)	(182,280)	(156,359)	(99,810)	(4,573)	80,317
Realized gain (loss) on investments	(298,309)	(660,559)	(1,348,707)	(1,884,757)	-	-	(106,024)	(100,843)
Change in unrealized gain (loss) on investments	2,375,827	3,009,491	6,918,373	9,147,032	-	-	1,209,574	2,320,629
Reinvested capital gains	26,893	37,383	75,021	111,479	7,900	-	20,116	35,300

Net increase (decrease) in contract owners’ equity resulting from operations	2,041,857	2,356,867	5,405,935	7,191,474	(148,459)	(99,810)	1,119,093	2,335,403

Equity transactions:
Purchase payments received from contract owners (note 3)	26,438	34,619	295,113	648,334	529,120	518,147	186,605	170,295
Transfers between funds	(33,351)	237,857	(932,474)	(769,750)	3,092,365	565,377	(560,140)	(124,464)
Redemptions (note 3)	(1,497,910)	(1,024,858)	(6,758,230)	(5,348,951)	(6,535,903)	(7,729,682)	(1,673,852)	(1,626,258)
Annuity benefits	(534)	(576)	(1,815)	(1,419)	(25,621)	(105,310)	(830)	(729)
Contract maintenance charges (note 2)	-	-	-	-	(2,041)	(2,481)	(2,571)	(3,097)
Contingent deferred sales charges (note 2)	(218)	(17)	(12,573)	(18,301)	(501)	(8,915)	(1,039)	(448)
Adjustments to maintain reserves	76	(66,338)	390	(16,033)	(95)	(181)	910	292

Net equity transactions	(1,505,499)	(819,313)	(7,409,589)	(5,506,120)	(2,942,676)	(6,763,045)	(2,050,917)	(1,584,409)

Net change in contract owners’ equity	536,358	1,537,554	(2,003,654)	1,685,354	(3,091,135)	(6,862,855)	(931,824)	750,994
Contract owners’ equity beginning of period	8,292,631	6,755,077	24,354,097	22,668,743	16,690,847	23,553,702	12,186,310	11,435,316

Contract owners’ equity end of period	$8,828,989	8,292,631	22,350,443	24,354,097	13,599,712	16,690,847	11,254,486	12,186,310

CHANGES IN UNITS:
Beginning units	239,781	270,595	1,178,982	1,462,630	1,254,704	1,755,894	799,518	936,068
Units purchased	7,802	18,910	223,391	260,542	560,070	469,582	34,424	48,524
Units redeemed	(47,266)	(49,724)	(510,902)	(544,190)	(780,809)	(970,772)	(172,815)	(185,074)

Ending units	200,317	239,781	891,471	1,178,982	1,033,965	1,254,704	661,127	799,518

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FOS		FO2		FO2R		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,799	34,769	315	17,488	(4,014)	21,921	1,124	5,003
Realized gain (loss) on investments	106,079	(1,011)	(17,694)	(112,899)	(975,917)	(1,279,678)	(89,868)	(129,054)
Change in unrealized gain (loss) on investments	272,185	726,329	260,020	618,893	1,251,297	1,908,644	139,732	278,351
Reinvested capital gains	6,687	10,818	4,190	8,144	5,077	11,338	1,032	1,961

Net increase (decrease) in contract owners’ equity resulting from operations	395,750	770,905	246,831	531,626	276,443	662,225	52,020	156,261

Equity transactions:
Purchase payments received from contract owners (note 3)	1,147	-	-	(6)	246,128	145,736	17,443	29,665
Transfers between funds	(99,503)	(46,979)	(30,697)	(97,826)	(180,987)	(106,746)	(33,785)	(118,686)
Redemptions (note 3)	(335,092)	(348,614)	(528,160)	(504,550)	(1,203,984)	(747,653)	(101,111)	(62,242)
Annuity benefits	-	-	-	-	-	-	(320)	(382)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(69)	(41)	(398)	(579)	(1,503)	(4,264)	(193)	(8)
Adjustments to maintain reserves	133	(54,485)	(36)	(16,190)	10	(416)	(40)	172

Net equity transactions	(433,384)	(450,119)	(559,291)	(619,151)	(1,140,336)	(713,343)	(118,006)	(151,481)

Net change in contract owners’ equity	(37,634)	320,786	(312,460)	(87,525)	(863,893)	(51,118)	(65,986)	4,780
Contract owners’ equity beginning of period	3,753,883	3,433,097	2,661,348	2,748,873	3,716,167	3,767,285	648,781	644,001

Contract owners’ equity end of period	$3,716,249	3,753,883	2,348,888	2,661,348	2,852,274	3,716,167	582,795	648,781

CHANGES IN UNITS:
Beginning units	290,240	332,003	295,619	376,092	285,270	352,777	52,089	64,461
Units purchased	4,540	-	7,552	24,665	101,759	88,419	3,638	15,248
Units redeemed	(38,399)	(41,763)	(68,674)	(105,138)	(178,300)	(155,926)	(13,604)	(27,620)

Ending units	256,381	290,240	234,497	295,619	208,729	285,270	42,123	52,089

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FV2		FVSS		FVS		FAGRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(215)	(1,753)	(1,695)	(1,605)	801	(411)	(594)	(472)
Realized gain (loss) on investments	(24,592)	(34,068)	(69,298)	(68,877)	(7,480)	(39,923)	(12,712)	(4,417)
Change in unrealized gain (loss) on investments	96,629	190,187	133,133	192,524	42,740	110,496	26,067	21,235
Reinvested capital gains	317	-	-	-	158	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,139	154,366	62,140	122,042	36,219	70,162	12,761	16,346

Equity transactions:
Purchase payments received from contract owners (note 3)	6,633	2,913	9,439	461	-	-	-	-
Transfers between funds	(1,567)	(531)	(87,113)	96,696	(1,772)	(27,312)	1,562	18,573
Redemptions (note 3)	(85,234)	(42,986)	(33,275)	(64,265)	(28,047)	(13,754)	(21,418)	(3,080)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22)	(13)	(27)	-	-	-	-	-
Adjustments to maintain reserves	(32)	(31)	2	(19)	(14)	(23)	(20)	(13)

Net equity transactions	(80,222)	(40,648)	(110,974)	32,873	(29,833)	(41,089)	(19,876)	15,480

Net change in contract owners’ equity	(8,083)	113,718	(48,834)	154,915	6,386	29,073	(7,115)	31,826
Contract owners’ equity beginning of period	507,519	393,801	341,779	186,864	244,577	215,504	73,146	41,320

Contract owners’ equity end of period	$499,436	507,519	292,945	341,779	250,963	244,577	66,031	73,146

CHANGES IN UNITS:
Beginning units	50,426	55,361	26,841	23,049	23,767	29,534	8,266	6,455
Units purchased	803	18,346	2,128	13,457	70	1,727	259	2,480
Units redeemed	(8,533)	(23,281)	(10,710)	(9,665)	(2,919)	(7,494)	(2,477)	(669)

Ending units	42,696	50,426	18,259	26,841	20,918	23,767	6,048	8,266

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAGR2		FTVRDI		TIF		FTVFA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,416)	(14,477)	8,996	10,380	3,103	8,866	3,759	7,757
Realized gain (loss) on investments	(168,049)	(374,463)	4,631	(56,716)	942	(12,520)	39,357	(3,361)
Change in unrealized gain (loss) on investments	369,249	746,919	232,056	278,694	18,934	85,461	(19,773)	66,301
Reinvested capital gains	-	-	-	-	-	13,856	31	-

Net increase (decrease) in contract owners’ equity resulting from operations	189,784	357,979	245,683	232,358	22,979	95,663	23,374	70,697

Equity transactions:
Purchase payments received from contract owners (note 3)	14,173	46,065	7,250	9,750	-	-	31,972	-
Transfers between funds	(86,280)	(79,739)	(6,197)	11,009	-	(19,903)	29,784	423,970
Redemptions (note 3)	(297,484)	(550,318)	(322,364)	(298,175)	(31,174)	(52,733)	(171,570)	(67,204)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,361)	(2,188)	(241)	(2,370)	-	(1,106)	(13)	(39)
Adjustments to maintain reserves	(99)	(154)	29	(86)	1	(20)	(28)	(26)

Net equity transactions	(371,051)	(586,334)	(321,523)	(279,872)	(31,173)	(73,762)	(109,855)	356,701

Net change in contract owners’ equity	(181,267)	(228,355)	(75,840)	(47,514)	(8,194)	21,901	(86,481)	427,398
Contract owners’ equity beginning of period	1,044,951	1,273,306	1,472,972	1,520,486	340,797	318,896	490,739	63,341

Contract owners’ equity end of period	$863,684	1,044,951	1,397,132	1,472,972	332,603	340,797	404,258	490,739

CHANGES IN UNITS:
Beginning units	123,408	208,391	125,910	151,231	23,759	30,221	57,780	9,607
Units purchased	19,530	51,333	18,513	14,441	-	195	34,334	65,034
Units redeemed	(60,504)	(136,316)	(44,831)	(39,762)	(2,149)	(6,657)	(48,609)	(16,861)

Ending units	82,434	123,408	99,592	125,910	21,610	23,759	43,505	57,780

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMSRS		OVCAFS		OVGS3		OVGS4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,155)	1,558	(70,980)	(88,042)	2,071	5,883	7,254	35,990
Realized gain (loss) on investments	(321)	(130,241)	515,265	(189,504)	(22,387)	(65,046)	(374,753)	(736,368)
Change in unrealized gain (loss) on investments	51,112	186,675	(95,983)	2,748,833	98,577	217,833	1,003,649	2,179,441
Reinvested capital gains	-	-	-	-	-	11,403	-	111,113

Net increase (decrease) in contract owners’ equity resulting from operations	47,636	57,992	348,302	2,471,287	78,261	170,073	636,150	1,590,176

Equity transactions:
Purchase payments received from contract owners (note 3)	24	48	172,420	191,066	16,474	3,448	99,259	170,343
Transfers between funds	97,973	85,448	(6,286,813)	(319,021)	27,240	(43,463)	(98,162)	(144,477)
Redemptions (note 3)	(94,941)	(124,870)	(1,644,544)	(1,495,197)	(82,025)	(72,868)	(1,444,654)	(901,768)
Annuity benefits	-	-	-	-	-	-	(616)	(685)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(320)	(19)	(2,758)	(7,285)	(289)	(64)	(3,614)	(3,249)
Adjustments to maintain reserves	(24)	(53)	34	(332)	(5)	3	306	(598)

Net equity transactions	2,712	(39,446)	(7,761,661)	(1,630,769)	(38,605)	(112,944)	(1,447,481)	(880,434)

Net change in contract owners’ equity	50,348	18,546	(7,413,359)	840,518	39,656	57,129	(811,331)	709,742
Contract owners’ equity beginning of period	258,250	239,704	7,413,359	6,572,841	556,408	499,279	5,605,529	4,895,787

Contract owners’ equity end of period	$308,598	258,250	-	7,413,359	596,064	556,408	4,794,198	5,605,529

CHANGES IN UNITS:
Beginning units	22,205	26,570	745,696	945,209	41,001	49,473	435,440	525,504
Units purchased	14,928	16,800	95,561	122,826	9,994	1,978	85,195	113,598
Units redeemed	(14,207)	(21,165)	(841,257)	(322,339)	(11,467)	(10,450)	(196,130)	(203,662)

Ending units	22,926	22,205	-	745,696	39,528	41,001	324,505	435,440

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVGSS		OVHI3		OVHI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,311	4,579	4,603	29,737	10,746	(1,828)	10,378	(2,272)
Realized gain (loss) on investments	8,950	(6,648)	47,515	(88,551)	(93,442)	(137,210)	(233,036)	(323,287)
Change in unrealized gain (loss) on investments	21,896	126,449	329,515	1,102,123	107,228	178,809	244,424	363,530
Reinvested capital gains	-	8,492	-	83,310	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,157	132,872	381,633	1,126,619	24,532	39,771	21,766	37,971

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(11)	23,571	3,187	-	-
Transfers between funds	(82,169)	(9,275)	(231,651)	(318,856)	(31,673)	77,097	(24,977)	(55,462)
Redemptions (note 3)	(198,256)	(24,062)	(1,028,518)	(866,118)	(20,661)	(18,429)	(45,816)	(15,345)
Annuity benefits	(3,004)	(2,458)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(157)	(125)	(668)	(4,045)	(66)	(24)	(78)	(91)
Adjustments to maintain reserves	(27)	(8)	61	(201)	(9)	(14)	(20)	(28)

Net equity transactions	(283,613)	(35,928)	(1,260,776)	(1,189,231)	(28,838)	61,817	(70,891)	(70,926)

Net change in contract owners’ equity	(251,456)	96,944	(879,143)	(62,612)	(4,306)	101,588	(49,125)	(32,955)
Contract owners’ equity beginning of period	465,700	368,756	3,690,668	3,753,280	199,631	98,043	208,723	241,678

Contract owners’ equity end of period	$214,244	465,700	2,811,525	3,690,668	195,325	199,631	159,598	208,723

CHANGES IN UNITS:
Beginning units	31,161	33,904	254,036	356,893	79,552	48,947	58,027	83,236
Units purchased	4,640	-	29,737	41,377	16,594	49,498	1,005	-
Units redeemed	(23,556)	(2,743)	(115,232)	(144,234)	(27,563)	(18,893)	(20,015)	(25,209)

Ending units	12,245	31,161	168,541	254,036	68,583	79,552	39,017	58,027

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGIS		OVSC		OVSCS		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(13,216)	29,145	(2,443)	(1,087)	(1,690)	(2,071)	988,665	(137,778)
Realized gain (loss) on investments	(90,844)	(279,448)	20,981	(18,890)	(1,485)	(118,456)	144,504	(327,827)
Change in unrealized gain (loss) on investments	904,401	1,884,626	105,080	197,349	55,117	230,986	514,387	2,606,580
Reinvested capital gains	-	-	-	-	-	-	-	11,647

Net increase (decrease) in contract owners’ equity resulting from operations	800,341	1,634,323	123,618	177,372	51,942	110,459	1,647,556	2,152,622

Equity transactions:
Purchase payments received from contract owners (note 3)	93,452	105,303	3,856	7,569	5,000	12,087	95,861	224,719
Transfers between funds	(70,282)	(309,826)	(32,130)	(18,644)	(23,660)	(51,449)	(109,620)	(712,311)
Redemptions (note 3)	(2,036,176)	(1,345,149)	(110,790)	(75,950)	(94,405)	(29,405)	(4,151,935)	(2,844,264)
Annuity benefits	-	-	-	-	-	-	(7,529)	(824)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,522)	(6,326)	(260)	(266)	-	(117)	(9,069)	(9,900)
Adjustments to maintain reserves	524	(1,406)	(20)	(17)	(33)	(77)	15,168	(194)

Net equity transactions	(2,017,004)	(1,557,404)	(139,344)	(87,308)	(113,098)	(68,961)	(4,167,124)	(3,342,774)

Net change in contract owners’ equity	(1,216,663)	76,919	(15,726)	90,064	(61,156)	41,498	(2,519,568)	(1,190,152)
Contract owners’ equity beginning of period	7,439,741	7,362,822	622,444	532,380	325,447	283,949	14,130,326	15,320,478

Contract owners’ equity end of period	$6,223,078	7,439,741	606,718	622,444	264,291	325,447	11,610,758	14,130,326

CHANGES IN UNITS:
Beginning units	726,603	910,823	43,822	50,851	37,025	43,562	942,990	1,202,860
Units purchased	158,354	102,731	6,696	6,220	18,297	21,397	179,631	225,616
Units redeemed	(358,027)	(286,951)	(15,593)	(13,249)	(28,509)	(27,934)	(445,503)	(485,486)

Ending units	526,930	726,603	34,925	43,822	26,813	37,025	677,118	942,990

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVGIB		PVTIGB		PVTSCB		PVTVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$666	3,017	4,546	(2,402)	(1,250)	1,544	287	(6,260)
Realized gain (loss) on investments	(1,834)	(219,232)	(42,428)	(85,196)	(88,067)	(132,381)	152,949	12,631
Change in unrealized gain (loss) on investments	22,739	242,865	48,557	128,578	124,956	180,656	43,318	373,619
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,571	26,650	10,675	40,980	35,639	49,819	196,554	379,990

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	20	109	3,884	268	6,873	6,086
Transfers between funds	(4,746)	(155,443)	(8,215)	(41,247)	(22,021)	(36,584)	188,121	555,324
Redemptions (note 3)	(37,420)	(73,733)	(33,230)	(32,609)	(74,249)	(37,470)	(212,799)	(159,585)
Annuity benefits	-	-	-	-	(2,547)	(1,978)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39)	(292)	(79)	(166)	(68)	(315)	(156)	(639)
Adjustments to maintain reserves	(9)	(68)	(20)	(44)	(4)	(3)	(18)	(91)

Net equity transactions	(42,214)	(229,536)	(41,524)	(73,957)	(95,005)	(76,082)	(17,979)	401,095

Net change in contract owners’ equity	(20,643)	(202,886)	(30,849)	(32,977)	(59,366)	(26,263)	178,575	781,085
Contract owners’ equity beginning of period	197,603	400,489	205,705	238,682	207,059	233,322	1,195,587	414,502

Contract owners’ equity end of period	$176,960	197,603	174,856	205,705	147,693	207,059	1,374,162	1,195,587

CHANGES IN UNITS:
Beginning units	17,134	44,660	16,878	24,176	17,044	24,978	100,291	55,966
Units purchased	2,971	8,599	1,190	481	427	350	69,921	82,766
Units redeemed	(6,652)	(36,125)	(4,913)	(7,779)	(7,691)	(8,284)	(73,912)	(38,441)

Ending units	13,453	17,134	13,155	16,878	9,780	17,044	96,300	100,291

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VWHAR		WRASP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,309)	(29,676)	(75,615)	226,718	(1,019)	-	1,010	(4,540)
Realized gain (loss) on investments	168,250	(38,638)	(687,308)	(1,110,528)	94	-	33,986	8,938
Change in unrealized gain (loss) on investments	185,601	1,160,287	1,666,640	2,649,859	56,420	-	53,615	70,348
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	326,542	1,091,973	903,717	1,766,049	55,495	-	88,611	74,746

Equity transactions:
Purchase payments received from contract owners (note 3)	15,626	22,614	92,403	105,427	8,632	-	152,401	49,281
Transfers between funds	(58,099)	(35,883)	(251,089)	(428,258)	327,029	-	585,388	1,188,766
Redemptions (note 3)	(911,548)	(396,828)	(2,224,568)	(1,287,218)	-	-	(595,397)	(73,954)
Annuity benefits	-	-	(355)	(397)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(640)	(2,874)	(3,575)	(5,617)	-	-	(173)	(239)
Adjustments to maintain reserves	(99)	(238)	(122)	(252)	9	-	(138)	(43)

Net equity transactions	(954,760)	(413,209)	(2,387,306)	(1,616,315)	335,670	-	142,081	1,163,811

Net change in contract owners’ equity	(628,218)	678,764	(1,483,589)	149,734	391,165	-	230,692	1,238,557
Contract owners’ equity beginning of period	2,561,691	1,882,927	8,210,543	8,060,809	-	-	1,238,557	-

Contract owners’ equity end of period	$1,933,473	2,561,691	6,726,954	8,210,543	391,165	-	1,469,249	1,238,557

CHANGES IN UNITS:
Beginning units	273,597	328,511	745,932	930,104	-	-	115,948	-
Units purchased	40,679	20,690	106,842	89,753	33,086	-	118,721	124,523
Units redeemed	(140,790)	(75,604)	(321,591)	(273,925)	-	-	(119,607)	(8,575)

Ending units	173,486	273,597	531,183	745,932	33,086	-	115,062	115,948

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSCG		VFLG2		STVGI		STVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,824)	(383)	-	(4,396)	-	155	-	112
Realized gain (loss) on investments	(3,980)	1,791	-	(719,810)	-	(21,023)	-	(16,682)
Change in unrealized gain (loss) on investments	6,398	13,100	-	693,102	-	19,307	-	16,439
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(406)	14,508	-	(31,104)	-	(1,561)	-	(131)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,976	4,000	-	1,812	-	-	-	-
Transfers between funds	190,451	76,487	-	(1,338,033)	-	(27,836)	-	(22,767)
Redemptions (note 3)	(124,806)	(4,897)	-	(43,269)	-	-	-	(127)
Annuity benefits	(3,357)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(131)	-	-	-	-
Adjustments to maintain reserves	630	(6)	-	-	-	4	-	(13)

Net equity transactions	110,894	75,584	-	(1,379,621)	-	(27,832)	-	(22,907)

Net change in contract owners’ equity	110,488	90,092	-	(1,410,725)	-	(29,393)	-	(23,038)
Contract owners’ equity beginning of period	90,092	-	-	1,410,725	-	29,393	-	23,038

Contract owners’ equity end of period	$200,580	90,092	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	6,874	-	-	196,969	-	2,608	-	2,620
Units purchased	40,977	7,934	-	708	-	-	-	-
Units redeemed	(36,530)	(1,060)	-	(197,677)	-	(2,608)	-	(2,620)

Ending units	11,321	6,874	-	-	-	-	-	-

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	STVVIS		VFLV2		STVMCE		SGRF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	448	-	(309)	-	127	-	(329)
Realized gain (loss) on investments	-	(33,700)	-	(803,839)	-	(21,977)	-	(83,485)
Change in unrealized gain (loss) on investments	-	29,285	-	667,728	-	21,025	-	85,366
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(3,967)	-	(136,420)	-	(825)	-	1,552

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(10,086)	-	-	-	-
Transfers between funds	-	(52,863)	-	(1,124,703)	-	(24,234)	-	(110,310)
Redemptions (note 3)	-	(7,353)	-	(110,182)	-	(62)	-	(1,992)
Annuity benefits	-	-	-	(538)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	-	(152)	-	-	-	-
Adjustments to maintain reserves	-	14	-	14,162	-	9	-	(2)

Net equity transactions	-	(60,335)	-	(1,231,499)	-	(24,287)	-	(112,304)

Net change in contract owners’ equity	-	(64,302)	-	(1,367,919)	-	(25,112)	-	(110,752)
Contract owners’ equity beginning of period	-	64,302	-	1,367,919	-	25,112	-	110,752

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	5,137	-	157,175	-	2,229	-	19,280
Units purchased	-	7	-	3,488	-	-	-	1,406
Units redeemed	-	(5,144)	-	(160,663)	-	(2,229)	-	(20,686)

Ending units	-	-	-	-	-	-	-	-

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	STVSCV		AMRS		MSVREB
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	302	-	(1,381)	-	35,338
Realized gain (loss) on investments	-	(100,809)	-	(61,275)	-	(2,242,153)
Change in unrealized gain (loss) on investments	-	98,839	-	111,877	-	2,290,483
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,668)	-	49,221	-	83,668

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(329)	-	33,516
Transfers between funds	-	(69,016)	-	(227,770)	-	(1,740,449)
Redemptions (note 3)	-	-	-	(2,753)	-	(158,020)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(884)
Adjustments to maintain reserves	-	(8)	-	(7)	-	(120)

Net equity transactions	-	(69,024)	-	(230,859)	-	(1,865,957)

Net change in contract owners’ equity	-	(70,692)	-	(181,638)	-	(1,782,289)
Contract owners’ equity beginning of period	-	70,692	-	181,638	-	1,782,289

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	4,565	-	31,830	-	130,116
Units purchased	-	-	-	268	-	22,583
Units redeemed	-	(4,565)	-	(32,098)	-	(152,699)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

61

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. International Growth Fund - Series II (AVIE2)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)*

High Income Bond Fund II - Service Shares (FHIBS)

International Equity Fund II (FVIE2)*

Kaufmann Fund II - Primary Shares (FVK2)

Mid Cap Growth Strategies Fund II (FVGS2)*

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Asset Manager Portfolio - Service Class (FAMS)

VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Fund - Balanced Portfolio - Initial Class (FBP)

VIP Fund - Balanced Portfolio - Service Class (FBS)

VIP Fund - Balanced Portfolio - Service Class 2 (FB2)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)

VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)*

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class 2 (FHI2)

VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Money Market Portfolio - Initial Class (FMMP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Portfolio - Service Class 2 (FV2)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)

VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Regency Portfolio - S Class Shares (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account – 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship
(defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15%(3)
Greater of One-Year or 5% Enhanced	-	-	0.20%(3)
One-Year Step Up	-	0.05%(2)	0.05%(4)
5% Enhanced	-	0.10%(2)	0.10%(4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.55%	3.65%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.
(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	MLVGA3	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2

0.95%	$1,835,385	$7,428	$4,577	$6,649	$5,953	$10,752	$127	$3,671
1%	590,945	764	25	931	74	1,370	-	886
1.05%	162,279	173	106	41	74	922	-	-
1.1%	1,332,240	1,493	2,394	3,732	5,147	11,891	96	2,293
1.15%	477,458	323	3,043	2,045	4,055	5,521	2	1,402
1.2%	183,183	346	1,599	1,122	465	1,643	17	77
1.25%	167,298	194	1,250	768	459	637	-	-
1.3%	610,744	-	1,423	2,415	2,113	2,735	-	69
1.35%	83,510	32	303	659	76	173	-	-
1.4%	2,350,311	3,021	2,931	5,083	6,118	6,163	95	326
1.45%	161,275	-	771	813	59	1,333	-	21
1.5%	81,136	-	18	49	58	238	-	70
1.55%	152,935	154	210	1,805	1,689	1,379	-	-
1.6%	262,958	368	2,281	1,904	850	4,721	-	437
1.65%	69,965	-	507	408	299	2,062	-	91
1.7%	41,813	-	1,540	517	-	764	-	-
1.75%	34,192	-	683	641	305	1,517	-	7
1.8%	25,432	-	53	72	-	108	-	-
1.85%	9,324	-	63	147	-	44	-	-
1.9%	9,726	-	1,886	152	-	-	-	-
1.95%	6,226	-	-	507	-	398	-	-
2%	19,187	-	-	-	-	-	-	-
2.05%	87	-	-	-	-	-	-	-
2.1%	2,756	-	-	-	-	-	-	-
2.15%	5,647	-	143	-	-	-	-	-
2.2%	664	-	-	-	-	-	-	-
2.25%	988	-	-	-	-	-	-	-

Totals	$8,677,664	$14,296	$25,806	$30,460	$27,794	$54,371	$337	$9,350

	VFMG2	NVAGF3	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.95%	$44,644	$138	$-	$18,767	$12,373	$8,076	$7,836	$2,246
1%	-	232	25	4,024	1,353	5,392	2,578	1,494
1.05%	1,370	42	-	1,077	272	689	54	38
1.1%	84,023	175	-	28,785	6,995	6,296	7,367	2,568
1.15%	9,574	-	2	2,510	1,670	1,024	2,120	1,409
1.2%	3,996	-	10	522	1,163	410	267	47
1.25%	391	-	-	94	2,037	205	185	5
1.3%	2,027	-	-	99	265	1,129	142	45
1.35%	2,870	1	-	2,231	249	118	712	30
1.4%	720	61	63	1,280	1,070	1,784	2,563	526
1.45%	-	-	-	-	205	59	-	-
1.5%	607	-	-	262	917	-	-	-
1.55%	124	-	-	14	15	16	1,045	34
1.6%	-	337	-	1,444	385	214	85	-
1.65%	-	-	-	76	-	35	1,249	-
1.7%	-	-	-	-	-	171	74	-
1.75%	-	-	-	-	-	40	-	-
1.8%	-	-	-	-	1,061	297	638	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$150,346	$986	$100	$61,185	$30,030	$25,955	$26,915	$8,442

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR2	NVCRA2	NVCRB2

0.95%	$309	$4,492	$20,951	$634	$311	$56	$83	$3,209
1%	-	-	6,859	197	101	68	1	-
1.05%	-	534	2,610	-	-	-	-	-
1.1%	2,993	492	7,805	610	662	111	-	2,942
1.15%	-	460	3,317	125	-	38	-	-
1.2%	8	137	4,049	41	13	-	196	-
1.25%	-	-	701	-	-	-	-	-
1.3%	-	186	1,045	-	-	-	-	510
1.35%	49	-	3,336	-	72	-	1	155
1.4%	-	716	13,414	369	231	-	5	-
1.45%	-	83	477	24	-	-	-	-
1.5%	-	-	40	-	-	-	-	-
1.55%	-	638	7,759	32	-	-	-	-
1.6%	-	329	741	340	-	141	-	1,413
1.65%	-	-	34	-	-	-	-	-
1.7%	-	-	85	-	-	-	-	105
1.75%	-	-	446	-	-	-	-	-
1.8%	-	-	52	-	-	-	-	-
1.85%	-	66	21	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	868	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$3,359	$8,133	$74,610	$2,372	$1,390	$414	$286	$8,334

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$1,062	$1,289	$10,229	$627	$4,222	$20	$4,062	$1,602
1%	719	422	1,167	-	1,627	-	949	230
1.05%	-	-	229	-	-	-	81	23
1.1%	1,357	3,110	9,633	921	7,322	59	852	1,697
1.15%	1,633	850	5,769	-	-	-	245	28
1.2%	-	-	-	-	165	-	94	-
1.25%	-	1,177	219	-	-	-	24	-
1.3%	-	-	385	-	117	-	274	787
1.35%	1	-	-	-	106	101	-	-
1.4%	3	25	201	3	-	-	-	57
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	1,017	284
1.6%	-	-	-	-	362	-	-	870
1.65%	1,091	-	-	-	-	-	-	-
1.7%	-	59	1,100	-	27	-	232	-
1.75%	-	-	142	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$5,866	$6,932	$29,074	$1,551	$13,948	$180	$7,830	$5,578

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	TRF2	GBF	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$627	$53,404	$20,454	$510	$-	$31,979	$139,030	$80,657
1%	167	6,120	438	-	-	479	6,836	3,230
1.05%	-	4,644	762	29	-	997	3,742	820
1.1%	880	38,405	15,907	845	155	39,133	176,025	52,580
1.15%	21	12,247	10,043	-	-	19,234	113,486	26,447
1.2%	158	6,381	1,770	14	-	13,970	25,495	13,676
1.25%	315	3,733	1,966	-	-	2,376	34,217	29,298
1.3%	36	5,601	7,871	-	-	13,021	54,102	9,488
1.35%	-	3,286	1,176	-	-	2,066	9,518	4,722
1.4%	67	17,468	16,567	1,062	-	22,488	122,521	78,750
1.45%	22	2,947	13,754	-	-	38	26,567	25,375
1.5%	36	1,306	157	-	-	229	2,548	1,248
1.55%	-	6,309	2,989	-	-	10,762	18,119	12,228
1.6%	192	9,243	16,626	-	-	8,185	75,186	19,833
1.65%	352	1,121	9,777	-	-	3,510	6,745	19,916
1.7%	38	285	796	-	-	1,346	4,730	4,807
1.75%	-	233	1,067	-	-	846	1,993	10,316
1.8%	-	22	1,766	-	-	537	3,029	2,632
1.85%	11	206	554	137	-	852	924	954
1.9%	-	16	475	-	-	-	190	751
1.95%	-	-	-	-	-	-	586	129
2%	-	-	124	-	-	-	527	-
2.05%	-	-	-	-	-	-	87	-
2.1%	-	-	-	-	-	-	613	1,491
2.15%	-	-	-	-	-	594	-	-
2.2%	-	-	357	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	988

	$2,922	$172,977	$125,396	$2,597	$155	$172,642	$826,816	$400,336

	GVDMC	MCIF	MCIF2	SAM	NVMIG6	GVDIV3	GVDIV6	NVMLG2

0.95%	$43,726	$2,684	$11,678	$89,722	$98	$378	$5,409	$365
1%	2,201	-	856	8,116	14	-	847	-
1.05%	1,371	-	130	5,090	-	-	217	-
1.1%	61,838	5,666	7,863	75,713	2	1,023	3,825	419
1.15%	39,729	431	3,236	20,816	2	-	1,579	-
1.2%	8,610	-	1,092	15,917	-	-	528	1
1.25%	6,766	-	337	10,114	-	-	504	59
1.3%	23,703	-	3,106	3,116	-	-	676	-
1.35%	1,427	257	635	4,522	-	-	348	1
1.4%	31,429	-	5,339	17,470	270	-	1,318	-
1.45%	3,995	-	1,390	3,858	-	-	34	-
1.5%	1,852	420	64	4,201	-	-	8	-
1.55%	4,964	-	2,345	4,711	-	-	41	-
1.6%	19,543	-	4,264	5,077	-	-	-	-
1.65%	3,273	-	42	864	-	-	12	-
1.7%	2,800	-	52	2,376	-	-	8	-
1.75%	622	-	507	773	-	-	-	-
1.8%	-	-	108	1,090	-	-	-	-
1.85%	340	-	168	143	-	-	-	-
1.9%	46	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	3,479	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	427	-	-	-	-
2.15%	640	-	292	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$258,875	$9,458	$43,504	$277,595	$386	$1,401	$15,354	$845

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$13,152	$1,102	$551	$4,547	$264	$7,522	$1,785	$6,931
1%	2,240	41	-	478	-	1,301	-	838
1.05%	818	-	-	140	-	583	-	88
1.1%	6,360	521	1,610	2,138	1,226	4,738	3,510	6,773
1.15%	3,604	40	109	473	-	1,346	-	4,519
1.2%	1,672	96	-	302	14	699	62	1,174
1.25%	1,200	86	68	693	-	588	-	505
1.3%	1,896	-	-	365	-	1,314	-	387
1.35%	423	-	4	60	-	497	74	134
1.4%	9,594	32	237	1,098	-	1,857	-	4,349
1.45%	1,057	-	-	6	-	47	-	329
1.5%	1,282	-	-	-	-	286	117	118
1.55%	2,675	-	-	182	-	4,317	-	1,193
1.6%	6,791	1	-	630	-	1,586	-	514
1.65%	505	-	-	49	-	24	-	29
1.7%	1,187	-	-	128	-	916	-	356
1.75%	489	-	-	3	-	369	-	126
1.8%	341	-	-	-	-	5	-	127
1.85%	169	-	-	11	-	49	-	-
1.9%	895	-	-	-	-	-	-	-
1.95%	15	-	-	-	-	-	-	126
2%	-	-	-	-	-	-	-	2,381
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	93	-	-	489	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$56,458	$1,919	$2,579	$11,792	$1,504	$28,044	$5,548	$30,997

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2	PMVFAD	PMVLAD	AVCA2

0.95%	$3,181	$666	$10,784	$17	$7,523	$311	$10,780	$1,626
1%	159	-	6,948	465	732	985	5,100	113
1.05%	-	-	1,492	-	1,132	52	79	13
1.1%	549	745	4,531	143	4,024	896	6,022	3,589
1.15%	2,022	-	1,141	-	1,476	204	722	1,812
1.2%	98	10	785	-	707	11	80	982
1.25%	-	-	457	79	615	27	240	698
1.3%	225	8,080	697	-	632	-	1,505	782
1.35%	51	38	478	-	346	1	20	102
1.4%	788	40,061	1,416	32	2,024	451	3,689	1,733
1.45%	-	617	465	-	66	-	-	296
1.5%	-	416	273	-	130	-	-	-
1.55%	2,380	-	423	-	200	-	945	770
1.6%	-	-	502	-	383	-	341	964
1.65%	-	-	296	-	34	-	-	272
1.7%	-	-	259	-	-	-	-	274
1.75%	-	-	85	-	4	-	-	297
1.8%	-	-	149	-	346	-	-	115
1.85%	-	-	31	-	-	-	129	-
1.9%	-	-	47	-	-	-	-	89
1.95%	-	-	134	-	-	-	-	-
2%	-	-	215	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	34	-	-	-	-	19
2.2%	-	-	9	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$9,453	$50,633	$31,651	$736	$20,374	$2,938	$29,652	$14,546

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AVCDI	AVCD2	AVGI	AVCE2	AVIE2	AVMCCI	ALVGIB	ALVIVB

0.95%	$362	$1,122	$1,534	$3,343	$1,590	$1,838	$8,338	$3,781
1%	-	94	-	116	4	-	672	710
1.05%	-	11	-	-	25	-	240	53
1.1%	651	102	2,514	2,269	1,438	3,060	8,648	1,677
1.15%	-	12	-	260	1,054	51	2,042	1,092
1.2%	-	800	164	121	115	33	1,209	91
1.25%	-	-	-	115	-	-	1,420	270
1.3%	-	30	-	242	421	-	3,529	657
1.35%	-	8	63	18	67	118	2,597	71
1.4%	-	85	-	3,122	339	-	2,492	3,512
1.45%	-	63	-	189	81	-	594	1
1.5%	-	-	-	36	-	-	52	-
1.55%	-	345	-	1,149	58	-	963	546
1.6%	-	111	-	307	253	-	1,372	1,830
1.65%	-	-	-	12	29	-	624	123
1.7%	-	-	-	530	86	-	636	347
1.75%	-	-	-	158	35	-	1,251	-
1.8%	-	-	-	222	5	-	129	31
1.85%	-	-	-	6	-	-	157	7
1.9%	-	-	-	76	-	-	970	-
1.95%	-	-	-	-	-	-	-	64
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	496	258
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$1,013	$2,783	$4,275	$12,291	$5,600	$5,100	$38,431	$15,121

	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS	DSRG	FCA2S	FALFS

0.95%	$4,880	$14,086	$1,884	$3,988	$8,525	$653	$5,136	$552
1%	194	2,750	-	-	243	-	556	120
1.05%	81	3,145	-	3	267	-	197	20
1.1%	3,501	15,856	3,665	8,652	5,108	2,132	6,820	637
1.15%	1,271	4,458	25	40	956	-	2,782	241
1.2%	188	1,298	231	113	742	-	559	78
1.25%	19	2,015	-	-	2,079	-	366	52
1.3%	1,192	732	-	-	1,051	-	449	163
1.35%	6	544	238	551	999	-	333	59
1.4%	1,298	10,816	-	-	568	-	392	40
1.45%	371	168	-	-	1,366	-	1,089	65
1.5%	56	690	258	384	244	-	-	-
1.55%	181	4,094	-	-	188	-	33	-
1.6%	390	1,667	-	-	3,281	-	789	107
1.65%	102	41	-	-	11	-	200	24
1.7%	97	1,066	-	-	110	-	129	36
1.75%	121	391	-	-	617	-	16	-
1.8%	52	364	-	-	174	-	507	110
1.85%	21	25	-	-	-	-	20	-
1.9%	716	-	-	-	73	-	-	-
1.95%	-	523	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	317	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$14,737	$65,046	$6,301	$13,731	$26,602	$2,785	$20,373	$2,304

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FHIBS	FVIE2	FVK2	FVGS2	FQB	FQBS	FC2	FEIP

0.95%	$16,357	$84	$1,052	$275	$8,987	$24,423	$70,738	$-
1%	3,393	-	-	-	-	7,680	14,660	-
1.05%	157	12	-	-	-	-	2,718	-
1.1%	21,562	39	2,044	551	21,952	28,447	63,677	-
1.15%	7,867	48	-	-	75	4,810	12,723	-
1.2%	2,061	-	81	24	204	2,259	7,943	-
1.25%	1,187	-	-	-	-	3,264	5,873	-
1.3%	2,970	-	29	7	-	9,281	8,586	21,166
1.35%	377	-	75	17	717	1,419	6,204	-
1.4%	9,034	-	-	-	312	5,553	17,372	130,541
1.45%	589	-	-	-	-	1,343	3,056	3,145
1.5%	326	-	592	138	840	1,068	2,967	4,791
1.55%	6,415	-	-	-	170	3,146	5,586	-
1.6%	5,202	-	-	-	-	2,609	7,829	-
1.65%	220	-	-	-	-	141	3,281	-
1.7%	706	-	-	-	-	1,021	3,322	-
1.75%	12	-	-	-	-	347	1,454	-
1.8%	68	-	-	-	-	70	2,273	-
1.85%	-	-	-	-	-	151	15	-
1.9%	-	-	-	-	-	-	249	-
1.95%	-	-	-	-	-	16	1,453	-
2%	-	-	-	-	-	-	3,200	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	507	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$78,503	$183	$3,873	$1,012	$33,257	$97,048	$245,686	$159,643

	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2

0.95%	$8,531	$-	$-	$6,676	$2,548	$-	$9,106	$3,715
1%	2,032	-	-	7,558	1,752	-	6,878	4,212
1.05%	636	-	-	414	1	-	4,188	52
1.1%	4,988	-	-	148	458	-	-	637
1.15%	2,100	-	-	-	26	-	-	2,089
1.2%	1,272	-	-	30	139	-	-	360
1.25%	1,016	-	-	15	38	-	-	543
1.3%	2,106	17,961	3,460	-	-	5,014	-	-
1.35%	229	-	-	-	-	-	-	-
1.4%	1,457	125,424	19,081	243	83	31,429	-	613
1.45%	709	1,677	629	-	112	966	-	160
1.5%	97	5,503	110	-	193	115	-	406
1.55%	1,691	-	-	-	73	-	-	-
1.6%	2,579	-	-	-	103	-	-	259
1.65%	175	-	-	-	-	-	-	-
1.7%	336	-	-	-	-	-	-	-
1.75%	493	-	-	-	-	-	-	-
1.8%	1,319	-	-	-	-	-	-	-
1.85%	297	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	25	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$32,088	$150,565	$23,280	$15,084	$5,526	$37,524	$20,172	$13,046

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FBP	FBS	FB2	FCP	FCS	FDCA2	FDCAS	FEIS

0.95%	$-	$23,843	$6,601	$-	$67,629	$3,428	$1,812	$46,798
1%	-	18,609	5,732	-	59,083	1,171	53	24,777
1.05%	-	3,967	269	-	13,136	321	-	9,573
1.1%	-	429	7,643	-	13,299	4,719	-	15,301
1.15%	-	69	1,184	-	147	1,177	-	143
1.2%	-	8	445	-	595	646	33	369
1.25%	-	-	1,064	-	221	831	-	123
1.3%	36,962	-	24	60,343	94	118	-	83
1.35%	-	-	582	-	657	13	-	1,370
1.4%	200,595	-	1,014	245,225	359	834	-	697
1.45%	1,460	-	90	6,470	1,218	451	-	1,217
1.5%	1,728	-	521	3,316	792	268	-	803
1.55%	-	-	239	-	-	16	-	-
1.6%	-	-	900	-	110	232	-	-
1.65%	-	-	-	-	127	61	-	-
1.7%	-	-	-	-	-	85	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	54	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$240,745	$46,925	$26,308	$315,354	$157,521	$14,371	$1,898	$101,254

	FEI2	FGIP	FGIS	FGI2	FGOP	FGOS	FGO2	FGP

0.95%	$52,477	$-	$29,566	$13,294	$-	$33,847	$5,570	$-
1%	10,940	-	26,680	6,397	-	31,075	4,237	-
1.05%	1,322	-	12,225	1,310	-	6,369	140	-
1.1%	40,711	-	-	12,406	-	613	1,220	-
1.15%	18,240	-	127	2,665	-	25	644	-
1.2%	6,169	-	136	2,998	-	85	767	-
1.25%	11,474	-	275	2,038	-	289	264	-
1.3%	4,844	11,278	11	1,250	64,716	55	38	24,627
1.35%	3,788	-	-	806	-	-	342	-
1.4%	12,416	66,475	128	2,512	351,780	320	21	113,023
1.45%	2,947	2,343	-	565	3,231	-	73	6,106
1.5%	1,411	1,605	-	133	3,234	296	151	6,420
1.55%	4,291	-	-	813	-	-	78	-
1.6%	4,775	-	-	2,430	-	-	-	-
1.65%	1,635	-	-	-	-	-	16	-
1.7%	1,303	-	-	100	-	-	-	-
1.75%	579	-	-	202	-	-	-	-
1.8%	1,464	-	-	327	-	-	-	-
1.85%	894	-	-	-	-	-	-	-
1.9%	208	-	-	174	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	3,259	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	72	-	-	-	-	-	-	-
2.15%	237	-	-	219	-	-	-	-
2.2%	155	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$185,611	$81,701	$69,148	$50,639	$422,961	$72,974	$13,561	$150,176

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP

0.95%	$46,923	$32,622	$-	$26,073	$17,936	$7,328	$2,999	$67,518
1%	50,469	12,242	-	17,749	5,054	298	525	41,428
1.05%	10,817	1,158	-	5,548	1,116	20	971	10,900
1.1%	596	20,701	-	228	10,161	3,068	-	9,182
1.15%	190	7,337	-	174	6,510	2,168	-	1,636
1.2%	297	4,917	-	90	2,119	636	15	1,204
1.25%	401	2,697	-	3	1,624	190	-	487
1.3%	63	794	-	-	839	4,985	-	19,395
1.35%	58	1,566	-	-	295	26	-	775
1.4%	153	6,511	15,702	26	4,861	2,235	-	107,861
1.45%	14	477	450	928	493	-	-	5,109
1.5%	496	315	-	557	545	-	-	4,369
1.55%	-	1,852	-	-	2,276	1,468	-	491
1.6%	64	3,719	-	-	628	23	-	103
1.65%	145	955	-	-	197	-	-	567
1.7%	-	645	-	-	-	15	-	201
1.75%	-	211	-	-	11	143	-	-
1.8%	-	768	-	-	69	13	-	3
1.85%	-	731	-	-	27	1	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	6	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$110,686	$100,218	$16,152	$51,376	$54,767	$22,617	$4,510	$271,229

	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS	FO2

0.95%	$49,004	$-	$41,972	$78,662	$26,143	$-	$14,529	$9,598
1%	26,011	-	31,993	22,854	8,583	-	17,201	5,443
1.05%	14,472	-	5,501	2,525	5,530	-	1,808	-
1.1%	10,268	-	1,161	66,466	4,812	-	142	3,860
1.15%	2,855	-	509	12,035	980	-	278	934
1.2%	1,446	-	332	7,656	154	-	108	1,203
1.25%	530	-	242	5,244	619	-	55	289
1.3%	33,203	40,290	-	4,661	21,851	25,633	11	71
1.35%	94	-	-	3,223	-	-	-	33
1.4%	117,274	-	-	18,476	105,794	123,476	65	1,400
1.45%	3,400	-	1,295	6,210	918	1,621	473	-
1.5%	2,233	-	184	1,987	6,562	1,358	-	279
1.55%	339	-	-	12,398	-	-	-	631
1.6%	-	-	-	9,106	-	-	-	480
1.65%	2	-	178	1,997	-	-	-	224
1.7%	44	-	-	1,125	-	-	-	97
1.75%	-	-	-	777	-	-	-	-
1.8%	-	-	-	3,162	-	-	-	-
1.85%	-	-	30	521	-	-	-	145
1.9%	-	-	-	1,078	-	-	-	-
1.95%	-	-	-	52	-	-	-	-
2%	-	-	-	2,675	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	367	-	-	-	277
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$261,175	$40,290	$83,397	$263,257	$181,946	$152,088	$34,670	$24,964

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI

0.95%	$10,410	$2,905	$1,533	$1,377	$1,548	$304	$2,685	$4,268
1%	2,943	851	336	-	742	290	359	-
1.05%	479	230	556	-	20	-	-	-
1.1%	7,539	914	1,602	1,256	-	-	2,203	9,446
1.15%	3,639	-	741	234	-	-	2,011	-
1.2%	1,206	46	120	-	-	-	617	288
1.25%	358	-	-	-	-	-	87	-
1.3%	1,513	-	-	-	-	-	145	53
1.35%	847	17	89	-	-	-	310	535
1.4%	3,975	-	288	-	-	-	1,156	4
1.45%	-	932	116	-	-	-	552	-
1.5%	252	-	-	-	-	-	87	349
1.55%	1,054	-	-	-	-	-	97	-
1.6%	639	-	-	-	-	-	309	-
1.65%	10	-	-	-	-	-	49	-
1.7%	133	-	-	-	-	-	257	-
1.75%	106	-	4	-	-	-	51	-
1.8%	3	-	-	-	-	-	220	-
1.85%	64	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	153	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	221	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$35,323	$5,895	$5,385	$2,867	$2,310	$594	$11,416	$14,943

	TIF	FTVFA2	AMSRS	OVCAFS	OVGS3	OVGS4	OVGS	OVGSS

0.95%	$807	$2,077	$615	$18,035	$1,938	$17,381	$953	$9,001
1%	-	83	13	407	-	5,119	-	870
1.05%	55	-	-	108	-	2,739	-	42
1.1%	2,610	1,139	407	16,848	3,760	10,165	1,769	8,797
1.15%	-	625	428	6,226	-	4,802	-	6,548
1.2%	-	157	18	3,178	11	1,385	-	466
1.25%	-	-	-	1,750	-	1,892	-	956
1.3%	-	-	131	3,946	-	2,174	-	1,114
1.35%	84	-	-	1,297	142	3,880	21	118
1.4%	-	-	647	7,723	-	2,097	-	3,265
1.45%	-	-	128	2,985	-	126	-	110
1.5%	-	-	176	291	350	54	-	250
1.55%	-	392	-	1,556	-	833	-	1,237
1.6%	-	-	-	3,351	-	1,115	-	1,590
1.65%	-	-	-	1,029	-	205	-	356
1.7%	-	-	175	469	-	443	-	470
1.75%	-	-	136	75	-	51	-	-
1.8%	-	-	364	85	-	60	-	-
1.85%	-	-	-	434	-	28	-	36
1.9%	-	-	-	494	-	-	-	-
1.95%	-	-	-	550	-	142	-	997
2%	-	-	-	-	-	2,459	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	143	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$3,556	$4,473	$3,238	$70,980	$6,201	$57,150	$2,743	$36,223

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVHI3	OVHI	OVGIS	OVSC	OVSCS	OVSBS	PVGIB	PVTIGB

0.95%	$710	$501	$21,179	$1,998	$642	$45,928	$614	$420
1%	-	-	1,016	-	186	6,492	-	126
1.05%	-	-	421	101	69	4,631	-	-
1.1%	1,374	1,176	18,308	4,275	1,375	33,121	280	1,110
1.15%	-	135	5,827	80	270	19,161	192	-
1.2%	8	15	3,849	31	305	4,445	57	-
1.25%	-	-	2,574	-	10	2,991	-	-
1.3%	-	-	2,636	-	67	4,934	379	-
1.35%	-	31	1,134	37	8	3,719	9	176
1.4%	-	45	6,241	-	74	9,979	-	-
1.45%	-	-	2,647	-	-	2,241	44	-
1.5%	-	-	688	-	-	624	-	-
1.55%	-	-	1,426	-	-	655	208	-
1.6%	-	-	6,482	-	-	4,186	51	-
1.65%	-	-	762	-	-	1,139	202	-
1.7%	-	-	124	-	-	533	8	-
1.75%	-	-	468	-	-	547	-	-
1.8%	-	-	163	-	-	158	-	-
1.85%	-	-	58	-	-	181	-	-
1.9%	-	-	691	-	-	450	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	212	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$2,092	$1,903	$76,906	$6,522	$3,006	$146,115	$2,044	$1,832

	PVTSCB	PVTVB	ACEG2	ACC2	VWHAR	WRASP	WFVSCG

0.95%	$517	$1,509	$3,992	$19,101	$204	$3,792	$307
1%	-	266	409	3,832	-	3,794	391
1.05%	-	-	21	329	-	657	69
1.1%	922	6,413	2,326	18,579	264	3,968	600
1.15%	-	108	3,501	5,650	13	1,157	157
1.2%	-	195	531	2,633	-	300	88
1.25%	-	-	2,085	4,029	27	20	-
1.3%	-	1,278	1,070	3,415	-	235	-
1.35%	51	81	186	702	-	237	-
1.4%	-	2,752	6,466	11,790	381	595	856
1.45%	-	56	586	2,064	-	48	-
1.5%	317	55	742	1,522	-	-	-
1.55%	-	844	840	1,567	130	693	105
1.6%	-	735	1,881	3,492	-	674	112
1.65%	-	-	1,101	1,352	-	-	-
1.7%	-	25	201	1,568	-	338	-
1.75%	-	434	1,255	2,597	-	-	139
1.8%	-	60	-	641	-	-	-
1.85%	-	-	116	286	-	-	-
1.9%	-	-	-	-	-	-	-
1.95%	-	-	-	503	-	-	-
2%	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-
2.15%	-	-	-	232	-	-	-
2.2%	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-

	$1,807	$14,811	$27,309	$85,884	$1,019	$16,508	$2,824

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $6,344,846 and $7,161,985, respectively, and total transfers from the Account to the fixed account were $16,664,297 and $30,007,927, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $1,846,449 and $3,280,052 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$699,977,322	0	$699,977,322
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	$447,489	$470,879
Investors Growth Stock Series - Service Class (MIGSC)	517,996	588,377
Mid Cap Growth Series - Service Class (MMCGSC)	1,307,787	979,869
New Discovery Series - Service Class (MNDSC)	985,620	832,790
Value Series - Service Class (MVFSC)	2,132,407	1,768,180
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	813	919
Core Plus Fixed Income Portfolio - Class II (MSVF2)	557,426	490,199
Managed Allocation Fund - Moderate Growth II (VFMG2)	3,623,483	2,983,829
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	54,636	56,360
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	3,078	3,368
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,125,604	1,691,438
American Funds NVIT Bond Fund - Class II (GVABD2)	1,025,696	1,016,721
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,228,661	940,407
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,185,794	816,624
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	393,172	357,395
Federated NVIT High Income Bond Fund - Class III (HIBF3)	70,351	61,377
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	219,205	193,665
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	3,079,189	1,713,423
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	127,068	126,153
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	58,121	68,264
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	103,097	103,850
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	17,539	18,978
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	316,387	383,023
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	155,818	192,593
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	417,726	475,230
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	897,304	1,151,880
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	78,756	96,959
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	441,098	537,856
NVIT Core Bond Fund - Class I (NVCBD1)	2,859	3,142
NVIT Core Bond Fund - Class II (NVCBD2)	763,269	811,127
NVIT Core Plus Bond Fund - Class II (NVLCP2)	670,229	680,791
NVIT Fund - Class II (TRF2)	47,723	43,876
NVIT Government Bond Fund - Class I (GBF)	5,762,457	6,083,172
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,463,421	3,214,986
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	122,527	120,490
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	136	156
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	5,894,045	5,624,737
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	27,849,982	25,689,520
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	11,316,103	10,057,479
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	9,278,606	8,457,461
NVIT Mid Cap Index Fund - Class I (MCIF)	285,001	274,533
(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Mid Cap Index Fund - Class II (MCIF2)	1,431,246	1,202,030
NVIT Money Market Fund - Class I (SAM)	17,133,073	17,133,073
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	41,630	41,952
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	31,443	18,415
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	1,232,253	637,010
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	37,314	48,944
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	1,226,892	1,367,133
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	51,472	68,763
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	143,464	167,909
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	478,033	365,243
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	30,635	35,246
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	1,923,367	1,302,374
NVIT Multi-Manager Small Company Fund - Class I (SCF)	166,378	105,719
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	1,479,084	940,752
NVIT Short Term Bond Fund - Class II (NVSTB2)	466,874	485,513
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,833,407	1,832,343
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	938,230	940,037
Templeton NVIT International Value Fund - Class III (NVTIV3)	33,905	31,787
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	512,116	674,169
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	51,318	51,051
Low Duration Portfolio - Advisor Class (PMVLAD)	2,939,394	2,954,030
V.I. Capital Appreciation Fund - Series II (AVCA2)	413,242	382,642
V.I. Capital Development Fund - Series I (AVCDI)	71,895	49,661
V.I. Capital Development Fund - Series II (AVCD2)	155,282	85,921
V.I. Core Equity Fund - Series I (AVGI)	217,843	216,922
V.I. Core Equity Fund - Series II (AVCE2)	602,957	572,025
V.I. International Growth Fund - Series II (AVIE2)	136,729	229,275
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)	322,349	276,326
VPS Growth and Income Portfolio - Class B (ALVGIB)	1,305,205	877,398
VPS International Value Portfolio - Class B (ALVIVB)	715,092	717,493
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	479,144	531,515
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	2,609,306	2,320,336
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	273,473	195,647
Stock Index Fund, Inc. - Initial Shares (DSIF)	845,579	615,743
Stock Index Fund, Inc. - Service Shares (DSIFS)	1,079,148	913,230
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	115,591	131,682
Capital Appreciation Fund II - Service Shares (FCA2S)	693,649	724,343
Clover Value Fund II - Service Shares (FALFS)	1,759,159	1,071,688
High Income Bond Fund II - Service Shares (FHIBS)	3,277,952	2,899,711
International Equity Fund II (FVIE2)	84,978	92,688
Kaufmann Fund II - Primary Shares (FVK2)	101,939	102,731
Mid Cap Growth Strategies Fund II (FVGS2)	626,421	488,649
Quality Bond Fund II - Primary Shares (FQB)	649,862	645,137
Quality Bond Fund II - Service Shares (FQBS)	3,134,420	3,218,272
Contrafund Portfolio - Service Class 2 (FC2)	34,997,053	28,097,631
Equity-Income Portfolio - Initial Class (FEIP)	3,034,067	2,216,057
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	1,905,418	1,235,825
High Income Portfolio - Initial Class (FHIP)	2,109,152	1,859,333
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)	175,016	190,511
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)	138,840	147,403
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	123,170	130,529
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	958,398	911,352
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)	402,399	397,919
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)	331,005	339,175
VIP Fund - Balanced Portfolio - Initial Class (FBP)	2,938,592	2,984,679
VIP Fund - Balanced Portfolio - Service Class (FBS)	1,027,674	1,234,825
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)	533,429	535,531
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	32,353,443	29,373,333
VIP Fund - Contrafund Portfolio - Service Class (FCS)	23,001,146	20,247,516
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	564,871	462,139
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)	104,676	80,002
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	2,631,269	1,934,260
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	6,726,409	4,821,226
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)	1,027,487	1,110,110
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)	1,742,235	1,406,439
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)	1,144,027	971,100
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	43,799,096	40,526,516
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	10,215,241	9,879,270
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)	1,547,478	1,835,734
VIP Fund - Growth Portfolio - Initial Class (FGP)	2,189,704	1,995,251
VIP Fund - Growth Portfolio - Service Class (FGS)	2,114,327	1,769,096
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	2,585,982	2,649,955
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	442,351	596,232
VIP Fund - High Income Portfolio - Service Class (FHIS)	1,293,967	1,103,683
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)	2,133,358	1,880,540
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)	1,032,576	1,182,315
VIP Fund - High Income Portfolio - Service Class R (FHISR)	117,482	162,099
VIP Fund - Index 500 Portfolio - Initial Class (FIP)	4,506,241	4,610,981
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	4,148,718	4,376,519
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)	425,894	393,313
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	1,950,340	1,652,031
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	9,612,921	8,264,214
(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Money Market Portfolio - Initial Class (FMMP)	9,043,299	9,043,299
VIP Fund - Overseas Portfolio - Initial Class (FOP)	2,548,490	2,442,466
VIP Fund - Overseas Portfolio - Service Class (FOS)	363,340	469,419
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	602,014	584,320
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	2,487,476	1,511,559
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	240,575	150,707
VIP Fund - Value Portfolio - Service Class 2 (FV2)	114,175	89,583
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	193,080	123,782
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)	39,744	32,264
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)	35,712	23,000
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)	577,400	409,351
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	379,024	383,655
Templeton Foreign Securities Fund - Class 1 (TIF)	33,808	34,750
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	189,434	228,791
Socially Responsive Portfolio - I Class Shares (AMSRS)	100,564	100,243
Capital Appreciation Fund/VA - Service Class (OVCAFS)	7,360,453	7,875,718
Global Securities Fund/VA - Class 3 (OVGS3)	119,831	97,444
Global Securities Fund/VA - Class 4 (OVGS4)	2,040,239	1,665,486
Global Securities Fund/VA - Non-Service Shares (OVGS)	277,381	286,331
Global Securities Fund/VA - Service Class (OVGSS)	1,277,272	1,324,787
High Income Fund/VA - Class 3 (OVHI3)	143,047	49,605
High Income Fund/VA - Non-Service Shares (OVHI)	305,848	72,812
Main Street Fund(R)/VA - Service Class (OVGIS)	2,393,444	2,302,600
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	176,521	197,502
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	164,189	162,704
Strategic Bond Fund/VA - Service Class (OVSBS)	4,462,867	4,607,371
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	48,592	46,758
Putnam VT International Equity Fund - IB Shares (PVTIGB)	90,992	48,564
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)	186,292	98,225
Putnam VT Voyager Fund - IB Shares (PVTVB)	582,257	735,206
Capital Growth Portfolio - Class II (ACEG2)	874,208	1,042,458
Comstock Portfolio - Class II (ACC2)	3,216,257	2,528,949
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	772	866
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	687,336	721,322
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	412,807	408,827

Total	$387,734,614	$350,409,972

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund -Class III (MLVGA3)
2010	0.95% to 1.60%	140,639	$13.16 to $ 13.01	$1,845,529	1.47%	8.72% to 8.01%
2009	0.95% to 1.85%	101,563	12.10 to 12.03	1,227,427	2.97%	21.01% to 20.32%	*
Janus Aspen Series - INTECH Risk-Managed Core Portfolio -Service Shares (JARLCS)
2008	0.95% to 2.25%	17,772	11.38 to 10.58	196,670	0.67%	-36.85% to -37.74%
2007	0.95% to 2.25%	25,017	18.02 to 16.99	441,415	0.31%	5.12% to 3.78%
2006	0.95% to 2.25%	57,222	17.14 to 16.37	963,929	0.13%	9.72% to 8.33%
Investors Growth Stock Series -Service Class (MIGSC)
2010	0.95% to 2.60%	169,342	11.35 to 9.77	1,865,024	0.30%	11.09% to 9.33%
2009	0.95% to 2.60%	217,516	10.22 to 8.94	2,150,679	0.46%	37.77% to 35.34%
2008	0.95% to 2.60%	296,075	7.42 to 6.61	2,125,271	0.30%	-37.58% to -38.67%
2007	0.95% to 2.60%	381,774	11.88 to 10.77	4,413,592	0.09%	9.96% to 8.18%
2006	0.95% to 2.60%	442,921	10.80 to 9.96	4,677,080	0.00%	6.29% to 4.55%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	0.95% to 2.35%	266,237	9.38 to 8.24	2,436,871	0.00%	27.98% to 26.32%
2009	0.95% to 2.35%	358,057	7.33 to 6.53	2,556,546	0.00%	39.91% to 37.60%
2008	0.95% to 2.35%	433,328	5.24 to 4.74	2,209,695	0.00%	-52.05% to -52.80%
2007	0.95% to 2.45%	546,746	10.93 to 9.99	5,826,934	0.00%	8.46% to 6.86%
2006	0.95% to 2.45%	663,155	10.07 to 9.35	6,541,165	0.00%	1.33% to -0.18%
New Discovery Series - Service Class (MNDSC)
2010	0.95% to 1.75%	181,790	15.44 to 14.37	2,743,247	0.00%	34.65% to 33.56%
2009	0.95% to 2.05%	202,161	11.47 to 10.49	2,264,792	0.00%	61.37% to 59.45%
2008	0.95% to 2.05%	206,391	7.11 to 6.58	1,437,560	0.00%	-40.09% to -40.84%
2007	0.95% to 2.45%	265,727	11.86 to 10.85	3,095,070	0.00%	1.27% to -0.21%
2006	0.95% to 2.45%	380,452	11.71 to 10.88	4,378,742	0.00%	11.86% to 10.23%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.05%	276,669	14.40 to 13.05	3,892,801	1.43%	10.16% to 9.01%
2009	0.95% to 2.05%	386,745	13.07 to 11.97	4,924,645	1.25%	21.29% to 19.81%
2008	0.95% to 2.20%	450,686	10.77 to 9.89	4,737,336	1.12%	-33.38% to -34.28%
2007	0.95% to 2.25%	631,815	16.17 to 15.00	9,996,966	0.85%	6.57% to 5.23%
2006	0.95% to 2.25%	767,688	15.18 to 14.25	11,429,940	0.81%	19.36% to 17.86%
Variable Insurance Trust II - International Value Portfolio -Service Class (MVIVSC)
2010	0.95% to 1.40%	7,202	10.77 to 10.74	77,512	0.00%	7.75% to 7.42%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	0.95% to 2.05%	50,365	11.71 to 10.76	582,799	5.19%	5.84% to 4.71%
2009	0.95% to 2.10%	87,666	11.07 to 10.24	955,504	8.81%	8.34% to 7.08%
2008	0.95% to 2.15%	136,564	10.21 to 9.54	1,378,702	4.77%	-11.31% to -12.40%
2007	0.95% to 2.15%	171,376	11.52 to 10.89	1,945,108	4.27%	4.21% to 2.97%
2006	0.95% to 2.15%	200,767	11.05 to 10.57	2,191,757	4.03%	2.58% to 1.35%
U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95% to 2.10%	130,116	13.69 to 13.57	1,782,289	2.72%	-38.64% to -39.46%
2007	0.95% to 2.30%	177,081	22.32 to 22.19	3,981,623	0.92%	-18.06% to -19.14%
2006	0.95% to 2.30%	266,611	27.24 to 27.44	7,370,089	0.85%	36.36% to 34.66%
Managed Allocation Fund -Moderate Growth II (VFMG2)
2010	0.95% to 1.80%	1,066,389	12.90 to 11.99	13,596,438	0.67%	9.50% to 8.64%
2009	0.95% to 1.85%	1,286,972	11.78 to 11.00	14,978,687	0.01%	24.43% to 23.21%
2008	0.95% to 1.85%	1,828,065	9.47 to 8.92	17,103,103	1.25%	-29.75% to -30.43%
2007	0.95% to 1.85%	2,255,144	13.48 to 12.83	30,079,842	2.04%	5.87% to 4.95%
2006	0.95% to 1.85%	2,471,444	12.73 to 12.22	31,197,082	2.49%	9.37% to 8.42%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.40%	5,329	12.16 to 12.07	64,637	4.41%	7.21% to 6.72%
2009	1.00% to 1.60%	6,049	11.34 to 11.30	68,498	4.96%	13.43% to 12.97%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.00% to 1.40%	1,295	13.97 to 13.87	18,000	0.22%	12.02% to 11.57%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 1.65%	502,659	10.40 to 10.07	5,200,988	1.55%	10.95% to 10.17%
2009	0.95% to 2.10%	651,642	9.38 to 8.97	6,061,808	0.08%	22.24% to 20.72%
2008	0.95% to 2.10%	567,533	7.67 to 7.43	4,322,499	2.30%	-30.44% to -31.30%
2007	0.95% to 2.05%	615,213	11.03 to 10.83	6,748,999	2.54%	5.13% to 4.00%
2006	0.95% to 2.05%	274,929	10.49 to 10.41	2,877,300	3.37%	4.90% to 4.13%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 1.80%	216,731	11.12 to 10.68	2,396,198	2.06%	4.98% to 4.08%
2009	0.95% to 1.85%	273,839	10.59 to 10.25	2,876,845	0.36%	11.08% to 10.07%
2008	0.95% to 1.85%	227,907	9.54 to 9.31	2,155,354	5.12%	-10.73% to -11.55%
2007	0.95% to 1.85%	202,671	10.68 to 10.52	2,152,938	8.99%	2.00% to 1.09%
2006	0.95% to 1.80%	79,332	10.47 to 10.41	829,189	1.40%	4.72% to 4.14%	*
(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 1.80%	210,497	$11.47 to $ 11.02	$2,400,484	0.85%	10.24% to 9.30%
2009	0.95% to 2.10%	265,398	10.40 to 9.96	2,741,327	0.00%	40.26% to 38.48%
2008	0.95% to 2.10%	283,306	7.42 to 7.19	2,089,363	2.49%	-39.22% to -39.98%
2007	0.95% to 2.10%	300,663	12.20 to 11.98	3,652,423	2.97%	13.27% to 12.03%
2006	0.95% to 2.00%	150,198	10.77 to 10.70	1,615,213	0.36%	7.74% to 6.98%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 1.80%	292,377	10.15 to 9.75	2,949,018	0.17%	17.07% to 16.07%
2009	0.95% to 2.10%	296,662	8.67 to 8.29	2,550,130	0.00%	37.46% to 35.65%
2008	0.95% to 2.10%	276,634	6.31 to 6.11	1,732,572	2.01%	-44.74% to -45.45%
2007	0.95% to 2.10%	235,969	11.41 to 11.20	2,681,557	0.60%	10.83% to 9.60%
2006	0.95% to 2.00%	167,959	10.30 to 10.23	1,727,272	1.19%	2.99% to 2.26%	*
American Funds NVIT Growth - Income Fund - Class II (GVAGI2)
2010	0.95% to 1.55%	101,249	8.58 to 8.39	865,342	0.98%	9.92% to 9.26%
2009	0.95% to 1.85%	128,907	7.81 to 7.60	1,001,949	0.00%	29.45% to 28.11%
2008	0.95% to 2.05%	86,788	6.03 to 5.91	520,920	2.80%	-38.65% to -39.41%
2007	0.95% to 1.75%	38,038	9.83 to 9.78	373,398	2.45%	-1.71% to -2.23%	*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 1.35%	21,643	13.54 to 13.24	290,850	8.47%	12.09% to 11.63%
2009	0.95% to 1.55%	24,087	12.08 to 11.75	286,940	10.46%	44.69% to 43.77%
2008	1.10% to 1.55%	15,462	8.30 to 8.17	127,826	9.79%	-28.89% to -29.25%
2007	1.10% to 1.55%	8,188	11.68 to 11.55	95,010	12.98%	2.03% to 1.60%
2006	1.10% to 1.55%	4,846	11.45 to 11.36	55,136	7.33%	9.39% to 8.92%
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2010	0.95% to 1.85%	24,842	30.92 to 28.51	759,614	0.00%	14.81% to 13.77%
2009	0.95% to 2.00%	32,278	26.93 to 24.78	856,908	1.14%	61.54% to 59.44%
2008	0.95% to 2.05%	40,444	16.67 to 15.49	660,491	0.75%	-58.33% to -58.85%
2007	0.95% to 2.05%	77,884	40.01 to 37.64	3,066,915	0.42%	43.80% to 42.39%
2006	0.95% to 2.05%	101,953	27.82 to 26.43	2,797,670	0.52%	35.02% to 33.69%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	0.95% to 2.00%	307,087	23.32 to 21.72	7,058,106	0.00%	14.79% to 13.57%
2009	0.95% to 2.00%	313,458	20.31 to 19.12	6,246,312	1.16%	61.54% to 59.44%
2008	0.95% to 2.10%	337,634	12.58 to 11.94	4,165,503	0.97%	-58.26% to -58.81%
2007	0.95% to 2.30%	481,332	30.13 to 28.76	14,312,773	0.60%	44.06% to 42.28%
2006	0.95% to 2.30%	523,251	20.92 to 20.22	10,827,888	0.54%	35.26% to 33.59%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.95% to 1.55%	21,028	7.85 to 7.73	164,382	0.66%	11.93% to 11.25%
2009	0.95% to 1.60%	29,502	7.02 to 6.92	205,684	0.94%	28.22% to 27.09%
2008	0.95% to 1.60%	18,797	5.47 to 5.44	102,676	1.61%	-45.27% to -45.57%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2010	0.95% to 1.40%	11,886	8.87 to 8.76	104,902	0.13%	14.29% to 13.77%
2009	0.95% to 1.80%	14,452	7.76 to 7.62	111,575	0.00%	51.51% to 49.91%
2008	0.95% to 1.55%	3,251	5.12 to 5.09	16,613	0.00%	-48.79% to -49.05%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.95% to 1.55%	7,407	9.77 to 9.60	71,753	0.81%	22.39% to 21.77%
2009	0.95% to 1.40%	1,750	7.98 to 7.90	13,927	0.34%	30.02% to 29.24%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	4,410	9.29 to 9.17	40,618	0.31%	13.86% to 13.35%
2009	1.20% to 1.65%	2,949	8.12 to 8.04	23,819	0.84%	27.65% to 26.88%
2008	0.95% to 1.40%	1,264	6.37 to 6.35	8,024	0.25%	-36.28% to -36.52%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.70%	66,979	10.30 to 10.10	688,412	0.90%	9.36% to 8.53%
2009	0.95% to 1.70%	91,943	9.42 to 9.30	861,990	1.98%	18.68% to 17.78%
2008	0.95% to 1.80%	38,787	7.94 to 7.89	306,815	1.71%	-20.62% to -21.10%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.65%	50,889	9.88 to 9.69	499,801	0.71%	11.32% to 10.54%
2009	0.95% to 1.65%	61,751	8.87 to 8.77	544,765	1.75%	22.98% to 22.12%
2008	0.95% to 1.40%	21,071	7.21 to 7.19	151,976	1.50%	-27.86% to -28.11%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.70%	49,131	10.77 to 10.55	526,828	1.17%	5.79% to 4.99%
2009	0.95% to 1.70%	72,094	10.18 to 10.05	730,090	2.76%	11.95% to 11.10%
2008	0.95% to 1.55%	42,097	9.09 to 9.05	381,950	1.96%	-9.09% to -9.47%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.75%	258,090	10.09 to 9.87	2,596,001	0.89%	10.31% to 9.42%
2009	0.95% to 1.75%	272,785	9.15 to 9.02	2,486,373	2.05%	20.79% to 19.81%
2008	0.95% to 1.40%	44,997	7.57 to 7.55	340,238	1.71%	-24.27% to -24.53%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.40%	53,888	9.64 to 9.52	517,499	0.48%	12.23% to 11.73%
2009	0.95% to 1.55%	18,195	8.59 to 8.49	155,447	1.72%	25.38% to 24.48%
2008	0.95% to 1.65%	6,213	6.85 to 6.81	42,477	1.07%	-31.50% to -31.86%	*
(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.70%	146,653	$10.47 to $ 10.26	$1,528,271	0.98%	8.00% to 7.18%
2009	0.95% to 1.65%	80,979	9.70 to 9.58	778,869	2.49%	16.56% to 15.70%
2008	1.30% to 1.55%	21,422	8.30 to 8.28	177,474	1.81%	-17.01% to -17.17%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2010	1.10% to 1.35%	1,463	11.25 to 11.17	16,390	2.85%	5.88% to 5.61%
2009	0.95% to 1.35%	945	10.65 to 10.58	10,002	2.11%	7.75% to 7.32%
NVIT Core Bond Fund - Class II (NVCBD2)
2010	0.95% to 1.70%	42,830	11.22 to 10.99	479,542	2.37%	5.76% to 4.96%
2009	0.95% to 1.70%	53,305	10.61 to 10.47	564,408	2.88%	7.56% to 6.75%
2008	0.95% to 1.55%	3,657	9.86 to 9.82	35,983	2.84%	-1.40% to -1.80%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 1.55%	23,657	12.18 to 11.99	287,198	2.34%	7.09% to 6.44%
2009	0.95% to 2.00%	62,464	11.38 to 11.18	706,237	6.59%	15.33% to 14.15%
2008	0.95%	325	9.87	3,206	1.27%	-1.34%	*
NVIT Fund - Class II (TRF2)
2010	0.95% to 2.15%	26,560	9.22 to 10.08	243,131	0.75%	12.15% to 10.88%
2009	0.95% to 2.15%	28,643	8.22 to 9.10	246,948	1.03%	24.36% to 22.64%
2008	0.95% to 1.40%	5,793	6.61 to 7.63	39,012	1.02%	-42.17% to -42.49%
2007	0.95% to 1.60%	5,948	11.43 to 13.19	70,849	1.00%	6.86% to 6.22%
2006	1.10% to 1.60%	2,314	10.68 to 12.42	26,180	0.94%	6.84% to 6.51%	*
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.35%	911,816	14.07 to 12.99	12,622,368	2.86%	3.79% to 2.35%
2009	0.95% to 2.35%	1,261,907	13.55 to 12.70	16,899,137	3.34%	1.71% to 0.30%
2008	0.95% to 2.35%	1,644,424	13.32 to 12.66	21,776,211	4.19%	6.70% to 5.22%
2007	0.95% to 2.35%	1,761,138	12.49 to 12.03	21,912,674	4.35%	6.13% to 4.65%
2006	0.95% to 2.35%	1,841,755	11.77 to 11.50	21,674,212	4.01%	2.36% to 0.93%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.30%	632,405	14.27 to 12.53	8,775,432	1.73%	13.54% to 12.09%
2009	0.95% to 2.35%	862,813	12.57 to 11.14	10,513,670	1.07%	26.00% to 24.05%
2008	0.95% to 2.35%	1,027,805	9.97 to 8.98	9,923,501	2.00%	-37.44% to -38.39%
2007	0.95% to 2.35%	1,378,218	15.94 to 14.57	21,382,713	2.00%	4.95% to 3.52%
2006	0.95% to 2.45%	1,511,432	15.19 to 14.10	22,446,931	2.02%	15.76% to 14.01%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.85%	28,401	12.58 to 12.39	355,704	1.27%	8.77% to 7.78%
2009	0.95% to 1.55%	8,765	11.57 to 11.52	101,349	0.88%	15.66% to 15.23%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	1.10%	1,764	13.42	23,664	1.13%	10.80%
2009	1.55%	577	12.08	6,972	1.42%	20.82%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.15%	1,034,421	13.07 to 11.73	13,190,902	2.26%	4.89% to 3.62%
2009	0.95% to 2.15%	1,264,065	12.46 to 11.32	15,366,034	1.91%	8.05% to 6.74%
2008	0.95% to 2.15%	1,662,960	11.53 to 10.62	18,746,877	3.34%	-6.92% to -8.04%
2007	0.95% to 2.25%	2,184,896	12.39 to 11.47	26,543,595	3.47%	4.37% to 3.03%
2006	0.95% to 2.25%	2,682,972	11.87 to 11.14	31,319,557	3.15%	5.16% to 3.80%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.25%	4,481,861	13.93 to 12.35	61,029,906	2.05%	9.86% to 8.49%
2009	0.95% to 2.55%	6,413,045	12.68 to 11.11	79,264,359	1.56%	18.00% to 16.03%
2008	0.95% to 2.55%	7,705,854	10.75 to 9.58	80,834,731	2.70%	-23.93% to -25.19%
2007	0.95% to 2.55%	10,650,531	14.13 to 12.80	147,143,542	2.68%	4.65% to 3.00%
2006	0.95% to 2.55%	11,881,233	13.50 to 12.43	157,373,718	2.37%	10.30% to 8.56%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.25%	2,074,231	14.28 to 12.63	28,898,325	1.94%	11.76% to 10.38%
2009	0.95% to 2.70%	2,817,169	12.77 to 11.03	34,958,737	1.32%	23.21% to 20.91%
2008	0.95% to 2.70%	3,489,803	10.37 to 9.12	35,235,304	2.40%	-32.04% to -33.30%
2007	0.95% to 2.70%	4,395,960	15.26 to 13.68	65,504,408	2.28%	5.14% to 3.33%
2006	0.95% to 2.45%	4,792,606	14.51 to 13.40	68,159,021	2.18%	13.46% to 11.80%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.15%	1,326,730	13.68 to 12.28	17,765,406	2.22%	7.49% to 6.18%
2009	0.95% to 2.35%	1,915,167	12.73 to 11.37	23,782,611	1.76%	13.47% to 11.84%
2008	0.95% to 2.35%	2,425,833	11.22 to 10.16	26,585,963	3.02%	-15.85% to -17.06%
2007	0.95% to 2.40%	3,622,567	13.33 to 12.22	47,315,730	3.04%	4.85% to 3.34%
2006	0.95% to 2.45%	4,147,288	12.72 to 11.79	51,847,780	2.79%	7.40% to 5.80%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 1.55%	50,797	17.43 to 16.13	872,688	1.24%	25.00% to 24.39%
2009	0.95% to 1.55%	66,192	13.94 to 12.97	910,047	0.60%	35.46% to 34.47%
2008	0.95% to 1.60%	71,732	10.29 to 9.61	727,927	1.26%	-37.07% to -37.54%
2007	0.95% to 1.60%	79,936	16.36 to 15.38	1,289,635	1.38%	6.53% to 5.89%
2006	0.95% to 1.60%	89,807	15.35 to 14.52	1,359,632	1.18%	8.85% to 8.19%
(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class II (MCIF2)
2010	0.95% to 2.15%	227,723	$16.33 to $ 14.69	$3,645,106	1.00%	24.67% to 23.16%
2009	0.95% to 2.30%	305,639	13.10 to 11.79	3,910,375	0.72%	35.20% to 33.19%
2008	0.95% to 2.35%	388,437	9.69 to 8.82	3,685,520	1.05%	-37.22% to -38.17%
2007	0.95% to 2.45%	505,757	15.43 to 14.18	7,656,460	1.26%	6.35% to 4.78%
2006	0.95% to 2.45%	611,240	14.51 to 13.53	8,730,294	0.94%	8.70% to 7.12%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.10%	2,057,422	10.82 to 9.75	21,971,462	0.00%	-0.95% to -2.10%
2009	0.95% to 2.45%	2,836,313	10.92 to 9.78	30,483,569	0.05%	-0.91% to -2.41%
2008	0.95% to 2.45%	5,176,926	11.02 to 10.02	56,282,646	1.97%	1.08% to -0.43%
2007	0.95% to 2.45%	3,594,049	10.90 to 10.06	38,737,718	4.75%	3.79% to 2.23%
2006	0.95% to 2.45%	2,927,510	10.50 to 9.84	30,495,311	4.87%	3.54% to 1.99%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2010	0.95% to 1.40%	2,763	9.25 to 9.14	25,457	0.49%	12.72% to 12.21%
2009	0.95% to 1.00%	1,163	8.20 to 8.20	9,533	1.20%	34.81% to 34.75%
2008	1.00%	2,205	6.08	13,414	0.00%	-39.17%	*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 1.10%	11,941	11.41 to 11.30	135,325	2.25%	5.10% to 4.95%
2009	0.95% to 1.55%	12,901	10.86 to 14.87	146,023	2.02%	28.60% to 27.56%
2008	0.95% to 1.55%	17,385	8.44 to 11.66	153,858	1.79%	-46.84% to -47.25%
2007	0.95% to 1.55%	21,426	15.88 to 22.10	360,794	1.97%	1.95% to 1.39%
2006	0.95% to 1.75%	26,633	15.58 to 21.64	463,042	2.12%	21.58% to 20.70%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	0.95% to 1.70%	114,188	11.22 to 10.66	1,269,214	1.90%	4.85% to 4.05%
2009	0.95% to 2.00%	159,390	10.70 to 10.06	1,683,311	1.85%	28.26% to 26.63%
2008	0.95% to 2.00%	238,492	8.34 to 7.94	1,962,480	1.51%	-46.96% to -47.61%
2007	0.95% to 2.30%	401,003	15.73 to 14.99	6,236,278	2.17%	1.72% to 0.38%
2006	0.95% to 2.30%	399,195	15.46 to 14.93	6,120,278	1.93%	21.25% to 19.69%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	0.95% to 1.40%	7,142	9.25 to 9.13	65,641	0.00%	14.26% to 13.83%
2009	0.95% to 1.55%	9,045	8.10 to 8.00	72,920	0.41%	28.12% to 27.16%
2008	1.40%	2,403	6.30	15,139	0.21%	-36.99%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	496,336	8.89 to 8.49	4,380,532	0.50%	11.68% to 9.91%
2009	0.95% to 2.60%	657,221	7.96 to 7.72	5,202,609	1.13%	26.20% to 23.91%
2008	1.40%	1,504	6.29	9,456	0.73%	-37.11%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class II (NVMMG2)
2010	0.95% to 1.40%	23,044	9.79 to 9.66	225,041	0.00%	25.27% to 24.81%
2009	0.95% to 1.60%	19,388	7.82 to 7.73	150,882	0.00%	25.50% to 24.68%
2008	1.55%	1,033	6.20	6,405	0.00%	-37.99%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 1.40%	16,464	10.28 to 10.16	168,659	1.24%	18.50% to 17.96%
2009	0.95% to 1.80%	29,701	8.68 to 8.54	257,047	1.15%	29.23% to 27.96%
2008	0.95%	1,408	6.71	9,455	1.08%	-32.85%	*
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	0.95% to 2.15%	114,677	10.42 to 9.35	1,174,847	0.00%	23.92% to 22.42%
2009	0.95% to 2.15%	142,093	8.41 to 7.62	1,171,990	0.00%	25.98% to 24.25%
2008	0.95% to 2.45%	181,123	6.68 to 6.01	1,183,345	0.00%	-47.04% to -47.94%
2007	0.95% to 2.45%	242,695	12.61 to 11.54	2,993,964	0.00%	8.45% to 6.85%
2006	0.95% to 2.45%	290,582	11.63 to 10.80	3,325,221	0.00%	2.01% to 0.50%
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
2010	0.95% to 1.55%	9,500	15.98 to 13.59	148,074	0.60%	25.40% to 24.78%
2009	0.95% to 1.55%	12,182	12.74 to 10.89	150,799	0.60%	25.02% to 24.10%
2008	0.95% to 1.55%	16,182	10.19 to 8.78	159,218	1.09%	-32.80% to -33.29%
2007	0.95% to 1.55%	39,614	15.17 to 13.16	588,544	1.18%	-7.78% to -8.31%
2006	0.95% to 1.55%	46,188	16.45 to 14.35	744,833	0.46%	16.18% to 15.54%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	0.95% to 1.85%	150,741	14.55 to 13.45	2,149,988	0.41%	25.27% to 24.14%
2009	0.95% to 2.15%	240,942	11.62 to 10.57	2,723,189	0.56%	24.66% to 22.99%
2008	0.95% to 2.20%	309,328	9.32 to 8.56	2,806,429	0.86%	-32.94% to -33.88%
2007	0.95% to 2.20%	426,358	13.90 to 12.95	5,794,363	0.94%	-8.12% to -9.25%
2006	0.95% to 2.30%	581,526	15.13 to 14.20	8,621,588	0.22%	15.99% to 14.47%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 1.65%	30,919	17.17 to 15.16	525,883	0.28%	24.13% to 23.38%
2009	0.95% to 1.65%	38,291	13.83 to 12.29	511,309	0.26%	33.42% to 32.31%
2008	0.95% to 1.65%	44,543	10.37 to 9.29	448,152	0.82%	-38.78% to -39.29%
2007	0.95% to 1.65%	49,805	16.94 to 15.29	821,934	0.09%	1.16% to 0.49%
2006	0.95% to 1.65%	60,219	16.74 to 15.22	976,486	0.12%	10.98% to 10.26%
(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	0.95% to 2.00%	149,418	$17.27 to $ 15.71	$2,526,056	0.05%	23.79% to 22.48%
2009	0.95% to 2.00%	205,252	13.95 to 12.83	2,799,312	0.17%	33.15% to 31.74%
2008	0.95% to 2.10%	276,811	10.48 to 9.68	2,837,537	0.57%	-38.94% to -39.73%
2007	0.95% to 2.10%	355,604	17.16 to 16.06	5,988,270	0.00%	0.92% to -0.21%
2006	0.95% to 2.10%	413,522	17.01 to 16.10	6,919,080	0.05%	10.69% to 9.47%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 1.55%	61,124	10.63 to 10.46	646,175	1.32%	1.45% to 0.83%
2009	0.95% to 2.00%	72,229	10.48 to 10.30	753,304	1.97%	6.09% to 4.99%
2008	0.95% to 2.00%	40,233	9.88 to 9.81	396,696	1.99%	-1.20% to -1.89%	*
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 1.55%	4,389,025	13.98 to 13.86	60,945,936	0.06%	7.77% to 7.19%
2009	1.30% to 1.40%	1,450	12.95 to 12.94	18,764	0.19%	29.46% to 29.38%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	0.95% to 2.35%	3,620,630	13.93 to 13.61	50,312,779	0.07%	7.49% to 6.04%
2009	0.95% to 1.00%	2,535	12.96 to 12.95	32,841	0.05%	29.55% to 29.51%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.40%	5,264	13.64 to 13.54	71,666	1.97%	5.34% to 4.86%
2009	0.95% to 1.25%	6,039	12.95 to 12.93	78,181	0.44%	29.52% to 29.25%	*
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
2010	0.95% to 1.90%	203,791	9.30 to 9.05	1,888,706	1.64%	28.59% to 27.55%
2009	0.95% to 2.10%	258,334	7.24 to 7.07	1,858,991	1.85%	29.27% to 27.39%
2008	0.95% to 1.70%	3,048	5.60 to 5.56	16,993	2.52%	-44.02% to -44.37%	*
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.40%	36,578	11.80 to 11.72	430,769	1.30%	8.33% to 7.84%
2009	0.95% to 1.55%	10,695	10.90 to 10.86	116,428	0.72%	8.97% to 8.56%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 1.85%	152,598	11.44 to 11.26	1,741,220	1.53%	4.19% to 3.24%
2009	0.95% to 1.85%	161,276	10.98 to 10.91	1,767,434	1.29%	9.76% to 9.12%	*
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.95% to 2.60%	708,705	6.39 to 5.69	4,419,408	0.44%	-52.36% to -53.25%
2007	0.95% to 2.60%	938,809	13.42 to 12.18	12,325,218	0.32%	0.40% to -1.24%
2006	0.95% to 2.60%	1,147,537	13.37 to 12.33	15,064,760	0.12%	11.87% to 10.06%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	118,430	10.03 to 8.63	1,157,006	0.49%	14.11% to 12.29%
2009	0.95% to 2.60%	160,721	8.79 to 7.68	1,371,344	0.28%	19.57% to 17.38%
2008	0.95% to 2.60%	182,489	7.35 to 6.54	1,304,807	0.00%	-43.17% to -44.19%
2007	0.95% to 2.60%	230,439	12.93 to 11.73	2,909,473	0.00%	10.67% to 8.86%
2006	0.95% to 2.60%	267,318	11.68 to 10.77	3,059,928	0.00%	5.05% to 3.35%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.95% to 1.10%	6,135	14.31 to 14.12	86,965	0.00%	17.65% to 17.47%
2009	0.95% to 1.40%	9,758	12.16 to 11.74	117,307	0.00%	41.02% to 40.16%
2008	0.95% to 1.40%	11,561	8.62 to 8.37	98,659	0.00%	-47.53% to -47.85%
2007	0.95% to 1.40%	13,747	16.43 to 16.05	223,985	0.00%	9.79% to 9.36%
2006	0.95% to 1.40%	16,306	14.97 to 14.68	242,377	0.00%	15.42% to 14.97%
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.05%	18,466	13.07 to 15.94	240,572	0.00%	17.35% to 16.16%
2009	0.95% to 2.05%	21,689	11.13 to 13.72	252,525	0.00%	40.64% to 38.86%
2008	0.95% to 2.05%	26,173	7.92 to 9.88	217,628	0.00%	-47.63% to -48.29%
2007	0.95% to 2.05%	44,378	15.12 to 19.11	736,261	0.00%	9.49% to 8.34%
2006	0.95% to 1.80%	32,190	13.81 to 17.80	487,463	0.00%	15.15% to 14.25%
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.35%	26,149	11.08 to 10.87	288,315	0.90%	8.52% to 8.08%
2009	0.95% to 1.55%	46,564	10.21 to 11.33	478,210	1.88%	27.08% to 26.19%
2008	0.95% to 1.55%	49,846	8.04 to 8.98	403,209	2.08%	-30.81% to -31.27%
2007	0.95% to 1.55%	53,441	11.61 to 13.06	624,683	1.12%	7.08% to 6.50%
2006	0.95% to 1.55%	57,148	10.85 to 12.26	624,218	1.07%	8.46% to 8.06%	*
V.I. Core Equity Fund - Series II (AVCE2)
2010	0.95% to 1.90%	68,359	10.95 to 10.47	738,673	0.66%	8.21% to 7.25%
2009	0.95% to 2.35%	123,027	10.12 to 9.60	1,229,072	1.55%	26.77% to 24.85%
2008	0.95% to 2.35%	136,524	7.99 to 7.69	1,078,893	1.81%	-30.98% to -32.00%
2007	0.95% to 2.35%	167,172	11.57 to 11.31	1,920,889	0.75%	6.85% to 5.39%
2006	0.95% to 2.35%	272,774	10.83 to 10.73	2,946,445	1.04%	8.29% to 7.27%	*
V.I. International Growth Fund - Series II (AVIE2)
2010	0.95% to 1.80%	22,521	19.58 to 18.13	433,385	1.54%	11.54% to 10.58%
2009	0.95% to 2.10%	35,995	17.55 to 16.02	619,656	1.26%	33.63% to 31.92%
2008	0.95% to 2.10%	47,870	13.13 to 12.15	616,506	0.41%	-41.11% to -41.86%
2007	0.95% to 2.10%	65,393	22.30 to 20.89	1,435,476	0.34%	13.35% to 12.14%
2006	0.95% to 2.30%	91,233	19.67 to 18.45	1,774,544	0.90%	26.67% to 25.07%
(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2010	0.95% to 1.40%	21,857	$16.08 to $ 15.49	$347,677	0.45%	13.03% to 12.61%
2009	0.95% to 1.55%	40,559	14.23 to 13.60	572,187	1.33%	28.98% to 28.08%
2008	0.95% to 1.55%	48,207	11.03 to 10.62	527,777	1.53%	-29.20% to -29.66%
2007	0.95% to 1.55%	53,323	15.58 to 15.09	825,585	0.22%	8.50% to 7.90%
2006	0.95% to 1.65%	61,022	14.36 to 13.92	871,512	0.95%	10.19% to 9.45%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	0.95% to 2.35%	265,237	11.35 to 9.99	2,947,268	0.00%	11.73% to 10.22%
2009	0.95% to 2.35%	347,388	10.15 to 9.07	3,440,485	3.51%	19.21% to 17.35%
2008	0.95% to 2.40%	448,444	8.52 to 7.70	3,717,863	1.79%	-41.26% to -42.20%
2007	0.95% to 2.40%	604,644	14.50 to 13.32	8,564,579	1.22%	3.86% to 2.39%
2006	0.95% to 2.40%	735,403	13.96 to 13.01	10,073,140	1.14%	15.88% to 14.23%
VPS International Value Portfolio - Class B (ALVIVB)
2010	0.95% to 2.15%	59,622	17.10 to 15.34	994,116	2.24%	3.31% to 2.06%
2009	0.95% to 2.15%	104,992	16.55 to 15.04	1,693,489	1.00%	33.08% to 31.47%
2008	0.95% to 2.40%	151,300	12.44 to 11.26	1,839,874	0.93%	-53.73% to -54.49%
2007	0.95% to 2.40%	205,466	26.88 to 24.75	5,422,580	0.99%	4.57% to 3.12%
2006	0.95% to 2.40%	271,312	25.70 to 24.00	6,873,247	1.34%	33.84% to 32.03%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	0.95% to 1.90%	105,587	10.83 to 9.93	1,124,622	0.29%	8.79% to 7.82%
2009	0.95% to 2.30%	159,972	9.95 to 8.92	1,552,934	0.00%	35.80% to 33.81%
2008	0.95% to 2.30%	194,058	7.33 to 6.67	1,385,302	0.00%	-40.39% to -41.26%
2007	0.95% to 2.40%	235,240	12.29 to 11.28	2,827,412	0.00%	12.53% to 10.92%
2006	0.95% to 2.40%	261,485	10.93 to 10.17	2,803,216	0.00%	-1.58% to -2.98%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.15%	256,254	20.23 to 18.16	5,083,887	0.30%	25.39% to 23.87%
2009	0.95% to 2.30%	380,442	16.14 to 14.49	5,992,758	0.85%	41.30% to 39.20%
2008	0.95% to 2.40%	469,478	11.42 to 10.34	5,244,615	0.46%	-36.36% to -37.36%
2007	0.95% to 2.40%	610,638	17.94 to 16.50	10,745,008	0.77%	0.56% to -0.86%
2006	0.95% to 2.40%	750,612	17.84 to 16.65	13,182,370	0.24%	13.12% to 11.52%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 1.65%	34,198	16.92 to 14.79	571,410	0.59%	24.63% to 23.89%
2009	0.95% to 1.65%	47,606	13.58 to 11.94	634,448	2.64%	23.84% to 22.81%
2008	0.95% to 1.65%	59,553	10.96 to 9.72	637,485	0.86%	-31.57% to -32.12%
2007	0.95% to 1.65%	64,660	16.02 to 14.32	1,014,236	0.41%	-1.60% to -2.26%
2006	0.95% to 1.65%	75,679	16.28 to 14.65	1,210,663	0.41%	13.33% to 12.59%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 1.55%	87,671	12.95 to 10.12	1,100,324	1.75%	13.75% to 13.15%
2009	0.95% to 1.55%	132,305	11.38 to 8.95	1,414,531	1.91%	25.13% to 24.21%
2008	0.95% to 1.65%	165,235	9.10 to 7.15	1,399,433	2.10%	-37.74% to -38.24%
2007	0.95% to 1.65%	178,617	14.61 to 11.57	2,450,522	1.75%	4.25% to 3.57%
2006	0.95% to 1.60%	185,956	14.02 to 11.20	2,458,545	1.65%	14.40% to 13.70%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2010	0.95% to 2.05%	147,732	14.35 to 13.23	2,080,342	1.52%	13.45% to 12.28%
2009	0.95% to 2.35%	201,886	12.65 to 11.53	2,505,612	1.85%	24.85% to 22.91%
2008	0.95% to 2.35%	225,035	10.13 to 9.38	2,239,942	1.70%	-37.92% to -38.86%
2007	0.95% to 2.35%	296,978	16.32 to 15.34	4,773,801	1.51%	3.99% to 2.57%
2006	0.95% to 2.35%	341,893	15.69 to 14.96	5,302,944	1.37%	14.11% to 12.55%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 1.40%	14,745	12.13 to 8.80	175,064	0.96%	13.73% to 13.30%
2009	0.95% to 1.55%	28,301	10.67 to 7.67	275,271	0.93%	32.49% to 31.56%
2008	0.95% to 1.55%	29,659	8.05 to 5.83	218,296	0.76%	-35.05% to -35.49%
2007	0.95% to 1.55%	33,739	12.39 to 9.04	387,061	0.54%	6.76% to 6.16%
2006	0.95% to 1.55%	38,573	11.61 to 8.51	413,707	0.11%	8.17% to 7.54%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	0.95% to 1.80%	150,136	11.67 to 10.83	1,726,149	0.57%	11.93% to 10.98%
2009	0.95% to 2.30%	117,030	10.42 to 9.38	1,188,552	0.73%	12.19% to 10.53%
2008	0.95% to 2.30%	136,194	9.29 to 8.48	1,240,660	0.02%	-30.34% to -31.33%
2007	0.95% to 2.30%	192,620	13.34 to 12.35	2,518,355	0.57%	8.59% to 7.18%
2006	0.95% to 2.30%	213,327	12.28 to 11.53	2,577,261	0.54%	14.68% to 13.16%
Clover Value Fund II - Service Shares (FALFS)
2009	0.95% to 2.10%	119,548	8.78 to 8.01	1,030,537	2.32%	13.42% to 11.93%
2008	0.95% to 2.25%	144,291	7.74 to 7.08	1,096,433	1.53%	-34.59% to -35.54%
2007	0.95% to 2.25%	177,540	11.83 to 10.99	2,064,880	1.30%	-10.72% to -11.87%
2006	0.95% to 2.25%	209,203	13.25 to 12.47	2,731,670	1.25%	15.38% to 13.91%
(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	0.95% to 1.90%	335,213	$18.62 to $ 17.14	$6,116,863	8.52%	13.30% to 12.33%
2009	0.95% to 2.10%	458,406	16.44 to 15.02	7,344,347	10.93%	51.03% to 49.26%
2008	0.95% to 2.10%	546,407	10.88 to 10.06	5,803,265	9.79%	-26.80% to -27.68%
2007	0.95% to 2.10%	733,907	14.87 to 13.91	10,679,523	7.88%	2.20% to 1.05%
2006	0.95% to 2.10%	875,905	14.55 to 13.77	12,509,632	8.16%	9.52% to 8.28%
International Equity Fund II (FVIE2)
2009	0.95% to 1.40%	8,430	11.88 to 11.47	99,267	3.07%	39.91% to 39.04%
2008	0.95% to 1.40%	10,516	8.49 to 8.25	88,622	0.63%	-46.24% to -46.56%
2007	0.95% to 1.40%	14,935	15.80 to 15.43	234,292	0.18%	8.50% to 8.07%
2006	0.95% to 1.40%	15,736	14.56 to 14.28	227,795	0.19%	17.76% to 17.32%
Kaufmann Fund II - Primary Shares (FVK2)
2010	0.95% to 1.50%	37,784	11.36 to 11.31	430,556	0.00%	13.58% to 13.08%	*
Mid Cap Growth Strategies Fund II (FVGS2)
2009	0.95% to 1.65%	36,281	13.08 to 12.39	466,497	0.00%	29.37% to 28.24%
2008	0.95% to 1.65%	44,308	10.11 to 9.66	442,313	0.00%	-44.03% to -44.48%
2007	0.95% to 1.65%	47,645	18.07 to 17.41	851,505	0.00%	16.89% to 16.14%
2006	0.95% to 1.65%	55,039	15.46 to 14.99	843,482	0.00%	7.21% to 6.51%
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 1.55%	201,987	14.35 to 14.41	2,869,871	5.10%	7.47% to 6.89%
2009	0.95% to 1.65%	233,092	13.35 to 13.37	3,088,779	6.36%	19.29% to 18.46%
2008	0.95% to 1.65%	239,911	11.20 to 11.28	2,675,497	5.26%	-8.17% to -8.81%
2007	0.95% to 1.65%	276,522	12.19 to 12.38	3,362,257	4.59%	4.38% to 3.66%
2006	0.95% to 1.65%	279,545	11.68 to 11.94	3,265,829	3.95%	3.17% to 2.45%
Quality Bond Fund II - Service Shares (FQBS)
2010	0.95% to 2.20%	515,949	14.22 to 12.76	7,218,790	5.26%	7.25% to 5.97%
2009	0.95% to 2.20%	684,106	13.25 to 12.04	8,873,511	6.67%	19.01% to 17.53%
2008	0.95% to 2.20%	780,704	11.14 to 10.24	8,506,293	5.06%	-8.43% to -9.58%
2007	0.95% to 2.20%	1,014,677	12.16 to 11.33	12,109,722	4.72%	4.14% to 2.84%
2006	0.95% to 2.20%	1,265,396	11.68 to 11.02	14,551,816	3.76%	2.94% to 1.65%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 2.35%	2,136,017	11.74 to 11.38	24,958,340	1.12%	34.18% to 32.09%
2008	0.95% to 2.60%	2,684,930	8.75 to 8.41	23,636,516	0.66%	-43.24% to -44.24%
2007	0.95% to 2.60%	3,860,697	15.41 to 15.08	60,288,317	0.72%	16.18% to 14.31%
2006	0.95% to 2.60%	4,412,906	13.27 to 13.19	59,953,597	0.99%	10.38% to 8.61%
Equity-Income Portfolio - Initial Class (FEIP)
2010	1.30% to 1.50%	695,726	16.96 to 13.93	11,547,588	1.76%	13.65% to 13.42%
2009	1.30% to 1.50%	811,187	14.92 to 12.28	11,860,565	2.22%	28.52% to 28.25%
2008	1.30% to 1.50%	997,322	11.61 to 9.57	11,365,561	2.20%	-43.40% to -43.52%
2007	1.30% to 1.50%	1,310,249	20.51 to 16.95	26,437,845	1.68%	0.20% to 0%
2006	1.30% to 1.50%	1,675,332	20.47 to 16.95	33,754,419	3.25%	18.64% to 18.40%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	0.95% to 2.25%	163,220	15.10 to 13.46	2,411,455	0.24%	25.14% to 23.66%
2009	0.95% to 2.25%	245,996	12.07 to 10.88	2,889,812	0.38%	55.66% to 53.30%
2008	0.95% to 2.40%	286,147	7.75 to 7.03	2,165,977	0.46%	-51.75% to -52.55%
2007	0.95% to 2.40%	392,305	16.07 to 14.81	6,174,688	0.61%	4.43% to 2.97%
2006	0.95% to 2.40%	507,691	15.39 to 14.38	7,682,512	0.34%	14.91% to 13.29%
High Income Portfolio - Initial Class (FHIP)
2010	1.30% to 1.50%	735,446	14.77 to 12.27	10,641,122	7.44%	12.34% to 12.12%
2009	1.30% to 1.50%	857,007	13.15 to 10.94	11,043,020	7.78%	42.09% to 41.80%
2008	1.30% to 1.50%	1,013,037	9.25 to 7.72	9,204,648	7.72%	-25.96% to -26.11%
2007	1.30% to 1.50%	1,346,504	12.50 to 10.44	16,560,408	7.01%	1.44% to 1.24%
2006	1.30% to 1.50%	1,918,167	12.32 to 10.31	23,269,712	6.62%	9.79% to 9.57%
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
2010	1.30% to 1.50%	121,214	16.05 to 13.39	1,912,573	1.18%	14.83% to 14.60%
2009	1.30% to 1.50%	115,825	13.98 to 11.69	1,592,562	1.52%	31.18% to 30.91%
2008	1.30% to 1.50%	144,687	10.65 to 8.93	1,515,574	1.69%	-36.65% to -36.78%
2007	1.30% to 1.50%	171,354	16.82 to 14.12	2,833,817	4.23%	17.41% to 17.17%
2006	1.30% to 1.50%	234,079	14.32 to 12.05	3,284,121	2.18%	5.60% to 5.39%
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
2010	0.95% to 1.40%	122,835	13.44 to 10.76	1,636,213	1.09%	15.07% to 14.55%
2009	0.95% to 1.40%	132,853	11.68 to 9.39	1,538,993	1.47%	31.53% to 30.93%
2008	0.95% to 1.40%	156,018	8.88 to 7.17	1,375,334	1.67%	-36.49% to -36.78%
2007	0.95% to 1.50%	187,562	13.98 to 11.25	2,604,413	4.01%	17.74% to 17.08%
2006	0.95% to 1.65%	237,859	11.88 to 9.89	2,801,709	2.13%	5.84% to 5.12%
(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2010	0.95% to 1.60%	53,307	$10.33 to $ 9.63	$546,181	0.76%	14.92% to 14.17%
2009	0.95% to 1.60%	64,796	8.99 to 8.43	578,051	1.27%	31.15% to 30.29%
2008	0.95% to 1.60%	90,695	6.85 to 6.47	617,251	1.20%	-36.55% to -36.97%
2007	0.95% to 2.00%	155,616	11.66 to 10.63	1,682,140	3.79%	17.53% to 16.28%
2006	0.95% to 2.00%	218,687	9.20 to 9.14	2,047,291	1.88%	5.71% to 4.62%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2010	1.30% to 1.50%	150,460	17.85 to 15.21	2,643,596	1.70%	12.78% to 12.55%
2009	1.30% to 1.50%	182,047	15.82 to 13.52	2,831,492	2.42%	27.43% to 27.18%
2008	1.30% to 1.50%	205,903	12.42 to 10.63	2,518,978	2.34%	-29.65% to -29.79%
2007	1.30% to 1.50%	260,245	17.65 to 15.14	4,531,540	5.99%	13.99% to 13.76%
2006	1.30% to 1.50%	302,401	15.48 to 13.31	4,617,104	2.84%	5.93% to 5.71%
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
2010	0.95% to 1.05%	132,822	15.39 to 15.19	2,034,990	1.52%	13.06% to 12.94%
2009	0.95% to 1.05%	159,093	13.62 to 13.45	2,156,813	2.96%	27.72% to 27.59%
2008	0.95% to 1.05%	176,253	10.66 to 10.54	1,872,306	2.23%	-29.50% to -29.57%
2007	0.95% to 1.50%	227,600	15.12 to 12.53	3,429,218	5.54%	14.26% to 13.62%
2006	0.95% to 1.50%	313,691	13.23 to 11.03	4,128,448	2.89%	6.22% to 5.63%
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
2010	0.95% to 1.60%	97,159	12.40 to 11.56	1,190,019	1.36%	12.88% to 12.14%
2009	0.95% to 1.60%	125,832	10.98 to 10.30	1,367,108	2.15%	27.54% to 26.70%
2008	0.95% to 1.60%	147,880	8.61 to 8.13	1,261,176	1.87%	-29.58% to -30.05%
2007	0.95% to 1.70%	241,655	12.23 to 12.18	2,948,057	5.41%	14.07% to 13.26%
2006	0.95% to 1.70%	328,594	10.72 to 10.75	3,531,528	2.70%	6.12% to 5.35%
VIP Fund - Balanced Portfolio - Initial Class (FBP)
2010	1.30% to 1.50%	817,011	22.70 to 15.43	18,183,783	1.65%	16.54% to 16.30%
2009	1.30% to 1.50%	931,893	19.48 to 13.27	17,833,938	1.87%	36.80% to 36.52%
2008	1.30% to 1.50%	1,068,913	14.24 to 9.72	14,970,573	1.56%	-34.82% to -34.95%
2007	1.30% to 1.50%	1,370,830	21.85 to 14.94	29,485,545	3.34%	7.62% to 7.40%
2006	1.30% to 1.50%	1,656,632	20.30 to 13.91	33,163,410	2.15%	10.26% to 10.04%
VIP Fund - Balanced Portfolio - Service Class (FBS)
2010	0.95% to 1.20%	306,509	15.52 to 12.56	4,728,133	1.48%	16.87% to 16.57%
2009	0.95% to 1.20%	390,093	13.28 to 10.78	5,151,599	2.43%	37.04% to 36.70%
2008	0.95% to 1.20%	420,979	9.69 to 7.88	4,058,636	1.41%	-34.65% to -34.82%
2007	0.95% to 1.70%	583,860	14.82 to 12.27	8,617,838	3.01%	7.86% to 7.10%
2006	0.95% to 1.70%	790,203	13.74 to 11.46	10,769,761	2.19%	10.58% to 9.80%
VIP Fund - Balanced Portfolio -Service Class 2 (FB2)
2010	0.95% to 1.60%	190,496	13.22 to 12.32	2,483,331	1.42%	16.64% to 15.87%
2009	0.95% to 1.60%	231,984	11.34 to 10.64	2,598,242	1.69%	37.01% to 36.11%
2008	0.95% to 1.95%	270,359	8.27 to 7.25	2,202,965	1.07%	-34.77% to -35.48%
2007	0.95% to 2.00%	566,382	12.68 to 11.18	6,922,053	3.11%	7.68% to 6.59%
2006	0.95% to 2.00%	703,602	11.78 to 10.49	7,936,808	1.89%	10.44% to 9.32%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.30% to 1.50%	1,195,533	21.41 to 17.70	25,179,025	1.39%	33.95% to 33.67%
2008	1.30% to 1.50%	1,362,752	15.98 to 13.24	21,444,023	0.90%	-43.26% to -43.38%
2007	1.30% to 1.50%	1,721,497	28.17 to 23.39	47,800,612	0.85%	16.06% to 15.82%
2006	1.30% to 1.50%	2,291,778	24.27 to 20.20	54,794,040	1.26%	10.27% to 10.05%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95% to 1.85%	1,018,989	18.33 to 12.22	17,850,384	1.29%	34.38% to 33.16%
2008	0.95% to 1.85%	1,165,290	13.64 to 9.18	15,220,038	0.80%	-43.16% to -43.68%
2007	0.95% to 1.85%	1,484,578	23.99 to 16.30	34,282,899	0.74%	16.39% to 15.32%
2006	0.95% to 1.85%	2,072,706	20.62 to 14.13	41,231,144	1.08%	10.53% to 9.53%
VIP Fund - Dynamic Capital Appreciation Portfolio -Service Class 2 (FDCA2)
2010	0.95% to 2.05%	153,523	9.13 to 7.92	1,369,071	0.24%	16.87% to 15.69%
2009	0.95% to 2.05%	178,282	7.81 to 6.85	1,365,100	0.01%	34.50% to 32.82%
2008	0.95% to 2.35%	250,249	5.81 to 5.03	1,416,520	0.39%	-41.91% to -42.81%
2007	0.95% to 2.35%	399,586	9.99 to 8.79	3,867,673	0.11%	5.71% to 4.27%
2006	0.95% to 2.35%	468,828	9.45 to 8.43	4,268,269	0.23%	12.74% to 11.24%
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
2010	0.95% to 1.20%	19,399	9.27 to 9.04	179,759	0.23%	16.94% to 16.65%
2009	0.95% to 1.20%	26,109	7.93 to 7.75	206,920	0.14%	34.62% to 34.28%
2008	0.95% to 1.20%	33,398	5.89 to 5.77	196,635	0.51%	-41.75% to -41.89%
2007	0.95% to 1.20%	41,546	10.11 to 9.93	419,802	0.20%	5.90% to 5.64%
2006	0.95% to 1.45%	71,423	9.55 to 9.01	680,433	0.38%	12.91% to 12.44%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 1.55%	760,681	13.93 to 12.05	10,144,449	1.66%	14.00% to 13.40%
2009	0.95% to 1.80%	910,610	12.22 to 10.34	10,655,929	2.18%	28.80% to 27.47%
2008	0.95% to 1.80%	1,051,714	9.49 to 8.11	9,594,707	2.17%	-43.25% to -43.82%
2007	0.95% to 1.80%	1,342,707	16.72 to 14.44	21,651,322	1.52%	0.45% to -0.35%
2006	0.95% to 1.80%	1,848,034	16.65 to 14.49	29,848,200	3.06%	18.94% to 17.99%
(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	0.95% to 2.60%	1,286,076	$12.28 to $ 9.39	$15,478,786	1.48%	13.83% to 12.03%
2009	0.95% to 2.60%	1,727,974	10.79 to 8.39	18,012,012	1.99%	28.65% to 26.28%
2008	0.95% to 2.60%	2,201,159	8.39 to 6.64	17,684,718	1.91%	-43.36% to -44.39%
2007	0.95% to 2.60%	3,198,721	14.81 to 11.94	44,920,124	1.56%	0.31% to -1.31%
2006	0.95% to 2.60%	3,777,054	14.77 to 12.10	52,827,666	2.90%	18.79% to 16.88%
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
2010	1.30% to 1.50%	369,824	16.49 to 13.51	5,967,560	0.69%	13.38% to 13.15%
2009	1.30% to 1.50%	435,060	14.54 to 11.94	6,202,757	1.06%	25.55% to 25.30%
2008	1.30% to 1.50%	508,815	11.58 to 9.53	5,786,705	1.10%	-42.46% to -42.58%
2007	1.30% to 1.50%	644,978	20.13 to 16.60	12,774,324	1.83%	10.66% to 10.43%
2006	1.30% to 1.50%	844,127	18.19 to 15.03	15,127,365	0.99%	11.71% to 11.48%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2010	0.95% to 1.40%	545,122	13.31 to 9.50	7,202,720	0.59%	13.57% to 13.06%
2009	0.95% to 1.40%	656,856	11.72 to 8.40	7,645,855	1.32%	25.95% to 25.38%
2008	0.95% to 1.40%	757,698	9.31 to 6.70	7,005,801	1.01%	-42.33% to -42.59%
2007	0.95% to 1.70%	968,589	16.14 to 12.27	15,531,097	1.69%	10.93% to 10.15%
2006	0.95% to 1.70%	1,401,790	14.55 to 11.14	20,181,151	0.93%	11.94% to 11.15%
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
2010	0.95% to 2.60%	460,031	10.09 to 8.10	4,560,380	0.45%	13.46% to 11.66%
2009	0.95% to 2.60%	558,980	8.89 to 7.26	4,868,924	0.84%	25.81% to 23.51%
2008	0.95% to 2.60%	663,688	7.07 to 5.87	4,576,919	0.73%	-42.45% to -43.47%
2007	0.95% to 2.60%	1,217,465	12.02 to 10.39	14,463,016	1.41%	10.86% to 9.00%
2006	0.95% to 2.60%	1,523,749	11.09 to 9.53	16,276,568	0.73%	11.79% to 9.99%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.30% to 1.50%	2,164,700	15.59 to 8.07	32,910,036	0.48%	43.96% to 43.66%
2008	1.30% to 1.50%	2,454,884	10.83 to 5.62	25,968,267	0.38%	-55.60% to -55.69%
2007	1.30% to 1.50%	2,998,614	24.39 to 12.68	71,585,431	0.00%	21.57% to 21.33%
2006	1.30% to 1.50%	3,838,147	20.06 to 10.45	75,200,329	0.75%	4.09% to 3.88%
VIP Fund -Growth Opportunities Portfolio -Service Class (FGOS)
2009	0.95% to 1.50%	1,040,394	7.94 to 6.03	8,195,662	0.38%	44.33% to 43.53%
2008	0.95% to 1.50%	1,167,975	5.50 to 4.20	6,379,131	0.31%	-55.49% to -55.74%
2007	0.95% to 1.70%	1,477,714	12.36 to 9.67	18,151,098	0.00%	21.87% to 21.03%
2006	0.95% to 1.70%	2,164,644	10.14 to 7.99	21,701,919	0.67%	4.30% to 3.54%
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	0.95% to 1.65%	223,840	6.59 to 6.15	1,463,152	0.23%	44.08% to 43.06%
2008	0.95% to 1.65%	260,162	4.57 to 4.30	1,178,992	0.10%	-55.56% to -55.88%
2007	0.95% to 2.25%	433,171	10.29 to 8.81	4,367,308	0.00%	21.73% to 20.22%
2006	0.95% to 2.25%	633,127	8.45 to 7.33	5,135,032	0.48%	4.12% to 2.79%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	1.30% to 1.50%	762,754	15.98 to 13.42	11,884,213	0.28%	22.56% to 22.31%
2009	1.30% to 1.50%	853,099	13.03 to 10.97	10,856,766	0.43%	26.62% to 26.36%
2008	1.30% to 1.50%	987,600	10.29 to 8.68	9,950,382	0.73%	-47.86% to -47.96%
2007	1.30% to 1.50%	1,220,889	19.74 to 16.69	23,620,044	0.85%	25.31% to 25.05%
2006	1.30% to 1.50%	1,587,272	15.76 to 13.34	24,502,919	0.43%	5.46% to 5.25%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 1.65%	897,310	13.65 to 8.63	12,082,996	0.17%	22.88% to 22.01%
2009	0.95% to 1.65%	1,042,498	11.11 to 7.07	11,397,677	0.34%	26.93% to 26.03%
2008	0.95% to 1.65%	1,178,043	8.75 to 5.61	10,160,222	0.66%	-47.74% to -48.11%
2007	0.95% to 1.70%	1,451,639	16.75 to 11.35	23,999,276	0.65%	25.66% to 24.79%
2006	0.95% to 1.70%	2,071,785	13.33 to 9.10	26,927,897	0.31%	5.72% to 4.96%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	0.95% to 2.15%	1,287,067	7.17 to 7.98	9,113,411	0.03%	22.69% to 21.31%
2009	0.95% to 2.25%	1,659,007	5.85 to 6.51	9,746,477	0.20%	26.75% to 24.83%
2008	0.95% to 2.35%	1,957,567	4.61 to 5.16	9,226,547	0.47%	-47.81% to -48.60%
2007	0.95% to 2.45%	2,980,613	8.84 to 9.95	27,521,681	0.41%	25.45% to 23.62%
2006	0.95% to 2.45%	3,550,271	7.04 to 8.05	26,931,305	0.17%	5.56% to 4.01%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	1.40% to 1.45%	95,239	11.55 to 11.53	1,100,382	7.18%	12.28% to 12.23%
2009	1.40% to 1.45%	123,555	10.29 to 10.28	1,271,390	9.72%	41.80% to 41.73%
2008	1.40% to 1.45%	144,845	7.26 to 7.25	1,051,086	10.32%	-25.94% to -25.97%
2007	1.40% to 1.45%	183,544	9.80 to 9.79	1,798,322	16.79%	-2.02% to -2.06%	*
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 1.50%	400,252	12.51 to 11.55	4,981,173	7.17%	12.71% to 12.08%
2009	0.95% to 1.50%	490,276	11.10 to 10.31	5,417,043	7.62%	42.41% to 41.62%
2008	0.95% to 1.50%	577,479	7.80 to 7.28	4,483,080	7.59%	-25.78% to -26.19%
2007	0.95% to 1.50%	788,760	10.50 to 9.86	8,254,967	6.81%	1.68% to 1.11%
2006	0.95% to 1.50%	1,155,293	10.33 to 9.75	11,904,498	6.18%	10.12% to 9.51%
(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
2010	0.95% to 1.85%	328,452	$13.12 to $ 11.90	$4,241,656	6.40%	12.59% to 11.57%
2009	0.95% to 2.00%	485,203	11.65 to 9.64	5,481,167	7.20%	42.10% to 40.57%
2008	0.95% to 2.00%	683,721	8.20 to 6.86	5,401,594	6.41%	-25.85% to -26.67%
2007	0.95% to 2.25%	1,259,532	11.06 to 9.15	13,218,372	6.75%	1.56% to 0.26%
2006	0.95% to 2.25%	1,867,791	10.89 to 9.13	19,198,055	7.42%	9.97% to 8.57%
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
2010	0.95% to 1.80%	133,279	11.67 to 11.31	1,543,788	5.83%	12.71% to 11.74%
2009	0.95% to 2.00%	195,840	10.36 to 10.06	2,014,679	7.65%	42.13% to 40.60%
2008	0.95% to 2.00%	204,856	7.29 to 7.15	1,484,566	8.72%	-25.89% to -26.71%
2007	0.95% to 2.05%	229,788	9.83 to 9.76	2,254,241	16.83%	-1.68% to -2.41%	*
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 1.20%	40,281	11.72 to 11.61	471,404	7.26%	12.58% to 12.30%
2009	0.95% to 1.20%	48,313	10.41 to 10.34	502,388	7.21%	42.56% to 42.21%
2008	0.95% to 1.20%	51,824	7.30 to 7.27	378,158	9.25%	-25.69% to -25.88%
2007	0.95% to 1.20%	55,900	9.82 to 9.81	549,020	16.34%	-1.77% to -1.94%	*
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2010	0.95% to 1.80%	1,678,112	13.55 to 9.13	23,959,258	1.90%	13.93% to 12.95%
2009	0.95% to 1.80%	1,943,775	11.89 to 8.08	24,461,730	2.52%	25.40% to 24.33%
2008	0.95% to 1.80%	2,303,589	9.48 to 6.50	23,084,333	1.91%	-37.60% to -38.13%
2007	0.95% to 2.00%	3,062,942	15.20 to 11.22	49,555,131	3.58%	4.43% to 3.38%
2006	0.95% to 2.00%	4,123,755	14.55 to 10.85	64,044,703	1.85%	14.63% to 13.47%
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2010	0.95% to 1.70%	1,108,219	18.53 to 15.90	20,693,390	3.45%	6.78% to 5.97%
2009	0.95% to 1.70%	1,257,159	17.36 to 15.01	22,031,226	8.95%	14.62% to 13.76%
2008	0.95% to 1.80%	1,487,483	15.14 to 13.00	22,802,056	4.56%	-4.17% to -4.98%
2007	0.95% to 2.00%	2,002,429	15.80 to 13.44	31,971,786	4.60%	3.35% to 2.27%
2006	0.95% to 2.00%	2,736,447	15.29 to 13.14	42,212,416	4.35%	3.36% to 2.28%
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
2010	1.30%	79,372	43.06	3,418,130	0.38%	27.16%
2009	1.30%	84,859	33.87	2,873,780	0.88%	38.27%
2008	1.30%	91,649	24.49	2,244,770	0.43%	-40.23%
2007	1.30%	111,290	40.98	4,560,666	0.91%	14.12%
2006	1.30%	133,809	35.91	4,805,186	0.38%	11.24%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 1.85%	200,317	44.39 to 36.84	8,820,270	0.25%	27.48% to 26.32%
2009	0.95% to 1.85%	239,781	34.82 to 29.16	8,285,227	0.59%	38.69% to 37.43%
2008	0.95% to 1.85%	270,595	25.11 to 21.22	6,749,304	0.33%	-40.08% to -40.63%
2007	0.95% to 1.85%	371,994	41.91 to 35.74	15,499,235	0.73%	14.38% to 13.34%
2006	0.95% to 1.85%	528,205	36.64 to 31.53	19,231,126	0.30%	11.52% to 10.51%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	0.95% to 2.45%	891,471	25.24 to 34.09	22,348,386	0.11%	27.35% to 25.57%
2009	0.95% to 2.25%	1,178,982	19.82 to 27.75	24,350,810	0.44%	38.42% to 36.45%
2008	0.95% to 2.40%	1,462,630	14.32 to 20.04	22,665,119	0.24%	-40.18% to -41.11%
2007	0.95% to 2.45%	2,141,028	23.93 to 33.87	57,840,422	0.50%	14.24% to 12.57%
2006	0.95% to 2.45%	2,499,223	20.95 to 30.09	62,036,810	0.19%	11.34% to 9.74%
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
2010	0.95% to 1.80%	1,033,965	13.29 to 11.40	13,599,712	0.18%	-0.71% to -1.56%
2009	0.95% to 1.80%	1,254,704	13.38 to 11.58	16,665,180	0.82%	-0.24% to -1.09%
2008	0.95% to 1.80%	1,755,894	13.41 to 11.71	23,422,359	2.98%	2.05% to 1.17%
2007	0.95% to 1.95%	1,692,808	13.14 to 11.57	22,140,604	4.91%	4.18% to 3.14%
2006	0.95% to 1.95%	2,404,784	12.62 to 11.22	30,299,680	4.92%	3.90% to 2.87%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	1.30% to 1.50%	661,127	17.26 to 14.36	11,247,722	1.36%	11.65% to 11.42%
2009	1.30% to 1.50%	799,518	15.46 to 12.89	12,179,776	2.13%	24.88% to 24.63%
2008	1.30% to 1.50%	936,068	12.38 to 10.34	11,429,678	2.34%	-44.54% to -44.65%
2007	1.30% to 1.50%	1,197,734	22.32 to 18.68	26,404,069	3.32%	15.78% to 15.54%
2006	1.30% to 1.50%	1,500,483	19.28 to 16.17	28,566,943	0.92%	16.55% to 16.31%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 1.45%	256,381	14.62 to 12.11	3,716,249	1.31%	11.92% to 11.36%
2009	0.95% to 1.45%	290,240	13.06 to 10.87	3,753,883	2.04%	25.24% to 24.60%
2008	0.95% to 1.45%	332,003	10.43 to 8.73	3,433,097	2.15%	-44.40% to -44.68%
2007	0.95% to 1.70%	448,229	18.76 to 16.53	8,348,164	3.09%	16.09% to 15.30%
2006	0.95% to 1.70%	661,770	16.16 to 14.34	10,551,954	0.84%	16.83% to 16.05%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2010	0.95% to 2.15%	234,497	10.14 to 8.91	2,348,888	1.09%	11.76% to 10.41%
2009	0.95% to 2.15%	295,619	9.07 to 8.07	2,661,348	1.83%	25.02% to 23.51%
2008	0.95% to 2.30%	376,092	7.26 to 7.94	2,748,873	1.87%	-44.49% to -45.31%
2007	0.95% to 2.30%	587,205	16.35 to 14.52	7,889,062	2.92%	16.03% to 14.44%
2006	0.95% to 2.30%	747,944	11.28 to 12.68	8,996,238	0.73%	16.66% to 15.17%
(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	0.95% to 2.10%	208,729	$13.65 to $ 12.63	$2,852,274	1.03%	11.75% to 10.46%
2009	0.95% to 2.55%	285,270	12.22 to 16.24	3,716,167	1.99%	25.00% to 22.74%
2008	0.95% to 2.55%	352,777	9.77 to 13.23	3,767,285	1.96%	-44.48% to -45.44%
2007	0.95% to 2.55%	473,983	17.60 to 24.25	9,315,988	3.11%	15.94% to 14.15%
2006	0.95% to 2.55%	366,651	15.18 to 21.24	6,392,870	0.67%	16.70% to 14.92%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 1.45%	42,123	13.80 to 13.35	577,786	1.24%	11.94% to 11.37%
2009	0.95% to 1.55%	52,089	12.33 to 17.56	643,937	2.21%	25.29% to 24.29%
2008	0.95% to 1.55%	64,461	9.84 to 14.13	639,820	2.34%	-44.41% to -44.81%
2007	0.95% to 1.55%	79,453	17.71 to 25.60	1,417,786	3.20%	16.11% to 15.49%
2006	0.95% to 1.55%	84,632	15.25 to 22.16	1,309,809	0.85%	16.83% to 16.23%
VIP Fund - Value Portfolio - Service Class 2 (FV2)
2010	0.95% to 1.75%	42,696	11.84 to 10.95	499,436	1.04%	16.40% to 15.46%
2009	0.95% to 1.75%	50,426	10.17 to 9.49	507,519	0.68%	40.76% to 39.62%
2008	0.95% to 1.75%	55,361	7.23 to 6.80	393,801	0.49%	-47.11% to -47.54%
2007	0.95% to 1.85%	87,802	13.66 to 12.89	1,178,106	0.39%	0.89% to 0.03%
2006	0.95% to 1.85%	107,559	13.54 to 12.88	1,427,375	0.69%	13.32% to 12.35%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 1.40%	18,259	16.17 to 14.61	292,945	0.42%	25.25% to 24.85%
2009	0.95% to 1.40%	26,841	12.91 to 11.70	341,779	0.53%	55.90% to 54.88%
2008	0.95% to 1.55%	23,049	8.28 to 7.48	186,864	0.62%	-51.64% to -52.03%
2007	0.95% to 1.55%	27,247	17.12 to 15.59	457,510	0.93%	4.59% to 4.03%
2006	0.95% to 1.55%	31,358	16.37 to 14.98	504,402	0.50%	15.10% to 14.46%
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
2010	0.95% to 1.05%	20,918	12.02 to 11.90	250,963	1.31%	16.61% to 16.50%
2009	0.95% to 1.05%	23,767	10.30 to 10.22	244,577	0.77%	40.99% to 40.85%
2008	0.95% to 1.05%	29,534	7.31 to 7.25	215,504	0.70%	-47.04% to -47.09%
2007	0.95% to 1.10%	36,865	13.80 to 13.66	507,940	0.53%	1.02% to 0.87%
2006	0.95% to 1.10%	42,221	13.66 to 13.55	575,969	0.62%	13.47% to 13.30%
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
2010	0.95% to 1.00%	6,048	10.95 to 10.89	66,031	0.00%	23.51% to 23.44%
2009	0.95% to 1.00%	8,266	8.87 to 8.83	73,146	0.00%	38.40% to 38.33%
2008	0.95% to 1.00%	6,455	6.41 to 6.38	41,320	0.00%	-49.36% to -49.39%
2007	0.95% to 1.20%	6,498	12.65 to 12.43	82,132	0.00%	16.39% to 16.09%
2006	0.95% to 1.40%	6,594	10.87 to 10.57	71,435	0.00%	7.40% to 6.95%
VIP Fund -VIP Growth Strategies Portfolio -Service Class 2 (FAGR2)
2010	0.95% to 2.15%	82,434	10.71 to 9.48	863,684	0.00%	23.50% to 22.13%
2009	0.95% to 2.25%	123,408	8.67 to 7.68	1,044,951	0.00%	38.00% to 35.98%
2008	0.95% to 2.35%	208,391	6.28 to 5.60	1,273,306	0.00%	-49.39% to -50.19%
2007	0.95% to 2.35%	271,076	12.41 to 11.24	3,267,759	0.00%	16.20% to 14.63%
2006	0.95% to 2.35%	285,349	10.68 to 9.81	2,969,741	0.00%	7.27% to 5.80%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.95% to 1.65%	99,592	14.21 to 13.38	1,397,132	1.78%	19.79% to 19.05%
2009	0.95% to 1.65%	125,910	11.86 to 11.24	1,472,972	1.88%	16.56% to 15.61%
2008	0.95% to 1.65%	151,231	10.18 to 9.72	1,520,486	2.07%	-27.64% to -28.21%
2007	0.95% to 1.65%	201,567	14.07 to 13.55	2,807,251	2.60%	-3.35% to -3.99%
2006	0.95% to 1.75%	221,913	14.55 to 14.04	3,203,967	1.25%	16.32% to 15.44%
Templeton Foreign Securities Fund -Class 1 (TIF)
2010	0.95% to 1.55%	21,610	15.76 to 13.85	332,603	2.09%	7.64% to 7.07%
2009	0.95% to 1.55%	23,759	14.64 to 12.93	340,797	3.97%	36.04% to 35.04%
2008	0.95% to 1.55%	30,221	10.76 to 9.58	318,896	2.58%	-40.80% to -41.21%
2007	0.95% to 1.55%	33,635	18.18 to 16.29	601,501	2.18%	14.68% to 14.07%
2006	0.95% to 1.55%	36,467	15.85 to 14.28	569,853	1.37%	20.54% to 19.90%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 1.20%	43,505	9.32 to 9.26	404,258	2.00%	9.21% to 8.93%
2009	0.95% to 2.00%	57,780	8.53 to 8.37	490,739	4.75%	29.01% to 27.50%
2008	0.95% to 1.60%	9,607	6.61 to 6.58	63,341	2.89%	-33.86% to -34.20%	*
Regency Portfolio -S Class Shares (AMRS)
2008	0.95% to 1.80%	31,830	5.58 to 6.74	181,638	1.25%	-46.46% to -47.00%
2007	0.95% to 1.80%	20,462	10.42 to 12.72	221,991	0.22%	2.07% to 1.24%
2006	0.95% to 2.05%	57,725	10.20 to 12.51	612,776	0.12%	2.04% to 1.31%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 1.80%	22,926	13.66 to 12.89	308,598	0.03%	21.69% to 20.65%
2009	0.95% to 2.20%	22,205	11.22 to 12.58	258,250	1.41%	30.18% to 28.35%
2008	0.95% to 2.20%	26,570	8.62 to 9.80	239,704	1.99%	-40.02% to -40.83%
2007	0.95% to 2.35%	34,139	14.37 to 16.45	518,801	0.10%	6.59% to 5.14%
2006	0.95% to 2.35%	37,053	13.48 to 15.64	526,319	0.15%	12.63% to 11.09%
(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.35%	745,696	$10.16 to $ 9.06	$7,413,359	0.01%	42.78% to 40.55%
2008	0.95% to 2.60%	945,209	7.11 to 6.34	6,572,841	0.00%	-46.18% to -47.14%
2007	0.95% to 2.60%	1,147,953	13.22 to 11.99	14,864,759	0.01%	12.77% to 10.95%
2006	0.95% to 2.60%	1,327,283	11.72 to 10.80	15,277,880	0.19%	6.66% to 4.92%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 1.50%	39,528	15.17 to 14.62	596,064	1.46%	14.87% to 14.24%
2009	0.95% to 1.55%	41,001	13.21 to 18.45	556,408	2.30%	38.37% to 37.37%
2008	0.95% to 1.55%	49,473	9.54 to 13.43	499,279	1.47%	-40.76% to -41.20%
2007	0.95% to 1.55%	45,383	16.11 to 22.84	779,614	1.31%	5.32% to 4.75%
2006	0.95% to 1.55%	44,501	15.30 to 21.81	729,149	0.87%	16.57% to 15.96%
Global Securities Fund/VA - Class 4 (OVGS4)
2010	0.95% to 2.00%	324,505	14.92 to 13.90	4,784,755	1.28%	14.57% to 13.36%
2009	0.95% to 2.15%	435,440	13.02 to 12.15	5,596,606	2.01%	38.06% to 36.22%
2008	0.95% to 2.20%	525,504	9.43 to 8.90	4,888,798	1.30%	-40.91% to -41.74%
2007	0.95% to 2.45%	686,311	15.96 to 15.13	10,831,474	1.09%	5.05% to 3.51%
2006	0.95% to 2.45%	761,024	15.20 to 14.62	11,463,733	0.91%	16.29% to 14.62%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 1.55%	12,245	17.34 to 15.02	210,183	1.53%	14.86% to 14.28%
2009	0.95% to 1.55%	31,161	15.10 to 13.14	459,225	1.68%	38.44% to 37.45%
2008	0.95% to 1.55%	33,904	10.91 to 9.56	361,882	1.58%	-40.76% to -41.19%
2007	0.95% to 1.55%	43,404	18.41 to 16.26	785,425	1.38%	5.30% to 4.73%
2006	0.95% to 1.55%	47,987	17.48 to 15.52	826,057	1.01%	16.58% to 15.96%
Global Securities Fund/VA - Service Class (OVGSS)
2010	0.95% to 1.95%	168,541	17.00 to 15.53	2,811,525	1.33%	14.60% to 13.45%
2009	0.95% to 2.10%	254,036	14.83 to 13.53	3,690,668	2.11%	38.03% to 36.27%
2008	0.95% to 2.10%	356,893	10.75 to 9.93	3,753,280	1.30%	-40.90% to -41.66%
2007	0.95% to 2.10%	431,990	18.18 to 17.02	7,710,501	1.25%	5.07% to 3.91%
2006	0.95% to 2.20%	538,871	17.30 to 16.30	9,182,101	0.90%	16.25% to 14.87%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 1.40%	68,583	2.86 to 2.78	195,325	6.53%	13.60% to 13.18%
2009	0.95% to 1.55%	79,552	2.52 to 2.44	199,631	0.00%	25.55% to 23.30%
2008	0.95% to 1.55%	48,947	2.01 to 1.98	98,043	7.38%	-79.09% to -79.28%
2007	0.95% to 1.55%	28,659	9.60 to 9.56	274,906	0.00%	-4.00% to -4.40%	*
High Income Fund/VA - Non- Service Shares (OVHI)
2010	0.95% to 1.55%	39,017	4.14 to 3.88	159,598	6.89%	13.72% to 13.13%
2009	0.95% to 1.65%	58,027	3.64 to 3.40	208,723	0.00%	24.13% to 21.80%
2008	0.95% to 1.65%	83,236	2.93 to 2.79	241,678	8.16%	-78.88% to -79.09%
2007	0.95% to 1.65%	111,717	13.88 to 13.37	1,538,523	8.33%	-1.06% to -1.73%
2006	0.95% to 1.65%	152,574	14.03 to 13.60	2,126,479	7.19%	8.39% to 7.65%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	0.95% to 2.15%	526,930	12.03 to 10.79	6,223,078	0.99%	14.73% to 13.34%
2009	0.95% to 2.15%	726,603	10.48 to 9.52	7,439,741	1.73%	26.78% to 25.24%
2008	0.95% to 2.25%	910,823	8.27 to 7.55	7,362,822	1.35%	-39.21% to -40.08%
2007	0.95% to 2.45%	1,219,313	13.60 to 12.45	16,243,771	0.87%	3.16% to 1.64%
2006	0.95% to 2.45%	1,385,272	13.19 to 12.25	17,947,530	0.98%	13.67% to 12.01%
Main Street Small Cap Fund(R)/VA - Non- Service Shares (OVSC)
2010	0.95% to 1.55%	34,925	17.56 to 16.69	606,718	0.66%	22.23% to 21.62%
2009	0.95% to 1.55%	43,822	14.37 to 13.72	622,444	0.92%	35.89% to 34.90%
2008	0.95% to 1.55%	50,851	10.57 to 10.17	532,380	0.50%	-38.42% to -38.88%
2007	0.95% to 1.55%	52,970	17.17 to 16.64	902,144	0.36%	-2.15% to -2.71%
2006	0.95% to 1.65%	60,225	17.54 to 17.02	1,050,662	0.15%	13.91% to 13.18%
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	0.95% to 1.50%	26,813	9.92 to 9.67	264,291	0.49%	21.89% to 21.21%
2009	0.95% to 1.75%	37,025	8.14 to 10.63	325,447	0.63%	35.58% to 34.32%
2008	0.95% to 1.80%	43,562	6.00 to 7.90	283,949	0.31%	-38.59% to -39.20%
2007	0.95% to 2.05%	58,304	9.78 to 12.91	612,125	0.13%	-2.33% to -3.38%
2006	0.95% to 1.80%	26,424	10.01 to 13.42	280,075	0.00%	0.11% to -0.43%	*
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	0.95% to 2.15%	677,118	17.33 to 15.59	11,573,797	8.77%	13.68% to 12.39%
2009	0.95% to 2.30%	942,990	15.25 to 13.71	14,120,678	0.27%	17.28% to 15.65%
2008	0.95% to 2.30%	1,202,860	13.00 to 11.85	15,311,582	5.05%	-15.30% to -16.45%
2007	0.95% to 2.30%	1,376,792	15.35 to 14.19	20,735,994	3.33%	8.51% to 7.06%
2006	0.95% to 2.30%	1,404,214	14.14 to 13.25	19,541,636	4.14%	6.22% to 4.79%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	0.95% to 1.70%	13,453	13.39 to 12.63	176,960	1.57%	13.29% to 12.43%
2009	0.95% to 1.80%	17,134	11.81 to 10.90	197,603	2.59%	28.58% to 27.31%
2008	0.95% to 2.15%	44,660	9.19 to 8.36	400,489	2.27%	-39.28% to -40.12%
2007	0.95% to 2.30%	59,863	15.13 to 13.85	886,987	1.34%	-6.94% to -8.17%
2006	0.95% to 2.30%	64,212	16.26 to 15.08	1,026,524	1.45%	14.81% to 13.30%
(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	0.95% to 1.35%	13,155	$13.43 to $ 12.97	$174,856	3.73%	8.98% to 8.54%
2009	0.95% to 1.55%	16,878	12.32 to 11.76	205,705	0.00%	23.45% to 22.46%
2008	0.95% to 1.55%	24,176	9.98 to 9.60	238,682	2.54%	-44.48% to -44.90%
2007	0.95% to 1.70%	38,245	17.98 to 17.28	679,135	3.20%	7.33% to 6.60%
2006	0.95% to 1.70%	32,370	16.75 to 16.21	537,136	0.61%	26.51% to 25.66%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2010	0.95% to 1.50%	9,780	14.95 to 14.26	144,083	0.33%	24.79% to 24.10%
2009	0.95% to 1.50%	17,044	11.98 to 11.49	201,760	1.79%	30.28% to 29.56%
2008	0.95% to 1.50%	24,978	9.20 to 8.87	227,344	1.48%	-39.94% to -40.27%
2007	0.95% to 1.50%	28,244	15.32 to 14.85	428,659	0.62%	-13.55% to -14.04%
2006	0.95% to 1.65%	34,169	17.72 to 17.18	600,850	0.34%	16.18% to 15.43%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.95% to 2.05%	96,300	14.65 to 13.32	1,374,162	1.26%	19.65% to 18.47%
2009	0.95% to 2.25%	100,291	12.25 to 11.07	1,195,587	0.53%	62.34% to 60.14%
2008	0.95% to 2.25%	55,966	7.54 to 6.91	414,502	0.00%	-37.63% to -38.51%
2007	0.95% to 2.25%	70,960	12.09 to 11.25	842,948	0.00%	4.51% to 3.17%
2006	0.95% to 2.25%	80,396	11.57 to 10.90	917,188	0.11%	4.44% to 3.09%
Capital Growth Portfolio - Class II (ACEG2)
2010	0.95% to 2.05%	173,486	11.43 to 10.34	1,933,473	0.00%	18.43% to 17.25%
2009	0.95% to 2.05%	273,597	9.65 to 8.82	2,561,691	0.00%	64.07% to 62.03%
2008	0.95% to 2.30%	328,511	5.88 to 5.35	1,882,927	0.20%	-49.60% to -50.34%
2007	0.95% to 2.45%	451,594	11.67 to 10.68	5,143,597	0.00%	15.53% to 13.82%
2006	0.95% to 2.45%	517,589	10.10 to 9.38	5,121,527	0.00%	1.65% to 0.15%
Comstock Portfolio - Class II (ACC2)
2010	0.95% to 2.15%	531,183	12.92 to 11.59	6,721,551	0.14%	14.60% to 13.31%
2009	0.95% to 2.30%	745,932	11.27 to 10.11	8,205,438	4.29%	27.19% to 25.29%
2008	0.95% to 2.30%	930,104	8.86 to 8.07	8,056,470	2.44%	-36.41% to -37.36%
2007	0.95% to 2.45%	1,284,613	13.94 to 12.76	17,539,374	1.73%	-3.26% to -4.68%
2006	0.95% to 2.45%	1,520,299	14.41 to 13.39	21,527,980	1.29%	14.95% to 13.26%
Worldwide Insurance Trust -Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 1.55%	33,086	11.84 to 11.79	391,165	0.00%	18.41% to 17.94%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 1.70%	115,062	12.80 to 12.64	1,469,249	1.19%	7.64% to 6.83%
2009	0.95% to 1.85%	115,948	11.89 to 8.97	1,238,557	0.00%	18.90% to 18.16%	*
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 1.55%	11,321	16.47 to 16.31	186,001	0.00%	25.57% to 24.81%
2009	1.00% to 1.40%	6,874	13.11 to 13.08	90,092	0.00%	31.13% to 30.78%	*
Large Cap Core Equity Fund (obsolete) (STVGI)
2008	0.95% to 1.45%	2,608	11.44 to 11.09	29,393	1.01%	-38.49% to -38.81%
2007	0.95% to 1.80%	3,573	18.61 to 17.79	65,001	1.20%	-0.18% to -1.04%
2006	0.95% to 1.80%	3,919	18.64 to 17.97	71,740	1.21%	15.09% to 14.11%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	0.95% to 1.55%	196,969	7.25 to 6.96	1,410,725	0.41%	-39.63% to -40.06%
2007	0.95% to 1.55%	221,038	12.00 to 11.60	2,627,233	0.36%	8.11% to 7.46%
2006	0.95% to 1.65%	250,037	11.10 to 10.75	2,753,846	0.52%	9.30% to 8.56%
Large Cap Growth Stock Fund (obsolete) (STVCA)
2008	1.10% to 1.85%	2,620	9.00 to 8.59	23,038	0.20%	-41.33% to -41.78%
2007	1.45% to 1.85%	7,424	15.07 to 14.75	110,658	0.29%	13.60% to 13.13%
2006	0.95% to 1.85%	21,833	13.55 to 13.04	289,474	0.28%	9.78% to 8.78%
Large Cap Value Equity Fund (obsolete) (STVVIS)
2008	1.10% to 1.90%	5,137	12.77 to 12.16	64,302	2.03%	-33.53% to -34.13%
2007	1.10% to 1.90%	7,427	19.20 to 18.46	139,317	1.29%	2.41% to 1.64%
2006	0.95% to 1.90%	15,461	18.87 to 18.17	285,683	1.40%	21.30% to 20.21%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	0.95% to 1.65%	157,175	8.78 to 8.38	1,362,445	1.26%	-39.98% to -40.49%
2007	0.95% to 1.65%	235,928	14.63 to 14.09	3,410,924	1.07%	0.60% to -0.06%
2006	0.95% to 1.65%	256,800	14.54 to 14.10	3,697,613	1.03%	16.49% to 15.74%
Mid Cap Core Equity Fund (obsolete) (STVMCE)
2008	0.95% to 1.85%	2,229	11.63 to 10.99	25,112	0.58%	-41.22% to -41.76%
2007	0.95% to 1.85%	4,471	19.79 to 18.87	85,458	0.19%	4.18% to 3.23%
2006	0.95% to 1.85%	9,935	19.00 to 18.28	184,726	0.38%	9.67% to 8.68%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 1.60%	19,280	5.68 to 5.58	110,752	0.00%	-46.79% to -47.14%
2007	0.95% to 1.75%	19,079	10.68 to 10.54	209,775	0.00%	7.69% to 6.82%
2006	0.95% to 2.05%	69,651	9.92 to 12.57	730,761	0.00%	-0.83% to -1.54%	*
Small Cap Value Equity Fund (obsolete) (STVSCV)
2008	0.95% to 1.40%	4,565	15.62 to 15.23	70,692	1.68%	-33.78% to -34.15%
2007	0.95% to 1.40%	4,598	23.59 to 23.13	107,713	0.85%	1.58% to 1.17%
2006	0.95% to 1.40%	5,093	23.22 to 22.86	117,680	0.44%	15.00% to 14.57%
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
STI Classic Variable Trust - International Equity Fund (obsolete) (STVIE)
2006	0.95% to 1.10%	112	$23.35 to $ 23.20	$2,608	0.66%	23.30% to 23.12%
STI Classic Variable Trust - Investment Grade Bond Fund (obsolete) (STVIGB)
2006	1.55%	630	11.07	6,976	4.33%	2.72%
2010	Reserves for annuity contracts in payout phase:				$1,133,318
2010	Contract owners equity:				$699,931,571
2009	Reserves for annuity contracts in payout phase:				$427,890
2009	Contract owners equity:				$788,131,102
2008	Reserves for annuity contracts in payout phase:				$444,798
2008	Contract owners equity:				$774,814,980
2007	Reserves for annuity contracts in payout phase:				$637,445
2007	Contract owners equity:				$1,498,536,209
2006	Reserves for annuity contracts in payout phase:				$656,017
2006	Contract owners equity:				$1,663,719,593

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

93

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

partc.htm
PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-7:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2010 .

Statement of Operations for the year ended
December 31, 2010 .

Statements of Changes in Contract Owners'
Equity for the years ended December 31, 2010
and 2009 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the years
ended December 31, 2010 , 2009 and 2008 .

Consolidated Balance Sheets as of December 31, 2010
and 2009 .

Consolidated Statements of Changes in  Equity
as of December 31, 2010 , 2009 and 2008 .

Consolidated Statements of Cash Flows for the years
ended December 31, 2010 , 2009 and 2008 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.	(b) Exhibits

(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the initial Registration Statement on November 5, 1994 (File No. 0 33-82174) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Form of the Underwriting or Distribution contracts between the Depositor and the Principal Underwriter - Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 0 33-89560) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with Post-Effective No. 2 on October 31, 1997 (File No. 0 33-89560) and hereby incorporated by reference.

(5)	The variable annuity application – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 0 33-89560) and hereby incorporated by reference.

(6)	Depositor's Certificate of Incorporation and By-Laws -

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 - Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, as document "aimfpa99h1.htm".

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".

(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, as document "fedfpa99h4.htm".

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, as document "fidifpa99h5.htm".

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, as document "frankfpa99h8.htm".

(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, as document "mfsfpa99h11.htm".

(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, as document "nwfpa99h12a.htm".

(8)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, as document "nwfpa99h12b.htm".

(9)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, as document "neuberfpa99h13.htm".

(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, as document "oppenfpa99h14.htm".

(11)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, as document "univfpa99h16.htm".

The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(12)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, as document "alliancebernsteinfpa.htm".

(13)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".

(14)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm".

(16)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".

(17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".

(18)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004, as document "wellsfargofpa.htm".

The following Fund Participation Agreement was previously filed on April 16 , 2008 with Post-Effective Amendment No. 20 of registration statement ( 333-103094 ) under Exhibit 24(b), and is hereby incorporated by reference.

(19)
Fund Participation Agreement with Vision Group of Funds, M&T Asset Management (Division of Manufacturers and Traders Trust Company), and Federated Securities Corp., dated June 1, 2002, as document "mtbfpa.htm".

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel - Filed previously with Post-Effective No. 24 on April 26, 2007 (File No. 033-89560) under document "opinionofcounsel.htm" and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                      Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.

Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company, LLC (fka Nationwide Better Health Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.	Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2011 was 6,277 and 5,727 , respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-7, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20 th day of April, 2011 .

NATIONWIDE VARIABLE ACCOUNT-7
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)
By/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20 th day of April, 2011 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact